UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, CA 92614

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Elizabeth M. Forget President Met Investors Series Trust 5 Park Plaza, Suite 1900 Irvine, CA 92614	Stacy H. Louizos, Esq. David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1: Report to Shareholders.

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Met Investors Series Trust AllianceBernstein Global Dynamic Allocation Portfolio Semiannual Report	June 30, 2012

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NOT PART OF THE FUND REPORT

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B shares of the AllianceBernstein Global Dynamic Allocation Portfolio returned 3.91%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The period began on a positive note amid improving sentiment driven by European Central Bank (“ECB”) actions to stem the Eurozone area crisis. In December 2011, the ECB took initial steps to backstop the banking system and improve liquidity through its Long-Term Refinancing Operation (“LTRO”), which provided longer-term funding and more lenient collateral requirements. This was followed by a second round of lending under the program in February 2012, bringing the total amount lent to approximately €1 trillion. The actions by the ECB lowered the probability of a systemic financial collapse, a key tail risk that had been weighing on markets, and led to a strong rally in risk assets during the first quarter.

The improvement in risk sentiment proved short-lived, however, as fears about the future of the Eurozone and a slowing global economy undermined investor confidence in the second quarter. Political uncertainty in Greece fed fears that the country might be forced to abandon the euro and yields on Spanish sovereign debt rose towards unsustainable levels. This reignited concern that the European crisis might spread throughout the region and it became obvious that the ECB’s actions, while a step in the right direction, were not a sufficient long-term solution. Outside of Europe, both the U.S. and high-growth Asian economies also began to show signs of slowing growth.

Amid the uncertainty, global equity markets fell in the second quarter, while safe haven assets such as U.S. Treasuries rose. Despite the decline in the second quarter, equities gained ground over the full six-month period, with the U.S. posting the strongest returns among major economies. Global Treasuries also delivered positive returns.

PORTFOLIO REVIEW/PERIOD END POSITIONING

In addition to directly purchasing securities, the Portfolio invests in a range of derivative instruments to both gain and reduce market exposure as our view of market risk and return conditions change. During the six month period ended June 30, 2012, the Portfolio’s derivative investments included exchange-traded stock and bond index futures, total return swaps on equity and commodity indices, interest rate swaps, and currency forward contracts.

Our decision to retain a reduced allocation to the equity market in the first quarter of 2012 by reducing the Portfolio’s holdings in stock index futures detracted from returns, as equity markets rose during the period. Although this positioning detracted from total return, it did reduce the Portfolio’s volatility over the period.

Our decision to underweight European equities through a reduction in European stock index futures contributed positively, as did our decision to hedge euro exposure through the use of currency forward contracts. Our use of interest rate swaps to increase the Portfolio’s interest rate exposure benefited returns, as interest rates generally declined over the period.

The Portfolio rose for the six-month period ended June 30, 2012, but trailed the Dow Jones Moderate Index. Entering the year, the Portfolio was positioned somewhat defensively with an underweight to equities. Although we moved to increase risk exposure early in the year amid signs of improved market sentiment and reduced volatility, the Portfolio lagged its benchmark during the first quarter as equity markets rallied.

The Portfolio outperformed its benchmark in the second quarter however, as we moved to a more defensive posture prompted by concerns about weaker global economic growth and increased risk from Europe. In addition, an underweight to European equities and hedge of the euro currency contributed to relative performance during the second quarter.

At the end of the period, the Portfolio remained defensively positioned with an underweight to equities relative to its long-term strategic allocation. We remained concerned about deteriorating market and economic conditions, including rising market volatility, tightening credit conditions in Europe, policy uncertainty surrounding the European crisis, and slowing global growth. Partially offsetting those negative conditions were supportive equity valuations, strong underlying corporate fundamentals and stimulative global monetary policy.

With much of the concern centered on Europe, the Portfolio remained underweight European equities and the euro currency. However, we reduced the magnitude of the European underweight given the reduction in overall portfolio risk and the underperformance of European assets over the period.

With risk aversion high, investors are still seeking “safe assets” and have pushed bond yields to record lows. We conclude that at current yield levels, the potential for bonds to act as a diversifier to equities is reduced. In addition, bonds are vulnerable if near term risk subsides and yields rise from record-low levels, pushing prices down. For this

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*—(Continued)

reason, as we have lowered our exposure to equities, we have not reallocated those assets into bonds as we typically would—instead, we have maintained a meaningful allocation to cash which provides ample diversification without risk should interest rates suddenly spike.

Daniel Loewy, CFA Co-Chief Investment Officer and Research Director—Dynamic Asset Allocation

Seth Masters Co-Chief Investment Officer—Dynamic Asset Allocation, Chief Investment Officer—Asset Allocation and Bernstein Global Wealth Management

AllianceBernstein L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO MANAGED BY
ALLIANCEBERNSTEIN L.P. VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
AllianceBernstein Global Dynamic Allocation Portfolio
Class B	3.91	3.90	1.81
Dow Jones Moderate Index[1]	4.82	0.68	-0.74

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 5/2/2011. Index returns are based on an inception date of 5/2/2011.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
U.S. Treasury Notes	17.1
U.S. Treasury Bonds	4.1
Federal National Mortgage Association	1.2
Vanguard MSCI Emerging Markets ETF	1.0
Apple, Inc.	0.8
Japan Government Twenty Year Bond	0.8
Japan Government Ten Year Bond	0.7
Federal Home Loan Mortgage Corp.	0.7
Exxon Mobil Corp.	0.6
Federal Home Loan Banks	0.6

Top Equity Sectors

% of Market Value of Total Investments
Financials	7.8
Information Technology	4.3
Consumer Staples	3.6
Health Care	3.5
Industrials	3.5

Top Fixed Income Sectors

% of Market Value of Total Investments
Cash & Cash Equivalents	37.7
U.S. Treasury & Government Agencies	24.2
Foreign Bonds & Debt Securities	3.7

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AllianceBernstein Global Dynamic Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B	Actual	0.92%	$1,000.00	$1,039.10	$4.66
	Hypothetical*	0.92%	$1,000.00	$1,020.29	$4.62

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—32.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
BAE Systems plc	132,484	$599,541
Boeing Co. (The)	37,895	2,815,599
Cobham plc	44,143	160,771
Elbit Systems, Ltd.	1,066	36,888
European Aeronautic Defence and Space Co. N.V. (a)	16,805	595,949
Finmeccanica S.p.A.*	16,343	66,090
General Dynamics Corp.	18,100	1,193,876
Goodrich Corp.	6,370	808,353
Honeywell International, Inc.	39,420	2,201,213
L-3 Communications Holdings, Inc.	5,005	370,420
Lockheed Martin Corp. (a)	13,605	1,184,723
Meggitt plc	31,873	193,288
Northrop Grumman Corp. (a)	12,805	816,831
Precision Castparts Corp.	7,425	1,221,338
Raytheon Co. (a)	17,295	978,724
Rockwell Collins, Inc. (a)	7,535	371,852
Rolls-Royce Holdings plc*	76,626	1,033,754
Safran S.A.	9,388	348,463
Singapore Technologies Engineering, Ltd.	61,900	152,754
Textron, Inc. (a)	14,150	351,911
Thales S.A.	3,727	123,331
United Technologies Corp. (a)	46,245	3,492,885
Zodiac Aerospace	1,397	142,149

		19,260,703

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc. (a)	8,340	488,140
Deutsche Post AG	34,637	613,460
Expeditors International of Washington, Inc.	10,765	417,144
FedEx Corp. (a)	15,970	1,463,012
TNT Express N.V.	13,339	156,038
Toll Holdings, Ltd.	27,882	114,490
United Parcel Service, Inc. - Class B	48,680	3,834,037
Yamato Holdings Co., Ltd. (a)	15,393	247,836

		7,334,157

Airlines—0.0%
All Nippon Airways Co., Ltd.	33,656	95,447
Cathay Pacific Airways, Ltd.	48,200	78,091
Deutsche Lufthansa AG	9,462	109,525
International Consolidated Airlines Group S.A.*	36,358	91,371
Qantas Airways, Ltd.*	44,454	49,272
Singapore Airlines, Ltd.	22,200	183,204
Southwest Airlines Co. (a)	39,225	361,654

		968,564

Auto Components—0.1%
Aisin Seiki Co., Ltd.	7,907	263,124
BorgWarner, Inc.* (a)	5,570	365,336
Bridgestone Corp. (a)	26,694	612,300
Cie Generale des Etablissements Michelin - Class B	7,368	481,901

Auto Components—(Continued)
Continental AG	3,275	$273,001
Denso Corp.	19,957	679,515
GKN plc	63,568	181,003
Goodyear Tire & Rubber Co. (The)* (a)	12,330	145,617
Johnson Controls, Inc. (a)	34,515	956,411
Koito Manufacturing Co., Ltd.	3,781	52,952
NGK Spark Plug Co., Ltd.	7,000	92,421
NHK Spring Co., Ltd.	6,100	65,682
NOK Corp.	4,247	90,439
Nokian Renkaat Oyj	4,540	173,038
Pirelli & C S.p.A.	9,848	103,882
Stanley Electric Co., Ltd.	5,944	91,752
Sumitomo Rubber Industries, Ltd.	7,001	91,212
Toyoda Gosei Co., Ltd. (a)	2,645	60,811
Toyota Boshoku Corp.	2,700	32,767
Toyota Industries Corp.	6,724	192,109

		5,005,273

Automobiles—0.4%
Bayerische Motoren Werke (BMW) AG	13,551	981,877
Daihatsu Motor Co., Ltd. (a)	8,533	149,484
Daimler AG	37,095	1,668,307
Fiat S.p.A.*	35,822	181,262
Ford Motor Co. (a)	193,035	1,851,206
Fuji Heavy Industries, Ltd.	24,012	193,822
Harley-Davidson, Inc.	11,625	531,611
Honda Motor Co., Ltd.	66,796	2,326,814
Isuzu Motors, Ltd.	48,553	259,579
Mazda Motor Corp.*	105,592	143,326
Mitsubishi Motors Corp.* (a)	157,934	158,921
Nissan Motor Co., Ltd.	101,749	963,634
Peugeot S.A.* (a)	9,556	94,500
Renault S.A.	7,867	315,435
Suzuki Motor Corp.	14,994	307,344
Toyota Motor Corp.	112,910	4,550,903
Volkswagen AG	1,208	182,255
Yamaha Motor Co., Ltd. (a)	11,466	109,390

		14,969,670

Beverages—0.8%
Anheuser-Busch InBev N.V.	32,866	2,555,093
Asahi Group Holdings, Ltd.	15,863	340,699
Beam, Inc.	7,935	495,858
Brown-Forman Corp. - Class B (a)	5,105	494,419
Carlsberg A.S. - Class B	4,378	344,975
Coca-Cola Amatil, Ltd.	23,315	320,224
Coca-Cola Co. (The) (a) (b)	114,985	8,990,677
Coca-Cola Enterprises, Inc.	15,180	425,647
Coca-Cola Hellenic Bottling Co. S.A.*	8,251	146,376
Coca-Cola West Co., Ltd.	2,500	43,594
Constellation Brands, Inc. - Class A*	8,645	233,934
Diageo plc	102,430	2,635,040
Dr Pepper Snapple Group, Inc. (a)	10,720	469,000
Heineken Holding N.V.	4,126	184,672
Heineken N.V.	9,430	492,574
Kirin Holdings Co., Ltd. (a)	36,148	426,031

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Molson Coors Brewing Co. - Class B (a)	7,935	$330,175
Monster Beverage Corp.*	8,050	573,160
PepsiCo, Inc.	79,855	5,642,554
Pernod-Ricard S.A. (a)	8,668	927,272
Remy Cointreau S.A.	914	100,136
SABMiller plc	39,089	1,570,101

		27,742,211

Biotechnology—0.3%
Actelion, Ltd.*	4,539	186,426
Alexion Pharmaceuticals, Inc.* (a)	9,800	973,140
Amgen, Inc.	40,213	2,937,158
Biogen Idec, Inc.*	12,180	1,758,548
Celgene Corp.*	22,350	1,433,976
CSL, Ltd.	21,258	862,190
Gilead Sciences, Inc.*	38,475	1,972,998
Grifols S.A.*	6,104	154,826

		10,279,262

Building Products—0.1%
Asahi Glass Co., Ltd. (a)	41,533	279,554
Assa Abloy AB - Class B	13,573	379,541
Cie de St-Gobain	16,440	608,353
Daikin Industries, Ltd.	9,591	269,296
Geberit AG*	1,561	307,913
JS Group Corp.	10,929	231,208
Masco Corp. (a)	18,145	251,671
TOTO, Ltd.	11,000	82,147

		2,409,683

Capital Markets—0.5%
3i Group plc	38,053	117,804
Aberdeen Asset Management plc	35,138	143,103
Ameriprise Financial, Inc.	11,285	589,754
Bank of New York Mellon Corp. (The) (a)	61,165	1,342,572
BlackRock, Inc.	6,550	1,112,321
Charles Schwab Corp. (The) (a)	54,885	709,663
Credit Suisse Group AG	47,603	869,649
Daiwa Securities Group, Inc.	67,135	252,765
Deutsche Bank AG	38,042	1,382,571
E*Trade Financial Corp.*	12,885	103,595
Federated Investors, Inc. - Class B (a)	4,650	101,602
Franklin Resources, Inc. (a)	7,227	802,125
GAM Holding AG*	7,761	86,402
Goldman Sachs Group, Inc. (The)	25,130	2,408,962
ICAP plc	22,575	119,518
Invesco, Ltd.	22,650	511,890
Investec plc	22,050	128,721
Julius Baer Group, Ltd.*	8,457	306,197
Legg Mason, Inc. (a)	6,280	165,604
Macquarie Group, Ltd.	13,661	367,814
Man Group plc	72,413	86,579
Mediobanca S.p.A.	20,357	90,148
Morgan Stanley	77,380	1,128,974
Nomura Holdings, Inc.	148,526	554,677

Capital Markets—(Continued)
Northern Trust Corp. (a)	12,280	$565,126
Partners Group Holding AG	554	98,491
Ratos AB - B Shares	7,600	72,286
SBI Holdings, Inc. (a)	919	68,152
Schroders plc	4,707	99,085
State Street Corp.	24,770	1,105,733
T. Rowe Price Group, Inc.	12,890	811,554
UBS AG*	148,950	1,741,880

		18,045,317

Chemicals—0.9%
Air Liquide S.A.	13,893	1,589,507
Air Products & Chemicals, Inc.	10,715	865,022
Air Water, Inc.	5,767	69,755
Airgas, Inc. (a)	3,490	293,195
Akzo Nobel N.V.	9,605	451,819
Arkema S.A.	2,532	165,903
Asahi Kasei Corp.	51,475	279,256
BASF SE	37,591	2,612,147
CF Industries Holdings, Inc. (a)	3,390	656,779
Croda International plc	5,538	196,637
Daicel Corp.	11,442	70,272
Denki Kagaku Kogyo KK	18,833	65,731
Dow Chemical Co. (The) (a)	60,180	1,895,670
E.I. du Pont de Nemours & Co. (a)	47,395	2,396,765
Eastman Chemical Co. (a)	6,980	351,583
Ecolab, Inc. (a)	14,805	1,014,587
FMC Corp. (a)	7,180	383,986
Givaudan S.A.*	341	334,923
Hitachi Chemical Co., Ltd.	4,288	67,197
Incitec Pivot, Ltd.	66,659	196,506
International Flavors & Fragrances, Inc. (a)	4,145	227,146
Israel Chemicals, Ltd.	18,226	201,211
Israel Corp., Ltd. (The)	95	53,484
Johnson Matthey plc	8,786	304,643
JSR Corp.	7,320	126,988
K+S AG	7,051	321,712
Kaneka Corp. (a)	10,974	60,716
Kansai Paint Co., Ltd.	8,548	91,534
Koninklijke DSM N.V.	6,312	311,417
Kuraray Co., Ltd.	14,005	181,288
Lanxess AG	3,406	214,846
Linde AG	7,002	1,090,617
Mitsubishi Chemical Holdings Corp.	55,132	242,807
Mitsubishi Gas Chemical Co., Inc.	15,159	86,156
Mitsui Chemicals, Inc.	35,044	87,814
Monsanto Co.	27,190	2,250,788
Mosaic Co. (The)	15,080	825,781
Nitto Denko Corp.	6,770	288,743
Novozymes A.S. - B Shares	9,992	258,991
Orica, Ltd.	14,939	380,243
PPG Industries, Inc.	7,735	820,838
Praxair, Inc. (a)	15,215	1,654,327
Sherwin-Williams Co. (The) (a)	4,450	588,957
Shin-Etsu Chemical Co., Ltd.	16,889	929,175
Showa Denko KK	57,676	112,089

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Sigma-Aldrich Corp. (a)	6,115	$452,082
Sika AG	89	171,408
Solvay S.A.	2,427	240,110
Sumitomo Chemical Co., Ltd.	60,637	186,479
Syngenta AG	3,872	1,321,836
Taiyo Nippon Sanso Corp.	9,268	54,147
Teijin, Ltd. (a)	37,665	114,599
Toray Industries, Inc.	59,548	406,132
Tosoh Corp.	20,027	54,383
Ube Industries, Ltd.	40,552	94,119
Wacker Chemie AG (a)	645	44,334
Yara International ASA	7,653	335,151

		29,144,331

Commercial Banks—1.9%
Aozora Bank, Ltd.	23,635	56,412
Australia & New Zealand Banking Group, Ltd.	109,665	2,489,515
Banca Monte dei Paschi di Siena S.p.A.* (a)	262,950	65,968
Banco Bilbao Vizcaya Argentaria S.A.	193,842	1,397,088
Banco de Sabadell S.A. (a)	84,232	164,408
Banco Espirito Santo S.A.*	74,516	50,886
Banco Popolare SC*	69,267	93,111
Banco Popular Espanol S.A. (a)	43,837	99,383
Banco Santander S.A.	383,126	2,558,817
Bank Hapoalim BM	43,367	134,367
Bank Leumi Le-Israel BM*	51,262	124,996
Bank of East Asia, Ltd.	55,200	198,793
Bank of Kyoto, Ltd. (The) (a)	12,632	95,681
Bank of Yokohama, Ltd. (The)	50,009	236,201
Bankia S.A.* (a)	28,162	33,083
Banque Cantonale Vaudoise	124	65,775
Barclays plc	474,414	1,214,401
BB&T Corp. (a)	35,375	1,091,319
Bendigo and Adelaide Bank, Ltd.	15,970	121,733
BNP Paribas S.A.	39,544	1,526,548
BOC Hong Kong Holdings, Ltd.	151,000	464,711
CaixaBank (a)	30,100	98,454
Chiba Bank, Ltd. (The)	30,833	185,183
Chugoku Bank, Ltd. (The)	6,798	88,579
Comerica, Inc. (a)	9,945	305,411
Commerzbank AG*	148,818	252,795
Commonwealth Bank of Australia	64,718	3,541,780
Credit Agricole S.A.*	40,894	180,514
Danske Bank A.S.*	22,936	319,568
DBS Group Holdings, Ltd.	74,100	817,915
DNB Nor ASA	39,997	397,900
Erste Group Bank AG*	8,796	167,224
Fifth Third Bancorp. (a)	46,695	625,713
First Horizon National Corp. (a)	12,990	112,363
Fukuoka Financial Group, Inc.	31,326	122,408
Gunma Bank, Ltd. (The)	15,171	71,764
Hachijuni Bank, Ltd. (The)	16,338	85,001
Hang Seng Bank, Ltd.	31,300	427,337
HSBC Holdings plc	736,882	6,497,417

Commercial Banks—(Continued)
Huntington Bancshares, Inc. (a)	43,915	$281,056
Intesa Sanpaolo S.p.A.	412,375	589,822
Intesa Sanpaolo S.p.A. - RSP (a)	34,947	40,014
Iyo Bank, Ltd. (The)	11,000	87,789
Joyo Bank, Ltd. (The)	25,592	116,514
KBC Groep N.V. (a)	6,634	140,832
KeyCorp. (a)	48,360	374,306
Lloyds Banking Group plc*	1,691,313	831,906
M&T Bank Corp. (a)	6,465	533,815
Mitsubishi UFJ Financial Group, Inc. (a)	521,280	2,494,737
Mizrahi Tefahot Bank, Ltd.*	5,263	40,999
Mizuho Financial Group, Inc.	934,060	1,581,207
National Australia Bank, Ltd.	91,627	2,225,198
Natixis	36,241	98,070
Nishi-Nippon City Bank, Ltd. (The)	27,000	65,794
Nordea Bank AB	107,668	932,135
Oversea-Chinese Banking Corp., Ltd.	105,200	734,915
PNC Financial Services Group, Inc.	26,835	1,639,887
Raiffeisen Bank International AG (a)	2,147	70,319
Regions Financial Corp. (a)	71,725	484,144
Resona Holdings, Inc.	77,126	318,329
Royal Bank of Scotland Group plc*	69,639	236,079
Seven Bank, Ltd.	21,933	56,282
Shinsei Bank, Ltd.	61,300	74,376
Shizuoka Bank, Ltd. (The) (a)	22,824	234,694
Skandinaviska Enskilda Banken AB - Class A	57,728	376,298
Societe Generale S.A.*	28,587	673,999
Standard Chartered plc	97,573	2,127,174
Sumitomo Mitsui Financial Group, Inc.	55,050	1,816,037
Sumitomo Mitsui Trust Holdings, Inc.	127,090	379,680
SunTrust Banks, Inc.	27,040	655,179
Suruga Bank, Ltd. (a)	7,000	71,695
Svenska Handelsbanken AB - A Shares	20,059	661,230
Swedbank AB - A Shares	33,577	530,977
U.S. Bancorp.	97,035	3,120,646
UniCredit S.p.A.*	165,792	628,229
Unione di Banche Italiane SCPA	35,060	115,074
United Overseas Bank, Ltd.	52,400	778,693
Wells Fargo & Co. (b)	267,880	8,957,907
Westpac Banking Corp.	124,997	2,719,251
Wing Hang Bank, Ltd.	7,500	72,491
Yamaguchi Financial Group, Inc.	9,000	79,329
Zions Bancorporation (a)	9,300	180,606

		64,808,236

Commercial Services & Supplies—0.2%
Aggreko plc	10,933	355,642
Avery Dennison Corp. (a)	5,360	146,542
Babcock International Group plc	14,698	196,673
Brambles, Ltd.	60,589	384,296
Cintas Corp.	5,620	216,988
Dai Nippon Printing Co., Ltd.	22,963	179,794
Edenred	6,934	196,757
G4S plc	57,734	252,485
Iron Mountain, Inc.	8,610	283,786

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Pitney Bowes, Inc. (a)	10,110	$151,347
Republic Services, Inc.	15,915	421,111
RR Donnelley & Sons Co. (a)	9,010	106,048
Secom Co., Ltd.	8,629	396,097
Securitas AB - B Shares	12,972	100,914
Serco Group plc	20,381	171,368
Societe BIC S.A.	1,181	122,010
Stericycle, Inc.* (a)	4,345	398,306
Toppan Printing Co., Ltd. (a)	22,929	153,283
Waste Management, Inc. (a)	23,405	781,727

		5,015,174

Communications Equipment—0.4%
Alcatel-Lucent* (a)	94,962	157,773
Cisco Systems, Inc. (b)	273,570	4,697,197
F5 Networks, Inc.* (a)	4,045	402,720
Harris Corp. (a)	5,720	239,382
JDS Uniphase Corp.* (a)	11,670	128,370
Juniper Networks, Inc.*	26,740	436,130
Motorola Solutions, Inc. (a)	14,930	718,282
Nokia Oyj	153,270	315,742
QUALCOMM, Inc.	85,985	4,787,645
Telefonaktiebolaget LM Ericsson - Class B	123,256	1,124,701
Veripos, Inc.*	1,152	—

		13,007,942

Computers & Peripherals—1.1%
Apple, Inc.* (b)	47,395	27,678,680
Dell, Inc.*	77,555	970,989
EMC Corp.*	104,310	2,673,465
Fujitsu, Ltd.	76,016	364,246
Gemalto N.V.	3,242	233,152
Hewlett-Packard Co.	100,320	2,017,435
Lexmark International, Inc. - Class A (a)	3,590	95,422
NEC Corp.* (a)	106,087	164,662
NetApp, Inc.* (a)	18,400	585,488
SanDisk Corp.* (a)	12,325	449,616
Seagate Technology plc	20,070	496,331
Seiko Epson Corp. (a)	5,300	53,723
Toshiba Corp.	163,779	621,594
Western Digital Corp.* (a)	11,825	360,426

		36,765,229

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A. (a)	5,852	125,453
Balfour Beatty plc	26,938	126,182
Bouygues S.A. (a)	7,732	208,363
Chiyoda Corp. (a)	7,000	85,756
Ferrovial S.A.	16,511	186,163
Fluor Corp.	8,595	424,077
Hochtief AG*	1,261	61,069
Jacobs Engineering Group, Inc.* (a)	6,520	246,847
JGC Corp.	9,182	265,757
Kajima Corp.	34,151	100,202

Construction & Engineering—(Continued)
Kinden Corp.	5,500	$36,110
Koninklijke Boskalis Westminster N.V.	2,893	95,472
Leighton Holdings, Ltd. (a)	6,231	105,035
Obayashi Corp.	26,450	115,900
Quanta Services, Inc.* (a)	10,665	256,707
Shimizu Corp.	24,178	83,919
Skanska AB - B Shares	15,674	240,390
Taisei Corp.	41,221	110,428
Vinci S.A.	18,557	868,529

		3,742,359

Construction Materials—0.1%
Boral, Ltd. (a)	29,188	88,611
Cimpor Cimentos de Portugal SGPS S.A.*	8,181	31,905
CRH plc	29,427	567,701
Fletcher Building, Ltd.	27,860	131,771
HeidelbergCement AG	5,756	276,324
Holcim, Ltd.*	9,371	519,171
Imerys S.A.	1,468	74,968
James Hardie Industries SE	17,833	146,066
Lafarge S.A. (a)	7,642	342,020
Taiheiyo Cement Corp.	45,000	103,255
Vulcan Materials Co. (a)	5,820	231,112

		2,512,904

Consumer Finance—0.2%
Aeon Credit Service Co., Ltd. (a)	3,205	59,431
American Express Co.	51,560	3,001,308
Capital One Financial Corp.	28,065	1,534,033
Credit Saison Co., Ltd.	6,515	144,570
Discover Financial Services	26,845	928,300
SLM Corp.	25,835	405,868

		6,073,510

Containers & Packaging—0.0%
Amcor, Ltd.	49,386	359,903
Ball Corp. (a)	7,940	325,937
Bemis Co., Inc. (a)	5,160	161,715
Owens-Illinois, Inc.*	8,340	159,878
Rexam plc	35,896	237,469
Sealed Air Corp.	9,735	150,308
Toyo Seikan Kaisha, Ltd.	6,196	75,071

		1,470,281

Distributors—0.0%
Genuine Parts Co. (a)	7,915	476,879
Jardine Cycle & Carriage, Ltd.	5,200	191,856
Li & Fung, Ltd.	232,300	450,158

		1,118,893

Diversified Consumer Services—0.0%
Apollo Group, Inc. - Class A* (a)	5,715	206,826
Benesse Holdings, Inc.	2,854	127,597
DeVry, Inc.	2,985	92,445

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
H&R Block, Inc. (a)	14,815	$236,744

		663,612

Diversified Financial Services—0.7%
ASX, Ltd.	7,168	219,888
Bank of America Corp.	545,228	4,459,965
Citigroup, Inc.	148,810	4,078,882
CME Group, Inc.	3,385	907,552
Deutsche Boerse AG	7,981	430,752
Eurazeo	1,345	51,852
Exor S.p.A.	2,608	56,163
First Pacific Co., Ltd.	86,600	90,226
Groupe Bruxelles Lambert S.A.	3,302	224,403
Hong Kong Exchanges and Clearing, Ltd.	42,000	601,941
Industrivarden AB - C Shares	4,737	61,147
ING Groep N.V.*	156,760	1,057,633
IntercontinentalExchange, Inc.*	3,690	501,766
Investor AB - B Shares	18,642	356,656
JPMorgan Chase & Co.	193,990	6,931,263
Kinnevik Investment AB - Class B	8,418	169,075
Leucadia National Corp. (a)	10,005	212,806
London Stock Exchange Group plc	7,212	113,615
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,387	99,449
Moody’s Corp. (a)	9,955	363,855
NASDAQ OMX Group, Inc. (The)	6,280	142,368
NYSE Euronext	13,090	334,842
ORIX Corp.	4,295	399,771
Pargesa Holding S.A.	1,106	65,904
Pohjola Bank plc - A Shares	5,552	64,840
Singapore Exchange, Ltd.	34,600	173,693
Wendel S.A.	1,288	95,302

		22,265,609

Diversified Telecommunication Services—0.9%
AT&T, Inc. (b)	301,225	10,741,684
Belgacom S.A.	6,226	176,892
Bezeq The Israeli Telecommunication Corp., Ltd.	77,781	82,303
BT Group plc	318,472	1,055,711
CenturyLink, Inc. (a)	31,420	1,240,776
Deutsche Telekom AG	114,959	1,261,129
Elisa Oyj (a)	5,800	116,777
France Telecom S.A.	75,888	998,659
Frontier Communications Corp. (a)	50,485	193,358
Iliad S.A. (a)	934	135,138
Inmarsat plc	18,348	141,138
Koninklijke KPN N.V.	57,908	554,493
Nippon Telegraph & Telephone Corp.	17,914	832,323
PCCW, Ltd.	162,700	59,561
Portugal Telecom SGPS S.A. (a)	25,060	110,140
Singapore Telecommunications, Ltd.	325,400	845,897
Swisscom AG	955	383,910
TDC A.S.	20,259	140,818
Tele2 AB - B Shares	13,007	201,589
Telecom Corp. of New Zealand, Ltd.	78,802	151,325
Telecom Italia S.p.A.	384,379	378,781

Diversified Telecommunication Services—(Continued)
Telecom Italia S.p.A. - Risparmio Shares	246,632	$198,391
Telefonica S.A.	168,113	2,217,920
Telekom Austria AG	13,598	133,660
Telenet Group Holding N.V.	2,321	101,386
Telenor ASA	29,619	493,972
TeliaSonera AB	88,609	566,866
Telstra Corp., Ltd.	178,241	675,420
Verizon Communications, Inc. (b)	144,020	6,400,249
Vivendi	52,749	980,637
Windstream Corp. (a)	29,770	287,578

		31,858,481

Electric Utilities—0.7%
Acciona S.A.	911	54,399
American Electric Power Co., Inc. (a)	24,510	977,949
Cheung Kong Infrastructure Holdings, Ltd.	19,400	116,492
Chubu Electric Power Co., Inc.	26,437	429,227
Chugoku Electric Power Co., Inc. (The)	12,134	199,781
CLP Holdings, Ltd.	73,982	628,773
Contact Energy, Ltd.*	14,731	57,033
Duke Energy Corp. (a)	67,815	1,563,814
E.ON AG	73,706	1,587,660
EDF S.A.	9,837	219,008
Edison International (a)	16,575	765,765
EDP - Energias de Portugal S.A.	78,111	184,529
Enel S.p.A.	269,397	869,365
Entergy Corp.	8,995	610,671
Exelon Corp.	43,184	1,624,582
FirstEnergy Corp.	21,225	1,044,058
Fortum Oyj	18,179	345,408
Hokkaido Electric Power Co., Inc.	7,497	96,897
Hokuriku Electric Power Co.	6,911	107,556
Iberdrola S.A. (a)	158,894	752,346
Kansai Electric Power Co., Inc. (The)	30,733	368,170
Kyushu Electric Power Co., Inc.	17,497	207,567
NextEra Energy, Inc.	21,175	1,457,052
Northeast Utilities (a)	15,905	617,273
Pepco Holdings, Inc. (a)	11,470	224,468
Pinnacle West Capital Corp.	5,510	285,087
Power Assets Holdings, Ltd.	56,900	426,860
PPL Corp. (a)	29,405	817,753
Progress Energy, Inc. (a)	15,010	903,152
Red Electrica Corp. S.A. (a)	4,429	193,147
Shikoku Electric Power Co., Inc. (a)	7,052	149,743
Southern Co. (a)	44,005	2,037,431
SP AusNet	52,866	55,194
SSE plc	38,407	837,339
Terna Rete Elettrica Nazionale S.p.A.	53,471	192,662
Tohoku Electric Power Co., Inc.* (a)	18,538	186,249
Tokyo Electric Power Co., Inc. (The)*	59,185	114,394
Verbund AG	2,858	65,427
Xcel Energy, Inc.	24,710	702,011

		22,076,292

Electrical Equipment—0.2%
ABB, Ltd.*	89,999	1,468,804

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Alstom S.A. (a)	8,436	$267,955
Cooper Industries plc	8,100	552,258
Emerson Electric Co.	37,255	1,735,338
Fuji Electric Co., Ltd.	21,942	53,591
Furukawa Electric Co., Ltd.	25,300	59,945
GS Yuasa Corp. (a)	14,000	63,991
Legrand S.A. (a)	9,724	330,714
Mabuchi Motor Co., Ltd. (a)	1,024	40,807
Mitsubishi Electric Corp.	78,739	656,254
Nidec Corp. (a)	4,465	338,601
Prysmian S.p.A.	8,351	124,908
Rockwell Automation, Inc. (a)	7,275	480,586
Roper Industries, Inc. (a)	4,950	487,971
Schneider Electric S.A.	21,340	1,189,037
Sumitomo Electric Industries, Ltd.	30,861	383,692
Ushio, Inc.	4,300	53,165

		8,287,617

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A (a)	8,295	455,561
Citizen Holdings Co., Ltd.	10,700	62,805
Corning, Inc.	77,240	998,713
FLIR Systems, Inc. (a)	7,735	150,833
Foxconn International Holdings, Ltd.*	89,000	32,463
FUJIFILM Holdings Corp.	18,953	358,313
Hamamatsu Photonics KK	2,934	99,351
Hexagon AB - B Shares	9,637	166,187
Hirose Electric Co., Ltd.	1,255	124,086
Hitachi High-Technologies Corp.	2,611	64,343
Hitachi, Ltd.	185,158	1,138,744
Hoya Corp.	17,850	393,304
Ibiden Co., Ltd.	4,967	89,702
Jabil Circuit, Inc. (a)	9,305	189,171
Keyence Corp. (a)	1,888	466,937
Kyocera Corp.	6,299	543,900
Molex, Inc. (a)	6,975	166,982
Murata Manufacturing Co., Ltd.	8,346	437,817
Nippon Electric Glass Co., Ltd.	14,602	86,849
Omron Corp.	8,366	176,643
Shimadzu Corp.	9,283	80,103
TDK Corp.	5,125	208,018
TE Connectivity, Ltd.	21,640	690,532
Yaskawa Electric Corp.	9,000	68,301
Yokogawa Electric Corp.	8,243	85,082

		7,334,740

Energy Equipment & Services—0.4%
Aker Solutions ASA	6,841	97,405
AMEC plc	13,563	214,067
Baker Hughes, Inc. (a)	22,185	911,803
Cameron International Corp.*	12,480	533,021
Cie Generale de Geophysique - Veritas*	5,654	146,087
Diamond Offshore Drilling, Inc. (a)	3,485	206,068
FMC Technologies, Inc.* (a)	12,130	475,860
Fugro N.V.	2,832	172,086
Halliburton Co.	46,890	1,331,207

Energy Equipment & Services—(Continued)
Helmerich & Payne, Inc. (a)	5,405	$235,009
Nabors Industries, Ltd.* (a)	14,655	211,032
National Oilwell Varco, Inc.	21,575	1,390,293
Noble Corp.*	12,785	415,896
Petrofac, Ltd.	10,615	232,061
Rowan Cos. plc - Class A* (a)	12,120	391,840
Saipem S.p.A.	10,836	482,588
SBM Offshore N.V.*	7,118	98,786
Schlumberger, Ltd. (b)	67,730	4,396,354
Seadrill, Ltd.	14,404	514,224
Subsea 7 S.A.	11,519	228,674
Technip S.A.	4,061	423,786
Tenaris S.A. (a)	19,327	337,913
Transocean, Ltd.	14,342	644,625
WorleyParsons, Ltd.	8,414	218,549

		14,309,234

Food & Staples Retailing—0.7%
Aeon Co., Ltd. (a)	24,629	307,001
Carrefour S.A. (a)	23,633	436,688
Casino Guichard Perrachon S.A.	2,265	198,880
Colruyt S.A.	3,104	138,318
Costco Wholesale Corp. (a)	22,085	2,098,075
CVS Caremark Corp.	66,135	3,090,489
Delhaize Group S.A.	4,171	152,769
Distribuidora Internacional de Alimentacion S.A.*	25,022	117,603
FamilyMart Co., Ltd.	2,414	110,530
J Sainsbury plc	49,954	236,611
Jeronimo Martins SGPS S.A.	9,015	152,124
Kesko Oyj - B Shares	2,667	69,719
Koninklijke Ahold N.V.	42,804	530,401
Kroger Co. (The)	29,190	676,916
Lawson, Inc.	2,476	173,227
Metcash, Ltd.	30,231	104,642
Metro AG	5,306	154,779
Olam International, Ltd. (a)	64,400	93,715
Safeway, Inc. (a)	13,600	246,840
Seven & I Holdings Co., Ltd.	30,831	928,978
Sysco Corp. (a)	29,665	884,314
TESCO plc	328,733	1,597,924
Wal-Mart Stores, Inc. (b)	88,724	6,185,837
Walgreen Co.	44,295	1,310,246
Wesfarmers, Ltd.	41,193	1,268,158
Whole Foods Market, Inc.	8,280	789,250
WM Morrison Supermarkets plc	97,452	406,717
Woolworths, Ltd.	50,214	1,381,108

		23,841,859

Food Products—0.8%
Ajinomoto Co., Inc.	26,281	365,357
Archer-Daniels-Midland Co.	33,545	990,248
Aryzta AG*	3,570	177,413
Associated British Foods plc	14,581	293,379
Barry Callebaut AG*	75	68,132
Campbell Soup Co. (a)	9,000	300,420

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
ConAgra Foods, Inc.	20,870	$541,159
Danone S.A.	23,657	1,468,682
Dean Foods Co.* (a)	9,300	158,379
General Mills, Inc. (a)	32,740	1,261,800
Golden Agri-Resources, Ltd.	272,600	145,727
H.J. Heinz Co. (a)	16,275	885,034
Hershey Co. (The) (a)	7,835	564,355
Hormel Foods Corp. (a)	6,975	212,180
J.M. Smucker Co. (The) (a)	5,115	386,285
Kellogg Co. (a)	12,485	615,885
Kerry Group plc - Class A	6,107	266,744
Kikkoman Corp. (a)	7,100	87,804
Kraft Foods, Inc. - Class A	89,840	3,469,621
Lindt & Spruengli AG*	42	298,059
McCormick & Co., Inc. (a)	6,770	410,601
Mead Johnson Nutrition Co.	10,360	834,084
MEIJI Holdings Co., Ltd.	2,518	115,591
Nestle S.A.	135,060	8,056,520
Nippon Meat Packers, Inc.	6,715	88,927
Nisshin Seifun Group, Inc.	7,920	92,709
Nissin Foods Holdings Co., Ltd.	2,434	92,737
Suedzucker AG	2,794	98,834
Tate & Lyle plc	19,097	194,059
Toyo Suisan Kaisha, Ltd.	3,477	92,817
Tyson Foods, Inc. - Class A	14,810	278,872
Unilever N.V.	66,670	2,231,471
Unilever plc	52,529	1,765,456
Wilmar International, Ltd.	78,339	225,212
Yakult Honsha Co., Ltd. (a)	3,992	156,284
Yamazaki Baking Co., Ltd.	4,748	62,171

		27,353,008

Gas Utilities—0.1%
AGL Resources, Inc.	5,960	230,950
APA Group (a)	26,377	135,164
Enagas S.A.	7,338	133,905
Gas Natural SDG S.A.	14,205	182,474
Hong Kong & China Gas Co., Ltd.	204,380	434,160
ONEOK, Inc. (a)	10,620	449,332
Osaka Gas Co., Ltd.	76,489	320,610
Snam Rete Gas S.p.A.	65,771	293,207
Toho Gas Co., Ltd.	16,048	99,670
Tokyo Gas Co., Ltd.	100,460	513,056

		2,792,528

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	28,460	1,512,649
Becton Dickinson & Co. (a)	10,720	801,320
Boston Scientific Corp.* (a)	73,720	417,992
C.R. Bard, Inc. (a)	4,245	456,083
CareFusion Corp.*	11,370	291,982
Cie Generale d’Optique Essilor International S.A.	8,322	773,064
Cochlear, Ltd.	2,330	157,802
Coloplast A.S. - Class B	932	167,510

Health Care Equipment & Supplies—(Continued)
Covidien plc	24,565	$1,314,227
DENTSPLY International, Inc. (a)	7,175	271,287
Edwards Lifesciences Corp.*	5,810	600,173
Elekta AB - B Shares	3,751	171,060
Getinge AB - B Shares	8,192	203,004
Intuitive Surgical, Inc.*	2,010	1,113,118
Medtronic, Inc.	52,825	2,045,912
Olympus Corp.* (a)	8,906	144,444
Smith & Nephew plc	36,668	367,058
Sonova Holding AG*	2,011	194,053
St. Jude Medical, Inc. (a)	16,275	649,535
Straumann Holding AG (a)	353	51,845
Stryker Corp. (a)	16,430	905,293
Sysmex Corp.	3,028	119,668
Terumo Corp.	6,298	258,743
Varian Medical Systems, Inc.* (a)	5,715	347,301
William Demant Holding A.S.*	1,075	96,611
Zimmer Holdings, Inc.	9,005	579,562

		14,011,296

Health Care Providers & Services—0.4%
Aetna, Inc. (a)	17,755	688,361
Alfresa Holdings Corp.	1,704	90,318
AmerisourceBergen Corp. (a)	13,045	513,321
Cardinal Health, Inc. (a)	17,540	736,680
Celesio AG (a)	3,521	57,495
Cigna Corp. (a)	14,545	639,980
Coventry Health Care, Inc. (a)	7,080	225,073
DaVita, Inc.*	4,750	466,497
Express Scripts Holding Co.*	40,584	2,265,805
Extendicare Real Estate Investment Trust	7,450	53,272
Fresenius Medical Care AG & Co. KGaA	8,586	607,731
Fresenius SE & Co. KGaA	5,076	526,357
Humana, Inc. (a)	8,390	649,722
Laboratory Corp. of America Holdings* (a)	4,905	454,252
McKesson Corp.	12,485	1,170,469
Medipal Holdings Corp.	5,987	84,712
Miraca Holdings, Inc.	2,343	97,423
Patterson Cos., Inc. (a)	4,450	153,392
Quest Diagnostics, Inc. (a)	8,035	481,296
Ramsay Health Care, Ltd.	5,389	125,177
Sonic Healthcare, Ltd.	15,162	197,728
Suzuken Co., Ltd.	2,965	100,003
Tenet Healthcare Corp.* (a)	20,810	109,044
UnitedHealth Group, Inc.	53,090	3,105,765
WellPoint, Inc.	17,050	1,087,619

		14,687,492

Health Care Technology—0.0%
Cerner Corp.* (a)	7,380	610,031

Hotels, Restaurants & Leisure—0.5%
Accor S.A.	6,046	190,356
Autogrill S.p.A.	4,783	43,437
Carnival Corp. (a)	22,980	787,525
Carnival plc	7,413	253,675

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Chipotle Mexican Grill, Inc.* (a)	1,615	$613,619
Compass Group plc	77,491	812,821
Crown, Ltd.	16,396	143,221
Darden Restaurants, Inc. (a)	6,475	327,829
Echo Entertainment Group, Ltd. (a)	30,410	133,401
Galaxy Entertainment Group, Ltd.*	59,771	149,977
Genting Singapore plc (a)	249,000	279,439
Intercontinental Hotels Group plc	11,914	287,932
International Game Technology (a)	15,110	237,983
Marriott International, Inc. - Class A (a)	13,555	531,356
McDonald’s Corp.	51,760	4,582,313
McDonald’s Holdings Co. Japan, Ltd. (a)	2,777	78,136
MGM China Holdings, Ltd.	38,800	59,675
OPAP S.A.	8,943	56,277
Oriental Land Co., Ltd.	2,060	235,595
Sands China, Ltd.	98,735	316,283
Shangri-La Asia, Ltd.	63,200	120,554
SJM Holdings, Ltd.	79,056	147,093
Sky City Entertainment Group, Ltd.	23,105	63,083
Sodexo	3,859	300,687
Starbucks Corp.	38,300	2,042,156
Starwood Hotels & Resorts Worldwide, Inc. (a)	10,005	530,665
TABCORP. Holdings, Ltd.	28,109	84,702
Tatts Group, Ltd.	52,548	141,654
TUI Travel plc	16,602	44,303
Whitbread plc	7,282	232,376
Wyndham Worldwide Corp. (a)	7,445	392,649
Wynn Macau, Ltd.	63,678	150,066
Wynn Resorts, Ltd.	4,040	419,029
Yum! Brands, Inc.	23,400	1,507,428

		16,297,295

Household Durables—0.1%
Casio Computer Co., Ltd. (a)	9,100	59,668
DR Horton, Inc. (a)	14,150	260,077
Electrolux AB-Series B	9,846	196,587
Harman International Industries, Inc. (a)	3,590	142,164
Husqvarna AB - B Shares	15,441	73,097
Leggett & Platt, Inc. (a)	7,080	149,600
Lennar Corp. - Class A (a)	8,235	254,544
Newell Rubbermaid, Inc.	14,555	264,028
Panasonic Corp.	90,328	734,690
PulteGroup, Inc.* (a)	17,080	182,756
Rinnai Corp.	1,375	94,734
Sekisui Chemical Co., Ltd.	17,915	166,828
Sekisui House, Ltd.	22,549	212,817
Sharp Corp. (a)	40,178	203,955
Sony Corp.	41,175	585,945
Whirlpool Corp. (a)	3,890	237,913

		3,819,403

Household Products—0.5%
Clorox Co. (The) (a)	6,575	476,424
Colgate-Palmolive Co.	24,365	2,536,396
Henkel AG & Co. KGaA	5,317	294,650

Household Products—(Continued)
Kimberly-Clark Corp. (a)	20,015	$1,676,657
Procter & Gamble Co. (The) (b)	139,955	8,572,244
Reckitt Benckiser Group plc	26,993	1,423,657
Unicharm Corp. (a)	4,661	265,523

		15,245,551

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)*	32,605	418,322
Electric Power Development Co., Ltd.	4,770	125,097
Enel Green Power S.p.A.	68,587	108,741
International Power plc	59,895	392,210
NRG Energy, Inc.*	11,535	200,248

		1,244,618

Industrial Conglomerates—0.7%
3M Co.	35,335	3,166,016
Danaher Corp. (a)	29,090	1,515,007
Delek Group, Ltd.	209	30,867
Fraser and Neave, Ltd.	37,000	206,197
General Electric Co. (b)	537,605	11,203,688
Hopewell Holdings, Ltd.	23,000	65,498
Hutchison Whampoa, Ltd.	87,600	757,643
Keppel Corp., Ltd.	58,000	475,258
Koninklijke Philips Electronics N.V.	41,295	816,551
NWS Holdings, Ltd.	56,500	82,123
Orkla A.S.A	31,583	229,244
Sembcorp Industries, Ltd.	39,600	161,897
Siemens AG	33,675	2,830,642
Smiths Group plc	16,068	255,754
Tyco International, Ltd.	23,405	1,236,954

		23,033,339

Insurance—1.2%
ACE, Ltd.	17,130	1,269,847
Admiral Group plc	8,312	155,467
Aegon N.V.	70,341	327,654
Aflac, Inc.	23,755	1,011,725
Ageas	95,584	189,331
AIA Group, Ltd.	418,973	1,444,596
Allianz SE	18,635	1,873,839
Allstate Corp. (The)	25,235	885,496
American International Group, Inc.* (a)	32,485	1,042,444
AMP, Ltd.	116,833	463,911
Aon plc	16,530	773,273
Assicurazioni Generali S.p.A.	47,789	648,526
Assurant, Inc. (a)	4,455	155,212
Aviva plc	118,931	509,082
AXA S.A.	72,355	968,414
Baloise Holding AG	1,944	128,335
Berkshire Hathaway, Inc. - Class B* (b)	89,330	7,443,869
Chubb Corp. (The)	13,810	1,005,644
Cincinnati Financial Corp. (a)	8,240	313,697
CNP Assurances* (a)	6,079	74,273
Dai-ichi Life Insurance Co., Ltd. (The)	348	403,122
Delta Lloyd N.V.	4,115	57,140

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Genworth Financial, Inc. - Class A* (a)	24,915	$141,019
Gjensidige Forsikring ASA (a)	8,310	96,682
Hannover Rueckversicherung AG	2,468	146,545
Hartford Financial Services Group, Inc. (The) (a)	22,290	392,973
Insurance Australia Group, Ltd.	85,089	304,920
Legal & General Group plc	240,347	481,917
Lincoln National Corp.	14,720	321,926
Loews Corp.	15,470	632,878
Mapfre S.A. (a)	31,509	64,227
Marsh & McLennan Cos., Inc. (a)	27,540	887,614
MetLife, Inc. (a) (c)	53,865	1,661,735
MS&AD Insurance Group Holdings	20,739	363,003
Muenchener Rueckversicherungs AG	7,340	1,035,599
NKSJ Holdings, Inc.	15,766	336,030
Old Mutual plc	199,191	474,064
Principal Financial Group, Inc.	15,275	400,663
Progressive Corp. (The) (a)	31,055	646,876
Prudential Financial, Inc.	23,910	1,157,961
Prudential plc	104,288	1,208,321
QBE Insurance Group, Ltd.	47,378	653,209
Resolution, Ltd.	56,323	173,041
RSA Insurance Group plc	144,528	245,005
Sampo Oyj - A Shares	17,153	445,886
SCOR SE	6,771	164,281
Sony Financial Holdings, Inc.	7,122	116,499
Standard Life plc	96,333	353,286
Suncorp Group, Ltd.	52,657	439,466
Swiss Life Holding AG*	1,259	118,805
Swiss Re AG*	14,414	905,529
T&D Holdings, Inc.	23,702	252,792
Tokio Marine Holdings, Inc.	29,679	746,245
Torchmark Corp. (a)	5,060	255,783
Travelers Cos., Inc. (The)	19,980	1,275,523
Tryg A.S.	998	56,034
Unum Group	14,715	281,498
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,698	68,600
XL Group plc	16,015	336,956
Zurich Financial Services AG*	6,032	1,360,938

		40,149,226

Internet & Catalog Retail—0.2%
Amazon.com, Inc.*	18,570	4,240,460
Expedia, Inc. (a)	4,765	229,054
Netflix, Inc.* (a)	2,843	194,660
priceline.com, Inc.* (a)	2,545	1,691,203
Rakuten, Inc.	29,800	308,603
TripAdvisor, Inc.*	4,765	212,948

		6,876,928

Internet Software & Services—0.4%
Akamai Technologies, Inc.*	9,000	285,750
Dena Co., Ltd.	4,321	114,701
eBay, Inc.*	58,215	2,445,612
Google, Inc. - Class A* (b)	12,905	7,485,803

Internet Software & Services—(Continued)
Gree, Inc.* (a)	3,713	$74,614
United Internet AG	3,986	68,426
VeriSign, Inc.* (a)	8,045	350,521
Yahoo Japan Corp.	596	192,882
Yahoo!, Inc.*	61,655	975,999

		11,994,308

IT Services—0.8%
Accenture plc - Class A	32,885	1,976,060
Amadeus IT Holding S.A. - A Shares	12,823	271,554
Atos S.A.	2,224	133,179
Automatic Data Processing, Inc.	24,965	1,389,552
Cap Gemini S.A.	6,057	223,286
Cognizant Technology Solutions Corp. - Cass A*	15,415	924,900
Computer Sciences Corp.	7,835	194,465
Computershare, Ltd.	18,193	139,075
Fidelity National Information Services, Inc.	11,895	405,382
Fiserv, Inc.* (a)	7,080	511,318
International Business Machines Corp. (b)	58,955	11,530,419
Itochu Techno-Solutions Corp.	1,100	53,215
MasterCard, Inc. - Class A	5,400	2,322,594
Nomura Research Institute, Ltd. (a)	4,130	91,027
NTT Data Corp.	52	159,671
Otsuka Corp.	660	56,622
Paychex, Inc. (a)	16,375	514,339
SAIC, Inc. (a)	13,960	169,195
Teradata Corp.*	8,540	614,965
Total System Services, Inc.	8,135	194,670
Visa, Inc. - Class A	25,310	3,129,075
Western Union Co. (a)	31,450	529,618

		25,534,181

Leisure Equipment & Products—0.1%
Hasbro, Inc. (a)	5,875	198,986
Mattel, Inc. (a)	17,135	555,860
Namco Bandai Holdings, Inc.	7,310	100,478
Nikon Corp.	13,955	423,943
Sankyo Co., Ltd.	2,004	97,776
Sega Sammy Holdings, Inc.	8,248	167,754
Shimano, Inc. (a)	3,041	198,911
Yamaha Corp.	6,500	66,886

		1,810,594

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	17,635	691,997
Life Technologies Corp.*	8,995	404,685
Lonza Group AG*	2,166	90,195
PerkinElmer, Inc.	5,760	148,608
QIAGEN N.V.*	9,586	160,071
Thermo Fisher Scientific, Inc.	18,560	963,450
Waters Corp.* (a)	4,550	361,588

		2,820,594

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—0.7%
Alfa Laval AB	13,734	$235,998
Amada Co., Ltd.	13,986	82,956
Andritz AG	2,980	153,417
Atlas Copco AB - A Shares	27,484	593,416
Atlas Copco AB - B Shares	15,971	305,362
Caterpillar, Inc.	32,945	2,797,360
Cosco Corp. Singapore, Ltd. (a)	41,000	32,179
Cummins, Inc.	9,755	945,357
Deere & Co. (a)	20,475	1,655,813
Dover Corp.	9,300	498,573
Eaton Corp.	17,035	675,097
FANUC Corp.	7,910	1,299,591
Fiat Industrial S.p.A.*	35,025	345,151
Flowserve Corp. (a)	2,780	319,005
GEA Group AG	7,147	189,770
Hino Motors, Ltd.	10,133	73,227
Hitachi Construction Machinery Co., Ltd. (a)	4,458	83,926
IHI Corp.	53,748	114,710
Illinois Tool Works, Inc. (a)	24,570	1,299,507
IMI plc	13,141	171,511
Ingersoll-Rand plc (a)	15,075	635,864
Invensys plc	31,830	111,107
Japan Steel Works, Ltd. (The) (a)	12,374	68,293
Joy Global, Inc. (a)	5,405	306,626
JTEKT Corp.	9,117	94,169
Kawasaki Heavy Industries, Ltd. (a)	57,697	157,861
Komatsu, Ltd.	38,287	917,662
Kone Oyj-Class B	6,373	385,919
Kubota Corp.	44,359	409,378
Kurita Water Industries, Ltd. (a)	4,624	106,915
Makita Corp. (a)	4,590	161,378
MAN SE	1,731	176,911
Metso Oyj	5,231	181,110
Mitsubishi Heavy Industries, Ltd.	124,000	503,505
Nabtesco Corp.	4,740	105,388
NGK Insulators, Ltd.	10,922	120,548
NSK, Ltd.	18,284	118,040
NTN Corp. (a)	17,781	55,838
PACCAR, Inc.	18,095	709,143
Pall Corp.	5,910	323,927
Parker Hannifin Corp. (a)	7,635	586,979
Sandvik AB	41,071	528,758
Scania AB - B Shares	13,097	224,888
Schindler Holding AG	2,879	322,786
Sembcorp Marine, Ltd.	33,700	128,675
SKF AB - B Shares	16,043	317,392
SMC Corp.	2,213	383,015
Snap-on, Inc. (a)	2,980	185,505
Stanley Black & Decker, Inc.	8,640	556,070
Sulzer AG	983	116,537
Sumitomo Heavy Industries, Ltd.	21,676	97,326
THK Co., Ltd.	4,952	93,802
Vallourec S.A. (a)	4,225	173,406
Volvo AB - B Shares	56,958	652,492
Wartsila Oyj Abp	6,862	225,568
Weir Group plc (The) (a)	8,650	208,628

Machinery—(Continued)
Xylem, Inc.	9,300	$234,081
Yangzijiang Shipbuilding Holdings, Ltd. (a)	78,490	62,975
Zardoya Otis S.A. (a)	5,877	65,398

		22,685,789

Marine—0.0%
AP Moeller - Maersk A.S. - Class A	23	143,734
AP Moeller - Maersk A.S. - Class B	54	355,367
Kawasaki Kisen Kaisha, Ltd.* (a)	28,900	57,205
Kuehne & Nagel International AG	2,211	234,023
Mitsui OSK Lines, Ltd.	43,913	158,179
Neptune Orient Lines, Ltd.* (a)	37,000	32,660
Nippon Yusen KK	65,984	175,239
Orient Overseas International, Ltd.	9,000	44,161

		1,200,568

Media—0.8%
Axel Springer AG (a)	1,706	73,359
British Sky Broadcasting Group plc	45,761	499,439
Cablevision Systems Corp. - Class A (a)	10,925	145,193
CBS Corp. - Class B	32,910	1,078,790
Comcast Corp. - Class A	136,940	4,377,972
Dentsu, Inc.	7,387	218,526
DIRECTV - Class A*	34,375	1,678,188
Discovery Communications, Inc. - Class A* (a)	13,150	710,100
Eutelsat Communications S.A.	5,406	166,217
Fairfax Media, Ltd. (a)	91,446	52,355
Gannett Co., Inc. (a)	12,030	177,202
Hakuhodo DY Holdings, Inc.	954	63,165
Interpublic Group of Cos., Inc. (The) (a)	22,615	245,373
ITV plc	151,212	182,532
JCDecaux S.A.	2,724	60,107
Jupiter Telecommunications Co., Ltd.	86	87,790
Kabel Deutschland Holding AG*	3,684	229,265
Lagardere SCA	4,841	135,153
McGraw-Hill Cos., Inc. (The) (a)	14,115	635,175
Mediaset S.p.A. (a)	28,904	50,568
Modern Times Group AB - B Shares	1,919	89,059
News Corp. - Class A (a)	109,325	2,436,854
Omnicom Group, Inc. (a)	13,855	673,353
Pearson plc	33,396	663,282
Publicis Groupe S.A. (a)	5,979	273,429
Reed Elsevier N.V.	28,153	322,051
Reed Elsevier plc	49,819	399,672
Scripps Networks Interactive, Inc. - Class A (a)	4,850	275,771
SES S.A.	11,745	277,738
Singapore Press Holdings, Ltd. (a)	65,000	200,710
Time Warner Cable, Inc.	15,935	1,308,264
Time Warner, Inc.	49,185	1,893,623
Toho Co., Ltd.	4,694	81,080
Viacom, Inc. - Class B	27,420	1,289,288
Walt Disney Co. (The)	91,070	4,416,895
Washington Post Co. (The) - Class B (a)	253	94,576

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Wolters Kluwer N.V.	12,346	$196,543
WPP plc	51,580	626,919

		26,385,576

Metals & Mining—0.7%
Acerinox S.A.	4,153	46,656
Alcoa, Inc. (a)	54,170	473,987
Allegheny Technologies, Inc. (a)	5,405	172,365
Alumina, Ltd. (a)	95,638	78,540
Anglo American plc	54,306	1,781,780
Antofagasta plc	16,140	277,003
ArcelorMittal	38,330	592,125
BHP Billiton plc	86,442	2,468,476
BHP Billiton, Ltd.	131,969	4,301,733
Boliden AB	11,194	156,583
Cliffs Natural Resources, Inc. (a)	7,225	356,120
Daido Steel Co., Ltd.	11,068	68,929
Eurasian Natural Resources Corp. plc	10,153	66,259
Evraz plc	13,709	56,105
Fortescue Metals Group, Ltd. (a)	57,347	293,084
Freeport-McMoRan Copper & Gold, Inc.	48,160	1,640,811
Fresnillo plc	7,339	168,430
Glencore International plc (a)	56,665	263,251
Hitachi Metals, Ltd. (a)	6,465	77,023
Iluka Resources, Ltd. (a)	17,136	200,801
JFE Holdings, Inc.	18,861	315,375
Kazakhmys plc	8,821	100,418
Kobe Steel, Ltd.	101,670	122,130
Lonmin plc (a)	6,825	83,313
Lynas Corp., Ltd.* (a)	70,165	62,038
Maruichi Steel Tube, Ltd.	2,000	43,029
Mitsubishi Materials Corp.	44,804	129,713
Newcrest Mining, Ltd.	31,288	728,268
Newmont Mining Corp.	22,165	1,075,224
Nippon Steel Corp.	208,089	471,524
Nisshin Steel Co., Ltd.	28,000	39,313
Norsk Hydro ASA (a)	38,105	171,976
Nucor Corp. (a)	16,070	609,053
OZ Minerals, Ltd.	13,000	105,487
Randgold Resources, Ltd.	3,592	323,232
Rio Tinto plc	55,108	2,631,920
Rio Tinto, Ltd.	17,835	1,048,321
Salzgitter AG	1,673	68,774
Sims Metal Management, Ltd.	7,009	69,425
SSAB AB - A Shares (a)	6,338	52,742
Sumitomo Metal Industries, Ltd.	136,852	225,278
Sumitomo Metal Mining Co., Ltd.	21,516	242,171
ThyssenKrupp AG	15,793	257,289
Titanium Metals Corp.	4,100	46,371
Umicore S.A.	4,666	215,698
United States Steel Corp. (a)	7,275	149,865
Vedanta Resources plc (a)	4,351	62,679
Voestalpine AG	4,508	119,523
Xstrata plc	84,936	1,072,064
Yamato Kogyo Co., Ltd.	1,800	50,157

		24,232,431

Multi-Utilities—0.4%
AGL Energy, Ltd.	18,210	$276,161
Ameren Corp.	12,330	413,548
CenterPoint Energy, Inc.	21,630	447,092
Centrica plc	211,745	1,055,587
CMS Energy Corp.	12,985	305,148
Consolidated Edison, Inc. (a)	14,905	926,942
Dominion Resources, Inc.	28,960	1,563,840
DTE Energy Co.	8,640	512,611
GDF Suez	50,707	1,209,815
Integrys Energy Group, Inc.	3,990	226,911
National Grid plc	145,926	1,544,573
NiSource, Inc. (a)	14,250	352,688
PG&E Corp.	20,965	949,086
Public Service Enterprise Group, Inc. (a)	25,670	834,275
RWE AG	20,029	818,764
SCANA Corp. (a)	5,910	282,734
Sempra Energy (a)	12,180	838,958
Suez Environnement Co.	11,485	123,630
TECO Energy, Inc. (a)	10,965	198,028
Veolia Environnement S.A.	13,810	174,754
Wisconsin Energy Corp. (a)	11,725	463,958

		13,519,103

Multiline Retail—0.2%
Big Lots, Inc.* (a)	3,290	134,199
Dollar Tree, Inc.* (a)	12,140	653,132
Family Dollar Stores, Inc.	5,940	394,891
Harvey Norman Holdings, Ltd. (a)	19,498	39,270
Isetan Mitsukoshi Holdings, Ltd.	14,497	153,778
J Front Retailing Co., Ltd.	18,915	95,034
J.C. Penney Co., Inc. (a)	7,275	169,580
Kohl’s Corp.	12,885	586,139
Lifestyle International Holdings, Ltd.	20,300	44,576
Macy’s, Inc.	21,030	722,380
Marks & Spencer Group plc	65,655	335,647
Marui Group Co., Ltd.	9,100	69,451
Next plc	6,886	345,289
Nordstrom, Inc. (a)	8,150	404,973
PPR S.A.	3,115	444,821
Sears Holdings Corp.* (a)	1,915	114,326
Takashimaya Co., Ltd.	10,372	79,637
Target Corp.	34,140	1,986,607

		6,773,730

Office Electronics—0.1%
Brother Industries, Ltd.	9,646	110,394
Canon, Inc. (a)	46,433	1,859,306
Konica Minolta Holdings, Inc.	19,753	155,668
Ricoh Co., Ltd. (a)	25,478	215,078
Xerox Corp. (a)	67,600	532,012

		2,872,458

Oil, Gas & Consumable Fuels—2.6%
Alpha Natural Resources, Inc.* (a)	11,121	96,864
Anadarko Petroleum Corp.	25,365	1,679,163

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Apache Corp.	19,555	$1,718,689
BG Group plc	138,992	2,844,865
BP plc	776,747	5,204,332
Cabot Oil & Gas Corp. (a)	10,610	418,034
Caltex Australia, Ltd.	5,762	80,495
Chesapeake Energy Corp. (a)	33,655	625,983
Chevron Corp. (b)	100,480	10,600,640
ConocoPhillips (a)	65,020	3,633,318
CONSOL Energy, Inc. (a)	11,520	348,365
Cosmo Oil Co., Ltd.	22,000	55,945
Denbury Resources, Inc.*	19,765	298,649
Devon Energy Corp.	20,580	1,193,434
ENI S.p.A.	98,357	2,099,072
EOG Resources, Inc.	13,645	1,229,551
EQT Corp. (a)	7,580	406,515
Exxon Mobil Corp. (b)	239,458	20,490,421
Galp Energia SGPS S.A. - B Shares	9,513	120,657
Hess Corp.	15,410	669,564
Idemitsu Kosan Co., Ltd.	900	80,482
Inpex Corp.	90	504,569
Japan Petroleum Exploration Co.	1,200	45,690
JX Holdings, Inc.	91,024	467,590
Kinder Morgan, Inc.	27,520	886,694
Lundin Petroleum AB*	9,108	170,866
Marathon Oil Corp.	35,730	913,616
Marathon Petroleum Corp.	17,665	793,512
Murphy Oil Corp.	9,855	495,608
Neste Oil Oyj (a)	5,223	58,851
Newfield Exploration Co.*	6,670	195,498
Noble Energy, Inc.	8,995	762,956
Occidental Petroleum Corp.	41,235	3,536,726
OMV AG	6,028	189,238
Origin Energy, Ltd.	44,455	559,175
Peabody Energy Corp.	13,745	337,027
Phillips 66*	32,460	1,078,970
Pioneer Natural Resources Co.	6,315	557,046
QEP Resources, Inc. (a)	8,995	269,580
Range Resources Corp. (a)	8,035	497,125
Repsol YPF S.A. (a)	32,478	522,188
Royal Dutch Shell plc - A Shares	150,144	5,057,791
Royal Dutch Shell plc - B Shares	108,924	3,801,471
Santos, Ltd.	38,657	424,547
Showa Shell Sekiyu KK (a)	7,700	47,157
Southwestern Energy Co.*	17,735	566,279
Spectra Energy Corp. (a)	33,050	960,433
Statoil ASA	45,676	1,092,206
Sunoco, Inc.	5,415	257,212
Tesoro Corp.* (a)	6,975	174,096
TonenGeneral Sekiyu KK (a)	11,075	98,303
Total S.A. (a)	86,876	3,920,639
Tullow Oil plc	37,040	855,041
Valero Energy Corp.	28,155	679,943
Whitehaven Coal, Ltd.	17,612	75,792
Williams Cos., Inc. (The)	30,065	866,473
Woodside Petroleum, Ltd.	26,379	844,773
WPX Energy, Inc.* (a)	10,055	162,690

		86,622,409

Paper & Forest Products—0.1%
Holmen AB - B Shares	2,142	$58,313
International Paper Co.	22,185	641,369
MeadWestvaco Corp. (a)	8,640	248,400
Nippon Paper Group, Inc. (a)	4,072	64,643
OJI Paper Co., Ltd.	32,372	124,305
Stora Enso Oyj - R Shares	21,844	134,820
Svenska Cellulosa AB - B Shares	23,681	355,650
UPM-Kymmene Oyj	21,490	243,562

		1,871,062

Personal Products—0.1%
Avon Products, Inc.	21,830	353,864
Beiersdorf AG	4,126	267,707
Estee Lauder Cos., Inc. (The) - Class A	11,420	618,051
Kao Corp.	21,524	593,632
L’Oreal S.A.	9,839	1,152,571
Shiseido Co., Ltd.	14,709	231,894

		3,217,719

Pharmaceuticals—2.2%
Abbott Laboratories (a)	79,930	5,153,087
Allergan, Inc. (a)	15,465	1,431,595
Astellas Pharma, Inc.	18,224	796,023
AstraZeneca plc	52,249	2,335,476
Bayer AG	33,845	2,440,516
Bristol-Myers Squibb Co. (a)	85,715	3,081,454
Chugai Pharmaceutical Co., Ltd. (a)	9,174	173,683
Daiichi Sankyo Co., Ltd.	27,599	464,686
Dainippon Sumitomo Pharma Co., Ltd.	6,500	66,298
Eisai Co., Ltd.	10,380	455,723
Elan Corp. plc*	20,567	299,317
Eli Lilly & Co. (a)	51,850	2,224,884
Forest Laboratories, Inc.*	13,455	470,791
GlaxoSmithKline plc	206,632	4,685,556
Hisamitsu Pharmaceutical Co., Inc.	2,525	124,364
Hospira, Inc.* (a)	8,340	291,733
Johnson & Johnson (a) (b)	139,470	9,422,593
Kyowa Hakko Kirin Co., Ltd.	10,167	104,458
Merck & Co., Inc. (b)	154,605	6,454,759
Merck KGaA	2,645	263,949
Mitsubishi Tanabe Pharma Corp.	9,801	140,830
Mylan, Inc.*	21,685	463,408
Novartis AG	94,144	5,251,347
Novo Nordisk A.S. - Class B	16,668	2,411,377
Ono Pharmaceutical Co., Ltd.	3,434	215,995
Orion Oyj - Class B (a)	4,112	78,006
Otsuka Holdings Co., Ltd.	14,840	454,703
Perrigo Co. (a)	4,810	567,243
Pfizer, Inc. (b)	382,945	8,807,735
Roche Holding AG	28,754	4,963,729
Sanofi (a)	49,392	3,745,447
Santen Pharmaceutical Co., Ltd.	3,037	124,555
Shionogi & Co., Ltd.	12,198	165,876
Shire plc	23,023	661,698
Taisho Pharmaceutical Holdings Co., Ltd.	1,478	124,948
Takeda Pharmaceutical Co., Ltd.	32,350	1,468,022

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Industries, Ltd.	38,563	$1,519,999
Tsumura & Co.	2,500	66,154
UCB S.A. (a)	4,503	227,229
Watson Pharmaceuticals, Inc.*	6,470	478,715

		72,677,961

Professional Services—0.1%
Adecco S.A.*	5,423	241,333
Bureau Veritas S.A.	2,237	198,848
Campbell Brothers, Ltd. (a)	2,763	154,791
Capita Group plc (The)	26,759	275,155
Dun & Bradstreet Corp. (The)	2,425	172,587
Equifax, Inc.	6,115	284,959
Experian plc	41,131	581,024
Intertek Group plc	6,556	275,532
Randstad Holding N.V. (a)	4,898	144,647
Robert Half International, Inc. (a)	7,180	205,133
SGS S.A.	225	421,603

		2,955,612

Real Estate Investment Trusts—2.4%
Acadia Realty Trust (a)	3,900	90,402
Activia Properties, Inc.*	19	108,982
Advance Residence Investment Corp.	50	97,140
Affine S.A.	350	4,760
Agree Realty Corp. (a)	1,000	22,130
Alexander’s, Inc. (a)	200	86,222
Alexandria Real Estate Equities, Inc. (a)	5,500	399,960
Allied Properties Real Estate Investment Trust	4,950	140,998
Alstria Office REIT-AG	7,000	74,030
American Assets Trust, Inc. (a)	3,450	83,663
American Campus Communities, Inc.	6,600	296,868
American Realty Capital Trust, Inc. (a)	14,050	153,426
American Tower Corp.	19,965	1,395,753
ANF Immobilier	950	40,005
Apartment Investment & Management Co. - Class A (a)	17,915	484,242
Artis Real Estate Investment Trust	9,650	155,446
Ascendas Real Estate Investment Trust	262,200	447,669
Ashford Hospitality Trust, Inc. (a)	6,000	50,580
Associated Estates Realty Corp. (a)	3,750	56,063
AvalonBay Communities, Inc. (a)	13,295	1,880,977
Befimmo S.C.A. Sicafi	1,600	91,487
Beni Stabili S.p.A.	85,100	36,876
Big Yellow Group plc	11,600	52,928
BioMed Realty Trust, Inc. (a)	13,650	254,982
Boardwalk Real Estate Investment Trust	4,250	244,664
Boston Properties, Inc. (a)	20,825	2,256,805
Brandywine Realty Trust (a)	12,650	156,101
BRE Properties, Inc.	6,800	340,136
British Land Co. plc	113,600	910,017
BWP Trust (a)	46,650	89,404
Calloway Real Estate Investment Trust	9,500	261,271
Camden Property Trust (a)	7,150	483,840
Campus Crest Communities, Inc. (a)	2,750	28,573

Real Estate Investment Trusts—(Continued)
Canadian Apartment Properties	8,250	$192,697
Canadian Real Estate Investment Trust	6,000	239,623
CapitaCommercial Trust (a)	187,800	188,825
Capital Shopping Centres Group plc	79,118	400,134
CapitaMall Trust	316,550	479,509
CapLease, Inc. (a)	5,850	24,278
CBL & Associates Properties, Inc. (a)	13,150	256,951
CDL Hospitality Trusts (a)	63,700	98,534
Cedar Realty Trust, Inc. (a)	6,150	31,058
Centro Retail Australia	171,228	347,953
CFS Retail Property Trust	269,251	535,486
Champion	218,950	90,593
Charter Hall Retail (a)	26,850	91,313
Chartwell Seniors Housing Real Estate Investment Trust	15,100	143,866
Chesapeake Lodging Trust (a)	2,850	49,077
Cofinimmo	1,400	156,007
Colonial Properties Trust	7,700	170,478
Cominar Real Estate Investment Trust	9,831	231,749
Commonwealth Property Office Fund (a)	211,500	220,518
CommonWealth REIT	7,400	141,488
Corio N.V.	10,874	478,959
Corporate Office Properties Trust (a)	6,350	149,289
Cousins Properties, Inc. (a)	9,200	71,300
Crombie Real Estate Investment Trust	4,050	58,477
CubeSmart	10,850	126,620
DCT Industrial Trust, Inc. (a)	22,000	138,600
DDR Corp. (a)	25,050	366,732
Derwent London plc	9,050	262,946
Dexus Property Group	614,001	587,295
DiamondRock Hospitality Co.	14,800	150,960
Digital Realty Trust, Inc. (a)	9,800	735,686
Douglas Emmett, Inc. (a)	9,300	214,830
Duke Realty Corp. (a)	23,650	346,236
Dundee Real Estate Investment Trust	7,400	277,582
DuPont Fabros Technology, Inc. (a)	5,600	159,936
EastGroup Properties, Inc. (a)	2,500	133,250
Education Realty Trust, Inc.	8,400	93,072
Entertainment Properties Trust (a)	4,150	170,607
Equity Lifestyle Properties, Inc.	3,700	255,189
Equity One, Inc. (a)	5,050	107,060
Equity Residential	41,910	2,613,508
Essex Property Trust, Inc. (a)	3,150	484,848
Eurobank Properties Real Estate Investment Co.	1,650	7,944
Eurocommercial Properties N.V.	3,600	124,756
Extra Space Storage, Inc.	9,150	279,990
Federal Realty Investment Trust	5,650	588,108
FelCor Lodging Trust, Inc.* (a)	11,050	51,935
First Industrial Realty Trust, Inc.* (a)	7,850	99,067
First Potomac Realty Trust (a)	4,500	52,965
Fonciere Des Regions	3,462	249,425
Franklin Street Properties Corp. (a)	7,350	77,763
Gecina S.A. (a)	2,596	232,282
General Growth Properties, Inc. (a)	41,650	753,448
Getty Realty Corp. (a)	2,200	42,130
Glimcher Realty Trust	12,350	126,217
Goodman Group	200,111	758,506

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Government Properties Income Trust (a)	3,100	$70,122
GPT Group	220,244	745,014
Great Portland Estates plc	27,750	171,761
H&R Real Estate Investment Trust	16,050	386,234
Hamborner REIT AG	3,000	26,349
Hammerson plc	91,966	641,078
HCP, Inc.	58,015	2,561,362
Health Care REIT, Inc.	29,645	1,728,303
Healthcare Realty Trust, Inc. (a)	6,900	164,496
Hersha Hospitality Trust (a)	17,600	92,928
Highwoods Properties, Inc. (a)	6,550	220,408
Home Properties, Inc.	4,300	263,848
Hospitality Properties Trust (a)	10,950	271,232
Host Hotels & Resorts, Inc. (a)	99,765	1,578,282
ICADE (a)	2,967	225,079
Immobiliare Grande Distribuzione	11,650	9,534
Inland Real Estate Corp. (a)	7,850	65,783
InnVest Real Estate Investment Trust	8,250	38,086
Intervest Offices & Warehouses	600	14,732
Investa Office Fund	54,562	152,348
Investors Real Estate Trust (a)	7,650	60,435
Japan Prime Realty Investment Corp. (a)	71	200,003
Japan Real Estate Investment Corp.	71	652,753
Japan Retail Fund Investment Corp.	221	350,429
Kenedix Realty Investment Corp.	38	122,974
Kilroy Realty Corp.	6,050	292,880
Kimco Realty Corp.	56,670	1,078,430
Kite Realty Group Trust (a)	5,650	28,194
Kiwi Income Property Trust	86,400	72,390
Klepierre	12,281	404,688
Land Securities Group plc	101,092	1,172,395
LaSalle Hotel Properties (a)	7,600	221,464
Lexington Realty Trust (a)	13,700	116,039
Liberty Property Trust	10,400	383,136
Link REIT (The)	292,000	1,191,936
London & Stamford Property plc	48,450	84,827
LTC Properties, Inc. (a)	2,700	97,956
Macerich Co. (The) (a)	11,700	690,885
Mack-Cali Realty Corp. (a)	7,800	226,746
Mapletree Commercial Trust	123,950	96,250
Mapletree Industrial Trust	108,450	103,886
Mapletree Logistics Trust	161,600	125,425
Medical Properties Trust, Inc.	11,900	114,478
Mercialys S.A.	4,050	75,430
Mid-America Apartment Communities, Inc.	3,600	245,664
Mirvac Group	443,248	580,482
Morguard Real Estate Investment Trust	3,850	64,286
Mori Trust Sogo REIT, Inc.	13	114,186
Mucklow A & J Group plc	5,300	30,641
National Health Investors, Inc. (a)	2,450	124,754
National Retail Properties, Inc.	9,500	268,755
Nieuwe Steen Investments N.V.	5,593	47,768
Nippon Accommodations Fund, Inc.	20	129,635
Nippon Building Fund, Inc. (a)	80	774,641
Nomura Real Estate Office Fund, Inc.	43	242,787
Northern Property Real Estate Investment Trust	2,800	90,565

Real Estate Investment Trusts—(Continued)
NorthWest Healthcare Properties Real Estate Investment Trust	3,100	$39,888
Omega Healthcare Investors, Inc. (a)	9,400	211,500
Orix JREIT, Inc.	29	130,435
Parkway Properties, Inc. (a)	1,900	21,736
Pebblebrook Hotel Trust	4,650	108,392
Pennsylvania Real Estate Investment Trust	4,950	74,151
Piedmont Office Realty Trust, Inc. (a)	15,300	263,313
Plum Creek Timber Co., Inc. (a)	8,135	322,959
Post Properties, Inc.	4,750	232,513
Premier Investment Corp.	26	91,481
Primaris Retail Real Estate Investment Trust	7,800	180,501
Primary Health Properties plc	6,600	33,123
ProLogis, Inc.	64,080	2,129,378
PS Business Parks, Inc. (a)	1,600	108,352
Public Storage	18,625	2,689,636
Ramco-Gershenson Properties Trust (a)	4,150	52,166
Realty Income Corp. (a)	11,850	494,974
Regency Centers Corp. (a)	8,000	380,560
Retail Opportunity Investments Corp.	4,450	53,667
RioCan Real Estate Investment Trust	25,300	688,351
RLJ Lodging Trust	9,400	170,422
Rouse Properties, Inc.* (a)	2,150	29,133
Sabra Health Care REIT, Inc. (a)	3,250	55,608
Saul Centers, Inc.	1,300	55,731
Segro plc	94,918	323,556
Senior Housing Properties Trust (a)	14,400	321,408
Shaftesbury plc	22,200	179,490
Simon Property Group, Inc.	42,560	6,624,890
SL Green Realty Corp. (a)	7,950	637,908
Societe de la Tour Eiffel	500	25,022
Societe Immobiliere de Location pour l’Industrie et le Commerce (a)	1,150	109,496
Sovran Self Storage, Inc. (a)	2,600	130,234
Stockland	292,905	927,413
Strategic Hotels & Resorts, Inc.* (a)	18,100	116,926
Sun Communities, Inc. (a)	2,350	103,964
Sunstone Hotel Investors, Inc.*	10,450	114,846
Suntec Real Estate Investment Trust (a)	198,200	211,958
Tanger Factory Outlet Centers, Inc.	8,200	262,810
Taubman Centers, Inc.	5,250	405,090
Tokyu REIT, Inc.	17	83,498
Top REIT, Inc.	21	117,588
Transglobe Apartment Real Estate Investment Trust (d)	5,100	71,433
UDR, Inc.	23,550	608,532
Unibail-Rodamco SE	11,858	2,187,753
United Urban Investment Corp.	179	193,108
Universal Health Realty Income Trust (a)	1,100	45,683
Urstadt Biddle Properties, Inc. - Class A (a)	1,800	35,586
Vastned Retail N.V.	1,650	64,352
Ventas, Inc. (a)	40,842	2,577,947
Vornado Realty Trust	25,840	2,170,043
Warehouses De Pauw SCA	900	48,086
Washington Real Estate Investment Trust (a)	5,850	166,433

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Weingarten Realty Investors (a)	10,700	$281,838
Wereldhave Belgium N.V.	200	19,098
Wereldhave N.V.	1,950	125,107
Westfield Group	294,775	2,871,899
Westfield Retail Trust	390,048	1,143,418
Weyerhaeuser Co. (a)	27,240	609,086
Winthrop Realty Trust (a)	2,150	26,144
Workspace Group plc	12,700	46,533

		79,505,373

Real Estate Management & Development—0.8%
Aeon Mall Co., Ltd.	10,947	232,849
Agile Property Holdings, Ltd.	123,350	160,882
Allreal Holding AG*	700	102,051
Azrieli Group	3,250	71,761
Brookfield Office Properties, Inc. (a)	33,350	583,732
CA Immobilien Anlagen AG*	7,800	77,919
Capital & Counties Properties plc	60,750	200,026
CapitaLand, Ltd. (a)	386,100	833,481
CapitaMalls Asia, Ltd. (a)	192,888	240,543
Castellum AB	15,300	185,379
CBRE Group, Inc. - Class A* (a)	16,655	272,476
Cheung Kong Holdings, Ltd.	56,500	698,187
City Developments, Ltd.	81,300	726,570
Citycon Oyj	18,500	52,287
Colonia Real Estate AG*	1,950	6,731
Conwert Immobilien Invest SE (a)	7,600	83,404
Country Garden Holdings Co., Ltd.*	323,853	128,512
Daejan Holdings plc	450	18,882
Daito Trust Construction Co., Ltd.	3,044	288,758
Daiwa House Industry Co., Ltd.	20,810	295,433
Deutsche Euroshop AG	4,600	162,892
Deutsche Wohnen AG	13,000	219,076
Development Securities plc	10,850	24,033
DIC Asset AG	3,000	25,858
Fabege AB	14,700	115,414
Fastighets AB Balder-B Shares*	10,050	45,581
First Capital Realty, Inc.	6,400	115,352
FKP Property Group (a)	80,650	31,594
Forest City Enterprises, Inc. - Class A* (a)	13,300	194,180
GAGFAH S.A.*	7,850	74,898
Global Logistic Properties, Ltd.*	288,668	480,899
Grainger plc	36,850	52,577
Granite Real Estate, Inc.	4,200	143,355
GSW Immobilien AG	4,500	153,742
Hang Lung Group, Ltd.	35,400	218,172
Hang Lung Properties, Ltd.	289,700	986,148
Hansteen Holdings plc	56,700	63,973
Helical Bar plc	10,450	30,215
Henderson Land Development Co., Ltd.	142,500	793,556
Hongkong Land Holdings, Ltd. (a)	154,750	891,109
Hufvudstaden A.B. - A Shares	13,500	144,879
Hysan Development Co., Ltd.	95,900	364,765
IMMOFINANZ AG*	36,825	117,224
Invista Foundation Property Trust, Ltd.	31,600	16,087

Real Estate Management & Development—(Continued)
IVG Immobilien AG*	13,850	$27,530
Keppel Land, Ltd. (a)	96,350	247,642
Kerry Properties, Ltd.	92,650	394,598
Killam Properties, Inc.	4,350	56,100
Klovern AB	11,050	36,123
Kungsleden AB	12,100	61,478
Lend Lease Group	22,232	165,024
Mitsubishi Estate Co., Ltd.	143,644	2,576,848
Mitsui Fudosan Co., Ltd.	113,068	2,193,381
Mobimo Holding AG*	550	127,038
New World China Land, Ltd.	230,250	94,323
New World Development Co., Ltd.	556,200	655,915
Nomura Real Estate Holdings, Inc.	10,659	195,168
Norwegian Property ASA	44,300	60,854
NTT Urban Development Corp.	119	96,155
Patrizia Immobilien AG*	2,300	12,818
Prime Office REIT-AG	3,450	14,184
PSP Swiss Property AG*	4,100	361,732
Quintain Estates & Development plc*	45,950	27,350
Safestore Holdings plc	16,600	26,478
Shimao Property Holdings, Ltd.	123,150	191,029
Shoei Co. Ltd/Chiyoda-ku*	9,800	53,897
Shui On Land, Ltd.	258,700	105,680
Sino Land Co., Ltd.	380,950	577,274
Soho China, Ltd.	184,300	141,620
Sponda Oyj	25,150	94,244
St. Modwen Properties plc	13,300	35,104
Sumitomo Realty & Development Co., Ltd.	57,245	1,408,503
Sun Hung Kai Properties, Ltd.	238,650	2,830,341
Swire Pacific, Ltd. - Class A	27,900	325,075
Swire Properties, Ltd.	57,150	172,500
Swiss Prime Site AG*	6,853	571,981
TAG Immobilien AG	8,550	80,343
Technopolis plc (a)	6,700	27,511
Tokyo Tatemono Co., Ltd.*	28,850	108,613
Tokyu Land Corp. (a)	52,122	258,737
Unite Group plc	14,100	42,677
UOL Group, Ltd.	69,650	273,046
Wallenstam AB - B Shares	10,300	100,265
Wharf Holdings, Ltd.	195,850	1,090,121
Wheelock & Co., Ltd.	36,800	139,112
Wihlborgs Fastigheter AB	6,850	92,234
Wing Tai Holdings, Ltd.	52,000	54,996
Yanlord Land Group, Ltd.* (a)	51,900	50,872

		26,981,956

Road & Rail—0.3%
Asciano, Ltd.	39,919	179,541
Central Japan Railway Co.	62	489,987
ComfortDelGro Corp., Ltd.	76,700	93,985
CSX Corp. (a)	53,400	1,194,024
DSV A.S.	7,776	154,293
East Japan Railway Co.	13,926	874,331
Hankyu Hanshin Holdings, Inc.	46,000	232,290
Keikyu Corp.	19,373	176,274
Keio Corp.	23,672	171,621

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Keisei Electric Railway Co., Ltd.	10,811	$91,290
Kintetsu Corp. (a)	65,710	262,023
MTR Corp.	58,700	200,884
Nippon Express Co., Ltd.	34,307	141,622
Norfolk Southern Corp.	16,790	1,205,018
Odakyu Electric Railway Co., Ltd. (a)	25,552	254,223
QR National, Ltd.	69,903	245,105
Ryder System, Inc.	2,630	94,706
Tobu Railway Co., Ltd.	41,045	216,207
Tokyu Corp.	45,569	214,492
Union Pacific Corp.	24,465	2,918,919
West Japan Railway Co.	6,958	286,589

		9,697,424

Semiconductors & Semiconductor Equipment—0.5%
Advanced Micro Devices, Inc.* (a)	29,760	170,525
Advantest Corp.	6,107	95,502
Altera Corp. (a)	16,370	553,961
Analog Devices, Inc. (a)	15,110	569,194
Applied Materials, Inc.	65,560	751,318
ARM Holdings plc	56,307	448,395
ASM Pacific Technology, Ltd.	8,100	103,345
ASML Holding N.V.	17,184	875,650
Broadcom Corp. - Class A*	24,905	841,789
First Solar, Inc.* (a)	2,980	44,879
Infineon Technologies AG	44,477	301,574
Intel Corp. (b)	253,770	6,762,970
KLA-Tencor Corp. (a)	8,440	415,670
Lam Research Corp.* (a)	10,737	405,214
Linear Technology Corp.	11,620	364,055
LSI Corp.* (a)	28,780	183,329
Microchip Technology, Inc. (a)	9,700	320,876
Micron Technology, Inc.*	50,110	316,194
NVIDIA Corp.*	30,960	427,867
Rohm Co., Ltd.	3,978	153,013
STMicroelectronics N.V.	26,086	143,461
Sumco Corp.* (a)	4,700	42,654
Teradyne, Inc.* (a)	9,400	132,164
Texas Instruments, Inc.	58,080	1,666,315
Tokyo Electron, Ltd.	7,025	328,534
Xilinx, Inc.	13,290	446,145

		16,864,593

Software—0.8%
Adobe Systems, Inc.*	25,070	811,516
Autodesk, Inc.* (a)	11,425	399,761
BMC Software, Inc.*	8,295	354,031
CA, Inc. (a)	18,505	501,300
Citrix Systems, Inc.*	9,400	789,036
Dassault Systemes S.A.	2,499	234,761
Electronic Arts, Inc.*	16,780	207,233
Intuit, Inc.	14,945	886,986
Konami Corp. (a)	4,103	93,189
Microsoft Corp. (b)	379,375	11,605,081
Nexon Co., Ltd.*	4,412	86,314
NICE Systems, Ltd.*	2,505	91,450

Software—(Continued)
Nintendo Co., Ltd.	4,387	$511,893
Oracle Corp. (b)	199,090	5,912,973
Oracle Corp. Japan	1,633	70,283
Red Hat, Inc.* (a)	9,805	553,786
Sage Group plc (The)	53,404	232,046
Salesforce.com, Inc.* (a)	6,915	956,068
SAP AG	37,658	2,223,837
Square Enix Holdings Co., Ltd. (a)	2,600	40,997
Symantec Corp.*	37,060	541,447
Trend Micro, Inc.	4,324	127,662

		27,231,650

Specialty Retail—0.5%
ABC-Mart, Inc.	1,100	41,111
Abercrombie & Fitch Co. - Class A (a)	4,355	148,680
AutoNation, Inc.* (a)	2,155	76,028
AutoZone, Inc.* (a)	1,475	541,576
Bed Bath & Beyond, Inc.* (a)	12,005	741,909
Best Buy Co., Inc. (a)	14,365	301,090
CarMax, Inc.* (a)	11,500	298,310
Fast Retailing Co., Ltd.	2,179	437,429
GameStop Corp. - Class A (a)	6,875	126,225
Gap, Inc. (The) (a)	16,820	460,195
Hennes & Mauritz AB - B Shares	38,858	1,397,056
Home Depot, Inc. (The)	78,280	4,148,057
Inditex S.A.	8,929	923,523
Kingfisher plc	96,959	438,402
Limited Brands, Inc. (a)	12,510	532,050
Lowe’s Cos., Inc.	62,970	1,790,867
Nitori Holdings Co., Ltd.	1,408	133,326
O’Reilly Automotive, Inc.* (a)	6,475	542,411
Ross Stores, Inc.	11,570	722,778
Sanrio Co., Ltd. (a)	1,826	66,554
Shimamura Co., Ltd.	1,000	115,672
Staples, Inc. (a)	35,245	459,947
Tiffany & Co.	6,440	340,998
TJX Cos., Inc.	38,270	1,642,931
Urban Outfitters, Inc.*	5,640	155,608
USS Co., Ltd.	898	97,000
Yamada Denki Co., Ltd. (a)	3,560	181,703

		16,861,436

Textiles, Apparel & Luxury Goods—0.3%
Adidas AG	8,563	614,162
Asics Corp.	5,878	74,683
Burberry Group plc	17,956	374,548
Christian Dior S.A.	2,232	307,392
Coach, Inc.	14,610	854,393
Compagnie Financiere Richemont S.A. - Class A	21,364	1,172,468
Fossil, Inc.* (a)	2,619	200,458
Hugo Boss AG	849	83,976
Luxottica Group S.p.A. (a)	4,785	167,779
LVMH Moet Hennessy Louis Vuitton S.A.	10,392	1,583,931
NIKE, Inc. - Class B	18,655	1,637,536
Ralph Lauren Corp.	3,285	460,097

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Swatch Group AG (The)	3,044	$623,630
VF Corp.	4,445	593,185
Yue Yuen Industrial Holdings, Ltd.	30,100	93,968

		8,842,206

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc. (a)	26,735	170,302
People’s United Financial, Inc. (a)	18,245	211,824

		382,126

Tobacco—0.6%
Altria Group, Inc.	103,875	3,588,881
British American Tobacco plc	80,576	4,101,183
Imperial Tobacco Group plc	40,958	1,575,944
Japan Tobacco, Inc.	37,000	1,096,442
Lorillard, Inc.	6,730	888,024
Philip Morris International, Inc. (b)	87,515	7,636,559
Reynolds American, Inc. (a)	16,930	759,649
Swedish Match AB	8,718	351,840

		19,998,522

Trading Companies & Distributors—0.2%
Brenntag AG	1,897	209,861
Bunzl plc	13,536	221,744
Fastenal Co.	15,010	605,053
ITOCHU Corp.	62,010	650,712
Marubeni Corp.	67,709	450,654
Mitsubishi Corp.	57,585	1,162,848
Mitsui & Co., Ltd.	71,105	1,054,967
Noble Group, Ltd.	157,000	140,175
Rexel S.A.	4,401	75,129
Sojitz Corp. (a)	51,200	84,716
Sumitomo Corp.	46,113	645,144
Toyota Tsusho Corp.	8,726	166,439
W.W. Grainger, Inc. (a)	3,180	608,143
Wolseley plc	11,666	435,869

		6,511,454

Transportation Infrastructure—0.0%
Abertis Infraestructuras S.A.	15,207	205,901
Aeroports de Paris	1,215	91,810
Atlantia S.p.A.	12,969	165,642
Auckland International Airport, Ltd.	36,813	72,228
Fraport AG Frankfurt Airport Services Worldwide	1,559	83,939
Groupe Eurotunnel S.A.	22,943	186,564
Hutchison Port Holdings Trust	213,802	152,842
Kamigumi Co., Ltd.	9,677	77,239
Koninklijke Vopak N.V.	2,878	184,556
Mitsubishi Logistics Corp.	5,300	55,938
Sydney Airport	13,732	40,914
Transurban Group	53,716	313,197

		1,630,770

Water Utilities—0.0%
Severn Trent plc	9,725	$251,880
United Utilities Group plc	27,904	295,240

		547,120

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.*	12,760	748,502
KDDI Corp.	111	715,988
MetroPCS Communications, Inc.* (a)	14,890	90,084
Millicom International Cellular S.A.	2,569	242,380
Mobistar S.A.	1,243	42,512
NTT DoCoMo, Inc.	626	1,041,775
Softbank Corp.	36,332	1,350,792
Sprint Nextel Corp.* (a)	152,255	496,351
StarHub, Ltd. (a)	24,000	65,075
Vodafone Group plc	2,039,482	5,730,202

		10,523,661

Total Common Stocks (Cost $1,055,546,690)		1,099,184,244

U.S. Treasury & Government Agencies—23.6%

Federal Agencies—2.4%
Federal Home Loan Banks
0.875%, 08/22/12	10,000	10,010
1.750%, 12/14/12	10,000	10,069
0.375%, 11/27/13	5,960,000	5,966,020
0.375%, 01/29/14	5,965,000	5,969,659
2.500%, 06/13/14	4,725,000	4,920,124
4.750%, 12/16/16	1,785,000	2,090,265
Federal Home Loan Mortgage Corp.
5.000%, 07/15/14	7,710,000	8,433,129
4.375%, 07/17/15	4,305,000	4,804,677
2.000%, 08/25/16	3,900,000	4,102,067
2.375%, 01/13/22	4,405,000	4,530,283
Federal National Mortgage Association
4.750%, 02/21/13	10,000	10,284
1.750%, 05/07/13	50,000	50,619
3.875%, 07/12/13	799,000	829,139
0.500%, 08/09/13	5,940,000	5,955,794
4.625%, 10/15/13	10,000	10,559
2.750%, 03/13/14	4,560,000	4,746,974
2.375%, 04/11/16	966,000	1,027,013
5.250%, 09/15/16	5,445,000	6,444,947
1.250%, 01/30/17	14,970,000	15,222,873
5.375%, 06/12/17	756,000	916,977
7.250%, 05/15/30	1,941,000	3,107,869
6.625%, 11/15/30	1,650,000	2,510,929

		81,670,280

U.S. Treasury—21.2%
U.S. Treasury Bonds
7.250%, 05/15/16	13,085,000	16,411,456
8.875%, 02/15/19	2,158,000	3,248,970

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.000%, 02/15/22 (a)	9,370,000	$9,686,968
6.250%, 08/15/23	4,620,000	6,711,271
6.000%, 02/15/26	7,077,000	10,375,547
6.250%, 05/15/30	1,815,000	2,865,148
5.375%, 02/15/31	11,020,000	16,059,931
4.750%, 02/15/37	1,740,000	2,425,670
3.500%, 02/15/39	5,264,000	6,092,259
4.250%, 05/15/39	1,235,000	1,613,219
4.375%, 11/15/39	8,320,000	11,083,804
4.375%, 05/15/40	6,650,000	8,863,206
4.375%, 05/15/41	7,495,000	10,011,679
3.750%, 08/15/41	8,025,000	9,678,904
3.125%, 11/15/41	15,840,000	17,030,471
3.125%, 02/15/42	5,645,000	6,063,966
U.S. Treasury Notes
4.625%, 07/31/12 (a)	1,190,000	1,194,463
4.000%, 11/15/12 (a)	7,918,300	8,031,817
0.625%, 01/31/13	9,770,000	9,796,340
3.625%, 05/15/13	18,373,900	18,915,066
1.125%, 06/15/13	31,755,000	32,022,949
0.750%, 08/15/13	23,053,000	23,179,976
0.250%, 11/30/13	10,620,000	10,614,605
2.000%, 11/30/13	34,006,600	34,828,880
1.000%, 01/15/14	18,767,500	18,967,637
1.250%, 02/15/14	5,430,000	5,512,085
0.250%, 02/28/14	11,915,000	11,904,765
2.625%, 07/31/14	12,915,000	13,525,440
0.250%, 09/15/14	18,255,000	18,217,924
0.375%, 11/15/14	18,250,000	18,262,830
1.250%, 08/31/15	25,605,000	26,247,122
2.125%, 12/31/15 (a)	15,450,000	16,311,816
2.000%, 01/31/16	17,020,000	17,910,895
2.000%, 04/30/16	21,417,000	22,591,594
3.250%, 07/31/16	18,515,000	20,495,235
1.000%, 09/30/16	17,635,000	17,911,922
3.125%, 10/31/16	28,880,000	31,932,703
0.875%, 11/30/16	17,792,000	17,971,308
0.875%, 01/31/17	21,673,700	21,865,035
3.125%, 01/31/17	14,130,000	15,678,789
0.875%, 02/28/17	10,800,000	10,895,342
2.375%, 07/31/17	15,830,100	17,096,508
2.250%, 11/30/17	7,125,000	7,660,487
2.625%, 01/31/18	8,315,000	9,114,022
1.250%, 01/31/19	6,545,000	6,636,015
2.750%, 02/15/19	4,678,000	5,192,215
3.500%, 05/15/20	9,995,000	11,680,097
2.625%, 08/15/20	6,995,000	7,699,417
2.625%, 11/15/20	15,004,000	16,493,852
3.625%, 02/15/21	16,280,000	19,223,115
2.125%, 08/15/21	11,970,000	12,583,463
2.000%, 11/15/21	17,230,000	17,866,700

		714,254,898

Total U.S. Treasury & Government Agencies (Cost $775,735,094)		795,925,178

Foreign Bonds & Debt Securities—3.6%
Security Description	Par Amount†	Value

Sovereign—3.6%
Australia Government Bond
6.000%, 02/15/17 (AUD)	230,000	$271,092
5.250%, 03/15/19 (AUD) (a)	510,000	601,707
5.750%, 05/15/21 (AUD)	560,000	698,057
Austria Government Bond
3.400%, 11/22/22 (144A) (EUR)	965,000	1,312,797
Belgium Government Bond
5.500%, 09/28/17 (EUR)	900,000	1,324,347
4.250%, 09/28/21 (EUR)	490,000	678,446
5.500%, 03/28/28 (EUR)	300,000	462,145
4.250%, 03/28/41 (EUR)	145,000	195,428
Bundesrepublik Deutschland
4.250%, 01/04/14 (EUR)	3,660,000	4,922,600
4.000%, 07/04/16 (EUR)	3,060,000	4,418,982
2.500%, 01/04/21 (EUR)	2,715,000	3,753,645
5.500%, 01/04/31 (EUR)	855,000	1,600,270
4.250%, 07/04/39 (EUR)	595,000	1,041,436
Canadian Government Bond
3.500%, 06/01/13 (CAD)	455,000	457,060
4.000%, 06/01/16 (CAD)	735,000	798,646
3.500%, 06/01/20 (CAD)	420,000	472,165
5.750%, 06/01/29 (CAD)	385,000	568,254
4.000%, 06/01/41 (CAD)	280,000	371,005
Denmark Government Bond
4.000%, 11/15/15 (DKK)	500,000	95,869
4.000%, 11/15/19 (DKK)	2,895,000	594,680
4.500%, 11/15/39 (DKK)	1,645,000	410,907
France Government Bond OAT
4.000%, 04/25/13 (EUR)	1,765,000	2,302,759
3.250%, 04/25/16 (EUR)	2,885,000	3,937,164
3.750%, 04/25/21 (EUR)	2,115,000	2,929,998
5.500%, 04/25/29 (EUR)	835,000	1,341,048
4.500%, 04/25/41 (EUR)	710,000	1,046,425
French Treasury Note BTAN
1.750%, 02/25/17 (EUR)	635,000	814,601
Italy Buoni Poliennali Del Tesoro
3.750%, 12/15/13 (EUR)	896,000	1,139,895
3.750%, 04/15/16 (EUR)	2,580,000	3,169,373
5.250%, 08/01/17 (EUR)	565,000	720,661
3.750%, 03/01/21 (EUR)	2,495,000	2,800,379
5.250%, 11/01/29 (EUR)	1,190,000	1,371,984
5.000%, 08/01/39 (EUR)	635,000	676,866
Japan Government Ten Year Bond
1.000%, 06/20/13 (JPY)	388,500,000	4,901,933
1.500%, 12/20/15 (JPY)	288,600,000	3,781,323
1.900%, 06/20/16 (JPY)	1,140,000,000	15,249,031
1.700%, 03/20/17 (JPY)	91,050,000	1,219,478
Japan Government Thirty Year Bond 2.300%, 03/20/40 (JPY)	305,700,000	4,185,006
Japan Government Twenty Year Bond
2.500%, 12/21/20 (JPY)	852,300,000	12,286,053
1.400%, 12/20/22 (JPY)	229,900,000	3,020,673
2.100%, 06/20/29 (JPY)	683,450,000	9,292,834
2.100%, 12/20/29 (JPY)	58,700,000	796,600
1.700%, 12/20/31 (JPY)	53,300,000	672,291

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Shares/Par Amount†	Value

Sovereign—(Continued)
Mexican Bonos
7.250%, 12/15/16 (MXN)	2,120,000	$173,963
6.500%, 06/10/21 (MXN)	11,665,000	945,778
Netherlands Government Bond 4.500%, 07/15/17 (EUR)	850,000	1,245,308
Poland Government Bond 5.500%, 10/25/19 (PLN)	555,000	172,248
South Africa Government Bond 8.250%, 09/15/17 (ZAR)	1,220,000	159,981
Spain Government Bond
2.500%, 10/31/13 (EUR)	665,000	821,734
3.150%, 01/31/16 (EUR)	1,465,000	1,721,955
4.000%, 04/30/20 (EUR)	1,100,000	1,209,579
6.000%, 01/31/29 (EUR)	190,000	217,291
4.200%, 01/31/37 (EUR)	650,000	562,411
Sweden Government Bond
Series 1047 5.000%, 12/01/20 (SEK)	565,000	104,153
Series 1049 4.500%, 08/12/15 (SEK)	660,000	105,326
United Kingdom Gilt
4.500%, 03/07/13 (GBP)	1,235,000	1,989,341
4.000%, 09/07/16 (GBP)	1,170,000	2,086,697
3.750%, 09/07/20 (GBP)	1,215,000	2,232,832
4.750%, 12/07/30 (GBP)	560,000	1,152,296
4.250%, 09/07/39 (GBP)	1,700,000	3,280,307

Total Foreign Bonds & Debt Securities (Cost $124,748,047)		120,887,113

Investment Company Securities—1.0%
F&C Commercial Property Trust, Ltd.	47,150	76,962
IRP Property Investments, Ltd.	9,800	10,156
Picton Property Income, Ltd.	30,550	19,175
Standard Life Investment Property Income Trust plc	12,100	11,996
UK Commercial Property Trust	42,500	47,004
Vanguard MSCI Emerging Markets ETF	823,280	32,890,036

Total Investment Company Securities (Cost $32,975,984)		33,055,329

Preferred Stocks—0.1%
Security Description	Shares	Value

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	2,148	$105,969
Porsche Automobil Holding SE (a)	6,267	312,069
Volkswagen AG	5,919	938,442

		1,356,480

Household Products—0.0%
Henkel AG & Co. KGaA	7,292	484,274

Media—0.0%
ProSiebenSat.1 Media AG	3,582	79,961

Multi-Utilities—0.0%
RWE AG	1,579	58,459

Total Preferred Stocks (Cost $2,042,204)		1,979,174

Right—0.0%

Oil, Gas & Consumable Fuels—0.0%
Repsol YPF S.A., expires 07/12/12* (Cost— $22,455)	32,478	22,770

Warrant—0.0%

Real Estate Investment Trusts—0.0%
Nieuwe Steen Investments N.V., expires 04/01/13*(Cost— $—)	550	0

Short-Term Investments—40.4%

Mutual Fund—3.5%
State Street Navigator Securities Lending Prime Portfolio (e)	119,896,806	119,896,806

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreement—35.7%

Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $1,199,557,000 on 07/02/12, collateralized by $100,000,000 Federal National Mortgage Association at 4.625% due 10/15/13 with a value of $106,431,700; by $200,000,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/25/14 with a value of $204,301,200; by $20,000,000 Federal Home Loan Mortgage Corp. at 0.375% due 10/30/13 with a value of $20,025,000; by $100,000,000 U.S. Treasury Note at 1.750% due 01/31/14 with a value of $103,000,000; by $117,310,000 U.S. Treasury Note at 0.125% due 09/30/13 with a value of $117,116,908; by $90,000,000 U.S. Treasury Note at 0.250% due 11/30/13 with a value of $90,000,000.; by $13,850,000 Federal Home Loan Bank at 0.500% due 06/13/14 with a value of $13,853,078; by $27,870,000 Federal Farm Credit Bank at 0.320% due 05/16/14 with a value of $27,835,163; by $296,070,000 Federal Home Loan Mortgage Corp. at 0.400% due 02/27/14 with a value of $296,810,175; by $160,466,000 Federal National Mortgage Association at 4.125% due 04/15/14 with a value of $172,701,533; by $70,170,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $71,485,688.

	$1,199,556,000	$1,199,556,000

U.S. Treasury—1.2%
U.S. Treasury Bills
0.093%, 08/16/12 (f)	15,000,000	14,998,218
0.090%, 08/23/12 (f)	15,000,000	14,998,012
0.105%, 08/30/12 (f)	10,000,000	9,998,250

		39,994,480

Total Short-Term Investments (Cost $1,359,447,286)		1,359,447,286

Total Investments—101.4% (Cost $3,350,517,760#)		3,410,501,094
Other assets and liabilities (net)—(1.4)%		(48,628,314)

Net Assets—100.0%		$3,361,872,780

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $3,350,517,760. The aggregate unrealized appreciation and depreciation of investments were $104,114,479 and $(44,131,145), respectively, resulting in net unrealized appreciation of $59,983,334 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was on loan. As of June 30, 2012, the market value of securities loaned was $121,455,069 and the collateral received consisted of cash in the amount of $119,896,806 and non-cash collateral with a value of $2,676,754. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	All or a portion of the security was pledged as collateral against open future contracts. At the period end, the value of the securities pledged amounted to $64,573,295.
(c)	Affiliated Issuer. (See Note 10 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Zero coupon bond—Interest rate represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $1,312,797, which is 0.0% of net assets.
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-24

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,807,725	$3,452,978	$—	$19,260,703
Air Freight & Logistics	6,202,333	1,131,824	—	7,334,157
Airlines	361,654	606,910	—	968,564
Auto Components	1,467,364	3,537,909	—	5,005,273
Automobiles	2,382,817	12,586,853	—	14,969,670
Beverages	17,655,424	10,086,787	—	27,742,211
Biotechnology	9,075,820	1,203,442	—	10,279,262
Building Products	251,671	2,158,012	—	2,409,683
Capital Markets	11,459,475	6,585,842	—	18,045,317
Chemicals	14,848,914	14,295,417	—	29,144,331
Commercial Banks	18,362,352	46,445,884	—	64,808,236
Commercial Services & Supplies	2,505,855	2,509,319	—	5,015,174
Communications Equipment	11,409,726	1,598,216	—	13,007,942
Computers & Peripherals	35,327,852	1,437,377	—	36,765,229
Construction & Engineering	927,631	2,814,728	—	3,742,359
Construction Materials	231,112	2,281,792	—	2,512,904
Consumer Finance	5,869,509	204,001	—	6,073,510
Containers & Packaging	797,838	672,443	—	1,470,281
Distributors	476,879	642,014	—	1,118,893
Diversified Consumer Services	536,015	127,597	—	663,612
Diversified Financial Services	17,933,299	4,332,310	—	22,265,609
Diversified Telecommunication Services	18,863,645	12,994,836	—	31,858,481
Electric Utilities	13,631,066	8,445,226	—	22,076,292
Electrical Equipment	3,256,153	5,031,464	—	8,287,617
Electronic Equipment, Instruments & Components	2,651,792	4,682,948	—	7,334,740
Energy Equipment & Services	10,498,383	3,810,851	—	14,309,234
Food & Staples Retailing	15,281,967	8,559,892	—	23,841,859
Food Products	10,908,923	16,444,085	—	27,353,008
Gas Utilities	680,282	2,112,246	—	2,792,528
Health Care Equipment & Supplies	11,306,434	2,704,862	—	14,011,296
Health Care Providers & Services	12,800,548	1,886,944	—	14,687,492
Health Care Technology	610,031	—	—	610,031
Hotels, Restaurants & Leisure	11,972,552	4,324,743	—	16,297,295
Household Durables	1,491,082	2,328,321	—	3,819,403
Household Products	13,261,721	1,983,830	—	15,245,551
Independent Power Producers & Energy Traders	618,570	626,048	—	1,244,618
Industrial Conglomerates	17,121,665	5,911,674	—	23,033,339

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-25

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$22,294,612	$17,854,614	$—	$40,149,226
Internet & Catalog Retail	6,568,325	308,603	—	6,876,928
Internet Software & Services	11,543,685	450,623	—	11,994,308
IT Services	24,406,552	1,127,629	—	25,534,181
Leisure Equipment & Products	754,846	1,055,748	—	1,810,594
Life Sciences Tools & Services	2,570,328	250,266	—	2,820,594
Machinery	11,728,907	10,956,882	—	22,685,789
Marine	—	1,200,568	—	1,200,568
Media	21,436,617	4,948,959	—	26,385,576
Metals & Mining	4,523,796	19,708,635	—	24,232,431
Multi-Utilities	8,315,819	5,203,284	—	13,519,103
Multiline Retail	5,166,227	1,607,503	—	6,773,730
Office Electronics	532,012	2,340,446	—	2,872,458
Oil, Gas & Consumable Fuels	57,400,674	29,221,735	—	86,622,409
Paper & Forest Products	889,769	981,293	—	1,871,062
Personal Products	971,915	2,245,804	—	3,217,719
Pharmaceuticals	39,147,314	33,530,647	—	72,677,961
Professional Services	662,679	2,292,933	—	2,955,612
Real Estate Investment Trusts	54,786,804	24,647,136	71,433	79,505,373
Real Estate Management & Development	1,365,195	25,616,761	—	26,981,956
Road & Rail	5,412,667	4,284,757	—	9,697,424
Semiconductors & Semiconductor Equipment	14,372,465	2,492,128	—	16,864,593
Software	23,519,218	3,712,432	—	27,231,650
Specialty Retail	13,029,660	3,831,776	—	16,861,436
Textiles, Apparel & Luxury Goods	3,745,669	5,096,537	—	8,842,206
Thrifts & Mortgage Finance	382,126	—	—	382,126
Tobacco	12,873,113	7,125,409	—	19,998,522
Trading Companies & Distributors	1,213,196	5,298,258	—	6,511,454
Transportation Infrastructure	—	1,630,770	—	1,630,770
Water Utilities	—	547,120	—	547,120
Wireless Telecommunication Services	1,334,937	9,188,724	—	10,523,661
Total Common Stocks	669,795,206	429,317,605	71,433	1,099,184,244
Total U.S. Treasury & Government Agencies*	—	795,925,178	—	795,925,178
Total Foreign Bonds & Debt Securities*	—	120,887,113	—	120,887,113
Investment Company Securities	32,890,036	165,293	—	33,055,329
Total Preferred Stocks*	—	1,979,174	—	1,979,174
Total Right*	—	22,770	—	22,770
Total Warrant*	—	—	0	0
Short-Term Investments
Mutual Fund	119,896,806	—	—	119,896,806
Repurchase Agreement	—	1,199,556,000	—	1,199,556,000
U.S. Treasury	—	39,994,480	—	39,994,480
Total Short-Term Investments	119,896,806	1,239,550,480	—	1,359,447,286
Total Investments	$822,582,048	$2,587,847,613	$71,433	$3,410,501,094

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$936,913	$—	$936,913
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(2,741,115)	—	(2,741,115)
Total Forward Contracts	$—	$(1,804,202)	$—	$(1,804,202)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$19,230,203	$—	$—	$19,230,203
Futures Contracts (Unrealized Depreciation)	(1,390,833)	—	—	(1,390,833)
Total Futures Contracts	$17,839,370	$—	$—	$17,839,370

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-26

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$10,371,275	$—	$10,371,275
Total Swap Contracts	$—	$10,371,275	$—	$10,371,275

*	See Consolidated Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

Common Stocks in the amount of $95,988 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales	Transfers into Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation from investments still held at June 30, 2012
Common Stocks
Real Estate Investment Trusts	$—	$7,237	$11,365	$1,305	$(35,846)	$87,372	$71,433	$11,992
Warrants
Real Estate Investment Trusts	0	—	—	—	—	—	0	—

Total	$—	$7,237	$11,365	$1,305	$(35,846)	$87,372	$71,433	$11,992

Common Stocks in the amount of $87,372 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-27

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$2,209,283,359
Affiliated investments at value (c)(d)		1,661,735
Repurchase Agreement		1,199,556,000
Cash		5,229,851
Cash denominated in foreign currencies (e)		1,803,638
Receivable for investments sold		37,376,640
Receivable for shares sold		3,374,621
Net variation margin on futures contracts		11,072,722
Dividends receivable		2,328,291
Interest receivable		5,589,177
Swap interest receivable		979,174
Unrealized appreciation on forward foreign currency exchange contracts		936,913
Swaps at market value		10,371,275

Total Assets		3,489,563,396
Liabilities
Payables for:
Investments purchased	$2,280,151
Shares redeemed	18,098
Unrealized depreciation on forward foreign currency exchange contracts	2,741,115
Collateral for securities loaned	119,896,806
Swap interest	52,693
Accrued expenses:
Management fees	1,628,749
Distribution and service fees—Class B	661,569
Administration fees	8,366
Custodian and accounting fees	292,069
Deferred trustees’ fees	10,492
Other expenses	100,508

Total Liabilities		127,690,616

Net Assets		$3,361,872,780

Net Assets Represented by
Paid in surplus		$3,259,307,200
Accumulated net realized gain		9,820,519
Unrealized appreciation on investments, affiliated investments, futures contracts, swap contracts and foreign currency transactions		86,377,475
Undistributed net investment income		6,367,586

Net Assets		$3,361,872,780

Net Assets
Class B		$3,361,872,780
Capital Shares Outstanding*
Class B		332,607,996
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$10.11

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement and affiliated investments, was $2,149,165,360.
(b)	Includes securities loaned at value of $121,455,038.
(c)	Identified cost of affiliated investments was $1,796,400.
(d)	Includes securities loaned at value of $31.
(e)	Identified cost of cash denominated in foreign currencies was $1,799,599.

Consolidated^ Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$16,626,344
Interest (b)		5,249,680

Total investment income		21,876,024
Expenses
Management fees	$8,732,776
Administration fees	40,700
Custodian and accounting fees	541,824
Distribution and service fees—Class B	3,535,059
Audit and tax services	51,278
Legal	21,408
Trustees’ fees and expenses	17,113
Shareholder reporting	85,946
Insurance	593
Miscellaneous	6,108

Total expenses	13,032,805

Net Investment Income		8,843,219

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		17,473,276
Futures contracts		(19,050,509)
Swap contracts		26,872,017
Foreign currency transactions		(6,913,522)

Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		18,381,262

Net change in unrealized appreciation (depreciation) on:
Investments		45,888,758
Affiliated investments		(132,352)
Futures contracts		15,480,410
Swap contracts		8,357,256
Foreign currency transactions		(2,736,487)

Net change in unrealized appreciation on investments, affiliated investments, futures contracts, swap contracts and foreign currency transactions		66,857,585

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions		85,238,847

Net Increase in Net Assets From Operations		$94,082,066

(a)	Net of foreign withholding taxes of $888,995.
(b)	Includes net income on securities loaned of $159,295.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-28

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated^ Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011(a)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,843,219	$849,238
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	18,381,262	12,576,494
Net change in unrealized appreciation on investments, affiliated investments, futures contracts, swap contracts and foreign currency transactions	66,857,585	19,519,890

Net increase in net assets resulting from operations	94,082,066	32,945,622

Distributions to Shareholders
From net investment income
Class B	(3,105,250)	(8,921,540)
From net realized capital gains
Class B	(66,687)	(12,519,582)

Net decrease in net assets resulting from distributions	(3,171,937)	(21,441,122)

Net increase in net assets from capital share transactions	1,082,226,807	2,177,231,344

Net increase in net assets	1,173,136,936	2,188,735,844

Net Assets
Net assets at beginning of period	2,188,735,844	—

Net assets at end of period	$3,361,872,780	$2,188,735,844

Undistributed net investment income at end of period	$6,367,586	$629,617

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
	Shares	Value	Shares	Value
Class B
Sales	108,122,633	$1,087,119,827	223,466,237	$2,162,612,357
Reinvestments	312,506	3,171,937	2,217,282	21,441,122
Redemptions	(808,067)	(8,064,957)	(702,595)	(6,822,135)

Net increase	107,627,072	$1,082,226,807	224,980,924	$2,177,231,344

Increase derived from capital shares transactions		$1,082,226,807		$2,177,231,344

(a)	Commencement of operations was 5/2/2011.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-29

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Financial Highlights (Unaudited)

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$9.73		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.03		0.01
Net realized and unrealized gain (loss) on investments	0.36		(0.18	)(c)

Total from investment operations	0.39		(0.17)

Less Distributions
Distributions from net investment income	(0.01)		(0.04)
Distributions from net realized capital gains	(0.00	)(d)	(0.06)

Total distributions	(0.01)		(0.10)

Net Asset Value, End of Period	$10.11		$9.73

Total Return (%) (e)	3.91	(f)	(1.72	)(f)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.92	(g)	1.01	(g)
Ratio of net expenses to average net assets (%) (h)	0.92	(g)	0.97	(g)
Ratio of net investment income to average net assets (%)	0.63	(g)	0.13	(g)
Portfolio turnover rate (%)	19.6	(f)	15.3	(f)
Net assets, end of period (in millions)	$3,361.9		$2,188.7

(a)	Commencement of operations was 5/2/2011.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statement of Changes due to the timing of purchases and sales of Portfolio shares in relation to fluctuating market values during the period.
(d)	Distributions from net realized capital gains were less than $0.01.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(f)	Periods less than one year are not computed on an annualized basis.
(g)	Computed on an annualized basis.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-30

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is AllianceBernstein Global Dynamic Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AllianceBernstein Global Dynamic Allocation Portfolio

The Portfolio may invest up to 10% of its total assets in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd. which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Generally, the Subsidiary invests primarily in commodity derivatives, exchange traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AllianceBernstein L.P. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and the Financial Highlights of the Portfolio includes the account of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

A summary of the Portfolio’s investment in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2012	% of Total Assets at June 30, 2012
AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.	5/2/2012	$48,170,429	1.4%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

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The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The

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pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, passive foreign investment companies (PFICs), contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve

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Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

4. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with AllianceBernstein L.P. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$8,732,776	0.700%	First $250 Million
	0.650%	$250 Million to $500 Million
	0.625%	$500 Million to $1 Billion
	0.600%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B
1.20%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

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5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$257,296,590	$657,833,453	$4,860,000	$363,587,009

6. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

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Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rate risk. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Consolidated Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Consolidated Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Consolidated Statement of Operations.

Total Return Swaps: Total return swap contracts involve commitments to pay interest in exchange for a market-linked return both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts*	$336,051	Unrealized depreciation on futures contracts*	$1,390,833
Equity	Swaps at market value	2,552,663
	Unrealized appreciation on futures contracts*	18,894,152
Commodity	Swaps at market value	7,818,612
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	936,913	Unrealized depreciation on forward foreign currency exchange contracts	2,741,115

Total		$30,538,391		$4,131,948

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Investments (a)	$—	$(2,637,338)	$—	$—	$(2,637,338)
Foreign currency transactions	—	—	—	(4,189,935)	(4,189,935)
Futures contracts	497,304	(19,547,813)	—	—	(19,050,509)
Swap contracts	32,089,376	1,235,884	(6,453,243)	—	26,872,017

	$32,586,680	$(20,949,267)	$(6,453,243)	$(4,189,935)	$994,235

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Investments (a)	$—	$2,275,300	$—	$—	$2,275,300
Foreign currency transactions	—	—	—	(2,957,803)	(2,957,803)
Futures contracts	(2,190,514)	17,670,924	—	—	15,480,410
Swap contracts	(1,256,838)	1,795,482	7,818,612	—	8,357,256

	$(3,447,352)	$21,741,706	$7,818,612	$(2,957,803)	$23,155,163

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(b)
Investments (a)	$436,850
Forward foreign currency transactions	788,593,116
Futures contracts long	101,590,825
Futures contracts short	(18,825,025)
Swap contracts	807,680,344

(a)	Includes options purchased which are part of investments as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments as shown in the Consolidated Statement of Operations.

(b)	Averages are based on activity levels during 2012.

7. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/14/2012	Goldman Sachs International	23,830,000	AUD	$24,226,109	$24,094,274	$131,835
9/14/2012	BNP Paribas S.A.	12,429,000	CHF	13,119,096	12,975,028	144,068
8/3/2012	State Street Bank and Trust	296,658	EUR	375,512	369,988	5,524
9/14/2012	Bank of America N.A.	10,170,000	EUR	12,879,021	12,895,560	(16,539)
9/14/2012	Bank of America N.A.	11,022,000	EUR	13,957,970	13,975,896	(17,926)
9/14/2012	UBS AG	3,611,000	EUR	4,572,875	4,684,615	(111,740)
9/14/2012	Credit Suisse London	314,000	GBP	491,677	493,476	(1,799)
9/14/2012	Credit Suisse London	25,922,000	GBP	40,589,956	40,738,497	(148,541)
9/14/2012	State Street Bank and Trust	5,513,000	GBP	8,632,529	8,895,335	(262,806)
9/14/2012	Barclays Bank plc	2,353,492,000	JPY	29,472,013	29,696,123	(224,110)
9/14/2012	Credit Suisse London	4,456,275,968	JPY	5,580,442	6,079,028	(498,586)
9/14/2012	UBS AG	35,611,000	SEK	5,134,443	4,999,523	134,920

Net Unrealized Depreciation						$(865,700)

MIST-38

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/19/2012	Standard Chartered Bank	1,531,206	AUD	$1,564,814	$1,503,492	$(61,322)
9/14/2012	Goldman Sachs International	28,717,000	AUD	29,194,341	28,215,314	(979,027)
9/14/2012	Westpac Banking Corp.	12,797,000	AUD	13,009,715	12,908,206	(101,509)
8/10/2012	Deutsche Bank AG London	2,599,274	CAD	2,550,935	2,534,789	(16,146)
9/14/2012	Royal Bank of Canada	7,679,000	CAD	7,530,321	7,436,136	(94,185)
9/14/2012	Bank of America N.A.	8,184,000	CHF	8,638,401	8,653,175	14,774
7/12/2012	UBS AG	6,167,446	DKK	1,050,045	1,060,375	10,330
8/3/2012	Deutsche Bank AG London	315,725	EUR	399,647	394,746	(4,901)
8/3/2012	UBS AG	38,125,458	EUR	48,259,556	48,224,892	(34,664)
9/14/2012	Citibank N.A.	5,768,000	EUR	7,304,443	7,319,453	15,010
9/14/2012	UBS AG	5,254,000	EUR	6,653,527	6,697,915	44,388
9/14/2012	UBS AG	3,611,000	EUR	4,572,875	4,603,382	30,507
8/3/2012	Deutsche Bank AG London	6,760,436	GBP	10,587,053	10,616,724	29,671
8/3/2012	HSBC Bank USA	225,757	GBP	353,542	351,982	(1,560)
9/14/2012	Deutsche Bank AG London	5,513,000	GBP	8,632,529	8,541,456	(91,073)
9/14/2012	HSBC Bank USA	314,000	GBP	491,677	486,518	(5,159)
8/8/2012	Standard Chartered Bank	4,356,368,485	JPY	54,526,565	54,882,691	356,126
9/14/2012	Deutsche Bank AG London	287,858,000	JPY	3,604,752	3,624,512	19,760
7/26/2012	Royal Bank of Scotland plc	14,048,338	MXN	1,050,755	997,503	(53,252)
7/19/2012	Citibank N.A.	555,672	PLN	166,458	160,687	(5,771)
7/12/2012	Royal Bank of Scotland plc	1,426,394	SEK	206,134	199,373	(6,761)
7/19/2012	State Street Bank and Trust	1,267,159	ZAR	154,633	150,895	(3,738)

Net Unrealized Depreciation						$(938,502)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

8. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	Australian Securities Exchange	9/20/2012	378	$39,205,875	$39,239,591	$33,716
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	9/17/2012	8	1,026,073	1,027,247	1,174
Canada Government Bond 10 Year Futures	Euronext Paris Monep	9/19/2012	18	2,419,375	2,447,795	28,420
Euro Stoxx 50 Index Futures	Eurex Deutschland	9/21/2012	2,989	81,706,953	85,297,114	3,590,161
FTSE 100 Index Futures	NYSE Euronext Liffe	9/21/2012	1,056	88,960,796	91,342,442	2,381,646
German Euro Bobl Futures	Eurex Deutschland	9/6/2012	74	11,853,208	11,789,213	(63,995)
German Euro Bund Futures	Eurex Deutschland	9/6/2012	112	20,367,697	19,970,590	(397,107)
German Euro Buxl Futures	Eurex Deutschland	9/6/2012	52	9,370,746	8,616,632	(754,114)
German Euro Schatz Futures	Eurex Deutschland	9/6/2012	3	420,524	419,494	(1,030)
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	7/30/2012	130	15,825,231	16,295,349	470,118
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	9/10/2012	47	84,298,630	84,486,520	187,890

MIST-39

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
MSCI EAFE E Mini Index Futures	New York Mercantile Exchange-Energy Markets	9/21/2012	28	$1,965,900	$1,993,320	$27,420
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	9/21/2012	45	3,400,509	3,579,300	178,791
S&P 500 E-Mini Index Futures	CME Index & Options Market	9/21/2012	1,184	77,668,249	80,298,880	2,630,631
S&P Midcap 400 E-Mini Index Futures	CME Index & Options Market	9/21/2012	777	71,236,450	72,999,150	1,762,700
Topix Index Futures	Tokyo Stock Exchange	9/14/2012	904	79,148,692	86,967,661	7,818,969
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	9/26/2012	117	21,709,969	21,825,678	115,709

Net Unrealized Appreciation						$18,011,099

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	9/19/2012	(123)	$(16,304,281)	$(16,405,125)	$(100,844)
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	9/28/2012	(31)	(6,828,670)	(6,825,812)	2,858
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	9/28/2012	(54)	(6,682,096)	(6,694,313)	(12,217)
Ultra Long-Term U.S. Treasury Bond Futures	Chicago Board of Trade	9/19/2012	(46)	(7,613,287)	(7,674,813)	(61,526)

Net Unrealized Depreciation						$(171,729)

9. Swap Agreements

Open interest rate swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	USD 3 ML	1.774%	07/03/2022	Credit Suisse International	827,000,000	USD	$—	$—	$—

Open equity total return swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	N/A	9/17/2012	JPMorgan Chase Bank, N.A.	Dow Jones-UBS Commodity Index 2 month Forward	(64,100,040)	USD	$3,626,199	$—	$3,626,199
Receive	N/A	9/17/2012	JPMorgan Chase Bank, N.A.	Dow Jones-UBS Commodity Index 2 month Forward	(87,074,914)	USD	4,192,413	—	4,192,413
Pay	USD 1ML	2/15/2013	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	(66,874,847)	USD	2,414,647	—	2,414,647
Pay	USD 1ML	3/15/2013	JPMorgan Chase Bank, N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	(3,822,424)	USD	138,016	—	138,016

Totals							$10,371,275	$—	$10,371,275

10. Transactions in Securities of Affiliated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

Security Description	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012	Realized Gain on shares sold	Income For Period Ended June 30, 2012
MetLife, Inc.	34,265	19,600	—	53,865	$—	$—

MIST-40

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

11. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

12. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

13. Income Tax Information

The tax character of distributions paid for the period ended December 31, 2011 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
$16,964,236	$4,476,886	$21,441,122

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Deferral	Total
$3,155,565	$—	$8,811,648	$(306,088)	$11,661,125

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

14. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-41

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-42

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-43

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust American Funds® Balanced Allocation Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B and C shares of the American Funds Balanced Allocation Portfolio returned 6.22% and 6.03%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors—such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds for the full period. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by the MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The American Funds Balanced Allocation Portfolio invested all of its assets in funds of the American Funds Insurance Series (AFIS) during the first six months of 2012 to maintain a broad asset allocation of approximately 35% to fixed income and 65% to equities. While the Portfolio does not have a formal asset class goal for cash, it did hold a cumulative cash position of about 9.0% through its underlying portfolios. This residual cash position helped in the second quarter when markets declined, but hurt it during the first quarter market rally. The Portfolio’s modest tilt toward growth style equities had a positive impact on performance during the period. The inclusion of emerging market and small cap foreign stocks also helped performance as these segments did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. The Portfolio was also helped by overall strong security selection by most of the individual underlying portfolios.

On both a relative and absolute basis, the equity underlying portfolios contributed to overall performance during the six-month period. While both the AFIS Growth Income Fund and the AFIS Growth Fund had a positive overall impact on relative performance for the full period, their quarter by quarter performance differed. The AFIS Growth-Income Fund held up better in the more volatile second quarter when socks fell sharply in May, while the AFIS Growth Fund participated fully in the first quarter stock market rally. The AFIS Growth-Income Fund benefitted from good security selection in the Consumer Discretionary sector. In particular, it owned media companies Comcast and Time Warner and retailer Home Depot. The AFIS Growth Fund’s performance was driven by good security selection during the robust first quarter within the more economic sensitive sectors such as Consumer Discretionary. Not surprisingly, its strongest performing stocks from the first quarter generally underperformed the index during the second quarter. Exercise clothing retailer Lululemon Atheletica and casual restaurant chain Chipotle Mexican Grill were examples of holdings that contributed in the first quarter, but detracted in the second half of the period. The AFIS International Fund also contributed to relative performance. It was helped by its country weightings—inclusion of non-index emerging market countries South Korea, China, and Mexico—and good overall security selection. It owned Korean electronic goods manufacturer Samsung Electronics.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

AMERICAN FUNDS® BALANCED ALLOCATION PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
American Funds® Balanced Allocation Portfolio
Class B	6.22	0.02	1.85
Class C	6.03	-0.30	1.53
Dow Jones Moderate Index[1]	4.82	0.68	2.99

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B and Class C shares is 4/28/2008. Index returns are based on an inception date of 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
American Funds Growth-Income Fund (Class 1)	35.7
American Funds Growth Fund (Class 1)	20.8
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1)	12.9
American Funds Bond Fund (Class 1)	10.0
American Funds International Fund (Class 1)	7.8
American Funds High-Income Bond Fund (Class 1)	5.0
American Funds New World Fund (Class 1)	2.9
American Funds Global Small Capitalization Fund (Class 1)	2.9
American Funds Global Bond Fund (Class 1)	2.0

MIST-2

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds® Balanced Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B(a)	Actual	0.51%	$1,000.00	$1,062.20	$2.61
	Hypothetical*	0.51%	$1,000.00	$1,022.33	$2.56

Class C(a)	Actual	0.81%	$1,000.00	$1,060.30	$4.15
	Hypothetical*	0.81%	$1,000.00	$1,020.84	$4.07

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-3

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.0%
American Funds Bond Fund (Class 1) (a)	37,580,329	$423,906,107
American Funds Global Bond Fund (Class 1) (a)	7,031,262	85,078,275
American Funds Global Small Capitalization Fund (Class 1) (a)	6,845,491	124,314,109
American Funds Growth Fund (Class 1) (a)	15,719,441	883,904,177
American Funds Growth-Income Fund (Class 1) (a)	42,086,938	1,515,129,753
American Funds High-Income Bond Fund (Class 1) (a)	19,272,591	212,769,408
American Funds International Fund (Class 1) (a)	20,936,250	332,677,012
American Funds New World Fund (Class 1) (a)	6,082,317	125,174,092

Investment Company Securities—(Continued)
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)	43,028,216	$550,330,877

Total Mutual Funds (Cost $3,756,893,709)		4,253,283,810

Total Investments—100.0% (Cost $3,756,893,709#)		4,253,283,810
Other assets and liabilities (net)—0.0%		(2,096,918)

Net Assets—100.0%		$4,251,186,892

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $3,756,893,709. The aggregate unrealized appreciation and depreciation of investments were $499,741,838 and $(3,351,737), respectively, resulting in net unrealized appreciation of $496,390,101 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series. (See Note 7 of the Notes to Financial Statements for a summary of transactions in securities of Underlying Portfolios.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,253,283,810	$—	$—	$4,253,283,810
Total Investments	$4,253,283,810	$—	$—	$4,253,283,810

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$4,253,283,810
Receivable for investments sold		186,626
Receivable for shares sold		443,840
Other assets		52,832

Total Assets		4,253,967,108
Liabilities
Payables for:
Investments purchased	$11,260
Shares redeemed	619,207
Accrued expenses:
Management fees	201,922
Distribution and service fees—Class B	495
Distribution and service fees—Class C	1,881,934
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	26,486

Total Liabilities		2,780,216

Net Assets		$4,251,186,892

Net assets represented by
Paid in surplus		$3,743,125,844
Accumulated net realized gain		7,490,816
Unrealized appreciation on affiliated investments		496,390,101
Undistributed net investment income		4,180,131

Net Assets		$4,251,186,892

Net Assets
Class B		$2,479,091
Class C		4,248,707,801
Capital Shares Outstanding*
Class B		252,768
Class C		435,631,688
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$9.81
Class C		9.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $3,756,893,709.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$17,341,536

Total investment income		17,341,536

Expenses
Management fees	$1,254,185
Administration fees	11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class B	2,933
Distribution and service fees—Class C	11,738,356
Audit and tax services	16,930
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	44,780
Insurance	7,137
Miscellaneous	10,920

Total expenses	13,136,145

Net Investment Income		4,205,391

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		26,755,971
Capital gain distributions from Affiliated Underlying Portfolios		16,381,481

Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios		43,137,452

Net change in unrealized appreciation on affiliated investments		197,610,517

Net realized and unrealized gain on affiliated investments		240,747,969

Net Increase in Net Assets From Operations		$244,953,360

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$4,205,391	$64,704,750
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	43,137,452	53,816,420
Net change in unrealized appreciation (depreciation) on affiliated investments	197,610,517	(219,705,025)

Net increase (decrease) in net assets resulting from operations	244,953,360	(101,183,855)

Distributions to Shareholders
From net investment income
Class B	(48,076)	(25,798)
Class C	(73,001,962)	(50,842,682)
From net realized capital gains
Class B	(24,476)	(962)
Class C	(44,300,244)	(2,238,552)

Net decrease in net assets resulting from distributions	(117,374,758)	(53,107,994)

Net increase in net assets from capital share transactions	42,054,243	665,683,054

Net Increase in Net Assets	169,632,845	511,391,205

Net Assets
Net assets at beginning of period	4,081,554,047	3,570,162,842

Net assets at end of period	$4,251,186,892	$4,081,554,047

Undistributed net investment income at end of period	$4,180,131	$73,024,778

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class B
Sales	37,713	$376,998	87,371	$848,438
Reinvestments	7,291	72,552	2,642	26,760
Redemptions	(8,756)	(87,458)	(25,344)	(242,627)

Net increase	36,248	$362,092	64,669	$632,571

Class C
Sales	8,943,196	$88,901,790	85,893,691	$850,406,983
Reinvestments	11,848,708	117,302,206	5,265,995	53,081,234
Redemptions	(16,648,508)	(164,511,845)	(24,661,285)	(238,437,734)

Net increase	4,143,396	$41,692,151	66,498,401	$665,050,483

Increase derived from capital shares transactions		$42,054,243		$665,683,054

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Financial Highlights (Unaudited)

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009	2008(a)
Net Asset Value, Beginning of Period	$9.52		$9.84	$8.87		$6.82	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.03		0.20	0.22		0.24	0.08
Net realized and unrealized gain (loss) on investments	0.56		(0.36)	0.87		1.81	(3.00)

Total from investment operations	0.59		(0.16)	1.09		2.05	(2.92)

Less Distributions
Distributions from net investment income	(0.20)		(0.15)	(0.12)		0.00	(0.26)
Distributions from net realized capital gains	(0.10)		(0.01)	(0.00	)(c)	0.00	(0.00	)(c)

Total distributions	(0.30)		(0.16)	(0.12)		0.00	(0.26)

Net Asset Value, End of Period	$9.81		$9.52	$9.84		$8.87	$6.82

Total Return (%) (j)	6.22	(d)	(1.79)	12.40		30.06	(29.20	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)(g)	0.32	(e)	0.32	0.33		0.36	0.78	(e)
Ratio of net expenses to average net assets (%) (g)(h)	0.32	(e)	0.32	0.33		0.35	0.35	(e)
Ratio of net investment income to average net assets (%) (i)	0.59	(e)	2.06	2.38		2.99	1.32	(e)
Portfolio turnover rate (%)	1.3	(d)	7.2	6.4		5.9	12.1	(d)
Net assets, end of period (in millions)	$2.5		$2.1	$1.5		$0.6	$0.1

	Class C
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009	2008(a)
Net Asset Value, Beginning of Period	$9.45		$9.78	$8.82		$6.82	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.01		0.16	0.17		0.17	0.36
Net realized and unrealized gain (loss) on investments	0.56		(0.36)	0.89		1.83	(3.28)

Total from investment operations	0.57		(0.20)	1.06		2.00	(2.92)

Less Distributions
Distributions from net investment income	(0.17)		(0.12)	(0.10)		0.00	(0.26)
Distributions from net realized capital gains	(0.10)		(0.01)	(0.00	)(c)	0.00	(0.00	)(c)

Total distributions	(0.27)		(0.13)	(0.10)		0.00	(0.26)

Net Asset Value, End of Period	$9.75		$9.45	$9.78		$8.82	$6.82

Total Return (%) (j)	6.03	(d)	(2.13)	12.16		29.33	(29.20	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)(g)	0.62	(e)	0.62	0.63		0.66	0.70	(e)
Ratio of net expenses to average net assets (%) (g)(h)	0.62	(e)	0.62	0.63		0.65	0.65	(e)
Ratio of net investment income to average net assets (%) (i)	0.20	(e)	1.60	1.85		2.19	6.70	(e)
Portfolio turnover rate (%)	1.3	(d)	7.2	6.4		5.9	12.1	(d)
Net assets, end of period (in millions)	$4,248.7		$4,079.5	$3,568.7		$1,998.3	$545.4

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net realized capital gains were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(i)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(j)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Balanced Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B and C Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as Net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from underlying portfolios, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-8

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,254,185	0.100%	First $500 Million
	0.075%	$500 Million to $1 Billion
	0.050%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00% respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class C Shares with respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio attributable to its Class B and Class C Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and services fees in the Statement of Operations.

Under the terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$55,383,254	$—	$110,213,732

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open

MIST-9

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
American Funds Bond Fund*	38,505,387	483,332	(1,408,390)	37,580,329
American Funds Global Bond Fund*	7,007,356	169,310	(145,404)	7,031,262
American Funds Global Small Capitalization Fund*	6,813,049	123,132	(90,690)	6,845,491
American Funds Growth Fund*	15,958,063	65,478	(304,100)	15,719,441
American Funds Growth-Income Fund*	43,140,269	148,389	(1,201,720)	42,086,938
American Funds High-Income Bond Fund*	19,958,752	273,717	(959,878)	19,272,591
American Funds International Fund*	20,687,935	308,687	(60,372)	20,936,250
American Funds New World Fund*	5,978,715	129,240	(25,638)	6,082,317
American Funds U.S. Government/AAA - Rated Securities Fund*	42,326,492	2,033,358	(1,331,634)	43,028,216

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividends from Underlying Portfolios	Ending Value as of June 30, 2012
American Funds Bond Fund	$2,314,364	$—	$2,181,007	$423,906,107
American Funds Global Bond Fund	233,485	762,548	748,684	85,078,275
American Funds Global Small Capitalization Fund	707,367	—	1,574,699	124,314,109
American Funds Growth Fund	7,075,701	—	2,726,764	883,904,177
American Funds Growth-Income Fund	12,020,815	—	5,255,656	1,515,129,753
American Funds High-Income Bond Fund	3,001,508	—	2,947,817	212,769,408
American Funds International Fund	214,457	—	313,732	332,677,012
American Funds New World Fund	79,965	—	127,593	125,174,092
American Funds U.S. Government/AAA - Rated Securities Fund	1,108,309	15,618,933	1,465,584	550,330,877

	$26,755,971	$16,381,481	$17,341,536	$4,253,283,810

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$50,868,480	$27,956,598	$2,239,514	$668,475	$53,107,994	$28,625,073

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$73,049,845	$44,324,555	$263,133,112	$—	$380,507,512

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained

MIST-10

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforward.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-11

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-12

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-13

Simplify your life…

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Met Investors Series Trust American Funds® Bond Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

American Funds® Bond Portfolio

For the six months ended June 30, 2012, the Portfolio had a return of 2.83% for Class C versus 2.37% for its benchmark, the Barclays U.S. Aggregate Bond Index1.

AMERICAN FUNDS® BOND PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. BARCLAYS U.S. AGGREGATE BOND INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year[3]	10 Year[3]
American Funds® Bond Portfolio
Class C	2.83	6.31	3.45	4.87
Barclays U.S. Aggregate Bond Index[1]	2.37	7.47	6.79	5.63

1 The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, the five year and ten year returns disclosed in the table above are based on the performance of the Master Fund adjusted to reflect for the Portfolio’s expenses. Similarly, the historical performance shown in the line graph above for periods prior to April 28, 2008 is the performance of the Master Fund, adjusted to reflect the Portfolio’s expenses.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

MIST-1

Met Investors Series Trust

American Funds® Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds® Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class C(a)	Actual	0.78%	$1,000.00	$1,028.30	$3.93
	Hypothetical*	0.78%	$1,000.00	$1,020.99	$3.92

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Master Fund in which it invests.

MIST-2

Met Investors Series Trust

American Funds® Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Bond Fund (Class 1) (a) (Cost—$461,036,711)	43,240,004	$487,747,241
Total Investments—100.1% (Cost $461,036,711#)		487,747,241
Other assets and liabilities (net)—(0.1)%		(322,833)

Net Assets—100.0%		$487,424,408

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $461,036,711. The aggregate and net unrealized appreciation of investments was $26,710,530 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$487,747,241	$—	$—	$487,747,241
Total Investments	$487,747,241	$—	$—	$487,747,241

See accompanying notes to financial statements.

MIST-3

Met Investors Series Trust

American Funds® Bond Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$487,747,241
Receivable for investments sold		97,008
Receivable for shares sold		40,151

Total Assets		487,884,400
Liabilities
Payables for:
Shares redeemed	$137,159
Accrued expenses:
Distribution and service fees—Class C	221,404
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	62,517

Total Liabilities		459,992

Net Assets		$487,424,408

Net assets represented by
Paid in surplus		$455,425,218
Accumulated net realized gain		4,248,675
Unrealized appreciation on affiliated investments		26,710,530
Undistributed net investment income		1,039,985

Net Assets		$487,424,408

Net Assets
Class C		$487,424,408
Capital Shares Outstanding*
Class C		47,173,496
Net Asset Value, Offering Price and Redemption Price Per Share
Class C		$10.33

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $461,036,711.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Master Fund		$2,507,603

Total investment income		2,507,603
Expenses
Administration fees	$11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class C	1,336,376
Audit and tax services	16,930
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	23,718
Insurance	3,601
Miscellaneous	1,017

Total expenses	1,442,546

Net Investment Income		1,065,057

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on affiliated investments		4,578,048
Net change in unrealized appreciation on affiliated investments		8,103,846

Net realized and unrealized gain on affiliated investments		12,681,894

Net Increase in Net Assets From Operations		$13,746,951

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

American Funds® Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,065,057	$12,490,414
Net realized gain on affiliated investments	4,578,048	2,347,333
Net change in unrealized appreciation on affiliated investments	8,103,846	10,524,418

Net increase in net assets resulting from operations	13,746,951	25,362,165

Distributions to Shareholders
From net investment income
Class C	(12,499,181)	(9,384,282)
From net realized capital gains
Class C	(2,428,856)	(599)

Net decrease in net assets resulting from distributions	(14,928,037)	(9,384,881)

Net increase in net assets from capital share transactions	16,522,452	82,412,435

Net Increase in Net Assets	15,341,366	98,389,719

Net Assets
Net assets at beginning of period	472,083,042	373,693,323

Net assets at end of period	$487,424,408	$472,083,042

Undistributed net investment income at end of period	$1,039,985	$12,474,109

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class C
Sales	4,660,664	$48,582,049	15,112,842	$152,560,059
Reinvestments	1,457,816	14,928,037	947,968	9,384,881
Redemptions	(4,518,959)	(46,987,634)	(7,823,489)	(79,532,505)

Net increase	1,599,521	$16,522,452	8,237,321	$82,412,435

Increase derived from capital shares transactions		$16,522,452		$82,412,435

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

American Funds® Bond Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010	2009		2008(a)
Net Asset Value, Beginning of Period	$10.36		$10.01		$9.62	$8.58		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.02		0.29		0.33	0.41		0.87
Net realized and unrealized gain (loss) on investments	0.27		0.28		0.25	0.63		(1.83)

Total from investment operations	0.29		0.57		0.58	1.04		(0.96)

Less Distributions
Distributions from net investment income	(0.27)		(0.22)		(0.19)	0.00	(c)	(0.46)
Distributions from net realized capital gains	(0.05)		(0.00	)(d)	0.00	0.00		0.00

Total distributions	(0.32)		(0.22)		(0.19)	0.00	(c)	(0.46)

Net Asset Value, End of Period	$10.33		$10.36		$10.01	$9.62		$8.58

Total Return (%) (e)	2.83	(f)	5.79		6.10	12.12		(9.61	)(f)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.59	(g)	0.59		0.65	0.69		1.05	(g)
Ratio of net expenses to average net assets (%) (h)	0.59	(g)	0.59		0.65	0.65		0.65	(g)
Ratio of net investment income to average net assets (%)	0.44	(g)	2.81		3.34	4.42		13.82	(g)
Portfolio turnover rate (%)	5.9	(f)	8.0		2.1	0.5		6.3	(f)
Net assets, end of period (in millions)	$487.4		$472.1		$373.7	$191.4		$36.1

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net investment income were less than $0.01.
(d)	Distributions from net realized capital gains were less than $0.01.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(f)	Periods less than one year are not computed on an annualized basis.
(g)	Computed on an annualized basis.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

American Funds® Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Bond Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class C Shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the Bond Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund accompany the Portfolio’s financial statements and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2012, the Portfolio owned approximately 5.38% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser is an affiliate of MetLife. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.550%	ALL

MIST-7

Met Investors Series Trust

American Funds® Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average daily net assets of the Portfolio attributable to its Class C Shares with respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio attributable to its Class C Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment in the Master Fund for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$31,453,084	$—	$28,758,578

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Master Fund to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Master Fund in which it invests.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$9,384,282	$4,626,851	$599	$—	$9,384,881	$4,626,851

MIST-8

Met Investors Series Trust

American Funds® Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$12,499,176	$2,428,844	$18,277,323	$—	$33,205,343

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-9

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-10

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-11

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust American Funds® Growth Allocation Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B and C shares of the American Funds Growth Allocation Portfolio returned 7.08% and 7.00%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Aggressive Index1, returned 5.90% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors—such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds for the full period. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by the MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The American Funds Growth Allocation Portfolio invested all of its assets in funds of the American Funds Insurance Series (AFIS) during the first six months of 2012 to maintain a broad asset allocation of approximately 15% to fixed income and 85% to equities. While the Portfolio does not have a formal asset class goal for cash, it did hold a cumulative cash position of about 9.0% through its underlying portfolios. This residual cash position helped in the second quarter when markets decline, but hurt it during the first quarter market rally. The Portfolio’s modest tilt toward growth style equities had a positive impact on performance during the period. The inclusion of emerging market and small cap foreign stocks also helped performance as these segments did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. The Portfolio was also helped by overall strong security selection by most of the individual underlying portfolios.

On both a relative and absolute basis, the equity underlying portfolios contributed to overall performance during the six-month period. While both the AFIS Growth Income Fund and the AFIS Growth Fund had a positive overall impact on relative performance for the full period, their quarter by quarter performance differed. The AFIS Growth Income Fund held up better in the more volatile second quarter when socks fell sharply in May, while the AFIS Growth Fund participated fully in the first quarter stock market rally. The AFIS Growth Income Fund benefitted from good security selection in the Consumer Discretionary sector. In particular, it owned media companies Comcast and Time Warner and retailer Home Depot. The AFIS Growth Fund’s performance was driven by good security selection during the robust first quarter within the more economic sensitive sectors such as Consumer Discretionary. Not surprisingly, its strongest performing stocks from the first quarter generally underperformed the index during the second quarter. Exercise clothing retailer Lululemon Atheletica and casual restaurant chain Chipotle Mexican Grill were examples of holdings that contributed in the first quarter, but detracted in the second half of the period. The AFIS International Fund also contributed to relative performance. It was helped by its country weightings—inclusion of non-index emerging market countries South Korea, China, and Mexico—and good overall security selection. It owned Korean electronic goods manufacturer Samsung Electronics.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

AMERICAN FUNDS® GROWTH ALLOCATION PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES MODERATELY AGGRESSIVE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
American Funds® Growth Allocation Portfolio
Class B	7.08	-2.05	0.24
Class C	7.00	-2.29	-0.10
Dow Jones Moderately Aggressive Index[1]	5.90	-1.71	1.97

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderately Aggressive Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of the combination will have 80% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B and Class C shares is 4/28/2008. Index returns are based on an inception date of 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less that their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
American Funds Growth-Income Fund (Class 1)	41.7
American Funds Growth Fund (Class 1)	30.0
American Funds International Fund (Class 1)	10.7
American Funds New World Fund (Class 1)	3.9
American Funds Global Small Capitalization Fund (Class 1)	3.9
American Funds High-Income Bond Fund (Class 1)	3.0
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	3.0
American Funds Bond Fund (Class 1)	2.9
American Funds Global Bond Fund (Class 1)	1.0

MIST-2

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds® Growth Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B(a)	Actual	0.52%	$1,000.00	$1,070.80	$2.68
	Hypothetical*	0.52%	$1,000.00	$1,022.28	$2.61

Class C(a)	Actual	0.82%	$1,000.00	$1,070.00	$4.22
	Hypothetical*	0.82%	$1,000.00	$1,020.79	$4.12

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-3

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	6,087,336	$68,665,152
American Funds Global Bond Fund (Class 1) (a)	1,903,744	23,035,308
American Funds Global Small Capitalization Fund (Class 1) (a)	5,042,217	91,566,660
American Funds Growth Fund (Class 1) (a)	12,462,656	700,775,140
American Funds Growth-Income Fund (Class 1) (a)	27,076,723	974,762,014
American Funds High-Income Bond Fund (Class 1) (a)	6,306,271	69,621,235
American Funds International Fund (Class 1) (a)	15,809,850	251,218,522
American Funds New World Fund (Class 1) (a)	4,450,341	91,588,014

Investment Company Securities—(Continued)
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1) (a)	5,379,431	$68,802,921

Total Mutual Funds (Cost $1,825,715,379)		2,340,034,966

Total Investments—100.1% (Cost $1,825,715,379#)		2,340,034,966
Other assets and liabilities (net)—(0.1)%		(1,195,937)

Net Assets—100.0%		$2,338,839,029

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,825,715,379. The aggregate and net unrealized appreciation of investments was $514,319,587 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series. (See Note 7 of the Notes to Financial Statements for a summary of transactions in securities of Underlying Portfolios.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,340,034,966	$—	$—	$2,340,034,966
Total Investments	$2,340,034,966	$—	$—	$2,340,034,966

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$2,340,034,966
Receivable for investments sold		601,226
Receivable for shares sold		395,110

Total Assets		2,341,031,302
Liabilities
Payables for:
Investments purchased	$5,012
Shares redeemed	991,323
Accrued expenses:
Management fees	124,249
Distribution and service fees—Class B	1,593
Distribution and service fees—Class C	1,025,125
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	6,059

Total Liabilities		2,192,273

Net Assets		$2,338,839,029

Net assets represented by
Paid in surplus		$1,900,218,246
Accumulated net realized loss		(77,007,336)
Unrealized appreciation on affiliated investments		514,319,587
Undistributed net investment income		1,308,532

Net Assets		$2,338,839,029

Net Assets
Class B		$8,048,090
Class C		2,330,790,939
Capital Shares Outstanding*
Class B		866,790
Class C		252,455,781
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$9.28
Class C		9.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,825,715,379.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$8,717,825

Total investment income		8,717,825

Expenses
Management fees	$777,889
Administration fees	11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class B	9,465
Distribution and service fees—Class C	6,484,730
Audit and tax services	16,930
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	22,805
Insurance	2,119
Miscellaneous	8,251

Total expenses	7,383,093

Net Investment Income		1,334,732

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		5,998,375
Capital gain distributions from Affiliated Underlying Portfolios		2,130,716

Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios		8,129,091

Net change in unrealized appreciation on affiliated investments		147,759,115

Net realized and unrealized gain on affiliated investments		155,888,206

Net Increase in Net Assets From Operations		$157,222,938

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,334,732	$27,716,054
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	8,129,091	9,346,127
Net change in unrealized appreciation (depreciation) on affiliated investments	147,759,115	(152,537,054)

Net increase (decrease) in net assets resulting from operations	157,222,938	(115,474,873)

Distributions to Shareholders
From net investment income
Class B	(118,594)	(81,239)
Class C	(28,747,814)	(26,206,292)

Net decrease in net assets resulting from distributions	(28,866,408)	(26,287,531)

Net increase (decrease) in net assets from capital share transactions	(33,594,887)	20,296,547

Net Increase (Decrease) in net assets	94,761,643	(121,465,857)

Net Assets
Net assets at beginning of period	2,244,077,386	2,365,543,243

Net assets at end of period	$2,338,839,029	$2,244,077,386

Undistributed net investment income at end of period	$1,308,532	$28,840,208

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class B
Sales	108,864	$1,015,485	243,308	$2,217,557
Reinvestments	12,484	118,594	8,384	81,239
Redemptions	(28,180)	(262,439)	(25,318)	(232,445)

Net increase	93,168	$871,640	226,374	$2,066,351

Class C
Sales	7,612,415	$71,027,438	29,807,550	$276,740,361
Reinvestments	3,042,097	28,747,814	2,718,495	26,206,292
Redemptions	(14,428,955)	(134,241,779)	(31,145,935)	(284,716,457)

Net increase (decrease)	(3,774,443)	$(34,466,527)	1,380,110	$18,230,196

Increase (decrease) derived from capital shares transactions		$(33,594,887)		$20,296,547

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008(a)
Net Asset Value, Beginning of Period	$8.80		$9.33	$8.29	$6.17		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.02		0.16	0.16	0.13		0.14
Net realized and unrealized gain (loss) on investments	0.61		(0.56)	0.98	1.99		(3.69)

Total from investment operations	0.63		(0.40)	1.14	2.12		(3.55)

Less Distributions
Distributions from net investment income	(0.15)		(0.13)	(0.10)	(0.00	)(c)	(0.28)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00		(0.00	)(d)

Total distributions	(0.15)		(0.13)	(0.10)	(0.00	)(c)	(0.28)

Net Asset Value, End of Period	$9.28		$8.80	$9.33	$8.29		$6.17

Total Return (%) (k)	7.08	(e)	(4.41)	13.78	34.36		(35.45	)(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (g)(h)	0.33	(f)	0.33	0.34	0.36		0.65	(f)
Ratio of net expenses to average net assets (%) (h)(i)	0.33	(f)	0.33	0.34	0.35		0.35	(f)
Ratio of net investment income to average net assets (%) (j)	0.48	(f)	1.70	1.90	1.81		2.37	(f)
Portfolio turnover rate (%)	1.2	(e)	8.1	13.0	7.4		4.6	(e)
Net assets, end of period (in millions)	$8.0		$6.8	$5.1	$2.4		$0.7

	Class C
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008(a)
Net Asset Value, Beginning of Period	$8.73		$9.26	$8.23	$6.14		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.01		0.11	0.10	0.09		0.23
Net realized and unrealized gain (loss) on investments	0.60		(0.54)	1.00	2.00		(3.81)

Total from investment operations	0.61		(0.43)	1.10	2.09		(3.58)

Less Distributions
Distributions from net investment income	(0.11)		(0.10)	(0.07)	(0.00	)(c)	(0.28)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00		(0.00	)(d)

Total distributions	(0.11)		(0.10)	(0.07)	(0.00	)(c)	(0.28)

Net Asset Value, End of Period	$9.23		$8.73	$9.26	$8.23		$6.14

Total Return (%) (k)	7.00	(e)	(4.73)	13.48	34.04		(35.78	)(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (g)(h)	0.63	(f)	0.63	0.64	0.66		0.70	(f)
Ratio of net expenses to average net assets (%) (h)(i)	0.63	(f)	0.63	0.64	0.65		0.65	(f)
Ratio of net investment income to average net assets (%) (j)	0.11	(f)	1.17	1.25	1.27		4.65	(f)
Portfolio turnover rate (%)	1.2	(e)	8.1	13.0	7.4		4.6	(e)
Net assets, end of period (in millions)	$2,330.8		$2,237.3	$2,360.4	$1,938.9		$785.5

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net investment income were less than $0.01.
(d)	Distributions from net realized capital gains were less than $0.01.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	See Note 3 of the Notes to Financial Statements.
(h)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(i)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(j)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(k)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Growth Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B and C Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as Net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from underlying portfolios, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-8

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$777,889	0.100%	First $500 Million
	0.075%	$500 Million to $1 Billion
	0.050%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00% respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class C Shares with respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio attributable to its Class B and Class C Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and services fees in the Statement of Operations.

Under the terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$27,912,101	$—	$86,967,308

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open

MIST-9

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
American Funds Bond Fund	6,318,510	148,514	(379,688)	6,087,336
American Funds Global Bond Fund	1,919,999	68,948	(85,203)	1,903,744
American Funds Global Small Capitalization Fund*	4,868,093	174,510	(386)	5,042,217
American Funds Growth Fund	12,771,091	41,515	(349,950)	12,462,656
American Funds Growth-Income Fund*	28,444,539	98,055	(1,465,871)	27,076,723
American Funds High-Income Bond Fund	6,650,652	120,051	(464,432)	6,306,271
American Funds International Fund	15,328,383	482,377	(910)	15,809,850
American Funds New World Fund*	4,313,561	136,964	(184)	4,450,341
American Funds U.S. Government/AAA—Rated Securities Fund	5,339,627	339,804	(300,000)	5,379,431

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
American Funds Bond Fund	$722,738	$—	$349,917	$68,665,152
American Funds Global Bond Fund	165,970	204,730	201,009	23,035,308
American Funds Global Small Capitalization Fund	835	—	1,153,843	91,566,660
American Funds Growth Fund	2,743,023	—	2,161,808	700,775,140
American Funds Growth-Income Fund	1,118,691	—	3,385,210	974,762,014
American Funds High-Income Bond Fund	1,013,572	—	956,606	69,621,235
American Funds International Fund	185	—	235,739	251,218,522
American Funds New World Fund	79	—	92,972	91,588,014
American Funds U.S. Government/AAA—Rated Securities Fund	233,282	1,925,986	180,721	68,802,921

	$5,998,375	$2,130,716	$8,717,825	$2,340,034,966

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$26,287,531	$18,466,217	$—	$—	$26,287,531	$18,466,217

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$28,865,275	$—	$281,501,524	$(77,479)	$310,289,320

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010

MIST-10

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

(the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $0 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2018	Total
$77,479	$77,479

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-11

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-12

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-13

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust American Funds® Growth Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

American Funds® Growth Portfolio

For the six months ended June 30, 2012, the Portfolio had a return of 7.95% for Class C versus 9.49% for its benchmark, the S&P 500 Index1.

AMERICAN FUNDS® GROWTH PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. S&P 500 INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year[3]	10 Year[3]
American Funds® Growth Portfolio
Class C	7.95	-2.67	-0.89	6.38
S&P 500 Index[1]	9.49	5.45	0.22	5.33

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, the five year and ten year returns disclosed in the table above are based on the performance of the Master Fund adjusted to reflect for the Portfolio’s expenses. Similarly, the historical performance shown in the line graph above for periods prior to April 28, 2008 is the performance of the Master Fund, adjusted to reflect the Portfolio’s expenses.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

MIST-1

Met Investors Series Trust

American Funds® Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds® Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class C(a)	Actual	0.75%	$1,000.00	$1,079.50	$3.88
	Hypothetical*	0.75%	$1,000.00	$1,021.13	$3.77

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Master Fund in which it invests.

MIST-2

Met Investors Series Trust

American Funds® Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost—$745,915,816)	15,786,236	$887,660,030

Total Investments—100.1% (Cost $745,915,816#)		887,660,030
Other assets and liabilities (net)—(0.1)%		(490,197)

Net Assets—100.0%		$887,169,833

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $745,915,816. The aggregate and net unrealized appreciation of investments was $141,744,214 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$887,660,030	$—	$—	$887,660,030
Total Investments	$887,660,030	$—	$—	$887,660,030

See accompanying notes to financial statements.

MIST-3

Met Investors Series Trust

American Funds® Growth Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$887,660,030
Receivable for investments sold		651,745
Receivable for shares sold		42,730

Total Assets		888,354,505
Liabilities
Payables for:
Shares redeemed	$694,475
Accrued expenses:
Distribution and service fees—Class C	393,266
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	58,019

Total Liabilities		1,184,672

Net Assets		$887,169,833

Net assets represented by
Paid in surplus		$725,711,473
Accumulated net realized gain		19,697,558
Unrealized appreciation on affiliated investments		141,744,214
Undistributed net investment income		16,588

Net Assets		$887,169,833

Net Assets
Class C		$887,169,833
Capital Shares Outstanding*
Class C		94,775,870
Net Asset Value, Offering Price and Redemption Price Per Share
Class C		$9.36

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $745,915,816.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Master Fund		$2,741,583

Total investment income		2,741,583
Expenses
Administration fees	$11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class C	2,574,761
Audit and tax services	16,930
Legal	18,417
Trustees’ fees and expenses	18,095
Shareholder reporting	38,183
Insurance	4,646
Miscellaneous	4,479

Total expenses	2,699,904

Net Investment Income		41,679

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on affiliated investments		26,135,719
Net change in unrealized appreciation on affiliated investments		45,045,511

Net realized and unrealized gain on affiliated investments		71,181,230

Net Increase in Net Assets From Operations		$71,222,909

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

American Funds® Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$41,679	$3,037,675
Net realized gain (loss) on affiliated investments	26,135,719	(637,347)
Net change in unrealized appreciation (depreciation) on affiliated investments	45,045,511	(50,397,133)

Net increase (decrease) in net assets resulting from operations	71,222,909	(47,996,805)

Distributions to Shareholders
From net investment income
Class C	(3,046,439)	(3,035,823)
From net realized capital gains
Class C	(240,088)	—

Net decrease in net assets resulting from distributions	(3,286,527)	(3,035,823)

Net increase (decrease) in net assets from capital share transactions	(66,654,140)	188,768,063

Net Increase in Net Assets	1,282,242	137,735,435

Net Assets
Net assets at beginning of period	885,887,591	748,152,156

Net assets at end of period	$887,169,833	$885,887,591

Undistributed net investment income at end of period	$16,588	$3,021,348

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class C
Sales	3,670,951	$34,565,162	29,737,226	$276,624,546
Reinvestments	337,080	3,286,527	309,778	3,035,823
Redemptions	(11,107,942)	(104,505,829)	(9,975,914)	(90,892,306)

Net increase (decrease)	(7,099,911)	$(66,654,140)	20,071,090	$188,768,063

Increase (decrease) derived from capital shares transactions		$(66,654,140)		$188,768,063

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

American Funds® Growth Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(a)
Net Asset Value, Beginning of Period	$8.70		$9.15	$7.75	$5.58	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.00	(c)	0.03	0.05	0.04	0.15
Net realized and unrealized gain (loss) on investments	0.69		(0.45)	1.37	2.13	(4.34)

Total from investment operations	0.69		(0.42)	1.42	2.17	(4.19)

Less Distributions
Distributions from net investment income	(0.03)		(0.03)	(0.02)	0.00	(0.23)
Distributions from net realized capital gains	(0.00	) (d)	0.00	0.00	0.00	0.00

Total distributions	(0.03)		(0.03)	(0.02)	0.00	(0.23)

Net Asset Value, End of Period	$9.36		$8.70	$9.15	$7.75	$5.58

Total Return (%) (e)	7.95	(f)	(4.60)	18.33	38.89	(41.84	)(f)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.58	(g)	0.57	0.59	0.65	0.92	(g)
Ratio of net expenses to average net assets (%) (h)	0.58	(g)	0.57	0.59	0.65	0.65	(g)
Ratio of net investment income to average net assets (%)	0.01	(g)	0.35	0.59	0.55	3.09	(g)
Portfolio turnover rate (%)	1.3	(f)	2.9	1.5	1.4	0.2	(f)
Net assets, end of period (in millions)	$887.2		$885.9	$748.2	$348.3	$68.5

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Net investment income was less than $0.01.
(d)	Distributions from net realized capital gains were less than $0.01.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(f)	Periods less than one year are not computed on an annualized basis.
(g)	Computed on an annualized basis.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

American Funds® Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class C Shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the Growth Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund accompany the Portfolio’s financial statements and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2012, the Portfolio owned approximately 3.67% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser is an affiliate of MetLife. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio

MIST-7

Met Investors Series Trust

American Funds® Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.750%	ALL

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average daily net assets of the Portfolio attributable to its Class C Shares with respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio attributable to its Class C Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment in the Master Fund for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$12,051,048	$—	$81,937,228

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Master Fund to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Master Fund in which it invests.

MIST-8

Met Investors Series Trust

American Funds® Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$3,035,823	$1,032,359	$—	$—	$3,035,823	$1,032,359

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$3,046,415	$240,001	$90,260,629	$—	$93,547,045

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-9

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-10

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-11

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with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust American Funds® International Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

American Funds® International Portfolio

For the six months ended June 30, 2012, the Portfolio had a return of 4.19% for Class C versus 2.77% and 2.96% for its benchmarks, the MSCI AC World (ex-U.S.) Index1 and MSCI EAFE Index2, respectively.

AMERICAN FUNDS® INTERNATIONAL PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. MSCI AC WORLD (EX-U.S.) INDEX1

AND MSCI EAFE INDEX2

AVERAGE ANNUAL RETURN3 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year[4]	10 Year[4]
American Funds® International Portfolio
Class C	4.19	-14.29	-3.58	6.44
MSCI AC World (ex-U.S.) Index[1]	2.77	-14.57	-4.62	6.74
MSCI EAFE Index[2]	2.96	-13.83	-6.10	5.14

1 The MSCI AC World (ex-U.S.) Index (net) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, the five year and ten year returns disclosed in the table above are based on the performance of the Master Fund adjusted to reflect for the Portfolio’s expenses. Similarly, the historical performance shown in the line graph above for periods prior to April 28, 2008 is the performance of the Master Fund, adjusted to reflect the Portfolio’s expenses.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

MIST-1

Met Investors Series Trust

American Funds® International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds® International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses paid During Period** January 1, 2012 to June 30, 2012
Class C(a)	Actual	0.87%	$1,000.00	$1,041.90	$4.42
	Hypothetical*	0.87%	$1,000.00	$1,020.54	$4.37

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Master Fund in which it invests.

MIST-2

Met Investors Series Trust

American Funds® International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds International Fund (Class 1) (a) (Cost—$330,351,397)	20,749,624	$329,711,529

Total Investments—100.1% (Cost $330,351,397#)		329,711,529
Other assets and liabilities (net)—(0.1)%		(248,439)

Net Assets—100.0%		$329,463,090

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $330,351,397. The aggregate and net unrealized depreciation of investments was $(639,868) for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$329,711,529	$—	$—	$329,711,529
Total Investments	$329,711,529	$—	$—	$329,711,529

See accompanying notes to financial statements.

MIST-3

Met Investors Series Trust

American Funds® International Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$329,711,529
Receivable for investments sold		239,830
Receivable for shares sold		3,719

Total Assets		329,955,078
Liabilities
Payables for:
Shares redeemed	$243,549
Accrued expenses:
Distribution and service fees—Class C	143,023
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	66,504

Total Liabilities		491,988

Net Assets		$329,463,090

Net assets represented by
Paid in surplus		$334,102,411
Accumulated net realized loss		(3,244,405)
Unrealized depreciation on affiliated investments		(639,868)
Distributions in excess on net investment income		(755,048)

Net Assets		$329,463,090

Net Assets
Class C		$329,463,090
Capital Shares Outstanding*
Class C		44,102,750
Net Asset Value, Offering Price and Redemption Price Per Share
Class C		$7.47

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $330,351,397.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Master Fund		$310,539

Total investment income		310,539
Expenses
Administration fees	$11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class C	939,555
Audit and tax services	16,930
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	21,282
Insurance	807
Miscellaneous	1,028

Total expenses	1,040,506

Net Investment Loss		(729,967)

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on affiliated investments		5,407,927
Net change in unrealized appreciation on affiliated investments		9,816,255

Net realized and unrealized gain on affiliated investments		15,224,182

Net Increase in Net Assets From Operations		$14,494,215

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

American Funds® International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$(729,967)	$5,305,631
Net realized gain (loss) on affiliated investments	5,407,927	(1,850,158)
Net change in unrealized appreciation (depreciation) on affiliated investments	9,816,255	(57,198,512)

Net increase (decrease) in net assets resulting from operations	14,494,215	(53,743,039)

Distributions to Shareholders
From net investment income
Class C	(5,314,398)	(5,009,625)

Net decrease in net assets resulting from distributions	(5,314,398)	(5,009,625)

Net increase (decrease) in net assets from capital share transactions	(7,189,564)	49,650,748

Net Increase (Decrease) in net assets	1,990,253	(9,101,916)

Net Assets
Net assets at beginning of period	327,472,837	336,574,753

Net assets at end of period	$329,463,090	$327,472,837

Undistributed (distributions in excess of) net investment income at end of period	$(755,048)	$5,289,317

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class C
Sales	1,836,627	$13,826,686	12,494,567	$103,169,653
Reinvestments	676,132	5,314,398	556,625	5,009,625
Redemptions	(3,418,754)	(26,330,648)	(7,154,011)	(58,528,530)

Net increase (decrease)	(905,995)	$(7,189,564)	5,897,181	$49,650,748

Increase (decrease) derived from capital shares transactions		$(7,189,564)		$49,650,748

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

American Funds® International Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008(a)
Net Asset Value, Beginning of Period	$7.28		$8.61	$8.14	$5.71		$10.00

Income (Loss) From Investment Operations
Net investment income (loss) (b)	(0.02)		0.12	0.16	0.12		0.31
Net realized and unrealized gain (loss) on investments	0.33		(1.33)	0.40	2.31		(4.20)

Total from investment operations	0.31		(1.21)	0.56	2.43		(3.89)

Less Distributions
Distributions from net investment income	(0.12)		(0.12)	(0.07)	0.00		(0.40)
Distributions from net realized capital gains	0.00		0.00	(0.02)	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.12)		(0.12)	(0.09)	0.00		(0.40)

Net Asset Value, End of Period	$7.47		$7.28	$8.61	$8.14		$5.71

Total Return (%) (d)	4.19	(e)	(14.28)	6.89	42.56		(38.86	)(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.61	(f)	0.61	0.65	0.68		0.85	(f)
Ratio of net expenses to average net assets (%) (g)	0.61	(f)	0.61	0.65	0.65		0.65	(f)
Ratio of net investment income to average net assets (%)	(0.43	)(f)	1.53	1.97	1.66		6.43	(f)
Portfolio turnover rate (%)	2.1	(e)	10.2	3.0	2.5		7.9	(e)
Net assets, end of period (in millions)	$329.5		$327.5	$336.6	$194.4		$54.7

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net realized capital gains were less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

American Funds® International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® International Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class C Shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the International Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund accompany the Portfolio’s financial statements and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2012, the Portfolio owned approximately 3.81% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser is an affiliate of MetLife. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio

MIST-7

Met Investors Series Trust

American Funds® International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.900%	ALL

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average daily net assets of the Portfolio attributable to its Class C Shares with respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio attributable to its Class C Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment in the Master Fund for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$7,130,850	$—	$20,342,747

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Master Fund to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Master Fund in which it invests.

MIST-8

Met Investors Series Trust

American Funds® International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$5,009,625	$1,949,179	$—	$612,650	$5,009,625	$2,561,829

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$5,314,384	$—	$(19,101,452)	$(7,003)	$(13,794,071)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any pre-enactment capital loss carryforwards. As of December 31, 2011, the post-enactment accumulated capital losses were $7,003.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-9

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-10

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-11

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust American Funds® Moderate Allocation Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B and C shares of the American Funds Moderate Allocation Portfolio returned 5.18% and 4.93%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors—such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds for the full period. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by the MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The American Funds Moderate Allocation Portfolio invested all of its assets in funds of the American Funds Insurance Series (AFIS) during the first six months of 2012 to maintain a broad asset allocation of approximately 50% to fixed income and 50% to equities. While the Portfolio does not have a formal asset class goal for cash, it did hold a cumulative cash position of about 9.0% through its underlying portfolios. This residual cash position helped in the second quarter when markets decline, but hurt it during the first quarter market rally. The Portfolio’s modest tilt toward growth style equities had a positive impact on performance during the period. The inclusion of emerging market and small cap foreign stocks also helped performance as these segments did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. The Portfolio was also helped by overall strong security selection by most of the individual underlying portfolios.

On both a relative and absolute basis, the equity underlying portfolios contributed to overall performance during the six-month period. While both the AFIS Growth Income Fund and the AFIS Growth Fund had a positive overall impact on relative performance for the full period, their quarter by quarter performance differed. The AFIS Growth Income Fund held up better in the more volatile second quarter when socks fell sharply in May, while the AFIS Growth Fund participated fully in the first quarter stock market rally. The AFIS Growth Income Fund benefitted from good security selection in the Consumer Discretionary sector. In particular, it owned media companies Comcast and Time Warner and retailer Home Depot. The AFIS Growth Fund’s performance was driven by good security selection during the robust first quarter within the more economic sensitive sectors such as Consumer Discretionary. Not surprisingly, its strongest performing stocks from the first quarter generally underperformed the index during the second quarter. Exercise clothing retailer Lululemon Atheletica and casual restaurant chain Chipotle Mexican Grill were examples of holdings that contributed in the first quarter, but detracted in the second half of the period. The AFIS International Fund also contributed to relative performance. It was helped by its country weightings—inclusion of non-index emerging market countries South Korea, China, and Mexico—and good overall security selection. It owned Korean electronic goods manufacturer Samsung Electronics.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

AMERICAN FUNDS® MODERATE ALLOCATION PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
American Funds® Moderate Allocation Portfolio
Class B	5.18	1.87	2.76
Class C	4.93	1.52	2.45
Dow Jones Moderate Index[1]	4.82	0.68	2.99

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B and Class C shares is 4/28/2008. Index returns are based on an inception date of 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
American Funds Growth-Income Fund (Class 1)	31.3
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1)	24.1
American Funds Bond Fund (Class 1)	17.1
American Funds Growth Fund (Class 1)	11.7
American Funds International Fund (Class 1)	7.8
American Funds High-Income Bond Fund (Class 1)	5.0
American Funds Global Bond Fund (Class 1)	1.0
American Funds New World Fund (Class 1)	1.0
American Funds Global Small Capitalization Fund (Class 1)	1.0

MIST-2

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds® Moderate Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B(a)	Actual	0.50%	$1,000.00	$1,051.80	$2.55
	Hypothetical*	0.50%	$1,000.00	$1,022.38	$2.51

Class C(a)	Actual	0.80%	$1,000.00	$1,049.30	$4.08
	Hypothetical*	0.80%	$1,000.00	$1,020.89	$4.02

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-3

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	45,473,856	$512,945,097
American Funds Global Bond Fund (Class 1) (a)	2,496,635	30,209,282
American Funds Global Small Capitalization Fund (Class 1) (a)	1,593,431	28,936,701
American Funds Growth Fund (Class 1) (a)	6,268,695	352,488,704
American Funds Growth-Income Fund (Class 1) (a)	26,109,936	939,957,706
American Funds High-Income Bond Fund (Class 1) (a)	13,715,018	151,413,804
American Funds International Fund (Class 1) (a)	14,690,493	233,431,939
American Funds New World Fund (Class 1) (a)	1,416,550	29,152,597

Investment Company Securities—(Continued)
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)	56,532,964	$723,056,616

Total Mutual Funds (Cost $2,702,666,815)		3,001,592,446

Total Investments—100.1% (Cost $2,702,666,815#)		3,001,592,446
Other assets and liabilities (net)—(0.1)%		(1,517,011)

Net Assets—100.0%		$3,000,075,435

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $2,702,666,815. The aggregate unrealized appreciation and depreciation of investments were $304,080,446 and $(5,154,815), respectively, resulting in net unrealized appreciation of $298,925,631 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series. (See Note 7 of the Notes to Financial Statements for a summary of transactions in securities of Underlying Portfolios.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,001,592,446	$—	$—	$3,001,592,446
Total Investments	$3,001,592,446	$—	$—	$3,001,592,446

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$3,001,592,446
Receivable for investments sold		574,990
Receivable for shares sold		228,739
Other assets		33,950

Total Assets		3,002,430,125
Liabilities
Payables for:
Investments purchased	$3,161
Shares redeemed	800,569
Accrued expenses:
Management fees	152,055
Distribution and service fees—Class B	713
Distribution and service fees—Class C	1,332,925
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	26,355

Total Liabilities		2,354,690

Net Assets		$3,000,075,435

Net assets represented by
Paid in surplus		$2,688,890,673
Accumulated net realized gain		9,750,454
Unrealized appreciation on affiliated investments		298,925,631
Undistributed net investment income		2,508,677

Net Assets		$3,000,075,435

Net Assets
Class B		$3,663,892
Class C		2,996,411,543
Capital Shares Outstanding*
Class B		366,275
Class C		301,021,850
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$10.00
Class C		9.95

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $2,702,666,815.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$11,872,554

Total investment income		11,872,554
Expenses
Management fees	$939,027
Administration fees	11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class B	4,097
Distribution and service fees—Class C	8,269,053
Audit and tax services	16,930
Legal	18,417
Trustees’ fees and expenses	18,095
Shareholder reporting	32,617
Insurance	4,581
Miscellaneous	10,170

Total expenses	9,337,380

Net investment income		2,535,174

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		20,531,649
Capital gain distributions from Affiliated Underlying Portfolios		20,766,565

Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios		41,298,214

Net change in unrealized appreciation on affiliated investments		102,195,713

Net realized and unrealized gain on affiliated investments		143,493,927

Net Increase in Net Assets From Operations		$146,029,101

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,535,174	$51,235,970
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	41,298,214	52,429,843
Net change in unrealized appreciation (depreciation) on affiliated investments	102,195,713	(106,317,624)

Net increase (decrease) in net assets resulting from operations	146,029,101	(2,651,811)

Distributions to Shareholders
From net investment income
Class B	(84,692)	(36,179)
Class C	(61,824,506)	(44,037,355)
From net realized capital gains
Class B	(47,065)	(9,734)
Class C	(40,417,477)	(13,804,258)

Net decrease in net assets resulting from distributions	(102,373,740)	(57,887,526)

Net increase in net assets from capital share transactions	40,481,478	384,640,446

Net Increase in Net Assets	84,136,839	324,101,109

Net Assets
Net assets at beginning of period	2,915,938,596	2,591,837,487

Net assets at end of period	$3,000,075,435	$2,915,938,596

Undistributed net investment income at end of period	$2,508,677	$61,882,702

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class B
Sales	113,729	$1,153,762	131,162	$1,312,036
Reinvestments	13,084	131,757	4,514	45,913
Redemptions	(46,393)	(461,558)	(10,846)	(108,985)

Net increase	80,420	$823,961	124,830	$1,248,964

Class C
Sales	7,339,191	$74,436,381	53,041,932	$533,337,856
Reinvestments	10,193,617	102,241,983	5,715,575	57,841,613
Redemptions	(13,570,758)	(137,020,847)	(20,937,745)	(207,787,987)

Net increase	3,962,050	$39,657,517	37,819,762	$383,391,482

Increase derived from capital shares transactions		$40,481,478		$384,640,446

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(a)
Net Asset Value, Beginning of Period	$9.87		$10.05	$9.28	$7.49	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.03		0.25	0.24	0.28	0.11
Net realized and unrealized gain (loss) on investments	0.49		(0.20)	0.69	1.51	(2.34)

Total from investment operations	0.52		0.05	0.93	1.79	(2.23)

Less Distributions
Distributions from net investment income	(0.25)		(0.18)	(0.16)	0.00	(0.28)
Distributions from net realized capital gains	(0.14)		(0.05)	0.00	0.00	(0.00	)(c)

Total distributions	(0.39)		(0.23)	(0.16)	0.00	(0.28)

Net Asset Value, End of Period	$10.00		$9.87	$10.05	$9.28	$7.49

Total Return (%) (j)	5.18	(d)	0.44	10.15	23.90	(22.30	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)(g)	0.32	(e)	0.32	0.34	0.37	0.85	(e)
Ratio of net expenses to average net assets (%) (g)(h)	0.32	(e)	0.32	0.34	0.35	0.35	(e)
Ratio of net investment income to average net assets (%) (i)	0.66	(e)	2.51	2.56	3.32	1.75	(e)
Portfolio turnover rate (%)	1.6	(d)	6.5	7.3	13.6	12.8	(d)
Net assets, end of period (in millions)	$3.7		$2.8	$1.6	$0.7	$0.1

	Class C
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(a)
Net Asset Value, Beginning of Period	$9.81		$9.99	$9.23	$7.48	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.01		0.18	0.19	0.24	0.49
Net realized and unrealized gain (loss) on investments	0.48		(0.15)	0.72	1.51	(2.73)

Total from investment operations	0.49		0.03	0.91	1.75	(2.24)

Less Distributions
Distributions from net investment income	(0.21)		(0.16)	(0.15)	0.00	(0.28)
Distributions from net realized capital gains	(0.14)		(0.05)	0.00	0.00	(0.00	)(c)

Total distributions	(0.35)		(0.21)	(0.15)	0.00	(0.28)

Net Asset Value, End of Period	$9.95		$9.81	$9.99	$9.23	$7.48

Total Return (%) (j)	4.93	(d)	0.19	9.91	23.40	(22.40	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)(g)	0.62	(e)	0.62	0.64	0.67	0.70	(e)
Ratio of net expenses to average net assets (%) (g)(h)	0.62	(e)	0.62	0.64	0.65	0.65	(e)
Ratio of net investment income to average net assets (%) (i)	0.17	(e)	1.79	2.04	2.85	8.74	(e)
Portfolio turnover rate (%)	1.6	(d)	6.5	7.3	13.6	12.8	(d)
Net assets, end of period (in millions)	$2,996.4		$2,913.1	$2,590.2	$1,575.4	$449.3

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net realized capital gains were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(i)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(j)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Moderate Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B and C Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as Net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from underlying portfolios, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-8

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$939,027	0.100%	First $500 Million
	0.075%	$500 Million to $1 Billion
	0.050%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00% respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class C Shares with respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio attributable to its Class B and Class C Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and services fees in the Statement of Operations.

Under the terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$47,078,860	$—	$85,740,380

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open

MIST-9

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
American Funds Bond Fund*	46,973,780	291,252	(1,791,176)	45,473,856
American Funds Global Bond Fund	2,508,409	51,055	(62,829)	2,496,635
American Funds Global Small Capitalization Fund	1,592,694	39,968	(39,231)	1,593,431
American Funds Growth Fund	6,457,604	41,671	(230,580)	6,268,695
American Funds Growth-Income Fund*	26,540,154	127,729	(557,947)	26,109,936
American Funds High-Income Bond Fund*	13,900,854	203,150	(388,986)	13,715,018
American Funds International Fund	14,548,686	304,857	(163,050)	14,690,493
American Funds New World Fund	1,405,932	33,978	(23,360)	1,416,550
American Funds U.S. Government/AAA - Rated Securities Fund*	56,083,157	2,165,814	(1,716,007)	56,532,964

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
American Funds Bond Fund	$2,684,973	$—	$2,633,358	$512,945,097
American Funds Global Bond Fund	115,853	270,383	265,467	30,209,282
American Funds Global Small Capitalization Fund	364,935	—	366,551	28,936,701
American Funds Growth Fund	6,227,996	—	1,087,348	352,488,704
American Funds Growth-Income Fund	7,461,438	—	3,257,230	939,957,706
American Funds High-Income Bond Fund	981,230	—	2,089,512	151,413,804
American Funds International Fund	480,494	—	220,138	233,431,939
American Funds New World Fund	202,849	—	29,716	29,152,597
American Funds U.S. Government/AAA—Rated Securities Fund	2,011,881	20,496,182	1,923,234	723,056,616

	$20,531,649	$20,766,565	$11,872,554	$3,001,592,446

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$44,073,534	$29,136,781	$13,813,992	$—	$57,887,526	$29,136,781

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$61,907,768	$40,464,377	$165,182,323	$—	$267,554,468

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010

MIST-10

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

(the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-11

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-12

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-13

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust AQR Global Risk Balanced Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Managed by AQR Capital Management, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B shares of the AQR Global Risk Balanced Portfolio returned 3.07%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

MARKET ENVIRONMENT/CONDITIONS

While the first months of 2012 gave way to a risk-on environment in response to positive economic news in the U.S. and signs of stabilization in Europe, the markets took a downturn in second quarter of 2012. The re-emergence of European debt concerns, monetary policy easing and weakening economic conditions led to a risk aversion in the second quarter that caused equity markets, commodities and credit markets to retreat.

Following a rally in the equity markets during the first quarter, global equities declined in April and May following signs of a slowing U.S. economic recovery and continuing uncertainty in the Eurozone. Within the U.S., positive economic data from the first quarter reverted as payroll rose less than expected, unemployment stayed at an elevated level and consumer confidence declined to a five-month low. Globally, Greece’s failure to form a coalition government in May and Spain’s bank bailout further contributed to the reversion to a risk-off environment. As a result of favorable outcomes in a Greek re-election and European summit policy measures, developed market equities in June saw somewhat of a rebound. However, emerging market equities underperformed global equity markets in Q2 after a strong Q1 as economies, including China, India and Brazil, reported slower than expected growth during the period.

Global bond markets rallied in the second quarter, reversing the trend of a strong sell-off in Q1’s risk-on environment. As markets shifted from a positive tone, bond markets benefited from the re-emergence of uncertainty regarding Greece’s exit from the Eurozone and the Spanish banking crisis. With the release of negative economic data, the Federal Reserve (the “Fed”) and European Central Bank maintained easy monetary policy with few signs of tightening in the near future.

Inflation linked bonds generally had a strong first six months in 2012. Continuing the trend from the first quarter, real rates continued to fall through the second quarter as global central banks upheld easing measures. Longer dated Treasury Inflation Protected Securities (“TIPS”) were the biggest drivers of positive performance despite a weak March due to increased demand from the Fed’s Operation Twist program. Performance was weakest among short dated European linkers as ongoing crisis events reduced the prospects of inflation in the short term, and put upward pressure on liquidity and credit premia in these bonds.

Similar to equities, commodities suffered in the second quarter of 2012 after strong positive performance in the first quarter. Most commodities reversed a positive first quarter after a sharp decline in May due to weakening economic conditions and the European debt crisis. Energy commodities were some of the largest detractors, down roughly 14%. However, some sectors rallied at the end of the quarter due to a number of idiosyncratic reasons. Hot and dry weather at the end of June in the mid-west damaged U.S. crops and drove agricultural commodities upward. In addition, production cutbacks in natural gas coupled with the switch from coal-to-natural-gas power generation caused a strong natural gas rally at the close of the quarter.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The AQR Global Risk Balanced Portfolio (“GRB” or the “Portfolio”) gained +3.1% for the first half of 2012 ending June 30, 2012, underperforming the Dow Jones Moderate Index, by -1.8%. Returns for the three risk categories in the Portfolio were all positive during the period, fixed income risk contributed +2.1% while equity risk contributed +0.9%. inflation risk was flat (+0.1%) with positive contributions from inflation linked bonds (+1.3%) and negative contributions from commodities (-1.3%). The effectiveness of our investment philosophy was well-evidenced over this period as gains in fixed income and equities both helped drive performance through a choppy market. Many portfolios with higher levels of equity risk, such as the Dow Jones Moderate Index, experienced more significant swings in returns as they were less effective in controlling portfolio volatility through varying risk environments. The Portfolio’s equity exposures rose significantly through most of the first quarter as bullish equity markets saw reduced volatility. As volatility came down through Q1 and remained at reduced levels through much of Q2, exposures across all asset classes increased through the first half of 2012. The Portfolio obtains exposure to the asset classes, other than inflation-linked bonds, primarily through the use of derivative instruments, particularly futures and swaps.

Over the first half of 2012, total Portfolio exposure increased from 191% at the beginning of 2012 to 226% at the end of Q2 2012. The largest exposure increase was in global inflation-linked bonds. Exposure increased from 36% at the start of 2012 to 53% at the end of Q2 2012, a +46% change. Exposure to global developed equities increased from 18% to 23% over the period, a +29% increase. Nominal Interest Rate Risk exposures increased from 116% at the start of 2012 to 125%, a +7% increase. While some risk buckets decreased exposure positions in Q2, position changes were much smaller relative to the large increases across all asset classes in Q1.

GRB’s portfolio management process adjusts exposures to each of the three risk categories using a proprietary risk forecasting model. The process seeks to realize a steady risk level in each of the Portfolio’s

MIST-1

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Managed by AQR Capital Management, LLC

Portfolio Manager Commentary*—(Continued)

three categories and for the Portfolio as a whole. Our objective is to keep the Portfolio diversified not only across asset classes, but also through time—meaning that no single time period (such as the credit crisis of 2008) should have a disproportionate impact on the Portfolio’s long-term results. Our research suggests that this approach, in addition to broad diversification, has been effective in helping to protect the Portfolio in periods of market stress, and improves long term risk adjusted returns.

Brian Hurst, Principal

Michael Mendelson, Principal

Yao Hua Ooi, Principal

AQR Capital Management, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

AQR GLOBAL RISK BALANCED PORTFOLIO MANAGED BY
AQR CAPITAL MANAGEMENT, LLC VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
AQR Global Risk Balanced Portfolio
Class B	3.07	8.22	5.56
Dow Jones Moderate Index[1]	4.82	0.68	-0.74

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 SEC effective date of the Class B shares is 5/2/2011. Index returns are based on an effective date of 5/2/2011.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
U.S. Treasury Inflation Indexed Notes	28.5
France Government Bond OAT	9.9
Deutsche Bundesrepublik Inflation Linked Bond	9.9
United Kingdom Gilt Inflation Linked	7.6

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	124.4
Global Inflation-Linked Bonds	52.7
Global Developed Equities	23.2
Commodities	19.8
Global Emerging Equities	3.4
U.S. Mid Cap Equities	1.3
U.S. Small Cap Equities	1.3

* The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

MIST-3

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AQR Global Risk Balanced Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B(a)(b)	Actual	1.07%	$1,000.00	$1,030.70	$5.40
	Hypothetical*	1.07%	$1,000.00	$1,019.54	$5.37

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 4 of the Notes to Financial Statements.

(b) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 4 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—28.5% of Net Assets

Security Description	Shares/Par Amount†	Value

U.S. Treasury—28.5%
U.S. Treasury Inflation Indexed Notes 2.375%, 01/15/17	612,957,213	$707,774,338
0.125%, 01/15/22 (a)	461,985,615	489,235,375

Total U.S. Treasury & Government Agencies (Cost $1,196,096,609)		1,197,009,713

Foreign Bonds & Debt Securities—27.4%

Sovereign—27.4%
Deutsche Bundesrepublik Inflation Linked Bond 1.500%, 04/15/16 (EUR)	153,242,478	207,677,745
1.750%, 04/15/20 (EUR)	142,936,392	207,517,719
France Government Bond OAT 1.600%, 07/25/15 (EUR)	191,302,328	255,165,962
1.100%, 07/25/22 (EUR)	126,460,334	160,675,594
United Kingdom Gilt Inflation Linked Series 3 Month 1.875%, 11/22/22 (GBP)	161,505,190	320,350,447

Total Foreign Bonds & Debt Securities (Cost $1,166,972,188)		1,151,387,467

Short-Term Investments—48.3%

Mutual Funds—48.3%
BlackRock Liquidity Funds TempFund Portfolio, Class I 0.010% (b)	665,188,225	665,188,225
Dreyfus Treasury Cash Management Fund, Class I 0.010% (b)	669,824,953	669,824,953

Mutual Funds—(Continued)
State Street Institutional Liquid Reserve Fund, Class I 0.206% (b) (c)	5,370	$5,370
UBS Money Series—UBS Select Treasury Preferred Fund, Class I 0.010% (b)	690,123,474	690,123,474

Total Short-Term Investments (Cost $2,025,142,022)		2,025,142,022

Total Investments—104.2% (Cost $4,388,210,819#)		4,373,539,202
Other assets and liabilities (net)—(4.2)%		(176,647,472)

Net Assets—100.0%		$4,196,891,730

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $4,388,210,819. The aggregate unrealized appreciation and depreciation of investments were $10,406,606 and $(25,078,223), respectively, resulting in net unrealized depreciation of $(14,671,617) for federal income tax purposes.
(a)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2012, the value of securities pledged amounted to $489,187,233.
(b)	Represents annualized seven-day yield as of June 30, 2012.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of June 30, 2012, the market value of securities pledged was $5,370.
(EUR)—	Euro
(GBP)—	British Pound

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,197,009,713	$—	$1,197,009,713
Total Foreign Bonds & Debt Securities*	—	1,151,387,467	—	1,151,387,467
Total Short-Term Investments*	2,025,142,022	—	—	2,025,142,022
Total Investments	$2,025,142,022	$2,348,397,180	$—	$4,373,539,202

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$593,879	$—	$593,879
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(14,728,119)	—	(14,728,119)
Total Forward Contracts	$—	$(14,134,240)	$—	$(14,134,240)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$69,145,979	$—	$—	$69,145,979
Futures Contracts (Unrealized Depreciation)	(34,307,423)	—	—	(34,307,423)
Total Futures Contracts	$34,838,556	$—	$—	$34,838,556
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$5,804,666	$—	$5,804,666
Swap Contracts at Value (Liabilities)	—	(3,120,680)	—	(3,120,680)
Total Swap Contracts	$—	$2,683,986	$—	$2,683,986
Total Reverse Repurchase Agreements	$—	$(488,587,500)	$—	(488,587,500)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated^ Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)		$4,373,539,202
Cash		178,092,648
Cash denominated in foreign currencies (b)		7,184,770
Cash collateral for futures contracts		134,044,508
Foreign cash collateral for futures (c)		11,819,467
Receivable for investments sold		4,636,274
Receivable for shares sold		7,580,699
Interest receivable		14,067,716
Net variation margin on futures contracts		34,880,791
Swaps at market value		5,804,666
Unrealized appreciation on forward foreign currency exchange contracts		593,879

Total Assets		4,772,244,620
Liabilities
Payables for:
Reverse repurchase agreements	$488,587,500
Shares redeemed	24,266
Cash collateral	65,798,388
Interest on reverse repurchase agreements	43,294
Swaps at market value	3,120,680
Unrealized depreciation on forward foreign currency exchange contracts	14,728,119
Swap interest	72
Accrued expenses:
Management fees	2,024,622
Distribution and service fees—Class B	826,516
Administration fees	10,261
Custodian and accounting fees	96,316
Deferred trustees’ fees	10,492
Other expenses	82,364

Total Liabilities		575,352,890

Net Assets		$4,196,891,730

Net assets represented by
Paid in surplus		$4,128,377,687
Accumulated net realized gain		48,435,787
Unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		8,576,859
Undistributed net investment income		11,501,397

Net Assets		$4,196,891,730

Net Assets
Class B		$4,196,891,730
Capital Shares Outstanding*
Class B		390,851,416
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$10.74

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $4,388,210,819.
(b)	Identified cost of cash denominated in foreign currencies was $7,179,987.
(c)	Identified cost of cash collateral denominated in foreign currencies was $11,808,411.

Consolidated^ Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest		$30,828,136

Total investment income		30,828,136
Expenses
Management fees	$10,555,799
Administration fees	51,099
Custodian and accounting fees	232,801
Distribution and service fees—Class B	4,294,652
Interest expense	3,031,260
Audit and tax services	38,251
Legal	25,296
Trustees’ fees and expenses	17,224
Shareholder reporting	68,889
Insurance	579

Total expenses	18,315,850

Net Investment Income		12,512,286

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain on:
Investments		24,499,510
Futures contracts		8,146,467
Swap contracts		28,734,511
Foreign currency transactions		7,120,618

Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		68,501,106

Net change in unrealized appreciation (depreciation) on:
Investments		4,693,214
Futures contracts		9,730,447
Swap contracts		(3,051,658)
Foreign currency transactions		(16,100,275)

Net change in unrealized depreciation on investments, futures contracts, swap contracts and foreign currency transactions		(4,728,272)

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions		63,772,834

Net Increase in Net Assets From Operations		$76,285,120

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated^ Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011(a)
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$12,512,286	$(412,594)
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	68,501,106	57,100,940
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and foreign currency transactions	(4,728,272)	13,305,131

Net increase in net assets resulting from operations	76,285,120	69,993,477

Distributions to Shareholders
From net investment income
Class B	(18,503,185)	(34,777,561)
From net realized capital gains
Class B	(19,654,281)	(7,657,930)

Net decrease in net assets resulting from distributions	(38,157,466)	(42,435,491)

Net increase in net assets from capital share transactions	1,574,671,991	2,556,534,099

Net increase in net assets	1,612,799,645	2,584,092,085

Net Assets
Net assets at beginning of period	2,584,092,085	—

Net assets at end of period	$4,196,891,730	$2,584,092,085

Undistributed net investment income at end of period	$11,501,397	$17,492,296

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
	Shares	Value	Shares	Value
Class B
Sales	142,692,070	$1,544,190,048	242,584,221	$2,527,253,401
Reinvestments	3,516,817	38,157,466	4,049,188	42,435,491
Redemptions	(714,113)	(7,675,523)	(1,276,767)	(13,154,793)

Net increase	145,494,774	$1,574,671,991	245,356,642	$2,556,534,099

Increase derived from capital shares transactions		$1,574,671,991		$2,556,534,099

(a)	Commencement of operations was 4/19/2011. Shares first became available to investors through certain separate accounts on the SEC effective date which was 5/2/2011.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated^ Statement of Cash Flows

For the Six Months Ended June 30, 2012
Cash Flows From Operating Activities
Net increase in net assets from operations	$76,285,120
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,417,229,332)
Proceeds from investments sold	1,212,123,767
Sales of short-term investments, net	332,799,880
Treasury inflation index adjustments	15,588,220
Increase in interest receivable	(9,330,427)
Increase in cash collateral	(29,418,971)
Decrease in unrealized appreciation on swap contracts, net	152,802
Increase in receivable for variation margin on futures contracts	(1,621,168)
Increase in unrealized appreciation forward foreign currency contracts	(173,862)
Increase in receivable for investments sold	(4,636,274)
Decrease in payable for investments purchased	(82,392)
Increase in unrealized depreciation on swap contracts, net	2,898,856
Decrease in payable for variation margin on futures contracts	(8,106,359)
Increase in unrealized depreciation on forward foreign currency contracts	14,676,842
Increase in payable for cash collateral	30,440,217
Increase in accrued management fees	781,273
Increase in accrued distribution and service fees	326,148
Increase in accrued administration fees	276
Increase in accrued custodian and accounting fees	66,512
Increase in deferred trustees’ fees	4,818
Increase in interest payable on swap contracts	72
Increase in other expenses	14,246
Decrease in interest on reverse repurchase agreements	(316,723)
Net realized gain from investments	(24,499,510)
Net change in unrealized (appreciation) depreciation from investments	(4,693,214)

Net cash provided by operating activities	$(813,949,183)

Cash Flows From Financing Activities
Proceeds from shares sold, net of receivable for shares sold	1,552,696,702
Payment on shares redeemed, net of payable for shares redeemed	(7,652,987)
Proceeds from issuance of reverse repurchase agreements, net of unrealized foreign currency appreciation (depreciation)	8,179,519,697
Repayment of reverse repurchase agreements, net of realized foreign currency gain (loss)	(8,802,486,060)

Net cash used in financing activities	$922,077,352

Net increase in cash (a)	$108,128,169

Cash at beginning of period (b)	$77,149,249

Cash at end of period (c)	$185,277,418

Supplemental disclosure of cash flow information:
Non-cash financing activities included herein consist of reinvestment of dividends and distributions:	$38,157,466

Cash paid for interest and fees on borrowings:	$3,347,983

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $16,100,275.
(b)	Balance includes foreign currency at value $14,752,249.
(c)	Balance includes foreign currency at value $7,184,770.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Period May 02, 2011 through December 31, 2011(a)		Period April 19, 2011 through May 02, 2011(a)
Net Asset Value, Beginning of Period	$10.53		$10.36	(b)	$10.00

Income (Loss) From Investment Operations
Net investment income (loss) (c)	0.04		(0.01)		0.51
Net realized and unrealized gain (loss) on investments	0.29		0.36		(0.15)

Total from investment operations	0.33		0.35		0.36

Less Distributions
Distributions from net investment income	(0.06)		(0.15)		0.00
Distributions from net realized capital gains	(0.06)		(0.03)		0.00

Total distributions	(0.12)		(0.18)		0.00

Net Asset Value, End of Period	$10.74		$10.53		$10.36

Total Return (%) (d)	3.07	(e)	3.38	(e)(f)	3.60	(e)(g)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.07	(h)	1.18	(h)
Ratio of expenses to average net assets excluding interest expense (%)	0.89	(h)	0.95	(h)
Ratio of net expenses to average net assets (%) (i)	1.07	(h)	1.15	(h)
Ratio of net expenses to average net assets excluding interest expense (%) (i)	0.89	(h)	0.92	(h)
Ratio of net investment income to average net assets (%)	0.73	(h)	(0.06	)(h)
Portfolio turnover rate (%)	62.0	(e)	7.9	(e)
Net assets, end of period (in millions)	$4,196.9		$2,584.1

(a)	Commencement of operations was 4/19/2011. Shares first became available to investors through certain separate accounts on the SEC effective date which was 5/2/2011.
(b)	Net Asset Value on SEC Effective Date, May 2, 2011.
(c)	Per share amounts based on average shares outstanding during the period.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Total return for the period 5/2/2011 to 12/31/2011.
(g)	Total return for the period 4/19/2011 to 5/2/2011.
(h)	Computed on an annualized basis.
(i)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is AQR Global Risk Balanced Portfolio (the “Portfolio”) (commenced operations on May 2, 2011), which is non-diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AQR Global Risk Balanced Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the AQR Global Risk Balanced Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Generally, the Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AQR Capital Management, LLC (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and the Financial Highlights of the Portfolio includes the account of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

A summary of the Portfolio’s investment in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2012	% of Total Assets at June 30, 2012
AQR Global Risk Balanced Portfolio, Ltd.	4/19/2011	$462,812,769	11.0%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

MIST-11

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The

MIST-12

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income—Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes—It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders—The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions to seek to enhance returns. Reverse repurchase agreements involve sales by the Portfolio of securities concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse

MIST-13

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

repurchase agreements involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities, and are valued in accordance with the policies outlined for short term obligations. For the six months ended June 30, 2012, the Portfolio had an outstanding reverse repurchase agreement balance for 182 days. The average amount of borrowings was $1,043,865,394 and the weighted average interest rate was 0.57%.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

4. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with AQR Capital Management, LLC (“the Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$10,555,799	0.675%	First $250 Million
	0.650%	$250 Million to $750 Million
	0.625%	$750 Million to $1 Billion
	0.600%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

MIST-14

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B
1.10%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$1,361,949,029	$1,055,280,303	$644,895,317	$567,228,450

6. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the

MIST-15

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

forward foreign exchange rates at the value date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

MIST-16

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Total Return Swaps: Total return swap contracts involve commitments to pay interest in exchange for a market-linked return both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swaps at market value	$4,504,481	Swaps at market value	$2,911,124
	Unrealized appreciation		Unrealized depreciation
	on futures contracts*	6,318,125	on futures contracts*	24,485,773
Equity	Swaps at market value	1,300,185	Swaps at market value	209,556
	Unrealized appreciation		Unrealized depreciation
	on futures contracts*	38,760,167	on futures contracts*	1,161,731
Commodity	Unrealized appreciation		Unrealized depreciation
	on futures contracts*	24,067,687	on futures contracts*	8,659,919
Foreign Exchange	Unrealized appreciation on		Unrealized depreciation on
	forward foreign currency		forward foreign currency
	exchange contracts	593,879	exchange contracts	14,728,119

Total		$75,544,524		$52,156,222

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$—	$61,612,142	$61,612,142
Future contracts	123,905,007	(6,942,563)	(108,815,977)	—	8,146,467
Swap contracts	32,133,116	(3,378,505)	(20,100)	—	28,734,511

	$156,038,123	$(10,321,068)	$(108,836,077)	$61,612,142	$98,493,120

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$—	$(14,502,980)	$(14,502,980)
Future contracts	(48,450,389)	33,598,874	24,581,962	—	9,730,447
Swap contracts	(3,688,709)	637,051	—	—	(3,051,658)

	$(52,139,098)	$34,235,925	$24,581,962	$(14,502,980)	$(7,824,191)

MIST-17

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$462,587,168
Futures contracts long	2,389,971,003
Futures contracts short	5,331
Swap contracts	10,158,423

(a)	Averages are based on activity levels during 2012.

7. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/19/2012	Royal Bank of Scotland plc	1,528,000	EUR	$1,935,122	$1,917,649	$17,473
9/19/2012	Royal Bank of Scotland plc	2,641,000	EUR	3,344,670	3,271,911	72,759
9/19/2012	Royal Bank of Scotland plc	8,460,000	EUR	10,714,090	10,745,427	(31,337)
9/19/2012	Royal Bank of Scotland plc	10,841,000	EUR	13,729,486	13,630,270	99,216
9/19/2012	Royal Bank of Scotland plc	11,317,000	EUR	14,332,312	14,253,365	78,947
9/19/2012	Royal Bank of Scotland plc	6,665,000	GBP	10,436,250	10,313,434	122,816
9/19/2012	Royal Bank of Scotland plc	7,674,000	GBP	12,016,172	11,839,087	177,085

Net Unrealized Appreciation						$536,959

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/19/2012	Royal Bank of Scotland plc	677,594,000	EUR	$858,132,753	$848,041,209	$(10,091,544)
9/19/2012	Royal Bank of Scotland plc	16,109,000	EUR	20,401,096	20,119,255	(281,841)
9/19/2012	Royal Bank of Scotland plc	756,000	EUR	957,429	942,793	(14,636)
9/19/2012	Royal Bank of Scotland plc	224,330,000	GBP	351,262,424	346,953,663	(4,308,761)
9/19/2012	Royal Bank of Scotland plc	363,062,000	RUB	11,056,219	11,081,802	25,583

Net Unrealized Depreciation						$(14,671,199)

(EUR)—	Euro
(GBP)—	British Pound
(RUB)—	Russian Rouble

8. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
AEX Index Futures	Euronext Amsterdam	7/20/2012	63	$4,656,167	$4,899,190	$243,023
ASX SPI 200 Index Futures	Australian Securities Exchange	9/20/2012	339	35,524,118	35,191,062	(333,056)
Aluminum Futures 3 Months	London Metal Exchange	7/10/2012	13	686,420	610,682	(75,738)
Aluminum Futures 3 Months	London Metal Exchange	7/20/2012	19	983,487	894,724	(88,763)
Aluminum Futures 3 Months	London Metal Exchange	7/26/2012	23	1,197,370	1,084,594	(112,776)
Aluminum Futures 3 Months	London Metal Exchange	8/3/2012	15	788,299	708,656	(79,643)
Aluminum Futures 3 Months	London Metal Exchange	8/24/2012	21	1,055,733	996,833	(58,900)
Aluminum HG Futures	London Metal Exchange	9/19/2012	371	18,290,001	17,710,613	(579,388)
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	9/17/2012	258	33,255,601	33,128,738	(126,863)

MIST-18

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
Brent Crude Oil Pent Financial Futures	New York Mercantile Exchange	7/13/2012	1,546	$156,244,860	$151,198,800	$(5,046,060)
CAC 40 Index Futures	Euronext Paris Monep	7/20/2012	468	17,913,767	18,904,734	990,967
Cattle Feeder Futures	Chicago Mercantile Exchange	8/30/2012	60	4,759,232	4,543,500	(215,732)
Cocoa Futures	ICE Futures U.S., Inc.	9/13/2012	93	2,076,019	2,130,630	54,611
Coffee Futures	ICE Futures U.S., Inc.	9/18/2012	102	5,942,778	6,529,275	586,497
Copper Futures 3 Months	London Metal Exchange	7/10/2012	4	827,361	769,431	(57,930)
Copper Futures 3 Months	London Metal Exchange	7/20/2012	9	1,814,543	1,731,578	(82,965)
Copper Futures 3 Months	London Metal Exchange	7/26/2012	6	1,234,500	1,154,288	(80,212)
Copper Futures 3 Months	London Metal Exchange	8/3/2012	8	1,658,160	1,538,236	(119,924)
Copper Futures 3 Months	London Metal Exchange	8/24/2012	9	1,712,661	1,663,094	(49,567)
Copper LME Futures	London Metal Exchange	9/19/2012	150	27,762,854	28,835,625	1,072,771
Corn Futures	Chicago Board of Trade	9/14/2012	1,096	30,115,448	34,441,800	4,326,352
Cotton No. 2 Futures	ICE Futures U.S., Inc.	12/6/2012	232	8,030,566	8,274,280	243,714
DAX Index Futures	Eurex Deutschland	9/21/2012	82	15,873,581	16,633,184	759,603
Euro Stoxx 50 Index Futures	Eurex Deutschland	9/21/2012	1,766	47,583,411	50,396,354	2,812,943
European Gas Oil (Ice) Futures	New York Mercantile Exchange	7/11/2012	792	68,742,990	67,201,200	(1,541,790)
FTSE 100 Index Futures	NYSE Euronext Liffe	9/21/2012	1,103	93,597,241	95,407,873	1,810,632
FTSE JSE Top 40 Index Futures	South African Futures Exchange	9/20/2012	400	14,956,549	14,456,847	(499,702)
FTSE MIB Index Futures	Italian Derivatives Market	9/21/2012	50	4,046,224	4,522,894	476,670
German Euro Bund Futures	Eurex Deutschland	9/6/2012	5,113	936,051,996	911,693,086	(24,358,910)
Gold 100 oz Futures	Commodities Exchange Center	8/29/2012	168	26,769,120	26,950,560	181,440
Hang Seng China ENT Index Futures	Hong Kong Futures Exchange, Ltd.	7/30/2012	519	31,523,941	31,900,844	376,903
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	7/30/2012	100	12,247,031	12,534,884	287,853
Henry Hub Nat Gas Swap Futures	New York Mercantile Exchange	7/27/2012	2,390	13,855,868	16,873,400	3,017,532
IBEX 35 Index Futures	Meff Renta Variable	7/20/2012	62	5,047,229	5,481,204	433,975
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	9/10/2012	745	1,336,130,449	1,339,201,226	3,070,777
KOSPI 200 Index Futures	Korea Exchange (Futures Market)	9/13/2012	264	28,645,557	28,316,584	(328,973)
Lead Futures	London Metal Exchange	9/19/2012	69	3,277,606	3,207,638	(69,968)
Lead Futures 3 Months	London Metal Exchange	7/10/2012	1	51,044	46,226	(4,818)
Lead Futures 3 Months	London Metal Exchange	7/20/2012	2	104,140	92,544	(11,596)
Lead Futures 3 Months	London Metal Exchange	7/26/2012	2	104,731	92,600	(12,131)
Lead Futures 3 Months	London Metal Exchange	8/3/2012	7	370,805	324,363	(46,442)
Lead Futures 3 Months	London Metal Exchange	8/24/2012	3	145,698	139,123	(6,575)
Lean Hogs Futures	Chicago Mercantile Exchange	7/16/2012	381	12,969,008	14,725,650	1,756,642
Live Cattle Futures	Chicago Mercantile Exchange	8/31/2012	501	23,699,618	24,138,180	438,562
MSCI Taiwan Index Futures	Singapore Exchange	7/30/2012	792	19,414,745	20,069,280	654,535
Nickel Futures	London Metal Exchange	9/19/2012	50	5,167,508	5,018,700	(148,808)
Nickel Futures 3 Months	London Metal Exchange	7/10/2012	2	216,685	200,378	(16,307)
Nickel Futures 3 Months	London Metal Exchange	7/20/2012	2	212,397	200,444	(11,953)
Nickel Futures 3 Months	London Metal Exchange	7/26/2012	2	213,654	200,498	(13,156)
Nickel Futures 3 Months	London Metal Exchange	8/3/2012	4	418,789	388,584	(30,205)
Nickel Futures 3 Months	London Metal Exchange	8/24/2012	2	202,401	200,587	(1,814)
Nymex Heating Oil Pent Futures	New York Mercantile Exchange	7/30/2012	377	41,717,827	42,908,557	1,190,730
RBOB Gasoline Fin Futures	New York Mercantile Exchange	7/30/2012	390	42,366,421	43,108,884	742,463
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	9/21/2012	656	49,739,370	52,178,240	2,438,870
S&P 500 E-Mini Index Futures	CME Index & Options Market	9/21/2012	8,117	532,891,362	550,494,940	17,603,578
S&P Midcap 400 E-Mini Index Futures	CME Index & Options Market	9/21/2012	571	52,326,708	53,645,450	1,318,742
S&P TSE 60 Index Futures	The Montreal Exchange/Bourse De Montreal	9/20/2012	380	48,396,152	49,372,753	976,601
SGX CNX NIFTY Index Futures	Singapore Exchange	7/26/2012	1,183	12,128,517	12,526,787	398,270
Silver Futures	Commodities Exchange Center	9/26/2012	29	3,961,402	4,003,740	42,338
Soybean Futures	Chicago Board of Trade	11/14/2012	335	22,874,883	23,914,813	1,039,930
Sugar No. 11 Futures	ICE Futures U.S., Inc.	9/28/2012	675	15,108,366	15,883,560	775,194
Topix Index Futures	Tokyo Stock Exchange	9/14/2012	948	84,023,598	91,200,600	7,177,002

MIST-19

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	9/19/2012	5,287	$702,701,103	$705,153,625	$2,452,522
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	9/26/2012	2,107	392,253,922	393,048,748	794,826
WTI Bullet Swap Financial Futures	New York Mercantile Exchange	7/19/2012	2,991	249,137,562	254,115,360	4,977,798
Wheat Futures	Chicago Board of Trade	9/14/2012	791	27,370,520	29,949,238	2,578,718
Zinc Futures	London Metal Exchange	9/19/2012	97	4,582,948	4,557,788	(25,160)
Zinc Futures 3 Months	London Metal Exchange	7/10/2012	4	200,238	188,097	(12,141)
Zinc Futures 3 Months	London Metal Exchange	7/20/2012	5	250,350	235,204	(15,146)
Zinc Futures 3 Months	London Metal Exchange	7/26/2012	5	251,643	224,484	(27,159)
Zinc Futures 3 Months	London Metal Exchange	8/3/2012	5	252,165	235,223	(16,942)
Zinc Futures 3 Months	London Metal Exchange	8/24/2012	5	235,243	235,033	(210)

Net Unrealized Appreciation						$33,796,161

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
Aluminum Futures 3 Months	London Metal Exchange	7/10/2012	(13)	$(684,109)	$(610,682)	$73,427
Aluminum Futures 3 Months	London Metal Exchange	7/20/2012	(19)	(984,651)	(894,724)	89,927
Aluminum Futures 3 Months	London Metal Exchange	7/26/2012	(23)	(1,197,696)	(1,084,594)	113,102
Aluminum Futures 3 Months	London Metal Exchange	8/3/2012	(15)	(785,231)	(708,656)	76,575
Aluminum Futures 3 Months	London Metal Exchange	8/24/2012	(21)	(1,069,792)	(996,833)	72,959
Copper Futures 3 Months	London Metal Exchange	7/10/2012	(4)	(825,995)	(769,431)	56,564
Copper Futures 3 Months	London Metal Exchange	7/20/2012	(9)	(1,816,864)	(1,731,578)	85,286
Copper Futures 3 Months	London Metal Exchange	7/26/2012	(6)	(1,236,742)	(1,154,288)	82,454
Copper Futures 3 Months	London Metal Exchange	8/3/2012	(8)	(1,651,590)	(1,538,236)	113,354
Copper Futures 3 Months	London Metal Exchange	8/24/2012	(9)	(1,712,014)	(1,663,094)	48,920
Lead Futures 3 Months	London Metal Exchange	7/10/2012	(1)	(50,999)	(46,225)	4,774
Lead Futures 3 Months	London Metal Exchange	7/20/2012	(2)	(104,497)	(92,544)	11,953
Lead Futures 3 Months	London Metal Exchange	7/26/2012	(2)	(105,172)	(92,600)	12,572
Lead Futures 3 Months	London Metal Exchange	8/3/2012	(7)	(369,241)	(324,363)	44,878
Lead Futures 3 Months	London Metal Exchange	8/24/2012	(3)	(146,021)	(139,123)	6,898
Nickel Futures 3 Months	London Metal Exchange	7/10/2012	(2)	(216,717)	(200,378)	16,339
Nickel Futures 3 Months	London Metal Exchange	7/20/2012	(2)	(212,697)	(200,444)	12,253
Nickel Futures 3 Months	London Metal Exchange	7/26/2012	(2)	(215,205)	(200,498)	14,707
Nickel Futures 3 Months	London Metal Exchange	8/3/2012	(4)	(419,275)	(388,584)	30,691
Nickel Futures 3 Months	London Metal Exchange	8/24/2012	(2)	(203,745)	(200,587)	3,158
Zinc Futures 3 Months	London Metal Exchange	7/10/2012	(4)	(199,795)	(188,097)	11,698
Zinc Futures 3 Months	London Metal Exchange	7/20/2012	(5)	(251,119)	(235,204)	15,915
Zinc Futures 3 Months	London Metal Exchange	7/26/2012	(5)	(252,119)	(224,485)	27,634
Zinc Futures 3 Months	London Metal Exchange	8/3/2012	(5)	(251,244)	(235,223)	16,021
Zinc Futures 3 Months	London Metal Exchange	8/24/2012	(5)	(235,369)	(235,033)	336

Net Unrealized Appreciation						$1,042,395

MIST-20

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

9. Swap Agreements

Open swap on futures agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	—	0.000%	8/15/2012	Bank of America Securities LLC	Sao Paulo Stock Exchange Index Futures	48,119,292	BRL	$(209,556)	$(209,556)
Receive	—	0.000%	9/6/2012	Bank of America Securities LLC	Euro Bond Futures	84,585,976	EUR	(2,911,124)	(2,911,124)
Receive	—	0.000%	9/10/2012	Bank of America Securities LLC	10 Year Japanese Government Bond Futures	46,432,018,800	JPY	1,545,521	1,545,521
Receive	—	0.000%	9/17/2012	Bank of America Securities LLC	RTS Index Futures	9,790,296	USD	314,061	314,061
Receive	—	0.000%	9/19/2012	Bank of America Securities LLC	10 Year U.S. Treasury Note Futures	1,059,756,632	USD	2,841,993	2,841,993
Receive	—	0.000%	9/21/2012	Bank of America Securities LLC	Swiss Market index Futures	32,940,193	CHF	979,421	979,421
Receive	—	0.000%	9/26/2012	Bank of America Securities LLC	10 Year United Kingdom Gilt	17,910,925	GBP	116,967	116,967
Pay	1-Month USD-LIBOR	0.2438%	9/19/2012	Bank of America Securities LLC	Russian Depositary Index	890,896	USD	6,703	6,703

Totals								$2,683,986	$2,683,986

BRL—	Brazilian Real
CHF—	Swiss Franc
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen
USD—	United States Dollar

10. Reverse Repurchase Agreements

Reverse repurchase agreements as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Par Value	Net Closing Amount
Barclays Bank Plc	0.29%	6/20/2012	7/18/2012	USD 488,587,500	$488,587,500

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

11. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

12. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

MIST-21

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

13. Income Tax Information

The tax character of distributions paid for the period ended December 31, 2011 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
$37,824,231	$4,611,260	$42,435,491

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$26,205,805	$12,339,949	$(8,131,555)	$—	$30,414,199

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

14. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-22

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-23

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-24

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Met Investors Series Trust BlackRock Global Tactical Strategies Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B shares of the BlackRock Global Tactical Strategies Portfolio returned 3.47%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2012 has been one characterized by distinct risk-on and risk-off periods. Near the end of 2011, fears over a disorderly Greek default, hard landing in China and patchy growth in the U.S. dominated investors’ thoughts. With the start of 2012, a number of these fears began to recede and risk assets showed strong performance through January and February with a slight slowdown in March. Perhaps the most important factor for investors was improvement of the Eurozone debt situation. The European Central Bank laid the groundwork for the rally when it started its three-year Long-term Refinancing Operation (LTRO) in December 2011. This was followed in February with a debt-swap agreement on Greek debt involving significant private sector involvement (PSI) which in turn triggered a credit event—as expected. Somewhat ironically this last event was supportive of markets with credit default swaps proving to be a way to hedge sovereign risk. Liquidity improved elsewhere around the globe as well, particularly in Japan, where the central bank intervened with a ¥10 trillion intervention. In emerging markets a large area of concern was the tight monetary policy as a result of rising inflation; this trend has eased slightly as inflation numbers began to come under control in January.

In the second quarter of 2012 we continued to focus our energies on the twin perils of the European sovereign debt crisis and the weakening of global economic data. Europe remains our principal concern, and we feel that measures taken so far by policy makers fall far short of a solution to the crisis. Headlines have focused on Spanish bailouts and Greek elections, but Europe needs to progress more forcefully to a unified banking system with a single set of regulations and a Europe-wide deposit guarantee scheme. Given the complexities of this crisis, a grand solution will take time and we expect the region to continue to be a source of market volatility. Despite this near-term caution, we still believe there is scope for risk assets to trend higher over the medium-term. Although problems in Europe pose a significant risk to the global economy, we believe a solution is still possible. With Spanish and Italian bond yields rising to unsustainable levels and economic data in Germany and the U.S. disappointing, more pressure is being applied to policy makers to take decisive action. We expect the U.S. to avoid recession, and emerging markets to experience an eventual reacceleration in growth supported by a gradual easing of monetary policy. The weaker data coming from the U.S. in recent months has disappointed, but the evidence suggests that U.S. growth is more likely to be moderating than reversing.

PORTFOLIO REVIEW/PERIOD END POSITIONING

During the first quarter, the Portfolio allocated away from cash and into risk assets. A notable tilt in the first quarter was an allocation to emerging markets and Japanese equities, both of which added to performance in the first quarter. In the second quarter, macro-economic data became less supportive of growth and market sentiment once again turned negative on reports of further Eurozone instability. As such, the Portfolio started building up a tactical position in cash. On a pro-rata basis the tactical tilts within the Portfolio remained mostly the same; however, the composition of those tilts was altered slightly. The Portfolio exited its position in Japanese equities and added to positions in Italian equities. Within the U.S. we decreased allocations to Energy in favor of Industrials and Health Care as both of these sectors appeared to be favorably valued. Industrials appeared likely to benefit from dispersion between demand and supply for industrial production, with supply being at recent lows.

On a year-to-date basis, the Portfolio underperformed relative to the Dow Jones Moderate Index. The main driver of relative outperformance was the weight to cash during the first two quarters of the year. The Portfolio was overweight cash in both the first and second quarters; which detracted from performance in the first quarter, but added to performance in the second quarter. A further aid to portfolio performance over the period was the underweight to international equities throughout the first half of the year.

The Portfolio held derivatives during the period as part of its investment strategy. The Portfolio employs derivatives to hedge and/or take outright views on interest rate swaps and index futures. Futures positions were added on May 15, 2012, and at period end the Portfolio held DAX futures (German equities) and FTSE/MIB futures (Italian equities). The Portfolio systematically employs interest rate swaps to protect against market volatility. Overall, derivatives had a positive effect on performance for the period.

Overall, the major Portfolio tilts have remained unchanged. At period end the strategy held a tactical overweight to cash at approximately 21.9% of the Portfolio, but continued to favor equities relative to fixed income. Within the equity allocations, the Portfolio was overweight in U.S. equities relative to European equities. Within the fixed income allocations, holdings reflected a preference for credit over Sovereign debt and accessed this theme through both Investment Grade and High Yield debt.

Philip Green

Portfolio Manager

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO MANAGED BY
BLACKROCK FINANCIAL MANAGEMENT, INC. VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
BlackRock Global Tactical Strategies Portfolio
Class B	3.47	0.95	-0.05
Dow Jones Moderate Index[1]	4.82	0.68	-0.74

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 5/2/2011. Index returns are based on an inception date of 5/2/2011.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
iShares MSCI EAFE Index Fund	15.9
SPDR S&P 500 ETF Trust	8.2
iShares iBoxx $ Investment Grade Corporate Bond Fund	7.3
Vanguard Total Bond Market ETF	6.4
iShares Barclays Aggregate Bond Fund	6.4
Technology Select Sector SPDR Fund ETF	4.0
iShares iBoxx $ High Yield Corporate Bond Fund	3.6
iShares Barclays 1-3 Year Credit Bond Fund	3.5
Industrial Select Sector SPDR Fund	2.9
Vanguard Dividend Appreciation ETF	2.9

MIST-2

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Global Tactical Strategies Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B(a)	Actual	0.93%	$1,000.00	$1,034.70	$4.70
	Hypothetical*	0.93%	$1,000.00	$1,020.24	$4.67

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

MIST-3

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Investment Company Securities—74.1% of Net Assets

Security Description	Shares	Value
Energy Select Sector SPDR Fund (a)	1,268,091	$84,163,200
Health Care Select Sector SPDR Fund (a)	3,509,506	133,361,228
Industrial Select Sector SPDR Fund (a)	4,456,639	158,968,313
iShares Barclays 1-3 Year Credit Bond Fund (b)	1,830,629	191,685,163
iShares Barclays Aggregate Bond Fund (b)	3,143,013	349,817,347
iShares iBoxx $ High Yield Corporate Bond Fund (b)	2,168,214	197,784,481
iShares iBoxx $ Investment Grade Corporate Bond Fund (b)	3,368,383	396,323,944
iShares MSCI EAFE Index Fund (b)	17,430,079	870,806,747
iShares Russell 2000 Index Fund (b)	1,670,173	133,029,279
iShares S&P 100 Index Fund (b)	1,326,534	82,868,579
Market Vectors Agribusiness ETF (a)	2,905,080	144,033,866
SPDR S&P 500 ETF Trust	3,304,400	450,290,588
Technology Select Sector SPDR Fund ETF (a)	7,594,063	218,329,311
Vanguard Dividend Appreciation ETF	2,804,085	158,963,579
Vanguard MSCI Emerging Markets ETF	3,306,000	132,074,700
Vanguard Total Bond Market ETF	4,149,485	350,133,544

Total Investment Company Securities (Cost $4,024,286,753)		4,052,633,869

Short-Term Investments—31.7%

Mutual Fund—7.1%
State Street Navigator Securities Lending Prime Portfolio (c)	389,385,855	389,385,855

Repurchase Agreement—24.6%

Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $1,343,983,120 on 07/02/12, collateralized by $11,665,000 Federal National Mortgage Association at 0.750% due 04/10/15 with a value of $11,679,581; $383,715,000 U.S. Treasury Note 2.375% due 02/28/15 with a value of $406,586,716; $91,735,000 U.S. Treasury Note at 0.375% due 03/15/15 with a value of $91,735,000; $150,000,000 U.S. Treasury Note at 1.750% due 03/31/14 with a value of $154,342,800; $0108,360,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $110,391,750; $245,575,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $245,268,031; $3,930,000 Federal Home Loan Bank at 0.400% due 02/27/14 with a value of $3,939,825; $100,000,000 U.S. Treasury Note at 1.875% due 02/28/14 with a value of $103,179,000; $204,425,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $204,169,469; $25,215,000 Federal National Mortgage Association at 0.750% due 04/10/15 with a value of $25,246,519; $14,350,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $14,332,063.

	$1,343,982,000	$1,343,982,000

Total Short-Term Investments (Cost $1,733,367,855)		1,733,367,855

Total Investments—105.8% (Cost $5,757,654,608#)		5,786,001,724
Other assets and liabilities (net)—(5.8)%		(319,611,252)

Net Assets—100.0%		$5,466,390,472

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $5,757,654,608. The aggregate unrealized appreciation and depreciation of investments were $70,887,191 and $(42,540,075), respectively, resulting in net unrealized appreciation of $28,347,116 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of June 30, 2012, the market value of securities loaned was $390,652,760 and the collateral received consisted of cash in the amount of $389,385,855. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer. (See Note 9 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities*	$4,052,633,869	$—	$—	$4,052,633,869
Short-Term Investments
Mutual Fund	389,385,855	—	—	389,385,855
Repurchase Agreement	—	1,343,982,000	—	1,343,982,000
Total Short-Term Investments	389,385,855	1,343,982,000	—	1,733,367,855
Total Investments	$4,442,019,724	$1,343,982,000	$—	$5,786,001,724

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$14,317,789	$—	$—	$14,317,789
Total Futures Contracts	14,317,789	—	—	14,317,789
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$40,548,199	$—	$40,548,199
Swap Contracts at Value (Liabilities)	—	(181,085)	—	(181,085)
Total Swap Contracts	$—	$40,367,114	$—	$40,367,114

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$2,219,704,184
Affiliated investments at value (c)		2,222,315,540
Repurchase Agreement		1,343,982,000
Cash		20,029,237
Cash denominated in foreign currencies (d)		9,701
Cash collateral		19,989,000
Receivable for shares sold		6,755,413
Net variation margin on futures contracts		11,304,928
Dividends receivable		3,170,905
Interest receivable		747
Swap interest receivable		4,908,692
Swaps at market value		40,548,199

Total Assets		5,892,718,546
Liabilities
Payables for:
Shares redeemed	$582,792
Cash collateral	31,230,000
Swaps at market value	181,085
Variation margin on futures contracts	40,174
Collateral for securities loaned	389,385,855
Swap interest	855,336
Accrued expenses:
Management fees	2,838,858
Distribution and service fees—Class B	1,072,953
Administration fees	13,788
Custodian and accounting fees	54,603
Deferred trustees’ fees	10,492
Other expenses	62,138

Total Liabilities		426,328,074

Net Assets		$5,466,390,472

Net assets represented by
Paid in surplus		$5,368,295,397
Accumulated net realized loss		(15,833,984)
Unrealized appreciation on investments, affiliated investments, futures contracts, swap contracts and foreign currency transactions		83,032,063
Undistributed net investment income		30,896,996

Net Assets		$5,466,390,472

Net Assets
Class B		$5,466,390,472
Capital Shares Outstanding*
Class B		555,163,139
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$9.85

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement and affiliated investments, was $2,184,626,784.
(b)	Includes securities loaned at value of $390,652,760.
(c)	Identified cost of affiliated investments was $2,229,045,824.
(d)	Identified cost of cash denominated in foreign currencies was $9,657.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Underlying ETFs		$15,072,602
Dividends from affiliated investments		37,133,177
Interest (a)		276,991

Total investment income		52,482,770
Expenses
Management fees	$15,411,659
Administration fees	66,004
Custodian and accounting fees	141,749
Distribution and service fees—Class B	5,812,807
Audit and tax services	21,943
Legal	24,006
Trustees’ fees and expenses	17,113
Shareholder reporting	83,734
Insurance	762
Miscellaneous	323

Total expenses	21,580,100

Net Investment Income		30,902,670

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments, Futures Contracts and Swap Contracts
Net realized gain (loss) on:
Investments		40,229,057
Affiliated investments		(23,140,559)
Futures contracts		(2,558,315)
Swap contracts		22,231,986
Capital gain distributions received from Underlying ETFs		315,361

Net realized gain on investments, affiliated investments, futures contracts, swap contracts and capital gain distributions from Underlying ETF’s		37,077,530

Net change in unrealized appreciation on:
Investments		13,339,389
Affiliated investments		11,469,182
Futures contracts		14,317,789
Swap contracts		26,813,083
Foreign currency transactions		44

Net change in unrealized appreciation on investments, affiliated investments, futures contracts, swap contracts and foreign currency transactions		65,939,487

Net realized and unrealized gain on investments, affiliated investments, futures contracts, and swap contracts		103,017,017

Net Increase in Net Assets From Operations		$133,919,687

(a)	Includes net income on securities loaned of $227,556.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011(a)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$30,902,670	$16,285,528
Net realized gain (loss) on investments, affiliated investments, futures contracts, swap contracts and capital gain distributions from Underlying ETF’s	37,077,530	(17,376,624)
Net change in unrealized appreciation on investments, affiliated investments, futures contracts, swap contracts and foreign currency transactions	65,939,487	17,092,576

Net increase in net assets resulting from operations	133,919,687	16,001,480

Distributions to Shareholders
Class B	—	(24,070,869)
From net realized capital gains
Class B	(77,273)	(27,949,913)

Net decrease in net assets resulting from distributions	(77,273)	(52,020,782)

Net increase in net assets from capital share transactions	1,646,802,952	3,721,764,408

Net Increase in Net Assets	1,780,645,366	3,685,745,106

Net Assets
Net assets at beginning of period	3,685,745,106	—

Net assets at end of period	$5,466,390,472	$3,685,745,106

Undistributed (distributions in excess of ) net investment income at end of period	$30,896,996	$(5,674)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
	Shares	Value	Shares	Value
Class B
Sales	169,426,347	$1,659,370,273	382,952,523	$3,683,490,129
Reinvestments	7,829	77,273	5,493,219	52,020,782
Redemptions	(1,303,168)	(12,644,594)	(1,413,611)	(13,746,503)

Net increase	168,131,008	$1,646,802,952	387,032,131	$3,721,764,408

Increase derived from capital shares transactions		$1,646,802,952		$3,721,764,408

(a)	Commencement of operations was 5/2/2011.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$9.52		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.06		0.09
Net realized and unrealized gain (loss) on investments	0.27		(0.44)

Total from investment operations	0.33		(0.35)

Less Distributions
Distributions from net investment income	(0.00)		(0.06)
Distributions from net realized capital gains	(0.00	)(c)	(0.07)

Total distributions	(0.00)		(0.13)

Net Asset Value, End of Period	$9.85		$9.52

Total Return (%) (d)	3.47	(e)	(3.41	)(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.93	(f)	0.96	(f)
Ratio of net expenses to average net assets (%) (g)	0.93	(f)	0.92	(f)
Ratio of net investment income to average net assets (%) (h)	1.33	(f)	1.45	(f)
Portfolio turnover rate (%)	41.0	(e)	74.7	(e)
Net assets, end of period (in millions)	$5,466.4		$3,685.7

(a)	Commencement of operations was 5/2/2011.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net realized capital gains were less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Global Tactical Strategies Portfolio (the “Portfolio”) (commenced operations on May 2, 2011), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

The Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets

MIST-9

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on

MIST-10

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with BlackRock Financial Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

MIST-11

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$15,411,659	0.800%	First $100 Million
	0.750%	$100 Million to $300 Million
	0.700%	$300 Million to $600 Million
	0.675%	$600 Million to $1 Billion
	0.650%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying ETFs fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B
1.15%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MIST-12

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$3,239,275,949	$—	$1,494,905,619

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rate risk. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum

MIST-13

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swaps at market value	$40,548,199	Swaps at market value	$181,085
	Unrealized appreciation
	on futures contracts*	14,317,789

Total		$54,865,988		$181,085

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Swap contracts	$22,231,986	$—	$22,231,986
Futures contracts	—	(2,558,315)	(2,558,315)

	$22,231,986	$(2,558,315)	$19,673,671

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)
Swap contracts	$26,813,083	$—	$26,813,083
Futures contracts	—	14,317,789	14,317,789

	$26,813,083	$14,317,789	$41,130,872

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Swap contracts	1,220,833,333
Futures contracts	23,581

(a)	Averages are based on activity levels during 2012.

6. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
DAX Index Futures	Eurex Deutschland	9/21/2012	516	$100,480,951	$104,667,351	$4,186,400
FTSE MIB Index Futures	Italian Derivatives Market	9/21/2012	1,190	97,513,491	107,644,881	10,131,389

Total Unrealized Appreciation						$14,317,789

7. Swap Agreements

Open interest rate swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating RateIndex	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	USD 3ML	2.163%	11/03/2021	Deutsche Bank AG	100,000,000	USD	$4,064,750	$—	$4,064,750
Pay	USD 3ML	2.143%	12/09/2021	Goldman Sachs & Co.	150,000,000	USD	5,719,620	—	5,719,620
Pay	USD 3ML	2.095%	01/23/2022	Credit Suisse Group AG	40,000,000	USD	1,313,968	—	1,313,968

MIST-14

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Pay/Receive Floating Rate	Floating RateIndex	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	USD 3ML	1.945%	02/03/2022	Credit Suisse Group AG	50,000,000	USD	$951,625	$—	$951,625
Pay	USD 3ML	2.080%	02/27/2022	Deutsche Bank AG	50,000,000	USD	1,530,200	—	1,530,200
Pay	USD 3ML	2.346%	03/19/2022	Deutsche Bank AG	75,000,000	USD	4,086,450	—	4,086,450
Pay	USD 3ML	2.279%	04/11/2022	Deutsche Bank AG	35,000,000	USD	1,677,599	—	1,677,599
Pay	USD 3ML	2.060%	05/04/2022	Credit Suisse Group AG	242,000,000	USD	6,608,318	—	6,608,318
Pay	USD 3ML	2.060%	05/04/2022	Deutsche Bank AG	497,000,000	USD	13,571,629	—	13,571,629
Pay	USD 3ML	1.988%	05/10/2022	Deutsche Bank AG	50,000,000	USD	1,024,040	—	1,024,040
Pay	USD 3ML	1.741%	06/19/2022	UBS AG	50,000,000	USD	(181,085)	—	(181,085)

Totals							$40,367,114	$—	$40,367,114

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

9. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying ETF’s for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETF’s net assets. Transactions in the Underlying ETF’s for the six months ended June 30, 2012 were as follows:

Underlying ETF/Security	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
iShares Barclays 1-3 Year Credit Bond Fund	678,102	1,152,527	—	1,830,629
iShares Barclays Aggregate Bond Fund	2,842,613	1,385,172	(1,084,772)	3,143,013
iShares Dow Jones EPAC Select Dividend Index Fund	496,844	68,098	(564,942)	—
iShares iBoxx $ High Yield Corporate Bond Fund	1,056,847	1,111,367	—	2,168,214
iShares iBoxx $ Investment Grade Corporate Bond Fund	860,011	2,508,372	—	3,368,383
iShares MSCI EAFE Index Fund	7,772,838	13,049,620	(3,392,379)	17,430,079
iShares MSCI Germany Index Fund	1,374,130	2,568,426	(3,942,556)	—
iShares MSCI Japan Index Fund	8,545,718	11,739,179	(20,284,897)	—
iShares Russell 2000 Index Fund	709,762	1,015,290	(54,879)	1,670,173
iShares Russell 3000 Index Fund	1,026,173	62,566	(1,088,739)	—
iShares S&P 100 Index Fund	1,232,942	424,192	(330,600)	1,326,534

Underlying ETF/Security	Net Realized Gain/(Loss) on Sales of Underlying ETFs	Capital Gain Distributions from Underlying ETFs	Dividend Income from Underlying ETFs	Ending Value as of June 30, 2012
iShares Barclays 1-3 Year Credit Bond Fund	$—	$—	$1,121,433	$191,685,163
iShares Barclays Aggregate Bond Fund	2,792,891	—	3,638,228	349,817,347
iShares Dow Jones EPAC Select Dividend Index Fund	499,582	—	—	—
iShares iBoxx $ High Yield Corporate Bond Fund		—	5,149,746	197,784,481
iShares iBoxx $ Investment Grade Corporate Bond Fund		—	5,377,285	396,323,944
iShares MSCI EAFE Index Fund	(17,265,474)	—	20,028,729	870,806,747
iShares MSCI Germany Index Fund	67,235	—	—	—
iShares MSCI Japan Index Fund	(16,399,846)	—	—	—
iShares Russell 2000 Index Fund	193,877	—	1,049,724	133,029,279
iShares Russell 3000 Index Fund	4,826,365	—	—	—
iShares S&P 100 Index Fund	2,144,811	—	808,033	82,868,579

	$(23,140,559)	$—	$37,173,177	$2,222,315,540

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are

MIST-15

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

11. Income Tax Information

The tax character of distributions paid for the period ended December 31, 2011 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
$51,174,626	$846,156	$52,020,782

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$—	$93,517	$(35,835,181)	$—	$(35,741,664)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

12. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-16

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-17

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

Simplify your life…

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Met Investors Series Trust BlackRock High Yield Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the BlackRock High Yield Portfolio returned 7.63% and 7.46%, respectively. The Portfolio’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index1, returned 7.23% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The high yield market returned 7.2%, as measured by the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, in the first half of 2012, finishing as one of the top fixed income performers. High yield generally advanced through April, but corrected in May amid renewed concerns around European weakness and deteriorating global growth. Positive developments in June however lifted risk markets and reversed May’s sell-off, helping high yield achieve positive second quarter returns. During the period high yield risk premiums tightened 92 basis points (bps) to finish at Treasuries plus 658 bps, representing a yield to worst of 7.3%.

Strengthening credit trends and improving fundamentals persisted in the first half of 2012, witnessed by the number of levered issuer upgrades outpacing downgrades. A robust new-issue market priced $162 billion high yield bonds, with the majority dedicated to refinancing as issuers continued to enhance liquidity. Large demand for yield fueled $20 billion high yield mutual fund inflows year-to-date as of June 30, 2012, surpassing 2011’s entire total. Default activity remained modest with seventeen companies defaulting for $11.6 billion, bringing the twelve-month default rate to 2.2%, merely half the 4.2% historical average. Given strong credit conditions, we expect defaults to remain low and believe current high yield spreads remain very attractive versus low defaults.

PORTFOLIO REVIEW/PERIOD END POSITIONING

During the first half of 2012, the BlackRock High Yield Portfolio outperformed its benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. The Portfolio largely benefitted from its equity holdings (i.e., Delphi, Charter), which noticeably outperformed high yield in the period. Strong security selection in the Non Captive Diversified (primarily driven by Ally Financial) and Electric boosted results. Conversely, a larger cash position held at the beginning of the period created some performance drag, and negative selection in Gaming and an underweight to Banking also subtracted from performance.

After remaining defensive in the second half of 2011, the Portfolio increased risk strategically in early 2012 by removing hedges and putting cash to work to become fully invested as macroeconomic conditions improved. However, the Portfolio added back some hedges later in the period given re-emerging Eurozone concerns and global fears.

Despite the ramp-up in risk during the period, the Portfolio continued to favor higher-quality issuers with stable cash flows while remaining generally cautious of higher-beta and lower-quality credits with greater economic sensitivity. The Portfolio also increased exposure to favorably priced bank loans offering solid relative value, particularly in names where loans offered similar yields to higher-quality high yield bonds, but stronger downside protection. It continued to hold positions in convertibles and equities in select scenarios where they offer superior risk-reward in the capital structure.

The Portfolio held derivatives during the period as part of its investment strategy. Derivatives are used by the portfolio management team as a means to hedge and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Portfolio. During the period, the Portfolio used equity futures and CDX as a means to tactically hedge the Portfolio against volatility in global markets. The use of equity futures detracted from performance during the period. However, CDX positions contributed positively to performance and outweighed the negative perforamce of the equity futures. As a result, derivatives exposure overall has a slightly positive effect on the Portfolio.

We remained constructive on high yield long-term, but acknowledge that short-term uncertainty around global policy decisions will likely influence growth and systemic-risk in the second half of the year. At period end, we continued to see value in the single B space where strong balance sheets prevail. On a relative value basis, we believe high yield is very attractive compared to other fixed income asset classes given its high income and limited duration in the low interest rate environment. At period end, we believed high yield remained appealing versus equities as it has historically produced equity-like returns with less volatility. High yield provided attractive risk-adjusted returns as strong credit fundamentals, good technicals, and appealing valuations persisted against a complex global backdrop.

James Keenan

Mitch Garfin

Charlie McCarthy

Derek Schoenhofen

Portfolio Managers

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

BlackRock High Yield Portfolio

BLACKROCK HIGH YIELD PORTFOLIO MANAGED BY

BLACKROCK FINANCIAL MANAGEMENT, INC. VS. BARCLAYS U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
BlackRock High Yield Portfolio
Class A	7.63	5.98	7.30	8.81	—
Class B	7.46	5.67	—	—	8.65
Barclays U.S. Corporate High Yield 2% Issuer Capped Index[1]	7.23	7.21	8.62	10.10	—

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. It limits issue exposure to a 2% maximum.

2 “ Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 8/30/1996. Inception of Class B shares is 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Clear Channel Worldwide Holdings, Inc.	2.0
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.	1.8
Delphi Automotive plc	1.7
HCA, Inc.	1.7
Level 3 Financing, Inc.	1.4
Charter Communications, Inc.	1.4
First Data Corp.	1.3
Ally Financial, Inc., Series G	1.3
HD Supply, Inc.	1.3
Chesapeake Energy Corp.	1.2

Top Sectors

% of Market Value of Total Investments
Domestic Bonds & Debt Securities	59.9
Foreign Bonds & Debt Securities	18.1
Loan Participations	12.9
Common Stocks	4.6
Preferred Stocks	2.0
Convertible Bonds	1.0
Cash & Cash Equivalents	0.7
Convertible Preferred Stocks	0.7

MIST-2

Met Investors Series Trust

BlackRock High Yield Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock High Yield Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.66%	$1,000.00	$1,076.30	$3.41
	Hypothetical*	0.66%	$1,000.00	$1,021.58	$3.32

Class B	Actual	0.91%	$1,000.00	$1,074.60	$4.69
	Hypothetical*	0.91%	$1,000.00	$1,020.34	$4.57

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—60.3% of Net Assets

Security Description	Par Amount†	Value

Aerospace & Defense—2.0%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,070,000	$1,075,105
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	790,000	827,525
7.125%, 03/15/21 (a)	1,770,000	1,858,500
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	1,916,000	2,074,070
National Air Cargo Group, Inc. 12.375%, 09/02/15 (b)	3,889,879	3,993,660
Sequa Corp. 11.750%, 12/01/15 (144A)	1,980,000	2,098,800
13.500%, 12/01/15 (144A)	4,375,573	4,659,985

		16,587,645

Airlines—1.1%
American Airlines Pass-Through Trust
Series 2011-2 Class A 8.625%, 04/15/23	2,853,206	2,995,866
Delta Air Lines, Inc. Series B 9.750%, 06/17/18	277,381	295,411
United Air Lines, Inc. 12.750%, 07/15/12	2,946,240	2,960,971
US Airways Pass-Through Trust
Series 2011-1, Class C
10.875%, 10/22/14	1,475,857	1,512,754
Series 2012-1, Class C
9.125%, 10/01/15	1,400,000	1,417,500

		9,182,502

Auto Components—0.3%
Delphi Corp. 6.125%, 05/15/21 (a)	970,000	1,064,575
IDQ Holdings, Inc. 11.500%, 04/01/17 (144A)	1,200,000	1,254,000
Lear Corp. 5.750%, 08/01/14 (c)	1,395,000	15,694
Series B 8.500%, 12/01/13 (c)	1,530,000	17,212

		2,351,481

Automobiles—0.1%
General Motors Financial Co., Inc. 6.750%, 06/01/18 (a)	780,000	853,682

Beverages—0.1%
Constellation Brands, Inc. 6.000%, 05/01/22 (a)	885,000	953,588

Biotechnology—0.0%
QHP Royalty Sub LLC 10.250%, 03/15/15 (144A)	144,764	145,188

Building Products—0.4%
Building Materials Corp. of America 7.000%, 02/15/20 (144A)	560,000	606,200
Security Description	Par Amount†	Value

Building Products—(Continued)
6.750%, 05/01/21 (144A)	2,090,000	$2,241,525

		2,847,725

Capital Markets—1.0%
American Capital, Ltd.
7.960%, 12/31/13 (a)	1,210,000	1,217,804
E*Trade Financial Corp.
12.500%, 11/30/17	2,980,000	3,430,725
Lehman Brothers Holdings, Inc.
5.375%, 10/17/12 (EUR) (c)	350,000	110,731
8.800%, 03/01/15 (c)	489,000	113,693
Series 1937 4.750%, 01/16/14 (EUR) (c)	2,140,000	677,042
Series 5921 0.000%, 02/05/14 (EUR) (c) (f)	4,500,000	1,409,450
Series H 5.750%, 05/17/13 (c)	1,740,000	404,550
Samson Investment Co.
9.750%, 02/15/20 (144A)	745,000	742,206

		8,106,201

Chemicals—1.6%
American Pacific Corp.
9.000%, 02/01/15	150,000	148,875
Celanese U.S. Holdings LLC
6.625%, 10/15/18	1,040,000	1,136,200
5.875%, 06/15/21	3,138,000	3,369,427
Chemtura Corp.
7.875%, 09/01/18	640,000	676,000
Hexion US Finance Corp.
6.625%, 04/15/20 (a)	1,365,000	1,405,950
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
9.000%, 11/15/20 (a)	1,555,000	1,348,962
Huntsman International LLC
8.625%, 03/15/20	255,000	287,513
8.625%, 03/15/21	805,000	911,663
Momentive Performance Materials, Inc.
11.500%, 12/01/16 (a)	1,495,000	1,121,250
Nexeo Solutions LLC / Nexeo Solutions Finance Corp.
8.375%, 03/01/18	635,000	619,125
PolyOne Corp.
7.375%, 09/15/20	690,000	734,850
Solutia, Inc.
7.875%, 03/15/20	1,195,000	1,401,137
TPC Group LLC
8.250%, 10/01/17	75,000	79,688

		13,240,640

Commercial Banks—0.9%
CIT Group, Inc.
7.000%, 05/02/16 (144A) (a)	1,392,000	1,397,220
7.000%, 05/02/17 (144A) (a)	1,906,501	1,912,459
5.000%, 05/15/17 (a)	1,190,000	1,226,444

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
CIT Group, Inc.
5.250%, 03/15/18	980,000	$1,013,075
5.500%, 02/15/19 (144A)	1,660,000	1,709,800

		7,258,998

Commercial Services & Supplies—1.3%
ARAMARK Corp. 3.966%, 02/01/15 (d)	480,000	478,800
8.500%, 02/01/15	438,000	448,954
ARAMARK Holdings Corp. 8.625%, 05/01/16 (144A) (e)	715,000	733,776
Brickman Group Holdings, Inc. 9.125%, 11/01/18 (144A)	79,000	77,420
Casella Waste Systems, Inc. 7.750%, 02/15/19	2,214,000	2,191,860
Clean Harbors, Inc. 7.625%, 08/15/16 (a)	1,020,000	1,069,725
Covanta Holding Corp. 6.375%, 10/01/22 (a)	810,000	860,215
Mead Products LLC / ACCO Brands Corp. 6.750%, 04/30/20 (144A)	1,072,000	1,136,320
Mobile Mini, Inc. 7.875%, 12/01/20	1,135,000	1,205,938
ServiceMaster Co. 8.000%, 02/15/20 (a)	1,990,000	2,176,562
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (b) (c)	70,000	7

		10,379,577

Communications Equipment—0.2%
Avaya, Inc. 9.750%, 11/01/15 (a)	1,580,000	1,315,350

Construction & Engineering—0.1%
URS Corp. 5.000%, 04/01/22 (144A)	1,070,000	1,058,924

Consumer Finance—0.8%
Ally Financial, Inc. 8.000%, 11/01/31	3,780,000	4,450,950
Credit Acceptance Corp. 9.125%, 02/01/17	1,210,000	1,318,900
Ford Motor Credit Co. LLC 12.000%, 05/15/15	180,000	225,000
Springleaf Finance Corp. Series MTN 6.900%, 12/15/17	295,000	236,920

		6,231,770

Containers & Packaging—2.0%
Ball Corp. 6.750%, 09/15/20	540,000	596,700
Berry Plastics Corp. 4.343%, 09/15/14 (d)	910,000	896,350
8.250%, 11/15/15	1,185,000	1,264,987
9.750%, 01/15/21 (a)	960,000	1,048,800

Containers & Packaging—(Continued)
Greif, Inc. 7.750%, 08/01/19	690,000	$790,050
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A)	950,000	954,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 7.750%, 10/15/16 (144A) (EUR)	176,000	231,637
7.750%, 10/15/16 (EUR)	364,000	479,067
7.125%, 04/15/19 (144A)	745,000	784,113
9.000%, 04/15/19 (144A) (a)	525,000	526,313
7.875%, 08/15/19 (144A) (a)	1,840,000	2,001,000
9.875%, 08/15/19 (144A) (a)	3,455,000	3,588,881
6.875%, 02/15/21 (144A)	395,000	412,775
8.500%, 02/15/21 (144A)	480,000	458,400
Sealed Air Corp. 8.125%, 09/15/19 (144A)	1,115,000	1,248,800
8.375%, 09/15/21 (144A) (a)	705,000	800,175
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	410,000	415,125

		16,497,923

Diversified Consumer Services—0.2%
Affinion Group, Inc. 7.875%, 12/15/18	2,220,000	1,903,650
Service Corp. International 7.875%, 02/01/13	60,000	60,638

		1,964,288

Diversified Financial Services—2.0%
CDW LLC / CDW Finance Corp. 8.500%, 04/01/19 (a)	1,171,000	1,252,970
CNG Holdings, Inc. 9.375%, 05/15/20 (144A)	310,000	319,300
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 7.750%, 01/15/16 (a)	150,000	158,438
8.000%, 01/15/18 (a)	6,145,000	6,559,787
KKR Group Finance Co. LLC 6.375%, 09/29/20 (144A) (a)	2,115,000	2,296,478
Leucadia National Corp. 8.125%, 09/15/15 (a)	1,262,000	1,421,327
Nielsen Finance LLC / Nielsen Finance Co. 11.625%, 02/01/14 (a)	782,000	899,300
7.750%, 10/15/18	3,390,000	3,771,375

		16,678,975

Diversified Telecommunication Services—3.1%
Broadview Networks Holdings, Inc. 11.375%, 09/01/12 (a)	1,629,000	1,115,865
Ceridian Corp. 8.875%, 07/15/19	3,050,000	3,164,375
Hughes Satellite Systems Corp. 6.500%, 06/15/19 (a)	1,240,000	1,323,700
ITC Deltacom, Inc. 10.500%, 04/01/16	780,000	834,600

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Level 3 Financing, Inc. 8.125%, 07/01/19	5,331,000	$5,497,594
8.625%, 07/15/20 (a)	2,990,000	3,154,450
NII Capital Corp. 7.625%, 04/01/21	958,000	826,275
Windstream Corp. 7.875%, 11/01/17 (a)	1,305,000	1,428,975
Zayo Escrow Corp. 8.125%, 01/01/20 (144A) (a)	4,170,000	4,378,500
10.125%, 07/01/20 (144A)	3,800,000	4,056,500

		25,780,834

Electric Utilities—1.8%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000%, 12/01/20	11,594,000	12,666,445
11.750%, 03/01/22 (144A)	2,445,000	2,512,237
FPL Energy National Wind Portfolio LLC
6.125%, 03/25/19 (144A)	54,903	54,585

		15,233,267

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.
6.500%, 02/01/20	695,000	729,750
Calfrac Holdings L.P.
7.500%, 12/01/20 (144A) (a)	1,495,000	1,435,200
Forbes Energy Services, Ltd.
9.000%, 06/15/19	925,000	878,750
Frac Tech Services LLC / Frac Tech Finance, Inc.
8.125%, 11/15/18 (144A)	3,185,000	3,224,812
Gulfmark Offshore, Inc.
6.375%, 03/15/22 (144A)	480,000	486,000
Hornbeck Offshore Services, Inc.
5.875%, 04/01/20 (144A)	965,000	962,588
Key Energy Services, Inc.
6.750%, 03/01/21 (144A)	875,000	853,125
6.750%, 03/01/21 (a)	1,800,000	1,764,000
Oil States International, Inc.
6.500%, 06/01/19 (a)	2,280,000	2,382,600
SESI LLC
7.125%, 12/15/21 (144A)	1,925,000	2,103,062

		14,819,887

Food & Staples Retailing—0.1%
Rite Aid Corp.
9.250%, 03/15/20 (144A) (a)	830,000	834,150

Food Products—0.2%
Darling International, Inc.
8.500%, 12/15/18	260,000	293,150
Del Monte Corp.
7.625%, 02/15/19 (a)	281,000	284,864
JBS USA LLC / JBS USA Finance, Inc.
11.625%, 05/01/14	265,000	302,100

Food Products—(Continued)
Post Holdings, Inc.
7.375%, 02/15/22 (144A) (a)	695,000	$734,962

		1,615,076

Gas Utilities—0.4%
Chesapeake Midstream Partners LP / CHKM Finance Corp.
5.875%, 04/15/21	799,000	779,025
6.125%, 07/15/22	1,665,000	1,640,025
Holly Energy Partners L.P. / Holly Energy Finance Corp.
6.500%, 03/01/20 (144A)	480,000	484,800
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.375%, 08/01/22 (144A)	735,000	736,838

		3,640,688

Health Care Equipment & Supplies—0.8%
Bausch & Lomb, Inc.
9.875%, 11/01/15	385,000	404,250
Biomet, Inc.
10.000%, 10/15/17	570,000	611,681
10.375%, 10/15/17 (e)	1,915,000	2,056,231
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/14	552,000	572,700
8.750%, 03/15/18 (144A)	1,105,000	1,132,625
7.750%, 04/15/18	260,000	215,800
Fresenius U.S. Finance II, Inc.
9.000%, 07/15/15 (144A)	870,000	1,003,763
Teleflex, Inc.
6.875%, 06/01/19	805,000	859,338

		6,856,388

Health Care Providers & Services—4.8%
Fresenius Medical Care U.S. Finance II, Inc.
5.875%, 01/31/22 (144A)	515,000	537,531
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 07/15/17 (a)	90,000	100,463
6.500%, 09/15/18 (144A)	578,000	631,465
HCA, Inc.
6.500%, 02/15/20	4,960,000	5,387,800
7.875%, 02/15/20	465,000	518,475
7.250%, 09/15/20	6,825,000	7,541,625
5.875%, 03/15/22	415,000	434,713
IASIS Healthcare LLC / IASIS Capital Corp.
8.375%, 05/15/19 (a)	4,405,000	4,382,975
IMS Health, Inc.
12.500%, 03/01/18 (144A)	4,955,000	5,908,837
INC Research LLC
11.500%, 07/15/19 (144A)	1,115,000	1,087,125
inVentiv Health, Inc.
10.000%, 08/15/18 (144A)	395,000	341,225
Omnicare, Inc.
7.750%, 06/01/20	2,965,000	3,246,675
PSS World Medical, Inc.
6.375%, 03/01/22 (144A)	885,000	911,550

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—(Continued)
Symbion, Inc. 8.000%, 06/15/16 (a)	950,000	$950,000
Tenet Healthcare Corp. 10.000%, 05/01/18 (a)	1,333,000	1,532,950
6.250%, 11/01/18	965,000	1,025,313
8.875%, 07/01/19	3,897,000	4,393,867
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.750%, 02/01/19 (144A)	1,075,000	1,091,125

		40,023,714

Hotels, Restaurants & Leisure—2.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp. 9.000%, 05/15/18 (144A) (a)	670,000	673,350
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,445,000	1,584,081
10.000%, 12/15/18 (a)	7,395,000	5,093,306
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.500%, 02/15/20 (144A)	1,400,000	1,414,000
Choice Hotels International, Inc. 5.750%, 07/01/22 (a)	560,000	586,638
Diamond Resorts Corp. 12.000%, 08/15/18	3,260,000	3,504,500
Eldorado Resorts LLC 8.625%, 06/15/19 (144A)	380,000	362,900
Fontainebleau Las Vegas Holdings LLC / Fontainebleau Las Vegas Capital Corp. 10.250%, 06/15/15 (144A) (c)	1,425,000	2,672
MGM Resorts International 11.125%, 11/15/17	1,804,000	2,034,010
Scientific Games Corp. 8.125%, 09/15/18 (a)	275,000	296,313
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	55,000	60,500
Waterford Gaming LLC 8.625%, 09/15/14 (144A)	591,055	230,511
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 03/15/22 (144A) (a)	765,000	770,738

		16,613,519

Household Durables—2.0%
Beazer Homes USA, Inc. 12.000%, 10/15/17	3,695,000	3,995,219
Jarden Corp. 8.000%, 05/01/16 (a)	635,000	695,325
7.500%, 05/01/17 (a)	655,000	736,875
Libbey Glass, Inc. 6.875%, 05/15/20 (144A)	910,000	939,575
PulteGroup, Inc. 6.375%, 05/15/33	750,000	622,500
Ryland Group, Inc. (The) 6.625%, 05/01/20	650,000	663,000
Shea Homes LP / Shea Homes Funding Corp. 8.625%, 05/15/19 (144A) (a)	3,820,000	4,125,600

Household Durables—(Continued)
Standard Pacific Corp. 10.750%, 09/15/16 (a)	1,610,000	$1,907,850
8.375%, 01/15/21	2,500,000	2,725,000

		16,410,944

Household Products—0.3%
Spectrum Brands, Inc. 9.500%, 06/15/18 (144A)	1,715,000	1,946,525
9.500%, 06/15/18	300,000	340,500

		2,287,025

Independent Power Producers & Energy Traders—1.5%
AES Corp. (The) 7.750%, 10/15/15	835,000	941,462
9.750%, 04/15/16	1,095,000	1,303,050
7.375%, 07/01/21 (144A) (a)	760,000	849,300
Calpine Corp. 7.250%, 10/15/17 (144A)	1,115,000	1,204,200
7.500%, 02/15/21 (144A) (a)	405,000	439,425
7.875%, 01/15/23 (144A)	345,000	377,775
DPL, Inc. 7.250%, 10/15/21 (144A) (a)	2,330,000	2,597,950
Energy Future Holdings Corp. 10.000%, 01/15/20	3,710,000	3,978,975
NRG Energy, Inc. 7.625%, 01/15/18	1,050,000	1,092,000

		12,784,137

Insurance—0.3%
CNO Financial Group, Inc. 9.000%, 01/15/18 (144A)	830,000	898,475
Genworth Financial, Inc. 7.625%, 09/24/21 (a)	1,490,000	1,410,070

		2,308,545

Internet Software & Services—0.3%
Equinix, Inc. 7.000%, 07/15/21	870,000	959,175
Travelport LLC 5.092%, 09/01/14 (d)	130,000	83,525
9.875%, 09/01/14	30,000	22,087
9.000%, 03/01/16 (a)	390,000	274,950
11.875%, 09/01/16	1,870,000	724,625
6.461%, 12/01/16 (144A) (d) (e)	141,801	109,187

		2,173,549

IT Services—1.7%
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A) (a)	1,110,000	1,143,300
First Data Corp. 7.375%, 06/15/19 (144A) (a)	3,525,000	3,613,125
8.250%, 01/15/21 (144A)	2,690,000	2,703,450
12.625%, 01/15/21 (a)	2,912,000	2,930,200
SunGard Data Systems, Inc. 7.375%, 11/15/18	1,420,000	1,530,050
7.625%, 11/15/20 (a)	2,000,000	2,140,000

		14,060,125

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Machinery—0.3%
BakerCorp International, Inc.
8.250%, 06/01/19 (144A)	610,000	$608,475
SPX Corp.
6.875%, 09/01/17	495,000	542,025
Titan International, Inc.
7.875%, 10/01/17	1,510,000	1,562,850

		2,713,350

Media—5.2%
AMC Networks, Inc.
7.750%, 07/15/21 (144A) (a)	625,000	692,188
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/20	1,490,000	1,644,588
6.500%, 04/30/21 (a)	1,220,000	1,305,400
Cengage Learning Acquisitions, Inc. 11.500%, 04/15/20 (144A) (a)	2,840,000	2,953,600
Checkout Holding Corp. 0.000%, 11/15/15 (144A) (a) (f)	1,640,000	750,300
Cinemark USA, Inc. 8.625%, 06/15/19	655,000	728,688
Clear Channel Communications, Inc. 9.000%, 03/01/21 (a)	1,385,000	1,211,875
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20 (144A) (a)	4,743,000	4,659,997
Series B 9.250%, 12/15/17	10,511,000	11,509,545
Consolidated Communications Finance Co. 10.875%, 06/01/20 (144A)	1,655,000	1,729,475
DISH DBS Corp. 5.875%, 07/15/22 (144A) (a)	1,245,000	1,263,675
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	990,000	1,029,600
Interactive Data Corp. 10.250%, 08/01/18	4,715,000	5,269,012
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A) (a)	1,505,000	1,544,506
NAI Entertainment Holdings LLC 8.250%, 12/15/17 (144A)	1,800,000	1,998,000
ProQuest LLC 9.000%, 10/15/18 (144A)	1,585,000	1,418,575
Truven Health Analytics, Inc. 10.625%, 06/01/20 (144A)	1,080,000	1,128,600
WMG Acquisition Corp. 9.500%, 06/15/16 (144A)	340,000	372,300
11.500%, 10/01/18 (a)	1,925,000	2,136,750

		43,346,674

Metals & Mining—0.3%
Global Brass and Copper, Inc. 9.500%, 06/01/19 (144A)	925,000	931,938
Jaguar Holding Co. II / Jaguar Merger Subordinated, Inc. 9.500%, 12/01/19 (144A) (a)	640,000	703,200

Metals & Mining—(Continued)
Kaiser Aluminum Corp. 8.250%, 06/01/20 (144A)	690,000	$707,250
Old AII, Inc. 9.000%, 12/15/14 (b) (c)	1,665,000	0
10.000%, 12/15/16 (b) (c)	1,350,000	0

		2,342,388

Multiline Retail—0.9%
Dollar General Corp. 4.125%, 07/15/17	562,000	572,537
11.875%, 07/15/17 (d)	2,933,000	3,120,008
QVC, Inc. 7.125%, 04/15/17 (144A) (a)	645,000	685,311
7.500%, 10/01/19 (144A)	910,000	1,010,624
7.375%, 10/15/20 (144A)	760,000	842,316
5.125%, 07/02/22 (144A)	810,000	828,437

		7,059,233

Oil, Gas & Consumable Fuels—8.4%
Alpha Natural Resources, Inc. 6.000%, 06/01/19 (a)	1,080,000	926,100
6.250%, 06/01/21 (a)	725,000	616,250
Aurora USA Oil & Gas, Inc. 9.875%, 02/15/17 (144A)	1,290,000	1,328,700
Berry Petroleum Co. 6.375%, 09/15/22 (a)	870,000	900,450
Chaparral Energy, Inc. 7.625%, 11/15/22 (144A)	685,000	702,125
Chesapeake Energy Corp. 9.500%, 02/15/15 (a)	225,000	243,563
6.625%, 08/15/20 (a)	1,160,000	1,154,200
6.875%, 11/15/20 (a)	945,000	935,550
6.125%, 02/15/21 (a)	1,330,000	1,293,425
Coffeyville Resources LLC / Coffeyville Finance, Inc. 9.000%, 04/01/15 (144A)	928,000	992,960
Concho Resources, Inc. 6.500%, 01/15/22	850,000	888,250
5.500%, 10/01/22	1,445,000	1,432,356
CONSOL Energy, Inc. 8.250%, 04/01/20 (a)	3,745,000	3,950,975
Continental Resources, Inc. 7.125%, 04/01/21	675,000	756,000
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 04/01/21	1,105,000	1,143,675
Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.875%, 02/15/18	495,000	523,772
7.125%, 06/01/22 (144A) (a)	470,000	464,125
El Paso Corp. 6.700%, 02/15/27	62,930	66,482
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	2,080,000	2,236,000
7.750%, 06/15/19	2,450,000	2,486,750

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Everest Acquisition LLC 6.875%, 05/01/19 (144A)	980,000	$1,025,325
9.375%, 05/01/20 (144A) (a)	600,000	622,500
Forest Oil Corp. 8.500%, 02/15/14	85,000	88,825
Hilcorp Energy I L.P. / Hilcorp Finance Co. 8.000%, 02/15/20 (144A)	245,000	265,213
7.625%, 04/15/21 (144A)	3,460,000	3,702,200
Laredo Petroleum, Inc. 9.500%, 02/15/19	1,635,000	1,831,200
7.375%, 05/01/22 (144A)	965,000	1,006,012
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 05/15/19 (144A)	250,000	248,750
6.250%, 11/01/19 (144A)	4,391,000	4,308,669
8.625%, 04/15/20	685,000	741,513
7.750%, 02/01/21	410,000	430,500
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.250%, 06/15/22	1,605,000	1,661,175
Newfield Exploration Co. 6.875%, 02/01/20 (a)	900,000	963,000
5.750%, 01/30/22	500,000	525,000
5.625%, 07/01/24	2,975,000	3,045,656
Northern Oil and Gas, Inc. 8.000%, 06/01/20 (144A) (a)	955,000	955,000
Oasis Petroleum, Inc. 7.250%, 02/01/19	815,000	839,450
6.500%, 11/01/21	835,000	830,825
6.875%, 01/15/23	660,000	664,125
PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 02/15/20 (144A)	580,000	581,450
Peabody Energy Corp. 6.250%, 11/15/21 (144A) (a)	3,785,000	3,766,075
7.875%, 11/01/26	1,495,000	1,536,112
Pioneer Natural Resources Co. 6.650%, 03/15/17	375,000	435,998
6.875%, 05/01/18	1,315,000	1,549,434
7.500%, 01/15/20	560,000	693,918
7.200%, 01/15/28	1,404,000	1,729,265
Plains Exploration & Production Co. 7.625%, 04/01/20	205,000	217,300
QEP Resources, Inc. 5.375%, 10/01/22 (a)	1,011,000	1,016,055
Range Resources Corp. 8.000%, 05/15/19	1,335,000	1,465,162
5.750%, 06/01/21	2,510,000	2,635,500
5.000%, 08/15/22	1,388,000	1,372,385
SandRidge Energy, Inc. 7.500%, 03/15/21 (a)	805,000	798,963
8.125%, 10/15/22 (144A)	705,000	712,931
SM Energy Co. 6.625%, 02/15/19	725,000	746,750
6.500%, 11/15/21	1,600,000	1,636,000
6.500%, 01/01/23 (144A) (a)	375,000	378,281

Oil, Gas & Consumable Fuels—(Continued)
Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 04/01/20	830,000	$831,038
Whiting Petroleum Corp. 6.500%, 10/01/18	315,000	337,050

		69,236,313

Paper & Forest Products—0.7%
Boise Paper Holdings LLC / Boise Co. -Issuer Co. 8.000%, 04/01/20 (a)	1,305,000	1,448,550
Clearwater Paper Corp. 10.625%, 06/15/16	390,000	434,850
7.125%, 11/01/18 (a)	1,025,000	1,086,500
NewPage Corp. 11.375%, 12/31/14 (a) (c)	4,671,000	3,036,150

		6,006,050

Pharmaceuticals—0.4%
Valeant Pharmaceuticals International, Inc. 6.500%, 07/15/16 (144A) (a)	3,130,000	3,286,500
7.250%, 07/15/22 (144A) (a)	330,000	332,475

		3,618,975

Professional Services—0.3%
FTI Consulting, Inc. 6.750%, 10/01/20	2,450,000	2,597,000

Real Estate Management & Development—1.0%
Realogy Corp. 11.500%, 04/15/17 (a)	1,985,000	1,890,712
12.000%, 04/15/17 (a)	350,000	332,500
7.875%, 02/15/19 (144A) (a)	1,345,000	1,321,463
7.625%, 01/15/20 (144A) (a)	3,270,000	3,392,625
9.000%, 01/15/20 (144A)	1,445,000	1,495,575

		8,432,875

Road & Rail—0.4%
Florida East Coast Railway Corp. 8.125%, 02/01/17	1,010,000	1,060,500
Hertz Corp. (The) 6.750%, 04/15/19 (144A)	885,000	924,825
7.375%, 01/15/21	1,365,000	1,467,375

		3,452,700

Semiconductors & Semiconductor Equipment—0.2%
Spansion LLC 7.875%, 11/15/17	1,330,000	1,283,450

Software—1.1%
Audatex North America, Inc. 6.750%, 06/15/18 (144A)	1,610,000	1,702,575
Epicor Software Corp. 8.625%, 05/01/19 (a)	1,510,000	1,547,750

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Software—(Continued)
Lawson Software, Inc. 9.375%, 04/01/19 (144A) (a)	3,880,000	$4,161,300
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A) (a)	1,336,000	1,426,180

		8,837,805

Specialty Retail—1.1%
Asbury Automotive Group, Inc. 7.625%, 03/15/17	880,000	913,000
8.375%, 11/15/20 (a)	1,005,000	1,100,475
Claire’s Stores, Inc. 9.000%, 03/15/19 (144A)	870,000	884,138
Limited Brands, Inc. 5.625%, 02/15/22	2,280,000	2,359,800
Penske Automotive Group, Inc. 7.750%, 12/15/16	1,035,000	1,076,400
Sally Holdings LLC / Sally Capital, Inc. 6.875%, 11/15/19 (a)	970,000	1,059,725
5.750%, 06/01/22	965,000	1,014,456
Sonic Automotive, Inc. 9.000%, 03/15/18 (a)	740,000	808,450
Toys “R” Us - Delaware, Inc. 7.375%, 09/01/16 (144A)	189,000	188,055

		9,404,499

Textiles, Apparel & Luxury Goods—0.4%
Levi Strauss & Co. 7.750%, 05/15/18 (EUR)	278,000	364,122
6.875%, 05/01/22 (144A)	850,000	876,563
PVH Corp.
7.375%, 05/15/20 (a)	585,000	650,813
7.750%, 11/15/23	1,510,000	1,759,527

		3,651,025

Trading Companies & Distributors—2.2%
Ashtead Capital, Inc. 6.500%, 07/15/22	980,000	980,000
HD Supply, Inc. 8.125%, 04/15/19 (144A)	2,700,000	2,922,750
11.000%, 04/15/20 (144A) (a)	4,055,000	4,374,331
Interline Brands, Inc. 7.000%, 11/15/18	840,000	877,800
RSC Equipment Rental, Inc. / RSC Holdings III LLC 8.250%, 02/01/21	3,570,000	3,819,900
UR Merger Sub Corp. 5.750%, 07/15/18 (144A)	783,000	816,278
7.375%, 05/15/20 (144A)	855,000	895,612
7.625%, 04/15/22 (144A)	3,577,000	3,755,850

		18,442,521

Wireless Telecommunication Services—2.2%
Cricket Communications, Inc. 7.750%, 05/15/16	1,560,000	1,663,350
7.750%, 10/15/20 (a)	460,000	441,600

Wireless Telecommunication Services—(Continued)
MetroPCS Wireless, Inc. 6.625%, 11/15/20 (a)	2,580,000	$2,547,750
SBA Telecommunications, Inc. 8.000%, 08/15/16	585,000	625,950
Sprint Capital Corp. 6.875%, 11/15/28	4,545,000	3,681,450
Sprint Nextel Corp. 9.000%, 11/15/18 (144A)	5,150,000	5,768,000
7.000%, 03/01/20 (144A) (a)	3,450,000	3,596,625

		18,324,725

Total Domestic Bonds & Debt Securities (Cost $493,354,512)		499,845,888

Foreign Bonds & Debt Securities—18.2%

Aerospace & Defense—0.2%
Aguila 3 S.A. 7.875%, 01/31/18 (144A)	1,456,000	1,506,960

Auto Components—0.0%
International Automotive Components Group SL 9.125%, 06/01/18 (144A)	110,000	100,925

Automobiles—0.3%
Jaguar Land Rover plc 8.250%, 03/15/20 (GBP)	1,475,000	2,348,189

Beverages—0.1%
Refresco Group B.V. 7.375%, 05/15/18 (EUR)	551,000	650,223

Capital Markets—0.6%
Bakkavor Finance 2 plc 8.250%, 02/15/18 (GBP)	430,000	577,479
Doric Nimrod Air 2012 1A 5.125%, 11/30/24	2,430,000	2,430,000
Doric Nimrod Air 2012 1B 6.500%, 05/30/21	1,745,000	1,745,000

		4,752,479

Chemicals—1.7%
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	1,505,000	1,802,238
Ineos Finance plc 8.375%, 02/15/19 (144A)	1,425,000	1,478,438
7.500%, 05/01/20 (144A) (a)	1,805,000	1,827,562
Kinove German Bondco GmbH 10.000%, 06/15/18 (EUR)	934,674	1,197,615
LyondellBasell Industries N.V. 5.750%, 04/15/24 (144A) (a)	4,920,000	5,289,000
Nova Chemicals Corp. 8.625%, 11/01/19	2,205,000	2,508,187

		14,103,040

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—0.0%
ATF Bank B.V. 9.250%, 02/21/14 (144A)	100,000	$101,000
Glitnir Banki HF 6.375%, 09/25/12 (144A) (b) (c)	1,835,000	0

		101,000

Commercial Services & Supplies—0.3%
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	1,139,000	1,423,386
Verisure Holding AB 8.750%, 09/01/18 (EUR)	665,000	807,895
8.750%, 12/01/18 (EUR)	296,000	319,336

		2,550,617

Construction & Engineering—0.1%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	700,000	719,250

Construction Materials—0.2%
Xefin Lux SCA 8.000%, 06/01/18 (EUR)	563,000	676,852
8.000%, 06/01/18 (144A) (EUR)	700,000	841,557

		1,518,409

Containers & Packaging—1.0%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (144A) (EUR)	781,000	1,037,773
7.375%, 10/15/17 (EUR)	100,000	132,878
9.125%, 10/15/20 (144A) (a)	305,000	324,825
9.250%, 10/15/20 (144A) (EUR)	483,000	614,292
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 9.125%, 10/15/20 (144A) (a)	1,235,000	1,302,925
Cascades, Inc.
7.750%, 12/15/17	700,000	708,750
Crown European Holdings S.A.
7.125%, 08/15/18 (144A) (EUR)	904,000	1,235,532
7.125%, 08/15/18 (EUR)	756,000	1,033,255
GCL Holdings SCA
9.375%, 04/15/18 (144A) (EUR)	943,000	1,103,863
Greif Luxembourg Finance SCA
7.375%, 07/15/21 (144A) (EUR)	330,000	432,231
OI European Group B.V.
6.875%, 03/31/17 (EUR)	395,000	516,118

		8,442,442

Diversified Financial Services—0.9%
Beverage Packaging Holdings Luxembourg II S.A.
8.000%, 12/15/16 (EUR)	3,031,000	3,605,584
Eksportfinans ASA
0.661%, 04/05/13 (a) (d)	269,000	261,356
UPCB Finance II, Ltd.
6.375%, 07/01/20 (144A) (EUR)	2,103,000	2,614,771
6.375%, 07/01/20 (EUR)	820,000	1,019,550

		7,501,261

Diversified Telecommunication Services—2.0%
Digicel Group, Ltd.
9.125%, 01/15/15 (144A) (a)	1,637,665	$1,662,230
8.250%, 09/01/17 (144A)	2,140,000	2,198,850
10.500%, 04/15/18 (144A) (a)	2,620,000	2,764,100
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20 (144A)	2,070,000	2,183,850
Intelsat Luxembourg S.A.
11.500%, 02/04/17 (e)	3,515,000	3,642,419
Sunrise Communications Holdings S.A.
8.500%, 12/31/18 (144A) (EUR)	420,000	563,400
Sunrise Communications International S.A.
7.000%, 12/31/17 (144A) (EUR)	490,000	660,401
Virgin Media Secured Finance plc
7.000%, 01/15/18 (GBP)	194,000	325,861
Wind Acquisition Finance S.A.
7.250%, 02/15/18 (144A)	610,000	536,800
Ziggo Finance B.V.
6.125%, 11/15/17 (144A) (EUR)	1,640,000	2,215,509

		16,753,420

Electric Utilities—0.8%
Infinis plc
9.125%, 12/15/14 (144A) (GBP)	740,000	1,185,028
Tokyo Electric Power Co., Inc. (The)
4.500%, 03/24/14 (EUR)	4,650,000	5,855,149

		7,040,177

Energy Equipment & Services—0.9%
Compagnie Generale de Geophysique - Veritas
7.750%, 05/15/17	2,035,000	2,107,497
6.500%, 06/01/21	1,410,000	1,417,050
Offshore Group Investments, Ltd.
11.500%, 08/01/15 (144A)	1,205,000	1,313,450
Petroleum Geo-Services ASA
7.375%, 12/15/18 (144A)	1,050,000	1,084,125
Precision Drilling Corp.
6.625%, 11/15/20	235,000	243,225
6.500%, 12/15/21	1,210,000	1,240,250

		7,405,597

Food Products—0.1%
Boparan Holdings, Ltd. 9.750%, 04/30/18 (144A) (EUR)	399,000	530,181
9.875%, 04/30/18 (144A) (GBP)	165,000	267,459

		797,640

Health Care Equipment & Supplies—0.1%
ConvaTec Healthcare E S.A.
7.375%, 12/15/17 (144A) (EUR)	694,000	904,604

Health Care Providers & Services—0.4%
Elli Finance UK plc
8.750%, 06/15/19 (GBP)	440,000	690,005

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—(Continued)
Ontex IV S.A.
7.500%, 04/15/18 (144A) (EUR)	530,000	$658,977
Priory Group No. 3 plc
7.000%, 02/15/18 (144A) (GBP)	1,010,000	1,526,449
7.000%, 02/15/18 (GBP)	111,000	167,758

		3,043,189

Hotels, Restaurants & Leisure—0.3%
Carlson Wagonlit B.V.
6.875%, 06/15/19 (144A)	785,000	808,550
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 (EUR)	368,000	377,220
Enterprise Inns
6.500%, 12/06/18 (GBP)	965,000	1,171,285

		2,357,055

IT Services—0.1%
Spie BondCo 3 SCA
11.000%, 08/15/19 (EUR)	931,000	1,145,780

Media—1.9%
Kabel Deutschland Vertrieb und Service GmbH & Co. KG 6.500%, 06/29/18 (144A) (EUR)	955,000	1,293,150
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/18 (144A)	715,000	598,813
Odeon & UCI Finco plc
9.000%, 08/01/18 (144A) (GBP)	573,000	865,995
Unitymedia GmbH
9.625%, 12/01/19 (144A) (EUR)	1,505,000	2,071,227
9.625%, 12/01/19 (EUR)	456,000	627,561
9.500%, 03/15/21 (EUR)	1,029,000	1,412,886
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125%, 12/01/17 (144A)	1,770,000	1,911,600
8.125%, 12/01/17 (144A) (EUR)	1,146,000	1,551,780
8.125%, 12/01/17 (EUR)	352,000	476,638
7.500%, 03/15/19 (EUR)	1,740,000	2,290,047
UPC Holding B.V.
9.875%, 04/15/18 (144A)	1,140,000	1,254,000
Ziggo Bond Co. B.V.
8.000%, 05/15/18 (144A) (EUR)	886,000	1,216,537

		15,570,234

Metals & Mining—2.1%
FMG Resources (August 2006) Pty, Ltd.
7.000%, 11/01/15 (144A) (a)	635,000	650,875
6.875%, 02/01/18 (144A)	925,000	937,719
6.875%, 04/01/22 (144A) (a)	1,195,000	1,206,950
New Gold, Inc.
7.000%, 04/15/20 (144A)	465,000	480,113
New World Resources N.V.
7.875%, 05/01/18 (EUR)	1,345,000	1,616,992
Novelis, Inc.
8.375%, 12/15/17 (a)	2,030,000	2,182,250
8.750%, 12/15/20	6,995,000	7,572,087

Metals & Mining—(Continued)
Schmolz + Bickenbach Luxembourg S.A.
9.875%, 05/15/19 (EUR)	990,000	$1,144,786
Taseko Mines, Ltd.
7.750%, 04/15/19	1,530,000	1,468,800

		17,260,572

Multiline Retail—0.2%
House of Fraser Funding plc
8.875%, 08/15/18 (GBP)	567,000	779,227
House of Fraser, Ltd.
8.875%, 08/15/18 (144A) (GBP)	780,000	1,071,952

		1,851,179

Oil, Gas & Consumable Fuels—2.4%
Kodiak Oil & Gas Corp.
8.125%, 12/01/19 (144A)	1,385,000	1,428,281
MEG Energy Corp.
6.500%, 03/15/21 (144A)	3,550,000	3,643,188
OGX Austria GmbH
8.375%, 04/01/22 (144A)	2,825,000	2,443,625
OGX Petroleo e Gas Participacoes S.A.
8.500%, 06/01/18 (144A)	9,705,000	8,685,975
PetroBakken Energy, Ltd.
8.625%, 02/01/20 (144A)	3,070,000	3,062,325
Trafigura Beheer B.V.
6.375%, 04/08/15 (EUR)	490,000	615,450

		19,878,844

Paper & Forest Products—0.1%
Ainsworth Lumber Co., Ltd.
11.000%, 07/29/15 (144A) (e)	92,559	80,989
Sappi Papier Holding GmbH
7.750%, 07/15/17 (144A)	300,000	304,875
8.375%, 06/15/19 (144A)	425,000	427,125
6.625%, 04/15/21 (144A) (a)	240,000	228,000

		1,040,989

Pharmaceuticals—0.1%
Capsugel FinanceCo SCA
9.875%, 08/01/19 (EUR)	195,000	264,046
9.875%, 08/01/19 (144A) (EUR)	500,000	677,042

		941,088

Road & Rail—0.8%
Gategroup Finance Luxembourg S.A.
6.750%, 03/01/19 (EUR)	770,000	967,321
Hertz Holdings Netherlands B.V.
8.500%, 07/31/15 (EUR)	622,000	845,389
8.500%, 07/31/15 (144A) (EUR)	3,785,000	5,144,368

		6,957,078

Trading Companies & Distributors—0.2%
Aircastle, Ltd.
6.750%, 04/15/17	1,430,000	1,451,450

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par/Principal Amount†	Value

Wireless Telecommunication Services—0.3%
Matterhorn Mobile Holdings S.A.
8.250%, 02/15/20 (EUR)	716,000	$928,750
Phones4u Finance plc
9.500%, 04/01/18 (144A) (GBP)	965,000	1,367,759

		2,296,509

Total Foreign Bonds & Debt Securities (Cost $155,548,165)		150,990,200

Loan Participations—13.0%

Auto Components—0.1%
Schaeffler AG Term Loan 6.000%, 01/27/17	1,205,000	1,207,260

Capital Markets—0.9%
Alliance Boots Holdings, Ltd. Term Loan 3.566%, 07/09/15 (GBP) (d)	1,170,000	1,747,648
Nuveen Investments, Inc. Incremental Term Loan 7.250%, 05/13/17 (d)	980,000	984,082
Residential Capital LLC Term Loan A 1 0.000%, 11/18/13 (g)	3,890,000	3,896,807
Term Loan A 2 0.000%, 11/18/13 (g)	565,000	568,249

Stockbridge SBE Holdings LLC Term Loan B 13.000%, 05/02/17	580,000	572,025

		7,768,811

Chemicals—0.8%
Ascend Performance Materials LLC Term Loan 6.750%, 04/10/18	3,411,450	3,328,995
Ineos U.S. Finance LLC Term Loan 6.500%, 05/04/18	3,571,050	3,504,093

		6,833,088

Commercial Services & Supplies—0.1%
ServiceMaster Co. Delayed Draw Term Loan 2.750%, 07/24/14 (d)	44,183	43,717
Term Loan 2.790%, 07/24/14 (d)	443,689	439,013

		482,730

Communications Equipment—0.8%
Avaya, Inc. Term Loan 3.217%, 10/24/14 (d)	277,071	262,021

Communications Equipment—(Continued)
Zayo Bandwidth LLC Term Loan B 0.000%, 07/05/19 (g)	6,235,000	$6,267,297

		6,529,318

Diversified Consumer Services—0.0%
Affinion Group, Inc. Term Loan 5.000%, 07/16/15 (d)	133,693	122,229

Diversified Telecommunication Services—1.1%
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18 (d)	5,917,750	5,923,283
Level 3 Financing, Inc. Term Loan 5.750%, 08/31/18 (d)	3,000,000	3,005,160

		8,928,443

Energy Equipment & Services—0.1%
Frac Tech International LLC Term Loan 0.000%, 05/06/16 (g)	415,000	380,196

Food Products—0.1%
Pierre Foods, Inc. Second Lien Term Loan 11.250%, 09/29/17 (d)	670,000	674,606

Health Care Equipment & Supplies—0.2%
Bausch & Lomb, Inc. Term Loan 5.250%, 05/17/19	1,480,000	1,474,450
Hologic, Inc. Bridge Term Loan 0.000%, 05/25/19 (g)	3,440,000	0

		1,474,450

Health Care Providers & Services—0.5%
Emergency Medical Services Corp. Term Loan 5.250%, 05/25/18	336,608	333,873
Harden Healthcare LLC Term Loan 7.750%, 03/02/15 (b)	1,623,737	1,591,262
8.500%, 03/02/15 (b)	587,766	576,011
LHP Hospital Group, Inc. Term Loan 0.000%, 06/25/18 (g)	850,000	816,000
Thomson Reuters (Healthcare), Inc. Term Loan 0.000%, 05/12/17 (g)	1,145,000	1,146,431

		4,463,577

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Hotels, Restaurants & Leisure—1.2%
Caesars Entertainment Operating Co., Inc Extended Term Loan 5.495%, 01/28/15 (d)	635,000	$567,134
Term Loan 3.245%, 01/28/15 (d)	2,578,041	2,409,398
3.246%, 01/28/15 (d)	2,576,148	2,407,629
9.500%, 10/31/16 (d)	1,472,449	1,496,582
OSI Restaurant Partners LLC Revolving Term Loan 2.491%, 06/14/13 (d)	27,818	27,453
Term Loan 2.563%, 06/14/14 (d)	280,360	276,681
Volume Services America, Inc. Term Loan 8.500%, 09/16/16 (d)	2,955,000	2,963,318

		10,148,195

Independent Power Producers & Energy Traders—1.5%
Dynegy Midwest Generation LLC Term Loan 9.250%, 08/05/16 (d)	4,278,337	4,392,419
Dynegy Power LLC Term Loan 9.250%, 08/04/16 (d)	7,830,163	8,155,976

		12,548,395

Internet Software & Services—0.0%
Travelport Holdings, Ltd. Extended Term Loan 6.466%, 09/28/12 (d)	65,252	27,079
13.966%, 12/01/16 (d)	206,478	24,434

		51,513

IT Services—0.2%
First Data Corp. Extended Term Loan 4.245%, 03/23/18 (d)	1,925,000	1,771,125

Leisure Equipment & Products—0.2%
Eastman Kodak Co. Term Loan 8.500%, 07/19/13 (d)	1,996,637	1,997,256

Machinery—0.2%
Rexnord LLC Term Loan 5.000%, 04/02/18	1,815,450	1,829,438

Media—1.7%
Cengage Learning Acquisitions, Inc. Term Loan 2.500%, 07/03/14 (d)	298,433	277,751
Clear Channel Communications, Inc. Term Loan 3.895%, 01/28/16 (d)	7,597,771	6,065,198

Media—(Continued)
EMI Music Publishing, Ltd. Term Loan 0.000%, 11/14/17 (g)	1,315,000	$1,324,317
HEMA Holding B.V. Mezzanine Term Loan 8.882%, 07/05/17 (EUR) (d)	1,716,791	1,694,626
Interactive Data Corp. Term Loan 4.500%, 02/12/18 (d)	1,241,864	1,223,851
Newsday LLC Term Loan 10.500%, 08/01/13	3,140,000	3,206,725

		13,792,468

Metals & Mining—0.2%
Constellium Holdco B.V., Term Loan 9.250%, 05/25/18	1,350,000	1,323,000

Multiline Retail—0.1%
Savers, Inc. Term Loan 0.000%, 06/27/19 (g)	515,000	515,000

Oil, Gas & Consumable Fuels—0.8%
Chesapeake Energy Corp. Term Loan 8.500%, 12/01/17	6,240,000	6,196,414

Paper & Forest Products—0.5%
Ainsworth Lumber Co., Ltd. Term Loan 5.250%, 06/26/14	1,000,000	958,335
NewPage Corp. Term Loan 8.000%, 03/07/13	1,350,000	1,368,144
Verso Paper Holdings LLC Term Loan 6.885%, 02/01/13 (b)	2,985,727	1,642,150

		3,968,629

Real Estate Management & Development—0.1%
Realogy Corp. Extended Letter of Credit 4.490%, 10/10/16 (d)	142,606	135,101
Extended Term Loan 4.491%, 10/10/16 (d)	765,770	725,472

		860,573

Software — 0.1%
Magic Newco LLC Term Loan 0.000%, 12/06/19 (g)	750,000	737,186

Specialty Retail—0.1%
Claire’s Stores, Inc. Term Loan 3.062%, 05/29/14 (d)	1,148,563	1,093,409

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Loan Participations—(Continued)

Security Description	Shares/Principal Amount†	Value

Trading Companies & Distributors—0.4%
HD Supply, Inc. Term Loan
7.250%, 10/12/17 (d)	3,445,000	$3,476,229

Wireless Telecommunication Services—1.0%
Crown Castle International Corp. Term Loan
4.000%, 01/31/19 (d)	207,703	204,912
Hawaiian Telcom Communications, Inc. Term Loan
7.000%, 02/28/17 (d)	645,000	643,791
Vodafone Americas Finance, Inc.
Term Loan
6.875%, 08/11/15 (d)	4,153,228	4,215,526
6.250%, 07/11/16 (d)	3,093,750	3,140,156

		8,204,385

Total Loan Participations (Cost $105,015,822)		107,377,923

Common Stocks—4.7%

Auto Components—1.7%
Delphi Automotive plc*	554,153	14,130,905

Biotechnology—0.0%
Ironwood Pharmaceuticals, Inc. - Class A* (a)	21,770	299,991

Capital Markets—0.1%
E*Trade Financial Corp.* (a)	76,199	612,640

Chemicals—0.2%
CF Industries Holdings, Inc. (a)	6,670	1,292,246
Huntsman Corp. (a)	43,250	559,655
Zemex Minerals Group, Inc.*	87	0

		1,851,901

Commercial Banks—0.3%
CIT Group, Inc.* (a)	64,000	2,280,960

Communications Equipment—0.1%
Loral Space & Communications, Inc. (a)	6,666	448,955

Diversified Telecommunication Services—0.1%
Level 3 Communications, Inc.* (a)	46,560	1,031,304
Viatel Holding Bermuda, Ltd.*	4	1

		1,031,305

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurants Holdings, Inc.* (b)	114	1
Wynn Resorts, Ltd. (a)	2,500	259,300

		259,301

Machinery—0.1%
Stanley-Martin Communities LLC* (b)	450	$511,155

Media—1.6%
Belo Corp. - Class A (a)	61,590	396,640
Cebridge Connections Holdings - Class A* (b)	7,460	37,598
Charter Communications, Inc.* (a)	162,524	11,518,076
Clear Channel Outdoor Holdings, Inc. - Class A* (a)	31,744	191,099
DISH Network Corp. - Class A (a)	18,400	525,320
HMH Publishing Co. Ltd.* (b)	26,518	632,192

		13,300,925

Metals & Mining—0.1%
African Minerals, Ltd.*	159,753	798,731

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd.*	20,051	16,608

Road & Rail—0.2%
Dollar Thrifty Automotive Group, Inc.*	18,000	1,457,280

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc. - Class A* (a)	146,805	1,611,919

Software—0.0%
Bankruptcy Management Solution, Inc.*	796	113

Total Common Stocks (Cost $30,374,252)		38,612,689

Preferred Stocks—2.0%

Consumer Finance—1.3%
Ally Financial, Inc., Series G (144A)	12,355	11,007,148

Diversified Financial Services—0.6%
GMAC Capital Trust I, Series 2 (d)	224,860	5,407,883

Road & Rail—0.0%
Marsico Parent Superholdco LLC (144A)* (b)	25	0

Thrifts & Mortgage Finance—0.1%
Federal Home Loan Mortgage Corp., Series Z* (d)	201,964	438,262
Federal National Mortgage Association, Series 0* (d)	70,000	143,500

		581,762

Transportation Infrastructure—0.0%
Travelport Holdings, Ltd.*	26,456	19,842

Total Preferred Stocks (Cost $16,465,165)		17,016,635

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Convertible Bonds—1.0%

Security Description	Shares/Par Amount†	Value

Capital Markets—0.0%
E*Trade Financial Corp.
0.000%, 08/31/19 (f)	11,000	$8,759
Series A
0.000%, 08/31/19 (144A) (f)	76,000	60,515

		69,274

Computers & Peripherals—0.1%
SanDisk Corp.
1.500%, 08/15/17 (a)	1,080,000	1,116,450

Hotels, Restaurants & Leisure—0.2%
MGM Resorts International
4.250%, 04/15/15 (a)	1,840,000	1,869,900

Metals & Mining—0.5%
Goldcorp, Inc.
2.000%, 08/01/14 (a)	1,865,000	2,109,781
Newmont Mining Corp. Series A
1.250%, 07/15/14 (a)	1,400,000	1,743,000

		3,852,781

Oil, Gas & Consumable Fuels—0.2%
Alpha Appalachia Holdings, Inc.
3.250%, 08/01/15 (a)	2,062,000	1,788,785

Total Convertible Bonds (Cost $9,203,335)		8,697,190

Convertible Preferred Stocks—0.7%

Auto Components—0.5%
Dana Holding Corp. Series B 4.00%, 12/31/49 (144A)	39,430	4,376,730

Diversified Financial Services—0.2%
Citigroup, Inc. 7.58%, 12/15/12	15,000	1,283,400

Total Convertible Preferred Stocks (Cost $6,917,847)		5,660,130

Warrants—0.0%

Containers & Packaging —0.0%
Smurfit Kappa Group plc, expires 10/01/13* (b)	100	3,482

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurants Holdings, Inc., expires 04/28/14*	50	0

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	281	$7,447
CMP Susquehanna Radio Holdings Corp., expires 03/23/19* (b)	32,513	0
HMH Holdings* (b) expires 03/19/17	26,513	0
HMH Publishing Co. Ltd., expires 06/22/19* (b)	1,601	949

		8,396

Software—0.0%
Bankruptcy Management Solution, Inc.* expires 09/29/17	531	0

Total Warrants (Cost $1,941)		11,878

Short-Term Investments—21.0%

Mutual Fund—20.3%
State Street Navigator Securities Lending Prime Portfolio (h)	168,102,489	168,102,489

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $5,681,005 on 07/02/12, collateralized by $5,070,000 Federal Home Loan Mortgage Corp. at 4.750% due 11/17/15 with a value of $5,798,813.	5,681,000	5,681,000

Total Short-Term Investments (Cost $173,783,489)		173,783,489

Total Investments—120.9% (Cost $990,664,528#)		1,001,996,022
Other assets and liabilities (net)—(20.9)%		(173,552,957)

Net Assets—100.0%		$828,443,065

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments was $990,664,528. The aggregate unrealized appreciation and depreciation of investments were $36,976,138 and $(25,644,644), respectively, resulting in net unrealized appreciation of $11,331,494.
*	Non-income producing security.
(a)	All or a portion of the security was on loan. As of June 30, 2012, the market value of securities loaned was $163,354,997 and the collateral received consisted of cash in the amount of $168,102,489. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 1.08% of net assets.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Zero coupon bond.
(g)	This loan will settle after June 30, 2012, at which time the interest rate will be determined.
(h)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $285,277,502, which is 34.4% of net assets.
(EUR)—	Euro
(GBP)—	British Pound
(MTN)—	Medium-Term Note

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$12,593,985	$3,993,660	$16,587,645
Airlines	—	9,182,502	—	9,182,502
Auto Components	—	2,351,481	—	2,351,481
Automobiles	—	853,682	—	853,682
Beverages	—	953,588	—	953,588
Biotechnology	—	145,188	—	145,188
Building Products	—	2,847,725	—	2,847,725
Capital Markets	—	8,106,201	—	8,106,201
Chemicals	—	13,240,640	—	13,240,640
Commercial Banks	—	7,258,998	—	7,258,998
Commercial Services & Supplies	—	10,379,570	7	10,379,577
Communications Equipment	—	1,315,350	—	1,315,350
Construction & Engineering	—	1,058,924	—	1,058,924
Consumer Finance	—	6,231,770	—	6,231,770
Containers & Packaging	—	16,497,923	—	16,497,923
Diversified Consumer Services	—	1,964,288	—	1,964,288
Diversified Financial Services	—	16,678,975	—	16,678,975
Diversified Telecommunication Services	—	25,780,834	—	25,780,834
Electric Utilities	—	15,233,267	—	15,233,267
Energy Equipment & Services	—	14,819,887	—	14,819,887
Food & Staples Retailing	—	834,150	—	834,150
Food Products	—	1,615,076	—	1,615,076
Gas Utilities	—	3,640,688	—	3,640,688
Health Care Equipment & Supplies	—	6,856,388	—	6,856,388
Health Care Providers & Services	—	40,023,714	—	40,023,714
Hotels, Restaurants & Leisure	—	16,613,519	—	16,613,519
Household Durables	—	16,410,944	—	16,410,944
Household Products	—	2,287,025	—	2,287,025
Independent Power Producers & Energy Traders	—	12,784,137	—	12,784,137
Insurance	—	2,308,545	—	2,308,545
Internet Software & Services	—	2,173,549	—	2,173,549
IT Services	—	14,060,125	—	14,060,125
Machinery	—	2,713,350	—	2,713,350
Media	—	43,346,674	—	43,346,674
Metals & Mining	—	2,342,388	0	2,342,388
Multiline Retail	—	7,059,233	—	7,059,233
Oil, Gas & Consumable Fuels	—	69,236,313	—	69,236,313

See accompanying notes to financial statements.

MIST-18

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$—	$6,006,050	$—	$6,006,050
Pharmaceuticals	—	3,618,975	—	3,618,975
Professional Services	—	2,597,000	—	2,597,000
Real Estate Management & Development	—	8,432,875	—	8,432,875
Road & Rail	—	3,452,700	—	3,452,700
Semiconductors & Semiconductor Equipment	—	1,283,450	—	1,283,450
Software	—	8,837,805	—	8,837,805
Specialty Retail	—	9,404,499	—	9,404,499
Textiles, Apparel & Luxury Goods	—	3,651,025	—	3,651,025
Trading Companies & Distributors	—	18,442,521	—	18,442,521
Wireless Telecommunication Services	—	18,324,725	—	18,324,725
Total Domestic Bonds & Debt Securities	—	495,852,221	3,993,667	499,845,888
Foreign Bonds & Debt Securities
Aerospace & Defense	—	1,506,960	—	1,506,960
Auto Components	—	100,925	—	100,925
Automobiles	—	2,348,189	—	2,348,189
Beverages	—	650,223	—	650,223
Capital Markets	—	4,752,479	—	4,752,479
Chemicals	—	14,103,040	—	14,103,040
Commercial Banks	—	101,000	0	101,000
Commercial Services & Supplies	—	2,550,617	—	2,550,617
Construction & Engineering	—	719,250	—	719,250
Construction Materials	—	1,518,409	—	1,518,409
Containers & Packaging	—	8,442,442	—	8,442,442
Diversified Financial Services	—	7,501,261	—	7,501,261
Diversified Telecommunication Services	—	16,753,420	—	16,753,420
Electric Utilities	—	7,040,177	—	7,040,177
Energy Equipment & Services	—	7,405,597	—	7,405,597
Food Products	—	797,640	—	797,640
Health Care Equipment & Supplies	—	904,604	—	904,604
Health Care Providers & Services	—	3,043,189	—	3,043,189
Hotels, Restaurants & Leisure	—	2,357,055	—	2,357,055
IT Services	—	1,145,780	—	1,145,780
Media	—	15,570,234	—	15,570,234
Metals & Mining	—	17,260,572	—	17,260,572
Multiline Retail	—	1,851,179	—	1,851,179
Oil, Gas & Consumable Fuels	—	19,878,844	—	19,878,844
Paper & Forest Products	—	1,040,989	—	1,040,989
Pharmaceuticals	—	941,088	—	941,088
Road & Rail	—	6,957,078	—	6,957,078
Trading Companies & Distributors	—	1,451,450	—	1,451,450
Wireless Telecommunication Services	—	2,296,509	—	2,296,509
Total Foreign Bonds & Debt Securities	—	150,990,200	0	150,990,200
Loan Participations
Auto Components	—	1,207,260	—	1,207,260
Capital Markets	—	7,768,811	—	7,768,811
Chemicals	—	6,833,088	—	6,833,088
Commercial Services & Supplies	—	482,730	—	482,730
Communications Equipment	—	6,529,318	—	6,529,318
Diversified Consumer Services	—	122,229	—	122,229
Diversified Telecommunication Services	—	8,928,443	—	8,928,443
Energy Equipment & Services	—	380,196	—	380,196
Food Products	—	674,606	—	674,606
Health Care Equipment & Supplies	—	1,474,450	—	1,474,450
Health Care Providers & Services	—	2,296,304	2,167,273	4,463,577
Hotels, Restaurants & Leisure	—	10,148,195	—	10,148,195
Independent Power Producers & Energy Traders	—	12,548,395	—	12,548,395

See accompanying notes to financial statements.

MIST-19

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$—	$51,513	$—	$51,513
IT Services	—	1,771,125	—	1,771,125
Leisure Equipment & Products	—	1,997,256	—	1,997,256
Machinery	—	1,829,438	—	1,829,438
Media	—	13,792,468	—	13,792,468
Metals & Mining	—	1,323,000	—	1,323,000
Multiline Retail	—	515,000	—	515,000
Oil, Gas & Consumable Fuels	—	6,196,414	—	6,196,414
Paper & Forest Products	—	2,326,479	1,642,150	3,968,629
Real Estate Management & Development	—	860,573	—	860,573
Software	—	737,186	—	737,186
Specialty Retail	—	1,093,409	—	1,093,409
Trading Companies & Distributors	—	3,476,229	—	3,476,229
Wireless Telecommunication Services	—	8,204,385	—	8,204,385
Total Loan Participation	—	103,568,500	3,809,423	107,377,923
Common Stocks
Auto Components	14,130,905	—	—	14,130,905
Biotechnology	299,991	—	—	299,991
Capital Markets	612,640	—	—	612,640
Chemicals	1,851,901	—	—	1,851,901
Commercial Banks	2,280,960	—	—	2,280,960
Communications Equipment	448,955	—	—	448,955
Diversified Telecommunication Services	1,031,304	1	—	1,031,305
Hotels, Restaurants & Leisure	259,300	—	1	259,301
Machinery	—	—	511,155	511,155
Media	12,631,135	632,192	37,598	13,300,925
Metals & Mining	0	798,731	—	798,731
Paper & Forest Products	16,608	—	—	16,608
Road & Rail	1,457,280	—	—	1,457,280
Semiconductors & Semiconductor Equipment	1,611,919	—	—	1,611,919
Software	—	113	—	113
Total Common Stocks	36,632,898	1,431,037	548,754	38,612,689
Preferred Stocks
Consumer Finance	—	11,007,148	—	11,007,148
Diversified Financial Services	5,407,883	0	—	5,407,883
Road & Rail	—	—	0	0
Thrifts & Mortgage Finance	581,762	—	—	581,762
Transportation Infrastructure	—	19,842	—	19,842
Total Preferred Stocks	5,989,645	11,026,990	—	17,016,635
Total Convertible Bonds*	—	8,697,190	—	8,697,190
Convertible Preferred Stocks
Auto Components	—	4,376,730	—	4,376,730
Diversified Financial Services	1,283,400	—	—	1,283,400
Total Convertible Preferred Stocks	1,283,400	4,376,730	—	5,660,130
Warrants
Containers & Packaging	—	—	3,482	3,482
Hotels, Restaurants & Leisure	—	—	—	—
Media	7,447	949	0	8,396
Software	—	—	—	—
Total Warrants	7,447	949	3,482	11,878
Short-Term Investments
Mutual Fund	168,102,489	—	—	168,102,489
Repurchase Agreement	—	5,681,000	—	5,681,000
Total Short-Term Investments	168,102,489	5,681,000	—	173,783,489
Total Investments	$212,015,879	$781,624,817	$8,355,326	$1,001,996,022

See accompanying notes to financial statements.

MIST-20

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts**
Forward Contracts (Unrealized Appreciation)	$—	$2,949,081	$—	$2,949,081
Forward Contracts (Unrealized Depreciation)	—	(124,508)	—	(124,508)
Total Forward Contracts	$—	$2,824,573	$—	$2,824,573
Future Contracts**
Future Contracts (Unrealized Depreciation)	$(751,621)	$—	$—	$(751,621)
Total Futures Contracts	$(751,621)	$—	$—	$(751,621)
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$286,626	$—	$286,626
Total Swap Contracts	$—	$286,626	$—	$286,626

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

Common Stocks in the amount of $1,092,012, Preferred Stocks in the amount of $6,928,899, and Convertible Preferred Stocks in the amount of $4,794,075 were transferred from Level 1 to Level 2 due to a decline in market activity. Preferred Stock in the amount of $3,093,211 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments held at June 30, 2012
Domestic Bonds & Debt Securities
Aerospace & Defense	$4,251,570	$—	$—	$5,540	$—	$(263,450	)(a)	$—	$—	$3,993,660	$11,670
Commercial Services & Supplies	7	—	—	—	—	—		—	—	7	—
Hotels, Restaurants & Leisure	330,539	—	—	—	—	—		—	(330,539)	—	—
Metals & Mining	0	29,268	—	(29,268)	—	—		—	—	0	(29,268)
Foreign Bonds & Debt Securities
Commerical Banks	0	402,411	—	(402,411)	—	—		—	—	0	(402,411)
Loan Participations
Health Care Providers & Services	2,480,330	—	6,270	119	—	(319,446)		—	—	2,167,273	—
Paper & Forest Products	—	—	—	26,523	101,306	—		1,514,321	—	1,642,150	26,523
Common Stocks
Chemicals	0	—	—	—	—	—		—	—	0	—
Hotels, Restaurants & Leisure	1	—	—	—	—	—		—	—	1	—
Machinery	385,785	—	—	125,370	—	—		—	—	511,155	125,370
Media	37,598	—	—	—	—	—		—	—	37,598	—
Paper & Forest Products	0	—	—	—	—	—		—	—	—	—
Preferred Stock
Road & Rail	0	—	—	—	—	—		—	—	0	—
Warrants
Containers & Packaging	3,124	—	—	358	—	—		—	—	3,482	358
Hotels, Restaurants & Leisure	0	—	—	—	—	—		—	—	0	—
Media	225,278	—	—	(225,278)	—	—		—	—	0	(225,278)
Software	0	—	—	—	—	—		—	—	0	—

Total	$7,714,232	$431,679	$6,270	$(499,047)	$101,306	$(582,896)		$1,514,321	$(330,539)	$8,355,326	$(493,036)

(a)	Sales include principal reductions.

Loan Participations in the amount of $1,514,321 were tranferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Domestic Bonds & Debt Securities in the amount of $330,539 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity for significant observable inputs.

See accompanying notes to financial statements.

MIST-21

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2012

Fair Value Hierarchy—(Continued)

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at June 30, 2012	Valuation Technique(s)	Unobservable Input	Range	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Domestic Bonds & Debt Securities Aerospace & Defense	$3,993,660	Market Comparable Companies	Yield	7.0%	N/A	Fair value would decrease
Loan Participations Health Care-Providers & Services	2,167,273	Market Comparable Companies	Yield	9.0%	N/A	Fair value would decrease
			Secured Leverage Ratio	1.7x	N/A
Paper & Forest Products	1,642,150	Estimated Final Distribution	Probable Outcome	50%	N/A	Fair value would increases
Common Stocks Machinery	511,155	Market Comparable Companies	Price Tangible Book Value	1.4x-3.2x	N/A	Fair value would increase
			Discounted Rate- Cost of Equity	12%-21%	N/A	Fair value would increase
			Price Tangible Book Value and Deferred Tax Asset	1.0x-2.0x	N/A	Fair value would increase
Media	37,598	Liquidation Value	Remaining Distribution	$5.04	N/A	Fair value would increase
Warrants Containers & Packaging	3,482	Common Stock Equivalent	Ratio to Common Shares	5.192	N/A	Fair value would increase

See accompanying notes to financial statements.

MIST-22

Met Investors Series Trust

BlackRock High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2012

Assets
Investments at value (a)(b)		$1,001,996,022
Cash		16,474
Cash denominated in foreign currencies (c)		2,180,381
Cash collateral for futures contracts		1,284,000
Receivable for investments sold		7,059,334
Receivable for shares sold		182,965
Dividends receivable		2,800
Interest receivable		12,609,140
Swap interest receivable		9,167
Swaps at market value (d)(e)		286,626
Unrealized appreciation on forward foreign currency exchange contracts		2,949,081
Miscellaneous assets		66,225

Total Assets		1,028,642,215
Liabilities
Payables for:
Investments purchased	$29,428,267
Shares redeemed	958,412
Cash collateral for swap contracts	400,000
Unrealized depreciation on forward foreign currency exchange contracts	124,508
Net variation margin on futures contracts	549,100
Collateral for securities loaned	168,102,489
Swap interest	2,483
Accrued expenses:
Management fees	402,553
Distribution and service fees—Class B	55,271
Administration fees	2,895
Custodian and accounting fees	45,802
Deferred trustees’ fees	29,886
Other expenses	97,484

Total Liabilities		200,199,150

Net Assets		$828,443,065

Net assets represented by
Paid in surplus		$781,541,676
Accumulated net realized gain		7,955,536
Unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		13,862,777
Undistributed net investment income		25,083,076

Net Assets		$828,443,065

Net Assets
Class A		$555,160,301
Class B		273,282,764
Capital Shares Outstanding*
Class A		67,492,271
Class B		33,469,533
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$8.23
Class B		8.17

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $990,664,528.
(b)	Includes securities loaned at value of $163,354,997.
(c)	Identified cost of cash denominated in foreign currencies was $2,156,408.
(d)	Net Premium paid on swaps was $115,650.
(e)	Net Premium received on swaps was $283,500.

Statement of Operations

Six Months Ended June 30, 2012

Investment Income
Dividends		$789,530
Interest (a)(b)		32,362,909

Total investment income		33,152,439
Expenses
Management fees	$2,486,561
Administration fees	12,634
Custodian and accounting fees	101,672
Distribution and service fees—Class B	358,894
Audit and tax services	35,382
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	45,180
Insurance	826
Miscellaneous	4,179

Total expenses	3,081,839

Net Investment Income		30,070,600

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain on:
Investments		7,421,329
Futures contracts		96,986
Swap contracts		1,981,094
Foreign currency transactions		1,175,793

Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		10,675,202

Net change in unrealized appreciation (depreciation) on:
Investments		19,369,525
Futures contracts		(677,562)
Swap contracts		261,604
Foreign currency transactions		(306,293)

Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		18,647,274

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions		29,322,476

Net Increase in Net Assets From Operations		$59,393,076

(a)	Includes net income on securities loaned of $270,033.
(b)	Net of foreign withholding taxes of $1,348.

See accompanying notes to financial statements.

MIST-23

Met Investors Series Trust

BlackRock High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$30,070,600	$56,170,659
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	10,675,202	22,051,699
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and foreign currency transactions	18,647,274	(49,258,870)

Net increase in net assets resulting from operations	59,393,076	28,963,488

Distributions to Shareholders
From net investment income
Class A	(39,965,903)	(46,335,390)
Class B	(21,123,189)	(17,000,919)
From net realized capital gains
Class A	(7,088,726)	—
Class B	(3,859,774)	—

Net decrease in net assets resulting from distributions	(72,037,592)	(63,336,309)

Net increase (decrease) in net assets from capital share transactions	52,246,090	(93,855,348)

Net increase (Decrease) in net assets	39,601,574	(128,228,169)

Net Assets
Net assets at beginning of period	788,841,491	917,069,660

Net assets at end of period	$828,443,065	$788,841,491

Undistributed net investment income at end of period	$25,083,076	$56,101,568

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	4,249,312	$36,253,763	13,611,325	$115,586,227
Reinvestments	5,787,777	47,054,629	5,432,050	46,335,390
Redemptions	(4,578,010)	(38,861,011)	(35,100,742)	(300,001,067)

Net increase (decrease)	5,459,079	$44,447,381	(16,057,367)	$(138,079,450)

Class B
Sales	5,551,674	$46,779,811	21,429,200	$180,506,081
Reinvestments	3,095,782	24,982,963	2,004,825	17,000,919
Redemptions	(7,783,611)	(63,964,065)	(18,372,853)	(153,282,898)

Net increase	863,845	$7,798,709	5,061,172	$44,224,102

Increase (decrease) derived from capital shares transactions		$52,246,090		$(93,855,348)

See accompanying notes to financial statements.

MIST-24

Met Investors Series Trust

BlackRock High Yield Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.36		$8.70	$8.02	$5.80	$8.24	$8.92

Income (Loss) from Investment Operations
Net investment income (a)	0.31		0.59	0.63	0.77	0.61	0.60
Net realized and unrealized gain (loss) on investments	0.31		(0.35)	0.62	1.85	(2.48)	(0.34)

Total from investment operations	0.62		0.24	1.25	2.62	(1.87)	0.26

Less Distributions
Distributions from net investment income	(0.64)		(0.58)	(0.57)	(0.40)	(0.57)	(0.94)
Distributions from net realized capital gains	(0.11)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.75)		(0.58)	(0.57)	(0.40)	(0.57)	(0.94)

Net Asset Value, End of Period	$8.23		$8.36	$8.70	$8.02	$5.80	$8.24

Total Return (%) (b)	7.63	(c)	2.50	16.10	47.20	(24.20)	2.70

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.66	(d)	0.65	0.65	0.67	0.67	0.73 (e)
Ratio of net expenses to average net assets (%) (f)	0.66	(d)	0.65	0.65	0.67	0.67	0.72
Ratio of net investment income to average net assets (%)	7.34	(d)	6.91	7.60	11.24	8.40	7.21
Portfolio turnover rate (%)	43.2	(c)	98.7	98.6	91.7	57.8	60.2
Net assets, end of period (in millions)	$555.2		$518.4	$679.1	$563.4	$295.7	$404.1

	Class B
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008(g)
Net Asset Value, Beginning of Period	$8.29		$8.64	$7.98	$5.78	$7.66

Income (Loss) From Investment Operations
Net investment income (a)	0.30		0.56	0.60	0.77	0.41
Net realized and unrealized gain (loss) on investments	0.32		(0.34)	0.62	1.83	(2.29)

Total from investment operations	0.62		0.22	1.22	2.60	(1.88)

Less Distributions
Distributions from net investment income	(0.63)		(0.57)	(0.56)	(0.40)	0.00
Distributions from net realized capital gains	(0.11)		0.00	0.00	0.00	0.00

Total distributions	(0.74)		(0.57)	(0.56)	(0.40)	0.00

Net Asset Value, End of Period	$8.17		$8.29	$8.64	$7.98	$5.78

Total Return (%) (b)	7.46	(c)	2.34	15.77	46.65	(24.54	)(c)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.91	(d)	0.90	0.90	0.92	0.94	(d)
Ratio of net expenses to average net assets (%) (f)	0.91	(d)	0.90	0.90	0.92	0.94	(d)
Ratio of net investment income to average net assets (%)	7.09	(d)	6.66	7.29	10.88	8.70	(d)
Portfolio turnover rate (%)	43.2	(c)	98.7	98.6	91.7	57.8
Net assets, end of period (in millions)	$273.3		$270.4	$238.0	$109.1	$13.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Excludes effect of deferred expense reimbursement. See Note 3 of the Notes to Financial Statements.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Commencement of operations was 4/28/2008.

See accompanying notes to financial statements.

MIST-25

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock High Yield Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-26

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes

MIST-27

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, forward contracts, swap transactions, paydown adjustments, defaulted bonds, contingent payment debt instrument, ASC-860 (Lehman Brothers counterparty gain/loss) adjustment, premium amortization adjustments, partnerships, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the

MIST-28

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with BlackRock Financial Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,486,561	0.600%	All

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

MIST-29

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$432,270,826	$—	$351,721,986

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily

MIST-30

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

(offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation or index to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount or unrealized appreciation of the contract, respectively. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on credit indices, corporate issues or sovereign issues as of period end are disclosed in Note 8 to the Notes to Financial Statements and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in Note 8 to the Notes to Financial Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

MIST-31

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Swaps at market value	$286,626
Equity			Unrealized depreciation on futures contracts*	$751,621
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,949,081	Unrealized depreciation on forward foreign currency exchange contracts	124,508

Total		$3,235,707		$876,129

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain	Credit	Equity	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$2,360,557	$2,360,557
Futures contracts	—	96,986	—	96,986
Swap contracts	1,981,094	—	—	1,981,094

	$1,981,094	$96,986	$2,360,557	$4,438,637

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Credit	Equity	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$(435,019)	$(435,019)
Futures contracts	—	(677,562)	—	(677,562)
Swap contracts	261,604	—	—	261,604

	$261,604	$(677,562)	$(435,019)	$(850,977)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$78,391,404
Futures contracts	(9,642)
Swap contracts	10,637,083

(a)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Open forward foreign currency exchange contracts at June 30, 2012 were as follows

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Depreciation
7/25/2012	Citibank N.A.	1,000,000	EUR	$1,265,719	$1,321,990	$(56,271)
7/25/2012	Royal Bank of Scotland plc	1,000,000	EUR	1,265,719	1,326,037	(60,318)
7/18/2012	UBS AG	265,000	GBP	415,015	419,287	(4,272)

Net Unrealized Depreciation						$(120,861)

MIST-32

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Forward Foreign Currency Exchnage Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30,2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/18/2012	UBS AG	545,000	CAD	$535,135	$550,942	$15,807
7/25/2012	Citibank N.A.	48,672,500	EUR	61,605,717	64,247,700	2,641,983
7/25/2012	UBS AG	176,000	EUR	222,767	227,491	4,724
7/25/2012	Citibank N.A.	4,000	EUR	5,063	5,103	40
7/18/2012	Goldman Sachs	9,650,000	GBP	15,112,798	15,399,325	286,527
7/18/2012	Royal Bank of Scotland plc	259,500	GBP	406,401	405,476	(925)
7/18/2012	UBS AG	306,000	GBP	479,224	476,502	(2,722)

Net Unrealized Appreciation						$2,945,434

CAD—	Canadian Dollar
EUR—	Euro
GBP—	British Pound

7. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Depreciation
S&P 500 E Mini Index Futures	CME Index & Options Market	9/21/2012	(323)	$(21,154,239)	$(21,905,860)	$(751,621)

8. Swap Agreements

Open credit default swap agreements at June 30, 2012 were as follows:

Credit Default Swaps on corporate issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.054%	515,000	USD	$766	$38,625	$(37,859)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.054%	310,000	USD	461	24,800	(24,339)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.054%	275,000	USD	409	13,750	(13,341)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.054%	270,000	USD	402	15,525	(15,123)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	06/20/2015	Deutsche Bank AG	5.054%	255,000	USD	380	22,950	(22,570)

Totals							$2,418	$115,650	$(113,232)

Credit Default Swaps on corporate issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Received	Unrealized Appreciation
CCO Holdings LLC/ CCO Holdings Capital Corp. 7.25%, due 10/30/2017	8.000%	09/20/2017	Deutsche Bank AG	6.900%	1,500,000	USD	$69,609	$—	$69,609
CIT Group, Inc. 6.625%, due 04/01/2018	5.000%	09/20/2015	Deutsche Bank AG	3.080%	3,600,000	USD	214,599	(283,500)	498,099

Totals							$284,208	$(283,500)	$567,708

MIST-33

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

11. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$63,336,309	$48,309,855	$—	$—	$63,336,309	$48,309,855

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carry forwards	Total
$60,709,970	$11,143,479	$(12,282,477)	$—	$59,570,972

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

MIST-34

Met Investors Series Trust

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

12. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-35

Met Investors Series Trust

BlackRock High Yield Portfolio

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock High Yield Portfolio and the Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock High Yield Portfolio, one of the portfolios constituting Met Investors Series Trust (the “Trust”) as of June 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock High Yield Portfolio of Met Investors Series Trust as of June 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte &Touche LLP

Boston, Massachusetts

August 27, 2012

MIST-36

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-37

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-38

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Met Investors Series Trust BlackRock Large Cap Core Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the BlackRock Large Cap Core Portfolio returned 6.69%, 6.56%, and 6.57%; respectively. The Portfolio’s benchmark, the Russell 1000 Index1, returned 9.38% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The year 2012 started off strong for stocks. Much of the gain in share prices can be attributed to improved economic data, particularly in terms of the labor market and the absence of “external shocks.” The European debt crisis had remained reasonably well contained. Given the relatively benign environment, market volatility declined noticeably in the first two months as stocks experienced multiple weeks of uninterrupted gains; however, the pace of gains moderated considerably by the end of the first quarter.

The second quarter saw a return of volatility as investors again began reacting to the latest developments in Europe and weakening economic data at home. Additionally, a growing sense that stocks had risen too far, too fast was weighing on the markets and, in retrospect, it does appear that stocks had become overdue for a correction. This backdrop, combined with heightened uncertainty and unease, was enough to spark a retrenchment in risk assets. By early June, the selloff in US stocks met the technical definition of a correction when they declined 10% from their April highs. Stocks did manage to stage a bit of a recovery in the last few trading weeks of the quarter primarily due to increasing optimism that policymakers in both Europe and the United States were set to engage in additional easing measures. The S&P 500 Index held onto a gain of 9.5% at the mid-year point.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio underperformed the Russell 1000 Index for the six month period. The largest detractors from performance came from the Financials and Consumer Discretionary sectors. Within Financials, negative performance was due to an underweight and stock selection, particularly in Diversified Financial Services, Insurance and Commercial Banks. Generally, the sector surged amid improved investor confidence. JP Morgan Chase and Bank of America performed well during the period and the portfolio maintained an underweight position within JP Morgan and did not hold Bank of America. We maintain our position in JP Morgan but found Bank of America unattractive. Within Insurance, companies such as Prudential Financial experienced weakness; the Portfolio’s Life Insurance holdings detracted from results. Negative performance was due to concerns regarding group disability underwriting, as well as the impact of low interest rates on their variable annuities book.

Diversified Consumer Services and Specialty Retail holdings were the primary detractors within Consumer Discretionary. Ongoing weakness in new student enrollments hampered the results of Education Services Providers, as changes to company business models in response to regulatory pressures are driving increased competition for higher-quality students, e.g. Apollo Group. Meanwhile, Consumer Electronics Retailers lagged on product cycle weakness and competitive pressures. Core business segments (e.g., Televisions, Gaming) are in secular decline, while at the same time, big-ticket purchases are increasingly moving online (e.g. BestBuy). This combination has negatively impacted pricing and margins for the companies in the industry.

On the positive side, stock selection in Materials and an underweight in Utilities contributed to performance. Within Materials, stock selection in Chemical companies like CF Industries Holdings Inc., and LyondellBasell Industries and Metals & Mining generally aided performance. In Utilities, an underweight in Electric Utilities made the strongest impact.

Given our outlook at period end, the Portfolio reflected an approach that balances exposure to faster-growing, cyclical companies that are best positioned for a recovery with more defensive holdings that are expected to provide steady performance irrespective of the economic backdrop.

As of June 30, 2012, the Portfolio’s largest sector overweights relative to its benchmark include Healthcare, Information Technology and Energy, while the largest underweight sectors are Consumer Staples and Utilities.

Chris Leavy

Peter Stournaras

Portfolio Managers

BlackRock Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

BLACKROCK LARGE CAP CORE PORTFOLIO MANAGED BY

BLACKROCK ADVISORS, LLC VS. RUSSELL 1000 INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
BlackRock Large Cap Core Portfolio
Class A	6.69	-3.57	-1.87	4.31	—
Class B	6.56	-3.82	-2.12	—	-1.95
Class E	6.57	-3.74	-2.03	—	-1.86
Russell 1000 Index[1]	9.38	4.37	0.39	5.72	—

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investable U.S. equity market.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 3/23/1998. Inception of Class B and Class E shares is 4/30/2007.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Apple, Inc.	4.8
International Business Machines Corp.	2.7
Microsoft Corp.	2.7
Chevron Corp.	2.6
Exxon Mobil Corp.	2.4
Pfizer, Inc.	2.2
Philip Morris International, Inc.	2.1
Google, Inc.- Class A	2.1
JPMorgan Chase & Co.	2.0
Merck & Co., Inc.	2.0

Top Sectors

% of Market Value of Total Investments
Information Technology	22.9
Health Care	16.1
Consumer Discretionary	13.2
Energy	13.1
Financials	12.5
Industrials	11.2
Consumer Staples	5.4
Materials	3.1
Telecommunication Services	2.5

MIST-2

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Understanding Your Portfolio's Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as "expenses") of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Large Cap Core Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.62%	$1,000.00	$1,066.90	$3.19
	Hypothetical*	0.62%	$1,000.00	$1,021.78	$3.12

Class B(a)	Actual	0.87%	$1,000.00	$1,065.60	$4.47
	Hypothetical*	0.87%	$1,000.00	$1,020.54	$4.37

Class E(a)	Actual	0.77%	$1,000.00	$1,065.70	$3.95
	Hypothetical*	0.77%	$1,000.00	$1,021.03	$3.87

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—100.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
General Dynamics Corp.	182,625	$12,045,945
Lockheed Martin Corp.	137,600	11,982,208
Northrop Grumman Corp.	196,475	12,533,140
Raytheon Co.	78,600	4,447,974

		41,009,267

Auto Components—1.0%
Autoliv, Inc. (a)	127,725	6,981,449
TRW Automotive Holdings Corp.*	108,100	3,973,756

		10,955,205

Automobiles—0.1%
Thor Industries, Inc. (a)	49,125	1,346,516

Beverages—0.1%
Coca-Cola Co. (The)	19,725	1,542,298

Capital Markets—1.2%
Goldman Sachs Group, Inc. (The)	137,600	13,190,336

Chemicals—1.1%
CF Industries Holdings, Inc.	58,950	11,420,973

Commercial Banks—0.2%
Wells Fargo & Co.	58,975	1,972,124

Commercial Services & Supplies—0.5%
RR Donnelley & Sons Co. (a)	481,325	5,665,195

Communications Equipment—1.7%
Cisco Systems, Inc.	1,070,750	18,384,778

Computers & Peripherals—8.8%
Apple, Inc.*	88,200	51,508,800
Dell, Inc.*	943,025	11,806,673
Hewlett-Packard Co.	599,300	12,051,923
QLogic Corp.* (a)	609,050	8,337,894
Western Digital Corp.*	343,825	10,479,786

		94,185,076

Construction & Engineering—1.6%
Chicago Bridge & Iron Co. N.V.	196,475	7,458,191
Fluor Corp.	196,475	9,694,077

		17,152,268

Consumer Finance—1.2%
Discover Financial Services	382,975	13,243,276

Diversified Consumer Services—2.0%
Apollo Group, Inc. - Class A*	314,450	11,379,945
ITT Educational Services, Inc.* (a)	120,881	7,343,521
Service Corp. International (a)	245,600	3,038,072

		21,761,538

Diversified Financial Services—4.2%
Citigroup, Inc.	614,800	$16,851,668
JPMorgan Chase & Co.	605,375	21,630,049
Moody's Corp.	78,600	2,872,830
NASDAQ OMX Group, Inc. (The)	166,975	3,785,323

		45,139,870

Diversified Telecommunication Services—2.5%
AT&T, Inc.	157,225	5,606,643
Verizon Communications, Inc.	471,450	20,951,238

		26,557,881

Energy Equipment & Services—1.1%
Nabors Industries, Ltd.*	795,675	11,457,720

Food & Staples Retailing—2.1%
Kroger Co. (The)	500,950	11,617,030
Safeway, Inc. (a)	579,550	10,518,833

		22,135,863

Food Products—0.8%
ConAgra Foods, Inc.	314,450	8,153,689

Health Care Equipment & Supplies—1.1%
Zimmer Holdings, Inc. (a)	176,750	11,375,630

Health Care Providers & Services—6.4%
Aetna, Inc.	261,525	10,139,324
AmerisourceBergen Corp.	294,700	11,596,445
Cardinal Health, Inc.	176,750	7,423,500
Humana, Inc.	147,350	11,410,784
McKesson Corp.	127,725	11,974,219
UnitedHealth Group, Inc.	265,225	15,515,662

		68,059,934

Hotels, Restaurants & Leisure—0.7%
Wyndham Worldwide Corp.	147,350	7,771,239

Household Durables—0.1%
Tupperware Brands Corp.	19,725	1,080,141

Household Products—0.3%
Procter & Gamble Co. (The)	58,975	3,612,219

Industrial Conglomerates—2.0%
3M Co.	43,941	3,937,113
General Electric Co.	284,850	5,936,274
Tyco International, Ltd.	225,875	11,937,494

		21,810,881

Insurance—5.6%
Allstate Corp. (The)	137,600	4,828,384
American International Group, Inc.*	343,825	11,033,344
Chubb Corp. (The)	166,975	12,159,120
Lincoln National Corp.	481,325	10,526,578
Travelers Cos., Inc. (The)	196,475	12,542,964

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Unum Group	453,825	$8,681,672

		59,772,062

Internet & Catalog Retail—1.1%
Expedia, Inc.	235,725	11,331,301

Internet Software & Services—2.1%
Google, Inc. - Class A*	37,750	21,897,642

IT Services—5.3%
Accenture plc - Class A	78,600	4,723,074
Alliance Data Systems Corp.* (a)	88,375	11,930,625
International Business Machines Corp.	147,350	28,818,713
Western Union Co.	658,175	11,083,667

		56,556,079

Machinery—3.2%
AGCO Corp.*	265,225	12,128,739
Ingersoll-Rand plc	275,000	11,599,500
Parker Hannifin Corp. (a)	137,600	10,578,688

		34,306,927

Media—2.1%
DIRECTV - Class A*	39,250	1,916,185
Interpublic Group of Cos., Inc. (The)	618,725	6,713,166
Time Warner Cable, Inc.	166,975	13,708,648

		22,337,999

Metals & Mining—1.1%
Alcoa, Inc. (a)	1,277,000	11,173,750

Multiline Retail—1.9%
Macy's, Inc.	294,700	10,122,945
Nordstrom, Inc.	206,250	10,248,562

		20,371,507

Office Electronics—0.2%
Xerox Corp.	265,225	2,087,321

Oil, Gas & Consumable Fuels—12.1%
Apache Corp.	157,225	13,818,505
Chevron Corp.	265,225	27,981,237
ConocoPhillips	304,575	17,019,651
Denbury Resources, Inc.*	530,450	8,015,100
Devon Energy Corp.	196,475	11,393,585
Exxon Mobil Corp.	304,575	26,062,483
Marathon Oil Corp.	392,850	10,045,175
Marathon Petroleum Corp.	314,450	14,125,094

		128,460,830

Paper & Forest Products—1.0%
International Paper Co.	353,700	10,225,467

Pharmaceuticals—8.7%
Abbott Laboratories	284,850	$18,364,279
Eli Lilly & Co.	343,825	14,753,531
Forest Laboratories, Inc.*	324,100	11,340,259
Johnson & Johnson (a)	49,125	3,318,885
Merck & Co., Inc.	509,800	21,284,150
Pfizer, Inc.	1,021,525	23,495,075

		92,556,179

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.* (a)	112,257	643,233

Software—4.7%
CA, Inc.	441,975	11,973,103
Microsoft Corp.	927,025	28,357,695
Symantec Corp.*	667,925	9,758,384

		50,089,182

Specialty Retail—4.2%
Advance Auto Parts, Inc.	147,350	10,052,217
Best Buy Co., Inc. (a)	508,625	10,660,780
GameStop Corp. - Class A (a)	112,736	2,069,833
Gap, Inc. (The)	422,350	11,555,496
Limited Brands, Inc.	235,725	10,025,384

		44,363,710

Tobacco—2.1%
Philip Morris International, Inc.	255,450	22,290,567

Total Common Stocks (Cost $993,497,457)		1,067,447,673

Short-Term Investments—7.2%

Mutual Fund—7.2%
State Street Navigator Securities Lending Prime Portfolio (b)	76,765,677	76,765,677

Total Short-Term Investments (Cost $76,765,677)		76,765,677

Total Investments—107.4% (Cost $1,070,263,134#)		1,144,213,350
Other assets and liabilities (net)—(7.4)%		(78,651,316)

Net Assets—100.0%		$1,065,562,034

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,070,263,134. The aggregate unrealized appreciation and depreciation of investments were $115,666,433 and $(41,716,217), respectively, resulting in net unrealized appreciation of $73,950,216 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $76,507,639 and the collateral received consisted of cash in the amount of $76,765,677 and non-cash collateral with a value of $9,812. The cash collateral is

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)	Represents investment of cash collateral received from securities lending transactions.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,067,447,673	$—	$—	$1,067,447,673
Total Short-Term Investments*	76,765,677	—	—	76,765,677
Total Investments	$1,144,213,350	$—	$—	$1,144,213,350

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,144,213,350
Receivable for investments sold		16,209,418
Receivable for shares sold		525,446
Dividends receivable		965,981

Total Assets		1,161,914,195
Liabilities
Due to custodian	$3,923,266
Payables for:
Investments purchased	13,966,381
Shares redeemed	960,387
Collateral for securities loaned	76,765,677
Accrued Expenses:
Management fees	492,416
Distribution and service fees—Class B	21,125
Distribution and service fees—Class E	11,284
Administration fees	3,521
Custodian and accounting fees	18,816
Deferred trustees’ fees	29,886
Other expenses	159,402

Total Liabilities		96,352,161

Net Assets		$1,065,562,034

Net assets represented by
Paid in surplus		$1,305,956,004
Accumulated net realized loss		(322,898,572)
Unrealized appreciation on investments		73,950,216
Undistributed net investment income		8,554,386

Net Assets		$1,065,562,034

Net Assets
Class A		$865,334,068
Class B		106,074,321
Class E		94,153,645
Capital Shares Outstanding*
Class A		94,906,873
Class B		11,800,954
Class E		10,390,850
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.12
Class B		8.99
Class E		9.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,070,263,134.
(b)	Includes securities loaned at value of $76,507,639.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$11,261,399
Interest (b)		764,408

Total investment income		12,025,807
Expenses
Management fees	$3,246,474
Administration fees	16,416
Custodian and accounting fees	40,236
Distribution and service fees—Class B	134,087
Distribution and service fees—Class E	73,601
Audit and tax services	18,472
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	109,142
Insurance	1,466
Miscellaneous	3,922

Total expenses	3,680,327
Less management fee waiver	(75,520)

Net expenses	3,604,807

Net Investment Income		8,421,000

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		47,246,539
Net change in unrealized appreciation on investments		14,941,859

Net realized and unrealized gain on investments		62,188,398

Net Increase in Net Assets From Operations		$70,609,398

(a)	Net of foreign withholding taxes of $13,872.
(b)	Includes net income on securities loaned of $764,328.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,421,000	$13,053,383
Net realized gain on investments	47,246,539	89,746,779
Net change in unrealized appreciation (depreciation) on investments	14,941,859	(96,765,362)

Net increase in net assets resulting from operations	70,609,398	6,034,800

Distributions to Shareholders
From net investment income
Class A	(10,774,634)	(10,408,699)
Class B	(1,093,979)	(835,668)
Class E	(1,034,454)	(1,028,712)

Net decrease in net assets resulting from distributions	(12,903,067)	(12,273,079)

Net decrease in net assets from capital share transactions	(39,220,795)	(70,601,073)

Net increase (decrease) in net assets	18,485,536	(76,839,352)

Net Assets
Net assets at beginning of period	1,047,076,498	1,123,915,850

Net assets at end of period	$1,065,562,034	$1,047,076,498

Undistributed net investment income at end of period	$8,554,386	$13,036,453

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	687,565	$6,524,672	1,257,970	$10,929,454
Reinvestments	1,136,565	10,774,634	1,085,370	10,408,699
Redemptions	(5,590,583)	(52,291,229)	(11,584,575)	(103,419,700)

Net decrease	(3,766,453)	$(34,991,923)	(9,241,235)	$(82,081,547)

Class B
Sales	1,105,727	$10,148,403	4,637,743	$41,046,965
Reinvestments	117,003	1,093,979	88,337	835,668
Redemptions	(1,036,865)	(9,543,182)	(2,345,942)	(20,499,457)

Net increase	185,865	$1,699,200	2,380,138	$21,383,176

Class E
Sales	669,361	$6,253,737	1,947,185	$17,452,087
Reinvestments	109,698	1,034,454	107,945	1,028,712
Redemptions	(1,430,117)	(13,216,263)	(3,185,184)	(28,383,501)

Net decrease	(651,058)	$(5,928,072)	(1,130,054)	$(9,902,702)

Decrease derived from capital shares transactions		$(39,220,795)		$(70,601,073)

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.65		$8.70	$7.82	$6.67	$11.14	$11.20

Income (Loss) From Investment Operations
Net investment income (a)	0.07		0.11	0.10	0.09	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.51		(0.06)	0.89	1.17	(4.10)	0.63

Total from investment operations	0.58		0.05	0.99	1.26	(3.99)	0.72

Less Distributions
Distributions from net investment income	(0.11)		(0.10)	(0.11)	(0.11)	(0.06)	(0.08)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.42)	(0.70)

Total distributions	(0.11)		(0.10)	(0.11)	(0.11)	(0.48)	(0.78)

Net Asset Value, End of Period	$9.12		$8.65	$8.70	$7.82	$6.67	$11.14

Total Return (%) (g)	6.69	(b)	0.46	12.64	19.34	(37.17)	6.55

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.63	(c)	0.64	0.64	0.65	0.62	0.65	(d)
Ratio of net expenses to average net assets (%) (f)	0.62	(c)	0.63	0.64	0.65	0.62	0.64
Ratio of net investment income to average net assets (%)	1.57	(c)	1.20	1.21	1.39	1.20	0.83
Portfolio turnover rate (%)	54.2	(b)	97.5	132.5	130.4	102.8	87.3
Net assets, end of period (in millions)	$865.3		$853.3	$939.4	$923.5	$1,041.2	$1,716.0

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007(e)
Net Asset Value, Beginning of Period	$8.52		$8.58	$7.72	$6.58	$11.01	$10.91

Income (Loss) From Investment Operations
Net investment income (a)	0.06		0.09	0.08	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.50		(0.07)	0.87	1.16	(4.04)	0.06

Total from investment operations	0.56		0.02	0.95	1.23	(3.96)	0.10

Less Distributions
Distributions from net investment income	(0.09)		(0.08)	(0.09)	(0.09)	(0.05)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.42)	0.00

Total distributions	(0.09)		(0.08)	(0.09)	(0.09)	(0.47)	0.00

Net Asset Value, End of Period	$8.99		$8.52	$8.58	$7.72	$6.58	$11.01

Total Return (%) (g)	6.56	(b)	0.18	12.36	19.10	(37.36)	0.92	(b)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.88	(c)	0.89	0.89	0.90	0.87	0.89	(c)
Ratio of net expenses to average net assets (%) (f)	0.87	(c)	0.88	0.89	0.90	0.87	0.89	(c)
Ratio of net investment income to average net assets (%)	1.32	(c)	0.99	0.98	1.11	0.96	0.58	(c)
Portfolio turnover rate (%)	54.2	(b)	97.5	132.5	130.4	102.8	87.3
Net assets, end of period (in millions)	$106.1		$99.0	$79.3	$56.6	$33.5	$47.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007(e)
Net Asset Value, Beginning of Period	$8.59		$8.65	$7.77	$6.62	$11.07	$10.96

Income (Loss) From Investment Operations
Net investment income (a)	0.07		0.09	0.08	0.08	0.09	0.05
Net realized and unrealized gain (loss) on investments	0.50		(0.06)	0.89	1.16	(4.07)	0.06

Total from investment operations	0.57		0.03	0.97	1.24	(3.98)	0.11

Less Distributions
Distributions from net investment income	(0.10)		(0.09)	(0.09)	(0.09)	(0.05)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.42)	0.00

Total distributions	(0.10)		(0.09)	(0.09)	(0.09)	(0.47)	0.00

Net Asset Value, End of Period	$9.06		$8.59	$8.65	$7.77	$6.62	$11.07

Total Return (%) (g)	6.57	(b)	0.21	12.58	19.20	(37.30)	1.00	(b)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.78	(c)	0.79	0.79	0.80	0.77	0.79	(c)
Ratio of net expenses to average net assets (%) (f)	0.77	(c)	0.78	0.79	0.80	0.77	0.79	(c)
Ratio of net investment income to average net assets (%)	1.42	(c)	1.04	1.06	1.23	1.04	0.69	(c)
Portfolio turnover rate (%)	54.2	(b)	97.5	132.5	130.4	102.8	87.3
Net assets, end of period (in millions)	$94.2		$94.8	$105.2	$101.8	$96.6	$179.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Excludes effect of deferred expense reimbursement. See Note 3 of the Notes to Financial Statements.
(e)	Commencement of operations was 4/30/2007.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Large Cap Core Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-11

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-12

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with BlackRock Advisors, LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

MIST-13

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$3,246,474	0.625%	First $250 million
	0.600%	$250 million to $500 million
	0.575%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $2 billion

An identical agreement was in place for the period May 24, 2011 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$596,411,620	$—	$636,029,928

MIST-14

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$12,273,079	$13,987,000	$—	$—	$12,273,079	$13,987,000

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$13,061,520	$—	$50,506,029	$(361,642,783)	$(298,075,234)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total
$154,525,176	$207,117,607	$361,642,783

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-15

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-16

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-17

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Clarion Global Real Estate Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Managed by CBRE Clarion Securities, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Clarion Global Real Estate Portfolio returned 13.78%, 13.56%, and 13.61%, respectively. The Portfolio’s benchmark, the FTSE EPRA/NAREIT Developed Index1, returned 15.29% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The past six months have been a period of strongly positive total returns for investors in the global real estate securities market, with the benchmark returning more than 15%. All major regions posted positive performance, led by the Asia-Pacific region, which was up a little more than 18%. The Americas region was up more than 14%, while the European region delivered a +10.7% return. Performance in the Asia-Pacific region was led by Singapore and Japan, as both markets posted returns in excess of 20%, while performance lagged in Hong Kong, which was up almost 13%. In the Americas, the U.S. posted a return of almost 15%, which was in-line with the benchmark. In Europe, performance on the Continent trailed the returns achieved in the U.K., up 15.2%, where performance essentially matched the benchmark.

Global listed property companies have generated positive total returns despite economic and political uncertainty which continue to weigh on the broader equity markets. Year-to-date, the sector has outperformed the broader global equity indices. Listed property companies’ positive returns have been buoyed by a number of key factors including: (1) an attractive dividend yield relative to other asset classes; (2) a healthy near-term earnings and dividend growth outlook, underpinned by stable to improving property fundamentals and an active transactions market; and (3) property companies’ strong balance sheets and continued access to attractively priced capital.

Real estate cash flows remain resilient amidst the uncertainty. Despite the globe’s economic slowdown, our underwritten earnings projections of funds from operations (cash flow per share) are now higher than what we projected at the beginning of the year. Earnings are higher as a result of a combination of improving revenues, lower expenses (partly via lower financing costs), and external growth, which is an increasing component of earnings growth. While a rising expectation for revenue growth seems unusual given the changing economic backdrop, listed property companies are benefitting partly from an increase in their market share of tenant demand. This is being driven by the higher-than-average quality of their property portfolios and the superior property locations versus the average private landlord in many markets globally.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio’s performance trailed the benchmark during the period primarily as the result of stock selection decisions. The impact of stock selection decisions was primarily focused in Hong Kong, the U.S. and Japan, which overshadowed the value added from good stock selection in Europe. The relative underperformance during the period was tied to the Portfolio’s exposure in companies and geographies which have traditionally been more sensitive to changing economic conditions. Disappointing economic releases announced during the latter half of the second quarter resulted in underperformance from some of these positions. Overweight positions in the Apartment and Lodging sectors in the U.S. detracted from relative returns as these property types underperformed. Our underweight position in the U.S. Healthcare real estate investment trusts (REITs) also detracted from relative performance, as the result of the outperformance by many of these companies despite valuations that by many measures remain expensive. In Hong Kong, an overweight position in underperforming Sun Hung Kai Properties Ltd. (Hong Kong), as well as underweights to outperforming China-focused developers New World Development Co. Ltd. (Hong Kong) and Shimao Property Holdings Ltd. (Hong Kong) accounted for the relative shortfall. In Japan, an underweight to outperforming Sumitomo Realty & Development Co. Ltd. (Japan) hurt relative returns. Asset allocation was a drag on performance as the benefit of an underweight to the underperforming European market was more than offset by an overweight to the underperforming Hong Kong market, as well as from cash drag in a strongly positive market.

We have adjusted Portfolio positioning on the back of softening economic news and weaker growth, including a decrease in portfolio exposure to the more economically sensitive geographies, property types and business strategies. We continue to be overweight property companies in the U.S. and underweight those in Europe. We have trimmed our exposure to development companies in Asia and are now more cautiously positioned in this geographic region. By property sector, in the U.S., we are positive on the Retail Mall and Apartment sectors and remain cautious on suburban Office, Health Care, and Shopping Center sectors. In Europe, we favor office companies that focus on London’s West End submarket, and prefer dominant retail mall companies with exposure to the European Continent. In the Asia-Pacific region, we remain cautious on selected

MIST-1

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Managed by CBRE Clarion Securities, LLC

Portfolio Manager Commentary*—(Continued)

sub-sectors including Hong Kong and Singapore residential, given deteriorating housing affordability and increased government policy risk. We are also less favorable on Japanese REITs due to an expected overhang from pending equity issuance. Globally, we are generally positive on the Retail Property sector due to the stability of cash flows and their reasonable valuations, primarily high-quality malls.

T. Ritson Ferguson, CFA, Co-Chief Investment Officer

Steven D. Burton, CFA, Co-Chief Investment Officer

Joseph P. Smith, CFA, Co-Chief Investment Officer

Portfolio Managers

CBRE Clarion Securities, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Clarion Global Real Estate Portfolio

CLARION GLOBAL REAL ESTATE PORTFOLIO MANAGED BY

CBRE CLARION SECURITIES LLC VS. FTSE EPRA/NAREIT DEVELOPED INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
Clarion Global Real Estate Portfolio
Class A	13.78	0.89	-1.81	6.82
Class B	13.56	0.65	-2.06	6.55
Class E	13.61	0.74	-1.96	6.66
FTSE EPRA/NAREIT Developed Index[1]	15.29	2.36	-2.54	8.66

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A, B and E shares is 5/1/2004. Index returns are based on an inception date of 5/1/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Simon Property Group, Inc. (REIT)	6.4
Mitsui Fudosan Co., Ltd.	3.3
Boston Properties, Inc. (REIT)	3.2
Westfield Group (REIT)	3.1
Mitsubishi Estate Co., Ltd.	2.9
Equity Residential (REIT)	2.8
AvalonBay Communities, Inc. (REIT)	2.8
Host Hotels & Resorts, Inc. (REIT)	2.4
Macerich Co. (The) (REIT)	2.2
SL Green Realty Corp. (REIT)	2.1

Top Countries

% of Market Value of Total Investments
United States	54.3
Japan	9.9
Australia	8.9
Hong Kong	7.8
United Kingdom	4.9
France	3.8
Singapore	3.3
Canada	3.2
China	1.5
Germany	0.8

MIST-3

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Clarion Global Real Estate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.66%	$1,000.00	$1,137.80	$3.51
	Hypothetical*	0.66%	$1,000.00	$1,021.58	$3.32

Class B	Actual	0.91%	$1,000.00	$1,135.60	$4.83
	Hypothetical*	0.91%	$1,000.00	$1,020.34	$4.57

Class E	Actual	0.81%	$1,000.00	$1,136.10	$4.30
	Hypothetical*	0.81%	$1,000.00	$1,020.84	$4.07

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Australia—8.9%
Centro Retail Australia	4,484,600	$9,113,179
Dexus Property Group (REIT)	17,680,212	16,911,218
Goodman Group (REIT)	4,976,322	18,862,376
GPT Group (REIT)	1,432,620	4,846,087
Investa Office Fund (REIT)	2,879,500	8,040,149
Mirvac Group (REIT) (a)	2,471,397	3,236,565
Stockland (REIT) (a)	2,868,936	9,083,792
Westfield Group (REIT)	4,986,550	48,582,371
Westfield Retail Trust (REIT)	7,118,215	20,866,903

		139,542,640

Brazil—0.2%
Sonae Sierra Brasil S.A.	216,000	3,151,008

Canada—3.2%
Boardwalk Real Estate Investment Trust (REIT)	157,900	9,089,990
Calloway Real Estate Investment Trust (REIT)	341,300	9,386,504
Canadian Real Estate Investment Trust (REIT)	164,800	6,581,640
Cominar Real Estate Investment Trust (REIT)	142,100	3,349,769
Primaris Retail Real Estate Investment Trust (REIT)	146,500	3,390,178
RioCan Real Estate Investment Trust (REIT)	698,400	19,001,749

		50,799,830

China—1.5%
Agile Property Holdings, Ltd. (a)	7,499,000	9,780,712
Country Garden Holdings Co., Ltd.* (a)	24,056,268	9,546,028
Longfor Properties Co., Ltd. (a)	3,005,000	4,712,578

		24,039,318

France—3.8%
Fonciere Des Regions (REIT)	44,769	3,225,444
ICADE (REIT) (a)	92,230	6,996,652
Klepierre (REIT) (a)	345,514	11,385,506
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT) (a)	47,400	4,513,154
Unibail-Rodamco (REIT) (a)	177,899	32,821,647

		58,942,403

Germany—0.8%
Deutsche Wohnen AG	148,960	2,510,274
GSW Immobilien AG (a)	308,597	10,543,201

		13,053,475

Hong Kong—7.8%
Great Eagle Holdings, Ltd.	1,005,600	2,594,856
Hang Lung Properties, Ltd.	4,910,077	16,714,063
Hongkong Land Holdings, Ltd. (a)	1,563,345	9,002,327
Kerry Properties, Ltd.	2,210,600	9,414,977
Link REIT (The) (REIT)	6,411,000	26,169,535
Sino Land Co., Ltd.	7,147,062	10,830,320
Sun Hung Kai Properties, Ltd.	2,030,700	24,083,692
Wharf Holdings, Ltd.	4,204,080	23,400,333

		122,210,103

Japan—9.9%
Japan Real Estate Investment Corp. (REIT)	1,858	$17,081,895
Japan Retail Fund Investment Corp. (REIT)	4,792	7,598,436
Kenedix Realty Investment Corp. (REIT)	1,186	3,838,075
Mitsubishi Estate Co., Ltd.	2,560,056	45,925,161
Mitsui Fudosan Co., Ltd.	2,695,174	52,283,079
Nippon Accommodations Fund, Inc. (REIT)	522	3,383,484
Nippon Building Fund, Inc. (REIT) (a)	510	4,938,336
Nomura Real Estate Holdings, Inc.	369,000	6,756,444
Tokyo Tatemono Co., Ltd.*	2,495,000	9,393,013
United Urban Investment Corp. (REIT)	3,472	3,745,643

		154,943,566

Netherlands—0.7%
Corio N.V. (REIT)	252,592	11,125,730

Singapore—3.3%
CapitaCommercial Trust (REIT) (a)	14,025,000	14,101,572
CapitaLand, Ltd. (a)	5,745,611	12,403,158
CapitaMall Trust (REIT)	6,177,823	9,358,157
Global Logistic Properties, Ltd.*	6,560,400	10,929,122
Keppel Land, Ltd. (a)	2,193,000	5,636,530

		52,428,539

Sweden—0.5%
Castellum AB	366,110	4,435,897
Hufvudstaden A.B. - A Shares (a)	372,120	3,993,512

		8,429,409

United Kingdom—4.9%
British Land Co. plc (REIT)	1,150,397	9,215,498
Derwent London plc (REIT)	466,240	13,546,519
Great Portland Estates plc (REIT)	1,376,358	8,519,103
Hammerson plc (REIT)	2,382,969	16,611,243
Land Securities Group plc (REIT)	1,703,073	19,751,067
Safestore Holdings plc	2,113,000	3,370,403
Segro plc (REIT)	1,637,490	5,581,876

		76,595,709

United States—51.9%
American Tower Corp. (REIT)	157,500	11,010,825
AvalonBay Communities, Inc. (REIT) (a)	305,848	43,271,375
Boston Properties, Inc. (REIT)	457,400	49,568,438
BRE Properties, Inc. (REIT) (a)	389,546	19,485,091
Brookfield Office Properties, Inc.	626,000	10,904,920
DDR Corp. (REIT) (a)	1,293,400	18,935,376
Douglas Emmett, Inc. (REIT) (a)	615,100	14,208,810
Equity Residential (REIT)	711,200	44,350,432
Essex Property Trust, Inc. (REIT) (a)	154,300	23,749,856
Federal Realty Investment Trust (REIT)	151,434	15,762,765
General Growth Properties, Inc. (REIT)	1,525,832	27,602,301
HCP, Inc. (REIT)	634,700	28,022,005
Health Care REIT, Inc. (REIT)	537,700	31,347,910
Highwoods Properties, Inc. (REIT) (a)	240,978	8,108,910
Host Hotels & Resorts, Inc. (REIT) (a)	2,430,171	38,445,305
Kilroy Realty Corp. (REIT) (a)	323,900	15,679,999

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

United States—(Continued)
Kimco Realty Corp. (REIT)	958,100	$18,232,643
Liberty Property Trust (REIT) (a)	573,700	21,135,108
Macerich Co. (The) (REIT)	587,388	34,685,261
Pebblebrook Hotel Trust (REIT) (a)	295,900	6,897,429
Peoples Choice Financial Corp. (144A)* (b)	60,000	0
Post Properties, Inc. (REIT)	381,100	18,654,845
ProLogis, Inc. (REIT)	948,768	31,527,561
Public Storage (REIT)	184,300	26,614,763
Simon Property Group, Inc. (REIT)	642,373	99,991,781
SL Green Realty Corp. (REIT) (a)	411,260	32,999,502
Starwood Hotels & Resorts Worldwide, Inc. (a)	58,800	3,118,752
Tanger Factory Outlet Centers, Inc. (REIT)	345,430	11,071,032
Taubman Centers, Inc. (REIT)	244,413	18,858,907
UDR, Inc. (REIT)	1,098,475	28,384,594
Ventas, Inc. (REIT)	508,379	32,088,882
Vornado Realty Trust (REIT)	351,769	29,541,561

		814,256,939

Total Common Stocks (Cost $1,291,906,173)		1,529,518,669

Short-Term Investments—13.9%

Mutual Fund—11.7%
State Street Navigator Securities Lending Prime Portfolio (c)	183,674,316	183,674,316

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $35,586,030 on 07/02/12, collateralized by $35,630,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $36,298,063.	$35,586,000	35,586,000

Total Short-Term Investments (Cost $219,260,316)		219,260,316

Total Investments—111.3% (Cost $1,511,166,489#)		1,748,778,985
Other assets and liabilities (net)—(11.3)%		(178,246,157)

Net Assets—100.0%		$1,570,532,828

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,511,166,489. The aggregate unrealized appreciation and depreciation of investments were $260,209,525 and $(22,597,029), respectively, resulting in net unrealized appreciation of $237,612,496 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $182,809,166 and the collateral received consisted of cash in the amount of $183,674,316. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent less than 0.05% of net assets.
(c)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $0, which is 0.0% of net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of June 30, 2012 (Unaudited)	% of Net Assets
Retail REIT’s	30.0%
Diversified Real Estate Activities	12.9%
Office REIT’s	12.2%
Residential REIT’s	12.1%
Specialized REIT’s	11.1%
Diversified REIT’s	9.0%
Real Estate Operating Companies	3.7%
Industrial REIT’s	3.6%
Real Estate Development	2.6%
Hotels, Resorts & Cruise Lines	0.2%

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$139,542,640	$—	$139,542,640
Brazil	3,151,008	—	—	3,151,008
Canada	50,799,830	—	—	50,799,830
China	—	24,039,318	—	24,039,318
France	—	58,942,403	—	58,942,403
Germany	—	13,053,475	—	13,053,475
Hong Kong	—	122,210,103	—	122,210,103
Japan	—	154,943,566	—	154,943,566
Netherlands	—	11,125,730	—	11,125,730
Singapore	—	52,428,539	—	52,428,539
Sweden	—	8,429,409	—	8,429,409
United Kingdom	—	76,595,709	—	76,595,709
United States	814,256,939	—	0	814,256,939
Total Common Stocks	868,207,777	661,310,892	0	1,529,518,669
Short-Term Investments
Mutual Fund	183,674,316	—	—	183,674,316
Repurchase Agreement	—	35,586,000	—	35,586,000
Total Short-Term Investments	183,674,316	35,586,000	—	219,260,316
Total Investments	$1,051,882,093	$696,896,892	$0	$1,748,778,985

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at June 30, 2012
United States
People Choice Financial Corp.	$0	$—	$0	$—

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,748,778,985
Cash		903
Cash denominated in foreign currencies (c)		644,218
Receivable for investments sold		4,595,343
Receivable for shares sold		178,410
Dividends receivable		6,242,773
Interest receivable		20

Total Assets		1,760,440,652
Liabilities
Payables for:
Investments purchased	$2,972,038
Shares redeemed	2,103,810
Collateral for securities loaned	183,674,316
Accrued expenses:
Management fees	748,700
Distribution and service fees— Class B	95,704
Distribution and service fees— Class E	4,559
Administration fees	4,524
Custodian and accounting fees	134,591
Deferred trustees’ fees	29,886
Other expenses	139,696

Total Liabilities		189,907,824

Net Assets		$1,570,532,828

Net assets represented by
Paid in surplus		$1,861,726,069
Accumulated net realized loss		(522,363,863)
Unrealized appreciation on investments and foreign currency transactions		237,661,263
Distributions in excess on net investment income		(6,490,641)

Net Assets		$1,570,532,828

Net Assets
Class A		$1,045,248,802
Class B		486,846,927
Class E		38,437,099
Capital Shares Outstanding*
Class A		100,921,403
Class B		47,158,960
Class E		3,713,062
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.36
Class B		10.32
Class E		10.35

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,511,166,489.
(b)	Includes securities loaned at value of $182,809,166.
(c)	Identified cost of cash denominated in foreign currencies was $644,195.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$30,099,076
Interest (b)		1,038,892

Total investment income		31,137,968
Expenses
Management fees	$4,620,628
Administration fees	22,322
Custodian and accounting fees	260,978
Distribution and service fees—Class B	592,440
Distribution and service fees—Class E	28,201
Audit and tax services	33,889
Legal	18,417
Trustees’ fees and expenses	18,095
Shareholder reporting	92,744
Insurance	3,477
Miscellaneous	5,152

Total expenses	5,696,343
Less broker commission recapture	(54,702)

Net expenses	5,641,641

Net Investment Income		25,496,327

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		23,230,947
Foreign currency transactions		(124,655)

Net realized gain on investments and foreign currency transactions		23,106,292

Net change in unrealized appreciation on:
Investments		145,135,758
Foreign currency transactions		33,567

Net change in unrealized appreciation on investments and foreign currency transactions		145,169,325

Net realized and unrealized gain on investments and foreign currency transactions		168,275,617

Net Increase in Net Assets From Operations		$193,771,944

(a)	Net of foreign withholding taxes of $1,018,459.
(b)	Includes net income on securities loaned of $1,037,565.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$25,496,327	$32,805,606
Net realized gain on investments and foreign currency transactions	23,106,292	50,220,369
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	145,169,325	(170,461,608)

Net increase (decrease) in net assets resulting from operations	193,771,944	(87,435,633)

Distributions to Shareholders
From net investment income
Class A	(24,066,761)	(35,178,897)
Class B	(10,023,626)	(18,116,954)
Class E	(824,628)	(1,572,967)

Net decrease in net assets resulting from distributions	(34,915,015)	(54,868,818)

Net increase (decrease) in net assets from capital share transactions	(6,288,911)	197,511,452

Net increase in net assets	152,568,018	55,207,001

Net Assets
Net assets at beginning of period	1,417,964,810	1,362,757,809

Net assets at end of period	$1,570,532,828	$1,417,964,810

Undistributed (distributions in excess of) net investment income at end of period	$(6,490,641)	$2,928,047

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	3,181,566	$32,069,350	21,268,239	$217,664,125
Reinvestments	2,371,110	24,066,761	3,412,114	35,178,897
Redemptions	(5,410,573)	(54,932,129)	(7,897,554)	(78,693,005)

Net increase	142,103	$1,203,982	16,782,799	$174,150,017

Class B
Sales	1,863,150	$18,744,551	6,926,418	$69,053,269
Reinvestments	989,500	10,023,626	1,762,350	18,116,954
Redemptions	(3,515,171)	(35,399,759)	(6,110,102)	(60,919,402)

Net increase (decrease)	(662,521)	$(6,631,582)	2,578,666	$26,250,821

Class E
Sales	114,030	$1,148,264	267,897	$2,643,229
Reinvestments	81,244	824,628	152,715	1,572,967
Redemptions	(279,770)	(2,834,203)	(718,041)	(7,105,582)

Net decrease	(84,496)	$(861,311)	(297,429)	$(2,889,386)

Increase (decrease) derived from capital shares transactions		$(6,288,911)		$197,511,452

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.32		$10.23	$9.58	$7.40	$14.08	$18.13

Income (Loss) From Investment Operations
Net investment income (a)	0.17		0.23	0.27	0.24	0.32	0.22
Net realized and unrealized gain (loss) on investments	1.11		(0.73)	1.20	2.21	(5.53)	(2.59)

Total from investment operations	1.28		(0.50)	1.47	2.45	(5.21)	(2.37)

Less Distributions
Distributions from net investment income	(0.24)		(0.41)	(0.82)	(0.27)	(0.25)	(0.19)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.22)	(1.49)

Total distributions	(0.24)		(0.41)	(0.82)	(0.27)	(1.47)	(1.68)

Net Asset Value, End of Period	$10.36		$9.32	$10.23	$9.58	$7.40	$14.08

Total Return (%) (e)	13.78	(b)	(5.28)	16.28	35.12	(41.56)	(14.79)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.66	(c)	0.67	0.69	0.73	0.67	0.62
Ratio of net expenses to average net assets (%) (d)	0.66	(c)	0.67	0.69	0.73	0.69	0.65
Ratio of net investment income to average net assets (%)	3.42	(c)	2.35	2.86	3.16	2.91	1.35
Portfolio turnover rate (%)	23.7	(b)	30.7	54.5	66.0	146.2	110.0
Net assets, end of period (in millions)	$1,045.2		$939.0	$859.6	$727.0	$534.1	$711.9

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.28		$10.20	$9.55	$7.37	$14.01	$18.06

Income (Loss) From Investment Operations
Net investment income (a)	0.16		0.21	0.24	0.22	0.29	0.21
Net realized and unrealized gain (loss) on investments	1.09		(0.74)	1.21	2.21	(5.50)	(2.62)

Total from investment operations	1.25		(0.53)	1.45	2.43	(5.21)	(2.41)

Less Distributions
Distributions from net investment income	(0.21)		(0.39)	(0.80)	(0.25)	(0.21)	(0.15)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.22)	(1.49)

Total distributions	(0.21)		(0.39)	(0.80)	(0.25)	(1.43)	(1.64)

Net Asset Value, End of Period	$10.32		$9.28	$10.20	$9.55	$7.37	$14.01

Total Return (%) (e)	13.56	(b)	(5.59)	16.10	34.74	(41.67)	(15.01)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.91	(c)	0.92	0.94	0.98	0.93	0.90
Ratio of net expenses to average net assets (%) (d)	0.91	(c)	0.92	0.94	0.98	0.92	0.87
Ratio of net investment income to average net assets (%)	3.17	(c)	2.09	2.60	2.90	2.57	1.30
Portfolio turnover rate (%)	23.7	(b)	30.7	54.5	66.0	146.2	110.0
Net assets, end of period (in millions)	$486.8		$443.6	$461.3	$388.6	$279.2	$484.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.31		$10.22	$9.57	$7.38	$14.04	$18.08

Income (Loss) From Investment Operations
Net investment income (a)	0.16		0.22	0.25	0.23	0.29	0.26
Net realized and unrealized gain (loss) on investments	1.10		(0.74)	1.21	2.22	(5.51)	(2.64)

Total from investment operations	1.26		(0.52)	1.46	2.45	(5.22)	(2.38)

Less Distributions
Distributions from net investment income	(0.22)		(0.39)	(0.81)	(0.26)	(0.22)	(0.17)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.22)	(1.49)

Total distributions	(0.22)		(0.39)	(0.81)	(0.26)	(1.44)	(1.66)

Net Asset Value, End of Period	$10.35		$9.31	$10.22	$9.57	$7.38	$14.04

Total Return (%) (e)	13.61	(b)	(5.41)	16.14	34.96	(41.68)	(14.86)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.81	(c)	0.82	0.84	0.88	0.83	0.80
Ratio of net expenses to average net assets (%) (d)	0.81	(c)	0.82	0.84	0.88	0.81	0.76
Ratio of net investment income to average net assets (%)	3.27	(c)	2.17	2.68	3.02	2.62	1.54
Portfolio turnover rate (%)	23.7	(b)	30.7	54.5	66.0	146.2	110.0
Net assets, end of period (in millions)	$38.4		$35.3	$41.9	$40.1	$34.7	$72.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Clarion Global Real Estate Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-12

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-13

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, forward transactions, passive foreign investment companies (PFICs), Real Estate Investment Trusts (REITs), deferred trustees’ compensation, capital loss carryforwards, broker commission recapture, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of

MIST-14

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with CBRE Clarion Securities LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$4,620,628	0.700%	First $200 million
	0.650%	$200 million to $750 million
	0.550%	Over $ 750 million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MIST-15

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$357,400,642	$—	$383,990,599

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$54,868,818	$100,350,807	$—	$—	$54,868,818	$100,350,807

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$34,707,247	$—	$25,107,393	$(509,839,743)	$(450,025,103)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $0 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Expiring 12/31/2018	Total
$190,809,855	$231,334,681	$87,695,207	$509,839,743

MIST-16

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-17

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-18

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-19

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Dreman Small Cap Value Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Managed by Dreman Value Management, L.L.C

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Dreman Small Cap Value Portfolio returned 6.99% and 6.81%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index1, returned 8.23% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The year started off on solid footing with double digit gains in equities in the first quarter. Investors swarmed to the low valuations as macro fears appeared to be a distant memory of 2011. However, weakening jobs data in the U.S. and continued european sovereign debt issues sparked a correction in the second quarter. Year-to-date as of June 30th, equities remain solidly in the green with microcap stocks leading the way as investors look to domestic equity exposure for a safe haven from the uncertainty in Europe. The outperformance in microcaps during the first half was followed by large cap, small cap, and finally midcap stocks. Growth has been edging out value as the market places a premium on companies that can demonstrate growth in this environment.

PORTFOLIO REVIEW/PERIOD END POSITIONING

For the first six months of 2012 the Portfolio lagged the benchmark. At the sector level the Portfolio underperformed in Consumer Staples, Energy, Industrials, and Health Care. Financials, Consumer Discretionary, Materials, and Utilities were the Portfolio’s strongest sectors.

Year-to-date, Energy is the only sector to post a negative return in the Russell 2000 Value Index. It also proved to be the Portfolio’s worst performing sector as both stock selection and allocation detracted from performance. The sector was hit with declining oil prices and low natural gas prices for the first half of 2012. In response to falling commodity prices, Chesapeake Energy, a large natural gas producer, along with several other companies, announced well shut downs to curb the supply of natural gas. In the Portfolio, James River Coal was down 61% for the first six months of the year, as the company continued to see pressure on coal volumes and pricing. We avoided adding to the name as the stock fell given deteriorating fundamentals. We eventually sold our small position in the second quarter. W&T Offshore was also weak due to lower oil prices. Offsetting some of this weakness was Tesoro which posted a 6.9% gain year-to-date through June 30. The company beat earnings as margins came in better than expected due to operating improvement initiatives. At period end, we were underweight the Energy sector.

The Portfolio’s overweight and stock selection hurt performance in the Industrials sector year-to-date through June 30th. Ryder Systems, a logistics and supply chain management company, was down 31.4% for this time period. The company missed earnings due to its commercial rental business that was negatively impacted by slowing economic growth. In the Aerospace and Defense Industry, Esterline Technologies performed well during the first six months of the year, moving higher by 11.4%. However, both Alliant Techsystems (-11.6%) and Curtiss-Wright (-10.9%) underperformed during this time period on lingering concerns of cuts to the defense budget. Esterline moved against the grain as its Avionics & Controls and Systems business remained resilient posting better than expected revenue and earnings. Brink’s Co. was down 13% during the period as weak North American profitability hurt earnings growth. The company continues to expand into international markets which are performing well. In addition, the company is working on cost cuts to boost profitability in the North American business. Offsetting some weakness during the six months through June 30th was the continued strength of several of our Machinery and Conglomerate stocks including: NACCO Industries, up 31.6%; Carlisle Cos., up 20.5%; Briggs & Stratton, up 14%; and SPX Corp, up 9%. We remained overweight the Industrials sector as of June 30.

The Financials sector was the Portfolio’s strongest sector and home to our best performer year-to-date, Pennsylvania REIT, up 46.9%. The company, a mall REIT, has seen its portfolio of malls perform better than expected as occupancy rates and rents move higher. In addition, the market for selling its underperforming assets has steadily improved over the last few months. The stock still trades at an attractive valuation and offers a 4.2% yield. We remain underweight the REIT industry as investors’ thirst for yield has driven REIT valuations to unattractive levels. A majority of our underweight is related to residential and mortgage REITs. This area in particular has benefitted from the continued steep yield curve, low interest rates, and readily available financing. The Portfolio currently has no exposure within this subsection of the REITs space due to rich valuations and the implications a rising interest rate environment will have on the portfolios of the mortgage REITs.

Small cap banks bested the index as fundamentals continue to improve. We became more bullish on the small cap banks in 2011 and opportunistically added them to the Portfolio. Many of our banks posted strong returns for the first half of the year including: BancorpSouth, up 32%; Glacier Bancorp, up 31%; Wintrust Financial, up 27%; East West Bancorp, up 20%; and Associated Banc-Corp, up 19%. Many of these banks have strengthened their financial condition and improved their capital levels to the point where increases to dividends and share repurchase have been announced. With the economy improving and valuations still attractive versus historical averages, we continue to see upside to the bank stocks.

Other financial industries also performed well, including Asset Management as both Federated Investors and Waddell & Reed Financial outperformed in the first half, with returns of 47.7% and 23.2%, respectively. Our stock selection in the Financials sector also added to performance. Symetra Financial was up 41% and Protective Life climbed 32%. We remained underweight the Financials sector at period end.

Both our overweight and stock selection helped in the Consumer Discretionary sector in the first two quarters of the year. Brinker International, a restaurant company that owns, operates, and franchises the Chili’s and Maggiano’s brands, was up 20%. Same store sales at

MIST-1

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Managed by Dreman Value Management, L.L.C

Portfolio Manager Commentary*—(Continued)

its Chili’s restaurant came in better than expected due to increased promotions aimed at driving traffic. In the Retail industry, Ascena Retail Group posted a 25% return on stronger than expected earnings fueled by improving margins and better revenues. Hanesbrands also performed well, up 26% for the period. The Portfolio earlier bought on weakness, with the company falling over 12% after a competitor announced weaker than expected results. We used the strong move in the stock to trim our position, taking some of the profits. At period end, the Portfolio remained slightly overweight the Consumer Discretionary sector.

Mark J. Roach

Lead Portfolio Manager

E. Clifton Hoover, Jr.

CIO/Portfolio Manager

David N. Dreman

Portfolio Manager

Mario Tufano

Associate Portfolio Manager

Dreman Value Management, L.L.C.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Dreman Small Cap Value Portfolio

DREMAN SMALL CAP VALUE PORTFOLIO MANAGED BY

DREMAN VALUE MANAGEMENT, LLC VS. RUSSELL 2000 VALUE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
Dreman Small Cap Value Portfolio
Class A	6.99	-6.16	0.25	6.31
Class B	6.81	-6.45	—	2.43
Russell 2000 Value Index[1]	8.23	-1.44	-1.05	4.78

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividend and capital gains distributions.

3 Inception of Class A shares is 5/2/2005. Inception of Class B shares is 4/28/2008. Index returns are based on an inception date of 5/2/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Pennsylvania Real Estate Investment Trust	1.4
Associated Banc-Corp.	1.3
Washington Federal, Inc.	1.3
Aspen Insurance Holdings, Ltd.	1.3
Arris Group, Inc.	1.3
NCR Corp.	1.2
CBL & Associates Properties, Inc.	1.2
Fulton Financial Corp.	1.2
Portland General Electric Co.	1.2
Protective Life Corp.	1.2

Top Sectors

% of Market Value of Total Investments
Financials	32.4
Industrials	16.4
Information Technology	14.1
Consumer Discretionary	11.9
Materials	7.6
Health Care	5.1
Utilities	4.5
Energy	4.0
Cash & Cash Equivalents	3.0
Consumer Staples	1.0

MIST-3

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Dreman Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.85%	$1,000.00	$1,069.90	$4.37
	Hypothetical*	0.85%	$1,000.00	$1,020.64	$4.27

Class B	Actual	1.10%	$1,000.00	$1,068.10	$5.66
	Hypothetical*	1.10%	$1,000.00	$1,019.39	$5.52

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Alliant Techsystems, Inc.	75,560	$3,821,069
Curtiss-Wright Corp.	118,249	3,671,632
Esterline Technologies Corp.*	68,178	4,250,898

		11,743,599

Auto Components—2.1%
American Axle & Manufacturing Holdings, Inc.* (a)	383,591	4,023,870
Cooper Tire & Rubber Co. (a)	214,114	3,755,559

		7,779,429

Capital Markets—2.0%
Federated Investors, Inc. - Class B (a)	146,670	3,204,739
Waddell & Reed Financial, Inc. - Class A	140,745	4,261,759

		7,466,498

Chemicals—3.0%
A Schulman, Inc. (a)	41,120	816,232
Cabot Corp.	79,706	3,244,034
Huntsman Corp.	182,580	2,362,585
Koppers Holdings, Inc.	25,431	864,654
Olin Corp. (a)	174,230	3,639,665

		10,927,170

Commercial Banks—12.8%
Associated Banc-Corp.	371,150	4,895,468
BancorpSouth, Inc. (a)	226,305	3,285,949
Bank of Hawaii Corp. (a)	83,008	3,814,218
Chemical Financial Corp. (a)	44,326	953,009
City National Corp. (a)	31,775	1,543,629
East West Bancorp, Inc.	134,670	3,159,358
First Midwest Bancorp, Inc.	104,200	1,144,116
FirstMerit Corp.	239,448	3,955,681
Fulton Financial Corp.	440,860	4,404,191
Glacier Bancorp, Inc. (a)	57,502	890,706
Hancock Holding Co.	121,005	3,683,392
Independent Bank Corp./MA (a)	26,980	788,086
International Bancshares Corp.	49,259	961,536
Lakeland Financial Corp.	29,425	789,473
NBT Bancorp, Inc. (a)	41,243	890,436
Prosperity Bancshares, Inc. (a)	60,257	2,532,602
S&T Bancorp, Inc. (a)	15,585	287,855
TCF Financial Corp. (a)	199,395	2,289,055
Umpqua Holdings Corp. (a)	44,525	585,949
Webster Financial Corp.	90,498	1,960,187
WesBanco, Inc. (a)	46,000	977,960
Wintrust Financial Corp. (a)	91,584	3,251,232

		47,044,088

Commercial Services & Supplies—2.2%
Brink’s Co. (The)	150,355	3,485,229
Geo Group, Inc. (The)* (a)	184,798	4,198,610
McGrath RentCorp	20,684	548,126

		8,231,965

Communications Equipment—3.1%
Arris Group, Inc.*	333,108	$4,633,532
Brocade Communications Systems, Inc.*	723,078	3,564,775
Plantronics, Inc. (a)	98,680	3,295,912

		11,494,219

Computers & Peripherals—3.5%
Lexmark International, Inc. - Class A	104,840	2,786,647
NCR Corp.*	201,147	4,572,072
QLogic Corp.*	244,061	3,341,195
Synaptics, Inc.* (a)	79,413	2,273,594

		12,973,508

Construction & Engineering—1.9%
EMCOR Group, Inc.	63,435	1,764,762
Foster Wheeler AG*	102,770	1,781,004
Tutor Perini Corp.*	259,782	3,291,438

		6,837,204

Diversified Consumer Services—0.6%
Hillenbrand, Inc.	62,899	1,156,084
Matthews International Corp. - Class A (a)	31,615	1,027,171

		2,183,255

Diversified Financial Services—0.5%
Interactive Brokers Group, Inc. - Class A	116,834	1,719,796

Electric Utilities—3.2%
IDACORP, Inc.	85,435	3,595,105
N.V. Energy, Inc.	214,212	3,765,847
Portland General Electric Co.	160,558	4,280,476

		11,641,428

Electrical Equipment—2.0%
EnerSys*	117,970	4,137,208
General Cable Corp.* (a)	122,133	3,168,130

		7,305,338

Electronic Equipment, Instruments & Components—1.0%
Ingram Micro, Inc. - Class A*	213,119	3,723,189

Energy Equipment & Services—1.5%
Atwood Oceanics, Inc.*	84,578	3,200,432
Superior Energy Services, Inc.*	121,775	2,463,508

		5,663,940

Food Products—1.0%
Ingredion, Inc.	74,685	3,698,401

Health Care Equipment & Supplies—1.0%
Teleflex, Inc.	60,580	3,689,928

Health Care Providers & Services—2.1%
LifePoint Hospitals, Inc.* (a)	96,005	3,934,285

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Owens & Minor, Inc. (a)	122,212	$3,743,353

		7,677,638

Hotels, Restaurants & Leisure—2.1%
Brinker International, Inc. (a)	110,370	3,517,492
CEC Entertainment, Inc.	12,903	469,282
International Speedway Corp. - Class A	143,500	3,756,830

		7,743,604

Household Durables—2.1%
Helen of Troy, Ltd.*	112,213	3,802,899
Jarden Corp.	97,317	4,089,260

		7,892,159

Industrial Conglomerates—1.0%
Carlisle Cos., Inc.	68,756	3,645,443

Insurance—7.0%
Allied World Assurance Co. Holdings AG	45,557	3,620,415
Aspen Insurance Holdings, Ltd. (a)	163,080	4,713,012
Endurance Specialty Holdings, Ltd.	72,559	2,780,461
Hanover Insurance Group, Inc. (The)	95,765	3,747,284
Montpelier Re Holdings, Ltd. (a)	105,100	2,237,579
Platinum Underwriters Holdings, Ltd.	77,145	2,939,225
Protective Life Corp.	145,110	4,267,685
Symetra Financial Corp.	119,940	1,513,643

		25,819,304

IT Services—2.0%
CACI International, Inc. - Class A*	63,800	3,510,276
DST Systems, Inc.	73,495	3,991,513

		7,501,789

Life Sciences Tools & Services—2.0%
Charles River Laboratories International, Inc.*	119,815	3,925,139
PerkinElmer, Inc.	135,830	3,504,414

		7,429,553

Machinery—4.2%
Barnes Group, Inc. (a)	99,559	2,418,288
Briggs & Stratton Corp. (a)	208,030	3,638,445
Crane Co.	72,520	2,638,278
ITT Corp. (a)	183,745	3,233,912
NACCO Industries, Inc. - Class A	2,252	261,795
SPX Corp.	50,820	3,319,562

		15,510,280

Marine—0.1%
Diana Shipping, Inc.*	62,683	487,674

Media—1.7%
John Wiley & Sons, Inc. - Class A	43,669	2,139,344
Meredith Corp. (a)	125,875	4,020,448

		6,159,792

Metals & Mining—4.6%
AMCOL International Corp. (a)	45,960	$1,301,127
AuRico Gold, Inc.* (a)	444,569	3,560,998
Coeur d’Alene Mines Corp.*	168,440	2,957,806
Pan American Silver Corp.	63,085	1,065,506
Steel Dynamics, Inc.	236,468	2,778,499
Thompson Creek Metals Co., Inc.* (a)	511,119	1,630,470
Worthington Industries, Inc. (a)	169,272	3,464,998

		16,759,404

Multi-Utilities—1.4%
TECO Energy, Inc.	180,295	3,256,128
Vectren Corp.	58,135	1,716,145

		4,972,273

Oil, Gas & Consumable Fuels—2.5%
Energen Corp.	72,199	3,258,341
Tesoro Corp.*	164,821	4,113,932
W&T Offshore, Inc. (a)	113,411	1,735,188

		9,107,461

Real Estate Investment Trusts—7.8%
Brandywine Realty Trust (a)	343,710	4,241,381
CBL & Associates Properties, Inc. (a)	227,610	4,447,500
CommonWealth REIT	187,808	3,590,889
Duke Realty Corp.	210,922	3,087,898
Hospitality Properties Trust	161,602	4,002,882
Omega Healthcare Investors, Inc. (a)	185,960	4,184,100
Pennsylvania Real Estate Investment Trust	338,645	5,072,902

		28,627,552

Road & Rail—0.8%
Ryder System, Inc.	86,240	3,105,502

Semiconductors & Semiconductor Equipment—3.0%
Amkor Technology, Inc.* (a)	658,615	3,214,041
Microsemi Corp.*	206,160	3,811,899
PMC - Sierra, Inc.*	632,265	3,882,107

		10,908,047

Software—1.4%
JDA Software Group, Inc.* (a)	115,284	3,422,782
Websense, Inc.* (a)	95,173	1,782,590

		5,205,372

Specialty Retail—0.5%
Ascena Retail Group, Inc.*	97,370	1,813,029

Textiles, Apparel & Luxury Goods—2.8%
Hanesbrands, Inc.* (a)	137,085	3,801,367
Jones Group, Inc. (The) (a)	327,361	3,129,571
Wolverine Worldwide, Inc. (a)	83,050	3,220,679

		10,151,617

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Thrifts & Mortgage Finance—1.3%
Washington Federal, Inc.	284,600	$4,806,894

Trading Companies & Distributors—0.9%
Aircastle, Ltd.	281,594	3,393,208

Total Common Stocks (Cost $332,238,325)		352,840,550

Investment Company Security—1.0%
iShares Russell 2000 Index Fund (a) (Cost $3,665,788)	46,077	3,670,033

Short-Term Investments—26.1%

Mutual Fund—23.1%
State Street Navigator Securities Lending Prime Portfolio (b)	84,931,403	84,931,403

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $11,125,009 on 07/02/12, collateralized by $11,335,000 Federal National Mortgage Association at 0.750% due 04/10/15 with a value of $11,349,169.	$11,125,000	11,125,000

Total Short-Term Investments (Cost $96,056,403)		96,056,403

Total Investments—123.0% (Cost $431,960,516#)		452,566,986
Other assets and liabilities (net)—(23.0)%		(84,596,665)

Net Assets—100.0%		$367,970,321

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $431,960,516. The aggregate unrealized appreciation and depreciation of investments were $38,247,700 and $(17,641,230), respectively, resulting in net unrealized appreciation of $20,606,470 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $85,114,569 and the collateral received consisted of cash in the amount of $84,931,403. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$352,840,550	$—	$—	$352,840,550
Total Investment Company Security	3,670,033	—	—	3,670,033
Short-Term Investments
Mutual Fund	84,931,403	—	—	84,931,403
Repurchase Agreement	—	11,125,000	—	11,125,000
Total Short-Term Investments	84,931,403	11,125,000	—	96,056,403
Total Investments	$441,441,986	$11,125,000	$—	$452,566,986

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$452,566,986
Cash		6,334
Receivable for investments sold		1,134,172
Receivable for shares sold		157,134
Dividends receivable		286,006

Total Assets		454,150,632
Liabilities
Payables for:
Investments purchased	$836,287
Shares redeemed	71,935
Collateral for securities loaned	84,931,403
Accrued Expenses:
Management fees	225,951
Distribution and service fees—Class B	4,568
Administration fees	1,640
Custodian and accounting fees	14,803
Deferred trustees’ fees	29,886
Other expenses	63,838

Total Liabilities		86,180,311

Net Assets		$367,970,321

Net Assets Represented by
Paid in surplus		$357,062,110
Accumulated net realized loss		(12,117,305)
Unrealized appreciation on investments		20,606,470
Undistributed net investment income		2,419,046

Net Assets		$367,970,321

Net Assets
Class A		$344,751,938
Class B		23,218,383
Capital Shares Outstanding*
Class A		24,736,851
Class B		1,675,157
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$13.94
Class B		13.86

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $431,960,516.
(b)	Includes securities loaned at value of $85,114,569.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$3,332,902
Interest (a)		207,509

Total investment income		3,540,411
Expenses
Management fees	$1,398,626
Administration fees	6,086
Custodian and accounting fees	24,557
Distribution and service fees—Class B	28,927
Audit and tax services	18,472
Legal	18,417
Trustees’ fees and expenses	18,095
Shareholder reporting	24,339
Insurance	585
Miscellaneous	3,555

Total expenses	1,541,659

Net Investment Income		1,998,752

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		4,744,948
Net change in unrealized appreciation on investments		15,704,706

Net realized and unrealized gain on investments		20,449,654

Net Increase in Net Assets From Operations		$22,448,406

(a)	Includes net income on securities loaned of $206,997.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,998,752	$3,128,627
Net realized gain on investments	4,744,948	13,106,688
Net change in unrealized appreciation (depreciation) on investments	15,704,706	(47,752,934)

Net increase (decrease) in net assets resulting from operations	22,448,406	(31,517,619)

Distributions to Shareholders
From net investment income
Class A	(2,879,129)	(4,296,842)
Class B	(149,683)	(281,690)

Net decrease in net assets resulting from distributions	(3,028,812)	(4,578,532)

Net increase in net assets from capital share transactions	23,994,264	85,869,530

Net Increase in net assets	43,413,858	49,773,379

Net Assets
Net assets at beginning of period	324,556,463	274,783,084

Net assets at end of period	$367,970,321	$324,556,463

Undistributed net investment income at end of period	$2,419,046	$3,449,106

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2,119,211	$29,972,977	17,710,273	$265,127,755
Reinvestments	202,328	2,879,129	278,654	4,296,842
Redemptions	(623,906)	(8,911,919)	(12,354,706)	(191,503,374)

Net increase	1,697,633	$23,940,187	5,634,221	$77,921,223

Class B
Sales	130,401	$1,823,693	734,353	$10,246,335
Reinvestments	10,571	149,683	18,351	281,690
Redemptions	(135,487)	(1,919,299)	(184,685)	(2,579,718)

Net increase	5,485	$54,077	568,019	$7,948,307

Increase derived from capital shares transactions		$23,994,264		$85,869,530

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.14		$14.85	$12.52	$9.80	$13.57	$13.77

Income (Loss) From Investment Operations
Net investment income (a)	0.08		0.15	0.18	0.11	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.84		(1.62)	2.26	2.70	(3.44)	(0.25)

Total from investment operations	0.92		(1.47)	2.44	2.81	(3.30)	(0.13)

Less Distributions
Distributions from net investment income	(0.12)		(0.24)	(0.11)	(0.09)	(0.10)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.37)	(0.07)

Total distributions	(0.12)		(0.24)	(0.11)	(0.09)	(0.47)	(0.07)

Net Asset Value, End of Period	$13.94		$13.14	$14.85	$12.52	$9.80	$13.57

Total Return (%) (g)	6.99	(b)	(10.12)	19.53	29.09	(25.22)	(0.97)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.85	(d)	0.85	0.87	0.89	0.86	0.95 (c)
Ratio of net expenses to average net assets (%) (e)	0.85	(d)	0.85	0.87	0.89	0.86	0.92
Ratio of net investment income to average net assets (%)	1.13	(d)	1.08	1.39	1.07	1.17	0.89
Portfolio turnover rate (%)	20.5	(b)	46.9	41.1	59.9	73.6	69.6
Net assets, end of period (in millions)	$344.8		$302.8	$258.5	$209.4	$174.5	$225.2

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(f)
Net Asset Value, Beginning of Period	$13.06		$14.78	$12.48	$9.79	$13.02

Income (Loss) From Investment Operations
Net investment income (a)	0.06		0.12	0.16	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.83		(1.62)	2.24	2.69	(3.34)

Total from investment operations	0.89		(1.50)	2.40	2.78	(3.23)

Less Distributions
Distributions from net investment income	(0.09)		(0.22)	(0.10)	(0.09)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00

Total distributions	(0.09)		(0.22)	(0.10)	(0.09)	0.00

Net Asset Value, End of Period	$13.86		$13.06	$14.78	$12.48	$9.79

Total Return (%) (g)	6.81	(b)	(10.36)	19.25	28.77	(24.81	)(b)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.10	(d)	1.10	1.12	1.14	1.16	(d)
Ratio of net expenses to average net assets (%) (e)	1.10	(d)	1.10	1.12	1.14	1.16	(d)
Ratio of net investment income to average net assets (%)	0.88	(d)	0.85	1.21	0.79	1.50	(d)
Portfolio turnover rate (%)	20.5	(b)	46.9	41.1	59.9	73.6
Net assets, end of period (in millions)	$23.2		$21.8	$16.3	$7.3	$0.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Excludes effect of deferred expense reimbursement. See Note 3 of the Notes to Financial Statements.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Commencement of operations was 4/28/2008.
(g)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Dreman Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-12

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-13

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Dreman Value Management, LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

MIST-14

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,398,626	0.800%	First $100 million
	0.775%	$100 million to $500 million
	0.750%	$500 million to $1 billion
	0.725%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	$400 million to $500 million
0.025%	$500 million to $1 billion
0.050%	Over $1.5 billion

An identical agreement was in place for the period May 1, 2011 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$88,746,044	$—	$71,487,930

The Portfolio engaged in security transactions with other accounts managed by Dreman Value Management, LLC that amounted to $6,958 in purchases of investments which are included above.

MIST-15

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$4,578,532	$1,911,632	$—	$—	$4,578,532	$1,911,632

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$3,715,602	$—	$1,247,860	$(13,449,778)	$(8,486,316)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $13,449,778.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-16

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-17

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

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Met Investors Series Trust Goldman Sachs Mid Cap Value Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Managed by Goldman Sachs Asset Management, L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Goldman Sachs Mid Cap Value Portfolio returned 7.59% and 7.42%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index1, returned 7.78% over the same period.

MARKET ENVIRONMENT/CONDITIONS

During the first quarter of 2012, United States (“U.S.”) equities extended their rally due to increasing conviction that the economy was recovering. The S&P 500 Index ended the quarter up 12.6%, its strongest first quarter since 1998. During the quarter, the Dow Jones Industrial Average closed above 13,000 for the first time since May 2008 and the NASDAQ reached a new 11-year high. U.S. equities rose on evidence that the labor market and manufacturing were improving. Lending activity at U.S. banks showed the biggest quarterly increase in four years and the results of the Federal Reserve Board’s stress tests allowed many U.S. banks to implement capital return initiatives. As a result, financial stocks, which lagged significantly in 2011, rallied sharply. Better than expected earnings reports from several large technology companies led strong gains in the Information Technology sector.

U.S. equities experienced a setback in the second quarter, with the S&P 500 Index returning -2.8%, bringing its year-to-date returns to 9.5%. Markets rallied the last day of the quarter on the announcement that European leaders agreed to the direct recapitalization of banks through the Eurozone’s bailout funds. Second quarter returns were driven by weak economic data and headlines from Europe during much of the period. U.S. first quarter gross domestic product growth was revised down from 2.2% to 1.9%, while employment reports during the quarter suggested slowing in the labor market. Housing was a bright spot, as sales increased and home prices showed signs of stabilizing. Financials sector weakness reflected trading concerns at a U.S. financial institution, Spain’s banking system bailout and increasing concerns over Europe’s financial crisis. In addition, disappointing economic reports from faster growing regions of the world renewed fears of a global economic slowdown. Anticipating weaker demand, the benchmark WTI Crude oil price slid over 20% during the quarter which negatively impacted energy stocks. The Materials and Information Technology sectors worldwide were similarly weak. The defensive and high yielding Telecommunication Services and Utilities sectors performed well during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio underperformed the Russell Midcap Value Index over the six month period ended June 30, 2012. Challenged stock selection in the Information Technology and Energy sectors detracted from performance, while stock selection in the Materials and Telecommunication Services sectors contributed to results.

Stock selection in the Portfolio was challenged in the Information Technology, driven by our holding in Polycom Inc. (0.5% of the Portfolio). Shares of Polycom declined after the company pre-announced that both revenue and earnings would miss expectations, primarily driven by shortfalls in Asia-Pacific and North America. Despite these near-term headwinds, we remain positive on the company’s secular growth in the long-term, supported by product ramp execution and the company’s new unified communications platform. Within the Energy sector Key Energy Services, Inc. (0.3% of the Portfolio) also detracted from performance. The company reported first quarter earnings that missed profit expectations due to slower growth in U.S. natural gas drilling and increased costs associated with gas and oil price volatility. Following the company’s earnings miss, Key Energy Services lowered its second quarter and full-year forecasts due to softer than-expected revenue and decelerating growth in the liquid shale markets.

The top contributor during the reporting period was Scripps Networks Interactive, Inc. (1.3%). Shares of the specialty media company rose on strong quarterly earnings and revenues that exceeded analyst expectations, driven by higher-than-expected affiliate fee growth and accelerated subscriber growth. Stock selection in the Portfolio was also strong in the Telecommunication Services sector, driven by our position in Sprint Nextel Corp (0.8%). Shares of the company rose after it reported stronger than expected first-quarter revenue and lower losses than anticipated. Sprint Nextel’s financial results were supported by stable margins, lower churn and improved average revenue per user.

MIST-1

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Managed by Goldman Sachs Asset Management, L.P.

Portfolio Manager Commentary*—(Continued)

While the markets over the past two summers have been volatile and often headline or macro driven, our bottom-up, fundamental research process requires us to look past short-term events and select companies where we see the ability for long-term value creation. We remain ready to add to or initiate new positions in well-managed companies that demonstrate competitive advantages and sustainable business models.

Sean Gallagher, Managing Director and Co-Chief Investment Officer—Value Equity

Andrew Braun, Managing Director and Co-Chief Investment Officer—Value Equity

Dolores Bamford, CFA, Managing Director and Portfolio Manager—Value Equity

Portfolio Managers

Goldman Sachs Asset Management, L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

GOLDMAN SACHS MID CAP VALUE PORTFOLIO MANAGED BY

GOLDMAN SACHS ASSET MANAGEMENT, L.P. VS. RUSSELL MIDCAP VALUE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
Goldman Sachs Mid Cap Value Portfolio
Class A	7.59	-4.90	0.13	7.09
Class B	7.42	-5.14	-0.11	6.83
Russell Midcap Value Index[1]	7.78	-0.37	-0.13	7.41

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A and Class B shares is 5/1/2004. Index returns are based on an inception date of 5/1/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Everest Re Group, Ltd.	1.8
Xcel Energy, Inc.	1.7
Principal Financial Group, Inc.	1.7
Sempra Energy	1.6
PPL Corp.	1.6
SLM Corp.	1.6
J.M. Smucker Co. (The)	1.5
iShares Russell Midcap Value Index Fund	1.5
Host Hotels & Resorts, Inc.	1.4
Invesco, Ltd.	1.4

Top Sectors

% of Market Value of Total Investments
Financials	29.8
Utilities	12.0
Information Technology	11.3
Consumer Discretionary	9.9
Industrials	8.3
Energy	7.3
Health Care	7.1
Materials	5.5
Consumer Staples	5.4
Cash & Cash Equivalents	1.2

MIST-3

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Goldman Sachs Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.75%	$1,000.00	$1,075.90	$3.87
	Hypothetical*	0.75%	$1,000.00	$1,021.13	$3.77

Class B	Actual	1.00%	$1,000.00	$1,074.20	$5.16
	Hypothetical*	1.00%	$1,000.00	$1,019.89	$5.02

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
BE Aerospace, Inc.*	130,961	$5,717,757
Spirit AeroSystems Holdings, Inc. - Class A* (a)	265,810	6,334,252
Textron, Inc. (a)	324,349	8,066,560

		20,118,569

Auto Components—0.9%
Lear Corp.	77,913	2,939,657
TRW Automotive Holdings Corp.*	108,813	3,999,966

		6,939,623

Beverages—2.1%
Coca-Cola Enterprises, Inc.	267,180	7,491,727
Constellation Brands, Inc. - Class A*	304,521	8,240,338

		15,732,065

Building Products—1.3%
Fortune Brands Home & Security, Inc.*	69,892	1,556,495
Lennox International, Inc. (a)	175,400	8,178,902

		9,735,397

Capital Markets—3.2%
Ameriprise Financial, Inc.	199,560	10,429,006
Invesco, Ltd.	482,142	10,896,409
Lazard, Ltd. - Class A	115,373	2,998,544

		24,323,959

Chemicals—2.3%
Albemarle Corp.	180,003	10,735,379
Cytec Industries, Inc.	118,497	6,948,664

		17,684,043

Commercial Banks—4.0%
CIT Group, Inc.*	132,974	4,739,193
First Republic Bank*	143,800	4,831,680
M&T Bank Corp. (a)	121,664	10,045,797
SunTrust Banks, Inc.	439,152	10,640,653

		30,257,323

Commercial Services & Supplies—0.6%
Republic Services, Inc.	180,306	4,770,897

Communications Equipment—1.4%
Juniper Networks, Inc.*	434,328	7,083,890
Polycom, Inc.*	370,747	3,900,258

		10,984,148

Computers & Peripherals—1.2%
NetApp, Inc.*	181,975	5,790,444
SanDisk Corp.*	101,168	3,690,609

		9,481,053

Construction Materials—0.5%
Martin Marietta Materials, Inc.	47,999	3,783,281

Consumer Finance—2.3%
Discover Financial Services	163,826	$5,665,103
SLM Corp.	755,818	11,873,901

		17,539,004

Containers & Packaging—1.2%
Ball Corp.	124,273	5,101,406
Crown Holdings, Inc.*	115,367	3,979,008

		9,080,414

Diversified Financial Services—1.2%
NASDAQ OMX Group, Inc. (The)	390,749	8,858,280

Electric Utilities—7.5%
Edison International	183,848	8,493,777
Great Plains Energy, Inc.	133,653	2,861,511
N.V. Energy, Inc.	389,134	6,840,976
Northeast Utilities	158,701	6,159,186
OGE Energy Corp.	34,268	1,774,740
Pinnacle West Capital Corp.	116,234	6,013,947
PPL Corp.	427,498	11,888,719
Xcel Energy, Inc.	463,882	13,178,888

		57,211,744

Electrical Equipment—1.1%
Regal-Beloit Corp. (a)	7,540	469,441
Rockwell Automation, Inc.	117,288	7,748,045

		8,217,486

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. - Class A	95,470	5,243,212

Energy Equipment & Services—1.2%
Cameron International Corp.*	165,485	7,067,864
Key Energy Services, Inc.* (a)	301,169	2,288,885

		9,356,749

Food Products—2.2%
Ingredion, Inc.	102,675	5,084,466
J.M. Smucker Co. (The)	156,198	11,796,073

		16,880,539

Gas Utilities—0.3%
Questar Corp. (a)	122,149	2,548,028

Health Care Equipment & Supplies—2.2%
Boston Scientific Corp.*	1,621,290	9,192,714
Hologic, Inc.*	407,735	7,355,540

		16,548,254

Health Care Providers & Services—1.3%
Aetna, Inc.	254,644	9,872,548

Hotels, Restaurants & Leisure—1.4%
MGM Resorts International*	636,728	7,105,885

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Starwood Hotels & Resorts Worldwide, Inc.	65,782	$3,489,077

		10,594,962

Household Durables—0.7%
NVR, Inc.*	5,834	4,958,900

Household Products—0.4%
Church & Dwight Co., Inc. (a)	55,811	3,095,836

Independent Power Producers & Energy Traders—0.8%
AES Corp. (The)*	152,150	1,952,085
Calpine Corp.*	258,377	4,265,804

		6,217,889

Insurance—8.6%
Everest Re Group, Ltd.	133,983	13,865,901
Hartford Financial Services Group, Inc. (The)	275,480	4,856,712
PartnerRe, Ltd.	96,423	7,296,328
Principal Financial Group, Inc.	484,368	12,704,972
W.R. Berkley Corp. (a)	258,979	10,079,463
Willis Group Holdings plc	214,732	7,835,571
XL Group plc	407,297	8,569,529

		65,208,476

Internet & Catalog Retail—1.2%
Liberty Interactive Corp. - Class A*	534,929	9,516,387

IT Services—1.5%
Fidelity National Information Services, Inc.	214,643	7,315,033
Paychex, Inc.	124,221	3,901,782

		11,216,815

Life Sciences Tools & Services—1.3%
Life Technologies Corp.*	226,138	10,173,949

Machinery—2.7%
Dover Corp.	176,351	9,454,177
Gardner Denver, Inc.	77,470	4,098,938
Pentair, Inc. (a)	179,872	6,885,500

		20,438,615

Media—1.3%
Scripps Networks Interactive, Inc. - Class A	173,619	9,871,976

Metals & Mining—1.5%
Carpenter Technology Corp.	72,733	3,479,547
Reliance Steel & Aluminum Co.	153,038	7,728,419

		11,207,966

Multi-Utilities—3.3%
CMS Energy Corp.	126,899	2,982,127
SCANA Corp. (a)	212,210	10,152,126
Sempra Energy (a)	174,061	11,989,322

		25,123,575

Multiline Retail—1.3%
Macy’s, Inc.	284,154	$9,760,690

Oil, Gas & Consumable Fuels—6.1%
Cabot Oil & Gas Corp.	186,994	7,367,564
Energen Corp.	140,917	6,359,584
EQT Corp.	140,516	7,535,873
HollyFrontier Corp.	115,546	4,093,795
Marathon Petroleum Corp.	163,185	7,330,270
Pioneer Natural Resources Co.	80,172	7,071,972
Range Resources Corp. (a)	110,511	6,837,315

		46,596,373

Pharmaceuticals—2.3%
Mylan, Inc.*	414,596	8,859,916
Warner Chilcott plc - Class A*	501,463	8,986,217

		17,846,133

Real Estate Investment Trusts—10.6%
Alexandria Real Estate Equities, Inc.	132,823	9,658,889
AvalonBay Communities, Inc. (a)	75,704	10,710,602
Camden Property Trust	80,958	5,478,428
Douglas Emmett, Inc. (a)	226,881	5,240,951
Host Hotels & Resorts, Inc. (a)	691,366	10,937,410
Kimco Realty Corp.	409,409	7,791,053
Liberty Property Trust (a)	248,445	9,152,714
MFA Financial, Inc.	924,987	7,298,147
Tanger Factory Outlet Centers, Inc.	210,129	6,734,635
Ventas, Inc.	121,035	7,639,729

		80,642,558

Semiconductors & Semiconductor Equipment—4.2%
Altera Corp.	289,834	9,807,982
Analog Devices, Inc.	147,634	5,561,373
Cavium, Inc.* (a)	134,981	3,779,468
KLA-Tencor Corp.	91,285	4,495,786
Lam Research Corp.*	221,340	8,353,372

		31,997,981

Software—2.3%
Adobe Systems, Inc.*	116,761	3,779,554
Check Point Software Technologies, Ltd.*	69,121	3,427,710
Parametric Technology Corp.*	327,017	6,854,276
QLIK Technologies, Inc.* (a)	139,488	3,085,475

		17,147,015

Specialty Retail—2.3%
AutoZone, Inc.*	13,870	5,092,648
PetSmart, Inc.	81,241	5,539,011
Ross Stores, Inc.	66,985	4,184,553
Urban Outfitters, Inc.*	111,930	3,088,149

		17,904,361

Textiles, Apparel & Luxury Goods—0.7%
PVH Corp.	71,238	5,541,604

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Tobacco—0.7%
Lorillard, Inc.	42,668	$5,630,043

Wireless Telecommunication Services—0.8%
Sprint Nextel Corp.*	1,806,785	5,890,119

Total Common Stocks (Cost $702,944,640)		741,748,839

Investment Company Security—1.5%
iShares Russell Midcap Value Index Fund (a) (Cost—$11,246,929)	247,899	11,472,766

Short-Term Investments—10.6%

Mutual Fund—9.4%
State Street Navigator Securities Lending Prime Portfolio (b)	71,545,675	71,545,675

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $9,367,008 on 07/02/12, collateralized by $9,570,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $9,558,038.	$9,367,000	9,367,000

Total Short-Term Investments (Cost $80,912,675)		80,912,675

Total Investments—109.4% (Cost $795,104,244#)		834,134,280
Other assets and liabilities (net)—(9.4)%		(71,882,042)

Net Assets—100.0%		$762,252,238

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $795,104,244. The aggregate unrealized appreciation and depreciation of investments were $66,442,927 and $(27,412,891), respectively, resulting in net unrealized appreciation of $39,030,036 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $72,715,072 and the collateral received consisted of cash in the amount of $71,545,675 and non-cash collateral with a value of $597,375. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of cash collateral received from securities lending transactions.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$741,748,839	$—	$—	$741,748,839
Total Investment Company Security	11,472,766	—	—	11,472,766
Short-Term Investments
Mutual Fund	71,545,675	—	—	71,545,675
Repurchase Agreement	—	9,367,000	—	9,367,000
Total Short-Term Investments	71,545,675	9,367,000	—	80,912,675
Total Investments	$824,767,280	$9,367,000	$—	$834,134,280

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$834,134,280
Cash		3,711
Receivable for investments sold		5,770,350
Receivable for shares sold		228,195
Dividends receivable		1,417,351

Total Assets		841,553,887
Liabilities
Payables for:
Investments purchased	$7,154,274
Shares redeemed	47,500
Collateral for securities loaned	71,545,675
Accrued expenses:
Management fees	431,712
Distribution and service fees—Class B	33,215
Administration fees	2,636
Custodian and accounting fees	19,535
Deferred trustees’ fees	29,886
Other expenses	37,216

Total Liabilities		79,301,649

Net Assets		$762,252,238

Net assets represented by
Paid in surplus		$708,975,400
Accumulated net realized gain		10,564,043
Unrealized appreciation on investments		39,030,036
Undistributed net investment income		3,682,759

Net Assets		$762,252,238

Net Assets
Class A		$595,501,603
Class B		166,750,635
Capital Shares Outstanding *
Class A		46,664,497
Class B		13,078,924
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$12.76
Class B		12.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $795,104,244.
(b)	Includes securities loaned at value of $72,715,072.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$6,541,931
Interest (b)		64,647

Total investment income		6,606,578
Expenses
Management fees	$2,678,521
Administration fees	11,550
Custodian and accounting fees	43,978
Distribution and service fees—Class B	212,819
Audit and tax services	18,472
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	19,353
Insurance	2,064
Miscellaneous	4,016

Total expenses	3,027,284
Less broker commission recapture	(105,070)

Net expenses	2,922,214

Net Investment Income		3,684,364

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		19,239,517

Net change in unrealized appreciation on investments		29,573,712

Net realized and unrealized gain on investments		48,813,229

Net Increase in Net Assets from Operations		$52,497,593

(a)	Net of foreign withholding taxes of $332.
(b)	Includes net income on securities loaned of $63,667.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,684,364	$6,403,712
Net realized gain on investments	19,239,517	35,699,327
Net change in unrealized appreciation (depreciation) on investments	29,573,712	(88,844,861)

Net increase (decrease) in net assets resulting from operations	52,497,593	(46,741,822)

Distributions to Shareholders
From net investment income
Class A	(4,973,239)	(2,871,585)
Class B	(1,013,625)	(815,126)

Net decrease in net assets resulting from distributions	(5,986,864)	(3,686,711)

Net increase in net assets from capital share transactions	21,669,078	164,146,868

Net increase in net assets	68,179,807	113,718,335

Net Assets
Net assets at beginning of period	694,072,431	580,354,096

Net assets at end of period	$762,252,238	$694,072,431

Undistributed net investment income at end of period	$3,682,759	$5,985,259

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2,666,987	$34,234,770	18,503,609	$242,091,848
Reinvestments	383,442	4,973,239	213,978	2,871,585
Redemptions	(642,815)	(8,369,144)	(8,200,504)	(110,741,192)

Net increase	2,407,614	$30,838,865	10,517,083	$134,222,241

Class B
Sales	450,394	$5,782,498	4,405,179	$56,892,452
Reinvestments	78,151	1,013,625	60,740	815,126
Redemptions	(1,235,782)	(15,965,910)	(2,223,236)	(27,782,951)

Net increase (decrease)	(707,237)	$(9,169,787)	2,242,683	$29,924,627

Increase derived from capital shares transactions		$21,669,078		$164,146,868

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.96		$12.82	$10.41	$7.99	$13.57	$14.43

Income (Loss) From Investment Operations
Net investment income (a)	0.07		0.13	0.09	0.14	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.84		(0.91)	2.45	2.42	(4.65)	0.39

Total from investment operations	0.91		(0.78)	2.54	2.56	(4.48)	0.57

Less Distributions
Distributions from net investment income	(0.11)		(0.08)	(0.13)	(0.14)	(0.13)	(0.10)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.97)	(1.33)

Total distributions	(0.11)		(0.08)	(0.13)	(0.14)	(1.10)	(1.43)

Net Asset Value, End of Period	$12.76		$11.96	$12.82	$10.41	$7.99	$13.57

Total Return (%) (e)	7.59	(b)	(6.13)	24.56	32.67	(35.92)	3.37

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.75	(c)	0.76	0.77	0.77	0.75	0.77
Ratio of net expenses to average net assets (%) (d)	0.75	(c)	0.76	0.77	0.77	0.75	0.75
Ratio of net investment income to average net assets (%)	1.04	(c)	1.05	0.85	1.64	1.56	1.27
Portfolio turnover rate (%)	47.6	(b)	73.8	97.9	116.0	98.5	83.6
Net assets, end of period (in millions)	$595.5		$529.5	$432.6	$409.4	$278.9	$383.0

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.94		$12.80	$10.40	$7.97	$13.53	$14.40

Income (Loss) From Investment Operations
Net investment income (a)	0.05		0.10	0.07	0.12	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.84		(0.90)	2.44	2.42	(4.64)	0.39

Total from investment operations	0.89		(0.80)	2.51	2.54	(4.50)	0.53

Less Distributions
Distributions from net investment income	(0.08)		(0.06)	(0.11)	(0.11)	(0.09)	(0.07)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.97)	(1.33)

Total distributions	(0.08)		(0.06)	(0.11)	(0.11)	(1.06)	(1.40)

Net Asset Value, End of Period	$12.75		$11.94	$12.80	$10.40	$7.97	$13.53

Total Return (%) (e)	7.42	(b)	(6.29)	24.23	32.30	(36.07)	3.10

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.00	(c)	1.01	1.02	1.02	1.01	1.02
Ratio of net expenses to average net assets (%) (d)	1.00	(c)	1.01	1.02	1.02	1.00	1.00
Ratio of net investment income to average net assets (%)	0.77	(c)	0.78	0.64	1.37	1.26	0.97
Portfolio turnover rate (%)	47.6	(b)	73.8	97.9	116.0	98.5	83.6
Net assets, end of period (in millions)	$166.8		$164.6	$147.8	$109.7	$97.1	$195.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-12

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

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Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, futures transactions, foreign currency transactions, deferred trustees’ compensation, capital loss carryforwards, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general

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Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, L.P. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,678,521	0.750%	First $200 million
	0.700%	Over $200 million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2012 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission
Goldman Sachs & Co.	$24,744

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$387,874,310	$—	$350,902,529

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Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$3,686,711	$6,352,704	$—	$—	$3,686,711	$6,352,704

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$6,010,326	$—	$6,599,378	$(5,818,528)	$6,791,176

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $5,818,528.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

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Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

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Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

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Met Investors Series Trust Harris Oakmark International Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Harris Oakmark International Portfolio returned 5.23%, 5.13%, and 5.10%, respectively. The Portfolio’s benchmark, the MSCI EAFE Index1, returned 2.96% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The first half of the year was dominated by volatility brought on by macro fears largely surrounding Europe and the eurozone economic situation, but slower growth in the U.S. and the emerging markets also weighed on people’s fears.

In Europe, markets were impacted by eurozone leaders’ inability to develop effective economic policies to deal with what ails them: fiscal imbalance and the crying need for supply-side reform. As of late June, there seemed to be a breakthrough on the fiscal front with an agreement on how to implement some of the rescue funds. However, in our view, this short-term solution will not produce the serious supply-side reform that needs to occur in southern Europe.

The growth rate in emerging-market economies has slowed partially from weak demand for goods in Europe. Despite this, we feel long-term emerging market growth is still intact. China, especially, has slowed from a growth rate of around 9% to about 7%. However, given the high personal savings rates in China (close to 40%) and the low personal consumption levels, we believe the potential for additional growth exists.

All of this uncertainty has dramatically impacted global equities’ share prices in general and European stocks particularly. This is true especially for European Financials, Industrial and Consumer Discretionary stocks. However, given the low equity market valuations and the high valuations in most of the developed fixed-income markets, the strong sell-off in stocks seems to be overdone. We assess the fundamental value of any business by determining the present value of all future cash flow streams. The market frequently prices businesses based on short-term macro and political fears. We look to incorporate the impact, if any these fears have on a company’s actual ability to generate current and future cash flow streams. In most cases, there is at worst a mild impact from market volatility, and thus we are provided with buying opportunities in a very fertile environment for value investors. Specifically, given our long-term investment time horizon, a weak market environment allows us to invest in what we believe are high-quality businesses at very low prices.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio outperformed its benchmark, the MSCI EAFE Index, due entirely to equity stock selection. The strongest relative performance came from holdings in the U.K. and Japan. Holdings in other European countries such as Germany, Ireland and Spain added further value. Holdings in Switzerland had the most negative effect for the period. However, of the 10 holdings based there, eight delivered positive returns for the period. A lack of exposure to Singapore, Belgium and Hong Kong also pulled back relative results somewhat, as the index realized very strong performance in these countries for the period.

Results from currency hedging were relatively flat, adding 0.39% to the Portfolio’s return for the period. Currencies hedged in the Portfolio are the Australian dollar, Swiss franc, Swedish krona, and Japanese yen. We continue to view these currencies as very overvalued based on purchasing-power parity. Therefore, we still hold our hedge positions to offset the risks associated with owning overvalued foreign currencies.

Individual holdings Daiwa Securities Group and Toyota Motor had the most positive impact on performance during the period. Daiwa Securities’ stock price rose meaningfully over the past six months. The company’s retail operations and its investment banking division were helped by a strong market early in the year. Daiwa implemented a cost-cutting plan that it increased twice, doubling the initial amount. We recently had a very productive meeting with the company’s management team. Daiwa’s now 80 billion (Japanese Yen) cost-cutting plan is ahead of schedule at 80% complete. Management stated that while costs in Asia are not yet optimal, costs in Europe and the U.S. have been reduced to the right levels. The company is focusing on its advisory, institutional brokerage and corporate functions (bond offerings) rather than expanding its global investment banking division. We believe this is a good near-term strategy, as global financial market conditions remain challenging. Daiwa is seeing respectable deposit growth in its Next Bank Internet banking unit, its balance sheet is very healthy, and Daiwa is capitalized well beyond Basel III requirements, with a core Tier 1 capital ratio of 22% versus a minimum requirement of 15%.

Toyota Motor’s stock price advanced significantly early in the year. Despite facing several obstacles in 2011 (two natural disasters, auto recalls related to sudden acceleration, a near record high yen) the company’s fiscal full-year results were better than we expected. Now that these issues have for the most part been resolved, Toyota’s production has returned to near-normal levels and sales have been strong. Toyota’s fundamentals are solid, and we continue to believe that Toyota presents a compelling investment opportunity.

Credit Suisse Group and ROHM had the most negative impact on performance during the period. Credit Suisse Group’s stock price declined due to a weaker investment-banking environment and, more recently, because of negative comments about the company in the Swiss National Bank’s (SNB) recent annual Financial Stability report. The SNB indicated that, in order to meet the Basel III requirements, Credit Suisse should stop its dividend payments and/or issue equity to more rapidly increase the company’s loss-absorbing capital. FINMA (Credit Suisse’s regulator) is satisfied with Credit Suisse’s financial health. In addition, Credit Suisse has until 2019 to meet Basel III requirements and it is on its way to meeting that deadline early. We already know that the Basel III requirements for Swiss financial institutions are some of the most stringent in the world,

MIST-1

Met Investors Series Trust

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary*—(Continued)

another example of Swiss governmental agencies’ extreme conservatism. We take capital strength and solvency very seriously, as it helps protect downside risk when investing. With little exposure to sovereign debt, excellent liquidity and a strong balance sheet that is growing stronger, Credit Suisse’s financial strength satisfies our investment criteria.

ROHM’s share price dropped early in the year after the company lowered its fiscal full-year profit projections. Several negative events have had an impact, such as the extreme flooding in Thailand (causing operations to be suspended at two facilities there), continued economic weakness and yen appreciation. ROHM’s full fiscal-year results released in the second quarter showed a sales decline of almost 11% year over year. Operating profit also fell by nearly 81%, but ROHM did avoid posting a full-year operating loss. The company was able to restore its facilities following the floods in Thailand faster than expected, which helped results for the year. Events in 2011 proved challenging for many Japan-based manufacturers of electronics components; however, we believe the effects of the two large natural disasters are now settled.

As of June 30, 2012 the Portfolio was most heavily weighted in Japan (21%) followed by Switzerland (18%) and the U.K. (17%). The Portfolio had minimal exposure to companies headquartered in emerging market countries (less than 1%). As of June 30, 2012, the Portfolio held 52 securities across a variety of countries and industries. We initiated new positions in U.K.-based holdings Smiths Group and Willis Group Holdings. We eliminated BAE Systems (U.K.), Orbotech (Israel) and Treasury Wine Estates (Australia) during the period.

David G. Herro, CFA, Partner and Chief Investment Officer, International Equity

Robert A. Taylor, CFA, Partner, Director of International Research and Portfolio Manager

Portfolio Managers

Harris Associates L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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Met Investors Series Trust

Harris Oakmark International Portfolio

HARRIS OAKMARK INTERNATIONAL PORTFOLIO MANAGED BY

HARRIS ASSOCIATES L.P. VS. MSCI EAFE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
Harris Oakmark International Portfolio
Class A	5.23	-13.47	-2.25	7.20
Class B	5.13	-13.73	-2.50	6.93
Class E	5.10	-13.66	-2.41	7.02
MSCI EAFE Index[1]	2.96	-13.83	-6.10	5.14

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Daiwa Securities Group, Inc.	3.8
Toyota Motor Corp.	3.5
BNP Paribas S.A.	3.5
Credit Suisse Group AG	3.5
Koninklijke Philips Electronics N.V.	3.4
Lloyds Banking Group plc	3.3
Daimler AG	3.3
Intesa Sanpaolo S.p.A.	3.1
Adecco S.A.	2.9
Banco Santander S.A.	2.8

Top Countries

% of Market Value of Total Investments
Japan	21.1
Switzerland	17.9
United Kingdom	16.7
France	8.4
Netherlands	8.4
Germany	7.8
Italy	5.4
Australia	3.8
Spain	2.8
Ireland	2.1

MIST-3

Met Investors Series Trust

Harris Oakmark International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Harris Oakmark International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.82%	$1,000.00	$1,052.30	$4.18
	Hypothetical*	0.82%	$1,000.00	$1,020.79	$4.12

Class B(a)	Actual	1.07%	$1,000.00	$1,051.30	$5.46
	Hypothetical*	1.07%	$1,000.00	$1,019.54	$5.37

Class E(a)	Actual	0.97%	$1,000.00	$1,051.00	$4.95
	Hypothetical*	0.97%	$1,000.00	$1,020.04	$4.87

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Australia—3.7%
Amcor, Ltd.	8,716,600	$63,522,561
Orica, Ltd.	1,641,100	41,770,974

		105,293,535

Canada—1.9%
Thomson Reuters Corp. (a)	1,921,300	54,670,525

France—8.3%
BNP Paribas S.A.	2,561,487	98,883,080
Danone S.A.	194,600	12,081,225
PPR (a)	431,400	61,603,757
Publicis Groupe S.A. (a)	1,387,400	63,447,962

		236,016,024

Germany—7.7%
Allianz SE	742,200	74,631,804
Daimler AG	2,050,900	92,237,003
SAP AG	864,000	51,022,232

		217,891,039

Ireland—2.1%
Bank of Ireland plc (The)* (a)	408,281,200	51,819,720
Experian plc	539,200	7,616,836

		59,436,556

Italy—5.4%
Fiat Industrial S.p.A.	6,488,500	63,940,335
Intesa Sanpaolo S.p.A. (a)	61,380,500	87,792,769

		151,733,104

Japan—20.9%
Canon, Inc. (a)	1,917,800	76,794,012
Daiwa Securities Group, Inc. (a)	28,750,000	108,244,452
Honda Motor Co., Ltd. (a)	2,205,700	76,834,742
Meitec Corp. (a)	946,400	20,050,968
Olympus Corp.*	1,751,700	28,410,376
Omron Corp.	3,533,600	74,609,959
Rohm Co., Ltd.	1,677,300	64,517,177
Secom Co., Ltd.	896,900	41,170,414
Toyota Motor Corp.	2,475,200	99,764,374

		590,396,474

Mexico—0.3%
Grupo Televisa S.A.B. (ADR)	441,166	9,476,246

Netherlands—8.3%
Akzo Nobel N.V.	1,372,081	64,542,594
Heineken Holding N.V. (a)	899,200	40,246,430
Koninklijke Ahold N.V.	2,731,700	33,849,556
Koninklijke Philips Electronics N.V.	4,886,257	96,618,859

		235,257,439

Spain—2.8%
Banco Santander S.A.	11,750,261	78,477,478

Sweden—1.6%
Assa Abloy AB—Class B (a)	1,483,900	$41,494,245
Atlas Copco AB—B Shares	218,848	4,184,330

		45,678,575

Switzerland—17.7%
Adecco S.A.* (a)	1,850,800	82,363,710
Compagnie Financiere Richemont S.A.—Class A	852,200	46,769,190
Credit Suisse Group AG (a)	5,381,535	98,314,065
Geberit AG*	47,800	9,428,725
Givaudan S.A.*	47,400	46,555,254
Holcim, Ltd.*	1,028,200	56,964,203
Kuehne & Nagel International AG (a)	637,800	67,507,969
Nestle S.A.	698,600	41,672,480
Novartis AG	740,100	41,282,738
Roche Holding AG (a)	65,500	11,307,097

		502,165,431

United Kingdom—16.6%
Diageo plc	1,815,800	46,711,960
G4S plc	9,608,200	42,019,029
GlaxoSmithKline plc	327,000	7,415,002
Lloyds Banking Group plc*	190,790,100	93,843,947
Reed Elsevier plc	2,319,300	18,606,532
Schroders plc	3,327,500	70,045,723
Signet Jewelers, Ltd. (a)	782,892	34,455,077
Smiths Group plc	1,853,720	29,505,607
TESCO plc	10,964,600	53,297,351
Willis Group Holdings plc	827,250	30,186,353
Wolseley plc	1,155,800	43,183,416

		469,269,997

Total Common Stocks (Cost $3,031,982,913)		2,755,762,423

Short-Term Investments—12.8%

Mutual Fund—11.1%
State Street Navigator Securities Lending Prime Portfolio (b)	316,397,427	316,397,427

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $47,308,039, on 07/02/12, collateralized by $48,315,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $48,254,606.	$47,308,000	47,308,000

Total Short-Term Investments (Cost $363,705,427)		363,705,427

Total Investments—110.1% (Cost $3,395,688,340#)		3,119,467,850
Other assets and liabilities (net)—(10.1)%		(286,445,316)

Net Assets—100.0%		$2,833,022,534

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $3,395,688,340. The aggregate unrealized appreciation and depreciation of investments were $97,908,200 and $(374,128,690), respectively, resulting in net unrealized depreciation of $(276,220,490) for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $321,473,535 and the collateral received consisted of cash in the amount of $316,397,427 and non-cash collateral with a value of $13,458,195. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of June 30, 2012 (Unaudited)	% of Net Assets
Commercial Banks	14.5
Capital Markets	9.8
Automobiles	9.5
Chemicals	5.4
Media	5.2
Industrial Conglomerates	4.5
Professional Services	3.9
Insurance	3.7
Food & Staples Retailing	3.1
Beverages	3.1

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$105,293,535	$—	$105,293,535
Canada	54,670,525	—	—	54,670,525
France	—	236,016,024	—	236,016,024
Germany	—	217,891,039	—	217,891,039
Ireland	—	59,436,556	—	59,436,556
Italy	—	151,733,104	—	151,733,104
Japan	—	590,396,474	—	590,396,474
Mexico	9,476,246	—	—	9,476,246
Netherlands	—	235,257,439	—	235,257,439
Spain	—	78,477,478	—	78,477,478
Sweden	—	45,678,575	—	45,678,575
Switzerland	—	502,165,431	—	502,165,431
United Kingdom	64,641,430	404,628,567	—	469,269,997
Total Common Stocks	128,788,201	2,626,974,222	—	2,755,762,423
Short-Term Investments
Mutual Fund	316,397,427	—	—	316,397,427
Repurchase Agreement	—	47,308,000	—	47,308,000
Total Short-Term Investments	316,397,427	47,308,000	—	363,705,427
Total Investments	$445,185,628	$2,674,282,222	$—	$3,119,467,850

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$30,627,720	$—	$30,627,720
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(4,676,575)	—	(4,676,575)
Total Forward Contracts	$—	$25,951,145	$—	$25,951,145

**	Derivative instruments such as forward contracts are valued on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Harris Oakmark International Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$3,119,467,850
Cash		650
Cash denominated in foreign currencies (c)		619,812
Receivable for investments sold		28,572,487
Receivable for shares sold		1,961,214
Dividends receivable		8,341,757
Interest receivable		26
Unrealized appreciation on forward foreign currency exchange contracts		30,627,720

Total assets		3,189,591,516
Liabilities
Payables for:
Investments purchased	$31,836,097
Shares redeemed	1,232,118
Unrealized depreciation on forward foreign currency exchange contracts	4,676,575
Collateral for securities loaned	316,397,427
Accrued Expenses:
Management fees	1,666,187
Distribution and service fees—Class B	188,223
Distribution and service fees—Class E	11,983
Administration fees	8,180
Custodian and accounting fees	414,738
Deferred trustees’ fees	29,886
Other expenses	107,568

Total liabilities		356,568,982

Net Assets		$2,833,022,534

Net Assets Represented by
Paid in surplus		$3,261,239,744
Accumulated net realized loss		(170,560,862)
Unrealized depreciation on investments and foreign currency transactions		(250,416,193)
Accumulated net investment loss		(7,240,155)

Net Assets		$2,833,022,534

Net Assets
Class A		$1,763,310,874
Class B		967,866,392
Class E		101,845,268
Capital Shares Outstanding*
Class A		144,084,818
Class B		80,173,009
Class E		8,393,037
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$12.24
Class B		12.07
Class E		12.13

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,395,688,340.
(b)	Includes securities loaned at value of $321,473,535.
(c)	Identified cost of cash denominated in foreign currencies was $619,354.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$66,841,859
Interest (b)		2,134,560

Total investment income		68,976,419
Expenses
Management fees	$11,529,033
Administration fees	42,786
Custodian and accounting fees	775,011
Distribution and service fees—Class B	1,252,305
Distribution and service fees—Class E	80,633
Audit and tax services	31,512
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	110,228
Insurance	6,317
Miscellaneous	8,037

Total expenses	13,872,373
Less management fee waiver	(250,868)

Net expenses	13,621,505

Net investment income		55,354,914

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain on:
Investments		2,293,526
Futures contracts		1,633,606
Foreign currency transactions		49,995,829

Net realized gain on investments, futures contracts and foreign currency transactions		53,922,961

Net change in unrealized appreciation (depreciation) on:
Investments		87,013,428
Foreign currency transactions		(36,783,609)

Net change in unrealized appreciation on investments and foreign currency transactions		50,229,819

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		104,152,780

Net Increase in Net Assets from Operations		$159,507,694

(a)	Net of foreign withholding taxes of $5,566,282.
(b)	Includes net income on securities loaned of $2,131,297.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Harris Oakmark International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$55,354,914	$48,984,222
Net realized gain on investments, futures contracts and foreign currency transactions	53,922,961	60,266,802
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	50,229,819	(578,167,590)

Net increase (decrease) in net assets resulting from operations	159,507,694	(468,916,566)

Distributions to Shareholders
From net investment income
Class A	(36,645,122)	(400,513)
Class B	(16,304,255)	—
Class E	(1,850,884)	—

Net decrease in net assets resulting from distributions	(54,800,261)	(400,513)

Net increase (decrease) in net assets from capital share transactions	(97,518,219)	704,978,288

Net Increase in Net Assets	7,189,214	235,661,209

Net Assets
Net assets at beginning of period	2,825,833,320	2,590,172,111

Net assets at end of period	$2,833,022,534	$2,825,833,320

Accumulated net investment loss at end of period	$(7,240,155)	$(7,794,808)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	9,156,408	$116,246,279	53,922,765	$744,277,121
Reinvestments	2,867,381	36,645,122	27,910	400,513
Redemptions	(17,836,618)	(231,115,932)	(11,389,935)	(151,755,611)

Net increase (decrease)	(5,812,829)	$(78,224,531)	42,560,740	$592,922,023

Class B
Sales	3,739,299	$45,403,943	18,297,689	$241,628,183
Reinvestments	1,291,937	16,304,255	—	—
Redemptions	(6,081,396)	(77,506,429)	(8,773,603)	(114,163,384)

Net increase (decrease)	(1,050,160)	$(15,798,231)	9,524,086	$127,464,799

Class E
Sales	432,731	$5,550,993	1,095,569	$14,587,978
Reinvestments	145,969	1,850,884	—	—
Redemptions	(868,905)	(10,897,334)	(2,280,440)	(29,996,512)

Net decrease	(290,205)	$(3,495,457)	(1,184,871)	$(15,408,534)

Increase (decrease) derived from capital shares transactions		$(97,518,219)		$704,978,288

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.85		$13.78		$12.05	$8.57	$17.27	$19.03

Income (Loss) From Investment Operations
Net investment income (a)	0.24		0.24		0.16	0.15	0.40	0.33
Net realized and unrealized gain (loss) on investments	0.39		(2.17)		1.83	4.17	(6.46)	(0.35)

Total from investment operations	0.63		(1.93)		1.99	4.32	(6.06)	(0.02)

Less Distributions
Distributions from net investment income	(0.24)		(0.00	)(b)	(0.26)	(0.84)	(0.28)	(0.18)
Distributions from net realized capital gains	0.00		0.00		0.00	0.00	(2.36)	(1.56)

Total distributions	(0.24)		(0.00	)(b)	(0.26)	(0.84)	(2.64)	(1.74)

Net Asset Value, End of Period	$12.24		$11.85		$13.78	$12.05	$8.57	$17.27

Total Return (%) (f)	5.23	(c)	(13.98)		16.67	55.46	(40.72)	(0.86)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.84	(d)	0.85		0.85	0.84	0.85	0.86
Ratio of net expenses to average net assets (%) (e)	0.82	(d)	0.83		0.84	0.83	0.85	0.86
Ratio of net investment income to average net assets (%)	3.77	(d)	1.79		1.33	1.58	3.18	1.76
Portfolio turnover rate (%)	21.2	(c)	47.8		50.7	54.7	52.7	49.6
Net assets, end of period (in millions)	$1,763.3		$1,775.7		$1,479.3	$1,082.1	$676.3	$1,458.3

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.67		$13.61	$11.91	$8.47	$17.09	$18.87

Income (Loss) From Investment Operations
Net investment income (a)	0.22		0.21	0.13	0.13	0.36	0.30
Net realized and unrealized gain (loss) on investments	0.39		(2.15)	1.81	4.11	(6.39)	(0.36)

Total from investment operations	0.61		(1.94)	1.94	4.24	(6.03)	(0.06)

Less Distributions
Distributions from net investment income	(0.21)		0.00	(0.24)	(0.80)	(0.23)	(0.16)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(2.36)	(1.56)

Total distributions	(0.21)		0.00	(0.24)	(0.80)	(2.59)	(1.72)

Net Asset Value, End of Period	$12.07		$11.67	$13.61	$11.91	$8.47	$17.09

Total Return (%) (f)	5.13	(c)	(14.25)	16.42	55.06	(40.88)	(1.12)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.09	(d)	1.10	1.10	1.09	1.10	1.10
Ratio of net expenses to average net assets (%) (e)	1.07	(d)	1.08	1.09	1.08	1.10	1.10
Ratio of net investment income to average net assets (%)	3.53	(d)	1.60	1.07	1.30	2.93	1.60
Portfolio turnover rate (%)	21.2	(c)	47.8	50.7	54.7	52.7	49.6
Net assets, end of period (in millions)	$967.9		$948.2	$975.9	$710.5	$433.4	$862.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data

	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.74		$13.67	$11.96	$8.50	$17.14	$18.91

Income (Loss) From Investment Operations
Net investment income (a)	0.23		0.23	0.15	0.13	0.38	0.33
Net realized and unrealized gain (loss) on investments	0.38		(2.16)	1.80	4.14	(6.42)	(0.37)

Total from investment operations	0.61		(1.93)	1.95	4.27	(6.04)	(0.04)

Less Distributions
Distributions from net investment income	(0.22)		0.00	(0.24)	(0.81)	(0.24)	(0.17)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(2.36)	(1.56)

Total distributions	(0.22)		0.00	(0.24)	(0.81)	(2.60)	(1.73)

Net Asset Value, End of Period	$12.13		$11.74	$13.67	$11.96	$8.50	$17.14

Total Return (%) (f)	5.10	(c)	(14.12)	16.50	55.27	(40.82)	(1.00)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.99	(d)	1.00	1.00	0.99	1.00	1.00
Ratio of net expenses to average net assets (%) (e)	0.97	(d)	0.98	0.99	0.98	1.00	1.00
Ratio of net investment income to average net assets (%)	3.65	(d)	1.74	1.22	1.37	3.07	1.75
Portfolio turnover rate (%)	21.2	(c)	47.8	50.7	54.7	52.7	49.6
Net assets, end of period (in millions)	$101.8		$101.9	$134.9	$126.0	$81.5	$198.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from net investment income were less than $0.01.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Harris Oakmark International Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-12

Met Investors Series Trust

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-13

Met Investors Series Trust

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, forward transactions, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In

MIST-14

Met Investors Series Trust

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Harris Associates L.P. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$11,529,033	0.850%	First $100 Million
	0.800%	$100 Million to $1 Billion
	0.750%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	Over $1 billion

An identical agreement was in place for the period May 1, 2011 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MIST-15

Met Investors Series Trust

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$656,506,973	$—	$605,830,403

The Portfolio engaged in security transactions with other accounts managed by Harris Associates L.P. that amounted to $21,159,960 in Sales of investments which are included above.

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$30,627,720	Unrealized depreciation on forward foreign currency exchange contracts	$4,676,575

MIST-16

Met Investors Series Trust

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$49,931,099	$49,931,099
Future contracts	1,633,606	—	1,633,606

	$1,633,606	$49,931,099	$51,564,705

Statement of Operations Location—Net Change in Unrealized Gain (Loss)	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(36,658,211)	$(36,658,211)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$1,211,190,784
Futures contracts long	3,388,025

(a)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/19/2012	State Street Bank and Trust	2,300,000,000	JPY	$28,804,144	$29,769,609	$(965,465)
9/19/2012	State Street Bank and Trust	3,270,000,000	JPY	40,951,978	40,873,978	78,000
9/19/2012	State Street Bank and Trust	6,430,000,000	JPY	80,526,367	82,967,742	(2,441,375)

Net Unrealized Depreciation						$(3,328,840)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/20/2013	State Street Bank and Trust	74,250,000	AUD	$74,368,382	$73,177,088	$(1,191,294)
12/19/2012	State Street Bank and Trust	236,000,000	CHF	249,820,361	259,309,314	9,488,953
9/19/2012	State Street Bank and Trust	30,380,000,000	JPY	380,465,168	398,949,442	18,484,274
9/19/2012	State Street Bank and Trust	2,300,000,000	JPY	28,804,144	30,129,557	1,325,413
9/19/2012	State Street Bank and Trust	1,900,000,000	JPY	23,794,727	25,045,807	1,251,080
9/19/2012	State Street Bank and Trust	103,500,000	SEK	14,920,343	14,841,902	(78,441)

Net Unrealized Appreciation						$29,279,985

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

MIST-17

Met Investors Series Trust

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$400,513	$40,979,573	$—	$—	$400,513	$40,979,573

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$54,799,118	$—	$(392,405,052)	$(195,293,642)	$(532,899,576)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $195,293,642.

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-18

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-19

Met Investors Series Trust

Harris Oakmark International Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-20

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust Invesco Balanced-Risk Allocation Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

Since its inception on April 23, 2012, the Class B shares of the Invesco Balanced-Risk Allocation Portfolio returned 0.70%. The Portfolio’s benchmark, the Dow Jones Moderate Index, returned -1.40% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Risk aversion strengthened in May, the month of inception for the Portfolio, as concerns over the peripheral Eurozone economies mounted and economic activity indicators suggested weakening industrial demand in the Eurozone and China. Elections that took place in April in many European countries saw parties that ran on an anti-austerity agenda gaining power darkening hopes for a unified response to the ongoing debt crisis. Additionally, on the last trading day of the month, U.S. payrolls came in significantly below consensus estimates and prior month’s reports were revised to reflect significantly weaker growth. Equities posted negative returns for the month. Global government bond yields logged historic lows in response to the uncertain economic and political backdrop. Returns in the commodity markets were negative due to a host of factors including a strengthening dollar, concerns of economic weakness in Europe and China, and improved crop forecasts.

In June, capital markets continued to exhibit heightened volatility in response to the ongoing European crisis and additional data indicating further weakening in economic strength across several key markets. The last day of the month and quarter saw a powerful rally in risk assets on the news that headway had been made in the European Union Summit to provide support for the peripheral European economies. Equities were broadly positive for the month, rallying from the lows of the quarter at the beginning of the month. Government bond markets were mixed for the month. The performance of commodities varied widely with energy related commodities largely negative for the month, while agricultural commodities spiked higher on drought concerns.

Investors saw reason for hope on the final trading day of the quarter as news of a resolution to provide aid to the peripheral European economies had been reached. Equities and commodities both posted eye-popping one day gains on the news. What remains to be seen is whether that optimism is well placed, or if as in several previous instances, the proposed solution is unworkable or ineffective. Economic data from the U.S. and other key world markets will also need to firm up for the recovery in risky assets to continue. While the Federal Reserve has decided to extend “Operation Twist”, the results of the program will likely be mostly symbolic as the impact on interest rates and economic growth will be limited at best, and a decision to embark on QE3 will only come to pass on a material weakening in capital markets and a worsening in the European crisis. Adding to the complexity for investors is the looming fiscal cliff in the U.S. and escalating geopolitical concerns in the Middle East—especially regarding Syria and Turkey.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Exposure to global government bonds led the way, with several of the key bond markets reaching historically low yields. In May equities were down across the board with equities from the Asian sphere showing noteable weakness. However, they became the largest contributors’ to returns for June as they experienced a relief rally. Commodities produced the largest drag on results, as fears of decrease in demand resulting from economic slowdown impacted Energy and Industrial Metal prices, improved outlook for harvest levels weakened Agricultural prices and a strengthening dollar tarnished precious metals. In June, Agricultural commodities saw strong gains on fears of unusually hot and dry weather having a negative impact on crop yields. Energy commodities were only marginally lower after the strong rally on the last day of the month. Industrial Metals were mixed and gold saw marginal improvement as the dollar saw a pullback in its recent strengthening trend. Tactical tilts in the Portfolio mildly weighed on results, as positive returns from an overweight to government bonds were not able to overcome the drag from positioning in equities and commodities.

Current positioning in the Portfolio has all the equity markets overweight from a previously neutral stance. Bond markets continue to carry an overweight, but the degree of the overweight has softened. Within commodities, soy meal and soybeans boast an overweight while the underweight to sugar has softened. Crude oil continues to be underweighted. Within the metals, the overweight to copper and gold have both been reduced while the overweight to silver has been increased. The tactical net underweight to commodities is very small.

Please note that our strategy is principally implemented using derivative instruments, including futures and total return swaps. Derivatives can be a more liquid and cost effective way to gain exposure to asset classes. Additionally, the leverage used in our strategy is inherent in these instruments.

Scott Wolle, CFA, Portfolio Manager

Mark Ahnrud, CFA, Portfolio Manager

Scott Hixon, CFA, Portfolio Manager

Chris Devine, CFA, Portfolio Manager

Christian Ulrich, CFA, Portfolio Manager

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO MANAGED BY
INVESCO ADVISERS, INC. VS. DOW JONES MODERATE INDEX1

CUMULATIVE RETURN2 (%) (FOR THE PERIOD ENDED JUNE 30, 2012)

Since Inception[3]
Invesco Balanced-Risk Allocation Portfolio
Class B	0.70
Dow Jones Moderate Index[1]	-1.40

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 4/23/2012. Index returns are based on an inception date of 4/23/2012.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Exposures by Asset Class*

% of Net Assets
Fixed Income	81.8
Equity	30.8
Commodity	27.2

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

MIST-2

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 23, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Balanced-Risk Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value April 23, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** April 23, 2012 to June 30, 2012
Class B(a)(b)(c)	Actual	1.10%	$1,000.00	$1,007.00	$2.14
	Hypothetical*	1.10%	$1,000.00	$1,007.57	$2.14

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent ten week period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (71 days) in the most recent fiscal period, divided by 366 (to reflect the ten week period).

(a) Commencement of operations was 4/23/2012.

(b) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 4 of the Notes to Financial Statements.

(c) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 4 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012

Short-Term Investments—91.5% of Net Assets

Security Description	Shares/Par Amount	Value

Mutual Funds—87.3%
Invesco V.I. Money Market Fund 0.020% (a) (b)	3,970,712	$3,970,712
Premier Portfolio Institutional Class 0.109% (a) (b)	28,572,692	28,572,692
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio Institutional Class 0.131% (a) (b)	38,253,232	38,253,232
STIT-Government & Agency Portfolio Institutional Class 0.020% (a) (b)	31,747,435	31,747,435
STIT-Liquid Assets Portfolio Institutional Class 0.153% (a) (b)	34,922,179	34,922,179
STIT-STIC Prime Portfolio Institutional Class 0.078% (a) (b)	25,397,947	25,397,947
STIT-Treasury Portfolio Institutional Class 0.020% (a) (b)	38,096,922	38,096,922

Total Mutual Funds (Cost $200,961,119)		200,961,119

U.S. Treasury—4.2%
U.S. Treasury Bills
0.032%, 07/19/12 (c) (d)	$1,550,000	1,549,975
0.062%, 07/19/12 (c)	650,000	649,980
0.073%, 07/19/12 (c)	385,000	384,986
0.065%, 08/09/12 (c) (d)	1,820,000	1,819,872
0.084%, 08/09/12 (c)	220,000	219,980
0.078%, 08/23/12 (c) (d)	3,520,000	3,519,598
0.079%, 08/23/12 (c)	480,000	479,944
0.090%, 08/23/12 (c)	400,000	399,947
0.092%, 08/23/12 (c)	650,000	649,912

Total U.S. Treasury (Cost $9,674,194)		9,674,194

Total Short-Term Investments (Cost $210,635,313)		210,635,313

Total Investments— 91.5% (Cost $210,635,313#)		210,635,313
Other assets and liabilities (net)—8.5%		19,591,386

Net Assets—100.0%		$230,226,699

#	As of June 30, 2012, the aggregate cost of investments was $210,635,313.
(a)	Affiliated Issuer. (See Note 9 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)
(b)	Represents annualized seven-day yield as of June 30, 2012.
(c)	Zero coupon bond—Interest rate represents current yield to maturity.
(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of June 30, 2012, the market value of securities pledged was $990,000.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$200,961,119	$—	$—	$200,961,119
U.S. Treasury	—	9,674,194	—	9,674,194
Total Short-Term Investments	200,961,119	9,674,194	—	210,635,313
Total Investments	$200,961,119	$9,674,194	$—	$210,635,313

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$3,763,324	$—	$—	$3,763,324
Futures Contracts (Unrealized Depreciation)	(783,146)	—	—	(783,146)
Total Futures Contracts	$2,980,178	$—	$—	$2,980,178
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$700,682	$—	$700,682
Swap Contracts at Value (Liabilities)	—	(63,971)	—	(63,971)
Total Swap Contracts	$—	$636,711	$—	$636,711

*	See Consolidated Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated^ Statement of Assets and Liabilities

June 30, 2012

Assets
Investments at value (a)		$9,674,194
Affiliated investments at value (b)		200,961,119
Cash collateral for futures contracts denominated in foreign currencies (c)		574,846
Cash collateral for futures contracts		10,929,722
Receivable for shares sold		4,623,373
Unrealized appreciation on futures contracts		3,769,643
Interest receivable		561
Swaps at market value (d)		700,682

Total Assets		231,234,140
Liabilities
Due to Adviser	$12,420
Payables for:
Shares redeemed	1,476
Swaps at market value (e)	63,971
Swap interest	3,377
Unrealized depreciation on futures contracts	783,146
Accrued expenses:
Management fees	40,480
Distribution and service fees—Class B	33,733
Administration fees	907
Custodian and accounting fees	63,338
Deferred trustees’ fees	1,563
Other expenses	3,030

Total Liabilities		1,007,441

Net Assets		$230,226,699

Net assets represented by
Paid in surplus		$227,953,464
Accumulated net realized loss		(1,048,639)
Unrealized appreciation on futures contracts, swap contracts and foreign currency transactions		3,515,132
Accumulated net investment loss		(193,258)

Net Assets		$230,226,699

Net Assets
Class B		$230,226,699
Capital Shares Outstanding*
Class B		22,870,814
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$10.07

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $9,674,194.
(b)	Identified cost of affiliated investments was $200,961,119.
(c)	Identified cost of cash denominated in foreign currencies was $551,089.
(d)	Net Premium paid on swaps was $150,382.
(e)	Net Premium received on swaps was $24,868.

Consolidated^ Statement of Operations

Period Ended June 30, 2012 (a)

Investment Income
Dividends from affiliated investments		$4,074
Interest		962

Total investment income		5,036
Expenses
Management fees	$121,688
Administration fees	1,767
Custodian and accounting fees	63,421
Distribution and service fees—Class B	45,069
Audit and tax services	23,147
Legal	21,634
Trustees’ fees and expenses	4,531
Shareholder reporting	11,179
Insurance	21
Organizational expense	584
Miscellaneous	6,344

Total expenses	299,385
Less management fee waiver	(67,604)
Less expenses reimbursed by the Adviser	(33,487)

Net expenses	198,294

Net Investment Loss		(193,258)

Net Realized and Unrealized Gain (Loss) on Futures Contracts, Swap Contracts and Foreign Currency Transactions
Net realized loss on:
Futures contracts		(1,021,412)
Swap contracts		(25,857)
Foreign currency transactions		(1,370)

Net realized loss on futures contracts, swap contracts and foreign currency transactions		(1,048,639)

Net change in unrealized appreciation on:
Futures contracts		2,980,178
Swap contracts		511,197
Foreign currency transactions		23,757

Net change in unrealized appreciation on futures contracts, swap contracts and foreign currency transactions		3,515,132

Net realized and unrealized gain on futures contracts, swap contracts and foreign currency transactions		2,466,493

Net Increase in Net Assets From Operations		$2,273,235

(a)	Commencement of operations was 4/23/2012.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated^ Statement of Changes in Net Assets

Period Ended June 30, 2012(a)
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(193,258)
Net realized loss on futures contracts, swap contracts and foreign currency transactions	(1,048,639)
Net change in unrealized appreciation on futures contracts, swap contracts and foreign currency transactions	3,515,132

Net increase in net assets resulting from operations	2,273,235

Net increase in net assets from capital share transactions	227,953,464

Net increase in net assets	230,226,699

Net Assets
Net assets at beginning of period	—

Net assets at end of period	$230,226,699

Accumulated net investment loss at end of period	$(193,258)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Period Ended June 30, 2012(a)
	Shares	Value
Class B
Sales	22,893,035	$228,174,252
Redemptions	(22,221)	(220,788)

Net increase	22,870,814	$227,953,464

Increase derived from capital shares transactions		$227,953,464

(a)	Commencement of operations was 4/23/2012.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Period Ended June 30, 2012(a)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) From Investment Operations
Net investment loss (b)	(0.02)
Net realized and unrealized gain on investments	0.09

Total from investment operations	0.07

Net Asset Value, End of Period	$10.07

Total Return (%) (c)	0.70	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.66	(e)
Ratio of net expenses to average net assets (%) (f)	1.10	(e)
Ratio of net investment loss to average net assets (%)	(1.07	)(e)
Portfolio turnover rate (%) (g)	0.00	(d)
Net assets, end of period (in millions)	$230.2

(a)	Commencement of operations was 4/23/2012.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	There were no long term purchase or sale transactions during the period ended 6/30/12.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Notes to Financial Statements—June 30, 2012

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust.

The portfolio included in this report is Invesco Balanced-Risk Allocation Portfolio (the “Portfolio”) (commenced operations on April 23, 2012), which is diversified. The Portfolio’s shares first became available to investors through certain separate accounts on April 30, 2012. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Invesco Balanced-Risk Allocation Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the Invesco Balanced-Risk Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Generally, the Subsidiary invests primarily in commodity derivatives, exchange traded notes, cash and cash equivalents, including money market funds affiliated with the Subadviser. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Invesco Advisors, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and the Financial Highlights of the Portfolio includes the account of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

A summary of the Portfolio’s investment in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2012	% of Total Assets at June 30, 2012
Invesco Balanced-Risk Allocation Portfolio, Ltd.	4/23/2012	$56,350,049	24.5%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

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The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The

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pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is

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the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

4. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Invesco Advisors, Inc. (“the Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2012	% per annum	Average Daily Net Assets
$121,688	0.675%	First $250 Million
	0.650%	$250 Million to $750 Million
	0.625%	$750 Million to $1 Billion
	0.600%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser voluntarily agreed to waive its entire subadvisory fee through July 31, 2012. Also through July 31, 2012, the Adviser voluntarily agreed to waive a portion of the management fee in an amount equal to the subadvisory fees waived. Additionally, the Subadviser agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment by the Portfolio in any investment company, unit investment trust or other collective investment fund, registered or non-registered, for which the Subadviser or any of its affiliates serves as investment adviser.

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The Adviser has also agreed to waive a portion of the management fee related to the subadvisor’s waiving of its advisory fee on funds where the Subadviser is the adviser. Amounts waived for the period ended June 30, 2012 are shown as a management fee waiver in the Consolidated Statement of Operations.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B

1.10%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2012 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

5. Investment Transactions

There were no long term purchase or sale transactions during the period ended June 30, 2012.

6. Investments in Derivative Instruments

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange

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contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: Total return swap contracts involve commitments to pay interest in exchange for a market-linked return both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Consolidated Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Consolidated Statement of Operations.

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The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts*	$255,660	Unrealized depreciation on futures contracts*	$734,108
Equity	Unrealized appreciation on futures contracts*	2,124,293
Commodity	Swaps at market value	700,682	Swaps at market value	63,971
	Unrealized appreciation on futures contracts*	1,383,371	Unrealized depreciation on futures contracts*	49,038

Total		$4,464,006		$847,117

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements.

Transactions in derivative instruments during the period ended June 30, 2012 were as follows:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$1,091,944	$(510,587)	$(1,602,769)	$(1,021,412)
Swap contracts	41,281	—	(67,138)	(25,857)

	$1,133,225	$(510,587)	$(1,669,907)	$(1,047,269)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(478,448)	$2,124,293	$1,334,333	$2,980,178
Swap contracts	—	—	511,197	511,197

	$(478,448)	$2,124,293	$1,845,530	$3,491,375

For the period ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Futures contracts long	$68,962,590
Swap contracts	40,811

(a)	Averages are based on activity levels during 2012.

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7. Futures Contracts

The futures contracts outstanding as of June 30, 2012, were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
Aluminum HG Futures	London Metal Exchange	7/18/2012	32	$1,555,238	$1,506,200	$(49,038)
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	9/17/2012	279	35,863,203	35,825,263	(37,940)
Brent Crude Oil Futures	Intercontinental Exchange	7/16/2012	32	3,092,178	3,129,600	37,422
Canada Government Bond 10 Year Futures	Euronext Paris Monep	9/19/2012	227	30,682,699	30,869,414	186,715
Copper LME Futures	London Metal Exchange	8/15/2012	75	13,939,050	14,428,125	489,075
Euro Stoxx 50 Index Futures	Eurex Deutschland	9/21/2012	396	10,822,998	11,300,655	477,657
FTSE 100 Index Futures	NYSE Euronext Liffe	9/21/2012	117	9,995,390	10,120,327	124,937
Gas Oil Futures	Intercontinental Exchange	8/10/2012	37	3,094,511	3,120,025	25,514
Gasoline RBOB Futures	New York Mercantile Exchange	8/31/2012	27	2,721,653	2,900,205	178,552
German Euro Bund Futures	Eurex Deutschland	9/6/2012	174	31,678,974	31,025,738	(653,236)
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	7/30/2012	54	6,597,455	6,768,837	171,382
Heating Oil Futures	New York Mercantile Exchange	7/31/2012	16	1,701,224	1,821,053	119,829
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	9/10/2012	16	28,696,641	28,761,369	64,728
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	9/21/2012	108	8,257,121	8,590,320	333,199
S&P 500 E-Mini Index Futures	CME Index And Options Market	9/21/2012	153	10,108,208	10,376,460	268,252
Silver Futures	Commodities Exchange Center	9/26/2012	41	5,507,922	5,660,460	152,538
Soybean Futures	Chicago Board of Trade	11/14/2012	73	4,830,848	5,211,289	380,441
Topix Index Futures	Tokyo Stock Exchange	9/14/2012	105	9,352,466	10,101,332	748,866
U.S. Treasury Bond 30 Years Futures	Chicago Board of Trade	9/19/2012	105	15,579,651	15,536,719	(42,932)
United Kingdom Long Gilt Bond Futures	NYSE Euronext LIFFE	9/26/2012	188	35,066,103	35,070,320	4,217

Net Unrealized Appreciation						$2,980,178

8. Swap Agreements

Open total return swaps at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	0.220%	4/23/2013	Barclays Bank PLC	Barclays Gold Nearby S2 Excess Return Index	4,357,869	USD	$(63,971)	$(24,868)	$(39,103)
Receive	0.470%	4/23/2013	Barclays Bank PLC	Barclays Live Cattle S Index	1,331,820	USD	43,386	1,536	41,850
Receive	0.300%	4/23/2013	Barclays Bank PLC	Barclays Soybean Meal S2 Nearby Excess Return Index	4,786,793	USD	340,053	41,748	298,305
Receive	0.150%	5/31/2013	Merrill Lynch	Dow Jones-UBS Gold Index	7,524,188	USD	192,411	111,117	81,294
Receive	0.370%	4/03/2013	Goldman Sachs	S&P GSCI Sugar Excess Return A141 Strategy	3,453,644	USD	124,832	(4,019)	128,851

Totals							$636,711	$125,514	$511,197

9. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the period ended June 30, 2012 is as follows:

Security Description	Shares Purchased	Shares Sold	Number of Shares Held at June 30, 2012
Invesco V.I. Money Market Fund	115,078,012	(111,107,300)	3,970,712
Premier Portfolio Institutional Class	31,316,356	(2,743,664)	28,572,692
STIC (Global Series) PLC- U.S. Dollar Liquidity Portfolio Institutional Class	78,582,342	(40,329,110)	38,253,232
STIT-Government & Agency Portfolio Institutional Class	34,795,951	(3,048,516)	31,747,435
STIT-Liquid Assets Portfolio Institutional Class	36,102,952	(1,180,773)	34,922,179
STIT-STIC Prime Portfolio Institutional Class	25,397,947	—	25,397,947
STIT-Treasury Portfolio Institutional Class	38,096,922	—	38,096,922

MIST-16

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Security Description	Net Realized Gain/(Loss) on sales of Affiliated Investments	Capital Gains Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of June 30, 2012
Invesco V.I. Money Market Fund	$—	$—	$2,444	$3,970,712
Premier Portfolio Institutional Class	—	—	—	28,572,692
STIC (Global Series) PLC-U.S. Dollar Liquidity Portfolio Institutional Class	—	—	1,102	38,253,232
STIT-Government & Agency Portfolio Institutional Class	—	—	—	31,747,435
STIT-Liquid Assets Portfolio Institutional Class	—	—	—	34,922,179
STIT-STIC Prime Portfolio Institutional Class	—	—	383	25,397,947
STIT-Treasury Portfolio Institutional Class	—	—	145	38,096,922

	$—	$—	$4,074	$200,961,119

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

12. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-17

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Report of Independent Registered Public Accounting Firm

To the Shareholders of Invesco Balanced-Risk Allocation Portfolio and the Board of Trustees of Met Investors Series Trust:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Balanced-Risk Allocation Portfolio, one of the portfolios constituting Met Investors Series Trust (the “Trust”) as of June 30, 2012, and the related consolidated statement of operations, the consolidated statement of changes in net assets, and the financial highlights for the period from April 23, 2012 (commencement of operations) to June 30, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Invesco Balanced-Risk Allocation Portfolio of Met Investors Series Trust as of June 30, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 23, 2012 (commencement of operations) to June 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

Deloitte &Touche LLP

Boston, Massachusetts

August 27, 2012

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Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on November 8-9, 2011, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and Invesco Advisers, Inc. (the “Subadviser”) for the Invesco Balanced-Risk Allocation Portfolio, a new series of the Trust (the “Portfolio”).

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadviser relating to the Portfolio, the Adviser and the Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadviser, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the November meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Adviser and the Subadviser; (2) the performance of a comparable fund managed by the Subadviser as compared to appropriate indices; (3) the Adviser’s and the Subadviser’s personnel and operations; (4) the financial condition of the Adviser and of the Subadviser; (5) the level and method of computing the Portfolio’s proposed advisory and subadvisory fees; (6) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadviser under the Sub-Advisory Agreement; (7) any “fall-out” benefits to the Adviser, the Subadviser and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadviser or their affiliates from the Adviser’s or Subadviser’s relationship with the Trust); (8) the anticipated effect of growth in size on the Portfolio’s performance and expenses; (9) fees paid by comparable institutional and retail accounts; and (10) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolio, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolio, including the selection of the Subadviser for the Portfolio and oversight of the Subadviser’s compliance with the Portfolio’s policies and objective, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. The Board also considered the Adviser’s risk management processes. The Adviser’s role in coordinating the activities of the Portfolio’s other service providers was also considered. The Board also evaluated the expertise and performance of the personnel who would be overseeing the Subadviser and compliance with the Portfolio’s investment restrictions, tax and other requirements. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other portfolios of the Trust.

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust. In addition, the Board reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolio. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadviser in connection with marketing activities.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information presented throughout the past year regarding the Subadviser. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who would be providing services to the Portfolio. The

MIST-19

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

Board also considered, among other things, the Subadviser’s compliance program and its disciplinary history. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with the Subadviser and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadviser and procedures reasonably designed by the Subadviser to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of the Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities would include the development and maintenance of an investment program for the Portfolio which would be consistent with the Portfolio’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed the Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolio.

Performance. The Board considered the performance of a comparable fund managed by the Subadviser (the “Comparable Fund”). Among other data relating specifically to the Comparable Fund, the Board considered that the Comparable Fund outperformed its benchmarks, the Dow Jones Moderate Index and the 60% S&P 500 Index/40% Barclays Capital Global Aggregate Index for the year-to-date, one- and two- year periods ended September 30, 2011. Based on its review, the Board concluded that the performance of the Comparable Fund supported the approval of the Agreements.

Fees and expenses. The Board gave substantial consideration to the proposed management fee payable under the Advisory Agreement and the proposed subadvisory fee payable under the Sub-Advisory Agreement. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed the proposed fees to be paid by the Portfolio in light of fees paid to other investment managers by other somewhat comparable funds, as applicable, and the method of computing the Portfolio’s proposed fee. In addition, the Board considered the Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products and retail funds deemed to be comparable to the Portfolio as determined by Bobroff. The Board took into account the limited usefulness of the peer group in which the Portfolio was included for comparative purposes. In comparing the Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fee for the Portfolio would be paid by the Adviser, not the Portfolio, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with the Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting the Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by the Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

The Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were above the median of the peer group. The Board took into account management’s discussion of the Portfolio’s estimated expenses and also noted that the Subadviser had agreed to waive its subadvisory fee for the Portfolio’s first three months of operations, and that the Adviser had also agreed to waive a portion of its advisory fee equal to the amount of the subadvisory fee waiver for the Portfolio’s first three months of operations. After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to the Portfolio. The Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by

MIST-20

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance product, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the product. The Board concluded after extensive discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with the Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadviser and its affiliates of their relationships with the Portfolio, the Board noted that the proposed subadvisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the management fee that it would receive under the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreement and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreement was negotiated at arm’s length and that the proposed subadvisory fee would be paid by the Adviser than on the Subadviser’s anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fee would be paid by the Adviser out of the management fee. The Board considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also noted that if the Portfolio’s assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolio to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolio are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolio and the ongoing commitment of the Adviser to the Portfolio.

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadviser and its affiliates by virtue of the Subadviser’s relationships to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the ongoing commitment of the Subadviser to the Portfolio.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadviser’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or the Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to the Portfolio.

MIST-21

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-22

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-23

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Invesco Small Cap Growth Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Invesco Small Cap Growth Portfolio returned 8.98%, 8.84%, and 8.94%, respectively. The Portfolio’s benchmark, the Russell 2000 Growth Index1, returned 8.81% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Equity markets began the period in the middle of an extended rally rising by double-digits during the first few months of the year. U.S. employment continued a slow but steady improvement trend and the economy was more robust than expected. By late March markets began to pause and while company earnings still offered more positive surprises than disappointments, confidence began to wane in the absence of new growth drivers. By May, the market went into steady decline as investors grew increasingly concerned about the real possibility of a Greek exit from the European Union and possible collapse of the Euro. Economic data from the U.S. began to show signs of deceleration and while corporations continued to grow, the European weakness began to show through in earnings that didn’t meet expectations. In late June, another iteration of European commitment to lasting resolution was coupled with an announcement that funds may be injected directly into large financial institutions. This announcement and a ruling by the Supreme Court upholding the Health Care reform bill provided some near-term clarity and risk-taking which modestly led the markets back up towards the end of the period. Within the Russell 2000 Growth Index, sector returns were mixed, with Health Care, Consumer Discretionary and Financials posting double digit positive returns while, Energy and Utilities had negative returns.

PORTFOLIO REVIEW/PERIOD END POSITIONING

During the six month reporting period, the Invesco Small Cap Growth Portfolio had positive returns and outperformed versus the Russell 2000 Growth Index.

Outperformance versus the Russell 2000 Growth Index was driven largely by stock selection in several sectors, including Industrials, Information Technology, Consumer Discretionary, Telecommunication Services, Materials and Financials.

The Portfolio outperformed by the widest margin in the Industrials sector, driven by strong stock selection. Transdigm Group Inc. is an Aerospace and Defense parts supplier that has benefited from a recovery in after-market parts and successful integration of acquired businesses. Corrections Corporation of America is the largest private prison company in North America. The stock was strong during the period as they announced a high dividend and indicated they were considering restructuring the company as a Real Estate Investment Trust which would likely benefit shareholders through increased dividends and reduced taxes on the business. Outperformance in the Information Technology, Consumer Discretionary, Telecommunication Services, Materials and Financials sectors was driven primarily by stock selection, as the Portfolio’s holdings generally outperformed those of their respective index sectors during the period.

Some of this outperformance was offset by underperformance in the Health Care, Consumer Staples, Utilities and Energy sectors. The Portfolio underperformed by the widest margin in the Health Care sector which was the strongest performing index sector during the period. The Portfolio’s underweight allocation hurt relative performance. Additionally stocks such as Medicaid managed care provider Centene Corp. detracted from performance. Centene lost a state-wide bid where it was the incumbent service provider during the period. While they were later retained through an appeals process, the stock did not fully recover as some higher costs also hurt the company’s quarterly earnings. Quality Systems Inc. also hurt performance after reporting disappointing earnings. Management blamed an extended sales cycle and indicated they still expect to close the pending sales in future quarters. Underperformance in the Consumer Staples sector was focused around one holding, Diamond Foods Inc. which had several issues surrounding their accounting procedures and management changes.

During the six month reporting period, the most significant changes to the Portfolio included a reduction in the weights in the Energy and Materials sectors and an increase in exposure to the Information Technology and Consumer Discretionary sectors.

Markets remain uncertain and continue to function in a “risk-on / risk-off” manner driven by macroeconomic news, therefore our current positioning strategy is still “barbelled” to provide exposure to both cyclical growth opportunities and more defensive areas of the market.

MIST-1

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

At the end of the period, Health Care, Industrials and Financials were the largest underweights relative to the benchmark due to their economic sensitivity and risk from government policy. The Information Technology and Consumer Discretionary sectors were the Portfolio’s largest overweight sectors.

Juliet Ellis, CFA, Senior Portfolio Manager

Juan Hartsfield, CFA, Portfolio Manager

Clay Manley, CFA, Portfolio Manager

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

INVESCO SMALL CAP GROWTH PORTFOLIO MANAGED BY

INVESCO ADVISERS, INC. VS. RUSSELL 2000 GROWTH INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
Invesco Small Cap Growth Portfolio
Class A	8.98	-3.74	2.19	7.07
Class B	8.84	-3.96	1.93	6.86
Class E	8.94	-3.90	2.03	6.98
Russell 2000 Growth Index[1]	8.81	-2.71	1.99	7.39

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 2000 Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
TransDigm Group, Inc.	1.5
SolarWinds, Inc.	1.5
CoStar Group, Inc.	1.3
BioMarin Pharmaceutical, Inc.	1.2
Incyte Corp., Ltd.	1.1
Alliance Data Systems Corp.	1.1
Aspen Technology, Inc.	1.1
Salix Pharmaceuticals, Ltd.	1.1
CommVault Systems, Inc.	1.1
Ryland Group, Inc. (The)	1.1

Top Sectors

% of Market Value of Total Investments
Information Technology	27.2
Consumer Discretionary	18.2
Health Care	17.3
Industrials	13.8
Energy	5.4
Financials	5.2
Consumer Staples	3.9
Cash & Cash Equivalents	3.7
Materials	3.5
Telecommunication Services	1.1

MIST-3

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Small Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.86%	$1,000.00	$1,089.80	$4.47
	Hypothetical*	0.86%	1,000.00	1,020.59	4.32

Class B(a)	Actual	1.11%	$1,000.00	$1,088.40	$5.76
	Hypothetical*	1.11%	1,000.00	1,019.34	5.57

Class E(a)	Actual	1.01%	$1,000.00	$1,089.40	$5.25
	Hypothetical*	1.01%	1,000.00	1,019.84	5.07

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Hexcel Corp.*	526,734	$13,584,470
TransDigm Group, Inc.*	176,089	23,648,752

		37,233,222

Air Freight & Logistics—1.6%
Forward Air Corp. (a)	324,580	10,474,197
HUB Group, Inc. - Class A* (a)	376,242	13,619,960

		24,094,157

Auto Components—1.9%
Tenneco, Inc.* (a)	276,640	7,419,485
TRW Automotive Holdings Corp.*	226,077	8,310,590
WABCO Holdings, Inc.*	252,045	13,340,742

		29,070,817

Biotechnology—5.9%
Acorda Therapeutics, Inc.*	291,014	6,856,290
Amarin Corp. plc (ADR)* (a)	817,396	11,819,546
BioMarin Pharmaceutical, Inc.* (a)	453,644	17,955,229
Incyte Corp., Ltd.* (a)	772,868	17,544,104
Myriad Genetics, Inc.*	511,005	12,146,589
Seattle Genetics, Inc.* (a)	500,827	12,715,997
United Therapeutics Corp.* (a)	236,476	11,677,185

		90,714,940

Building Products—0.8%
AO Smith Corp. (a)	263,553	12,885,106

Capital Markets—1.9%
Affiliated Managers Group, Inc.*	134,511	14,722,229
Greenhill & Co., Inc. (a)	125,885	4,487,800
Stifel Financial Corp.* (a)	337,380	10,425,042

		29,635,071

Chemicals—1.8%
Intrepid Potash, Inc.* (a)	307,135	6,990,392
Olin Corp. (a)	564,054	11,783,088
Rockwood Holdings, Inc.	211,628	9,385,702

		28,159,182

Commercial Banks—1.6%
Huntington Bancshares, Inc.	1,453,470	9,302,208
SVB Financial Group* (a)	250,097	14,685,696

		23,987,904

Commercial Services & Supplies—2.0%
Corrections Corp. of America	559,845	16,487,435
Tetra Tech, Inc.* (a)	526,472	13,730,390

		30,217,825

Communications Equipment—1.7%
Ciena Corp.* (a)	449,051	7,350,965
Finisar Corp.* (a)	483,934	7,239,652

Communications Equipment—(Continued)
NETGEAR, Inc.* (a)	323,435	$11,161,742

		25,752,359

Containers & Packaging—0.5%
Greif, Inc. - Class A	188,448	7,726,368

Distributors—1.0%
Pool Corp. (a)	363,178	14,694,182

Electric Utilities—0.7%
ITC Holdings Corp.	164,056	11,305,099

Electrical Equipment—1.4%
Acuity Brands, Inc. (a)	200,429	10,203,841
Regal-Beloit Corp.	189,509	11,798,830

		22,002,671

Electronic Equipment, Instruments & Components—2.9%
Cognex Corp.	284,966	9,019,174
Littelfuse, Inc. (a)	214,251	12,188,740
National Instruments Corp.	442,499	11,885,523
SYNNEX Corp.* (a)	317,670	10,956,438

		44,049,875

Energy Equipment & Services—3.1%
Atwood Oceanics, Inc.*	250,515	9,479,488
Dresser-Rand Group, Inc.*	244,352	10,883,438
Dril-Quip, Inc.* (a)	182,078	11,942,496
Lufkin Industries, Inc.	152,020	8,257,726
Patterson-UTI Energy, Inc. (a)	425,188	6,190,737

		46,753,885

Food & Staples Retailing—0.7%
Harris Teeter Supermarkets, Inc. (a)	248,538	10,187,573

Food Products—2.2%
B&G Foods, Inc. (a)	576,886	15,345,168
Diamond Foods, Inc.	188,086	3,355,454
Lancaster Colony Corp. (a)	199,252	14,188,735

		32,889,357

Health Care Equipment & Supplies—3.2%
Insulet Corp.* (a)	393,822	8,415,976
Masimo Corp.* (a)	437,600	9,793,488
Meridian Bioscience, Inc. (a)	343,961	7,037,442
NuVasive, Inc.*	50,703	1,285,828
Sirona Dental Systems, Inc.*	249,884	11,247,279
STERIS Corp. (a)	358,103	11,233,691
Thoratec Corp.*	8,406	282,274

		49,295,978

Health Care Providers & Services—4.5%
Centene Corp.* (a)	339,425	10,237,058
Chemed Corp. (a)	211,005	12,753,142

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Health Management Associates, Inc. - Class A*	1,062,800	$8,342,980
HMS Holdings Corp.* (a)	328,361	10,937,705
MEDNAX, Inc.* (a)	151,142	10,359,273
PSS World Medical, Inc.* (a)	391,001	8,207,111
VCA Antech, Inc.*	346,637	7,619,081

		68,456,350

Health Care Technology—0.4%
Quality Systems, Inc. (a)	214,770	5,908,323

Hotels, Restaurants & Leisure—4.8%
Choice Hotels International, Inc. (a)	246,808	9,855,044
Darden Restaurants, Inc. (a)	212,413	10,754,470
Domino’s Pizza, Inc.	326,964	10,106,457
Jack in the Box, Inc.* (a)	441,166	12,299,708
Life Time Fitness, Inc.* (a)	305,234	14,196,433
Penn National Gaming, Inc.* (a)	363,952	16,228,620

		73,440,732

Household Durables—1.7%
Ethan Allen Interiors, Inc.	505,759	10,079,777
Ryland Group, Inc. (The) (a)	648,417	16,586,507

		26,666,284

Insurance—0.9%
Brown & Brown, Inc.	516,596	14,087,573

Internet Software & Services—3.5%
Ancestry.com, Inc.* (a)	249,697	6,874,158
CoStar Group, Inc.* (a)	242,583	19,697,740
DealerTrack Holdings, Inc.* (a)	399,884	12,040,507
ValueClick, Inc.* (a)	805,465	13,201,571
WebMD Health Corp.* (a)	94,598	1,940,205

		53,754,181

IT Services—1.1%
Alliance Data Systems Corp.* (a)	129,858	17,530,830

Leisure Equipment & Products—0.7%
Brunswick Corp. (a)	476,582	10,589,652

Life Sciences Tools & Services—2.3%
PAREXEL International Corp.*	518,495	14,637,114
PerkinElmer, Inc.	392,313	10,121,676
Techne Corp.	130,972	9,718,122

		34,476,912

Machinery—3.9%
Crane Co.	248,926	9,055,928
Kennametal, Inc.	270,035	8,951,660
Lincoln Electric Holdings, Inc.	308,496	13,509,040
Lindsay Corp. (a)	180,604	11,721,200
Wabtec Corp.	206,521	16,110,703

		59,348,531

Security Description	Shares	Value

Metals & Mining—1.1%
Allied Nevada Gold Corp.* (a)	118,231	$3,355,396
Carpenter Technology Corp.	232,548	11,125,096
Detour Gold Corp.*	140,956	2,839,611

		17,320,103

Oil, Gas & Consumable Fuels—2.4%
Berry Petroleum Co. - Class A (a)	265,480	10,528,937
Energen Corp.	209,899	9,472,742
Oasis Petroleum, Inc.* (a)	370,072	8,948,341
Resolute Energy Corp.* (a)	806,708	7,720,195

		36,670,215

Personal Products—1.0%
Nu Skin Enterprises, Inc. - Class A (a)	338,734	15,886,625

Pharmaceuticals—1.1%
Salix Pharmaceuticals, Ltd.* (a)	309,026	16,823,375

Real Estate Investment Trusts—0.8%
Colonial Properties Trust	555,700	12,303,198

Semiconductors & Semiconductor Equipment—6.4%
Cymer, Inc.* (a)	233,651	13,773,727
Hittite Microwave Corp.* (a)	215,885	11,036,041
Microsemi Corp.*	565,406	10,454,357
MKS Instruments, Inc. (a)	378,037	10,936,610
PMC - Sierra, Inc.*	1,600,036	9,824,221
Power Integrations, Inc. (a)	298,518	11,134,721
Semtech Corp.* (a)	430,663	10,473,724
Teradyne, Inc.*	730,347	10,268,679
Volterra Semiconductor Corp.* (a)	404,984	9,496,875

		97,398,955

Software—11.6%
ANSYS, Inc.*	205,066	12,941,715
Aspen Technology, Inc.* (a)	738,046	17,085,765
BroadSoft, Inc.* (a)	359,280	10,404,749
CommVault Systems, Inc.*	336,226	16,666,723
Fair Isaac Corp. (a)	334,573	14,145,746
Informatica Corp.*	379,488	16,075,112
Interactive Intelligence Group, Inc.* (a)	291,963	8,236,276
Manhattan Associates, Inc.* (a)	341,233	15,597,760
MICROS Systems, Inc.*	278,715	14,270,208
MicroStrategy, Inc.—Class A*	88,083	11,438,458
Parametric Technology Corp.*	428,382	8,978,887
Quest Software, Inc.* (a)	56,823	1,582,521
SolarWinds, Inc.*	513,082	22,349,852
Websense, Inc.* (a)	437,242	8,189,543

		177,963,315

Specialty Retail—5.8%
Dick’s Sporting Goods, Inc. (a)	290,988	13,967,424
DSW, Inc. - Class A (a)	227,412	12,371,213
Foot Locker, Inc.	456,803	13,969,036
Group 1 Automotive, Inc. (a)	220,124	10,039,855

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Specialty Retail—(Continued)
Monro Muffler Brake, Inc. (a)	283,771	$9,432,548
Tractor Supply Co.	148,400	12,326,104
Vitamin Shoppe, Inc.* (a)	288,832	15,865,542

		87,971,722

Textiles, Apparel & Luxury Goods—2.4%
Maidenform Brands, Inc.* (a)	429,589	8,557,413
Steven Madden, Ltd.* (a)	374,100	11,877,675
Under Armour, Inc.—Class A* (a)	169,711	16,034,295

		36,469,383

Trading Companies & Distributors—1.6%
Watsco, Inc. (a)	176,239	13,006,438
WESCO International, Inc.* (a)	205,981	11,854,207

		24,860,645

Wireless Telecommunication Services—1.1%
SBA Communications Corp.—Class A*	288,632	16,466,456

Total Common Stocks (Cost $1,240,402,833)		1,475,048,931

Short-Term Investments—31.1%

Mutual Fund—27.4%
State Street Navigator Securities Lending Prime Portfolio (b)	420,095,545	420,095,545

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $56,745,047 on 07/02/12, collateralized by $57,880,000 U.S. Treasury Note at 0.375% due 03/15/15 with a value of $57,880,000.	$56,745,000	56,745,000

Total Short-Term Investments (Cost $476,840,545)		476,840,545

Total Investments—127.5% (Cost $1,717,243,378#)		1,951,889,476
Other assets and liabilities (net)—(27.5)%		(420,978,344)

Net Assets—100.0%		$1,530,911,132

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,717,243,378. The aggregate unrealized appreciation and depreciation of investments were $304,867,769 and $(70,221,671), respectively, resulting in net unrealized appreciation of $234,646,098 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $426,525,595 and the collateral received consisted of cash in the amount of $420,095,545 and non-cash collateral with a value of $4,228,689. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,475,048,931	$—	$—	$1,475,048,931
Short-Term Investments
Mutual Fund	420,095,545	—	—	420,095,545
Repurchase Agreement	—	56,745,000	—	56,745,000
Total Short-Term Investments	420,095,545	56,745,000	—	476,840,545
Total Investments	$1,895,144,476	$56,745,000	$—	$1,951,889,476

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,951,889,476
Cash		49,149
Receivable for investments sold		1,885,044
Receivable for shares sold		312,378
Dividends receivable		570,860
Interest receivable		32

Total Assets		1,954,706,939
Liabilities
Payables for:
Investments purchased	$2,324,266
Shares redeemed	202,762
Collateral for securities loaned	420,095,545
Accrued expenses:
Management fees	1,005,725
Distribution and service fees—Class B	63,010
Distribution and service fees—Class E	1,373
Administration fees	4,559
Custodian and accounting fees	26,386
Deferred trustees’ fees	29,886
Other expenses	42,295

Total Liabilities		423,795,807

Net Assets		$1,530,911,132

Net assets represented by
Paid in surplus		$1,238,782,948
Accumulated net realized gain		58,046,403
Unrealized appreciation on investments		234,646,098
Accumulated net investment loss		(564,317)

Net Assets		$1,530,911,132

Net Assets
Class A		$1,201,490,931
Class B		317,925,110
Class E		11,495,091
Capital Shares Outstanding*
Class A		83,377,366
Class B		22,678,943
Class E		807,400
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$14.41
Class B		14.02
Class E		14.24

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,717,243,378.
(b)	Includes securities loaned at value of $426,525,595.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$5,667,454
Interest (a)		758,359

Total investment income		6,425,813
Expenses
Management fees	$6,498,128
Administration fees	22,449
Custodian and accounting fees	57,434
Distribution and service fees—Class B	402,022
Distribution and service fees—Class E	8,823
Audit and tax services	18,482
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	53,927
Insurance	2,829
Miscellaneous	5,718

Total expenses	7,106,323
Less management fee waiver	(124,317)
Less broker commission recapture	(16,943)

Net expenses	6,965,063

Net Investment Loss		(539,250)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		58,929,537
Foreign currency transactions		(14)

Net realized gain on investments and foreign currency transactions		58,929,523

Net change in unrealized appreciation on investments		70,198,732

Net realized and unrealized gain on investments and foreign currency transactions		129,128,255

Net Increase in Net Assets from Operations		$128,589,005

(a)	Includes net income on securities loaned of $756,613.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(539,250)	$(3,793,932)
Net realized gain on investments and foreign currency transactions	58,929,523	110,844,027
Net change in unrealized appreciation (depreciation) on investments	70,198,732	(117,350,057)

Net increase (decrease) in net assets resulting from operations	128,589,005	(10,299,962)

Distributions to Shareholders
From net realized capital gains
Class A	(74,437,402)	—
Class B	(20,528,494)	—
Class E	(737,571)	—

Net decrease in net assets resulting from distributions	(95,703,467)	—

Net increase in net assets from capital share transactions	75,624,656	64,525,269

Net Increase in Net Assets	108,510,194	54,225,307

Net Assets
Net assets at beginning of period	1,422,400,938	1,368,175,631

Net assets at end of period	$1,530,911,132	$1,422,400,938

Accumulated net investment loss at end of period	$(564,317)	$(25,067)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2,290,049	$34,491,768	18,148,441	$276,460,522
Reinvestments	5,009,246	74,437,402	—	—
Redemptions	(2,930,532)	(45,834,337)	(14,841,203)	(232,899,236)

Net increase	4,368,763	$63,094,833	3,307,238	$43,561,286

Class B
Sales	1,877,277	$27,958,336	5,682,360	$81,409,806
Reinvestments	1,419,674	20,528,494	—	—
Redemptions	(2,424,097)	(35,997,550)	(4,217,300)	(60,442,769)

Net increase	872,854	$12,489,280	1,465,060	$20,967,037

Class E
Sales	53,096	$804,497	329,552	$4,950,941
Reinvestments	50,243	737,571	—	—
Redemptions	(102,353)	(1,501,525)	(338,211)	(4,953,995)

Net increase (decrease)	986	$40,543	(8,659)	$(3,054)

Increase derived from capital shares transactions		$75,624,656		$64,525,269

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$14.07		$14.19	$11.22	$8.36		$14.86	$13.53

Income (Loss) From Investment Operations
Net investment loss (a)	(0.00	)(b)	(0.03)	(0.03)	(0.00	)(b)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	1.29		(0.09)	3.00	2.86		(5.35)	1.60

Total from investment operations	1.29		(0.12)	2.97	2.86		(5.36)	1.54

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00		0.00	0.00
Distributions from net realized capital gains	(0.95)		0.00	0.00	0.00		(1.14)	(0.21)

Total distributions	(0.95)		0.00	0.00	0.00		(1.14)	(0.21)

Net Asset Value, End of Period	$14.41		$14.07	$14.19	$11.22		$8.36	$14.86

Total Return (%) (f)	8.98	(c)	(0.85)	26.47	34.21		(38.60)	11.40

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.87	(d)	0.88	0.89	0.90		0.89	0.92
Ratio of net expenses to average net assets (%) (e)	0.86	(d)	0.87	0.87	0.90		0.89	0.92
Ratio of net investment loss to average net assets (%)	(0.02	)(d)	(0.21)	(0.22)	(0.03)		(0.07)	(0.42)
Portfolio turnover rate (%)	14.4	(c)	40.2	35.8	31.4		43.0	33.6
Net assets, end of period (in millions)	$1,201.5		$1,111.8	$1,074.4	$719.1		$371.6	$587.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$13.73		$13.88	$11.00	$8.22		$14.66	$13.39

Income (Loss) From Investment Operations
Net investment loss (a)	(0.02)		(0.07)	(0.06)	(0.02)		(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	1.26		(0.08)	2.94	2.80		(5.26)	1.58

Total from investment operations	1.24		(0.15)	2.88	2.78		(5.30)	1.48

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00		0.00	0.00
Distributions from net realized capital gains	(0.95)		0.00	0.00	0.00		(1.14)	(0.21)

Total distributions	(0.95)		0.00	0.00	0.00		(1.14)	(0.21)

Net Asset Value, End of Period	$14.02		$13.73	$13.88	$11.00		$8.22	$14.66

Total Return (%) (f)	8.84	(c)	(1.08)	26.18	33.82		(38.73)	11.07

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.12	(d)	1.13	1.14	1.15		1.14	1.17
Ratio of net expenses to average net assets (%) (e)	1.11	(d)	1.12	1.12	1.15		1.14	1.16
Ratio of net investment loss to average net assets (%)	(0.27	)(d)	(0.46)	(0.47)	(0.23)		(0.33)	(0.69)
Portfolio turnover rate (%)	14.4	(c)	40.2	35.8	31.4		43.0	33.6
Net assets, end of period (in millions)	$317.9		$299.4	$282.4	$221.8		$159.7	$292.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.92		$14.06	$11.13	$8.31	$14.80	$13.50

Income (Loss) From Investment Operations
Net investment loss(a)	(0.01)		(0.05)	(0.05)	(0.01)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments	1.28		(0.09)	2.98	2.83	(5.32)	1.60

Total from investment operations	1.27		(0.14)	2.93	2.82	(5.35)	1.51

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(0.95)		0.00	0.00	0.00	(1.14)	(0.21)

Total distributions	(0.95)		0.00	0.00	0.00	(1.14)	(0.21)

Net Asset Value, End of Period	$14.24		$13.92	$14.06	$11.13	$8.31	$14.80

Total Return (%) (f)	8.94	(c)	(1.00)	26.33	33.94	(38.70)	11.20

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.02	(d)	1.03	1.04	1.05	1.04	1.07
Ratio of net expenses to average net assets (%) (e)	1.01	(d)	1.02	1.02	1.05	1.04	1.07
Ratio of net investment loss to average net assets (%)	(0.17	)(d)	(0.36)	(0.38)	(0.13)	(0.23)	(0.58)
Portfolio turnover rate (%)	14.4	(c)	40.2	35.8	31.4	43.0	33.6
Net assets, end of period (in millions)	$11.5		$11.2	$11.5	$11.3	$9.3	$17.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment loss was less than $0.01.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Invesco Small Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-13

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-14

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, futures transactions, deferred trustees’ compensation, capital loss carryforwards, passive foreign investment companies (PFICs), Real Estate Investment Trusts (REITs) and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general

MIST-15

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Invesco Advisers, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$6,498,128	0.880%	First $500 million
	0.830%	Over $500 million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	First $500 million

An identical agreement was in place for the period January 1, 2012 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$217,367,519	$—	$255,040,885

MIST-16

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Portfolio engaged in security transactions with other accounts managed by Invesco Advisers, Inc. that amounted to $1,520,126 in purchases and $1,041,693 in sales of investments which are included above.

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$—	$—	$—	$—	$—	$—

There were no distributions paid for the years ending December 31, 2011 and 2010.

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$—	$95,558,736	$163,708,975	$—	$259,267,711

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-17

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-18

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-19

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Janus Forty Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Janus Forty Portfolio

Managed by Janus Capital Management LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Janus Forty Portfolio returned 14.38%, 14.22%, and 14.29%, respectively. The Portfolio’s benchmark, the Russell 1000 Growth Index1, returned 10.08% over the same period.

MARKET ENVIRONMENT/CONDITIONS

U.S. equity markets began 2012 on a positive note as strong corporate earnings and economic data lifted investor confidence during the first quarter. However, macroeconomic fears reared their head again in the second quarter as the threat of a Greek exit from the Euro zone, troubled Spanish banks and weaker economic data coming from China and the U.S. weighed heavily on investor sentiment. Despite these pressures, equities finished the period higher, largely due to the gains achieved in the first quarter. Large-cap indices outperformed mid and small caps, while growth-style indices topped value across most of the market spectrum. Healthcare and Technology led the Russell 1000 Growth Index higher, while Utilities and Energy underperformed.

PORTFOLIO REVIEW/PERIOD END POSITIONING

We have been encouraged to see many of our stocks hold up well in what has been a difficult economic environment. We believe the companies we own have durable growth opportunities. They are reaching new addressable markets, gaining market share or creating indispensible products or services that sell in many environments.

Our selections in Technology and our underweight to the Energy sector were the largest contributors to relative performance during the period. Weak performing holdings in Materials and Industrials detracted from relative performance.

Shares of Apple continued to perform well. This producer of computers, tablets and mobile devices has developed a strong ecosystem with those devices that continue to bring a growing number of new consumers and businesses into the Apple family. Once introduced to the Apple brand, customers tend to increase spending on its products and they become more loyal and profitable to the company. Ecommerce company eBay was another top performer. The company is seeing a reacceleration in its core marketplace business and continued growth in PayPal online and offline globally. We like eBay’s competitive position, and the value proposition that eBay’s PayPal offers both consumers and retailers who use PayPal.

News Corp. was also a top contributor. Management’s proposed plans to split the media company’s more profitable entertainment business from publishing is the latest evidence that management is focused on increasing value for shareholders along with stock buy-backs and other actions. We feel the fundamental growth rates for the company’s non-newspaper businesses continue to be strong and those businesses are well positioned to gain market share. We also like the company’s role as a provider of content, which we think will be highly valued going forward.

Ivanhoe Mines was a top detractor. Like most companies tied to commodity prices, Ivanhoe traded down because of a weaker outlook for the economy as a whole. Investors were also concerned about how a rights offering and a creeping takeover by Rio Tinto are impacting the value of minority shares. Over the long-term, we still feel positive about the potential of the company’s Mongolian mine, which represents one of the largest, high grade copper deposits in the world. Celgene also fell, trading down after news of a delay in getting European approval for its drug that treats multiple myeloma. Within the Healthcare sector, we have focused on drug companies that address high unmet medical needs, or that bring new drugs to market which substantially reduce the long-term cost of treatment. We continue to believe there will be a large addressable market for Celgene’s multiple myeloma treatment, and that it will significantly improve the outcome for many patients.

Logistics company C.H. Robinson Worldwide was also weak during the period. The company has been impacted by a shortage of trucking capacity, which has reduced profitability as truckers have demanded better pricing. We like C.H. Robinson’s business model, however, which has posted 15% annual growth for years. We think the long-term opportunity and value of the business remains intact.

Driven by the underlying fundamentals, the Portfolio was underweight the Consumer Staples, Energy and Materials sectors and had a greater than benchmark allocation to Healthcare, Industrials and Technology at period end.

Ron Sachs, CFA

Portfolio Manager

Janus Capital Management LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Janus Forty Portfolio

JANUS FORTY PORTFOLIO MANAGED BY

JANUS CAPITAL MANAGEMENT LLC VS. RUSSELL 1000 GROWTH INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Janus Forty Portfolio
Class A	14.38	3.68	2.69	7.35	—
Class B	14.22	3.41	2.43	—	3.08
Class E	14.29	3.52	2.53	—	3.18
Russell 1000 Growth Index[1]	10.08	5.76	2.87	6.03	—

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 3/19/1982. Inception of Class B and Class E shares is 4/28/2007.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charg es of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Apple, Inc.	13.8
eBay, Inc.	9.2
Express Scripts Holding Co.	7.2
Celgene Corp.	6.7
News Corp. - Class A	5.0
FANUC Corp.	4.5
EMC Corp.	3.9
Limited Brands, Inc.	3.8
Microsoft Corp.	3.6
United Parcel Service, Inc.- Class B	3.5

Top Sectors

% of Market Value of Total Investments
Information Technology	38.2
Consumer Discretionary	17.2
Health Care	15.6
Industrials	14.3
Financials	4.9
Telecommunication Services	3.2
Materials	2.6
Consumer Staples	2.3
Cash & Cash Equivalents	1.7

MIST-2

Met Investors Series Trust

Janus Forty Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Janus Forty Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.65%	$1,000.00	$1,143.80	$3.46
	Hypothetical*	0.65%	$1,000.00	$1,021.63	$3.27

Class B(a)	Actual	0.90%	$1,000.00	$1,142.20	$4.79
	Hypothetical*	0.90%	$1,000.00	$1,020.39	$4.52

Class E(a)	Actual	0.80%	$1,000.00	$1,142.90	$4.26
	Hypothetical*	0.80%	$1,000.00	$1,020.89	$4.02

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Precision Castparts Corp.	268,275	$44,128,555

Air Freight & Logistics—5.3%
C.H. Robinson Worldwide, Inc. (a)	528,450	30,930,179
United Parcel Service, Inc. - Class B	791,240	62,318,062

		93,248,241

Automobiles—1.4%
Ford Motor Co. (a)	2,493,190	23,909,692

Beverages—2.3%
Anheuser-Busch InBev N.V.	271,272	21,089,429
Pernod-Ricard S.A. (a)	182,378	19,510,150

		40,599,579

Biotechnology—8.3%
Celgene Corp.*	1,839,216	118,004,099
Vertex Pharmaceuticals, Inc.*	509,357	28,483,243

		146,487,342

Commercial Banks—1.4%
Standard Chartered plc	1,172,533	25,562,207

Commercial Services & Supplies—2.0%
Iron Mountain, Inc. (a)	1,063,525	35,053,784

Computers & Peripherals—17.6%
Apple, Inc.*	417,493	243,815,912
EMC Corp.*	2,679,805	68,683,402

		312,499,314

Electronic Equipment, Instruments & Components—3.2%
Amphenol Corp. - Class A	398,715	21,897,428
TE Connectivity, Ltd.	1,088,095	34,721,111

		56,618,539

Health Care Providers & Services—7.2%
Express Scripts Holding Co.*	2,294,038	128,076,142

Hotels, Restaurants & Leisure—1.8%
MGM Resorts International* (a)	2,841,027	31,705,861

Insurance—3.5%
AIA Group, Ltd.	7,979,800	27,513,921
Prudential plc	2,923,614	33,874,115

		61,388,036

Internet & Catalog Retail—0.9%
Amazon.com, Inc.*	71,995	16,440,058

Internet Software & Services—9.8%
eBay, Inc.*	3,896,220	163,680,202
Facebook, Inc.* (a)	334,945	10,423,489

		174,103,691

IT Services—1.1%
MasterCard, Inc. - Class A	45,750	$19,677,533

Machinery—4.5%
FANUC Corp.	488,200	80,209,914

Media—5.0%
News Corp. - Class A	3,932,815	87,662,446

Metals & Mining—2.3%
Ivanhoe Mines, Ltd.* (a)	4,293,136	41,557,556

Software—6.3%
Microsoft Corp.	2,086,485	63,825,576
Oracle Corp.	1,577,101	46,839,900

		110,665,476

Specialty Retail—3.8%
Limited Brands, Inc.	1,585,510	67,431,740

Textiles, Apparel & Luxury Goods—4.3%
Compagnie Financiere Richemont S.A. - Class A	699,013	38,362,206
NIKE, Inc. - Class B	250,380	21,978,356
Prada S.p.A. (a)	2,350,500	16,098,024

		76,438,586

Wireless Telecommunication Services—3.2%
Crown Castle International Corp.*	964,250	56,562,905

Total Common Stocks (Cost $1,338,935,927)		1,730,027,197

Rights—0.2%

Metals & Mining—0.2%
Ivanhoe Mines, Ltd, expires 07/19/12* (a)	4,293,136	3,958,271

Total Rights (Cost $0)		3,958,271

Short-Term Investments—7.3%

Mutual Fund—5.6%
State Street Navigator Securities Lending Prime Portfolio (b)	98,767,942	98,767,942

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $29,222,024 on 07/02/12, collateralized by $29,800,000 Federal Home Loan Bank at 0.500% due 06/13/14 with a value of $29,806,622.	$29,222,000	$29,222,000

Total Short-Term Investments (Cost $127,989,942)		127,989,942

Total Investments—105.2% (Cost $1,466,925,869#)		1,861,975,410
Other assets and liabilities (net)—(5.2)%		(91,238,315)

Net Assets—100.0%		$1,770,737,095

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,466,925,869. The aggregate unrealized appreciation and depreciation of investments were $461,896,567 and $(66,847,026), respectively, resulting in net unrealized appreciation of $395,049,541 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $98,925,683 and the collateral received consisted of cash in the amount of $98,767,942. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$44,128,555	$—	$—	$44,128,555
Air Freight & Logistics	93,248,241	—	—	93,248,241
Automobiles	23,909,692	—	—	23,909,692
Beverages	—	40,599,579	—	40,599,579
Biotechnology	146,487,342	—	—	146,487,342
Commercial Banks	—	25,562,207	—	25,562,207
Commercial Services & Supplies	35,053,784	—	—	35,053,784
Computers & Peripherals	312,499,314	—	—	312,499,314
Electronic Equipment, Instruments & Components	56,618,539	—	—	56,618,539
Health Care Providers & Services	128,076,142	—	—	128,076,142
Hotels, Restaurants & Leisure	31,705,861	—	—	31,705,861
Insurance	—	61,388,036	—	61,388,036
Internet & Catalog Retail	16,440,058	—	—	16,440,058
Internet Software & Services	174,103,691	—	—	174,103,691
IT Services	19,677,533	—	—	19,677,533
Machinery	—	80,209,914	—	80,209,914
Media	87,662,446	—	—	87,662,446
Metals & Mining	41,557,556	—	—	41,557,556
Software	110,665,476	—	—	110,665,476
Specialty Retail	67,431,740	—	—	67,431,740
Textiles, Apparel & Luxury Goods	21,978,356	54,460,230	—	76,438,586
Wireless Telecommunication Services	56,562,905	—	—	56,562,905
Total Common Stocks	1,467,807,231	262,219,966	—	1,730,027,197
Total Rights*	3,958,271	—	—	3,958,271
Short-Term Investments
Mutual Fund	98,767,942	—	—	98,767,942
Repurchase Agreement	—	29,222,000	—	29,222,000
Total Short-Term Investments	98,767,942	29,222,000	—	127,989,942
Total Investments	$1,570,533,444	$291,441,966	$—	$1,861,975,410

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Janus Forty Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,861,975,410
Cash		901
Cash denominated in foreign currencies (c)		562,369
Receivable for investments sold		8,580,450
Receivable for shares sold		343,107
Dividends receivable		958,085

Total Assets		1,872,420,322
Liabilities
Payables for:
Shares redeemed	$1,706,623
Collateral for securities loaned	98,767,942
Accrued expenses:
Management fees	878,818
Distribution and service fees— Class B	89,581
Distribution and service fees— Class E	4,506
Administration fees	5,291
Custodian and accounting fees	71,934
Deferred trustees’ fees	29,886
Other expenses	128,646

Total Liabilities		101,683,227

Net Assets		$1,770,737,095

Net Assets Represented by
Paid in surplus		$1,489,716,728
Accumulated net realized loss		(87,258,123)
Unrealized appreciation on investments and foreign currency transactions		395,065,314
Distributions in excess on net investment income		(26,786,824)

Net Assets		$1,770,737,095

Net Assets
Class A		$1,284,951,909
Class B		448,305,423
Class E		37,479,763
Capital Shares Outstanding*
Class A		17,725,676
Class B		6,455,565
Class E		529,619
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$72.49
Class B		69.44
Class E		70.77

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,466,925,869.
(b)	Includes securities loaned at value of $98,925,683.
(c)	Identified cost of cash denominated in foreign currencies was $565,838.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$7,425,173
Interest (b)		228,545

Total investment income		7,653,718
Expenses
Management fees	5,608,760
Administration fees	25,931
Custodian and accounting fees	124,833
Distribution and service fees—Class B	548,440
Distribution and service fees—Class E	27,862
Audit and tax services	18,011
Legal	18,417
Trustees’ fees and expenses	18,095
Shareholder reporting	91,609
Insurance	3,641
Miscellaneous	9,634

Total expenses	6,495,233
Less management fee waiver	(99,022)
Less broker commission recapture	(15,838)

Net expenses	6,380,373

Net investment income		1,273,345

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		(6,520,381)
Foreign currency transactions		6,411

Net realized loss on investments and foreign currency transactions		(6,513,970)

Net change in unrealized appreciation (depreciation) on:
Investments		240,057,305
Foreign currency transactions		(1,711)

Net change in unrealized appreciation on investments and foreign currency transactions		240,055,594

Net realized and unrealized gain on investments and foreign currency transactions		233,541,624

Net Increase in Net Assets From Operations		$234,814,969

(a)	Net of foreign withholding taxes of $321,924.
(b)	Includes net income on securities loaned of $225,922.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Janus Forty Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,273,345	$7,354,830
Net realized gain (loss) on investments and foreign currency transactions	(6,513,970)	75,719,389
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	240,055,594	(217,765,333)

Net increase (decrease) in net assets resulting from operations	234,814,969	(134,691,114)

Distributions to Shareholders
From net investment income
Class A	(5,837,440)	(24,186,431)
Class B	(1,056,031)	(6,932,714)
Class E	(115,042)	(697,884)

Net decrease in net assets resulting from distributions	(7,008,513)	(31,817,029)

Net decrease in net assets from capital share transactions	(93,840,365)	(59,233,284)

Net increase (decrease) in net assets	133,966,091	(225,741,427)

Net Assets
Net assets at beginning of period	1,636,771,004	1,862,512,431

Net assets at end of period	$1,770,737,095	$1,636,771,004

Distributions in excess of net investment income at end of period	$(26,786,824)	$(21,051,656)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	216,154	$15,637,419	2,700,929	$193,097,660
Reinvestments	77,594	5,837,440	342,535	24,186,431
Redemptions	(1,637,764)	(119,357,289)	(3,944,931)	(274,494,024)

Net decrease	(1,344,016)	$(97,882,430)	(901,467)	$(57,209,933)

Class B
Sales	606,423	$42,350,022	1,192,513	$78,129,937
Reinvestments	14,647	1,056,031	102,388	6,932,714
Redemptions	(563,081)	(39,112,788)	(1,176,730)	(77,120,781)

Net increase	57,989	$4,293,265	118,171	$7,941,870

Class E
Sales	78,693	$5,608,447	53,272	$3,495,468
Reinvestments	1,566	115,043	10,120	697,884
Redemptions	(84,770)	(5,974,690)	(211,291)	(14,158,573)

Net decrease	(4,511)	$(251,200)	(147,899)	$(9,965,221)

Decrease derived from capital shares transactions		$(93,840,365)		$(59,233,284)

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Janus Forty Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$63.65		$69.87	$64.76	$45.22	$83.81	$77.64

Income (Loss) From Investment Operations
Net investment income (a)	0.07		0.32	0.29	0.07	0.02	0.17
Net realized and unrealized gain (loss) on investments	9.09		(5.32)	5.94	19.47	(32.34)	20.21

Total from investment operations	9.16		(5.00)	6.23	19.54	(32.32)	20.38

Less Distributions
Distributions from net investment income	(0.32)		(1.22)	(1.12)	0.00	(4.38)	(0.15)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.89)	(14.06)

Total distributions	(0.32)		(1.22)	(1.12)	0.00	(6.27)	(14.21)

Net Asset Value, End of Period	$72.49		$63.65	$69.87	$64.76	$45.22	$83.81

Total Return (%) (f)	14.38	(b)	(7.32)	9.68	43.21	(41.85)	30.46

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.66	(c)	0.66	0.67	0.68	0.67	0.70
Ratio of net expenses to average net assets (%) (d)	0.65	(c)	0.66	0.67	0.68	0.67	0.69
Ratio of net investment income to average net assets (%)	0.21	(c)	0.47	0.46	0.12	0.02	0.23
Portfolio turnover rate (%)	3.9	(b)	47.1	41.3	27.0	61.2	30.1
Net assets, end of period (in millions)	$1,285.0		$1,213.8	$1,395.5	$1,271.8	$627.8	$1,122.3

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007(e)
Net Asset Value, Beginning of Period	$60.93		$66.97	$62.17	$43.52	$81.06	$66.33

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.01)		0.15	0.14	(0.07)	(0.17)	(0.11)
Net realized and unrealized gain (loss) on investments	8.68		(5.10)	5.68	18.72	(31.12)	14.84

Total from investment operations	8.67		(4.95)	5.82	18.65	(31.29)	14.73

Less Distributions
Distributions from net investment income	(0.16)		(1.09)	(1.02)	0.00	(4.36)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.89)	0.00

Total distributions	(0.16)		(1.09)	(1.02)	0.00	(6.25)	0.00

Net Asset Value, End of Period	$69.44		$60.93	$66.97	$62.17	$43.52	$81.06

Total Return (%) (f)	14.22	(b)	(7.54)	9.40	42.85	(41.99)	22.21	(b)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.91	(c)	0.91	0.92	0.93	0.93	0.96	(c)
Ratio of net expenses to average net assets (%) (d)	0.90	(c)	0.91	0.92	0.93	0.93	0.96	(c)
Ratio of net investment income (loss) to average net assets (%)	(0.04	)(c)	0.22	0.23	(0.13)	(0.27)	(0.21	)(c)
Portfolio turnover rate (%)	3.9	(b)	47.1	41.3	27.0	61.2	30.1
Net assets, end of period (in millions)	$448.3		$389.8	$420.5	$314.8	$136.4	$47.2

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Janus Forty Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007(e)
Net Asset Value, Beginning of Period	$62.10		$68.19	$63.25	$44.23	$82.22	$67.23

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.02		0.20	0.19	(0.02)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	8.86		(5.18)	5.80	19.04	(31.63)	15.04

Total from investment operations	8.88		(4.98)	5.99	19.02	(31.73)	14.99

Less Distributions
Distributions from net investment income	(0.21)		(1.11)	(1.05)	0.00	(4.37)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.89)	0.00

Total distributions	(0.21)		(1.11)	(1.05)	0.00	(6.26)	0.00

Net Asset Value, End of Period	$70.77		$62.10	$68.19	$63.25	$44.23	$82.22

Total Return (%) (f)	14.29	(b)	(7.45)	9.50	43.00	(41.94)	22.30	(b)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.81	(c)	0.81	0.82	0.83	0.83	0.86	(c)
Ratio of net expenses to average net assets (%) (d)	0.80	(c)	0.81	0.82	0.83	0.82	0.86	(c)
Ratio of net investment income (loss) to average net assets (%)	0.06	(c)	0.30	0.30	(0.03)	(0.15)	(0.10	)(c)
Portfolio turnover rate (%)	3.9	(b)	47.1	41.3	27.0	61.2	30.1
Net assets, end of period (in millions)	$37.5		$33.2	$46.5	$50.8	$27.8	$14.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Commencement of operations was 4/28/2007.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Janus Forty Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Janus Forty Portfolio (the “Portfolio”), which is non-diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-11

Met Investors Series Trust

Janus Forty Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-12

Met Investors Series Trust

Janus Forty Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, foreign currency transactions, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from

MIST-13

Met Investors Series Trust

Janus Forty Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Janus Capital Management LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$5,608,760	0.650%	First $1 Billion
	0.600%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	Over $1 billion

An identical agreement was in place for the period January 1, 2012 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

MIST-14

Met Investors Series Trust

Janus Forty Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$67,007,359	$—	$164,441,794

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$31,817,029	$28,052,965	$—	$—	$31,817,029	$28,052,965

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$7,008,400	$—	$126,699,445	$(80,468,867)	$53,238,978

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

MIST-15

Met Investors Series Trust

Janus Forty Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2012	Expiring 12/31/2017	Total
$52,569,301*	$27,899,566	$80,468,867

*	The Portfolio acquired capital losses in a merger with the Capital Appreciation Fund, a series of The Travelers Series Trust, on May 1, 2006.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-16

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-17

Met Investors Series Trust

Janus Forty Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust JPMorgan Global Active Allocation Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Managed by J.P. Morgan Asset Management

Portfolio Manager Commentary*

PERFORMANCE

Since its inception on April 23, 2012, the Class B shares of the JPMorgan Global Active Allocation Portfolio returned -0.30%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -1.40% over the same period.

MARKET ENVIRONMENT/CONDITIONS

To say global markets were a bit of a bumpy ride during the period would be an understatement. After a strong start to the year, a downturn in equity markets seemed to support the age-old thesis “sell in May, go away,” only to rebound in June, moderating what could have been a much weaker quarter. The S&P 500 gained over four percent in June to close performance for the quarter at -2.75%, while the broader MSCI World Index posted a 5.10% return in June to bring its performance for the second quarter to -5.07%.

Equity markets ended a volatile quarter on a positive note, as the MSCI World Index recorded its best June ever. The majority of the advance occurred on the last trading day of the month, as European policymakers made initial steps towards forming a more financially integrated Europe. Market participants took the news with guarded optimism and sent global equities, as reflected by the MSCI World Index, higher by nearly 3.0% in a single day. Global political uncertainties and policy decisions have continued to drive markets. The much anticipated Greek elections in the middle of June removed a significant source of uncertainty as the “pro bailout” parties New Democracy and PASOK (Panhellenic Socialist Movement), as well as the Democratic Left party, were able to form a coalition government. While a Greek exit from the euro has been averted for now, the country’s bailout terms will continue to be the subject of debate and revisions. Whatever concessions European policymakers agree to, the new Greek government will have to vote on the terms of the bailout package every quarter, which will keep the question of whether Greece can continue to receive funding at the forefront of investors’ minds for quite some time.

Investor focus continued to gyrate between Greece and other European peripheral economies during the second half of June. Expectations for the European Union Summit at month end were pretty low and the agreements brought forth certainly surprised to the upside. The most significant of the agreements is the pursuit of a partial banking union by year-end which appoints the European Central Bank as sole supervisor which then would allow the European Stability Mechanism to recapitalize banks directly without adding to the sovereign debt burden. This would remove a major concern of investors as the balance sheets of sovereign countries and their respective banks could decouple. However, continued stresses remain and the fear of spreading contagion amongst members of the Eurozone, most notably Spain and Italy, continue to drag on market sentiment as most clearly seen in Spanish 10-year sovereign yields hovering near the 7% barrier, the level at which consensus opinion agree long-term funding is no longer sustainable. Domestically, United States (“U.S.”) economic data continued to soften. Weekly unemployment claims have been range-bound while many of the regional manufacturing surveys show activity moderating or outright contracting. In order to make financial conditions more accommodative, the Federal Reserve (“Fed”) announced it would extend its Maturity Extension Program, also known as “Operation Twist” to further push down long term interest rates. These actions would normally be applauded by the markets. However, investors felt somewhat disappointed that Fed Chairman Bernanke did not open the door for additional policy measures. The area of the U.S. economy that continued to surprise to the upside was housing as U.S. new home sales in May rose 7.60% over April to an annualized pace of 369,000 homes. This is the highest reading since April of 2010. Additionally, the S&P Case Schiller Home Price Index showed home prices in 20 major metropolitan areas rose 1.30% in April after seven consecutive months of declines. Given the multiple sources of uncertainty across the globe, continued improvement in the U.S. housing market would be a most welcomed development.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio incepted with a significant underweight to commodities based on the signal of the Systematic Exposure Management (“SEM”) model. Qualitatively the Portfolio held a slight overweight relative to the Strategic Asset Allocation (“SAA”) in U.S. equities. The overweight was driven by numerous positive economic data points coming out of the U.S. The level of private deleveraging already accomplished in the U.S. supports the possible re-emergence of the U.S. consumer, the housing market, and continued balance sheet strength in the Corporate sector. We made efforts throughout the reporting period to increase the Portfolio’s allocation to Convertible Bonds (“Converts”), as credit remains one of our preferred asset classes while the equity characteristics inherent in Converts makes them an attractive relatively low-risk way to capitalize on positive equity market movements while offering some protection of capital in a heightened risk environment.

After relatively weak market returns in March and April, heightened macroeconomic driven market volatility in May weighed on equities and caused SEM to partially de-risk emerging markets equity (“EME”) towards the end of the month. Elevated asset class volatility motivated us to qualitatively reduce the allocation to commodities to zero in early June, while continued negative return momentum driven by ongoing solvency and contagion fears in the Eurozone led SEM to partially de-risk Europe, Australasia and Far East (“EAFE”) equity and Converts. Volatility normalized somewhat towards the end of June after markets reacted positively to the outcome of Greek elections and hopes that European policymakers would make progress towards a more fiscally integrated Europe. The SEM model signaled to revert back to a full allocation to Convertibles.

In the middle of June, we began to transition the Portfolio’s fixed income allocation from Treasuries to Investment Grade (“IG”) Corporate bonds. Similarly to Converts, we believe High-Quality Corporate credit is a more attractive way to gain fixed income exposure than Treasuries.

MIST-1

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Managed by J.P. Morgan Asset Management

Portfolio Manager Commentary*—(Continued)

The Portfolio’s qualitative overweight to U.S. equities relative to EME and EAFE contributed to returns, as the U.S. was one of the best performing markets during the reporting period. However, relative to fixed income, equities as an asset class underperformed. Fully exiting commodities contributed to performance, as the asset class severely underperformed more traditional assets during the reporting period. We remain fully divested from commodities while the macroeconomics driven risk environment makes this asset class unappealing from a risk/return perspective.

SEM modestly detracted from performance during the period. The Portfolio’s commodities, EAFE and EME positions were de-risked for much of the period, helping to reduce volatility and downside returns during the time when risk assets underperformed. As expected, the Portfolio missed some of the upside in equity returns towards the end of June (the MSCI World Index had its best June performance ever primarily due to the last day of the month). However, the SEM achieved its objective to reduce portfolio volatility in periods of market stress, and we estimate the process contributed to reducing the Portfolio’s volatility by roughly 1.0%.

As of the end of June, the Portfolio had a lower-risk profile relative to the SAA driven by SEM, with EME, EAFE and commodities in de-risking mode. Qualitatively, the Portfolio remained underweight commodities and modestly overweight U.S. equities.

“During the period, derivatives played two main roles: First we employed derivatives during this ramp-up period of the Portfolio to establish certain market exposures, specifically futures on the S&P500, MSCI EAFE and government bonds. Second we used interest rate swaps and futures on government bonds to manage the duration overlay. During the period the equity related futures detracted from performance, while the futures on government bonds and interest rate swaps added to performance.”

Michael Feser, CFA, Managing Director

Anne Lester, Managing Director

Jeffrey A. Geller, Managing Director

Nicole Fazio, CFA, Vice President

Grace Koo, Ph.D., Vice President

Jonathan Cummings, CFA, Vice President

Portfolio Managers

J.P. Morgan Asset Management

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO MANAGED BY
J.P. MORGAN ASSET MANAGEMENT VS. DOW JONES MODERATE INDEX1

CUMULATIVE RETURN2 (%) (FOR THE PERIOD ENDED JUNE 30, 2012)

Since Inception[3]
JPMorgan Global Active Allocation Portfolio
Class B	-0.30
Dow Jones Moderate Index[1]	-1.40

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 4/23/2012. Index returns are based on an inception date of 4/23/2012.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
U.S. Treasury Notes	1.8
Siemens Financieringsmaatschappij N.V.	1.0
Solidium OY	1.0
Intel Corp.	0.9
Amgen, Inc.	0.9
Adidas AG	0.8
CapitaLand, Ltd.	0.8
Commonwealth Property Office Fund	0.8
General Electric Capital Corp.	0.8
Industrivarden AB	0.8

Top Equity Sectors

% of Market Value of Total Investments
Financials	4.1
Consumer Staples	2.9
Consumer Discretionary	2.2
Health Care	1.7
Energy	1.4

Top Fixed Income Sectors

% of Market Value of Total Investments
Convertible Bonds	20.8
Domestic Bonds & Debt Securities	15.1
Foreign Bonds & Debt Securities	2.9
U.S. Treasury & Government Agencies	1.5
Municipals	0.2

MIST-3

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 23, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Global Active Allocation Portfolio(a)		Annualized Expense Ratio	Beginning Account Value April 23, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** April 23, 2012 to June 30, 2012
Class B(a)(b)(c)	Actual	1.25%	$1,000.00	$997.00	$2.42
	Hypothetical*	1.25%	1,000.00	1,007.28	2.43

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent ten week period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (71 days) in the most recent fiscal half-year, divided by 366 (to reflect the ten week period).

(a) Commencement of operations was 4/23/2012.

(b) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 4 of the Notes to Financial Statements.

(c) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 4 of the Notes to the Financial Statements.

MIST-4

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Convertible Bonds—24.3% of Net Assets

Security Description	Par Amount†	Value

Air Freight & Logistics—0.3%
Yamato Holdings Co., Ltd.
0.000%, 03/07/16 (JPY) (a)	20,000,000	$252,424

Beverages—0.6%
Asahi Group Holdings, Ltd.
0.000%, 05/26/28 (JPY) (a)	35,000,000	443,548
Molson Coors Brewing Co.
2.500%, 07/30/13	130,000	132,112

		575,660

Biotechnology—0.7%
Amgen, Inc. Series B
0.375%, 02/01/13	650,000	679,250

Capital Markets—3.6%
Ares Capital Corp.
5.750%, 02/01/16 (144A)	130,000	132,925
5.750%, 02/01/16	306,000	315,547
Billion Express Investments, Ltd.
0.750%, 10/18/15	700,000	693,000
Prospect Capital Corp.
5.375%, 10/15/17 (144A)	230,000	233,162
Qiagen Euro Finance S.A. Series EMTN
3.250%, 05/16/26	400,000	452,500
Solidium OY
0.500%, 09/29/15 (EUR)	700,000	887,710
Temasek Financial III Pte, Ltd. Series REGS
0.000%, 10/24/14 (SGD) (a)	750,000	612,155

		3,326,999

Computers & Peripherals—0.4%
NetApp, Inc.
1.750%, 06/01/13	325,000	372,937

Consumer Finance—0.5%
Aeon Credit Service Co., Ltd.
0.000%, 03/23/17 (JPY) (a)	30,000,000	426,722

Diversified Financial Services—2.4%
Industrivarden AB
2.500%, 02/27/15 (EUR)	500,000	712,476
ORIX Corp. Seroes 3
1.000%, 03/31/14 (JPY)	43,000,000	628,221
Siemens Financieringsmaatschappij N.V. Series WW
1.050%, 08/16/17	1,000,000	945,000

		2,285,697

Energy Equipment & Services—0.7%
Subsea 7 S.A. Series ACY
2.250%, 10/11/13	100,000	$109,300
Technip S.A. Series TEC
0.250%, 01/01/17 (EUR)	413,187	559,700

		669,000

Food & Staples Retailing—0.7%
Aeon Co., Ltd. Series 7
0.300%, 11/22/13 (JPY)	48,000,000	675,549

Food Products—0.8%
Archer-Daniels-Midland Co.
0.875%, 02/15/14	365,000	368,650
Nippon Meat Packers, Inc. Series 5
0.000%, 03/03/14 (JPY) (a)	29,000,000	369,264

		737,914

Household Durables—0.4%
Sekisui House, Ltd.
0.000%, 07/05/16 (JPY) (a)	30,000,000	379,809

Household Products—0.3%
Unicharm Corp.
0.000%, 09/24/13 (JPY) (a)	20,000,000	296,929

Industrial Conglomerates—0.6%
Glencore Finance Europe S.A.
5.000%, 12/31/14	500,000	562,750

Internet & Catalog Retail—0.5%
priceline.com, Inc.
1.000%, 03/15/18 (144A)	420,000	444,675

IT Services—0.3%
Cap Gemini S.A. Series CAP
3.500%, 01/01/14 (EUR)	575,000	260,569

Life Sciences Tools & Services—0.0%
Illumina, Inc.
0.250%, 03/15/16 (144A)	35,000	31,412

Media—0.3%
Omnicom Group, Inc.
0.000%, 07/01/38 (a)	50,000	54,125
Publicis Groupe S.A. Series PUB
1.000%, 01/18/18 (EUR)	280,000	177,946

		232,071

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—2.1%
AngloGold Ashanti Holdings Finance plc Series REGS
3.500%, 05/22/14	300,000	$317,250
ArcelorMittal
5.000%, 05/15/14	215,000	221,450
Goldcorp, Inc.
2.000%, 08/01/14	320,000	362,000
Newmont Mining Corp. Series A
1.250%, 07/15/14	285,000	354,825
Salzgitter Finance B.V.
2.000%, 11/08/17 (EUR)	500,000	655,687

		1,911,212

Oil, Gas & Consumable Fuels—0.5%
Lukoil International Finance B.V. 2.625%, 06/16/15	400,000	419,200

Pharmaceuticals—0.8%
Sawai Pharmaceutical Co., Ltd.
0.000%, 09/17/15 (JPY) (a)	35,000,000	466,973
Teva Pharmaceutical Finance Co. LLC Series C
0.250%, 02/01/26	225,000	235,688

		702,661

Real Estate Investment Trusts—1.8%
Boston Properties L.P.
3.750%, 05/15/36	205,000	235,237
Commonwealth Property Office Fund
5.250%, 12/11/16 (AUD)	700,000	741,108
Derwent London Capital Jersey, Ltd.
2.750%, 07/15/16 (GBP)	300,000	503,439
National Retail Properties, Inc.
5.125%, 06/15/28	200,000	228,500

		1,708,284

Real Estate Management & Development—0.8%
CapitaLand, Ltd. Series REGS
2.875%, 09/03/16 (SGD)	1,000,000	775,147

Semiconductors & Semiconductor Equipment—2.3%
Intel Corp.
2.950%, 12/15/35	605,000	687,431
Lam Research Corp.
0.500%, 05/15/16	723,000	695,887
Linear Technology Corp. Series A
3.000%, 05/01/27	345,000	357,938
Xilinx, Inc.
3.125%, 03/15/37	320,000	383,200

		2,124,456

Software—1.0%
Electronic Arts, Inc.
0.750%, 07/15/16 (144A)	60,000	$52,800
Microsoft Corp.
0.000%, 06/15/13 (144A) (a)	500,000	533,125
Symantec Corp. Series B
1.000%, 06/15/13	325,000	334,344

		920,269

Textiles, Apparel & Luxury Goods—0.8%
Adidas AG Series ADS
0.250%, 06/14/19 (EUR)	600,000	783,066

Wireless Telecommunication Services—1.1%
KDDI Corp.
0.000%, 12/14/15 (JPY) (a)	50,000,000	647,557
SK Telecom Co., Ltd. Series ADS
1.750%, 04/07/14	400,000	408,400

		1,055,957

Total Convertible Bonds (Cost $22,518,552)		22,610,619

Common Stocks—17.7%

Auto Components—0.3%
Bridgestone Corp.	11,300	259,197

Automobiles—1.0%
Bayerische Motoren Werke (BMW) AG	1,519	110,064
Honda Motor Co., Ltd.	7,500	261,260
Nissan Motor Co., Ltd.	30,100	285,068
Toyota Motor Corp.	7,200	290,200

		946,592

Beverages—0.5%
Anheuser-Busch InBev N.V.	1,739	135,195
Carlsberg A.S. - Class B	1,179	92,902
Diageo plc	7,068	181,826
SABMiller plc	1,384	55,592

		465,515

Chemicals—0.3%
BASF SE	3,562	247,518
Syngenta AG	174	59,401

		306,919

Commercial Banks—2.5%
Barclays plc	112,522	288,033
BNP Paribas S.A.	1,716	66,244
Commonwealth Bank of Australia	1,658	90,736

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
HSBC Holdings plc	20,114	$177,354
Mitsubishi UFJ Financial Group, Inc.	101,800	487,194
Mizuho Financial Group, Inc.	172,700	292,352
National Australia Bank, Ltd.	1,788	43,422
Societe Generale S.A.	1,071	25,251
Standard Chartered plc	11,779	256,792
Sumitomo Mitsui Financial Group, Inc.	14,800	488,236
Westpac Banking Corp.	4,149	90,260

		2,305,874

Computers & Peripherals—0.5%
Gemalto N.V.	6,597	474,431

Diversified Financial Services—0.1%
ING Groep N.V.*	8,605	58,056

Diversified Telecommunication Services—0.6%
BT Group plc	52,873	175,270
Nippon Telegraph & Telephone Corp.	2,600	120,801
Telecom Corp. of New Zealand, Ltd.	23,977	46,044
Telenor ASA	7,682	128,117
Telstra Corp., Ltd.	13,622	51,619

		521,851

Electronic Equipment, Instruments & Components—0.2%
Anritsu Corp.	17,000	192,534

Food Products—1.4%
First Resources, Ltd.	68,000	103,940
GrainCorp, Ltd.	32,790	321,606
Nestle S.A.	7,042	420,065
Nutreco N.V.	1,921	133,853
Unilever plc	8,446	283,863

		1,263,327

Hotels, Restaurants & Leisure—0.2%
William Hill plc	49,418	219,073

Household Durables—0.6%
Berkeley Group Holdings plc*	17,337	384,144
Persimmon plc	15,288	146,291

		530,435

Independent Power Producers & Energy Traders—0.0%
Drax Group plc	3,287	28,889

Industrial Conglomerates—0.1%
Sembcorp Industries, Ltd.	12,000	49,060

Insurance—1.4%
Allianz SE	1,470	147,816
AXA S.A.	14,261	190,872
Legal & General Group plc	54,716	109,710
Muenchener Rueckversicherungs AG	1,311	184,969

Insurance—(Continued)
Prudential plc	21,399	$247,937
Swiss Re AG	3,421	214,917
Zurich Financial Services AG	723	163,123

		1,259,344

Machinery—0.0%
Weir Group plc (The)	1,241	29,931

Media—0.2%
Pearson plc	8,605	170,905

Metals & Mining—0.0%
BHP Billiton, Ltd.	356	11,604

Multi-Utilities—0.2%
National Grid plc	20,427	216,212

Office Electronics—0.2%
Canon, Inc.	4,100	164,175

Oil, Gas & Consumable Fuels—1.7%
BG Group plc	4,528	92,679
BP plc	62,088	416,000
ENI S.p.A.	11,680	249,267
Royal Dutch Shell plc - A Shares	13,040	439,269
Royal Dutch Shell plc - B Shares	7,172	250,304
Statoil ASA	1,690	40,411
Total S.A.	1,658	74,824

		1,562,754

Personal Products—0.3%
L’Oreal S.A.	2,705	316,872

Pharmaceuticals—2.0%
Bayer AG	6,765	487,815
GlaxoSmithKline plc	8,177	185,420
Novartis AG	4,226	235,726
Novo Nordisk A.S. - Class B	246	35,589
Roche Holding AG	2,222	383,578
Sanofi	5,989	454,152
Teva Pharmaceutical Industries, Ltd.	2,665	105,044

		1,887,324

Real Estate Investment Trusts—0.4%
First Real Estate Investment Trust	252,000	182,322
Lippo Malls Indonesia Retail Trust	703,000	223,147

		405,469

Real Estate Management & Development—0.4%
Deutsche Wohnen AG	14,229	239,787
GSW Immobilien AG	4,725	161,430

		401,217

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Road & Rail—0.5%
East Japan Railway Co.	3,300	$207,187
West Japan Railway Co.	6,700	275,963

		483,150

Software—0.2%
SAP AG	3,443	203,321

Textiles, Apparel & Luxury Goods—0.2%
Compagnie Financiere Richemont S.A. - Class A	1,377	75,571
LVMH Moet Hennessy Louis Vuitton S.A.	596	90,841

		166,412

Tobacco—1.2%
British American Tobacco plc	5,674	288,797
Imperial Tobacco Group plc	7,280	280,113
Japan Tobacco, Inc.	14,600	432,650
Swedish Match AB	3,837	154,853

		1,156,413

Wireless Telecommunication Services—0.5%
Softbank Corp.	1,700	63,205
Vodafone Group plc	127,260	357,554

		420,759

Total Common Stocks (Cost $15,913,739)		16,477,615

Domestic Bonds & Debt Securities—17.7%

Aerospace & Defense—0.2%
Lockheed Martin Tactical Systems, Inc.
7.000%, 09/15/23	150,000	192,869

Airlines—0.1%
Delta Air Lines 2012-1 Class A Pass Through Trust
4.750%, 05/07/20	71,000	72,154

Auto Components—0.2%
Johnson Controls, Inc.
5.500%, 01/15/16	135,000	151,870

Automobiles—0.1%
Toyota Motor Credit Corp. Series MTN
2.050%, 01/12/17	100,000	102,324

Beverages—0.5%
Anheuser-Busch Cos. LLC
5.750%, 04/01/36	60,000	74,070
Diageo Investment Corp.
7.450%, 04/15/35	70,000	104,197

Beverages—(Continued)
PepsiCo, Inc.
5.000%, 06/01/18	250,000	$292,395

		470,662

Biotechnology—0.2%
Amgen, Inc.
3.875%, 11/15/21	75,000	79,345
5.150%, 11/15/41	75,000	78,595

		157,940

Capital Markets—1.2%
Ameriprise Financial, Inc.
5.650%, 11/15/15	150,000	169,962
BlackRock, Inc.
3.375%, 06/01/22	100,000	101,686
Goldman Sachs Group, Inc. (The)
7.500%, 02/15/19	150,000	171,287
6.125%, 02/15/33	100,000	102,994
Jefferies Group, Inc.
8.500%, 07/15/19	75,000	81,750
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	100,000	108,895
Morgan Stanley
Series GMTN
5.450%, 01/09/17	200,000	202,178
5.500%, 01/26/20	100,000	98,091
State Street Bank and Trust Co. Series BKNT
5.250%, 10/15/18	95,000	110,712

		1,147,555

Chemicals—0.9%
Dow Chemical Co. (The)
8.550%, 05/15/19	100,000	133,190
Ecolab, Inc.
4.875%, 02/15/15	150,000	163,928
EI du Pont de Nemours & Co.
4.250%, 04/01/21	201,000	229,895
Mosaic Co. (The)
4.875%, 11/15/41	100,000	106,717
PPG Industries, Inc.
3.600%, 11/15/20	155,000	164,124

		797,854

Commercial Banks—1.0%
BB&T Corp. Series MTN
3.950%, 03/22/22	175,000	183,358
HSBC Bank USA NA
4.875%, 08/24/20	250,000	257,603
SunTrust Banks, Inc.
6.000%, 09/11/17	150,000	170,936
Wachovia Bank N.A. Series BKNT
6.000%, 11/15/17	250,000	291,644

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Wells Fargo & Co.
5.125%, 09/15/16	50,000	$55,624

		959,165

Commercial Services & Supplies—0.1%
Waste Management, Inc.
7.375%, 03/11/19	100,000	126,414

Computers & Peripherals—0.3%
Dell, Inc.
5.650%, 04/15/18	100,000	115,413
Hewlett-Packard Co.
3.750%, 12/01/20	150,000	149,835

		265,248

Construction Materials—0.2%
CRH America, Inc.
6.000%, 09/30/16	150,000	164,351

Consumer Finance—0.7%
American Express Co.
7.000%, 03/19/18	100,000	123,929
American Express Credit Corp. Series MTN
2.750%, 09/15/15	150,000	156,643
Capital One Financial Corp.
7.375%, 05/23/14	150,000	164,851
John Deere Capital Corp.
0.950%, 06/29/15	44,000	44,105
2.250%, 04/17/19	75,000	76,778
2.800%, 01/27/23	122,000	122,720

		689,026

Diversified Financial Services—1.8%
Bank of America Corp.
5.625%, 10/14/16	200,000	212,754
7.625%, 06/01/19	100,000	117,750
Citigroup, Inc.
6.125%, 11/21/17	250,000	277,300
5.875%, 05/29/37	100,000	109,330
General Electric Capital Corp.
1.625%, 07/02/15	400,000	401,628
Series GMTN 6.000%, 08/07/19	150,000	175,770
Series MTNA 6.750%, 03/15/32	125,000	155,230
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/01/18	40,000	58,032
Series MTNC 8.000%, 03/01/32	125,000	184,171

		1,691,965

Diversified Telecommunication Services—1.0%
BellSouth Capital Funding Corp.
7.875%, 02/15/30	350,000	$457,981
BellSouth Telecommunications, Inc.
6.375%, 06/01/28	75,000	88,475
Qwest Corp.
6.875%, 09/15/33	50,000	50,000
Verizon Communications, Inc.
5.500%, 02/15/18	100,000	118,511
Verizon Global Funding Corp.
7.750%, 06/15/32	150,000	211,687

		926,654

Electric Utilities—1.1%
Alabama Power Co.
5.700%, 02/15/33	100,000	123,194
Duke Energy Carolinas LLC
4.300%, 06/15/20	105,000	120,290
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	119,907
Northeast Utilities
1.218%, 09/20/13 (b)	95,000	95,415
Peco Energy Co.
5.350%, 03/01/18	250,000	297,573
Southern California Edison Co.
Series 04-F 4.650%, 04/01/15	150,000	164,202
Toledo Edison Co. (The)
7.250%, 05/01/20	90,000	115,509

		1,036,090

Electrical Equipment—0.1%
ABB Finance USA, Inc.
2.875%, 05/08/22	100,000	101,372

Energy Equipment & Services—0.3%
Cameron International Corp.
6.375%, 07/15/18	80,000	95,243
Halliburton Co.
6.700%, 09/15/38	100,000	136,866

		232,109

Food & Staples Retailing—0.5%
Kroger Co. (The)
6.400%, 08/15/17	100,000	119,683
Wal-Mart Stores, Inc.
3.250%, 10/25/20	200,000	214,991
5.875%, 04/05/27	90,000	115,361

		450,035

Food Products—0.6%
Bunge, Ltd. Finance Corp.
3.200%, 06/15/17	100,000	100,335
General Mills, Inc.
3.150%, 12/15/21	144,000	148,630

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Food Products—(Continued)
Kellogg Co.
4.000%, 12/15/20	100,000	$110,273
Kraft Foods, Inc.
6.500%, 11/01/31	176,000	217,663

		576,901

Gas Utilities—0.1%
Atmos Energy Corp.
8.500%, 03/15/19	100,000	133,954

Health Care Providers & Services—0.5%
Quest Diagnostics, Inc.
6.400%, 07/01/17	150,000	177,695
6.950%, 07/01/37	25,000	31,567
UnitedHealth Group, Inc.
5.800%, 03/15/36	150,000	185,738
WellPoint, Inc.
3.125%, 05/15/22	100,000	101,015

		496,015

Household Products—0.1%
Kimberly-Clark Corp.
6.125%, 08/01/17	71,000	87,073

Independent Power Producers & Energy Traders—0.1%
PSEG Power LLC
5.320%, 09/15/16	45,000	50,795

Insurance—0.4%
Aflac, Inc.
8.500%, 05/15/19	150,000	196,079
Travelers Property Casualty Corp.
6.375%, 03/15/33	100,000	128,937

		325,016

IT Services—0.1%
International Business Machines Corp.
5.700%, 09/14/17	100,000	120,367

Machinery—0.1%
Caterpillar, Inc.
1.500%, 06/26/17	69,000	69,178
2.600%, 06/26/22	31,000	30,987

		100,165

Media—1.1%
CBS Corp.
7.875%, 09/01/23	100,000	125,965
Comcast Corp.
5.875%, 02/15/18	100,000	118,392
6.500%, 11/15/35	185,000	225,838
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.200%, 03/15/20	100,000	110,842

Media—(Continued)
Time Warner Entertainment Co. L.P.
8.375%, 07/15/33	150,000	$203,768
Time Warner, Inc.
7.625%, 04/15/31	75,000	97,141
Viacom, Inc.
6.125%, 10/05/17	100,000	119,542

		1,001,488

Multi-Utilities—0.8%
AGL Capital Corp.
6.375%, 07/15/16	150,000	173,284
Dominion Resources, Inc. Series F
5.250%, 08/01/33	175,000	198,354
DTE Energy Co.
1.167%, 06/03/13 (b)	100,000	100,189
Nisource Finance Corp.
5.450%, 09/15/20	20,000	22,476
San Diego Gas & Electric Co.
6.000%, 06/01/26	100,000	132,088
Sempra Energy
1.228%, 03/15/14 (b)	100,000	100,253

		726,644

Multiline Retail—0.1%
Target Corp.
6.650%, 08/01/28	100,000	129,354

Office Electronics—0.1%
Xerox Corp.
6.750%, 02/01/17	100,000	116,391

Oil, Gas & Consumable Fuels—1.1%
Anadarko Petroleum Corp.
6.375%, 09/15/17	100,000	116,294
Apache Corp.
6.000%, 01/15/37	150,000	190,228
ConocoPhillips Holding Co.
6.950%, 04/15/29	225,000	309,513
Devon Energy Corp.
7.950%, 04/15/32	100,000	143,989
Spectra Energy Capital LLC Series B
6.750%, 07/15/18	185,000	216,366

		976,390

Pharmaceuticals—0.1%
Wyeth LLC
5.500%, 02/15/16	100,000	115,820

Real Estate Investment Trusts—0.5%
ERP Operating LP
5.750%, 06/15/17	100,000	115,502

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Real Estate Investment Trusts—(Continued)
HCP, Inc.
3.750%, 02/01/19	100,000	$99,969
Simon Property Group L.P.
10.350%, 04/01/19	190,000	266,881

		482,352

Road & Rail—0.5%
Burlington Northern Santa Fe LLC
5.750%, 03/15/18	100,000	119,041
CSX Corp.
5.600%, 05/01/17	150,000	172,274
Union Pacific Corp.
5.750%, 11/15/17	150,000	178,575

		469,890

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
3.300%, 10/01/21	150,000	160,673

Software—0.3%
Intuit, Inc.
5.750%, 03/15/17	150,000	171,847
Oracle Corp.
6.125%, 07/08/39	70,000	91,888

		263,735

Specialty Retail—0.2%
Lowe’s Cos., Inc.
5.800%, 10/15/36	150,000	183,377

Water Utilities—0.2%
American Water Capital Corp.
6.085%, 10/15/17	150,000	175,812

Total Domestic Bonds & Debt Securities (Cost $16,445,462)		16,427,869

Foreign Bonds & Debt Securities—3.4%

Beverages—0.1%
Diageo Capital plc
4.850%, 05/15/18	46,000	51,443

Capital Markets—0.5%
Credit Suisse of New York
5.500%, 05/01/14	200,000	212,122
UBS AG Series BKNT
4.875%, 08/04/20	250,000	267,553

		479,675

Commercial Banks—0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875%, 02/08/22	150,000	152,890

Commercial Banks—(Continued)
Westpac Banking Corp.
4.875%, 11/19/19	150,000	$162,686

		315,576

Diversified Telecommunication Services—0.4%
British Telecommunications plc
5.950%, 01/15/18	100,000	117,279
Deutsche Telekom International Finance B.V.
8.750%, 06/15/30	100,000	139,164
France Telecom S.A.
8.500%, 03/01/31	100,000	140,722

		397,165

Gas Utilities—0.3%
TransCanada PipeLines, Ltd.
7.125%, 01/15/19	142,000	181,969
5.850%, 03/15/36	61,000	76,628

		258,597

Industrial Conglomerates—0.1%
Tyco International Finance S.A.
8.500%, 01/15/19	75,000	102,844

Media—0.1%
Thomson Reuters Corp.
5.700%, 10/01/14	100,000	110,048

Metals & Mining—0.3%
Barrick Gold Corp.
3.850%, 04/01/22	100,000	103,742
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	150,000	207,643

		311,385

Oil, Gas & Consumable Fuels—0.4%
BP Capital Markets plc
4.500%, 10/01/20	100,000	112,780
Total Capital International S.A.
1.550%, 06/28/17	38,000	38,134
Total Capital S.A.
4.450%, 06/24/20	190,000	217,432

		368,346

Pharmaceuticals—0.4%
Novartis Securities Investment, Ltd.
5.125%, 02/10/19	200,000	238,785
Teva Pharmaceutical Finance III B.V.
0.968%, 03/21/14 (b)	95,000	95,212

		333,997

Provincial—0.2%
Province of Ontario
2.450%, 06/29/22	150,000	148,382

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Shares/Par Amount†	Value

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V.
5.625%, 11/15/17	100,000	$118,068
Vodafone Group plc
5.000%, 09/15/15	150,000	167,914

		285,982

Total Foreign Bonds & Debt Securities (Cost $3,164,754)		3,163,440

U.S. Treasury & Government Agencies—1.8%

U.S. Treasury—1.8%
U.S. Treasury Notes 2.875%, 01/31/13 (c) (Cost $1,634,003)	1,605,000	1,630,266

Municipals—0.3%
American Municipal Power Inc Class B 7.499%, 02/15/50	100,000	133,977
State of California
7.300%, 10/01/39	100,000	124,243

Total Municipals (Cost $261,088)		258,220

Preferred Stock—0.1%

Automobiles—0.1%
Volkswagen AG (Cost $115,965)	761	120,655

Short-Term Investment—51.6%

Repurchase Agreement—51.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $47,887,040 on 07/02/12, collateralized by $48,910,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $48,848,862; and by $50,000 Federal Home Loan Mortgage Corp at 1.000% due 07/30/14 with a value of $50,837.	47,887,000	47,887,000

Total Short-Term Investment (Cost $47,887,000)		47,887,000

Total Investments—116.9% (Cost $107,940,563#)		108,575,684
Other assets and liabilities (net)—(16.9)%		(15,683,925)

Net Assets—100.0%		$92,891,759

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $107,940,563. The aggregate unrealized appreciation and depreciation of investments were $871,984 and $(236,863), respectively, resulting in net unrealized appreciation of $635,121 for federal income tax purposes.
*	Non-income producing security.
(a)	Zero coupon bond—Interest rate represents current yield to maturity.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. At the period end, the value of the securities pledged amounted to $1,630,266.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $1,428,099, which is 1.5% of net assets.
(AUD)—	Australian Dollar
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(GMTN)—	Global Medium-Term Note
(JPY)—	Japanese Yen
(MTN)—	Medium-Term Note
(SGD)—	Singapore Dollar

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Convertible Bonds*	$—	$22,610,619	$—	$22,610,619
Total Common Stocks*	—	16,477,615	—	16,477,615
Total Domestic Bonds & Debt Securities*	—	16,427,869	—	16,427,869
Total Foreign Bonds & Debt Securities*	—	3,163,440	—	3,163,440
Total U.S. Treasury & Government Agencies*	—	1,630,266	—	1,630,266
Total Municipals	—	258,220	—	258,220
Total Preferred Stock*	—	120,655	—	120,655
Total Short-Term Investment*	—	47,887,000	—	47,887,000
Total Investments	$—	$108,575,684	$—	$108,575,684

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$35,070	$—	$35,070
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(89,071)	—	(89,071)
Total Forward Contracts	$—	$(54,001)	$—	$(54,001)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$805,352	$—	$—	$805,352
Futures Contracts (Unrealized Depreciation)	(211,874)	—	—	(211,874)
Total Futures Contracts	$593,478	$—	$—	$593,478
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$85,603	$—	$85,603
Total Swap Contracts	$—	$85,603	$—	$85,603

*	See Consolidated Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)		$60,688,684
Repurchase agreement		47,887,000
Cash		100,870
Cash denominated in foreign currencies (b)		75,782
Cash collateral for futures		9,014
Receivable for investments sold		563,055
Receivable for shares sold		2,889,862
Dividends receivable		12,560
Interest receivable		372,158
Net variation margin on futures contracts		509,663
Swap interest receivable		18,187
Swaps at market value		85,603
Unrealized appreciation on forward foreign currency exchange contracts		35,070
Receivable from investment adviser		16,942

Total Assets		113,264,450
Liabilities
Payables for:
Investments purchased	$20,204,347
Shares redeemed	476
Unrealized depreciation on forward foreign currency exchange contracts	89,071
Swap interest	3,228
Accrued expenses:
Management fees	13,990
Distribution and service fees—Class B	11,659
Administration fees	658
Custodian and accounting fees	35,201
Deferred trustees’ fees	1,563
Other expenses	12,498

Total Liabilities		20,372,691

Net Assets		$92,891,759

Net assets represented by
Paid in surplus		$91,877,552
Accumulated net realized loss		(197,225)
Unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		1,215,026
Accumulated net investment loss		(3,594)

Net Assets		$92,891,759

Net Assets
Class B		$92,891,759
Capital Shares Outstanding*
Class B		9,314,066
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$9.97

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $60,053,563.
(b)	Identified cost of cash denominated in foreign currencies was $75,560.

Consolidated^ Statement of Operations

Period Ended June 30, 2012 (Unaudited)(a)

Investment Income
Dividends (b)		$34,147
Interest		40,758

Total investment income		74,905
Expenses
Management fees	$50,293
Administration fees	1,439
Custodian and accounting fees	35,414
Distribution and service fees—Class B	15,717
Audit and tax services	23,147
Legal	21,634
Trustees’ fees and expenses	4,530
Shareholder reporting	10,879
Insurance	21
Organizational expense	584
Miscellaneous	6,271

Total expenses	169,929
Less management fee waiver	(31,433)
Less expenses reimbursed by the Adviser	(59,997)

Net expenses	78,499

Net Investment Loss		(3,594)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		(8,317)
Futures contracts		(212,709)
Swap contracts		14,958
Foreign currency transactions		8,843

Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(197,225)

Net change in unrealized appreciation (depreciation) on:
Investments		635,121
Futures contracts		593,478
Swap contracts		85,603
Foreign currency transactions		(99,176)

Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		1,215,026

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions		1,017,801

Net Increase in Net Assets From Operations		$1,014,207

(a)	Commencement of operations was 4/23/2012.
(b)	Net of foreign withholding taxes of $3,978.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated^ Statements of Changes in Net Assets

Period Ended June 30, 2012 (Unaudited)(a)
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(3,594)
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(197,225)
Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions	1,215,026

Net increase in net assets resulting from operations	1,014,207

Net increase in net assets from capital share transactions	91,877,552

Net increase in net assets	92,891,759

Net Assets
Net assets at beginning of period	—

Net assets at end of period	$92,891,759

Accumulated net investment loss at end of period	$(3,594)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Period Ended June 30, 2012 (Unaudited)(a)
	Shares	Value
Class B
Sales	9,354,219	$92,271,897
Redemptions	(40,153)	(394,345)

Net increase	9,314,066	$91,877,552

Increase derived from capital shares transactions		$91,877,552

(a)	Commencement of operations was 4/23/2012.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Period Ended June 30, 2012(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) From Investment Operations
Net investment loss (a)	(0.00	)(c)
Net realized and unrealized loss on investments	(0.03	)(d)

Total from investment operations	(0.03)

Net Asset Value, End of Period	$9.97

Total Return (%) (e)	(0.30	)(f)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	2.70	(g)
Ratio of net expenses to average net assets (%) (h)	1.25	(g)
Ratio of net investment loss to average net assets (%)	(0.06	)(g)
Portfolio turnover rate (%)	34.5	(f)
Net assets, end of period (in millions)	$92.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations was 4/23/2012. Shares first became available to investors through certain separate accounts on 4/30/2012.
(c)	Net investment income was less than $0.01.
(d)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statement of Operations due to the timing of purchases and sales of Portfolio shares in relation to fluctuating market values during the period.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(f)	Periods less than one year are not computed on an annualized basis.
(g)	Computed on an annualized basis.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is JPMorgan Global Active Allocation Portfolio (the “Portfolio”) (commenced operations on April 23, 2012), which is diversified. The Portfolio’s shares first became available to investors through certain separate accounts on April 30, 2012. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—JPMorgan Global Active Allocation Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the JPMorgan Global Active Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Generally, the Subsidiary invests primarily in commodity derivatives, exchange traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by J.P. Morgan Investment Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and the Financial Highlights of the Portfolio includes the account of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

A summary of the Portfolio’s investment in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2012	% of Total Assets at June 30, 2012
JPMorgan Global Active Allocation Portfolio, Ltd.	4/23/2012	$131,362	0.1%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

MIST-17

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The

MIST-18

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is

MIST-19

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

4. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with J.P. Morgan Investment Management, Inc. (“the Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2012	% per annum	Average Daily Net Assets
$50,293	0.800%	First $250 Million
	0.750%	$250 Million to $500 Million
	0.720%	$500 Million to $750 Million
	0.700%	Over $750 Million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser voluntarily agreed to waive its entire subadvisory fee through July 31, 2012. Also through July 31, 2012, the Adviser voluntarily agreed to waive a portion of the management fee in an amount equal to the subadvisory fees waived. Amounts waived for the period ended June 30, 2012 are shown as a management fee waiver in the Consolidated Statement of Operations.

MIST-20

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B

1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2012 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$9,948,035	$59,706,057	$8,416,153	$1,043,536

6. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the

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Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to

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Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: Total return swap contracts involve commitments to pay interest in exchange for a market-linked return both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swaps at market value	$85,603
	Unrealized appreciation		Unrealized depreciation
	on futures contracts*	3,343	on futures contracts*	$(1,554)
Equity	Unrealized appreciation		Unrealized depreciation
	on futures contracts*	802,009	on futures contracts*	(210,320)
Foreign Exchange	Unrealized appreciation on		Unrealized depreciation on
	forward foreign currency		forward foreign currency
	exchange contracts	35,070	exchange contracts	(89,071)

Total		$926,025		$(300,945)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Consolidated Statement of Assets & Liabilities.

Transactions in derivative instruments during the period ended June 30, 2012, were as follows:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Commodity	Total
Foreign currency transactions	$—	$—	$13,113	$—	$13,113
Futures contracts	25,475	(219,627)	—	(18,557)	(212,709)
Swap contracts	14,958	—	—	—	14,958

	$40,433	$(219,627)	$13,113	$(18,557)	$(184,638)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Commodity	Total
Foreign currency transactions	$—	$—	$(54,001)	$—	$(54,001)
Futures contracts	1,789	591,689	—	—	593,478
Swap contracts	85,603	—	—	—	85,603

	$87,392	$591,689	$(54,001)	$—	$625,080

For the period ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$5,250,772
Futures contracts long	3,413,428
Futures contracts short	(1,652,025)
Swap contracts	7,300,000

(a)	Averages are based on activity levels during 2012.

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Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

7. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/26/2012	UBS AG London	2,159	EUR	$2,733	$2,794	$(61)
7/26/2012	UBS AG London	10,173	EUR	12,876	12,694	182
7/26/2012	UBS AG London	35,176	EUR	44,523	43,880	643
7/26/2012	Westpac Banking Corp.	2,180	EUR	2,759	2,775	(16)
7/26/2012	Credit Suisse London	18,086,757	JPY	226,343	228,048	(1,705)
7/26/2012	Citibank N.A.	17,971	SGD	14,187	14,054	133

Net Unrealized Depreciation						$(824)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/26/2012	Credit Suisse London	204,527	AUD	$208,877	$204,557	$(4,320)
7/26/2012	Credit Suisse London	106,902	AUD	109,176	109,555	379
7/26/2012	Credit Suisse London	100,000	AUD	102,127	97,265	(4,862)
7/26/2012	Morgan Stanley & Co., Inc.	100,000	AUD	102,127	98,794	(3,333)
7/26/2012	UBS AG London	207,363	AUD	211,774	208,526	(3,248)
7/26/2012	Credit Suisse London	345,000	EUR	436,677	433,873	(2,804)
7/26/2012	Credit Suisse London	252,746	EUR	319,908	315,520	(4,388)
7/26/2012	Credit Suisse London	160,000	EUR	202,517	210,721	8,204
7/26/2012	Credit Suisse London	54,342	EUR	68,783	71,932	3,149
7/26/2012	Credit Suisse London	2,350	EUR	2,974	3,105	131
7/26/2012	State Street Bank London	705,500	EUR	892,972	882,432	(10,540)
7/26/2012	State Street Bank London	169,193	EUR	214,153	212,190	(1,963)
7/26/2012	State Street Bank London	54,460	EUR	68,932	67,646	(1,286)
7/26/2012	State Street Bank London	52,598	EUR	66,575	65,965	(610)
7/26/2012	UBS AG London	708,824	EUR	897,179	888,830	(8,349)
7/26/2012	UBS AG London	704,662	EUR	891,911	876,127	(15,784)
7/26/2012	Westpac Banking Corp.	18,650	EUR	23,606	23,166	(440)
7/26/2012	Credit Suisse London	297,528	GBP	465,948	462,438	(3,510)
7/26/2012	Credit Suisse London	105,368	GBP	165,013	164,629	(384)
7/26/2012	Morgan Stanley & Co., Inc.	100,000	GBP	156,606	155,556	(1,050)
7/26/2012	UBS AG London	108,276	GBP	169,567	168,400	(1,167)
7/26/2012	Westpac Banking Corp.	308,000	GBP	482,347	481,234	(1,113)
7/26/2012	Citibank N.A.	2,303,327	JPY	28,824	28,751	(73)
7/26/2012	Credit Suisse London	125,512,068	JPY	1,570,692	1,564,115	(6,577)
7/26/2012	Credit Suisse London	86,066,199	JPY	1,077,056	1,085,958	8,902
7/26/2012	Credit Suisse London	80,585,000	JPY	1,008,462	1,015,867	7,405
7/26/2012	Credit Suisse London	45,840,000	JPY	573,654	577,275	3,621
7/26/2012	Credit Suisse London	5,029,621	JPY	62,942	63,610	668
7/26/2012	Credit Suisse London	3,125,342	JPY	39,111	39,408	297
7/26/2012	State Street Bank London	13,655,031	JPY	170,883	171,904	1,021
7/26/2012	State Street Bank London	4,475,918	JPY	56,013	56,348	335
7/26/2012	UBS AG London	11,523,776	JPY	144,212	143,564	(648)
7/26/2012	Credit Suisse London	507,398	SGD	400,549	397,164	(3,385)
7/26/2012	Credit Suisse London	502,000	SGD	396,288	392,013	(4,275)
7/26/2012	UBS AG London	255,938	SGD	202,041	200,633	(1,408)
7/26/2012	UBS AG London	247,758	SGD	195,584	193,812	(1,772)

Net Unrealized Depreciation						$(53,177)

(AUD)—	Australian Dollar
(EUR)—	Euro

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Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

(GBP)—	British Pound
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar

8. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
MSCI Emerging Market E-Mini Futures	NYSE Liffe	9/21/2012	65	$2,980,070	$3,070,275	$90,205
S&P 500 E-Mini Index Futures	CME Index & Options Market	9/21/2012	349	22,968,855	23,669,180	700,325
Topix Index Futures	Tokyo Stock Exchange	9/14/2012	3	277,130	288,609	11,479
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	9/19/2012	3	401,679	400,125	(1,554)

Net Unrealized Appreciation						$800,455

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
MSCI EAFE E-Mini Index Futures	NYSE Liffe	9/21/2012	(65)	$(4,417,030)	$(4,627,350)	$(210,320)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	9/19/2012	(33)	(4,404,718)	(4,401,375)	3,343

Net Unrealized Depreciation						$(206,977)

9. Swap Agreements

Open interest rate swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	USD 3 ML	2.040%	4/25/2022	Morgan Stanley Capital Services LLC	1,500,000	USD	$38,558	$—	$38,558
Pay	USD 3 ML	1.823%	6/08/2022	Deutsche Bank AG New York Branch	10,800,000	USD	47,045	—	47,045
Pay	USD 3 ML	1.780%	7/03/2022	Credit Suisse International	6,600,000	USD	—	—	—

Totals							$85,603	$—	$85,603

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

12. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

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Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 14-15, 2012, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and J.P. Morgan Investment Management, Inc. (the “Subadviser”) for the JPMorgan Global Active Allocation Portfolio, a new series of the Trust (the “Portfolio”).

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadviser relating to the Portfolio, the Adviser and the Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadviser, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the February meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Board also received a presentation regarding the Portfolio from the Subadviser on January 20, 2012, during which representatives of the Adviser and the Subadviser responded to questions from the Independent Trustees. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Adviser and the Subadviser; (2) the Adviser’s and the Subadviser’s personnel and operations; (3) the financial condition of the Adviser and of the Subadviser; (4) the level and method of computing the Portfolio’s proposed advisory and subadvisory fees; (5) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadviser under the Sub-Advisory Agreement; (6) any “fall-out” benefits to the Adviser, the Subadviser and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadviser or their affiliates from the Adviser’s or Subadviser’s relationship with the Trust); (7) the anticipated effect of growth in size on the Portfolio’s performance and expenses; (8) fees paid by any comparable institutional and retail accounts; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolio, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolio, including the selection of the Subadviser for the Portfolio and oversight of the Subadviser’s compliance with the Portfolio’s policies and objective, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. The Board also considered the Adviser’s risk management processes. The Adviser’s role in coordinating the activities of the Portfolio’s other service providers was also considered. The Board also evaluated the expertise and performance of the personnel who would be overseeing the Subadviser and compliance with the Portfolio’s investment restrictions, tax and other requirements. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other portfolios of the Trust.

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust. In addition, the Board considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolio. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadviser in connection with marketing activities.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who would be providing services to the

MIST-27

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

Portfolio. The Board also considered, among other things, the Subadviser’s compliance program and its disciplinary history. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with the Subadviser and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadviser and procedures reasonably designed by the Subadviser to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of the Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities would include the development and maintenance of an investment program for the Portfolio which would be consistent with the Portfolio’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed the Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolio.

Performance. The Board took into account that the Portfolio utilizes a relatively unique investment strategy designed to manage volatility, and noted the unavailability of comparable performance information for this type of strategy.

Fees and expenses. The Board gave substantial consideration to the proposed management fee payable under the Advisory Agreement and the proposed subadvisory fee payable under the Sub-Advisory Agreement. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed the proposed fees to be paid by the Portfolio in light of fees paid to other investment managers by other somewhat comparable funds, as applicable, and the method of computing the Portfolio’s proposed fee. In addition, the Board considered the Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolio as determined by Bobroff. The Board took into account the limited usefulness of the peer group in which the Portfolio was included for comparative purposes. In comparing the Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fee for the Portfolio would be paid by the Adviser, not the Portfolio, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with the Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting the Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by the Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

The Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were above the median of the peer group. The Board took into account management’s discussion of the Portfolio’s estimated expenses and also noted that the Subadviser had agreed to waive its subadvisory fee for the Portfolio’s first three months of operations, and that the Adviser had also agreed to waive a portion of its advisory fee equal to the amount of the subadvisory fee waiver for the Portfolio’s first three months of operations. After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to the Portfolio. The Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance product, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the

MIST-28

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

product. The Board concluded after discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with the Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadviser and its affiliates of their relationships with the Portfolio, the Board noted that the proposed subadvisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the management fee that it would receive under the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreement and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreement was negotiated at arm’s length and that the proposed subadvisory fee would be paid by the Adviser than on the Subadviser’s anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fee would be paid by the Adviser out of the management fee. The Board considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also noted that if the Portfolio’s assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolio to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolio are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolio and the ongoing commitment of the Adviser to the Portfolio.

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadviser and its affiliates by virtue of the Subadviser’s relationships to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the ongoing commitment of the Subadviser to the Portfolio.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadviser’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or the Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to the Portfolio.

MIST-29

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-30

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-31

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust Lazard Mid Cap Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Lazard Mid Cap Portfolio

Managed by Lazard Asset Management LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Lazard Mid Cap Portfolio returned 3.25%, 3.12%, and 3.19%, respectively. The Portfolio’s benchmark, the Russell Midcap Index1, returned 7.97% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The Russell Midcap Index rose 12.9% during the first quarter of 2012. The index subsequently detracted 4.4% during the second quarter, bringing the year-to-date return to 8.0%. During the first quarter, the index rallied due to heightened global growth prospects, continued loose monetary policy, and positive developments in the European debt crisis. In the United States, economic indicators such as manufacturing, vehicle sales, and housing data improved. The market also benefited from upbeat sentiment from the Eurozone, as the European Union continued to make progress toward restructuring Greece’s debt, and the European Central Bank implemented the second round of its Long Term Refinancing Operation (“LTRO”), which provides low cost funds to European banks in order to bolster their liquidity. In the second quarter, the index’s decline was primarily due to concerns about Europe, particularly the prospect that Greece may exit the Eurozone and cause subsequent contagion in the financial markets. Investors were also disappointed as United States (“U.S.”) employment and economic indicators were lower than expected. In response to concerns about the U.S. economic recovery, the Federal Reserve indicated that it would extend Operation Twist through year end. On the last day of the quarter, the market rallied on the news that Eurozone leaders agreed to substantial policy changes which move the Eurozone closer toward fiscal integration, including the creation of a central bank regulator.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Stock selection and an overweight position in the Information Technology sector detracted from performance. Shares of NetApp, a storage and data management solution provider, declined after the company reported quarterly results. Although earnings exceeded expectations, the market was disappointed by the company’s guidance, which was lower than estimates due to the macroeconomic environment. However, given the likelihood of revenue growth and margin expansion, we see upside in the security from current levels. Stock selection in the Consumer Staples sector also hurt returns. Shares of consumer products company Energizer Holdings declined. Although the company reported quarterly earnings which were above expectations, investors were disappointed as management lowered guidance for the year due to economic uncertainty in Europe and foreign exchange headwinds. Stock selection in the Consumer Discretionary sector also detracted from performance. Shares of casino game manufacturer International Game Technology declined after the company reported quarterly results which disappointed the market. The expectations shortfall was driven by a significant decline in new units due to a lack of casino openings, as well as lower margins in the company’s game operations business stemming from lower interest rates.

Stock selection and an underweight position in the Energy sector contributed to performance. Shares of Marathon Petroleum rose after the company reported quarterly earnings which exceeded expectations, primarily due to retail fuel and merchandise margins, as well as corporate expense. During the last six months, the company nearly completed an $850 million accelerated share buyback, which is a portion of a recently announced $2 billion share repurchase program. Stock selection in the Industrials sector also helped returns. Shares of private correctional facilities operator Corrections Corporation of America rose as the company announced the initiation of a quarterly cash dividend of $0.20 per share, beginning in June 2012. The stock also appreciated on speculation that it would be converted into a Real Estate Investment Trust (“REIT”). In addition, shares of Thomas & Betts rose as the company was offered a buyout from a competitor.

The Lazard Mid Cap Portfolio employs a fundamental, bottom-up approach to investing. As such, sector and industry weightings are a residual of our bottom-up stock selection process. Our investment process focuses on finding undervalued equities across all sectors and industries, and does not start with investment decisions regarding sector or industry weightings. As of June 30, 2012, the Portfolio’s largest sector overweights were in Information Technology and Consumer Discretionary, while Utilities and Financials were the largest sector underweights.

Robert A. Failla, Portfolio Manager/Analyst

Christopher H. Blake, Portfolio Manager/Analyst

Daniel Breslin, Portfolio Manager/Analyst

Martin Flood, Portfolio Manager/Analyst

Andrew D. Lacey, Portfolio Manager/Analyst

Portfolio Managers

Lazard Asset Management LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Lazard Mid Cap Portfolio

LAZARD MID CAP PORTFOLIO MANAGED BY

LAZARD ASSET MANAGEMENT LLC VS. RUSSELL MIDCAP INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
Lazard Mid Cap Portfolio
Class A	3.25	-6.26	-2.35	5.06
Class B	3.12	-6.53	-2.60	4.82
Class E	3.19	-6.43	-2.51	4.92
Russell Midcap Index[1]	7.97	-1.65	1.06	8.45

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Index is an unmanaged measure of performance of the 800 smallest companies in the Russell 1000 Index.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Macy’s, Inc.	3.0
AutoZone, Inc.	3.0
BMC Software, Inc.	2.5
Ross Stores, Inc.	2.5
AmerisourceBergen Corp.	2.4
Zimmer Holdings, Inc.	2.4
Eastman Chemical Co.	2.4
Intuit, Inc.	2.3
Autodesk, Inc.	2.2
Marriott International, Inc.—Class A	2.1

Top Sectors

% of Market Value of Total Investments
Information Technology	22.3
Consumer Discretionary	16.5
Financials	16.0
Health Care	12.7
Industrials	11.6
Consumer Staples	8.0
Energy	6.4
Materials	5.6
Cash & Cash Equivalents	0.9

MIST-2

Met Investors Series Trust

Lazard Mid Cap Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Lazard Mid Cap Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.78%	$1,000.00	$1,032.50	$3.94
	Hypothetical*	0.78%	$1,000.00	$1,020.99	$3.92

Class B	Actual	1.03%	$1,000.00	$1,031.20	$5.20
	Hypothetical*	1.03%	$1,000.00	$1,019.74	$5.17

Class E	Actual	0.93%	$1,000.00	$1,031.90	$4.70
	Hypothetical*	0.93%	$1,000.00	$1,020.24	$4.67

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
BE Aerospace, Inc.*	102,900	$4,492,614
Rockwell Collins, Inc.	106,600	5,260,710

		9,753,324

Auto Components—1.3%
Lear Corp.	129,000	4,867,170

Beverages—1.6%
Molson Coors Brewing Co. - Class B	140,300	5,837,883

Biotechnology—1.2%
Vertex Pharmaceuticals, Inc.*	80,600	4,507,152

Capital Markets—3.6%
Ameriprise Financial, Inc.	129,700	6,778,122
Invesco, Ltd.	283,800	6,413,880

		13,192,002

Chemicals—2.3%
Eastman Chemical Co.	172,700	8,698,899

Commercial Banks—4.3%
East West Bancorp, Inc.	170,300	3,995,238
Fifth Third Bancorp.	280,500	3,758,700
Regions Financial Corp.	452,200	3,052,350
Signature Bank* (a)	84,700	5,164,159

		15,970,447

Commercial Services & Supplies—1.0%
Corrections Corp. of America	126,000	3,710,700

Communications Equipment—1.7%
F5 Networks, Inc.*	45,000	4,480,200
Polycom, Inc.*	181,500	1,909,380

		6,389,580

Computers & Peripherals—2.7%
Lexmark International, Inc. - Class A (a)	121,300	3,224,154
NetApp, Inc.*	213,000	6,777,660

		10,001,814

Containers & Packaging—1.9%
Ball Corp.	174,400	7,159,120

Electronic Equipment, Instruments & Components—1.0%
TE Connectivity, Ltd.	110,300	3,519,673

Energy Equipment & Services—3.4%
Cameron International Corp.*	121,500	5,189,265
Rowan Cos. plc - Class A*	226,700	7,329,211

		12,518,476

Food & Staples Retailing—1.5%
Sysco Corp. (a)	187,900	5,601,299

Food Products—3.3%
H.J. Heinz Co. (a)	122,600	$6,666,988
Ralcorp Holdings, Inc.*	80,400	5,365,896

		12,032,884

Health Care Equipment & Supplies—3.8%
CareFusion Corp.*	202,200	5,192,496
Zimmer Holdings, Inc.	136,700	8,798,012

		13,990,508

Health Care Providers & Services—4.6%
Aetna, Inc.	90,800	3,520,316
AmerisourceBergen Corp.	227,100	8,936,385
Henry Schein, Inc.*	59,300	4,654,457

		17,111,158

Hotels, Restaurants & Leisure—3.3%
Darden Restaurants, Inc. (a)	84,800	4,293,424
Marriott International, Inc. - Class A (a)	201,600	7,902,720

		12,196,144

Household Durables—1.9%
Newell Rubbermaid, Inc.	382,500	6,938,550

Household Products—1.6%
Energizer Holdings, Inc.*	79,000	5,944,750

Insurance—2.4%
PartnerRe, Ltd.	64,700	4,895,849
Willis Group Holdings plc	107,400	3,919,026

		8,814,875

IT Services—4.7%
Amdocs, Ltd.*	194,900	5,792,428
Fidelity National Information Services, Inc.	225,100	7,671,408
Gartner, Inc. - Class A*	21,900	942,795
Vantiv, Inc. - Class A* (a)	124,000	2,887,960

		17,294,591

Life Sciences Tools & Services—1.7%
Agilent Technologies, Inc.	162,700	6,384,348

Machinery—5.5%
Dover Corp.	143,700	7,703,757
Parker Hannifin Corp.	98,900	7,603,432
SPX Corp.	78,500	5,127,620

		20,434,809

Media—1.5%
Interpublic Group of Cos., Inc. (The)	511,400	5,548,690

Metals & Mining—1.3%
Cliffs Natural Resources, Inc.	62,300	3,070,767
Walter Energy, Inc.	40,500	1,788,480

		4,859,247

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—3.0%
Macy’s, Inc.	324,900	$11,160,315

Oil, Gas & Consumable Fuels—3.0%
EQT Corp.	33,600	1,801,968
Marathon Petroleum Corp.	57,200	2,569,424
Noble Energy, Inc.	50,300	4,266,446
Rosetta Resources, Inc.* (a)	63,300	2,319,312

		10,957,150

Pharmaceuticals—1.3%
Medicis Pharmaceutical Corp. - Class A (a)	135,800	4,637,570

Real Estate Investment Trusts—4.8%
Duke Realty Corp.	181,200	2,652,768
Kilroy Realty Corp. (a)	131,700	6,375,597
Macerich Co. (The)	98,100	5,792,805
PS Business Parks, Inc.	42,600	2,884,872

		17,706,042

Real Estate Management & Development—0.8%
CBRE Group, Inc. - Class A*	191,300	3,129,668

Semiconductors & Semiconductor Equipment—4.2%
Marvell Technology Group, Ltd.	427,000	4,816,560
Microsemi Corp.*	162,400	3,002,776
Xilinx, Inc.	230,500	7,737,885

		15,557,221

Software—8.0%
Autodesk, Inc.*	233,100	8,156,169
BMC Software, Inc.*	221,000	9,432,280
Intuit, Inc.	142,400	8,451,440
Symantec Corp.*	244,400	3,570,684

		29,610,573

Specialty Retail—5.5%
AutoZone, Inc.*	30,225	11,097,713
Ross Stores, Inc.	146,400	9,145,608

		20,243,321

Trading Companies & Distributors—1.1%
WESCO International, Inc.* (a)	71,800	4,132,090

Total Common Stocks (Cost $361,211,092)		360,412,043

Preferred Stock—1.3%
Security Description	Shares/Par Amount	Value

Transportation Infrastructure—1.3%
Better Place LLC, Series B* (b)(d) (Cost—$3,539,700)	1,415,880	$4,686,563

Short-Term Investments—10.3%

Mutual Fund—9.4%
State Street Navigator Securities Lending Prime Portfolio (c)	34,960,098	34,960,098

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $3,407,003 on 07/02/12, collateralized by $3,280,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $3,475,508.	$3,407,000	3,407,000

Total Short-Term Investments (Cost $38,367,098)		38,367,098

Total Investments—109.0% (Cost $403,117,890#)		403,465,704
Other assets and liabilities (net)—(9.0)%		(33,305,724)

Net Assets—100.0%		$370,159,980

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $403,117,890. The aggregate unrealized appreciation and depreciation of investments were $22,120,978 and $(21,773,164), respectively, resulting in net unrealized appreciation of $347,814 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was on loan. As of June 30, 2012, the market value of securities loaned was $35,181,124 and the collateral received consisted of cash in the amount of $34,960,098. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 1.27% of net assets.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2012, the market value of restricted securities was $4,686,563, which is 1.3% of net assets. See details below.

Restricted Securities

	Acquisition Date	Par Amount	Cost	Value
Better Place LLC, Series B	04/22/10	$1,415,880	$3,539,700	$4,686,563

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$360,412,043	$—	$—	$360,412,043
Total Preferred Stock*	—	—	4,686,563	4,686,563
Short-Term Investments
Mutual Fund	34,960,098	—	—	34,960,098
Repurchase Agreement	—	3,407,000	—	3,407,000
Total Short-Term Investments	34,960,098	3,407,000	—	38,367,098
Total Investments	$395,372,141	$3,407,000	$4,686,563	$403,465,704

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Depreciation	Balance as of June 30, 2012	Change in Unrealized Depreciation from investments still held at June 30, 2012
Preferred Stock
Transportation Infrastructure	$6,428,095	$(1,741,532)	$4,686,563	$(1,741,532)

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at June 30, 2012	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Relationship Between Fair Value and Input; If Input Increases Then;
Preferred Stocks Transportation Infrastructure	$4,686,563
		Discounted Cash Flow	Weighted average cost of capital	22.5%		27.5%		24.2%		fair value would decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		fair value would increase
		Market Comparable Companies	Enterprise Value/Revenue	2.6	x	3.4	x	3.1	x	fair value would increase
			Discount for lack of marketability	15.0%		15.0%		15.0%		fair value would decrease

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Lazard Mid Cap Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$403,465,704
Cash		569
Receivable for investments sold		6,793,389
Receivable for shares sold		89,106
Dividends receivable		372,438

Total Assets		410,721,206
Liabilities
Payables for:
Investments purchased	$4,944,857
Shares redeemed	233,100
Collateral for securities loaned	34,960,098
Accrued Expenses:
Management fees	209,326
Distribution and service fees—Class B	51,912
Distribution and service fees—Class E	2,659
Administration fees	1,668
Custodian and accounting fees	6,291
Deferred trustees’ fees	29,886
Other expenses	121,429

Total Liabilities		40,561,226

Net Assets		$370,159,980

Net assets represented by
Paid in surplus		$569,963,885
Accumulated net realized loss		(201,029,984)
Unrealized appreciation on investments		347,814
Undistributed net investment income		878,265

Net Assets		$370,159,980

Net Assets
Class A		$90,689,150
Class B		257,670,722
Class E		21,800,108
Capital Shares Outstanding*
Class A		8,229,861
Class B		23,528,312
Class E		1,983,067
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$11.02
Class B		10.95
Class E		10.99

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $403,117,890.
(b)	Includes securities loaned at value of $35,181,124.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$2,595,310
Interest (a)		40,106

Total investment income		2,635,416

Expenses
Management fees	$1,347,126
Administration fees	6,465
Custodian and accounting fees	18,864
Distribution and service fees—Class B	330,521
Distribution and service fees—Class E	17,411
Audit and tax services	18,471
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	61,277
Miscellaneous	3,846

Total expenses	1,840,492
Less broker commission recapture	(59,413)

Net expenses	1,781,079

Net Investment Income		854,337

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		12,383,110
Net change in unrealized depreciation on investments		(1,491,852)

Net realized and unrealized gain on investments		10,891,258

Net Increase in Net Assets From Operations		$11,745,595

(a)	Includes net income on securities loaned of $39,605.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Lazard Mid Cap Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$854,337	$2,202,052
Net realized gain on investments and futures contracts	12,383,110	144,797,761
Net change in unrealized depreciation on investments	(1,491,852)	(137,013,477)

Net increase in net assets resulting from operations	11,745,595	9,986,336

Distributions to Shareholders
From net investment income
Class A	(619,050)	(4,806,488)
Class B	(1,074,444)	(1,936,487)
Class E	(108,871)	(212,681)

Net decrease in net assets resulting from distributions	(1,802,365)	(6,955,656)

Net decrease in net assets from capital share transactions	(9,823,080)	(442,779,098)

Net Increase (Decrease) in net assets	120,150	(439,748,418)

Net Assets
Net assets at beginning of period	370,039,830	809,788,248

Net assets at end of period	$370,159,980	$370,039,830

Undistributed net investment income at end of period	$878,265	$1,826,293

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	252,852	$2,916,256	2,469,122	$28,967,265
Reinvestments	53,137	619,050	399,874	4,806,488
Redemptions	(1,024,904)	(11,717,409)	(39,044,689)	(473,535,794)

Net decrease	(718,915)	$(8,182,103)	(36,175,693)	$(439,762,041)

Class B
Sales	2,089,145	$24,180,618	4,130,468	$46,374,490
Reinvestments	92,785	1,074,444	162,049	1,936,487
Redemptions	(2,224,659)	(25,359,303)	(4,232,217)	(47,307,209)

Net increase (decrease)	(42,729)	$(104,241)	60,300	$1,003,768

Class E
Sales	47,227	$534,539	193,371	$2,203,347
Reinvestments	9,369	108,871	17,738	212,681
Redemptions	(190,983)	(2,180,146)	(568,792)	(6,436,853)

Net decrease	(134,387)	$(1,536,736)	(357,683)	$(4,020,825)

Decrease derived from capital shares transactions		$(9,823,080)		$(442,779,098)

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Lazard Mid Cap Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.74		$11.42	$9.36	$6.93	$12.17	$13.74

Income (Loss) From Investment Operations
Net investment income (a)	0.04		0.05	0.12	0.09	0.17	0.13
Net realized and unrealized gain (loss) on investments	0.31		(0.62)	2.05	2.45	(4.48)	(0.33)

Total from investment operations	0.35		(0.57)	2.17	2.54	(4.31)	(0.20)

Less Distributions
Distributions from net investment income	(0.07)		(0.11)	(0.11)	(0.11)	(0.13)	(0.09)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.80)	(1.28)

Total distributions	(0.07)		(0.11)	(0.11)	(0.11)	(0.93)	(1.37)

Net Asset Value, End of Period	$11.02		$10.74	$11.42	$9.36	$6.93	$12.17

Total Return (%) (e)	3.25	(b)	(5.13)	23.25	37.14	(38.15)	(2.47)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.78	(c)	0.75	0.73	0.74	0.74	0.76
Ratio of net expenses to average net assets (%) (d)	0.78	(c)	0.75	0.73	0.74	0.72	0.75
Ratio of net investment income to average net assets (%)	0.62	(c)	0.43	1.18	1.17	1.80	0.96
Portfolio turnover rate (%)	62.9	(b)	84.9	73.8	75.2	97.4	89.9
Net assets, end of period (in millions)	$90.7		$96.1	$515.1	$344.5	$575.4	$550.8

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.66		$11.33	$9.30	$6.89	$12.10	$13.65

Income (Loss) From Investment Operations
Net investment income (a)	0.02		0.04	0.09	0.07	0.15	0.09
Net realized and unrealized gain (loss) on investments	0.32		(0.63)	2.03	2.43	(4.46)	(0.31)

Total from investment operations	0.34		(0.59)	2.12	2.50	(4.31)	(0.22)

Less Distributions
Distributions from net investment income	(0.05)		(0.08)	(0.09)	(0.09)	(0.10)	(0.05)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.80)	(1.28)

Total distributions	(0.05)		(0.08)	(0.09)	(0.09)	(0.90)	(1.33)

Net Asset Value, End of Period	$10.95		$10.66	$11.33	$9.30	$6.89	$12.10

Total Return (%) (e)	3.12	(b)	(5.28)	22.86	36.76	(38.30)	(2.71)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.03	(c)	1.00	0.98	0.99	0.99	1.00
Ratio of net expenses to average net assets (%) (d)	1.03	(c)	1.00	0.98	0.99	0.97	0.99
Ratio of net investment income to average net assets (%)	0.38	(c)	0.39	0.90	0.91	1.50	0.67
Portfolio turnover rate (%)	62.9	(b)	84.9	73.8	75.2	97.4	89.9
Net assets, end of period (in millions)	$257.7		$251.3	$266.5	$212.2	$150.0	$243.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Lazard Mid Cap Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.70		$11.38	$9.33	$6.91	$12.13	$13.69

Income (Loss) From Investment Operations
Net investment income (a)	0.03		0.05	0.10	0.08	0.16	0.10
Net realized and unrealized gain (loss) on investments	0.31		(0.64)	2.04	2.43	(4.47)	(0.31)

Total from investment operations	0.34		(0.59)	2.14	2.51	(4.31)	(0.21)

Less Distributions
Distributions from net investment income	(0.05)		(0.09)	(0.09)	(0.09)	(0.11)	(0.07)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.80)	(1.28)

Total distributions	(0.05)		(0.09)	(0.09)	(0.09)	(0.91)	(1.35)

Net Asset Value, End of Period	$10.99		$10.70	$11.38	$9.33	$6.91	$12.13

Total Return (%) (e)	3.19	(b)	(5.27)	23.07	36.90	(38.24)	(2.64)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.93	(c)	0.90	0.88	0.89	0.89	0.90
Ratio of net expenses to average net assets (%) (d)	0.93	(c)	0.90	0.88	0.89	0.88	0.89
Ratio of net investment income to average net assets (%)	0.47	(c)	0.48	1.03	1.01	1.58	0.76
Portfolio turnover rate (%)	62.9	(b)	84.9	73.8	75.2	97.4	89.9
Net assets, end of period (in millions)	$21.8		$22.7	$28.2	$21.4	$18.0	$38.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Lazard Mid Cap Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-11

Met Investors Series Trust

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-12

Met Investors Series Trust

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, futures transactions, foreign currency transactions, deferred trustees’ compensation, capital loss carryforwards, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general

MIST-13

Met Investors Series Trust

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Lazard Asset Management LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,347,126	0.700%	First $500 million
	0.675%	$500 million to $1 billion
	0.600%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$235,739,719	$—	$239,053,517

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate,

MIST-14

Met Investors Series Trust

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2012, the Portfolio did not enter into futures contracts. At June 30, 2012, the Portfolio did not hold any open futures contracts.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$6,955,656	$6,079,457	$—	$—	$6,955,656	$6,079,457

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$1,851,360	$—	$374,931	$(211,948,358)	$(209,722,067)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total
$39,276,754	$172,671,604	$211,948,358

MIST-15

Met Investors Series Trust

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-16

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-17

Met Investors Series Trust

Lazard Mid Cap Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

Simplify your life…

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Met Investors Series Trust Legg Mason ClearBridge Aggressive Growth Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Legg Mason ClearBridge Aggressive Growth Portfolio returned 10.86%, 10.77%, and 10.77%, respectively. The Portfolio’s benchmark, the Russell 3000 Growth Index1, returned 9.98% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The stock market rose strongly in the first quarter with double-digit percentage gains in both the S&P 500 Index and the Nasdaq Composite Index. Soon after it began, the second quarter experienced a series of corrections that erased much of the market’s gains for the year and caused a buildup in negative market sentiment, but not of similar magnitude to the 2010 and 2011 corrections. April and May saw market volatility rise and share prices fall as concerns over the European debt crisis and a slowing United States (“U.S.”) recovery led many investors to flee the equity markets. However, as the situation in Europe appeared to stabilize, June saw a modest recovery for the domestic stock market. As measured by the S&P 500 Index, stocks rose 4.12% for the month of June, declined 2.75% for the second quarter as a whole, and gained 9.49% for the first half of the year.

PORTFOLIO REVIEW/PERIOD END POSITIONING

For the six months ended June 30, 2012, overall stock selection made a positive contribution to Portfolio performance relative to the benchmark, while overall sector allocation detracted from relative performance. Stock selection in the Health Care and Consumer Discretionary sectors helped the Portfolio’s relative performance as did an overweight position in the Health Care sector and an underweight position in the Industrials sector. Underweight positions in the Financials and Information Technology sectors, an overweight position in the Energy sector and stock selection in the Energy, Materials and Information Technology sectors detracted from the Portfolio’s relative performance.

In terms of individual holdings, the leading contributors to performance included Biogen Idec Inc., UnitedHealth Group Inc., Amgen Inc. in the Health Care sector, Comcast Corp. in the Consumer Discretionary sector and Seagate Technology plc in the Information Technology sector. Leading detractors from performance included Anadarko Petroleum Corp. and Weatherford International Ltd. in the Energy sector, SanDisk Corp. in the Information Technology sector, Valeant Pharmaceuticals International Inc. in the Health Care sector and Pall Corp. in the Industrials sector.

During the first quarter, one of our holdings in the Industrials sector, Tyco International Ltd., announced a plan in late March to sell its pipe and valve unit to pump and filter manufacturer Pentair Inc. in a transaction that is widely viewed as very favorable for Tyco shareholders. News of the deal followed Tyco’s previously announced plan to split into three public companies focused on home security systems; pipes and valves; and fire-protection and safety equipment.

Within the Health Care sector, several of our holdings recently announced significant progress in enhancing their pipelines of products in development. Biogen Idec Inc., a biotechnology company that produces therapies in the areas of oncology, neurology and immunology, filed for U.S. Food & Drug Administration (“FDA”) approval of BG12, a new oral drug for the treatment of multiple sclerosis. Another of our biotechnology holdings, Vertex Pharmaceuticals Inc., announced that the FDA had approved its new treatment for cystic fibrosis, Kalydeco, during the quarter.

In addition, a number of our holdings continued positive operating momentum and made substantial progress in creating value for shareholders. We attributed our solid results for the first quarter to specific actions of our portfolio companies to improve their products or services, return cash to shareholders, or undertake prudent and accretive mergers and acquisitions.

During the six-month period, we initiated a position in Facebook Inc. in the Information Technology sector. We closed out positions in Charming Shoppes in the Consumer Discretionary sector after its takeover bid and Cirrus Logic Inc. and Standard Microsystems Corp. in the Information Technology sector, the latter also the object of a takeover bid.

There were no structural changes to the Portfolio’s discipline or strategy during the reporting period. The Portfolio’s time-tested approach has navigated many volatile markets. We continue to be especially diligent at this time in focusing on the fundamentals of the companies that we hold and reiterating our conviction in continuing to maintain each investment. Our goal continues to be focusing on what we feel are dominant franchises with primarily self-financing business models that are best able to grow earnings/cash flows on a sustainable basis.

Compared with the benchmark index at June 30, 2012, the Portfolio was significantly overweight in the Health Care (38.8%) and Energy (16.5%) sectors and significantly underweight in the Information Technology (15.3%) and Consumer Staples (no holdings) sectors. The Portfolio also had no holdings in the Financials, Telecommunication Services and Utilities sectors. As always, sector allocation in the Portfolio is a byproduct of the Portfolio Management team’s stock selection process.

Richard Freeman, Senior Portfolio Manager

Evan Bauman, Portfolio Manager

Portfolio Managers

ClearBridge Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO MANAGED BY

CLEARBRIDGE ADVISORS, LLC VS. RUSSELL 3000 GROWTH INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Legg Mason ClearBridge Aggressive Growth Portfolio
Class A	10.86	1.74	2.40	4.98	—
Class B	10.77	1.46	2.13	4.72	—
Class E	10.77	1.54	2.24	—	6.42
Russell 3000 Growth Index[1]	9.98	5.05	2.79	6.13	—

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A shares is 1/2/2002. Inception of Class B shares is 2/12/2001. Inception of Class E shares is 4/17/2003.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Biogen Idec, Inc.	10.3
UnitedHealth Group, Inc.	9.8
Comcast Corp.—Special Class A	7.3
Anadarko Petroleum Corp.	6.8
Amgen, Inc.	6.2
Forest Laboratories, Inc.	4.0
Weatherford International, Ltd.	3.8
Core Laboratories N.V.	3.5
Tyco International, Ltd.	2.9
Broadcom Corp.—Class A	2.5

Top Sectors

% of Market Value of Total Investments
Health Care	39.0
Consumer Discretionary	18.3
Energy	16.5
Information Technology	15.4
Industrials	8.5
Materials	1.4
Cash & Cash Equivalents	0.9

MIST-2

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Legg Mason ClearBridge Aggressive Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.64%	$1,000.00	$1,108.60	$3.36
	Hypothetical*	0.64%	1,000.00	1,021.68	3.22

Class B	Actual	0.89%	$1,000.00	$1,107.70	$4.66
	Hypothetical*	0.89%	1,000.00	1,020.44	4.47

Class E	Actual	0.79%	$1,000.00	$1,107.70	$4.14
	Hypothetical*	0.79%	1,000.00	1,020.94	3.97

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
L-3 Communications Holdings, Inc. (a)	343,600	$25,429,836

Biotechnology—19.8%
Amgen, Inc.	1,030,700	75,282,328
Biogen Idec, Inc.*	857,700	123,834,726
BioMimetic Therapeutics, Inc.*	229,340	603,164
Human Genome Sciences, Inc.* (a)	635,770	8,347,660
ImmunoGen, Inc.* (a)	192,900	3,236,862
Isis Pharmaceuticals, Inc.* (a)	188,435	2,261,220
Vertex Pharmaceuticals, Inc.*	442,572	24,748,627

		238,314,587

Communications Equipment—0.1%
Arris Group, Inc.*	122,915	1,709,748

Computers & Peripherals—4.6%
SanDisk Corp.*	726,590	26,506,003
Seagate Technology plc (a)	1,156,900	28,610,137

		55,116,140

Construction & Engineering—1.0%
Fluor Corp.	244,810	12,078,925

Electronic Equipment, Instruments & Components—2.4%
Dolby Laboratories, Inc. - Class A*	230,000	9,499,000
TE Connectivity, Ltd.	613,525	19,577,583

		29,076,583

Energy Equipment & Services—9.6%
Core Laboratories N.V. (a)	364,600	42,257,140
National Oilwell Varco, Inc.	435,678	28,075,090
Weatherford International, Ltd.*	3,626,700	45,805,221

		116,137,451

Health Care Equipment & Supplies—2.6%
Covidien plc	572,825	30,646,138

Health Care Providers & Services—9.8%
UnitedHealth Group, Inc.	2,010,600	117,620,100

Industrial Conglomerates—2.9%
Tyco International, Ltd.	666,425	35,220,561

Internet & Catalog Retail—1.3%
Liberty Interactive Corp. - Class A*	890,200	15,836,658

Internet Software & Services—0.1%
Facebook, Inc.*	43,600	1,356,832

Machinery—2.4%
Pall Corp.	531,300	29,120,553

Media—17.0%
AMC Networks, Inc. - Class A*	393,825	14,000,479
Cablevision Systems Corp. - Class A (a)	1,574,000	20,918,460

Security Description	Shares	Value

Media—(Continued)
CBS Corp. - Class B	162,600	$5,330,028
Comcast Corp. - Class A	392,000	12,532,240
Comcast Corp. - Special Class A	2,413,100	75,771,340
DIRECTV - Class A*	505,975	24,701,700
Liberty Global, Inc. - Class A*	139,200	6,908,496
Liberty Media Corp. - Liberty Capital - Class A*	233,198	20,500,436
Madison Square Garden Co. (The) - Class A* (a)	430,050	16,101,072
Viacom, Inc. - Class B	159,900	7,518,498

		204,282,749

Metals & Mining—1.4%
Freeport-McMoRan Copper & Gold, Inc.	363,700	12,391,259
Nucor Corp. (a)	126,500	4,794,350

		17,185,609

Oil, Gas & Consumable Fuels—6.8%
Anadarko Petroleum Corp.	1,242,360	82,244,232

Pharmaceuticals—6.8%
Forest Laboratories, Inc.*	1,381,900	48,352,681
Teva Pharmaceutical Industries, Ltd. (ADR)	144,600	5,703,024
Valeant Pharmaceuticals International, Inc.*	611,170	27,374,304

		81,430,009

Semiconductors & Semiconductor Equipment—4.9%
Broadcom Corp. - Class A*	908,545	30,708,821
Cree, Inc.* (a)	495,300	12,714,351
Intel Corp.	603,948	16,095,214

		59,518,386

Software—3.2%
Advent Software, Inc.* (a)	8,700	235,857
Autodesk, Inc.*	425,300	14,881,247
Citrix Systems, Inc.*	275,600	23,133,864

		38,250,968

Total Common Stocks (Cost $963,313,857)		1,190,576,065

Short-Term Investments—8.9%

Mutual Fund—8.0%
State Street Navigator Securities Lending Prime Portfolio (b)	96,323,485	96,323,485

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $11,140,009 on 07/02/12 collateralized by $11,350,000 Federal Home Loan Bank at 0.280% due 08/13/13 with a value of $11,364,188	$11,140,000	$11,140,000

Total Short-Term Investments (Cost $107,463,485)		107,463,485

Total Investments—107.7% (Cost $1,070,777,342#)		1,298,039,550
Other assets and liabilities (net)—(7.7)%		(93,012,074)

Net Assets—100.0%		$1,205,027,476

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,070,777,342. The aggregate unrealized appreciation and depreciation of investments were $290,036,705 and $(62,774,497), respectively, resulting in net unrealized appreciation of $227,262,208 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $96,764,534 and the collateral received consisted of cash in the amount of $96,323,485. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,190,576,065	$—	$—	$1,190,576,065
Short-Term Investments
Mutual Fund	96,323,485	—	—	96,323,485
Repurchase Agreement	—	11,140,000	—	11,140,000
Total Short-Term Investments	96,323,485	11,140,000	—	107,463,485
Total Investments	$1,286,899,550	$11,140,000	$—	$1,298,039,550

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,298,039,550
Cash		700
Receivable for investments sold		3,575,935
Receivable for shares sold		146,950
Dividends receivable		601,409

Total Assets		1,302,364,544
Liabilities
Payables for:
Shares redeemed	$240,627
Collateral for securities loaned	96,323,485
Accrued expenses:
Management fees	590,277
Distribution and service fees— Class B	90,368
Distribution and service fees— Class E	2,152
Administration fees	3,980
Custodian and accounting fees	17,578
Deferred trustees’ fees	50,027
Other expenses	18,574

Total Liabilities		97,337,068

Net Assets		$1,205,027,476

Net assets represented by
Paid in surplus		$2,125,952,244
Accumulated net realized loss		(1,150,079,498)
Unrealized appreciation on investments		227,262,208
Undistributed net investment income		1,892,522

Net Assets		$1,205,027,476

Net Assets
Class A		$734,453,237
Class B		452,651,906
Class E		17,922,333
Capital Shares Outstanding*
Class A		85,019,091
Class B		53,582,120
Class E		2,103,694
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$8.64
Class B		8.45
Class E		8.52

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,070,777,342.
(b)	Includes securities loaned at value of $96,764,534.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$6,206,574
Interest (b)		99,326

Total investment income		6,305,900
Expenses
Management fees	$3,636,796
Administration fees	17,592
Custodian and accounting fees	40,554
Distribution and service fees—Class B	569,065
Distribution and service fees—Class E	13,761
Audit and tax services	25,956
Legal	21,708
Trustees’ fees and expenses	18,819
Shareholder reporting	28,521
Insurance	3,705
Miscellaneous	3,633

Total expenses	4,380,110
Less broker commission recapture	(12,781)

Net expenses	4,367,329

Net Investment Income		1,938,571

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		14,938,146

Net change in unrealized appreciation on investments		101,541,988

Net realized and unrealized gain on investments		116,480,134

Net Increase in Net Assets From Operations		$118,418,705

(a)	Net of foreign withholding taxes of $48,354.
(b)	Includes net income on securities loaned of $98,360.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,938,571	$1,889,851
Net realized gain on investments	14,938,146	4,064,992
Net change in unrealized appreciation (depreciation) on investments	101,541,988	(1,147,693)

Net increase in net assets resulting from operations	118,418,705	4,807,150

Distributions to Shareholders
From net investment income
Class A	(1,481,500)	(664,432)
Class B	(108,638)	—
Class E	(19,721)	—

Net decrease in net assets resulting from distributions	(1,609,859)	(664,432)

Net increase (decrease) in net assets from capital share transactions	(8,282,626)	306,433,964

Net Increase in Net Assets	108,526,220	310,576,682

Net Assets
Net assets at beginning of period	1,096,501,256	785,924,574

Net assets at end of period	$1,205,027,476	$1,096,501,256

Undistributed net investment income at end of period	$1,892,522	$1,563,810

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	6,688,112	$58,999,309	25,959,927	$215,759,091
Shares issued through acquisition	—	—	2,902,620	24,730,316
Reinvestments	170,287	1,481,500	80,245	664,432
Redemptions	(6,129,146)	(52,812,519)	(22,158,673)	(183,145,369)

Net increase	729,253	$7,668,290	6,784,119	$58,008,470

Class B
Sales	4,645,822	$38,328,759	17,411,881	$134,563,236
Shares issued through acquisition	—	—	20,821,320	173,649,815
Reinvestments	12,766	108,638	—	—
Redemptions	(6,322,599)	(53,277,154)	(9,703,410)	(74,924,554)

Net increase (decrease)	(1,664,011)	$(14,839,757)	28,529,791	$233,288,497

Class E
Sales	141,054	$1,179,944	1,022,547	$8,348,405
Shares issued through acquisition	—	—	1,320,788	11,107,831
Reinvestments	2,299	19,721	—	—
Redemptions	(273,662)	(2,310,824)	(551,821)	(4,319,239)

Net increase (decrease)	(130,309)	$(1,111,159)	1,791,514	$15,136,997

Increase (decrease) derived from capital shares transactions		$(8,282,626)		$306,433,964

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009	2008		2007
Net Asset Value, Beginning of Period	$7.81		$7.55	$6.09		$4.57	$7.54		$8.09

Income (Loss) From Investment Operations
Net investment income (a)	0.02		0.02	0.01		0.00 (b)	0.01		0.01
Net realized and unrealized gain (loss) on investments	0.83		0.25	1.45		1.53	(2.93)		0.22

Total from investment operations	0.85		0.27	1.46		1.53	(2.92)		0.23

Less Distributions
Distributions from net investment income	(0.02)		(0.01)	(0.00	)(c)	(0.01)	(0.00	)(c)	(0.02)
Distributions from net realized capital gains	0.00		0.00	0.00		0.00	(0.05)		(0.76)

Total distributions	(0.02)		(0.01)	(0.00	)(c)	(0.01)	(0.05)		(0.78)

Net Asset Value, End of Period	$8.64		$7.81	$7.55		$6.09	$4.57		$7.54

Total Return (%) (f)	10.86	(d)	3.55	24.05		33.45	(38.95)		2.60

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.64	(e)	0.65	0.68		0.67	0.65		0.67
Ratio of net investment income to average net assets (%)	0.43	(e)	0.27	0.19		0.11	0.13		0.07
Portfolio turnover rate (%)	2.4	(d)	6.4	1.1		2.5	6.2		0.7
Net assets, end of period (in millions)	$734.5		$657.9	$585.2		$493.9	$580.9		$874.6

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$7.63		$7.39		$5.97		$4.49	$7.42	$7.98

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.01		0.00	(b)	0.00	(b)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.81		0.24		1.42		1.49	(2.87)	0.21

Total from investment operations	0.82		0.24		1.42		1.48	(2.88)	0.20

Less Distributions
Distributions from net investment income	(0.00	)(c)	0.00		0.00		0.00	0.00	0.00
Distributions from net realized capital gains	0.00		0.00		0.00		0.00	(0.05)	(0.76)

Total distributions	(0.00	)(c)	0.00		0.00		0.00	(0.05)	(0.76)

Net Asset Value, End of Period	$8.45		$7.63		$7.39		$5.97	$4.49	$7.42

Total Return (%) (f)	10.77	(d)	3.25		23.79		32.96	(39.05)	2.27

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.89	(e)	0.90		0.93		0.92	0.90	0.92
Ratio of net investment income to average net assets (%)	0.17	(e)	0.04		(0.06)		(0.16)	(0.13)	(0.18)
Portfolio turnover rate (%)	2.4	(d)	6.4		1.1		2.5	6.2	0.7
Net assets, end of period (in millions)	$452.7		$421.4		$197.5		$152.9	$120.4	$222.3

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009		2008		2007
Net Asset Value, Beginning of Period	$7.70		$7.44	$6.01		$4.51		$7.45		$8.01

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.01		0.01	0.00	(b)	(0.00	)(b)	(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss) on investments	0.82		0.25	1.43		1.50		(2.89)		0.21

Total from investment operations	0.83		0.26	1.43		1.50		(2.89)		0.20

Less Distributions
Distributions from net investment income	(0.01)		0.00	0.00		0.00		0.00		(0.00	)(c)
Distributions from net realized capital gains	0.00		0.00	0.00		0.00		(0.05)		(0.76)

Total distributions	(0.01)		0.00	0.00		0.00		(0.05)		(0.76)

Net Asset Value, End of Period	$8.52		$7.70	$7.44		$6.01		$4.51		$7.45

Total Return (%) (f)	10.77	(d)	3.49	23.79		33.26		(39.03)		2.32

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.79	(e)	0.80	0.83		0.82		0.80		0.82
Ratio of net investment income to average net assets (%)	0.27	(e)	0.18	0.00		(0.06)		(0.03)		(0.08)
Portfolio turnover rate (%)	2.4	(d)	6.4	1.1		2.5		6.2		0.7
Net assets, end of period (in millions)	$17.9		$17.2	$3.3		$3.0		$2.5		$4.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from net investment income were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Legg Mason ClearBridge Aggressive Growth Portfolio (the “Portfolio”), which is non-diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-10

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-11

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with ClearBridge Advisors, LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

MIST-12

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$3,636,796	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$44,466,453	$—	$27,757,132

The Portfolio engaged in security transactions with other accounts managed by ClearBridge Advisors, LLC that amounted to $3,474,942 in Purchases of investments which are included above.

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

MIST-13

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Acquisition

At the close of business on April 29, 2011, the Portfolio, with aggregate Class A, Class B and Class E net assets of $690,422,921, $266,377,246 and $3,993,204, respectively, acquired all of the assets and liabilities of Legg Mason Value Equity Portfolio of the Trust (“Legg Mason Value Equity”). The acquisition was accomplished by a tax-free exchange of 2,902,619 Class A shares of the Portfolio (valued at $24,730,316) for 3,555,394 Class A shares of Legg Mason Value Equity; 20,821,321 Class B shares of the Portfolio (valued at $173,649,815) for 24,981,757 of Class B shares of Legg Mason Value Equity; and 1,320,788 Class E shares of the Portfolio (value at $11,107,831) for 1,596,251 of Class E shares of Legg Mason Value Equity. Legg Mason Value Equity then distributed the Class A, B and E shares of the Portfolio that it received from the Portfolio to its shareholders by class. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. The reorganization was proposed because Legg Mason Value Equity had experienced a significant decline in assets, which, if it continued, would affect the Portfolio’s ability to maintain certain operational efficiencies. Legg Mason Value Equity’s net assets on April 29, 2011, were $24,730,316, $173,649,815 and $11,107,831 for Class A, Class B and Class E shares, respectively, including investments valued at $203,440,228 with a cost basis of $195,398,974. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from Legg Mason Value Equity were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Portfolio acquired $(968,634,364) in capital loss carry forwards from Legg Mason Value Equity.

The net assets of the Portfolio immediately after the acquisition were $1,170,281,333, which included $8,041,253 of acquired unrealized appreciation and $22,597 of acquired distributions in excess of net investment income.

Assuming the acquisition had been completed on January 1, 2011, the Portfolio’s pro-forma results of operations for the year ended December 31, 2011 are as follows:

(Unaudited)
Net Investment Income	$2,064,542	(a)
Net Realized and Unrealized Gain (Loss) on Investments	46,766,506	(b)

Net Increase in Assets From Operations	$48,831,048

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Legg Mason Value Equity that have been included in the Portfolio’s Statement of Operations since April 29, 2011.

(a)	$1,889,851 as reported plus $(22,597) Legg Mason Value Equity pre-merger, plus $79,285 in lower advisory fees, plus $118,003 of pro-forma eliminated other expenses.
(b)	$2,917,299 as reported plus $43,849,207 Legg Mason Value Equity pre-merger.

MIST-14

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$664,432	$319,182	$—	$—	$664,432	$319,182

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$1,609,841	$—	$125,519,682	$(1,164,817,106)	$(1,037,687,583)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2015	Expiring 12/31/2016		Expiring 12/31/2017	Expiring 12/31/2018	Total
$360,773,668*	$659,613,130	*	$130,530,096	$13,900,212	$1,164,817,106

*	The Portfolio acquired capital losses in its merger with Legg Mason Value Equity Portfolio on April 29, 2011.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-15

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-16

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-17

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Met Investors Series Trust Loomis Sayles Global Markets Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Loomis Sayles Global Markets Portfolio returned 8.26% and 8.17%, respectively. The Portfolio’s benchmarks, the MSCI World Index1 and the Citigroup World Government Bond Index2 (WGBI), returned 5.91% and 0.41%, respectively over the same period. A blend of the MSCI World Index1 (60%) and the Citi WGBI2 (40%), returned 3.87%.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2012 has been an interesting ride for global equity markets. Markets have been volatile as investors continue to digest a myriad of issues including the European debt crisis and a slowdown in China. Regardless of the volatility, most equity markets have been able to post positive returns for the first six months of the year.

During this period, we saw a shift in the market’s appetite for risk. The first three months of the period benefited from modest improvements in macroeconomic data, given better liquidity conditions and indications of modest improvements expected in global growth. However, the uncertainty surrounding Europe and China turned the optimistic environment into one characterized by a risk-off sentiment. Additionally, the United States (“U.S.”) growth path also downshifted with weaker Gross Domestic Product (“GDP”) revisions and payroll figures. Corporate investment spending has remained anemic and although the health of balance sheets is good, it appears to be losing improving momentum.

PORTFOLIO REVIEW/PERIOD END POSITIONING

For the period, the equity sleeve of the Portfolio posted positive returns and outperformed its benchmark, the MSCI World Index, due primarily to strong stock selection in the Information Technology, Consumer Staples and Telecommunication Services sectors. The Portfolio’s largest positive contributors to the equity sleeve were Apple, Novo Nordisk (Denmark) and Priceline.com. Apple shares also rose after reporting a record quarterly profit driven by robust demand for its iPhone and iPad products. Investors were also positively anticipating the release of the company’s latest version of its iPad. Pharmaceutical company Novo Nordisk reported strong results, while also raising guidance. The company’s insulin franchise showed a recovery and sales of its Victoza drug were better than expected. Online travel company Priceline.com was also up after reporting a strong quarter, with hotel room-night growth particularly strong despite weak economic conditions in Europe.

On the downside, FMC Technologies, Arcos Dorados Holdings (Argentina) and Google were the largest detractors to performance in the period. Shares of FMC Technologies fell during the month after reporting operating margins for its largest segment that fell short of expectations. Longer-term growth appears to remain in tact. Arcos Dorados shares fell after reporting same store sale comparables that came in short of expectations. Shares of Google were down after the company reported revenue and profits that missed estimates, as international sales slowed.

Over the past six-months we made changes to the Portfolio’s positioning as was warranted by changing company fundamentals and the economic environment. Information Technology remains our most overweight sector and has contributed the most to excess return. Over the course of the time period, the individual company level decisions that we made resulted in a reduction in our Information Technology and Industrial weights. Our exposure to the Financials, Health Care and Telecommunication Services sectors has increased over the past six months.

Although most markets have posted positive returns for the first six months of the year, the returns have been hard fought, specifically for stock pickers like ourselves as stock prices have been more of a function of the macro headlines of the day, rather than company fundamentals. The European debt crisis persisted although with positive developments, while concerns on slowing growth in China spread fear worldwide, particularly in Emerging Markets. With these overhanging issues it has been difficult to gain traction in the equity markets.

In the fixed income sleeve of the Portfolio, security selection and sector allocation were the main drivers of outperformance for the first six months of 2012. While the U.S. investment grade (“IG”) Corporate market outperformed in the first part of the year, Corporates underperformed Governments in the latter half due to lackluster U.S. economic numbers and the never-ending European sovereign situation. However, IG credit performed well during the final month of the semi-annual period with spreads tightening on the back of the positive news coming out of the latest European Union (“EU”) summit. Selections within U.S. Manufacturing (i.e. K Hovnanian Enterprises 7.50% in U.S. Dollars (“USD”) and USG Corp 9.75% USD) and Financials (such as GMAC Secured and Ally Financial) positively contributed to the Portfolio’s performance. Our overweight to the Corporate sector and the High Yield allocation is captured in this bucket.

Currency and hedging allocation was another driver of outperformance. While our overweight to select emerging markets such as the Brazilian Real and Uruguayan Peso dragged on returns, our underweight in the Euro aided returns for the period. Our corresponding overweights to the Chilean Peso, Mexican Peso, New Zealand Dollar and Philippine Peso added to excess return. The Japanese Yen was an outperformer for the period and the hit to global growth adversely affected emerging market currencies and currencies linked to commodities. Another positive source of returns came from yield curve and duration positioning. Our longer than benchmark positioning in the U.S. Dollar pay arena, specifically U.S. Corporates, positively contributed to performance.

Country allocation detracted from returns during the period mainly due to our substantial overweight in U.S. local markets and underweight in European local markets. Our underweight to Japanese local markets and overweight to Mexican local markets helped performance.

MIST-1

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*—(Continued)

We reduced our credit beta positioning in the Portfolio as we sold Corporate debt including High Yield and emerging markets where permitted towards the end of the period. In the near-term, we are closely monitoring policy responses as well as regional politics. We currently remain underweight the Euro and as Chinese growth may be stabilizing, we are holding Korea. As U.S. Treasuries look range-bound and growth is positive, better quality BBB and BB rated U.S. Corporates remain a preferable holding. We feel that the global private sector remains defensive and fiscal stimulus is limited.

Regardless of this economic environment, we remain cautiously optimistic and committed to our investment process. We will continue to seek what we perceive to be our best individual stock opportunities, despite the macro economic environment.

Dan Fuss, CFA, CIC

Warren Koontz, CFA, CIC,

David Rolley, CFA

Portfolio Managers

Loomis, Sayles & Company L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO MANAGED BY

LOOMIS, SAYLES & COMPANY, L.P. VS. MSCI WORLD INDEX1 AND CITIGROUP WORLD GOVERNMENT BOND INDEX (WGBI)2

AVERAGE ANNUAL RETURN3 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[4]
Loomis Sayles Global Markets Portfolio
Class A	8.26	-1.96	5.57	6.88
Class B	8.17	-2.19	5.31	6.61
MSCI World Index[1]	5.91	-4.98	-2.96	0.43
Citigroup World Government Bond Index (WGBI)[2]	0.41	2.68	7.31	6.50

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI World Index is a capitalization weighted index that measures performance of stocks from developed countries around the world. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The Citigroup World Government Bond Index (WGBI) is market capitalization weighted and tracks total returns of government bonds in 21 countries globally.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of Class A and Class B shares is 5/1/2006. Index returns are based on an inception date of 5/1/2006.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Apple, Inc.	2.5
Ford Motor Co.	2.1
HCA, Inc. Series MTN	2.1
Novo Nordisk A.S. - Class B	2.1
Diageo plc	1.9
Oracle Corp.	1.9
PNC Financial Services Group, Inc.	1.7
American Express Co.	1.7
Google, Inc. - Class A	1.7
priceline.com, Inc.	1.7

Top Equity Sectors

% of Market Value of Total Investments
Financials	10.8
Information Technology	10.4
Consumer Staples	10.2
Health Care	7.2
Industrials	6.5

Top Fixed Income Sectors

% of Market Value of Total Investments
Domestic Bonds & Debt Securities	14.6
Foreign Bonds & Debt Securities	11.7
Convertible Bonds	2.5
Loan Participations	0.5
Municipals	0.2

MIST-3

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Global Markets Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.79%	$1,000.00	$1,082.60	$4.09
	Hypothetical*	0.79%	1,000.00	1,020.94	3.97

Class B	Actual	1.04%	$1,000.00	$1,081.70	$5.38
	Hypothetical*	1.04%	1,000.00	1,019.69	5.22

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—67.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Embraer S.A. (ADR)	75,394	$2,000,203
Precision Castparts Corp.	16,212	2,666,712

		4,666,915

Beverages—4.7%
Anheuser-Busch InBev N.V.	75,989	5,907,593
Coca-Cola Enterprises, Inc.	192,852	5,407,570
Diageo plc	291,062	7,487,651

		18,802,814

Biotechnology—1.2%
Vertex Pharmaceuticals, Inc.*	86,480	4,835,962

Chemicals—1.9%
Potash Corp. of Saskatchewan, Inc.	31,354	1,369,856
Praxair, Inc. (a)	57,098	6,208,266

		7,578,122

Commercial Banks—4.7%
Banco Santander Chile (ADR)	66,050	5,118,215
PNC Financial Services Group, Inc.	114,184	6,977,784
Standard Chartered plc	302,446	6,593,577

		18,689,576

Communications Equipment—1.0%
QUALCOMM, Inc.	75,908	4,226,557

Computers & Peripherals—2.5%
Apple, Inc.*	17,239	10,067,576

Consumer Finance—1.7%
American Express Co.	118,492	6,897,419

Diversified Financial Services—1.0%
Citigroup, Inc.	149,373	4,094,314

Diversified Telecommunication Services—2.4%
AT&T, Inc.	128,377	4,577,924
CenturyLink, Inc. (a)	126,964	5,013,808

		9,591,732

Energy Equipment & Services—4.1%
FMC Technologies, Inc.* (a)	123,848	4,858,557
National Oilwell Varco, Inc.	89,725	5,781,879
Schlumberger, Ltd.	86,476	5,613,157

		16,253,593

Food & Staples Retailing—1.3%
CVS Caremark Corp.	108,421	5,066,513

Food Products—1.4%
DE Master Blenders 1753 N.V.*	367,012	4,138,280
Hillshire Brands Co.	53,384	1,547,614

		5,685,894

Gas Utilities—0.7%
National Fuel Gas Co. (a)	60,911	$2,861,599

Health Care Equipment & Supplies—1.1%
Elekta AB - B Shares (a)	99,980	4,559,476

Hotels, Restaurants & Leisure—1.0%
Arcos Dorados Holdings, Inc. (a)	259,590	3,836,740

Independent Power Producers & Energy Traders—1.4%
Calpine Corp.*	345,875	5,710,396

Industrial Conglomerates—0.8%
Siemens AG	38,407	3,228,403

Insurance—1.4%
ACE, Ltd.	75,109	5,567,830

Internet & Catalog Retail—1.7%
priceline.com, Inc.* (a)	10,224	6,794,052

Internet Software & Services—3.6%
Baidu, Inc. (ADR)*	34,937	4,017,056
Google, Inc. - Class A*	11,796	6,842,506
Mail.ru Group, Ltd. (GDR) (144A)*	108,664	3,670,735

		14,530,297

Machinery—3.5%
Atlas Copco AB - A Shares	220,172	4,753,809
Caterpillar, Inc.	44,577	3,785,033
FANUC Corp.	33,600	5,520,387

		14,059,229

Metals & Mining—0.9%
Antofagasta plc	199,997	3,432,451

Multiline Retail—1.2%
S.A.C.I. Falabella	544,469	4,974,430

Oil, Gas & Consumable Fuels—2.3%
BG Group plc	202,018	4,134,871
Royal Dutch Shell plc (ADR)	76,575	5,163,452

		9,298,323

Personal Products—1.4%
Natura Cosmeticos S.A.	233,493	5,463,864

Pharmaceuticals—4.8%
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	2,290,968	4,525,365
Novo Nordisk A.S. - Class B	56,817	8,219,776
Sanofi	78,022	5,916,490
Valeant Pharmaceuticals International, Inc.*	9,742	436,344

		19,097,975

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Real Estate Management & Development—1.6%
Hang Lung Properties, Ltd.	652,000	$2,219,430
Jones Lang LaSalle, Inc.	61,482	4,326,488

		6,545,918

Semiconductors & Semiconductor Equipment—0.9%
Texas Instruments, Inc.	125,501	3,600,624

Software—3.1%
Microsoft Corp.	169,669	5,190,175
Oracle Corp.	249,826	7,419,832

		12,610,007

Specialty Retail—1.1%
CIA Hering	229,800	4,359,164

Textiles, Apparel & Luxury Goods—0.7%
Burberry Group plc	131,425	2,741,421

Tobacco—1.4%
British American Tobacco plc	109,838	5,590,570

Trading Companies & Distributors—1.0%
Mills Estruturas e Servicos de Engenharia S.A.	285,500	3,923,226

Wireless Telecommunication Services—2.6%
China Mobile, Ltd.	392,500	4,318,866
Vodafone Group plc	2,182,575	6,132,241

		10,451,107

Total Common Stocks (Cost $244,191,918)		269,694,089

Domestic Bonds & Debt Securities—14.4%

Aerospace & Defense—0.1%
Textron, Inc. 3.875%, 03/11/13 (EUR)	250,000	319,918

Airlines—0.8%
Delta Air Lines 2007-1 Pass Through Trust Class B
8.021%, 02/10/24	1,440,303	1,456,578
Class C
8.954%, 08/10/14	1,396,529	1,424,459
US Airways 2012-1 Class A Pass Through Trust
5.900%, 04/01/26 (a)	80,000	81,900
US Airways 2012-1 Class B Pass Through Trust
8.000%, 04/01/21	40,000	41,000

		3,003,937

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The)
7.000%, 05/15/22 (a)	225,000	225,844
7.000%, 03/15/28	1,228,000	1,169,670

		1,395,514

Automobiles—1.7%
Ford Motor Co.
6.625%, 10/01/28	4,330,000	$4,891,333
7.450%, 07/16/31 (a)	1,465,000	1,842,237

		6,733,570

Building Products—0.5%
Masco Corp.
7.750%, 08/01/29	200,000	210,049
6.500%, 08/15/32	30,000	28,917
USG Corp.
6.300%, 11/15/16	195,000	187,687
9.750%, 01/15/18	1,495,000	1,577,225

		2,003,878

Capital Markets—1.6%
Goldman Sachs Group, Inc. (The)
6.750%, 10/01/37	945,000	928,916
6.875%, 01/18/38 (GBP)	100,000	138,522
Jefferies Group, Inc.
5.125%, 04/13/18	100,000	98,000
6.875%, 04/15/21	480,000	485,091
6.450%, 06/08/27	50,000	48,000
6.250%, 01/15/36	175,000	159,250
Merrill Lynch & Co., Inc.
6.050%, 05/16/16	200,000	206,955
6.110%, 01/29/37	1,500,000	1,417,743
Morgan Stanley
5.375%, 11/14/13 (GBP)	240,000	383,544
5.750%, 01/25/21	1,600,000	1,580,298
Series GMTN
7.625%, 03/03/16 (AUD)	500,000	531,498
Series MTN
7.250%, 05/26/15 (AUD)	300,000	310,243

		6,288,060

Chemicals—0.0%
Hercules, Inc.
6.500%, 06/30/29	10,000	8,225
Incitec Pivot Finance LLC
6.000%, 12/10/19 (144A)	80,000	87,849

		96,074

Commercial Banks—0.1%
Wells Fargo & Co. 4.625%, 11/02/35 (GBP)	100,000	162,833
Series EMTN 4.875%, 11/29/35 (GBP)	100,000	145,229

		308,062

Commercial Services & Supplies—0.0%
RR Donnelley & Sons Co. 8.250%, 03/15/19 (a)	165,000	162,525

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Communications Equipment—0.0%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	$37,675

Consumer Finance—0.9%
Ally Financial, Inc. 8.000%, 12/31/18 (a)	448,000	498,400
8.000%, 11/01/31	653,000	768,907
SLM Corp. Series MTN 5.625%, 08/01/33	975,000	828,750
Springleaf Finance Corp.
Series MTN 5.900%, 09/15/12	100,000	100,125
5.850%, 06/01/13 (a)	245,000	236,425
5.400%, 12/01/15	390,000	326,625
5.750%, 09/15/16 (a)	600,000	480,000
6.900%, 12/15/17	230,000	184,718

		3,423,950

Diversified Financial Services—0.6%
Bank of America Corp. 5.490%, 03/15/19	100,000	101,982
4.750%, 05/06/19 (EUR) (b)	285,000	304,764
Series MTN 5.000%, 05/13/21	90,000	93,019
Citigroup, Inc. 6.250%, 06/29/17 (NZD)	300,000	240,291
General Electric Capital Corp. Series GMTN 7.625%, 12/10/14 (NZD)	850,000	729,878
International Lease Finance Corp. 5.875%, 04/01/19	50,000	50,117
6.250%, 05/15/19	1,055,000	1,075,045

		2,595,096

Diversified Telecommunication Services—1.0%
CenturyLink, Inc. 6.450%, 06/15/21	165,000	171,987
6.875%, 01/15/28	45,000	44,337
7.650%, 03/15/42	185,000	180,069
Series P 7.600%, 09/15/39	475,000	459,999
Level 3 Financing, Inc. 8.750%, 02/15/17	670,000	700,150
9.375%, 04/01/19	95,000	103,075
Qwest Capital Funding, Inc. 7.625%, 08/03/21	1,070,000	1,108,112
7.750%, 02/15/31	1,445,000	1,426,354

		4,194,083

Food & Staples Retailing—1.0%
New Albertsons, Inc. 7.450%, 08/01/29	5,470,000	4,047,800

Health Care Providers & Services—2.3%
HCA, Inc. 7.500%, 12/15/23	315,000	304,369
7.690%, 06/15/25	755,000	730,462

Health Care Providers & Services—(Continued)
HCA, Inc. 7.050%, 12/01/27	80,000	$72,400
7.500%, 11/06/33	5,060,000	4,769,050
Series MTN 7.580%, 09/15/25	1,375,000	1,320,000
7.750%, 07/15/36	1,420,000	1,341,900
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	775,775

		9,313,956

Hotels, Restaurants & Leisure—0.1%
MGM Resorts International 8.625%, 02/01/19 (144A) (a)	215,000	231,125

Household Durables—0.1%
K. Hovnanian Enterprises, Inc. 7.500%, 05/15/16	15,000	9,900
5.000%, 11/01/21 (144A)	700,000	491,750

		501,650

Independent Power Producers & Energy Traders —0.3%
Energy Future Holdings Corp. 5.550%, 11/15/14	630,000	455,175
6.500%, 11/15/24	1,620,000	781,650
6.550%, 11/15/34 (a)	120,000	55,500

		1,292,325

Industrial Conglomerates—1.3%
Momentive Specialty Chemicals, Inc. 8.375%, 04/15/16	3,030,000	2,681,550
9.200%, 03/15/21	1,910,000	1,633,050
7.875%, 02/15/23	899,000	705,715

		5,020,315

Insurance—0.2%
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	846,516

Metals & Mining—0.2%
Gerdau Holdings, Inc. 7.000%, 01/20/20 (144A) (a)	400,000	448,000
United States Steel Corp. 7.500%, 03/15/22 (a)	290,000	279,850

		727,850

Multiline Retail—0.0%
J.C. Penney Corp., Inc. 7.400%, 04/01/37	5,000	4,213
7.625%, 03/01/97	250,000	183,437

		187,650

Oil, Gas & Consumable Fuels—0.2%
Chesapeake Energy Corp. 6.625%, 08/15/20 (a)	5,000	4,975
6.875%, 11/15/20	5,000	4,950

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
NGC Corp. Capital Trust Series B 8.316%, 06/01/27 (c)	520,000	$87,100
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (144A)	500,000	500,898

		597,923

Real Estate Investment Trusts—0.5%
iStar Financial, Inc. 8.625%, 06/01/13	745,000	748,725
5.950%, 10/15/13	955,000	932,319
5.700%, 03/01/14	125,000	119,062
6.050%, 04/15/15 (a)	40,000	37,700
5.875%, 03/15/16	220,000	200,750

		2,038,556

Specialty Retail—0.0%
Toys “R” Us, Inc. 7.375%, 10/15/18	150,000	122,625

Trading Companies & Distributors—0.1%
UR Merger Sub Corp. 7.625%, 04/15/22 (144A)	190,000	199,500

Wireless Telecommunication Services—0.5%
Sprint Capital Corp. 6.900%, 05/01/19 (a)	735,000	694,575
6.875%, 11/15/28	1,250,000	1,012,500
8.750%, 03/15/32	350,000	320,250
Sprint Nextel Corp. 6.000%, 12/01/16 (a)	109,000	104,912

		2,132,237

Total Domestic Bonds & Debt Securities (Cost $54,693,146)		57,822,370

Foreign Bonds & Debt Securities—11.6%

Aerospace & Defense—0.1%
Finmeccanica S.p.A. 4.875%, 03/24/25 (EUR)	290,000	285,402

Automobiles—0.1%
Kia Motors Corp. 3.625%, 06/14/16 (144A)	300,000	308,313

Building Products—0.2%
Voto-Votorantim, Ltd. 6.750%, 04/05/21 (144A) (a)	300,000	330,000
Votorantim Cimentos S.A. 7.250%, 04/05/41 (144A)	600,000	606,000

		936,000

Chemicals—0.2%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A) (a)	200,000	206,500

Chemicals—(Continued)
LPG International, Inc. 7.250%, 12/20/15	175,000	$195,125
Mexichem S.A.B. de C.V. 8.750%, 11/06/19 (144A)	400,000	479,000

		880,625

Commercial Banks—1.5%
Akbank TAS 5.125%, 07/22/15 (144A)	100,000	102,380
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 04/04/17 (144A) (a)	150,000	149,625
Banco Santander Chile 6.500%, 09/22/20 (144A) (CLP)	250,000,000	477,134
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	247,318
Barclays Bank plc Series EMTN 3.680%, 08/20/15 (KRW)	220,000,000	192,575
Canara Bank, Ltd. 6.365%, 11/28/21 (b)	200,000	187,914
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	571,289
European Investment Bank 2.375%, 07/10/20 (CHF)	430,000	492,730
Export Credit Bank of Turkey 5.375%, 11/04/16 (144A) (a)	200,000	207,500
Export-Import Bank of Korea 4.000%, 11/26/15 (144A) (PHP)	8,000,000	189,891
Hana Bank 4.000%, 11/03/16 (144A)	200,000	210,221
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (b)	300,000	270,000
International Bank for Reconstruction & Development Series GMTN 2.300%, 02/26/13 (KRW)	1,190,000,000	1,031,693
Itau Unibanco Holding S.A. 6.200%, 12/21/21 (144A) (a)	300,000	313,500
Shinhan Bank 4.375%, 07/27/17 (144A)	300,000	320,314
Standard Chartered Bank Series EMTN 5.875%, 09/26/17 (EUR)	250,000	341,436
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/17 (144A)	200,000	203,500
Woori Bank Co., Ltd. 5.875%, 04/13/21 (144A)	200,000	223,647
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.188%, 10/13/15 (144A)	300,000	303,000

		6,035,667

Construction Materials—0.1%
Lafarge S.A. Series EMTN 4.750%, 03/23/20 (EUR)	225,000	275,133

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Consumer Finance—0.1%
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A) (a)	400,000	$403,849
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	140,000	149,968

		553,817

Distributors—0.0%
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	100,000	78,500

Diversified Financial Services—0.2%
Eksportfinans ASA 2.000%, 09/15/15	90,000	80,606
Fibria Overseas Finance, Ltd. 7.500%, 05/04/20 (144A) (a)	239,000	248,560
6.750%, 03/03/21 (144A)	150,000	151,200
Macquarie Bank, Ltd. 6.625%, 04/07/21 (144A)	500,000	502,163

		982,529

Diversified Telecommunication Services—0.4%
Axtel S.A.B. de C.V. 9.000%, 09/22/19 (144A)	720,000	482,400
Bell Canada 6.100%, 03/16/35 (144A) (CAD)	300,000	348,747
Brasil Telecom S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	156,460
British Telecommunications plc 5.750%, 12/07/28 (GBP)	150,000	260,967
Portugal Telecom International Finance B.V. Series EMTN 5.000%, 11/04/19 (EUR)	50,000	51,588
Telecom Italia Capital S.A. 6.000%, 09/30/34	350,000	270,375
Telefonica Emisiones SAU Series EMTN 4.375%, 02/02/16 (EUR)	140,000	164,751

		1,735,288

Electric Utilities—0.9%
CEZ A.S.	400,000	411,828
4.250%, 04/03/22 (144A)
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	300,000	334,875
6.375%, 10/21/16 (144A)	200,000	216,750
E.CL S.A.
5.625%, 01/15/21 (144A)	250,000	272,272
Emgesa S.A. E.S.P
8.750%, 01/25/21 (144A) (COP)	420,000,000	260,484
Empresas Publicas de Medellin E.S.P
7.625%, 07/29/19 (144A)	400,000	490,000
8.375%, 02/01/21 (144A) (COP)	1,200,000,000	728,356
Majapahit Holding B.V.
8.000%, 08/07/19 (144A)	400,000	484,000
7.750%, 01/20/20 (144A)	200,000	239,500

		3,438,065

Energy Equipment & Services—0.1%
MBPS Finance Co.
11.250%, 11/15/15 (144A)	200,000	$165,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/21 (144A) (a)	194,000	204,185

		369,435

Food Products—0.1%
BRF - Brasil Foods S.A. 5.875%, 06/06/22 (144A)	200,000	206,500

Gas Utilities—0.1%
China Resources Gas Group, Ltd.
4.500%, 04/05/22 (144A)	200,000	205,104
Transportadora de Gas del Sur S.A.
7.875%, 05/14/17 (144A)	345,000	243,225

		448,329

Household Durables—0.2%
Desarrolladora Homex S.A.B. de C.V.
9.750%, 03/25/20 (144A)	400,000	422,000
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750%, 02/03/22 (144A)	250,000	264,375

		686,375

Industrial Conglomerates—0.1%
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	200,000	207,881

Media—0.2%
Myriad International Holding B.V.
6.375%, 07/28/17 (144A)	100,000	110,696
Shaw Communications, Inc.
5.650%, 10/01/19 (CAD)	250,000	272,233
WPP 2008, Ltd.
6.000%, 04/04/17 (GBP)	160,000	282,661

		665,590

Metals & Mining—0.4%
ArcelorMittal
6.750%, 03/01/41	300,000	280,867
CSN Resources S.A.
6.500%, 07/21/20 (144A)	100,000	108,830
Hyundai Steel Co.
4.625%, 04/21/16 (144A)	400,000	416,095
Vale Overseas, Ltd.
6.875%, 11/21/36	694,000	808,478

		1,614,270

Multi-Utilities—0.1%
Veolia Environnement S.A. Series EMTN 5.125%, 05/24/22 (EUR)	200,000	281,575

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Multiline Retail—0.2%
Edcon Proprietary, Ltd.
3.912%, 06/15/14 (EUR) (b)	610,000	$701,552
Lotte Shopping Co., Ltd.
3.375%, 05/09/17 (144A)	200,000	203,590

		905,142

Oil, Gas & Consumable Fuels—0.6%
Adaro Indonesia PT
7.625%, 10/22/19 (144A)	400,000	428,000
Gazprom OAO Via Gaz Capital S.A.
4.950%, 05/23/16 (144A)	200,000	208,098
Korea National Oil Corp.
3.125%, 04/03/17 (144A)	200,000	204,444
OGX Petroleo e Gas Participacoes S.A.
8.500%, 06/01/18 (144A)	200,000	179,000
Pacific Rubiales Energy Corp.
7.250%, 12/12/21 (144A)	480,000	523,200
Pan American Energy LLC
7.875%, 05/07/21 (144A)	180,000	154,800
Petrobras International Finance Co. Series EMTN 6.250%, 12/14/26 (GBP)	200,000	330,461
Petroleos de Venezuela S.A.
5.375%, 04/12/27	600,000	337,500

		2,365,503

Paper & Forest Products—0.1%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22 (144A)	400,000	410,913

Road & Rail—0.2%
DP World, Ltd.
6.850%, 07/02/37 (144A)	500,000	493,750
Transnet SOC, Ltd.
4.500%, 02/10/16 (144A)	400,000	417,362

		911,112

Semiconductors & Semiconductor Equipment—0.0%
STATS ChipPAC, Ltd. 7.500%, 08/12/15 (144A)	150,000	161,250

Sovereign—5.0%
Argentine Republic Government International Bond
Series NY 8.280%, 12/31/33 (a)	626,891	413,748
Brazil Notas do Tesouro Nacional
Series B 6.000%, 05/15/15 (BRL)	715,000	820,162
Series F 10.000%, 01/01/21 (BRL)	1,635,000	815,992
Brazilian Government International Bond 8.500%, 01/05/24 (BRL)	350,000	189,943
Bundesrepublik Deutschland 3.750%, 01/04/17 (EUR)	895,000	1,293,511

Sovereign—(Continued)
Canadian Government Bond 3.500%, 06/01/13 (CAD)	205,000	$205,928
3.000%, 12/01/15 (CAD)	750,000	781,515
Hungary Government International Bond 6.375%, 03/29/21 (a)	190,000	186,010
Iceland Government International Bond 5.875%, 05/11/22 (144A) (a)	500,000	485,782
Indonesia Treasury Bond 11.500%, 09/15/19 (IDR)	2,901,000,000	406,534
Italy Buoni Poliennali Del Tesoro 5.000%, 03/01/22 (EUR)	220,000	265,620
Korea Treasury Bond Series 1409 5.000%, 09/10/14 (KRW)	1,000,000,000	903,907
Malaysia Government Bond 4.262%, 09/15/16 (MYR)	800,000	262,941
Series 0211 3.434%, 08/15/14 (MYR)	1,600,000	508,248
Series 0509 3.210%, 05/31/13 (MYR)	1,200,000	378,679
Mexican Bonos
8.000%, 12/17/15 (MXN)	14,050,000	1,160,145
8.500%, 12/13/18 (MXN)	3,000,000	267,128
6.500%, 06/10/21 (MXN)	3,500,000	283,774
8.500%, 11/18/38 (MXN)	6,500,000	589,519
Series M10 7.750%, 12/14/17 (MXN)	20,850,000	1,771,360
New Zealand Government Bond Series 521 6.000%, 05/15/21 (NZD)	1,000,000	962,445
Norwegian Government Bond Series 472 4.250%, 05/19/17 (NOK)	1,980,000	374,954
Series 473 4.500%, 05/22/19 (NOK)	4,280,000	849,129
Philippine Government International Bond 6.250%, 01/14/36 (PHP)	30,000,000	759,167
Poland Government International Bond 5.000%, 03/23/22	525,000	575,662
Republic of Latvia 5.250%, 02/22/17 (144A)	400,000	414,000
Singapore Government Bond
1.625%, 04/01/13 (SGD)	2,015,000	1,606,958
2.250%, 07/01/13 (SGD)	570,000	459,239
Spain Government Bond 4.250%, 10/31/16 (EUR)	250,000	299,771
Sweden Government Bond Series 1047 5.000%, 12/01/20 (SEK)	2,650,000	488,505
Turkey Government Bond 0.000%, 05/15/13 (TRY) (d)	500,000	256,149
Uruguay Government International Bond 5.000%, 09/14/18 (UYU)	5,000,000	386,182
4.375%, 12/15/28 (UYU)	4,890,329	257,189
3.700%, 06/26/37 (UYU)	2,700,000	178,335

		19,858,131

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A) (a)	500,000	$529,150

Tobacco—0.0%
BAT International Finance plc 3.250%, 06/07/22 (144A)	150,000	148,552

Trading Companies & Distributors—0.1%
Noble Group, Ltd. 6.750%, 01/29/20 (144A)	300,000	291,000

Wireless Telecommunication Services—0.2%
America Movil S.A.B. de C.V. 3.500%, 02/08/15 (CNH)	4,000,000	637,163
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A)	200,000	218,000

		855,163

Total Foreign Bonds & Debt Securities (Cost $45,331,735)		46,425,210

Convertible Bonds—2.5%

Automobiles—0.5%
Ford Motor Co. 4.250%, 11/15/16	1,305,000	1,820,475

Biotechnology—0.2%
Human Genome Sciences, Inc. 3.000%, 11/15/18	465,000	557,419

Communications Equipment—0.0%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	128,513

Diversified Telecommunication Services—0.3%
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A) (g)	1,015,000	1,218,000

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.750%, 12/15/25	365,000	481,344

Insurance—0.4%
Old Republic International Corp. 3.750%, 03/15/18	1,875,000	1,696,875

Machinery—0.1%
Meritor, Inc. 4.000%, 02/15/27 (e)	230,000	169,625
Trinity Industries, Inc. 3.875%, 06/01/36 (a)	45,000	44,606

		214,231

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 2.750%, 11/15/35	75,000	$68,906
2.500%, 05/15/37 (a)	50,000	43,063

		111,969

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp. 3.250%, 08/01/39	2,670,000	3,607,837

Total Convertible Bonds (Cost $8,106,393)		9,836,663

Convertible Preferred Stocks—0.8%

Automobiles—0.5%
General Motors Co. Series B 4.750%, 12/01/13 (a)	56,810	1,886,092

Diversified Telecommunication Services—0.3%
Lucent Technologies Capital Trust I 7.750%, 03/15/17	2,063	1,392,525

Total Convertible Preferred Stocks (Cost $4,217,837)		3,278,617

Loan Participations—0.5%

Air Freight & Logistics—0.1%
Flying Fortress, Inc. Term Loan 5.000%, 06/30/17 (b)	420,000	421,312

Oil, Gas & Consumable Fuels—0.4%
Chesapeake Energy Corp. Term Loan 8.500%, 12/02/17 (b)	1,585,000	1,573,929

Total Loan Participations (Cost $1,960,810)		1,995,241

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost—$1,364,697)	1,365,000	875,143

U.S. Treasury & Government Agencies—0.2%

U.S. Treasury—0.2%
U.S. Treasury Notes 0.250%, 02/15/15 (Cost—$805,046)	810,000	807,279

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Preferred Stock—0.2%

Security Description	Shares/Par Amount†	Value

Consumer Finance—0.2%
Ally Financial, Inc., Series G (144A)(Cost—$211,643)	906	$807,161

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Credit Suisse Mortgage Capital Certificates Series 2007-C5 Class AM 5.869%, 09/15/40 (b)	40,000	34,089

Total Mortgage-Backed Securities (Cost $33,615)		34,089

Short-Term Investments—10.4%

Mutual Fund—9.1%
State Street Navigator Securities Lending Prime Portfolio (f)	36,346,469	36,346,469

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $5,034,004 on 07/02/12, collateralized by $5,145,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $5,138,569.	5,034,000	5,034,000

Total Short-Term Investments (Cost $41,380,469)		41,380,469

Total Investments—108.1% (Cost $402,297,309#)		432,956,331
Other assets and liabilities (net)—(8.1)%		(32,305,582)

Net Assets—100.0%		$400,650,749

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $402,297,309. The aggregate unrealized appreciation and depreciation of investments were $46,351,862 and $(15,692,840), respectively, resulting in net unrealized appreciation of $30,659,022 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was on loan. As of June 30, 2012, the market value of securities loaned was $35,976,499 and the collateral received consisted of cash in the amount of $36,346,469. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Zero coupon bond.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Represents investment of collateral received from securities lending transactions.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2012, the market value of restricted securities was $1,218,000, which is 0.3% of net assets. See details below.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $28,334,123, which is 7.1% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GMTN)—	Global Medium-Term Note
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(MTN)—	Medium-Term Note
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(UYU)—	Uruguayan Peso

Restricted Securities

	Acquisition Date	Par Amount	Cost	Value
Level 3 Communications, Inc.	06/22/09	$1,015,000	$1,004,349	$1,218,000

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Countries Diversification as of June 30, 2012 (Unaudited)	% of Net Assets
United States	52.6%
United Kingdom	9.3%
Brazil	4.8%
Chile	2.8%
Netherlands	2.6%
Mexico	2.6%
Sweden	2.4%
Denmark	2.1%
Hong Kong	1.8%
France	1.6%

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,666,915	$—	$—	$4,666,915
Beverages	5,407,570	13,395,244	—	18,802,814
Biotechnology	4,835,962	—	—	4,835,962
Chemicals	7,578,122	—	—	7,578,122
Commercial Banks	12,095,999	6,593,577	—	18,689,576
Communications Equipment	4,226,557	—	—	4,226,557
Computers & Peripherals	10,067,576	—	—	10,067,576
Consumer Finance	6,897,419	—	—	6,897,419
Diversified Financial Services	4,094,314	—	—	4,094,314
Diversified Telecommunication Services	9,591,732	—	—	9,591,732
Energy Equipment & Services	16,253,593	—	—	16,253,593
Food & Staples Retailing	5,066,513	—	—	5,066,513
Food Products	1,547,614	4,138,280	—	5,685,894
Gas Utilities	2,861,599	—	—	2,861,599
Health Care Equipment & Supplies	—	4,559,476	—	4,559,476
Hotels, Restaurants & Leisure	3,836,740	—	—	3,836,740
Independent Power Producers & Energy Traders	5,710,396	—	—	5,710,396
Industrial Conglomerates	—	3,228,403	—	3,228,403
Insurance	5,567,830	—	—	5,567,830
Internet & Catalog Retail	6,794,052	—	—	6,794,052
Internet Software & Services	14,530,297	—	—	14,530,297
Machinery	3,785,033	10,274,196	—	14,059,229

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$—	$3,432,451	$—	$3,432,451
Multiline Retail	4,974,430	—	—	4,974,430
Oil, Gas & Consumable Fuels	5,163,452	4,134,871	—	9,298,323
Personal Products	5,463,864	—	—	5,463,864
Pharmaceuticals	4,961,709	14,136,266	—	19,097,975
Real Estate Management & Development	4,326,488	2,219,430	—	6,545,918
Semiconductors & Semiconductor Equipment	3,600,624	—	—	3,600,624
Software	12,610,007	—	—	12,610,007
Specialty Retail	4,359,164	—	—	4,359,164
Textiles, Apparel & Luxury Goods	—	2,741,421	—	2,741,421
Tobacco	—	5,590,570	—	5,590,570
Trading Companies & Distributors	3,923,226	—	—	3,923,226
Wireless Telecommunication Services	—	10,451,107	—	10,451,107
Total Common Stocks	184,798,797	84,895,292	—	269,694,089
Total Domestic Bonds & Debt Securities*	—	57,822,370	—	57,822,370
Total Foreign Bonds & Debt Securities*	—	46,425,210	—	46,425,210
Total Convertible Bonds*	—	9,836,663	—	9,836,663
Total Convertible Preferred Stocks*	3,278,617	—	—	3,278,617
Total Loan Participations*	—	1,995,241	—	1,995,241
Total Municipals	—	875,143	—	875,143
Total U.S. Treasury & Government Agencies*	—	807,279	—	807,279
Total Preferred Stock*	—	807,161	—	807,161
Total Mortgage-Backed Securities*	—	34,089	—	34,089
Short-Term Investments
Mutual Fund	36,346,469	—	—	36,346,469
Repurchase Agreement	—	5,034,000	—	5,034,000
Total Short-Term Investments	36,346,469	5,034,000	—	41,380,469
Total Investments	$224,423,883	$208,532,448	$—	$432,956,331

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$38,759	$—	$38,759
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(69,728)	—	(69,728)
Total Forward Contracts	$—	$(30,969)	$—	$(30,969)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forward contracts are valued on the unrealized appreciation/depreciation on the instrument.

Preferred Stocks in the amount of $649,517 were transferred from Level 1 to Level 2 due to the availability of a systematic fair valuation model factor.

MIST-14

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$432,956,331
Cash		1,256,011
Cash denominated in foreign currencies (c)		1,991,992
Receivable for investments sold		21,705
Receivable for shares sold		76,005
Dividends receivable		354,300
Interest receivable		2,045,966
Unrealized appreciation on forward foreign currency exchange contracts		38,759

Total Assets		438,741,069
Liabilities
Payables for:
Investments purchased	$1,052,633
Shares redeemed	204,644
Unrealized depreciation on forward foreign currency exchange contracts	69,728
Collateral for securities loaned	36,346,469
Accrued expenses:
Management fees	225,449
Distribution and service fees—Class B	45,866
Administration fees	1,767
Custodian and accounting fees	35,887
Deferred trustees’ fees	29,886
Other expenses	77,991

Total Liabilities		38,090,320

Net Assets		$400,650,749

Net assets represented by
Paid in surplus		$457,649,028
Accumulated net realized loss		(93,131,667)
Unrealized appreciation on investments and foreign currency transactions		30,614,521
Undistributed net investment income		5,518,867

Net Assets		$400,650,749

Net Assets
Class A		$172,066,222
Class B		228,584,527
Capital Shares Outstanding*
Class A		14,264,894
Class B		19,079,328
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$12.06
Class B		11.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $402,297,309.
(b)	Includes securities loaned at value of $35,976,499.
(c)	Identified cost of cash denominated in foreign currencies was $2,008,743.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$4,317,318
Interest (b)(c)		4,174,871

Total investment income		8,492,189
Expenses
Management fees	$1,434,243
Administration fees	6,810
Custodian and accounting fees	80,007
Distribution and service fees—Class B	291,597
Audit and tax services	29,888
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	24,839
Insurance	1,238
Miscellaneous	2,763

Total expenses	1,907,896
Less broker commission recapture	(5,474)

Net expenses	1,902,422

Net Investment Income		6,589,767

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		11,965,597
Foreign currency transactions		(301,295)

Net realized gain on investments and foreign currency transactions		11,664,302

Net change in unrealized appreciation on:
Investments		13,482,322
Foreign currency transactions		27,615

Net change in unrealized appreciation on investments and foreign currency transactions		13,509,937

Net realized and unrealized gain on investments and foreign currency transactions		25,174,239

Net Increase in Net Assets From Operations		$31,764,006

(a)	Net of foreign withholding taxes of $238,186.
(b)	Net of foreign withholding taxes of $3,868.
(c)	Includes net income on securities loaned of $127,621.

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$6,589,767	$8,432,624
Net realized gain on investments and foreign currency transactions	11,664,302	35,709,451
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	13,509,937	(50,678,061)

Net increase (decrease) in net assets resulting from operations	31,764,006	(6,535,986)

Distributions to Shareholders
From net investment income
Class A	(4,481,835)	(4,701,715)
Class B	(5,479,860)	(5,026,728)

Net decrease in net assets resulting from distributions	(9,961,695)	(9,728,443)

Net increase (decrease) in net assets from capital share transactions	(8,526,183)	34,841,716

Net Increase in Net Assets	13,276,128	18,577,287

Net Assets
Net assets at beginning of period	387,374,621	368,797,334

Net assets at end of period	$400,650,749	$387,374,621

Undistributed net investment income at end of period	$5,518,867	$8,890,795

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	242,293	$3,053,152	478,537	$5,759,664
Reinvestments	358,546	4,481,835	371,383	4,701,715
Redemptions	(1,130,767)	(13,790,905)	(1,897,233)	(22,688,395)

Net decrease	(529,928)	$(6,255,918)	(1,047,313)	$(12,227,016)

Class B
Sales	1,567,871	$19,208,510	7,850,420	$93,931,877
Reinvestments	440,857	5,479,860	399,581	5,026,728
Redemptions	(2,208,757)	(26,958,635)	(4,371,415)	(51,889,873)

Net increase (decrease)	(200,029)	$(2,270,265)	3,878,586	$47,068,732

Increase (decrease) derived from capital shares transactions		$(8,526,183)		$34,841,716

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.42		$11.84	$10.00	$7.29	$13.27	$10.36

Income (Loss) From Investment Operations
Net investment income (a)	0.21		0.27	0.23	0.27	0.25	0.24
Net realized and unrealized gain (loss) on investments	0.74		(0.39)	1.96	2.64	(5.00)	2.67

Total from investment operations	0.95		(0.12)	2.19	2.91	(4.75)	2.91

Less Distributions
Distributions from net investment income	(0.31)		(0.30)	(0.35)	(0.20)	(0.54)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.69)	0.00

Total distributions	(0.31)		(0.30)	(0.35)	(0.20)	(1.23)	0.00

Net Asset Value, End of Period	$12.06		$11.42	$11.84	$10.00	$7.29	$13.27

Total Return (%) (f)	8.26	(b)	(1.25)	22.39	41.00	(39.10)	28.09

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.79	(d)	0.80	0.79	0.76	0.73	0.74
Ratio of net expenses to average net assets (%) (e)	0.79	(d)	0.80	0.79	0.76	0.72	0.74
Ratio of net investment income to average net assets (%)	3.36	(d)	2.22	2.20	3.35	2.48	2.05
Portfolio turnover rate (%)	15.5	(b)	57.9	101.2	108.4	134.4	120.4
Net assets, end of period (in millions)	$172.1		$168.9	$187.6	$565.4	$680.0	$1,007.2

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.33		$11.77	$9.95	$7.24	$13.22	$10.34

Income (Loss) From Investment Operations
Net investment income (a)	0.19		0.24	0.19	0.25	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.75		(0.40)	1.96	2.64	(4.98)	2.65

Total from investment operations	0.94		(0.16)	2.15	2.89	(4.76)	2.88

Less Distributions
Distributions from net investment income	(0.29)		(0.28)	(0.33)	(0.18)	(0.53)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.69)	0.00

Total distributions	(0.29)		(0.28)	(0.33)	(0.18)	(1.22)	0.00

Net Asset Value, End of Period	$11.98		$11.33	$11.77	$9.95	$7.24	$13.22

Total Return (%) (f)	8.17	(b)	(1.48)	22.01	40.82	(39.26)	27.85

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.04	(d)	1.05	1.04	1.01	0.98	1.02
Ratio of net expenses to average net assets (%) (e)	1.04	(d)	1.05	1.04	1.01	0.97	1.02
Ratio of net investment income to average net assets (%)	3.11	(d)	1.99	1.83	2.95	2.23	1.94
Portfolio turnover rate (%)	15.5	(b)	57.9	101.2	108.4	134.4	120.4
Net assets, end of period (in millions)	$228.6		$218.5	$181.2	$101.6	$59.1	$79.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Loomis Sayles Global Markets Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-18

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-19

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards, forward transactions, Real Estate Investment Trust (REITs), premium amortization adjustment, contingent payment debt instrument adjustments, broker commission recapture, ASC-860 (Lehman Brothers counterparty gain/loss) adjustment and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve

MIST-20

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value. As of June 30, 2012, the Portfolio had no forward commitments and when-issued and delayed-delivery securities.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,434,243	0.700%	First $500 Million
	0.650%	$500 Million to $1 Billion
	0.600%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned

MIST-21

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$1,102,589	$60,589,048	$4,298,909	$65,762,277

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$38,759	Unrealized depreciation on forward foreign currency exchange contracts	$69,728

MIST-22

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain	Foreign Exchange
Foreign currency transactions	$10,790

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Foreign currency transactions	$(27,986)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$2,439,175

(a)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/13/2012	Credit Suisse London	530,000	BRL	$258,156	$262,506	$(4,350)
12/21/2012	Credit Suisse London	550,000	BRL	266,487	262,530	3,957
8/22/2012	Morgan Stanley & Co., Inc.	11,630,000	CNY	1,826,334	1,847,498	(21,164)
9/10/2012	Credit Suisse London	615,000,000	KRW	534,527	518,637	15,890

Net Unrealized Depreciation						$(5,667)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/19/2012	Credit Suisse London	750,000	AUD	$762,138	$740,603	$(21,535)
8/22/2012	Morgan Stanley & Co., Inc.	7,550,000	CNY	1,185,625	1,195,188	9,563
8/22/2012	Morgan Stanley & Co., Inc.	3,080,000	CNY	483,672	490,758	7,086
8/22/2012	Morgan Stanley & Co., Inc.	1,000,000	CNY	157,036	159,299	2,263
7/31/2012	Barclays Bank plc	1,230,000	NZD	982,742	966,188	(16,554)

Net Unrealized Depreciation						$(19,177)

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Depreciation
9/12/2012	Deutsche Bank AG	465,208	EUR	3,550,000	NOK	$(6,125)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CNY)—	Chinese Yuan
(EUR)—	Euro
(KRW)—	South Korea Won
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar

MIST-23

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$9,728,443	$23,759,543	$—	$—	$9,728,443	$23,759,543

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$9,961,535	$—	$15,282,595	$(104,019,653)	$(78,775,523)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $638,635 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total
$26,398,654	$77,620,999	$104,019,653

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-24

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-25

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-26

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Lord Abbett Bond Debenture Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Lord Abbett Bond Debenture Portfolio returned 5.94%, 5.89%, and 5.80%, respectively. The Portfolio’s benchmarks, the Barclays U.S. Aggregate Bond Index1, Bank of America Merrill Lynch High Yield Master II Constrained Index2 and the Hybrid Index3, returned 2.37%, 7.02%, and 6.05%, respectively over the same period.

MARKET ENVIRONMENT/CONDITIONS

The first two quarters of 2012 featured distinctly different environments for the fixed-income markets. The year started with strong momentum behind risk assets, such as equities, commodities, and high-yield bonds. Meanwhile, Treasury securities underperformed, with the 10-year yield rising from less than 2.00% at the start of the year to 2.38% toward the end of the first quarter. This environment was helped by the second tranche of the European Central Bank’s Long-Term Refinancing Operation (LTRO), which provided the region’s banks with more than €1 trillion in three-year loans. At the time, these loans alleviated some of the more acute funding pressures on the European banking system.

This positive sentiment faded by the start of the second quarter, however. At that point, with Greece’s fate within the eurozone still in question, Spain became the latest country to request external financial support. The €100 billion pledged to support Spain’s banking system did little to relieve the pressure on the country’s sovereign debt, as its yields remained near 7%.

In the United States, economic figures pointed to a decelerating economic expansion, with first quarter gross domestic product rising at an annual rate of 1.9%, down from 3.0% in the fourth quarter of 2011. Meanwhile, after monthly payroll additions averaged 225,000 in the first quarter of the year, the pace cooled significantly in April and May, with only 77,000 and 69,000 jobs added, respectively. In addition to the moderating economic figures, the outlook for inflation cooled after consumer prices were flat and wholesale prices declined in April. The combination of these factors in the second quarter of the year brought the long-term trend of declining interest rates into a new phase, as the yield on the 10-year Treasury note fell to a record low of less than 1.50%. Risk assets, such as Convertible and High Yield bonds, underperformed during the quarter.

At its recent meeting the Federal Open Market Committee announced a six-month extension of the Federal Reserve’s (the “Fed”) Maturity Extension Program (“Operation Twist”) which had been set to conclude at the end of June. An additional $267 billion in maturing Treasury debt and short-term bills and notes will be invested over the balance of this year in longer maturity Treasury paper to continue the effort to lower long-term interest rates. Fed chairman Ben Bernanke, in remarks to the press following the meeting, indicated that additional stimulus measures might be deployed if the unemployment rate does not show signs of improvement.

PORTFOLIO REVIEW/PERIOD END POSITIONING

For the period, lower-quality credits within the High Yield market outperformed higher-rated bonds. As the Portfolio remained underweight CCC-rated securities throughout the period, this detracted from relative performance. A majority of the industries contributed to absolute performance, but among the industries detracting the most from absolute performance were Metals/Mining excluding steel, Computer Hardware, and Department Stores. Among individual credits, one of the poorest performers was coal company James River Coal. Demand for coal in the U.S. has dropped dramatically amid plummeting prices for cheaper, cleaner natural gas.

The Portfolio’s overweight to its High Yield allocation helped relative performance as High Yield bonds posted solid positive returns during the period, outperforming Convertibles and Investment Grade Bonds. Regarding industries, advances were broad based across the Portfolio, and among those contributing the most were Software/Services, Telecom (Wireless), and Banking. Among individual credits, one of the best performers was First Data Corp., provider of electronic commerce and payment processing solutions.

At period end, the Portfolio’s asset allocation was approximately 66% High Yield, 18% Investment Grade, 14% Convertibles/equity-related, and 2% cash.

Christopher J. Towle, CFA, Partner & Director

Lord, Abbett & Co. LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

LORD ABBETT BOND DEBENTURE PORTFOLIO MANAGED BY

LORD, ABBETT & CO. LLC VS. BARCLAYS U.S. AGGREGATE BOND INDEX1,

BOFA MERRILL LYNCH HIGH YIELD MASTER II CONSTRAINED INDEX2 AND HYBRID INDEX3

AVERAGE ANNUAL RETURN4 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
Lord Abbett Bond Debenture Portfolio
Class A	5.94	5.94	7.63	8.31
Class B	5.89	5.64	7.36	8.05
Class E	5.80	5.72	7.46	8.15
Barclays U.S. Aggregate Bond Index[1]	2.37	7.47	6.79	5.63
BofA Merrill Lynch High Yield Master II Constrained Index[2]	7.02	6.45	8.35	9.93
Hybrid Index[3]	6.05	4.81	6.85	8.51

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

2 The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds with maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. This index limits any individual issuer to a maximum of 2% benchmark exposure.

3 The Hybrid Index is comprised of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Barclays Capital U.S. Aggregate Bond Index, 20% BofA Merrill Lynch All Convertible Index.

The BofA Merrill Lynch All Convertible Index is composed of approximately 700 issues of only convertible bonds and preferreds of all qualities.

4 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
Alliance Data Systems Corp.	1.0
SunGard Data Systems, Inc.	1.0
Crown Cork & Seal Co., Inc.	0.8
National Fuel Gas Co.	0.8
Nuveen Investments, Inc.	0.8
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	0.7
HCA, Inc.	0.7
DISH DBS Corp.	0.6
International Lease Finance Corp.	0.6
Sprint Capital Corp.	0.6

Top Sectors

% of Market Value of Total Investments
Domestic Bonds & Debt Securities	75.5
Foreign Bonds & Debt Securities	10.1
Convertible Bonds	9.9
Convertible Preferred Stocks	2.1
Common Stocks	1.2
Preferred Stocks	0.5
Cash & Cash Equivalents	0.3
Municipals	0.3
Warrants	0.1

MIST-2

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Lord Abbett Bond Debenture Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A
	Actual	0.54%	$1,000.00	$1,059.40	$2.76
	Hypothetical*	0.54%	1,000.00	1,022.18	2.72
Class B
	Actual	0.79%	$1,000.00	$1,058.90	$4.04
	Hypothetical*	0.79%	1,000.00	1,020.94	3.97
Class E
	Actual	0.69%	$1,000.00	$1,058.00	$3.53
	Hypothetical*	0.69%	1,000.00	1,021.43	3.47

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—74.5% of Net Assets

Security Description	Par Amount†	Value

Aerospace & Defense—1.9%
BE Aerospace, Inc. 5.250%, 04/01/22 (a)	4,425,000	$4,568,813
Esterline Technologies Corp. 6.625%, 03/01/17	2,275,000	2,363,156
7.000%, 08/01/20	2,100,000	2,320,500
GeoEye, Inc. 9.625%, 10/01/15 (a)	3,000,000	3,157,500
8.625%, 10/01/16	1,000,000	987,500
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	2,000,000	2,095,000
7.125%, 03/15/21	3,500,000	3,675,000
Spirit Aerosystems, Inc. 7.500%, 10/01/17	1,500,000	1,638,750
6.750%, 12/15/20	6,300,000	6,898,500
Triumph Group, Inc. 8.000%, 11/15/17	1,500,000	1,642,500

		29,347,219

Airlines—0.5%
Delta Air Lines 2010-2 Class A Pass-Through Trust Class 2A 4.950%, 05/23/19	778,786	827,459
UAL 2007-1 Pass Through Trust 6.636%, 07/02/22	1,694,843	1,771,111
United Air Lines, Inc. 9.875%, 08/01/13 (144A)	2,667,000	2,763,679
12.000%, 11/01/13 (144A)	2,000,000	2,095,000

		7,457,249

Auto Components—1.7%
Armored Autogroup, Inc. 9.500%, 11/01/18 (144A)	3,350,000	2,906,125
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	4,150,000	4,238,187
Cooper-Standard Automotive, Inc. 8.500%, 05/01/18 (a)	2,750,000	2,980,313
Dana Holding Corp. 6.500%, 02/15/19	2,750,000	2,935,625
6.750%, 02/15/21 (a)	2,500,000	2,712,500
Stanadyne Corp. Series 1 10.000%, 08/15/14	1,500,000	1,318,125
Stanadyne Holdings, Inc. 12.000%, 02/15/15 (b)	4,000,000	2,845,000
Stoneridge, Inc. 9.500%, 10/15/17 (144A)	1,725,000	1,778,906
Tenneco, Inc. 6.875%, 12/15/20	1,250,000	1,356,250
TRW Automotive, Inc. 8.875%, 12/01/17 (144A)	2,500,000	2,768,750

		25,839,781

Automobiles—0.5%
Chrysler Group LLC / CG Co.-Issuer Inc. 8.250%, 06/15/21 (a)	3,200,000	$3,304,000
Ford Motor Co. 7.450%, 07/16/31	3,000,000	3,772,500

		7,076,500

Biotechnology—0.1%
deCODE genetics, Inc. 3.500%, 04/15/11 (c) (d)	1,666,000	0
Grifols, Inc. 8.250%, 02/01/18	1,500,000	1,616,250

		1,616,250

Building Products—0.5%
Griffon Corp. 7.125%, 04/01/18	1,575,000	1,606,500
Masco Corp. 7.125%, 03/15/20	3,500,000	3,867,542
Owens Corning 9.000%, 06/15/19	1,625,000	2,028,856

		7,502,898

Capital Markets—2.1%
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21	600,000	610,583
5.750%, 01/24/22 (a)	3,000,000	3,172,647
Lazard Group LLC 7.125%, 05/15/15	4,300,000	4,698,653
Legg Mason, Inc. 5.500%, 05/21/19 (144A)	1,000,000	1,012,715
Morgan Stanley 4.750%, 03/22/17	2,130,000	2,127,540
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.625%, 03/15/20 (144A)	700,000	733,250
5.875%, 03/15/22 (144A) (a)	3,500,000	3,675,000
Nuveen Investments, Inc. 10.500%, 11/15/15	11,325,000	11,551,500
Raymond James Financial, Inc. 8.600%, 08/15/19	4,075,000	5,024,960

		32,606,848

Chemicals—1.8%
Airgas, Inc. 7.125%, 10/01/18	1,900,000	2,050,526
Celanese U.S. Holdings LLC 6.625%, 10/15/18 (a)	5,000,000	5,462,500
Chemtura Corp. 7.875%, 09/01/18 (a)	2,500,000	2,640,625
Huntsman International LLC 8.625%, 03/15/20 (a)	5,000,000	5,637,500
Momentive Performance Materials, Inc. 9.000%, 01/15/21 (a)	2,000,000	1,525,000

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Chemicals—(Continued)
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	4,900,000	$6,148,456
Scotts Miracle-Gro Co. (The) 6.625%, 12/15/20	4,500,000	4,848,750

		28,313,357

Commercial Banks—1.7%
Discover Bank 8.700%, 11/18/19	2,000,000	2,488,320
Fifth Third Capital Trust IV 6.500%, 04/15/37 (e)	4,200,000	4,189,500
Huntington Bancshares, Inc. 7.000%, 12/15/20	2,000,000	2,345,680
Regions Bank 7.500%, 05/15/18	1,500,000	1,691,250
6.450%, 06/26/37	4,000,000	3,940,000
SVB Financial Group 5.375%, 09/15/20 (a)	2,150,000	2,326,580
Synovus Financial Corp. 7.875%, 02/15/19	1,500,000	1,586,250
Wachovia Capital Trust III 5.570%, 12/31/49 (e)	3,143,000	3,013,351
Zions BanCorporation 7.750%, 09/23/14	4,800,000	5,208,499

		26,789,430

Commercial Services & Supplies—1.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.625%, 03/15/18	3,500,000	3,850,000
9.750%, 03/15/20 (a)	1,100,000	1,227,875
Brambles USA, Inc. 5.350%, 04/01/20 (144A)	3,350,000	3,753,528
Deluxe Corp. 7.375%, 06/01/15 (a)	3,900,000	3,978,000
Iron Mountain, Inc. 7.750%, 10/01/19 (a)	2,100,000	2,278,500
Steelcase, Inc. 6.375%, 02/15/21	3,000,000	3,185,391

		18,273,294

Communications Equipment—1.4%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	3,925,000	2,688,625
Avaya, Inc. 7.000%, 04/01/19 (144A) (a)	4,500,000	4,196,250
Brocade Communications Systems, Inc. 6.625%, 01/15/18	3,500,000	3,683,750
6.875%, 01/15/20	1,900,000	2,066,250
CommScope, Inc. 8.250%, 01/15/19 (144A)	4,525,000	4,807,812
ViaSat, Inc. 8.875%, 09/15/16 (a)	2,500,000	2,687,500

Communications Equipment—(Continued)
ViaSat, Inc. 6.875%, 06/15/20 (144A) (a)	2,000,000	$2,030,000

		22,160,187

Construction & Engineering—0.7%
Dycom Investments, Inc. 7.125%, 01/15/21	4,375,000	4,506,250
Great Lakes Dredge & Dock Corp. 7.375%, 02/01/19 (a)	2,300,000	2,311,500
MasTec, Inc. 7.625%, 02/01/17 (a)	3,000,000	3,127,500

		9,945,250

Construction Materials—0.1%
Louisiana-Pacific Corp. 7.500%, 06/01/20 (144A) (a)	1,500,000	1,578,750

Consumer Finance—1.1%
Ally Financial, Inc. 8.300%, 02/12/15	4,000,000	4,370,000
7.500%, 09/15/20 (a)	2,000,000	2,255,000
Capital One Capital VI 8.875%, 05/15/40	6,250,000	6,382,813
Ford Motor Credit Co. LLC 5.875%, 08/02/21 (a)	1,450,000	1,616,013
Hyundai Capital America 3.750%, 04/06/16 (144A)	850,000	881,998
SLM Corp. Series MTN 6.250%, 01/25/16	1,300,000	1,371,500

		16,877,324

Containers & Packaging—2.6%
AEP Industries, Inc. 8.250%, 04/15/19	2,500,000	2,612,500
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	11,000,000	11,715,000
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A)	3,000,000	3,015,000
Packaging Dynamics Corp. 8.750%, 02/01/16 (144A)	1,500,000	1,582,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.500%, 05/15/18 (144A) (a)	7,500,000	7,387,500
7.125%, 04/15/19 (144A)	2,000,000	2,105,000
9.875%, 08/15/19 (144A) (a)	1,650,000	1,713,938
Rock-Tenn Co. 4.900%, 03/01/22 (144A) (a)	400,000	412,867
Sealed Air Corp. 8.375%, 09/15/21 (144A) (a)	3,200,000	3,632,000
6.875%, 07/15/33 (144A)	3,000,000	2,895,000
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	2,200,000	2,227,500

		39,298,805

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Distributors—0.2%
VWR Funding, Inc. 10.250%, 07/15/15 (e) (f)	3,000,000	$3,105,000

Diversified Consumer Services—0.2%
Affinion Group, Inc. 11.500%, 10/15/15	4,000,000	3,430,000

Diversified Financial Services—1.6%
Antero Resources Finance Corp. 7.250%, 08/01/19	2,500,000	2,600,000
Bank of America Corp. 3.875%, 03/22/17 (a)	1,500,000	1,529,684
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,550,000	2,551,612
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16 (144A) (a)	1,500,000	956,250
General Electric Capital Corp. Series A 7.125%, 06/15/22 (e)	2,400,000	2,544,902
International Lease Finance Corp. 8.750%, 03/15/17	6,500,000	7,328,750
6.250%, 05/15/19 (a)	1,100,000	1,120,900
8.250%, 12/15/20 (a)	1,000,000	1,147,673
JPMorgan Chase & Co. 4.500%, 01/24/22 (a)	1,600,000	1,726,917
Series 1 7.900%, 04/30/18 (e)	1,650,000	1,815,158
Washington Mutual Bank 6.875%, 06/15/11 (c) (d)	6,000,000	600
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (e)	630,000	620,550

		23,942,996

Diversified Telecommunication Services—2.7%
CenturyLink, Inc. 6.450%, 06/15/21 (a)	2,250,000	2,345,269
Series Q 6.150%, 09/15/19 (a)	6,000,000	6,198,000
Ceridian Corp. 11.250%, 11/15/15 (a)	3,825,000	3,691,125
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	1,790,000	1,915,300
CPI International, Inc. 8.000%, 02/15/18	2,500,000	2,265,625
Frontier Communications Corp. 9.250%, 07/01/21 (a)	1,225,000	1,323,000
GCI, Inc. 6.750%, 06/01/21	1,550,000	1,507,375
Hughes Satellite Systems Corp. 7.625%, 06/15/21 (a)	5,000,000	5,462,500
Level 3 Financing, Inc. 8.125%, 07/01/19	1,550,000	1,598,438
NII Capital Corp. 10.000%, 08/15/16 (a)	2,500,000	2,618,750
8.875%, 12/15/19	2,500,000	2,278,125
7.625%, 04/01/21	1,750,000	1,509,375

Diversified Telecommunication Services—(Continued)
Windstream Corp. 7.000%, 03/15/19 (a)	6,500,000	$6,695,000
7.500%, 04/01/23	2,500,000	2,575,000

		41,982,882

Electric Utilities—1.1%
Black Hills Corp. 5.875%, 07/15/20	2,000,000	2,267,782
Coso Geothermal Power Holdings 7.000%, 07/15/26 (144A)	3,199,488	1,628,610
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	5,000,000	5,668,485
Northern States Power Co. 5.250%, 03/01/18	2,000,000	2,384,112
Peco Energy Co. 5.350%, 03/01/18	3,125,000	3,719,659
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.500%, 10/01/20 (144A) (a)	2,250,000	1,546,875

		17,215,523

Electrical Equipment—1.0%
Anixter, Inc. 5.625%, 05/01/19 (a)	2,125,000	2,204,688
Belden, Inc. 7.000%, 03/15/17	4,250,000	4,398,750
9.250%, 06/15/19	2,300,000	2,518,500
Emerson Electric Co. 5.250%, 10/15/18 (a)	3,500,000	4,221,497
Roper Industries, Inc. 6.250%, 09/01/19	2,175,000	2,592,317

		15,935,752

Electronic Equipment, Instruments & Components—0.2%
Viasystems, Inc. 7.875%, 05/01/19 (144A)	3,300,000	3,308,250

Energy Equipment & Services—1.7%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	2,198,910	2,479,275
Basic Energy Services, Inc. 7.750%, 02/15/19 (a)	1,500,000	1,447,500
Cameron International Corp. 6.375%, 07/15/18	1,920,000	2,285,833
Dresser-Rand Group, Inc. 6.500%, 05/01/21	3,500,000	3,648,750
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (144A)	3,225,000	3,265,313
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20 (144A)	3,700,000	3,690,750
Oil States International, Inc. 6.500%, 06/01/19 (a)	3,175,000	3,317,875
SEACOR Holdings, Inc. 7.375%, 10/01/19 (a)	4,150,000	4,507,153

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Energy Equipment & Services—(Continued)
SESI LLC 6.375%, 05/01/19	1,750,000	$1,841,875

		26,484,324

Food & Staples Retailing—0.5%
Ingles Markets, Inc. 8.875%, 05/15/17 (a)	3,000,000	3,281,250
Rite Aid Corp. 9.500%, 06/15/17	1,500,000	1,541,250
10.250%, 10/15/19	2,000,000	2,260,000
Stater Bros Holdings, Inc. 7.375%, 11/15/18	1,000,000	1,088,750

		8,171,250

Food Products—0.9%
Del Monte Corp. 7.625%, 02/15/19 (a)	2,000,000	2,027,500
Dole Food Co., Inc. 8.750%, 07/15/13	6,250,000	6,609,375
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250%, 04/01/15	1,000,000	1,032,500
Post Holdings, Inc. 7.375%, 02/15/22 (144A) (a)	4,325,000	4,573,687

		14,243,062

Gas Utilities—1.4%
Chesapeake Midstream Partners LP / CHKM Finance Corp. 6.125%, 07/15/22	1,725,000	1,699,125
Energy Transfer Partners L.P. 5.200%, 02/01/22	4,500,000	4,828,050
Ferrellgas L.P. /Ferrellgas Finance Corp. 6.500%, 05/01/21 (a)	1,750,000	1,605,625
National Fuel Gas Co. 6.500%, 04/15/18	7,200,000	8,221,082
8.750%, 05/01/19	1,750,000	2,196,037
4.900%, 12/01/21	1,200,000	1,296,936
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.375%, 03/15/20	1,000,000	1,045,000

		20,891,855

Health Care Equipment & Supplies—0.6%
Bausch & Lomb, Inc. 9.875%, 11/01/15	2,000,000	2,100,000
Biomet, Inc. 10.000%, 10/15/17 (a)	5,000,000	5,365,625
Kinetic Concepts, Inc./KCI USA, Inc. 10.500%, 11/01/18 (144A) (a)	2,000,000	2,110,000

		9,575,625

Health Care Providers & Services—3.5%
Capella Healthcare, Inc. 9.250%, 07/01/17	2,400,000	$2,496,000
Centene Corp. 5.750%, 06/01/17 (a)	2,900,000	2,929,000
Community Health Systems, Inc. 8.875%, 07/15/15 (a)	3,063,000	3,147,232
8.000%, 11/15/19	5,500,000	5,885,000
HCA Holdings, Inc. 7.750%, 05/15/21 (a)	6,150,000	6,626,625
HCA, Inc. 6.500%, 02/15/20	4,100,000	4,453,625
7.500%, 02/15/22 (a)	5,750,000	6,281,875
HealthSouth Corp. 8.125%, 02/15/20	3,400,000	3,731,500
Kindred Healthcare, Inc. 8.250%, 06/01/19 (a)	4,000,000	3,730,000
Select Medical Corp. 7.625%, 02/01/15 (a)	2,000,000	2,005,000
Tenet Healthcare Corp. 9.250%, 02/01/15 (a)	2,500,000	2,793,750
8.875%, 07/01/19 (a)	1,250,000	1,409,375
UnitedHealth Group, Inc. 4.875%, 04/01/13	2,269,000	2,339,339
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8.000%, 02/01/18 (a)	5,000,000	5,137,500

		52,965,821

Hotels, Restaurants & Leisure—4.9%
Ameristar Casinos, Inc. 7.500%, 04/15/21 (a)	1,175,000	1,263,125
7.500%, 04/15/21 (144A)	350,000	376,250
Boyd Gaming Corp. 7.125%, 02/01/16 (a)	3,500,000	3,395,000
Caesars Entertainment Operating Co., Inc. 12.750%, 04/15/18	5,250,000	4,147,500
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.500%, 02/15/20 (144A) (a)	1,700,000	1,717,000
CCM Merger, Inc. 9.125%, 05/01/19 (144A) (a)	2,450,000	2,483,687
Chester Downs & Marina LLC 9.250%, 02/01/20 (144A)	1,400,000	1,463,000
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 01/15/16 (a)	2,000,000	2,120,000
10.750%, 01/15/17 (a) (f)	1,116,277	1,236,277
DineEquity, Inc. 9.500%, 10/30/18 (a)	4,500,000	4,950,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 07/01/19 (144A)	2,350,000	2,438,125
Fiesta Restaurant Group 8.875%, 08/15/16 (144A)	780,000	822,900

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Hotels, Restaurants & Leisure—(Continued)
Gaylord Entertainment Co. 6.750%, 11/15/14	1,000,000	$1,010,000
Hyatt Hotels Corp. 5.750%, 08/15/15 (144A)	3,000,000	3,291,987
Isle of Capri Casinos, Inc. 7.000%, 03/01/14 (a)	4,000,000	4,015,000
Marina District Finance Co., Inc. 9.875%, 08/15/18 (a)	3,500,000	3,316,250
MGM Resorts International 6.625%, 07/15/15 (a)	4,000,000	4,140,000
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.625%, 04/15/16 (144A)	1,750,000	1,940,313
Mohegan Tribal Gaming Authority 11.500%, 11/01/17 (144A)	4,000,000	4,160,000
Pinnacle Entertainment, Inc. 7.750%, 04/01/22 (a)	1,500,000	1,606,875
River Rock Entertainment Authority (The) 9.000%, 11/01/18 (a)	4,418,000	2,937,970
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.500%, 06/15/19 (144A)	1,825,000	1,900,281
Snoqualmie Entertainment Authority 9.125%, 02/01/15 (144A)	3,500,000	3,530,625
Speedway Motorsports, Inc. 8.750%, 06/01/16	2,500,000	2,731,250
Station Casinos, Inc. 6.500%, 02/01/14 (c) (d)	4,500,000	0
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 8.625%, 04/15/16 (144A)	4,000,000	4,240,000
Universal City Development Partners, Ltd. / UCDP Finance, Inc. 8.875%, 11/15/15	975,000	1,044,828
Wendy’s Co. (The) 10.000%, 07/15/16	2,600,000	2,804,776
Wyndham Worldwide Corp. 5.750%, 02/01/18	1,250,000	1,391,496
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/01/17	2,750,000	3,038,750
7.750%, 08/15/20 (a)	1,300,000	1,446,250

		74,959,515

Household Durables—0.8%
American Standard Americas 10.750%, 01/15/16 (144A)	3,000,000	2,617,500
Beazer Homes USA, Inc. 6.875%, 07/15/15 (a)	925,000	892,625
K. Hovnanian Enterprises, Inc. 5.000%, 11/01/21 (144A)	1,050,000	737,625
KB Home 9.100%, 09/15/17 (a)	2,000,000	2,100,000
Lennar Corp. Series B 12.250%, 06/01/17 (a)	2,000,000	2,595,000

Household Durables—(Continued)
Whirlpool Corp. 8.600%, 05/01/14 (a)	3,177,000	$3,538,612

		12,481,362

Independent Power Producers & Energy Traders—1.1%
AES Corp. (The) 8.000%, 10/15/17	3,500,000	3,998,750
DPL, Inc. 7.250%, 10/15/21 (144A) (a)	3,650,000	4,069,750
Mirant Americas Generation LLC 9.125%, 05/01/31 (a)	2,350,000	2,103,250
NRG Energy, Inc. 7.875%, 05/15/21	1,000,000	1,015,000
PSEG Power LLC 5.320%, 09/15/16 (a)	5,000,000	5,643,885

		16,830,635

Insurance—1.0%
Fidelity National Financial, Inc. 6.600%, 05/15/17	3,700,000	4,001,073
Genworth Financial, Inc. 7.625%, 09/24/21 (a)	4,350,000	4,116,648
Hartford Financial Services Group, Inc. 5.125%, 04/15/22 (a)	1,500,000	1,547,598
Liberty Mutual Group, Inc. 10.750%, 06/15/58 (144A) (e)	1,500,000	2,055,000
USI Holdings Corp. 4.342%, 11/15/14 (144A) (e)	3,950,000	3,683,375

		15,403,694

Internet Software & Services—0.3%
Equinix, Inc. 8.125%, 03/01/18 (a)	2,000,000	2,225,000
7.000%, 07/15/21 (a)	2,450,000	2,701,125

		4,926,125

IT Services—2.7%
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A) (a)	10,000,000	10,300,000
Fidelity National Information Services, Inc. 7.625%, 07/15/17 (a)	1,150,000	1,273,625
First Data Corp. 8.250%, 01/15/21 (144A) (a)	4,250,000	4,271,250
12.625%, 01/15/21 (a)	4,750,000	4,779,687
Mantech International Corp. 7.250%, 04/15/18	2,000,000	2,110,000
SRA International, Inc. 11.000%, 10/01/19 (a)	3,550,000	3,585,500
SunGard Data Systems, Inc. 10.250%, 08/15/15 (a)	8,500,000	8,776,250
7.375%, 11/15/18	4,000,000	4,310,000
7.625%, 11/15/20 (a)	1,450,000	1,551,500

		40,957,812

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Machinery—3.1%
Actuant Corp. 5.625%, 06/15/22 (144A)	1,050,000	$1,084,125
Altra Holdings, Inc. 8.125%, 12/01/16	4,250,000	4,584,687
Amsted Industries, Inc. 8.125%, 03/15/18 (144A)	2,250,000	2,390,625
BakerCorp International, Inc. 8.250%, 06/01/19 (144A)	875,000	872,813
Kennametal, Inc. 3.875%, 02/15/22	700,000	721,648
Manitowoc Co., Inc. (The) 8.500%, 11/01/20 (a)	4,500,000	4,882,500
Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, 05/15/19 (144A)	2,875,000	2,860,625
Mueller Water Products, Inc. 7.375%, 06/01/17 (a)	4,000,000	4,020,000
Navistar International Corp. 8.250%, 11/01/21 (a)	2,892,000	2,787,165
Oshkosh Corp. 8.500%, 03/01/20	1,000,000	1,115,000
Park-Ohio Industries, Inc. 8.125%, 04/01/21 (a)	2,000,000	2,055,000
RBS Global, Inc. / Rexnord LLC 8.500%, 05/01/18 (a)	6,000,000	6,540,000
SPX Corp. 6.875%, 09/01/17	3,750,000	4,106,250
Thermadyne Holdings Corp. 9.000%, 12/15/17	1,000,000	1,027,500
Timken Co. 6.000%, 09/15/14	2,650,000	2,876,917
Tomkins LLC/ Tomkins, Inc. 9.000%, 10/01/18	1,350,000	1,508,625
Valmont Industries, Inc. 6.625%, 04/20/20	3,500,000	4,113,427

		47,546,907

Marine—0.2%
Commercial Barge Line Co. 12.500%, 07/15/17	2,075,000	2,355,125

Media—4.9%
Allbritton Communications Co. 8.000%, 05/15/18	1,000,000	1,050,000
AMC Networks, Inc. 7.750%, 07/15/21 (144A) (a)	2,000,000	2,215,000
Bresnan Broadband Holdings LLC 8.000%, 12/15/18 (144A) (a)	4,000,000	4,200,000
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000%, 01/15/19 (a)	1,000,000	1,085,000
8.125%, 04/30/20 (a)	3,000,000	3,360,000
Cinemark USA, Inc. 8.625%, 06/15/19 (a)	2,000,000	2,225,000
7.375%, 06/15/21 (a)	375,000	408,750
Clear Channel Communications, Inc. 9.000%, 03/01/21 (a)	2,200,000	1,925,000

Media—(Continued)
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20 (144A)	1,500,000	$1,473,750
Clearwire Communications LLC / Clearwire Finance, Inc. 12.000%, 12/01/15 (144A)	3,500,000	3,202,500
14.750%, 12/01/16 (144A)	600,000	591,000
Cumulus Media Holdings, Inc. 7.750%, 05/01/19 (a)	1,500,000	1,421,250
Discovery Communications LLC 5.625%, 08/15/19 (a)	1,520,000	1,781,717
DISH DBS Corp. 4.625%, 07/15/17 (144A) (a)	4,000,000	4,025,000
6.750%, 06/01/21 (a)	3,350,000	3,634,750
5.875%, 07/15/22 (144A) (a)	2,000,000	2,030,000
Gray Television, Inc. 10.500%, 06/29/15 (a)	3,325,000	3,474,625
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	1,400,000	1,456,000
Lamar Media Corp. 7.875%, 04/15/18 (a)	1,750,000	1,933,750
LIN Television Corp. 8.375%, 04/15/18	1,250,000	1,284,375
Lions Gate Entertainment, Inc. 10.250%, 11/01/16 (144A)	3,100,000	3,410,000
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A) (a)	3,750,000	3,848,437
Mediacom Broadband LLC / Mediacom Broadband Corp. 8.500%, 10/15/15 (a)	1,625,000	1,677,813
Mediacom LLC/Mediacom Capital Corp. 9.125%, 08/15/19	6,350,000	7,000,875
ProQuest LLC 9.000%, 10/15/18 (144A)	3,150,000	2,819,250
Sinclair Television Group, Inc. 9.250%, 11/01/17 (144A)	1,000,000	1,110,000
Truven Health Analytics, Inc. 10.625%, 06/01/20 (144A)	3,300,000	3,448,500
Univision Communications, Inc. 8.500%, 05/15/21 (144A) (a)	1,000,000	1,012,500
WMG Acquisition Corp. 9.500%, 06/15/16 (a)	6,000,000	6,570,000
11.500%, 10/01/18 (a)	1,625,000	1,803,750

		75,478,592

Metals & Mining—1.7%
AK Steel Corp. 8.375%, 04/01/22 (a)	725,000	619,875
Allegheny Ludlum Corp. 6.950%, 12/15/25	3,700,000	4,414,059
American Rock Salt Co. LLC / American Rock Capital Corp. 8.250%, 05/01/18 (144A)	3,450,000	3,001,500
Atkore International, Inc. 9.875%, 01/01/18	4,000,000	3,900,000

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—(Continued)
Cliffs Natural Resources, Inc. 5.900%, 03/15/20	3,500,000	$3,702,297
Constellation Enterprises LLC 10.625%, 02/01/16 (144A)	3,325,000	3,374,875
JMC Steel Group 8.250%, 03/15/18 (144A) (a)	2,400,000	2,394,000
Noranda Aluminum Acquisition Corp. 4.730%, 05/15/15 (e) (f)	3,077,892	2,954,776
Old AII, Inc. 10.000%, 12/15/16 (c) (d)	4,330,000	0
Steel Dynamics, Inc. 7.625%, 03/15/20 (a)	1,500,000	1,612,500

		25,973,882

Multi-Utilities—0.1%
Nisource Finance Corp. 6.150%, 03/01/13	991,000	1,024,929

Multiline Retail—0.5%
Bon-Ton Department Stores, Inc. (The) 10.250%, 03/15/14	1,500,000	1,275,000
J.C. Penney Corp., Inc. 7.950%, 04/01/17 (a)	1,250,000	1,256,250
QVC, Inc. 7.125%, 04/15/17 (144A)	2,500,000	2,656,243
7.375%, 10/15/20 (144A)	2,500,000	2,770,775

		7,958,268

Oil, Gas & Consumable Fuels—8.6%
Alon Refining Krotz Springs, Inc. 13.500%, 10/15/14	1,600,000	1,678,000
Arch Coal, Inc. 8.750%, 08/01/16 (a)	1,750,000	1,680,000
7.250%, 06/15/21 (a)	1,500,000	1,263,750
Berry Petroleum Co. 6.750%, 11/01/20 (a)	5,250,000	5,512,500
6.375%, 09/15/22 (a)	1,100,000	1,138,500
BreitBurn Energy Partners L.P. / BreitBurn Finance Corp. 7.875%, 04/15/22 (144A)	1,200,000	1,206,000
Chaparral Energy, Inc. 8.250%, 09/01/21	5,675,000	6,029,687
7.625%, 11/15/22 (144A) (a)	650,000	666,250
Colorado Interstate Gas Co. LLC 6.800%, 11/15/15	2,107,000	2,440,627
Concho Resources, Inc. 8.625%, 10/01/17	1,250,000	1,384,375
7.000%, 01/15/21 (a)	5,175,000	5,563,125
CONSOL Energy, Inc. 6.375%, 03/01/21 (a)	1,500,000	1,417,500
Continental Resources, Inc. 8.250%, 10/01/19	2,000,000	2,245,000
7.375%, 10/01/20	1,250,000	1,400,000

Oil, Gas & Consumable Fuels—(Continued)
El Paso Corp. 7.000%, 06/15/17	5,000,000	$5,696,780
6.500%, 09/15/20	2,200,000	2,421,155
Energy XXI Gulf Coast, Inc. 7.750%, 06/15/19 (a)	3,200,000	3,248,000
Forest Oil Corp. 8.500%, 02/15/14	1,500,000	1,567,500
7.250%, 06/15/19 (a)	6,500,000	5,996,250
Halcon Resources Corp. 9.750%, 07/15/20 (144A)	1,200,000	1,183,752
IFM US Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A)	4,900,000	5,403,259
Inergy L.P. / Inergy Finance Corp. 6.875%, 08/01/21 (a)	3,664,000	3,682,320
James River Coal Co. 7.875%, 04/01/19 (a)	3,000,000	1,530,000
Kerr-McGee Corp. 6.950%, 07/01/24	6,850,000	8,496,507
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	3,000,000	3,135,000
Laredo Petroleum, Inc. 7.375%, 05/01/22 (144A)	1,300,000	1,355,250
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 02/01/21	4,000,000	4,200,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.750%, 11/01/20 (a)	3,000,000	3,202,500
6.250%, 06/15/22	1,000,000	1,035,000
Newfield Exploration Co. 7.125%, 05/15/18	3,000,000	3,191,250
5.625%, 07/01/24	600,000	614,250
Northwest Pipeline Corp. 6.050%, 06/15/18	900,000	1,067,476
Oasis Petroleum, Inc. 7.250%, 02/01/19	6,000,000	6,180,000
6.500%, 11/01/21 (a)	1,500,000	1,492,500
Panhandle Eastern Pipeline Co. L.P. 7.000%, 06/15/18	1,850,000	2,195,175
Phillips 66 4.300%, 04/01/22 (144A)	1,125,000	1,185,823
Pioneer Natural Resources Co. 7.200%, 01/15/28	1,510,000	1,859,822
QEP Resources, Inc. 6.800%, 03/01/20	1,450,000	1,598,625
6.875%, 03/01/21	1,000,000	1,115,000
Quicksilver Resources, Inc. 8.250%, 08/01/15 (a)	3,000,000	2,820,000
Range Resources Corp. 8.000%, 05/15/19	1,975,000	2,167,563
SM Energy Co. 6.625%, 02/15/19	4,700,000	4,841,000
6.500%, 11/15/21	2,250,000	2,300,625
6.500%, 01/01/23 (144A) (a)	800,000	807,000
Tennessee Gas Pipeline Co. 7.500%, 04/01/17	3,500,000	4,194,704

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Tesoro Corp. 9.750%, 06/01/19 (a)	1,000,000	$1,135,000
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	2,250,000	2,334,375
Whiting Petroleum Corp. 6.500%, 10/01/18	3,000,000	3,210,000
WPX Energy, Inc. 6.000%, 01/15/22	2,700,000	2,700,000

		132,788,775

Personal Products—0.5%
Elizabeth Arden, Inc. 7.375%, 03/15/21 (a)	5,500,000	6,063,750
Prestige Brands, Inc. 8.125%, 02/01/20 (144A)	1,200,000	1,323,000

		7,386,750

Pharmaceuticals—0.6%
Mylan, Inc. 7.875%, 07/15/20 (144A)	1,000,000	1,126,250
Phibro Animal Health Corp. 9.250%, 07/01/18 (144A)	5,100,000	5,023,500
STHI Holding Corp. 8.000%, 03/15/18 (144A)	3,500,000	3,718,750

		9,868,500

Professional Services—0.2%
FTI Consulting, Inc. 6.750%, 10/01/20 (a)	1,000,000	1,060,000
NESCO LLC / NESCO Holdings Corp. 11.750%, 04/15/17 (144A) (a)	2,400,000	2,472,000

		3,532,000

Real Estate Investment Trusts—1.1%
American Tower Corp. 4.700%, 03/15/22	2,000,000	2,057,156
DDR Corp. 7.875%, 09/01/20	2,625,000	3,143,619
4.625%, 07/15/22 (a)	1,500,000	1,483,328
DuPont Fabros Technology L.P. 8.500%, 12/15/17 (a)	2,000,000	2,210,000
Health Care REIT, Inc. 6.125%, 04/15/20 (a)	2,000,000	2,229,882
Host Hotels & Resorts L.P. 6.375%, 03/15/15	1,450,000	1,475,375
Kilroy Realty L.P. 5.000%, 11/03/15	2,000,000	2,135,258
Omega Healthcare Investors, Inc. 6.750%, 10/15/22 (a)	1,675,000	1,796,437
Ventas Realty L.P. / Ventas Capital Corp. 3.125%, 11/30/15	900,000	917,016

		17,448,071

Real Estate Management & Development—0.4%
ProLogis L.P. 5.625%, 11/15/16	1,129,000	$1,242,177
6.875%, 03/15/20 (a) (g)	4,000,000	4,791,524

		6,033,701

Road & Rail—1.0%
Florida East Coast Railway Corp. 8.125%, 02/01/17	5,500,000	5,775,000
Hertz Corp. (The) 7.500%, 10/15/18	7,500,000	8,081,250
Penske Truck Leasing Co. LP / PTL Finance Corp. 3.750%, 05/11/17 (144A) (a)	1,875,000	1,891,841

		15,748,091

Semiconductors & Semiconductor Equipment—0.7%
Advanced Micro Devices, Inc. 7.750%, 08/01/20 (a)	2,500,000	2,762,500
Freescale Semiconductor, Inc. 9.250%, 04/15/18 (144A)	1,000,000	1,075,000
8.050%, 02/01/20 (a)	2,925,000	2,903,062
10.750%, 08/01/20 (a)	1,175,000	1,269,000
KLA-Tencor Corp. 6.900%, 05/01/18	2,675,000	3,198,998

		11,208,560

Software—0.8%
Audatex North America, Inc. 6.750%, 06/15/18 (144A)	1,000,000	1,057,500
BMC Software, Inc. 4.250%, 02/15/22	1,250,000	1,253,379
Lawson Software, Inc. 9.375%, 04/01/19 (144A) (a)	2,200,000	2,359,500
Open Solutions, Inc. 9.750%, 02/01/15 (144A)	3,500,000	3,097,500
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A) (a)	4,000,000	4,270,000

		12,037,879

Specialty Retail—1.4%
Brookstone Co., Inc. 13.000%, 10/15/14 (144A)	3,089,000	2,602,482
J. Crew Group, Inc. 8.125%, 03/01/19 (a)	3,000,000	3,112,500
Limited Brands, Inc. 8.500%, 06/15/19	1,250,000	1,475,000
7.000%, 05/01/20 (a)	3,000,000	3,345,000
7.600%, 07/15/37 (a)	1,000,000	1,001,250
Petco Animal Supplies, Inc. 9.250%, 12/01/18 (144A) (a)	2,500,000	2,743,750
Sally Holdings LLC / Sally Capital, Inc. 5.750%, 06/01/22 (a)	1,475,000	1,550,594
Toys “R” Us Property Co. I LLC 10.750%, 07/15/17	3,900,000	4,280,250

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Specialty Retail—(Continued)
Toys “R” Us Property Co. II LLC 8.500%, 12/01/17 (a)	1,550,000	$1,621,688

		21,732,514

Textiles, Apparel & Luxury Goods—0.9%
Brown Shoe Co., Inc. 7.125%, 05/15/19 (a)	3,500,000	3,460,625
Hanesbrands, Inc. 6.375%, 12/15/20 (a)	1,500,000	1,586,250
Levi Strauss & Co. 7.625%, 05/15/20 (a)	1,000,000	1,067,500
6.875%, 05/01/22 (144A) (a)	1,600,000	1,650,000
Perry Ellis International, Inc. 7.875%, 04/01/19 (a)	1,800,000	1,822,500
Polymer Group, Inc. 7.750%, 02/01/19 (a)	3,500,000	3,714,375

		13,301,250

Thrifts & Mortgage Finance—0.2%
Provident Funding Associates L.P. / PFG Finance Corp. 10.250%, 04/15/17 (144A) (a)	2,500,000	2,618,750

Trading Companies & Distributors—0.8%
Air Lease Corp. 5.625%, 04/01/17 (144A)	6,000,000	5,940,000
Ashtead Capital, Inc. 6.500%, 07/15/22 (144A)	700,000	700,000
RSC Equipment Rental, Inc. / RSC Holdings III LLC 8.250%, 02/01/21	2,375,000	2,541,250
UR Merger Sub Corp. 5.750%, 07/15/18 (144A)	450,000	469,125
7.625%, 04/15/22 (144A) (a)	2,000,000	2,100,000

		11,750,375

Wireless Telecommunication Services—2.5%
CC Holdings GS V LLC / Crown Castle GS III Corp. 7.750%, 05/01/17 (144A)	3,000,000	3,266,250
Cricket Communications, Inc. 7.750%, 10/15/20 (a)	5,700,000	5,472,000
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	3,500,000	3,648,750
6.625%, 11/15/20 (a)	3,500,000	3,456,250
SBA Telecommunications, Inc. 8.250%, 08/15/19 (a)	1,950,000	2,145,000
Sprint Capital Corp. 6.900%, 05/01/19 (a)	10,000,000	9,450,000
Sprint Nextel Corp. 9.125%, 03/01/17 (144A) (a)	3,500,000	3,683,750
7.000%, 03/01/20 (144A) (a)	3,000,000	3,127,500
Syniverse Holdings, Inc. 9.125%, 01/15/19 (a)	3,600,000	3,924,000

		38,173,500

Total Domestic Bonds & Debt Securities (Cost $1,105,058,955)		1,145,461,044

Foreign Bonds & Debt Securities—10.0%
Security Description	Par Amount†	Value

Auto Components—0.2%
International Automotive Components Group SL 9.125%, 06/01/18 (144A) (a)	2,800,000	$2,569,000

Capital Markets—0.3%
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A) (a)	2,500,000	2,490,787
Vimpel-Communications Via VIP Finance Ireland, Ltd. OJSC 7.748%, 02/02/21 (144A)	2,125,000	2,057,510

		4,548,297

Chemicals—0.4%
Ineos Finance plc 8.375%, 02/15/19 (144A)	950,000	985,625
7.500%, 05/01/20 (144A) (a)	1,350,000	1,366,875
Ineos Group Holdings, Ltd. 8.500%, 02/15/16 (144A) (a)	2,500,000	2,306,250
Methanex Corp. 5.250%, 03/01/22	875,000	909,539

		5,568,289

Commercial Banks—0.1%
HBOS plc Series GMTN 6.750%, 05/21/18 (144A)	2,000,000	1,889,142

Communications Equipment—0.1%
Nokia Oyj 5.375%, 05/15/19 (a)	1,000,000	788,566

Computers & Peripherals—0.1%
Seagate HDD Cayman 6.875%, 05/01/20 (a)	1,500,000	1,620,000

Construction & Engineering—0.2%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	3,000,000	3,082,500

Containers & Packaging—0.3%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (144A)	1,500,000	1,601,250
9.125%, 10/15/20 (144A) (a)	2,000,000	2,130,000
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 9.125%, 10/15/20 (144A) (a)	800,000	844,000

		4,575,250

Diversified Financial Services—0.7%
Asciano Finance, Ltd. 4.625%, 09/23/20 (144A)	2,250,000	2,242,249
Goodman Funding Pty, Ltd. 6.375%, 11/12/20 (144A)	3,000,000	3,146,022
6.000%, 03/22/22 (144A) (a)	2,400,000	2,437,687

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Financial Services—(Continued)
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	2,850,000	$2,992,500

		10,818,458

Diversified Telecommunication Services—2.2%
Digicel Group, Ltd. 10.500%, 04/15/18 (144A) (a)	3,000,000	3,165,000
Inmarsat Finance plc 7.375%, 12/01/17 (144A)	1,500,000	1,608,750
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21 (a)	4,500,000	4,781,250
Intelsat Luxembourg S.A. 11.250%, 02/04/17	7,000,000	7,236,250
Qtel International Finance, Ltd. 4.750%, 02/16/21 (144A) (a)	1,350,000	1,441,125
Sable International Finance, Ltd. 8.750%, 02/01/20 (144A) (a)	2,225,000	2,391,875
Telefonica Emisiones SAU 7.045%, 06/20/36	2,000,000	1,753,250
Virgin Media Finance plc 9.500%, 08/15/16	724,000	810,880
8.375%, 10/15/19 (a)	2,000,000	2,257,500
5.250%, 02/15/22 (a)	1,000,000	1,027,500
Virgin Media Secured Finance plc 5.250%, 01/15/21 (a)	550,000	610,369
Wind Acquisition Finance S.A. 11.750%, 07/15/17 (144A)	8,000,000	6,500,000
7.250%, 02/15/18 (144A)	900,000	792,000

		34,375,749

Electronic Equipment, Instruments & Components—0.1%
Sensata Technologies B.V. 6.500%, 05/15/19 (144A) (a)	1,500,000	1,556,250

Energy Equipment & Services—0.1%
Offshore Group Investments, Ltd. 11.500%, 08/01/15 (144A) (a)	450,000	490,500
Precision Drilling Corp. 6.500%, 12/15/21 (a)	650,000	666,250

		1,156,750

Food Products—0.3%
Viterra, Inc. 5.950%, 08/01/20 (144A)	4,250,000	4,662,195

Hotels, Restaurants & Leisure—0.5%
MCE Finance, Ltd. 10.250%, 05/15/18 (a)	2,500,000	2,843,750
MU Finance plc 8.375%, 02/01/17 (144A)	3,750,000	4,068,750
NCL Corp., Ltd. 9.500%, 11/15/18	1,300,000	1,417,000

		8,329,500

Insurance—0.1%
AXA S.A. 6.379%, 12/14/36 (144A) (e)	2,325,000	$1,836,750

Media—0.2%
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A) (a)	2,650,000	2,292,250
Ono Finance II plc 10.875%, 07/15/19 (144A)	1,750,000	1,365,000

		3,657,250

Metals & Mining—1.2%
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A)	1,400,000	1,358,000
9.875%, 06/15/15 (144A) (a)	4,000,000	3,410,000
FMG Resources (August 2006) Pty, Ltd. 8.250%, 11/01/19 (144A) (a)	5,650,000	6,017,250
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A)	3,400,000	3,245,089
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A)	2,500,000	1,725,000
Quadra FNX Mining, Ltd. 7.750%, 06/15/19 (144A)	2,000,000	2,100,000
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18	475,000	383,563

		18,238,902

Oil, Gas & Consumable Fuels—1.3%
Kodiak Oil & Gas Corp. 8.125%, 12/01/19 (144A) (a)	3,250,000	3,351,562
Lukoil International Finance B.V. 6.656%, 06/07/22 (144A) (a)	3,000,000	3,302,670
MEG Energy Corp. 6.500%, 03/15/21 (144A) (a)	3,675,000	3,771,469
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A) (a)	8,325,000	7,450,875
Pan American Energy LLC 7.875%, 05/07/21 (144A) (a)	3,000,000	2,580,000

		20,456,576

Paper & Forest Products—0.2%
Millar Western Forest Products, Ltd. 8.500%, 04/01/21 (a)	2,000,000	1,540,000
Sappi Papier Holding GmbH 7.750%, 07/15/17 (144A)	750,000	762,187

		2,302,187

Pharmaceuticals—0.5%
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750%, 09/15/18	7,200,000	7,758,000

Semiconductors & Semiconductor Equipment—0.1%
NXP B.V. / NXP Funding LLC 9.750%, 08/01/18 (144A)	1,825,000	2,089,625

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Sovereign—0.1%
Bermuda Government International Bond 4.138%, 01/03/23 (144A)	1,750,000	$1,764,695

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A) (a)	1,300,000	1,375,790

Wireless Telecommunication Services—0.6%
Digicel, Ltd. 7.000%, 02/15/20 (144A)	2,500,000	2,443,750
Matterhorn Mobile S.A. 6.750%, 05/15/19 (144A) (CHF)	1,325,000	1,437,865
Telemar Norte Leste S.A. 5.500%, 10/23/20 (144A)	2,095,000	2,147,375
Telemovil Finance Co., Ltd. 8.000%, 10/01/17 (144A)	2,700,000	2,794,419

		8,823,409

Total Foreign Bonds & Debt Securities (Cost $155,410,455)		153,843,130

Convertible Bonds—9.7%

Airlines—0.2%
Continental Airlines, Inc. 4.500%, 01/15/15	1,600,000	2,354,000

Automobiles—0.3%
Ford Motor Co. 4.250%, 11/15/16 (a)	3,225,000	4,498,875

Beverages—0.2%
Molson Coors Brewing Co. 2.500%, 07/30/13	3,000,000	3,048,750

Biotechnology—1.3%
BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	2,250,000	4,601,250
Gilead Sciences, Inc. 0.625%, 05/01/13	3,700,000	5,069,000
Human Genome Sciences, Inc. 3.000%, 11/15/18	1,500,000	1,798,125
Incyte Corp., Ltd. 4.750%, 10/01/15	500,000	1,324,375
Medivation, Inc. 2.625%, 04/01/17 (a)	3,750,000	4,495,313
Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	1,825,000	2,393,031

		19,681,094

Capital Markets—0.3%
Affiliated Managers Group, Inc. 3.950%, 08/15/38	4,500,000	4,876,875

Communications Equipment—0.0%
InterDigital, Inc. 2.500%, 03/15/16	450,000	$439,313

Computers & Peripherals—0.7%
EMC Corp. Series B 1.750%, 12/01/13	3,300,000	5,387,250
NetApp, Inc. 1.750%, 06/01/13 (a)	4,000,000	4,590,000
SanDisk Corp. 1.500%, 08/15/17 (a)	1,000,000	1,033,750

		11,011,000

Electrical Equipment—0.3%
A123 Systems, Inc. 3.750%, 04/15/16	3,125,000	820,312
Roper Industries, Inc. 0.000%, 01/15/34 (i)	3,000,000	3,693,750

		4,514,062

Health Care Equipment & Supplies—0.3%
NuVasive, Inc. 2.750%, 07/01/17	4,600,000	4,559,750

Industrial Conglomerates—0.3%
Danaher Corp. 0.000%, 01/22/21 (i)	2,500,000	3,796,875

Internet & Catalog Retail—0.2%
priceline.com, Inc. 1.000%, 03/15/18 (144A)	2,500,000	2,646,875

IT Services—0.3%
Alliance Data Systems Corp. 1.750%, 08/01/13	2,500,000	4,343,750

Machinery—0.8%
Altra Holdings, Inc. 2.750%, 03/01/31	2,500,000	2,321,875
Chart Industries, Inc. 2.000%, 08/01/18	2,500,000	3,090,625
Meritor, Inc. 4.625%, 03/01/26 (a) (h)	6,350,000	5,548,312
Navistar International Corp. 3.000%, 10/15/14 (a)	1,300,000	1,218,750

		12,179,562

Media—0.3%
Liberty Interactive LLC 3.250%, 03/15/31	2,000,000	1,757,500
Omnicom Group, Inc. 0.000%, 07/01/38 (a) (i)	3,000,000	3,247,500

		5,005,000

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—0.4%
Molycorp, Inc. 3.250%, 06/15/16	1,130,000	$912,475
Newmont Mining Corp. Series A 1.250%, 07/15/14 (a)	4,500,000	5,602,500

		6,514,975

Oil, Gas & Consumable Fuels—0.3%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	620,000	537,850
Chesapeake Energy Corp. 2.750%, 11/15/35	2,000,000	1,837,500
2.500%, 05/15/37	2,500,000	2,153,125

		4,528,475

Pharmaceuticals—0.4%
ALZA Corp. 0.000%, 07/28/20 (i)	5,000,000	4,862,500
Medicis Pharmaceutical Corp. 1.375%, 06/01/17	2,000,000	1,992,500

		6,855,000

Professional Services—0.1%
FTI Consulting, Inc. 3.750%, 07/15/12	2,000,000	2,010,000

Real Estate Investment Trusts—0.4%
Boston Properties L.P. 3.750%, 05/15/36	1,000,000	1,147,500
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	3,500,000	4,554,375

		5,701,875

Real Estate Management & Development—0.2%
ProLogis L.P. 3.250%, 03/15/15	2,700,000	2,980,125

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp. 3.250%, 08/01/39	3,000,000	4,053,750
Microchip Technology, Inc. 2.125%, 12/15/37	400,000	501,000
Micron Technology, Inc. 2.375%, 05/01/32 (144A)	2,500,000	2,315,625
ON Semiconductor Corp. 2.625%, 12/15/26	3,500,000	3,618,125
Xilinx, Inc. 2.625%, 06/15/17	3,500,000	4,506,250

		14,994,750

Software—1.0%
Nuance Communications, Inc. 2.750%, 08/15/27 (a)	3,750,000	5,189,062
2.750%, 11/01/31 (144A) (a)	1,600,000	1,774,000

Software—(Continued)
Salesforce.com, Inc. 0.750%, 01/15/15	1,150,000	$1,972,250
Symantec Corp. Series B 1.000%, 06/15/13 (a)	3,000,000	3,086,250
TIBCO Software, Inc. 2.250%, 05/01/32 (144A)	4,000,000	3,905,000

		15,926,562

Textiles, Apparel & Luxury Goods—0.3%
Iconix Brand Group, Inc. 2.500%, 06/01/16 (144A) (a)	5,200,000	5,037,500

Thrifts & Mortgage Finance—0.0%
Radian Group, Inc. 3.000%, 11/15/17	1,000,000	592,500

Wireless Telecommunication Services—0.1%
SBA Communications Corp. 4.000%, 10/01/14	750,000	1,450,313

Total Convertible Bonds (Cost $147,093,215)		149,547,856

Convertible Preferred Stocks—2.1%

Aerospace & Defense—0.2%
United Technologies Corp. 7.500%, 08/01/15*	60,000	3,161,400

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13 (a)	98,200	3,260,240

Commercial Banks—0.4%
Fifth Third Bancorp Series G 8.500%, 12/31/49 (a)	45,000	6,156,000

Diversified Financial Services—0.4%
Bank of America Corp. Series L 7.250%, 12/31/49 (a)	3,000	2,925,000
Citigroup, Inc. 7.500%, 12/15/12 (a)	42,800	3,661,968

		6,586,968

Electric Utilities—0.3%
PPL Corp. 9.500%, 07/01/13 (a)	27,200	1,438,880
PPL Corp. 8.750%, 05/01/14	55,000	2,940,850

		4,379,730

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares	Value

Insurance—0.1%
Hartford Financial Services Group, Inc. Series F 7.250%, 04/01/13 (a)	83,800	$1,567,060

Oil, Gas & Consumable Fuels—0.4%
Apache Corp. Series D 6.000%, 08/01/13 (a)	130,000	6,531,200

Professional Services—0.1%
Nielsen Holdings N.V. 6.250%, 02/01/13	1,140,000	586,387

Total Convertible Preferred Stocks (Cost $34,950,178)		32,228,985

Common Stocks—1.2%

Auto Components—0.4%
Cooper-Standard Holding, Inc.* (a)	188,233	6,635,213

Internet Software & Services—0.1%
Facebook, Inc.* (a)	40,000	1,244,800

IT Services—0.1%
VeriFone Systems, Inc.* (a)	25,000	827,250

Machinery—0.2%
Actuant Corp. (a)	101,310	2,751,580
Rexnord Corp.* (a)	12,500	250,500

		3,002,080

Metals & Mining—0.2%
Barrick Gold Corp.	100,000	3,757,000

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.*	1,867,500	210,153

Pharmaceuticals—0.1%
Mylan, Inc.* (a)	80,000	1,709,600

Software—0.1%
Informatica Corp.* (a)	35,000	1,482,600

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association* (a)	227,275	57,955

Total Common Stocks (Cost $21,558,810)		18,926,651

Preferred Stocks—0.5%
Security Description	Shares/Par Amount†	Value

Auto Components—0.1%
Cooper-Standard Holding, Inc.* (f)	5,543	$903,509

Capital Markets—0.1%
AMG Capital Trust I (a)	40,000	1,954,000

Commercial Banks—0.3%
PNC Financial Services Group, Inc.* (e)	105,000	2,766,750
U.S. Bancorp., Series A (a) (e)	2,305	1,820,950

		4,587,700

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association, Series S* (e)	136,300	222,169

Total Preferred Stocks (Cost $9,801,999)		7,667,378

Municipals—0.3%
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds 6.731%, 07/01/43 (Cost—$3,403,215)	3,350,000	3,852,467

Warrants—0.1%

Auto Components—0.0%
Cooper-Standard Holding, Inc., expires 11/27/17*	20,875	277,638

Media—0.1%
Charter Communications, Inc., expires 11/30/14*	19,873	526,634
Ion Media Second Lien Warrants, expires 12/16/18*	395	98,750
Ion Media Unsecured Debt Warrant Restricted, expires 12/16/18*	390	59,617

		685,001

Total Warrants (Cost $2,464,728)		962,639

Short-Term Investments—25.9%

Mutual Fund—25.6%
State Street Navigator Securities Lending Prime Portfolio (j)	393,877,585	393,877,585

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $4,514,004, on 07/02/12, collateralized by $4,520,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $4,604,750.	$4,514,000	$4,514,000

Total Short-Term Investments (Cost $398,391,585)		398,391,585

Total Investments—124.3% (Cost $1,878,133,140#)		1,910,881,735
Other assets and liabilities (net)—(24.3)%		(373,665,542)

Net Assets—100.0%		$1,537,216,193

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,878,133,140. The aggregate unrealized appreciation and depreciation of investments were $99,569,567 and $(66,820,972), respectively, resulting in net unrealized appreciation of $32,748,595 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $382,893,643 and the collateral received consisted of cash in the amount of $393,877,585. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30,2012, these securities represent less than 0.05% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of the security was pledged as collateral against open future contracts. At the period end, the value of the securities pledged amounted to $299,470.
(h)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(i)	Zero coupon bond.
(j)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $415,545,831, which is 27.0% of net assets.
(CHF)—	Swiss Franc
(GMTN)—	Global Medium-Term Note
(MTN)—	Medium-Term Note
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$29,347,219	$—	$29,347,219
Airlines	—	7,457,249	—	7,457,249
Auto Components	—	25,839,781	—	25,839,781
Automobiles	—	7,076,500	—	7,076,500
Biotechnology	—	1,616,250	—	1,616,250
Building Products	—	7,502,898	—	7,502,898
Capital Markets	—	32,606,848	—	32,606,848
Chemicals	—	28,313,357	—	28,313,357
Commercial Banks	—	26,789,430	—	26,789,430
Commercial Services & Supplies	—	18,273,294	—	18,273,294
Communications Equipment	—	22,160,187	—	22,160,187
Construction & Engineering	—	9,945,250	—	9,945,250
Construction Materials	—	1,578,750	—	1,578,750
Consumer Finance	—	16,877,324	—	16,877,324
Containers & Packaging	—	39,298,805	—	39,298,805
Distributors	—	3,105,000	—	3,105,000
Diversified Consumer Services	—	3,430,000	—	3,430,000
Diversified Financial Services	—	23,942,396	600	23,942,996
Diversified Telecommunication Services	—	41,982,882	—	41,982,882
Electric Utilities	—	17,215,523	—	17,215,523
Electrical Equipment	—	15,935,752	—	15,935,752
Electronic Equipment, Instruments & Components	—	3,308,250	—	3,308,250
Energy Equipment & Services	—	26,484,324	—	26,484,324
Food & Staples Retailing	—	8,171,250	—	8,171,250
Food Products	—	14,243,062	—	14,243,062
Gas Utilities	—	20,891,855	—	20,891,855
Health Care Equipment & Supplies	—	9,575,625	—	9,575,625
Health Care Providers & Services	—	52,965,821	—	52,965,821
Hotels, Restaurants & Leisure	—	74,959,515	—	74,959,515
Household Durables	—	12,481,362	—	12,481,362
Independent Power Producers & Energy Traders	—	16,830,635	—	16,830,635
Insurance	—	15,403,694	—	15,403,694
Internet Software & Services	—	4,926,125	—	4,926,125
IT Services	—	40,957,812	—	40,957,812
Machinery	—	47,546,907	—	47,546,907
Marine	—	2,355,125	—	2,355,125
Media	—	75,478,592	—	75,478,592

See accompanying notes to financial statements.

MIST-18

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$—	$25,973,882	$—	$25,973,882
Multi-Utilities	—	1,024,929	—	1,024,929
Multiline Retail	—	7,958,268	—	7,958,268
Oil, Gas & Consumable Fuels	—	132,788,775	—	132,788,775
Personal Products	—	7,386,750	—	7,386,750
Pharmaceuticals	—	9,868,500	—	9,868,500
Professional Services	—	3,532,000	—	3,532,000
Real Estate Investment Trusts	—	17,448,071	—	17,448,071
Real Estate Management & Development	—	6,033,701	—	6,033,701
Road & Rail	—	15,748,091	—	15,748,091
Semiconductors & Semiconductor Equipment	—	11,208,560	—	11,208,560
Software	—	12,037,879	—	12,037,879
Specialty Retail	—	21,732,514	—	21,732,514
Textiles, Apparel & Luxury Goods	—	13,301,250	—	13,301,250
Thrifts & Mortgage Finance	—	2,618,750	—	2,618,750
Trading Companies & Distributors	—	11,750,375	—	11,750,375
Wireless Telecommunication Services	—	38,173,500	—	38,173,500
Total Domestic Bonds & Debt Securities	—	1,145,460,444	600	1,145,461,044
Total Foreign Bonds & Debt Securities*	—	153,843,130	—	153,843,130
Total Convertible Bonds*	—	149,547,856	—	149,547,856
Convertible Preferred Stocks
Aerospace & Defense	3,161,400	—	—	3,161,400
Automobiles	3,260,240	—	—	3,260,240
Commercial Banks	6,156,000	—	—	6,156,000
Diversified Financial Services	6,586,968	—	—	6,586,968
Electric Utilities	4,379,730	—	—	4,379,730
Insurance	1,567,060	—	—	1,567,060
Oil, Gas & Consumable Fuels	6,531,200	—	—	6,531,200
Professional Services	—	586,387	—	586,387
Total Convertible Preferred Stocks	31,642,598	586,387	—	32,228,985
Common Stocks
Auto Components	6,635,213	—	—	6,635,213
Internet Software & Services	1,244,800	—	—	1,244,800
IT Services	827,250	—	—	827,250
Machinery	3,002,080	—	—	3,002,080
Metals & Mining	3,757,000	—	—	3,757,000
Paper & Forest Products	—	210,153	—	210,153
Pharmaceuticals	1,709,600	—	—	1,709,600
Software	1,482,600	—	—	1,482,600
Thrifts & Mortgage Finance	57,955	—	—	57,955
Total Common Stocks	18,716,498	210,153	—	18,926,651
Preferred Stocks
Auto Components	—	903,509	—	903,509
Capital Markets	1,954,000	—	—	1,954,000
Commercial Banks	4,587,700	—	—	4,587,700
Thrifts & Mortgage Finance	222,169	—	—	222,169
Total Preferred Stocks	6,763,869	903,509	—	7,667,378
Total Municipals	—	3,852,467	—	3,852,467
Warrants
Auto Components	277,638	—	—	277,638
Media	526,634	158,367	—	685,001
Total Warrants	804,272	158,367	—	962,639

See accompanying notes to financial statements.

MIST-19

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$393,877,585	$—	$—	$393,877,585
Repurchase Agreement	—	4,514,000	—	4,514,000
Total Short-Term Investments	393,877,585	4,514,000	—	398,391,585
Total Investments	$451,804,822	$1,459,076,313	$600	$1,910,881,735

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$24,480	$—	$—	$24,480
Total Futures Contracts	$24,480	$—	$—	$24,480

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued on the unrealized appreciation/depreciation on the instrument.

Warrants in the amount of $276,594 were transferred from level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ Premiums	Change in Unrealized Depreciation	Transfers into Level 3	Balance as of June 30, 2012	Change in Unrealized Depreciation from investments still held at June 30, 2012
Domestic Bonds & Debt Securities
Biotechnology	$—	$—	$(10,413)	$10,413	$0	$(10,413)
Diversified Financial Services	—	69	(15,069)	15,600	600	(15,069)
Hotels, Restaurants & Leisure	—	—	—	0	0	—
Metals & Mining	—	—	—	0	0	—

Total	$—	$69	$(25,482)	$26,013	$600	$(25,482)

Domestic Bonds & Debt Securities in the amount of $26,013 were transferred into Level 3 due to due to a decline in market activity for signficant observables which resulted in a lack of available market input to determine price.

See accompanying notes to financial statements.

MIST-20

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,910,881,735
Receivable for investments sold		5,991,651
Receivable for shares sold		34,916
Dividends receivable		266,163
Interest receivable		26,372,051
Net variation margin on futures contracts		41,016

Total Assets		1,943,587,532
Liabilities
Due to custodian	$91,413
Payables for:
Investments purchased	9,994,046
Shares redeemed	1,349,054
Collateral for securities loaned	393,877,585
Accrued expenses:
Management fees	636,201
Distribution and service fees—Class B	162,397
Distribution and service fees—Class E	2,906
Administration fees	4,817
Custodian and accounting fees	35,406
Deferred trustees’ fees	29,886
Other expenses	187,628

Total Liabilities		406,371,339

Net Assets		$1,537,216,193

Net assets represented by
Paid in surplus		$1,470,673,629
Accumulated net realized loss		(4,460,661)
Unrealized appreciation on investments, futures contracts and foreign currency transactions		32,772,202
Undistributed net investment income		38,231,023

Net Assets		$1,537,216,193

Net Assets
Class A		$717,518,527
Class B		795,827,551
Class E		23,870,115
Capital Shares Outstanding*
Class A		57,099,243
Class B		63,896,833
Class E		1,912,019
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$12.57
Class B		12.45
Class E		12.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,878,133,140.
(b)	Includes securities loaned at value of $382,893,643.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$1,195,252
Interest		45,296,605

Total investment income		46,491,857
Expenses
Management fees	$3,925,582
Administration fees	22,675
Custodian and accounting fees	77,629
Distribution and service fees—Class B	1,000,178
Distribution and service fees—Class E	18,274
Audit and tax services	44,642
Legal	18,417
Trustees’ fees and expenses	19,464
Shareholder reporting	104,262
Insurance	79
Miscellaneous	4,258

Total expenses	5,235,460

Net Investment Income		41,256,397

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		19,756,397
Futures contracts		(616,815)
Foreign currency transactions		(3,656)

Net realized gain on investments, futures contracts and foreign currency transactions		19,135,926

Net change in unrealized appreciation (depreciation) on:
Investments		27,940,050
Futures contracts		24,480
Foreign currency transactions		(873)

Net change in unrealized appreciation on investments, futures contracts and foreign currency transactions		27,963,657

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		47,099,583

Net Increase in Net Assets From Operations		$88,355,980

(a)	Net of foreign withholding taxes of $8,461.

See accompanying notes to financial statements.

MIST-21

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$41,256,397	$105,433,448
Net realized gain on investments, futures contracts and foreign currency transactions	19,135,926	76,406,760
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	27,963,657	(88,025,848)

Net increase in net assets resulting from operations	88,355,980	93,814,360

Distributions to Shareholders
From net investment income
Class A	(53,800,785)	(73,366,357)
Class B	(57,914,519)	(48,276,914)
Class E	(1,768,268)	(1,697,715)

Net decrease in net assets resulting from distributions	(113,483,572)	(123,340,986)

Net increase (decrease) in net assets from capital share transactions	42,042,076	(448,394,093)

Net increase (decrease) in net assets	16,914,484	(477,920,719)

Net Assets
Net assets at beginning of period	1,520,301,709	1,998,222,428

Net assets at end of period	$1,537,216,193	$1,520,301,709

Undistributed net investment income at end of period	$38,231,023	$110,458,198

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	977,821	$12,752,130	13,222,953	$171,582,020
Reinvestments	4,314,417	53,800,785	5,736,228	73,366,357
Redemptions	(4,119,824)	(52,838,061)	(52,643,742)	(676,189,077)

Net increase (decrease)	1,172,414	$13,714,854	(33,684,561)	$(431,240,700)

Class B
Sales	2,340,043	$30,263,128	6,638,999	$84,853,754
Reinvestments	4,681,853	57,914,519	3,804,327	48,276,914
Redemptions	(4,699,067)	(59,825,171)	(11,438,917)	(144,902,938)

Net increase (decrease)	2,322,829	$28,352,476	(995,591)	$(11,772,270)

Class E
Sales	63,238	$816,728	232,926	$3,025,191
Reinvestments	142,717	1,768,268	133,573	1,697,715
Redemptions	(203,276)	(2,610,250)	(787,118)	(10,104,029)

Net increase (decrease)	2,679	$(25,254)	(420,619)	$(5,381,123)

Increase (decrease) derived from capital shares transactions		$42,042,076		$(448,394,093)

See accompanying notes to financial statements.

MIST-22

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.80		$12.98	$12.24	$9.72	$12.63	$12.51

Income (Loss) From Investment Operations
Net investment income (a)	0.35		0.80	0.79	0.78	0.78	0.77
Net realized and unrealized gain (loss) on investments	0.40		(0.17)	0.76	2.61	(3.00)	0.07

Total from investment operations	0.75		0.63	1.55	3.39	(2.22)	0.84

Less Distributions
Distributions from net investment income	(0.98)		(0.81)	(0.81)	(0.87)	(0.51)	(0.70)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.18)	(0.02)

Total distributions	(0.98)		(0.81)	(0.81)	(0.87)	(0.69)	(0.72)

Net Asset Value, End of Period	$12.57		$12.80	$12.98	$12.24	$9.72	$12.63

Total Return (%) (b)	5.94	(c)	4.83	13.18	37.12	(18.40)	6.85

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.54	(d)	0.54	0.53	0.55	0.53	0.54
Ratio of net expenses to average net assets (%)	0.54	(d)	0.54	0.53	0.55	0.53	0.53
Ratio of net investment income to average net assets (%)	5.45	(d)	6.18	6.40	7.21	6.84	6.11
Portfolio turnover rate (%)	21.3	(c)	35.9	42.0	39.4	24.8	36.0
Net assets, end of period (in millions)	$717.5		$715.6	$1,163.2	$1,006.5	$933.7	$1,228.9

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.67		$12.87	$12.14	$9.65	$12.54	$12.43

Income (Loss) From Investment Operations
Net investment income (a)	0.33		0.76	0.76	0.74	0.75	0.73
Net realized and unrealized gain (loss) on investments	0.40		(0.19)	0.76	2.59	(2.97)	0.07

Total from investment operations	0.73		0.57	1.52	3.33	(2.22)	0.80

Less Distributions
Distributions from net investment income	(0.95)		(0.77)	(0.79)	(0.84)	(0.49)	(0.67)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.18)	(0.02)

Total distributions	(0.95)		(0.77)	(0.79)	(0.84)	(0.67)	(0.69)

Net Asset Value, End of Period	$12.45		$12.67	$12.87	$12.14	$9.65	$12.54

Total Return (%) (b)	5.89	(c)	4.46	12.97	36.77	(18.60)	6.55

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.79	(d)	0.79	0.78	0.80	0.78	0.78
Ratio of net expenses to average net assets (%)	0.79	(d)	0.79	0.78	0.80	0.78	0.78
Ratio of net investment income to average net assets (%)	5.20	(d)	5.98	6.16	6.93	6.57	5.85
Portfolio turnover rate (%)	21.3	(c)	35.9	42.0	39.4	24.8	36.0
Net assets, end of period (in millions)	$795.8		$780.4	$805.0	$740.0	$533.6	$800.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-23

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.71		$12.89	$12.16	$9.67	$12.56	$12.44

Income (Loss) From Investment Operations
Net investment income (a)	0.34		0.78	0.77	0.76	0.76	0.74
Net realized and unrealized gain (loss) on investments	0.39		(0.18)	0.76	2.58	(2.97)	0.08

Total from investment operations	0.73		0.60	1.53	3.34	(2.21)	0.82

Less Distributions
Distributions from net investment income	(0.96)		(0.78)	(0.80)	(0.85)	(0.50)	(0.68)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.18)	(0.02)

Total distributions	(0.96)		(0.78)	(0.80)	(0.85)	(0.68)	(0.70)

Net Asset Value, End of Period	$12.48		$12.71	$12.89	$12.16	$9.67	$12.56

Total Return (%) (b)	5.80	(c)	4.69	13.03	36.87	(18.52)	6.73

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.69	(d)	0.69	0.68	0.70	0.68	0.68
Ratio of net expenses to average net assets (%)	0.69	(d)	0.69	0.68	0.70	0.68	0.68
Ratio of net investment income to average net assets (%)	5.30	(d)	6.07	6.26	7.03	6.66	5.95
Portfolio turnover rate (%)	21.3	(c)	35.9	42.0	39.4	24.8	36.0
Net assets, end of period (in millions)	$23.9		$24.3	$30.0	$32.7	$23.8	$37.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.

See accompanying notes to financial statements.

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Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Lord Abbett Bond Debenture Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

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Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-26

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to convertible preferred stocks, foreign currency transactions, defaulted bonds transactions, premium amortization adjustments, contingent payment debt instruments, ASC-860 (Lehman Brothers counterparty gain/loss) adjustment, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

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Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Lord, Abbett & Co. LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$3,925,582	0.600%	First $250 Million
	0.550%	$250 Million to $500 Million
	0.500%	$500 Million to $1 Billion
	0.450%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$324,493,394	$—	$333,305,585

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Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation
	on Futures contracts*	$24,480

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Loss	Interest Rate
Futures contracts	$(616,815)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$24,480

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Futures contracts short	$(8,750,000)

(a)	Averages are based on activity levels during 2012.

6. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	9/19/2012	(75)	$(10,027,605)	$(10,003,125)	$24,480

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

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Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$123,340,986	$117,070,505	$—	$—	$123,340,986	$117,070,505

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$111,846,070	$—	$6,913,184	$(27,064,031)	$91,695,223

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $0 and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $27,064,031.

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-30

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-31

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-32

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust Lord Abbett Mid Cap Value Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Lord Abbett Mid Cap Value Portfolio returned 3.80% and 3.65%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index1, returned 7.78%. Since its inception on April 25, 2012, the Class E shares of the Lord Abbett Mid Cap Value Portfolio returned -4.08%1 while the Russell Midcap Value Index1 returned -2.61% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Like the first six months of 2011, the first half of 2012 was marked by sovereign debt difficulties in Europe and sluggish growth in the United States (“U.S.”) economy. Signs of slowing growth in China and other emerging market economies were a growing concern for investors.

U.S. gross domestic product rose 1.9% (final estimate) in the first quarter, down from 3.0% in the previous quarter. Among the factors contributing most to first-quarter growth were stronger consumption and a weather-led acceleration in residential construction; weighing on growth were weaker business fixed-investment spending, a slower pace of inventory accumulation and large contraction in government spending.

Amid the economic sluggishness, inflation rose at a subdued pace during the first four months of the year, with the increase owing mainly to higher energy prices.

Some economic indicators suggest that subpar growth may continue. In June, the Institute for Supply Management’s manufacturing index, a monthly survey of purchasing managers in 18 U.S. manufacturing industries, moved below the critical 50% threshold for the first time since July 2009. Readings below 50% generally indicate that the manufacturing sector is contracting.

In the consumer sector, the housing market showed some signs of stabilization. Sales of previously owned homes improved over the second half of 2011, with prices firming. Retail sales started the year with solid growth, but decelerated in April, to a scant 0.1% rise.

A similar pattern was seen in job creation, which started the year with strong gains in the first two months, bolstered by mild winter weather across much of the United States, only to cool off considerably in April and May. In the first five months of the year, the unemployment rate remained below 8.5%, versus a 9.0% rate as recently as September 2011.

The Federal Reserve (“Fed”) continued its accommodative monetary policy, leaving the Fed funds rate unchanged at 0–0.25%, where it has been since December 2008. In June, the Fed decided to extend its “Operation Twist” program, which sought to lower long-term interest rates. The program involved the central bank selling short-term Treasuries and using the proceeds to buy U.S. debt with maturities of six years to 30 years.

Concerns about the health of the U.S. economic recovery contributed to higher prices and lower yields on Treasury notes through May 2012. Additionally, worries about the European sovereign debt crisis fostered increased demand for Treasuries, leading to lower yields.

The S&P 500® Index rose 9.5% in the first half of 2012. Of the 10 major sectors, five outperformed the broader market: Telecommunication Services, Financials, Information Technology, Consumer Discretionary and Health Care. Growth stocks (as represented by the Russell 3000® Growth Index) outperformed value stocks (as represented by the Russell 3000® Value Index). Large cap stocks (as represented by the Russell 1000® Index) outperformed small caps (as represented by the Russell 2000® Index).

PORTFOLIO REVIEW/PERIOD END POSITIONING

For the six months ended June 30, 2012, the Portfolio underperformed the Russell Midcap® Value Index.

During the six month period, stock selection within the Industrials and Financials sectors detracted from the Portfolio’s relative performance. Within Industrials, shares of engineering and construction firm Jacobs Engineering Group, Inc. declined following disappointing fiscal second quarter results, partly due to budgetary constraints and project delays in the company’s government segment. In addition, shares of Dun & Bradstreet Corporation, a provider of commercial information and insight on businesses, fell as the company has struggled to acquire new customers, partly due to increased competition. We eliminated this position from the Portfolio. Within Financials, shares of Lazard Ltd. (Bermuda), a financial advisory and asset management firm, fell on concerns about margins, as the firm’s compensation expense is expected to rise in the coming year. The Portfolio was also negatively impacted by an underweight allocation within the Financials sector.

Contributing to the Portfolio’s relative performance during the six month period was positive stock selection within the Health Care and Telecommunication Services sectors. Within Health Care, DaVita Inc., a provider of dialysis services for patients with chronic kidney failure, announced first quarter earnings that beat expectations, aided by strong volumes and tight cost controls. The market reacted favorably to the company’s May announcement that it would acquire HealthCare Partners, an operator of primary care medical groups. In addition, shares of Community Health Systems, Inc., an operator of hospitals, reacted favorably to the Supreme Court ruling upholding the Affordable Care Act (“ACA”). The firm is expected to benefit from the ACA as the insured population grows. Within Telecommunication Services the Portfolio’s position in CenturyLink, Inc., an integrated communications services company, was a top contributor, as the firm continues to benefit from increased investment and broadband service offerings to its customers, as well as cost synergies derived from recent acquisitions. The Portfolio’s underweight allocation within the Utilities sector also benefited relative performance.

MIST-1

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary*—(Continued)

We continue to execute a time-tested investment process predicated on valuation analysis and independent fundamental research. The Health Care sector is now the largest overweight in the Portfolio, primarily concentrated in the pharmaceuticals and health care providers and services industries. Within the Industrials sector, we significantly reduced our exposure to machinery firms during the period. However, this sector remains a large overweight within the Portfolio. We decreased our position in the Energy sector, as we sold out of companies negatively affected by low natural gas prices. In addition, we reduced our exposure within Materials, mainly in the chemicals segment. During the six month period, we increased our exposure to the Utilities sector, although this sector currently is the largest underweight in the Portfolio relative to the index. We also increased our exposure to financials, particularly in insurance companies, although we continue to be underweight within the sector.

Jeff Diamond, CFA

Robert P. Fetch,

Partner & Director of Domestic Equity Portfolio Management Lord, Abbett & Co. LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

LORD ABBETT MID CAP VALUE PORTFOLIO MANAGED BY LORD, ABBETT & CO. LLC VS. RUSSELL MIDCAP VALUE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Lord Abbett Mid Cap Value Portfolio
Class A	3.80	-7.45	-2.35	5.62	—
Class B	3.65	-7.66	-2.59	5.35	—
Class E	—	—	—	—	-4.08
Russell Midcap Value Index[1]	7.78	-0.37	-0.13	8.17	—

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 8/20/1997. Inception of Class B shares is 4/3/2001. Inception of Class E shares is 4/25/2012.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Interpublic Group of Cos., Inc. (The)	2.6
Fiserv, Inc.	2.1
Watson Pharmaceuticals, Inc.	1.9
Omnicom Group, Inc.	1.9
Ashland, Inc.	1.9
Bunge, Ltd.	1.9
PartnerRe, Ltd.	1.8
Mylan, Inc.	1.7
Everest Re Group, Ltd.	1.7
Cigna Corp.	1.5

Top Sectors

% of Market Value of Total Investments
Financials	24.4
Industrials	13.0
Health Care	12.0
Consumer Discretionary	11.6
Information Technology	9.7
Materials	8.2
Energy	6.5
Utilities	4.9
Cash & Cash Equivalents	4.6
Consumer Staples	3.9

MIST-3

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Lord Abbett Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.69%	$1,000.00	$1,038.00	$3.50
	Hypothetical*	0.69%	$1,000.00	$1,021.43	$3.47

Class B(a)	Actual	0.94%	$1,000.00	$1,036.50	$4.76
	Hypothetical*	0.94%	$1,000.00	$1,020.14	$4.72

Class E(a)(b)	Actual	0.84%	$1,000.00	$959.20	$1.51
	Hypothetical*	0.84%	$1,000.00	$1,007.66	$1.54

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days for Class A and Class B and 67 days for Class E) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to the Financial Statements.

(b) Commencement of operations was 4/25/2012.

MIST-4

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Esterline Technologies Corp.*	213,400	$13,305,490

Airlines—0.7%
United Continental Holdings, Inc.* (a)	273,600	6,656,688

Beverages—1.2%
Beam, Inc.	167,900	10,492,071
Dr Pepper Snapple Group, Inc.	28,800	1,260,000

		11,752,071

Capital Markets—3.0%
Affiliated Managers Group, Inc.*	97,300	10,649,485
Ares Capital Corp.	244,700	3,905,412
Lazard, Ltd. - Class A	222,557	5,784,256
Raymond James Financial, Inc.	297,100	10,172,704

		30,511,857

Chemicals—3.8%
Ashland, Inc. (a)	274,110	18,998,564
Chemtura Corp.*	355,600	5,156,200
Eastman Chemical Co.	135,600	6,830,172
International Flavors & Fragrances, Inc. (a)	135,400	7,419,920

		38,404,856

Commercial Banks—8.7%
CIT Group, Inc.*	294,000	10,478,160
City National Corp. (a)	230,000	11,173,400
Comerica, Inc.	392,800	12,062,888
Commerce Bancshares, Inc. (a)	106,442	4,034,152
Cullen/Frost Bankers, Inc. (a)	179,600	10,325,204
Fifth Third Bancorp.	566,600	7,592,440
Hancock Holding Co. (a)	289,000	8,797,160
M&T Bank Corp.	167,000	13,789,190
Signature Bank* (a)	83,600	5,097,092
Zions Bancorporation (a)	248,200	4,820,044

		88,169,730

Commercial Services & Supplies—0.2%
Republic Services, Inc.	66,100	1,749,006

Construction & Engineering—2.7%
Jacobs Engineering Group, Inc.*	346,900	13,133,634
URS Corp.	421,900	14,715,872

		27,849,506

Construction Materials—0.5%
Eagle Materials, Inc. (a)	136,900	5,111,846

Consumer Finance—0.7%
Discover Financial Services	199,500	6,898,710

Containers & Packaging—1.7%
Ball Corp.	208,400	8,554,820
Greif, Inc. - Class A (a)	126,072	5,168,952

Containers & Packaging—(Continued)
Rock-Tenn Co.—Class A	64,800	$3,534,840

		17,258,612

Diversified Telecommunication Services—1.2%
CenturyLink, Inc.	309,300	12,214,257

Electric Utilities—3.3%
Edison International	107,664	4,974,077
N.V. Energy, Inc.	467,600	8,220,408
Northeast Utilities	147,553	5,726,532
PPL Corp.	268,300	7,461,423
Xcel Energy, Inc.	241,000	6,846,810

		33,229,250

Electrical Equipment—0.3%
AMETEK, Inc.	61,800	3,084,438

Electronic Equipment, Instruments & Components—3.3%
Anixter International, Inc. (a)	238,800	12,668,340
Arrow Electronics, Inc.*	251,000	8,235,310
TE Connectivity, Ltd.	382,100	12,192,811

		33,096,461

Energy Equipment & Services—4.0%
Ensco plc - Class A	219,700	10,319,309
Halliburton Co.	200,200	5,683,678
Rowan Cos. plc - Class A* (a)	162,500	5,253,625
Superior Energy Services, Inc.*	291,900	5,905,137
Tidewater, Inc. (a)	230,051	10,665,164
Weatherford International, Ltd.*	250,000	3,157,500

		40,984,413

Food Products—2.8%
Bunge, Ltd.	302,100	18,953,754
Flowers Foods, Inc. (a)	123,000	2,857,290
H.J. Heinz Co. (a)	120,900	6,574,542

		28,385,586

Gas Utilities—0.4%
Piedmont Natural Gas Co., Inc. (a)	120,841	3,889,872

Health Care Providers & Services—5.6%
Cigna Corp.	336,200	14,792,800
Community Health Systems, Inc.*	399,800	11,206,394
DaVita, Inc.*	139,762	13,726,026
Laboratory Corp. of America Holdings*	53,800	4,982,418
McKesson Corp.	132,700	12,440,625

		57,148,263

Hotels, Restaurants & Leisure—0.6%
Darden Restaurants, Inc. (a)	129,700	6,566,711

Household Durables—1.5%
Harman International Industries, Inc.	203,600	8,062,560

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Tupperware Brands Corp.	138,908	$7,606,602

		15,669,162

Industrial Conglomerates—1.0%
Tyco International, Ltd.	190,900	10,089,065

Insurance—7.9%
ACE, Ltd.	185,700	13,765,941
Allstate Corp. (The)	87,400	3,066,866
Brown & Brown, Inc.	200,000	5,454,000
Everest Re Group, Ltd.	163,200	16,889,568
Lincoln National Corp.	314,200	6,871,554
Marsh & McLennan Cos., Inc.	366,900	11,825,187
PartnerRe, Ltd.	240,800	18,221,336
XL Group plc	175,200	3,686,208

		79,780,660

IT Services—2.1%
Fiserv, Inc.*	290,600	20,987,132

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc.	257,600	10,108,224
Life Technologies Corp.*	116,600	5,245,834

		15,354,058

Machinery—3.9%
Dover Corp.	185,701	9,955,431
Eaton Corp.	212,100	8,405,523
IDEX Corp.	307,000	11,966,860
Kennametal, Inc.	157,600	5,224,440
Nordson Corp.	71,000	3,641,590

		39,193,844

Marine—0.1%
Kirby Corp.* (a)	12,047	567,173

Media—5.5%
Discovery Communications, Inc. - Class A*	186,500	10,071,000
Interpublic Group of Cos., Inc. (The)	2,456,300	26,650,855
Omnicom Group, Inc.	399,662	19,423,573

		56,145,428

Metals & Mining—1.0%
Reliance Steel & Aluminum Co.	210,000	10,605,000

Multi-Utilities—1.3%
CMS Energy Corp.	563,700	13,246,950

Multiline Retail—1.6%
JC Penney Co., Inc. (a)	122,900	2,864,799
Macy’s, Inc.	402,000	13,808,700

		16,673,499

Oil, Gas & Consumable Fuels—2.4%
EQT Corp.	64,300	$3,448,409
Kinder Morgan, Inc.	191,230	6,161,430
Noble Energy, Inc.	30,500	2,587,010
QEP Resources, Inc. (a)	138,900	4,162,833
Range Resources Corp. (a)	129,000	7,981,230

		24,340,912

Paper & Forest Products—1.2%
International Paper Co.	417,800	12,078,598

Pharmaceuticals—4.9%
Mylan, Inc.*	814,900	17,414,413
Par Pharmaceutical Cos., Inc.* (a)	231,600	8,370,024
Warner Chilcott plc - Class A*	260,000	4,659,200
Watson Pharmaceuticals, Inc.*	266,600	19,725,734

		50,169,371

Professional Services—1.2%
Manpower, Inc.	327,000	11,984,550

Real Estate Investment Trusts—2.9%
Alexandria Real Estate Equities, Inc.	128,000	9,308,160
CBL & Associates Properties, Inc. (a)	163,400	3,192,836
Home Properties, Inc.	40,893	2,509,195
Vornado Realty Trust	92,200	7,742,956
Weyerhaeuser Co.	320,062	7,156,586

		29,909,733

Real Estate Management & Development—1.3%
Jones Lang LaSalle, Inc.	193,551	13,620,184

Road & Rail—1.2%
Kansas City Southern	63,900	4,444,884
Knight Transportation, Inc. (a)	455,700	7,286,643

		11,731,527

Semiconductors & Semiconductor Equipment—3.8%
Analog Devices, Inc.	205,100	7,726,117
Broadcom Corp. - Class A*	336,400	11,370,320
Lam Research Corp.*	176,500	6,661,110
Micron Technology, Inc.*	1,256,000	7,925,360
Xilinx, Inc.	156,300	5,246,991

		38,929,898

Software—0.6%
Adobe Systems, Inc.*	198,500	6,425,445

Specialty Retail—1.3%
Pier 1 Imports, Inc. (a)	775,000	12,733,250

Textiles, Apparel & Luxury Goods—1.0%
Gildan Activewear, Inc. (a)	275,600	7,584,512
PVH Corp.	32,900	2,559,291

		10,143,803

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Trading Companies & Distributors—0.7%
WESCO International, Inc.* (a)	117,700	$6,773,635

Total Common Stocks (Cost $933,984,619)		973,420,500

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Kinder Morgan, Inc., expires 02/15/17* (Cost $408,996)	229,120	494,899

Short-Term Investments—16.1%

Mutual Fund—11.5%
State Street Navigator Securities Lending Prime Portfolio (b)	116,977,176	116,977,176

Repurchase Agreement—4.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $46,413,039 on 07/02/12, collateralized by $44,680,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $47,343,196.	$46,413,000	46,413,000

Total Short-Term Investments (Cost $163,390,176)		163,390,176

Total Investments—112.0% (Cost $1,097,783,791#)		1,137,305,575
Other assets and liabilities (net)—(12.0)%		(121,761,067)

Net Assets—100.0%		$1,015,544,508

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,097,783,791. The aggregate unrealized appreciation and depreciation of investments were $71,719,310 and $(32,197,526), respectively, resulting in net unrealized appreciation of $39,521,784 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $116,142,538 and the collateral received consisted of cash in the amount of $116,977,176 and non-cash collateral with a value of $182,721. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of cash collateral received from securities lending transactions.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$973,420,500	$—	$—	$973,420,500
Total Warrant*	494,899	—	—	494,899
Short-Term Investments
Mutual Fund	116,977,176	—	—	116,977,176
Repurchase Agreement	—	46,413,000	—	46,413,000
Total Short-Term Investments	116,977,176	46,413,000	—	163,390,176
Total Investments	$1,090,892,575	$46,413,000	$—	$1,137,305,575

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,137,305,575
Cash		562
Receivable for investments sold		11,096,174
Receivable for shares sold		1,006,625
Dividends receivable		1,132,677
Interest receivable		26

Total Assets		1,150,541,639
Liabilities
Payables for:
Investments purchased	$16,307,583
Shares redeemed	871,979
Collateral for securities loaned	116,977,176
Accrued expenses:
Management fees	525,052
Distribution and service fees— Class B	135,943
Distribution and service fees— Class E	4,470
Administration fees	3,149
Custodian and accounting fees	19,329
Deferred trustees’ fees	59,736
Other expenses	92,714

Total Liabilities		134,997,131

Net Assets		$1,015,544,508

Net assets represented by
Paid in surplus		$1,058,948,113
Accumulated net realized loss		(86,829,291)
Unrealized appreciation on investments		39,521,784
Undistributed net investment income		3,903,902

Net Assets		$1,015,544,508

Net Assets
Class A		$296,673,752
Class B		681,733,216
Class E		37,137,540
Capital Shares Outstanding*
Class A		18,706,143
Class B		43,511,764
Class E		2,354,736
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$15.86
Class B		15.67
Class E		15.77

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,097,783,791.
(b)	Includes securities loaned at value of $116,142,538.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$6,566,095
Interest (b)		83,911

Total investment income		6,650,006
Expenses
Management fees	$2,033,899
Administration fees	9,712
Custodian and accounting fees	32,724
Distribution and service fees—Class B	595,884
Distribution and service fees—Class E	9,497
Audit and tax services	18,472
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	28,775
Insurance	3,506
Miscellaneous	3,826

Total expenses	2,772,806
Less management fee waiver	(30,659)
Less broker commission recapture	(10,348)

Net expenses	2,731,799

Net Investment Income		3,918,207

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		21,711,855

Net change in unrealized depreciation on investments		(55,550,161)

Net realized and unrealized loss on investments		(33,838,306)

Net Decrease in Net Assets From Operations		$(29,920,099)

(a)	Net of foreign withholding taxes of $2,306.
(b)	Includes net income on securities loaned of $82,939.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,918,207	$1,801,883
Net realized gain on investments	21,711,855	34,259,445
Net change in unrealized depreciation on investments	(55,550,161)	(50,735,165)

Net decrease in net assets resulting from operations	(29,920,099)	(14,673,837)

Distributions to Shareholders
From net investment income
Class A	(270,664)	(297,180)
Class B	(1,502,171)	(2,004,268)

Net decrease in net assets resulting from distributions	(1,772,835)	(2,301,448)

Net increase (decrease) in net assets from capital share transactions	654,607,272	(15,274,882)

Net increase (decrease) in net assets	622,914,338	(32,250,167)

Net Assets
Net assets at beginning of period	392,630,170	424,880,337

Net assets at end of period	$1,015,544,508	$392,630,170

Undistributed net investment income at end of period	$3,903,902	$1,758,530

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	541,357	$8,605,351	220,483	$3,623,760
Shares issued through acquisition	16,541,705	281,043,573	—	—
Reinvestments	16,305	270,664	17,258	297,180
Redemptions	(705,198)	(11,323,351)	(576,940)	(9,413,328)

Net increase (decrease)	16,394,169	$278,596,237	(339,199)	$(5,492,388)

Class B
Sales	1,133,343	$17,871,014	3,886,401	$61,853,567
Shares issued through acquisition	21,669,916	363,837,884	—	—
Reinvestments	91,540	1,502,171	117,690	2,004,268
Redemptions	(2,912,577)	(47,063,536)	(4,612,663)	(73,640,329)

Net increase (decrease)	19,982,222	$336,147,533	(608,572)	$(9,782,494)

Class E (a)
Sales	14,366	$226,805	—	$—
Shares issued through acquisition	2,418,202	40,867,612	—	—
Redemptions	(77,832)	(1,230,915)	—	—

Net increase	2,354,736	$39,863,502	—	$—

Increase (decrease) derived from capital shares transactions		$654,607,272		$(15,274,882)

(a)	Commencement of operations was 4/25/2012.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.38		$16.04	$12.84	$10.40	$19.70	$22.79

Income (Loss) From Investment Operations
Net investment income (a)	0.15		0.10	0.12	0.11	0.26	0.16
Net realized and unrealized gain (loss) on investments	0.44		(0.64)	3.19	2.60	(7.04)	0.33

Total from investment operations	0.59		(0.54)	3.31	2.71	(6.78)	0.49

Less Distributions
Distributions from net investment income	(0.11)		(0.12)	(0.11)	(0.27)	(0.13)	(0.24)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(2.39)	(3.34)

Total distributions	(0.11)		(0.12)	(0.11)	(0.27)	(2.52)	(3.58)

Net Asset Value, End of Period	$15.86		$15.38	$16.04	$12.84	$10.40	$19.70

Total Return (%) (f)	3.80	(b)	(3.46)	25.84	26.86	(38.66)	0.90

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.70	(c)	0.73	0.75	0.76	0.75	0.75
Ratio of net expenses to average net assets (%) (d)	0.69	(c)	0.73	0.75	0.76	0.75	0.73
Ratio of net investment income to average net assets (%)	1.83	(c)	0.65	0.86	1.04	1.78	0.74
Portfolio turnover rate (%)	38.4	(b)	47.3	76.8	112.7	30.2	38.4
Net assets, end of period (in millions)	$296.7		$35.6	$42.5	$38.2	$36.9	$77.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.18		$15.84	$12.69	$10.27	$19.48	$22.56

Income (Loss) From Investment Operations
Net investment income (a)	0.09		0.06	0.08	0.08	0.22	0.11
Net realized and unrealized gain (loss) on investments	0.47		(0.64)	3.15	2.57	(6.95)	0.31

Total from investment operations	0.56		(0.58)	3.23	2.65	(6.73)	0.42

Less Distributions
Distributions from net investment income	(0.07)		(0.08)	(0.08)	(0.23)	(0.09)	(0.16)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(2.39)	(3.34)

Total distributions	(0.07)		(0.08)	(0.08)	(0.23)	(2.48)	(3.50)

Net Asset Value, End of Period	$15.67		$15.18	$15.84	$12.69	$10.27	$19.48

Total Return (%) (f)	3.65	(b)	(3.70)	25.53	26.53	(38.77)	0.60

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.95	(c)	0.98	1.00	1.01	1.00	1.01
Ratio of net expenses to average net assets (%) (d)	0.94	(c)	0.98	1.00	1.01	1.00	0.98
Ratio of net investment income to average net assets (%)	1.10	(c)	0.41	0.62	0.76	1.56	0.53
Portfolio turnover rate (%)	38.4	(b)	47.3	76.8	112.7	30.2	38.4
Net assets, end of period (in millions)	$681.7		$357.1	$382.3	$307.1	$228.3	$422.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Period Ended June 30, 2012(e) (Unaudited)
Net Asset Value, Beginning of Period	$16.44

Income (Loss) From Investment Operations
Net investment income (a)	0.06
Net realized and unrealized loss on investments	(0.73)

Total from investment operations	(0.67)

Net Asset Value, End of Period	$15.77

Total Return (%) (f)	(4.08	)(b)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.85	(c)
Ratio of net expenses to average net assets (%) (d)	0.84	(c)
Ratio of net investment income to average net assets (%)	2.02	(c)
Portfolio turnover rate (%)	38.4	(b)
Net assets, end of period (in millions)	$37.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Commencement of operations was 4/25/2012.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Lord Abbett Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-13

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-14

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, partnerships, Real Estate Investment Trust (REITs), deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general

MIST-15

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Lord, Abbett & Co. LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,033,899	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	First $200 million
(0.025)%	$500 million to $900 million
0.025%	Over $1 billion

The adviser voluntarily waived these amounts for the period January 1, 2012 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MIST-16

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$252,933,363	$—	$287,701,171

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Acquisition

At the close of business on April 27, 2012, the Portfolio, with aggregate Class A, Class B and Class E net assets of $41,925,587, $375,659,920 and $1,028, respectively, acquired all of the assets and liabilities of Lord Abbett Mid Cap Value Portfolio of the Metropolitan Series Fund (“MSF Lord Abbett Mid Cap Value”). The acquisition was accomplished by a tax-free exchange of 16,541,705 Class A shares of the Portfolio (valued at $281,043,573) for 13,726,281 Class A shares of MSF Lord Abbett Mid Cap Value; 21,669,916 Class B shares of the Portfolio (valued at $363,837,884) for 17,930,264 of Class B shares of MSF Lord Abbett Mid Cap Value; and 2,418,202 Class E shares of the Portfolio (valued at $40,867,612) for 2,000,483 of Class E shares of MSF Lord Abbett Mid Cap Value. MSF Lord Abbett Mid Cap Value then distributed the Class A, B and E shares of the Portfolio that it received from the Portfolio to its shareholders by class. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. MSF Lord Abbett Mid Cap Value’s net assets on April 27, 2012, were $281,043,573, $363,837,884 and $40,867,612 for Class A, Class B and Class E shares, respectively, including investments valued at $686,007,596 with a cost basis of $627,319,877. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from MSF Lord Abbett Mid Cap Value were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Portfolio acquired $(53,680,348) in capital loss carry forwards from MSF Lord Abbett Mid Cap Value.

The net assets of the Portfolio immediately after the acquisition were $1,103,335,604, which included $58,687,719 of acquired unrealized appreciation.

Assuming the acquisition had been completed on January 1, 2012, the Portfolio’s pro-forma results of operations for the six months ended June 30, 2012 are as follows:

(Unaudited)
Net investment income	$5,138,238	(a)
Net realized and unrealized gain (loss) on Investments	$35,760,886	(b)

Net increase in net assets from operations	$40,899,124

MIST-17

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MSF Lord Abbett Mid Cap Value that have been included in the Portfolio’s Statement of Operations since April 27, 2012.

(a)	$3,918,207 as reported plus $1,111,167 MSF Lord Abbett Mid Cap Value pre-merger, plus $72,475 in lower advisory fees, plus $36,389 of pro-forma eliminated other expenses.
(b)	$39,521,784 Unrealized appreciation, as reported June 30, 2012, minus $130,479,053 pro-forma December 31, 2011 Unrealized appreciation, plus $21,711,855 Net realized gain as reported, plus $105,006,300 in Net Realized gain from MSF Lord Abbett Mid Cap Value pre-merger.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$2,301,448	$2,250,005	$—	$—	$2,301,448	$2,250,005

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$1,783,595	$—	$35,481,716	$(107,638,634)	$(70,373,323)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $107,638,634.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-18

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

At a Special Meeting of Shareholders, held on April 23, 2012, the shareholders of the respective Portfolios voted for the following proposal:

	For	Against	Abstain	Total
To approve an Agreement and Plan of Reorganization providing for the sale of the assets of the Lord Abbett Mid Cap Value Portfolio to, and the assumption of the liabilities of the Lord Abbett Mid Cap Value Portfolio by, the Lord Abbett Mid Cap Value portfolio, a series of Met Investors Series Trust, in exchange for shares of the Lord Abbett Mid Cap Value Portfolio and the distribution of such shares to the shareholders of the Lord Abbett Mid Cap Value Portfolio in complete liquidation of the Lord Abbett Mid Cap Value Portfolio.	30,860,948.707	934,313.192	2,556,874.981	34,352,136.880

MIST-19

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-20

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Met/Eaton Vance Floating Rate Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Met/Eaton Vance Floating Rate Portfolio returned 3.69% and 3.60%, respectively. The Portfolio’s benchmark, the S&P/LSTA Leveraged Loan Index1, returned 4.54% over the same period.

MARKET ENVIRONMENT/CONDITIONS

In the backdrop of a mixed macro situation in the U.S., continued concerns in the Eurozone, and tempered growth in Chinese and other emerging economies, loans have shown considerable resilience over the first half of 2012, advancing in five of the first six months, with May posting the lone month of negative performance. The 2012 first half return of 4.54% was the second strongest first half performance for the U.S. leveraged loan market in the last eight years, with only the first half of 2009 generating a stronger performance period on the heels of an extreme technical driven snapback. Favorable conditions, particularly the continued strength of issuer fundamentals, anchored first half loan market performance results.

During the period, issuers booked their twelfth straight quarter of positive EBITDA (Earnings Before Interest, Taxes, Depreciation, & Amortization) growth, underscoring the continued health of the corporate sector according to S&P/LCD (there is a one quarter lag in the release of this data by S&P/LCD). Even with the low-wattage recovery in the U.S., issuers were able to maintain strength in cash flows, and therefore meet debt service requirements. As a result, the default rate remained well below long-term averages, ending June at 1.04% by principal amount on a last-twelve-months basis, according to S&P/LCD.

Over the first half of 2012, net outstanding loans edged up roughly 2%, ending the period at $529.7 billion (S&P/LCD). During the period, the loan market experienced resurgent demand from the collateralized loan obligations (CLO) segment along with a continuation of modest demand from retail funds.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Over the first six months of 2012, the lower quality segments of the leveraged loan market assumed market leadership relative to higher quality loan offerings. Lower quality CCC loans (+5.6%) were among the best performing segments, while higher quality BBB (+2.3%) and BB (+3.3%) loans lagged the broader market. The Portfolio’s commitment to greater-than-benchmark exposure to higher quality loans was a drag on relative performance over the period, particularly the Portfolio’s significant underweight exposure to CCC loans and meaningful overweight exposure to BB loans. Contributing to the Portfolio’s relative performance during the period was an overweight exposure to the strong-performing B loan segment (+5.8%).

The Portfolio employs a rigorous, bottom-up credit research process where loan selection drives portfolio performance. With that said, deconstructing results from the perspective of industry exposures can be helpful. Underweight exposures to Publishing (+8.5%) and Radio & Television (+7.2), hurt relative performance results during the first half of 2012. Industry exposures which benefited relative performance included a sizeable underweight to Utilities (+0.9%), which trailed the market, and an overweight to Business Equipment & Services (+5.3%) loan issuers.

The cornerstones of the strategy’s investment philosophy are intense, internal credit research and extreme diversification. The Portfolio’s issuer diversification was expressed in its 350 loan issuer positions across 35 industries as of June 30, 2012. Since its inception, the Portfolio has maintained a greater focus on higher quality loans relative to the Index as we believe the optimal risk/return profile can be achieved predominately through interest income realized through investments of higher quality loans, rather than seeking the capital gains associated with distressed loans. As of June 30, 2012, the Portfolio maintained a significant underweight to loans rated CCC or below by S&P (1.1% vs. 9.0%) and a large overweight to higher quality BB loans (49.0% vs. 38.4%). The Portfolio’s higher quality positioning was also exhibited in its average loan price of $98.33 vs. a $95.21 average loan price for the Index as of June 30, 2012.

Given the floating-rate nature of the asset class, the Portfolio is exposed to minimal interest rate risk as the loans in the Portfolio reset their coupons every 48 days on average as of June 30, 2012, resulting in a portfolio duration of roughly 0.13 years for the period.

Scott H. Page, CFA

Craig P. Russ

Andrew N. Sveen, CFA

Portfolio Managers

Eaton Vance Management

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

MET/EATON VANCE FLOATING RATE PORTFOLIO MANAGED BY

EATON VANCE MANAGEMENT VS. S&P/LSTA LEVERAGED LOAN INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
Met/Eaton Vance Floating Rate Portfolio
Class A	3.69	4.09	4.36
Class B	3.60	3.80	4.08
S&P/LSTA Leveraged Loan Index[1]	4.54	3.43	4.55

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Standard & Poor’s/Loan Syndications and Trading Association (S&P/LSTA) Index is a weekly total return index that uses mark-to-market pricing to calculate market value change. The Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included represent a broad cross section of leveraged loans syndicated in the U.S., including dollar-denominated loans to overseas issuers.

2 “Average Annual Return” is calculated including reinvestment of all income and capital gain distributions.

3 Inception of the Class A and Class B shares is 4/30/2010. Index returns are based on an inception date of 4/30/2010.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
Intelsat Jackson Holdings S.A.	1.2
HCA, Inc.	1.2
Community Health Systems, Inc.	1.1
Rite Aid Corp.	1.0
Asurion LLC	0.9
MetroPCS Wireless, Inc.	0.9
First Data Corp.	0.9
Goodyear Tire & Rubber Co. (The)	0.9
Del Monte Foods Co.	0.9
Sabre, Inc.	0.9

Top Sectors

% of Market Value of Total Investments
Senior Floating Rate Interests	97.8
Cash & Cash Equivalents	2.2

MIST-2

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Eaton Vance Floating Rate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.67%	$1,000.00	$1,036.90	$3.39
	Hypothetical*	0.67%	$1,000.00	$1,021.53	$3.37

Class B	Actual	0.92%	$1,000.00	$1,036.00	$4.66
	Hypothetical*	0.92%	$1,000.00	$1,020.29	$4.62

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—97.5% of Net Assets

Security Description	Principal Amount	Value

Aerospace & Defense—1.4%
DAE Aviation Holdings, Inc. Term Loan 5.470%, 07/31/14	$5,012,943	$4,962,814
Ducommun, Inc. Term Loan 5.500%, 06/28/17	495,000	492,525
DynCorp International LLC Term Loan 6.290%, 07/07/16	1,154,823	1,155,305
Sequa Corp. Term Loan 3.720%, 12/03/14	1,000,000	980,417
TransDigm Group, Inc. Term Loan 4.000%, 02/14/17	3,660,928	3,661,407

		11,252,468

Air Freight & Logistics—0.5%
Evergreen International Aviation, Inc. Term Loan 11.500%, 06/30/15	776,627	673,724
Flying Fortress, Inc. Term Loan 5.000%, 06/30/17	3,275,000	3,295,469

		3,969,193

Auto Components—3.7%
Allison Transmission, Inc. Term Loan 2.750%, 08/07/14	5,979,038	5,919,230
Delphi Corp. Term Loan 3.500%, 03/31/17	1,810,447	1,810,447
Federal-Mogul Corp. Term Loan 2.180%, 12/29/14	3,585,468	3,420,386
2.180%, 12/28/15	2,884,062	2,751,274
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 4.750%, 04/30/19	7,300,000	7,144,875
HHI Holdings LLC Term Loan 7.002%, 03/21/17	618,870	621,964
Metaldyne Co. LLC Term Loan 5.250%, 05/18/17	2,446,537	2,428,188
Schaeffler AG Term Loan 6.000%, 01/27/17	1,075,000	1,076,673
Veyance Technologies, Inc. Delayed Draw Term Loan 2.500%, 07/31/14	559,403	544,020
Incremental Term Loan 5.500%, 07/31/14	324,188	320,946

Auto Components—(Continued)
Veyance Technologies, Inc. Term Loan 2.500%, 07/31/14	$3,905,580	$3,798,176

		29,836,179

Automobiles—0.7%
Chrysler Group LLC Term Loan 6.000%, 05/24/17	5,305,200	5,351,291

Biotechnology—0.8%
Catalent Pharma Solutions, Inc. Extended Term Loan 4.245%, 09/15/16	2,246,787	2,234,149
Incremental Term Loan 5.250%, 09/15/17	1,095,754	1,097,123
Grifols, Inc. Term Loan 4.500%, 06/01/17	3,098,197	3,093,680

		6,424,952

Building Products—0.3%
Armstrong World Industries, Inc. Term Loan 4.000%, 03/09/18	1,262,675	1,253,837
Goodman Global Holdings, Inc. First Lien Term Loan 5.750%, 10/28/16	1,047,188	1,048,758

		2,302,595

Capital Markets—1.5%
Grosvenor Capital Management Holdings LLP Extended Term Loan 4.250%, 12/05/16	1,477,008	1,453,006
Harbourvest Partners LLC Term Loan 6.250%, 12/16/16	660,045	658,395
LPL Holdings, Inc. Term Loan 2.745%, 03/29/17	765,313	740,918
4.000%, 03/29/19	2,743,125	2,724,266
Nuveen Investments, Inc. Extended First Lien Term Loan 5.960%, 05/13/17	2,876,204	2,830,665
Extended Term Loan 5.960%, 05/12/17	2,023,796	1,993,945
Incremental Term Loan 7.250%, 05/13/17	500,000	500,000
Sheridan Investment Partners I LLC Term Loan 6.500%, 04/20/17	488,877	489,895
Sheridan Production Partners I LLC First Lien Term Loan 6.000%, 06/19/19	975,000	965,250

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Capital Markets—(Continued)
Term Loan 6.500%, 04/20/17	$104,348	$104,566

		12,460,906

Chemicals—4.2%
Ashland, Inc. Term Loan 3.750%, 08/23/18	2,009,451	2,015,172
AZ Chem US, Inc. Term Loan 7.250%, 12/22/17	1,079,545	1,087,912
Chemtura Corp. Term Loan 5.500%, 08/27/16	1,200,000	1,204,500
Emerald Performance Materials LLC Term Loan 6.750%, 05/18/18	675,000	672,469
General Chemical Corp. Term Loan 5.000%, 10/06/15	337,831	336,459
Harko C.V. Term Loan 5.750%, 08/02/17	471,438	471,830
Hexion Specialty Chemical, Inc. Extended Term Loan 4.250%, 05/05/15	3,189,758	3,023,960
Houghton International, Inc. Term Loan 6.750%, 01/29/16	1,548,559	1,556,302
Huish Detergents, Inc. Term Loan 2.250%, 04/25/14	1,480,519	1,413,896
Huntsman International LLC Term Loan 2.846%, 04/19/17	1,362,061	1,336,522
Ineos U.S. Finance LLC Term Loan 6.500%, 05/04/18	3,391,500	3,325,366
Momentive Performance Materials, Inc. Extended Term Loan 3.750%, 05/05/15	1,793,452	1,720,593
Incremental Term Loan 3.750%, 05/29/15	623,438	593,045
Norit Holdings N.V. Term Loan 6.750%, 07/07/17	1,166,188	1,172,018
Omnova Solutions, Inc. Term Loan 5.500%, 05/31/17	1,800,094	1,805,719
Rockwood Specialties Group, Inc. Term Loan 3.500%, 02/09/18	1,584,000	1,586,599
Solutia, Inc. Term Loan 3.500%, 08/01/17	1,735,609	1,736,152

Chemicals—(Continued)
Styron S.A.R.L LLC Term Loan 6.060%, 08/02/17	$2,265,500	$2,128,625
Taminco Global Chemical Corp. Term Loan 5.250%, 02/15/19	374,063	374,998
Tronox, Inc. Delayed Draw Term Loan 4.250%, 02/08/18	166,071	163,425
Term Loan 4.250%, 02/08/18	608,929	600,366
Unifrax Corp. Term Loan 6.500%, 11/28/18	472,937	478,848
Univar, Inc. Term Loan 5.000%, 06/30/17	5,028,437	4,937,297

		33,742,073

Commercial Services & Supplies—3.7%
ACCO Brands Corp. Term Loan 4.250%, 04/30/19	1,467,625	1,467,625
Allied Security Holdings LLC First Lien Term Loan 5.250%, 02/03/17	395,000	394,506
Altegrity, Inc. Term Loan 7.750%, 02/20/15	398,549	396,556
2.994%, 02/21/15	1,995,849	1,891,067
ARAMARK Corp. Extended Letter of Credit 3.346%, 07/26/16	154,267	153,078
Extended Term Loan 3.346%, 07/26/16	160,084	158,684
3.495%, 07/26/16	2,345,733	2,327,652
3.650%, 07/26/16	1,987,191	1,969,803
Brickman Group Holdings, Inc. Term Loan 5.500%, 10/14/16	969,239	971,662
ClientLogic Corp. Extended Term Loan 7.219%, 01/30/17	2,394,165	2,316,355
Delos Aircraft, Inc. Term Loan 4.750%, 04/12/16	2,250,000	2,264,063
IAP Worldwide Services, Inc. First Lien Term Loan 9.250%, 12/28/12	1,402,752	1,213,381
KAR Auction Services, Inc. Term Loan 5.000%, 05/19/17	2,796,750	2,805,140
Merrill Communications LLC Term Loan 7.750%, 12/24/12	1,593,936	1,502,285

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Commercial Services & Supplies—(Continued)
Monitronics International, Inc. Term Loan 5.500%, 03/16/18	$822,938	$822,423
ServiceMaster Co. Delayed Draw Term Loan 2.750%, 07/24/14	221,879	219,438
Term Loan 2.790%, 07/24/14	2,718,370	2,688,467
U.S. Security Holdings, Inc. Delayed Draw Term Loan 6.000%, 07/28/17	113,815	113,957
Term Loan 6.000%, 07/28/17	581,507	582,234
West Corp. Term Loan 2.650%, 10/24/13	2,308,117	2,306,174
4.495%, 07/15/16	745,440	742,085
4.590%, 07/15/16	2,628,198	2,616,371

		29,923,006

Communications Equipment—0.5%
CommScope, Inc. Term Loan 4.250%, 01/12/18	2,246,563	2,240,946
DG FastChannel, Inc. Term Loan 5.750%, 07/26/18	1,431,944	1,417,625
TowerCo Finance LLC Term Loan 4.500%, 02/02/17	469,063	471,994

		4,130,565

Computers & Peripherals—0.2%
Dealer Computer Services, Inc. Term Loan 3.750%, 04/20/18	1,394,170	1,388,070

Construction & Engineering—0.2%
Brock Holdings III, Inc. Term Loan 6.010%, 03/16/17	838,327	839,354
Wyle Services Corp. Term Loan 5.000%, 03/27/17	509,724	504,627

		1,343,981

Construction Materials—0.9%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17	4,929,250	4,907,684
Preferred Sands Holding Company Term Loan 7.500%, 12/15/16	1,941,497	1,868,691

Construction Materials—(Continued)
Summit Materials I LLC Term Loan 6.000%, 01/30/19	$448,875	$450,371

		7,226,746

Containers & Packaging—1.7%
Berry Plastics Corp. Term Loan 2.245%, 04/03/15	3,045,719	2,942,926
BWAY Corp. Term Loan 4.500%, 02/23/18	2,205,217	2,192,812
Consolidated Container Co. LLC Term Loan 2.500%, 03/28/14	890,549	887,766
Reynolds Group Holdings, Inc. Term Loan 6.500%, 02/09/18	2,969,538	2,992,635
6.500%, 08/09/18	3,608,096	3,636,160
Sealed Air Corp. Term Loan 4.750%, 10/03/18	614,063	618,975
TricorBraun, Inc. Term Loan 5.500%, 05/03/18	625,000	625,521

		13,896,795

Distributors—1.1%
Autoparts Group Holdings, Inc. First Lien Term Loan 6.500%, 07/28/17	372,188	359,859
Michael Foods Group, Inc. Term Loan 4.250%, 02/23/18	2,332,230	2,327,857
VWR Funding, Inc. Extended Term Loan 4.495%, 04/28/17	3,166,525	3,138,818
Term Loan 2.745%, 06/30/14	3,166,525	3,126,943

		8,953,477

Diversified Consumer Services—1.3%
Affinion Group, Inc. Term Loan 5.000%, 07/16/15	2,595,243	2,369,781
BAR/BRI Review Courses, Inc. Term Loan 6.000%, 06/16/17	588,094	585,153
Laureate Education, Inc. Extended Term Loan 5.250%, 08/15/18	4,937,532	4,750,316
Meritas LLC First Lien Term Loan 7.500%, 07/28/17	1,159,038	1,156,141

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Diversified Consumer Services—(Continued)
Weight Watchers International, Inc. Term Loan 3.750%, 03/15/19	$1,275,000	$1,248,863

		10,110,254

Diversified Financial Services—2.6%
Alpha D2 Ltd. Term Loan 5.750%, 04/28/17	1,945,125	1,947,208
Asset Acceptance Capital Corp. Term Loan 8.750%, 11/14/17	1,194,375	1,182,431
BRSP LLC Term Loan 7.500%, 06/04/14	777,938	781,828
Citco III, Ltd. Term Loan 5.500%, 06/29/18	2,056,737	2,036,170
EIG Investors Corp. Term Loan 7.750%, 04/20/18	2,375,000	2,363,125
Hamilton Lane Advisors LLC Term Loan 6.500%, 02/23/18	715,938	715,938
MIP Delaware LLC Term Loan 5.500%, 07/12/18	660,106	661,756
NDS Finance, Ltd. Term Loan 3.750%, 03/12/18	1,769,240	1,766,984
Nielsen Finance LLC Term Loan 3.491%, 05/02/16	2,959,736	2,941,853
3.991%, 05/02/16	2,443,813	2,432,816
Shield Finance Co. S.A.R.L. Term Loan 6.500%, 05/10/19	975,000	962,813
Trans Union LLC Term Loan 5.500%, 02/12/18	2,962,500	2,969,906

		20,762,828

Diversified Telecommunication Services—2.2%
Alaska Communications Systems Holdings, Inc. Term Loan 5.500%, 10/21/16	1,108,125	994,542
Greeneden U.S. Holdings II LLC Term Loan 6.750%, 01/31/19	598,500	601,991
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18	9,902,481	9,871,487
MCC Iowa LLC Term Loan 1.950%, 01/30/15	1,190,796	1,149,118

Diversified Telecommunication Services—(Continued)
NTELOS, Inc. Term Loan 4.000%, 08/07/15	$1,206,923	$1,196,865
Telesat Canada Term Loan 4.250%, 03/28/19	3,725,000	3,692,406

		17,506,409

Electric Utilities—0.4%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Extended Term Loan 4.741%, 10/10/17	5,151,565	3,090,445

Electrical Equipment—0.1%
Pelican Products, Inc. First Lien Delayed Draw Term Loan 0.000%, 06/06/18 (b)	325,000	323,375
Term Loan 5.000%, 03/07/17	443,117	439,794

		763,169

Electronic Equipment, Instruments & Components—1.8%
Aeroflex, Inc. Term Loan 5.750%, 05/09/18	1,967,150	1,903,218
Eagle Parent, Inc. Term Loan 5.000%, 05/16/18	2,598,750	2,566,266
Generac Power Systems, Inc. Term Loan 6.250%, 05/22/18	1,500,000	1,493,749
Sensata Technologies Finance Co. LLC Term Loan 4.000%, 05/11/18	4,999,500	4,972,943
Sensus USA, Inc. First Lien Term Loan 4.750%, 05/09/17	3,135,313	3,124,862
Vantiv LLC Term Loan 3.750%, 02/27/19	448,875	448,314

		14,509,352

Energy Equipment & Services—0.8%
CCS Corp. Incremental Term Loan 6.500%, 10/17/14	522,375	523,681
Term Loan 3.245%, 11/14/14	994,792	964,699
Frac Tech International LLC Term Loan 6.250%, 05/06/16	5,544,140	5,082,901

		6,571,281

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Food & Staples Retailing—1.5%
Rite Aid Corp. Term Loan 2.000%, 06/04/14	$4,396,417	$4,311,236
4.500%, 03/02/18	4,006,470	3,958,393
Sprouts Farmers Markets Holdings LLC Incremental Term Loan 6.000%, 04/20/18	575,000	567,813
SUPERVALU, Inc. Term Loan 4.500%, 04/28/18	3,187,169	3,147,692

		11,985,134

Food Products—3.8%
American Seafoods Group LLC Term Loan 4.253%, 03/08/18	431,666	421,409
Dean Foods Co. Term Loan 1.625%, 04/02/14	2,639,902	2,597,003
Del Monte Foods Co. Term Loan 4.500%, 03/08/18	7,238,632	7,139,101
Dole Food Co., Inc. Term Loan 5.040%, 07/06/18	909,562	910,131
High Liner Foods, Inc. Term Loan 7.000%, 12/19/17	621,875	623,430
JBS USA Holdings, Inc. Term Loan 4.250%, 05/25/18	5,700,713	5,543,943
NPC International, Inc. Term Loan 5.250%, 12/28/18	648,375	649,996
Pierre Foods, Inc. First Lien Term Loan 7.000%, 09/30/16	1,555,115	1,561,919
Pinnacle Foods Holdings Corp. Term Loan 2.770%, 04/02/14	2,467,550	2,457,784
4.750%, 10/17/18	274,313	273,113
Solvest, Ltd. Term Loan 5.020%, 07/06/18	1,627,641	1,628,658
U.S. Foodservice, Inc. Extended Term Loan 5.750%, 03/31/17	2,593,176	2,512,139
Term Loan 3.000%, 07/03/14	870,988	844,423
Windsor Quality Food Co., Ltd. Term Loan 5.000%, 02/16/17	1,193,125	1,163,297

Food Products—(Continued)
Wm. Bolthouse Farms, Inc. First Lien Term Loan 5.500%, 02/11/16	$1,891,516	$1,902,156

		30,228,502

Health Care Equipment & Supplies—2.9%
Alere, Inc. Incremental Term Loan 4.750%, 06/30/17	996,125	985,251
Term Loan 4.750%, 06/30/17	2,208,313	2,182,548
Bausch & Lomb, Inc. Term Loan 5.250%, 05/17/19	2,925,000	2,912,203
Biomet, Inc. Term Loan 3.370%, 03/25/15	4,884,615	4,825,932
Convatec, Inc. Term Loan 5.750%, 12/22/16	2,860,461	2,849,712
DJO Finance LLC Extended Term Loan 5.245%, 11/01/16	1,831,491	1,819,472
Term Loan 6.250%, 09/15/17	1,546,125	1,535,495
Fresenius U.S. Finance I, Inc. Term Loan 3.250%, 09/10/14	969,605	969,346
Immucor, Inc. Term Loan 7.250%, 08/17/18	645,125	650,367
Kinetic Concepts, Inc. Term Loan 7.000%, 05/04/18	4,353,125	4,392,303

		23,122,629

Health Care Providers & Services—8.7%
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16	2,247,614	2,118,376
Ardent Medical Services, Inc. Term Loan 6.500%, 09/15/15	1,585,030	1,581,068
Aveta Holdings LLC Term Loan 8.500%, 04/04/17	1,300,156	1,297,988
Carestream Health, Inc. Term Loan 5.000%, 02/25/17	2,023,675	1,941,716
CDRL MS, Inc. Term Loan 6.750%, 10/03/16	588,883	588,883

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Health Care Providers & Services—(Continued)
Community Health Systems, Inc. Extended Term Loan 3.970%, 01/25/17	$5,024,138	$4,949,952
Term Loan 2.577%, 07/25/14	3,811,220	3,762,509
CRC Health Corp. Extended Term Loan 4.961%, 11/16/15	2,093,560	1,939,160
DaVita, Inc. Term Loan 4.500%, 10/20/16	1,846,875	1,856,109
Drumm Investors LLC Term Loan 5.000%, 05/04/18	2,982,023	2,840,377
Emdeon, Inc. Term Loan 5.000%, 11/02/18	798,000	798,873
Emergency Medical Services Corp. Term Loan 5.250%, 05/25/18	4,440,194	4,404,117
Hanger Orthopedic Group, Inc. Term Loan 4.010%, 12/01/16	1,801,556	1,785,792
HCA, Inc. Extended Term Loan 2.745%, 05/01/16	937,500	920,703
3.711%, 03/31/17	4,500,000	4,381,475
3.495%, 05/01/18	4,281,543	4,165,809
Health Management Associates, Inc. Term Loan 4.500%, 11/16/18	3,086,994	3,065,771
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18	1,552,825	1,529,533
IMS Health, Inc. Term Loan 4.500%, 08/25/17	2,520,236	2,510,155
inVentiv Health, Inc. Incremental Term Loan 6.750%, 05/15/18	1,212,750	1,137,963
Term Loan 6.500%, 08/04/16	2,193,058	2,062,845
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18	1,886,000	1,799,559
LHP Hospital Group, Inc. Term Loan 9.000%, 06/25/18	525,000	504,000
Multiplan, Inc. Term Loan 4.750%, 08/26/17	2,728,470	2,694,364
MX USA, Inc. Term Loan 6.500%, 04/28/17	573,563	570,695
Physiotherapy Associates Holdings, Inc. First Lien Term Loan 6.000%, 04/30/18	300,000	300,375

Health Care Providers & Services—(Continued)
Radnet Management, Inc. Term Loan 5.750%, 04/06/16	$977,500	$967,725
RPI Finance Trust Incremental Term Loan 0.000%, 11/09/18 (c)	875,000	869,531
Term Loan 4.000%, 05/09/18	3,261,753	3,238,650
Select Medical Corp. Term Loan 5.500%, 06/01/18	2,694,009	2,622,168
Thomson Reuters (Healthcare), Inc. Term Loan 6.750%, 06/06/19	1,400,000	1,396,500
Universal Health Services, Inc. Term Loan 3.750%, 11/15/16	1,197,386	1,182,918
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Term Loan 5.000%, 01/29/16	2,695,479	2,693,234
WC Luxco S.A.R.L. Term Loan 4.250%, 03/15/18	1,132,804	1,129,364

		69,608,257

Health Care Technology—0.5%
MedAssets, Inc. Term Loan 5.250%, 11/16/16	1,300,335	1,303,585
TriZetto Group, Inc. (The) Term Loan 4.750%, 05/02/18	2,697,750	2,639,298

		3,942,883

Hotels, Restaurants & Leisure—5.7%
Affinity Gaming LLC Term Loan 5.500%, 11/09/17	423,937	423,937
Ameristar Casinos, Inc. Term Loan 4.000%, 04/16/18	784,349	785,329
Brand Energy & Infrastructure Services, Inc. Term Loan 2.500%, 02/07/14	1,857,127	1,746,860
Burger King Corp. Term Loan 4.500%, 10/19/16	5,364,302	5,348,633
Caesars Entertainment Operating Co., Inc Extended Term Loan 5.495%, 01/26/18	3,900,000	3,462,603
Term Loan 3.250%, 01/28/15	1,495,986	1,392,335
Cedar Fair, L.P. Term Loan 4.000%, 12/15/17	1,902,873	1,901,271

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Dave & Buster’s, Inc. Term Loan 5.500%, 06/01/16	$588,990	$588,254
DineEquity, Inc. Term Loan 4.250%, 10/19/17	3,420,270	3,408,871
Dunkin’ Brands Group, Inc. Term Loan 4.000%, 11/23/17	6,135,876	6,061,074
Isle of Capri Casinos, Inc. Term Loan 4.750%, 11/01/13	691,250	693,692
Landry’s, Inc. Term Loan 6.500%, 04/24/18	1,296,750	1,295,670
Las Vegas Sands LLC Delayed Draw Term Loan 2.750%, 11/23/16	495,790	482,776
Extended Term Loan 2.750%, 11/23/16	1,044,649	1,015,734
OSI Restaurant Partners LLC Revolving Term Loan 0.294%, 06/14/13	588,299	579,352
Term Loan 2.563%, 06/14/14	5,991,374	5,900,257
P.F. Chang’s China Bistro, Inc. Term Loan 0.000%, 06/25/19 (c)	400,000	401,875
Penn National Gaming, Inc. Term Loan 3.750%, 07/16/18	1,064,250	1,065,355
Pinnacle Entertainment, Inc. Incremental Term Loan 4.000%, 03/19/19	548,625	547,854
Sagittarius Restaurants LLC Term Loan 7.510%, 05/18/15	257,812	255,395
SeaWorld Parks & Entertainment, Inc. Term Loan 2.995%, 02/17/16	479,628	477,230
4.000%, 08/17/17	2,074,556	2,064,832
Six Flags Theme Parks, Inc. Term Loan 4.250%, 12/20/18	3,025,000	3,008,514
Town Sports International, Inc. Term Loan 7.000%, 05/11/18	902,477	913,758
Wendy’s International, Inc. Term Loan 0.500%, 05/15/19 (b)	854,368	849,918
4.750%, 05/15/19	1,070,632	1,065,056

		45,736,435

Household Durables—0.3%
National Bedding Co. LLC Extended First Lien Term Loan 4.010%, 11/28/13	$2,149,723	$2,152,411

Household Products—0.4%
Spectrum Brands, Inc. Term Loan 5.000%, 06/17/16	2,958,906	2,969,386

Independent Power Producers & Energy Traders—1.9%
AES Corp. (The) Term Loan 4.250%, 06/01/18	2,419,375	2,422,832
Calpine Corp. Term Loan 4.500%, 04/02/18	4,939,750	4,916,840
Covanta Energy Corp. Term Loan 4.000%, 03/23/19	399,000	399,499
Dynegy Midwest Generation LLC Term Loan 9.250%, 08/04/16	471,438	483,223
Dynegy Power LLC Term Loan 9.250%, 08/04/16	868,438	896,662
Invenergy LLC Term Loan 9.000%, 11/21/17	687,533	687,533
LS Power Funding Corp. Term Loan 0.000%, 06/28/19 (c)	1,100,000	1,089,000
NRG Energy, Inc. Term Loan 4.000%, 07/02/18	4,108,500	4,089,100

		14,984,689

Industrial Conglomerates—0.2%
RGIS Services LLC Extended Term Loan 4.711%, 10/18/16	469,992	455,892
Term Loan 5.500%, 10/18/17	1,346,625	1,334,842

		1,790,734

Insurance—2.2%
Alliant Holdings I, Inc. Term Loan 3.461%, 08/21/14	2,048,845	2,051,355
AmWINS Group, Inc. First Lien Term Loan 5.750%, 05/23/19	975,000	975,000
Asurion LLC First Lien Term Loan 5.500%, 05/24/18	6,538,909	6,525,629

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Insurance—(Continued)
Asurion LLC Second Lien Term Loan 9.000%, 05/24/19	$1,050,000	$1,076,906
CNO Financial Group, Inc. Term Loan 6.250%, 09/30/16	1,163,577	1,166,486
HUB International, Ltd. Extended Term Loan 4.745%, 06/13/17	2,349,825	2,363,043
Sedgwick CMS Holdings, Inc. Term Loan 5.000%, 12/30/16	990,769	983,338
USI Holdings Corp. Term Loan 2.750%, 05/05/14	2,423,994	2,398,723

		17,540,480

Internet & Catalog Retail—0.5%
FTD, Inc. Term Loan 4.750%, 06/11/18	1,114,019	1,104,271
Harbor Freight Tools USA, Inc. Term Loan 5.500%, 11/14/17	975,000	973,050
Orbitz Worldwide, Inc. Term Loan 3.245%, 07/25/14	1,788,663	1,688,051

		3,765,372

Internet Software & Services—3.0%
Ascend Learning Term Loan 6.750%, 05/23/17	1,900,000	1,883,970
Getty Images, Inc. Term Loan 4.020%, 11/02/15	546,924	547,734
5.260%, 11/07/16	4,027,911	4,037,340
Go Daddy Group, Inc. (The) Term Loan 5.500%, 12/17/18	1,389,500	1,372,826
Magic Newco LLC Term Loan 7.250%, 12/20/19	1,375,000	1,349,562
Sabre, Inc. Term Loan 2.245%, 09/30/14	7,417,419	7,105,272
Softlayer Technologies, Inc. Term Loan 7.250%, 11/05/16	738,750	735,980
SS&C Technologies, Inc. Term Loan 5.000%, 06/07/19	1,450,001	1,445,922
Travelport LLC Extended Delayed Draw Term Loan 4.968%, 08/21/15	2,081,210	1,911,739

Internet Software & Services—(Continued)
Travelport LLC Extended Term Loan 4.968%, 08/21/15	$1,765,636	$1,621,862
Term Loan 4.961%, 08/21/15	181,324	166,559
Web.com Group, Inc. Term Loan 7.000%, 10/27/17	2,057,708	2,055,120

		24,233,886

IT Services—3.9%
Acxiom Corp. Extended Term Loan 3.440%, 03/15/15	666,754	663,420
Attachmate Corp. First Lien Term Loan 7.250%, 11/22/17	3,025,000	2,993,237
Booz Allen Hamilton, Inc. Term Loan 3.750%, 08/03/17	320,938	320,804
Expert Global Solutions, Inc. Term Loan 8.000%, 04/03/18	1,895,250	1,888,143
First Data Corp. Extended Term Loan 4.245%, 03/23/18	1,023,844	943,137
Term Loan 2.995%, 09/24/14	6,741,760	6,483,385
iPayment, Inc. Term Loan 5.750%, 05/08/17	4,112,500	4,135,583
Mercury Payment Systems Canada LLC Term Loan 5.500%, 07/03/17	618,750	621,844
NeuStar, Inc. Term Loan 5.000%, 11/08/18	918,063	919,210
SkillSoft Corp. Term Loan 6.500%, 05/26/17	736,887	744,255
SunGard Data Systems, Inc. Term Loan 3.930%, 02/26/16	2,790,166	2,769,938
3.989%, 02/28/17	3,861,155	3,832,173
Sunquest Information Systems, Inc. Term Loan 6.250%, 12/16/16	1,485,000	1,488,713
Syniverse Technologies, Inc. Term Loan 5.000%, 04/23/19	1,825,000	1,815,875
TASC, Inc. Term Loan 4.500%, 12/18/15	1,284,720	1,263,844
VeriFone, Inc. Term Loan 4.250%, 12/28/18	472,625	471,636

		31,355,197

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Leisure Equipment & Products—1.0%
Bombardier Recreational Products, Inc. Extended Term Loan 4.600%, 06/28/16	$2,745,888	$2,712,413
ClubCorp Operations, Inc. Term Loan 6.000%, 11/30/16	2,772,373	2,786,235
Fender Musical Instruments Corp. Term Loan 2.500%, 06/09/14	1,137,651	1,112,054
SRAM LLC Term Loan 4.780%, 06/07/18	1,134,846	1,129,881

		7,740,583

Life Sciences Tools & Services—1.1%
BakerCorp International, Inc. Term Loan 4.750%, 06/01/18	2,299,094	2,293,346
Education Management LLC Term Loan 8.250%, 03/29/18	2,019,518	1,969,662
Medpace, Inc. Term Loan 6.500%, 06/16/17	765,930	735,293
Quintiles Transnational Corp. Term Loan 5.000%, 06/08/18	4,034,250	3,993,907

		8,992,208

Machinery—1.6%
Colfax Corp. Term Loan 4.500%, 01/11/19	1,243,750	1,244,269
Edwards (Cayman Islands II), Ltd. Term Loan 5.500%, 05/31/16	1,594,971	1,581,015
Husky Injection Molding Systems, Ltd. Term Loan 6.540%, 06/29/18	2,392,451	2,407,404
Manitowoc Co., Inc. (The) Term Loan 4.250%, 11/13/17	560,250	559,684
Rexnord LLC Term Loan 5.000%, 04/02/18	3,192,000	3,212,614
Terex Corp. Term Loan 5.500%, 04/28/17	669,938	674,125
TriMas Corp. Term Loan 4.250%, 06/21/17	943,583	943,583
Tomkins LLC Term Loan 4.250%, 09/29/16	2,998,345	3,000,843

		13,623,537

Media—9.5%
Acosta, Inc. Incremental Term Loan 0.000%, 03/01/18 (c)	$650,000	$652,438
Term Loan 4.750%, 03/01/18	3,791,749	3,772,791
Advantage Sales & Marketing, Inc. Term Loan 5.250%, 12/18/17	4,166,562	4,130,105
AMC Entertainment, Inc. Extended Term Loan 3.495%, 12/15/16	3,906,005	3,899,494
Term Loan 4.250%, 02/22/18	945,250	943,596
AMC Networks, Inc. Term Loan 4.000%, 12/31/18	2,729,981	2,709,506
Atlantic Broadband Finance LLC First Lien Term Loan 5.250%, 04/04/19	1,275,000	1,279,239
BBHI Acquisition LLC Term Loan 4.500%, 12/14/17	1,305,125	1,295,330
Bragg Communications, Inc. Term Loan 4.000%, 02/28/18	399,000	398,003
Catalina Marketing Corp. Term Loan 2.995%, 10/01/14	992,175	956,828
Cengage Learning Acquisitions, Inc. Term Loan 2.500%, 07/03/14	1,958,882	1,822,168
Cequel Communications LLC Term Loan 4.000%, 02/14/19	6,159,563	6,044,071
Charter Communications Operating LLC Extended Term Loan 3.500%, 09/06/16	3,419,584	3,397,260
Term Loan 4.000%, 05/15/19	1,321,688	1,315,409
Cinemark USA, Inc. Extended Term Loan 3.550%, 04/29/16	2,834,586	2,823,957
Clear Channel Communications, Inc. Term Loan 3.895%, 01/28/16	1,771,679	1,413,745
Crown Media Holdings, Inc. Term Loan 5.750%, 07/14/18	430,667	429,590
CSC Holdings, Inc. Extended Term Loan 1.995%, 03/29/16	2,248,250	2,225,767
Cumulus Media, Inc. Term Loan 5.750%, 09/17/18	4,898,981	4,898,981

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Media—(Continued)
Entercom Radio LLC Term Loan 6.250%, 11/23/18	$524,333	$526,736
Foxco Acquisition Sub LLC Term Loan 4.750%, 07/14/15	1,677,603	1,673,399
Instant Web, Inc. Delayed Draw Term Loan 3.620%, 08/07/14	112,358	88,763
Term Loan 3.620%, 08/07/14	1,077,849	851,501
Interactive Data Corp. Term Loan 4.500%, 02/12/18	1,504,504	1,482,551
Kabel Deutschland GmbH Term Loan 4.250%, 02/01/19	3,025,000	2,999,160
Language Line LLC Term Loan 6.250%, 06/20/16	2,051,009	2,035,626
LIN Television Corp. Term Loan 5.000%, 12/21/18	547,250	548,618
Live Nation Entertainment, Inc. Term Loan 4.500%, 11/07/16	2,426,699	2,426,699
LodgeNet Entertainment Corp. Term Loan 6.500%, 04/04/14	798,316	634,661
Mediacom Broadband LLC Term Loan 4.500%, 10/23/17	1,960,000	1,952,650
Mediacom LLC Term Loan 4.500%, 10/23/17	491,228	488,158
Nexstar Broadcasting, Inc. Term Loan 5.000%, 09/30/16	493,724	493,724
Raycom TV Broadcasting, Inc. Term Loan 4.500%, 05/31/17	816,750	806,541
Regal Cinemas, Inc. Term Loan 3.290%, 08/23/17	2,536,375	2,517,352
Sinclair Television Group, Inc. Term Loan 4.000%, 10/28/16	685,146	683,719
Univision Communications, Inc. Extended Term Loan 4.495%, 03/31/17	6,045,191	5,710,820
UPC Financing Partnership Term Loan 3.739%, 12/30/16	728,489	720,294
3.739%, 12/29/17	3,300,000	3,242,250
4.750%, 12/29/17	375,000	373,594

Media—(Continued)
Zuffa LLC Term Loan 2.250%, 06/19/15	$1,660,668	$1,610,848

		76,275,942

Metals & Mining—1.9%
Grede Holdings LLC Term Loan 7.000%, 04/03/17	800,000	794,000
JMC Steel Group Term Loan 4.750%, 04/03/17	3,495,889	3,500,171
Noranda Aluminum Acquisition Corp. Term Loan 5.750%, 02/24/19	997,500	1,003,735
Novelis, Inc. Incremental Term Loan 4.000%, 03/10/17	620,313	609,845
Term Loan 4.000%, 03/10/17	2,817,200	2,769,659
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	1,218,362	1,218,362
Walter Energy, Inc. Term Loan 4.000%, 04/02/18	4,343,075	4,261,642
Waupaca Foundry, Inc. Term Loan 0.000%, 06/29/17 (c)	625,000	623,828
WireCo WorldGroup, Inc. Term Loan 0.000%, 02/15/17 (c)	625,000	618,750

		15,399,992

Multiline Retail—0.6%
99 Cents Only Stores Term Loan 5.250%, 01/11/19	1,967,631	1,970,091
Dollar General Corp. Term Loan 2.995%, 07/07/14	1,684,363	1,687,804
Savers, Inc. Term Loan 5.250%, 03/03/17	836,804	837,495
0.000%, 06/27/19 (c)	650,000	650,000

		5,145,390

Oil, Gas & Consumable Fuels—2.3%
Arch Coal, Inc. Term Loan B 5.750%, 05/16/18	2,325,000	2,288,049
Buffalo Gulf Coast Terminals LLC Term Loan 7.500%, 10/31/17	1,518,550	1,520,448

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Citgo Petroleum Corp. Term Loan 8.000%, 06/24/15	$115,000	$116,150
9.000%, 06/23/17	1,568,000	1,587,600
Crestwood Holdings LLC Term Loan 9.750%, 03/26/18	2,100,000	2,114,874
Energy Transfer Equity L.P. Term Loan 3.750%, 03/24/17	2,550,000	2,501,277
Gibson Energy Term Loan 4.750%, 06/15/18	2,244,375	2,247,181
MEG Energy Corp. Term Loan 4.000%, 03/16/18	1,910,563	1,903,398
Obsidian Natural Gas Trust Term Loan 7.000%, 11/02/15	2,856,711	2,870,994
Oxbow Carbon and Mineral Holdings LLC Extended Term Loan 3.850%, 05/08/16	1,705,898	1,708,031

		18,858,002

Personal Products—0.7%
NBTY, Inc. Term Loan 4.250%, 10/02/17	5,565,571	5,553,572
Prestige Brands, Inc. Term Loan 5.250%, 01/31/19	424,621	427,341

		5,980,913

Pharmaceuticals—1.3%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17	2,278,000	2,215,354
Capsugel Healthcare, Ltd. Term Loan 5.250%, 08/01/18	1,162,552	1,166,548
Endo Pharmaceuticals Holdings, Inc. Term Loan 4.000%, 06/18/18	474,830	475,068
Pharmaceutical Product Development, Inc. Term Loan 6.250%, 12/05/18	1,865,625	1,878,218
Valeant Pharmaceuticals International, Inc. Term Loan 4.750%, 02/13/19	1,722,625	1,697,819
Warner Chilcott Co. LLC Term Loan 3.750%, 03/17/16	374,000	373,143
4.250%, 03/15/18	2,471,571	2,464,068

		10,270,218

Real Estate Management & Development—0.7%
CB Richard Ellis Services, Inc. Term Loan 3.495%, 03/05/18	$496,414	$492,381
3.741%, 09/04/19	3,438,836	3,406,597
RE/MAX International, Inc. Term Loan 5.500%, 04/15/16	1,764,702	1,760,290

		5,659,268

Road & Rail—0.6%
Hertz Corp. (The) Term Loan 3.750%, 03/09/18	2,567,500	2,541,825
RailAmerica, Inc. Term Loan 4.000%, 03/01/19	748,125	748,125
Swift Transportation Co., Inc. Term Loan 5.000%, 12/21/17	1,837,561	1,845,218

		5,135,168

Semiconductors & Semiconductor Equipment—1.6%
Freescale Semiconductor, Inc. Extended Term Loan 4.489%, 12/01/16	5,342,321	5,064,520
Microsemi Corp. Term Loan 4.000%, 02/02/18	1,509,831	1,492,846
NXP B.V. Incremental Term Loan 5.250%, 03/19/19	1,571,063	1,567,135
Term Loan 4.500%, 03/03/17	1,975,000	1,951,547
5.500%, 03/03/17	992,500	980,714
Semtech Corp. Term Loan 4.250%, 03/20/17	400,000	400,000
Spansion LLC Term Loan 4.750%, 02/09/15	1,465,038	1,470,531

		12,927,293

Software—3.1%
Applied Systems, Inc. First Lien Term Loan 5.500%, 12/08/16	878,767	877,303
Incremental Term Loan 5.500%, 12/08/16	573,563	571,412
Aspect Software, Inc. Term Loan 6.250%, 05/06/16	2,323,152	2,305,004
CCC Information Services, Inc. Term Loan 5.500%, 11/11/15	906,979	908,482

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Software—(Continued)
Cinedigm Digital Funding I LLC Term Loan 5.250%, 04/29/16	$1,527,144	$1,524,281
Kronos, Inc. First Lien Term Loan 5.220%, 06/09/17	1,484,345	1,482,489
Term Loan 6.250%, 12/28/17	771,125	770,161
Lawson Software, Inc. Term Loan 6.250%, 04/05/18	4,950,000	4,981,234
Mitchell International, Inc First Lien Term Loan 2.500%, 03/28/14	2,063,174	2,031,366
Open Solutions, Inc. Term Loan 0.000%, 01/23/14 (c)	1,500,000	1,420,782
Rocket Software, Inc. Term Loan 7.000%, 02/08/18	422,875	421,994
Rovi Solutions Corp. Term Loan 4.000%, 03/28/19	798,000	793,990
SafeNet, Inc. Term Loan 2.745%, 04/12/14	1,307,822	1,284,935
Serena Software, Inc. Extended Term Loan 4.241%, 03/10/16	1,700,000	1,666,000
Term Loan 5.000%, 03/10/16	325,000	324,187
Sophia L.P. Term Loan 6.250%, 07/19/18	1,321,688	1,332,014
SymphonyIRI Group, Inc. Term Loan 5.000%, 12/01/17	792,000	788,535
Vertafore, Inc. Term Loan 5.250%, 07/29/16	1,060,116	1,056,803

		24,540,972

Specialty Retail—3.6%
AMSCAN Holdings, Inc. Term Loan 6.750%, 12/04/17	3,461,061	3,462,144
Ascena Retail Group, Inc. Term Loan 4.750%, 06/22/18	850,000	851,594
General Nutrition Centers, Inc. Term Loan 4.250%, 03/02/18	5,026,555	5,017,130
J. Crew Group, Inc. Term Loan 4.750%, 03/07/18	3,687,750	3,638,349
Jo-Ann Stores, Inc. Term Loan 4.750%, 03/16/18	2,789,465	2,761,571

Specialty Retail—(Continued)
Michael Stores, Inc. Extended Term Loan 5.000%, 07/29/16	$2,814,411	$2,809,134
Neiman Marcus Group, Inc. (The) Term Loan 4.750%, 05/16/18	4,050,000	4,012,853
Pep Boys-Manny, Moe & Jack (The) Term Loan 2.470%, 10/28/13	1,441,611	1,439,792
Petco Animal Supplies, Inc. Term Loan 4.500%, 11/24/17	3,738,848	3,714,546
Pilot Travel Centers LLC Term Loan 4.250%, 03/30/18	1,335,632	1,337,858

		29,044,971

Textiles, Apparel & Luxury Goods—0.4%
Phillips-Van Heusen Corp. Term Loan 3.500%, 05/06/16	345,360	345,144
Visant Holding Corp. Term Loan 5.250%, 12/22/16	1,886,120	1,829,536
Warnaco, Inc. Term Loan 3.750%, 06/15/18	445,500	445,500
Wolverine Worldwide, Inc. Term Loan 0.000%, 06/26/19 (c)	525,000	526,641

		3,146,821

Trading Companies & Distributors—0.0%
Wesco Aircraft Hardware Corp. Term Loan 4.250%, 04/07/17	280,610	280,961

Wireless Telecommunication Services—1.4%
Cellular South, Inc. Term Loan 4.500%, 07/27/17	794,000	790,030
Crown Castle International Corp. Term Loan 4.000%, 01/31/19	1,791,000	1,764,914
MetroPCS Wireless, Inc. Incremental Term Loan 4.000%, 03/16/18	5,427,428	5,315,970
Term Loan 4.071%, 11/03/16	2,165,843	2,135,613
SBA Finance Term Loan 3.750%, 06/29/18	866,250	861,377

		10,867,904

Total Senior Floating Rate Interests (Cost $786,992,784)		782,822,173

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investment—2.2%

Security Description	Par Amount	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $17,903,015 on 07/02/12, collateralized by $17,965,000 Federal Home Loan Mortgage Corp. at 1.000% due 07/30/14 with a value of $18,265,757.	$17,903,000	$17,903,000

Total Short-Term Investments (Cost $17,903,000)		17,903,000

Total Investments—99.7% (Cost $804,895,784)		800,725,173
Unfunded Loan Commitments—(0.1)% (Cost $(1,179,368))		(1,179,368)
Net Investments—99.6% (Cost $803,716,416#)		799,545,805
Other assets and liabilities (net)—0.4%		3,271,100

Net Assets—100.0%		$802,816,905

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $803,716,416. The aggregate unrealized appreciation and depreciation of investments were $3,899,715 and $(8,070,326), respectively, resulting in net unrealized depreciation of $(4,170,611) for federal income tax purposes.
(a)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(c)	This loan will settle after June 30, 2012, at which time the interest rate will be determined.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Senior Floating Rate Interests*	$—	$782,822,173	$—	$782,822,173
Total Short-Term Investment*	—	17,903,000	—	17,903,000
Total Investments	$—	$800,725,173	$—	$800,725,173

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$799,545,805
Cash		1,000,682
Receivable for investments sold		5,837,489
Receivable for shares sold		284,700
Interest receivable		5,510,239

Total Assets		812,178,915
Liabilities
Payables for:
Investments purchased	$8,735,625
Shares redeemed	64,554
Accrued expenses:
Management fees	395,924
Distribution and service fees—Class B	13,460
Administration fees	2,832
Custodian and accounting fees	82,792
Deferred trustees’ fees	19,317
Other expenses	47,506

Total Liabilities		9,362,010

Net Assets		$802,816,905

Net assets represented by
Paid in surplus		$787,796,202
Accumulated net realized gain		1,888,635
Unrealized depreciation on investments		(4,170,611)
Undistributed net investment income		17,302,679

Net Assets		$802,816,905

Net Assets
Class A		$736,771,545
Class B		66,045,360
Capital Shares Outstanding*
Class A		71,478,019
Class B		6,429,750
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.31
Class B		10.27

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $803,716,416.
(b)	Investments at value includes unfunded loan commitments.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest		$20,056,025

Total investment income		20,056,025
Expenses
Management fees	$2,384,124
Administration fees	12,104
Custodian and accounting fees	165,449
Distribution and service fees—Class B	77,362
Audit and tax services	52,017
Legal	18,419
Trustees’ fees and expenses	18,365
Shareholder reporting	3,213
Insurance	1,655
Miscellaneous	6,107

Total expenses	2,738,815

Net Investment Income		17,317,210

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		1,888,745

Net change in unrealized appreciation on investments		9,090,421

Net realized and unrealized gain on investments		10,979,166

Net Increase in Net Assets From Operations		$28,296,376

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$17,317,210	$28,573,611
Net realized gain on investments	1,888,745	2,307,614
Net change in unrealized appreciation (depreciation) on investments	9,090,421	(17,143,741)

Net increase in net assets resulting from operations	28,296,376	13,737,484

Distributions to Shareholders
From net investment income
Class A	(26,402,311)	(11,472,961)
Class B	(2,179,825)	(992,770)
From net realized capital gains
Class A	(2,120,418)	(1,488,936)
Class B	(185,019)	(130,528)

Net decrease in net assets resulting from distributions	(30,887,573)	(14,085,195)

Net increase in net assets from capital share transactions	42,736,071	206,779,682

Net increase in net assets	40,144,874	206,431,971

Net Assets
Net assets at beginning of period	762,672,031	556,240,060

Net assets at end of period	$802,816,905	$762,672,031

Undistributed net investment income at end of period	$17,302,679	$28,567,605

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2,291,256	$23,982,991	22,874,620	$235,678,555
Reinvestments	2,774,585	28,522,728	1,257,216	12,961,897
Redemptions	(1,909,800)	(19,670,811)	(7,652,757)	(78,781,221)

Net increase	3,156,041	$32,834,908	16,479,079	$169,859,231

Class B
Sales	1,537,207	$16,038,322	5,767,456	$59,667,370
Reinvestments	230,716	2,364,845	109,164	1,123,298
Redemptions	(820,500)	(8,502,004)	(2,346,404)	(23,870,217)

Net increase	947,423	$9,901,163	3,530,216	$36,920,451

Increase derived from capital shares transactions		$42,736,071		$206,779,682

See accompanying notes to financial statements.

MIST-18

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010(a)
Net Asset Value, Beginning of Period	$10.34		$10.34	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.23		0.42	0.25
Net realized and unrealized gain (loss) on investments	0.15		(0.18)	0.09

Total from investment operations	0.38		0.24	0.34

Less Distributions
Distributions from net investment income	(0.38)		(0.21)	0.00
Distributions from net realized capital gains	(0.03)		(0.03)	0.00

Total distributions	(0.41)		(0.24)	0.00

Net Asset Value, End of Period	$10.31		$10.34	$10.34

Total Return (%) (c)	3.69	(d)	2.33	3.40	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.67	(e)	0.68	0.69	(e)
Ratio of net expenses to average net assets (%)	0.67	(e)	0.68	0.69	(e)
Ratio of net investment income to average net assets (%)	4.40	(e)	4.10	3.71	(e)
Portfolio turnover rate (%)	19.4	(d)	39.8	30.7	(d)
Net assets, end of period (in millions)	$736.8		$706.2	$536.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010(a)
Net Asset Value, Beginning of Period	$10.29		$10.32	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.21		0.40	0.25
Net realized and unrealized gain (loss) on investments	0.16		(0.19)	0.07

Total from investment operations	0.37		0.21	0.32

Less Distributions
Distributions from net investment income	(0.36)		(0.21)	0.00
Distributions from net realized capital gains	(0.03)		(0.03)	0.00

Total distributions	(0.39)		(0.24)	0.00

Net Asset Value, End of Period	$10.27		$10.29	$10.32

Total Return (%) (c)	3.60	(d)	2.01	3.20	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.92	(e)	0.93	0.94	(e)
Ratio of net expenses to average net assets (%)	0.92	(e)	0.93	0.94	(e)
Ratio of net investment income to average net assets (%)	4.15	(e)	3.86	3.73	(e)
Portfolio turnover rate (%)	19.4	(d)	39.8	30.7	(d)
Net assets, end of period (in millions)	$66.0		$56.4	$20.2

(a)	Commencement of operations was 4/30/2010.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.

See accompanying notes to financial statements.

MIST-19

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Eaton Vance Floating Rate Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-20

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated State Street Bank and Trust Company, to the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its

MIST-21

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to deferred trustees’ compensation, losses deferred due to wash sales and non-deductible 12b-1 fees, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2012, the Portfolio had open unfunded loan commitments of $1,179,368.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Eaton Vance Management (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,384,124	0.625%	First $100 Million
	0.600%	Over $100 Million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement,

MIST-22

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$179,637,002	$—	$149,611,734

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the period ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$14,085,195	$—	$—	$—	$14,085,195	$—

There were no distributions paid for the year ending December 31, 2010.

MIST-23

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$30,068,912	$818,518	$(13,261,032)	$—	$17,626,398

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-24

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-25

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-26

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Met Investors Series Trust Met/Franklin Income Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Met/Franklin Income Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Met/Franklin Income Portfolio returned 5.99% and 5.80%, respectively. The Portfolio’s benchmarks, the Barclays U.S. Aggregate Bond Index1 and the S&P 500 Index2, returned 2.37% and 9.49%, respectively over the same period. A blend of the Barclays U.S. Aggregate Bond Index1 (50%) and the S&P 5002 (50%), returned 6.02%.

MARKET ENVIRONMENT/CONDITIONS

During the six months under review, uncertainty regarding the Eurozone’s future continued to influence financial markets and United States (“U.S.”) economic data appeared mixed. U.S. manufacturing indicators look to have weakened, employment gains slowed and wage growth was sluggish during the period. However, energy prices declined significantly over the period and housing data strengthened with new and existing home sales as well as house prices pointing toward a gradual strengthening trend, albeit from a low base. The U.S. consumer showed resilience as consumption remained steady even as consumer confidence declined.

Financial markets seemed to be largely influenced by politics, sentiment and uncertainty in the Eurozone, and they were quick to discount the latest Greek election results. The June 2012 Federal Open Market Committee meeting concluded with the extension of its plan designed to boost the economy by driving down long-term interest rates (called Operation Twist) but made no formal announcement of an additional round of quantitative easing. Investor optimism regarding economic growth potential gave way to a more subdued outlook as challenges mounted including the continued sovereign and fiscal imbalances in Europe, looming fiscal deadlines in the United States (“U.S.”) and a deteriorating labor market outlook. During the six months under review, investment-grade fixed income markets, as measured by the Barclays U.S. Aggregate Index, posted modest returns. U.S. stocks faced bouts of risk aversion as investors shunned risk assets in light of uneven economic data but ended the period with robust gains. Overall, investor concerns about ongoing Eurozone uncertainty, weak U.S. employment gains, and a lack of broad public and political agreement on how to achieve U.S. deficit reduction drove the 10-year U.S. Treasury yield from 1.89% on December 31, 2011, to 1.67% on June 30, 2012.

PORTFOLIO REVIEW/PERIOD END POSITIONING

During the six-month period, the Portfolio’s equity and fixed income holdings contributed to performance largely due to strong S&P 500 and Barclays U.S. Aggregate Index returns which were driven by continued, albeit modest, economic growth, resilient corporate profits and continued low long-term interest rates.

Within the Portfolio’s equity holdings, the Financials, Utilities and Health Care sectors were primary contributors while Energy and Materials struggled. Bank of America and Wells Fargo in Financials provided strong gains early in the period following improved clarity on the banks’ pace of capital accumulation as well as improvement in key credit areas, particularly within the mortgage markets. Utilities continued to stand out as strong performers largely due to their consistent returns, high degree of visibility and predictability of results, as well as a favorable backdrop of declining interest rates and Corporate bond yields. Sempra Energy, NextEra Energy and Pacific Gas & Electric were strong performers during the period. In the Health Care sector, our holdings in major pharmaceutical companies including Merck & Co. and Roche Holding (Switzerland) delivered strong returns.

Weak energy prices and investor fears of slower global economic activity weighed on the performance of our positions in Canadian Oil Sands (Canada), Royal Dutch Shell (Netherlands) and Chesapeake Energy in Energy as well as Barrick Gold (Canada) in Materials.

Within fixed income markets, a generally favorable backdrop prevailed including low long-term interest rates, stable to declining credit spreads and functioning capital markets that provided ready access to capital at a near record pace of issuance for Investment Grade and High Yield corporate bonds. We largely focused on High Yield opportunities during the period and were attracted to the higher potential yields and returns as well as the opportunity to continue to benefit from the favorable environment for individual credits. Key positive themes were low default rates, recent debt maturity extensions, interest cost reductions and stable corporate performance in terms of margins and cash flow.

The Technology, Consumer Cyclical and Consumer Non-Cyclical sectors delivered strong performance while the Electric Utility and Energy sectors had poor results. Generally, these results had more to do with individual company dynamics than systemic risk. First Data in Technology continued to deleverage through improved performance and growth and by taking necessary actions to fix its overall capital structure, including extending debt maturities. Sprint Nextel in Communications and Freescale Semiconductor in Technology also showed improved credit trends despite challenging and competitive business environments. CIT Group in Finance Companies remained a strong performer, although the size of our position declined as the company called for redemption and refinancing of its debt at lower rates and longer maturities.

Key fixed income detractors included PetroPlus Finance (Bermuda) in Energy, which remained mired in weak European refining conditions resulting in disappointing bond recoveries and dimmed prospects for a successful corporate reorganization. Arch Coal in Other Utility also detracted from performance as low natural gas prices caused a substantial amount of customers, particularly electric utilities, to switch from coal. Other detractors included ATP Oil & Gas in Energy, a small independent offshore oil and gas producer that was negatively impacted by timing delays in important production areas.

The Portfolio’s allocations to equity and fixed income did not change significantly during the period. Among stock allocations, Financials and Utilities increased while Information Technology

MIST-1

Met Investors Series Trust

Met/Franklin Income Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

slightly decreased. However, within fixed income our Communications, Technology and Consumer Cyclical allocations rose while Finance Companies declined.

We largely focused on Corporate bonds within fixed income during the period given the potential for higher yields and long-term total return relative to other fixed income securities. We maintained significant diversification with holdings across a range of sectors. While sector diversification remains important, we emphasize bottom-up fundamental research to identify what we believe are the most attractive investment opportunities to help us meet the Portfolio’s objective.

The Portfolio’s equity exposure continued to focus on dividend paying common stocks and convertible securities. We continued to seek what we considered attractive current yield as well as those companies with potential favorable outlooks for dividend growth. Convertible securities remained attractive to us given the possible opportunity for both high current income and the potential to participate in the appreciation of the underlying common stock. At period-end, we had limited holdings in other equity securities including preferred stocks and warrants. We remain largely focused on U.S. securities.

Edward Perks, CFA

Charles B. Johnson

Alex W. Peters, CFA

Matthew Quinlan

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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Met Investors Series Trust

Met/Franklin Income Portfolio

MET/FRANKLIN INCOME PORTFOLIO MANAGED BY

FRANKLIN ADVISERS, INC. VS. BARCLAYS U.S. AGGREGATE BOND INDEX1 AND S&P 500 INDEX2

AVERAGE ANNUAL RETURN3 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[4]
Met/Franklin Income Portfolio
Class A	5.99	3.26	5.67
Class B	5.80	2.95	5.40
Barclays U.S. Aggregate Bond Index[1]	2.37	7.47	6.41
S&P 500 Index[2]	9.49	5.45	1.63

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

2 The Standard & Poor’s (S&P) 500 Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

4 Inception of Class A and Class B shares is 4/28/2008. Index returns are based on an inception date of 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
First Data Corp.	3.7
CIT Group, Inc.	2.6
Wells Fargo & Co.	2.5
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.	2.3
JPMorgan Chase & Co.	2.1
Bank of America Corp.	2.1
Merck & Co., Inc.	2.0
Chesapeake Energy Corp.	2.0
Roche Holding AG	1.8
Freescale Semiconductor, Inc.	1.7

Top Equity Sectors

% of Market Value of Total Investments
Utilities	11.2
Financials	8.6
Health Care	6.8
Energy	6.1
Telecommunication Services	3.0

Top Fixed Income Sectors

% of Market Value of Total Investments
Domestic Bonds & Debt Securities	40.0
Foreign Bonds & Debt Securities	6.2
Loan Participations	6.0
Cash & Cash Equivalents	4.2
Convertible Bonds	0.5

MIST-3

Met Investors Series Trust

Met/Franklin Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Franklin Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.74%	$1,000.00	$1,059.90	$3.79
	Hypothetical*	0.74%	$1,000.00	$1,021.18	$3.72

Class B(a)	Actual	0.99%	$1,000.00	$1,058.00	$5.07
	Hypothetical*	0.99%	$1,000.00	$1,019.94	$4.97

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—39.6% of Net Assets

Security Description	Par Amount†	Value

Airlines—0.4%
American Airlines, Inc. 7.500%, 03/15/16 (144A) (a)	1,700,000	$1,615,000

Auto Components—0.5%
Goodyear Tire & Rubber Co. (The) 8.250%, 08/15/20	600,000	638,250
7.000%, 05/15/22 (b)	1,500,000	1,505,625

		2,143,875

Automobiles—0.5%
Chrysler Group LLC 8.000%, 06/15/19 (b)	350,000	361,375
Chrysler Group LLC / CG Co.-Issuer Inc. 8.250%, 06/15/21 (b)	1,700,000	1,755,250

		2,116,625

Biotechnology—0.1%
Grifols, Inc. 8.250%, 02/01/18	400,000	431,000

Capital Markets—0.4%
Samson Investments Co. 9.750%, 02/15/20 (144A)	1,800,000	1,793,250

Chemicals—0.2%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18	900,000	922,500

Commercial Banks—2.6%
CIT Group, Inc. 7.000%, 05/02/16 (144A) (b)	8,600,000	8,632,250
7.000%, 05/02/17 (144A) (b)	1,453,103	1,457,644
M&T Bank Corp. 6.875%, 06/15/16 (144A)	1,000,000	1,006,118

		11,096,012

Commercial Services & Supplies—0.2%
United Rentals North America, Inc. 8.375%, 09/15/20 (b)	900,000	951,750

Communications Equipment—0.5%
CommScope, Inc. 8.250%, 01/15/19 (144A)	300,000	318,750
ViaSat, Inc. 6.875%, 06/15/20 (144A)	2,000,000	2,030,000

		2,348,750

Consumer Finance—0.4%
Ally Financial, Inc. 6.250%, 12/01/17	500,000	528,531
8.000%, 03/15/20	1,000,000	1,155,000

		1,683,531

Containers & Packaging—1.0%
Berry Plastics Corp. 9.750%, 01/15/21 (b)	250,000	$273,125
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC 7.875%, 08/15/19 (144A)	1,200,000	1,305,000
9.875%, 08/15/19 (144A)	1,400,000	1,454,250
8.250%, 02/15/21 (144A)	1,150,000	1,098,250

		4,130,625

Diversified Financial Services—2.8%
Antero Resources Finance Corp. 9.375%, 12/01/17	700,000	777,000
7.250%, 08/01/19	1,000,000	1,040,000
Bank of America Corp. 8.125%, 05/15/18 (b) (c)	1,500,000	1,575,840
CDW LLC / CDW Finance Corp. 12.535%, 10/12/17	500,000	545,000
8.500%, 04/01/19	2,900,000	3,103,000
JPMorgan Chase & Co. Series 1 7.900%, 04/30/18 (c)	4,250,000	4,675,408

		11,716,248

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. 8.500%, 04/15/20	400,000	426,000

Electric Utilities—0.9%
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.250%, 11/01/15	9,500,000	2,493,750
10.500%, 11/01/16 (d)	66,284	12,511
11.500%, 10/01/20 (144A)	1,000,000	687,500
Series B 15.000%, 04/01/21 (b)	1,255,000	432,975

		3,626,736

Electronic Equipment, Instruments & Components—0.2%
Sanmina-SCI Corp. 7.000%, 05/15/19 (144A) (b)	1,000,000	975,000

Food & Staples Retailing—0.2%
SUPERVALU, Inc. 8.000%, 05/01/16 (b)	1,000,000	1,017,500

Food Products—0.6%
Dean Foods Co. 9.750%, 12/15/18	1,000,000	1,120,000
JBS USA LLC / JBS USA Finance, Inc. 11.625%, 05/01/14	560,000	638,400
8.250%, 02/01/20 (144A)	700,000	682,500

		2,440,900

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—3.7%
Community Health Systems, Inc. 8.875%, 07/15/15	207,000	$212,693
HCA, Inc. 6.375%, 01/15/15	750,000	800,625
6.500%, 02/15/20	2,600,000	2,824,250
7.500%, 02/15/22	2,600,000	2,840,500
Health Management Associates, Inc. 7.375%, 01/15/20 (144A)	200,000	213,750
Tenet Healthcare Corp. 9.250%, 02/01/15	3,900,000	4,358,250
6.250%, 11/01/18 (144A)	519,985	540,784
8.000%, 08/01/20 (144A)	552,394	573,109
8.000%, 08/01/20 (b)	1,400,000	1,456,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8.000%, 02/01/18	1,200,000	1,233,000
7.750%, 02/01/19 (b)	500,000	507,500

		15,560,461

Hotels, Restaurants & Leisure—2.1%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,000,000	1,096,250
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.500%, 02/15/20 (144A)	600,000	606,000
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 01/15/16	400,000	424,000
10.750%, 01/15/17 (b) (d)	1,339,535	1,483,535
ClubCorp Club Operations, Inc. 10.000%, 12/01/18 (b)	1,500,000	1,597,500
Landry’s, Inc. 9.375%, 05/01/20 (144A)	2,000,000	2,042,500
MGM Resorts International 10.000%, 11/01/16 (b)	1,500,000	1,668,750

		8,918,535

Household Durables—0.1%
KB Home 6.250%, 06/15/15 (b)	400,000	398,000

Independent Power Producers & Energy Traders—1.9%
Calpine Corp. 7.875%, 07/31/20 (144A)	600,000	664,500
7.500%, 02/15/21 (144A)	1,000,000	1,085,000
7.875%, 01/15/23 (144A)	1,000,000	1,095,000
Dynegy Holdings LLC 7.500%, 06/01/15 (a)	2,500,000	1,687,500
8.375%, 05/01/16 (a)	1,430,000	972,400
7.750%, 06/01/19 (a)	782,000	527,850
GenOn Energy, Inc. 7.625%, 06/15/14 (b)	750,000	768,750
7.875%, 06/15/17	1,300,000	1,215,500

		8,016,500

IT Services—3.8%
First Data Corp. 9.875%, 09/24/15 (b)	161,000	$163,818
10.550%, 09/24/15	1,750,000	1,798,125
11.250%, 03/31/16 (b)	4,900,000	4,642,750
8.250%, 01/15/21 (144A)	3,465,000	3,482,325
12.625%, 01/15/21	3,222,000	3,242,137
8.750%, 01/15/22 (144A) (b) (d)	1,217,000	1,232,212
SRA International, Inc. 11.000%, 10/01/19	400,000	404,000
SunGard Data Systems, Inc. 7.625%, 11/15/20 (b)	1,000,000	1,070,000

		16,035,367

Machinery—1.0%
Manitowoc Co., Inc. (The) 9.500%, 02/15/18	800,000	880,000
RBS Global, Inc. / Rexnord LLC 8.500%, 05/01/18	2,200,000	2,398,000
Terex Corp. 8.000%, 11/15/17 (b)	1,000,000	1,042,500

		4,320,500

Media—4.0%
Cablevision Systems Corp. 7.750%, 04/15/18	1,000,000	1,070,000
8.000%, 04/15/20 (b)	1,000,000	1,085,000
CCH II LLC / CCH II Capital Corp. 13.500%, 11/30/16	1,466,756	1,639,100
CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 06/01/20	2,000,000	2,207,500
6.500%, 04/30/21	1,000,000	1,070,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. 8.625%, 11/15/17 (144A)	1,200,000	1,299,000
Clear Channel Communications, Inc. 9.000%, 03/01/21	4,000,000	3,500,000
Clear Channel Worldwide Holdings, Inc. Series B 9.250%, 12/15/17	600,000	657,000
CSC Holdings LLC 6.750%, 11/15/21 (144A)	4,000,000	4,280,000
Dex One Corp. 14.000%, 01/29/17 (d)	137,574	33,705

		16,841,305

Metals & Mining—0.7%
Dynacast International LLC / Dynacast Finance, Inc. 9.250%, 07/15/19 (144A)	1,000,000	1,042,500
Molycorp, Inc. 10.000%, 06/01/20 (144A) (b)	2,000,000	1,990,000

		3,032,500

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—5.8%
Arch Coal, Inc. 7.000%, 06/15/19 (b)	500,000	$425,000
7.250%, 06/15/21 (b)	2,200,000	1,853,500
ATP Oil & Gas Corp. 11.875%, 05/01/15 (b)	1,000,000	470,000
Bill Barrett Corp. 7.000%, 10/15/22	1,000,000	957,500
Chesapeake Energy Corp. 6.875%, 08/15/18	700,000	700,000
7.250%, 12/15/18 (b)	2,000,000	2,050,000
6.775%, 03/15/19 (b)	2,000,000	1,952,500
6.875%, 11/15/20 (b)	885,000	876,150
CONSOL Energy, Inc. 8.250%, 04/01/20	700,000	738,500
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	1,000,000	1,075,000
EP Energy LLC / EP Energy Finance, Inc. 9.375%, 05/01/20 (144A)	1,000,000	1,037,500
EXCO Resources, Inc. 7.500%, 09/15/18 (b)	1,400,000	1,218,000
Forest Oil Corp. 7.250%, 06/15/19 (b)	532,000	490,770
Halcon Resources Corp. 9.750%, 07/15/20	1,000,000	986,460
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 04/15/20	1,300,000	1,407,250
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC 8.875%, 03/15/18 (b)	1,000,000	980,000
Peabody Energy Corp. 6.250%, 11/15/21 (144A) (b)	750,000	746,250
Plains Exploration & Production Co. 6.125%, 06/15/19	900,000	909,000
Sabine Pass LNG L.P. 7.250%, 11/30/13	150,000	156,000
SandRidge Energy, Inc. 4.086%, 04/01/14 (c)	1,375,000	1,362,756
8.000%, 06/01/18 (144A)	1,290,000	1,312,575
7.500%, 03/15/21	2,200,000	2,183,500
W&T Offshore, Inc. 8.500%, 06/15/19 (b)	800,000	830,000

		24,718,211

Semiconductors & Semiconductor Equipment—1.7%
Freescale Semiconductor, Inc. 10.125%, 12/15/16	139,000	146,992
10.125%, 03/15/18 (144A) (b)	2,122,000	2,328,895
8.050%, 02/01/20 (b)	1,500,000	1,488,750
10.750%, 08/01/20 (b)	3,016,000	3,257,280

		7,221,917

Software—0.1%
Lawson Software, Inc. 9.375%, 04/01/19 (144A) (b)	300,000	321,750

Specialty Retail—0.4%
Academy, Ltd. / Academy Finance Corp. 9.250%, 08/01/19 (144A) (b)	1,400,000	$1,526,000

Textiles, Apparel & Luxury Goods—0.3%
Visant Corp. 10.000%, 10/01/17 (b)	1,400,000	1,396,500

Trading Companies & Distributors—0.2%
UR Merger Sub Corp. 7.625%, 04/15/22 (144A)	1,000,000	1,050,000

Wireless Telecommunication Services—2.2%
Cricket Communications, Inc. 7.750%, 10/15/20 (b)	2,500,000	2,400,000
Sprint Nextel Corp. 9.125%, 03/01/17 (144A) (b)	1,700,000	1,789,250
9.000%, 11/15/18 (144A)	2,500,000	2,800,000
11.500%, 11/15/21 (144A) (b)	2,000,000	2,235,000

		9,224,250

Total Domestic Bonds & Debt Securities (Cost $167,146,627)		168,017,098

Common Stocks—38.9%

Automobiles—0.0%
Escrow GM Corp. Senior*	15,000	0
Motors Liquidation Co. GUC Trust*	383	4,692

		4,692

Beverages—1.0%
Diageo plc	60,000	1,543,517
PepsiCo, Inc.	36,260	2,562,131

		4,105,648

Capital Markets—0.3%
BlackRock, Inc.	8,000	1,358,560

Chemicals—0.4%
Dow Chemical Co. (The) (b)	25,000	787,500
LyondellBasell Industries N.V.—Class A	25,000	1,006,750

		1,794,250

Commercial Banks—3.4%
Banco Santander S.A.	110,272	736,483
Barclays plc	258,020	660,478
CIT Group, Inc.*	30,821	1,098,460
HSBC Holdings plc	250,000	2,204,361
M&T Bank Corp. (b)	30,000	2,477,100
Wells Fargo & Co.	221,990	7,423,346

		14,600,228

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—1.9%
Bank of America Corp.	363,720	$2,975,230
Citigroup, Inc.	34,984	958,911
JPMorgan Chase & Co.	120,000	4,287,600

		8,221,741

Diversified Telecommunication Services—2.1%
AT&T, Inc. (b)	128,740	4,590,868
CenturyLink, Inc. (b)	30,000	1,184,700
France Telecom S.A. (b)	27,290	359,127
Frontier Communications Corp. (b)	50,000	191,500
Telstra Corp., Ltd.	500,000	1,894,682
Vivendi	36,166	672,349

		8,893,226

Electric Utilities—7.1%
American Electric Power Co., Inc.	60,000	2,394,000
Duke Energy Corp. (b)	150,000	3,459,000
Entergy Corp.	40,000	2,715,600
Exelon Corp.	80,000	3,009,600
FirstEnergy Corp.	50,000	2,459,500
NextEra Energy, Inc.	67,715	4,659,469
Pinnacle West Capital Corp.	15,000	776,100
PPL Corp. (b)	55,000	1,529,550
Progress Energy, Inc. (b)	60,000	3,610,200
Southern Co. (b)	65,000	3,009,500
Xcel Energy, Inc. (b)	91,927	2,611,646

		30,234,165

Electronic Equipment, Instruments & Components—0.1%
Corning, Inc.	40,000	517,200

Energy Equipment & Services—0.4%
Schlumberger, Ltd.	20,000	1,298,200
Weatherford International, Ltd.*	50,000	631,500

		1,929,700

Gas Utilities—0.2%
AGL Resources, Inc. (b)	20,000	775,000

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc.* (b)	80,000	46,800

Industrial Conglomerates—1.5%
General Electric Co.	300,000	6,252,000

Insurance—0.3%
QBE Insurance Group, Ltd.	80,000	1,102,974

Machinery—0.2%
Caterpillar, Inc.	10,000	849,100

Media—0.4%
Comcast Corp.—Class A (b)	50,000	1,598,500
Dex One Corp.* (b)	43,546	40,716

		1,639,216

Metals & Mining—0.8%
AngloGold Ashanti, Ltd. (ADR) (b)	20,000	$686,800
Barrick Gold Corp.	40,000	1,502,800
BHP Billiton plc	30,000	856,693
Nucor Corp. (b)	10,000	379,000

		3,425,293

Multi-Utilities—3.8%
Dominion Resources, Inc. (b)	40,000	2,160,000
PG&E Corp. (b)	110,000	4,979,700
Public Service Enterprise Group, Inc. (b)	100,000	3,250,000
Sempra Energy (b)	60,000	4,132,800
TECO Energy, Inc. (b)	80,000	1,444,800

		15,967,300

Multiline Retail—0.4%
Target Corp. (b)	30,000	1,745,700

Oil, Gas & Consumable Fuels—5.6%
Alpha Natural Resources, Inc.* (b)	10,000	87,100
BP plc (ADR)	80,000	3,243,200
Callon Petroleum Co.* (b)	20,471	87,206
Canadian Oil Sands, Ltd. (b)	179,700	3,480,684
Chesapeake Energy Corp. (b)	35,000	651,000
Chevron Corp.	20,000	2,110,000
ConocoPhillips (b)	65,000	3,632,200
Exxon Mobil Corp. (b)	46,744	3,999,884
Phillips 66*	32,500	1,080,300
Royal Dutch Shell plc (ADR)	40,000	2,697,200
Spectra Energy Corp.	40,000	1,162,400
Total S.A. (ADR)	30,000	1,348,500

		23,579,674

Pharmaceuticals—6.8%
Johnson & Johnson (b)	85,000	5,742,600
Merck & Co., Inc.	205,230	8,568,353
Pfizer, Inc.	195,170	4,488,910
Roche Holding AG	45,000	7,768,234
Sanofi (ADR)	60,000	2,266,800

		28,834,897

Real Estate Investment Trusts—0.2%
Westfield Retail Trust	272,200	797,949

Semiconductors & Semiconductor Equipment—1.1%
Intel Corp. (b)	180,000	4,797,000

Wireless Telecommunication Services—0.9%
SK Telecom Co., Ltd. (ADR) (b)	26,090	315,689
Vodafone Group plc	1,201,330	3,375,300

		3,690,989

Total Common Stocks (Cost $151,154,581)		165,163,302

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—6.2%

Security Description	Par Amount†	Value

Air Freight & Logistics—0.8%
CEVA Group plc 8.375%, 12/01/17 (144A)	900,000	$877,500
11.500%, 04/01/18 (144A) (b)	1,400,000	1,288,000
12.750%, 03/31/20 (144A)	1,500,000	1,346,250

		3,511,750

Chemicals—0.8%
Ineos Finance plc 8.375%, 02/15/19 (144A)	700,000	726,250
Ineos Group Holdings, Ltd. 7.875%, 02/15/16 (144A) (EUR)	158,000	173,456
Kerling plc 10.625%, 02/01/17 (144A) (EUR)	1,100,000	1,225,003
Kinove German Bondco GmbH 10.000%, 06/15/18 (144A) (EUR)	897,000	1,149,342

		3,274,051

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A) (b)	1,200,000	1,068,000

Construction Materials—0.4%
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A)	2,000,000	1,795,000

Diversified Financial Services—0.8%
Petroplus Finance, Ltd. 6.750%, 05/01/14 (144A) (a) (b)	1,000,000	125,000
7.000%, 05/01/17 (144A) (a)	1,070,000	133,750
9.375%, 09/15/19 (144A) (a)	1,340,000	167,500
UPCB Finance III, Ltd. 6.625%, 07/01/20 (144A)	1,000,000	1,020,000
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	1,000,000	1,050,000
UPCB Finance VI, Ltd. 6.875%, 01/15/22 (144A)	1,000,000	1,025,000

		3,521,250

Diversified Telecommunication Services—0.3%
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21	700,000	743,750
Virgin Media Secured Finance plc 7.000%, 01/15/18 (GBP)	400,000	671,879

		1,415,629

Energy Equipment & Services—0.9%
CHC Helicopter S.A. 9.250%, 10/15/20	1,000,000	982,500
Compagnie Generale de Geophysique-Veritas 6.500%, 06/01/21	1,000,000	1,005,000
Offshore Group Investments, Ltd. 11.500%, 08/01/15 (144A)	1,500,000	1,635,000

		3,622,500

Food Products—0.4%
Boparan Holdings, Ltd. 9.750%, 04/30/18 (144A) (EUR)	500,000	$664,387
9.875%, 04/30/18 (144A) (GBP)	500,000	810,483

		1,474,870

Metals & Mining—0.9%
FMG Resources (August 2006) Pty, Ltd. 6.875%, 02/01/18 (144A)	2,500,000	2,534,375
Inmet Mining Corp. 8.750%, 06/01/20 (144A) (b)	1,400,000	1,393,000

		3,927,375

Oil, Gas & Consumable Fuels—0.6%
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A)	674,000	648,725
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	1,500,000	1,342,500
PetroBakken Energy, Ltd. 8.625%, 02/01/20 (144A)	500,000	498,750

		2,489,975

Total Foreign Bonds & Debt Securities (Cost $29,691,130)		26,100,400

Loan Participations—5.9%

Automobiles—0.5%
Chrysler Group LLC Term Loan 6.000%, 05/24/17	2,178,000	2,197,057

Electric Utilities—1.4%
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Extended Term Loan 4.741%, 10/10/17	10,097,729	6,064,444

Health Care Equipment & Supplies—0.2%
Kinetic Concepts, Inc. Term Loan 7.000%, 05/04/18	995,000	1,004,950

Independent Power Producers & Energy Traders—1.2%
Dynegy Midwest Generation LLC Term Loan 9.250%, 08/04/16	1,736,875	1,783,189
Dynegy Power LLC Term Loan 9.250%, 08/04/16	3,225,625	3,359,843

		5,143,032

IT Services—0.5%
First Data Corp. Extended Term Loan 5.245%, 03/24/17	1,278,856	1,222,106

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Shares/Principal Amount†	Value

IT Services—(Continued)
SRA International, Inc. Term Loan 6.500%, 07/20/18	840,000	$816,111

		2,038,217

Media—0.6%
Clear Channel Communications, Inc. Term Loan 3.895%, 01/28/16	707,967	567,407
Cumulus Media Holdings, Inc. Term Loan B 7.500%, 09/16/19	2,000,000	2,021,260
Supermedia, Inc. Term Loan 11.000%, 12/31/15	219,427	53,362

		2,642,029

Oil, Gas & Consumable Fuels—0.2%
Chesapeake Energy Corp. Term Loan 8.500%, 12/01/17	1,000,000	993,015

Real Estate Investment Trusts—0.6%
iStar Financial, Inc. Term Loan 7.000%, 06/30/14	2,500,000	2,501,337

Software—0.4%
Sophia L.P. Term Loan 6.250%, 07/19/18	1,496,250	1,507,629

Trading Companies & Distributors—0.3%
HD Supply, Inc. Term Loan 7.250%, 10/12/17	1,000,000	1,009,065

Total Loan Participations (Cost $26,372,059)		25,100,775

Convertible Preferred Stocks—3.5%

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13 (b)	25,000	830,000

Commercial Banks—0.8%
Wells Fargo & Co. Series L 7.500%, 12/31/49	2,800	3,150,000

Diversified Financial Services—1.4%
Bank of America Corp. Series L 7.250%, 12/31/49	4,500	4,387,500

Diversified Financial Services—(Continued)
Citigroup, Inc. 7.500%, 12/15/12	20,000	$1,711,200

		6,098,700

Metals & Mining—0.2%
AngloGold Ashanti Holdings Finance plc 6.000%, 09/15/13 (b)	20,000	824,000

Oil, Gas & Consumable Fuels—0.7%
Chesapeake Energy Corp. 5.750%, 12/31/49 (144A)	1,500	1,280,625
SandRidge Energy, Inc. 7.000%, 12/31/49	15,000	1,548,750

		2,829,375

Real Estate Investment Trusts—0.2%
FelCor Lodging Trust, Inc. 1.950%, 12/31/49 (b)	34,000	890,460

Total Convertible Preferred Stocks (Cost $13,452,326)		14,622,535

Convertible Bonds—0.5%

Construction Materials—0.3%
Cemex S.A.B. de C.V. 3.250%, 03/15/16	900,000	768,375
3.750%, 03/15/18	570,000	479,512

		1,247,887

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc. 4.250%, 08/15/18 (144A)	1,000,000	992,500

Total Convertible Bonds (Cost $2,468,545)		2,240,387

Mortgage-Backed Securities—0.3%

Commercial Mortgage-Backed Securities—0.3%
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.992%, 11/15/15 (144A) (c)	1,403,518	1,330,606

Total Mortgage-Backed Securities (Cost $1,221,060)		1,330,606

Preferred Stocks—0.0%

Consumer Finance—0.0%
Ally Financial, Inc., Series G (144A)	141	125,618

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp., Series Z* (c)	10,300	22,351

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Thrifts & Mortgage Finance—(Continued)
Federal National Mortgage Association, Series S* (c)	6,900	$11,247

		33,598

Total Preferred Stocks (Cost $452,976)		159,216

Warrants—0.0%

Automobiles—0.0%
General Motors Co., expires 7/10/16*	1,388	15,296
General Motors Co., expires 7/10/19*	1,388	9,410

		24,706

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	1,273	33,735

Total Warrants (Cost $129,806)		58,441

Short-Term Investments—28.1%

Discount Notes—0.8%
Federal Home Loan Bank Discount Notes 0.000%, 07/02/12 (e)	3,525,000	3,525,000

Mutual Fund—23.9%
State Street Navigator Securities Lending Prime Portfolio (f)	101,514,776	101,514,776

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $14,306,012 on 07/02/12, collateralized by $13,775,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $14,596,073.	14,306,000	14,306,000

Total Short-Term Investments (Cost $119,345,776)		119,345,776

Total Investments—123.0% (Cost $511,434,886#)		522,138,536
Other assets and liabilities (net)—(23.0)%		(97,661,295)

Net Assets—100.0%		$424,477,241

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $511,434,886. The aggregate unrealized appreciation and depreciation of investments were $37,699,640 and $(26,995,990), respectively, resulting in net unrealized appreciation of $10,703,650 for federal income tax purposes.
*	Non-income producing security.
(a)	Security is in default and/or issuer is in bankruptcy.
(b)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $99,383,835 and the collateral received consisted of cash in the amount of $101,514,776. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Zero coupon bond—Interest rate represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $84,776,032, which is 20.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GBP)—	British Pound

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities*	$—	$168,017,098	$—	$168,017,098
Common Stocks
Automobiles	4,692	—	—	4,692
Beverages	2,562,131	1,543,517	—	4,105,648
Capital Markets	1,358,560	—	—	1,358,560
Chemicals	1,794,250	—	—	1,794,250
Commercial Banks	10,998,906	3,601,322	—	14,600,228
Diversified Financial Services	8,221,741	—	—	8,221,741
Diversified Telecommunication Services	5,967,068	2,926,158	—	8,893,226
Electric Utilities	30,234,165	—	—	30,234,165
Electronic Equipment, Instruments & Components	517,200	—	—	517,200
Energy Equipment & Services	1,929,700	—	—	1,929,700
Gas Utilities	775,000	—	—	775,000
Independent Power Producers & Energy Traders	46,800	—	—	46,800
Industrial Conglomerates	6,252,000	—	—	6,252,000
Insurance	—	1,102,974	—	1,102,974
Machinery	849,100	—	—	849,100
Media	1,639,216	—	—	1,639,216
Metals & Mining	2,568,600	856,693	—	3,425,293
Multi-Utilities	15,967,300	—	—	15,967,300
Multiline Retail	1,745,700	—	—	1,745,700
Oil, Gas & Consumable Fuels	23,579,674	—	—	23,579,674
Pharmaceuticals	21,066,663	7,768,234	—	28,834,897
Real Estate Investment Trusts	—	797,949	—	797,949
Semiconductors & Semiconductor Equipment	4,797,000	—	—	4,797,000
Wireless Telecommunication Services	315,689	3,375,300	—	3,690,989
Total Common Stocks	143,191,155	21,972,147	—	165,163,302
Total Foreign Bonds & Debt Securities*	—	26,100,400	—	26,100,400
Total Loan Participations*	—	25,100,775	—	25,100,775

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Automobiles	$830,000	$—	$—	$830,000
Commercial Banks	3,150,000	—	—	3,150,000
Diversified Financial Services	6,098,700	—	—	6,098,700
Metals & Mining	824,000	—	—	824,000
Oil, Gas & Consumable Fuels	1,280,625	1,548,750	—	2,829,375
Real Estate Investment Trusts	890,460	—	—	890,460
Total Convertible Preferred Stocks	13,073,785	1,548,750	—	14,622,535
Total Convertible Bonds*	—	2,240,387	—	2,240,387
Total Mortgage-Backed Securities*	—	1,330,606	—	1,330,606
Preferred Stock
Consumer Finance	—	125,618	—	125,618
Thrifts & Mortgage Finance	33,598	—	—	33,598
Total Preferred Stock	33,598	125,618	—	159,216
Total Warrants*	58,441	—	—	58,441
Short-Term Investments
Discount Notes	—	3,525,000	—	3,525,000
Mutual Fund	101,514,776	—	—	101,514,776
Repurchase Agreement	—	14,306,000	—	14,306,000
Total Short-Term Investments	101,514,776	17,831,000	—	119,345,776
Total Investments	$257,871,755	$264,266,781	$—	$522,138,536

*	See Schedule of Investments for additional detailed categorizations.

Preferred Stocks in the amount of $101,084 were transferred from Level 1 to Level 2 due to the availability of a systematic fair valuation model factor.

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Met/Franklin Income Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$522,138,536
Cash		38,722
Cash denominated in foreign currencies (c)		130,345
Receivable for investments sold		21,385
Receivable for shares sold		13,425
Dividends receivable		664,370
Interest receivable		4,488,372

Total Assets		527,495,155
Liabilities
Payables for:
Investments purchased	$986,460
Shares redeemed	114,706
Collateral for securities loaned	101,514,776
Accrued expenses:
Management fees	225,567
Distribution and service fees—Class B	20,259
Administration fees	1,826
Custodian and accounting fees	20,855
Deferred trustees’ fees	29,886
Other expenses	103,579

Total Liabilities		103,017,914

Net Assets		$424,477,241

Net assets represented by
Paid in surplus		$399,039,038
Accumulated net realized gain		272,444
Unrealized appreciation on investments and foreign currency transactions		10,698,840
Undistributed net investment income		14,466,919

Net Assets		$424,477,241

Net Assets
Class A		$323,751,329
Class B		100,725,912
Capital Shares Outstanding*
Class A		32,320,099
Class B		10,109,513
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.02
Class B		9.96

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $511,434,886.
(b)	Includes securities loaned at value of $99,383,835.
(c)	Identified cost of cash denominated in foreign currencies was $130,371.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$3,914,686
Interest (b)		12,232,729

Total investment income		16,147,415
Expenses
Management fees	$1,563,679
Administration fees	7,044
Custodian and accounting fees	43,541
Distribution and service fees—Class B	122,092
Audit and tax services	40,195
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	50,968
Insurance	697
Miscellaneous	4,055

Total expenses	1,868,782
Less management fee waiver	(159,419)

Net expenses	1,709,363

Net Investment Income		14,438,052

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		1,950,622
Foreign currency transactions		(28,973)

Net realized gain on investments and foreign currency transactions		1,921,649

Net change in unrealized appreciation on:
Investments		7,891,475
Foreign currency transactions		2,128

Net change in unrealized appreciation on investments and foreign currency transactions		7,893,603

Net realized and unrealized gain on investments and foreign currency transactions		9,815,252

Net Increase in Net Assets From Operations		$24,253,304

(a)	Net of foreign withholding taxes of $118,927.
(b)	Includes net income on securities loaned of $169,290.

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

Met/Franklin Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$14,438,052	$22,849,322
Net realized gain on investments and foreign currency transactions	1,921,649	8,518,028
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	7,893,603	(23,834,430)

Net increase in net assets resulting from operations	24,253,304	7,532,920

Distributions to Shareholders
From net investment income
Class A	(17,021,505)	(14,660,207)
Class B	(4,907,281)	(3,479,136)
From net realized capital gains
Class A	(7,055,939)	(8,816,105)
Class B	(2,116,808)	(2,160,135)

Net decrease in net assets resulting from distributions	(31,101,533)	(29,115,583)

Net increase in net assets from capital share transactions	14,071,765	86,115,731

Net increase in net assets	7,223,536	64,533,068

Net Assets
Net assets at beginning of period	417,253,705	352,720,637

Net assets at end of period	$424,477,241	$417,253,705

Undistributed net investment income at end of period	$14,466,919	$21,957,653

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	66,848	$673,027	4,951,326	$51,674,850
Reinvestments	2,449,384	24,077,444	2,231,589	23,476,312
Redemptions	(2,149,664)	(21,411,229)	(2,138,953)	(21,758,898)

Net increase	366,568	$3,339,242	5,043,962	$53,392,264

Class B
Sales	1,223,593	$12,523,296	4,351,299	$45,103,867
Reinvestments	717,476	7,024,089	538,099	5,639,271
Redemptions	(873,645)	(8,814,862)	(1,774,552)	(18,019,671)

Net increase	1,067,424	$10,732,523	3,114,846	$32,723,467

Increase derived from capital shares transactions		$14,071,765		$86,115,731

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

Met/Franklin Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(a)
Net Asset Value, Beginning of Period	$10.19		$10.75	$10.10	$7.87	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.35		0.62	0.63	0.66	0.36
Net realized and unrealized gain (loss) on investments	0.24		(0.33)	0.55	1.57	(2.29)

Total from investment operations	0.59		0.29	1.18	2.23	(1.93)

Less Distributions
Distributions from net investment income	(0.54)		(0.53)	(0.47)	0.00	(0.20)
Distributions from net realized capital gains	(0.22)		(0.32)	0.00	0.00	0.00
Distributions from return of capital	0.00		0.00	(0.06)	0.00	(0.00	)(c)

Total distributions	(0.76)		(0.85)	(0.53)	0.00	(0.20)

Net Asset Value, End of Period	$10.02		$10.19	$10.75	$10.10	$7.87

Total Return (%) (g)	5.99	(d)	2.38	12.13	28.05	(19.19	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.82	(e)	0.82	0.85	0.93	1.03	(e)
Ratio of net expenses to average net assets (%) (f)	0.74	(e)	0.74	0.76	0.82	0.88	(e)
Ratio of net investment income to average net assets (%)	6.82	(e)	5.92	6.19	7.42	6.13	(e)
Portfolio turnover rate (%)	9.8	(d)	19.8	34.4	33.4	12.7	(d)
Net assets, end of period (in millions)	$323.8		$325.6	$289.3	$220.9	$92.0

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.13		$10.70	$10.07	$7.86	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.33		0.59	0.60	0.64	0.35
Net realized and unrealized gain (loss) on investments	0.24		(0.33)	0.54	1.57	(2.30)

Total from investment operations	0.57		(0.26)	1.14	2.21	(1.95)

Less Distributions
Distributions from net investment income	(0.52)		(0.51)	(0.45)	0.00	(0.19)
Distributions from net realized capital gains	(0.22)		(0.32)	0.00	0.00	0.00
Distributions from return of capital	0.00		0.00	(0.06)	0.00	(0.00	)(c)

Total distributions	(0.74)		(0.83)	(0.51)	0.00	(0.19)

Net Asset Value, End of Period	$9.96		$10.13	$10.70	$10.07	$7.86

Total Return (%) (g)	5.80	(d)	2.13	11.82	27.83	(19.36)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.07	(e)	1.07	1.10	1.18	1.28	(e)
Ratio of net expenses to average net assets (%) (f)	0.99	(e)	0.99	1.01	1.07	1.14	(e)
Ratio of net investment income to average net assets (%)	6.59	(e)	5.68	5.91	7.13	6.06	(e)
Portfolio turnover rate (%)	9.8	(d)	19.8	34.4	33.4	12.7	(d)
Net assets, end of period (in millions)	$100.7		$91.6	$63.4	$32.1	$10.0

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from return of capital were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Income Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets

MIST-17

Met Investors Series Trust

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its

MIST-18

Met Investors Series Trust

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, deferred trustees’ compensation, defaulted bonds, convertible preferred stock, premium amortization adjustments, Real Estate Investment Trust (REITs) and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

MIST-19

Met Investors Series Trust

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Franklin Advisers, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,563,679	0.800%	First $200 Million
	0.675%	$200 Million to $500 Million
	0.650%	Over $500 Million

MIST-20

Met Investors Series Trust

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

Management Fee Waiver - The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

For the period April 30, 2012 to April 30, 2013, the Adviser contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were aggregated with those of the Met/Franklin Low Duration Total Return Portfolio, Met/Franklin Mutual Shares Portfolio, Met/Templeton Growth Portfolio and Met/Templeton International Bond Portfolio, each a series of the Trust.

An identical agreement was in place for the period May 24, 2011 to April 29, 2012. Amounts waived for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$51,407,038	$—	$38,553,967

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities

MIST-21

Met Investors Series Trust

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Return of Capital		Total
2011	2010	2011	2010	2011	2010	2011	2010
$24,342,066	$13,314,818	$4,773,517	$851,619	$—	$—	$29,115,583	$14,166,437

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Deferrals	Total
$23,137,308	$8,227,094	$947,098	$—	$32,311,500

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-22

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-23

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-24

Simplify your life…

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Met Investors Series Trust Met/Franklin Low Duration Total Return Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Met/Franklin Low Duration Total Return Portfolio returned 2.29% and 2.22%, respectively. The Portfolio’s benchmark, the Barclays U.S. Govt/Credit 1-3 Year Bond Index1, returned 0.58% over the same period.

MARKET ENVIRONMENT/CONDITIONS

During the first half of the six-month period, the U.S. economy continued to make strides toward a self-sustaining recovery. A number of high frequency economic releases supported this trend, and this generally healthy data bolstered most risk assets but weighed on Treasuries. In the second half of the period, however, the markets experienced frequent bouts of risk aversion as investor uncertainty regarding the future of the eurozone weighed on financial markets and U.S. economic data became more mixed.

Financial markets seemed to be largely influenced by politics, sentiment, and uncertainty in the eurozone, and they were quick to discount the latest Greek election results. The latest Federal Open Market Committee meeting concluded with the extension of its plan designed to boost the economy by driving down long-term interest rates (Operation Twist) but made no formal announcement of an additional round of quantitative easing. However, despite investors’ diminished growth expectations for the U.S. economy, we continued to believe the data was indicative of an economic soft patch and a modest, yet uneven, growth rate rather than a more serious downturn.

Despite continued volatility and uncertainty throughout the period, most fixed income sectors posted strong returns and outperformed U.S. Treasuries. High Yield securities produced the strongest returns during the period, followed by Emerging Market (U.S. dollar) securities. U.S. Treasuries posted positive returns but lagged the robust performance of credit-sensitive and high-quality fixed income sectors.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio’s positioning in credit, particularly in High Yield, continued to boost overall performance as the credit sectors were among the best performing fixed income sectors. Many of our non-U.S. dollar denominated bonds benefited from certain foreign currencies’ appreciation and yield curve movements in non-U.S. markets. The Portfolio’s allocation to Commercial Mortgage-Backed Securities (CMBS), which continued to provide strong returns, contributed to performance. The Portfolio’s Municipal Bond exposure benefited as the sector delivered positive performance. Agency and Mortgage-Backed Securities produced positive total returns during the period. Our lower weighting to Agency securities, relative to our benchmark, detracted from performance, while our allocation to Mortgage-Backed Securities contributed to performance.

The Portfolio pursues a multi-sector investment strategy, emphasizing shorter-term and adjustable-rate investments to maintain a lower interest rate risk profile than the benchmark. We remained overweighted in many of the credit sectors based on our belief that valuations remained relatively attractive on a longer term basis. We reduced exposure to High Yield Corporate Bonds and increased the Portfolio’s allocation to the Bank Loan sector, as well as Commercial and Residential Mortgage-Backed Securities, as we found what we considered to be attractive valuations in those sectors. We held steady in our conviction that many of the best opportunities in global bond markets were outside the U.S. and accordingly, we maintained strong exposure to International Bonds and Currencies. We reduced our Treasury Inflation Protected Securities and Municipal Bond exposure.

Kent Burns, CFA

Roger A. Bayston, CFA

Christopher J. Molumphy, CFA

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO MANAGED BY FRANKLIN ADVISERS, INC. VS. BARCLAYS U.S. GOVT/CREDIT 1-3 YEAR BOND INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
Met/Franklin Low Duration Total Return Portfolio
Class A	2.29	1.17	0.91
Class B	2.22	0.89	0.67
Barclays U.S. Govt/Credit 1-3 Year Bond Index[1]	0.58	1.12	1.29

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays U.S. Govt/Credit 1-3 Year Bond Index measures performance of U.S. Dollar-denominated U.S. Treasuries, government-related, and investment grade U.S. Corporate securities that have maturities ranging from one to three years.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A and B shares is 4/29/2011. Index returns are based on an inception date of 4/29/2011.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
U.S. Treasury Notes	27.7
Fannie Mae ARM Pool	5.4
Fannie Mae 15 Yr. Pool	2.5
U.S. Treasury Inflation Indexed Notes	2.5
Freddie Mac ARM Non-Gold Pool	2.0
Korea Treasury Bond	1.9
Sweden Government Bond	1.9
Poland Government Bond	1.4
Freddie Mac Multifamily Structured Pass-Through Certificates	1.3
GE Capital European Funding	1.1

Top Sectors

% of Market Value of Total Investments
U.S. Treasury & Government Agencies	42.4
Foreign Bonds & Debt Securities	20.8
Domestic Bonds & Debt Securities	20.6
Mortgage-Backed Securities	5.8
Loan Participations	4.7
Asset-Backed Securities	3.0
Municipals	2.4
Cash & Cash Equivalents	0.3

MIST-2

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Franklin Low Duration Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.53%	$1,000.00	$1,022.90	$2.67
	Hypothetical*	0.53%	$1,000.00	$1,022.23	$2.66

Class B(a)	Actual	0.78%	$1,000.00	$1,022.20	$3.92
	Hypothetical*	0.78%	$1,000.00	$1,020.99	$3.92

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—41.9% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—11.2%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	3,976,214	$4,265,989
4.500%, 03/01/25	7,024,179	7,536,082
4.000%, 04/01/26	5,466,938	5,822,643
4.000%, 05/01/26	6,042,226	6,435,361
Fannie Mae ARM Pool
2.125%, 05/01/19 (a)	122,131	123,151
2.180%, 01/01/20 (a)	184,739	195,895
2.698%, 02/01/32 (a)	152,014	162,228
2.248%, 06/01/32 (a)	42,513	43,044
2.365%, 01/01/33 (a)	204,419	207,170
2.322%, 06/01/33 (a)	120,147	121,516
2.873%, 08/01/33 (a)	135,261	143,439
2.403%, 10/01/33 (a)	94,617	100,537
3.000%, 05/01/34 (a)	153,784	155,753
3.879%, 05/01/34 (a)	137,218	138,133
2.485%, 11/01/34 (a)	10,748,129	11,476,075
2.700%, 11/01/34 (a)	100,923	103,148
2.410%, 02/01/35 (a)	227,916	242,037
2.129%, 03/01/35 (a)	115,315	120,816
2.935%, 04/01/35 (a)	2,152,053	2,309,991
2.230%, 06/01/35 (a)	128,608	136,295
2.194%, 07/01/35 (a)	453,538	481,344
2.470%, 08/01/35 (a)	2,710,430	2,877,564
2.700%, 09/01/35 (a)	13,594,790	14,542,746
2.320%, 11/01/35 (a)	351,993	368,366
2.771%, 11/01/35 (a)	7,549,781	8,073,124
5.116%, 11/01/35 (a)	119,948	128,350
2.653%, 12/01/35 (a)	237,932	246,997
2.115%, 02/01/36 (a)	199,562	209,522
2.323%, 03/01/36 (a)	569,374	604,947
2.300%, 07/01/36 (a)	115,613	117,594
2.573%, 11/01/36 (a)	7,562,177	8,069,490
Freddie Mac ARM Non-Gold Pool
3.100%, 04/01/34 (a)	1,512,401	1,605,874
2.375%, 05/01/34 (a)	517,181	549,652
2.793%, 01/01/35 (a)	197,043	210,430
2.801%, 01/01/35 (a)	1,808,263	1,929,535
2.779%, 03/01/35 (a)	1,530,620	1,635,847
3.096%, 04/01/35 (a)	125,744	127,078
2.951%, 07/01/35 (a)	530,636	568,736
2.508%, 07/01/36 (a)	163,649	174,442
2.995%, 06/01/37 (a)	9,077,541	9,761,539
3.283%, 06/01/37 (a)	746,474	799,180
2.501%, 07/01/37 (a)	846,158	901,853
3.723%, 09/01/37 (a)	775,232	829,008
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K007 Class A1 3.342%, 12/25/19	3,687,742	4,012,546
Series K013 Class A1 2.902%, 08/25/20	8,144,211	8,687,821

		107,352,888

U.S. Treasury—30.7%
U.S. Treasury Bonds
11.250%, 02/15/15	4,000,000	$5,128,124
U.S. Treasury Inflation Indexed Notes
1.875%, 07/15/13	3,757,860	3,850,634
1.250%, 04/15/14	7,392,144	7,636,432
0.125%, 04/15/16	11,777,764	12,266,353
U.S. Treasury Notes 2.750%, 10/31/13	10,000,000	10,326,960
4.250%, 11/15/13	27,000,000	28,460,754
4.000%, 02/15/14	20,100,000	21,295,789
4.750%, 05/15/14	12,800,000	13,856,000
2.250%, 05/31/14	25,400,000	26,328,700
2.625%, 07/31/14	12,000,000	12,567,192
4.250%, 08/15/14	23,000,000	24,895,706
2.375%, 10/31/14	33,300,000	34,855,743
4.250%, 11/15/14	17,000,000	18,556,571
4.000%, 02/15/15	38,000,000	41,565,464
4.125%, 05/15/15	10,000,000	11,052,350
4.500%, 11/15/15	18,000,000	20,404,692

		293,047,464

Total U.S. Treasury & Government Agencies (Cost $402,542,109)		400,400,352

Foreign Bonds & Debt Securities—20.5%

Beverages—0.0%
Refresco Group B.V. 4.690%, 05/15/18 (144A) (EUR) (a)	400,000	465,704

Capital Markets—0.6%
Credit Suisse AG 1.625%, 03/06/15 (144A)	1,900,000	1,910,435
UBS AG of Stamford, Connecticut Series 001 2.250%, 01/28/14	4,200,000	4,223,104

		6,133,539

Chemicals—0.2%
Ineos Finance plc 9.000%, 05/15/15 (144A)	800,000	848,000
Ineos Group Holdings, Ltd. 8.500%, 02/15/16 (144A)	700,000	645,750

		1,493,750

Commercial Banks—5.6%
Banco Bradesco S.A. of the Cayman Islands 2.566%, 05/16/14 (144A) (a)	4,200,000	4,196,741
Bank Negara Malaysia Monetary Notes Series 0212 2.804%, 01/10/13 (MYR) (b)	570,000	176,714
Series 0912 2.732%, 11/01/12 (MYR) (b)	7,120,000	2,220,160

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Series 1012 2.745%, 12/20/12 (MYR) (b)	2,545,000	$790,333
Series 1112 2.812%, 02/19/13 (MYR) (b)	50,000	15,452
Series 1312 2.979%, 09/20/12 (MYR) (b)	550,000	172,096
Series 1412 2.786%, 02/26/13 (MYR) (b)	2,280,000	704,198
Series 3012 2.969%, 08/07/12 (MYR) (b)	380,000	119,334
Series 3312 2.969%, 08/07/12 (MYR) (b)	390,000	122,475
Series 4012 2.910%, 12/04/12 (MYR) (b)	520,000	161,699
Series 4512 2.758%, 05/23/13 (MYR) (b)	1,620,000	496,860
Series 5012 2.754%, 06/11/13 (MYR) (b)	3,290,000	1,007,573
Series 5112 2.815%, 06/18/13 (MYR) (b)	4,870,000	1,490,602
Series 5212 2.771%, 06/20/13 (MYR) (b)	4,050,000	1,239,415
Barclays Bank plc 2.250%, 05/10/17 (144A)	700,000	700,759
BBVA U.S. Senior SAU Series FRN 2.591%, 05/16/14 (a)	4,200,000	3,907,629
Commonwealth Bank of Australia 3.750%, 10/15/14 (144A)	4,200,000	4,399,097
2.250%, 03/16/17 (144A)	1,000,000	1,016,748
Credit Suisse of New York 2.200%, 01/14/14	4,200,000	4,228,879
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,284,000
Irish Bank Resolution Corp., Ltd. Series EMTN 4.000%, 04/15/15 (EUR)	3,000,000	3,279,893
Nordea Bank AB 2.125%, 01/14/14 (144A)	4,200,000	4,208,396
Royal Bank of Canada 1.166%, 10/30/14 (a)	6,500,000	6,550,661
Royal Bank of Scotland plc (The) 4.875%, 08/25/14 (144A)	4,200,000	4,320,376
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	4,200,000	4,039,774

		53,849,864

Consumer Finance—0.4%
Banque PSA Finance S.A. 3.375%, 04/04/14 (144A)	4,100,000	4,094,137

Diversified Financial Services—1.6%
GE Capital European Funding Series EMTN 4.875%, 03/06/13 (EUR)	8,000,000	10,384,180

Diversified Financial Services—(Continued)
Woodside Finance, Ltd. 4.500%, 11/10/14 (144A)	4,200,000	$4,445,356

		14,829,536

Diversified Telecommunication Services—0.5%
Intelsat S.A. 6.500%, 11/01/13	2,900,000	3,016,000
Telefonica Emisiones SAU 2.582%, 04/26/13	2,100,000	2,069,023

		5,085,023

Energy Equipment & Services—1.0%
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,746,573
Cie Generale de Geophysique - Veritas 9.500%, 05/15/16	1,000,000	1,097,500
Schlumberger Norge 1.950%, 09/14/16 (144A)	4,000,000	4,103,064

		9,947,137

Food & Staples Retailing—0.1%
TESCO plc 2.000%, 12/05/14 (144A)	1,000,000	1,010,842

Metals & Mining—0.4%
FMG Resources (August 2006) Pty, Ltd. 6.000%, 04/01/17 (144A)	900,000	906,750
Xstrata Canada Financial Corp. 2.850%, 11/10/14 (144A)	2,500,000	2,548,973

		3,455,723

Multiline Retail—0.1%
Edcon Proprietary, Ltd. 3.912%, 06/15/14 (144A) (EUR) (a)	700,000	805,060

Oil, Gas & Consumable Fuels—0.1%
Kinder Morgan Finance Co. ULC 5.700%, 01/05/16	500,000	528,750

Sovereign—9.8%
Hungary Government International Bond Series EMTN 6.750%, 07/28/14 (EUR)	700,000	894,708
Indonesia Recapitalization Bond Series FR20 14.275%, 12/15/13 (IDR)	5,686,000,000	683,979
Indonesia Retail Bond Series OR17 7.950%, 08/15/13 (IDR)	19,500,000,000	2,147,633
Indonesia Treasury Bond Series FR33 12.500%, 03/15/13 (IDR)	15,700,000,000	1,760,396
Series FR49 9.000%, 09/15/13 (IDR)	2,390,000,000	266,747

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Sovereign—(Continued)
Ireland Government Bond 5.000%, 04/18/13 (EUR)	149,000	$189,314
4.000%, 01/15/14 (EUR)	250,000	309,915
4.600%, 04/18/16 (EUR)	3,078,000	3,780,298
Korea Treasury Bond Series 1312 3.000%, 12/10/13 (KRW)	21,115,000,000	18,361,984
Malaysia Government Bond
Series 0108 3.461%, 07/31/13 (MYR)	2,090,000	661,519
Series 0109 2.509%, 08/27/12 (MYR)	7,770,000	2,444,984
Series 0509 3.210%, 05/31/13 (MYR)	9,235,000	2,914,250
Series 2/04 5.094%, 04/30/14 (MYR)	1,200,000	391,903
Series 3/03 3.702%, 02/25/13 (MYR)	590,000	186,647
Series 4/98 8.000%, 10/30/13 (MYR)	10,000	3,353
Malaysia Treasury Bills
Series 364 2.801%, 01/25/13 (MYR) (b)	220,000	68,120
2.757%, 05/31/13 (MYR) (b)	100,000	30,650
Series 1312 2.773%, 03/22/13 (MYR) (b)	240,000	73,971
Mexican Bonos
Series M 9.000%, 06/20/13 (MXN)	18,500,000	1,443,447
7.000%, 06/19/14 (MXN)	15,600,000	1,220,204
Series MI10 9.000%, 12/20/12 (MXN)	20,800,000	1,591,085
8.000%, 12/19/13 (MXN)	50,200,000	3,942,241
9.500%, 12/18/14 (MXN)	21,530,000	1,792,397
New South Wales Treasury Corp.
Series 813 5.500%, 08/01/13 (AUD)	3,900,000	4,092,198
Poland Government Bond
Series 0113 4.635%, 01/25/13 (PLN) (b)	15,080,000	4,409,960
Series 0114 4.225%, 01/25/14 (PLN) (b)	2,705,000	756,538
Series 0413 5.250%, 04/25/13 (PLN)	985,000	296,802
Series 0414 5.750%, 04/25/14 (PLN)	8,610,000	2,634,699
Series 0415 5.500%, 04/25/15 (PLN)	1,245,000	382,396
Series 0713 4.219%, 07/25/13 (PLN) (b)	11,690,000	3,342,807
Series 1013 5.000%, 10/24/13 (PLN)	4,830,000	1,455,531
Series 1015 6.250%, 10/24/15 (PLN)	1,385,000	436,163

Sovereign—(Continued)
Queensland Treasury Corp. Series 13 6.000%, 08/21/13 (AUD)	3,810,000	$4,020,770
Singapore Government Bond 2.500%, 10/01/12 (SGD)	1,300,000	1,031,644
Singapore Treasury Bills Series 365 0.276%, 11/01/12 (SGD) (b)	4,000,000	3,154,842
0.237%, 05/02/13 (SGD) (b)	500,000	393,849
Sweden Government Bond Series 1046 5.500%, 10/08/12 (SEK)	119,810,000	17,507,022
Series 1055 1.500%, 08/30/13 (SEK)	1,670,000	242,046
Western Australia Treasury Corp.
Series 13 8.000%, 06/15/13 (AUD)	3,600,000	3,854,016

		93,171,028

Thrifts & Mortgage Finance—0.1%
Swedbank Hypotek AB
2.375%, 04/05/17 (144A)	1,300,000	1,315,141

Total Foreign Bonds & Debt Securities (Cost $196,867,008)		196,185,234

Domestic Bonds & Debt Securities—20.4%

Airlines—0.1%
American Airlines, Inc.
7.500%, 03/15/16 (144A) (c)	800,000	760,000

Biotechnology—0.1%
Gilead Sciences, Inc.
2.400%, 12/01/14	1,000,000	1,031,232

Capital Markets—1.0%
Goldman Sachs Group, Inc. (The)
3.300%, 05/03/15	4,200,000	4,202,234
Morgan Stanley Series GMTN
0.769%, 01/09/14 (a)	6,000,000	5,708,418

		9,910,652

Commercial Banks—1.9%
BB&T Corp.
2.050%, 04/28/14	5,000,000	5,104,495
CIT Group, Inc.
7.000%, 05/02/16 (144A)	1,500,000	1,505,625
5.000%, 05/15/17	400,000	412,250
Regions Financial Corp.
4.875%, 04/26/13	2,000,000	2,035,000
U.S. Bancorp Series MTN
1.375%, 09/13/13	4,200,000	4,236,943

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
U.S. Bank N.A.
3.778%, 04/29/20 (a)	1,000,000	$1,045,473
Wells Fargo & Co. Series EMTN
6.000%, 05/23/13 (EUR)	2,750,000	3,635,336

		17,975,122

Commercial Services & Supplies—0.5%
Block Financial LLC
5.125%, 10/30/14	4,200,000	4,333,888

Computers & Peripherals—0.4%
Hewlett-Packard Co. 2.018%, 09/19/14 (a)	4,200,000	4,250,051

Construction Materials—0.0%
Euramax International, Inc. 9.500%, 04/01/16	500,000	443,750

Consumer Finance—2.1%
Ally Financial, Inc. 1.750%, 10/30/12	7,000,000	7,034,734
4.500%, 02/11/14	1,750,000	1,778,437
Capital One Financial Corp. 2.150%, 03/23/15	4,500,000	4,538,061
Daimler Finance North America LLC 1.950%, 03/28/14 (144A)	4,200,000	4,243,575
Ford Motor Credit Co. LLC 7.000%, 04/15/15	2,000,000	2,227,758
Hyundai Capital America 4.000%, 06/08/17 (144A)	300,000	310,736

		20,133,301

Containers & Packaging—0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.750%, 10/15/16 (144A)	1,500,000	1,586,250

Diversified Financial Services—3.0%
Bank of America Corp. 2.019%, 07/11/14 (a)	6,000,000	5,909,292
Cemex Finance LLC 9.500%, 12/14/16 (144A)	1,200,000	1,176,000
Citigroup Funding, Inc. 1.875%, 10/22/12	7,000,000	7,034,916
Citigroup, Inc. 0.593%, 03/07/14 (a)	4,200,000	4,074,932
JPMorgan Chase & Co. Series EMTN 5.250%, 05/08/13 (EUR)	2,850,000	3,732,986
4.375%, 01/30/14 (EUR)	4,900,000	6,469,335

		28,397,461

Diversified Telecommunication Services—2.2%
AT&T, Inc. 4.375%, 03/15/13 (EUR)	7,300,000	$9,463,462
Embarq Corp. 7.082%, 06/01/16	2,071,000	2,372,399
Qwest Corp. 7.500%, 10/01/14	4,200,000	4,684,378
Verizon Communications, Inc. 1.950%, 03/28/14	4,200,000	4,294,450

		20,814,689

Food & Staples Retailing—0.1%
Safeway, Inc. 3.400%, 12/01/16	600,000	611,664

Food Products—0.2%
Cargill, Inc. Series EMTN 4.375%, 04/29/13 (EUR)	500,000	650,100
Kraft Foods Group, Inc. 1.625%, 06/04/15 (144A)	1,000,000	1,011,297

		1,661,397

Health Care Providers & Services—0.1%
Community Health Systems, Inc. 8.875%, 07/15/15	482,000	495,255

Hotels, Restaurants & Leisure—1.0%
Hilton Worldwide, Inc. 4.967%, 11/15/13 (144A) (a)	8,000,000	7,950,544
MGM Resorts International 6.625%, 07/15/15	1,500,000	1,552,500

		9,503,044

Household Durables—1.9%
Centex Corp. 5.250%, 06/15/15	3,000,000	3,135,000
6.500%, 05/01/16	6,000,000	6,510,000
DR Horton, Inc. 4.750%, 05/15/17	2,000,000	2,066,250
Toll Brothers Finance Corp. 5.150%, 05/15/15	6,000,000	6,346,038

		18,057,288

Insurance—1.0%
Berkshire Hathaway, Inc. 1.167%, 08/15/14 (a)	6,000,000	6,079,386
Prudential Covered Trust 2.997%, 09/30/15 (144A)	3,400,000	3,456,491

		9,535,877

Media—1.4%
CCH II LLC/CCH II Capital Corp. 13.500%, 11/30/16	1,000,000	1,117,500

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Media—(Continued)
DISH DBS Corp. 7.125%, 02/01/16	1,500,000	$1,653,750
Liberty Interactive LLC 5.700%, 05/15/13	6,545,000	6,724,987
NBCUniversal Media LLC 2.100%, 04/01/14	4,200,000	4,276,419

		13,772,656

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 1.400%, 02/13/15	1,100,000	1,096,943

Multi-Utilities—0.5%
Sempra Energy 2.000%, 03/15/14	4,200,000	4,267,452

Office Electronics—0.4%
Xerox Corp. 1.286%, 05/16/14 (a)	4,200,000	4,196,653

Oil, Gas & Consumable Fuels—1.3%
Anadarko Petroleum Corp. 5.750%, 06/15/14	2,000,000	2,150,624
Chesapeake Energy Corp. 9.500%, 02/15/15	2,000,000	2,165,000
Petrohawk Energy Corp. 7.875%, 06/01/15	700,000	728,164
Phillips 66 1.950%, 03/05/15 (144A)	2,700,000	2,721,095
SandRidge Energy, Inc. 9.875%, 05/15/16	600,000	660,000
Valero Energy Corp. 4.750%, 06/15/13	4,200,000	4,343,976

		12,768,859

Paper & Forest Products—0.0%
NewPage Corp. 11.375%, 12/31/14 (c)	600,000	390,000

Pharmaceuticals—0.3%
Aristotle Holding, Inc. 2.750%, 11/21/14 (144A)	1,000,000	1,021,981
Teva Pharmaceutical Finance Co. LLC 1.700%, 11/10/14	1,500,000	1,531,289

		2,553,270

Tobacco—0.6%
Lorillard Tobacco Co. 3.500%, 08/04/16	3,800,000	3,965,121
Philip Morris International, Inc. 3.250%, 03/11/13 (CHF)	2,000,000	2,146,342

		6,111,463

Total Domestic Bonds & Debt Securities (Cost $195,235,937)		194,658,217

Mortgage-Backed Securities—5.8%
Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—1.3%
Arkle Master Issuer plc Series 2010-2A Class 1A1 1.866%, 05/17/60 (144A) (a)	860,000	$863,883
Fosse Master Issuer plc Series 2011-1A Class A2 1.866%, 10/18/54 (144A) (a)	2,800,000	2,816,769
MLCC Mortgage Investors, Inc. Series 2003-A Class 1A 0.985%, 03/25/28 (a)	1,218,515	1,157,624
Series 2005-1 Class 2A2 2.329%, 04/25/35 (a)	1,371,043	1,269,260
Permanent Master Issuer plc Series 2006-1 Class 5A 0.577%, 07/15/33 (a)	1,500,000	1,498,614
Series 2011-1A Class 1A1 1.867%, 07/15/42 (144A) (a)	3,970,000	3,990,374
PHH Mortgage Capital LLC Series 2005-3 Class A4 5.343%, 06/18/35 (a)	1,143,259	1,152,882

		12,749,406

Commercial Mortgage-Backed Securities—4.5%
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.992%, 11/15/15 (144A) (a)	2,994,171	2,838,625
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2006-1 Class AJ 5.460%, 09/10/45 (a)	3,200,000	2,969,803
Series 2006-1 Class AM 5.421%, 09/10/45 (a)	3,200,000	3,465,517
Series 2006-4 Class AJ 5.695%, 07/10/46 (a)	1,500,000	1,255,122
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PWR8 Class AJ 4.750%, 06/11/41	1,300,000	1,258,749
Series 2006-PW11 Class AJ 5.619%, 03/11/39 (a)	2,931,000	2,733,115
Series 2006-PW11 Class D 5.619%, 03/11/39 (144A) (a)	2,000,000	1,042,726
Series 2006-PW13 Class AJ 5.611%, 09/11/41 (a)	3,000,000	2,560,914
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class AJ 5.394%, 07/15/44 (a)	2,615,000	2,556,528
Series 2006-CD3 Class A5 5.617%, 10/15/48	3,200,000	3,639,869
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AJ 5.482%, 10/15/49	900,000	785,035
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A5 5.224%, 04/10/37 (a)	3,200,000	3,507,749

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par/Principal Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
Series 2006-GG7 Class A4 6.071%, 07/10/38 (a)	3,200,000	$3,663,200
Series 2006-GG7 Class AJ 6.071%, 07/10/38 (a)	1,780,000	1,585,260
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553%, 04/10/38 (a)	3,200,000	3,571,112
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class AJ 5.680%, 03/12/44 (a)	1,100,000	1,008,565
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class C 5.922%, 05/15/43 (a)	2,700,000	1,957,685
Series 2007-WHL8 Class A1 0.322%, 06/15/20 (144A) (a)	2,081,441	1,939,109

		42,338,683

Total Mortgage-Backed Securities (Cost $55,419,329)		55,088,089

Loan Participations—4.7%

Aerospace & Defense—0.1%
TransDigm Group, Inc. Term Loan 4.000%, 02/14/17 (a)	634,858	635,283

Auto Components—0.0%
Federal-Mogul Corp. Term Loan 2.178%, 12/27/14 (a)	94,283	89,923
2.178%, 12/27/15 (a)	48,104	45,879

		135,802

Automobiles—0.2%
General Motors Holdings, LLC Revolving Term Loan 0.375%, 10/27/15 (a) (d)	2,000,000	1,817,500

Building Products—0.0%
Goodman Global Holdings, Inc. First Lien Term Loan 5.750%, 10/28/16 (a)	134,351	134,610

Chemicals—0.1%
Ineos U.S. Finance LLC Term Loan 6.500%, 04/27/18 (a)	673,564	660,935
PL Propylene LLC Term Loan 7.000%, 03/27/17 (a)	437,263	442,455
Tronox, Inc. Delayed Draw Term Loan 4.250%, 02/08/18 (a)	64,635	63,568

Chemicals—(Continued)
Term Loan 4.250%, 02/08/18 (a)	236,997	$233,083

		1,400,041

Commercial Services & Supplies—0.3%
ARAMARK Corp. Extended Letter of Credit 3.496%, 07/26/16 (a)	25,984	25,838
Extended Term Loan 3.495%, 07/26/16 (a)	394,579	392,359
Avis Budget Car Rental LLC Term Loan 4.250%, 03/13/19 (a)	386,703	385,833
KAR Auction Services, Inc. Term Loan 5.000%, 05/19/17 (a)	2,171,429	2,185,001

		2,989,031

Containers & Packaging—0.2%
Reynolds Group Holdings, Inc. Term Loan 6.500%, 02/09/18 (a)	369,305	371,874
6.500%, 08/09/18 (a)	1,498,450	1,513,667

		1,885,541

Diversified Consumer Services—0.0%
Weight Watchers International, Inc.
Term Loan 2.750%, 03/15/19 (a)	221,181	216,808

Diversified Financial Services—0.1%
Trans Union LLC
Term Loan 5.500%, 02/10/18 (a)	1,165,439	1,167,624

Diversified Telecommunication Services—0.3%
Intelsat Jackson Holdings S.A.
Term Loan 5.250%, 04/02/18 (a)	2,098,493	2,100,455
Telesat Canada
Term Loan 4.250%, 03/28/19 (a)	636,413	631,481

		2,731,936

Electronic Equipment, Instruments & Components—0.0%
Flextronics International, Ltd.
Delayed Draw Term Loan 2.488%, 10/01/14 (a)	196,847	194,351
Term Loan 2.489%, 10/01/14 (a)	34,504	34,066
2.495%, 10/01/14 (a)	58,507	57,765

		286,182

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Food & Staples Retailing—0.2%
BJ’s Wholesale Club, Inc.
5.250%, 09/28/18 (a)	1,485,801	$1,492,302

Food Products—0.2%
Del Monte Foods Co.
Term Loan 4.500%, 03/08/18 (a)	1,914,909	1,890,982

Health Care Equipment & Supplies—0.1%
Bausch & Lomb, Inc.
Term Loan 5.250%, 05/17/19 (a)	1,077,985	1,073,942

Health Care Providers & Services—0.9%
Community Health Systems, Inc.
Extended Term Loan 3.967%, 01/25/17 (a)	3,295,280	3,250,860
DaVita, Inc.
Term Loan 4.500%, 10/20/16 (a)	296,241	296,535
HCA, Inc.
Extended Term Loan 3.711%, 03/31/17 (a)	3,140,504	3,059,244
Universal Health Services, Inc. Term Loan 3.750%, 11/15/16 (a)	751,289	742,604
WC Luxco S.A.R.L. Term Loan 4.250%, 03/15/18 (a)	793,484	791,067

		8,140,310

Hotels, Restaurants & Leisure—0.3%
Ameristar Casinos, Inc. Term Loan 4.000%, 04/14/18 (a)	277,763	278,342
Burger King Corp. Term Loan 4.500%, 10/19/16 (a)	1,718,359	1,714,278
DineEquity, Inc. Term Loan 4.250%, 10/19/17 (a)	651,400	649,905
Wendy’s International, Inc. Term Loan 0.500%, 05/15/19 (a) (d)	101,104	100,662
4.750%, 05/15/19 (a)	126,696	126,142

		2,869,329

IT Services—0.2%
Fidelity National Information Services, Inc. 2.488%, 07/18/14 (a)	63,961	64,001
Moneygram International, Inc. Term Loan 4.250%, 11/18/17 (a)	835,153	823,669

IT Services—(Continued)
Moneygram Payment System Worldwide Term Loan 4.250%, 11/18/17 (a)	72,353	$71,358
SunGard Data Systems, Inc. Term Loan 3.934%, 02/28/16 (a)	706,113	699,642

		1,658,670

Machinery—0.2%
Rexnord LLC Term Loan 5.000%, 04/01/18 (a)	966,858	974,308
Terex Corp. Term Loan 5.500%, 04/28/17 (a)	815,989	819,563
Tomkins LLC Term Loan 4.250%, 09/29/16 (a)	356,031	356,520

		2,150,391

Media—0.5%
Cinemark USA, Inc. Extended Term Loan 3.546%, 04/30/16 (a)	455,771	454,746
CSC Holdings, Inc. Incremental Term Loan 1.995%, 03/29/16 (a)	694,857	690,299
Interactive Data Corp. Term Loan 4.500%, 02/11/18 (a)	1,021,735	1,006,915
Regal Cinemas, Inc. Term Loan 3.289%, 08/23/17 (a)	612,612	608,912
Sinclair Television Group, Inc. Term Loan 4.000%, 10/28/16 (a)	253,725	254,518
UPC Financing Partnership Term Loan 3.739%, 12/30/16 (a)	621,263	614,792
3.739%, 12/31/17 (a)	415,669	406,448
Weather Channel (The) Term Loan 4.250%, 02/11/17 (a)	456,152	456,533

		4,493,163

Metals & Mining—0.2%
American Rock Salt Holdings LLC Term Loan 5.500%, 04/25/17 (a)	839,140	801,643
Walter Energy, Inc. Term Loan 4.000%, 04/02/18 (a)	1,016,641	999,170

		1,800,813

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Par/Principal Amount†	Value

Multiline Retail—0.0%
Savers, Inc. Term Loan 0.000%, 06/27/19 (e)	113,754	$112,616

Oil, Gas & Consumable Fuels—0.1%
Arch Coal, Inc. Term Loan B 5.750%, 05/17/18 (a)	843,814	831,245

Paper & Forest Products—0.1%
NewPage Corp. 8.000%, 03/08/13 (a)	578,484	586,258

Pharmaceuticals—0.2%
Valeant Pharmaceuticals International, Inc. Term Loan 0.000%, 02/13/19 (e)	140,000	137,200
3.750%, 02/13/19 (a)	419,408	414,691
Warner Chilcott Co. LLC Term Loan 4.250%, 03/15/18 (a)	1,731,237	1,725,965

		2,277,856

Road & Rail—0.0%
Hertz Corp. (The) Term Loan 3.750%, 03/11/18 (a)	295,936	293,203

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. Extended Term Loan 0.000%, 12/01/16 (e)	1,000,000	949,500

Textiles, Apparel & Luxury Goods—0.1%
Visant Holding Corp. Term Loan 5.250%, 12/22/16 (a)	789,802	768,331

Total Loan Participations (Cost $44,844,970)		44,789,269

Asset-Backed Securities—3.0%

Asset-Backed - Credit Card—1.8%
American Express Credit Account Master Trust Series 2007-8 Class A 0.542%, 05/15/15 (a)	3,200,000	3,202,772
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5 0.302%, 01/15/16 (a)	3,200,000	3,198,729
Series 2007-A8 Class A8 0.768%, 10/15/15 (a)	3,935,000	3,939,024

Asset-Backed - Credit Card—(Continued)
Discover Card Master Trust Series 2007-A2 Class A2 0.808%, 06/15/15 (a)	3,200,000	$3,204,759
MBNA Credit Card Master Note Trust Series 2006-A5 Class A5 0.302%, 10/15/15 (a)	3,200,000	3,200,292

		16,745,576

Asset-Backed - Home Equity—0.3%
Bayview Financial Acquisition Trust Series 2004 D Class M1 0.875%, 08/28/44	1,419,143	1,321,577
Mastr Asset Backed Securities Trust Series 2004-HE1 Class M2 0.975%, 09/25/34 (a)	1,400,000	1,207,277
Morgan Stanley ABS Capital I Series 2003-HE1 Class M1 1.445%, 05/25/33 (a)	607,644	511,201

		3,040,055

Asset-Backed - Other—0.9%
Conseco Financial Corp. Series 1999-1 Class A6 6.370%, 07/01/25	524,436	526,179
Series 1999-3 Class A7 6.740%, 02/01/31	2,249,647	2,242,864
Countryplace Manufactured Housing Contract Trust Series 2005-1 Class A3 4.800%, 12/15/35 (144A) (a)	304,558	303,303
Countrywide Asset-Backed Certificates Series 2004-14 Class M1 0.755%, 06/25/35 (a)	2,500,000	2,385,938
Series 2005-14 Class 3A2 0.485%, 04/25/36 (a)	737,822	730,751
JPMorgan Mortgage Acquisition Corp. Series 2006-ACC1 Class A4 0.395%, 05/25/36 (a)	683,797	614,817
Long Beach Mortgage Loan Trust Series 2005-WL2 Class M1 0.715%, 08/25/35 (a)	677,000	627,005
Morgan Stanley ABS Capital I Series 2005-WMC1 Class M2 0.980%, 01/25/35 (a)	1,193,367	1,040,943
Park Place Securities, Inc. Series 2005-WCW1 Class M1 0.695%, 09/25/35 (a)	675,000	504,409

		8,976,209

Total Asset-Backed Securities (Cost $28,653,900)		28,761,840

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Municipals—2.4%

Security Description	Par Amount†	Value

California State Public Works Board Series E 3.183%, 12/01/14	3,685,000	$3,792,086
Citizens Property Insurance Corp. Revenue Series A3 1.930%, 06/01/13 (a)	2,500,000	2,521,050
City of Burleson, Texas, Refunding, General Obligation, Ltd. 3.000%, 03/01/13	690,000	701,413
3.000%, 03/01/14	1,010,000	1,049,016
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd. 2.250%, 12/01/15	1,295,000	1,339,794
New York State Dormitory Authority, Revenue, Refunding (Assured Guaranty Insured) Series B 4.000%, 10/01/14	2,085,000	2,217,377
New York State Urban Development Corp., Revenue, Refunding Series A-2 5.000%, 01/01/15	2,000,000	2,213,400
Reading School District, Refunding, General Obligation Unlimited Series A 5.000%, 04/01/15	2,500,000	2,743,800
State of Illinois, Refunding, General Obligation Unlimited 5.000%, 01/01/16	2,500,000	2,762,200
State of Puerto Rico, Government Development Bank Series A 3.448%, 02/01/15	3,300,000	3,330,723

Total Municipals (Cost $22,527,384)		22,670,859

Short-Term Investment—0.3%

Discount Note—0.3%
Federal Home Loan Bank Discount Notes 0.001%, 07/02/12 (b)	2,500,000	2,500,000

Total Short-Term Investment (Cost $2,500,000)		2,500,000

Total Investments—99.0% (Cost $948,590,637)		945,053,860
Unfunded Loan Commitments—(0.2)% (Cost $(2,101,104))		(2,101,104)
Net Investments—98.8% (Cost $946,489,533#)		942,952,756
Other assets and liabilities (net)—1.2%		11,466,325

Net Assets—100.0%		$954,419,081

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $946,489,533. The aggregate unrealized appreciation and depreciation of investments were $13,640,592 and $(17,177,369), respectively, resulting in net unrealized depreciation of $(3,536,777) for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Zero coupon bond—Interest rate represents current yield to maturity.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	This loan will settle after June 30, 2012, at which time the interest rate will be determined.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $94,550,059, which is 9.9% of net assets.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GMTN)—	Global Medium-Term Note
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(MTN)—	Medium-Term Note
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$400,400,352	$—	$400,400,352
Total Foreign Bonds & Debt Securities*	—	196,185,234	—	196,185,234
Total Domestic Bonds & Debt Securities*	—	194,658,217	—	194,658,217
Total Mortgage-Backed Securities*	—	55,088,089	—	55,088,089
Total Loan Participations*	—	44,789,269	—	44,789,269
Total Asset-Backed Securities*	—	28,761,840	—	28,761,840
Total Municipals	—	22,670,859	—	22,670,859
Total Short-Term Investment*	—	2,500,000	—	2,500,000
Total Investments	$—	$945,053,860	$—	$945,053,860

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$3,313,488	$—	$3,313,488
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(448,991)	—	(448,991)
Total Forward Contracts	—	2,864,497	—	2,864,497
Futures Contracts**
Futures Contracts (Unrealized Depreciation)	(129,689)	—	—	(129,689)
Total Futures Contracts	(129,689)	—	—	(129,689)
Swap Contracts**
Swap Contracts at Value (Assets)	—	576,243	—	576,243
Swap Contracts at Value (Liabilities)	—	(4,183,580)	—	(4,183,580)
Total Swap Contracts	—	(3,607,337)	—	(3,607,337)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$942,952,756
Cash		804,276
Cash denominated in foreign currencies (c)		4,747,920
Cash collateral (d)		3,212,379
Receivable for investments sold		2,449,441
Receivable for shares sold		338,687
Net variation margin on futures contracts		83,728
Interest receivable		6,951,678
Swap interest receivable		122,636
Unrealized appreciation on forward foreign currency exchange contracts		3,313,488
Swaps at market value (e)		576,243

Total Assets		965,553,232
Liabilities
Payables for:
Investments purchased	$5,349,260
Shares redeemed	26,332
Unrealized depreciation on forward foreign currency exchange contracts	448,991
Swaps at market value (f)	4,183,580
Swap interest	544,878
Accrued expenses:
Management fees	362,867
Distribution and service fees—Class B	14,378
Administration fees	3,492
Custodian and accounting fees	78,262
Deferred trustees’ fees	10,492
Other expenses	111,619

Total Liabilities		11,134,151

Net Assets		$954,419,081

Net assets represented by
Paid in surplus		$963,402,573
Accumulated net realized loss		(10,542,876)
Unrealized depreciation on investments, futures contracts, swap contracts and foreign currency transactions		(1,475,599)
Undistributed net investment income		3,034,983

Net Assets		$954,419,081

Net Assets
Class A		$883,460,169
Class B		70,958,912
Capital Shares Outstanding*
Class A		89,305,484
Class B		7,187,955
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.89
Class B		9.87

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $946,489,533.
(b)	Investments at value includes unfunded loan commitments.
(c)	Identified cost of cash denominated in foreign currencies was $4,952,694.
(d)	Includes collateral of $3,065,000 for swaps and $147,379 for futures.
(e)	Net Premium paid on swaps was $910,628.
(f)	Net Premium received on swaps was $4,076,322.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest (a)		$11,019,262

Total investment income		11,019,262

Expenses
Management fees	$2,281,557
Administration fees	14,129
Custodian and accounting fees	164,332
Distribution and service fees—Class B	77,073
Audit and tax services	45,825
Legal	19,348
Trustees’ fees and expenses	17,131
Shareholder reporting	38,210
Insurance	4,950
Miscellaneous	221

Total expenses	2,662,776
Less management fee waiver	(150,285)

Net expenses	2,512,491

Net Investment Income		8,506,771

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		2,002,017
Futures contracts		(593,239)
Swap contracts		628,438
Foreign currency transactions		150,000

Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		2,187,216

Net change in unrealized appreciation (depreciation) on:
Investments		11,404,613
Futures contracts		59,885
Swap contracts		(1,942,835)
Foreign currency transactions		212,145

Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		9,733,808

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions		11,921,024

Net Increase in Net Assets From Operations		$20,427,795

(a)	Net of foreign withholding taxes of $80,330.

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011(a)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,506,771	$7,375,653
Net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	2,187,216	(5,574,589)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and foreign currency transactions	9,733,808	(11,209,407)

Net increase (decrease) in net assets resulting from operations	20,427,795	(9,408,343)

Distributions to Shareholders
From net investment income
Class A	(18,675,670)	—
Class B	(1,332,614)	—

Net decrease in net assets resulting from distributions	(20,008,284)	—

Net increase in net assets from capital share transactions	91,623,594	871,784,319

Net increase in net assets	92,043,105	862,375,976

Net Assets
Net assets at beginning of period	862,375,976	—

Net assets at end of period	$954,419,081	$862,375,976

Undistributed net investment income at end of period	$3,034,983	$14,536,496

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
	Shares	Value	Shares	Value
Class A
Sales	6,349,557	$63,413,203	84,708,439	$845,972,297
Reinvestments	1,888,339	18,675,670	—	—
Redemptions	(914,816)	(9,015,748)	(2,726,035)	(27,063,188)

Net increase	7,323,080	$73,073,125	81,982,404	$818,909,109

Class B
Sales	2,797,007	$27,834,621	6,162,089	$61,177,163
Reinvestments	135,016	1,332,614	—	—
Redemptions	(1,067,567)	(10,616,766)	(838,590)	(8,301,953)

Net increase	1,864,456	$18,550,469	5,323,499	$52,875,210

Increase derived from capital shares transactions		$91,623,594		$871,784,319

(a)	Commencement of operations was 4/29/2011.

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$9.88		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.09		0.09
Net realized and unrealized gain (loss) on investments	0.14		(0.21)

Total from investment operations	0.23		(0.12)

Less Distributions
Distributions from net investment income	(0.22)		0.00

Total distributions	(0.22)		0.00

Net Asset Value, End of Period	$9.89		$9.88

Total Return (%) (d)	2.29	(c)	(1.20	)(c)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.57	(e)	0.59	(e)
Ratio of net expenses to average net assets (%) (f)	0.53	(e)	0.56	(e)
Ratio of net investment income to average net assets (%)	1.88	(e)	1.40	(e)
Portfolio turnover rate (%)	29.1	(c)	75.5
Net assets, end of period (in millions)	$883.4		$809.9

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$9.86		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.08		0.09
Net realized and unrealized gain (loss) on investments	0.14		(0.23)

Total from investment operations	0.22		(0.14)

Less Distributions
Distributions from net investment income	(0.21)		0.00

Total distributions	(0.21)		0.00

Net Asset Value, End of Period	$9.87		$9.86

Total Return (%) (d)	2.22	(c)	(1.40	)(c)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.82	(e)	0.84	(e)
Ratio of net expenses to average net assets (%) (f)	0.78	(e)	0.81	(e)
Ratio of net investment income to average net assets (%)	1.64	(e)	1.37	(e)
Portfolio turnover rate (%)	29.1	(c)	75.5
Net assets, end of period (in millions)	$71.0		$52.5

(a)	Commencement of operations was 4/29/2011.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Low Duration Total Return Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-17

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2012, the Portfolio had open unfunded loan commitments of $2,101,104.

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Franklin Advisers, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,281,557	0.520%	First $100 Million
	0.510%	$100 Million to $250 Million
	0.500%	$250 Million to $500 Million
	0.490%	$500 Million to $1 Billion
	0.470%	$1 Billion to $1.5 Billion
	0.450%	Over $1.5 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

For the period April 30, 2012 to April 30, 2013, the Adviser contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were aggregated with those of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio, Met/Templeton Growth Portfolio and Met/Templeton International Bond Portfolio, each a series of the Trust.

An identical agreement was in place for the period May 24, 2011 to April 29, 2012. Amounts waived for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B
0.75%	1.00%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$218,614,699	$168,027,055	$123,883,289	$133,156,199

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

a referenced debt obligation or index to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount or unrealized appreciation of the contract, respectively. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on credit indices, corporate issues or sovereign issues as of period end are disclosed in Note 8 to the Notes to Financial Statements and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in Note 8 to the Notes to Financial Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on futures contracts*	$129,689
Credit	Swaps at market value	$576,243	on swap contracts	4,183,580
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$3,313,488	Unrealized depreciation on forward foreign currency exchange contracts	$448,991

Total		$3,889,731		$4,762,260

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$2,767,480	$2,767,480
Futures contracts	(593,239)	—	—	(593,239)
Swap contracts	—	628,438	—	628,438

	$(593,239)	$628,438	$2,767,480	$2,802,679

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$394,904	$394,904
Futures contracts	59,885	—	—	59,885
Swap contracts	—	(1,942,835)	—	(1,942,835)

	$59,885	$(1,942,835)	$394,904	$(1,488,046)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$128,054,007
Futures contracts long	74,466,667
Futures contracts short	(19,666,667)
Swap contracts	66,970,874

(a)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/16/2013	Deutsche Bank AG	40,250	CHF	$42,767	$43,467	$(700)
4/16/2014	Deutsche Bank AG	40,250	CHF	43,299	43,917	(618)
4/16/2015	Deutsche Bank AG	1,440,250	CHF	1,570,777	1,593,196	(22,419)
5/8/2013	Deutsche Bank AG	1,129,880,000	CLP	2,180,812	2,232,302	(51,490)
5/9/2013	JPMorgan Chase Bank N.A.	1,133,875,000	CLP	2,188,337	2,265,484	(77,147)
4/3/2013	JPMorgan Chase Bank N.A.	3,830,000,000	IDR	394,811	400,000	(5,189)
5/6/2013	JPMorgan Chase Bank N.A.	118,818,000	INR	2,026,158	2,114,934	(88,776)
5/7/2013	Deutsche Bank AG	119,574,000	INR	2,038,784	2,113,754	(74,970)
5/6/2013	JPMorgan Chase Bank N.A.	128,788,870	PHP	3,000,110	3,023,709	(23,599)
5/7/2013	Deutsche Bank AG	129,673,810	PHP	3,020,548	3,038,850	(18,302)
5/6/2013	Deutsche Bank AG	1,623,132	SGD	1,284,270	1,312,046	(27,776)
5/7/2013	Morgan Stanley & Co., Inc.	1,629,622	SGD	1,289,416	1,304,950	(15,534)
5/17/2013	Morgan Stanley & Co., Inc.	3,496,264	SGD	2,766,599	2,764,632	1,967

Net Unrealized Depreciation						$(404,553)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/11/2013	Deutsche Bank AG	2,065,000	CHF	$2,191,586	$2,322,835	$131,249
4/16/2013	Deutsche Bank AG	40,250	CHF	42,767	44,274	1,507
4/16/2014	Deutsche Bank AG	40,250	CHF	43,298	44,732	1,434
4/16/2015	Deutsche Bank AG	1,440,250	CHF	1,570,777	1,621,355	50,578

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/5/2012	Deutsche Bank AG	1,455,100	EUR	$1,841,457	$2,080,211	$238,754
8/1/2012	Barclays Bank plc	1,046,650	EUR	1,324,838	1,483,312	158,474
8/8/2012	Citibank N.A.	46,169	EUR	58,444	64,819	6,375
8/9/2012	Citibank N.A.	5,933	EUR	7,511	8,348	837
8/24/2012	Barclays Bank plc	17,272	EUR	21,868	24,778	2,910
8/29/2012	Deutsche Bank AG	46,238	EUR	58,544	66,194	7,650
8/30/2012	Deutsche Bank AG	1,320,000	EUR	1,671,347	1,896,840	225,493
9/6/2012	Deutsche Bank AG	95,000	EUR	120,295	135,289	14,994
9/11/2012	Deutsche Bank AG	93,500	EUR	118,402	118,109	(293)
9/12/2012	Barclays Bank plc	30,815	EUR	39,022	43,079	4,057
9/14/2012	Barclays Bank plc	152,186	EUR	192,725	208,164	15,439
9/17/2012	UBS AG	87,929	EUR	111,354	120,524	9,170
9/19/2012	Barclays Bank plc	31,978	EUR	40,498	44,328	3,830
9/24/2012	Barclays Bank plc	21,514	EUR	27,247	29,270	2,023
10/22/2012	Deutsche Bank AG	2,914,236	EUR	3,692,188	4,011,154	318,966
11/7/2012	Deutsche Bank AG	290,000	EUR	367,493	398,286	30,793
11/29/2012	Deutsche Bank AG	1,255,396	EUR	1,591,326	1,582,113	(9,213)
1/30/2013	Deutsche Bank AG	835,105	EUR	1,059,488	1,100,000	40,512
1/30/2013	Deutsche Bank AG	539,000	EUR	683,823	709,971	26,148
1/30/2013	Deutsche Bank AG	153,125	EUR	194,268	204,728	10,460
1/30/2013	Deutsche Bank AG	61,250	EUR	77,707	81,377	3,670
3/4/2013	Deutsche Bank AG	1,420,242	EUR	1,802,731	1,900,000	97,269
3/6/2013	Deutsche Bank AG	8,390,000	EUR	10,649,845	10,745,073	95,228
3/15/2013	Deutsche Bank AG	3,861,875	EUR	4,902,728	5,093,041	190,313
3/15/2013	Deutsche Bank AG	2,505,000	EUR	3,180,147	3,282,802	102,655
3/15/2013	Deutsche Bank AG	1,252,500	EUR	1,590,074	1,664,197	74,123
3/26/2013	Deutsche Bank AG	178,275	EUR	226,361	235,555	9,194
4/2/2013	Deutsche Bank AG	5,667,000	EUR	7,196,298	7,528,326	332,028
5/2/2013	Deutsche Bank AG	300,000	EUR	381,119	392,970	11,851
5/6/2013	Deutsche Bank AG	1,824,000	EUR	2,317,337	2,407,680	90,343
5/6/2013	Deutsche Bank AG	521,875	EUR	663,027	649,317	(13,710)
5/7/2013	Morgan Stanley & Co., Inc.	6,170,000	EUR	7,838,909	8,144,647	305,738
5/8/2013	Deutsche Bank AG	2,350,000	EUR	2,985,688	3,097,347	111,659
5/8/2013	Deutsche Bank AG	1,157,750	EUR	1,470,928	1,546,083	75,155
5/10/2013	Citibank N.A.	2,909,965	EUR	3,697,231	3,796,340	99,109
5/23/2013	Deutsche Bank AG	4,756,875	EUR	6,044,915	6,119,720	74,805
5/29/2013	Deutsche Bank AG	693,000	EUR	880,721	877,165	(3,556)
6/5/2013	Deutsche Bank AG	500,796	EUR	636,516	622,956	(13,560)
6/11/2013	Deutsche Bank AG	93,500	EUR	118,849	118,604	(245)
1/30/2014	Deutsche Bank AG	3,653,125	EUR	4,658,700	4,897,744	239,044
1/30/2014	Deutsche Bank AG	1,461,250	EUR	1,863,480	1,946,531	83,051
5/10/2013	Deutsche Bank AG	283,178,000	JPY	3,561,225	3,567,821	6,596
5/10/2013	Morgan Stanley & Co., Inc.	281,655,500	JPY	3,542,078	3,550,115	8,037
5/17/2013	Morgan Stanley & Co., Inc.	265,900,000	JPY	3,344,446	3,342,552	(1,894)

Net Unrealized Appreciation						$3,269,050

(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar

MIST-25

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

7. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Depreciation
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	09/28/2012	332	$73,134,388	$73,102,250	$(32,138)

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	09/19/2012	(120)	$(15,944,700)	$(16,005,000)	$(60,300)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	09/28/2012	(135)	(16,698,530)	(16,735,781)	(37,251)

Net Unrealized Depreciation						$(97,551)

8. Swap Agreements

Open credit default swaps at June 30, 2012 were as follows:

Credit Default Swaps on corporate issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/2015	JPMorgan Chase Bank N.A.	1.727%	3,000,000	USD	$(282,773)	$(137,578)	$(145,195)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/2016	Credit Suisse Group AG	2.007%	6,000,000	USD	(676,280)	(737,831)	61,551
D R Horton, Inc 5.000% due 06/20/2017	(5.000%)	06/20/2017	Citibank N.A.	1.830%	2,000,000	USD	(296,946)	(281,353)	(15,593)
Dell, Inc. 1.000% due 06/20/2017	(1.000%)	06/20/2017	JPMorgan Chase Bank N.A.	1.932%	2,000,000	USD	87,174	35,630	51,544
Embarq Corp. 7.082%, due 06/01/2016	(5.000%)	06/20/2016	Credit Suisse Group AG	1.279%	2,071,000	USD	(297,528)	(247,588)	(49,940)
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/2013	Citibank N.A.	2.326%	1,000,000	USD	(38,986)	(40,017)	1,031
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/2013	Credit Suisse Group AG	2.326%	7,000,000	USD	(272,899)	(263,676)	(9,223)
Intelsat SA 6.500%, due 11/01/2013	(5.000%)	12/20/2013	Credit Suisse Group AG	1.476%	2,900,000	USD	(149,917)	(150,955)	1,038
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	06/20/2017	Citibank N.A.	1.137%	500,000	USD	3,297	(3,938)	7,235
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	06/20/2017	Credit Suisse Group AG	1.137%	1,000,000	USD	6,594	(9,931)	16,525
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	06/20/2017	Credit Suisse Group AG	1.137%	500,000	USD	3,297	(4,955)	8,252
Liberty Media Corp. 3.125%, due 03/30/2023	(5.000%)	06/20/2013	Credit Suisse Group AG	0.991%	6,545,000	USD	(256,353)	(324,337)	67,984
Republic of Ireland 4.250%, due 04/18/2020	(1.000%)	06/20/2015	Credit Suisse Group AG	5.062%	3,000,000	EUR	406,935	795,525	(388,590)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/2015	Credit Suisse Group AG	1.031%	3,000,000	USD	(348,953)	(330,262)	(18,691)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/2015	Credit Suisse Group AG	1.031%	3,000,000	USD	(348,953)	(316,024)	(32,929)

Totals							$(2,462,291)	$(2,017,290)	$(445,001)

MIST-26

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Credit Default Swaps on corporate issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Celanese US Holdings LLC 6.500%, 10/13/2016	1.800%	06/20/2016	Credit Suisse Group AG	1.721%	500,000	$1,429	$—	$1,429
Frontier Communications Corp. 5.000% due 06/20/2017	5.000%	06/20/2017	Barclays Bank plc	6.604%	1,500,000	(98,104)	(142,500)	44,396
Hewlett-Packard Co. 1.000% due 06/20/2017	1.000%	06/20/2017	JPMorgan Chase Bank N.A.	1.865%	2,000,000	(81,082)	(45,070)	(36,012)
Proctor & Gamble Co. 4.950%, due 08/15/2014	1.000%	09/20/2014	Credit Suisse Group AG	0.243%	4,000,000	67,517	79,473	(11,956)
PSEG Power 1.000% due 06/20/2017	1.000%	06/20/2017	Credit Suisse Group AG	2.260%	1,000,000	(58,196)	(47,638)	(10,558)
Republic of Lithuania 4.500%, due 03/05/2013	1.000%	06/20/2016	Credit Suisse Group AG	2.301%	400,000	(19,647)	(18,566)	(1,081)
Safeway, Inc. 1.000% due 06/20/2017	1.000%	06/20/2017	Credit Suisse Group AG	3.627%	500,000	(58,395)	(25,793)	(32,602)
Safeway, Inc. 5.000% due 06/20/2017	1.000%	06/20/2017	Credit Suisse Group AG	3.627%	500,000	(58,395)	(32,813)	(25,582)
Safeway, Inc. 1.000% due 06/20/2017	1.000%	06/20/2017	Credit Suisse Group AG	3.627%	1,000,000	(116,789)	(45,375)	(71,414)
Safeway, Inc. 1.000% due 09/20/2017	1.000%	09/20/2017	Citibank N.A.	3.750%	650,000	(82,569)	(78,061)	(4,508)

Totals						$(504,231)	$(356,343)	$(147,888)

Credit Default Swaps on credit indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012 (b)	Notional Amount (c)	Market Value	Upfront Premium (Received)	Unrealized Appreciation
Markit CMBX North America, Series AJ2	1.090%	03/15/2049	Citibank N.A.	0.000%	740,000	$(183,982)	$(193,787)	$9,805
Markit CMBX North America, Series AJ2	1.090%	03/15/2049	JPMorgan Chase N.A.	0.000%	1,130,000	(280,946)	(295,212)	14,266
Markit LCDX North America, Series 17	2.500%	12/20/2016	Credit Suisse Group AG	2.757%	5,000,000	(468)	(6,062)	5,594
Markit CDX North America, High Yield, Series 18	5.000%	06/20/2017	Barclays Bank plc	5.877%	4,950,000	(175,419)	(297,000)	121,581

Totals						$(640,815)	$(792,061)	$151,246

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-27

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

11. Income Tax Information

The tax character of distributions paid for the period ended December 31, 2011 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
$—	$—	$—

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$20,008,264	$—	$(21,414,035)	$(7,991,557)	$(9,397,328)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $(7,991,557).

12. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-28

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-29

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-30

Simplify your life…

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Met Investors Series Trust Met/Franklin Mutual Shares Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Met/Franklin Mutual Shares Portfolio returned 5.70% and 5.51%, respectively. The Portfolio’s benchmark, the Standard & Poor’s 500 Index1, returned 9.49% over the same period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The United States (“U.S.”) economy, as measured by Gross Domestic Product, grew modestly during the six-month period ended June 30, 2012. In the first quarter, personal income and spending rose, while federal, state and local government spending declined. Jobless claims touched a four-year low in February amid robust job creation; however, hiring slowed during the remainder of the period and jobless claims at period-end reached January’s level. Industrial production and manufacturing activity continued to increase, but the manufacturing sector shrank unexpectedly in June. Although gasoline prices hit a peak in early April, they plunged to a five-month low near period-end due to lower crude oil prices. In keeping with its goal to strengthen U.S. economic recovery by fostering increased employment while keeping inflation in check, during June the Federal Reserve Board (“Fed”) extended through 2012 its program (dubbed Operation Twist) to buy long-term Treasuries in an attempt to lower long-term yields. The Fed also reaffirmed its intention to keep the Federal Funds Target-Rate low at least through late 2014.

During late March and early April 2012, improved economic reports helped U.S. stock markets reach multi-year highs. Global markets grew volatile, however, amid renewed concerns about Eurozone debt and slowing global economic growth. Fears of a Greek debt default and exit from the Eurozone were somewhat mitigated by secured bailout financing and bondholder concessions in February, as well as elections in May and June that resulted in the formation of a coalition government. Risk-averse investors seeking safety drove U.S. Treasury yields to historical lows during the period.

At the end of the reporting period, significant challenges to the U.S. economy remained, including weak jobs reports, lack of broad public and political agreement on how to achieve deficit reduction and uncertainty surrounding deeply indebted European countries including Greece, Italy and Spain. Although long-term resolution of European debt issues remained unclear, the European Central Bank’s latest plan to allow the European Stability Mechanism to directly recapitalize troubled banks throughout the Eurozone, as well as a late-June proposal leaning toward fiscal and banking union, supported cautious optimism in U.S. and global markets.

PORTFOLIO REVIEW/PERIOD END POSITIONING

During the period under review, some of the Portfolio’s investments lost value and negatively impacted Portfolio performance. These included U.S. energy exploration and production company Marathon Oil, German industrial conglomerate ThyssenKrupp and U.S.-based integrated power company Texas Competitive Electric Holdings.

Marathon Oil hindered performance during the first half of 2012 as disappointing results combined with a sharp drop in oil prices negatively impacted investor sentiment. Based on our research, we viewed the high oil prices of the past year as unsustainable and took that into consideration in our valuation analyses. We were encouraged because we saw continued progress in the company’s key underlying operating trends and continued to hold this position.

The Portfolio’s investment in ThyssenKrupp, a German industrial conglomerate, also detracted from portfolio performance. During the period, ThyssenKrupp’s operating performance was broadly in line with expectations, with the exception of the company’s Steel Europe and Americas businesses, which struggled due to cyclical pricing pressures and launch issues in the Americas. While the company continued to execute on its original restructuring plan, the uncertain and volatile macroeconomic environment weighed on operations, contributing to management’s recent announcement that it would explore all strategic options regarding the Steel Americas division. At period-end, we continued to see upside potential in our investment based on ThyssenKrupp’s strong set of assets, manageable debt maturity ladder, ability to generate strong free cash flow and a restructuring plan designed to create value.

The Portfolio’s debt investments in Texas Competitive Electric Holdings declined during the six months under review as depressed natural gas prices and uncertainty over the potential impact of the Cross-State Air Pollution Rule resulted in a challenging operating environment. Weak volumes and pricing continued to hinder performance, while depressed forward power curves diminished prospects for business to improve in the short term.

In an environment of generally rising U.S. equity prices, many Portfolio investments increased in value during the six-month period. Three particularly strong performers were software company Microsoft, drugstore chain and pharmacy benefits manager CVS Caremark, and the second-largest U.S. cable company, Time Warner Cable (“TWC”).

Microsoft shares performed well as revenues grew, driven by sales of its Windows 7 operating system, the Office productivity suite, and strength in the server and tools divisions. Operating strength led company management to continue its policy of paying dividends and buying back shares. Also, the company released an early version of its next operating system, Windows 8, which will enable touch interaction and bring Windows to the world of tablets. Microsoft also announced it would be entering the hardware market with a tablet of its own, Surface. Given the potential stemming from the releases of Windows 8 and Surface and the ongoing success of Microsoft’s enterprise business, we consider this investment attractive at recent valuations.

CVS shares appreciated as management in May increased its 2012 guidance, reflecting strong first-quarter 2012 and fiscal year 2011 results and its expectation that a protracted dispute between competitor Walgreens and pharmacy benefit manager Express Scripts would continue to help CVS’s business. Strong growth in pharmacy

MIST-1

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary*—(Continued)

network claims processed and increases in same-store sales led to revenue growth across business segments, supporting the stock price during the period.

Positive operating results for TWC drove share prices higher as the company reported better-than-expected subscriber metrics and revenues and raised its 2012 free cash flow guidance. The company also raised its quarterly dividend and increased its share buyback authorization.

U.S. equities we believed to be undervalued continued to form the core of the Portfolio and sector weightings remained fairly consistent. The largest weighting changes during the period were increases in our exposures to the Financials and Energy sectors. Conversely, the Portfolio’s exposures to the Consumer Staples and Health Care sectors decreased.

We continue to employ a fundamental, bottom-up approach and favor opportunities with identifiable events or catalysts that we believe can unlock value for our shareholders. We also continue to prefer companies that tend to pay higher dividends and can generate solid and consistent free cash flow.

Peter A. Langerman, Co-Portfolio Manager

F. David Segal, CFA, Co-Portfolio Manager

Debbie A. Turner, CFA, Assistant Portfolio Manager

Portfolio Managers

Franklin Mutual Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

MET/FRANKLIN MUTUAL SHARES PORTFOLIO MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC VS. S&P 500 INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
Met/Franklin Mutual Shares Portfolio
Class A	5.70	-0.51	-0.47
Class B	5.51	-0.85	-0.74
S&P 500 Index[1]	9.49	5.45	1.63

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Standard & Poor’s (S&P) 500 Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A and Class B shares is 4/28/2008. Index returns are based on an inception date of 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
Merck & Co., Inc.	3.1
British American Tobacco plc	3.0
Microsoft Corp.	2.5
Kraft Foods, Inc.	2.4
CVS Caremark Corp.	2.1
Vodafone Group plc	1.9
Pfizer, Inc.	1.9
Time Warner Cable, Inc.	1.8
PNC Financial Services Group, Inc.	1.8
News Corp.	1.7
Top Sectors

% of Market Value of Total Investments
Consumer Staples	19.2
Financials	17.1
Health Care	11.8
Energy	10.8
Consumer Discretionary	10.5
Cash & Cash Equivalents	9.9
Information Technology	9.7
Industrials	5.0
Utilities	3.2
Materials	2.8

MIST-3

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Franklin Mutual Shares Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.87%	$1,000.00	$1,057.00	$4.45
	Hypothetical*	0.87%	$1,000.00	$1,020.54	$4.37

Class B	Actual	1.12%	$1,000.00	$1,055.10	$5.72
	Hypothetical*	1.12%	$1,000.00	$1,019.29	$5.62

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—87.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
GenCorp, Inc.* (a)	84,611	$550,818
Goodrich Corp.	30,930	3,925,017
Huntington Ingalls Industries, Inc.*	117,042	4,709,770
Raytheon Co.	117,129	6,628,330

		15,813,935

Automobiles—0.7%
General Motors Co.*	254,682	5,022,329

Beverages—3.2%
Coca-Cola Enterprises, Inc.	149,252	4,185,026
Dr Pepper Snapple Group, Inc.	163,983	7,174,256
Pernod-Ricard S.A. (a)	96,634	10,337,562

		21,696,844

Biotechnology—0.9%
Amgen, Inc.	83,762	6,117,976

Building Products—0.8%
Owens Corning* (a)	183,317	5,231,867

Capital Markets—1.3%
Morgan Stanley	375,682	5,481,200
UBS AG*	290,104	3,392,591

		8,873,791

Chemicals—0.6%
Linde AG	28,042	4,367,765

Commercial Banks—3.1%
Barclays plc	254,573	651,654
CIT Group, Inc.*	74,440	2,653,042
KB Financial Group, Inc.	53,522	1,743,300
PNC Financial Services Group, Inc.	194,987	11,915,655
Wells Fargo & Co.	115,222	3,853,024

		20,816,675

Communications Equipment—1.3%
Cisco Systems, Inc.	471,209	8,090,659
Research In Motion, Ltd.* (a)	144,160	1,065,342

		9,156,001

Diversified Financial Services—2.9%
Bond Street Holdings, Inc. - Class A (144A)*	80,828	1,495,318
Citigroup, Inc.	135,251	3,707,230
Deutsche Boerse AG	62,550	3,375,962
ING Groep N.V.*	514,127	3,468,726
JPMorgan Chase & Co.	122,360	4,371,923
NYSE Euronext	124,780	3,191,872

		19,611,031

Diversified Telecommunication Services—0.1%
Cable & Wireless Communications plc	1,192,881	555,102

Electric Utilities—2.1%
E.ON AG*	260,905	$5,620,009
Entergy Corp.	43,780	2,972,224
Exelon Corp.	158,888	5,977,367

		14,569,600

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	190,237	6,070,463

Energy Equipment & Services—2.6%
Baker Hughes, Inc.	199,550	8,201,505
Ensco plc - Class A	62,733	2,946,569
Transocean, Ltd.	148,990	6,664,323

		17,812,397

Food & Staples Retailing—4.6%
CVS Caremark Corp.	311,957	14,577,751
Kroger Co. (The)	374,809	8,691,821
Wal-Mart Stores, Inc.	66,685	4,649,278
Walgreen Co.	108,631	3,213,305

		31,132,155

Food Products—3.4%
General Mills, Inc.	168,781	6,504,820
Kraft Foods, Inc. - Class A	423,054	16,338,345

		22,843,165

Health Care Equipment & Supplies—2.2%
Boston Scientific Corp.*	797,132	4,519,738
Medtronic, Inc.	265,204	10,271,351

		14,791,089

Health Care Providers & Services—2.7%
Cigna Corp.	183,255	8,063,220
Coventry Health Care, Inc.	180,657	5,743,086
Tenet Healthcare Corp.* (a)	810,324	4,246,098

		18,052,404

Independent Power Producers & Energy Traders—0.6%
NRG Energy, Inc.*	251,317	4,362,863

Insurance—6.0%
ACE, Ltd.	136,856	10,145,135
Alleghany Corp.*	21,436	7,282,881
American International Group, Inc.*	309,296	9,925,309
CNO Financial Group, Inc.	121,940	951,132
White Mountains Insurance Group, Ltd.	16,348	8,529,569
Zurich Financial Services AG*	18,450	4,162,683

		40,996,709

Internet Software & Services—0.8%
Google, Inc. - Class A*	9,080	5,267,036

Leisure Equipment & Products—0.7%
Mattel, Inc.	141,629	4,594,445

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.1%
Oshkosh Corp.*	150,290	$3,148,576
Stanley Black & Decker, Inc.	63,200	4,067,552

		7,216,128

Marine—1.0%
AP Moeller - Maersk A.S. - Class B (a)	1,052	6,923,075

Media—7.1%
British Sky Broadcasting Group plc	527,700	5,759,353
CBS Corp. - Class B	184,086	6,034,339
Comcast Corp. - Special Class A	41,138	1,291,733
News Corp. - Class B	526,336	11,853,087
Reed Elsevier plc	860,550	6,903,743
Time Warner Cable, Inc.	149,209	12,250,059
Viacom, Inc. - Class B	86,126	4,049,644

		48,141,958

Metals & Mining—0.5%
ThyssenKrupp AG	194,720	3,172,244

Multi-Utilities—0.5%
GDF Suez	135,351	3,229,329

Multiline Retail—0.6%
Kohl’s Corp.	92,170	4,192,813

Office Electronics—1.4%
Xerox Corp.	1,246,484	9,809,829

Oil, Gas & Consumable Fuels—8.5%
Apache Corp.	111,670	9,814,676
BP plc*	594,599	3,983,911
CONSOL Energy, Inc.	253,430	7,663,723
Marathon Oil Corp.	449,331	11,489,394
Marathon Petroleum Corp.	127,482	5,726,491
Murphy Oil Corp.	91,328	4,592,885
Prime AET&D Holdings No. 1 Property, Ltd.* (b)	762,551	0
Royal Dutch Shell plc - A Shares	346,465	11,707,757
Williams Cos., Inc. (The)	61,114	1,761,306
WPX Energy, Inc.* (a)	61,113	988,808

		57,728,951

Paper & Forest Products—1.7%
Domtar Corp.	31,436	2,411,456
International Paper Co.	322,875	9,334,316

		11,745,772

Personal Products—0.2%
Avon Products, Inc.	105,420	1,708,858

Pharmaceuticals—6.4%
Eli Lilly & Co.	60,439	2,593,437
Hospira, Inc.*	93,896	3,284,482
Merck & Co., Inc.	496,894	20,745,325
Pfizer, Inc.	561,424	12,912,752

Pharmaceuticals—(Continued)
Teva Pharmaceutical Industries, Ltd. (ADR)	95,691	$3,774,053

		43,310,049

Real Estate Investment Trusts—0.7%
Alexander’s, Inc. (a)	11,059	4,767,646

Real Estate Management & Development—0.5%
Canary Wharf Group plc* (b)	767,618	2,779,500
Forestar Group, Inc.* (a)	51,756	662,994

		3,442,494

Software—3.5%
Microsoft Corp.	559,391	17,111,771
Nintendo Co., Ltd.	13,417	1,565,551
Symantec Corp.*	334,356	4,884,941

		23,562,263

Tobacco—8.3%
Altria Group, Inc.	279,549	9,658,418
British American Tobacco plc	399,965	20,357,548
Imperial Tobacco Group plc	303,039	11,660,055
Lorillard, Inc.	47,849	6,313,676
Philip Morris International, Inc.	57,509	5,018,235
Reynolds American, Inc. (a)	79,628	3,572,908

		56,580,840

Wireless Telecommunication Services—1.9%
Vodafone Group plc	4,684,356	13,161,335

Total Common Stocks (Cost $556,367,349)		596,449,226

Loan Participations—3.1%

Electric Utilities—0.7%
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. Extended Term Loan 4.741%, 10/10/16 (c)	$7,576,241	4,550,101

Hotels, Restaurants & Leisure—0.3%
Hilton Hotel Corp. Mezzanine Term Loan 3.492%, 11/12/15 (c)	213,965	194,173
3.742%, 11/12/15 (c)	273,955	247,244
3.992%, 11/12/15 (c)	684,887	614,686
4.242%, 11/12/15 (c)	1,231,797	1,096,299

		2,152,402

Media—1.2%
Clear Channel Communications, Inc. Term Loan 3.895%, 01/28/16 (c)	5,037,657	4,016,414

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount/ Par Amount	Value

Media—(Continued)
3.895%, 01/29/16 (c)	$1,022,652	$795,112
Tribune Co. Term Loan 0.000%, 06/04/14 (d)	336,000	220,836
0.000%, 01/28/16 (d)	4,519,000	3,010,806

		8,043,168

Real Estate Investment Trusts—0.1%
iStar Financial, Inc. Term Loan 5.000%, 06/28/13 (c)	211,736	211,603
7.000%, 06/30/14 (c)	234,000	234,125
5.250%, 03/18/16 (c)	114,611	114,038
7.000%, 03/17/17 (c)	428,000	428,267

		988,033

Real Estate Management & Development—0.8%
Realogy Corp.
Extended Letter of Credit 4.490%, 10/10/16 (c)	302,637	286,711
Extended Term Loan 4.491%, 10/10/16 (c)	4,537,079	4,298,315
Second Lien Term Loan 13.500%, 10/15/17 (c)	719,000	739,312

		5,324,338

Total Loan Participations (Cost $23,029,734)		21,058,042

Domestic Bonds & Debt Securities—1.3%

Diversified Financial Services—0.1%
Capmark Financial Group, Inc. 9.000%, 09/30/15 (c)	345,401	347,344

Electric Utilities—0.5%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 11.750%, 03/01/22 (144A)	834,000	856,935
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
10.250%, 11/01/15	1,226,000	321,825
11.500%, 10/01/20 (144A)	3,580,000	2,461,250

		3,640,010

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. 7.375%, 01/15/17	1,800,000	1,876,500

Media—0.2%
Clear Channel Communications, Inc. 11.000%, 08/01/16 (e)	1,460,000	912,500
9.000%, 03/01/21	349,000	305,375

		1,217,875

Real Estate Management & Development—0.2%
Realogy Corp. 11.500%, 04/15/17	$445,000	$423,862
7.875%, 02/15/19 (144A)	824,000	809,580
9.000%, 01/15/20 (144A)	367,000	379,845

		1,613,287

Total Domestic Bonds & Debt Securities (Cost $10,436,232)		8,695,016

Convertible Bond—0.3%

Real Estate Investment Trusts—0.3%
iStar Financial, Inc. 0.961%, 10/01/12 (c) (Cost—$2,256,428)	2,313,000	2,304,442

Short-Term Investments—11.4%

Discount Notes—0.6%
Federal Home Loan Bank Discount Notes 0.000%, 07/02/12 (f)	300,000	300,000
0.009%, 07/02/12 (f)	4,000,000	3,999,999

		4,299,999

Mutual Fund—4.9%
State Street Navigator Securities Lending Prime Portfolio (g)	33,517,573	33,517,573

U.S. Treasury—4.6%
U.S. Treasury Bills 0.095%, 09/20/12 (f)	5,000,000	4,999,220
0.145%, 12/13/12 (f)	3,000,000	2,998,089
0.135%, 10/11/12 (f)	5,000,000	4,998,740
0.130%, 11/23/12 (f)	1,000,000	999,530
0.145%, 11/29/12 (f)	2,000,000	1,998,938
0.150%, 12/27/12 (f)	2,000,000	1,998,494
0.074%, 07/05/12 (f)	5,000,000	4,999,985
0.050%, 07/12/12 (f)	3,000,000	2,999,952
0.105%, 08/09/12 (f)	5,000,000	4,999,775

		30,992,723

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $8,723,007, on 07/02/12, collateralized by $8,400,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $8,900,690.	8,723,000	8,723,000

Total Short-Term Investments (Cost $77,531,713)		77,533,295

Total Investments—103.8% (Cost $669,621,456#)		706,040,021
Other assets and liabilities (net)—(3.8)%		(26,091,654)

Net Assets—100.0%		$679,948,367

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $669,621,456. The aggregate unrealized appreciation and depreciation of investments were $82,489,857 and $(46,071,292), respectively, resulting in net unrealized appreciation of $36,418,565 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $33,245,353 and the collateral received consisted of cash in the amount of $33,517,573. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 0.41% of net assets.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	This loan will settle after June 30, 2012, at which time the interest rate will be determined.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Zero coupon bond—Interest rate represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $6,002,928, which is 0.9% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of June 30, 2012 (Unaudited)	% of Net Assets
United States	75.9%
United Kingdom	10.2%
Switzerland	4.5%
Germany	2.5%
Netherlands	2.3%
France	2.0%
Denmark	1.0%
Israel	0.6%
Canada	0.5%
South Korea	0.2%

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,813,935	$—	$—	$15,813,935
Automobiles	5,022,329	—	—	5,022,329
Beverages	11,359,282	10,337,562	—	21,696,844
Biotechnology	6,117,976	—	—	6,117,976
Building Products	5,231,867	—	—	5,231,867
Capital Markets	5,481,200	3,392,591	—	8,873,791
Chemicals	—	4,367,765	—	4,367,765
Commercial Banks	18,421,721	2,394,954	—	20,816,675
Communications Equipment	9,156,001	—	—	9,156,001
Diversified Financial Services	11,271,025	8,340,006	—	19,611,031
Diversified Telecommunication Services	—	555,102	—	555,102
Electric Utilities	8,949,591	5,620,009	—	14,569,600
Electronic Equipment, Instruments & Components	6,070,463	—	—	6,070,463
Energy Equipment & Services	17,812,397	—	—	17,812,397
Food & Staples Retailing	31,132,155	—	—	31,132,155
Food Products	22,843,165	—	—	22,843,165
Health Care Equipment & Supplies	14,791,089	—	—	14,791,089
Health Care Providers & Services	18,052,404	—	—	18,052,404
Independent Power Producers & Energy Traders	4,362,863	—	—	4,362,863
Insurance	36,834,026	4,162,683	—	40,996,709
Internet Software & Services	5,267,036	—	—	5,267,036
Leisure Equipment & Products	4,594,445	—	—	4,594,445
Machinery	7,216,128	—	—	7,216,128
Marine	—	6,923,075	—	6,923,075
Media	35,478,862	12,663,096	—	48,141,958
Metals & Mining	—	3,172,244	—	3,172,244
Multi-Utilities	—	3,229,329	—	3,229,329
Multiline Retail	4,192,813	—	—	4,192,813
Office Electronics	9,809,829	—	—	9,809,829
Oil, Gas & Consumable Fuels	42,037,283	15,691,668	0	57,728,951
Paper & Forest Products	11,745,772	—	—	11,745,772
Personal Products	1,708,858	—	—	1,708,858
Pharmaceuticals	43,310,049	—	—	43,310,049
Real Estate Investment Trusts	4,767,646	—	—	4,767,646
Real Estate Management & Development	662,994	—	2,779,500	3,442,494
Software	21,996,712	1,565,551	—	23,562,263
Tobacco	24,563,237	32,017,603	—	56,580,840

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$—	$13,161,335	$—	$13,161,335
Total Common Stocks	466,075,153	127,594,573	2,779,500	596,449,226
Total Loan Participations*	—	21,058,042	—	21,058,042
Total Domestic Bonds & Debt Securities*	—	8,695,016	—	8,695,016
Total Convertible Bond*	—	2,304,442	—	2,304,442
Short-Term Investments
Discount Notes	—	4,299,999	—	4,299,999
Mutual Fund	33,517,573	—	—	33,517,573
U.S. Treasury	—	30,992,723	—	30,992,723
Repurchase Agreement	—	8,723,000	—	8,723,000
Total Short-Term Investments	33,517,573	44,015,722	—	77,533,295
Total Investments	$499,592,726	$203,667,795	$2,779,500	$706,040,021

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$2,155,662	$—	$2,155,662
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(275,805)	—	(275,805)
Total Forward Contracts	$—	$1,879,857	$—	$1,879,857

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forward contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Depreciation	Balance as of June 30, 2012	Change in Unrealized Depreciation for investments still held at June 30, 2012
Common Stock
Oil, Gas & Consumable Fuels	$0	$—	$0	$—
Real Estate Management & Development	2,818,600	(39,100)	2,779,500	(39,100)

Total	$2,818,600	$(39,100)	$2,779,500	$(39,100)

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$706,040,021
Cash		16,762
Cash denominated in foreign currencies (c)		1,494,267
Receivable for investments sold		5,415,488
Receivable for shares sold		185,940
Dividends receivable		1,452,343
Interest receivable		426,908
Unrealized appreciation on forward foreign currency exchange contracts		2,155,662

Total Assets		717,187,391
Liabilities
Payables for:
Investments purchased	$2,305,280
Shares redeemed	442,492
Unrealized depreciation on forward foreign currency exchange contracts	275,805
Collateral for securities loaned	33,517,573
Accrued expenses:
Management fees	431,394
Distribution and service fees—Class B	69,807
Administration fees	2,439
Custodian and accounting fees	42,074
Deferred trustees’ fees	29,886
Other expenses	122,274

Total Liabilities		37,239,024

Net Assets		$679,948,367

Net assets represented by
Paid in surplus		$615,058,711
Accumulated net realized gain		22,622,213
Unrealized appreciation on investments and foreign currency transactions		38,270,930
Undistributed net investment income		3,996,513

Net Assets		$679,948,367

Net Assets
Class A		$327,182,214
Class B		352,766,153
Capital Shares Outstanding*
Class A		46,157,144
Class B		50,177,236
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$7.09
Class B		7.03

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $669,621,456.
(b)	Includes securities loaned at value of $33,245,353.
(c)	Identified cost of cash denominated in foreign currencies was $1,519,696.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$8,802,675
Interest (b)		2,770,071

Total investment income		11,572,746
Expenses
Management fees	$2,710,333
Administration fees	10,531
Custodian and accounting fees	89,081
Distribution and service fees—Class B	436,222
Audit and tax services	40,030
Legal	18,446
Trustees’ fees and expenses	18,095
Shareholder reporting	59,272
Miscellaneous	4,754

Total expenses	3,386,764

Net Investment Income		8,185,982

Net Realized and Unrealized Gain (Loss) on Investments, Written Option Contracts and Foreign Currency Transactions
Net realized gain on:
Investments		22,518,909
Written options contracts		32,913
Foreign currency transactions		3,104,401

Net realized gain on investments, written option contracts and foreign currency transactions		25,656,223

Net change in unrealized appreciation (depreciation) on:
Investments		5,555,188
Written options contracts		11,925
Foreign currency transactions		(2,437,996)

Net change in unrealized appreciation on investments, written option contracts and foreign currency transactions		3,129,117

Net realized and unrealized gain on investments, written option contracts and foreign currency transactions		28,785,340

Net Increase in Net Assets From Operations		$36,971,322

(a)	Net of foreign withholding taxes of $184,609.
(b)	Includes net income on securities loaned of $123,496.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,185,982	$14,558,245
Net realized gain on investments, futures contracts, written option contracts and foreign currency transactions	25,656,223	103,387,706
Net change in unrealized appreciation (depreciation) on investments, written option contracts and foreign currency transactions	3,129,117	(90,921,259)

Net increase in net assets resulting from operations	36,971,322	27,024,692

Distributions to Shareholders
From net investment income
Class A	(2,593,510)	(21,606,233)
Class B	(2,016,063)	(8,703,947)
From net realized capital gains
Class A	(56,634,631)	(40,500,424)
Class B	(61,261,324)	(17,263,421)

Net decrease in net assets resulting from distributions	(122,505,528)	(88,074,025)

Net increase (decrease) in net assets from capital share transactions	107,646,083	(246,243,778)

Net increase (decrease) in net assets	22,111,877	(307,293,111)

Net Assets
Net assets at beginning of period	657,836,490	965,129,601

Net assets at end of period	$679,948,367	$657,836,490

Undistributed net investment income at end of period	$3,996,513	$420,104

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	148,746	$1,118,972	9,333,051	$80,802,809
Reinvestments	8,283,656	59,228,141	7,163,398	62,106,657
Redemptions	(1,879,084)	(15,478,399)	(54,470,722)	(479,276,496)

Net increase (decrease)	6,553,318	$44,868,714	(37,974,273)	$(336,367,030)

Class B
Sales	2,751,757	$21,848,444	11,752,823	$100,053,599
Reinvestments	8,924,878	63,277,387	3,012,456	25,967,368
Redemptions	(2,829,631)	(22,348,462)	(4,319,576)	(35,897,715)

Net increase	8,847,004	$62,777,369	10,445,703	$90,123,252

Increase (decrease) derived from capital shares transactions		$107,646,083		$(246,243,778)

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(a)
Net Asset Value, Beginning of Period	$8.16		$8.91	$8.11	$6.48	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.10		0.17	0.25	0.11	0.07
Net realized and unrealized gain (loss) on investments	0.38		(0.15)	0.66	1.52	(3.40)

Total from investment operations	0.48		0.02	0.91	1.63	(3.33)

Less Distributions
Distributions from net investment income	(0.07)		(0.27)	0.00	0.00	(0.19)
Distributions from net realized capital gains	(1.48)		(0.50)	(0.11)	0.00	0.00
Distributions from return of capital	0.00		0.00	0.00	0.00	(0.00	)(c)

Total distributions	(1.55)		(0.77)	(0.11)	0.00	(0.19)

Net Asset Value, End of Period	$7.09		$8.16	$8.91	$8.11	$6.48

Total Return (%) (g)	5.70	(d)	(0.26)	11.23	25.15	(33.20	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.87	(e)	0.87	0.88	0.90	1.32	(e)
Ratio of net expenses to average net assets (%) (f)	0.87	(e)	0.87	0.88	0.90	0.90	(e)
Ratio of net investment income to average net assets (%)	2.54	(e)	1.97	3.00	1.47	1.29	(e)
Portfolio turnover rate (%)	52.1	(d)	67.3	42.3	60.8	23.6
Net assets, end of period (in millions)	$327.2		$323.2	$691.6	$657.6	$90.9

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(a)
Net Asset Value, Beginning of Period	$8.10		$8.86	$8.08	$6.47	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.09		0.15	0.23	0.09	0.05
Net realized and unrealized gain (loss) on investments	0.37		(0.16)	0.66	1.52	(3.39)

Total from investment operations	0.46		(0.01)	0.89	1.61	(3.34)

Less Distributions
Distributions from net investment income	(0.05)		(0.25)	0.00	0.00	(0.19)
Distributions from net realized capital gains	(1.48)		(0.50)	(0.11)	0.00	0.00
Distributions from return of capital	0.00		0.00	0.00	0.00	(0.00	)(c)

Total distributions	(1.53)		(0.75)	(0.11)	0.00	(0.19)

Net Asset Value, End of Period	$7.03		$8.10	$8.86	$8.08	$6.47

Total Return (%) (g)	5.51	(d)	(0.55)	11.02	24.88	(33.36	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.12	(e)	1.12	1.13	1.15	1.60	(e)
Ratio of net expenses to average net assets (%) (f)	1.12	(e)	1.12	1.13	1.15	1.15	(e)
Ratio of net investment income to average net assets (%)	2.30	(e)	1.83	2.84	1.27	1.05	(e)
Portfolio turnover rate (%)	52.1	(d)	67.3	42.3	60.8	23.6
Net assets, end of period (in millions)	$352.8		$334.7	$273.6	$151.5	$31.9

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from return of capital were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Mutual Shares Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-14

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-15

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, Real Estate Investment Trusts (REITs), forwards transactions, Ingersoll Rand security sold adjustment, passive foreign investment companies (PFICs), deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of

MIST-16

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Franklin Mutual Advisers, LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,710,333	0.800%	ALL

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	Over $1 billion

An identical agreement was in place for the period May 1, 2011 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

MIST-17

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$345,354,715	$—	$343,532,375

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2012, the Portfolio did not enter into futures contracts. At June 30, 2012, the Portfolio did not hold any open futures contracts.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio gives the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tend to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the option contract, or if the counterparty to the option contract is unable to perform. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus the market value of the option.

MIST-18

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered a loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$2,155,662	Unrealized depreciation on forward foreign currency exchange contracts	$275,805

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$3,155,601	$3,155,601
Written options contracts	32,913	—	32,913

	$32,913	$3,155,601	$3,188,514

Statement of Operations Location—Net Change in Unrealized Gain (Loss)	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(2,487,498)	$(2,487,498)
Written options contracts	11,925	—	11,925

	$11,925	$(2,487,498)	$(2,475,573)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$112,701,252
Written options contracts	48

(a)	Averages are based on activity levels during 2012.

MIST-19

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/10/2012	Bank of America N.A.	25,004	CHF	$26,367	$26,979	$(612)
8/10/2012	Bank of America N.A.	34,705	CHF	36,597	35,939	658
8/10/2012	Bank of America N.A.	123,100	CHF	129,811	134,757	(4,946)
8/10/2012	Barclays Bank plc	44,745	CHF	47,184	47,459	(275)
8/10/2012	Credit Suisse International	31,900	CHF	33,639	33,138	501
8/10/2012	Deutsche Bank AG	54,607	CHF	57,584	56,655	929
8/10/2012	Deutsche Bank AG	86,192	CHF	90,891	94,255	(3,364)
8/10/2012	Deutsche Bank AG	99,200	CHF	104,608	110,357	(5,749)
8/10/2012	Deutsche Bank AG	132,000	CHF	139,196	143,905	(4,709)
8/10/2012	HSBC Bank plc	25,004	CHF	26,367	26,979	(612)
7/17/2012	Bank of America N.A.	162,825	EUR	206,077	216,319	(10,242)
7/17/2012	Bank of America N.A.	373,000	EUR	472,083	488,939	(16,856)
7/17/2012	Barclays Bank plc	45,630	EUR	57,751	56,526	1,225
7/17/2012	Barclays Bank plc	109,505	EUR	138,593	145,181	(6,588)
7/17/2012	Barclays Bank plc	183,809	EUR	232,636	242,206	(9,570)
7/17/2012	Barclays Bank plc	199,743	EUR	252,802	263,716	(10,914)
7/17/2012	Barclays Bank plc	227,072	EUR	287,392	298,220	(10,828)
7/17/2012	Deutsche Bank AG	41,940	EUR	53,081	51,960	1,121
7/17/2012	Deutsche Bank AG	120,686	EUR	152,744	157,724	(4,980)
7/17/2012	Deutsche Bank AG	262,277	EUR	331,948	334,041	(2,093)
7/17/2012	Deutsche Bank AG	325,649	EUR	412,154	432,625	(20,471)
7/17/2012	Deutsche Bank AG	380,000	EUR	480,943	499,434	(18,491)
7/17/2012	Deutsche Bank AG	387,200	EUR	490,055	506,768	(16,713)
7/17/2012	Deutsche Bank AG	398,800	EUR	504,737	521,819	(17,082)
7/17/2012	Deutsche Bank AG	548,248	EUR	693,884	726,099	(32,215)
7/17/2012	Deutsche Bank AG	661,900	EUR	837,727	841,143	(3,416)
7/17/2012	HSBC Bank plc	45,630	EUR	57,751	56,550	1,201
7/17/2012	HSBC Bank plc	120,686	EUR	152,744	157,724	(4,980)
7/17/2012	HSBC Bank plc	256,225	EUR	324,288	318,180	6,108
7/17/2012	State Street Bank and Trust	199,021	EUR	251,889	261,669	(9,780)
7/17/2012	State Street Bank and Trust	767,900	EUR	971,884	994,253	(22,369)
10/22/2012	Deutsche Bank AG	2,300,000	JPY	28,819	28,722	97
10/22/2012	Deutsche Bank AG	2,375,800	JPY	29,769	29,968	(199)
10/22/2012	Deutsche Bank AG	4,447,815	JPY	55,731	55,371	360
10/22/2012	HSBC Bank plc	3,649,425	JPY	45,727	45,819	(92)
10/22/2012	HSBC Bank plc	4,048,500	JPY	50,728	49,953	775

Net Unrealized Depreciation						$(225,171)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/10/2012	Bank of America N.A.	1,505,033	CHF	$1,587,081	$1,651,523	$64,442
8/10/2012	Bank of America N.A.	73,900	CHF	77,929	78,296	367
8/10/2012	Deutsche Bank AG	1,560,280	CHF	1,645,340	1,712,712	67,372
8/10/2012	Deutsche Bank AG	58,448	CHF	61,635	63,663	2,028
8/10/2012	Deutsche Bank AG	40,193	CHF	42,384	42,224	(160)
7/17/2012	Bank of America N.A.	98,976	EUR	125,268	125,513	245
7/17/2012	Barclays Bank plc	538,398	EUR	681,418	705,218	23,800
7/17/2012	Barclays Bank plc	247,930	EUR	313,790	325,619	11,829
7/17/2012	Barclays Bank plc	240,631	EUR	304,553	315,147	10,594
7/17/2012	Barclays Bank plc	98,976	EUR	125,268	125,414	146
7/17/2012	Credit Suisse International	395,906	EUR	501,074	500,900	(174)

MIST-20

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/17/2012	Deutsche Bank AG	466,118	EUR	$589,937	$612,302	$22,365
7/17/2012	Deutsche Bank AG	265,746	EUR	336,338	335,124	(1,214)
7/17/2012	Deutsche Bank AG	188,105	EUR	238,073	238,348	275
7/17/2012	Deutsche Bank AG	120,316	EUR	152,276	157,541	5,265
7/17/2012	Deutsche Bank AG	98,977	EUR	125,269	125,564	295
7/17/2012	HSBC Bank plc	725,800	EUR	918,601	959,580	40,979
7/17/2012	HSBC Bank plc	412,942	EUR	522,636	545,967	23,331
7/17/2012	HSBC Bank plc	395,906	EUR	501,074	500,558	(516)
7/17/2012	HSBC Bank plc	235,132	EUR	297,593	297,675	82
7/17/2012	HSBC Bank plc	200,000	EUR	253,128	249,630	(3,498)
7/17/2012	HSBC Bank plc	120,316	EUR	152,276	157,853	5,577
7/17/2012	State Street Bank and Trust	29,696,419	EUR	37,584,951	38,925,472	1,340,521
7/17/2012	State Street Bank and Trust	255,220	EUR	323,017	317,019	(5,998)
8/16/2012	Barclays Bank plc	103,133	GBP	161,504	160,464	(1,040)
8/16/2012	Credit Suisse International	467,129	GBP	731,512	729,039	(2,473)
8/16/2012	Credit Suisse International	445,407	GBP	697,495	698,852	1,357
8/16/2012	Deutsche Bank AG	483,000	GBP	756,366	759,735	3,369
8/16/2012	HSBC Bank plc	634,418	GBP	993,482	986,190	(7,292)
8/16/2012	HSBC Bank plc	103,133	GBP	161,503	160,649	(854)
8/16/2012	HSBC Bank plc	81,537	GBP	127,685	126,785	(900)
8/16/2012	State Street Bank and Trust	32,350,864	GBP	50,660,619	51,179,067	518,448
10/22/2012	HSBC Bank plc	67,856,478	JPY	850,241	836,701	(13,540)

Net Unrealized Appreciation						$2,105,028

(CHF)—Swiss	Franc
(EUR)—Euro
(GBP)—British	Pound
(JPY)—Japanese	Yen

7. Options Written

The Portfolio transactions in options written during the six months ended June 30, 2012 were as follows:

Call Options	Number of Contracts	Premium Received
Options outstanding December 31, 2011	15	$30,375
Options written	33	4,237
Options bought back	(15)	(30,375)
Options expired	(33)	(4,237)

Options outstanding June 30, 2012	—	$—

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk

MIST-21

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

10. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$55,383,019	$11,446,216	$32,691,006	$—	$88,074,025	$11,446,216

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Post October Loss Deferrals	Total
$16,155,357	$106,434,139	$27,859,432	$—	$150,448,928

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

11. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-22

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-23

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-24

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Met Investors Series Trust Met/Franklin Templeton Founding Strategy Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Met/Franklin Templeton Founding Strategy Portfolio returned 5.78% and 5.66%, respectively. The Portfolio’s benchmark, the S&P 500 Index1, returned 9.49% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Met/Franklin Founding Strategy Portfolio is a “fund of funds” consisting of three portfolios of the Met Investors Series Trust subadvised by the Franklin Templeton organization: the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Income Portfolio. The Portfolio’s strategy during the period was to hold one-third of its assets in each of the underlying portfolios and to rebalance the Portfolio on a quarterly basis. All three component portfolios were positive for the six-month period and their returns were nearly identical (5.5% to 5.6%). Relative to the S&P 500, the Portfolio’s performance was hurt by the Franklin Income segment’s inclusion of bonds, albeit high yield bonds, in a period when stocks returned more than bonds; it was also hurt by Templeton Growth’s inclusion of both foreign and domestic stocks when foreign stocks lagged; and Mutual Share’s value tilt in a market that generally favored growth style stocks.

Equity holdings that hurt the performance of the Mutual Share sleeve included U.S. energy company Marathon Oil and German industrial conglomerate ThyssenKrupp. On the plus side, strong performers included software company Microsoft, drugstore chain CVS Caremark, and U.S. cable company, Time Warner Cable.

Within Franklin Income’s equity holdings, the Financials, Utilities and Health Care sectors were the primary contributors while Energy and Materials struggled. Bank of America and Wells Fargo in Financials provided strong gains early in the period. Within its fixed income segment, Franklin Income continued to focus on high yield bonds for which they were rewarded for the full six month period, even with a decline in value during May.

Templeton Growth’s overweighting in European Financials was a primary source of sector underperformance during the review period. Among the positions that detracted from relative performance were French lender Credit Agricole and Italy’s Unicredit. Regionally, North American holdings outperformed as stock selection overcame a detractive underweighting in the resilient U.S. market.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. S&P 500 INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
Met/Franklin Templeton Founding Strategy Portfolio
Class A	5.78	-2.18	1.26
Class B	5.66	-2.53	1.01
S&P 500 Index[1]	9.49	5.45	1.63

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The S&P 500 Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A and Class B shares is 4/28/2008. Index returns are based on an inception date of 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Met/Franklin Mutual Shares Portfolio (Class A)	33.7
Met/Franklin Income Portfolio (Class A)	33.3
Met/Templeton Growth Portfolio (Class A)	33.0

MIST-2

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Franklin Templeton Founding Strategy Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)(b)	Actual	0.44%	$1,000.00	$1,057.80	$2.25
	Hypothetical*	0.44%	$1,000.00	$1,022.68	$2.21

Class B(a)(b)	Actual	0.69%	$1,000.00	$1,056.60	$3.53
	Hypothetical*	0.69%	$1,000.00	$1,021.43	$3.47

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

(b) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met/Franklin Income Portfolio (Class A) (a)	30,131,590	$301,918,529
Met/Franklin Mutual Shares Portfolio (Class A) (a)	42,975,107	304,693,506
Met/Templeton Growth Portfolio (Class A) (a)	34,795,387	298,892,372

Total Mutual Funds (Cost $863,316,129)		905,504,407

Total Investments—100.0% (Cost $863,316,129#)		905,504,407
Other assets and liabilities (net)—0.0%		(276,995)

Net Assets—100.0%		$905,227,412

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $863,316,129. The aggregate unrealized appreciation and depreciation of investments were $54,552,679 and $(12,364,401), respectively, resulting in net unrealized appreciation of $42,188,278 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$905,504,407	$—	$—	$905,504,407
Total Investments	$905,504,407	$—	$—	$905,504,407

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$905,504,407
Receivable for investments sold		234,704
Receivable for shares sold		84,447
Receivable from investment adviser		7,950

Total Assets		905,831,508
Liabilities
Payables for:
Investments purchased	$3,766
Shares redeemed	315,385
Accrued expenses:
Management fees	32,861
Distribution and service fees—Class B	175,351
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	37,821

Total Liabilities		604,096

Net Assets		$905,227,412

Net assets represented by
Paid in surplus		$787,787,704
Accumulated net realized gain		52,762,508
Unrealized appreciation on affiliated investments		42,188,278
Undistributed net investment income		22,488,922

Net Assets		$905,227,412

Net Assets
Class A		$22,360,843
Class B		882,866,569
Capital Shares Outstanding*
Class A		2,345,095
Class B		93,061,186
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.54
Class B		9.49

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $863,316,129.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$23,854,317

Total investment income		23,854,317
Expenses
Management fees	$207,228
Administration fees	11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class B	1,112,318
Audit and tax services	16,930
Legal	18,420
Trustees’ fees and expenses	18,094
Miscellaneous	2,644

Total expenses	1,400,027
Less expenses reimbursed by the Adviser	(59,753)

Net expenses	1,340,274

Net investment income		22,514,043

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain (loss) on:
Affiliated investments		(742,346)
Capital gain distributions from Affiliated Underlying Portfolios		70,713,174

Net realized gain on investments and capital gain distributions from Affiliated Underlying Portfolios		69,970,828

Net change in unrealized depreciation on affiliated investments		(43,222,043)

Net realized and unrealized gain on affiliated investments		26,748,785

Net Increase in Net Assets From Operations		$49,262,828

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$22,514,043	$25,046,684
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	69,970,828	25,434,010
Net change in unrealized depreciation on affiliated investments	(43,222,043)	(69,299,595)

Net increase (decrease) in net assets resulting from operations	49,262,828	(18,818,901)

Distributions to Shareholders
From net investment income
Class A	(945,514)	(33,126)
Class B	(36,151,721)	(15,257,710)
From net realized capital gains
Class A	(365,351)	(1,682)
Class B	(14,829,246)	(867,302)

Net decrease in net assets resulting from distributions	(52,291,832)	(16,159,820)

Net increase in net assets from capital share transactions	22,063,982	71,022,115

Net Increase in Net Assets	19,034,978	36,043,394

Net Assets
Net assets at beginning of period	886,192,434	850,149,040

Net assets at end of period	$905,227,412	$886,192,434

Undistributed net investment income at end of period	$22,488,922	$37,072,114

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	23,813	$232,419	2,058,289	$19,931,798
Reinvestments	137,263	1,310,865	3,353	34,808
Redemptions	(14,910)	(146,329)	(17,847)	(174,764)

Net increase	146,166	$1,396,955	2,043,795	$19,791,842

Class B
Sales	2,752,218	$27,159,130	15,030,804	$150,264,348
Reinvestments	5,360,775	50,980,967	1,559,479	16,125,012
Redemptions	(5,893,125)	(57,473,070)	(11,804,772)	(115,159,087)

Net increase	2,219,868	$20,667,027	4,785,511	$51,230,273

Increase derived from capital shares transactions		$22,063,982		$71,022,115

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009		2008(a)
Net Asset Value, Beginning of Period	$9.58		$9.91	$8.98		$6.97		$10.00

Income (Loss) From Investment Operations
Net investment income (loss) (b)	0.25		0.10	0.16		(0.00	)(c)	0.08
Net realized and unrealized gain (loss) on investments	0.31		(0.23)	0.77		2.01		(2.97)

Total from investment operations	0.56		(0.13)	0.93		2.01		(2.89)

Less Distributions
Distributions from net investment income	(0.43)		(0.19)	0.00		0.00		(0.14)
Distributions from net realized capital gains	(0.17)		(0.01)	(0.00	)(d)	0.00		0.00

Total distributions	(0.60)		(0.20)	(0.00	)(d)	0.00		(0.14)

Net Asset Value, End of Period	$9.54		$9.58	$9.91		$8.98		$6.97

Total Return (%) (e)	5.78	(f)	(1.46)	10.36		28.84		(28.92	)(f)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (h)	0.06	(g)	0.06	0.07		0.08		0.44	(g)
Ratio of net expenses to average net assets (%) (i)(j)	0.05	(g)	0.05	0.05		0.05		0.05	(g)
Ratio of net investment income (loss) to average net assets (%) (k)	5.22	(g)	1.04	1.72		(0.04)		1.23	(g)
Portfolio turnover rate (%)	4.3	(f)	5.9	5.3		6.7		4.4	(f)
Net assets, end of period (in millions)	$22.4		$21.1	$1.5		$1.0		$0.3

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009		2008(a)
Net Asset Value, Beginning of Period	$9.52		$9.86	$8.96		$6.97		$10.00

Income (Loss) From Investment Operations
Net investment income (loss) (b)	0.24		0.28	0.14		(0.02)		0.26
Net realized and unrealized gain (loss) on investments	0.30		(0.44)	0.76		2.01		(3.16)

Total from investment operations	0.54		(0.16)	0.90		1.99		(2.90)

Less Distributions
Distributions from net investment income	(0.40)		(0.17)	0.00		0.00		(0.13)
Distributions from net realized capital gains	(0.17)		(0.01)	(0.00	)(d)	0.00		0.00

Total distributions	(0.57)		(0.18)	(0.00	)(d)	0.00		(0.13)

Net Asset Value, End of Period	$9.49		$9.52	$9.86		$8.96		$6.97

Total Return (%) (e)	5.66	(f)	(1.76)	10.05		28.55		(28.98	)(f)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (h)	0.31	(g)	0.31	0.32		0.33		0.38	(g)
Ratio of net expenses to average net assets (%) (i)(j)	0.30	(g)	0.30	0.30		0.30		0.30	(g)
Ratio of net investment income (loss) to average net assets (%) (k)	4.93	(g)	2.81	1.57		(0.29)		4.97	(g)
Portfolio turnover rate (%)	4.3	(f)	5.9	5.3		6.7		4.4	(f)
Net assets, end of period (in millions)	$882.9		$865.1	$848.6		$664.9		$276.3

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Net investment loss was less than $0.01.
(d)	Distributions from net realized capital gains were less than $0.01.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(f)	Periods less than one year are not computed on an annualized basis.
(g)	Computed on an annualized basis.
(h)	See Note 3 of the Notes to Financial Statements.
(i)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(j)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(k)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Templeton Founding Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is a “fund of funds” that invests, on a fixed percentage basis, in a combination of the Trust’s portfolios sub-advised by subsidiaries of Franklin Resources, Inc. (collectively, “Franklin Templeton”), which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the “Underlying Portfolios”), each of which is a separate portfolio of the Trust. The Portfolio may deviate from its percentage allocations as a result of appreciation or depreciation in the value of the shares of the Underlying Portfolios it holds.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from underlying portfolios, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-8

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$207,228	0.05%	First $500 Million
	0.04%	$500 Million to $1 Billion
	0.03%	Over $1 Billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays MetLife Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009	2010	2011
		Subject to repayment until December 31,
Class A	Class B	2013	2014	2015	2016
0.05%	0.30%	$85,140	$133,123	$121,824	$107,891

As of June 30, 2012, there were no expenses repaid to the Adviser in accordance with the Expense Limitation Agreement. Amounts waived for the period ended June 30, 2012 are shown as expenses reimbursed by the Adviser in the Statement of Operations.

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred. As of June 30, 2012, there was $507,731 in expense deferrals eligible for recoupment by the Adviser.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

MIST-9

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$102,639,858	$—	$39,618,095

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. The Underlying Portfolios reduce the credit risk associated with favorable contracts by entering into master netting arrangements to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Underlying Portfolios’ overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Met/Franklin Income Portfolio*	29,936,615	2,299,597	(2,104,622)	30,131,590
Met/Franklin Mutual Shares Portfolio*	37,009,206	7,825,696	(1,859,795)	42,975,107
Met/Templeton Growth Portfolio*	32,412,738	2,723,639	(340,990)	34,795,387

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

MIST-10

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Met/Franklin Income Portfolio	$996,358	$6,602,697	$15,928,119	$301,918,529
Met/Franklin Mutual Shares Portfolio	(1,936,856)	52,767,307	2,416,411	304,693,506
Met/Templeton Growth Portfolio	198,152	11,343,170	5,509,787	298,892,372

	$(742,346)	$70,713,174	$23,854,317	$905,504,407

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$15,290,836	$—	$868,984	$2,525	$16,159,820	$2,525

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$37,097,181	$15,194,575	$68,202,023	$—	$120,493,779

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-11

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-12

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-13

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Met Investors Series Trust Met/Templeton Growth Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Met/Templeton Growth Portfolio

Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Met/Templeton Growth Portfolio returned 5.53%, 5.44%, and 5.38%, respectively. The Portfolio’s benchmark, the MSCI World Index1, returned 5.91% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six months under review encompassed two different market environments. The first quarter of 2012 delivered the best annual start for global developed stocks in more than a decade, as measured by the MSCI World Index, as signs of United States (“U.S.”) economic recovery and European policy relief underpinned a rally in cyclical stocks. Yet, renewed global economic weakness and European debt concerns led the market lower in the second quarter, and stocks dropped sharply in the spring before additional policy action prompted a rebound in June. Politics largely drove the markets during the first half of 2012 as investors closely monitored developments in Europe, where German-led austerity demands were met with increasing resentment from the highly indebted periphery. Coalition-building efforts in Greece collapsed amid anger over the terms of the country’s second bailout, forcing a new election that brought some relief when the pro-euro party won. Elsewhere in the region, France’s socialist candidate clinched the presidency on a pro-growth platform and the Dutch cabinet resigned in the wake of a contentious austerity deal.

On the economic front, global growth trends generally moderated, led by Europe, which narrowly avoided recession mainly because of German export strength. Yet, even the more resilient economies of Germany, the U.S. and China showed signs of a slowdown at period-end. The combination of lagging growth, political uncertainty and populist unrest pressured investor confidence, and ratings agencies downgraded global banks and European sovereigns. Concerns about the sustainability of Italian and Spanish borrowing costs added to investor anxiety as bond yields climbed. Europe’s initial policy responses—including enhanced liquidity measures and an ineffective Spanish banking bailout—did little to address the structural imbalances of Eurozone economies or the solvency fears plaguing the region’s banking system. Yet, encouraging progress did emerge at period-end when leaders in Brussels agreed to ease conditions of sovereign bond purchases and permit the region’s bailout fund to directly recapitalize banks. Meanwhile, the U.S. Federal Reserve Board opted to extend its strategy, dubbed Operation Twist, designed to lower systemically important interest rates, and the People’s Bank of China slashed interest rates for the first time since the global financial crisis began. In the latter part of the period, commodities extended recent losses, with oil falling back below $100, while the euro dipped and traditional safe havens like U.S. Treasuries, the U.S. dollar and the Japanese yen made gains.

The Financials sector is one area where we believe near-term worries created selective long-term opportunities. Fears abounded that a combination of asset impairment, funding seizure or deposit flight could possibly render European banks insolvent and spark a systemic contagion. Heavy investment outflows from Financials accompanied this apprehension. By the end of the review period, the entire European banking sector’s market capitalization had shrunken considerably. Short stakes in Financials remained higher than for any other sector. It was perhaps unsurprising that at period-end many of the main European banks traded at all-time low valuations that were in line with those of U.S. banks in 1932.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Although the Portfolio delivered absolute gains for shareholders during the volatile six months under review, the seemingly bipolar “risk on/risk off” environment that has characterized equity markets since the global financial crisis began continued to challenge bottom-up investors. What we viewed as the market’s refusal to distinguish value at the stock level produced a negative “stock selection effect” for the Portfolio, offsetting allocation benefits and resulting in relative underperformance versus the benchmark.

Stock-specific weakness among the Portfolio’s overweighting in European Financials was a primary source of sector underperformance during the review period. Among the positions notably detracting from relative performance were French lender Credit Agricole, which fell to a record low following losses from its Greek operations, and Italy’s Unicredit, which undertook an ill-timed rights offering at the beginning of the period. However, we believe Credit Agricole’s Greek exposure obscured the value of its core northern European businesses, where recent results confirmed to us encouraging operational progress. Unicredit, having already addressed capital adequacy concerns, is now progressing with cost-cutting and profit improvement initiatives. Swiss-based financial services firm Credit Suisse Group also detracted from relative performance after the Swiss National Bank (“SNB”) urged the company to increase capital reserves. However, the SNB is not the company’s regulator, capital ratios remained in line with Basel III targets, and we believe an equity issuance is unlikely given the firm’s various sources of available capital.

In our view, a stance against the European banking system at recent stock price levels reflected a bet that Europe’s political dysfunction will lead to an unraveling of the euro currency, a fate we firmly believe will be avoided as the break-up costs would handily exceed the costs of keeping the union intact. Furthermore, powerful policy tools still remained available as of period-end, and we believe depressed valuations failed to acknowledge such potentially supportive measures. As a result, our analysis led us to conclude certain deeply discounted regional banks with adequate capital positions, solid brands and good core businesses are likely to survive and can offer considerable upside potential should Europe ultimately establish a credible federal system of checks and balances on regional fiscal policy. In addition to holding deep-value European banks, we maintained exposure to Financials stocks with what we viewed as defensive characteristics and attractive growth profiles in other regions. We believe our selective holdings represent a dynamic investing approach in the market’s most challenging and potentially rewarding environment.

MIST-1

Met Investors Series Trust

Met/Templeton Growth Portfolio

Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary*—(Continued)

Although Financial holdings were the primary source of relative underperformance at the sector level, the period also featured more modest laggards. An underweighted position and stock selection in the defensive Consumer Staples sector, where we believe volatile input costs and intense competition were likely to pressure margins for the foreseeable future, also detracted from relative returns. The sector’s underperformance was primarily attributable to stock-specific weakness at food retailer Tesco (United Kingdom), which dropped sharply after holiday sales disappointed and the firm reduced earnings guidance due to weakness in its domestic operations. In our view, Tesco maintained a highly dominant domestic market position and remained arguably the most efficient food merchandiser with the best track record for global market expansion. A new management team brought a breath of fresh air to a company that many feared rested on its laurels, and could help address near-term challenges and sustain Tesco’s historically strong record for maintaining long-term shareholder returns.

Energy holdings also lagged mainly due to stock-specific weakness; among these were four of the Portfolio’s biggest detractors. For example, U.S. oilfield services firm Baker Hughes lost value as low natural gas prices shifted activity to more profitable oil drilling, crimping margins as pressure pumping supply increased and equipment relocation stalled production. From our perspective, most issues plaguing Baker appeared transitory and the company was aggressively working to mitigate their impact, creating what we construed to be an opportunity to buy one of the world’s highest quality oilfield services firms at multi-decade low valuation levels. Overall, we remained favorable toward our Energy holdings and believe certain firms with the technology and expertise to extract hydrocarbons stand to benefit as new reserves are developed in increasingly remote and difficult locations.

Similar challenges and opportunities confronted the global mining industry; however, although energy multiples remained relatively reasonable in recent years, mining valuations hit a record high and profit margins reached peak levels as official stimulus debased the U.S. dollar and spurred a massive demand recovery, underpinning commodities strength. Although such positive momentum bolstered consensus optimism in the sector, it signaled caution to us, and our long-standing Materials underweighting notably contributed to relative performance during the period as commodities extended their declines amid global growth concerns. Consumer Discretionary stocks also significantly contributed to relative returns, driven by overweighting in the buoyant sector and individual stock strength. In particular, media holdings strongly outperformed, led by U.S. cable providers Comcast and Time Warner Cable each beating profit and sales estimates on broadband subscriber gains. Recent results supported our long-held view that the cable industry’s control of the valuable broadband pipeline represents a powerful secular growth driver to buffer more cyclical revenue sources such as video and advertising. Content producers like U.S.-based Disney and News Corp. also strongly outperformed the benchmark as the proliferation of media consumption services and devices enhanced demand for quality content. Disney rallied to its highest share price after growing earnings more than 20%, and News Corp. surged after its board agreed to split the company’s low-growth publishing assets from its high-growth entertainment assets.

Regionally, the Portfolio’s North American holdings outperformed as stock selection overcame a detractive underweighting in the resilient U.S. market. Asian holdings also notably contributed to relative performance, led by an overweighting in Singapore and stock selection in Japan. However, these contributors were largely offset by underperformance in Europe, where an overweighted position and stock-specific weakness weighed on relative results. Although the situation in Europe remained fluid, we found recent policy pronouncements encouraging and identified considerable valuation support. Restoring sustainable economic balance to the Eurozone will likely ultimately require a combination of stimulus and structural reform to improve competitiveness and growth, spending cuts to restore fiscal sustainability and credible policy advancement toward banking and fiscal union. Recently announced measures, which included direct bank recapitalizations and easier conditions for sovereign bond purchases, could potentially serve to break the cycle between Sovereigns and Banks that has challenged the region’s private and public funding mechanisms.

Although we find underperformance unacceptable, we note that such periods are not unprecedented or unexpected. During our long tenure of investment management, we have experienced periods of long-term underperformance far deeper than what we have undergone recently. We believe our disciplined investment strategy can allow us to see past the market’s myopic focus and help us uncover long-term values. Our bottom-up stock analysis indicated that European stocks at period-end traded at their lowest price-to-book levels since March 2009, offering what we believe were attractive entry points into some of the region’s highest quality global brands. Asian and emerging market stocks also remained below their long-term average price-to-earnings ratios, and stood to potentially benefit should growth in these regions exceed diminished expectations. In an era of low interest rates and investor uncertainty, we believe the assets most

MIST-2

Met Investors Series Trust

Met/Templeton Growth Portfolio

Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary*—(Continued)

likely to outperform over the long term are the most undervalued stocks. Such discounts often exist for a reason, and investing in deeply undervalued stocks in times of crisis requires rigorous analysis, as well as patience and fortitude through periods of considerable adversity. We believe our discipline in challenging environments has paid off in the past, and we remain confident in it if investors refocus on fundamental value.

Norman Boersma, CFA

Tucker Scott, CFA

Lisa Myers, J.D., CFA

Portfolio Managers

Templeton Global Advisors Limited

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-3

Met Investors Series Trust

Met/Templeton Growth Portfolio

MET/TEMPLETON GROWTH PORTFOLIO MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED VS. MSCI WORLD INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
Met/Templeton Growth Portfolio
Class A	5.53	-9.40	-1.49
Class B	5.44	-9.64	-1.73
Class E	5.38	-9.54	-9.14
MSCI World Index[1]	5.91	-4.98	-2.56

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI World Index is a capitalization weighted index that measures performance of stocks from developed countries around the world. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A and Class B shares is 4/28/2008. Inception of Class E shares is 4/26/2011. Index returns are based on an inception date of 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Amgen, Inc.	2.7
Comcast Corp. - Special Class A	2.5
Pfizer, Inc.	2.5
Sanofi	2.3
Microsoft Corp.	2.3
Vodafone Group plc	2.1
GlaxoSmithKline plc	1.9
Samsung Electronics Co., Ltd.	1.6
CRH plc	1.6
Roche Holding AG	1.5

Top Sectors

% of Market Value of Total Investments
Financials	19.0
Health Care	15.4
Consumer Discretionary	13.8
Information Technology	12.8
Industrials	12.4
Energy	10.9
Telecommunication Services	8.8
Materials	2.7
Consumer Staples	2.5
Cash & Cash Equivalents	1.7

MIST-4

Met Investors Series Trust

Met/Templeton Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Templeton Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.76%	$1,000.00	$1,055.30	$3.88
	Hypothetical*	0.76%	$1,000.00	$1,021.08	$3.82

Class B(a)	Actual	1.01%	$1,000.00	$1,054.40	$5.16
	Hypothetical*	1.01%	$1,000.00	$1,019.84	$5.07

Class E(a)	Actual	0.91%	$1,000.00	$1,053.80	$4.65
	Hypothetical*	0.91%	$1,000.00	$1,020.34	$4.57

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-5

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
BAE Systems plc	377,978	$1,710,494

Air Freight & Logistics—2.6%
Deutsche Post AG	124,165	2,199,100
FedEx Corp.	39,840	3,649,742
United Parcel Service, Inc. - Class B	80,500	6,340,180

		12,189,022

Airlines—2.3%
Deutsche Lufthansa AG	390,665	4,522,034
International Consolidated Airlines Group S.A.*	2,532,013	6,337,361

		10,859,395

Auto Components—1.1%
Cie Generale des Etablissements Michelin - Class B (a)	77,567	5,073,242

Automobiles—1.9%
Mazda Motor Corp.*	1,120,000	1,520,242
Nissan Motor Co., Ltd.	262,700	2,487,952
Toyota Motor Corp.	115,900	4,671,417

		8,679,611

Biotechnology—2.7%
Amgen, Inc.	172,940	12,631,538

Capital Markets—2.9%
Bank of New York Mellon Corp. (The)	48,290	1,059,966
Credit Suisse Group AG	222,887	4,071,873
Morgan Stanley	250,400	3,653,336
Nomura Holdings, Inc.	309,000	1,153,974
UBS AG*	295,382	3,454,314

		13,393,463

Chemicals—0.6%
Akzo Nobel N.V.	65,108	3,062,676

Commercial Banks—6.7%
BNP Paribas S.A.	141,810	5,474,402
Credit Agricole S.A.*	638,110	2,816,747
DBS Group Holdings, Ltd.	342,500	3,780,512
HSBC Holdings plc	419,862	3,764,062
ICICI Bank, Ltd. (ADR)	68,980	2,235,642
Intesa Sanpaolo S.p.A.	2,721,787	3,892,983
KB Financial Group, Inc.	105,854	3,447,839
Lloyds Banking Group plc*	2,717,960	1,336,883
UniCredit S.p.A.*	1,269,861	4,811,832

		31,560,902

Commercial Services & Supplies—0.4%
Rentokil Initial plc	1,442,047	1,669,470

Communications Equipment—2.5%
Brocade Communications Systems, Inc.* (a)	422,540	2,083,122
Cisco Systems, Inc.	397,910	6,832,115

Communications Equipment—(Continued)
Telefonaktiebolaget LM Ericsson - Class B	331,894	$3,028,506

		11,943,743

Computers & Peripherals—1.1%
Dell, Inc.*	176,240	2,206,525
Hewlett-Packard Co.	148,060	2,977,486

		5,184,011

Construction & Engineering—0.1%
Carillion plc (a)	95,620	414,078

Construction Materials—1.6%
CRH plc	391,653	7,529,501

Consumer Finance—1.3%
American Express Co.	102,660	5,975,839

Diversified Financial Services—3.4%
Bank of America Corp.	199,380	1,630,928
Citigroup, Inc.	189,561	5,195,867
ING Groep N.V.*	910,480	6,142,851
JPMorgan Chase & Co.	85,870	3,068,135

		16,037,781

Diversified Telecommunication Services—4.4%
China Telecom Corp., Ltd. (ADR)	30,950	1,362,419
France Telecom S.A.	266,415	3,505,927
Singapore Telecommunications, Ltd.	2,558,000	6,681,666
Telefonica S.A.	187,548	2,474,326
Telekom Austria AG	69,211	680,301
Telenor ASA	126,466	2,109,142
Vivendi(a)	209,811	3,900,518

		20,714,299

Electrical Equipment—1.0%
Alstom S.A. (a)	152,104	4,831,325

Electronic Equipment, Instruments & Components—1.1%
Flextronics International, Ltd.*	314,210	1,948,102
TE Connectivity, Ltd.	97,790	3,120,479

		5,068,581

Energy Equipment & Services—2.9%
Baker Hughes, Inc. (a)	145,170	5,966,487
Halliburton Co.	109,680	3,113,815
Noble Corp.*	100,790	3,278,699
SBM Offshore N.V.*	78,600	1,090,836

		13,449,837

Food & Staples Retailing—2.5%
CVS Caremark Corp.	150,168	7,017,351
TESCO plc	948,027	4,608,223

		11,625,574

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—1.2%
Medtronic, Inc.	144,490	$5,596,098

Health Care Providers & Services—0.6%
Quest Diagnostics, Inc. (a)	44,740	2,679,926

Household Durables—0.5%
Persimmon plc	248,267	2,375,677

Industrial Conglomerates—3.2%
Citic Pacific, Ltd. (a)	42,814	65,257
General Electric Co.	238,320	4,966,589
Koninklijke Philips Electronics N.V.	275,053	5,438,786
Siemens AG	52,593	4,420,846

		14,891,478

Insurance—4.0%
Aviva plc	868,048	3,715,665
AXA S.A.	326,731	4,373,035
Muenchener Rueckversicherungs AG	29,261	4,128,429
RenaissanceRe Holdings, Ltd.	8,240	626,323
Swiss Re AG*	97,008	6,094,319

		18,937,771

IT Services—0.0%
SAIC, Inc. (a)	19,200	232,704

Life Sciences Tools & Services—0.2%
Lonza Group AG*	18,749	780,734

Machinery—1.0%
Navistar International Corp.* (a)	160,330	4,548,562

Media—7.6%
Comcast Corp. - Special Class A	378,560	11,886,784
News Corp. - Class A	252,630	5,631,123
Reed Elsevier N.V.	129,357	1,479,755
Time Warner Cable, Inc.	75,856	6,227,778
Time Warner, Inc.	65,296	2,513,896
Viacom, Inc. - Class B	78,100	3,672,262
Walt Disney Co. (The)	86,200	4,180,700

		35,592,298

Metals & Mining—0.5%
POSCO	1,560	498,125
Vale S.A. (ADR)	85,020	1,658,740

		2,156,865

Multiline Retail—0.7%
Marks & Spencer Group plc	178,900	914,589
Target Corp.	44,510	2,590,037

		3,504,626

Office Electronics—0.4%
Konica Minolta Holdings, Inc. (a)	220,500	1,737,702

Oil, Gas & Consumable Fuels—8.0%
BP plc	868,351	$5,818,094
Chesapeake Energy Corp. (a)	150,380	2,797,068
Chevron Corp.	51,510	5,434,305
ENI S.p.A. (a)	161,044	3,436,897
Gazprom OAO (ADR)*	367,460	3,490,118
Petroleo Brasileiro S.A. (ADR)	69,570	1,262,000
Royal Dutch Shell plc - A Shares	2,811	94,692
Royal Dutch Shell plc - B Shares	199,678	6,968,804
Talisman Energy, Inc.	212,300	2,433,495
Total S.A.	128,704	5,808,300

		37,543,773

Pharmaceuticals—10.8%
GlaxoSmithKline plc	399,319	9,054,897
Merck & Co., Inc.	162,440	6,781,870
Merck KGaA	32,206	3,213,896
Novartis AG	35,767	1,995,081
Pfizer, Inc.	502,590	11,559,570
Roche Holding AG	41,425	7,151,091
Sanofi	140,155	10,628,101

		50,384,506

Professional Services—1.1%
Adecco S.A.* (a)	23,468	1,044,365
Hays plc	583,173	674,000
Randstad Holding N.V. (a)	116,545	3,441,794

		5,160,159

Real Estate Management & Development—0.6%
Cheung Kong Holdings, Ltd.	96,000	1,186,300
Swire Pacific, Ltd. - Class A	116,000	1,351,568
Swire Properties, Ltd.	81,200	245,092

		2,782,960

Semiconductors & Semiconductor Equipment—2.6%
Samsung Electronics Co., Ltd.	7,201	7,634,665
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	323,289	4,513,115

		12,147,780

Software—5.1%
Check Point Software Technologies, Ltd.* (a)	34,030	1,687,548
Microsoft Corp.	344,250	10,530,607
Nintendo Co., Ltd.	23,538	2,746,511
Oracle Corp.	129,110	3,834,567
SAP AG	81,985	4,841,502

		23,640,735

Specialty Retail—2.0%
Home Depot, Inc. (The)	66,800	3,539,732
Kingfisher plc	1,245,702	5,632,461

		9,172,193

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Trading Companies & Distributors—0.4%
ITOCHU Corp.	175,100	$1,837,440

Wireless Telecommunication Services—4.3%
China Mobile, Ltd.	142,500	1,567,996
Sprint Nextel Corp.*	1,598,740	5,211,892
Turkcell Iletisim Hizmetleri A.S. (ADR)*	292,840	3,675,142
Vodafone Group plc	3,509,496	9,860,406

		20,315,436

Total Common Stocks (Cost $474,755,552)		459,623,805

Short-Term Investments—7.6%

Mutual Fund—5.9%
State Street Navigator Securities Lending Prime Portfolio (b)	27,523,797	27,523,797

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $8,024,007 on 07/02/12, collateralized by $8,175,000 Federal National Mortgage Association at 0.750% due 04/10/15 with a value of $8,185,219.	$8,024,000	8,024,000

Total Short-Term Investments (Cost $35,547,797)		35,547,797

Total Investments—105.9% (Cost $510,303,349#)		495,171,602
Other assets and liabilities (net)—(5.9)%		(27,609,179)

Net Assets—100.0%		$467,562,423

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $510,303,349. The aggregate unrealized appreciation and depreciation of investments were $56,937,997 and $(72,069,744), respectively, resulting in net unrealized depreciation of $(15,131,747) for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $29,942,256 and the collateral received consisted of cash in the amount of $27,523,797 and non-cash collateral with a value of $1,633,917. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of June 30, 2012 (Unaudited)	% of Net Assets
United States	39.7%
United Kingdom	12.4%
France	9.9%
Switzerland	6.6%
Netherlands	5.9%
Germany	5.0%
Japan	3.5%
Singapore	2.7%
Italy	2.6%
South Korea	2.5%

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$1,710,494	$—	$1,710,494
Air Freight & Logistics	9,989,922	2,199,100	—	12,189,022
Airlines	—	10,859,395	—	10,859,395
Auto Components	—	5,073,242	—	5,073,242
Automobiles	—	8,679,611	—	8,679,611
Biotechnology	12,631,538	—	—	12,631,538
Capital Markets	4,713,302	8,680,161	—	13,393,463
Chemicals	—	3,062,676	—	3,062,676
Commercial Banks	2,235,642	29,325,260	—	31,560,902
Commercial Services & Supplies	—	1,669,470	—	1,669,470
Communications Equipment	8,915,237	3,028,506	—	11,943,743
Computers & Peripherals	5,184,011	—	—	5,184,011
Construction & Engineering	—	414,078	—	414,078
Construction Materials	—	7,529,501	—	7,529,501
Consumer Finance	5,975,839	—	—	5,975,839
Diversified Financial Services	9,894,930	6,142,851	—	16,037,781
Diversified Telecommunication Services	1,362,419	19,351,880	—	20,714,299
Electrical Equipment	—	4,831,325	—	4,831,325
Electronic Equipment, Instruments & Components	5,068,581	—	—	5,068,581
Energy Equipment & Services	12,359,001	1,090,836	—	13,449,837
Food & Staples Retailing	7,017,351	4,608,223	—	11,625,574
Health Care Equipment & Supplies	5,596,098	—	—	5,596,098
Health Care Providers & Services	2,679,926	—	—	2,679,926
Household Durables	—	2,375,677	—	2,375,677
Industrial Conglomerates	4,966,589	9,924,889	—	14,891,478
Insurance	626,323	18,311,448	—	18,937,771
IT Services	232,704	—	—	232,704
Life Sciences Tools & Services	—	780,734	—	780,734
Machinery	4,548,562	—	—	4,548,562
Media	34,112,543	1,479,755	—	35,592,298
Metals & Mining	1,658,740	498,125	—	2,156,865
Multiline Retail	2,590,037	914,589	—	3,504,626
Office Electronics	—	1,737,702	—	1,737,702
Oil, Gas & Consumable Fuels	15,206,838	22,336,935	—	37,543,773
Pharmaceuticals	18,341,440	32,043,066	—	50,384,506
Professional Services	—	5,160,159	—	5,160,159
Real Estate Management & Development	—	2,782,960	—	2,782,960

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$4,513,115	$7,634,665	$—	$12,147,780
Software	16,052,722	7,588,013	—	23,640,735
Specialty Retail	3,539,732	5,632,461	—	9,172,193
Trading Companies & Distributors	—	1,837,440	—	1,837,440
Wireless Telecommunication Services	8,887,034	11,428,402	—	20,315,436
Total Common Stocks	208,900,176	250,723,629	—	459,623,805
Short-Term Investments
Mutual Fund	27,523,797	—	—	27,523,797
Repurchase Agreement	—	8,024,000	—	8,024,000
Total Short-Term Investments	27,523,797	8,024,000	—	35,547,797
Total Investments	$236,423,973	$258,747,629	$—	$495,171,602

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Met/Templeton Growth Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$495,171,602
Cash		7,409
Cash denominated in foreign currencies (c)		117,784
Receivable for investments sold		255,873
Receivable for shares sold		110,755
Dividends receivable		1,497,600

Total Assets		497,161,023
Liabilities
Payables for:
Investments purchased	$69,569
Shares redeemed	1,559,680
Collateral for securities loaned	27,523,797
Accrued expenses:
Management fees	239,956
Distribution and service fees—Class B	28,282
Distribution and service fees—Class E	2,722
Administration fees	1,911
Custodian and accounting fees	63,763
Deferred trustees’ fees	29,886
Other expenses	79,034

Total Liabilities		29,598,600

Net Assets		$467,562,423

Net assets represented by
Paid in surplus		$465,350,564
Accumulated net realized gain		9,829,064
Unrealized depreciation on investments and foreign currency transactions		(15,137,738)
Undistributed net investment income		7,520,533

Net Assets		$467,562,423

Net Assets
Class A		$301,436,979
Class B		145,046,542
Class E		21,078,902
Capital Shares Outstanding*
Class A		35,094,053
Class B		16,962,013
Class E		2,456,041
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$8.59
Class B		8.55
Class E		8.58

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $510,303,349.
(b)	Includes securities loaned at value of $29,942,256.
(c)	Identified cost of cash denominated in foreign currencies was $117,851.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$9,445,174
Interest (b)		342,485

Total investment income		9,787,659
Expenses
Management fees	$1,614,706
Administration fees	7,720
Custodian and accounting fees	119,313
Distribution and service fees—Class B	184,647
Distribution and service fees—Class E	20,534
Audit and tax services	19,894
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	51,688
Insurance	1,231
Miscellaneous	4,350

Total expenses	2,060,594
Less management fee waiver	(58,237)
Less broker commission recapture	(128)

Net expenses	2,002,229

Net Investment Income		7,785,430

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		9,763,109
Foreign currency transactions		(66,065)

Net realized gain on investments and foreign currency transactions		9,697,044

Net change in unrealized appreciation on:
Investments		7,924,906
Foreign currency transactions		29,654

Net change in unrealized appreciation on investments and foreign currency transactions		7,954,560

Net realized and unrealized gain on investments and foreign currency transactions		17,651,604

Net Increase in Net Assets From Operations		$25,437,034

(a)	Net of foreign withholding taxes of $794,213.
(b)	Includes net income on securities loaned of $341,898.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Met/Templeton Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$7,785,430	$9,013,419
Net realized gain on investments and foreign currency transactions	9,697,044	22,148,608
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	7,954,560	(79,302,599)

Net increase (decrease) in net assets resulting from operations	25,437,034	(48,140,572)

Distributions to Shareholders
From net investment income
Class A	(5,555,891)	(4,433,348)
Class B	(2,401,968)	(1,065,614)
Class E	(458,657)	—
From net realized capital gains
Class A	(11,438,086)	—
Class B	(5,610,784)	—
Class E	(1,024,077)	—

Net decrease in net assets resulting from distributions	(26,489,463)	(5,498,962)

Net increase in net assets from capital share transactions	14,527,694	145,355,132

Net Increase in Net Assets	13,475,265	91,715,598

Net Assets
Net assets at beginning of period	454,087,158	362,371,560

Net assets at end of period	$467,562,423	$454,087,158

Undistributed net investment income at end of period	$7,520,533	$8,151,619

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	833,874	$7,558,246	3,688,060	$34,832,797
Fund subscription in kind (a)	—	—	75,234	778,675
Reinvestments	1,944,391	16,993,977	442,009	4,433,348
Redemptions	(359,257)	(3,501,848)	(1,937,562)	(18,145,975)

Net increase	2,419,008	$21,050,375	2,267,741	$21,898,845

Class B
Sales	1,083,433	$9,557,187	2,680,994	$24,808,399
Fund subscription in kind (a)	—	—	8,764,190	90,358,797
Reinvestments	919,949	8,012,752	106,668	1,065,614
Redemptions	(1,684,843)	(15,138,161)	(3,268,639)	(30,421,557)

Net increase	318,539	$2,431,778	8,283,213	$85,811,253

Class E (b)
Sales	114,788	$1,040,586	137,923	$1,219,968
Fund subscription in kind (c)	—	—	4,944,604	51,127,201
Reinvestments	169,649	1,482,734	—	—
Redemptions	(1,287,323)	(11,477,779)	(1,623,600)	(14,702,135)

Net increase (decrease)	(1,002,886)	$(8,954,459)	3,458,927	$37,645,034

Increase derived from capital shares transactions		$14,527,694		$145,355,132

(a)	Includes cash and securities amounting to $5,051,596 and $86,085,876, respectively. Securities were valued at market as of April 29, 2011.
(b)	Commencement of operations was 4/26/2011.
(c)	Includes cash and securities amounting to $3,584,710 and $47,542,491, respectively. Securities were valued at market as of April 29, 2011.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Met/Templeton Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008(a)
Net Asset Value, Beginning of Period	$8.62		$9.36	$8.77	$6.60		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.15		0.19	0.14	0.13		0.07
Net realized and unrealized gain (loss) on investments	0.34		(0.79)	0.56	2.04		(3.43)

Total from investment operations	0.49		(0.60)	0.70	2.17		(3.36)

Less Distributions
Distributions from net investment income	(0.17)		(0.14)	(0.11)	(0.00	)(c)	(0.04)
Distributions from net realized capital gains	(0.35)		0.00	0.00	0.00		0.00

Total distributions	(0.52)		(0.14)	(0.11)	(0.00	)(c)	(0.04)

Net Asset Value, End of Period	$8.59		$8.62	$9.36	$8.77		$6.60

Total Return (%) (h)	5.53	(d)	(6.61)	7.88	33.08		(33.62	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.78	(e)	0.82	0.82	0.87		1.27	(e)
Ratio of net expenses to average net assets (%) (f)	0.76	(e)	0.80	0.80	0.80		0.80	(e)
Ratio of net investment income to average net assets (%)	3.38	(e)	2.04	1.64	1.69		1.41	(e)
Portfolio turnover rate (%)	8.1	(d)	23.2	3.7	3.0		2.7
Net assets, end of period (in millions)	$301.4		$281.6	$284.5	$224.9		$94.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008(a)
Net Asset Value, Beginning of Period	$8.57		$9.32	$8.75	$6.60		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.14		0.17	0.12	0.10		0.06
Net realized and unrealized gain (loss) on investments	0.34		(0.79)	0.55	2.05		(3.43)

Total from investment operations	0.48		(0.62)	0.67	2.15		(3.37)

Less Distributions
Distributions from net investment income	(0.15)		(0.13)	(0.10)	(0.00	)(c)	(0.03)
Distributions from net realized capital gains	(0.35)		0.00	0.00	0.00		0.00

Total distributions	(0.50)		(0.13)	(0.10)	(0.00	)(c)	(0.03)

Net Asset Value, End of Period	$8.55		$8.57	$9.32	$8.75		$6.60

Total Return (%) (h)	5.44	(d)	(6.90)	7.66	32.62		(33.67	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.03	(e)	1.07	1.07	1.12		1.54	(e)
Ratio of net expenses to average net assets (%) (f)	1.01	(e)	1.05	1.05	1.05		1.05	(e)
Ratio of net investment income to average net assets (%)	3.10	(e)	1.88	1.41	1.33		1.11	(e)
Portfolio turnover rate (%)	8.1	(d)	23.2	3.7	3.0		2.7
Net assets, end of period (in millions)	$145.0		$142.7	$77.9	$20.0		$4.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Met/Templeton Growth Portfolio

Financial Highlights

	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011(g)

Net Asset Value, Beginning of Period	$8.61		$10.16

Income (Loss) From Investment Operations
Net investment income (b)	0.14		0.14
Net realized and unrealized gain (loss) on investments	0.34		(1.69)

Total from investment operations	0.48		(1.55)

Less Distributions
Distributions from net investment income	(0.16)		0.00
Distributions from net realized capital gains	(0.35)		0.00

Total distributions	(0.51)		0.00

Net Asset Value, End of Period	$8.58		$8.61

Total Return (%) (h)	5.38	(d)	(15.26	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.93	(e)	0.97	(e)
Ratio of net expenses to average net assets (%) (f)	0.91	(e)	0.95	(e)
Ratio of net investment income to average net assets (%)	3.05	(e)	2.18	(e)
Portfolio turnover rate (%)	8.1	(d)	23.2
Net assets, end of period (in millions)	$21.1		$29.8

(a)	Commencement of operations was 4/28/2008.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net investment income were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Commencement of operations was 4/26/2011.
(h)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Templeton Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-15

Met Investors Series Trust

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-16

Met Investors Series Trust

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFICs), deferred trustees’ compensation, and capital loss carryforwards as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of

MIST-17

Met Investors Series Trust

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Templeton Global Advisors Limited (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,614,706	0.700%	First $100 million
	0.680%	$100 million to $250 million
	0.670%	$250 million to $500 million
	0.660%	$500 million to $750 million
	0.650%	Over $750 million

The subadvisory fee the Adviser pays to the subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The subadvisory fee the Adviser pays to the subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

For the period April 30, 2012 to April 30, 2013, the Adviser contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were aggregated with those of the Met/Franklin Low Duration Total Return Portfolio, Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton International Bond Portfolio, each a series of the Trust.

An identical agreement was in place for the period May 24, 2011 through April 29, 2012. Amounts waived for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E
0.80%	1.05%	0.95%

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Met Investors Series Trust

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

As of June 30, 2012, there were no expenses repaid to the Adviser in accordance with the Expense Limitation Agreement. Amounts waived for the six months ended June 30, 2012 are shown as expense reimbursed by the Adviser in the Statement of Operations, if applicable.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$37,640,059	$—	$43,650,614

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk

MIST-19

Met Investors Series Trust

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$5,498,962	$3,199,549	$—	$—	$5,498,962	$3,199,549

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards and Deferrals	Total
$8,416,283	$18,072,910	$(23,199,838)	$—	$3,289,355

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-20

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-21

Met Investors Series Trust

Met/Templeton Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-22

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Met/Templeton International Bond Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Met/Templeton International Bond Portfolio returned 5.09% and 4.99%, respectively. The Portfolio’s benchmark, the Citigroup World Government Bond Index (“WGBI”) ex-U.S.1, returned -0.02% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The global economic recovery was mixed during the first half of 2012. Emerging markets continued to lead the recovery with many economies returning to and exceeding pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, also enjoyed relatively strong recoveries, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. Fears surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential “hard landing” in China dominated financial market headlines early in the period. Policymakers in the largest developed economies increased their already unprecedented efforts to supply liquidity and with few exceptions, policymakers elsewhere in the world either paused their monetary tightening cycles or reversed previous tightening efforts in response to the external environment.

The continuing eurozone sovereign debt crisis contributed to periods of market risk aversion, during which yields declined, equity markets sold off and perceived safe-haven assets such as U.S. Treasuries rallied. These alternated with periods of heightened risk appetite, during which yields increased and investors again favored risk assets. Increased liquidity creation, particularly from the European Central Bank’s Long-Term Refinancing Operation and meaningful progress toward coordinated action to address persistent banking and structural economic issues alleviated investor fears of a disorderly sovereign credit event and the potential for financial contagion. Positive economic data, including first quarter year-over-year real Gross Domestic Product (GDP) growth of 2.0% in the U.S. and 8.1% in China challenged more dire predictions of a severe global economic slowdown.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Our diversified currency exposure contributed to absolute performance and certain Latin American and Asia ex-Japan currencies were among the largest contributors. The Japanese yen depreciated against the U.S. dollar and the Portfolio’s net negative position in the currency helped absolute and relative performance. Our net-negative position in the euro also contributed to performance as the euro depreciated against most major currencies during the period. We maintained a defensive posture with respect to interest rate risk in developed and emerging markets in an attempt to cushion the Portfolio from rising yields (and the corresponding decline in bond prices) and to mitigate the risks arising from a combination of historically low interest rates and accommodative monetary policy in the G-3, rising price pressures originating from China and resilient global demand.

At period-end, the Portfolio had a shorter duration position than the benchmark index, a stance arising from our assessment that there is limited scope for further global interest rate reductions. However, we maintained select duration exposures in certain Latin American and Asian countries where we believed long-term bond yields could benefit from declining risk premiums. Overall, interest rate strategies had a largely neutral effect on relative performance. We also built positions in currencies of countries we believed to have attractive medium-term growth prospects and rising short-term interest rate differentials. In particular, we favored Asian, some Latin American, and non-euro European currencies. Our net negative position in the yen reflected our pessimistic view on the relative prospects for the Japanese economy and served as an implicit hedge against potential rising yields in the U.S., given the yen’s historically strong correlation to long-term U.S. Treasury yields. We maintained select U.S. dollar and euro-denominated sovereign credit exposures and overall, these exposures contributed to Portfolio performance.

Michael Hasenstab, Ph.D.

Canyon Chan, CFA

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Met/Templeton International Bond Portfolio

MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO MANAGED BY

FRANKLIN ADVISERS, INC. VS. CITIGROUP WORLD GOVERNMENT BOND INDEX (“WGBI”) EX-U.S.1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
Met/Templeton International Bond Portfolio
Class A	5.09	-0.92	9.07
Class B	4.99	-1.13	8.82
Citigroup World Government Bond Index (“WGBI”) ex-U.S.[1]	-0.02	0.44	6.41

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Citigroup World Government Bond Index (“WGBI”) ex-U.S. is market capitalization weighted and tracks total returns of government bonds in 20 countries globally, excluding the United States.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A and Class B shares is 5/1/2009. Index returns are based on an inception date of 5/1/2009.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
Korea Treasury Bond	9.7
Poland Government Bond	7.8
Mexican Bonos	7.4
Sweden Government Bond	6.6
Indonesia Treasury Bond	5.3
Korea Monetary Stabilization Bond	5.1
Ireland Government Bond	4.9
Bank Negara Malaysia Monetary Notes	4.4
New South Wales Treasury Corp.	3.5
Brazil Notas do Tesouro Nacional	3.3

Top Countries

% of Market Value of Total Investments
South Korea	15.7
United States	10.8
Australia	9.6
Mexico	8.5
Poland	8.2
Sweden	7.0
Indonesia	6.1
Malaysia	5.7
Ireland	5.2
Hungary	3.8

MIST-2

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Templeton International Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.73%	$1,000.00	$1,050.90	$3.72
	Hypothetical*	0.73%	$1,000.00	$1,021.23	$3.67

Class B	Actual	0.98%	$1,000.00	$1,049.90	$4.99
	Hypothetical*	0.98%	$1,000.00	$1,019.99	$4.92

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—84.1% of Net Assets

Security Description	Par Amount†	Value

Argentina—0.5%
Argentina Boden Bonds 0.785%, 08/03/12 (a)	44,400,000	$5,487,840

Australia—9.1%
Australia Government Bond Series 118 6.500%, 05/15/13 (AUD)	4,710,000	4,970,654
Australia Treasury Bill Series 1008 3.641%, 08/10/12 (AUD) (b)	3,305,000	3,369,169
New South Wales Treasury Corp. Series 13 5.250%, 05/01/13 (AUD)	1,315,000	1,370,209
Series 17RG 5.500%, 03/01/17 (AUD)	12,800,000	14,406,970
Series 813 5.500%, 08/01/13 (AUD)	21,175,000	22,218,536
Queensland Treasury Corp. Series 13 6.000%, 08/14/13 (AUD)	6,880,000	7,268,067
6.000%, 08/21/13 (AUD)	12,135,000	12,806,310
Series 17 6.000%, 09/14/17 (AUD)	12,500,000	14,268,479
Western Australia Treasury Corp. Series 12 5.500%, 07/17/12 (AUD)	3,499,000	3,584,663
Series 13 8.000%, 06/15/13 (AUD)	12,044,000	12,893,825

		97,156,882

Brazil—3.3%
Brazil Notas do Tesouro Nacional Series B 6.000%, 05/15/15 (BRL)	13,495,000	15,532,641
6.000%, 08/15/16 (BRL)	3,245,000	3,820,844
6.000%, 08/15/18 (BRL)	3,075,000	3,670,682
6.000%, 05/15/45 (BRL)	6,400,000	8,350,230
Series F 10.000%, 01/01/17 (BRL)	8,025,000	4,092,762

		35,467,159

Hungary—3.6%
Hungary Government Bond Series 13/D 6.750%, 02/12/13 (HUF)	102,900,000	453,413
Series 13/E 7.500%, 10/24/13 (HUF)	77,600,000	343,822
Series 14/C 5.500%, 02/12/14 (HUF)	237,400,000	1,021,550
Series 14/D 6.750%, 08/22/14 (HUF)	680,800,000	2,970,474
Series 15/A 8.000%, 02/12/15 (HUF)	109,300,000	489,822
Series 16/C 5.500%, 02/12/16 (HUF)	168,700,000	700,365

Hungary—(Continued)
Series 17/A 6.750%, 11/24/17 (HUF)	587,400,000	$2,489,597
Series 17/B 6.750%, 02/24/17 (HUF)	153,300,000	652,995
Series 19/A 6.500%, 06/24/19 (HUF)	153,000,000	632,814
Series 20/A 7.500%, 11/12/20 (HUF)	11,000,000	47,708
Series 22/A 7.000%, 06/24/22 (HUF)	95,900,000	402,125
Hungary Government International Bond 4.375%, 07/04/17 (EUR)	580,000	646,865
5.750%, 06/11/18 (EUR)	4,840,000	5,642,977
6.250%, 01/29/20 (c)	10,995,000	10,769,493
6.375%, 03/29/21 (c)	4,058,000	3,972,782
EMTN 3.875%, 02/24/20 (EUR)	6,510,000	6,685,461
Hungary Treasury Bills Series 12M 5.485%, 08/22/12 (HUF) (b)	195,400,000	856,941

		38,779,204

Iceland—0.3%
Iceland Government International Bond 5.875%, 05/11/22 (144A) (c)	3,080,000	2,992,420

Indonesia—5.7%
Indonesia Retail Bond Series OR17 7.950%, 08/15/13 (IDR)	40,500,000,000	4,460,468
Indonesia Treasury Bond Series FR33 12.500%, 03/15/13 (IDR)	37,300,000,000	4,182,342
Series FR34 12.800%, 06/15/21 (IDR)	93,010,000,000	14,352,248
Series FR44 10.000%, 09/15/24 (IDR)	186,070,000,000	25,361,088
Series FR47 10.000%, 02/15/28 (IDR)	92,960,000,000	12,822,977

		61,179,123

Ireland—4.9%
Ireland Government Bond 4.600%, 04/18/16 (EUR) (c)	982,000	1,206,060
4.500%, 10/18/18 (EUR)	1,042,000	1,206,829
4.400%, 06/18/19 (EUR)	1,532,000	1,738,969
5.900%, 10/18/19 (EUR)	3,639,000	4,473,499
4.500%, 04/18/20 (EUR)	5,279,000	5,942,234
5.000%, 10/18/20 (EUR)	12,210,000	14,068,443
5.400%, 03/13/25 (EUR)	20,387,000	23,474,892

		52,110,926

Israel—1.3%
Israel Government Bond - Fixed Series 0313 5.000%, 03/31/13 (ILS)	20,640,000	5,450,512

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Israel—(Continued)
Series 0913 3.500%, 09/30/13 (ILS)	31,257,000	$8,327,739

		13,778,251

Lithuania—1.6%
Lithuania Government International Bond 6.750%, 01/15/15 (144A)	7,480,000	8,115,800
7.375%, 02/11/20 (144A)	6,420,000	7,606,159
6.125%, 03/09/21 (144A)	930,000	1,027,650

		16,749,609

Malaysia—5.4%
Bank Negara Malaysia Monetary Notes 0.010%, 01/22/13 (MYR)	175,000	54,238
Series 0112 2.812%, 08/02/12 (MYR) (b)	770,000	241,911
Series 0212 2.786%, 01/10/13 (MYR) (b)	2,244,000	695,697
Series 0412 2.759%, 08/14/12 (MYR) (b)	1,170,000	367,208
Series 0512 2.809%, 01/17/13 (MYR) (b)	2,210,000	684,757
Series 0912 2.732%, 11/01/12 (MYR) (b)	9,550,000	2,977,883
Series 1012 2.740%, 12/20/12 (MYR) (b)	8,306,000	2,579,375
Series 1112 2.752%, 02/19/13 (MYR) (b)	16,540,000	5,111,420
Series 1312 2.812%, 09/20/12 (MYR) (b)	19,410,000	6,073,426
Series 1412 2.761%, 02/26/13 (MYR) (b)	51,780,000	15,992,707
Series 1812 2.939%, 11/22/12 (MYR) (b)	325,000	101,163
Series 2212 2.796%, 01/15/13 (MYR) (b)	6,535,000	2,024,969
Series 3012 2.969%, 08/07/12 (MYR) (b)	650,000	204,125
Series 3312 2.969%, 08/07/12 (MYR) (b)	690,000	216,686
Series 3912 2.790%, 05/02/13 (MYR) (b)	970,000	297,943
Series 4012 2.910%, 12/04/12 (MYR) (b)	920,000	286,082
Series 4212 2.939%, 12/11/12 (MYR) (b)	415,000	128,973
Series 4512 2.767%, 05/23/13 (MYR) (b)	4,085,000	1,252,884
Series 5012 2.754%, 06/11/13 (MYR) (b)	5,730,000	1,754,831
Series 5112 2.819%, 06/18/13 (MYR) (b)	8,485,000	2,597,075
Series 5212 2.771%, 06/20/13 (MYR) (b)	7,410,000	2,267,670

Malaysia—(Continued)
Series 7211 2.771%, 07/26/12 (MYR) (b)	180,000	$56,579
Series 7611 2.750%, 09/27/12 (MYR) (b)	2,100,000	656,706
Series 8011 2.734%, 10/18/12 (MYR) (b)	2,040,000	636,812
Malaysia Government Bond
Series 0108 3.461%, 07/31/13 (MYR)	2,040,000	645,694
Series 0109 2.509%, 08/27/12 (MYR)	10,320,000	3,247,392
Series 0507 3.700%, 05/15/13 (MYR)	1,770,000	560,815
Series 0509 3.210%, 05/31/13 (MYR)	1,535,000	484,393
Series 2/04 5.094%, 04/30/14 (MYR)	4,170,000	1,361,864
Series 3/03 3.702%, 02/25/13 (MYR)	11,219,000	3,549,143
Series 4/98 8.000%, 10/30/13 (MYR)	10,000	3,353
Malaysia Treasury Bills Series 364 2.625%, 07/27/12 (MYR) (b)	1,000,000	314,303
2.801%, 01/25/13 (MYR) (b)	380,000	117,662
2.789%, 05/03/13 (MYR) (b)	60,000	18,428
2.757%, 05/31/13 (MYR) (b)	180,000	55,171
Series 1312 2.773%, 03/22/13 (MYR) (b)	420,000	129,449

		57,748,787

Mexico—8.0%
Mexican Bonos Series M 9.000%, 06/20/13 (MXN)	218,484,000	17,047,032
Series M10 7.750%, 12/14/17 (MXN)	195,000,000	16,566,675
Series MI10 8.000%, 12/19/13 (MXN)	578,394,000	45,421,687
Mexican Udibonos 4.500%, 12/18/14 (MXN)	8,408,261	691,749
5.000%, 06/16/16 (MXN)	21,529,131	1,878,688
3.500%, 12/14/17 (MXN)	21,533,872	1,829,637
4.000%, 06/13/19 (MXN)	14,768,386	1,303,432
2.500%, 12/10/20 (MXN)	11,658,254	941,541

		85,680,441

Norway—2.4%
Norway Treasury Bill 1.473%, 03/20/13 (NOK) (b)	153,920,000	25,596,883

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	2,519,084

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Poland—7.7%
Poland Government Bond Series 0113 4.614%, 01/25/13 (PLN) (b)	58,415,000	$17,082,747
Series 0114 4.296%, 01/25/14 (PLN) (b)	12,135,000	3,393,932
Series 0413 5.250%, 04/25/13 (PLN)	9,680,000	2,916,799
Series 0414 5.750%, 04/25/14 (PLN)	49,045,000	15,007,992
Series 0415 5.500%, 04/25/15 (PLN)	3,095,000	950,614
Series 0712 4.455%, 07/25/12 (PLN) (b)	3,880,000	1,161,327
Series 0713 4.387%, 07/25/13 (PLN) (b)	20,620,000	5,896,380
Series 1012 4.476%, 10/25/12 (PLN) (b)	21,755,000	6,436,421
Series 1013 5.000%, 10/24/13 (PLN)	49,965,000	15,057,062
Series 1015 6.250%, 10/24/15 (PLN)	48,455,000	15,259,402

		83,162,676

Russia—2.3%
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A)	20,286,000	24,405,884

Singapore—1.7%
Singapore Government Bond 0.250%, 02/01/14 (SGD)	23,435,000	18,508,868

South Korea—14.8%
Korea Monetary Stabilization Bond Series 312 3.480%, 12/02/13 (KRW)	3,764,160,000	3,294,319
Series 1218 3.158%, 12/18/12 (KRW) (b)	1,960,510,000	1,711,117
Series 1303 3.380%, 05/09/13 (KRW)	7,842,000,000	6,851,636
Series 1304 3.830%, 04/02/13 (KRW)	784,200,000	687,387
Series 1305 3.280%, 06/09/13 (KRW)	5,377,750,000	4,694,496
Series 1306 3.760%, 06/02/13 (KRW)	1,254,720,000	1,100,024
Series 1308 3.900%, 08/02/13 (KRW)	18,102,610,000	15,885,347
Series 1310 3.590%, 10/02/13 (KRW)	2,195,770,000	1,923,695
Series 1402 3.470%, 02/02/14 (KRW)	5,175,740,000	4,530,371
Series 1404 3.590%, 04/02/14 (KRW)	7,606,760,000	6,673,673
Series 1406 3.280%, 06/02/14 (KRW)	9,018,300,000	7,870,759

South Korea—(Continued)
Korea Treasury Bond Series 1212 4.250%, 12/10/12 (KRW)	4,446,000,000	$3,897,589
Series 1303 5.250%, 03/10/13 (KRW)	1,423,000,000	1,258,643
Series 1306 3.750%, 06/10/13 (KRW)	32,159,600,000	28,193,778
Series 1312 3.000%, 12/10/13 (KRW)	80,949,800,000	70,395,405

		158,968,239

Sri Lanka—1.1%
Sri Lanka Government Bonds Series A 6.900%, 08/01/12 (LKR)	12,400,000	92,281
7.500%, 08/01/13 (LKR)	131,000,000	925,874
7.000%, 03/01/14 (LKR)	900,000	6,116
11.750%, 03/15/15 (LKR)	11,590,000	82,887
6.500%, 07/15/15 (LKR)	68,400,000	421,303
11.000%, 08/01/15 (LKR)	522,600,000	3,644,786
6.400%, 08/01/16 (LKR)	56,200,000	323,520
Series B 8.500%, 07/15/13 (LKR)	45,100,000	323,371
6.600%, 06/01/14 (LKR)	13,600,000	90,398
11.000%, 09/01/15 (LKR)	762,125,000	5,306,234
6.400%, 10/01/16 (LKR)	35,400,000	201,472
Sri Lanka Treasury Bills Series 364 6.840%, 07/06/12 (LKR) (b)	900,000	6,716
6.766%, 09/14/12 (LKR) (b)	15,400,000	112,530
6.814%, 09/28/12 (LKR) (b)	4,200,000	30,558

		11,568,046

Supranational—0.5%
European Investment Bank Series EMTN 5.375%, 07/16/12 (NOK)	32,000,000	5,383,783

Sweden—6.6%
Kommuninvest I Sverige Series 1210 1.750%, 10/08/12 (SEK)	6,060,000	876,081
Sweden Government Bond Series 1046 5.500%, 10/08/12 (SEK)	318,640,000	46,560,700
Series 1055 1.500%, 08/30/13 (SEK)	164,060,000	23,778,496

		71,215,277

Ukraine—2.2%
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/03/17 (144A)	440,000	369,600
7.400%, 04/20/18 (144A)	400,000	316,836

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Shares/Par Amount†	Value

Ukraine—(Continued)
Ukraine Government International Bond 7.650%, 06/11/13 (144A)	320,000	$315,200
4.950%, 10/13/15 (144A) (EUR)	150,000	160,877
6.250%, 06/17/16 (144A)	3,440,000	3,096,000
6.580%, 11/21/16 (144A)	5,050,000	4,545,000
7.750%, 09/23/20 (144A) (c)	6,949,000	6,330,539
7.950%, 02/23/21 (144A) (c)	9,704,000	8,898,568

		24,032,620

Venezuela—0.4%
Venezuela Government International Bond 10.750%, 09/19/13	3,985,000	4,124,475

Vietnam—0.5%
Vietnam Government International Bond 6.750%, 01/29/20 (144A) (c)	5,080,000	5,448,300

Total Foreign Bonds & Debt Securities (Cost $890,412,772)		902,064,777

Municipals—1.0%
California State General Obligation Unlimited, Build America Bonds 6.650%, 03/01/22	520,000	635,960
7.550%, 04/01/39	325,000	418,249
7.625%, 03/01/40	3,245,000	4,198,511
Illinois State General Obligation Unlimited, Taxable 4.421%, 01/01/15	2,920,000	3,076,950
Tulare, CA Sewer Revenue Build America Bonds 8.750%, 11/15/44	1,585,000	1,792,793

Total Municipals (Cost $8,671,775)		10,122,463

Short-Term Investments—11.7%

Discount Note—0.3%
Federal Home Loan Bank Discount Notes 0.001%, 07/02/12 (b)	3,525,000	3,525,000

Mutual Fund—2.5%
State Street Navigator Securities Lending Prime Portfolio (d)	26,814,576	26,814,576

Repurchase Agreement—8.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $95,520,080 on 07/02/12, collateralized by $14,860,000 Federal Home Loan Bank at 0.280% due 08/13/13 with a value of $14,878,575; by $82,690,000 U.S. Treasury Note at 0.125% due 09/30/13 with a value of $82,553,892.	95,520,000	$95,520,000

Total Short-Term Investments (Cost $125,859,576)		125,859,576

Total Investments—96.8% (Cost $1,024,944,123#)		1,038,046,816
Other assets and liabilities (net)—3.2%		34,764,979

Net Assets—100.0%		$1,072,811,795

†	Par amount stated in U.S. dollars otherwise unless noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,024,944,123. The aggregate unrealized appreciation and depreciation of investments were $55,180,094 and $(42,077,401), respectively, resulting in net unrealized appreciation of $13,102,693 for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Zero coupon bond—Interest rate represents current yield to maturity.
(c)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $16,947,612 and the collateral received consisted of cash in the amount of $26,814,576. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Represents investment of collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $73,628,833, which is 6.9% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(KRW)—	South Korea Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

(PEN)—	Peruvian Nuevo Sol
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Top Industries as of June 30, 2012 (Unaudited)	% of Net Assets
Global Government Investment Grade	76.2%
Global Government High Yield	8.4%
Foreign Corporate Investment Grade	0.5%

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$902,064,777	$—	$902,064,777
Total Municipals	—	10,122,463	—	10,122,463
Short-Term Investments
Discount Note	—	3,525,000	—	3,525,000
Mutual Fund	26,814,576	—	—	26,814,576
Repurchase Agreement	—	95,520,000	—	95,520,000
Total Short-Term Investments	26,814,576	99,045,000	—	125,859,576
Total Investments	$26,814,576	$1,011,232,240	$—	$1,038,046,816

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$28,900,515	$—	$28,900,515
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(8,352,272)	—	(8,352,272)
Total Forward Contracts	$—	$20,548,243	$—	$20,548,243

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forward contracts are valued on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,038,046,816
Cash		383
Cash denominated in foreign currencies (c)		28,571,598
Cash collateral for forward currency exchange contracts		1,590,000
Receivable for shares sold		173,709
Interest receivable		11,999,424
Unrealized appreciation on forward foreign currency exchange contracts		28,900,515

Total Assets		1,109,282,445
Liabilities
Payables for:
Investments purchased	$253,651
Shares redeemed	164,174
Unrealized depreciation on forward foreign currency exchange contracts	8,352,272
Collateral for securities loaned	26,814,576
Accrued expenses:
Management fees	516,885
Distribution and service fees—Class B	14,900
Administration fees	3,482
Custodian and accounting fees	279,941
Deferred trustees’ fees	29,886
Other expenses	40,883

Total Liabilities		36,470,650

Net Assets		$1,072,811,795

Net assets represented by
Paid in surplus		$1,061,927,746
Accumulated net realized loss		(24,315,492)
Unrealized appreciation on investments and foreign currency transactions		32,273,959
Undistributed net investment income		2,925,582

Net Assets		$1,072,811,795

Net Assets
Class A		$999,445,702
Class B		73,366,093
Capital Shares Outstanding*
Class A		91,764,402
Class B		6,770,606
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.89
Class B		10.84

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,024,944,123.
(b)	Includes securities loaned at value of $16,947,612.
(c)	Identified cost of cash denominated in foreign currencies was $29,783,208.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest (a)(b)		$22,656,787

Total investment income		22,656,787
Expenses
Management fees	$3,150,721
Administration fees	15,709
Custodian and accounting fees	566,064
Distribution and service fees—Class B	90,488
Audit and tax services	43,671
Legal	18,420
Trustees’ fees and expenses	17,829
Shareholder reporting	16,704
Insurance	2,256
Miscellaneous	4,485

Total expenses	3,926,347

Net Investment Income		18,730,440

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		6,143,904
Foreign currency transactions		(426,293)

Net realized gain on investments and foreign currency transactions		5,717,611

Net change in unrealized appreciation on:
Investments		7,125,159
Foreign currency transactions		18,789,345

Net change in unrealized appreciation on investments and foreign currency transactions		25,914,504

Net realized and unrealized gain on investments and foreign currency transactions		31,632,115

Net Increase in Net Assets From Operations		$50,362,555

(a)	Net of foreign withholding taxes of $828,774.
(b)	Includes net income on securities loaned of $20,986.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$18,730,440	$38,214,404
Net realized gain on investments and foreign currency transactions	5,717,611	43,570,041
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	25,914,504	(91,731,803)

Net increase (decrease) in net assets resulting from operations	50,362,555	(9,947,358)

Distributions to Shareholders
From net investment income
Class A	(101,866,698)	(57,280,722)
Class B	(7,551,771)	(4,183,692)
From net realized capital gains
Class A	—	(1,033,286)
Class B	—	(76,546)

Net decrease in net assets resulting from distributions	(109,418,469)	(62,574,246)

Net increase in net assets from capital share transactions	138,268,788	272,517,210

Net increase in net assets	79,212,874	199,995,606

Net Assets
Net assets at beginning of period	993,598,921	793,603,315

Net assets at end of period	$1,072,811,795	$993,598,921

Undistributed net investment income at end of period	$2,925,582	$93,613,611

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	3,511,975	$40,294,533	22,655,253	$275,724,425
Reinvestments	9,311,398	101,866,698	4,799,507	58,314,007
Redemptions	(1,305,918)	(14,227,133)	(7,215,219)	(87,654,514)

Net increase	11,517,455	$127,934,098	20,239,541	$246,383,918

Class B
Sales	903,395	$10,574,763	2,977,944	$36,224,622
Reinvestments	693,459	7,551,771	352,086	4,260,239
Redemptions	(688,763)	(7,791,844)	(1,200,512)	(14,351,569)

Net increase	908,091	$10,334,690	2,129,518	$26,133,292

Increase derived from capital shares transactions		$138,268,788		$272,517,210

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009(a)
Net Asset Value, Beginning of Period	$11.54		$12.45	$11.02		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.21		0.50	0.49		0.34
Net realized and unrealized gain (loss) on investments	0.38		(0.47)	1.03		0.68

Total from investment operations	0.59		0.03	1.52		1.02

Less Distributions
Distributions from net investment income	(1.24)		(0.92)	(0.09)		0.00
Distributions from net realized capital gains	0.00		(0.02)	(0.00	)(c)	0.00

Total distributions	(1.24)		(0.94)	(0.09)		0.00

Net Asset Value, End of Period	$10.89		$11.54	$12.45		$11.02

Total Return (%) (d)	5.09	(e)	(0.06)	13.73		10.20	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.73	(f)	0.74	0.73		0.73	(f)
Ratio of net expenses to average net assets (%) (g)	0.73	(f)	0.74	0.73		0.73	(f)
Ratio of net investment income to average net assets (%)	3.58	(f)	4.09	4.18		4.87	(f)
Portfolio turnover rate (%)	31.0	(e)	46.4	17.5		14.8	(e)
Net assets, end of period (in millions)	$999.4		$926.3	$747.3		$645.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009(a)
Net Asset Value, Beginning of Period	$11.48		$12.41	$11.00		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.19		0.46	0.46		0.41
Net realized and unrealized gain (loss) on investments	0.39		(0.46)	1.03		0.59

Total from investment operations	0.58		0.00	1.49		1.00

Less Distributions
Distributions from net investment income	(1.22)		(0.91)	(0.08)		0.00
Distributions from net realized capital gains	0.00		(0.02)	(0.00	)(c)	0.00

Total distributions	(1.22)		(0.93)	(0.08)		0.00

Net Asset Value, End of Period	$10.84		$11.48	$12.41		$11.00

Total Return (%) (d)	4.99	(e)	(0.33)	13.54		10.00	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.98	(f)	0.99	0.98		0.98	(f)
Ratio of net expenses to average net assets (%) (g)	0.98	(f)	0.99	0.98		0.98	(f)
Ratio of net investment income to average net assets (%)	3.34	(f)	3.81	3.86		5.71	(f)
Portfolio turnover rate (%)	31.0	(e)	46.4	17.5		14.8	(e)
Net assets, end of period (in millions)	$73.4		$67.3	$46.3		$9.7

(a)	Commencement of operations was 5/1/2009.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net realized capital gains were less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Templeton International Bond Portfolio (the “Portfolio”), which is non-diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-12

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-13

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, certain foreign withholding taxes, deferred trustees’ compensation, forward transactions and premium amortization adjustments, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a

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Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Franklin Advisers, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$3,150,721	0.600%	ALL

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
Foreign Government	Non Government	Foreign Government	Non Government
$326,382,592	$365,750	$283,439,978	$303,861

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might

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Met Investors Series Trust

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Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$28,900,515	Unrealized depreciation on forward foreign currency exchange contracts	$8,352,272

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain	Foreign Exchange
Foreign currency transactions	$9,533,162

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Foreign currency transactions	$19,564,930

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$967,418,651

(a)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
1/14/2013	Morgan Stanley & Co., Inc.	864,300,000	CLP	$1,685,505	$1,641,596	$43,909
2/4/2013	Morgan Stanley & Co., Inc.	374,490,000	CLP	728,883	743,183	(14,300)
2/4/2013	Morgan Stanley & Co., Inc.	378,910,000	CLP	737,486	751,582	(14,096)
2/11/2013	Deutsche Bank AG	438,900,000	CLP	853,691	883,988	(30,297)
2/11/2013	Morgan Stanley & Co., Inc.	370,000,000	CLP	719,676	748,988	(29,312)
2/13/2013	Barclays Bank plc	438,100,000	CLP	851,977	883,801	(31,824)
2/13/2013	Morgan Stanley & Co., Inc.	993,900,000	CLP	1,932,846	2,013,982	(81,136)
2/15/2013	Deutsche Bank AG	433,400,000	CLP	842,680	871,121	(28,441)
2/21/2013	JPMorgan Chase Bank N.A.	405,100,000	CLP	787,217	820,041	(32,824)
2/22/2013	JPMorgan Chase Bank N.A.	687,600,000	CLP	1,336,065	1,376,576	(40,511)
2/25/2013	Deutsche Bank AG	360,850,000	CLP	700,967	719,541	(18,574)
2/25/2013	Morgan Stanley & Co., Inc.	865,080,000	CLP	1,680,457	1,727,224	(46,767)
2/26/2013	Deutsche Bank AG	245,250,000	CLP	476,365	485,605	(9,240)
2/27/2013	Morgan Stanley & Co., Inc.	313,500,000	CLP	608,875	627,000	(18,125)
2/28/2013	Deutsche Bank AG	303,150,000	CLP	588,719	602,564	(13,845)
2/28/2013	JPMorgan Chase Bank N.A.	246,100,000	CLP	477,927	490,825	(12,898)
3/1/2013	Barclays Bank plc	385,400,000	CLP	748,379	770,954	(22,575)
3/1/2013	Barclays Bank plc	769,600,000	CLP	1,494,428	1,548,958	(54,530)

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Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/1/2013	Deutsche Bank AG	303,150,000	CLP	$588,664	$604,426	$(15,762)
3/4/2013	Deutsche Bank AG	39,050,000	CLP	75,807	78,006	(2,199)
3/6/2013	Deutsche Bank AG	39,050,000	CLP	75,793	78,532	(2,739)
3/11/2013	Morgan Stanley & Co., Inc.	113,400,000	CLP	219,999	221,701	(1,702)
3/21/2013	JPMorgan Chase Bank N.A.	408,600,000	CLP	791,962	818,838	(26,876)
5/8/2013	Deutsche Bank AG	1,182,768,000	CLP	2,282,893	2,336,794	(53,901)
5/9/2013	JPMorgan Chase Bank N.A.	9,313,680,000	CLP	17,975,063	18,608,752	(633,689)
5/10/2013	Deutsche Bank AG	8,066,295,000	CLP	15,566,335	16,106,819	(540,484)
5/13/2013	Morgan Stanley & Co., Inc.	440,900,000	CLP	850,632	862,565	(11,933)
7/2/2012	Credit Suisse International	1,309,025	GBP	2,050,131	2,079,910	(29,779)
9/28/2012	Deutsche Bank AG	308,000,000	HUF	1,347,597	1,415,442	(67,845)
9/28/2012	Deutsche Bank AG	314,100,000	HUF	1,374,286	1,421,589	(47,303)
7/19/2012	JPMorgan Chase Bank N.A.	7,329,000	INR	130,820	157,714	(26,894)
7/19/2012	JPMorgan Chase Bank N.A.	7,329,000	INR	130,820	157,714	(26,894)
8/24/2012	Deutsche Bank AG	49,984,000	INR	885,698	1,057,901	(172,203)
8/24/2012	HSBC Bank plc	57,675,000	INR	1,021,979	1,221,972	(199,993)
9/6/2012	Deutsche Bank AG	35,346,000	INR	624,734	744,769	(120,035)
10/29/2012	Deutsche Bank AG	78,899,000	INR	1,382,416	1,527,437	(145,021)
10/29/2012	HSBC Bank plc	80,751,000	INR	1,414,866	1,565,716	(150,850)
10/31/2012	Deutsche Bank AG	166,621,000	INR	2,918,545	3,239,146	(320,601)
10/31/2012	HSBC Bank plc	120,290,000	INR	2,107,008	2,337,998	(230,990)
5/10/2013	HSBC Bank plc	1,228,565,000	INR	20,939,337	21,936,702	(997,365)
9/26/2012	HSBC Bank plc	2,328,000,000	KRW	2,021,506	1,971,278	50,228
6/27/2013	Deutsche Bank AG	2,321,000,000	KRW	1,996,755	1,972,047	24,708
10/11/2012	Deutsche Bank AG	35,485,000	MXN	2,635,048	2,685,267	(50,219)
3/8/2013	HSBC Bank plc	16,965,000	MXN	1,244,280	1,264,940	(20,660)
8/27/2012	HSBC Bank plc	10,421,193	MYR	3,270,176	3,484,649	(214,473)
8/27/2012	JPMorgan Chase Bank N.A.	7,165,900	MYR	2,248,663	2,396,061	(147,398)
10/12/2012	JPMorgan Chase Bank N.A.	58,458,531	MYR	18,305,390	18,211,381	94,009
5/13/2013	JPMorgan Chase Bank N.A.	50,424,120	MYR	15,694,144	16,169,351	(475,207)
6/6/2013	HSBC Bank plc	99,141,840	MYR	30,833,139	30,552,185	280,954
9/24/2012	Deutsche Bank AG	62,498,000	PHP	1,474,492	1,404,607	69,885
9/28/2012	HSBC Bank plc	22,900,000	PHP	540,147	523,859	16,288
10/3/2012	HSBC Bank plc	18,300,000	PHP	431,522	416,904	14,618
10/4/2012	Deutsche Bank AG	75,232,000	PHP	1,773,889	1,727,485	46,404
10/4/2012	HSBC Bank plc	60,346,000	PHP	1,422,893	1,368,979	53,914
10/5/2012	Deutsche Bank AG	89,947,000	PHP	2,120,715	2,065,373	55,342
10/5/2012	HSBC Bank plc	89,969,000	PHP	2,121,233	2,028,110	93,123
10/9/2012	Deutsche Bank AG	73,838,000	PHP	1,740,453	1,696,451	44,002
10/9/2012	JPMorgan Chase Bank N.A.	23,762,000	PHP	560,100	544,751	15,349
10/11/2012	Deutsche Bank AG	59,085,000	PHP	1,392,525	1,357,340	35,185
10/11/2012	HSBC Bank plc	29,555,000	PHP	696,557	679,566	16,991
10/11/2012	HSBC Bank plc	59,197,000	PHP	1,395,164	1,361,132	34,032
10/11/2012	JPMorgan Chase Bank N.A.	29,478,000	PHP	694,742	675,791	18,951
10/12/2012	Deutsche Bank AG	17,593,000	PHP	414,608	403,047	11,561
10/12/2012	JPMorgan Chase Bank N.A.	41,339,000	PHP	974,221	955,815	18,406
10/15/2012	HSBC Bank plc	29,334,000	PHP	691,168	672,258	18,910
10/15/2012	JPMorgan Chase Bank N.A.	24,453,000	PHP	576,162	563,304	12,858
10/15/2012	JPMorgan Chase Bank N.A.	48,518,000	PHP	1,143,182	1,110,506	32,676
10/19/2012	Deutsche Bank AG	16,007,000	PHP	377,059	366,545	10,514
10/19/2012	HSBC Bank plc	58,332,000	PHP	1,374,061	1,352,751	21,310
10/22/2012	Deutsche Bank AG	63,989,000	PHP	1,507,022	1,465,621	41,401
10/22/2012	JPMorgan Chase Bank N.A.	32,130,000	PHP	756,702	739,811	16,891
10/29/2012	JPMorgan Chase Bank N.A.	31,270,000	PHP	736,112	726,516	9,596
10/29/2012	Morgan Stanley & Co., Inc.	6,810,000	PHP	160,311	157,639	2,672
11/14/2012	Deutsche Bank AG	18,200,000	PHP	427,992	420,907	7,085
1/22/2013	Deutsche Bank AG	15,814,000	PHP	370,342	361,066	9,276
1/22/2013	JPMorgan Chase Bank N.A.	63,113,000	PHP	1,478,021	1,442,649	35,372
1/28/2013	HSBC Bank plc	58,332,000	PHP	1,365,667	1,345,481	20,186
1/31/2013	Deutsche Bank AG	49,803,000	PHP	1,165,820	1,154,183	11,637

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Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/4/2013	Deutsche Bank AG	59,600,000	PHP	$1,394,890	$1,384,952	$9,938
2/4/2013	HSBC Bank plc	38,100,000	PHP	891,700	885,758	5,942
2/6/2013	HSBC Bank plc	32,500,000	PHP	760,564	755,217	5,347
2/7/2013	JPMorgan Chase Bank N.A.	23,000,000	PHP	538,220	535,382	2,838
5/6/2013	JPMorgan Chase Bank N.A.	210,512,040	PHP	4,903,835	4,942,409	(38,574)
5/7/2013	Deutsche Bank AG	211,958,520	PHP	4,937,241	4,967,157	(29,916)
7/31/2012	JPMorgan Chase Bank N.A.	12,676,300	SGD	10,006,876	10,585,637	(578,761)
8/1/2012	Morgan Stanley & Co., Inc.	10,161,130	SGD	8,021,358	8,468,526	(447,168)
8/6/2012	Credit Suisse International	7,818,300	SGD	6,171,910	6,526,672	(354,762)
8/6/2012	Deutsche Bank AG	7,822,083	SGD	6,174,897	6,526,670	(351,773)
8/17/2012	Barclays Bank plc	1,863,000	SGD	1,470,707	1,479,746	(9,039)
8/17/2012	HSBC Bank plc	2,796,000	SGD	2,207,244	2,212,463	(5,219)
8/23/2012	Deutsche Bank AG	1,821,000	SGD	1,437,561	1,451,748	(14,187)
8/24/2012	Deutsche Bank AG	1,827,000	SGD	1,442,300	1,452,768	(10,468)
8/27/2012	Deutsche Bank AG	2,274,000	SGD	1,795,184	1,812,891	(17,707)
8/31/2012	Deutsche Bank AG	1,138,500	SGD	898,781	905,872	(7,091)
9/19/2012	JPMorgan Chase Bank N.A.	4,370,000	SGD	3,450,093	3,450,454	(361)
2/7/2013	Deutsche Bank AG	2,353,000	SGD	1,860,204	1,895,288	(35,084)
2/7/2013	HSBC Bank plc	2,353,000	SGD	1,860,204	1,894,525	(34,321)
2/8/2013	Deutsche Bank AG	4,687,000	SGD	3,705,425	3,771,565	(66,140)
2/13/2013	Barclays Bank plc	654,403	SGD	517,381	527,446	(10,065)
2/14/2013	HSBC Bank plc	1,679,900	SGD	1,328,169	1,353,666	(25,497)
2/14/2013	HSBC Bank plc	2,333,200	SGD	1,844,684	1,880,097	(35,413)
2/19/2013	Deutsche Bank AG	2,796,000	SGD	2,210,698	2,227,889	(17,191)
2/28/2013	Deutsche Bank AG	1,138,500	SGD	900,255	907,966	(7,711)
3/19/2013	Deutsche Bank AG	3,051,000	SGD	2,413,012	2,409,382	3,630
3/19/2013	HSBC Bank plc	3,488,000	SGD	2,758,632	2,760,149	(1,517)
3/21/2013	Deutsche Bank AG	3,284,900	SGD	2,598,055	2,619,120	(21,065)
3/21/2013	HSBC Bank plc	2,625,000	SGD	2,076,134	2,092,634	(16,500)
5/6/2013	Deutsche Bank AG	3,002,184	SGD	2,375,417	2,426,792	(51,375)
5/7/2013	Morgan Stanley & Co., Inc.	3,014,189	SGD	2,384,935	2,413,668	(28,733)

Net Unrealized Depreciation						$(6,132,010)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/16/2012	Deutsche Bank AG	776,000	EUR	$982,128	$1,087,207	$105,079
7/16/2012	Morgan Stanley & Co., Inc.	3,154,000	EUR	3,991,794	4,400,224	408,430
7/16/2012	UBS AG	3,585,000	EUR	4,537,280	5,022,047	484,767
7/18/2012	Deutsche Bank AG	1,218,000	EUR	1,541,561	1,708,477	166,916
7/18/2012	Morgan Stanley & Co., Inc.	716,000	EUR	906,205	1,002,400	96,195
7/18/2012	UBS AG	3,585,000	EUR	4,537,352	5,027,066	489,714
7/19/2012	Barclays Bank plc	913,000	EUR	1,155,547	1,279,204	123,657
7/20/2012	Deutsche Bank AG	670,000	EUR	847,998	934,549	86,551
7/20/2012	Morgan Stanley & Co., Inc.	4,966,000	EUR	6,285,313	6,920,369	635,056
7/23/2012	Deutsche Bank AG	609,000	EUR	770,811	854,275	83,464
8/1/2012	Barclays Bank plc	97,460	EUR	123,364	138,120	14,756
8/2/2012	Barclays Bank plc	48,862	EUR	61,850	69,663	7,813
8/6/2012	Barclays Bank plc	1,143,798	EUR	1,447,876	1,624,879	177,003
8/6/2012	Deutsche Bank AG	772,000	EUR	977,236	1,085,973	108,737
8/6/2012	Deutsche Bank AG	590,600	EUR	747,611	839,207	91,596
8/8/2012	Citibank N.A.	502,668	EUR	636,316	705,721	69,405
8/8/2012	Deutsche Bank AG	1,711,000	EUR	2,165,915	2,407,805	241,890
8/8/2012	Deutsche Bank AG	826,900	EUR	1,046,753	1,163,655	116,902
8/9/2012	Citibank N.A.	146,742	EUR	185,759	206,473	20,714
8/9/2012	Deutsche Bank AG	1,351,000	EUR	1,710,217	1,914,488	204,271

MIST-19

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/9/2012	Deutsche Bank AG	592,000	EUR	$749,407	$837,378	$87,971
8/10/2012	Deutsche Bank AG	900,000	EUR	1,139,313	1,271,961	132,648
8/13/2012	Deutsche Bank AG	1,035,000	EUR	1,310,251	1,465,187	154,936
8/13/2012	Deutsche Bank AG	675,000	EUR	854,512	956,718	102,206
8/20/2012	Barclays Bank plc	3,901,000	EUR	4,938,813	5,591,881	653,068
8/20/2012	Barclays Bank plc	2,600,000	EUR	3,291,698	3,749,096	457,398
8/20/2012	Credit Suisse International	2,600,000	EUR	3,291,698	3,734,120	442,422
8/20/2012	Deutsche Bank AG	2,600,000	EUR	3,291,698	3,728,322	436,624
8/20/2012	Morgan Stanley & Co., Inc.	1,300,000	EUR	1,645,849	1,865,305	219,456
8/22/2012	UBS AG	2,271,000	EUR	2,875,232	3,234,358	359,126
8/22/2012	UBS AG	2,270,000	EUR	2,873,966	3,232,707	358,741
8/23/2012	Barclays Bank plc	416,915	EUR	527,847	599,524	71,677
8/24/2012	Barclays Bank plc	698,541	EUR	884,417	1,002,127	117,710
8/27/2012	Barclays Bank plc	2,255,000	EUR	2,855,127	3,242,916	387,789
8/27/2012	Barclays Bank plc	449,732	EUR	569,420	648,289	78,869
8/29/2012	Deutsche Bank AG	421,287	EUR	533,416	603,114	69,698
8/31/2012	Deutsche Bank AG	19,595	EUR	24,811	28,340	3,529
9/6/2012	Deutsche Bank AG	225,000	EUR	284,910	319,235	34,325
9/10/2012	Barclays Bank plc	429,852	EUR	544,330	603,555	59,225
9/10/2012	Deutsche Bank AG	495,000	EUR	626,828	692,411	65,583
9/11/2012	Deutsche Bank AG	1,516,100	EUR	1,919,888	1,915,138	(4,750)
9/12/2012	Barclays Bank plc	421,332	EUR	533,552	589,022	55,470
9/13/2012	Deutsche Bank AG	225,000	EUR	284,931	307,870	22,939
9/14/2012	Barclays Bank plc	1,201,923	EUR	1,522,083	1,644,020	121,937
9/17/2012	UBS AG	1,120,359	EUR	1,418,838	1,535,676	116,838
9/19/2012	Barclays Bank plc	281,896	EUR	357,004	390,764	33,760
9/24/2012	Barclays Bank plc	685,747	EUR	868,504	932,972	64,468
9/24/2012	Deutsche Bank AG	1,923,000	EUR	2,435,495	2,626,683	191,188
9/24/2012	Deutsche Bank AG	1,384,000	EUR	1,752,847	1,892,454	139,607
9/26/2012	Deutsche Bank AG	1,538,000	EUR	1,947,931	2,080,745	132,814
9/28/2012	Credit Suisse International	2,430,000	EUR	3,077,746	3,279,285	201,539
9/28/2012	Credit Suisse International	1,200,000	EUR	1,519,874	1,628,400	108,526
9/28/2012	Deutsche Bank AG	3,240,000	EUR	4,103,661	4,350,931	247,270
9/28/2012	Deutsche Bank AG	1,200,000	EUR	1,519,874	1,631,772	111,898
9/28/2012	HSBC Bank plc	1,620,000	EUR	2,051,830	2,176,275	124,445
9/28/2012	Morgan Stanley & Co., Inc.	1,200,000	EUR	1,519,874	1,630,290	110,416
10/5/2012	UBS AG	2,310,000	EUR	2,925,991	3,078,133	152,142
10/9/2012	UBS AG	3,220,000	EUR	4,078,871	4,278,092	199,221
10/11/2012	UBS AG	3,217,000	EUR	4,075,179	4,310,780	235,601
10/24/2012	Barclays Bank plc	268,031	EUR	339,591	368,302	28,711
10/25/2012	Barclays Bank plc	2,045,873	EUR	2,592,120	2,838,444	246,324
10/26/2012	Citibank N.A.	799,500	EUR	1,012,980	1,113,040	100,060
10/29/2012	Deutsche Bank AG	8,218,000	EUR	10,412,755	11,399,352	986,597
10/29/2012	UBS AG	4,118,000	EUR	5,217,781	5,732,256	514,475
10/31/2012	Deutsche Bank AG	1,370,039	EUR	1,735,978	1,931,495	195,517
11/2/2012	Deutsche Bank AG	92,609	EUR	117,348	128,814	11,466
11/5/2012	Barclays Bank plc	652,963	EUR	827,425	900,175	72,750
11/5/2012	Deutsche Bank AG	1,990,000	EUR	2,521,698	2,746,658	224,960
11/7/2012	Deutsche Bank AG	1,525,000	EUR	1,932,508	2,101,145	168,637
11/8/2012	Barclays Bank plc	413,121	EUR	523,521	568,103	44,582
11/15/2012	Barclays Bank plc	309,733	EUR	392,541	422,584	30,043
11/19/2012	Barclays Bank plc	86,267	EUR	109,336	118,259	8,923
11/21/2012	Barclays Bank plc	302,256	EUR	383,096	410,162	27,066
12/3/2012	Deutsche Bank AG	1,380,000	EUR	1,749,366	1,857,342	107,976
12/7/2012	UBS AG	263,000	EUR	333,412	328,382	(5,030)
12/12/2012	Barclays Bank plc	1,340,000	EUR	1,698,863	1,804,578	105,715
1/7/2013	Deutsche Bank AG	15,484,300	EUR	19,638,036	20,132,532	494,496
1/7/2013	Deutsche Bank AG	633,134	EUR	802,975	823,194	20,219
1/11/2013	UBS AG	8,953,000	EUR	11,355,359	11,451,782	96,423
1/28/2013	Citibank N.A.	1,858,400	EUR	2,357,661	2,415,232	57,571

MIST-20

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/8/2013	Citibank N.A.	2,553,000	EUR	$3,239,396	$3,339,120	$99,724
2/8/2013	HSBC Bank plc	419,000	EUR	531,652	548,392	16,740
2/8/2013	UBS AG	1,915,000	EUR	2,429,864	2,503,671	73,807
2/11/2013	Barclays Bank plc	558,000	EUR	708,055	740,466	32,411
2/11/2013	Barclays Bank plc	465,000	EUR	590,046	617,055	27,009
2/11/2013	Deutsche Bank AG	10,245,000	EUR	13,000,037	13,538,767	538,730
2/11/2013	Deutsche Bank AG	137,000	EUR	173,842	181,443	7,601
2/13/2013	UBS AG	446,000	EUR	565,954	593,506	27,552
2/19/2013	JPMorgan Chase Bank N.A.	956,000	EUR	1,213,228	1,261,729	48,501
2/19/2013	UBS AG	956,000	EUR	1,213,228	1,262,733	49,505
2/21/2013	UBS AG	1,022,000	EUR	1,297,025	1,351,268	54,243
2/27/2013	Deutsche Bank AG	252,000	EUR	319,843	336,017	16,174
2/28/2013	Deutsche Bank AG	966,320	EUR	1,226,489	1,300,116	73,627
2/28/2013	Deutsche Bank AG	455,000	EUR	577,503	612,130	34,627
3/1/2013	Deutsche Bank AG	13,630,862	EUR	17,301,045	18,353,956	1,052,911
3/5/2013	Deutsche Bank AG	457,000	EUR	580,084	610,346	30,262
3/7/2013	Barclays Bank plc	1,405,634	EUR	1,784,268	1,864,574	80,306
3/8/2013	Citibank N.A.	8,162,830	EUR	10,361,795	10,735,672	373,877
3/8/2013	Citibank N.A.	2,677,000	EUR	3,398,151	3,520,764	122,613
3/8/2013	Deutsche Bank AG	8,070,000	EUR	10,243,958	10,622,460	378,502
3/8/2013	HSBC Bank plc	714,000	EUR	906,343	940,160	33,817
3/8/2013	Morgan Stanley & Co., Inc.	2,023,000	EUR	2,567,971	2,661,671	93,700
3/11/2013	Barclays Bank plc	2,142,782	EUR	2,720,142	2,817,544	97,402
3/15/2013	Barclays Bank plc	651,717	EUR	827,368	855,314	27,946
3/19/2013	Citibank N.A.	462,068	EUR	586,639	606,755	20,116
3/21/2013	Barclays Bank plc	399,325	EUR	506,996	530,064	23,068
3/26/2013	Citibank N.A.	840,650	EUR	1,067,397	1,109,120	41,723
3/26/2013	Deutsche Bank AG	1,040,000	EUR	1,320,517	1,371,864	51,347
3/28/2013	Deutsche Bank AG	205,485	EUR	260,918	274,569	13,651
4/2/2013	Deutsche Bank AG	356,331	EUR	452,491	476,557	24,066
4/2/2013	Deutsche Bank AG	284,165	EUR	360,850	377,499	16,649
4/4/2013	Deutsche Bank AG	1,420,000	EUR	1,803,254	1,896,637	93,383
4/4/2013	Deutsche Bank AG	952,000	EUR	1,208,942	1,271,548	62,606
4/5/2013	Barclays Bank plc	1,005,008	EUR	1,276,275	1,341,435	65,160
4/10/2013	HSBC Bank plc	3,821,000	EUR	4,852,687	5,033,785	181,098
4/11/2013	Deutsche Bank AG	3,184,000	EUR	4,043,751	4,176,325	132,574
4/11/2013	Deutsche Bank AG	1,002,153	EUR	1,272,757	1,314,484	41,727
4/11/2013	UBS AG	1,911,000	EUR	2,427,013	2,505,455	78,442
4/12/2013	JPMorgan Chase Bank N.A.	3,193,000	EUR	4,055,238	4,192,249	137,011
4/16/2013	HSBC Bank plc	2,625,000	EUR	3,334,044	3,472,941	138,897
4/16/2013	HSBC Bank plc	1,071,678	EUR	1,361,151	1,417,857	56,706
4/19/2013	Barclays Bank plc	989,372	EUR	1,256,666	1,301,222	44,556
4/23/2013	Deutsche Bank AG	3,529,000	EUR	4,482,667	4,656,516	173,849
4/23/2013	JPMorgan Chase Bank N.A.	274,083	EUR	348,150	362,721	14,571
4/30/2013	Barclays Bank plc	692,175	EUR	879,313	919,416	40,103
5/6/2013	Deutsche Bank AG	9,737,000	EUR	12,370,565	12,852,840	482,275
5/7/2013	Morgan Stanley & Co., Inc.	7,580,000	EUR	9,630,297	10,005,903	375,606
5/8/2013	Deutsche Bank AG	6,590,000	EUR	8,372,632	8,685,752	313,120
5/10/2013	UBS AG	17,552,000	EUR	22,300,543	22,909,309	608,766
5/13/2013	Deutsche Bank AG	8,138,999	EUR	10,341,372	10,574,187	232,815
5/20/2013	Deutsche Bank AG	469,000	EUR	595,968	601,422	5,454
5/21/2013	Barclays Bank plc	469,000	EUR	595,976	599,452	3,476
5/21/2013	Deutsche Bank AG	685,000	EUR	870,456	873,444	2,988
6/5/2013	Deutsche Bank AG	195,330	EUR	248,266	242,977	(5,289)
6/7/2013	Deutsche Bank AG	505,700	EUR	642,766	632,934	(9,832)
6/11/2013	Deutsche Bank AG	1,516,100	EUR	1,927,137	1,923,173	(3,964)
6/13/2013	Deutsche Bank AG	1,280,000	EUR	1,627,073	1,614,618	(12,455)
6/13/2013	Deutsche Bank AG	266,000	EUR	338,126	335,538	(2,588)
7/2/2012	Credit Suisse International	1,309,025	GBP	2,050,131	2,023,137	(26,994)
8/20/2012	Deutsche Bank AG	186,225,000	JPY	2,331,255	2,437,468	106,213

MIST-21

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/20/2012	HSBC Bank plc	487,683,000	JPY	$6,105,051	$6,393,746	$288,695
8/20/2012	HSBC Bank plc	151,323,000	JPY	1,894,334	1,991,092	96,758
8/20/2012	JPMorgan Chase Bank N.A.	152,028,000	JPY	1,903,160	1,988,724	85,564
8/20/2012	UBS AG	305,946,000	JPY	3,829,980	4,010,829	180,849
8/22/2012	Barclays Bank plc	151,705,000	JPY	1,899,166	1,992,710	93,544
8/22/2012	Deutsche Bank AG	151,899,000	JPY	1,901,595	1,995,022	93,427
8/22/2012	Morgan Stanley & Co., Inc.	119,300,000	JPY	1,493,494	1,566,974	73,480
8/23/2012	Citibank N.A.	303,103,000	JPY	3,794,539	3,990,298	195,759
8/23/2012	Credit Suisse International	300,880,000	JPY	3,766,709	3,954,264	187,555
8/23/2012	Deutsche Bank AG	149,920,000	JPY	1,876,845	1,976,885	100,040
8/24/2012	JPMorgan Chase Bank N.A.	302,459,000	JPY	3,786,526	3,964,855	178,329
8/27/2012	Barclays Bank plc	301,452,000	JPY	3,774,067	3,952,691	178,624
8/27/2012	Barclays Bank plc	126,257,000	JPY	1,580,691	1,655,504	74,813
8/27/2012	Deutsche Bank AG	256,658,000	JPY	3,213,263	3,377,434	164,171
8/27/2012	HSBC Bank plc	488,094,000	JPY	6,110,756	6,403,332	292,576
8/27/2012	JPMorgan Chase Bank N.A.	244,017,000	JPY	3,055,003	3,208,639	153,636
8/27/2012	UBS AG	350,622,000	JPY	4,389,658	4,611,475	221,817
8/30/2012	Barclays Bank plc	358,900,000	JPY	4,493,472	4,709,974	216,502
8/31/2012	JPMorgan Chase Bank N.A.	150,260,000	JPY	1,881,298	1,969,202	87,904
9/18/2012	Barclays Bank plc	109,297,635	JPY	1,368,774	1,410,201	41,427
9/28/2012	JPMorgan Chase Bank N.A.	66,105,000	JPY	827,972	870,949	42,977
11/8/2012	Citibank N.A.	94,232,353	JPY	1,181,070	1,216,514	35,444
11/13/2012	Barclays Bank plc	92,567,000	JPY	1,160,295	1,199,987	39,692
11/14/2012	Barclays Bank plc	229,154,000	JPY	2,872,413	2,972,166	99,753
11/14/2012	UBS AG	93,849,000	JPY	1,176,384	1,218,739	42,355
11/16/2012	Deutsche Bank AG	306,357,000	JPY	3,840,272	4,011,851	171,579
11/19/2012	Barclays Bank plc	379,208,000	JPY	4,753,721	4,976,483	222,762
11/19/2012	HSBC Bank plc	79,941,000	JPY	1,002,134	1,047,308	45,174
11/19/2012	JPMorgan Chase Bank N.A.	152,982,000	JPY	1,917,770	2,002,251	84,481
11/19/2012	UBS AG	122,208,000	JPY	1,531,990	1,602,728	70,738
11/21/2012	Barclays Bank plc	425,961,000	JPY	5,339,993	5,597,385	257,392
12/27/2012	JPMorgan Chase Bank N.A.	109,471,259	JPY	1,373,205	1,416,737	43,532
1/7/2013	Deutsche Bank AG	296,207,000	JPY	3,716,318	3,896,128	179,810
1/10/2013	Citibank N.A.	44,450,000	JPY	557,715	582,645	24,930
1/11/2013	Barclays Bank plc	88,890,000	JPY	1,115,326	1,165,465	50,139
1/11/2013	UBS AG	44,440,000	JPY	557,600	582,247	24,647
1/15/2013	Barclays Bank plc	138,210,000	JPY	1,734,282	1,807,967	73,685
1/15/2013	Deutsche Bank AG	44,590,000	JPY	559,523	584,251	24,728
1/15/2013	HSBC Bank plc	139,260,000	JPY	1,747,457	1,820,392	72,935
1/15/2013	HSBC Bank plc	44,630,000	JPY	560,025	584,928	24,903
1/15/2013	UBS AG	109,940,000	JPY	1,379,545	1,437,274	57,729
1/28/2013	Barclays Bank plc	411,460,000	JPY	5,164,279	5,329,102	164,823
1/28/2013	Deutsche Bank AG	342,205,982	JPY	4,295,065	4,426,585	131,520
1/28/2013	HSBC Bank plc	443,025,359	JPY	5,560,459	5,726,283	165,824
1/28/2013	UBS AG	359,980,000	JPY	4,518,148	4,654,813	136,665
2/12/2013	HSBC Bank plc	157,477,000	JPY	1,977,046	2,058,523	81,477
2/12/2013	Morgan Stanley & Co., Inc.	133,761,000	JPY	1,679,303	1,747,904	68,601
2/15/2013	Deutsche Bank AG	46,833,020	JPY	587,997	606,441	18,444
2/15/2013	JPMorgan Chase Bank N.A.	55,150,000	JPY	692,419	714,656	22,237
2/15/2013	JPMorgan Chase Bank N.A.	31,950,000	JPY	401,138	414,018	12,880
2/22/2013	HSBC Bank plc	144,240,000	JPY	1,811,190	1,830,457	19,267
2/25/2013	JPMorgan Chase Bank N.A.	144,300,000	JPY	1,812,041	1,820,246	8,205
3/1/2013	HSBC Bank plc	159,900,000	JPY	2,008,082	1,999,812	(8,270)
3/1/2013	JPMorgan Chase Bank N.A.	160,000,000	JPY	2,009,338	2,002,503	(6,835)
3/4/2013	UBS AG	178,400,000	JPY	2,240,533	2,225,896	(14,637)
3/15/2013	Citibank N.A.	109,701,956	JPY	1,378,026	1,332,305	(45,721)
3/19/2013	Citibank N.A.	142,403,000	JPY	1,788,930	1,713,634	(75,296)
3/19/2013	Morgan Stanley & Co., Inc.	115,450,000	JPY	1,450,334	1,393,650	(56,684)
3/19/2013	Morgan Stanley & Co., Inc.	85,500,000	JPY	1,074,089	1,030,890	(43,199)
3/25/2013	Barclays Bank plc	86,066,450	JPY	1,081,322	1,034,676	(46,646)

MIST-22

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/22/2013	Barclays Bank plc	100,800,000	JPY	$1,267,159	$1,247,216	$(19,943)
4/22/2013	Citibank N.A.	100,800,000	JPY	1,267,159	1,246,815	(20,344)
5/10/2013	Deutsche Bank AG	796,134,720	JPY	10,012,130	10,030,675	18,545
5/10/2013	Morgan Stanley & Co., Inc.	791,049,590	JPY	9,948,180	9,970,753	22,573
6/14/2013	Citibank N.A.	119,465,000	JPY	1,503,523	1,511,087	7,564
6/28/2013	Barclays Bank plc	481,311,000	JPY	6,059,363	6,079,462	20,099
7/2/2013	Barclays Bank plc	330,341,000	JPY	4,159,119	4,191,879	32,760

Net Unrealized Appreciation						$26,129,972

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation/ (Depreciation)
8/9/2012	Deutsche Bank AG	1,270,000	AUD	1,371,219	JPY	$5,025
8/9/2012	Citibank N.A.	1,270,000	AUD	1,371,219	JPY	4,333
8/9/2012	Barclays Bank plc	1,270,000	AUD	1,371,219	JPY	3,118
10/18/2012	Barclays Bank plc	753,060	NOK	537,666	EUR	28,255
10/18/2012	Barclays Bank plc	4,236,000	NOK	753,060	EUR	28,142
10/29/2012	Barclays Bank plc	8,488,000	NOK	1,536,470	EUR	44,359
11/8/2012	UBS AG	17,891,400	NOK	3,190,506	EUR	116,706
7/5/2012	Deutsche Bank AG	39,200,000	PLN	14,298,742	EUR	(490,471)
8/16/2012	Deutsche Bank AG	35,870,000	PLN	12,238,144	EUR	2,573
2/11/2013	Barciays Bank plc	4,666,000	PLN	1,481,387	EUR	(1,817)
2/11/2013	Deutsche Bank AG	4,666,000	PLN	1,481,387	EUR	(3,559)
2/14/2013	Deutsche Bank AG	4,666,000	PLN	1,478,149	EUR	6,633
5/24/2013	Morgan Stanley & Co., Inc.	5,956,000	PLN	1,773,094	EUR	49,001
4/30/2013	Barclays Bank plc	261,920,000	SEK	38,957,060	EUR	646,979
5/6/2013	Deutsche Bank AG	14,943,320	SEK	2,223,146	EUR	36,747
5/7/2013	Morgan Stanley & Co., Inc.	15,023,913	SEK	2,228,770	EUR	33,925
6/28/2013	UBS AG	38,634,000	SEK	5,466,663	EUR	40,332

Net Unrealized Appreciation						$550,281

(AUD)—	Australian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities

MIST-23

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$62,195,831	$5,529,842	$378,415	$—	$62,574,246	$5,529,842

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$109,418,443	$—	$(17,709,711)	$(21,743,702)	$69,965,030

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $21,743,702.

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-24

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-25

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-26

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust MetLife Aggressive Strategy Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the MetLife Aggressive Strategy Portfolio returned 7.22% and 7.12%, respectively. The Portfolio’s benchmark, the Dow Jones Aggressive Index1, returned 6.99% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The MetLife Aggressive Strategy Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 100% to equities, although we expect that some residual cash will be held by the underlying portfolios. The inclusion of non-core asset class sectors had a mixed impact on relative performance. In equities, smaller cap domestic stocks trailed larger cap domestic stocks, but emerging market and small cap foreign stocks did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. The residual cash position helped in the second quarter when markets decline, but hurt during the first quarter market rally. Strong overall security selection was enough to offset any negative impact from these slight variations from the formal asset class goals.

It was an up and down period for the Portfolio’s underlying equity portfolios during the first six months of 2012. All core equity portfolios were positive for the first quarter and then turned negative in the second quarter. A strong rally in late June put all core equity portfolios into positive territory for the full period. Among the biggest equity contributors to relative performance were the T. Rowe Price Large Cap Growth Portfolio, the Janus Forty Portfolio, the Jennison Growth Portfolio, and the Harris Oakmark International Portfolio. T. Rowe benefitted from good stock selection, particularly in the Consumer Discretionary sector. Shares of priceline.com soared on increased online travel booking. Janus Forty’s stock selection in the Technology sector and an underweight to the weak Energy sector were the largest contributors to relative performance during the period. Apple continued to benefit from innovation and a loyal customer base and holding an overweight to it was a big contributor to relative performance. Ecommerce company eBay was another top performer. Jennison’s performance was helped by good security selection and an overweight position in the Information Technology sector, where Apple, Salesforce.com, and LinkedIn made strong advances, more than offsetting the effect of Google’s decline. Harris’s good performance was due to good equity stock selection in the U.K. and Japan. Individual holdings Daiwa Securities Group and Toyota Motor had the most positive impact on performance during the period. Sector fund Clarion Global Real Estate Portfolio was a major contributor to relative performance as it benefitted from a generally strong period for Real Estate Investment Trusts (REITS) relative to the rest of equity market.

In contrast, while still positive for the full periods, several underlying equity portfolios detracted from relative performance. Detractors included the BlackRock Large Cap Value Portfolio, the T. Rowe Price Large Cap Value Portfolio, and the Met/Artisan Mid Cap Value Portfolio. BlackRock’s largest detractors from performance for the period came from the Financial and Industrial sectors. Within Financials, negative performance was due to an underweight position and stock selection, particularly diversified financial services, commercial banks, insurance and capital markets. Within Industrials, stock selection specifically in the machinery industry hurt relative performance. T. Rowe Price Large Cap Value’s relative performance was hurt by both stock selection and sector weightings. Energy stocks, such as Newfield Exploration and Baker Hughes were the greatest detractors to the portfolio’s relative returns. Met/Artisan Mid Cap Value was hurt by several technology companies, Arrow Electronics, FLIR Systems, and Lexmark International and an overweight

MIST-1

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

position in the weak Energy sector. The Van Eck Global Natural Resources Portfolio, although its return was in line with its specific benchmark and its position within the Portfolio was relatively small, was a major detractor to performance relative to the broad equity market. Commodity and energy prices were sharply lower for the period, causing the stocks related to them to fall over the period.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

METLIFE AGGRESSIVE STRATEGY PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES AGGRESSIVE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
MetLife Aggressive Strategy Portfolio
Class A	7.22	-4.42	-2.09	3.34
Class B	7.12	-4.66	-2.35	3.24
Dow Jones Aggressive Index[1]	6.99	-3.85	-0.25	6.05

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global equity securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine Dow Jones equity style indexes include: U.S. Large Cap Value, U.S. Large Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, U.S. Mid Cap Growth, U.S. Small Cap Growth, Emerging Markets LN, Europe/Canada, and Asia/Pacific.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 11/4/2004. Inception of the Class A shares is 5/2/2005. Index returns are based on an inception date of 11/4/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Van Kampen Comstock Portfolio (Class A)	6.1
Jennison Growth Portfolio (Class A)	6.0
Clarion Global Real Estate Portfolio (Class A)	5.2
Harris Oakmark International Portfolio (Class A)	5.2
MFS® Research International Portfolio (Class A)	5.2
T. Rowe Price Large Cap Value Portfolio (Class A)	5.1
MFS® Value Portfolio (Class A)	5.1
Davis Venture Value Portfolio (Class A)	5.1
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A)	4.1
Invesco Small Cap Growth Portfolio (Class A)	4.1

MIST-3

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Aggressive Strategy Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)(b)	Actual	0.46%	$1,000.00	$1,072.20	$2.37
	Hypothetical*	0.46%	$1,000.00	$1,022.58	$2.31

Class B(a)(b)	Actual	0.71%	$1,000.00	$1,071.20	$3.66
	Hypothetical*	0.71%	$1,000.00	$1,021.33	$3.57

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

(b) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	4,723,705	$38,214,773
BlackRock Large Cap Value Portfolio (Class A) (b)	3,481,412	31,576,409
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	1,549,579	41,389,246
Clarion Global Real Estate Portfolio (Class A) (a)	5,180,750	53,672,571
Davis Venture Value Portfolio (Class A) (b)	1,669,636	52,526,757
Dreman Small Cap Value Portfolio (Class A) (a)	1,513,736	21,101,480
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,645,321	20,994,301
Harris Oakmark International Portfolio (Class A) (a)	4,354,094	53,294,115
Invesco Small Cap Growth Portfolio (Class A) (a)	2,914,450	41,997,230
Janus Forty Portfolio (Class A) (a)	577,516	41,864,147
Jennison Growth Portfolio (Class A) (b)	5,485,106	61,817,148
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	4,875,948	42,128,194
Loomis Sayles Small Cap Growth Portfolio (Class A)* (b)	2,959,523	31,666,897
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	114,210	20,910,766
Met/Dimensional International Small Company Portfolio (Class A) (b)	3,275,039	39,726,221
MFS® Emerging Markets Equity Portfolio (Class A) (a)	3,092,436	30,274,946
MFS® Research International Portfolio (Class A) (a)	5,835,477	53,277,909
MFS® Value Portfolio (Class A) (b)	4,108,576	52,630,862
Morgan Stanley Mid Cap Growth Portfolio (Class A)* (a)	1,627,850	18,801,666
Neuberger Berman Genesis Portfolio (Class A) (b)	844,243	10,493,946
Rainier Large Cap Equity Portfolio (Class A) (a)	3,741,968	31,208,017
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	2,474,793	41,650,761
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	2,409,810	53,136,310
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,307,629	20,768,661
Third Avenue Small Cap Value Portfolio (Class A)* (a)	1,443,632	21,004,846
Turner Mid Cap Growth Portfolio (Class A) (a)	701,926	7,994,938
Van Eck Global Natural Resources Portfolio (Class A) (b)	3,150,815	36,517,941
Van Kampen Comstock Portfolio (Class A) (a)	6,369,564	63,440,861

Total Mutual Funds (Cost $978,443,090)		1,034,081,919

Total Investments—100.0% (Cost $978,443,090#)		1,034,081,919
Other assets and liabilities (net)—0.0%		(354,762)

Net Assets—100.0%		$1,033,727,157

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $978,443,090. The aggregate unrealized appreciation and depreciation of investments were $79,322,821 and $(23,683,992), respectively, resulting in net unrealized appreciation of $55,638,829 for federal income tax purposes.
*	Non-income producing security.
(a)	A Portfolio of Met Investors Series Trust. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
(b)	A Portfolio of Metropolitan Series Fund. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,034,081,919	$—	$—	$1,034,081,919
Total Investments	$1,034,081,919	$—	$—	$1,034,081,919

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$1,034,081,919
Receivable for investments sold		280,188
Receivable for shares sold		585,066
Receivable from investment adviser		334

Total Assets		1,034,947,507
Liabilities
Payables for:
Shares redeemed	$865,253
Accrued Expenses:
Management fees	71,784
Distribution and service fees—Class B	193,492
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	50,634
Other expenses	30,161

Total Liabilities		1,220,350

Net Assets		$1,033,727,157

Net Assets Represented by
Paid in surplus		$1,158,171,008
Accumulated net realized loss		(188,976,935)
Unrealized appreciation on affiliated investments		55,638,829
Undistributed net investment income		8,894,255

Net Assets		$1,033,727,157

Net Assets
Class A		$61,309,472
Class B		972,417,685
Capital Shares Outstanding*
Class A		6,389,693
Class B		101,635,806
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.60
Class B		9.57

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $978,443,090.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$10,713,120

Total investment income		10,713,120
Expenses
Management fees	$450,580
Administration fees	11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class B	1,244,599
Audit and tax services	23,078
Legal	18,417
Trustees’ fees and expenses	18,094
Miscellaneous	2,660

Total expenses	1,781,821
Less expenses reimbursed by the Adviser	(8,805)

Net expenses	1,773,016

Net Investment Income		8,940,104

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		3,543,301
Capital gain distributions from Affiliated Underlying Portfolios		33,529,102

Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios		37,072,403

Net change in unrealized appreciation on affiliated investments		25,572,884

Net realized and unrealized gain on affiliated investments		62,645,287

Net Increase in Net Assets From Operations		$71,585,391

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,940,104	$5,683,734
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	37,072,403	24,369,871
Net change in unrealized appreciation (depreciation) on affiliated investments	25,572,884	(116,163,992)

Net increase (decrease) in net assets resulting from operations	71,585,391	(86,110,387)

Distributions to Shareholders
From net investment income
Class A	(536,616)	(10,241)
Class B	(6,332,536)	(9,029,156)

Net decrease in net assets resulting from distributions	(6,869,152)	(9,039,397)

Net increase (decrease) in net assets from capital share transactions	(32,671,360)	297,610,953

Net increase in net assets	32,044,879	202,461,169

Net Assets
Net assets at beginning of period	1,001,682,278	799,221,109

Net assets at end of period	$1,033,727,157	$1,001,682,278

Undistributed net investment income at end of period	$8,894,255	$6,823,303

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	529,988	$5,164,789	772,856	$7,237,832
Shares issued through acquisition	—	—	6,076,502	63,449,447
Reinvestments	54,040	536,616	1,004	10,241
Redemptions	(428,174)	(4,156,901)	(744,568)	(7,015,325)

Net increase	155,854	$1,544,504	6,105,794	$63,682,195

Class B
Sales	3,617,247	$34,910,232	16,177,290	$155,674,181
Shares issued through acquisition	—	—	20,216,674	210,859,907
Reinvestments	639,005	6,332,536	886,950	9,029,156
Redemptions	(7,770,081)	(75,458,632)	(14,869,421)	(141,634,486)

Net increase (decrease)	(3,513,829)	$(34,215,864)	22,411,493	$233,928,758

Increase (decrease) derived from capital shares transactions		$(32,671,360)		$297,610,953

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$9.03		$9.68	$8.39	$6.31	$12.61		$13.21

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.09		(0.01)	0.08	0.12	0.11		0.09
Net realized and unrealized gain (loss) on investments	0.56		(0.51)	1.33	1.96	(4.71)		0.34

Total from investment operations	0.65		(0.52)	1.41	2.08	(4.60)		0.43

Less Distributions
Distributions from net investment income	(0.08)		(0.13)	(0.12)	0.00	(0.41)		(0.20)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.29)		(0.83)
Distributions from return of capital	0.00		0.00	0.00	0.00	(0.00	)(b)	0.00

Total distributions	(0.08)		(0.13)	(0.12)	0.00	(1.70)		(1.03)

Net Asset Value, End of Period	$9.60		$9.03	$9.68	$8.39	$6.31		$12.61

Total Return (%) (c)	7.22	(d)	(5.57)	16.92	32.96	(40.67)		3.12

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)(f)	0.10	(g)	0.10	0.11	0.12	0.11		0.10
Ratio of net expenses to average net assets (%) (f)(h)	0.10	(g)	0.10	0.10	0.10	0.10		0.10
Ratio of net investment income to average net assets (%) (i)	1.95	(g)	(0.08)	0.87	1.75	1.11		0.69
Portfolio turnover rate (%)	8.4	(d)	22.6	13.1	40.4	29.6		27.2
Net assets, end of period (in millions)	$61.3		$56.3	$1.2	$0.3	$0.2		$0.4

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$8.99		$9.64	$8.37	$6.31	$12.58		$13.18

Income (Loss) From Investment Operations
Net investment income (a)	0.08		0.06	0.09	0.10	0.08		0.05
Net realized and unrealized gain (loss) on investments	0.56		(0.60)	1.28	1.96	(4.70)		0.35

Total from investment operations	0.64		(0.54)	1.37	2.06	(4.62)		0.40

Less Distributions
Distributions from net investment income	(0.06)		(0.11)	(0.10)	0.00	(0.36)		(0.17)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.29)		(0.83)
Distributions from return of capital	0.00		0.00	0.00	0.00	(0.00	)(b)	0.00

Total distributions	(0.06)		(0.11)	(0.10)	0.00	(1.65)		(1.00)

Net Asset Value, End of Period	$9.57		$8.99	$9.64	$8.37	$6.31		$12.58

Total Return (%) (c)	7.12	(d)	(5.78)	16.50	32.65	(40.81)		2.89

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)(f)	0.35	(g)	0.35	0.36	0.37	0.36		0.35
Ratio of net expenses to average net assets (%) (f)(h)	0.35	(g)	0.35	0.35	0.35	0.35		0.35
Ratio of net investment income to average net assets (%) (i)	1.68	(g)	0.61	1.02	1.51	0.84		0.36
Portfolio turnover rate (%)	8.4	(d)	22.6	13.1	40.4	29.6		27.2
Net assets, end of period (in millions)	$972.4		$945.4	$798.0	$653.6	$500.9		$816.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g)	Computed on an annualized basis.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
Recognition of net investment income by the Portfolio is affected by the timing of the declaration of
(i)	dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Aggressive Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from Underlying Portfolios, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-10

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$450,580	0.100%	First $500 Million
	0.075%	$500 Million to $1 Billion
	0.050%	Over $1 Billion

In addition to the above management fee paid to the Adviser, the Portfolio indirectly pays MetLife Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

	Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
			2007	2008	2009	2010	2011	2012
			Subject to repayment until December 31,
	Class A	Class B	2012	2013	2014	2015	2016	2017
MetLife Aggressive Strategy Portfolio	0.10%	0.35%	$11,142	$75,771	$120,935	$93,182	$22,483	$8,805
Strategic Growth Portfolio*	N/A	N/A	$131,207	$65,845	$—	$—	$—	$—

*	On November 7, 2008, the Strategic Growth Portfolio, a series of the Trust, merged with and into MetLife Aggressive Strategy Portfolio. At that time, the Adviser was entitled to a subsidy amount of $197,052 from the Portfolio. The repayment of such subsidy amount will be repaid, as applicable, by the MetLife Aggressive Strategy Portfolio. During the six months ended June 30, 2012, the Portfolio did not pay any of subsidy amounts for the Strategic Growth Portfolio.

As of June 30, 2012, there were no expenses repaid to the Adviser in accordance with the Expense Limitation Agreement. Amounts waived for the six months ended June 30, 2012 are shown as expenses reimbursed by the Adviser in the Statement of Operations.

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

MIST-11

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$92,196,625	$—	$89,240,563

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. The Underlying Portfolios reduce the credit risk associated with favorable contracts by entering into master netting arrangements to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Underlying Portfolios’ overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Baillie Gifford International Stock	2,358,034	2,365,776	(105)	4,723,705
BlackRock Large Cap Value	3,050,939	606,739	(176,266)	3,481,412
BlackRock Legacy Large Cap Growth	1,560,577	12,479	(23,477)	1,549,579
Clarion Global Real Estate	5,492,187	126,937	(438,374)	5,180,750
Davis Venture Value	1,744,887	14,138	(89,389)	1,669,636
Dreman Small Cap Value	1,510,886	16,274	(13,424)	1,513,736
Goldman Sachs Mid Cap Value	1,687,514	14,434	(56,627)	1,645,321
Harris Oakmark International	4,786,245	146,922	(579,073)	4,354,094
Invesco Small Cap Growth	2,886,114	178,640	(150,304)	2,914,450

MIST-12

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Janus Forty	637,861	2,531	(62,876)	577,516
Jennison Growth	5,036,240	920,706	(471,840)	5,485,106
Legg Mason ClearBridge Aggressive Growth	5,345,269	11,001	(480,322)	4,875,948
Loomis Sayles Small Cap Growth	3,020,358	2,970	(63,805)	2,959,523
Met/Artisan Mid Cap Value	118,374	1,182	(5,346)	114,210
Met/Dimensional International Small Company	2,791,109	483,930	—	3,275,039
MFS® Emerging Markets Equity	3,020,878	76,657	(5,099)	3,092,436
MFS® Research International	6,380,757	239,079	(784,359)	5,835,477
MFS® Value	4,308,814	138,898	(339,136)	4,108,576
Morgan Stanley Mid Cap Growth	70,171	1,632,403	(74,724)	1,627,850
Neuberger Berman Genesis	875,507	4,338	(35,602)	844,243
Rainier Large Cap Equity	3,941,048	17,147	(216,227)	3,741,968
T. Rowe Price Large Cap Growth	2,781,486	3,042	(309,735)	2,474,793
T. Rowe Price Large Cap Value	2,477,609	41,527	(109,326)	2,409,810
T. Rowe Price Mid Cap Growth	2,015,402	302,880	(10,653)	2,307,629
Third Avenue Small Cap Value	1,443,237	9,178	(8,783)	1,443,632
Turner Mid Cap Growth	2,233,939	489,404	(2,021,417)	701,926
Van Eck Global Natural Resources	2,740,707	415,415	(5,307)	3,150,815
Van Kampen Comstock	6,688,265	99,620	(418,321)	6,369,564

Underlying Portfolio (Class A)	Net Realized Gain/ (Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Baillie Gifford International Stock	$147	$—	$283,567	$38,214,773
BlackRock Large Cap Value	521,021	5,135,418	527,233	31,576,409
BlackRock Legacy Large Cap Growth	(18,232)	—	131,962	41,389,246
Clarion Global Real Estate	(1,401,649)	—	1,277,112	53,672,571
Davis Venture Value	(340,606)	—	451,470	52,526,757
Dreman Small Cap Value	9,340	—	181,788	21,101,480
Goldman Sachs Mid Cap Value	(11,727)	—	182,706	20,994,301
Harris Oakmark International	(1,582,373)	—	1,157,496	53,294,115
Invesco Small Cap Growth	109,659	2,650,803	—	41,997,230
Janus Forty	1,396,491	—	190,402	41,864,147
Jennison Growth	2,510,575	10,793,987	153,204	61,817,148
Legg Mason ClearBridge Aggressive Growth	419,490	—	91,777	42,128,194
Loomis Sayles Small Cap Growth	(28,351)	—	—	31,666,897
Met/Artisan Mid Cap Value	35,505	—	212,629	20,910,766
Met/Dimensional International Small Company	—	3,850,164	1,014,706	39,726,221
MFS® Emerging Markets Equity	938	—	312,361	30,274,946
MFS® Research International	(2,952,409)	—	1,327,209	53,277,909
MFS® Value	1,409,659	749,304	1,052,301	52,630,862
Morgan Stanley Mid Cap Growth	(13,378)	—	—	18,801,666
Neuberger Berman Genesis	71,123	—	39,638	10,493,946
Rainier Large Cap Equity	635,743	—	146,720	31,208,017
T. Rowe Price Large Cap Growth	2,085,085	—	53,023	41,650,761
T. Rowe Price Large Cap Value	(293,651)	—	919,648	53,136,310
T. Rowe Price Mid Cap Growth	42,302	2,628,269	—	20,768,661
Third Avenue Small Cap Value	(1,532)	—	—	21,004,846
Turner Mid Cap Growth	1,895,700	4,936,984	—	7,994,938
Van Eck Global Natural Resources	26,501	2,784,173	—	36,517,941
Van Kampen Comstock	(982,070)	—	1,006,168	63,440,861

	$3,543,301	$33,529,102	$10,713,120	$1,034,081,919

8. Acquisition

At the close of business on April 29, 2011, the Portfolio, with aggregate Class A and Class B net assets of $861,465 and $902,470,842, respectively, acquired all of the assets and liabilities of MetLife Aggressive Allocation Portfolio of the Metropolitan Series Fund, Inc. (“MetLife Aggressive Allocation”). The acquisition was accomplished by a tax-free exchange of 6,076,502 Class A shares of the Portfolio (valued at $63,499,447) for 5,566,978 Class A shares of MetLife Aggressive Allocation and 20,216,674 Class B shares of the Portfolio

MIST-13

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

(valued at $210,859,907) for 18,522,848 of Class B shares of MetLife Aggressive Allocation. MetLife Aggressive Allocation then distributed the Class A and B shares of the Portfolio that it received from the Portfolio to its shareholders by class. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. The reorganization was proposed because MetLife Aggressive Allocation had experienced a significant decline in assets, which, if it continued, would affect the Portfolio’s ability to maintain certain operational efficiencies. MetLife Aggressive Allocation’s net assets on April 29, 2011, were $63,499,447 and $210,859,907 for Class A and Class B, respectively, including investments valued at $274,439,745 with a cost basis of $236,080,380. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from MetLife Aggressive Allocation were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Portfolio acquired $(43,569,325) in capital loss carry forwards from MetLife Aggressive Allocation.

The net assets of the Portfolio immediately after the acquisition were $1,177,691,661, which included $38,359,366 of acquired unrealized appreciation.

Assuming the acquisition had been completed on January 1, 2011, the Portfolio’s pro-forma results of operations for the year ended December 31, 2011 are as follows:

(Unaudited)
Net investment income	$4,324,693	(a)
Net realized and unrealized loss on investments and capital gain distributions from Underlying Portfolios	(73,163,053	)(b)

Net decrease in assets from operations	$(68,838,360)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MetLife Aggressive Allocation that have been included in the Portfolio’s Statement of Operations since April 29, 2011.

(a)	$5,683,734 as reported plus $(1,443,492) MetLife Aggressive Allocation pre-merger, plus $52,345 in lower Advisory fees, plus $32,106 of pro-forma eliminated other expenses.
(b)	$(91,794,121) as reported plus $18,631,068 MetLife Aggressive Allocation pre-merger.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$9,039,397	$8,109,314	$—	$—	$9,039,397	$8,109,314

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$6,869,118	$—	$(35,367,445)	$(160,615,948)	$(189,114,275)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $0 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2016	Expiring 12/31/2017		Expiring 12/31/2018	Total
$15,565,209*	$141,629,034	*	$3,421,705	$160,615,948

*	The Portfolio acquired capital losses in the merger with MetLife Aggressive Allocation Portfolio of the Metropolitan Series Fund on April 29, 2011.

MIST-14

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-15

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-16

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-17

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust MetLife Balanced Plus Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B shares of the MetLife Balanced Plus Portfolio returned 5.50%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

TOTAL PORTFOLIO REVIEW/PERIOD END POSITIONING

The MetLife Balanced Plus Portfolio was composed of two segments. Approximately 70% of the Portfolio’s assets were invested in a variety of underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to achieve and maintain a broad asset allocation of approximately 40% to fixed income and 30% to equities. These assets (the “Base Sleeve”) were managed by the Investment Committee of MetLife Advisers. The remaining 30% of the assets (the “Overlay Sleeve”) were invested in various fixed income instruments that served as the collateral for equity index derivative instruments purchased by the Sleeve’s subadviser, Pacific Investment Management Company (PIMCO), to keep the Portfolio’s overall volatility level within the desired range by changing the Portfolio’s total realized equity exposure. Combining the two sleeves, the realized equity exposure of the Portfolio ranged from approximately 50% to 65% over the course of the period.

BASE SLEEVE: MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors —such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

BASE SLEEVE REVIEW/PERIOD END POSITIONING

The “Base” sleeve contributed both absolutely and relatively to the Portfolio’s return despite a sharp decline in stock prices in the period from late April to early June. The inclusion of non-core asset class sectors had a mixed impact on relative performance. Within the fixed income segment, High Yield bonds had an overall positive impact, while foreign bonds detracted. In equities, smaller cap domestic stocks trailed larger cap domestic stocks, but emerging market and small cap foreign stocks did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. While the Portfolio did not have a formal asset class goal for cash, it held cash through its underlying equity portfolios. This residual cash position helped in the second quarter when markets decline, but hurt during the first quarter market rally.

While the absolute performance by the underlying fixed income portfolios lagged that of the underlying equity portfolios for the six month period, they contributed more on a relative basis due to the size of the allocation (about 57% of the Base Sleeve) and the strong performance of these portfolios relative to the broad bond index. In particular, the PIMCO Total Return Portfolio posted a strong return due to its longer relative duration as interest rates fell in the first half of 2012. An overweight to Agency Mortgage-Backed securities also contributed as the Agency sector outperformed similar duration Treasuries. Despite general weakness in the foreign bonds over the period, the Met/Templeton International Bond Portfolio had a large positive impact during the first six months of 2012. Its strong performance was due to strong performance in the first quarter that was spurred by an underweight to Japan and an overweight to Pacific Ex-Japan. Relative to traditional below Investment Grade bond funds, the Met / Eaton Vance Floating Rate Portfolio’s focus on higher quality bank loans hurt relative performance because lower quality notes returned more for the full period and the floating interest rate feature hurt the Portfolio in a period during which interest rates declined.

It was an up and down period for the Portfolio’s underlying equity portfolios during the first six months of 2012. All core equity portfolios were positive for the first quarter and then turned negative

MIST-1

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

in the second quarter. A strong rally in late June put all equity portfolios into positive territory for the full period. Among the biggest equity contributors to relative performance was the Harris Oakmark International Portfolio. Harris’s good performance was due to good equity stock selection in the U.K. and Japan. Individual holdings Daiwa Securities Group and Toyota Motor had the most positive impact on performance during the period. Sector fund Clarion Global Real Estate Portfolio was a major contributor to relative performance as it benefitted from a generally strong period for Real Estate Investment Trusts (REITS) relative to the rest of equity market.

In contrast, while still positive for the full periods, several underlying equity portfolios detracted from relative performance. Detractors included the Met/Artisan Mid Cap Value Portfolio and the Van Eck Global Natural Resources Portfolio. Met/Artisan Mid Cap Value was hurt by several technology companies, Arrow Electronics, FLIR Systems, and Lexmark International and an overweight position in the weak Energy sector. Van Eck, although its return was in line with its specific benchmark and its position within the Portfolio was relatively small, was a major detractor to performance relative to the broad equity market. Commodity and energy prices were sharply lower for the period, causing the stocks related to them to fall over the period.

OVERLAY SLEEVE MARKET ENVIRONMENT/CONDITIONS

After improving during the first few months of the year, U.S. economic data weakened, reflecting a deteriorating outlook for the economy. Consumer confidence surveys were mixed as the unemployment rate fell to 8.1% in April, the lowest level in three years, before rising to 8.2% in May. Concerns over a global economic slowdown led to a decrease in energy prices, which caused headline inflation to fall to 1.7% in May (year over year), below the Federal Reserve’s long-term explicit 2.0% target. While keeping the Federal Funds Rate in the range of zero to 0.25% during the period, the Fed continued to indicate that economic conditions were likely to warrant exceptionally low rates at least through late 2014. In another effort to support a stronger economic recovery, the Fed renewed “Operation Twist,” a program to extend the average maturity of its holdings of securities, through the end of the year.

During the first half of the year, the S&P 500 Index, after exhibiting much volatility, posted a 9.49% return to finish June at 1335. The U.S. equity market volatility index, also known as the VIX index, ended the period lower at 17.08 from 23.40 at the end of December. Additionally, interest rate volatility, measured by swaption volatility, ended the period slightly lower at 43.26 versus the 44.91 level posted at the beginning of 2012. Treasuries with maturities longer than 3-years ended with lower yields, while shorter maturities yields ended slightly higher. Long maturity yields declined amid concerns of a U.S. cyclical downturn and signs of recession in Europe. The 10-year U.S. Treasury yield declined 23 basis points during the period to end June at 1.64 percent. Developed market yields also fell around the globe while yields in the European periphery generally increased. Fears of an economic slowdown led the U.S. Treasury yield curve to flatten as the 2-year U.S. Treasury rose by 6 basis points, while the 30-year U.S. Treasury fell by 14 basis points.

OVERLAY SLEEVE PORTFOLIO REVIEW/PERIOD END POSITIONING

Tactical equity positioning in the Overlay Sleeve through the use of S&P 500 Equity Index Futures detracted from performance as it was underweight to equities early in the year when equities rallied in response to a heightened level of equity volatility. In regards to the fixed income collateral performance, tactical duration positioning added to performance as interest rates fell amid concerns of a U.S. cyclical downturn and signs of recession in Europe. Small exposures to Financials and Agency bonds added to performance as these sectors outperformed like-duration Treasuries during the period.

Equity exposure in the PIMCO-managed Overlay Sleeve of the Balanced Plus Portfolio ranged between 16% and 35% around a neutral equity position of 30% during the period. The Overlay Sleeve ended the period with 32% in equities. The fixed income collateral of the portfolio ended the period with a duration of 10.5 years, which is a modest underweight relative to the 10.9 years of duration for the benchmark. The portfolio duration was predominately concentrated in the 5 year to 15 year portion of the yield curve where PIMCO sees superior opportunities compared to those available at the short-end, where potential interest rate jumps and volatility are constrained by Fed intervention. The collateral of the portfolio was composed of primarily Treasuries; however, it also included small positions in Corporates, Agencies, Mortgages, and Commercial Paper.

The base sleeve is managed by:

Investment Committee

MetLife Advisers, LLC

The overlay sleeve is subadvised by:

Vineer Bhansali, Ph.D., Managing Director

Steve A. Rodosky, Managing Director

Pacific Investment Management Company, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MetLife Balanced Plus Portfolio

METLIFE BALANCED PLUS PORTFOLIO MANAGED BY
METLIFE ADVISERS, LLC AND PACIFIC INVESTMENT MANAGEMENT COMPANY LLC VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
MetLife Balanced Plus Portfolio
Class B	5.50	2.18	-0.06
Dow Jones Moderate Index[1]	4.82	0.68	-0.74

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 5/2/2011. Index returns are based on an inception date of 5/2/2011.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
U.S. Treasury Bonds	14.0
PIMCO Total Return Portfolio (Class A)	10.6
BlackRock Bond Income Portfolio (Class A)	10.5
U.S. Treasury Notes	5.6
Harris Oakmark International Portfolio (Class A)	4.6
MFS® Research International Portfolio (Class A)	4.4
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	3.5
Western Asset Management U.S. Government Portfolio (Class A)	3.4
Met/Franklin Low Duration Total Return Portfolio (Class A)	3.4
Baillie Gifford International Stock Portfolio (Class A)	2.7

Top Sectors

% of Market Value of Total Investments
Mutual Funds	69.8
U.S. Treasury & Government Agencies	21.6
Cash & Cash Equivalents	8.5
Domestic Bonds & Debt Securities	0.1

MIST-3

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Balanced Plus Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B(a)	Actual	0.51%	$1,000.00	$1,055.00	$2.61
	Hypothetical*	0.51%	$1,000.00	$1,022.33	$2.56

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-4

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—69.2% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.2%
Baillie Gifford International Stock Portfolio (Class A) (a)	16,269,121	$131,617,191
BlackRock Bond Income Portfolio (Class A) (a)	4,628,432	513,015,391
BlackRock High Yield Portfolio (Class A) (b)	8,515,318	69,995,912
BlackRock Legacy Large Cap Growth Portfolio (Class A) (a)	1,258,534	33,615,432
Clarion Global Real Estate Portfolio (Class A) (b)	6,878,414	71,260,364
Dreman Small Cap Value Portfolio (Class A) (b)	6,124,283	85,372,503
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	8,072,028	102,999,073
Harris Oakmark International Portfolio (Class A) (b)	18,442,667	225,738,247
Invesco Small Cap Growth Portfolio (Class A) (b)	6,002,582	86,497,204
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (b)	4,103,137	35,451,105
Loomis Sayles Small Cap Growth Portfolio (Class A)* (a)	172,291	1,843,509
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	186,122	34,077,079
Met/Dimensional International Small Company Portfolio (Class A) (a)	5,200,056	63,076,675
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	6,616,040	68,211,368
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	16,850,563	166,652,068
Met/Templeton International Bond Portfolio (Class A) (b)	9,198,556	100,172,279
MFS® Emerging Markets Equity Portfolio (Class A) (b)	6,594,292	64,558,117
MFS® Research International Portfolio (Class A) (b)	23,369,537	213,363,872
MFS® Value Portfolio (Class A) (a)	2,750,065	35,228,329
Morgan Stanley Mid Cap Growth Portfolio (Class A)* (b)	2,810,102	32,456,682
Neuberger Berman Genesis Portfolio (Class A) (a)	2,741,127	34,072,204
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	9,171,596	104,647,906
PIMCO Total Return Portfolio (Class A) (b)	41,807,732	515,907,415
T. Rowe Price Small Cap Growth Mutual Fund* (a)	4,550,368	74,216,502
Third Avenue Small Cap Value Portfolio (Class A)* (b)	5,844,916	85,043,525
Van Eck Global Natural Resources Portfolio (Class A)* (a)	4,911,968	56,929,708
Van Kampen Comstock Portfolio (Class A) (b)	3,525,740	35,116,369
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	13,124,266	173,502,797
Western Asset Management U.S. Government Portfolio (Class A) (a)	13,813,493	168,110,208

Total Mutual Funds (Cost $3,401,706,134)		3,382,749,034

U.S. Treasury & Government Agencies—21.4%
Security Description	Par Amount	Value

Federal Agencies—1.0%
Federal Home Loan Mortgage Corp. 1.750%, 05/30/19	$36,000,000	$36,881,424
2.375%, 01/13/22	10,500,000	10,798,631

		47,680,055

U.S. Treasury—20.4%
U.S. Treasury Bonds 8.000%, 11/15/21	57,700,000	90,589,000
6.375%, 08/15/27	27,700,000	42,666,670
5.375%, 02/15/31	7,800,000	11,367,283
4.500%, 05/15/38	9,000,000	12,175,317
3.500%, 02/15/39	51,600,000	59,718,950
4.500%, 08/15/39	25,000,000	33,925,775
4.375%, 05/15/40	7,100,000	9,462,972
4.250%, 11/15/40	130,800,000	171,123,155
4.375%, 05/15/41	118,100,000	157,755,736
3.750%, 08/15/41	70,600,000	85,150,236
3.125%, 11/15/41	7,000,000	7,526,092
3.000%, 05/15/42	3,000,000	3,142,500
U.S. Treasury Notes
0.375%, 06/30/13	40,000,000	40,054,680
1.375%, 02/28/19	54,000,000	55,147,500
3.500%, 05/15/20	12,000,000	14,023,128
3.625%, 02/15/21	137,600,000	162,475,466
U.S. Treasury Principal Strips 2.924%, 11/15/27 (c) (d)	39,600,000	27,340,276
2.033%, 05/15/39 (c) (d)	6,700,000	3,119,768
2.210%, 02/15/41 (c) (d)	24,000,000	10,476,264

		997,240,768

Total U.S. Treasury & Government Agencies (Cost $982,626,704)		1,044,920,823

Domestic Bonds & Debt Securities—0.1%

Capital Markets—0.0%
Morgan Stanley 2.066%, 01/24/14 (e)	500,000	486,206

Diversified Financial Services—0.0%
Bank of America Corp. Series MTN 1.886%, 01/30/14 (e)	1,000,000	990,014
Citigroup, Inc. 1.919%, 01/13/14 (e)	1,000,000	996,069

		1,986,083

Machinery—0.1%
Vessel Management Services, Inc. 3.432%, 08/15/36 4,018,000		4,079,142

Total Domestic Bonds & Debt Securities (Cost $6,134,876)		6,551,431

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—0.0%

Security Description	Par Amount/ Contracts	Value

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C4 Class A3
4.106%, 07/15/46 (144A)	$100,000	$109,317

Total Mortgage-Backed Securities (Cost $101,000)		109,317

Options Purchased—0.0%

Put Options Purchased—0.0%
S&P 500 Index, Strike Price USD 700, Put, Expires 08/17/12 (Cost $44,112)	1,600	20,000

Short-Term Investments—8.5%

Discount Notes—1.7%
Fannie Mae Discount Notes 0.170%, 12/19/12 (c)	17,300,000	17,286,030
Federal Home Loan Bank Discount Notes 0.160%, 11/30/12 (c)	8,400,000	8,394,325
Freddie Mac Discount Notes 0.130%, 11/01/12 (c)	4,800,000	4,797,868
0.155%, 12/10/12 (c)	16,100,000	16,088,770
0.165%, 12/17/12 (c)	2,000,000	1,998,451
0.170%, 01/17/13 (c)	33,000,000	32,968,834

		81,534,278

U.S. Treasury—3.9%
U.S. Treasury Bills 0.135%, 08/30/12 (c)	24,730,000	24,724,447
0.185%, 03/07/13 (c)	6,700,000	6,691,427
0.145%, 09/13/12 (c)	18,300,000	18,294,546
0.109%, 08/23/12 (c)	35,700,000	35,694,289
0.164%, 05/02/13 (c)	80,961,000	80,848,526
0.173%, 05/30/13 (c)	25,139,000	25,098,887

		191,352,122

Repurchase Agreements—2.9%
Barclays Capital, Inc.
Repurchase Agreement dated 06/05/12 at 0.190% to be repurchased at $28,905,644 on 07/12/12, collateralized by $13,590,688 Federal National Mortgage Association at 5.500% due 06/01/38 with a value of $44,387,000 and $15,309,312 Federal National Mortgage Association at 5.500% due 06/01/38 with a value of $50,000,000. 0.190%, 07/12/12	28,900,000	28,900,000
Repurchase Agreement dated 06/29/12 at 0.160% to be repurchased at $4,400,059 on 07/02/12, collateralized by $2,200,000 U.S. Treasury Bond at 4.500% due 08/15/39 with a value of $1,630,000 and $2,200,000 U.S. Treasury Inflation Protected Bond at 1.875% due 07/15/13 with a value of $1,735,000. 0.160%, 07/02/12	4,400,000	4,400,000
Repurchase Agreement dated 06/25/12 at 0.140% to be repurchased at $10,600,330 on 07/03/12, collateralized by $10,600,000 U.S. Treasury Inflation Protected Bond at 1.875% due 07/15/13 with a value of $8,356,000. 0.140%, 07/03/12	10,600,000	10,600,000

Repurchase Agreements—(Continued)
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 06/29/12 at 0.180% to be repurchased at $18,200,273 on 07/02/12, collateralized by $18,200,000 U.S. Treasury Note at 0.375% due 06/30/13 with a value of $18,567,000.	$18,200,000	$18,200,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $57,066,048 on 07/02/12, collateralized by $58,285,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $58,212,144.	57,066,000	57,066,000
Goldman Sons & Co. Repurchase Agreement dated 06/29/12 at 0.200% to be repurchased at $11,002,444 on 07/12/12, collateralized by $11,000,000 Federal National at 5.000% due 09/01/40 with a value of $15,839,000.	11,000,000	11,000,000
JPMorgan Securities, Inc. Repurchase Agreement dated 06/29/12 at 0.200% to be repurchased at $5,600,093 on 07/02/12, collateralized by $5,600,000 U.S. Treasury Note at 1.500% due 06/30/16 with a value of $5,485,000 and $4,130,000 U.S. Treasury Note at 3.125% due 08/31/13 with a value of $4,044,400 and $1,470,000 U.S. Treasury Note at 2.125% due 11/30/14 with a value of $1,438,300.	11,200,000	11,200,000

		141,366,000

Total Short-Term Investments (Cost $414,252,400)		414,252,400

Total Investments—99.2% (Cost $4,804,865,226#)		4,848,603,005
Other assets and liabilities (net)—0.8%		39,478,878

Net Assets—100.0%		$4,888,081,883

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $4,804,865,226. The aggregate unrealized appreciation and depreciation of investments were $100,557,130 and $(56,819,351), respectively, resulting in net unrealized appreciation of $43,737,779 for federal income tax purposes.
*	Non-income producing security.
(a)	A Portfolio of Metropolitan Series Fund. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
(b)	A Portfolio of Met Investors Series Trust. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
(c)	Zero coupon bond—Interest rate represents current yield to maturity.
(d)	Principal only security.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $109,317, which is 0.0% of net assets.
(MTN)—	Medium-Term Note

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$3,382,749,034	$—	$—	$3,382,749,034
Total U.S. Treasury & Government Agencies*	—	1,044,920,823	—	1,044,920,823
Total Domestic Bonds & Debt Securities*	—	6,551,431	—	6,551,431
Total Mortgage-Backed Securities*	—	109,317	—	109,317
Total Put Options Purchased*	20,000	—	—	20,000
Short-Term Investments
Discount Notes	—	81,534,278	—	81,534,278
U.S. Treasury	—	191,352,122	—	191,352,122
Repurchase Agreements	—	141,366,000	—	141,366,000
Total Short-Term Investments	—	414,252,400	—	414,252,400
Total Investments	$3,382,769,034	$1,465,833,971	$—	$4,848,603,005

Futures Contracts**
Futures Contracts (Unrealized Appreciation)	38,092,915	—	—	38,092,915
Total Futures Contracts	$38,092,915	$—	$—	$38,092,915

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as futures contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at June 30, 2012
Domestic Bonds & Debt Securities
Machinery	$4,139,274	$—	$4,139,274	$—	$—

Domestic Bonds & Debt Securities in the amount of $4,139,274 were transferred out of Level 3 due to the trading and availability of a vendor or broker providing prices that are based on market activity for significant observables.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)		$1,465,853,971
Affiliated investments at value (b)		3,382,749,034
Cash		442
Cash collateral for futures contracts		4,000
Receivable for shares sold		8,374,678
Net variation margin on futures contracts		40,616,400
Interest receivable		7,505,994

Total Assets		4,905,104,519
Liabilities
Payables for:
Investments purchased	$13,359,973
Shares redeemed	102,809
Cash collateral for futures contracts	310,000
Variation margin on futures contracts	1,235,625
Accrued expenses:
Management fees	973,912
Distribution and service fees—Class B	958,411
Administration fees	6,158
Custodian and accounting fees	18,734
Deferred trustees’ fees	10,492
Other expenses	46,522

Total Liabilities		17,022,636

Net Assets		$4,888,081,883

Net Assets Represented by
Paid in surplus		$4,720,477,357
Accumulated net realized gain		10,672,091
Unrealized appreciation on investments, affiliated investments and futures contracts		81,830,694
Undistributed net investment income		75,101,741

Net Assets		$4,888,081,883

Net Assets
Class B		$4,888,081,883
Capital Shares Outstanding*
Class B		490,018,445
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$9.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,403,159,092.
(b)	Identified cost of affiliated investments was $3,401,706,134.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from affiliated investments		$73,319,129
Interest		12,215,546

Total investment income		85,534,675
Expenses
Management fees	$5,172,379
Administration fees	26,502
Custodian and accounting fees	50,672
Distribution and service fees—Class B	5,094,509
Audit and tax services	18,065
Legal	20,142
Trustees’ fees and expenses	16,712
Shareholder reporting	27,522
Insurance	218
Miscellaneous	251

Total expenses	10,426,972

Net Investment Income		75,107,703

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Futures Contracts
Net realized gain on:
Investments		18,458,852
Affiliated investments		6,620,211
Futures contracts		12,259,399
Capital gain distributions from Affiliated Underlying Portfolios		23,849,758

Net realized gain on investments, affiliated investments, futures contracts and capital gain distributions from Affiliated Underlying Portfolios		61,188,220

Net change in unrealized appreciation on:
Investments		12,910,516
Affiliated investments		2,128,445
Futures contracts		32,072,565

Net change in unrealized appreciation on investments, affiliated investments and futures contracts		47,111,526

Net realized and unrealized gain on investments, affiliated investments and futures contracts		108,299,746

Net Increase in Net Assets From Operations		$183,407,449

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011(a)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$75,107,703	$1,578,506
Net realized gain (loss) on investments, affiliated investments, futures contracts and capital gain distributions from Affiliated Underlying Portfolios	61,188,220	(48,273,140)
Net change in unrealized appreciation on investments, affiliated investments and futures contracts	47,111,526	34,719,168

Net increase (decrease) in net assets resulting from operations	183,407,449	(11,975,466)

Distributions to Shareholders
From net investment income
Class B	(6,497)	(4,059,770)

Net decrease in net assets resulting from distributions	(6,497)	(4,059,770)

Net increase in net assets from capital share transactions	1,552,742,689	3,167,973,478

Net Increase in Net Assets	1,736,143,641	3,151,938,242

Net Assets
Net assets at beginning of period	3,151,938,242	—

Net assets at end of period	$4,888,081,883	$3,151,938,242

Undistributed net investment income at end of period	$75,101,741	$535

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
	Shares	Value	Shares	Value
Class B
Sales	158,370,839	$1,566,524,810	334,052,518	$3,177,775,566
Reinvestments	648	6,497	431,891	4,059,770
Redemptions	(1,397,741)	(13,788,618)	(1,439,710)	(13,861,858)

Net increase	156,973,746	$1,552,742,689	333,044,699	$3,167,973,478

Increase derived from capital shares transactions		$1,552,742,689		$3,167,973,478

(a)	Commencement of operations was 5/2/2011.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$9.46		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.18		0.01
Net realized and unrealized gain (loss) on investments	0.34		(0.54)

Total from investment operations	0.52		(0.53)

Less Distributions
Distributions from net investment income	0.00	(c)	(0.01)

Total distributions	0.00		(0.01)

Net Asset Value, End of Period	$9.98		$9.46

Total Return (%) (d)	5.50	(e)	(5.28	)(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (g)	0.51	(f)	0.54	(f)
Ratio of net expenses to average net assets (%) (h)(i)	0.51	(f)	0.54	(f)
Ratio of net investment income to average net assets (%)	3.69	(f)	0.17	(f)
Portfolio turnover rate (%)	14.0	(e)	10.4	(e)
Net assets, end of period (in millions)	$4,888.1		$3,151.9

(a)	Commencement of operations was 5/2/2011.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net investment income were less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	See Note 3 of the Notes to Financial Statements.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(i)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Balanced Plus Portfolio (the “Portfolio”) (commenced operations on May 2, 2011), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Portfolios of the Trust or of Metropolitan Series Fund (“Underlying Portfolios”) and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for equity derivative instruments, primarily stock index futures.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

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Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes

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amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

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Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets of the Overlay Portion of the Portfolio.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser (Overlay Portion managed by PIMCO) for the six months ended June 30, 2012	% per annum	Average Daily Net Assets of the Overlay Portion
$2,754,787	0.725%	First $250 Million
	0.700%	$250 Million to $750 Million
	0.675%	$750 Million to $1 Billion
	0.650%	Over $1 Billion

Management Fees earned by the Adviser (Base Portion managed by MLA) for the six months ended June 30, 2012	% per annum	Average Daily Net Assets of the Base Portion
$2,417,593	0.100%	First $500 Million
	0.075%	$500 Million to $1 Billion
	0.050%	Over $1 Billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays MLA a management fee through its investment in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B
0.65%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

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Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$693,235,026	$1,273,025,962	$442,533,775	$90,882,947

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio gives the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tend to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered a loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it

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does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on Futures contracts*	$831,469
Equity	Unrealized appreciation on Futures contracts*	37,261,446
	Investment at value (a)	20,000

		$38,112,915

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

	Interest Rate	Equity	Total
Statement of Operations Location—Net Realized Gain
Investment at value (a)	$—	$94,703	$94,703
Futures Contracts	6,556,982	5,702,417	12,259,399

	$6,556,982	$5,797,120	$12,354,102

	Interest Rate	Equity	Total
Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)
Investment at value (a)	$—	$(24,112)	$(24,112)
Futures Contracts	815,218	31,257,347	32,072,565

	$815,218	$31,233,235	$32,048,453

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(b)
Investment at value (a)	480,500
Futures Contracts	141,111,717

(a)	Includes options purchased which are part of investments as shown in the Statement of Assets and Liabilities and net realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments as shown in the Statement of Operations.

(b)	Averages are based on activity levels during 2012.

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6. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
90 Day EuroDollar Futures	Chicago Mercantile Exchange	9/17/2012	200	$49,617,842	$49,760,000	$142,158
S&P 500 E-Mini Index Futures	CME Index & Options Market	9/21/2012	23,892	1,583,093,994	1,620,355,440	37,261,446
U.S. Treasury Bond 30 Years Futures	Chicago Board of Trade	9/19/2012	659	96,822,095	97,511,406	689,311

Total Unrealized Appreciation						$38,092,915

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Baillie Gifford International Stock	7,807,928	8,461,193	—	16,269,121
BlackRock Bond Income	3,044,460	1,583,972	—	4,628,432
BlackRock High Yield	5,353,594	3,166,606	(4,882)	8,515,318
BlackRock Legacy Large Cap Growth	864,594	398,545	(4,605)	1,258,534
Clarion Global Real Estate	4,619,317	2,270,632	(11,535)	6,878,414
Dreman Small Cap Value	4,187,270	1,945,344	(8,331)	6,124,283
Goldman Sachs Mid Cap Value	5,518,180	2,566,655	(12,807)	8,072,028
Harris Oakmark International	12,455,061	6,074,958	(87,352)	18,442,667
Invesco AIM Small Cap Growth	3,920,928	2,105,156	(23,502)	6,002,582
Legg Mason ClearBridge Aggressive Growth	2,858,213	1,260,276	(15,352)	4,103,137
Loomis Sayles Small Cap Growth	5,616,204	1,699,433	(7,143,346)	172,291
Met/Artisan Mid Cap Value	127,813	58,783	(474)	186,122
Met/Dimensional International Small Company	3,088,787	2,111,269	—	5,200,056
Met/Eaton Vance Floating Rate	4,335,481	2,280,559	—	6,616,040
Met/Franklin Low Duration Total Return	11,144,581	5,705,982	—	16,850,563
Met/Templeton International Bond	5,585,748	3,612,808	—	9,198,556
MFS® Emerging Markets Equity	4,436,241	2,158,051	—	6,594,292
MFS® Research International	16,236,619	8,030,480	(897,562)	23,369,537
MFS® Value	1,852,583	909,371	(11,889)	2,750,065
Morgan Stanley Mid Cap Growth	1,906,142	905,628	(1,668)	2,810,102
Neuberger Berman Genesis	1,878,913	864,111	(11,897)	2,731,127
PIMCO Inflation Protected Bond	5,701,296	3,470,300	—	9,171,596
PIMCO Total Return	27,522,732	14,285,000	—	41,807,732
T. Rowe Price Small Cap Growth Mutual Fund	—	4,550,368	—	4,550,368
Third Avenue Small Cap Value	4,004,996	1,842,354	(2,434)	5,844,916
Van Eck Global Natural Resources	3,022,552	1,889,416	—	4,911,968
Van Kampen Comstock	2,412,741	1,124,869	(11,870)	3,525,740
Western Asset Management Strategic Bond Opportunities	8,637,733	4,486,533	—	13,124,266
Western Asset Management U.S. Government	9,164,191	4,649,302	—	13,813,493

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Baillie Gifford International Stock	$—	$—	$1,186,570	$131,617,191
BlackRock Bond Income	—	2,915,478	12,098,241	513,015,391
BlackRock High Yield	(2,001)	792,224	4,466,521	69,995,912
BlackRock Legacy Large Cap Growth	(2,020)	—	94,902	33,615,432
Clarion Global Real Estate	(2,768)	—	1,429,903	71,260,364
Dreman Small Cap Value	(10,414)	—	648,055	85,372,503

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Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Goldman Sachs Mid Cap Value	$(7,557)	$—	$776,516	$102,999,073
Harris Oakmark International	(151,418)	—	3,863,515	225,738,247
Invesco AIM Small Cap Growth	(20,809)	4,791,754	—	86,497,204
Legg Mason ClearBridge Aggressive Growth	7,037	—	66,620	35,451,105
Loomis Sayles Small Cap Growth	7,689,299	—	—	1,843,509
Met/Artisan Mid Cap Value	844	—	305,152	34,077,079
Met/Dimensional International Small Company	—	5,435,556	1,432,533	63,076,675
Met/Eaton Vance Floating Rate	—	171,925	2,140,723	68,211,368
Met/Franklin Low Duration Total Return	—	—	3,155,588	166,652,068
Met/Templeton International Bond	—	—	9,066,271	100,172,279
MFS® Emerging Markets Equity	—	—	591,346	64,558,117
MFS® Research International	(876,481)	—	4,349,118	213,363,872
MFS® Value	1,283	435,125	611,077	35,228,329
Morgan Stanley Mid Cap Growth	(1,487)	—	—	32,456,682
Neuberger Berman Genesis	(228)	—	111,435	34,072,204
PIMCO Inflation Protected Bond	—	5,392,685	2,938,569	104,647,906
PIMCO Total Return	—	—	14,958,680	515,907,415
T. Rowe Price Small Cap Growth Mutual Fund	—	—	—	74,216,502
Third Avenue Small Cap Value	(2,508)	—	—	85,043,525
Van Eck Global Natural Resources	—	3,915,011	—	56,929,708
Van Kampen Comstock	(561)	—	482,748	35,116,369
Western Asset Management Strategic Bond Opportunities	—	—	5,479,876	173,502,797
Western Asset Management U.S. Government	—	—	3,065,170	168,110,208

	$6,620,211	$23,849,758	$73,319,129	$3,382,749,034

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

10. Income Tax Information

The tax character of distributions paid for the period ended December 31, 2011 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
$4,059,770	$—	$4,059,770

MIST-18

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforward and Deferrals	Total
$6,209	$—	$27,027,901	$(42,824,862)	$(15,790,752)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $40,980,440.

11. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-19

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-20

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-21

Simplify your life…

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Met Investors Series Trust MetLife Balanced Strategy Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the MetLife Balanced Strategy Portfolio returned 5.92% and 5.80%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors—such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds for the period. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The MetLife Balanced Strategy Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 65% to equities and 35% to fixed income. The Portfolio’s fixed income position (35%) curtailed absolute performance during the first three month of the period when equities surged, but partially cushioned the magnitude of losses suffered during the volatile second quarter. The inclusion of non-core asset class sectors had a mixed impact on relative performance. Within the fixed income segment, High Yield bonds had an overall positive impact, while foreign bonds detracted. In equities, smaller cap domestic stocks trailed larger cap domestic stocks, but emerging market and small cap foreign stocks did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. While the Portfolio does not have a formal asset class goal for cash, it does hold cash through its underlying equity portfolios. This residual cash position helped in the second quarter when markets decline, but hurt during the first quarter market rally. Exposure to foreign bonds by some of the core bond managers also detracted from relative performance as foreign bonds trailed domestic bonds for the period. Strong security selection, especially in fixed income portfolios, was enough to offset any negative impact from these slight variations from the formal asset class goals.

It was an up and down period for the Portfolio’s underlying equity portfolios during the first six months of 2012. All core equity portfolios were positive for the first quarter and then turned negative in the second quarter. A strong rally in late June put all core equity portfolios into positive territory for the full period. Among the biggest equity contributors to relative performance were the T. Rowe Price Large Cap Growth Portfolio, the Janus Forty Portfolio, and the Harris Oakmark International Portfolio. T. Rowe benefitted from good stock selection, particularly in the Consumer Discretionary sector. Shares of priceline.com soared on increased online travel booking. Janus Forty’s stock selection in the Technology sector and an underweight to the weak Energy sector were the largest contributors to relative performance during the period. Apple continued to benefit from innovation and a loyal customer base and holding an overweight to it was a big contributor to relative performance. Ecommerce company eBay was another top performer. Harris’s good performance was due to good equity stock selection in the U.K. and Japan. Individual holdings Daiwa Securities Group and Toyota Motor had the most positive impact on performance during the period. Sector fund Clarion Global Real Estate Portfolio was a major contributor to relative performance as it benefitted from a generally strong period for Real Estate Investment Trusts (REITS) relative to the rest of equity market.

In contrast, while still positive for the full periods, several underlying equity portfolios detracted from relative performance. Detractors included the T. Rowe Price Large Cap Value Portfolio, the BlackRock Large Cap Value Portfolio, and the Neuberger Berman Genesis Portfolio. T. Rowe Price Large Cap Value’s relative performance was hurt

MIST-1

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

by both stock selection and sector weightings. Energy stocks, such as Newfield Exploration and Baker Hughes were the greatest detractors to the portfolio’s relative returns. BlackRock’s largest detractors from performance for the period came from the Financial and Industrial sectors. Within Financials, negative performance was due to an underweight and stock selection, particularly diversified financial services, commercial banks, insurance and capital markets. Within Industrials, stock selection specifically in the machinery industry hurt relative performance. Neuberger Berman Genesis’s relative underperformance occurred entirely in the bullish first quarter; it held up better than the market in the bearish second quarter. Overall, its performance was hurt by a significant underweight in the strong Financial Services sector. Van Eck Global Natural Resources Portfolio, although its return was in line with its specific benchmark and its position within the Portfolio was relatively small, was a major detractor to performance relative to the broad equity market. Commodity and energy prices were sharply lower for the period, causing the stocks related to them to fall over the period.

While bonds made up only a small part of the Portfolio, the fixed income segment still contributed on a relative basis due to the strong performance of these underlying portfolios relative to the broad bond index. In particular, the PIMCO Inflation Protected Bond Portfolio benefitted from strength in the TIPS (Treasury Inflation Protected Securities) sector. Beyond its TIPS exposure, a focus on the 5-15 year portion of the curve was additive to this portfolio’s performance as these maturities outperformed the shorter-end of the TIPs yield curve. The PIMCO Total Return Portfolio also posted a strong return due to its longer relative duration as interest rates fell in the first half of 2012. An overweight to Agency Mortgage-Backed securities also contributed as the Agency sector outperformed similar duration Treasuries. Despite general weakness in the foreign bonds over the period, the Met/Templeton International Bond Portfolio had a large positive impact during the first six months of 2012. Most of its strong relative performance occurred during the first quarter when an underweight to a very weak Japan and an overweight to relatively Pacific Ex-Japan boosted performance. Relative to traditional below Investment Grade bond funds, the Met/Eaton Vance Floating Rate Portfolio’s focus on higher quality bank loans hurt relative performance because lower quality notes returned more for the full period and the floating interest rate feature hurt the Portfolio in a period during which interest rates declined. The Met/Franklin Templeton Low Duration and the Western Asset Management U.S. Government Portfolio detracted modestly from relative performance due primarily to their focus on the short end of the yield curve in an environment that favored longer maturity instruments.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

METLIFE BALANCED STRATEGY PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
MetLife Balanced Strategy Portfolio
Class A	5.92	-0.76	0.69	4.37
Class B	5.80	-1.00	0.45	4.02
Dow Jones Moderate Index[1]	4.82	0.68	2.63	5.73

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 11/4/2004. Inception of the Class A shares is 5/2/2005. Index returns are based on an inception date of 11/4/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings
% of Net Assets
PIMCO Total Return Portfolio (Class A)	10.4
BlackRock Bond Income Portfolio (Class A)	6.1
MFS® Value Portfolio (Class A)	5.5
Davis Venture Value Portfolio (Class A)	5.1
MFS® Research International Portfolio (Class A)	4.2
Harris Oakmark International Portfolio (Class A)	4.2
Van Kampen Comstock Portfolio (Class A)	4.1
T. Rowe Price Large Cap Value Portfolio (Class A)	4.1
Invesco Small Cap Growth Portfolio (Class A)	4.1
Western Asset Management U.S. Government Portfolio (Class A)	4.0

MIST-3

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Balanced Strategy Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.38%	$1,000.00	$1,059.20	$1.95
	Hypothetical*	0.38%	$1,000.00	$1,022.97	$1.91

Class B(a)	Actual	0.63%	$1,000.00	$1,058.00	$3.22
	Hypothetical*	0.63%	$1,000.00	$1,021.73	$3.17

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-4

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	32,749,203	$264,941,052
BlackRock Bond Income Portfolio (Class A) (b)	5,474,941	606,842,507
BlackRock High Yield Portfolio (Class A) (a)	12,419,918	102,091,724
BlackRock Large Cap Value Portfolio (Class A) (b)	39,884,217	361,749,851
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,403,768	197,754,652
Clarion Global Real Estate Portfolio (Class A) (a)	20,193,850	209,208,282
Davis Venture Value Portfolio (Class A) (b)	16,194,047	509,464,721
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	15,936,802	203,353,588
Harris Oakmark International Portfolio (Class A) (a)	33,877,803	414,664,311
Invesco Small Cap Growth Portfolio (Class A) (a)	28,106,999	405,021,851
Janus Forty Portfolio (Class A) (a)	2,804,034	203,264,403
Jennison Growth Portfolio (Class A) (b)	17,669,180	199,131,664
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	23,708,322	204,839,902
Lord Abbett Bond Debenture Portfolio (Class A) (a)	8,112,541	101,974,637
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	549,385	100,586,966
Met/Dimensional International Small Company Portfolio (Class A) (b)	15,576,607	188,944,238
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	19,621,125	202,293,800
Met/Franklin Low Duration Total Return Portfolio (Class A) (a)	20,347,407	201,235,855
Met/Templeton International Bond Portfolio (Class A) (a)	28,122,227	306,251,051
MFS® Emerging Markets Equity Portfolio (Class A) (a)	9,867,184	96,599,735
MFS® Research International Portfolio (Class A) (a)	45,435,835	414,829,170
MFS® Value Portfolio (Class A) (b)	42,756,741	547,713,859
Neuberger Berman Genesis Portfolio (Class A) (b)	16,338,895	203,092,469
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	26,618,687	303,719,218

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio (Class A) (a)	83,771,767	$1,033,743,605
Pioneer Fund Portfolio (Class A) (a)	7,258,417	100,020,993
Rainier Large Cap Equity Portfolio (Class A) (a)	23,982,181	200,011,391
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	12,003,657	202,021,551
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	18,603,844	410,214,758
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	21,995,040	197,955,357
Third Avenue Small Cap Value Portfolio (Class A) (a)*	13,902,513	202,281,565
Van Eck Global Natural Resources Portfolio (Class A) (b)	14,542,702	168,549,913
Van Kampen Comstock Portfolio (Class A) (a)	41,203,728	410,389,130
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	7,713,659	101,974,575
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,043,995	402,145,420

Total Mutual Funds (Cost $9,555,977,453)		9,978,877,764

Total Investments—100.0% (Cost $9,555,977,453#)		9,978,877,764
Other assets and liabilities (net)—0.0%		(2,511,936)

Net Assets—100.0%		$9,976,365,828

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $9,555,977,453. The aggregate unrealized appreciation and depreciation of investments were $584,228,919 and $(161,328,608), respectively, resulting in net unrealized appreciation of $422,900,311 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
(b)	A Portfolio of Metropolitan Series Fund. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,978,877,764	$—	$—	$9,978,877,764
Total Investments	$9,978,877,764	$—	$—	$9,978,877,764

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$9,978,877,764
Receivable for investments sold		32
Receivable for shares sold		2,062,944

Total Assets		9,980,940,740
Liabilities
Due to Adviser	$1,370
Payables for:
Investments purchased	20,156
Shares redeemed	2,042,817
Accrued expenses:
Management fees	432,168
Distribution and service fees—Class B	2,006,663
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	32,826

Total Liabilities		4,574,912

Net Assets		$9,976,365,828

Net assets represented by
Paid in surplus		$9,948,228,824
Accumulated net realized loss		(592,105,017)
Unrealized appreciation on affiliated investments		422,900,311
Undistributed net investment income		197,341,710

Net Assets		$9,976,365,828

Net Assets
Class A		$2,440,890
Class B		9,973,924,938
Capital Shares Outstanding*
Class A		233,602
Class B		958,389,182
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.45
Class B		10.41

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $9,555,977,453.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$212,843,095

Total investment income		212,843,095
Expenses
Management fees	$2,718,957
Administration fees	11,448
Deferred expense reimbursement	8,215
Custodian and accounting fees	12,945
Distribution and service fees—Class B	12,659,469
Audit and tax services	16,931
Legal	18,420
Trustees’ fees and expenses	18,094
Miscellaneous	7,118

Total expenses	15,471,597

Net Investment Income		197,371,498

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		9,264,380
Capital gain distributions from Affiliated Underlying Portfolios		197,672,098

Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios		206,936,478

Net change in unrealized appreciation on affiliated investments		159,527,849

Net realized and unrealized gain on affiliated investments		366,464,327

Net Increase in Net Assets From Operations		$563,835,825

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$197,371,498	$155,018,698
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	206,936,478	407,097,304
Net change in unrealized appreciation (depreciation) on affiliated investments	159,527,849	(767,428,743)

Net increase (decrease) in net assets resulting from operations	563,835,825	(205,312,741)

Distributions to Shareholders
From net investment income
Class A	(56,222)	(43,737)
Class B	(217,200,076)	(156,392,220)

Net decrease in net assets resulting from distributions	(217,256,298)	(156,435,957)

Net increase (decrease) in net assets from capital share transactions	(84,275,733)	821,267,688

Net Increase in Net Assets	262,303,794	459,518,990

Net Assets
Net assets at beginning of period	9,714,062,034	9,254,543,044

Net assets at end of period	$9,976,365,828	$9,714,062,034

Undistributed net investment income at end of period	$197,341,710	$217,226,510

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	25,620	$272,527	79,400	$798,700
Reinvestments	5,289	56,222	4,050	43,737
Redemptions	(7,986)	(84,266)	(106,773)	(1,059,667)

Net increase (decrease)	22,923	$244,483	(23,323)	$(217,230)

Class B
Sales	14,708,535	$156,047,642	135,632,477	$1,430,712,357
Reinvestments	20,509,922	217,200,076	14,521,097	156,392,220
Redemptions	(43,646,687)	(457,767,934)	(74,502,352)	(765,619,659)

Net increase (decrease)	(8,428,230)	$(84,520,216)	75,651,222	$821,484,918

Increase (decrease) derived from capital shares transactions		$(84,275,733)		$821,267,688

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.10		$10.43	$9.37	$7.28	$12.15	$12.17

Income (Loss) From Investment Operations
Net investment income (a)	0.22		0.20	0.18	0.29	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.38		(0.35)	1.10	1.80	(3.83)	0.47

Total from investment operations	0.60		(0.15)	1.28	2.09	(3.66)	0.62

Less Distributions
Distributions from net investment income	(0.25)		(0.18)	(0.22)	0.00	(0.53)	(0.24)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.68)	(0.40)

Total distributions	(0.25)		(0.18)	(0.22)	0.00	(1.21)	(0.64)

Net Asset Value, End of Period	$10.45		$10.10	$10.43	$9.37	$7.28	$12.15

Total Return (%) (b)	5.92	(c)	(1.51)	13.85	28.71	(31.75)	5.16

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e) (f)	0.06	(d)	0.06	0.06	0.06	0.06	0.06
Ratio of net expenses to average net assets (%) (f) (g)	0.06	(d)	0.06	0.06	0.06	0.06	0.06
Ratio of net investment income to average net assets (%) (h)	4.17	(d)	1.93	1.88	3.72	1.75	1.22
Portfolio turnover rate (%)	6.2	(c)	25.6	13.0	28.3	23.4	17.0
Net assets, end of period (in millions)	$2.4		$2.1	$2.4	$1.8	$1.7	$1.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.05		$10.38	$9.33	$7.27	$12.12	$12.15

Income (Loss) From Investment Operations
Net investment income (a)	0.20		0.16	0.17	0.21	0.19	0.13
Net realized and unrealized gain (loss) on investments	0.39		(0.33)	1.08	1.85	(3.87)	0.46

Total from investment operations	0.59		(0.17)	1.25	2.06	(3.68)	0.59

Less Distributions
Distributions from net investment income	(0.23)		(0.16)	(0.20)	0.00	(0.49)	(0.22)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.68)	(0.40)

Total distributions	(0.23)		(0.16)	(0.20)	0.00	(1.17)	(0.62)

Net Asset Value, End of Period	$10.41		$10.05	$10.38	$9.33	$7.27	$12.12

Total Return (%) (b)	5.80	(c)	(1.70)	13.58	28.34	(31.93)	4.88

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e) (f)	0.31	(d)	0.31	0.31	0.31	0.31	0.31
Ratio of net expenses to average net assets (%) (f) (g)	0.31	(d)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%) (h)	3.90	(d)	1.56	1.75	2.59	1.94	1.05
Portfolio turnover rate (%)	6.2	(c)	25.6	13.0	28.3	23.4	17.0
Net assets, end of period (in millions)	$9,973.9		$9,711.9	$9,252.1	$7,049.3	$4,841.9	$6,743.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Balanced Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from Underlying Portfolios, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-10

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,718,957	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fee paid to the Adviser, the Portfolio indirectly pays MetLife Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - On November 7, 2008, the Strategic Growth and Income Portfolio, a series of the Trust, merged with and into the Portfolio.

The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting the expenses of the Strategic Growth and Income Portfolio. The Expense Limitation Agreement with respect to the Strategic Growth and Income Portfolio has since expired. Pursuant to the Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Strategic Growth and Income Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with the GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and Underlying Portfolios’ fees and expenses but including amounts payable pursuant a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to a certain percentage of Strategic Growth and Income Portfolio’s average daily net assets, as set forth in the Expense Limitation Agreement.

At the time of the merger, the Adviser, subject to approval by the Trust’s Board, was entitled to an aggregate reimbursement of $280,240 from the Strategic Growth and Income Portfolio. Such amount was a contractual obligation of the Strategic Growth and Income Portfolio under the Expense Limitation Agreement. As a result of the merger, the Portfolio assumed this contractual obligation of the Strategic Growth and Income Portfolio. Any reimbursement of the Adviser owed by the Strategic Growth and Income Portfolio will now be made by the Portfolio, subject to prior approval by the Trust’s Board. The obligation to reimburse the Adviser for any expenses of the Strategic Growth and Income Portfolio paid by the Adviser expires on December 31, 2013.

As of June 30, 2012, there were no expenses deferred in 2012 and $8,215 was repaid to the Adviser in accordance with the Expense Limitation Agreement. The amount of expenses deferred in 2007, which were recovered during the six months ended June 30, 2012 was $8,215. As of June 30, 2012, there was $222,720 in expense deferrals eligible for recoupment by the Adviser. Amounts recouped for the six months ended June 30, 2012 are shown as Deferred expense reimbursement in the Statement of Operations.

Expenses Deferred in
2007	2008	2009	2010	2011

Subject to repayment until December 31,
2012	2013	2014	2015	2016
$106,954	$115,766	$—	$—	$—

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

MIST-11

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$725,681,935	$—	$632,207,327

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. The Underlying Portfolios reduce the credit risk associated with favorable contracts by entering into master netting arrangements to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Underlying Portfolios’ overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Baillie Gifford International Stock	11,467,679	21,281,542	(18)	32,749,203
BlackRock Bond Income	5,462,578	215,320	(202,957)	5,474,941
BlackRock High Yield	12,155,578	1,108,330	(843,990)	12,419,918
BlackRock Large Cap Value	28,846,011	12,062,592	(1,024,386)	39,884,217
BlackRock Legacy Large Cap Growth	7,346,787	146,963	(89,982)	7,403,768
Clarion Global Real Estate	20,373,190	499,753	(679,093)	20,193,850
Davis Venture Value	16,157,613	153,012	(116,578)	16,194,047

MIST-12

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Goldman Sachs Mid Cap Value*	15,835,481	155,389	(54,068)	15,936,802
Harris Oakmark International	38,474,999	986,267	(5,583,463)	33,877,803
Invesco Small Cap Growth*	27,257,861	1,705,150	(856,012)	28,106,999
Janus Forty	3,002,136	12,359	(210,461)	2,804,034
Jennison Growth	16,235,745	2,955,946	(1,522,511)	17,669,180
Legg Mason ClearBridge Aggressive Growth	25,249,604	52,039	(1,593,321)	23,708,322
Lord Abbett Bond Debenture	7,964,044	616,903	(468,406)	8,112,541
Met/Artisan Mid Cap Value	555,482	5,393	(11,490)	549,385
Met/Dimensional International Small Company*	13,545,599	2,034,934	(3,926)	15,576,607
Met/Eaton Vance Floating Rate*	19,482,644	825,196	(686,715)	19,621,125
Met/Franklin Low Duration Total Return	20,214,033	581,098	(447,724)	20,347,407
Met/Templeton International Bond*	25,592,762	2,908,324	(378,859)	28,122,227
MFS® Emerging Markets Equity	9,822,892	114,536	(70,244)	9,867,184
MFS® Research International	50,130,245	2,344,365	(7,038,775)	45,435,835
MFS® Value	40,528,161	3,713,360	(1,484,780)	42,756,741
Morgan Stanley Mid Cap Growth	1,274,520	168,259	(1,442,779)	—
Neuberger Berman Genesis	16,372,662	61,419	(95,186)	16,338,895
PIMCO Inflation Protected Bond	25,474,188	2,611,035	(1,466,536)	26,618,687
PIMCO Total Return	100,153,508	3,535,239	(19,916,980)	83,771,767
Pioneer Fund	7,101,593	158,759	(1,935)	7,258,417
Rainier Large Cap Equity	24,660,423	113,400	(791,642)	23,982,181
T. Rowe Price Large Cap Growth	12,924,761	15,504	(936,608)	12,003,657
T. Rowe Price Large Cap Value	18,332,740	314,491	(43,387)	18,603,844
T. Rowe Price Mid Cap Growth	19,251,964	2,993,518	(250,442)	21,995,040
Third Avenue Small Cap Value	13,881,957	25,628	(5,072)	13,902,513
Van Eck Global Natural Resources	13,377,233	1,169,381	(3,912)	14,542,702
Van Kampen Comstock	41,388,761	636,731	(821,764)	41,203,728
Western Asset Management Strategic Bond Opportunities	7,784,655	295,512	(366,508)	7,713,659
Western Asset Management U.S. Government	32,895,708	1,034,369	(886,082)	33,043,995

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Baillie Gifford International Stock	$19	$—	$1,361,304	$264,941,052
BlackRock Bond Income	2,781,008	4,021,311	16,687,077	606,842,507
BlackRock High Yield	1,156,893	1,356,438	7,647,534	102,091,724
BlackRock Large Cap Value	3,530,473	49,143,190	5,045,329	361,749,851
BlackRock Legacy Large Cap Growth	(48,516)	—	629,400	197,754,652
Clarion Global Real Estate	(4,999,484)	—	4,847,817	209,208,282
Davis Venture Value	153,113	—	4,295,496	509,464,721
Goldman Sachs Mid Cap Value	23,766	—	1,729,907	203,353,588
Harris Oakmark International	(12,853,787)	—	9,217,061	414,664,311
Invesco Small Cap Growth	1,993,554	25,309,547	—	405,021,851
Janus Forty	4,966,829	—	914,758	203,264,403
Jennison Growth	8,135,609	34,641,524	491,686	199,131,664
Legg Mason ClearBridge Aggressive Growth	1,497,955	—	439,488	204,839,902
Lord Abbett Bond Debenture	104,631	—	7,685,742	101,974,637
Met/Artisan Mid Cap Value	901,277	—	1,014,348	100,586,966
Met/Dimensional International Small Company	12,327	18,550,185	4,888,875	188,944,238
Met/Eaton Vance Floating Rate	192,277	593,031	7,384,099	202,293,800
Met/Franklin Low Duration Total Return	(69,794)	—	4,401,251	201,235,855
Met/Templeton International Bond	275,599	—	31,791,664	306,251,051
MFS® Emerging Markets Equity	355,005	—	1,005,059	96,599,735
MFS® Research International	(29,560,468)	—	10,538,456	414,829,170
MFS® Value	6,648,374	7,171,788	10,071,856	547,713,859
Morgan Stanley Mid Cap Growth	(648,470)	—	—	—

MIST-13

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Neuberger Berman Genesis	$194,956	$—	$750,711	$203,092,469
PIMCO Inflation Protected Bond	812,970	18,489,326	10,075,159	303,719,218
PIMCO Total Return	20,250,322	—	41,553,619	1,033,743,605
Pioneer Fund	(1,261)	—	1,553,166	100,020,993
Rainier Large Cap Equity	2,480,207	—	935,296	200,011,391
T. Rowe Price Large Cap Growth	1,152,328	—	255,077	202,021,551
T. Rowe Price Large Cap Value	(275,114)	—	6,958,873	410,214,758
T. Rowe Price Mid Cap Growth	503,588	25,042,219	—	197,955,357
Third Avenue Small Cap Value	(3,446)	—	—	202,281,565
Van Eck Global Natural Resources	12,857	13,353,539	—	168,549,913
Van Kampen Comstock	(613,650)	—	6,400,344	410,389,130
Western Asset Management Strategic Bond Opportunities	166,573	—	3,779,829	101,974,575
Western Asset Management U.S. Government	35,860	—	8,492,814	402,145,420

	$9,264,380	$197,672,098	$212,843,095	$9,978,877,764

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$156,435,957	$160,915,724	$—	$—	$156,435,957	$160,915,724

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$217,251,577	$—	$41,833,807	$(577,502,839)	$(318,417,455)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $0 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2017	Expiring 12/31/2018	Total
$520,299,065	$57,203,774	$577,502,839

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-14

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-15

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-16

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust MetLife Defensive Strategy Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the MetLife Defensive Strategy Portfolio returned 4.95% and 4.83%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Conservative Index1, returned 3.63% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors—such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds for the full period. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The MetLife Defensive Strategy Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 65% to fixed income and 35% to equities. The Portfolio’s significant fixed income position (65%) curtailed absolute performance during the first three month of the period when equities surged, but cushioned the magnitude of losses suffered during the volatile second quarter. The inclusion of non-core asset class sectors had a mixed impact on relative performance. Within the fixed income segment, High Yield bonds had an overall positive impact, while foreign bonds detracted. In equities, smaller cap domestic stocks trailed larger cap domestic stocks, but emerging market and small cap foreign stocks did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. While the Portfolio does not have a formal asset class goal for cash, it does hold cash through its underlying equity portfolios. This residual cash position helped in the second quarter when markets decline, but hurt during the first quarter market rally. Exposure to foreign bonds by some of the core bond managers also detracted from relative performance as foreign bonds trailed domestic bonds for the period. Strong selection in fixed income portfolios was enough to offset any negative impact from these slight variations from the formal asset class goals.

While the absolute performance by the underlying fixed income portfolios lagged that of the underlying equity portfolios for the six month period, they contributed more on a relative basis due to the size of the allocation (about 65%) and the strong performance of these portfolios relative to the broad bond index. In particular, the PIMCO Inflation Protected Bond Portfolio benefitted from strength in the TIPS (Treasury Inflation Protected Securities) sector. Beyond its TIPS exposure, a focus on the 5-15 year portion of the curve was additive to this portfolio’s performance as these maturities outperformed the shorter-end of the TIPs yield curve. The PIMCO Total Return Portfolio also posted a strong return due to its longer relative duration as interest rates fell in the first half of 2012. An overweight to Agency Mortgage-Backed securities also contributed as the Agency sector outperformed similar duration Treasuries. Despite general weakness in the foreign bonds over the period, the Met/Templeton International Bond Portfolio had a large positive impact during the first six months of 2012. Most of its strong relative performance occurred during the first quarter when an underweight to a very weak Japan and an overweight to relatively Pacific Ex-Japan boosted performance. Relative to traditional below Investment Grade bond funds, the Met/Eaton Vance Floating Rate Portfolio’s focus on higher quality bank loans hurt relative performance because lower quality notes returned more for the full period and the floating interest rate feature hurt the Portfolio in a period during which interest rates declined. The Met/Franklin Templeton Low Duration and the Western Asset Management U.S. Government Portfolio detracted modestly from relative performance due primarily to their focus on the short end of the yield curve in an environment that favored longer maturity instruments.

MIST-1

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

It was an up and down period for the Portfolio’s underlying equity portfolios during the first six months of 2012. All core equity portfolios were positive for the first quarter and then turned negative in the second quarter. A strong rally in late June put all core equity portfolios into positive territory for the full period. Among the biggest equity contributors to relative performance were the T. Rowe Price Large Cap Growth Portfolio and the Harris Oakmark International Portfolio. T. Rowe benefitted from good stock selection, particularly in the Consumer Discretionary sector. Shares of priceline.com soared on increased online travel booking. Harris’s good performance was due to good equity stock selection in the U.K. and Japan. Individual holdings Daiwa Securities Group and Toyota Motor had the most positive impact on performance during the period. Sector fund Clarion Global Real Estate Portfolio was a major contributor to relative performance as it benefitted from a generally strong period for Real Estate Investment Trusts (REITS) relative to the rest of equity market.

In contrast, while still positive for the full periods, several underlying equity portfolios detracted from relative performance. Detractors included the Pioneer Fund Portfolio, the BlackRock Large Cap Value Portfolio, and the Neuberger Berman Genesis Portfolio. Both security selection and sector weighting decisions detracted from Pioneer’s first-half results. Returns were hurt most by stock selection (including stocks they didn’t own or underweighted) in the Information Technology, Financials and Consumer Discretionary sectors. A large underweight to Apple (the stock market’s biggest single contributor to performance over the period) was the biggest single detractor from relative performance. BlackRock’s largest detractors from performance for the period came from the Financial and Industrial sectors. Within Financials, negative performance was due to an underweight and stock selection, particularly diversified financial services, commercial banks, insurance and capital markets. Within Industrials, stock selection specifically in the machinery industry hurt relative performance. Neuberger Berman Genesis’s relative underperformance occurred entirely in the bullish first quarter; it held up better than the market in the bearish second quarter. Overall, its performance was hurt by a significant underweight in the strong Financial Services sector. The Van Eck Global Natural Resources Portfolio, although its return was in line with its specific benchmark and its position within the Portfolio was relatively small, was a major detractor to performance relative to the broad equity market. Commodity and energy prices were sharply lower for the period, causing the stocks related to them to fall over the period.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

METLIFE DEFENSIVE STRATEGY PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES MODERATELY CONSERVATIVE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
MetLife Defensive Strategy Portfolio
Class A	4.95	2.67	3.62	5.15
Class B	4.83	2.36	3.35	4.55
Dow Jones Moderately Conservative Index[1]	3.63	2.59	4.12	5.32

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderately Conservative Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 40% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 11/4/2004. Inception of the Class A shares is 5/2/2005. Index returns are based on an inception date of 11/4/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	21.5
BlackRock Bond Income Portfolio (Class A)	11.1
Western Asset Management U.S. Government Portfolio (Class A)	10.0
PIMCO Inflation Protected Bond Portfolio (Class A)	8.1
Met/Franklin Low Duration Total Return Portfolio (Class A)	4.0
MFS® Value Portfolio (Class A)	3.9
Met/Templeton International Bond Portfolio (Class A)	3.0
T. Rowe Price Large Cap Value Portfolio (Class A)	3.0
Van Kampen Comstock Portfolio (Class A)	3.0
Pioneer Fund Portfolio (Class A)	2.9

MIST-3

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Defensive Strategy Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.35%	$1,000.00	$1,049.50	$1.78
	Hypothetical*	0.35%	$1,000.00	$1,023.12	$1.76

Class B(a)	Actual	0.60%	$1,000.00	$1,048.30	$3.06
	Hypothetical*	0.60%	$1,000.00	$1,021.88	$3.02

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-4

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	6,777,533	$54,830,238
BlackRock Bond Income Portfolio (Class A) (b)	2,885,015	319,775,048
BlackRock High Yield Portfolio (Class A) (a)	7,069,708	58,113,003
BlackRock Large Cap Value Portfolio (Class A) (b)	9,133,003	82,836,340
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	2,077,913	55,501,043
Clarion Global Real Estate Portfolio (Class A) (a)	2,827,765	29,295,650
Davis Venture Value Portfolio (Class A) (b)	1,797,620	56,553,110
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	2,214,777	28,260,559
Harris Oakmark International Portfolio (Class A) (a)	4,598,497	56,285,607
Invesco Small Cap Growth Portfolio (Class A) (a)	1,957,510	28,207,716
Lord Abbett Bond Debenture Portfolio (Class A) (a)	2,305,170	28,975,987
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	153,318	28,071,017
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	5,596,635	57,701,312
Met/Franklin Low Duration Total Return Portfolio (Class A) (a)	11,629,781	115,018,537
Met/Templeton International Bond Portfolio (Class A) (a)	7,877,695	85,788,098
MFS® Research International Portfolio (Class A) (a)	6,124,380	55,915,590
MFS® Value Portfolio (Class A) (b)	8,852,145	113,395,972
Neuberger Berman Genesis Portfolio (Class A) (b)	4,553,570	56,600,879
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	20,412,622	232,908,022
PIMCO Total Return Portfolio (Class A) (a)	50,240,588	619,968,857

Affiliated Investment Companies—(Continued)
Pioneer Fund Portfolio (Class A) (a)	6,148,765	$84,729,975
Rainier Large Cap Equity Portfolio (Class A) (a)	3,342,657	27,877,756
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,663,740	28,000,743
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,890,479	85,785,057
Third Avenue Small Cap Value Portfolio (Class A) (a)*	1,947,370	28,334,238
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,316,558	26,848,907
Van Kampen Comstock Portfolio (Class A) (a)	8,580,968	85,466,442
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	4,420,052	58,433,084
Western Asset Management U.S. Government Portfolio (Class A) (b)	23,745,493	288,982,648

Total Mutual Funds (Cost $2,735,707,011)		2,878,461,435

Total Investments—100.0% (Cost $2,735,707,011#)		2,878,461,435
Other assets and liabilities (net)—0.0%		(803,855)

Net Assets—100.0%		$2,877,657,580

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $2,735,707,011. The aggregate unrealized appreciation and depreciation of investments were $172,437,461 and $(29,683,037), respectively, resulting in net unrealized appreciation of $142,754,424 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
(b)	A Portfolio of Metropolitan Series Fund. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,878,461,435	$—	$—	$2,878,461,435
Total Investments	$2,878,461,435	$—	$—	$2,878,461,435

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$2,878,461,435
Receivable for shares sold		1,735,248

Total Assets		2,880,196,683
Liabilities
Payables for:
Investments purchased	$1,515,785
Shares redeemed	219,463
Accrued expenses:
Management fees	146,879
Distribution and service fees—Class B	580,692
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	37,372

Total Liabilities		2,539,103

Net Assets		$2,877,657,580

Net assets represented by
Paid in surplus		$2,656,431,065
Accumulated net realized gain		5,817,529
Unrealized appreciation on affiliated investments		142,754,424
Undistributed net investment income		72,654,562

Net Assets		$2,877,657,580

Net Assets
Class A		$80,299
Class B		2,877,577,281
Capital Shares Outstanding*
Class A		7,354
Class B		265,041,044
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.92
Class B		10.86

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $2,735,707,011.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$77,220,064

Total investment income		77,220,064
Expenses
Management fees	$898,545
Administration fees	11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class B	3,560,251
Audit and tax services	16,912
Legal	18,417
Trustees’ fees and expenses	18,094
Miscellaneous	3,698

Total expenses	4,540,310

Net Investment Income		72,679,754

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		25,761,240
Capital gain distributions from Affiliated Underlying Portfolios		30,738,391

Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios		56,499,631

Net change in unrealized appreciation on affiliated investments		5,790,442

Net realized and unrealized gain on affiliated investments		62,290,073

Net Increase in Net Assets From Operations		$134,969,827

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$72,679,754	$50,973,149
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	56,499,631	152,751,901
Net change in unrealized appreciation (depreciation) on affiliated investments	5,790,442	(157,819,415)

Net increase in net assets resulting from operations	134,969,827	45,905,635

Distributions to Shareholders
From net investment income
Class A	(2,474)	(1,794)
Class B	(81,768,760)	(58,355,148)
From net realized capital gains
Class A	(697)	—
Class B	(24,902,541)	—

Net decrease in net assets resulting from distributions	(106,674,472)	(58,356,942)

Net increase in net assets from capital share transactions	31,367,116	283,496,017

Net Increase in Net Assets	59,662,471	271,044,710

Net Assets
Net assets at beginning of period	2,817,995,109	2,546,950,399

Net assets at end of period	$2,877,657,580	$2,817,995,109

Undistributed net investment income at end of period	$72,654,562	$81,746,042

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2	$17	727	$7,861
Reinvestments	289	3,171	163	1,794
Redemptions	(76)	(841)	(157)	(1,712)

Net increase	215	$2,347	733	$7,943

Class B
Sales	15,481,360	$169,886,889	69,736,934	$753,355,603
Reinvestments	9,795,344	106,671,301	5,309,840	58,355,148
Redemptions	(22,150,040)	(245,193,421)	(48,511,169)	(528,222,677)

Net increase	3,126,664	$31,364,769	26,535,605	$283,488,074

Increase derived from capital shares transactions		$31,367,116		$283,496,017

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.83		$10.89	$10.14	$8.68	$11.28	$11.10

Income (Loss) From Investment Operations
Net investment income (a)	0.30		0.25	0.29	0.50	0.27	0.23
Net realized and unrealized gain (loss) on investments	0.24		(0.03)	0.83	1.41	(2.51)	0.46

Total from investment operations	0.54		0.22	1.12	1.91	(2.24)	0.69

Less Distributions
Distributions from net investment income	(0.35)		(0.28)	(0.37)	(0.29)	(0.16)	(0.25)
Distributions from net realized capital gains	(0.10)		0.00	0.00	(0.16)	(0.20)	(0.26)

Total distributions	(0.45)		(0.28)	(0.37)	(0.45)	(0.36)	(0.51)

Net Asset Value, End of Period	$10.92		$10.83	$10.89	$10.14	$8.68	$11.28

Total Return (%) (b)	4.95	(c)	1.99	11.25	23.24	(20.48)	6.20

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d) (e)	0.07	(f)	0.07	0.08	0.10	0.09	0.09
Ratio of net expenses to average net assets (%) (e) (g)	0.07	(f)	0.07	0.08	0.10	0.09	0.09
Ratio of net investment income to average net assets (%) (h)	5.41	(f)	2.32	2.75	5.53	2.74	2.05
Portfolio turnover rate (%)	6.3	(c)	29.8	18.7	28.1	29.5	39.2
Net assets, end of period (in millions)	$—	(i)	$0.1	$0.1	$0.1	$— (i)	$— (i)

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.76		$10.82	$10.09	$8.65	$11.25	$11.09

Income (Loss) From Investment Operations
Net investment income (a)	0.28		0.21	0.24	0.37	0.29	0.19
Net realized and unrealized gain (loss) on investments	0.24		(0.01)	0.84	1.51	(2.55)	0.46

Total from investment operations	0.52		0.20	1.08	1.88	(2.26)	0.65

Less Distributions
Distributions from net investment income	(0.32)		(0.26)	(0.35)	(0.28)	(0.14)	(0.23)
Distributions from net realized capital gains	(0.10)		0.00	0.00	(0.16)	(0.20)	(0.26)

Total distributions	(0.42)		(0.26)	(0.35)	(0.44)	(0.34)	(0.49)

Net Asset Value, End of Period	$10.86		$10.76	$10.82	$10.09	$8.65	$11.25

Total Return (% ) (b)	4.83	(c)	1.77	10.90	22.91	(20.65)	5.92

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d) (e)	0.32	(f)	0.32	0.33	0.35	0.35	0.36
Ratio of net expenses to average net assets (%) (e) (g)	0.32	(f)	0.32	0.33	0.35	0.35	0.35
Ratio of net investment income to average net assets (%) (h)	5.10	(f)	1.94	2.29	3.99	2.93	1.72
Portfolio turnover rate (%)	6.3	(c)	29.8	18.7	28.1	29.5	39.2
Net assets, end of period (in millions)	$2,877.6		$2,817.9	$2,546.9	$1,904.4	$1,143.4	$809.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(i)	Net Assets less than 1/10 of $1 million.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Defensive Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from Underlying Portfolios, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-10

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$898,545	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fee paid to the Adviser, the Portfolio indirectly pays MetLife Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$208,698,714	$—	$180,576,091

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open

MIST-11

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. The Underlying Portfolios reduce the credit risk associated with favorable contracts by entering into master netting arrangements to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Underlying Portfolios’ overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Baillie Gifford International Stock	3,379,847	3,553,130	(155,444)	6,777,533
BlackRock Bond Income	2,857,891	100,693	(73,569)	2,885,015
BlackRock High Yield	6,718,993	614,388	(263,673)	7,069,708
BlackRock Large Cap Value	5,405,542	4,175,801	(448,340)	9,133,003
BlackRock Legacy Large Cap Growth	2,168,160	100,296	(190,543)	2,077,913
Clarion Global Real Estate	2,961,336	88,516	(222,087)	2,827,765
Davis Venture Value	1,864,667	62,413	(129,460)	1,797,620
Goldman Sachs Mid Cap Value	2,302,401	91,620	(179,244)	2,214,777
Harris Oakmark International	4,550,784	490,938	(443,225)	4,598,497
Invesco Small Cap Growth	1,954,713	194,526	(191,729)	1,957,510
Lord Abbett Bond Debenture	2,255,520	170,701	(121,051)	2,305,170
Met/Artisan Mid Cap Value	155,241	6,969	(8,892)	153,318
Met/Eaton Vance Floating Rate	5,491,670	218,276	(113,311)	5,596,635
Met/Franklin Low Duration Total Return	11,338,368	337,109	(45,696)	11,629,781
Met/Templeton International Bond	7,134,263	873,932	(130,500)	7,877,695
MFS® Research International	8,946,983	752,395	(3,574,998)	6,124,380
MFS® Value	9,089,463	498,089	(735,407)	8,852,145
Neuberger Berman Genesis	4,581,746	153,857	(182,033)	4,553,570
PIMCO Inflation Protected Bond	19,375,099	2,014,600	(977,077)	20,412,622
PIMCO Total Return	51,836,367	1,812,129	(3,407,908)	50,240,588
Pioneer Fund	6,197,920	278,007	(327,162)	6,148,765
Rainier Large Cap Equity	3,490,375	143,757	(291,475)	3,342,657
T. Rowe Price Large Cap Growth	1,833,073	52,985	(222,318)	1,663,740
T. Rowe Price Large Cap Value	4,003,778	178,026	(291,325)	3,890,479
Third Avenue Small Cap Value	2,006,108	71,430	(130,168)	1,947,370
Van Eck Global Natural Resources	1,929,115	442,992	(55,549)	2,316,558
Van Kampen Comstock	8,945,775	349,865	(714,672)	8,580,968
Western Asset Management Strategic Bond Opportunities	4,438,211	163,544	(181,703)	4,420,052
Western Asset Management U.S. Government	23,460,455	583,741	(298,703)	23,745,493

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2012
Baillie Gifford International Stock	$176,424	$—	$379,813	$54,830,238
BlackRock Bond Income	1,054,492	2,068,816	8,584,882	319,775,048
BlackRock High Yield	612,261	739,727	4,170,548	58,113,003
BlackRock Large Cap Value	1,070,420	8,810,735	904,562	82,836,340
BlackRock Legacy Large Cap Growth	(204,550)	—	168,984	55,501,043
Clarion Global Real Estate	846,018	—	658,974	29,295,650
Davis Venture Value	1,423,723	—	463,509	56,553,110

MIST-12

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2012
Goldman Sachs Mid Cap Value	$1,179,605	$—	$234,635	$28,260,559
Harris Oakmark International	1,721,755	—	1,016,808	56,285,607
Invesco Small Cap Growth	1,280,548	1,699,816	—	28,207,716
Lord Abbett Bond Debenture	110,600	—	2,100,423	28,975,987
Met/Artisan Mid Cap Value	690,824	—	273,778	28,071,017
Met/Eaton Vance Floating Rate	60,017	164,704	2,050,812	57,701,312
Met/Franklin Low Duration Total Return	(1,169)	—	2,468,506	115,018,537
Met/Templeton International Bond	293,494	—	8,736,270	85,788,098
MFS® Research International	3,670,634	—	1,779,583	55,915,590
MFS® Value	3,332,380	1,536,485	2,157,795	113,395,972
Neuberger Berman Genesis	450,764	—	204,991	56,600,879
PIMCO Inflation Protected Bond	850,625	13,751,028	7,493,177	232,908,022
PIMCO Total Return	409,145	—	21,125,691	619,968,857
Pioneer Fund	(173,408)	—	1,283,014	84,729,975
Rainier Large Cap Equity	725,397	—	125,004	27,877,756
T. Rowe Price Large Cap Growth	184,660	—	33,863	28,000,743
T. Rowe Price Large Cap Value	2,505,111	—	1,419,674	85,785,057
Third Avenue Small Cap Value	710,219	—	—	28,334,238
Van Eck Global Natural Resources	293,291	1,967,080	—	26,848,907
Van Kampen Comstock	2,282,659	—	1,292,165	85,466,442
Western Asset Management Strategic Bond Opportunities	96,483	—	2,098,084	58,433,084
Western Asset Management U.S. Government	108,818	—	5,994,519	288,982,648

	$25,761,240	$30,738,391	$77,220,064	$2,878,461,435

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$58,356,942	$67,874,994	$—	$—	$58,356,942	$67,874,994

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$81,771,109	$24,903,168	$86,281,950	$—	$192,956,227

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-13

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-14

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-15

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust MetLife Growth Strategy Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the MetLife Growth Strategy Portfolio returned 6.67% and 6.54%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Aggressive Index1, returned 5.90% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors —such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The MetLife Growth Strategy Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 85% to equities and 15% to fixed income. The inclusion of non-core asset class sectors had a mixed impact on relative performance. Within the fixed income segment, High Yield bonds had an overall positive impact, while foreign bonds detracted. In equities, smaller cap domestic stocks trailed larger cap domestic stocks, but emerging market and small cap foreign stocks did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. While the Portfolio does not have a formal asset class goal for cash, it does hold cash through its underlying equity portfolios. This residual cash position helped in the second quarter when markets decline, but hurt during the first quarter market rally. Strong overall security selection was enough to offset any negative impact from these slight variations from the formal asset class goals.

It was an up and down period for the Portfolio’s underlying equity portfolios during the first six months of 2012. All core equity portfolios were positive for the first quarter and then turned negative in the second quarter. A strong rally in late June put all equity portfolios into positive territory for the full period. Among the biggest equity contributors to relative performance were the T. Rowe Price Large Cap Growth Portfolio, the Janus Forty Portfolio, and the Harris Oakmark International Portfolio. T. Rowe benefitted from good stock selection, particularly in the Consumer Discretionary sector. Shares of priceline.com soared on increased online travel booking. Janus Forty’s stock selection in the Technology sector and an underweight to the weak Energy sector were the largest contributors to relative performance during the period. Apple continued to benefit from innovation and a loyal customer base and holding an overweight to it was a big contributor to relative performance. Ecommerce company eBay was another top performer. Harris’s good performance was due to good equity stock selection in the U.K. and Japan. Individual holdings Daiwa Securities Group and Toyota Motor had the most positive impact on performance during the period. Sector fund Clarion Global Real Estate Portfolio was a major contributor to relative performance as it benefitted from a generally strong period for Real Estate Investment Trusts (REITS) relative to the rest of equity market.

In contrast, while still positive for the full periods, several underlying equity portfolios detracted from relative performance. Detractors

MIST-1

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

included the BlackRock Large Cap Value Portfolio, the T. Rowe Price Large Cap Value Portfolio, and the Met/Artisan Mid Cap Value Portfolio. BlackRock’s largest detractors from performance for the period came from the Financial and Industrial sectors. Within Financials, negative performance was due to an underweight and stock selection, particularly diversified financial services, commercial banks, insurance and capital markets. Within Industrials, stock selection specifically in the machinery industry hurt relative performance. T. Rowe Price Large Cap Value’s relative performance was hurt by both stock selection and sector weightings. Energy stocks, such as Newfield Exploration and Baker Hughes were the greatest detractors to the portfolio’s relative returns. Met/Artisan Mid Cap Value was hurt by several technology companies, Arrow Electronics, FLIR Systems, and Lexmark International and an overweight position in the weak Energy sector. The Van Eck Global Natural Resources Portfolio, although its return was in line with its specific benchmark and its position within the Portfolio was relatively small, was a major detractor to performance relative to the broad equity market. Commodity and energy prices were sharply lower for the period, causing the stocks related to them to fall over the period.

While bonds made up only a small part of the Portfolio, the fixed income segment still contributed on a relative basis due to the strong performance of these underlying portfolios relative to the broad bond index. In particular, the PIMCO Inflation Protected Bond Portfolio benefitted from strength in the TIPS (Treasury Inflation Protected Securities) sector. Beyond its TIPS exposure, a focus on the 5-15 year portion of the curve was additive to this portfolio’s performance as these maturities outperformed the shorter-end of the TIPs yield curve. The PIMCO Total Return Portfolio also posted a strong return due to its longer relative duration as interest rates fell in the first half of 2012. An overweight to Agency Mortgage-Backed securities also contributed as the Agency sector outperformed similar duration Treasuries. Despite general weakness in the foreign bonds over the period, the Met/Templeton International Bond Portfolio had a large positive impact during the first six months of 2012. Its strong performance was due to strong performance in the first quarter that was spurred by an underweight to Japan and an overweight to Pacific Ex-Japan. Relative to traditional below Investment Grade bond funds, the Met / Eaton Vance Floating Rate Portfolio’s focus on higher quality bank loans hurt relative performance because lower quality notes returned more for the full period and the floating interest rate feature hurt the Portfolio in a period during which interest rates declined.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MetLife Growth Strategy Portfolio

METLIFE GROWTH STRATEGY PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES MODERATELY AGGRESSIVE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
MetLife Growth Strategy Portfolio
Class A	6.67	-2.84	-1.04	3.85
Class B	6.54	-3.10	-1.29	3.68
Dow Jones Moderately Aggressive Index[1]	5.90	-1.71	1.14	5.92

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderately Aggressive Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 80% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 11/4/2004. Inception of the Class A shares is 5/2/2005. Index returns are based on an inception date of 11/4/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
T. Rowe Price Large Cap Value Portfolio (Class A)	6.2
MFS® Value Portfolio (Class A)	6.2
Harris Oakmark International Portfolio (Class A)	5.2
Van Kampen Comstock Portfolio (Class A)	5.2
Davis Venture Value Portfolio (Class A)	5.1
MFS® Research International Portfolio (Class A)	4.2
Jennison Growth Portfolio (Class A)	4.0
BlackRock Large Cap Value Portfolio (Class A)	3.7
T. Rowe Price Large Cap Growth Portfolio (Class A)	3.6
Baillie Gifford International Stock Portfolio (Class A)	3.6

MIST-3

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Growth Strategy Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.40%	$1,000.00	$1,066.70	$2.06
	Hypothetical*	0.40%	$1,000.00	$1,022.87	$2.01

Class B(a)	Actual	0.65%	$1,000.00	$1,065.40	$3.34
	Hypothetical*	0.65%	$1,000.00	$1,021.63	$3.27

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-4

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	30,474,878	$246,541,765
BlackRock Bond Income Portfolio (Class A) (b)	623,844	69,146,874
BlackRock Large Cap Value Portfolio (Class A) (b)	27,797,447	252,122,842
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,732,834	206,543,983
Clarion Global Real Estate Portfolio (Class A) (a)	20,818,926	215,684,070
Davis Venture Value Portfolio (Class A) (b)	11,149,705	350,769,715
Dreman Small Cap Value Portfolio (Class A) (a)	10,092,665	140,691,747
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	5,495,040	70,116,705
Harris Oakmark International Portfolio (Class A) (a)	29,208,513	357,512,203
Invesco Small Cap Growth Portfolio (Class A) (a)	14,575,521	210,033,264
Janus Forty Portfolio (Class A) (a)	2,895,455	209,891,544
Jennison Growth Portfolio (Class A) (b)	24,383,252	274,799,251
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	24,417,112	210,963,843
Loomis Sayles Small Cap Growth Portfolio (Class A)* (b)	13,156,088	140,770,144
Lord Abbett Bond Debenture Portfolio (Class A) (a)	11,117,981	139,753,027
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	761,618	139,444,662
Met/Dimensional International Small Company Portfolio (Class A) (b)	16,082,892	195,085,483
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	13,418,657	138,346,356
Met/Templeton International Bond Portfolio (Class A) (a)	12,869,068	140,144,147
MFS® Emerging Markets Equity Portfolio (Class A) (a)	13,725,529	134,372,929
MFS® Research International Portfolio (Class A) (a)	31,259,379	285,398,129
MFS® Value Portfolio (Class A) (b)	32,927,457	421,800,730
Morgan Stanley Mid Cap Growth Portfolio (Class A)* (a)	5,270,882	60,878,684
Neuberger Berman Genesis Portfolio (Class A) (b)	5,634,995	70,042,988
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	18,212,571	207,805,433
PIMCO Total Return Portfolio (Class A) (a)	17,138,607	211,490,415
Rainier Large Cap Equity Portfolio (Class A) (a)	24,949,476	208,078,629
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	14,756,146	248,345,937
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	19,303,274	425,637,187
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	15,153,932	136,385,387
Third Avenue Small Cap Value Portfolio (Class A)* (a)	9,606,506	139,774,668
Turner Mid Cap Growth Portfolio (Class A) (a)	6,062,925	69,056,720

Affiliated Investment Companies—(Continued)
Van Eck Global Natural Resources Portfolio (Class A) (b)	15,103,142	$175,045,420
Van Kampen Comstock Portfolio (Class A) (a)	35,459,314	353,174,766

Total Mutual Funds (Cost $6,393,100,106)		6,855,649,647

Total Investments—100.0% (Cost $6,393,100,106#)		6,855,649,647
Other assets and liabilities (net)—0.0%		(1,750,859)

Net Assets—100.0%		$6,853,898,788

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $6,393,100,106. The aggregate unrealized appreciation and depreciation of investments were $592,214,258 and $(129,664,717), respectively, resulting in net unrealized appreciation of $462,549,541 for federal income tax purposes.
*	Non-income producing security.
(a)	A Portfolio of Met Investors Series Trust. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
(b)	A Portfolio of Metropolitan Series Fund. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$6,855,649,647	$—	$—	$6,855,649,647
Total Investments	$6,855,649,647	$—	$—	$6,855,649,647

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$6,855,649,647
Receivable for investments sold		1,413,976
Receivable for shares sold		350,907

Total Assets		6,857,414,530
Liabilities
Due to Adviser	$1,223
Payables for:
Shares redeemed	1,764,884
Accrued Expenses:
Management fees	304,856
Distribution and service fees—Class B	1,370,104
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	35,763

Total Liabilities		3,515,742

Net Assets		$6,853,898,788

Net assets represented by
Paid in surplus		$7,659,159,216
Accumulated net realized loss		(1,372,041,224)
Unrealized appreciation on affiliated investments		462,549,541
Undistributed net investment income		104,231,255

Net Assets		$6,853,898,788

Net Assets
Class A		$2,455,576
Class B		6,851,443,212
Capital Shares Outstanding*
Class A		234,322
Class B		656,315,348
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.48
Class B		10.44

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $6,393,100,106.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$115,084,477

Total investment income		115,084,477
Expenses
Management fees	$1,944,941
Administration fees	11,448
Deferred expense reimbursement	7,335
Custodian and accounting fees	12,945
Distribution and service fees—Class B	8,789,140
Audit and tax services	16,931
Legal	18,420
Trustees’ fees and expenses	18,094
Miscellaneous	5,921

Total expenses	10,825,175

Net Investment Income		104,259,302

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		17,947,218
Capital gain distributions from Affiliated Underlying Portfolios		187,032,702

Net realized gain on investments and capital gain distributions from Affiliated Underlying Portfolios		204,979,920
Net change in unrealized appreciation on affiliated investments		131,327,921

Net realized and unrealized gain on affiliated investments		336,307,841

Net Increase in Net Assets From Operations		$440,567,143

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$104,259,302	$86,916,837
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	204,979,920	190,291,712
Net change in unrealized appreciation (depreciation) on affiliated investments	131,327,921	(551,810,654)

Net increase (decrease) in net assets resulting from operations	440,567,143	(274,602,105)

Distributions to Shareholders
From net investment income
Class A	(47,107)	(46,874)
Class B	(116,049,871)	(112,889,777)

Net decrease in net assets resulting from distributions	(116,096,978)	(112,936,651)

Net decrease in net assets from capital share transactions	(196,645,481)	(435,271,289)

Net Increase (Decrease) in net assets	127,824,684	(822,810,045)

Net Assets
Net assets at beginning of period	6,726,074,104	7,548,884,149

Net assets at end of period	$6,853,898,788	$6,726,074,104

Undistributed net investment income at end of period	$104,231,255	$116,068,931

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	3,681	$39,737	10,057	$103,193
Reinvestments	4,374	47,107	4,242	46,874
Redemptions	(32,711)	(352,637)	(17,812)	(186,870)

Net decrease	(24,656)	$(265,793)	(3,513)	$(36,803)

Class B
Sales	8,062,434	$85,492,673	28,882,313	$306,934,923
Reinvestments	10,815,459	116,049,871	10,244,082	112,889,777
Redemptions	(37,489,540)	(397,922,232)	(82,204,592)	(855,059,186)

Net decrease	(18,611,647)	$(196,379,688)	(43,078,197)	$(435,234,486)

Decrease derived from capital shares transactions		$(196,645,481)		$(435,271,289)

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.01		$10.56	$9.29	$7.12	$12.89	$12.89

Income (Loss) From Investment Operations
Net investment income (a)	0.17		0.15	0.14	0.16	0.16	0.10
Net realized and unrealized gain (loss) on investments	0.50		(0.52)	1.31	2.01	(4.77)	0.55

Total from investment operations	0.67		(0.37)	1.45	2.17	(4.61)	0.65

Less Distributions
Distributions from net investment income	(0.20)		(0.18)	(0.18)	0.00	(0.41)	(0.19)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.75)	(0.46)

Total distributions	(0.20)		(0.18)	(0.18)	0.00	(1.16)	(0.65)

Net Asset Value, End of Period	$10.48		$10.01	$10.56	$9.29	$7.12	$12.89

Total Return (%) (b)	6.67	(c)	(3.64)	15.77	30.48	(37.74)	5.03

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e) (f)	0.06	(d)	0.06	0.06	0.06	0.06	0.06
Ratio of net expenses to average net assets (%) (f) (g)	0.06	(d)	0.06	0.06	0.06	0.06	0.06
Ratio of net investment income to average net assets (%) (h)	3.12	(d)	1.39	1.51	2.02	1.50	0.77
Portfolio turnover rate (%)	8.3	(c)	23.9	13.5	39.3	23.0	15.3
Net assets, end of period (in millions)	$2.5		$2.6	$2.8	$2.9	$2.4	$3.8

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.96		$10.51	$9.25	$7.11	$12.85	$12.87

Income (Loss) From Investment Operations
Net investment income (a)	0.16		0.12	0.12	0.15	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.50		(0.51)	1.30	1.99	(4.75)	0.53

Total from investment operations	0.66		(0.39)	1.42	2.14	(4.62)	0.60

Less Distributions
Distributions from net investment income	(0.18)		(0.16)	(0.16)	0.00	(0.37)	(0.16)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.75)	(0.46)

Total distributions	(0.18)		(0.16)	(0.16)	0.00	(1.12)	(0.62)

Net Asset Value, End of Period	$10.44		$9.96	$10.51	$9.25	$7.11	$12.85

Total Return (%) (b)	6.54	(c)	(3.87)	15.49	30.10	(37.87)	4.70

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e) (f)	0.31	(d)	0.31	0.31	0.31	0.31	0.31
Ratio of net expenses to average net assets (%) (f) (g)	0.31	(d)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%) (h)	2.96	(d)	1.18	1.31	1.92	1.28	0.50
Portfolio turnover rate (%)	8.3	(c)	23.9	13.5	39.3	23.0	15.3
Net assets, end of period (in millions)	$6,851.4		$6,723.5	$7,456.1	$6,915.0	$5,380.6	$8,190.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Growth Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from Underlying Portfolios, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-10

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,944,941	0.100%	First $ 500 Million
	0.075%	$500 Million to $1 Billion
	0.050%	Over $1 Billion

In addition to the above management fee paid to the Adviser, the Portfolio indirectly pays MetLife Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - On November 7, 2008, the Strategic Conservative Growth Portfolio, a series of the Trust, merged with and into the Portfolio.

The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting the expenses of the Strategic Conservative Growth Portfolio. The Expense Limitation Agreement with respect to the Strategic Conservative Growth Portfolio has since expired. Pursuant to the Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Strategic Conservative Growth Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with the GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and Underlying Portfolios’ fees and expenses but including amounts payable pursuant a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to a certain percentage of Strategic Conservative Growth Portfolio’s average daily net assets, as set forth in the Expense Limitation Agreement.

At the time of the merger, the Adviser, subject to approval by the Trust’s Board, was entitled to an aggregate reimbursement of $275,495 from the Strategic Conservative Growth Portfolio. Such amount was a contractual obligation of the Strategic Conservative Growth Portfolio under the Expense Limitation Agreement. As a result of the merger, the Portfolio assumed this contractual obligation of the Strategic Conservative Growth Portfolio. Any reimbursement of the Adviser owed by the Strategic Conservative Growth Portfolio will now be made by the Portfolio, subject to prior approval by the Trust’s Board. The obligation to reimburse the Adviser for any expenses of the Strategic Conservative Growth Portfolio paid by the Adviser expires on December 31, 2013.

As of June 30, 2012, there were no expenses deferred in 2012 and $7,335 was repaid to the Adviser in accordance with the Expense Limitation Agreement. The amount of expenses deferred in 2007, which was recovered during the six months ended June 30, 2012 was $7,335. As of June 30, 2012, there was $224,141 in expense deferrals eligible for recoupment by the Adviser. Amounts recouped for the six months ended June 30, 2012 are shown as Deferred expense reimbursement in the Statement of Operations.

Expenses Deferred in
2007	2008	2009	2010	2011
Subject to repayment until December 31,
2012	2013	2014	2015	2016
$111,339	$112,802	$—	$—	$—

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

MIST-11

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$586,931,973	$—	$608,427,017

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. The Underlying Portfolios reduce the credit risk associated with favorable contracts by entering into master netting arrangements to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Underlying Portfolios’ overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Baillie Gifford International Stock	15,889,994	14,585,047	(163)	30,474,878
BlackRock Bond Income	626,844	23,396	(26,396)	623,844
BlackRock Large Cap Value	20,296,345	8,450,535	(949,433)	27,797,447
BlackRock Legacy Large Cap Growth	7,725,793	73,058	(66,017)	7,732,834

MIST-12

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Clarion Global Real Estate	21,827,476	502,145	(1,510,695)	20,818,926
Davis Venture Value	11,547,663	94,085	(492,043)	11,149,705
Dreman Small Cap Value*	10,235,302	85,184	(227,821)	10,092,665
Goldman Sachs Mid Cap Value	5,719,855	46,925	(271,740)	5,495,040
Harris Oakmark International	31,990,365	772,083	(3,553,935)	29,208,513
Invesco Small Cap Growth	14,278,043	889,271	(591,793)	14,575,521
Janus Forty	3,175,884	12,692	(293,121)	2,895,455
Jennison Growth	22,537,780	4,098,692	(2,253,220)	24,383,252
Legg Mason ClearBridge Aggressive Growth	26,770,511	52,866	(2,406,265)	24,417,112
Loomis Sayles Small Cap Growth	13,428,225	1,086	(273,223)	13,156,088
Lord Abbett Bond Debenture	10,956,632	854,617	(693,268)	11,117,981
Met/Artisan Mid Cap Value	780,044	7,475	(25,901)	761,618
Met/Dimensional International Small Company*	14,071,519	2,016,770	(5,397)	16,082,892
Met/Eaton Vance Floating Rate	13,414,948	557,999	(554,290)	13,418,657
Met/Templeton International Bond	11,879,712	1,348,827	(359,471)	12,869,068
MFS® Emerging Markets Equity	13,611,779	162,565	(48,815)	13,725,529
MFS® Research International	35,251,341	1,079,704	(5,071,666)	31,259,379
MFS® Value	34,252,328	1,106,499	(2,431,370)	32,927,457
Morgan Stanley Mid Cap Growth	1,161,556	5,357,734	(1,248,408)	5,270,882
Neuberger Berman Genesis	5,834,105	20,950	(220,060)	5,634,995
PIMCO Inflation Protected Bond	17,516,666	1,798,798	(1,102,893)	18,212,571
PIMCO Total Return	28,727,775	1,009,796	(12,598,964)	17,138,607
Rainier Large Cap Equity	26,221,502	112,057	(1,384,083)	24,949,476
T. Rowe Price Large Cap Growth	13,780,001	2,138,159	(1,162,014)	14,756,146
T. Rowe Price Large Cap Value	19,586,987	330,446	(614,159)	19,303,274
T. Rowe Price Mid Cap Growth	13,208,804	2,094,581	(149,453)	15,153,932
Third Avenue Small Cap Value	9,621,850	15,908	(31,252)	9,606,506
Turner Mid Cap Growth*	9,843,891	1,850,946	(5,631,912)	6,062,925
Van Eck Global Natural Resources	13,900,705	1,207,636	(5,199)	15,103,142
Van Kampen Comstock	36,966,368	553,073	(2,060,127)	35,459,314

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Baillie Gifford International Stock	$(711)	$—	$1,879,135	$246,541,765
BlackRock Bond Income	117,117	461,405	1,914,675	69,146,874
BlackRock Large Cap Value	3,294,526	34,169,542	3,508,047	252,122,842
BlackRock Legacy Large Cap Growth	(51,252)	—	657,514	206,543,983
Clarion Global Real Estate	(6,931,657)	—	5,095,184	215,684,070
Davis Venture Value	(2,924,561)	—	3,007,496	350,769,715
Dreman Small Cap Value	(316,840)	—	1,212,153	140,691,747
Goldman Sachs Mid Cap Value	(211,669)	—	608,125	70,116,705
Harris Oakmark International	(14,200,819)	—	7,696,260	357,512,203
Invesco Small Cap Growth	4,288,837	13,213,249	—	210,033,264
Janus Forty	6,624,353	—	953,277	209,891,544
Jennison Growth	11,648,331	48,049,501	681,992	274,799,251
Legg Mason ClearBridge Aggressive Growth	2,910,358	—	458,320	210,963,843
Loomis Sayles Small Cap Growth	(134,874)	—	—	140,770,144
Lord Abbett Bond Debenture	93,263	—	10,655,781	139,753,027
Met/Artisan Mid Cap Value	(877,084)	—	1,415,174	139,444,662
Met/Dimensional International Small Company	17,213	19,144,104	5,045,402	195,085,483
Met/Eaton Vance Floating Rate	151,914	408,956	5,092,106	138,346,356
Met/Templeton International Bond	244,575	—	14,753,111	140,144,147
MFS® Emerging Markets Equity	(83,223)	—	1,398,208	134,372,929
MFS® Research International	(3,014,958)	—	7,296,273	285,398,129
MFS® Value	10,282,605	5,990,639	8,413,083	421,800,730

MIST-13

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2012
Morgan Stanley Mid Cap Growth	$(147,640)	$—	$—	$60,878,684
Neuberger Berman Genesis	443,704	—	264,174	70,042,988
PIMCO Inflation Protected Bond	1,541,946	12,756,934	6,951,478	207,805,433
PIMCO Total Return	16,110,205	—	11,957,107	211,490,415
Rainier Large Cap Equity	(819,071)	—	977,950	208,078,629
T. Rowe Price Large Cap Growth	1,095,703	—	265,794	248,345,937
T. Rowe Price Large Cap Value	(1,409,170)	—	7,343,019	425,637,187
T.Rowe Price Mid Cap Growth	177,923	17,254,965	—	136,385,387
Third Avenue Small Cap Value	(28,002)	—	—	139,774,668
Turner Mid Cap Growth	(7,997,315)	21,732,727	—	69,056,720
Van Eck Global Natural Resources	16,987	13,850,680	—	175,045,420
Van Kampen Comstock	(1,963,496)	—	5,583,639	353,174,766

	$17,947,218	$187,032,702	$115,084,477	$6,855,649,647

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$112,936,651	$118,891,482	$—	$—	$112,936,651	$118,891,482

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$116,093,998	$—	$39,513,432	$(1,285,312,955)	$(1,129,705,525)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $0 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2017	Expiring 12/31/2018	Total
$1,158,686,082	$126,626,873	$1,285,312,955

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-14

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-15

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-16

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with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust MetLife Moderate Strategy Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the MetLife Moderate Strategy Portfolio returned 5.46% and 5.33%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 4.82% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The six-month period ended June 30, 2012 was marked by several shifts in investor outlook for the economy and the capital markets. As has been the case since 2008, concerns about the tepid economic recovery and political uncertainty in the Eurozone kept investors on edge. The period was divided into two distinct periods: the first quarter during which risky assets did well and the second quarter when fear overtook the market and stocks and other risk-based asset classes declined sharply. In total, bonds produced a moderately positive return as measured by the 2.37% return of the Barclays U.S. Aggregate Bond Index, but the two quarters were very different. During the first quarter, a positive outlook for the economy caused yields to rise and credit spreads to narrow. In this environment, lower credit and shorter maturity bonds did well. This trend reversed in the second quarter in response to the Greek fiscal crisis and sluggish economic reports. These factors favored higher credit quality sectors—such as U. S. Treasury securities—and longer maturity bonds during the second quarter. Even with the retreat from risk in the second quarter, lower credit bonds still outperformed higher quality bonds for the full period. While foreign bonds just about matched domestic bonds on a local currency basis, a strong dollar detracted from the total return received by the U.S. dollar based investor.

Equity investors were rewarded in the first half of 2012 with a 9.49% total return as measured by the Standard & Poor’s 500 Index. This strong return belies the volatility experienced by investors during the entire period: a strong first quarter (+12.59%) followed by a weak second quarter that included a decline of nearly 9% from late April to early June before the market recovered much of the loss to finish the quarter down only 2.75%. Small cap stocks modestly underperformed large cap stocks as measured by the Russell 2000 Index return of 8.53%. Growth style stocks performed slightly better than value style stocks over the full period, although value stocks did hold up better during the volatile second quarter. Among the best performing sectors for the period were Consumer Discretionary, Financial Services, and Information Technology. Energy was the only major sector with an absolute negative return (-2.34%) for the period; Materials and Utilities were still positive but lagged the broad indices. Foreign equities returned only 2.96% during the first half of 2012 as measured by MSCI EAFE Index. They were hurt by both weak local markets, especially in Europe, and a strong dollar. Emerging market stocks and smaller foreign stocks did only moderately better than large cap stocks from developed countries. Commodities, driven mostly by falling energy prices, declined sharply in value during the period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The MetLife Moderate Strategy Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 50% to fixed income and 50% to equities. The Portfolio’s fixed income position (50%) curtailed absolute performance during the first three month of the period when equities surged, but cushioned the magnitude of losses suffered during the volatile second quarter. The inclusion of non-core asset class sectors had a mixed impact on relative performance. Within the fixed income segment, High Yield bonds had an overall positive impact, while foreign bonds detracted. In equities, smaller cap domestic stocks trailed larger cap domestic stocks, but emerging market and small cap foreign stocks did better than the large foreign stocks from developed countries that dominate the MSCI EAFE Index. While the Portfolio does not have a formal asset class goal for cash, it does hold cash through its underlying equity portfolios. This residual cash position helped in the second quarter when markets decline, but hurt during the first quarter market rally. Exposure to foreign bonds by some of the core bond managers also detracted from relative performance as foreign bonds trailed domestic bonds for the period. Strong selection in fixed income portfolios was enough to offset any negative impact from these slight variations from the formal asset class goals.

It was an up and down period for the Portfolio’s underlying equity portfolios during the first six months of 2012. All core equity portfolios were positive for the first quarter and then turned negative in the second quarter. A strong rally in late June put all core equity portfolios into positive territory for the full period. Among the biggest equity contributors to relative performance were the T. Rowe Price Large Cap Growth Portfolio and the Harris Oakmark International Portfolio. T. Rowe benefitted from good stock selection, particularly in the Consumer Discretionary sector. Shares of priceline.com soared on increased online travel booking. Harris’s good performance was due to good equity stock selection in the U.K. and Japan. Individual holdings Daiwa Securities Group and Toyota Motor had the most positive impact on performance during the period. Sector fund Clarion Global Real Estate Portfolio was a major contributor to relative performance as it benefitted from a generally strong period for Real Estate Investment Trusts (REITS) relative to the rest of equity market.

In contrast, while still positive for the full periods, several underlying equity portfolios detracted from relative performance. Detractors included the Pioneer Fund Portfolio, the BlackRock Large Cap Value Portfolio, and the Neuberger Berman Genesis Portfolio. Both security selection and sector weighting decisions detracted from Pioneer’s first-half results. Returns were hurt most by stock selection (including stocks they didn’t own or underweighted) in the Information Technology, Financials and Consumer Discretionary sectors. A large underweight to Apple (the stock market’s biggest single

MIST-1

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

contributor to performance over the period) was the biggest single detractor from relative performance. BlackRock’s largest detractors from performance for the period came from the Financial and Industrial sectors. Within Financials, negative performance was due to an underweight and stock selection, particularly diversified financial services, commercial banks, insurance and capital markets. Within Industrials, stock selection specifically in the machinery industry hurt relative performance. Neuberger Berman Genesis’s relative underperformance occurred entirely in the bullish first quarter; it held up better than the market in the bearish second quarter. Overall, its performance was hurt by a significant underweight in the strong Financial Services sector. The Van Eck Global Natural Resources Portfolio, although its return was in line with its specific benchmark and its position within the Portfolio was relatively small, was a major detractor to performance relative to the broad equity market. Commodity and energy prices were sharply lower for the period, causing the stocks related to them to fall over the period.

While the absolute performance by the underlying fixed income portfolios lagged that of the underlying equity portfolios for the six month period, they contributed more on a relative basis due to the size of the allocation (about 50%) and the strong performance of these portfolios relative to the broad bond index. In particular, the PIMCO Inflation Protected Bond Portfolio benefitted from strength in the TIPS (Treasury Inflation Protected Securities) sector. Beyond its TIPS exposure, a focus on the 5-15 year portion of the curve was additive to this portfolio’s performance as these maturities outperformed the shorter-end of the TIPs yield curve. The PIMCO Total Return Portfolio also posted a strong return due to its longer relative duration as interest rates fell in the first half of 2012. An overweight to Agency Mortgage-Backed securities also contributed as the Agency sector outperformed similar duration Treasuries. Despite general weakness in the foreign bonds over the period, the Met/Templeton International Bond Portfolio had a large positive impact during the first six months of 2012. Most of its strong relative performance occurred during the first quarter when an underweight to a very weak Japan and an overweight to relatively Pacific Ex-Japan boosted performance. Relative to traditional below Investment Grade bond funds, the Met / Eaton Vance Floating Rate Portfolio’s focus on higher quality bank loans hurt relative performance because lower quality notes returned more for the full period and the floating interest rate feature hurt the Portfolio in a period during which interest rates declined. The Met/Franklin Templeton Low Duration and the Western Asset Management U.S. Government Portfolio detracted modestly from relative performance due primarily to their focus on the short end of the yield curve in an environment that favored longer maturity instruments.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

METLIFE MODERATE STRATEGY PORTFOLIO MANAGED BY

METLIFE ADVISERS, LLC VS. DOW JONES MODERATE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
MetLife Moderate Strategy Portfolio
Class A	5.46	1.03	2.39	4.96
Class B	5.33	0.71	2.12	4.43
Dow Jones Moderate Index[1]	4.82	0.68	2.63	5.73

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 11/4/2004. Inception of the Class A shares is 5/2/2005. Index returns are based on an inception date of 11/4/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	18.6
BlackRock Bond Income Portfolio (Class A)	9.2
Western Asset Management U.S. Government Portfolio (Class A)	7.1
MFS® Value Portfolio (Class A)	5.1
PIMCO Inflation Protected Bond Portfolio (Class A)	4.1
T. Rowe Price Large Cap Value Portfolio (Class A)	4.1
BlackRock Large Cap Value Portfolio (Class A)	3.6
Van Kampen Comstock Portfolio (Class A)	3.1
Met/Franklin Low Duration Total Return Portfolio (Class A)	3.0
MFS® Research International Portfolio (Class A)	3.0

MIST-3

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Moderate Strategy Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.36%	$1,000.00	$1,054.60	$1.84
	Hypothetical*	0.36%	$1,000.00	$1,023.07	$1.81

Class B(a)	Actual	0.61%	$1,000.00	$1,053.30	$3.11
	Hypothetical*	0.61%	$1,000.00	$1,021.83	$3.07

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MIST-4

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	10,166,576	$82,247,597
BlackRock Bond Income Portfolio (Class A) (b)	3,873,101	429,294,557
BlackRock High Yield Portfolio (Class A) (a)	11,653,554	95,792,216
BlackRock Large Cap Value Portfolio (Class A) (b)	18,580,059	168,521,133
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	5,142,125	137,346,171
Clarion Global Real Estate Portfolio (Class A) (a)	9,348,244	96,847,808
Davis Venture Value Portfolio (Class A) (b)	2,998,803	94,342,352
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	3,693,214	47,125,410
Harris Oakmark International Portfolio (Class A) (a)	10,864,629	132,983,063
Invesco Small Cap Growth Portfolio (Class A) (a)	6,466,073	93,176,110
Jennison Growth Portfolio (Class A) (b)	3,614,954	40,740,534
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	4,874,093	42,112,160
Lord Abbett Bond Debenture Portfolio (Class A) (a)	3,806,269	47,844,798
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	252,103	46,157,619
Met/Dimensional International Small Company Portfolio (Class A) (b)	3,670,031	44,517,478
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,219,630	95,054,387
Met/Franklin Low Duration Total Return Portfolio (Class A) (a)	14,364,046	142,060,414
Met/Templeton International Bond Portfolio (Class A) (a)	8,716,181	94,919,208
MFS® Emerging Markets Equity Portfolio (Class A) (a)	4,514,900	44,200,874
MFS® Research International Portfolio (Class A) (a)	15,519,965	141,697,279
MFS® Value Portfolio (Class A) (b)	18,499,714	236,981,332
Neuberger Berman Genesis Portfolio (Class A) (b)	7,530,141	93,599,647
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	16,722,700	190,806,003
PIMCO Total Return Portfolio (Class A) (a)	70,541,488	870,481,964
Pioneer Fund Portfolio (Class A) (a)	6,775,942	93,372,483
Rainier Large Cap Equity Portfolio (Class A) (a)	11,064,172	92,275,198
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	5,426,300	91,324,636
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	8,604,901	189,738,059
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,119,143	46,072,289
Third Avenue Small Cap Value Portfolio (Class A) (a) *	6,452,773	93,887,849
Van Eck Global Natural Resources Portfolio (Class A) (b)	3,550,123	41,145,924
Van Kampen Comstock Portfolio (Class A) (a)	14,349,301	142,919,034

Affiliated Investment Companies—(Continued)
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	3,629,717	$47,984,859
Western Asset Management U.S. Government Portfolio (Class A) (b)	27,303,715	332,286,214

Total Mutual Funds (Cost $4,428,227,805)		4,679,856,659

Total Investments—100.0% (Cost $4,428,227,805#)		4,679,856,659
Other assets and liabilities (net)—0.0%		(1,240,092)

Net Assets—100.0%		$4,678,616,567

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $4,428,227,805. The aggregate unrealized appreciation and depreciation of investments were $297,797,436 and $(46,168,582), respectively, resulting in net unrealized appreciation of $251,628,854 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)
(b)	A Portfolio of Metropolitan Series Fund. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investments of affiliated issuers.)

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,679,856,659	$—	$—	$4,679,856,659
Total Investments	$4,679,856,659	$—	$—	$4,679,856,659

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Affiliated investments at value (a)		$4,679,856,659
Receivable for investments sold		2,531,475
Receivable for shares sold		341,254

Total Assets		4,682,729,388
Liabilities
Payables for:
Shares redeemed	$2,872,730
Accrued Expenses:
Management fees	219,798
Distribution and service fees—Class B	945,064
Administration fees	2,281
Custodian and accounting fees	6,745
Deferred trustees’ fees	29,886
Other expenses	36,317

Total Liabilities		4,112,821

Net Assets		$4,678,616,567

Net assets represented by
Paid in surplus		$4,428,825,205
Accumulated net realized loss		(106,869,773)
Unrealized appreciation on affiliated investments		251,628,854
Undistributed net investment income		105,032,281

Net Assets		$4,678,616,567

Net Assets
Class A		$1,220,028
Class B		4,677,396,539
Capital Shares Outstanding*
Class A		113,292
Class B		435,770,483
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.77
Class B		10.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $4,428,227,805.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios		$112,378,316

Total Investment Income		112,378,316
Expenses
Management fees	$1,362,022
Administration fees	11,448
Custodian and accounting fees	12,945
Distribution and service fees—Class B	5,876,256
Audit and tax services	16,931
Legal	18,417
Trustees’ fees and expenses	18,094
Miscellaneous	4,690

Total expenses	7,320,803

Net Investment Income		105,057,513

Net Realized and Unrealized Gain (Loss) on Affiliated Investments
Net realized gain on:
Affiliated investments		38,323,307
Capital gain distributions from Affiliated Underlying Portfolios		60,843,592

Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios		99,166,899

Net change in unrealized appreciation on affiliated investments		36,113,002

Net realized and unrealized gain on affiliated investments		135,279,901

Net Increase in Net Assets From Operations		$240,337,414

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$105,057,513	$83,569,888
Net realized gain on affiliated investments and capital gain distributions from Affiliated Underlying Portfolios	99,166,899	192,376,362
Net change in unrealized appreciation (depreciation) on affiliated investments	36,113,002	(289,203,777)

Net increase (decrease) in net assets resulting from operations	240,337,414	(13,257,527)

Distributions to Shareholders
From net investment income
Class A	(34,017)	(22,952)
Class B	(125,446,751)	(82,486,130)

Net decrease in net assets resulting from distributions	(125,480,768)	(82,509,082)

Net increase in net assets from capital share transactions	50,258,064	402,279,647

Net Increase in Net Assets	165,114,710	306,513,038

Net Assets
Net assets at beginning of period	4,513,501,857	4,206,988,819
Net assets at end of period	$4,678,616,567	$4,513,501,857

Undistributed net investment income at end of period	$105,032,281	$125,455,536

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	5,039	$54,125	5,683	$60,721
Reinvestments	3,130	34,017	2,090	22,952
Redemptions	(2,312)	(25,119)	(7,464)	(80,644)

Net increase	5,857	$63,023	309	$3,029

Class B
Sales	14,585,095	$159,477,716	72,243,831	$777,976,559
Reinvestments	11,572,578	125,446,751	7,532,980	82,486,130
Redemptions	(21,683,494)	(234,729,426)	(43,072,879)	(458,186,071)

Net increase	4,474,179	$50,195,041	36,703,932	$402,276,618

Increase derived from capital shares transactions		$50,258,064		$402,279,647

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.51		$10.70	$9.76	$8.29	$11.73	$11.58

Income (Loss) From Investment Operations
Net investment income (a)	0.25		0.22	0.25	0.33	0.27	0.20
Net realized and unrealized gain (loss) on investments	0.33		(0.19)	0.97	1.70	(3.22)	0.54

Total from investment operations	0.58		0.03	1.22	2.03	(2.95)	0.74

Less Distributions
Distributions from net investment income	(0.32)		(0.22)	(0.28)	(0.33)	(0.21)	(0.27)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.23)	(0.28)	(0.32)

Total distributions	(0.32)		(0.22)	(0.28)	(0.56)	(0.49)	(0.59)

Net Asset Value, End of Period	$10.77		$10.51	$10.70	$9.76	$8.29	$11.73

Total Return (%) (g)	5.46	(b)	0.17	12.66	26.35	(26.19)	6.49

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)(e)	0.06	(c)	0.06	0.06	0.07	0.07	0.07
Ratio of net investment income to average net assets (%) (f)	4.70	(c)	2.09	2.50	3.82	2.74	1.73
Portfolio turnover rate (%)	6.4	(b)	25.2	15.5	28.4	21.6	18.1
Net assets, end of period (in millions)	$1.2		$1.1	$1.1	$1.1	$0.9	$0.9

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.46		$10.66	$9.73	$8.26	$11.70	$11.56

Income (Loss) From Investment Operations
Net investment income (a)	0.24		0.20	0.21	0.28	0.25	0.16
Net realized and unrealized gain (loss) on investments	0.32		(0.20)	0.98	1.73	(3.23)	0.55

Total from investment operations	0.56		0.00	1.19	2.01	(2.98)	0.71

Less Distributions
Distributions from net investment income	(0.29)		(0.20)	(0.26)	(0.31)	(0.18)	(0.25)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.23)	(0.28)	(0.32)

Total distributions	(0.29)		(0.20)	(0.26)	(0.54)	(0.46)	(0.57)

Net Asset Value, End of Period	$10.73		$10.46	$10.66	$9.73	$8.26	$11.70

Total Return (%) (g)	5.33	(b)	(0.12)	12.40	26.09	(26.42)	6.21

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)(e)	0.31	(c)	0.31	0.31	0.32	0.32	0.32
Ratio of net investment income to average net assets (%) (f)	4.47	(c)	1.84	2.07	3.26	2.45	1.40
Portfolio turnover rate (%)	6.4	(b)	25.2	15.5	28.4	21.6	18.1
Net assets, end of period (in millions)	$4,677.4		$4,512.4	$4,205.8	$3,054.2	$1,915.1	$2,251.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Moderate Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to short-term capital gain distributions received from Underlying Portfolios, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

MIST-10

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,362,022	0.100%	First $500 Million
	0.075%	$500 Million to $1 Billion
	0.050%	Over $1 Billion

In addition to the above management fee paid to the Adviser, the Portfolio indirectly pays MetLife Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$393,093,647	$—	$302,400,058

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes;

MIST-11

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. The Underlying Portfolios reduce the credit risk associated with favorable contracts by entering into master netting arrangements to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Underlying Portfolios’ overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
Baillie Gifford International Stock	5,274,014	4,949,870	(57,308)	10,166,576
BlackRock Bond Income	3,798,262	184,109	(109,270)	3,873,101
BlackRock High Yield	11,052,353	1,022,746	(421,545)	11,653,554
BlackRock Large Cap Value	12,952,368	5,835,397	(207,706)	18,580,059
BlackRock Legacy Large Cap Growth	5,106,619	214,988	(179,482)	5,142,125
Clarion Global Real Estate	9,324,588	296,586	(272,930)	9,348,244
Davis Venture Value	4,460,005	73,164	(1,534,366)	2,998,803
Goldman Sachs Mid Cap Value	3,647,489	56,926	(11,201)	3,693,214
Harris Oakmark International	10,743,186	451,826	(330,383)	10,864,629
Invesco Small Cap Growth	6,249,010	401,103	(184,040)	6,466,073
Jennison Growth	—	3,614,955	(1)	3,614,954
Legg Mason ClearBridge Aggressive Growth	—	4,874,097	(4)	4,874,093
Lord Abbett Bond Debenture	3,695,633	284,479	(173,843)	3,806,269
Met/Artisan Mid Cap Value	251,350	2,607	(1,854)	252,103
Met/Dimensional International Small Company	3,139,245	573,545	(42,759)	3,670,031
Met/Eaton Vance Floating Rate	9,038,831	386,687	(205,888)	9,219,630
Met/Franklin Low Duration Total Return	14,019,790	545,119	(200,863)	14,364,046
Met/Templeton International Bond	7,769,240	954,674	(7,733)	8,716,181
MFS® Emerging Markets Equity	4,487,497	103,760	(76,357)	4,514,900
MFS® Research International	18,632,353	1,345,987	(4,458,375)	15,519,965
MFS® Value	18,342,498	627,149	(469,933)	18,499,714
Morgan Stanley Mid Cap Growth	378,370	131,634	(510,004)	—
Neuberger Berman Genesis	7,423,421	106,728	(8)	7,530,141
PIMCO Inflation Protected Bond	15,759,207	1,713,097	(749,604)	16,722,700
PIMCO Total Return	73,556,311	2,731,560	(5,746,383)	70,541,488
Pioneer Fund	6,557,785	218,439	(282)	6,775,942
Rainier Large Cap Equity	11,108,017	280,837	(324,682)	11,064,172
T. Rowe Price Large Cap Growth	8,768,693	68,579	(3,410,972)	5,426,300
T. Rowe Price Large Cap Value	8,463,816	155,001	(13,916)	8,604,901
T.Rowe Price Mid Cap Growth	4,239,039	1,045,265	(165,161)	5,119,143
Third Avenue Small Cap Value	6,381,908	73,421	(2,556)	6,452,773
Van Eck Global Natural Resources	3,049,669	509,651	(9,197)	3,550,123
Van Kampen Comstock	14,221,960	266,929	(139,588)	14,349,301
Western Asset Management Strategic Bond Opportunities	3,610,076	147,131	(127,490)	3,629,717
Western Asset Management U.S. Government	26,679,489	1,240,367	(616,141)	27,303,715

MIST-12

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/ (Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2012
Baillie Gifford International Stock	$144,397	$—	$642,211	$82,247,597
BlackRock Bond Income	1,488,132	2,820,760	11,705,194	429,294,557
BlackRock High Yield	(27,422)	1,248,955	7,041,546	95,792,216
BlackRock Large Cap Value	773,696	22,480,700	2,308,002	168,521,133
BlackRock Legacy Large Cap Growth	(152,689)	—	437,055	137,346,171
Clarion Global Real Estate	(1,066,114)	—	2,237,364	96,847,808
Davis Venture Value	16,977,900	—	1,191,620	94,342,352
Goldman Sachs Mid Cap Value	58,251	—	400,077	47,125,410
Harris Oakmark International	(1,287,391)	—	2,554,304	132,983,063
Invesco Small Cap Growth	1,256,784	5,797,374	—	93,176,110
Jennison Growth	(1)	—	—	40,740,534
Legg Mason ClearBridge Aggressive Growth	(2)	—	—	42,112,160
Lord Abbett Bond Debenture	132,306	—	3,539,020	47,844,798
Met/Artisan Mid Cap Value	147,061	—	464,749	46,157,619
Met/Dimensional International Small Company	214,608	4,363,902	1,150,100	44,517,478
Met/Eaton Vance Floating Rate	59,056	275,236	3,427,098	95,054,387
Met/Franklin Low Duration Total Return	(31,352)	—	3,082,486	142,060,414
Met/Templeton International Bond	6,054	—	9,732,341	94,919,208
MFS® Emerging Markets Equity	386,316	—	459,365	44,200,874
MFS® Research International	11,321,540	—	3,999,972	141,697,279
MFS® Value	2,150,337	3,302,639	4,638,133	236,981,332
Morgan Stanley Mid Cap Growth	(287,208)	—	—	—
Neuberger Berman Genesis	20	—	345,103	93,599,647
PIMCO Inflation Protected Bond	440,516	11,477,853	6,254,483	190,806,003
PIMCO Total Return	(63,967)	—	30,546,314	870,481,964
Pioneer Fund	(68)	—	1,449,368	93,372,483
Rainier Large Cap Equity	38,584	—	430,459	92,275,198
T. Rowe Price Large Cap Growth	5,072,599	—	174,960	91,324,636
T. Rowe Price Large Cap Value	81,837	—	3,213,065	189,738,059
T.Rowe Price Mid Cap Growth	448,499	5,822,230	—	46,072,289
Third Avenue Small Cap Value	287	—	—	93,887,849
Van Eck Global Natural Resources	50,445	3,253,943	—	41,145,924
Van Kampen Comstock	93,924	—	2,211,495	142,919,034
Western Asset Management Strategic Bond Opportunities	59,970	—	1,755,715	47,984,859
Western Asset Management U.S. Government	(163,598)	—	6,986,717	332,286,214

	$38,323,307	$60,843,592	$112,378,316	$4,679,856,659

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$82,509,082	$87,494,398	$—	$—	$82,509,082	$87,494,398

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$125,480,604	$—	$126,424,718	$(116,945,536)	$134,959,786

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

MIST-13

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the post-enactment accumulated capital losses were $0 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2017	Total
$116,945,536	$116,945,536

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-14

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-15

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-16

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Met Investors Series Trust MFS® Emerging Markets Equity Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the MFS® Emerging Markets Equity Portfolio returned 5.62% and 5.64%, respectively. The Portfolio’s benchmark, the MSCI Emerging Markets IndexSM1, returned 3.93% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Prior to the period, markets were roiled by several global concerns, including the U.S. public debt profile, the Eurozone crisis, soft Chinese data, and global supply chain disruptions caused by the Japanese earthquake. During the beginning of the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, ushered in improved market dynamics.

Towards the end of the period, though, market sentiment declined again. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the Eurozone’s capacity and determination to address its ongoing crisis.

It is our expectation that the Eurozone sovereign debt crisis will continue to drive volatility in emerging markets, and that the market’s perception of the severity of the risks surrounding the crisis in Europe may have more of an influence on the asset class’s performance in the months ahead than will relative value among emerging market companies. Apart from consideration of the potential impact of external risk factors, emerging market fundamentals have generally remained better than those of the developed markets.

Sector leadership, as would be expected in this environment, shifted sharply from cyclicals to defensives, with the Telecom, Health Care, Staples, and Utility sectors all outperforming significantly. The Materials and Energy sectors, which failed to participate in the first quarter rally, continued to lag, negatively impacted by the weakening emerging economies.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Stock selection in the Consumer Discretionary sector was a primary contributor to performance relative to the MSCI Emerging Markets Index. The Portfolio’s ownership in shares of apparel retailer Mr Price Group (South Africa), automobile manufacturer Geely Automobile Holdings (Hong Kong), and Brazilian education services provider Kroton Educacional supported strong performance over the reporting period.

The Portfolio’s stock selection in the Financials sector was another positive factor for relative returns. Holdings of commercial banking firm Sberbank (Russia), diversified bank Itau Unibanco Holdings (Brazil), and Thailand-based commercial bank Bangkok Bank were among the Portfolio’s top relative contributors.

Security selection in the Consumer Staples sector also boosted relative performance. The Portfolio’s position in convenience store operator CP ALL (Thailand) supported strong performance as the company’s shares outperformed the benchmark over the reporting period.

The Portfolio’s overweight position in shares of telecommunications company XL Axiata (Indonesia), and not owning shares of oil and gas exploration and production company OGX Petroleo e Gas Participacoes (Brazil), also supported relative performance.

Stock selection in the Telecommunication Services sector held back relative performance. An overweight position in telecommunications company China Unicom (Hong Kong) detracted from relative results as the stock underperformed the benchmark over the reporting period.

Stock selection in the Energy sector also had a negative impact on relative returns. The Portfolio’s holdings of oil and gas equipment and services company Lamprell (United Arab Emirates), oil and gas exploration and production companies, Bankers Petroleum (Canada) and Inpex (Japan), weighed on relative results.

Elsewhere, the Portfolio’s overweight positions in auto parts manufacturer Mando (South Korea) and discount chain E-Mart (South Korea) weakened relative returns. Holdings of restaurant chain operator Ajisen (Hong Kong), paint and specialty chemicals manufacturer Chugoku Marine Paints (Japan), electronics retailer Gome Electrical Appliances (Hong Kong), and not holding strong-performing internet and software service provider Tencent Holdings (China) also dampened relative returns.

During the reporting period, the Portfolio’s currency exposure was a detractor from relative performance. All of our investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

In Industrial Goods & Services we have been looking to increase exposure to India’s capex cycle. During the period we started two new positions in this space. We purchased an Indian energy and environmental engineering company that focuses on heating equipment (boilers) and individual power plants. Because of constant power outages in India, many operations cannot rely on consistent power therefore they must purchase their own generators or power plants. We also started a position in an Indian company with a focus on products related to power generation, transmission and distribution.

Although we continued to be underweight Basic Materials, we added slightly to the sector during the period. We added Brazilian flat steel maker on weakness. Valuations were reasonable and we believe that long steel should benefit from infrastructure projects in Brazil such as the World Cup and Olympics. Our analysts’ belief that temporary share price weakness in an Australian mineral sands company, who derive a substantial amount of their revenue from emerging markets,

MIST-1

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*—(Continued)

caused us to start a new position in this name. Lastly, we added to an Indian steel company during the period. Our belief is that if you look at it on a long term basis stock is trading very cheap. Expectations of improvement from the investment public is not very high, nevertheless, they’re long term businesses that do very well.

We continued to like the for-profit educational space in emerging markets and during the period we picked up two Brazilian educational companies. We believe wages have been rising in emerging markets because there’s a lack of skilled labor, as supply is generally limited. We’ve witnessed an explosion in post secondary for-profit adult education in Brazil and we continued to buy companies in this space.

The Portfolio continued to focus on the rising middle class and increase in discretionary spending. We have maintained our large exposure to small and midcap domestic demand driven names with less emphasis on large cap export driven names. We were overweight sectors such as Retailing, Technology and Leisure while our largest under weights were in Energy and Basic Materials.

Jose Luis Garcia

Robert Lau

Portfolio Managers

Massachusetts Financial Services Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

MFS® EMERGING MARKETS EQUITY PORTFOLIO MANAGED BY

MASSACHUSETTS FINANCIAL SERVICES COMPANY VS. MSCI EMERGING MARKETS (EM) INDEXSM1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
MFS® Emerging Markets Equity Portfolio
Class A	5.62	-14.11	-0.76	2.59
Class B	5.64	-14.25	-0.99	2.34
MSCI Emerging Markets (EM) IndexSM1	3.93	-15.95	-0.09	4.20

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI Emerging Market (EM) IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (EM) IndexSM consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A and Class B shares is 5/1/2006. Index returns are based on an inception date of 5/1/2006.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Samsung Electronics Co., Ltd.	5.0
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3.2
Mr. Price Group, Ltd.	2.1
Gazprom OAO (ADR)	1.7
China Construction Bank Corp.	1.7
Hon Hai Precision Industry Co., Ltd.	1.6
Vale S.A. (ADR)	1.6
Siliconware Precision Industries Co.	1.6
Naspers, Ltd.—N Shares	1.6
Kia Motors Corp.	1.5

Top Countries

% of Market Value of Total Investments
Brazil	16.7
South Korea	10.8
Hong Kong	10.7
India	8.8
Taiwan	8.6
South Africa	6.8
China	6.4
Mexico	5.9
Russia	5.7
Indonesia	2.6

MIST-3

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MFS® Emerging Markets Equity Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	1.09%	$1,000.00	$1,056.20	$5.57
	Hypothetical*	1.09%	$1,000.00	$1,019.44	$5.47

Class B	Actual	1.34%	$1,000.00	$1,056.40	$6.85
	Hypothetical*	1.34%	$1,000.00	$1,018.20	$6.72

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Australia—0.6%
Iluka Resources, Ltd. (a)	540,313	$6,331,433

Brazil—16.2%
Abril Educacao S.A.	217,320	3,028,522
Anhanguera Educacional Participacoes S.A.	309,200	3,941,011
Arezzo Industria e Comercio S.A.	378,350	5,632,395
Banco Santander Brasil S.A.	882,000	6,762,659
BM&FBovespa S.A.	1,999,000	10,201,519
Brasil Brokers Participacoes S.A.	1,882,000	6,118,725
Brasil Insurance Participacoes e Administracao S.A.	889,500	7,905,190
Brazil Pharma S.A.	539,000	2,884,864
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	412,440	5,154,217
Cia de Bebidas das Americas (ADR) (a)	292,752	11,221,184
Cia Hering	152,400	2,890,934
Cia Siderurgica Nacional S.A. (ADR) (a)	354,635	2,010,780
Cielo S.A.	114,102	3,356,309
Diagnosticos da America S.A.	526,900	3,465,446
EDP - Energias do Brasil S.A.	795,700	5,106,584
Embraer S.A. (ADR) (a)	172,070	4,565,017
Estacio Participacoes S.A.	261,800	3,167,408
Fleury S.A.	454,800	5,774,160
Gerdau S.A. (ADR)	984,250	8,622,030
Itau Unibanco Holding S.A. (ADR)	247,113	3,439,813
Kroton Educacional S.A.*	231,177	3,343,622
Lojas Renner S.A.	99,600	2,794,354
LPS Brasil Consultoria de Imoveis S.A.	371,900	6,202,962
M Dias Branco S.A.	279,700	8,216,231
Multiplus S.A.	159,900	3,755,282
Odontoprev S.A.	536,000	2,722,031
PDG Realty S.A. Empreendimentos e Participacoes	1,726,100	3,016,485
Petroleo Brasileiro S.A. (ADR)	606,252	11,379,350
Raia Drogasil S.A.	322,200	3,248,469
Tim Participacoes S.A. (ADR) (a)	142,558	3,914,643
Totvs S.A.	145,000	2,793,876
Tractebel Energia S.A.	224,740	4,156,879
Vale S.A. (ADR)	880,480	17,477,528

		178,270,479

Chile—1.2%
Aguas Andinas S.A.	7,468,899	4,623,782
Banco Santander Chile (ADR)	31,155	2,414,201
Enersis S.A. (ADR)	196,582	3,676,083
ENTEL Chile S.A.	117,655	2,232,097

		12,946,163

China—6.3%
Anhui Conch Cement Co., Ltd. - Class H (a)	2,105,000	5,787,605
Bank of China, Ltd.	41,398,000	15,840,568
China Construction Bank Corp.	26,415,060	18,212,494
China Pacific Insurance Group Co., Ltd. - Class H	4,062,000	13,242,322
China Shenhua Energy Co., Ltd.	2,348,000	8,280,398
Guangzhou Automobile Group Co., Ltd.* (a)	7,584,000	6,382,669

China—(Continued)
Maanshan Iron & Steel - Class H* (a)	7,978,000	$1,852,255

		69,598,311

Colombia—0.2%
BanColombia S.A. (ADR)	40,037	2,475,888

Cyprus—0.5%
Global Ports Investments plc (GDR)	386,600	5,277,090

Czech Republic—1.0%
Komercni Banka A.S.	60,235	10,465,691

Hong Kong—10.7%
Ajisen China Holdings, Ltd. (a)	3,537,000	2,465,058
China Mobile, Ltd.	611,000	6,723,126
China Unicom Hong Kong, Ltd. (a)	2,406,000	3,016,550
China Unicom Hong Kong, Ltd. (ADR) (a)	796,059	9,990,540
CNOOC, Ltd.	5,377,000	10,846,968
Dairy Farm International Holdings, Ltd.	653,400	6,965,102
First Pacific Co., Ltd.	5,982,800	6,233,298
Geely Automobile Holdings, Ltd. (a)	19,000,000	6,723,575
GOME Electrical Appliances Holding, Ltd. (a)	16,569,000	2,207,732
Hang Lung Properties, Ltd.(a)	3,198,000	10,886,097
Hengan International Group Co., Ltd. (a)	463,500	4,500,675
Li & Fung, Ltd. (a)	6,614,000	12,816,807
Shangri-La Asia, Ltd.	2,086,000	3,979,039
Sinotruk Hong Kong, Ltd. (a)	11,237,000	6,747,117
Stella International Holdings, Ltd.	5,668,000	14,064,706
VTech Holdings, Ltd. (a)	743,600	8,855,657

		117,022,047

India—8.7%
BEML, Ltd.	166,672	1,140,731
Crompton Greaves, Ltd.	1,193,947	2,611,904
Dabur India, Ltd.	6,131,423	12,632,851
Dish TV India, Ltd.*	7,997,497	9,192,311
Exide Industries, Ltd.	1,066,023	2,616,617
Housing Development Finance Corp.	563,870	6,610,061
ICICI Bank, Ltd.	846,809	13,618,564
Infosys, Ltd. (ADR) (a)	318,760	14,363,326
MOIL, Ltd.	938,824	4,766,800
Reliance Industries, Ltd.	1,162,604	15,410,845
Steel Authority of India, Ltd.	5,844,292	9,580,487
Thermax, Ltd.	344,753	2,949,502

		95,493,999

Indonesia—2.6%
Bank Negara Indonesia Persero Tbk PT	24,652,500	10,135,799
Mitra Adiperkasa Tbk PT	4,454,000	3,413,478
XL Axiata Tbk PT	23,184,000	15,145,331

		28,694,608

Israel—0.1%
NICE Systems, Ltd. (ADR)* (a)	40,453	1,480,580

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—1.8%
Chugoku Marine Paints, Ltd.	1,034,000	$5,001,589
GLORY, Ltd. (a)	322,000	6,696,096
Inpex Corp.	1,467	8,224,474

		19,922,159

Luxembourg—0.9%
Tenaris S.A. (ADR) (a)	185,472	6,485,956
Ternium S.A. (ADR)	187,094	3,661,429

		10,147,385

Macau—0.2%
Sands China, Ltd.	850,000	2,722,847

Malaysia—1.0%
CIMB Group Holdings Berhad	2,029,800	4,857,567
Top Glove Corp. Berhad	3,747,300	6,131,888

		10,989,455

Mexico—5.9%
Alfa S.A.B. de C.V. - Class A (a)	155,623	2,487,224
America Movil S.A.B. de C.V. (ADR)	633,276	16,503,173
Arca Continental S.A.B. de C.V.	555,215	3,221,485
Bolsa Mexicana de Valores S.A.B. de C.V.	3,612,800	7,117,430
Corporacion GEO S.A.B. de C.V., Series B* (a)	1,569,540	1,766,066
Corporacion Moctezuma S.A.B. de C.V.	1,326,200	3,032,235
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	2,633,100	5,201,180
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR) (a)	81,472	6,360,519
Grupo Financiero Banorte S.A.B. de C.V.	746,900	3,860,003
Grupo Mexico S.A.B. de C.V., Series B	1,569,246	4,664,318
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,578,937	3,092,845
Mexichem S.A.B. de C.V. (a)	789,500	3,395,992
Urbi Desarrollos Urbanos S.A.B. de C.V.* (a)	3,684,856	3,546,823

		64,249,293

Panama—0.3%
Copa Holdings S.A. - Class A	38,389	3,166,325

Peru—0.9%
Credicorp, Ltd.	75,403	9,492,484

Philippines—0.4%
BDO Unibank, Inc.	437,783	662,009
Manila Water Co., Inc.	5,547,200	3,241,807

		3,903,816

Poland—0.6%
Bank Pekao S.A.	152,400	6,950,149

Russia—5.7%
Gazprom OAO (ADR)	1,954,518	18,521,836
M Video OJSC	665,510	3,993,060

Russia—(Continued)
Metal and Metallurgical Co. Norilsk Nickel OJSC (ADR) (a)	396,512	$6,550,378
Mobile Telesystems OJSC (ADR)	324,140	5,575,208
NovaTek OAO (GDR)	31,350	3,323,100
O’Key Group S.A. (GDR)	1,674,900	12,980,475
Sberbank of Russia	4,152,470	11,192,298

		62,136,355

South Africa—6.8%
Clicks Group, Ltd.	2,146,190	14,145,524
Gold Fields, Ltd.	463,254	5,915,934
Mr. Price Group, Ltd.	1,719,019	23,550,740
MTN Group, Ltd.	781,191	13,503,479
Naspers, Ltd. - N Shares	322,037	17,221,371

		74,337,048

South Korea—10.7%
E-Mart Co., Ltd.	53,141	11,672,148
Hana Financial Group, Inc.	385,630	12,309,920
Kia Motors Corp.	250,630	16,508,318
Mando Corp.	57,373	8,545,770
Samsung Electronics Co., Ltd.	52,051	55,185,662
Seoul Semiconductor Co., Ltd.	208,026	4,533,292
TK Corp.*	408,105	8,671,994

		117,427,104

Taiwan—8.5%
Asustek Computer, Inc.	1,158,000	10,711,706
Chinatrust Financial Holding Co., Ltd.	12,967,249	7,463,986
Formosa Plastics Corp.	1,790,000	4,813,491
Hon Hai Precision Industry Co., Ltd.	6,001,146	18,095,563
Siliconware Precision Industries Co.	16,752,000	17,419,707
Taiwan Semiconductor Manufacturing Co., Ltd.*	11,487,842	31,443,768
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	265,201	3,702,206

		93,650,427

Thailand—2.5%
Asian Property Development PCL	18,381,200	4,195,960
Bangkok Bank PCL	2,278,300	13,788,086
CP ALL PCL	5,229,800	5,845,652
Minor International PCL	8,705,150	3,837,283

		27,666,981

Turkey—2.0%
Akbank TAS	1,214,220	4,458,318
BIM Birlesik Magazalar A.S.	83,988	3,467,053
Turkcell Iletisim Hizmetleri A.S.*	1,146,440	5,793,231
Turkiye Garanti Bankasi A.S.	1,998,405	7,878,798

		21,597,400

United Arab Emirates—0.4%
Lamprell plc (a)	2,631,370	4,162,310

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

United Kingdom—1.2%
Standard Chartered plc (a)	579,256	$12,907,768

Total Common Stocks (Cost $1,065,938,172)		1,073,485,595

Preferred Stock—0.3%

Brazil—0.3%
Cia Energetica de Minas Gerais (Cost $3,696,538)	201,900	3,772,620

Short-Term Investments—9.6%

Mutual Fund—8.4%
State Street Navigator Securities Lending Prime Portfolio (b)	92,005,930	92,005,930

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $12,949,011 on 07/02/12, collateralized by $13,235,000 U.S. Treasury Bill at 0.00% due 06/27/13 with a value of $13,208,530.	$12,949,000	12,949,000

Total Short-Term Investments (Cost $104,954,930)		104,954,930

Total Investments—107.8% (Cost $1,174,589,640#)		1,182,213,145
Other assets and liabilities (net)—(7.8)%		(85,450,575)

Net Assets—100.0%		$1,096,762,570

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,174,589,640. The aggregate unrealized appreciation and depreciation of investments were $125,152,463 and $(117,528,958), respectively, resulting in net unrealized appreciation of $7,623,505 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $90,326,681 and the collateral received consisted of cash in the amount of $92,005,930. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of June 30, 2012 (Unaudited)	% of Net Assets
Commercial Banks	16.4%
Semiconductors & Semiconductor Equipment	10.2%
Oil, Gas & Consumable Fuels	6.8%
Metals & Mining	6.5%
Food & Staples Retailing	5.6%
Wireless Telecommunication Services	5.0%
Specialty Retail	3.1%
Automobiles	2.7%
Diversified Telecommunication Services	2.6%
Real Estate Management & Development	2.6%

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,331,433	$—	$6,331,433
Brazil	178,270,479	—	—	178,270,479
Chile	12,946,163	—	—	12,946,163
China	—	69,598,311	—	69,598,311
Colombia	2,475,888	—	—	2,475,888
Cyprus	5,277,090	—	—	5,277,090
Czech Republic	—	10,465,691	—	10,465,691
Hong Kong	9,990,540	107,031,507	—	117,022,047
India	14,363,326	81,130,673	—	95,493,999
Indonesia	—	28,694,608	—	28,694,608
Israel	1,480,580	—	—	1,480,580
Japan	—	19,922,159	—	19,922,159
Luxembourg	10,147,385	—	—	10,147,385
Macau	—	2,722,847	—	2,722,847
Malaysia	—	10,989,455	—	10,989,455
Mexico	64,249,293	—	—	64,249,293
Panama	3,166,325	—	—	3,166,325
Peru	9,492,484	—	—	9,492,484
Philippines	—	3,903,816	—	3,903,816
Poland	—	6,950,149	—	6,950,149
Russia	38,069,249	24,067,106	—	62,136,355
South Africa	—	74,337,048	—	74,337,048
South Korea	—	117,427,104	—	117,427,104
Taiwan	3,702,206	89,948,221	—	93,650,427
Thailand	13,878,895	13,788,086	—	27,666,981
Turkey	—	21,597,400	—	21,597,400
United Arab Emirates	—	4,162,310	—	4,162,310
United Kingdom	—	12,907,768	—	12,907,768
Total Common Stocks	367,509,903	705,975,692	—	1,073,485,595
Total Preferred Stock*	3,772,620	—	—	3,772,620
Short-Term Investments
Mutual Fund	92,005,930	—	—	92,005,930
Repurchase Agreement	—	12,949,000	—	12,949,000
Total Short-Term Investments	92,005,930	12,949,000	—	104,954,930
Total Investments	$463,288,453	$718,924,692	$—	$1,182,213,145

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,182,213,145
Cash		453
Cash denominated in foreign currencies (c)		410,731
Receivable for investments sold		15,450,498
Receivable for shares sold		196,569
Dividends receivable		4,285,765

Total Assets		1,202,557,161
Liabilities
Payables for:
Investments purchased	$10,955,304
Shares redeemed	481,030
Foreign taxes	852,678
Collateral for securities loaned	92,005,930
Accrued expenses:
Management fees	802,289
Distribution and service fees—Class B	114,297
Administration fees	3,443
Custodian and accounting fees	447,268
Deferred trustees’ fees	29,886
Other expenses	102,466

Total Liabilities		105,794,591

Net Assets		$1,096,762,570

Net assets represented by
Paid in surplus		$1,191,530,015
Accumulated net realized loss		(112,288,289)
Unrealized appreciation on investments and foreign currency transactions		6,724,235
Undistributed net investment income		10,796,609

Net Assets		$1,096,762,570

Net Assets
Class A		$516,871,331
Class B		579,891,239
Capital Shares Outstanding*
Class A		52,775,800
Class B		59,670,405
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.79
Class B		9.72

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,174,589,640.
(b)	Includes securities loaned at value of $90,326,681.
(c)	Identified cost of cash denominated in foreign currencies was $402,491.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$17,688,443
Interest (b)		302,360

Total investment income		17,990,803
Expenses
Management fees	$5,129,629
Administration fees	16,660
Custodian and accounting fees	842,178
Distribution and service fees—Class B	742,926
Audit and tax services	32,210
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	56,291
Insurance	1,728
Miscellaneous	3,174

Total expenses	6,861,307

Net Investment Income		11,129,496

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		111,966
Foreign currency transactions		(358,308)

Net realized loss on investments and foreign currency transactions		(246,342)

Net change in unrealized appreciation (depreciation) on:
Investments (c)		46,828,954
Foreign currency transactions		(33,944)

Net change in unrealized appreciation on investments and foreign currency transactions		46,795,010

Net realized and unrealized gain on investments and foreign currency transactions		46,548,668

Net Increase in Net Assets From Operations		$57,678,164

(a)	Net of foreign withholding taxes of $1,430,371.
(b)	Includes net income on securities loaned of $300,604.
(c)	Includes foreign capital gains tax of $(852,678).

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$11,129,496	$15,251,870
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(246,342)	101,898,004
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	46,795,010	(329,135,315)

Net increase (decrease) in net assets resulting from operations	57,678,164	(211,985,441)

Distributions to Shareholders
From net investment income
Class A	(5,305,959)	(8,917,604)
Class B	(4,543,628)	(8,137,869)

Net decrease in net assets resulting from distributions	(9,849,587)	(17,055,473)

Net increase in net assets from capital share transactions	31,118,004	74,391,910

Net increase (decrease) in net assets	78,946,581	(154,649,004)

Net Assets
Net assets at beginning of period	1,017,815,989	1,172,464,993

Net assets at end of period	$1,096,762,570	$1,017,815,989

Undistributed net investment income at end of period	$10,796,609	$9,516,700

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2,712,522	$27,688,462	11,177,578	$116,803,493
Reinvestments	504,369	5,305,959	751,272	8,917,604
Redemptions	(1,047,799)	(10,973,622)	(12,496,252)	(144,823,331)

Net increase (decrease)	2,169,092	$22,020,799	(567,402)	$(19,102,234)

Class B
Sales	5,080,258	$51,248,172	18,171,015	$193,946,840
Reinvestments	434,797	4,543,628	690,235	8,137,869
Redemptions	(4,539,949)	(46,694,595)	(10,056,880)	(108,590,565)

Net increase	975,106	$9,097,205	8,804,370	$93,494,144

Increase derived from capital shares transactions		$31,118,004		$74,391,910

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.36		$11.65	$9.50	$5.75	$14.39	$10.51

Income (Loss) From Investment Operations
Net investment income (a)	0.11		0.16	0.12	0.10	0.23	0.18
Net realized and unrealized gain (loss) on investments	0.42		(2.28)	2.15	3.79	(7.42)	3.71

Total from investment operations	0.53		(2.12)	2.27	3.89	(7.19)	3.89

Less Distributions
Distributions from net investment income	(0.10)		(0.17)	(0.12)	(0.14)	(0.19)	(0.01)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.26)	0.00

Total distributions	(0.10)		(0.17)	(0.12)	(0.14)	(1.45)	(0.01)

Net Asset Value, End of Period	$9.79		$9.36	$11.65	$9.50	$5.75	$14.39

Total Return (%) (f)	5.62	(b)	(18.42)	24.00	69.17	(55.38)	36.93

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.09	(c)	1.09	1.12	1.17	1.11	1.25 (d)
Ratio of net expenses to average net assets (%) (e)	1.09	(c)	1.09	1.12	1.17	1.11	1.17
Ratio of net investment income to average net assets (%)	2.13	(c)	1.50	1.19	1.39	2.34	1.49
Portfolio turnover rate (%)	13.3	(b)	40.4	35.2	92.0	107.6	126.8
Net assets, end of period (in millions)	$516.9		$473.5	$596.0	$419.7	$437.0	$572.9

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.27		$11.56	$9.44	$5.71	$14.32	$10.49

Income (Loss) From Investment Operations
Net investment income (a)	0.09		0.14	0.09	0.07	0.21	0.13
Net realized and unrealized gain (loss) on investments	0.44		(2.28)	2.13	3.79	(7.39)	3.71

Total from investment operations	0.53		(2.14)	2.22	3.86	(7.18)	3.84

Less Distributions
Distributions from net investment income	(0.08)		(0.15)	(0.10)	(0.13)	(0.17)	(0.01)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.26)	0.00

Total distributions	(0.08)		(0.15)	(0.10)	(0.13)	(1.43)	(0.01)

Net Asset Value, End of Period	$9.72		$9.27	$11.56	$9.44	$5.71	$14.32

Total Return (%) (f)	5.64	(b)	(18.70)	23.65	68.95	(55.53)	36.62

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.34	(c)	1.34	1.37	1.42	1.38	1.52 (d)
Ratio of net expenses to average net assets (%) (e)	1.34	(c)	1.34	1.37	1.42	1.38	1.46
Ratio of net investment income to average net assets (%)	1.86	(c)	1.30	0.90	0.94	2.21	1.06
Portfolio turnover rate (%)	13.3	(b)	40.4	35.2	92.0	107.6	126.8
Net assets, end of period (in millions)	$579.9		$544.3	$576.5	$340.7	$140.3	$78.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Excludes effect of deferred expense reimbursement. See Note 3 of the Notes to Financial Statements.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MFS® Emerging Markets Equity Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-12

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-13

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, forward transactions, certain foreign capital gain tax, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a

MIST-14

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Massachusetts Financial Services Company (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$5,129,629	1.050%	First $250 million
	1.000%	$250 million to $500 million
	0.850%	$500 million to $1 billion
	0.750%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MIST-15

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$169,672,633	$—	$147,230,498

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2012, the Portfolio did not enter into futures contracts. At June 30, 2012, the Portfolio did not hold any open futures contracts.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$17,055,473	$9,412,407	$—	$—	$17,055,473	$9,412,407

MIST-16

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$9,849,066	$—	$(61,597,896)	$(93,348,133)	$(145,096,963)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $93,348,133.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-17

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-18

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-19

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust MFS® Research International Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

MFS® Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the MFS® Research International Portfolio returned 3.28%, 3.16%, and 3.11%, respectively. The Portfolio’s benchmarks, the MSCI EAFE Index1 and the MSCI All Country (AC) World (ex-U.S.) Index2, returned 2.96% and 2.77%, respectively over the same period.

MARKET ENVIRONMENT/CONDITIONS

Prior to the period, markets were roiled by several global concerns, including the U.S. public debt profile, the Eurozone crisis, soft Chinese data, and global supply chain disruptions caused by the Japanese earthquake. During the beginning of the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, ushered in improved market dynamics.

Towards the end of the period, market sentiment declined again. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the Eurozone’s capacity and determination to address its ongoing crisis.

Investors have become increasingly impatient with the persistent “kick-the-can-down-the-road” approach taken by European leaders. Despite the uncertainty, a few things are clear. We need to see some sort of burden sharing, the links between the banks and the governments need to be severed, and something must be done to lower the punishing borrowing rates currently being paid by Italy and Spain.

Sector leadership, as would be expected in this environment, shifted sharply from cyclicals to defensives, with the Telecom, Health Care, Staples, and Utility sectors all outperforming significantly. The Materials and Energy sectors, which failed to participate in the first quarter rally, continued to lag, negatively impacted by the weakening emerging economies.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Stock selection in the Consumer Discretionary sector contributed to the Portfolio’s performance relative to the MSCI EAFE Index. An overweight position in Spanish fashion distributor Inditex benefited relative results as the stock outpaced the benchmark during the reporting period.

Security selection in the Information Technology sector also had a positive impact on relative returns. There were no individual stocks within this sector that were among the Portfolio’s top relative contributors for the reporting period.

Individual securities in other sectors that benefited relative results included reinsurer Swiss Re (Switzerland), pharmaceutical company Bayer (Germany), health care services provider Rhoen-Klinikum (Germany, since sold from Portfolio as of June 30), Japanese tobacco distributor Japan Tobacco, engineering and construction company JGC Corporation (Japan), and Japanese banking and financial services firm Sumitomo Mitsui Financial. The timing of our ownership in shares of Swiss pharmaceutical company Novartis was another positive factor for relative returns. Avoiding shares of Spanish telecommunications company Telefónica and Australian mining giant BHP Billiton also helped as both stocks underperformed the benchmark during the reporting period.

Stock selection in the Financials sector detracted from relative performance, led by the Portfolio’s holdings of financial services firms Itau Unibanco Holding (Brazil), ING Groep (Netherlands), and Barclays (United Kingdom).

Stock selection in the Telecommunication Services sector also weighed on relative results. Holdings of telecommunications service providers China Unicom Hong Kong (Hong Kong) and Koninklijke KPN (Netherlands, since sold from Portfolio as of June 30) were among the Portfolio’s top relative detractors for the reporting period.

Elsewhere, the Portfolio’s ownership of Australian mining company Iluka Resources, mining equipment manufacturer Joy Global, oil and gas exploration company Inpex (Japan), and medical diagnostics company Diagnosticos da America (Brazil) weakened relative performance. Not owning shares of strong-performing Japanese car maker Toyota was an additional negative factor.

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance. All investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for the Portfolio to have different currency exposures than the benchmark.

The Research International strategy is a sector-neutral Portfolio that emphasizes bottom-up fundamental analysis. The focus is on high quality companies whose growth rates and fundamentals are not properly reflected in their valuation. Our sector-neutral approach relies on stock picking to drive alpha, therefore regional and industry allocation is strictly a by-product of where our analysts are finding attractive investment opportunities.

If we look at changes to the Portfolio during the period, again, Financial Services was fairly active. As we’ve discussed previously, we had been adding to Australian banks in the 3rd and 4th quarter of last year as they traded at reasonable levels and exhibited fairly defensive characteristics. We reversed that trend during the period as concerns over margin pressure on the back of heated deposit competition and slower loan growth caused us to exit one of our Australian bank positions. We believe the Portfolio would be better served by buying other Financials in Asia ex Australia. To that end we started positions in two Indonesian banks on weakness. We see Indonesia as a structural growth story with attractive credit growth and strong capital levels.

MIST-1

Met Investors Series Trust

MFS® Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*—(Continued)

In Energy, as global growth estimates have been reined-in, oil prices have fallen and as a result of this the Energy sector has underperformed. We’re somewhat nervous on second quarter results and also about the developing recession in Europe which is never good for oil prices. Earlier in the period we took the opportunity to trim some of the more oil-price sensitive names at higher oil prices as these stocks tend to move faster to discount spot oil prices than the bigger integrated oil companies. At this point, it feels as if the oil macro is still above what we consider to be the cost of new supply, but with a lot of Energy stocks reflecting what we consider to be a more difficult long term macro environment. To this end, we have started to add to some new positions in quality growth stocks, with a view to building these positions if markets and oil prices give us the opportunity to do so.

In Information Technology, our aim is to own what we believe to be structurally superior names which translates into companies with better returns, typically better margins, better governance and better growth than their peers. As a result, during the period we started positions in a Japanese internet provider and a Spanish distribution system and IT solutions business focusing on the airline industry.

We believe both companies fit the profile mentioned with a focus on returns. We trimmed one of our semiconductor names which has been a major beneficiary of consumers move towards smart phones and tablets. We also concentrated our exposure in the copier space selling out of one of the smaller players which had disappointed on execution and allocated some of those basis points to a stronger competitor.

TEAM MANAGED

The Portfolio is managed by a committee of research analysts under the general supervision of Jose Luis Garcia and Thomas Melendez.

Massachusetts Financial Services Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

MFS® Research International Portfolio

MFS® RESEARCH INTERNATIONAL PORTFOLIO MANAGED BY

MASSACHUSETTS FINANCIAL SERVICES COMPANY VS. MSCI EAFE INDEX1
AND MSCI AC WORLD (EX-U.S.) INDEX2

AVERAGE ANNUAL RETURN3 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
MFS® Research International Portfolio
Class A	3.28	-13.32	-4.16	6.50
Class B	3.16	-13.55	-4.41	6.24
Class E	3.11	-13.53	-4.32	6.34
MSCI EAFE Index[1]	2.96	-13.83	-6.10	5.14
MSCI AC World (ex-U.S.) Index[2]	2.77	-14.57	-4.62	6.74

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

2 The MSCI AC World (ex-U.S.) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Royal Dutch Shell plc - A Shares	3.1
Nestle S.A.	2.9
Bayer AG	2.5
Roche Holding AG	2.4
Vodafone Group plc	2.3
Novartis AG	2.1
Rio Tinto plc	2.1
Sumitomo Mitsui Financial Group, Inc.	2.1
Danone S.A.	1.9
BP plc	1.8

Top Countries

% of Market Value of Total Investments
Japan	23.4
United Kingdom	16.8
Switzerland	11.1
France	8.0
Netherlands	7.7
Germany	7.6
Hong Kong	5.1
Australia	3.9
Brazil	2.7
United States	2.2

MIST-3

Met Investors Series Trust

MFS® Research International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MFS® Research International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.70%	$1,000.00	$1,032.80	$3.54
	Hypothetical*	0.70%	$1,000.00	$1,021.38	$3.52

Class B(a)	Actual	0.95%	$1,000.00	$1,031.60	$4.80
	Hypothetical*	0.95%	$1,000.00	$1,020.09	$4.77

Class E(a)	Actual	0.85%	$1,000.00	$1,031.10	$4.29
	Hypothetical*	0.85%	$1,000.00	$1,020.64	$4.27

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Australia—3.8%
Iluka Resources, Ltd. (a)	2,102,740	$24,640,082
Newcrest Mining, Ltd.	462,419	10,763,396
Nufarm, Ltd. (a)	2,668,401	13,887,697
Westpac Banking Corp. (a)	2,011,674	43,763,024

		93,054,199

Brazil—2.7%
Diagnosticos da America S.A.	1,712,900	11,265,825
EDP - Energias do Brasil S.A.	1,178,200	7,561,363
Itau Unibanco Holding S.A. (ADR)	1,312,154	18,265,184
M Dias Branco S.A.	155,800	4,576,649
Tim Participacoes S.A. (ADR) (a)	404,483	11,107,103
Tractebel Energia S.A.	689,750	12,757,885

		65,534,009

Canada—0.3%
Cenovus Energy, Inc. (a)	258,562	8,220,854

China—0.4%
China Construction Bank Corp.	14,510,804	10,004,821

Czech Republic—1.3%
CEZ A.S.	493,195	17,037,941
Komercni Banka A.S.	84,418	14,667,431

		31,705,372

France—7.9%
BNP Paribas S.A.	680,223	26,259,179
Danone S.A.	755,236	46,886,823
Dassault Systemes S.A.	153,223	14,394,069
GDF Suez	639,380	15,254,919
Legrand S.A. (a)	224,036	7,619,483
LVMH Moet Hennessy Louis Vuitton S.A.	149,697	22,816,557
Publicis Groupe S.A. (a)	449,100	20,538,042
Schneider Electric S.A.	460,145	25,638,679
Suez Environnement Co.	702,513	7,562,203
Technip S.A.	50,896	5,311,252

		192,281,206

Germany—7.6%
Bayer AG	841,684	60,692,672
Bayerische Motoren Werke (BMW) AG	381,324	27,629,937
GSW Immobilien AG (a)	285,775	9,763,489
Linde AG	264,930	41,264,958
Siemens AG	415,016	34,885,284
Symrise AG	324,947	9,871,012

		184,107,352

Hong Kong—5.1%
AIA Group, Ltd.	7,727,200	26,642,970
BOC Hong Kong Holdings, Ltd.	5,672,000	17,455,916
China Resources Gas Group, Ltd. (a)	870,000	1,502,377
China Unicom Hong Kong, Ltd. (a)	11,502,850	14,421,828
CNOOC, Ltd.	4,903,000	9,890,772
Hang Lung Properties, Ltd.	5,012,363	17,062,248

Hong Kong—(Continued)
Hutchison Whampoa, Ltd.	1,423,000	$12,307,367
Li & Fung, Ltd.	10,051,540	19,478,175
Sinotruk Hong Kong, Ltd. (a)	8,201,364	4,924,407

		123,686,060

India—1.2%
HDFC Bank, Ltd. (ADR)	299,760	9,772,176
ICICI Bank, Ltd.	481,264	7,739,791
Reliance Industries, Ltd.	911,888	12,087,490

		29,599,457

Indonesia—0.6%
PT Bank Mandiri Persero Tbk	10,528,500	8,149,618
PT Bank Rakyat Indonesia Persero Tbk	10,655,000	7,292,050

		15,441,668

Italy—0.8%
Telecom Italia S.p.A.	5,613,094	5,531,348
Telecom Italia S.p.A. - Risparmio Shares	15,703,028	12,631,506

		18,162,854

Japan—23.2%
Aeon Credit Service Co., Ltd. (a)	716,000	13,277,053
Canon, Inc. (a)	743,000	29,751,773
Chugoku Marine Paints, Ltd.	956,441	4,626,427
Denso Corp.	679,900	23,149,897
East Japan Railway Co.	245,600	15,419,769
GLORY, Ltd.	877,500	18,247,901
Honda Motor Co., Ltd. (a)	924,000	32,187,197
Inpex Corp.	3,973	22,273,917
Japan Tobacco, Inc.	1,341,600	39,756,378
JGC Corp.	1,154,000	33,400,534
KDDI Corp.	5,982	38,585,946
Lawson, Inc. (a)	381,900	26,718,715
Miraca Holdings, Inc.	568,700	23,646,775
Mitsubishi Corp.	932,597	18,832,489
Mitsubishi UFJ Financial Group, Inc.	3,582,600	17,145,577
Nippon Paint Co., Ltd. (a)	1,038,000	8,453,242
Nippon Television Network Corp.	122,340	18,595,872
Nomura Research Institute, Ltd. (a)	575,800	12,690,833
Santen Pharmaceutical Co., Ltd.	830,600	34,064,844
Sony Financial Holdings, Inc.	720,800	11,790,542
Sumitomo Metal Industries, Ltd.	3,111,000	5,121,146
Sumitomo Mitsui Financial Group, Inc.	1,515,400	49,991,337
Tokyo Gas Co., Ltd.	4,774,000	24,381,126
Yahoo Japan Corp. (a)	37,318	12,077,112
Yamato Holdings Co., Ltd. (a)	1,924,500	30,985,604

		565,172,006

Macau—0.8%
Sands China, Ltd. (a)	6,273,207	20,095,277

Netherlands—7.7%
Akzo Nobel N.V.	709,206	33,361,001
ASML Holding N.V.	225,355	11,483,485

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Heineken N.V. (a)	782,484	$40,872,857
ING Groep N.V.*	3,715,621	25,068,651
Royal Dutch Shell plc - A Shares	2,238,894	75,419,981

		186,205,975

Singapore—1.4%
DBS Group Holdings, Ltd.	1,775,000	19,592,432
Keppel Corp., Ltd. (a)	1,813,500	14,859,992

		34,452,424

South Korea—0.2%
Samsung Electronics Co., Ltd.	4,954	5,252,344

Spain—2.0%
Amadeus IT Holding S.A. - A Shares	534,760	11,324,664
Banco Santander S.A.	2,232,506	14,910,430
Inditex S.A.	226,064	23,381,721

		49,616,815

Sweden—1.1%
Telefonaktiebolaget LM Ericsson - Class B	2,788,289	25,442,916

Switzerland—11.0%
Julius Baer Group, Ltd.*	424,447	15,367,657
Nestle S.A.	1,164,575	69,468,548
Novartis AG	934,577	52,130,655
Roche Holding AG	342,318	59,093,477
Schindler Holding AG	236,817	26,483,214
Sonova Holding AG*	134,934	13,020,592
Swiss Re AG*	515,035	32,355,967

		267,920,110

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.*	7,757,753	21,234,013

Thailand—0.4%
Siam Commercial Bank Public Co. Ltd.	1,974,600	9,139,364

United Kingdom—16.7%
AMEC plc	547,695	8,644,350
Barclays plc	12,119,066	31,022,294
BG Group plc	998,425	20,435,594
BP plc	6,713,846	44,983,866
Cairn Energy plc*	1,179,368	4,899,185
Compass Group plc	1,027,291	10,775,494
GKN plc	3,991,406	11,365,069
Hiscox, Ltd.	1,648,900	11,045,643
HSBC Holdings plc	2,494,878	21,998,453
Pearson plc	924,052	18,352,708
Reckitt Benckiser Group plc	525,888	27,736,238
Rio Tinto plc	1,055,703	50,419,656
Rolls-Royce Holdings plc*	2,153,607	29,054,118
Standard Chartered plc (a)	1,982,509	43,220,365

United Kingdom—(Continued)
Vodafone Group plc	19,990,400	$56,165,746
Whitbread plc	526,703	16,807,643

		406,926,422

United States—1.1%
Cognizant Technology Solutions Corp. - Class A*	194,514	11,670,840
Joy Global, Inc. (a)	258,783	14,680,760

		26,351,600

Total Common Stocks (Cost $2,362,917,375)		2,389,607,118

Short-Term Investments—9.5%

Mutual Fund—8.4%
State Street Navigator Securities Lending Prime Portfolio (b)	203,076,744	203,076,744

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $27,139,023 on 07/02/12, collateralized by $2,055,000 Federal National Mortgage Association at 5.000% due 04/15/15 with a value of $2,332,425; by $25,385,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $25,353,269.	$27,139,000	27,139,000

Total Short-Term Investments (Cost $230,215,744)		230,215,744

Total Investments—107.7% (Cost $2,593,133,119#)		2,619,822,862
Other assets and liabilities (net)—(7.7)%		(186,874,944)

Net Assets—100.0%		$2,432,947,918

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $2,593,133,119. The aggregate unrealized appreciation and depreciation of investments were $218,300,670 and $(191,610,927), respectively, resulting in net unrealized appreciation of $26,689,743 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $197,684,370 and the collateral received consisted of cash in the amount of $203,076,744. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Ten Largest Industries as of June 30, 2012 (Unaudited)	% of Net Assets
Commercial Banks	15.2
Pharmaceuticals	8.5
Oil, Gas & Consumable Fuels	8.0
Food Products	5.0
Chemicals	4.6
Wireless Telecommunication Services	4.4
Metals & Mining	3.7
Insurance	3.3
Machinery	2.6
Industrial Conglomerates	2.5

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$93,054,199	$—	$93,054,199
Brazil	65,534,009	—	—	65,534,009
Canada	8,220,854	—	—	8,220,854
China	—	10,004,821	—	10,004,821
Czech Republic	—	31,705,372	—	31,705,372
France	—	192,281,206	—	192,281,206
Germany	—	184,107,352	—	184,107,352
Hong Kong	—	123,686,060	—	123,686,060
India	9,772,176	19,827,281	—	29,599,457
Indonesia	—	15,441,668	—	15,441,668
Italy	—	18,162,854	—	18,162,854
Japan	—	565,172,006	—	565,172,006
Macau	—	20,095,277	—	20,095,277
Netherlands	—	186,205,975	—	186,205,975
Singapore	—	34,452,424	—	34,452,424
South Korea	—	5,252,344	—	5,252,344
Spain	—	49,616,815	—	49,616,815
Sweden	—	25,442,916	—	25,442,916
Switzerland	—	267,920,110	—	267,920,110
Taiwan	—	21,234,013	—	21,234,013
Thailand	9,139,364	—	—	9,139,364
United Kingdom	—	406,926,422	—	406,926,422
United States	26,351,600	—	—	26,351,600
Total Common Stocks	119,018,003	2,270,589,115	—	2,389,607,118
Short-Term Investments
Mutual Fund	203,076,744	—	—	203,076,744
Repurchase Agreement	—	27,139,000	—	27,139,000
Total Short-Term Investments	203,076,744	27,139,000	—	230,215,744
Total Investments	$322,094,747	$2,297,728,115	$—	$2,619,822,862

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

MFS® Research International Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$2,619,822,862
Cash		396
Cash denominated in foreign currencies (c)		2,380,187
Receivable for investments sold		9,823,030
Receivable for shares sold		1,531,109
Dividends receivable		10,911,508

Total Assets		2,644,469,092
Liabilities
Payables for:
Investments purchased	$5,563,714
Shares redeemed	640,599
Foreign taxes	312,771
Collateral for securities loaned	203,076,744
Accrued expenses:
Management fees	1,213,582
Distribution and service fees— Class B	142,634
Distribution and service fees— Class E	1,379
Administration fees	6,855
Custodian and accounting fees	446,337
Deferred trustees’ fees	29,886
Other expenses	86,673

Total Liabilities		211,521,174

Net Assets		$2,432,947,918

Net assets represented by
Paid in surplus		$2,960,445,005
Accumulated net realized loss		(600,517,500)
Unrealized appreciation on investments and foreign currency transactions		26,534,029
Undistributed net investment income		46,486,384

Net Assets		$2,432,947,918

Net Assets
Class A		$1,694,140,369
Class B		727,160,950
Class E		11,646,599
Capital Shares Outstanding*
Class A		185,644,437
Class B		80,289,913
Class E		1,280,648
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.13
Class B		9.06
Class E		9.09

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,593,133,119.
(b)	Includes securities loaned at value of $197,684,370.
(c)	Identified cost of cash denominated in foreign currencies was $2,364,986.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$58,509,266
Interest (b)		1,871,665

Total investment income		60,380,931
Expenses
Management fees	$8,947,043
Administration fees	37,536
Custodian and accounting fees	831,341
Distribution and service fees—Class B	931,067
Distribution and service fees—Class E	9,195
Audit and tax services	32,321
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	89,391
Insurance	2,774
Miscellaneous	7,291

Total expenses	10,924,470
Less management fee waiver	(739,582)

Net expenses	10,184,888

Net Investment Income		50,196,043

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments (c)		(50,854,251)
Futures contracts		3,094,302
Foreign currency transactions		(27,186)

Net realized loss on investments, futures contracts and foreign currency transactions		(47,787,135)

Net change in unrealized appreciation on:
Investments (d)		94,334,831
Foreign currency transactions		170,358

Net change in unrealized appreciation on investments and foreign currency transactions		94,505,189

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		46,718,054

Net Increase in Net Assets From Operations		$96,914,097

(a)	Net of foreign withholding taxes of $4,997,716.
(b)	Includes net income on securities loaned of $1,872,018.
(c)	Net of foreign capital gains tax of $43,451.
(d)	Includes foreign capital gains tax of $(259,661).

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

MFS® Research International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$50,196,043	$56,853,301
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(47,787,135)	28,021,371
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	94,505,189	(388,811,062)

Net increase (decrease) in net assets resulting from operations	96,914,097	(303,936,390)

Distributions to Shareholders
From net investment income
Class A	(42,745,331)	(35,409,840)
Class B	(14,235,363)	(14,097,829)
Class E	(241,003)	(302,084)

Net decrease in net assets resulting from distributions	(57,221,697)	(49,809,753)

Net increase (decrease) in net assets from capital share transactions	(144,105,553)	390,341,022

Net increase (decrease) in net assets	(104,413,153)	36,594,879

Net Assets
Net assets at beginning of period	2,537,361,071	2,500,766,192

Net assets at end of period	$2,432,947,918	$2,537,361,071

Undistributed net investment income at end of period	$46,486,384	$53,512,038

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	14,378,302	$135,823,872	51,646,902	$530,293,779
Reinvestments	4,485,344	42,745,331	3,300,078	35,409,840
Redemptions	(33,095,166)	(318,505,126)	(21,145,923)	(221,158,018)

Net increase (decrease)	(14,231,520)	$(139,935,923)	33,801,057	$344,545,601

Class B
Sales	3,664,582	$33,824,118	9,093,859	$88,970,038
Fund subscription in kind (a)	—	—	6,103,052	67,072,542
Reinvestments	1,504,795	14,235,363	1,323,740	14,097,829
Redemptions	(5,415,594)	(51,341,988)	(12,068,850)	(121,089,420)

Net increase (decrease)	(246,217)	$(3,282,507)	4,451,801	$49,050,989

Class E
Sales	19,601	$178,746	156,625	$1,595,657
Reinvestments	25,369	241,003	28,259	302,084
Redemptions	(137,752)	(1,306,872)	(509,050)	(5,153,309)

Net decrease	(92,782)	$(887,123)	(324,166)	$(3,255,568)

Increase (decrease) derived from capital shares transactions		$(144,105,553)		$390,341,022

(a)	Includes cash and securities amounting to $1,598,289 and $65,474,253, respectively. Securities were valued at market as of April 29, 2011.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

MFS® Research International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.03		$10.28	$9.38	$7.41	$14.43	$15.04

Income (Loss) From Investment Operations
Net investment income (a)	0.18		0.22	0.18	0.17	0.30	0.22
Net realized and unrealized gain (loss) on investments	0.13		(1.26)	0.90	2.07	(5.76)	1.68

Total from investment operations	0.31		(1.04)	1.08	2.24	(5.46)	1.90

Less Distributions
Distributions from net investment income	(0.21)		(0.21)	(0.18)	(0.27)	(0.26)	(0.24)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.30)	(2.27)

Total distributions	(0.21)		(0.21)	(0.18)	(0.27)	(1.56)	(2.51)

Net Asset Value, End of Period	$9.13		$9.03	$10.28	$9.38	$7.41	$14.43

Total Return (%) (e)	3.28	(b)	(10.44)	11.65	31.93	(42.25)	13.60

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.76	(c)	0.77	0.78	0.81	0.77	0.79
Ratio of net expenses to average net assets (%) (d)	0.70	(c)	0.73	0.75	0.80	0.77	0.79
Ratio of net investment income to average net assets (%)	3.90	(c)	2.24	1.91	2.20	2.85	1.54
Portfolio turnover rate (%)	21.7	(b)	39.3	50.2	71.9	75.4	65.5
Net assets, end of period (in millions)	$1,694.1		$1,804.3	$1,707.5	$1,049.1	$840.8	$959.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.95		$10.20	$9.31	$7.35	$14.32	$14.95

Income (Loss) From Investment Operations
Net investment income (a)	0.17		0.20	0.15	0.15	0.27	0.19
Net realized and unrealized gain (loss) on investments	0.12		(1.26)	0.90	2.06	(5.71)	1.65

Total from investment operations	0.29		(1.06)	1.05	2.21	(5.44)	1.84

Less Distributions
Distributions from net investment income	(0.18)		(0.19)	(0.16)	(0.25)	(0.23)	(0.20)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.30)	(2.27)

Total distributions	(0.18)		(0.19)	(0.16)	(0.25)	(1.53)	(2.47)

Net Asset Value, End of Period	$9.06		$8.95	$10.20	$9.31	$7.35	$14.32

Total Return (%) (e)	3.16	(b)	(10.71)	11.40	31.57	(42.36)	13.29

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.01	(c)	1.02	1.03	1.06	1.01	1.04
Ratio of net expenses to average net assets (%) (d)	0.95	(c)	0.98	1.00	1.05	1.01	1.04
Ratio of net investment income to average net assets (%)	3.65	(c)	2.02	1.65	1.93	2.54	1.31
Portfolio turnover rate (%)	21.7	(b)	39.3	50.2	71.9	75.4	65.5
Net assets, end of period (in millions)	$727.2		$720.7	$775.8	$712.9	$525.7	$842.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

MFS® Research International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.99		$10.24	$9.34	$7.37	$14.36	$14.99

Income (Loss) From Investment Operations
Net investment income (a)	0.17		0.21	0.16	0.16	0.29	0.20
Net realized and unrealized gain (loss) on investments	0.12		(1.27)	0.90	2.06	(5.74)	1.66

Total from investment operations	0.29		(1.06)	1.06	2.22	(5.45)	1.86

Less Distributions
Distributions from net investment income	(0.19)		(0.19)	(0.16)	(0.25)	(0.24)	(0.22)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(1.30)	(2.27)

Total distributions	(0.19)		(0.19)	(0.16)	(0.25)	(1.54)	(2.49)

Net Asset Value, End of Period	$9.09		$8.99	$10.24	$9.34	$7.37	$14.36

Total Return (%) (e)	3.11	(b)	(10.62)	11.54	31.74	(42.33)	13.38

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.91	(c)	0.92	0.93	0.96	0.91	0.94
Ratio of net expenses to average net assets (%) (d)	0.85	(c)	0.88	0.90	0.95	0.91	0.94
Ratio of net investment income to average net assets (%)	3.73	(c)	2.14	1.79	2.07	2.66	1.41
Portfolio turnover rate (%)	21.7	(b)	39.3	50.2	71.9	75.4	65.5
Net assets, end of period (in millions)	$11.6		$12.3	$17.4	$19.4	$19.2	$32.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MFS® Research International Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

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MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

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Met Investors Series Trust

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to forward transactions, broker commission recapture, foreign currency transactions, certain foreign capital gain tax, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a

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Met Investors Series Trust

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Massachusetts Financial Services Company (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$8,947,043	0.800%	First $200 million
	0.750%	$200 million to $500 million
	0.700%	$500 million to $1 billion
	0.650%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.100%	First $200 million
0.050%	$200 million to $500 million
0.100%	Over $1.5 billion

An identical agreement was in place for the period January 1, 2012 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to

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Met Investors Series Trust

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$560,146,417	$—	$718,168,867

The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Co. that amounted to $29,336,319 in sales of investments which are included above.

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2012, the Portfolio entered into equity index futures contracts which were subject to equity price risk. During the period April 24 through April 26, 2012, the Portfolio had bought and sold $5,695,775 in equity index futures contracts. At June 30, 2012, the Portfolio did not have any open futures contracts. For the six months ended June 30, 2012, the Portfolio had realized gains in the amount of $3,094,302 which are shown under Net realized gain on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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Met Investors Series Trust

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$49,809,753	$32,486,505	$—	$—	$49,809,753	$32,486,505

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$57,220,306	$—	$(122,875,495)	$(501,509,231)	$(567,164,420)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Expiring 12/31/2018	Total
$309,445,297	$169,884,123	$22,179,811	$501,509,231

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

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Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

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Met Investors Series Trust

MFS® Research International Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-20

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Met Investors Series Trust Morgan Stanley Mid Cap Growth Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Managed by Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the Morgan Stanley Mid Cap Growth Portfolio returned 7.14%, 6.99%, and 7.10%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 8.10% over the same period.

MARKET ENVIRONMENT/CONDITIONS

In the six months ended June 30, 2012, financial markets were driven largely by sentiment about the United States (“U.S.”) and global economies as well as the European debt crisis. In the first few months of 2012, improving data from the labor market, housing market and consumer confidence and spending bolstered investor confidence about the U.S. economy’s prospects. However, part of the improvement in jobs and consumer data was due to the unseasonably warm spring and the positive momentum in these metrics did not last beyond April. Concerns about the effects of the ongoing European debt crisis on economies in Europe and China, which were already showing signs of slowing, also contributed to volatility in stock prices. As a result, stock market performance was weaker in the second quarter of 2012 than in the first quarter.

Meanwhile, the outlook for the European debt crisis began the period on a relatively positive note. In December, the European Central Bank (“ECB”) announced it would make loans to European banks through its long-term refinancing operations (“LTRO”) and a second round followed in February. Although the crisis was far from resolved, this move was well received by the markets. In May, an uncertain outcome in Greece’s parliamentary elections and rising expectations that Spain would ask for a bailout put downward pressure on stock prices. These concerns moderated somewhat in June as a pro-austerity party in Greece won the most votes, though Spain’s issues continued to weigh on the market.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio underperformed the Russell Midcap Growth Index (the “Index”) for the six months ended June 30, 2012. Stock selection in the Consumer Discretionary sector was the main detractor from relative performance. Weak performance from holdings in online deals service Groupon and travel booking web site Ctrip.com (China) led the sector lower. Stock selection in Financials also dampened relative returns, due to disappointing results from a position in automobile insurance provider Progressive and a lack of exposure to real estate stocks (a group which performed well during the period). Stock selection in Materials was another area of relative weakness, with holdings in rare earths miners Molycorp and Lynas hurting performance.

However, positive contributions to relative performance came from stock selection in the Industrials sector. Within the sector, the Portfolio had exposure to several commercial and professional services stocks that performed well during the period. The Portfolio’s underweight to the Energy sector helped buffer the sector’s negative return during the period which benefited relative performance. Stock selection in Utilities also boosted relative returns. The Portfolio’s sole holding in the sector—Brookfield Infrastructure Partners (Bermuda), which manages utilities, energy and transportation, and timber assets—performed strongly during the period.

There has been no change to the investment philosophy and process employed in managing the Portfolio. As our investment process employs no macroeconomic view and instead centers on finding unique, high-quality companies that we believe have the potential to outperform over the long term, no changes are made to the Portfolio in reaction to changes in economic or market conditions. Rather, we make changes in the Portfolio periodically based on our assessment of the relative risk and reward of the names held versus potential new investments under consideration. We typically sell holdings when we believe new, better opportunities arise or when our original investment thesis is no longer valid due to a diminished growth outlook or deterioration in the company’s competitive advantage.

We continue to invest in a collection of high-quality growth companies that we believe have these attributes: a sustainable competitive advantage, business visibility, rising return on invested capital, strong free cash flow generation, and a favorable risk-reward profile. We believe a portfolio of such companies can be well positioned to outperform over the long term.

Dennis Lynch, Managing Director

David Cohen, Managing Director

Sandeep Chainani, Managing Director

Jason Yeung, Managing Director

Armistead Nash, Executive Director

Morgan Stanley Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

MORGAN STANLEY MID CAP GROWTH PORTFOLIO MANAGED BY

MORGAN STANLEY INVESTMENT MANAGEMENT INC. VS. RUSSELL MIDCAP GROWTH INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Morgan Stanley Mid Cap Growth Portfolio
Class A	7.14	-10.81	4.05	7.66	—
Class B	6.99	-11.06	3.80	7.37	—
Class E	7.10	-10.94	—	—	8.77
Russell Midcap Growth Index[1]	8.10	-2.99	1.90	8.47	—

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A shares is 5/1/2001. Inception of the Class B shares is 2/12/2001. Inception of the Class E shares is 4/27/2010.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Intuitive Surgical, Inc.	3.5
Edenred	3.5
Motorola Solutions, Inc.	3.5
Brookfield Infrastructure Partners L.P.	3.2
Verisk Analytics, Inc. - Class A	3.1
LinkedIn Corp. - Class A	2.7
MSCI, Inc. - Class A	2.6
Intertek Group plc	2.6
Illumina, Inc.	2.4
Groupon, Inc.	2.3

Top Sectors

% of Market Value of Total Investments
Information Technology	26.4
Industrials	21.2
Health Care	13.1
Consumer Discretionary	12.2
Financials	6.7
Cash & Cash Equivalents	5.4
Materials	4.8
Consumer Staples	3.9
Utilities	3.3
Energy	3.0

MIST-2

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Morgan Stanley Mid Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.73%	$1,000.00	$1,071.40	$3.76
	Hypothetical*	0.73%	$1,000.00	$1,021.23	$3.67

Class B(a)	Actual	0.98%	$1,000.00	$1,069.90	$5.04
	Hypothetical*	0.98%	$1,000.00	$1,019.99	$4.92

Class E(a)	Actual	0.88%	$1,000.00	$1,071.00	$4.53
	Hypothetical*	0.88%	$1,000.00	$1,020.49	$4.42

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—92.7% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—1.8%
Expeditors International of Washington, Inc.	430,884	$16,696,755

Biotechnology—0.7%
Ironwood Pharmaceuticals, Inc. - Class A* (a)	490,772	6,762,838

Capital Markets—0.6%
Greenhill & Co., Inc. (a)	153,883	5,485,929

Chemicals—2.5%
Intrepid Potash, Inc.* (a)	446,959	10,172,787
Rockwood Holdings, Inc.	294,886	13,078,194

		23,250,981

Commercial Services & Supplies—6.8%
Covanta Holding Corp.	584,189	10,018,841
Edenred S.A.	1,169,276	33,179,028
Stericycle, Inc.* (a)	222,752	20,419,676

		63,617,545

Communications Equipment—3.8%
Motorola Solutions, Inc.	678,191	32,627,769
Research In Motion, Ltd.* (a)	448,353	3,313,329

		35,941,098

Construction Materials—1.1%
Martin Marietta Materials, Inc. (a)	127,372	10,039,461

Diversified Consumer Services—3.5%
New Oriental Education & Technology Group, Inc. (ADR)* (a)	551,772	13,518,414
Weight Watchers International, Inc.* (a)	378,063	19,492,928

		33,011,342

Diversified Financial Services—4.2%
IntercontinentalExchange, Inc.*	111,377	15,145,045
MSCI, Inc. - Class A*	726,697	24,722,232

		39,867,277

Electric Utilities—3.3%
Brookfield Infrastructure Partners L.P.	910,247	30,556,992

Electrical Equipment—1.3%
Sensata Technologies Holding N.V.* (a)	467,016	12,506,689

Food & Staples Retailing—0.3%
Sun Art Retail Group, Ltd.	2,404,000	2,643,333

Food Products—3.6%
DE Master Blenders 1753 N.V.*	1,141,464	12,870,689
Hillshire Brands Co.	228,293	6,618,208
Mead Johnson Nutrition Co.	175,362	14,118,395

		33,607,292

Health Care Equipment & Supplies—5.4%
IDEXX Laboratories, Inc.* (a)	183,662	$17,655,428
Intuitive Surgical, Inc.*	60,018	33,237,368

		50,892,796

Health Care Technology—1.7%
athenahealth, Inc.* (a)	207,094	16,395,632

Hotels, Restaurants & Leisure—1.4%
Dunkin’ Brands Group, Inc.	395,360	13,576,662

Insurance—1.8%
Progressive Corp. (The)	804,098	16,749,361

Internet & Catalog Retail—2.3%
Groupon, Inc.* (a)	2,064,551	21,946,177

Internet Software & Services—9.3%
Akamai Technologies, Inc.*	476,822	15,139,098
Dropbox, Inc.* (b) (d)	460,161	4,164,043
LinkedIn Corp. - Class A*	235,366	25,012,345
MercadoLibre, Inc. (a)	124,946	9,470,907
SINA Corp.* (a)	87,560	4,536,484
Yandex N.V. - Class A*	868,598	16,546,792
Youku, Inc. (ADR)* (a)	597,685	12,957,811

		87,827,480

IT Services—2.1%
Gartner, Inc. - Class A* (a)	456,741	19,662,700

Life Sciences Tools & Services—3.8%
Illumina, Inc.* (a)	561,566	22,681,651
Techne Corp.	176,057	13,063,429

		35,745,080

Machinery—0.1%
Schindler Holding AG	11,400	1,274,861

Media—3.0%
McGraw-Hill Cos., Inc. (The)	331,455	14,915,475
Morningstar, Inc. (a)	221,085	12,787,556

		27,703,031

Metals & Mining—1.2%
Lynas Corp., Ltd.*	3,333,094	2,947,023
Molycorp, Inc.* (a)	373,254	8,043,624

		10,990,647

Multiline Retail—1.9%
Dollar Tree, Inc.*	326,154	17,547,085

Oil, Gas & Consumable Fuels—3.0%
Range Resources Corp. (a)	293,573	18,163,361
Ultra Petroleum Corp.* (a)	427,051	9,852,067

		28,015,428

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—1.3%
Valeant Pharmaceuticals International, Inc.*	269,709	$12,080,266

Professional Services—9.1%
IHS, Inc. - Class A* (a)	179,183	19,303,385
Intertek Group plc	574,844	24,159,281
Qualicorp S.A.*	1,550,026	13,551,634
Verisk Analytics, Inc. - Class A*	586,344	28,883,305

		85,897,605

Semiconductors & Semiconductor Equipment—0.5%
First Solar, Inc.* (a)	315,487	4,751,234

Software—9.9%
Citrix Systems, Inc.*	175,273	14,712,415
FactSet Research Systems, Inc. (a)	147,413	13,700,564
Red Hat, Inc.*	262,811	14,843,565
Salesforce.com, Inc.* (a)	149,899	20,725,036
Solera Holdings, Inc. (a)	445,154	18,602,986
Zynga, Inc. - Class A* (a)	2,013,545	10,953,685

		93,538,251

Trading Companies & Distributors—1.4%
Fastenal Co. (a)	320,460	12,917,743

Total Common Stocks (Cost $837,038,582)		871,499,571

Preferred Stocks—0.9%

Internet Software & Services—0.4%
Dropbox, Inc., Series A* (b)(d)	51,888	469,540
Peixe Urbano, Inc., Series C* (b)(d)	71,709	2,007,852
Workday, Inc., Series F* (b)(d)	94,808	1,257,154

		3,734,546

Transportation Infrastructure—0.5%
Better Place LLC, Series B* (b)(d)	296,688	982,037
Better Place LLC, Series C* (b)(d)	1,153,141	3,816,897

		4,798,934

Total Preferred Stocks (Cost $10,064,984)		8,533,480

Short-Term Investments—33.0%

Mutual Fund—27.7%
State Street Navigator Securities Lending Prime Portfolio (c)	260,965,991	260,965,991

Security Description	Par Amount	Value

Repurchase Agreement—5.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $50,264,042 on 07/02/12, collateralized by $51,210,000 Federal National Mortgage Association at 0.750% due 04/10/15 with a value of $51,274,013.	$50,264,000	$50,264,000

Total Short-Term Investments (Cost $311,229,991)		311,229,991

Total Investments—126.6% (Cost $1,158,333,557#)		1,191,263,042
Other assets and liabilities (net)—(26.6)%		(250,599,273)

Net Assets—100.0%		$940,663,769

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,158,333,557. The aggregate unrealized appreciation and depreciation of investments were $123,103,155 and $(90,173,670), respectively, resulting in net unrealized appreciation of $32,929,485 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $261,323,017 and the collateral received consisted of cash in the amount of $260,965,991 and non-cash collateral with a value of $1,192,981. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 1.35% of net assets.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2012, the market value of restricted securities was $12,697,523, which is 1.3% of net assets. See details below.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities

	Acquisition Date	Par Amount	Cost	Value
Better Place LLC, Series B	04/22/10	$296,688	$741,720	$982,037
Better Place LLC, Series C	11/11/11	1,153,141	5,235,260	3,816,897
Dropbox, Inc.	05/01/12	460,161	4,165,241	4,164,043
Dropbox, Inc., Series A	05/25/12	51,888	470,125	469,540
Peixe Urbano, Inc., Series C	12/02/11	71,709	2,360,725	2,007,852
Workday, Inc., Series F	10/12/11	94,808	1,257,154	1,257,154

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$16,696,755	$—	$—	$16,696,755
Biotechnology	6,762,838	—	—	6,762,838
Capital Markets	5,485,929	—	—	5,485,929
Chemicals	23,250,981	—	—	23,250,981
Commercial Services & Supplies	30,438,517	33,179,028	—	63,617,545
Communications Equipment	35,941,098	—	—	35,941,098
Construction Materials	10,039,461	—	—	10,039,461
Diversified Consumer Services	33,011,342	—	—	33,011,342
Diversified Financial Services	39,867,277	—	—	39,867,277
Electric Utilities	30,556,992	—	—	30,556,992
Electrical Equipment	12,506,689	—	—	12,506,689
Food & Staples Retailing	—	2,643,333	—	2,643,333
Food Products	20,736,603	12,870,689	—	33,607,292
Health Care Equipment & Supplies	50,892,796	—	—	50,892,796
Health Care Technology	16,395,632	—	—	16,395,632
Hotels, Restaurants & Leisure	13,576,662	—	—	13,576,662
Insurance	16,749,361	—	—	16,749,361
Internet & Catalog Retail	21,946,177	—	—	21,946,177
Internet Software & Services	83,663,437	—	4,164,043	87,827,480
IT Services	19,662,700	—	—	19,662,700
Life Sciences Tools & Services	35,745,080	—	—	35,745,080
Machinery	—	1,274,861	—	1,274,861
Media	27,703,031	—	—	27,703,031
Metals & Mining	8,043,624	2,947,023	—	10,990,647
Multiline Retail	17,547,085	—	—	17,547,085
Oil, Gas & Consumable Fuels	28,015,428	—	—	28,015,428
Pharmaceuticals	12,080,266	—	—	12,080,266
Professional Services	61,738,324	24,159,281	—	85,897,605
Semiconductors & Semiconductor Equipment	4,751,234	—	—	4,751,234
Software	93,538,251	—	—	93,538,251
Trading Companies & Distributors	12,917,743	—	—	12,917,743
Total Common Stocks	790,261,313	77,074,215	4,164,043	871,499,571
Total Preferred Stocks*	—	—	8,533,480	8,533,480

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$260,965,991	$—	$—	$260,965,991
Repurchase Agreement	—	50,264,000	—	50,264,000
Total Short-Term Investments	260,965,991	50,264,000	—	311,229,991
Total Investments	$1,051,227,304	$127,338,215	$12,697,523	$1,191,263,042

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Depreciation	Purchases	Balance as of June 30, 2012	Change in Unrealized Depreciation from investments still held at June 30, 2012
Common Stocks
Internet Software & Services	$—	$(1,198)	$4,165,241	$4,164,043	$(1,198)

Preferred Stocks
Internet Software & Services	3,617,879	(353,458)	470,125	3,734,546	(353,458)
Transportation Infrastructure	6,582,223	(1,783,289)	—	4,798,934	(1,783,289)

Total	$10,200,102	$(2,137,945)	$4,635,366	$12,697,523	$(2,137,945)

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at June 30, 2012	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Relationship Between Fair Value and Input; If Input Value Increases Then:
Preferred Stocks
Internet Software & Services	$3,734,546	Market Transaction	Purchase Price	$9.04				N/A		fair value would increase
		Discounted Cash Flow	Weighted average Cost of capital	13.0%		30.0%		23.0%		fair value would decrease
			Perpetual growth rate	2.0%		6.0%		4.0%		fair value would increase
			Long-term revenue growth rate	36.0%		36.0%		36.0%		fair value would increase
			Long-term pretax operating margin	18%		24%		20%		fair value would increase
		Market Comparable Companies	Enterprise Value/Revenue	4.6	x	9.0	x	5.6	x	fair value would increase
		Merger & Acquisition Transactions	Enterprise Value/Revenue	1.8	x	14.6	x	5.2	x	fair value would increase
			Discount for lack of control	25.0%		30.0%		28.0%		fair value would decrease

Transportation Infrastructure	$4,798,934	Discounted cash flow	Weighted average Cost of capital	22.5%		27.5%		24.2%		fair value would decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		fair value would increase
		Market Comparable Companies	Enterprise Value/Revenue	2.6	x	3.4	x	3.1	x	fair value would increase
			Discount for lack of marketability	15.0%		15.0%		15.0%		fair value would decrease

Common Stock
Internet Software & Services	$4,164,043	Market Transaction	Purchase Price	$9.04				N/A		fair value would increase

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,191,263,042
Cash		3,425,262
Cash denominated in foreign currencies (c)		7,015,068
Receivable for investments sold		1,722,400
Receivable for shares sold		1,217,585
Dividends receivable		606,169
Interest receivable		28

Total Assets		1,205,249,554
Liabilities
Payables for:
Investments purchased	$2,391,628
Shares redeemed	327,723
Collateral for securities loaned	260,965,991
Accrued expenses:
Management fees	481,311
Distribution and service fees—Class B	58,113
Distribution and service fees—Class E	1,971
Administration fees	3,118
Custodian and accounting fees	44,358
Deferred trustees’ fees	37,873
Other expenses	273,699

Total Liabilities		264,585,785

Net Assets		$940,663,769

Net assets represented by
Paid in surplus		$1,295,459,167
Accumulated net realized loss		(393,350,814)
Unrealized appreciation on investments and foreign currency transactions		32,923,939
Undistributed net investment income		5,631,477

Net Assets		$940,663,769

Net Assets
Class A		$632,524,814
Class B		291,831,178
Class E		16,307,777
Capital Shares Outstanding*
Class A		54,764,092
Class B		26,092,027
Class E		1,442,033
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$11.55
Class B		11.18
Class E		11.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,158,333,557.
(b)	Includes securities loaned at value of $261,323,017.
(c)	Identified cost of cash denominated in foreign currencies was $7,013,990.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$7,467,718
Interest (b)		1,807,800

Total investment income		9,275,518
Expenses
Management fees	$2,899,281
Administration fees	13,509
Custodian and accounting fees	95,262
Distribution and service fees—Class B	357,845
Distribution and service fees—Class E	12,829
Audit and tax services	11,432
Legal	19,152
Trustees’ fees and expenses	16,748
Shareholder reporting	225,344
Insurance	1,455
Miscellaneous	6,304

Total expenses	3,659,161
Less management fee waiver	(49,726)

Net expenses	3,609,435

Net Investment Income		5,666,083

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		10,611,860
Futures contracts		94,305
Foreign currency transactions		(40,797)

Net realized gain on investments, futures contracts and foreign currency transactions		10,665,368

Net change in unrealized appreciation (depreciation) on: Investments		33,550,684
Foreign currency transactions		(2,303)

Net change in unrealized appreciation on investments and foreign currency transactions		33,548,381

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		44,213,749

Net Increase in Net Assets From Operations		$49,879,832

(a)	Net of foreign withholding taxes of $189,656.
(b)	Includes net income on securities loaned of $1,805,768.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$5,666,083	$1,232,504
Net realized gain on investments, futures contracts and foreign currency transactions	10,665,368	68,606,497
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	33,548,381	(130,361,224)

Net increase (decrease) in net assets resulting from operations	49,879,832	(60,522,223)

Distributions to Shareholders
From net investment income
Class A	—	(4,134,923)
Class B	—	(1,487,244)
Class E	—	(131,024)
From net realized capital gains
Class A	—	(14,572,788)
Class B	—	(6,738,606)
Class E	—	(525,267)

Net decrease in net assets resulting from distributions	—	(27,589,852)

Net increase in net assets from capital share transactions	83,810,461	68,891,913

Net increase (decrease) in net assets	133,690,293	(19,220,162)

Net Assets
Net assets at beginning of period	806,973,476	826,193,638

Net assets at end of period	$940,663,769	$806,973,476

Accumulated undistributed net investment income (loss) at end of period	$5,631,477	$(34,606)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	11,363,910	$139,335,770	8,858,790	$107,694,407
Reinvestments	—	—	1,439,055	18,707,711
Redemptions	(6,641,680)	(78,148,906)	(7,902,988)	(95,053,164)

Net increase	4,722,230	$61,186,864	2,394,857	$31,348,954

Class B
Sales	3,471,295	$40,048,197	6,813,904	$78,886,612
Reinvestments	—	—	651,811	8,225,850
Redemptions	(1,430,289)	(16,547,332)	(3,974,512)	(46,495,055)

Net increase	2,041,006	$23,500,865	3,491,203	$40,617,407

Class E
Sales	46,061	$541,820	202,768	$2,469,522
Reinvestments	—	—	51,474	656,291
Redemptions	(121,358)	(1,419,088)	(516,668)	(6,200,261)

Net decrease	(75,297)	$(877,268)	(262,426)	$(3,074,448)

Increase derived from capital shares transactions		$83,810,461		$68,891,913

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$10.78		$11.91	$9.01	$5.71		$11.82	$10.44

Income (Loss) From Investment Operations
Net investment income (a)	0.08		0.03	0.07	0.02		0.02	0.05
Net realized and unrealized gain (loss) on investments	0.69		(0.75)	2.85	3.28		(5.10)	2.29

Total from investment operations	0.77		(0.72)	2.92	3.30		(5.08)	2.34

Less Distributions
Distributions from net investment income	0.00		(0.09)	(0.02)	(0.00	)(b)	(0.15)	0.00
Distributions from net realized capital gains	0.00		(0.32)	0.00	0.00		(0.88)	(0.96)

Total distributions	0.00		(0.41)	(0.02)	(0.00	)(b)	(1.03)	(0.96)

Net Asset Value, End of Period	$11.55		$10.78	$11.91	$9.01		$5.71	$11.82

Total Return (%) (i)	7.14	(c)	(6.67)	32.41	57.83		(46.67)	23.84

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.74	(d)	0.72	0.80	0.90		0.89	0.88
Ratio of net expenses to average net assets (%) (e)	0.73	(d)	0.71	0.78	0.90		0.89	0.88
Ratio of net investment income to average net assets (%)	1.37	(d)	0.22	0.63	0.24		0.25	0.46
Portfolio turnover rate (%)	20.8	(c)	34.1	47.8	32.8		38.1	62.0
Net assets, end of period (in millions)	$632.5		$539.5	$567.5	$21.7		$16.3	$29.6

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$10.45		$11.57		$8.76		$5.57		$11.55		$10.25

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.06		(0.00	)(f)	0.02		0.00	(f)	(0.00	)(f)	0.02
Net realized and unrealized gain (loss) on investments	0.67		(0.73)		2.79		3.19		(4.97)		2.24

Total from investment operations	0.73		(0.73)		2.81		3.19		(4.97)		2.26

Less Distributions
Distributions from net investment income	0.00		(0.07)		(0.00	)(b)	0.00		(0.13)		0.00
Distributions from net realized capital gains	0.00		(0.32)		0.00		0.00		(0.88)		(0.96)

Total distributions	0.00		(0.39)		(0.00	)(b)	0.00		(1.01)		(0.96)

Net Asset Value, End of Period	$11.18		$10.45		$11.57		$8.76		$5.57		$11.55

Total Return (%) (i)	6.99	(c)	(6.92)		32.09		57.27		(46.75)		23.48

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.99	(d)	0.97		1.05		1.15		1.14		1.14
Ratio of net expenses to average net assets (%) (e)	0.98	(d)	0.96		1.03		1.15		1.14		1.13
Ratio of net investment income to average net assets (%)	1.07	(d)	(0.03)		0.24		0.00	(g)	(0.03)		0.19
Portfolio turnover rate (%)	20.8	(c)	34.1		47.8		32.8		38.1		62.0
Net assets, end of period (in millions)	$291.8		$251.4		$237.9		$107.5		$58.0		$81.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010(h)
Net Asset Value, Beginning of Period	$10.56		$11.69	$9.71

Income (Loss) From Investment Operations
Net investment income (a)	0.06		0.01	0.04
Net realized and unrealized gain (loss) on investments	0.69		(0.74)	1.94

Total from investment operations	0.75		(0.73)	1.98

Less Distributions
Distributions from net investment income	0.00		(0.08)	0.00
Distributions from net realized capital gains	0.00		(0.32)	0.00

Total distributions	0.00		(0.40)	0.00

Net Asset Value, End of Period	$11.31		$10.56	$11.69

Total Return (%) (i)	7.10	(c)	(6.87)	20.39	(c)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.89	(d)	0.87	0.95	(d)
Ratio of net expenses to average net assets (%) (e)	0.88	(d)	0.86	0.93	(d)
Ratio of net investment income to average net assets (%)	1.10	(d)	0.06	0.50	(d)
Portfolio turnover rate (%)	20.8	(c)	34.1	47.8
Net assets, end of period (in millions)	$16.3		$16.0	$20.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from net investment income were less than $0.01.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Net investment income (loss) was less than $0.01.
(g)	Ratio of net investment income to average net assets was less than 0.01%.
(h)	Commencement of operations was 4/27/2010.
(i)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Morgan Stanley Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-12

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-13

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of

MIST-14

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,899,281	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	First $200 million

An identical agreement was in place for the period May 1, 2011 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal

MIST-15

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$237,047,869	$—	$177,868,320

The Portfolio engaged in security transactions with other accounts managed by Morgan Stanley Investment Management Inc. that amounted to $9,006,072 in purchases and $3,646,113 in sales of investments which are included above.

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2012, the Portfolio entered into equity index futures contracts which were subject to equity price risk. During the period April 26 through April 27, 2012, the Portfolio had bought and sold $46,302,234 in equity index futures contracts. At June 30, 2012, the Portfolio did not have any open futures contracts. For the six months ended June 30, 2012, the Portfolio had realized gains in the amount of $94,305 which are shown under Net realized gain on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

MIST-16

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$6,329,786	$45,333	$21,259,646	$—	$27,589,432	$45,333

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$—	$—	$(735,626)	$(403,906,391)	$(404,642,017)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2015	Expiring 12/31/2016		Total
$195,826,323*	$208,080,068	*	$403,906,391

*	The Portfolio acquired capital losses in the merger with FI Mid Cap Opportunities Portfolio, a series of Metropolitan Series Fund, on April 30, 2010.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-17

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-18

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-19

Simplify your life…

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Met Investors Series Trust PIMCO Inflation Protected Bond Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the PIMCO Inflation Protected Bond Portfolio returned 5.45%, 5.33%, and 5.41%, respectively. The Portfolio’s benchmark, the Barclays U.S. TIPS Index1, returned 4.04% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Fears of an economic slowdown contributed to a decline in real yields. Treasury Inflation-Protected Securities (TIPS) returned 4.04 percent during the first half of 2012, as represented by the Barclays U.S. TIPS Index. TIPS longer than four years in maturity rallied, while TIPS on the front-end of the curve sold off. Real yields hit new lows during the period as risk-off sentiment driven by concerns about the Eurozone seeped into growth expectations in the U.S. Real yields declined with the recognition that the Federal Reserve (“Fed”) will remain accommodative for a prolonged period of time.

After improving during the first few months of the year, U.S. economic data weakened, reflecting a deteriorating outlook for the economy. Consumer confidence surveys were mixed as the unemployment rate fell to 8.1 percent in April, the lowest level in three years, before rising to 8.2 percent in May. Concerns over a global economic slowdown led to a decrease in energy prices, which caused headline inflation to fall to 1.7 percent in May (year over year), below the Fed’s long-term explicit 2 percent target. While keeping the federal funds rate in the range of zero to 0.25 percent during the period, the Fed continued to indicate that economic conditions were likely to warrant exceptionally low rates at least through late 2014. In another effort to support a stronger economic recovery, the Fed renewed “Operation Twist,” a program to extend the average maturity of its holdings of securities, through the end of the year.

After taking comfort in the short-term measures taken by the European policymakers to prevent an expansion of the European sovereign debt crisis, markets began to question policymakers’ ability and willingness to prevent a disorderly breakup of the Eurozone. European voters suffering from “austerity” fatigue elected new political leaders in France and Greece, while Cyprus and Spain joined the growing list of countries that have requested bailouts to support their faltering financial systems. Following the election of new French President Francois Hollande, there was a renewed focus on growth and stimulus policy measures over austerity. While short on details, the European Union summit did end with an agreement between Eurozone leaders to allow the rescue funds to inject aid directly into struggling banks. Policymakers also pledged to create a single banking supervisor for Eurozone banks, a step closer toward a more integrated fiscal union.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio’s underweight to TIPS slightly detracted from performance as the sector outperformed like-duration Treasuries. A focus on the 5-15 year portion of the curve was additive to performance as these maturities outperformed the shorter-end of the TIPS yield curve. Additionally, exposure to Australian inflation-linked bonds (ILBs) contributed to returns given stronger sovereign balance sheets and higher real yields, which rallied following the Reserve Bank of Australia’s rate cuts. A modest exposure to commercial mortgage-backed securities added to returns as spreads on these securities tightened over the period. Exposure to select local-denominated debt in Brazil, predominately through the use of interest rate swaps, also contributed to performance as the Brazilian Central Bank cut rates amid below trend growth. Finally, short Australian dollar holdings were negative for performance as this currency rallied versus the U.S. dollar.

At period end, the Portfolio was underweight U.S. duration via TIPS given low real yields, however, focused on intermediate maturity TIPS that offer higher real yields and potential for price appreciation as the maturity “rolls” down the real yield curve. The Portfolio has reduced exposure to shorter maturity TIPS as we approach the second half of the year that seasonally tends to have lower inflation than the first half of the year. The Portfolio has been holding inflation-linked bonds (ILBs) from countries linked to stronger sovereign balance sheets and offer higher real yields, including Australia and Mexico. From a position of higher real yields there remains room for rates in these countries to respond to continued economic pressures. In the spread sector space, we continue to hold non-Agency mortgages and commercial mortgage-backed securities that have senior positions in the capital structure as another source of yield. The Portfolio also maintained exposure to select emerging market corporate and quasi-sovereign bonds in countries with better initial conditions and strong balance sheets, such as Brazil.

Mihir P. Worah

Managing Director

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PIMCO INFLATION PROTECTED BOND PORTFOLIO MANAGED BY

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC VS. BARCLAYS U.S. TIPS INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
PIMCO Inflation Protected Bond Portfolio
Class A	5.45	11.63	8.97	6.86
Class B	5.33	11.35	8.71	6.59
Class E	5.41	11.43	8.82	7.61
Barclays U.S. TIPS Index[1]	4.04	11.66	8.44	6.66

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A and Class B shares is 5/1/2003. Inception of Class E shares is 5/1/2006. Index returns are based on an inception date of 5/1/2003.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

%of Net Assets
U.S. Treasury Inflation Indexed Notes	53.7
U.S. Treasury Inflation Indexed Bonds	34.3
Australia Government Bond	2.1
Westpac Banking Corp.	1.5
Commonwealth Bank of Australia	1.2
SLM Student Loan Trust	1.0
Dexia Credit Local S.A.	1.0
Merrill Lynch & Co., Inc.	0.7
Intesa Sanpaolo S.p.A.	0.7
Nordea Bank AB	0.7

Top Sectors

% of Market Value of Total Investments
U.S. Treasury & Government Agencies	57.0
Cash & Cash Equivalents	25.0
Foreign Bonds & Debt Securities	8.8
Mortgage-Backed Securities	4.0
Asset-Backed Securities	2.3
Domestic Bonds & Debt Securities	2.3
Loan Participations	0.5

MIST-2

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Inflation Protected Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.56%	$1,000.00	$1,054.50	$2.86
	Hypothetical*	0.56%	$1,000.00	$1,022.08	$2.82

Class B	Actual	0.81%	$1,000.00	$1,053.30	$4.14
	Hypothetical*	0.81%	$1,000.00	$1,020.84	$4.07

Class E	Actual	0.71%	$1,000.00	$1,054.10	$3.63
	Hypothetical*	0.71%	$1,000.00	$1,021.33	$3.57

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—90.1% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—1.6%
Fannie Mae 15 Yr. Pool
4.500%, 04/01/23	1,129,530	$1,212,023
4.500%, 04/01/24	6,630,351	7,114,588
Fannie Mae 30 Yr. Pool
5.500%, 12/01/36	1,876,351	2,050,216
Fannie Mae ARM Pool
2.493%, 11/01/34 (a)	1,791,355	1,912,679
1.353%, 07/01/44 (a)	39,333	39,765
1.353%, 09/01/44 (a)	63,960	64,691
Fannie Mae REMICS
Series 2004-63 Class FA 0.395%, 08/25/34 (a)	204,154	200,267
Series 2006-5 Class 3A2 2.556%, 05/25/35 (a)	930,631	970,954
Series 2006-118 Class A2 0.309%, 12/25/36 (a)	143,823	137,491
Series 2007-65 Class KF 0.625%, 07/25/37 (a)	152,996	153,447
Series 2007-73 Class A1 0.305%, 07/25/37 (a)	1,483,368	1,426,330
Series 2011-3 Class FA 0.925%, 02/25/41 (a)	8,899,808	8,938,065
Fannie Mae Whole Loan
Series 2003-W8 Class 3F2 0.595%, 05/25/42 (a)	124,155	124,392
Freddie Mac ARM Non-Gold Pool
2.366%, 01/01/34 (a)	158,784	168,264
Freddie Mac REMICS
Series 2752 Class FM 0.592%, 12/15/30 (a)	36,568	36,578
Series 3172 Class FK 0.692%, 08/15/33 (a)	9,441,362	9,489,806
Series 3335 Class AF 0.392%, 10/15/20 (a)	1,292,061	1,291,772
Series 3346 Class FA 0.472%, 02/15/19 (a)	3,329,488	3,334,424
Freddie Mac Structured Pass-Through Securities
Series T-32 Class A1 0.505%, 08/25/31 (a)	85,003	82,811
Series T-62 Class 1A1 1.315%, 10/25/44 (a)	4,970,598	4,988,995
Series T-63 Class 1A1 1.353%, 02/25/45 (a)	1,487,106	1,442,180
Ginnie Mae
Series 2007-8 Class FA 0.544%, 03/20/37 (a)	10,518,632	10,519,891

		55,699,629

Federal Agencies—0.6%
Federal National Mortgage Association
1.250%, 03/14/14	10,700,000	10,867,541
2.700%, 03/28/22	11,600,000	11,666,468

		22,534,009

U.S. Treasury—87.9%
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/25	179,536,809	$236,890,381
2.000%, 01/15/26 (g)	98,751,576	126,270,875
2.375%, 01/15/27 (g)	122,572,035	164,782,779
1.750%, 01/15/28	155,052,804	194,651,895
3.625%, 04/15/28 (g)	73,391,932	113,407,709
2.500%, 01/15/29	58,074,410	80,737,019
3.875%, 04/15/29	134,682,372	218,080,256
2.125%, 02/15/40	25,332,958	36,051,966
2.125%, 02/15/41 (b)	40,443,655	57,872,363
0.750%, 02/15/42	16,952,198	17,846,155
U.S. Treasury Inflation Indexed Notes 1.875%, 07/15/13	6,388,362	6,546,078
2.000%, 01/15/14 (g)	218,005,691	226,487,421
1.250%, 04/15/14 (c)	67,166,073	69,385,710
2.000%, 07/15/14	105,689,126	112,055,205
1.625%, 01/15/15	82,406,814	87,621,600
0.500%, 04/15/15	16,242,480	16,874,410
1.875%, 07/15/15	8,870,850	9,652,594
2.000%, 01/15/16	35,003,526	38,749,988
0.125%, 04/15/16 (c)	137,476,732	143,179,817
2.500%, 07/15/16	3,075,813	3,523,008
2.375%, 01/15/17 (c) (g)	58,746,815	67,834,242
0.125%, 04/15/17 (c)	70,295,954	74,250,101
2.625%, 07/15/17 (g)	125,536,944	149,232,042
1.625%, 01/15/18	40,177,786	45,884,277
1.375%, 07/15/18	5,974,528	6,826,364
1.375%, 01/15/20 (b) (g)	128,243,640	149,263,541
1.250%, 07/15/20 (g)	171,913,674	199,822,827
1.125%, 01/15/21	41,752,490	48,100,163
0.625%, 07/15/21 (g)	308,930,317	344,360,917
0.125%, 01/15/22 (g)	143,447,350	151,908,448

		3,198,150,151

Total U.S. Treasury & Government Agencies (Cost $3,189,198,958)		3,276,383,789

Foreign Bonds & Debt Securities—13.9%

Capital Markets—0.2%
Banco Mercantil del Norte S.A. 4.375%, 07/19/15 (144A)	5,600,000	5,824,000
UBS AG Series BKNT 2.250%, 08/12/13	2,600,000	2,608,700

		8,432,700

Commercial Banks—8.2%
ANZ National International, Ltd. 0.907%, 08/19/14 (144A) (a)	5,000,000	5,022,765
Banco Bradesco S.A. of the Cayman Islands 2.566%, 05/16/14 (144A) (a)	16,200,000	16,187,429
Banco Santander Brazil S.A. 2.568%, 03/18/14 (144A) (a)	1,200,000	1,155,461
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	6,700,000	6,800,500

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
BPCE S.A. 2.375%, 10/04/13 (144A)	10,740,000	$10,570,147
Commonwealth Bank of Australia
0.889%, 07/12/13 (144A) (a)	29,700,000	29,821,384
0.968%, 06/25/14 (144A) (a)	7,900,000	7,971,353
0.748%, 09/17/14 (144A) (a)	7,500,000	7,535,333
Credit Agricole Home Loan SFH 1.216%, 07/21/14 (144A) (a)	2,000,000	1,955,956
Dexia Credit Local S.A. 0.867%, 03/05/13 (144A) (a)	4,800,000	4,654,678
0.946%, 04/29/14 (144A) (a)	32,400,000	30,394,277
ICICI Bank, Ltd. 2.217%, 02/24/14 (144A) (a)	4,500,000	4,364,964
ING Bank Australia, Ltd. Series TD 4.170%, 06/24/14 (AUD) (a)	800,000	824,789
ING Bank N.V. 1.868%, 06/09/14 (144A) (a)	3,200,000	3,158,512
Intesa Sanpaolo S.p.A. 2.867%, 02/24/14 (144A) (a)	27,700,000	26,023,125
National Australia Bank, Ltd. 0.969%, 07/08/14 (144A) (a)	15,500,000	15,642,275
NIBC Bank N.V. 2.800%, 12/02/14 (144A)	24,000,000	24,914,544
Nordea Bank AB 1.367%, 01/14/14 (144A) (a)	26,000,000	26,014,560
Royal Bank of Scotland plc (The) Series 1 2.887%, 08/23/13 (a)	17,500,000	17,593,362
Toronto-Dominion Bank (The) 1.625%, 09/14/16 (144A)	200,000	203,917
Turkiye Garanti Bankasi A.S. 2.966%, 04/20/16 (144A) (a)	1,800,000	1,669,500
Westpac Banking Corp. 0.658%, 12/14/12 (144A) (a)	43,500,000	43,521,097
3.585%, 08/14/14 (144A)	6,700,000	7,068,902
2.700%, 12/09/14 (144A)	4,900,000	5,091,776

		298,160,606

Consumer Finance—0.1%
Hyundai Capital Services, Inc. 4.375%, 07/27/16 (144A)	3,100,000	3,261,054
RCI Banque S.A. 2.339%, 04/11/14 (144A) (a)	1,600,000	1,555,850

		4,816,904

Diversified Financial Services—1.4%
Instituto de Credito Oficial 2.405%, 03/25/14 (EUR) (a)	20,800,000	25,181,729
Volkswagen International Finance N.V. 0.911%, 10/01/12 (144A) (a)	25,100,000	25,118,173

		50,299,902

Diversified Telecommunication Services—0.2%
TDC A.S. Series EMTN 3.500%, 02/23/15 (EUR)	600,000	$798,261
Telefonica Emisiones SAU 0.796%, 02/04/13 (a)	6,000,000	5,881,050

		6,679,311

Oil, Gas & Consumable Fuels—0.3%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700%, 08/07/13 (144A)	2,700,000	2,861,392
Petrobras International Finance Co. 3.875%, 01/27/16	5,500,000	5,705,920

		8,567,312

Sovereign—3.4%
Australia Government Bond Series 20CI 4.000%, 08/20/20 (AUD)	21,200,000	41,820,875
Series 25CI 3.000%, 09/20/25 (AUD)	19,500,000	27,552,352
Series 30CI 2.500%, 09/20/30 (AUD)	5,100,000	6,935,925
Canadian Government Bond 1.500%, 12/01/44 (CAD)	6,341,700	8,085,247
Series L256 4.250%, 12/01/21 (CAD)	7,941,888	11,050,699
New South Wales Treasury Corp. 2.500%, 11/20/35 (AUD)	2,500,000	2,996,065
Series CIB1 2.750%, 11/20/25 (AUD)	17,300,000	22,254,113
United Kingdom Gilt Inflation Linked Series 3 Month 0.375%, 03/22/62 (GBP)	1,901,893	3,372,429

		124,067,705

Thrifts & Mortgage Finance—0.1%
Achmea Hypotheekbank N.V. 3.200%, 11/03/14 (144A)	3,647,000	3,806,432

Total Foreign Bonds & Debt Securities (Cost $498,610,906)		504,830,872

Mortgage-Backed Securities—6.4%

Collateralized Mortgage Obligations—4.5%
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150%, 03/25/58 (144A) (a)	4,358,979	4,458,924
Arran Residential Mortgages Funding plc Series 2010-1A Class A1B 1.889%, 05/16/47 (144A) (EUR) (a)	335,782	425,588
Series 2011-1A Class A1B 1.886%, 11/19/47 (144A) (EUR) (a)	8,981,468	11,390,126
Banc of America Funding Corp. Series 2006-A Class 1A1 2.643%, 02/20/36 (a)	2,415,734	2,224,424

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500%, 09/25/33	105,021	$110,977
Series 2004-J Class 4A1 4.994%, 11/25/34 (a)	178,648	167,790
Series 2005-E Class 2A1 3.112%, 06/25/35 (a)	620,857	521,490
Series 2005-H Class 2A1 2.762%, 09/25/35 (a)	353,947	286,789
BCAP LLC Trust Series 2011-RR5 Class 12A1 5.530%, 03/26/37 (144A) (a)	2,700,000	2,106,000
Series 2011-RR5 Class 5A1 5.250%, 08/26/37 (144A)	10,300,000	10,094,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 21A1 2.926%, 01/25/35 (a)	3,988,206	3,806,914
Series 2005-1 Class 2A1 2.884%, 03/25/35 (a)	923,785	770,144
Series 2005-2 Class A1 2.570%, 03/25/35 (a)	1,952,162	1,912,953
Series 2005-2 Class A2 3.078%, 03/25/35 (a)	12,954	12,794
Series 2005-5 Class A1 2.220%, 08/25/35 (a)	279,057	272,604
Bear Stearns ALT-A Trust Series 2005-7 Class 22A1 2.879%, 09/25/35 (a)	2,413,122	1,662,257
Series 2006-8 Class 3A1 0.405%, 02/25/34 (a)	372,942	306,642
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.846%, 01/26/36 (a)	925,601	551,090
Chase Mortgage Finance Corp. Series 2007-A1 Class 5A1 2.989%, 02/25/37 (a)	340,524	320,635
Citigroup Mortgage Loan Trust, Inc. Series 2005-6 Class A1 2.230%, 09/25/35 (a)	442,279	413,908
Series 2005-6 Class A2 2.340%, 09/25/35 (a)	410,423	362,015
Series 2005-11 Class A1A 2.600%, 05/25/35 (a)	93,119	86,217
Series 2005-11 Class A2A 2.580%, 10/25/35 (a)	6,679,443	5,876,210
Countrywide Alternative Loan Trust Series 2005-11CB Class 2A6 5.500%, 06/25/35	1,200,000	984,995
Series 2005-61 Class 2A1 0.525%, 12/25/35 (a)	50,435	33,300
Series 2006-OA19 Class A1 0.424%, 02/20/47 (a)	1,716,829	846,414
Series 2007-OA4 Class A1 0.415%, 05/25/47 (a)	11,567,813	7,143,593
Series 2007-OA7 Class A1A 0.425%, 05/25/47 (a)	591,459	336,873

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-HYB3 Class 7A1 2.788%, 11/19/33 (a)	65,721	$64,885
Series 2004-12 Class 11A1 2.902%, 08/25/34 (a)	408,788	303,428
Series 2004-HYB7 Class 5A 4.866%, 11/20/34 (a)	955,555	853,011
Series 2005-3 Class 1A2 0.535%, 04/25/35 (a)	1,397,160	884,722
Series 2005-R2 Class 1AF1 0.585%, 06/25/35 (144A) (a)	285,599	244,312
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2006-AB4 Class A1B1 0.345%, 10/25/36 (a)	60,862	23,246
Series 2006-AB4 Class A6A1 5.869%, 10/25/36	1,077,330	628,542
Series 2006-AB4 Class A6A2 5.886%, 10/25/36	1,077,330	629,291
Deutsche Mortgage Securities, Inc. Series 2010-RS2 Class A1 1.489%, 06/28/47 (144A) (a)	436,540	433,657
First Horizon Alternative Mortgage Securities Series 2004-AA1 Class A1 2.593%, 06/25/34 (a)	494,108	440,076
Fosse Master Issuer plc Series 2011-1A Class A2 1.866%, 10/18/54 (144A) (a)	8,900,000	8,948,852
Granite Mortgages plc Series 2004-3 Class 3A2 1.298%, 09/20/44 (GBP) (a)	1,240,929	1,870,311
Greenpoint Mortgage Funding Trust Series 2005-AR1 Class A2 0.465%, 06/25/45 (a)	575,703	374,858
Series 2005-AR5 Class 1A1 0.515%, 11/25/45 (a)	249,795	147,125
Series 2006-AR6 Class A1A 0.325%, 10/25/46 (a)	10,598	10,485
GSR Mortgage Loan Trust Series 2005-AR1 Class 1A1 2.858%, 01/25/35 (a)	694,894	623,193
Series 2005-AR3 Class 6A1 3.011%, 05/25/35 (a)	1,168,074	955,989
Series 2005-AR6 Class 2A1 2.651%, 09/25/35 (a)	907,996	887,820
Series 2005-AR7 Class 5A1 5.159%, 11/25/35 (a)	2,062,072	1,707,653
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.463%, 05/19/35 (a)	148,473	93,588
Series 2005-13 Class 2A11 0.523%, 02/19/36 (a)	291,507	160,023
Holmes Master Issuer plc Series 2011-1A Class A3 2.107%, 10/15/54 (144A) (EUR) (a)	15,300,000	19,478,930

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 2A1 5.072%, 11/25/35 (a)	1,976,861	$1,539,836
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.005%, 02/25/35 (a)	1,515,820	1,521,240
Series 2005-A3 Class 2A1 5.135%, 06/25/35 (a)	3,336,814	3,362,988
Series 2005-A6 Class 2A1 2.773%, 08/25/35 (a)	805,186	725,904
Series 2005-A6 Class 4A1 5.318%, 09/25/35 (a)	334,133	293,427
Series 2005-A6 Class 7A1 2.721%, 08/25/35 (a)	1,058,503	814,248
Series 2007-A1 Class 1A1 2.880%, 07/25/35 (a)	646,873	621,792
Series 2007-A1 Class 3A3 3.055%, 07/25/35 (a)	613,350	590,110
Series 2008-R2 Class 1A1 3.164%, 07/27/37 (144A) (a)	1,670,435	1,250,844
Master Adjustable Rate Mortgages Trust Series 2003-6 Class 2A1 2.687%, 12/25/33 (a)	399,992	381,983
Series 2004-13 Class 3A7 2.656%, 11/21/34 (a)	600,000	595,831
Mellon Residential Funding Corp. Series 2000-TBC3 Class A1 0.682%, 12/15/30 (a)	89,168	84,799
Series 2001-TBC1 Class A1 0.942%, 11/15/31 (a)	669,660	653,684
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9 Class 5A1 5.147%, 12/25/35 (a)	700,043	629,495
MLCC Mortgage Investors, Inc. Series 2005-2 Class 1A 1.986%, 10/25/35 (a)	2,171,599	2,001,807
Series 2005-2 Class 3A 1.239%, 10/25/35 (a)	461,429	402,503
Series 2005-3 Class 4A 0.495%, 11/25/35 (a)	297,684	249,028
National Credit Union Administration Guaranteed Notes Series 2010-R1 Class 1A 0.691%, 10/07/20 (a)	4,826,751	4,836,549
Series 2010-R3 Class 2A 0.800%, 12/08/20 (a)	6,402,813	6,429,833
Permanent Master Issuer plc Series 2011-1A Class 1A3 2.057%, 07/15/42 (144A) (EUR) (a)	1,500,000	1,909,302
RBSSP Resecuritization Trust Series 2010-1 Class 2A1 2.474%, 07/26/45 (144A) (a)	12,716,215	12,486,688
Residential Accredit Loans, Inc. Series 2005-QO1 Class A1 0.545%, 08/25/35 (a)	237,898	141,677

Collateralized Mortgage Obligations—(Continued)
Series 2005-QO2 Class A1 1.507%, 09/25/45 (a)	252,589	$137,172
Securitized Asset Sales, Inc. Series 1993-6 Class A5 0.771%, 11/26/23 (a)	4,628	4,666
Sequoia Mortgage Trust Series 5 Class A 0.593%, 10/19/26 (a)	156,868	144,003
Series 2007-3 Class 1A1 0.444%, 07/20/36 (a)	2,584,652	2,103,952
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1 Class 4A2 2.740%, 02/25/34 (a)	334,663	325,703
Series 2004-18 Class 5A 5.500%, 12/25/34 (a)	1,347,038	1,299,524
Series 2004-19 Class 2A1 1.547%, 01/25/35 (a)	189,034	111,413
Structured Asset Mortgage Investments, Inc. Series 2004-AR5 Class 1A1 0.903%, 10/19/34 (a)	170,718	152,088
Series 2005-AR5 Class A1 0.493%, 07/19/35 (a)	340,796	260,371
Series 2006-AR4 Class 2A1 0.435%, 06/25/36 (a)	150,705	94,194
Series 2006-AR5 Class 1A1 0.455%, 05/25/46 (a)	70,393	32,670
Structured Asset Securities Corp. Series 2006-11 Class A1 2.797%, 10/25/35 (144A) (a)	268,793	213,237
SWAN Environment Pvt., Ltd. Series 2010-1 Class A 4.880%, 04/25/41 (AUD) (a)	514,693	520,228
TBW Mortgage Backed Pass-Through Certificates Series 2007-2 Class A6A 6.015%, 07/25/37	450,000	275,159
Thornburg Mortgage Securities Trust Series 2007-4 Class 3A1 6.147%, 09/25/37 (a)	3,939,028	3,961,916
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Class 1A 1.347%, 11/25/42 (a)	37,538	32,456
Series 2005-AR10 Class 3A1 5.505%, 08/25/35 (a)	489,961	447,185
Series 2005-AR13 Class A1A1 0.535%, 10/25/45 (a)	1,710,964	1,378,859
Series 2005-AR14 Class 2A1 5.057%, 12/25/35 (a)	404,597	354,522
Series 2005-AR15 Class A1A1 0.505%, 11/25/45 (a)	271,836	216,408
Series 2006-AR15 Class 2A 2.640%, 11/25/46 (a)	376,824	282,735
Series 2006-AR17 Class 1A1A 0.968%, 12/25/46 (a)	156,895	113,063
Series 2006-AR3 Class A1A 1.147%, 02/25/46 (a)	266,909	206,833

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2006-AR7 Class 3A 2.640%, 07/25/46 (a)	1,071,064	$834,520
Series 2006-AR9 Class 1A 1.158%, 08/25/46 (a)	11,747,251	7,563,955
Series 2007-OA4 Class 1A 0.928%, 05/25/47 (a)	675,794	439,729
Wells Fargo Mortgage Backed Securities Trust Series 2004-S Class A1 2.650%, 09/25/34 (a)	927,618	936,157
Series 2004-W Class A1 2.607%, 11/25/34 (a)	431,952	422,506
Series 2005-AR16 Class 6A3 2.661%, 10/25/35 (a)	39,776	37,541
Series 2006-AR4 Class 2A4 5.610%, 04/25/36 (a)	932,892	885,626
Series 2006-AR6 Class 3A1 2.668%, 03/25/36 (a)	281,165	238,955
Series 2006-AR8 Class 2A1 2.659%, 04/25/36 (a)	1,749,887	1,452,617

		164,253,194

Commercial Mortgage-Backed Securities—1.9%
Banc of America Large Loan, Inc. Series 2007-BMB1 Class A1 0.752%, 08/15/29 (144A) (a)	519,216	500,302
Series 2009-UB1 Class A4A 5.692%, 06/24/50 (144A) (a)	1,700,000	1,902,774
Series 2010-HLTN Class HLTN 1.992%, 11/15/15 (144A) (a)	21,782,021	20,650,456
Series 2010-UB5 Class A4A 5.667%, 02/17/51 (144A) (a)	1,000,000	1,108,863
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-3 Class A2 5.805%, 06/10/49 (a)	163,485	164,370
Series 2007-3 Class A2FL 0.411%, 06/10/49 (144A) (a)	163,485	163,310
Series 2007-3 Class A4 5.805%, 06/10/49 (a)	1,100,000	1,248,371
Series 2007-4 Class A4 5.917%, 02/10/51 (a)	1,100,000	1,273,038
Commercial Mortgage Pass Through Certificates Series 2010-C1 Class A1 3.156%, 07/10/46 (144A)	2,414,675	2,537,176
Credit Suisse Mortgage Capital Certificates Series 2009-RR1 Class A3A 5.383%, 02/15/40 (144A)	1,600,000	1,759,078
Series 2010-RR4 Class 2A 5.467%, 09/18/39 (144A) (a)	2,000,000	2,203,965
Eclipse, Ltd. Series 2007-1X Class A 1.183%, 01/25/20 (GBP) (a)	2,241,179	2,965,971
GS Mortgage Securities Corp. II Series 2007-EOP Class A2 1.260%, 03/06/20 (144A) (a)	3,600,000	3,553,085

Commercial Mortgage-Backed Securities—(Continued)
Series 2010-C1 Class A2 4.592%, 08/10/43 (144A)	25,000	$27,979
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4 5.794%, 02/12/51 (a)	1,500,000	1,743,836
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 Class A4 5.700%, 09/12/49	5,400,000	5,950,984
RBSCF Trust Series 2010-RR4 Class CMLA 6.203%, 12/16/49 (144A) (a)	2,600,000	2,965,647
Vornado DP LLC Series 2010-VNO Class A2FX 4.004%, 09/13/28 (144A)	7,000,000	7,676,291
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class A4 5.088%, 08/15/41 (a)	1,500,000	1,604,543
Series 2006-WL7A Class A1 0.332%, 09/15/21 (144A) (a)	4,651,994	4,508,799
Series 2007-WHL8 Class A1
0.322%, 06/15/20 (144A) (a)	2,792,177	2,601,244

		67,110,082

Total Mortgage-Backed Securities (Cost $235,594,635)		231,363,276

Asset-Backed Securities—3.7%

Asset-Backed - Automobile—0.0%
Magnolia Funding, Ltd.
Series 2010-1A Class A1 3.000%, 04/20/17 (144A) (EUR) (d)	690,557	876,160

Asset-Backed - Credit Card—0.2%
Citibank Omni Master Trust
Series 2009-A14A Class A14 2.992%, 08/15/18 (144A) (a)	7,100,000	7,459,423

Asset-Backed - Home Equity—0.2%
Asset Backed Funding Certificates
Series 2004-OPT5 Class A1 0.595%, 06/25/34 (a)	765,053	572,058
Bear Stearns Asset Backed Securities Trust
Series 2002-2 Class A1 0.905%, 10/25/32 (a)	20,786	17,959
Series 2006-HE9 Class 1A1 0.295%, 11/25/36 (a)	1,497	1,486
Series 2007-HE7 Class 1A1 1.245%, 10/25/37 (a)	3,428,906	2,172,915
First NLC Trust
Series 2007-1 Class A1 0.315%, 08/25/37 (144A) (a)	1,660,035	494,728

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed - Home Equity—(Continued)
HSBC Home Equity Loan Trust
Series 2006-2 Class A1 0.394%, 03/20/36 (a)	2,229,901	$2,104,222
HSI Asset Securitization Corp. Trust
Series 2006-HE1 Class 2A1 0.295%, 10/25/36 (a)	10,168	3,616
Soundview Home Equity Loan Trust
Series 2006-NLC1 Class A1 0.305%, 11/25/36 (144A) (a)	66,178	18,154

		5,385,138

Asset-Backed - Other—2.1%
Alzette European CLO S.A.
Series 2004-1A Class A2 0.788%, 12/15/20 (144A) (a)	736,138	724,050
American Money Management Corp.
Series 2006-6A Class A1A 0.692%, 05/03/18 (144A) (a)	373,999	368,369
Aquilae CLO plc
Series 2006-1X Class A 1.754%, 01/17/23 (EUR) (a)	3,596,683	4,228,338
ARES CLO, Ltd.
Series 2006-6RA Class A1B 0.695%, 03/12/18 (144A) (a)	2,183,185	2,158,652
Babson CLO, Ltd. Series 2004-2A Class A2A 0.787%, 11/15/16 (144A) (a)	974,015	963,200
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.565%, 10/25/35 (a)	224,795	217,594
Conseco Finance Securitizations Corp. Series 2002-1 Class A 6.681%, 12/01/33 (a)	4,699,564	4,933,894
Countrywide Asset-Backed Certificates Series 2005-13 Class 3AV3 0.495%, 04/25/36 (a)	334,030	305,676
Series 2006-4 Class 2A2 0.425%, 07/25/36 (a)	5,012,097	4,251,391
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB6 Class A1 0.365%, 07/25/37 (144A) (a)	224,876	178,943
CSAB Mortgage Backed Trust Series 2006-2 Class A6A 5.720%, 09/25/36	1,171,457	804,568
Cumberland CLO, Ltd. Series 2005-2A Class A 0.716%, 11/10/19 (144A) (a)	3,048,162	2,995,164
Duane Street CLO Series 2005-1A Class A2 0.716%, 11/08/17 (144A) (a)	1,170,355	1,151,024
Equity One ABS, Inc. Series 2004-1 Class AV2 0.545%, 04/25/34 (a)	117,963	84,179

Asset-Backed - Other—(Continued)
First CLO, Ltd. Series 2004-2X1 Class A2 0.778%, 12/14/16 (a)	414,538	$411,920
Gallatin Funding, Ltd. Series 2005-1A Class A1L 0.717%, 08/15/17 (144A) (a)	668,922	656,125
Harbourmaster CLO, Ltd. Series 5X Class A1 0.922%, 06/15/20 (EUR) (a)	537,137	656,758
Harvest CLO S.A. Series IX Class A1 1.587%, 03/29/17 (EUR) (a)	265,389	330,595
Hillmark Funding Series 2006-1A Class A1 0.717%, 05/21/21 (144A) (a)	15,600,000	14,734,621
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1 Class AV1 0.305%, 03/25/47 (a)	549,717	463,884
Katonah, Ltd. Series 6A Class A1A 0.788%, 09/20/16 (144A) (a)	2,452,843	2,419,891
Landmark CDO, Ltd. Series 2005-1A Class A1L 0.767%, 06/01/17 (144A) (a)	4,061,139	3,998,037
Magi Funding plc Series I-A Class A 1.314%, 04/11/21 (144A) (EUR) (a)	2,509,607	2,992,829
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.295%, 11/25/36 (a)	912	298
Nautique Funding, Ltd. Series 2006-1A Class A1A 0.717%, 04/15/20 (144A) (a)	962,297	918,360
Navigare Funding CLO, Ltd. Series 2006-1A Class A 0.727%, 05/20/19 (144A) (a)	429,169	419,720
NYLIM Flatiron CLO, Ltd. Series 2006-1A Class A2A 0.686%, 08/08/20 (144A) (a)	600,000	574,659
Pacifica CDO, Ltd. Series 2004-4X Class A1L 0.817%, 02/15/17 (a)	3,446,500	3,415,523
Park Place Securities, Inc. Series 2004-WWF1 Class M2 0.925%, 12/25/34 (a)	3,214,742	3,156,753
Series 2005-WCW1 Class A1B 0.505%, 09/25/35 (a)	30,826	28,830
Penta CLO S.A. Series 2007-1X Class A1 1.166%, 06/04/24 (EUR) (a)	4,357,383	5,018,649
Small Business Administration Participation Certificates Series 2007-20K Class 1 5.510%, 11/01/27	4,746,912	5,439,584

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. Series 2005-7XS Class 2A1A 1.745%, 04/25/35 (a)	662,788	$566,584
Series 2007-BC3 Class 2A2 0.385%, 05/25/47 (a)	3,200,000	2,266,474
Symphony CLO, Ltd. Series 2007-3A Class A1A 0.707%, 05/15/19 (144A) (a)	3,500,000	3,398,334
Tobacco Settlement Financing Corp. Series 2002-A Class A 6.000%, 06/01/23	385,000	385,558
Wind River CLO, Ltd. Series 2004-1A Class A1 0.798%, 12/19/16 (144A) (a)	524,175	510,677
Wood Street CLO B.V. Series II-A Class A1 1.347%, 03/29/21 (144A) (EUR) (a)	679,928	827,874

		76,957,579

Asset-Backed - Student Loan—1.2%
College Loan Corp. Trust Series 2007-2 Class A1 0.716%, 01/25/24 (a)	900,000	871,804
Illinois Student Assistance Commission Series 2010-1 Class A1 0.946%, 04/25/17 (a)	663,290	664,019
Nelnet Student Loan Trust Series 2008-4 Class A2 1.166%, 07/25/18 (a)	1,039,709	1,044,107
North Carolina State Education Assistance Authority Series 2011-2 Class A1 0.916%, 10/26/20 (a)	3,835,508	3,832,631
SLM Student Loan Trust Series 2004-5X Class A5 0.981%, 10/25/23 (EUR) (a)	4,100,000	4,792,557
Series 2005-8 Class A2 0.556%, 07/25/22 (a)	570,388	569,369
Series 2007-3 Class A2 0.476%, 10/25/17 (a)	923,399	921,202
Series 2008-7 Class A2 0.966%, 10/25/17 (a)	761,636	764,058
Series 2008-9 Class A 1.966%, 04/25/23 (a)	23,039,190	23,815,957
Series 2009-CT Class 1A 2.350%, 04/15/39 (144A) (a)	4,176,442	4,208,070
Series 2010-C Class A1 1.892%, 12/15/17 (144A) (a)	1,908,060	1,912,809

		43,396,583

Total Asset-Backed Securities (Cost $134,952,340)		134,074,883

Domestic Bonds & Debt Securities—3.7%
Security Description	Par Amount†	Value

Capital Markets—1.4%
Merrill Lynch & Co., Inc. Series EMTN 1.403%, 09/27/12 (EUR) (a)	3,000,000	$3,792,868
Series MTN 6.050%, 08/15/12	22,200,000	22,322,744
Morgan Stanley Series GMTN 2.967%, 05/14/13 (a)	14,800,000	14,783,483
0.769%, 01/09/14 (a)	8,925,000	8,491,272

		49,390,367

Commercial Banks—0.3%
HSBC Finance Corp. 0.816%, 07/19/12 (a)	3,932,000	3,933,034
0.717%, 01/15/14 (a)	3,800,000	3,759,450
Series EMTN 1.020%, 04/05/13 (EUR) (a)	1,100,000	1,386,938
Wachovia Bank N.A. Series BNKT 0.846%, 11/03/14 (a)	1,325,000	1,294,710

		10,374,132

Computers & Peripherals—0.1%
Lexmark International, Inc. 5.900%, 06/01/13	5,000,000	5,170,305

Consumer Finance—0.5%
Ally Financial, Inc. 3.667%, 02/11/14 (a)	17,600,000	17,560,224
3.868%, 06/20/14 (a)	1,300,000	1,294,124

		18,854,348

Diversified Financial Services—0.4%
Citigroup, Inc. 5.300%, 10/17/12	11,000,000	11,138,028
International Lease Finance Corp. 5.750%, 05/15/16	4,400,000	4,467,989

		15,606,017

Household Durables—0.3%
Black & Decker Corp. 8.950%, 04/15/14	2,000,000	2,258,788
D.R. Horton, Inc. 5.250%, 02/15/15	7,500,000	7,837,500

		10,096,288

Insurance—0.1%
American International Group, Inc. 8.175%, 05/15/58 (a)	2,700,000	2,943,000

Media—0.2%
DISH DBS Corp. 7.000%, 10/01/13	6,200,000	6,541,000

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par/Principal Amount†	Value

Oil, Gas & Consumable Fuels—0.4%
EOG Resources, Inc. 1.216%, 02/03/14 (a)	14,600,000	$14,729,502

Total Domestic Bonds & Debt Securities (Cost $134,395,438)		133,704,959

Loan Participations—0.8%

Consumer Finance—0.4%
Springleaf Finance Corp. Term Loan 5.500%, 05/10/17 (a)	16,200,000	15,300,333

Diversified Telecommunication Services—0.0%
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18 (a)	495,000	495,463

Health Care Providers & Services—0.2%
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18 (a)	7,208,750	7,091,608

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. Term Loan 4.000%, 07/02/18 (a)	7,920,000	7,879,291

Total Loan Participations (Cost $31,703,662)		30,766,695

Purchased Options—0.1%

Call Options Purchased—0.1%
OTC 3-Month vs 30-Year Forward Volatility Agreement 0.010%, 12/10/12 (d) (e)	13,000,000	1,012,496
OTC 3-Month vs 30-Year Forward Volatility Agreement 0.010%, 09/19/12 (d) (e)	11,000,000	895,383

Total Call Options Purchased (Cost $2,066,520)		1,907,879

Security Description	Shares/Par Amount†	Value

Put Options Purchased—0.0%
OTC - 30 Year Interest Rate Swap 3.875%, 04/14/14 (Cost $1,032,255)	20,300,000	$575,014

Total Purchased Options (Cost $3,098,775)		2,482,893

Convertible Preferred Stock—0.0%

Commercial Banks—0.0%
Wells Fargo & Co. Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,012,500

Municipals—0.0%
Tobacco Settlement Financing Corp. Series A 7.467%, 06/01/47 (Cost $1,055,515)	1,110,000	836,929

Short-Term Investments—39.5%

Discount Notes—0.5%
Federal Home Loan Bank Discount Notes 0.158%, 12/05/12 (f)	8,600,000	8,594,093
Freddie Mac Discount Notes 0.130%, 11/01/12 (f)	3,800,000	3,798,312
0.160%, 01/03/13 (f)	7,000,000	6,994,213

		19,386,618

Foreign Government—4.0%
Japan Treasury Bills 0.098%, 08/13/12 (JPY) (f)	790,000,000	9,881,963
0.099%, 07/30/12 (JPY) (f)	10,810,000,000	135,225,141

		145,107,104

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreements—34.8%

Barclays Capital plc Repurchase Agreement dated 06/29/12 at 0.180% to be repurchased at $825,028,875 on 07/06/12 collateralized by $47,999,000 U.S. Treasury Inflation Protected Bond at 2.500% due 07/15/16 with a value of $63,272,870, by $110,884,000 U.S. Treasury Infation Protected Bond at 1.625% due 01/15/15 with a value of $143,082,057, by $14,901,000 U.S. Treasury Inflation Protected Bond at 1.875% due 07/15/15 with a value of $19,329,271, by $47,289,000 U.S. Treasury Inflation Protected Bond at 2.000% due 01/15/16 with a value of $61,252,142, by $2,201,000 U.S. Treasury Inflation Protected Bond at 2.375% due 01/15/17 with a value of $2,926,833, by $50,401,000 U.S. Treasury Inflation Protected Bond at 1.625% due 01/15/18 with a value of $63,778,237, by $51,601,000 U.S. Treasury Inflation Protected Bond at 1.250% due 04/15/14 with a value of by $58,103,494, by $28,816,000 U.S. Treasury Inflation Protected Bond at 1.875% due 07/15/19 with a value of $37,631,627, by $197,801,000 U.S. Treasury Inflation Protected Bond at 1.375% due 01/15/20 with a value of $247,391,963, by $24,001,000 U.S. Treasury Inflation Protected Bond at 0.500% due 04/15/15 with a value of $26,498,113, by $25,401,000 U.S. Treasury Inflation Protected Bond at 1.250% due 07/15/20 with a value of $31,473,602, by $22,351,000 U.S. Treasury Inflation Protected Bond at 1.125% due 01/15/21 with a value of $27,359,622, by $50,091,000 U.S. Treasury Inflation Protected Bond at 0.125% due 04/15/16 with a value of $54,398,646, and by $5,528,000 U.S. Treasury Inflation Protected Bond at 0.625% due 07/15/21 with a value of $6,341,023.

	825,000,000	$825,000,000
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 06/29/12 at 0.180% to be repurchased at $375,705,636 on 07/02/12 collateralized by $385,085,000 U.S. Treasury Note at 0.375% due 06/15/15 with a value of $384,959,729.	375,700,000	375,700,000

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc. Repurchase Agreement dated 06/29/12 at 0.200% to be repurchased at $48,000,800 on 07/02/12 collateralized by $32,935,000 U.S. Treasury Note at 1.125% due 12/15/12 with a value of $33,094,550, by $10,223,900 U.S. Treasury Note at 0.250% due 09/15/14 with a value of $10,214,489, and by $5,727,000 U.S. Treasury Note at 0.250% due 04/30/14 with a value of $5,723,965.	48,000,000	$48,000,000
Morgan Stanley & Co., Inc. Repurchase Agreement dated 06/29/12 at 0.200% to be repurchased at $11,000,183 on 07/02/12 collateralized by $5,508,400 U.S. Treasury Note at 1.000% due 08/31/2016 with a value of $5,624,200, and by $4,255,000 U.S. Treasury Bond at 4.250% due 11/15/40 with a value of $5,693,895.	11,000,000	11,000,000
Morgan Stanley & Co., Inc. Repurchase Agreement dated 06/29/12 at 0.210% to be repurchased at $5,500,096 on 07/02/12 collateralized by $5,614,000 Federal Farm Credit Bank at 0.300% due 12/11/14 with a value of $5,611,979.	5,500,000	5,500,000

		1,265,200,000

U.S. Treasury—0.2%
U.S. Treasury Bills 0.104%, 08/30/12 (f)	23,000	22,996
0.137%, 09/20/12 (c) (f)	13,000	12,996
0.144%, 02/07/13 (c) (f)	913,000	912,191
0.079%, 08/02/12 (c) (f)	341,000	340,976
0.163%, 04/04/13 (f)	1,281,000	1,279,398
0.166%, 05/02/13 (c) (f)	3,260,000	3,255,427
0.172%, 05/30/13 (c) (f)	280,000	279,554

		6,103,538

Total Short-Term Investments (Cost $1,433,667,270)		1,435,797,260

Total Investments—158.2% (Cost $5,663,177,499)		5,751,254,056
Other assets and liabilities (net)—(58.2)%		(2,115,332,247)

Net Assets—100.0%		$3,635,921,809

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $5,663,177,499. The aggregate unrealized appreciation and depreciation of investments were $134,118,719 and $(46,042,162), respectively, resulting in net unrealized appreciation of $88,076,557 for federal income tax purposes.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. At the period end, the value of the securities pledged amounted to $928,159.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of June 30, 2012, the market value of securities pledged was $13,403,855.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 0.08% of net assets.
(e)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(f)	Zero coupon bond—Interest rate represents current yield to maturity.
(g)	All or a portion of this security has been purchased in a Treasury Roll transaction (See Note 2 of the Notes to Financial Statements).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $502,728,658, which is 13.8% of net assets.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(GMTN)—	Global Medium-Term Note
(JPY)—	Japanese Yen
(MTN)—	Medium-Term Note

Forward Sales Commitments

Securities Sold Short	Counterparty	Par Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	JPMorgan Chase Bank, N.A.	(5,000,000)	5.500%	TBA	$(5,445,313)	$(5,454,689)

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,276,383,789	$—	$3,276,383,789
Total Foreign Bonds & Debt Securities*	—	504,830,872	—	504,830,872
Total Mortgage-Backed Securities*	—	231,363,276	—	231,363,276
Asset-Backed Securities
Asset-Backed - Automobile	—	—	876,160	876,160
Asset-Backed - Credit Card	—	7,459,423	—	7,459,423
Asset-Backed - Home Equity	—	5,385,138	—	5,385,138
Asset-Backed - Other	—	76,957,579	—	76,957,579
Asset-Backed - Student Loan	—	43,396,583	—	43,396,583
Total Asset-Backed Securities	—	133,198,723	876,160	134,074,883
Total Domestic Bonds & Debt Securities*	—	133,704,959	—	133,704,959
Total Loan Participations*	—	30,766,695	—	30,766,695
Purchased Options
Call Options Purchased	—	—	1,907,879	1,907,879
Put Options Purchased	—	575,014	—	575,014
Total Purchased Options	—	575,014	1,907,879	2,482,893
Total Convertible Preferred Stock*	1,012,500	—	—	1,012,500
Total Municipals	—	836,929	—	836,929
Short-Term Investments
Discount Notes	—	19,386,618	—	19,386,618
Foreign Government	—	145,107,104	—	145,107,104
Repurchase Agreements	—	1,265,200,000	—	1,265,200,000
U.S. Treasury	—	6,103,538	—	6,103,538
Total Short-Term Investments	—	1,435,797,260	—	1,435,797,260
Total Investments	$1,012,500	$5,747,457,517	$2,784,039	$5,751,254,056

Forward Sales Commitments	$—	$(5,454,689)	$—	$(5,454,689)
Borrowings	$—	$(2,063,360,668)	$—	$(2,063,360,668)
Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$6,176,307	$—	$6,176,307
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(12,703,037)	—	(12,703,037)
Total Forward Contracts	$—	$(6,526,730)	$—	$(6,526,730)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$1,175,622	$—	$—	$1,175,622
Total Futures Contracts	$1,175,622	$—	$—	$1,175,622

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options**
Inflation Floor	$—	$(116,784)	$—	$(116,784)
Interest Rate Swaptions	—	(6,015,663)	—	(6,015,663)
Total Written Options	$—	$(6,132,447)	$—	$(6,132,447)
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$9,211,391	$—	$9,211,391
Swap Contracts at Value (Liabilities)	—	(696,060)	—	(696,060)
Total Swap Contracts	$—	$8,515,331	$—	$8,515,331

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options and swap contracts are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Depreciation from investments still held at June 30, 2012
Domestic Bonds & Debt Securities
Diversified Financial Services	$1,538,927	$(15,862)	$10,722	$(21,720)	$—	$(1,512,067)	$—	$—	$—
Asset-Backed Securities
Asset-Backed - Automobile	1,277,637	—	(11,757)	(19)	—	(389,701)	—	876,160	(14,995)
Asset-Backed - Other	881,401	—	—	—	—	—	(881,401)	—	—
Call Options Purchased	—	—	—	(158,641)	2,066,520	—	—	1,907,879	(158,641)

Total	$3,697,965	$(15,862)	$(1,035)	$(180,380)	$2,066,520	$(1,901,768)	$(881,401)	$2,784,039	$(173,636)

Asset-Backed Securities in the amount of $881,401 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices, that are based on market activity for significant observables.

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)		$4,486,054,056
Repurchase Agreement		1,265,200,000
Cash		902,838
Receivable for investments sold (b)		18,212,147
Receivable for shares sold		482,005
Interest receivable		20,329,912
Net variation margin on futures contracts		85,858
Swap interest receivable		60,336
Swaps at market value (c)		9,211,391
Unrealized appreciation on forward foreign currency exchange contracts		6,176,307
Miscellaneous assets		265,786

Total Assets		5,806,980,636

Liabilities
Due to bank cash denominated in foreign currencies (d)	$8,505,776
Payables for:
Investments purchased	53,114,766
Borrowings	2,063,360,668
Shares redeemed	1,642,204
Cash collateral (e)	17,245,000
Forward sales commitments, at value	5,454,689
Outstanding written options (f)	6,132,447
Swaps at market value (g)	696,060
Unrealized depreciation on forward foreign currency exchange contracts	12,703,037
Swap interest	35,492
Accrued expenses:
Management fees	1,405,934
Distribution and service fees—Class B	397,404
Distribution and service fees—Class E	8,236
Administration fees	10,497
Custodian and accounting fees	174,031
Deferred trustees’ fees	29,886
Other expenses	142,700

Total Liabilities		2,171,058,827

Net Assets		$3,635,921,809

Net assets represented by
Paid in surplus		$3,485,590,251
Accumulated net realized gain		25,583,601
Unrealized depreciation on investments, written options contracts, futures contracts, swap contracts and foreign currency transactions		83,826,465
Undistributed net investment income		40,921,492

Net Assets		$3,635,921,809

Net Assets
Class A		$1,654,006,320
Class B		1,915,323,617
Class E		66,591,872
Capital Shares Outstanding*
Class A		145,004,407
Class B		168,786,952
Class E		5,862,327
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$11.41
Class B		11.35
Class E		11.36

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $4,397,977,499.
(b)	Includes $5,445,313 related to proceeds from TBA Sale Commitments.
(c)	Net premium paid on swaps was $7,234,459.
(d)	Identified cost of cash denominated in foreign currencies was $(8,450,085).
(e)	Includes collateral of $15,375,000 for swaps and $1,870,000 for reverse mortgage dollar rolls.
(f)	Net Premiums received on written options were $6,346,020.
(g)	Net Premium received on swaps was $440,908.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$33,750
Interest		57,301,413

Total investment income		57,335,163
Expenses
Management fees	$8,325,339
Administration fees	50,696
Custodian and accounting fees	315,173
Distribution and service fees—Class B	2,343,148
Distribution and service fees—Class E	48,351
Interest expense	1,114,739
Audit and tax services	78,250
Legal	18,457
Trustees’ fees and expenses	18,094
Shareholder reporting	124,298
Insurance	8,217
Miscellaneous	7,388

Total expenses	12,452,150

Net Investment Income		44,883,013

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Option Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain on:
Investments		36,315,818
Futures contracts		5,318,189
Written options contracts		1,495,647
Swap contracts		1,450,177
Foreign currency transactions		975,241

Net realized gain on investments, futures contracts, written option contracts, swap contracts and foreign currency transactions		45,555,072

Net change in unrealized appreciation (depreciation) on:
Investments		105,040,108
Futures contracts		(3,853,438)
Written options contracts		(820,774)
Swap contracts		7,767,856
Foreign currency transactions		(10,561,780)

Net change in unrealized appreciation on investments, futures contracts, written option contracts, swap contracts and foreign currency transactions		97,571,972

Net realized and unrealized gain on investments, futures contracts, written option contracts, swap contracts and foreign currency transactions		143,127,044

Net Increase in Net Assets From Operations		$188,010,057

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$44,883,013	$62,505,633
Net realized gain on investments, futures contracts, written option transactions, swap contracts and foreign currency transactions	45,555,072	280,537,344
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written option transactions, swap contracts and foreign currency transactions	97,571,972	(757,275)

Net increase in net assets resulting from operations	188,010,057	342,285,702

Distributions to Shareholders
From net investment income
Class A	(53,342,842)	(24,956,696)
Class B	(58,088,625)	(26,951,824)
Class E	(2,029,280)	(908,972)
From net realized capital gains
Class A	(97,891,576)	(64,106,474)
Class B	(114,231,139)	(76,807,887)
Class E	(3,877,625)	(2,535,191)

Net decrease in net assets resulting from distributions	(329,461,087)	(196,267,044)

Net increase in net assets from capital share transactions	352,931,172	560,559,229

Net Increase in net assets	211,480,142	706,577,887

Net Assets
Net assets at beginning of period	3,424,441,667	2,717,863,780

Net assets at end of period	$3,635,921,809	$3,424,441,667

Undistributed net investment income at end of period	$40,921,492	$109,499,226

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	7,453,596	$88,570,174	46,050,628	$521,634,023
Reinvestments	13,539,339	151,234,418	8,045,454	89,063,170
Redemptions	(8,386,119)	(97,750,878)	(33,069,605)	(378,653,706)

Net increase	12,606,816	$142,053,714	21,026,477	$232,043,487

Class B
Sales	14,059,342	$166,767,083	39,534,661	$452,966,504
Reinvestments	15,496,382	172,319,764	9,407,045	103,759,711
Redemptions	(11,668,367)	(135,470,864)	(20,333,577)	(234,861,349)

Net increase	17,887,357	$203,615,983	28,608,129	$321,864,866

Class E
Sales	579,495	$6,838,163	1,312,773	$15,176,507
Reinvestments	530,719	5,906,905	312,254	3,444,163
Redemptions	(467,361)	(5,483,593)	(1,042,796)	(11,969,794)

Net increase	642,853	$7,261,475	582,231	$6,650,876

Increase derived from capital shares transactions		$352,931,172		$560,559,229

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Statement of Cash Flows

For the Six Months Ended June 30, 2012

Cash Flows From Operating Activities
Net increase in net assets from operations	$188,010,057
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(11,627,742,888)
Proceeds from investments sold	12,218,728,692
Purchases of short-term investments, net	(884,531,924)
Net amortization/accretion of premium (discount)	(14,827,699)
Premium received on open written options, net	5,661,343
Proceeds received on short sales, net	(20,793,021)
Decrease in interest receivable	6,396,741
Decrease in cash collateral	104,000
Increase in swaps at market value, asset	(2,319,020)
Decrease in receivable for variation margin on futures contracts	348,845
Decrease in interest receivable on swap contracts	70,496
Decrease in unrealized appreciation forward foreign currency exchange contracts	10,040,685
Decrease in receivable for investments sold	13,189,595
Decrease in payable for investments purchased	(1,611,208,043)
Decrease in swaps at market value, liability	(8,206,750)
Increase in unrealized depreciation on forward foreign currency exchange contracts	570,642
Increase in payable for cash collateral	1,365,000
Increase in accrued management fees	52,968
Increase in accrued distribution and service fees	20,604
Decrease in accrued administration fees	(3,759)
Increase in accrued custodian and accounting fees	127,308
Increase in deferred trustees’ fees	4,819
Decrease in interest payable on forward sales commitments	(10,615)
Decrease in interest payable on swap contracts	(74,995)
Increase in other expenses	2,645
Decrease in interest on reverse repurchase agreements	(99,645)
Net realized gain from investments and written options	(37,811,465)
Net change in unrealized (appreciation) depreciation from investments and written options	(104,219,334)

Net cash provided by operating activities	$(1,867,154,718)

Cash Flows From Financing Activities
Proceeds from shares sold, net of receivable for shares sold	262,924,335
Payment on shares redeemed, net of payable for shares redeemed	(238,278,130)
Proceeds from issuance of reverse repurchase agreements	41,300,000
Repayment of reverse repurchase agreements	(271,546,063)
Proceeds from borrowings	2,063,360,668
Increase in due to bank	8,505,776

Net cash used in financing activities	$1,866,266,586

Net increase in cash (a)	$(888,132)

Cash at beginning of period (b)	$1,790,970

Cash at end of period	$902,838

Supplemental disclosure of cash flow information:
Non-cash financing activities included herein consist of reinvestment of dividends and distributions:	$329,461,087

Cash paid for interest and fees on borrowings:	$100,519

(a)	Includes net change in unrealized depreciation on foreign currency of $10,561,780.
(b)	Balance includes foreign currency at value $1,790,844.

See accompanying notes to financial statements.

MIST-18

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.91		$11.43	$11.17	$9.84	$10.98	$10.08

Income (Loss) From Investment Operations
Net investment income (a)	0.16		0.24	0.16	0.29	0.40	0.49
Net realized and unrealized gain (loss) on investments	0.47		1.02	0.71	1.46	(1.09)	0.65

Total from investment operations	0.63		1.26	0.87	1.75	(0.69)	1.14

Less Distributions
Distributions from net investment income	(0.40)		(0.22)	(0.30)	(0.42)	(0.43)	(0.24)
Distributions from net realized capital gains	(0.73)		(0.56)	(0.31)	0.00	(0.02)	0.00

Total distributions	(1.13)		(0.78)	(0.61)	(0.42)	(0.45)	(0.24)

Net Asset Value, End of Period	$11.41		$11.91	$11.43	$11.17	$9.84	$10.98

Total Return (%) (b)	5.45	(c)	11.48	8.00	18.37	(6.88)	11.08

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.56	(d)	0.51	0.51	0.53	0.53	0.55
Ratio of expenses to average net assets excluding interest expense (%)	0.50	(d)	0.50	0.51	0.53	0.53	0.55
Ratio of net investment income to average net assets (%)	2.64	(d)	2.07	1.38	2.78	3.74	4.78
Portfolio turnover rate (%)	66.3	(c)	458.1	526.8	667.7	1,143.3	945.3
Net assets, end of period (in millions)	$1,654.0		$1,576.3	$1,273.4	$1,160.3	$824.7	$857.5

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.84		$11.38	$11.13	$9.80	$10.96	$10.06

Income (Loss) From Investment Operations
Net investment income (a)	0.14		0.21	0.13	0.27	0.37	0.46
Net realized and unrealized gain (loss) on investments	0.47		1.01	0.71	1.45	(1.10)	0.66

Total from investment operations	0.61		1.22	0.84	1.72	(0.73)	1.12

Less Distributions
Distributions from net investment income	(0.37)		(0.20)	(0.28)	(0.39)	(0.41)	(0.22)
Distributions from net realized capital gains	(0.73)		(0.56)	(0.31)	0.00	(0.02)	0.00

Total distributions	(1.10)		(0.76)	(0.59)	(0.39)	(0.43)	(0.22)

Net Asset Value, End of Period	$11.35		$11.84	$11.38	$11.13	$9.80	$10.96

Total Return (%) (b)	5.33	(c)	11.14	7.76	18.05	(7.06)	10.80

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.81	(d)	0.76	0.76	0.78	0.78	0.80
Ratio of expenses to average net assets excluding interest expense (%)	0.75	(d)	0.75	0.76	0.78	0.78	0.80
Ratio of net investment income to average net assets (%)	2.41	(d)	1.83	1.13	2.55	3.44	4.52
Portfolio turnover rate (%)	66.3	(c)	458.1	526.8	667.7	1,143.3	945.3
Net assets, end of period (in millions)	$1,915.3		$1,786.3	$1,391.6	$971.4	$542.9	$401.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-19

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.85		$11.39	$11.13	$9.80	$10.96	$10.06

Income (Loss) From Investment Operations
Net investment income (a)	0.15		0.22	0.14	0.28	0.37	0.48
Net realized and unrealized gain (loss) on investments	0.47		1.00	0.71	1.45	(1.09)	0.65

Total from investment operations	0.62		1.22	0.85	1.73	(0.72)	1.13

Less Distributions
Distributions from net investment income	(0.38)		(0.20)	(0.28)	(0.40)	(0.42)	(0.23)
Distributions from net realized capital gains	(0.73)		(0.56)	(0.31)	0.00	(0.02)	0.00

Total distributions	(1.11)		(0.76)	(0.59)	(0.40)	(0.44)	(0.23)

Net Asset Value, End of Period	$11.36		$11.85	$11.39	$11.13	$9.80	$10.96

Total Return (%) (b)	5.41	(c)	11.18	7.90	18.15	(6.92)	10.93

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.71	(d)	0.66	0.66	0.68	0.68	0.71
Ratio of expenses to average net assets excluding interest expense (%)	0.65	(d)	0.65	0.66	0.68	0.68	0.71
Ratio of net investment income to average net assets (%)	2.49	(d)	1.91	1.24	2.63	3.47	4.63
Portfolio turnover rate (%)	66.3	(c)	458.1	526.8	667.7	1,143.3	945.3
Net assets, end of period (in millions)	$66.6		$61.9	$52.8	$48.5	$38.8	$7.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.

See accompanying notes to financial statements.

MIST-20

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-21

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes

MIST-22

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures, options, swap, and forward transactions, foreign currency transactions, deferred trustees’ compensation, paydown, premium amortization, deferred deflation adjustments and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing

MIST-23

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions to seek to enhance returns. Reverse repurchase agreements involve sales by the Portfolio of securities concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities, and are valued in accordance with the policies outlined for short term obligations. For the six months ended June 30, 2012, the Portfolio had an outstanding reverse repurchase agreement balance for 85 days. The average amount of borrowings was $90,225 and the weighted average interest rate was 0.20%. As of June 30, 2012, there were no open reverse repurchase agreements.

Treasury Roll Transactions - The Portfolio may enter into treasury roll transactions in which the Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing, and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the Treasury security. The difference between the sale price and the repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. Treasury roll transactions involve the risk that the market value of the security that the Portfolio is required to repurchase may be less than the agreed upon price and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll. Outstanding borrowings are reflected as a liability on the Statement of Assets and Liabilities, and are valued in accordance with the polices outlined for U.S. treasury obligations. For the six months ended June 30, 2012, the Portfolio’s average amount of borrowings was $988,103,090 and the weighted average interest rate was 0.237%. At June 30, 2012, the amount of the Portfolio’s outstanding borrowings was $2,063,360,668. For the six months ended June 30, 2012, the Portfolio had an outstanding treasury roll transaction balance for 182 days.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

TBA Purchase & Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or

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PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$8,325,339	0.500%	First $1.2 Billion
	0.450%	Over $1.2 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the

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Notes to Financial Statements—June 30, 2012—(Continued)

Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$2,831,738,624	$218,810,697	$4,910,164,416	$725,510,106

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

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PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio gives the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tend to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

A forward volatility agreement option hedges against the amount of volatility of an underlying instrument’s value, rate, or movement of a related index. Certain forward volatility agreements may be written with premiums on the underlying instruments to be determined on a future date, based upon implied volatility parameters at specified terms. Realized gain or loss is recognized on the Fund’s Statement of Operations when the option contract expires or is closed.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered a loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

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Notes to Financial Statements—June 30, 2012—(Continued)

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rate risk. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Asset Swaps: Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of referenced assets, so that the Portfolio can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap involves transactions in which a Portfolio acquires or sells a bond position and then enters into an interest rate swap which transforms the fixed coupon of the bond into a floating coupon.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation or index to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount or unrealized appreciation of the contract, respectively. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on credit indices, corporate issues or sovereign issues as of period end are disclosed in Note 9 to the Notes to Financial Statements and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in Note 9 to the Notes to Financial Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Notes to Financial Statements—June 30, 2012—(Continued)

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swaps at market value	$5,822,757
	Investments at value (a)	2,482,893
	Unrealized appreciation on futures contracts*	1,175,622
			Outstanding written options	$6,132,447
Credit	Swaps at market value	3,388,634	Swaps at market value	696,060
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	6,176,307	Unrealized depreciation on forward foreign currency exchange contracts	12,703,037

Total		$19,046,213		$19,531,544

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(a)	Options purchased are part of Investments as shown in the Statement of Assets and Liabilities and net realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments as shown in the Statement of Operations.

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain	Interest Rate	Credit	Foreign Exchange	Total
Investments (a)	$92,825	$—	$—	$92,825
Foreign currency transactions	—	—	16,686,884	16,686,884
Futures contracts	5,318,189	—	—	5,318,189
Swap contracts	1,276,656	173,521	—	1,450,177
Written options contracts	1,495,647	—	—	1,495,647

	$8,183,317	$173,521	$16,686,884	$25,043,722

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Investments (a)	$(537,087)	$—	$—	$(537,087)
Foreign currency transactions	—	—	(10,611,327)	(10,611,327)
Futures contracts	(3,853,438)	—	—	(3,853,438)
Swap contracts	5,766,687	2,001,169	—	7,767,856
Written options contracts	(820,774)	—	—	(820,774)

	$555,388	$2,001,169	$(10,611,327)	$(8,054,770)

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Notes to Financial Statements—June 30, 2012—(Continued)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(b)
Investment (a)	$32,780,000
Forward foreign currency transactions	369,220,136
Futures contracts long	559,858,333
Futures contracts short	(23,721,936)
Swap contracts	354,072,808
Written options contracts	(309,125,000)

(a)	Options purchased are part of Investments as shown in the Statement of Assets and Liabilities and change in unrealized appreciation (depreciation) on investments as shown in the Statement of Operations.
(b)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/19/2012	Barclays Bank plc	137,000	AUD	$140,007	$136,587	$3,420
7/19/2012	JPMorgan Chase Bank N.A.	187,000	AUD	191,104	188,817	2,287
8/2/2012	Barclays Bank plc	4,945,388	BRL	2,446,434	2,390,000	56,434
8/2/2012	Barclays Bank plc	12,417,570	BRL	6,142,848	5,940,000	202,848
8/2/2012	UBS AG	815,568	BRL	403,453	390,000	13,453
8/2/2012	UBS AG	4,950,168	BRL	2,448,799	2,390,000	58,799
8/2/2012	UBS AG	7,271,250	BRL	3,597,016	3,500,000	97,016
2/1/2013	Barclays Bank plc	37,170,584	CNY	5,820,921	5,895,414	(74,493)
7/16/2012	BNP Paribas S.A.	9,140,000	EUR	11,567,851	11,611,822	(43,971)
7/16/2012	Barclays Bank plc	2,090,000	EUR	2,645,165	2,659,078	(13,913)
7/16/2012	Barclays Bank plc	2,291,000	EUR	2,899,556	2,907,953	(8,397)
7/16/2012	Barclays Bank plc	4,569,000	EUR	5,782,660	5,770,515	12,145
7/16/2012	Barclays Bank plc	5,572,000	EUR	7,052,086	7,000,243	51,843
7/16/2012	JPMorgan Chase Bank N.A.	231,000	EUR	292,360	291,009	1,351
7/16/2012	JPMorgan Chase Bank N.A.	319,000	EUR	403,736	401,506	2,230
7/16/2012	JPMorgan Chase Bank N.A.	363,000	EUR	459,423	456,238	3,185
7/16/2012	JPMorgan Chase Bank N.A.	535,000	EUR	677,112	674,246	2,866
7/16/2012	JPMorgan Chase Bank N.A.	4,870,000	EUR	6,163,614	6,035,400	128,214
9/12/2012	Barclays Bank plc	2,306,000	GBP	3,610,869	3,585,486	25,383
9/12/2012	JPMorgan Chase Bank N.A.	1,215,000	GBP	1,902,517	1,890,601	11,916
9/12/2012	JPMorgan Chase Bank N.A.	2,874,000	GBP	4,500,276	4,442,348	57,928
9/12/2012	JPMorgan Chase Bank N.A.	5,663,000	GBP	8,867,454	8,807,290	60,164
7/2/2012	JPMorgan Chase Bank N.A.	497,700	IDR	53	53	—
7/2/2012	UBS AG	497,700	IDR	53	52	1
7/12/2012	JPMorgan Chase Bank N.A.	1,423,217,100	INR	25,441,411	30,619,989	(5,178,578)
7/12/2012	UBS AG	617,500	KRW	539	548	(9)
9/28/2012	Barclays Bank plc	617,500	KRW	536	532	4
8/15/2012	JPMorgan Chase Bank N.A.	439,740	MXN	32,830	33,640	(810)
10/31/2012	Citibank N.A.	3,890	PHP	92	89	3
8/3/2012	UBS AG	200	SGD	159	162	(3)

Net Unrealized Depreciation						$(4,528,684)

MIST-30

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/19/2012	Barclays Bank plc	20,000,000	AUD	$20,438,979	$19,797,120	$(641,859)
7/19/2012	JPMorgan Chase Bank N.A.	83,261,000	AUD	85,088,493	80,996,301	(4,092,192)
8/2/2012	Barclays Bank plc	9,029,317	BRL	4,466,713	4,411,000	(55,713)
8/2/2012	Barclays Bank plc	3,383,680	BRL	1,673,873	1,730,606	56,733
8/2/2012	Goldman Sachs & Co.	4,658,535	BRL	2,304,531	2,290,895	(13,636)
9/20/2012	UBS AG	19,950,000	CAD	19,561,151	19,408,314	(152,837)
2/1/2013	JPMorgan Chase Bank N.A.	37,008,626	CNY	5,795,558	5,808,464	12,906
7/16/2012	BNP Paribas S.A.	4,236,000	EUR	5,361,205	5,295,301	(65,904)
7/16/2012	Barclays Bank plc	114,474,000	EUR	144,881,635	148,456,523	3,574,888
7/16/2012	UBS AG	2,827,000	EUR	3,577,935	3,520,597	(57,338)
7/16/2012	UBS AG	343,000	EUR	434,112	426,639	(7,473)
9/12/2012	BNP Paribas S.A.	17,472,000	GBP	27,358,672	27,015,224	(343,448)
7/2/2012	JPMorgan Chase Bank N.A.	497,700	IDR	53	52	(1)
7/2/2012	UBS AG	497,700	IDR	53	53	—
7/12/2012	Barclays Bank plc	204,000,000	INR	3,646,701	4,000,000	353,299
7/12/2012	Barclays Bank plc	195,741,000	INR	3,499,064	3,900,000	400,936
7/12/2012	Barclays Bank plc	170,976,000	INR	3,056,365	3,120,000	63,635
7/12/2012	Barclays Bank plc	121,141,000	INR	2,165,515	2,300,000	134,485
7/12/2012	Barclays Bank plc	111,678,000	INR	1,996,354	2,100,000	103,646
7/12/2012	Deutsche Bank AG	97,171,409	INR	1,737,035	1,754,630	17,595
7/12/2012	Deutsche Bank AG	291	INR	5	5	—
7/12/2012	Goldman Sachs & Co.	109,866,900	INR	1,963,979	1,970,000	6,021
7/12/2012	JPMorgan Chase Bank N.A.	112,486,000	INR	2,010,798	2,200,000	189,202
7/12/2012	JPMorgan Chase Bank N.A.	112,354,000	INR	2,008,439	2,200,000	191,561
7/12/2012	JPMorgan Chase Bank N.A.	101,656,500	INR	1,817,210	1,830,000	12,790
7/12/2012	JPMorgan Chase Bank N.A.	66,066,000	INR	1,180,995	1,293,383	112,388
7/12/2012	JPMorgan Chase Bank N.A.	20,080,000	INR	358,950	400,000	41,050
7/30/2012	Credit Suisse London	4,600,000,000	JPY	57,568,931	56,734,090	(834,841)
7/30/2012	Deutsche Bank AG	2,010,000,000	JPY	25,155,120	24,786,968	(368,152)
7/30/2012	JPMorgan Chase Bank N.A.	4,200,000,000	JPY	52,562,937	51,813,472	(749,465)
8/13/2012	UBS AG	790,000,000	JPY	9,888,696	9,918,829	30,133
9/10/2012	Citibank N.A.	289,237,000	JPY	3,621,820	3,705,369	83,549
7/12/2012	Barclays Bank plc	617,500	KRW	538	534	(4)

Net Unrealized Depreciation						$(1,998,046)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar

MIST-31

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

7. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
90 Day EuroDollar Futures	Chicago Mercantile Exchange	3/16/2015	486	$119,666,478	$120,412,575	$746,097
90 Day EuroDollar Futures	Chicago Mercantile Exchange	6/15/2015	162	39,785,388	40,092,974	307,586

Net Unrealized Appreciation						$1,053,683

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
German Euro Bund Futures	Eurex Deutschland	9/6/2012	(23)	$(4,223,042)	$(4,101,103)	$121,939

8. Options Written

Options written as of June 30, 2012 were as follows:

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	$(5,100,000)	$(38,250)	$(10,950)	$27,300
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/12/2020	(13,900,000)	(119,540)	(20,479)	99,061
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	4/7/2020	(49,000,000)	(436,720)	(76,264)	360,456
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	9/29/2020	(4,700,000)	(60,630)	(9,091)	51,539

Totals						$(655,140)	$(116,784)	$538,356

CPURNSA— Consumer Price All Urban Non-Seasonally Adjusted

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	$	(17,200,000)	$—	$(2,389)	$(2,389)
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		(17,700,000)	—	(2,459)	(2,459)
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		(37,100,000)	—	(4,340)	(4,340)
Put - OTC - 1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		(42,500,000)	—	(15,785)	(15,785)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		(54,300,000)	(735,300)	(27,014)	708,286
Call - OTC - 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		(17,200,000)	—	(48,365)	(48,365)
Call - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		(17,700,000)	—	(49,771)	(49,771)
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		(27,900,000)	(524,520)	(96,269)	428,251
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		(83,500,000)	(1,625,125)	(288,117)	1,337,008
Call - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		(42,500,000)	—	(289,365)	(289,365)
Call - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		(37,100,000)	—	(355,273)	(355,273)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.850%	04/16/2019		(85,300,000)	(1,023,600)	(484,265)	539,335
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		(27,900,000)	(329,220)	(776,449)	(447,229)

MIST-32

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	$	(54,300,000)	$(464,865)	$(1,252,022)	$(787,157)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		(83,500,000)	(988,250)	(2,323,780)	(1,335,530)

Totals								$(5,690,880)	$(6,015,663)	$(324,783)

Options Written

The Portfolio transactions in options written during the six months ended June 30, 2012 were as follows:

Call Options	Number of Contracts	Notional Amount	Premium received
Options outstanding December 31, 2011	—	114,500,000	$—
Options written	109	165,700,000	1,846,892
Options closed	(109)	—	(64,557)

Options outstanding June 30, 2012	—	280,200,000	$1,782,335

Put Options	Number of Contracts	Notional Amount	Premium received
Options outstanding December 31, 2011	—	346,100,000	$2,180,324
Options written	109	251,000,000	3,959,477
Options closed	(109)	(158,900,000)	(1,576,116)

Options outstanding June 30, 2012	—	438,200,000	$4,563,685

9. Swap Agreements

Open interest rate swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	BRL CDI	9.970%	01/02/2014	Barclays Bank plc	46,200,000	BRL	$613,578	$—	$613,578
Pay	BRL CDI	10.580%	01/02/2014	Morgan Stanley Capital Services, Inc.	189,100,000	BRL	3,306,769	849,589	2,457,180
Pay	BRL CDI	10.380%	01/02/2014	UBS AG	78,900,000	BRL	1,303,380	462,138	841,242
Pay	BRL CDI	10.770%	01/02/2014	UBS AG	25,500,000	BRL	490,840	83,635	407,205
Pay	USD CPURNSA	1.500%	11/02/2012	BNP Paribas S.A.	4,100,000	USD	6,763	(2,132)	8,895
Pay	USD CPURNSA	1.500%	11/02/2012	Barclays Bank plc	3,900,000	USD	6,433	(2,613)	9,046
Pay	ZCS BRL CDI	9.980%	01/02/2014	Goldman Sachs Bank USA	7,000,000	BRL	94,994	10,501	84,493

Totals							$5,822,757	$1,401,118	$4,421,639

Open credit default swap agreements at June 30, 2012 were as follows:

Credit Default Swaps on corporate issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The) 8.950%, due 4/15/2014	(2.200%)	06/20/2014	Citibank N.A.	0.168%	2,000,000	USD	$(80,557)	$—	$(80,557)
D.R. Horton, Inc. 5.375%, due 6/15/2012	(1.000%)	03/20/2015	JPMorgan Chase Bank N.A.	1.309%	7,500,000	USD	34,954	403,143	(368,189)
Echostar DBS Corp. 6.625%, due 10/1/2014	(3.650%)	12/20/2013	Citibank N.A.	1.462%	6,200,000	USD	(198,802)	—	(198,802)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/2014	Goldman Sachs & Co.	4.116%	7,000,000	EUR	161,700	405,885	(244,185)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/2014	JPMorgan Chase Bank N.A.	4.116%	16,400,000	USD	299,963	768,895	(468,932)

MIST-33

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Credit Default Swaps on corporate issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Lexmark International, Inc. 5.900%, due 6/1/2013	(1.170%)	06/20/2013	JPMorgan Chase Bank N.A.	1.514%	5,000,000	USD	$16,741	$—	$16,741

Totals							$233,999	$1,577,923	$(1,343,924)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	06/20/2016	Citibank N.A.	4.016%	1,500,000	USD	$51,506	$(93,750)	$145,256
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	06/20/2016	Deutsche Bank AG	4.016%	1,200,000	USD	41,205	(63,000)	104,205
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	JPMorgan Chase Bank N.A.	1.132%	2,500,000	USD	(9,958)	(28,452)	18,494
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2020	Deutsche Bank AG	1.824%	7,200,000	USD	(406,743)	(238,660)	(168,083)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.568%	5,500,000	USD	81,956	113,527	(31,571)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.568%	3,100,000	USD	46,194	65,362	(19,168)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.568%	400,000	USD	5,960	8,887	(2,927)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	JPMorgan Chase Bank N.A.	0.568%	4,500,000	USD	67,055	92,584	(25,529)
Government of Japan 2.000% due 3/21/2022	1.000%	06/20/2016	Citibank N.A.	0.676%	7,400,000	USD	94,080	(3,617)	97,697
Petrobras International Bond 8.375%, due 12/10/2018	1.000%	09/20/2012	Deutsche Bank AG	0.660%	700,000	USD	382	(8,684)	9,066
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Citibank N.A.	0.270%	1,500,000	USD	31,117	12,189	18,928
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Deutsche Bank AG	0.270%	5,100,000	USD	105,796	43,720	62,076
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Deutsche Bank AG	0.270%	1,800,000	USD	37,340	8,559	28,781
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Credit Suisse Group AG	0.343%	2,100,000	USD	45,490	49,257	(3,767)
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Deutsche Bank AG	0.373%	2,700,000	USD	58,487	62,664	(4,177)
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2016	Citibank N.A.	0.431%	2,800,000	USD	59,210	34,749	24,461

Totals							$309,077	$55,335	$253,742

MIST-34

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Credit Default Swaps on credit indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Citibank N.A.	2.568%	11,200,000	USD	$883,570	$1,503,075	$(619,505)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Deutsche Bank AG	2.568%	3,200,000	USD	252,449	474,400	(221,951)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Morgan Stanley & Co., Inc.	2.568%	7,000,000	USD	552,231	987,000	(434,769)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	UBS AG	2.568%	4,200,000	USD	331,339	592,200	(260,861)
Markit CDX Emerging Markets Index, Series 15	5.000%	06/20/2016	Barclays Capital, Inc.	2.659%	1,500,000	USD	129,909	202,500	(72,591)

Totals							$2,149,498	$3,759,175	$(1,609,677)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

MIST-35

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

12. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$189,579,364	$123,896,040	$6,687,680	$—	$196,267,044	$123,896,040

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$310,184,069	$19,276,721	$(37,653,136)	$—	$291,807,654

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

13. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-36

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-37

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-38

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust PIMCO Total Return Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the PIMCO Total Return Portfolio returned 5.13%, 5.04%, and 4.98%, respectively. The Portfolio’s benchmark, the Barclays U.S. Aggregate Bond Index1, returned 2.37% over the same period.

MARKET ENVIRONMENT/CONDITIONS

U.S. interest rates were very volatile during the first half of the year and ended the period mixed. Treasuries with maturities longer than 3-years ended with lower yields while shorter maturities yields ended slightly higher. Long maturity yields declined amid concerns of a U.S. cyclical downturn and signs of recession in Europe. The 10-year U.S. Treasury yield declined 23 basis points during the period to end June at 1.64 percent. Developed market yields also fell around the globe while yields in the European periphery generally increased. Fears of an economic slowdown led the U.S. Treasury yield curve to flatten as the 2-year U.S. Treasury rose 6 basis points, while the 30-year U.S. Treasury fell 14 basis points. The Barclays U.S. Aggregate Index, a widely used index of U.S. high-grade bonds that includes Treasuries, returned 2.37 percent during the first half of the year.

After improving during the first few months of the year, U.S. economic data weakened, reflecting a deteriorating outlook for the economy. Consumer confidence surveys were mixed as the unemployment rate fell to 8.1 percent in April, the lowest level in three years, before rising to 8.2 percent in May. Concerns over a global economic slowdown led to a decrease in energy prices, which caused headline inflation to fall to 1.7 percent in May (year over year), below the Federal Reserve’s (Fed) long-term explicit 2 percent target. While keeping the federal funds rate in the range of zero to 0.25 percent during the period, the Fed continued to indicate that economic conditions were likely to warrant exceptionally low rates at least through late 2014. In another effort to support a stronger economic recovery, the Fed renewed “Operation Twist,” a program to extend the average maturity of its holdings of securities, through the end of the year.

After taking comfort in the short-term measures taken by the European policymakers to prevent an expansion of the European sovereign debt crisis, markets began to question European policymakers’ ability and willingness to prevent a disorderly breakup of the Eurozone. European voters suffering from “austerity” fatigue elected new political leaders in France and Greece, while Cyprus and Spain joined the growing list of countries that have requested bailouts to support their faltering financial systems. Following the election of new French President Francois Hollande, there was a renewed focus on growth and stimulus policy measures over austerity. While short on details, the European Union summit did end with an agreement between Eurozone leaders to allow the rescue funds to inject aid directly into struggling banks. Policymakers also pledged to create a single banking supervisor for Eurozone banks, a step closer toward a more integrated fiscal union.

PORTFOLIO REVIEW/PERIOD END POSITIONING

An overweight to U.S. duration through the use of cash bonds and interest rate swaps added to performance as rates fell in the first half of 2012; however, an underweight to longer maturities using predominately pay fixed interest rate swaps, detracted from returns as the yield curve flattened. An overweight to Agency mortgage-backed securities contributed to returns as the sector outperformed like-duration Treasuries during the period; tactical exposure in non-Agency mortgages also contributed to performance. In the corporate space, an emphasis on bonds of financial companies added to returns as they outperformed the broader corporate market. An overweight to emerging markets, especially to Brazilian local-denominated debt through the use of interest rate swaps and cash bonds, was positive for performance as rates fell in this country. Additionally, exposure to Build America Bonds added to returns as they outperformed like-duration Treasuries. Finally, tactical currency positioning in the euro and certain emerging market currencies detracted from performance over the period.

In regards to Portfolio positioning as of June 30, 2012, PIMCO has retained its defensive positioning with a preference for high quality income over price appreciation, as risk premiums are still fairly or richly priced relative to our outlook. We have selectively added high quality duration in countries with healthier balance sheets and independent monetary policy—including the United States, Canada, Brazil, and Mexico. We are concentrated on the 5-10 year portion of yield curves which offers the best potential for price appreciation given the suppression of yields on shorter maturities. We have maintained Agency mortgages as a source of high quality yield. We continued to hold non-Agency mortgages and commercial mortgage-backed securities (CMBS) that have senior positions in the capital structure as another source of yield. In the corporate sector, we have shifted credit exposure towards securities higher in the capital structure and remain cautious on the bonds of companies with economic

MIST-1

Met Investors Series Trust

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

exposure to Europe. We have retained exposure to select corporate and quasi-sovereign bonds in countries with strong initial conditions and strong balance sheets such as Brazil, Mexico, and Russia. We have maintained minimal exposure to emerging market and commodity-intensive currencies and focused on the U.S. dollar as political and economic uncertainty continues.

William H. Gross, CFA

Managing Director, Co-Chief Investment Officer

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

PIMCO Total Return Portfolio

PIMCO TOTAL RETURN PORTFOLIO MANAGED BY

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC VS. BARCLAYS

U.S. AGGREGATE BOND INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
PIMCO Total Return Portfolio
Class A	5.13	5.56	8.61	6.60
Class B	5.04	5.39	8.35	6.33
Class E	4.98	5.42	8.46	6.43
Barclays U.S. Aggregate Bond Index[1]	2.37	7.47	6.79	5.63

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgaged-backed securities.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
Fannie Mae 30 Yr. Pool	44.3
U.S. Treasury Notes	26.3
Fannie Mae 15 Yr. Pool	3.9
Freddie Mac 30 Yr. Gold Pool	3.2
U.S. Treasury Inflation Indexed Bonds	3.1
Federal National Mortgage Association	2.6
Federal Home Loan Mortgage Corp.	2.5
Province of Ontario	1.7
Brazil Notas do Tesouro Nacional	1.7
Wells Fargo & Co.	1.2

Top Sectors

% of Market Value of Total Investments
U.S. Treasury & Government Agencies	67.8
Foreign Bonds & Debt Securities	11.9
Domestic Bonds & Debt Securities	9.9
Mortgage-Backed Securities	3.4
Municipals	2.7
Cash & Cash Equivalents	2.3
Asset-Backed Securities	1.1
Convertible Preferred Stocks	0.5
Preferred Stocks	0.2
Loan Participations	0.2

MIST-3

Met Investors Series Trust

PIMCO Total Return Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.51%	$1,000.00	$1,051.30	$2.60
	Hypothetical*	0.51%	$1,000.00	$1,022.33	$2.56

Class B	Actual	0.76%	$1,000.00	$1,050.40	$3.87
	Hypothetical*	0.76%	$1,000.00	$1,021.08	$3.82

Class E	Actual	0.66%	$1,000.00	$1,049.80	$3.36
	Hypothetical*	0.66%	$1,000.00	$1,021.58	$3.32

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

U.S. Treasury & Government Agencies—89.1% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—53.2%
Fannie Mae 10 Yr. Pool 4.000%, 08/01/13	28,985	$30,438
3.500%, 09/01/13	16,362	17,016
4.000%, 09/01/13	82,495	85,352
3.500%, 10/01/13	22,926	23,175
4.000%, 12/01/13	233,139	245,439
4.000%, 03/01/14	9,189	9,710
3.500%, 06/01/14	8,935	9,433
4.000%, 06/01/14	198,507	209,906
3.500%, 07/01/14	18,785	19,048
4.000%, 07/01/14	4,794	5,073
4.000%, 09/01/15	3,616	3,849
4.500%, 04/01/17	258,182	277,011
4.500%, 06/01/17	193,056	207,117
4.500%, 03/01/18	270,046	289,713
5.500%, 09/01/18	509,031	553,556
5.500%, 10/01/18	234,304	254,786
4.500%, 11/01/18	86,834	93,158
4.500%, 12/01/18	48,817	52,373
Fannie Mae 15 Yr. Pool 6.500%, 12/01/13	544	549
6.500%, 04/01/16	34,431	36,969
6.500%, 07/01/16	54,888	58,933
6.500%, 08/01/16	3,639	3,907
6.500%, 09/01/16	20,954	22,498
6.500%, 10/01/16	45,137	48,463
6.500%, 02/01/17	29,640	31,824
6.000%, 03/01/17	10,421	11,466
6.000%, 04/01/17	23,426	25,283
6.000%, 06/01/17	11,006	12,109
6.000%, 07/01/17	54,378	58,741
6.500%, 07/01/17	29,629	32,202
6.500%, 10/01/17	12,885	14,004
5.500%, 12/01/17	11,427	12,381
5.500%, 01/01/18	301,051	328,077
5.500%, 02/01/18	2,631,285	2,868,045
4.500%, 06/01/18	126,335	136,074
4.500%, 08/01/18	18,972	20,825
5.500%, 11/01/18	9,549	10,408
4.500%, 06/01/20	51,740	55,502
5.500%, 09/01/20	45,551	49,905
5.500%, 12/01/20	8,665	9,444
4.000%, 03/01/22	201,881	216,594
5.500%, 03/01/22	653,298	714,521
5.500%, 04/01/22	478,457	524,271
5.500%, 07/01/22	475,530	520,094
5.500%, 09/01/22	212,315	232,211
5.500%, 10/01/22	1,757,708	1,922,430
5.500%, 11/01/22	486,623	532,226
5.500%, 12/01/22	357,844	391,379
4.500%, 01/01/23	1,071,541	1,149,808
4.500%, 02/01/23	973,891	1,045,017
5.500%, 02/01/23	636,048	695,654
4.500%, 03/01/23	555,765	596,354
5.500%, 03/01/23	82,821	90,582
4.500%, 04/01/23	1,493,137	1,602,185

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 05/01/23	1,535,020	$1,647,128
4.500%, 06/01/23	2,129,199	2,284,701
4.500%, 07/01/23	993,572	1,066,137
5.500%, 07/01/23	38,309	41,899
5.500%, 08/01/23	263,698	288,410
5.500%, 10/01/23	427,693	467,775
5.500%, 11/01/23	45,468	49,247
5.500%, 12/01/23	179,897	196,755
4.500%, 01/01/24	47,329	50,779
5.500%, 01/01/24	52,024	56,899
4.500%, 03/01/24	1,324,348	1,420,862
4.000%, 04/01/24	4,761,256	5,068,070
4.500%, 04/01/24	1,558,277	1,672,147
4.500%, 05/01/24	3,565,758	3,826,178
4.000%, 06/01/24	2,820,121	3,001,849
4.000%, 07/01/24	79,313	84,423
4.500%, 08/01/24	9,406	10,092
5.500%, 09/01/24	231,771	253,491
4.500%, 10/01/24	1,357,488	1,456,418
4.000%, 11/01/24	268,065	285,339
4.500%, 11/01/24	317,680	341,169
5.500%, 01/01/25	3,697,890	4,044,432
4.000%, 02/01/25	2,896,918	3,083,594
4.500%, 02/01/25	1,432,548	1,536,948
4.500%, 03/01/25	1,967,502	2,110,888
4.500%, 04/01/25	700,833	751,907
4.500%, 05/01/25	2,679,349	2,874,611
4.500%, 06/01/25	297,225	318,886
4.000%, 07/01/25	2,982,582	3,174,778
3.500%, 09/01/25	768,666	812,501
4.000%, 09/01/25	184,247	196,120
4.500%, 09/01/25	368,016	394,836
3.500%, 10/01/25	154,903	163,895
3.500%, 11/01/25	177,515	187,820
4.500%, 11/01/25	317,045	340,150
3.500%, 01/01/26	91,470	96,780
4.500%, 03/01/26	2,429,478	2,606,911
3.500%, 04/01/26	116,611	123,380
4.500%, 04/01/26	50,490	54,351
4.000%, 06/01/26	128,135	136,473
3.500%, 08/01/26	211,936	224,238
3.500%, 09/01/26	294,202	311,281
3.500%, 11/01/26	589,621	623,848
3.500%, 12/01/26	6,220,046	6,581,117
3.500%, 01/01/27	452,454	478,719
2.500%, TBA (a)	40,000,000	41,225,000
3.000%, TBA (a)	115,000,000	120,516,401
3.500%, TBA (a)	90,000,000	95,118,750
4.000%, TBA (a)	10,000,000	10,637,500
4.500%, TBA (a)	28,000,000	30,016,877
5.500%, TBA (a)	2,500,000	2,713,380
Fannie Mae 20 Yr. Pool 6.000%, 08/01/18	12,101	13,309
6.000%, 12/01/18	14,588	16,044
5.500%, 02/01/19	48,203	52,617

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 20 Yr. Pool
6.000%, 02/01/19	25,847	$28,427
6.000%, 01/01/22	531,733	583,061
6.000%, 06/01/22	1,948,325	2,142,790
5.500%, 09/01/22	16,805	18,491
6.000%, 09/01/22	499,798	551,187
5.500%, 10/01/22	127,862	139,570
6.000%, 10/01/22	318,206	351,558
6.000%, 01/01/23	561,071	619,878
5.500%, 06/01/23	775,857	853,689
5.500%, 03/01/25	1,707,209	1,879,540
5.500%, 10/01/25	16,010	17,566
5.500%, 11/01/26	72,708	79,548
6.000%, 12/01/26	58,078	63,984
5.500%, 01/01/27	250,705	274,288
5.500%, 06/01/27	42,439	46,431
5.500%, 08/01/27	488,724	534,392
5.500%, 11/01/27	187,224	204,719
6.000%, 11/01/27	42,916	47,253
5.500%, 12/01/27	1,005,325	1,099,266
5.500%, 03/01/28	220,275	240,858
5.500%, 04/01/28	648,148	708,669
5.500%, 05/01/28	295,074	322,462
5.500%, 06/01/28	87,227	95,324
5.500%, 07/01/28	48,360	52,849
5.500%, 09/01/28	728,064	795,642
6.000%, 09/01/28	238,265	262,196
5.500%, 10/01/28	122,180	133,521
6.000%, 10/01/28	198,895	218,871
5.500%, 12/01/28	50,988	55,721
5.500%, 01/01/29	663,751	725,359
4.500%, 05/01/29	1,128,207	1,213,064
5.500%, 07/01/29	382,545	417,813
5.500%, 10/01/29	872,204	952,615
5.500%, 04/01/30	837,522	914,735
4.000%, 09/01/30	434,191	467,726
Fannie Mae 30 Yr. Pool 8.000%, 11/01/13	343	347
8.000%, 10/01/25	3,011	3,645
6.000%, 12/01/28	119,296	133,636
6.000%, 01/01/29	73,121	82,053
6.000%, 02/01/29	412,004	462,332
6.000%, 06/01/29	18,210	20,509
5.000%, 09/01/30	153,686	167,116
7.500%, 09/01/30	1,691	2,074
5.000%, 03/01/32	4,476	4,890
6.000%, 07/01/32	418,540	471,367
5.000%, 09/01/32	15,676	17,060
5.000%, 10/01/32	27,931	30,398
5.000%, 11/01/32	5,984	6,513
6.000%, 11/01/32	181,999	204,971
6.000%, 01/01/33	65,108	72,637
6.000%, 02/01/33	74,517	83,922
5.000%, 03/01/33	8,508	9,259
6.000%, 03/01/33	73,211	82,451
5.000%, 04/01/33	12,280,449	13,365,111

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 04/01/33	49,950	$56,255
5.000%, 05/01/33	1,151	1,253
6.000%, 05/01/33	76,825	86,522
5.000%, 06/01/33	43,021	46,821
5.500%, 06/01/33	311,102	342,262
5.000%, 07/01/33	19,413,767	21,136,023
6.000%, 07/01/33	77,091	86,821
5.000%, 08/01/33	10,991	12,130
6.000%, 08/01/33	187,197	210,824
4.500%, 09/01/33	2,079,280	2,238,486
5.000%, 09/01/33	14,696	16,175
4.500%, 10/01/33	1,550,747	1,669,485
5.000%, 10/01/33	85,699	94,580
5.000%, 11/01/33	2,454	2,709
4.500%, 01/01/34	2,623,090	2,823,934
5.000%, 01/01/34	406,942	449,117
6.000%, 01/01/34	8,718	9,818
5.000%, 04/01/34	590,231	650,165
5.500%, 05/01/34	159,529	175,308
5.000%, 06/01/34	16,309	17,963
5.500%, 06/01/34	143,037	157,185
5.500%, 07/01/34	108,774	119,941
5.500%, 09/01/34	24,458	26,877
6.000%, 09/01/34	133,216	150,030
5.000%, 10/01/34	6,370	6,928
5.000%, 11/01/34	4,362	4,745
5.500%, 11/01/34	1,126,348	1,237,757
6.000%, 11/01/34	32,437	36,207
4.500%, 12/01/34	38,676	41,613
5.000%, 12/01/34	6,119	6,656
5.500%, 12/01/34	29,108	31,987
4.500%, 01/01/35	1,452,103	1,563,261
5.000%, 01/01/35	462,785	510,459
5.500%, 01/01/35	1,830,135	2,010,346
5.000%, 02/01/35	32,668,246	35,553,646
5.000%, 03/01/35	31,299,466	34,141,465
5.000%, 04/01/35	306,324	333,073
5.000%, 05/01/35	16,373	17,786
6.000%, 05/01/35	174,536	193,130
5.000%, 06/01/35	18,138,714	19,785,581
5.000%, 07/01/35	60,167,262	65,629,076
6.000%, 07/01/35	292,174	324,303
4.500%, 08/01/35	2,578,980	2,771,611
5.000%, 08/01/35	5,721	6,209
4.500%, 09/01/35	1,420,241	1,526,323
5.000%, 09/01/35	33,826	36,709
6.000%, 09/01/35	59,945	66,331
5.000%, 10/01/35	984,031	1,070,242
5.000%, 11/01/35	124,577	135,196
5.500%, 12/01/35	121,013	133,134
6.000%, 12/01/35	302,555	335,337
5.000%, 02/01/36	6,308,520	6,856,336
6.000%, 03/01/36	416,601	459,159
6.000%, 04/01/36	28,298	31,335
6.000%, 05/01/36	1,526,395	1,683,802

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 06/01/36	1,047,161	$1,154,133
5.000%, 07/01/36	121,071	131,689
5.500%, 07/01/36	5,968,142	6,558,460
6.000%, 07/01/36	676,614	745,734
5.000%, 08/01/36	2,761,988	2,997,307
6.000%, 08/01/36	16,354,555	18,025,847
5.500%, 09/01/36	694,348	763,461
6.000%, 09/01/36	6,291,814	6,934,556
6.000%, 10/01/36	17,708,507	19,519,286
5.500%, 11/01/36	48,857	53,384
6.000%, 11/01/36	2,970,420	3,275,243
4.500%, 12/01/36	1,981,566	2,127,717
5.500%, 12/01/36	126,284	137,985
6.000%, 12/01/36	17,413,823	19,192,969
4.500%, 01/01/37	12,441,040	13,358,633
5.500%, 01/01/37	614,721	671,300
6.000%, 01/01/37	739,123	814,591
5.000%, 02/01/37	18,791,165	20,392,467
5.500%, 02/01/37	356,976	389,660
6.000%, 02/01/37	5,362,187	5,909,963
5.500%, 03/01/37	282,989	309,211
6.000%, 03/01/37	2,326,000	2,563,647
6.000%, 04/01/37	8,784,697	9,685,431
5.500%, 05/01/37	2,147,283	2,343,570
6.000%, 05/01/37	5,705,362	6,289,537
5.500%, 06/01/37	994,451	1,085,355
6.000%, 06/01/37	8,963,505	9,880,519
5.500%, 07/01/37	2,781,940	3,036,877
6.000%, 07/01/37	55,026,185	60,647,456
4.500%, 08/01/37	1,653,650	1,777,166
5.500%, 08/01/37	330,093	360,267
6.000%, 08/01/37	31,526,343	34,749,439
5.500%, 09/01/37	204,998	223,737
6.000%, 09/01/37	23,783,355	26,212,947
6.000%, 10/01/37	4,083,087	4,500,196
6.000%, 11/01/37	521,313	574,568
4.500%, 12/01/37	51,217,142	55,106,717
5.500%, 12/01/37	92,740	100,928
6.000%, 12/01/37	405,310	446,714
5.500%, 01/01/38	5,053,169	5,515,088
6.000%, 01/01/38	3,413,177	3,761,850
5.500%, 02/01/38	6,214,161	6,782,207
6.000%, 02/01/38	9,488,198	10,457,975
4.500%, 03/01/38	258,025	276,975
5.500%, 03/01/38	8,179,491	9,029,435
6.000%, 03/01/38	274,969	302,457
5.500%, 04/01/38	323,950	353,562
6.000%, 04/01/38	53,032	58,449
5.500%, 05/01/38	6,021,532	6,571,970
6.000%, 05/01/38	14,978,884	16,509,037
4.500%, 06/01/38	61,044,572	65,680,470
5.500%, 06/01/38	3,019,593	3,299,628
6.000%, 06/01/38	291,159	320,461
5.500%, 07/01/38	1,357,412	1,481,495
6.000%, 07/01/38	5,857,259	6,442,795

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 08/01/38	156,423	$170,722
6.000%, 08/01/38	2,219,089	2,441,009
6.000%, 09/01/38	7,141,731	7,855,692
5.500%, 10/01/38	24,507	26,747
6.000%, 10/01/38	5,017,390	5,524,368
5.500%, 11/01/38	22,446	24,498
6.000%, 11/01/38	2,025,049	2,228,191
6.000%, 12/01/38	2,849,702	3,139,383
4.500%, 01/01/39	1,691,692	1,815,934
5.500%, 01/01/39	729,812	796,525
6.000%, 01/01/39	1,593,039	1,759,381
4.000%, 02/01/39	190,409	202,974
4.500%, 02/01/39	1,200,001	1,288,133
4.500%, 03/01/39	115,698	124,196
4.500%, 04/01/39	753,489	808,828
5.500%, 04/01/39	113,401	123,767
6.000%, 04/01/39	140,791	155,174
4.000%, 05/01/39	3,318,664	3,582,244
4.500%, 05/01/39	1,046,776	1,130,381
5.500%, 05/01/39	33,526	36,591
4.500%, 06/01/39	6,984,661	7,497,634
6.000%, 06/01/39	343,786	378,154
6.000%, 07/01/39	10,960	12,080
5.500%, 08/01/39	691,394	754,595
6.000%, 08/01/39	157,414	173,494
4.000%, 09/01/39	80,496	85,808
4.500%, 09/01/39	3,546,302	3,806,753
5.500%, 09/01/39	1,434,730	1,580,774
6.000%, 10/01/39	16,171,142	17,787,732
4.500%, 11/01/39	18,661,025	20,031,544
5.500%, 11/01/39	499,290	544,931
4.000%, 12/01/39	14,519,961	15,474,496
4.500%, 12/01/39	1,399,362	1,502,136
5.500%, 01/01/40	954,795	1,043,268
4.500%, 02/01/40	172,535	185,207
4.500%, 04/01/40	89,376	96,219
6.000%, 05/01/40	20,645	23,005
4.500%, 06/01/40	3,541,381	3,813,481
5.500%, 06/01/40	475,578	519,052
4.000%, 07/01/40	12,749,535	13,587,252
4.500%, 07/01/40	3,177,641	3,420,944
4.000%, 08/01/40	3,468,161	3,698,095
4.500%, 08/01/40	41,437,201	44,484,411
4.000%, 09/01/40	30,818,319	32,861,086
4.500%, 09/01/40	104,863,253	112,892,405
3.000%, 10/01/40	358,482	368,163
4.000%, 10/01/40	2,482,592	2,649,631
4.500%, 10/01/40	40,675,318	43,789,739
4.000%, 11/01/40	1,380,960	1,472,207
4.500%, 11/01/40	3,454,462	3,718,962
4.000%, 12/01/40	9,725,514	10,376,420
4.500%, 12/01/40	4,060,345	4,371,238
5.500%, 12/01/40	431,352	470,782
3.500%, 01/01/41	468,514	493,098
4.000%, 01/01/41	10,251,053	10,939,384

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 01/01/41	2,861,878	$3,085,927
4.000%, 02/01/41	40,790,297	43,495,298
4.500%, 02/01/41	5,297,531	5,708,470
3.500%, 03/01/41	6,470,553	6,810,083
4.000%, 03/01/41	33,215,016	35,444,387
4.500%, 03/01/41	8,737,397	9,421,274
4.000%, 04/01/41	25,963,197	27,688,140
4.500%, 04/01/41	21,731,027	23,435,625
3.500%, 05/01/41	473,267	498,101
4.000%, 05/01/41	1,687,317	1,799,710
4.500%, 05/01/41	43,239,894	46,568,113
3.500%, 06/01/41	370,737	390,191
4.000%, 06/01/41	9,377,254	10,001,883
4.500%, 06/01/41	17,333,784	18,693,494
4.000%, 07/01/41	7,243,755	7,726,270
4.500%, 07/01/41	7,112,282	7,670,721
5.500%, 07/01/41	26,804,916	29,255,196
4.000%, 08/01/41	27,021,386	28,821,307
4.500%, 08/01/41	27,408,374	29,558,365
4.000%, 09/01/41	15,630,213	16,671,358
4.500%, 09/01/41	2,215,277	2,388,964
5.500%, 09/01/41	17,514,000	19,114,983
4.000%, 10/01/41	5,433,761	5,795,710
4.000%, 11/01/41	19,939,788	21,267,997
4.500%, 11/01/41	15,799,933	17,039,325
4.000%, 12/01/41	26,451,422	28,213,378
4.000%, 01/01/42	144,177	153,781
4.000%, 02/01/42	740,943	790,298
3.000%, 03/01/42	37,780,908	38,796,574
3.000%, 04/01/42	51,702,120	53,154,852
3.000%, 05/01/42	32,573,392	33,488,642
3.000%, 06/01/42	484,039	497,640
3.000%, 07/01/42	52,101,109	53,565,052
3.500%, TBA (a)	605,000,000	634,475,186
4.000%, TBA (a)	1,055,000,000	1,121,996,771
4.500%, TBA (a)	453,800,000	486,736,009
5.000%, TBA (a)	10,000,000	10,823,440
5.500%, TBA (a)	232,500,000	253,643,015
Fannie Mae ARM Pool 2.121%, 10/01/28 (b)	210,586	221,306
2.095%, 02/01/31 (b)	268,598	272,671
2.358%, 09/01/31 (b)	104,170	110,847
2.386%, 07/01/32 (b)	43,036	43,222
2.744%, 09/01/32 (b)	302,387	321,368
2.632%, 11/01/32 (b)	238,215	254,366
2.728%, 03/01/33 (b)	7,183	7,656
2.152%, 06/01/33 (b)	96,898	101,435
2.377%, 07/01/33 (b)	78,346	83,114
2.432%, 04/01/34 (b)	24,848	26,353
2.689%, 05/01/34 (b)	1,526,528	1,608,402
2.560%, 09/01/34 (b)	1,953,486	2,089,172
4.636%, 09/01/34 (b)	175,354	189,085
2.328%, 10/01/34 (b)	42,459	45,169
2.273%, 11/01/34 (b)	10,319	10,955
2.485%, 11/01/34 (b)	6,090,606	6,503,109

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.526%, 11/01/34 (b)	293,991	$313,129
2.192%, 12/01/34 (b)	3,799,664	4,017,966
2.225%, 12/01/34 (b)	1,334,749	1,408,816
2.455%, 12/01/34 (b)	122,150	129,805
2.235%, 01/01/35 (b)	527,707	561,110
2.479%, 01/01/35 (b)	51,042	54,313
2.491%, 01/01/35 (b)	145,662	154,966
2.571%, 01/01/35 (b)	149,366	159,206
2.668%, 01/01/35 (b)	189,935	201,824
2.320%, 02/01/35 (b)	424,012	451,085
2.599%, 02/01/35 (b)	96,257	102,045
2.493%, 03/01/35 (b)	133,391	140,942
2.933%, 04/01/35 (b)	284,203	301,917
2.437%, 05/01/35 (b)	1,055,867	1,119,057
2.795%, 05/01/35 (b)	149,361	159,352
2.349%, 08/01/35 (b)	1,989,884	2,068,369
2.508%, 08/01/35 (b)	1,685,820	1,791,189
2.127%, 09/01/35 (b)	4,192,457	4,389,375
2.259%, 10/01/35 (b)	1,821,788	1,910,297
2.053%, 11/01/35 (b)	483,582	505,532
2.315%, 11/01/35 (b)	1,374,406	1,444,593
2.443%, 11/01/35 (b)	596,656	635,428
5.352%, 01/01/36 (b)	547,566	591,278
2.352%, 08/01/36 (b)	967,915	1,030,049
4.506%, 12/01/36 (b)	713,210	753,312
1.353%, 08/01/41 (b)	664,227	673,393
1.403%, 09/01/41 (b)	1,892,298	1,936,524
1.353%, 07/01/42 (b)	608,340	613,929
1.353%, 08/01/42 (b)	557,042	562,523
1.353%, 10/01/44 (b)	953,486	962,682
Fannie Mae Pool 4.000%, 05/01/14	384,106	406,202
8.000%, 08/01/14	1,156	1,211
6.500%, 06/01/16	18,553	19,920
2.475%, 04/01/19	15,200,000	15,791,229
3.330%, 11/01/21	1,584,740	1,708,945
6.000%, 04/01/29	12,007	13,522
5.000%, 06/01/33	10,698	11,628
5.500%, 02/01/35	2,192,432	2,409,289
6.000%, 04/01/35	3,431,935	3,865,106
2.386%, 08/01/35	1,586,144	1,689,668
5.000%, 03/01/36	17,287	18,803
6.000%, 09/01/36	358,268	394,867
6.000%, 10/01/36	24,291	26,773
6.000%, 02/01/37	23,886,240	26,326,342
Fannie Mae REMICS Series 2001-46 Class F 0.643%, 09/18/31 (b)	718,759	722,514
Series 2002-21 Class FC 1.145%, 04/25/32 (b)	244,450	248,918
Series 2002-21 Class FD 1.145%, 04/25/32 (b)	28,759	29,285
Series 2006-5 Class 3A2 2.556%, 05/25/35 (b)	2,964,231	3,092,668

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 5.500%, 05/01/14	5,964	$6,198
6.000%, 06/01/14	7,117	7,542
6.000%, 10/01/14	4,557	4,829
6.000%, 03/01/15	380	403
5.500%, 04/01/16	6,712	7,234
5.500%, 09/01/19	832,939	911,895
Freddie Mac 20 Yr. Gold Pool 6.000%, 03/01/21	140,481	154,042
5.500%, 04/01/21	37,452	40,729
6.000%, 10/01/22	1,836,058	2,022,473
5.500%, 12/01/22	3,335	3,657
6.000%, 12/01/22	118,776	130,835
6.000%, 02/01/23	85,944	94,616
5.500%, 03/01/23	669,557	734,005
6.000%, 04/01/23	98,999	109,051
5.500%, 06/01/26	14,231	15,551
5.500%, 08/01/26	6,949	7,594
5.500%, 06/01/27	246,399	264,834
5.500%, 12/01/27	309,867	337,465
5.500%, 01/01/28	208,597	227,176
5.500%, 02/01/28	58,584	63,802
5.500%, 05/01/28	428,110	465,973
5.500%, 06/01/28	1,099,031	1,196,913
Freddie Mac 30 Yr. Gold Pool 5.500%, 03/01/32	112,068	122,979
5.500%, 01/01/33	7,833	8,595
5.500%, 05/01/33	19,161	21,003
5.500%, 08/01/33	8,068	8,843
5.500%, 10/01/33	15,536	17,029
5.500%, 12/01/33	7,595	8,325
5.500%, 01/01/34	9,124	10,001
5.500%, 05/01/34	163,718	179,452
5.500%, 09/01/34	134,423	147,173
4.500%, 06/01/35	470,171	503,159
5.500%, 07/01/35	8,789	9,644
5.500%, 10/01/35	161,753	176,893
5.500%, 11/01/35	280,945	307,242
5.500%, 12/01/35	160,990	176,059
5.500%, 01/01/36	416,405	454,718
5.500%, 02/01/36	212,685	233,969
5.500%, 04/01/36	159,688	173,636
5.500%, 06/01/36	10,068,253	11,023,219
5.500%, 07/01/36	327,016	356,501
5.500%, 08/01/36	390,753	425,984
5.500%, 10/01/36	127,643	139,630
5.500%, 12/01/36	2,783,150	3,034,083
5.500%, 02/01/37	326,657	355,504
5.500%, 03/01/37	87,323	95,982
5.500%, 04/01/37	303,047	330,441
5.500%, 06/01/37	964,996	1,050,792
5.500%, 07/01/37	2,701,739	2,943,421
5.500%, 08/01/37	663,137	727,758
5.500%, 09/01/37	294,656	322,095
5.500%, 10/01/37	89,426	97,321
5.500%, 11/01/37	2,501,416	2,723,455

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 12/01/37	162,913	$177,296
5.500%, 01/01/38	792,056	861,983
5.500%, 02/01/38	2,095,455	2,280,456
5.500%, 03/01/38	4,812,213	5,233,574
5.500%, 04/01/38	1,915,019	2,085,623
5.500%, 05/01/38	1,437,876	1,563,473
5.500%, 06/01/38	2,945,919	3,203,243
5.500%, 07/01/38	5,043,495	5,487,301
5.500%, 08/01/38	2,116,551	2,301,429
4.500%, 09/01/38	544,639	582,086
5.500%, 09/01/38	4,118,604	4,478,361
5.500%, 10/01/38	77,595,084	84,376,479
5.500%, 11/01/38	37,346,415	40,608,888
5.500%, 12/01/38	36,720	40,168
5.500%, 01/01/39	5,709,355	6,213,492
4.500%, 02/01/39	2,074,842	2,217,499
5.500%, 02/01/39	1,164,650	1,266,582
5.500%, 03/01/39	802,683	873,549
5.500%, 09/01/39	271,936	296,326
4.500%, 10/01/39	386,037	412,580
5.500%, 12/01/39	146,166	159,253
5.500%, 02/01/40	1,010,725	1,099,522
5.500%, 03/01/40	59,496	64,749
4.500%, 04/01/40	2,832,993	3,031,318
5.500%, 05/01/40	23,945	26,059
4.500%, 08/01/40	221,191	236,676
5.500%, 08/01/40	726,464	790,601
4.500%, 09/01/40	25,599	27,391
4.500%, 10/01/40	443,584	474,637
4.500%, 12/01/40	57,448	61,469
5.500%, 02/01/41	223,709	243,739
4.500%, 04/01/41	38,919,466	41,704,853
4.500%, 05/01/41	10,556,889	11,312,423
4.500%, 06/01/41	341,049	365,457
4.500%, 09/01/41	1,565,965	1,678,038
4.500%, 10/01/41	329,803	353,406
4.000%, TBA (a)	50,000,000	53,014,065
4.500%, TBA (a)	4,000,000	4,273,125
Freddie Mac ARM Non-Gold Pool 2.588%, 01/01/29 (b)	918,364	981,945
2.375%, 11/01/31 (b)	51,925	55,053
2.711%, 08/01/32 (b)	217,826	231,938
2.232%, 10/01/34 (b)	126,542	133,384
2.375%, 11/01/34 (b)	247,999	263,176
2.651%, 11/01/34 (b)	69,466	74,515
2.664%, 11/01/34 (b)	122,196	130,854
2.744%, 11/01/34 (b)	87,557	93,690
2.375%, 01/01/35 (b)	557,800	592,360
2.558%, 01/01/35 (b)	132,206	140,646
2.233%, 02/01/35 (b)	126,152	133,517
2.372%, 02/01/35 (b)	246,389	263,668
2.556%, 02/01/35 (b)	71,022	75,606
2.625%, 02/01/35 (b)	149,718	159,611
2.664%, 02/01/35 (b)	107,281	114,394
2.673%, 02/01/35 (b)	137,928	146,615

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
2.861%, 02/01/35 (b)	130,230	$139,316
5.199%, 03/01/35 (b)	863,259	930,464
2.383%, 06/01/35 (b)	3,089,051	3,288,641
2.108%, 09/01/35 (b)	527,890	553,337
2.378%, 09/01/35 (b)	1,538,886	1,612,866
Freddie Mac REMICS Series 1609 Class IA 1.875%, 11/15/23 (b)	1,016,803	1,052,226
Series 1650 Class K 6.500%, 01/15/24	68,036	76,835
Series 2495 Class UJ 3.500%, 07/15/32	113,401	117,056
Series 2820 Class FY 0.492%, 07/15/34 (b)	265,109	265,129
Series 3979 Class ZL 3.500%, 01/15/42	20,293,373	20,578,907
Freddie Mac Structured Pass-Through Securities Series T-61 Class 1A1 1.526%, 07/25/44 (b)	10,073,286	10,477,964
Series T-62 Class 1A1 1.315%, 10/25/44 (b)	1,952,735	1,959,962
Series T-63 Class 1A1 1.353%, 02/25/45 (b)	173,832	168,580
Ginnie Mae I 15 Yr. Pool 6.000%, 04/15/14	11,694	12,805
Ginnie Mae I 30 Yr. Pool 7.000%, 10/15/23	19,533	22,828
7.500%, 01/15/26	16,802	20,089
2.375%, 05/20/30	49,875	51,848
Ginnie Mae I Pool 7.500%, 04/15/31	5,610,479	5,849,370
Ginnie Mae II ARM Pool 2.000%, 02/20/22 (b)	19,873	20,644
2.375%, 04/20/22 (b)	2,510	2,609
1.625%, 01/20/23 (b)	36,499	37,881
1.625%, 01/20/26 (b)	17,007	17,637
1.625%, 02/20/26 (b)	18,221	18,911
2.375%, 05/20/26 (b)	27,438	28,524
2.500%, 11/20/26 (b)	18,195	18,911
1.625%, 01/20/27 (b)	10,664	11,068
1.625%, 02/20/27 (b)	12,458	12,930
2.375%, 06/20/27 (b)	10,087	10,486
1.625%, 08/20/27 (b)	107,311	111,087
1.625%, 09/20/27 (b)	88,177	91,280
1.625%, 11/20/27 (b)	29,254	30,337
1.625%, 02/20/28 (b)	19,916	20,670
1.625%, 03/20/28 (b)	22,558	23,412
2.375%, 05/20/28 (b)	10,289	10,696
1.625%, 10/20/28 (b)	22,188	23,009
2.375%, 04/20/29 (b)	7,662	7,965
2.875%, 04/20/29 (b)	17,758	18,592
2.375%, 05/20/29 (b)	15,271	15,875
1.625%, 07/20/29 (b)	17,253	17,860
1.625%, 08/20/29 (b)	16,486	17,066

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II ARM Pool
1.625%, 09/20/29 (b)	21,456	$22,211
1.625%, 10/20/29 (b)	14,511	15,049
1.625%, 01/20/30 (b)	63,367	65,765
2.375%, 04/20/30 (b)	37,825	39,322
2.375%, 06/20/30 (b)	21,786	22,648
2.500%, 10/20/30 (b)	6,196	6,440
1.625%, 11/20/30 (b)	87,608	90,852
2.375%, 04/20/31 (b)	23,430	24,357
1.625%, 08/20/31 (b)	6,418	6,644
2.125%, 10/20/31 (b)	6,991	7,264
1.625%, 03/20/32 (b)	1,136	1,179
2.375%, 04/20/32 (b)	3,009	3,128
2.500%, 04/20/32 (b)	11,088	11,559
2.375%, 05/20/32 (b)	31,436	32,680
1.625%, 07/20/32 (b)	16,406	16,983
1.625%, 03/20/33 (b)	10,694	11,099
1.625%, 09/20/33 (b)	115,942	120,022

		5,089,857,813

Federal Agencies—5.1%
Federal Home Loan Mortgage Corp. 5.250%, 04/18/16	3,600,000	4,217,026
5.500%, 07/18/16	6,100,000	7,253,083
2.000%, 08/25/16	5,100,000	5,364,241
5.000%, 02/16/17	7,800,000	9,270,035
1.000%, 03/08/17	72,700,000	73,176,766
1.250%, 05/12/17	21,400,000	21,708,374
1.000%, 06/29/17	54,800,000	55,000,129
5.500%, 08/23/17	1,600,000	1,962,290
3.750%, 03/27/19	11,400,000	13,187,235
1.750%, 05/30/19	34,200,000	35,037,353
2.375%, 01/13/22	11,000,000	11,312,851
Federal National Mortgage Association 0.500%, 07/02/15	63,300,000	63,268,730
1.625%, 10/26/15	300,000	310,995
5.375%, 07/15/16	18,400,000	21,765,875
5.250%, 09/15/16	2,000,000	2,367,290
1.375%, 11/15/16	33,800,000	34,631,176
1.250%, 01/30/17	45,700,000	46,471,964
5.000%, 02/13/17	8,200,000	9,715,844
1.125%, 04/27/17	51,900,000	52,448,479
5.000%, 05/11/17	4,200,000	5,008,340
5.375%, 06/12/17	9,700,000	11,765,450
Government National Mortgage Association Series 2000-9 Class FH 0.743%, 02/16/30 (b)	23,818	24,025
Series 2002-31 Class F 0.543%, 01/16/31 (b)	61,683	62,077

		485,329,628

U.S. Treasury—30.8%
U.S. Treasury Bonds 3.125%, 11/15/41	7,700,000	8,278,701

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.125%, 02/15/42	17,500,000	$18,798,833
3.000%, 05/15/42	1,300,000	1,361,750
U.S. Treasury Inflation Indexed Bonds 2.375%, 01/15/25	18,917,905	24,961,287
2.000%, 01/15/26	40,105,898	51,282,289
2.375%, 01/15/27	50,309,721	67,635,131
1.750%, 01/15/28	19,327,792	24,263,936
3.625%, 04/15/28	6,116,406	9,451,279
2.500%, 01/15/29 (c)	47,791,130	66,440,854
3.875%, 04/15/29	2,658,974	4,305,461
0.750%, 02/15/42	42,355,040	44,588,591
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16	5,419,856	5,644,693
1.250%, 07/15/20 (d)	26,162,016	30,409,262
1.125%, 01/15/21	18,194,410	20,960,524
0.625%, 07/15/21	8,778,536	9,785,329
0.125%, 01/15/22	41,370,329	43,810,516
U.S. Treasury Notes
0.875%, 01/31/17	104,200,000	105,119,878
0.875%, 02/28/17	14,000,000	14,123,592
1.000%, 03/31/17	640,500,000	649,406,793
0.875%, 04/30/17	79,600,000	80,215,706
0.625%, 05/31/17 (d)	117,000,000	116,478,999
0.750%, 06/30/17 (d)	227,900,000	228,167,099
3.500%, 02/15/18	23,200,000	26,547,690
1.500%, 08/31/18 (c) (d) (e)	577,100,000	595,540,076
1.375%, 11/30/18 (e)	282,400,000	288,886,446
1.375%, 12/31/18	37,800,000	38,650,500
2.750%, 02/15/19	4,700,000	5,216,633
1.375%, 02/28/19 (k)	12,400,000	12,663,500
1.250%, 04/30/19	259,000,000	261,913,750
3.125%, 05/15/19	4,600,000	5,228,907
1.125%, 05/31/19	41,300,000	41,370,995
1.000%, 06/30/19	14,600,000	14,467,505
3.625%, 08/15/19	7,400,000	8,680,548
3.375%, 11/15/19	25,400,000	29,390,594

		2,954,047,647

Total U.S. Treasury & Government Agencies (Cost $8,385,446,493)		8,529,235,088

Foreign Bonds & Debt Securities—15.6%

Capital Markets—0.6%
Scotland International Finance No. 2 B.V. 4.250%, 05/23/13 (144A)	19,800,000	19,796,832
UBS AG Series BKNT 2.250%, 08/12/13	14,900,000	14,949,855
5.875%, 12/20/17	21,700,000	24,267,587
Series FRN 1.466%, 01/28/14 (b)	2,200,000	2,188,941

		61,203,215

Chemicals—0.0%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	$3,407,250

Commercial Banks—6.6%
Australia & New Zealand Banking Group, Ltd. 2.125%, 01/10/14 (144A)	17,100,000	17,309,150
Banco Santander Brasil S.A. 4.250%, 01/14/16 (144A)	18,200,000	18,063,500
Banco Santander Brazil S.A. 2.568%, 03/18/14 (144A) (b)	20,800,000	20,027,987
Banco Santander Chile 2.066%, 01/19/16 (144A) (b)	6,900,000	6,520,500
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,704,397
Bank of India Series EMTN 4.750%, 09/30/15	3,100,000	3,109,846
Bank of Montreal 1.950%, 01/30/18 (144A)	7,500,000	7,726,920
Series CB2 2.850%, 06/09/15 (144A)	5,600,000	5,930,327
Bank of Nova Scotia 1.650%, 10/29/15 (144A)	6,100,000	6,241,880
1.950%, 01/30/17 (144A)	800,000	824,525
Barclays Bank plc 5.450%, 09/12/12	39,300,000	39,649,377
2.375%, 01/13/14	3,800,000	3,810,401
6.050%, 12/04/17 (144A)	34,400,000	34,918,511
10.179%, 06/12/21 (144A)	18,080,000	21,428,868
Series EMTN 6.000%, 01/23/18 (EUR)	2,600,000	3,218,688
BBVA Bancomer S.A. 4.500%, 03/10/16 (144A)	3,900,000	3,939,000
6.500%, 03/10/21 (144A)	7,800,000	7,917,000
BNP Paribas S.A. Series BKNT 1.369%, 01/10/14 (b)	26,000,000	25,468,040
BPCE S.A. 2.375%, 10/04/13 (144A)	2,400,000	2,362,044
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.000%, 06/30/19 (144A) (b)	277,000	350,280
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	46,000,000	38,295,000
Credit Suisse of New York 2.200%, 01/14/14	5,700,000	5,739,193
Dexia Credit Local S.A. 0.946%, 04/29/14 (144A) (b)	1,200,000	1,125,714
DNB Bank ASA 3.200%, 04/03/17 (144A)	6,800,000	6,885,177
Export-Import Bank of Korea 5.125%, 06/29/20	4,300,000	4,817,178
4.000%, 01/29/21	2,700,000	2,800,502
HBOS Capital Funding No.2 L.P. 6.071%, 06/30/14 (144A) (b)	45,000	29,700

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
HSBC Bank plc 2.000%, 01/19/14 (144A)	6,000,000	$6,057,258
ING Bank N.V. 2.650%, 01/14/13 (144A)	1,500,000	1,511,539
2.000%, 10/18/13 (144A)	3,300,000	3,277,807
Intesa Sanpaolo S.p.A. 2.867%, 02/24/14 (144A) (b)	14,100,000	13,246,428
Series YCD 2.375%, 12/21/12	45,500,000	44,376,832
Lloyds TSB Bank plc 4.875%, 01/21/16	7,400,000	7,775,099
12.000%, 12/16/24 (144A) (b)	5,800,000	6,076,933
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,461,561
Nordea Bank AB 2.125%, 01/14/14 (144A)	2,700,000	2,705,397
Realkredit Danmark A.S. Series 73D 1.695%, 01/01/38 (DKK) (b)	22,134,235	3,754,407
Series 83D 1.695%, 01/01/38 (DKK) (b)	96,598,005	16,401,387
Resona Bank, Ltd. 5.850%, 04/15/16 (144A) (b)	4,400,000	4,530,843
Royal Bank of Scotland Group plc 6.990%, 10/05/17 (144A) (b)	2,000,000	1,560,000
Series U 7.640%, 09/29/17 (b)	14,500,000	9,787,500
Royal Bank of Scotland plc (The) 3.950%, 09/21/15	9,200,000	9,377,900
Series EMTN 1.201%, 09/29/15 (b)	500,000	405,000
1.247%, 10/14/16 (b)	300,000	231,900
Series MPLE 2.027%, 03/30/15 (CAD) (b)(j)	7,763,000	6,633,816
Santander Finance Preferred S.A. Unipersonal Series 8 11.300%, 07/27/14 (GBP) (b)	7,900,000	10,912,628
Santander Issuances S.A. Unipersonal Series 24 7.300%, 07/27/19 (GBP) (b)	5,000,000	6,421,235
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	24,300,000	23,372,979
Societe Financement de l’Economie Francaise 0.667%, 07/16/12 (144A) (b)	57,000,000	57,075,810
Societe Generale S.A. 5.922%, 04/05/17 (144A) (b)	13,200,000	8,972,608
8.875%, 06/16/18 (GBP) (b)	5,000,000	5,638,301
Standard Chartered First Bank Korea, Ltd. 7.267%, 03/03/34 (144A) (b)	240,000	246,600
State Bank of India 4.500%, 07/27/15 (144A)	12,200,000	12,413,073
Sumitomo Mitsui Banking Corp. 1.950%, 01/14/14 (144A)	7,400,000	7,478,692

Commercial Banks—(Continued)
Svenska Handelsbanken AB 1.468%, 09/14/12 (144A) (b)	34,000,000	$34,040,834
Turkiye Garanti Bankasi A.S. 2.966%, 04/20/16 (144A) (b)	3,800,000	3,524,500
United Overseas Bank, Ltd. 5.375%, 09/03/19 (144A) (b)	470,000	496,740
Westpac Banking Corp. 0.947%, 07/16/14 (144A) (b)	29,000,000	29,270,135
Woori Bank Co., Ltd. 6.025%, 03/13/14 (144A) (b)	305,000	293,563

		630,543,010

Commercial Services & Supplies—0.4%
Canada Housing Trust No. 1 3.350%, 12/15/20 (144A) (CAD)	17,700,000	19,037,279
3.800%, 06/15/21 (144A) (CAD)	11,200,000	12,450,250
2.650%, 03/15/22 (144A) (CAD)	7,400,000	7,512,952

		39,000,481

Consumer Finance—0.3%
Banque PSA Finance S.A. 2.361%, 04/04/14 (144A) (b)	14,900,000	14,498,847
FCE Bank plc Series EMTN 7.125%, 01/15/13 (EUR)	4,000,000	5,213,857
GMAC International Finance B.V. 7.500%, 04/21/15 (EUR)	2,800,000	3,693,992
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	1,300,000	1,392,558

		24,799,254

Diversified Financial Services—0.4%
Banco Nacional de Desenvolvimento Economico e Social 4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,543,271
BM&FBovespa S.A. 5.500%, 07/16/20 (144A)	1,000,000	1,070,000
LBG Capital No.1 plc 7.875%, 11/01/20 (144A)	285,000	257,925
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	11,668,093
Pearson Dollar Finance plc 5.700%, 06/01/14 (144A)	13,500,000	14,470,866
Temasek Financial I, Ltd. 4.300%, 10/25/19 (144A)	5,500,000	6,173,866

		37,184,021

Diversified Telecommunication Services—0.0%
Deutsche Telekom International Finance B.V. 5.250%, 07/22/13	425,000	443,704
Qtel International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	416,600
4.750%, 02/16/21 (144A)	800,000	854,000

		1,714,304

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Electric Utilities—1.0%
Centrais Eletricas Brasileiras S.A. 6.875%, 07/30/19 (144A)	54,400,000	$63,582,720
EDF S.A. 5.500%, 01/26/14 (144A)	5,100,000	5,401,528
6.950%, 01/26/39 (144A)	3,400,000	4,039,992
Enel Finance International N.V. 6.250%, 09/15/17 (144A)	9,350,000	9,396,273
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,315,400
7.750%, 01/20/20	5,000,000	5,962,500

		90,698,413

Gas Utilities—0.0%
ENN Energy Holdings, Ltd. 6.000%, 05/13/21 (144A)	1,600,000	1,612,416
UFJ Finance Aruba AEC 6.750%, 07/15/13	220,000	232,051

		1,844,467

Household Durables—0.0%
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	2,657,367

Independent Power Producers & Energy Traders—0.1%
Korea Hydro & Nuclear Power Co., Ltd. 3.125%, 09/16/15 (144A)	11,200,000	11,471,712

Industrial Conglomerates—0.0%
Hutchison Whampoa International , Ltd. 6.250%, 01/24/14 (144A)	245,000	262,570

Insurance—0.1%
Dai-ichi Life Insurance Co., Ltd. (The) 7.250%, 07/25/21 (144A) (b)	7,400,000	7,818,988

Media—0.2%
British Sky Broadcasting Group plc 6.100%, 02/15/18 (144A)	15,000,000	17,471,985

Metals & Mining—0.3%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	2,400,000	2,470,457
Gerdau Trade, Inc. 5.750%, 01/30/21 (144A)	6,900,000	7,186,350
Vale Overseas, Ltd. 6.875%, 11/21/36	8,200,000	9,552,623
6.875%, 11/10/39	3,600,000	4,224,157

		23,433,587

Oil, Gas & Consumable Fuels—1.0%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700%, 08/07/18 (144A)	2,800,000	3,500,700

Oil, Gas & Consumable Fuels—(Continued)
Gazprom OAO Via Gaz Capital S.A. 5.092%, 11/29/15 (144A)	700,000	$740,250
8.146%, 04/11/18 (144A)	12,300,000	14,707,381
Series REGS 8.125%, 07/31/14	3,600,000	3,940,502
8.625%, 04/28/34	23,300,000	29,649,250
Gazprom OAO Via RBS AG 9.625%, 03/01/13 (144A)	130,000	136,520
Indian Oil Corp., Ltd. 4.750%, 01/22/15	2,200,000	2,254,366
Novatek Finance, Ltd. 5.326%, 02/03/16 (144A)	3,100,000	3,239,872
Petrobras International Finance Co. 5.750%, 01/20/20	4,800,000	5,274,614
5.375%, 01/27/21	26,600,000	28,801,709
Petroleos Mexicanos 5.500%, 06/27/44 (144A)	2,200,000	2,255,000
Ras Laffan Liquefied natural Gas Co. Ltd III 5.500%, 09/30/14	1,400,000	1,508,500

		96,008,664

Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co. B.V. Series FRN 1.366%, 11/08/13 (b)	8,000,000	8,065,088

Provincial—2.5%
Province of British Columbia 3.250%, 12/18/21 (CAD)	300,000	311,731
4.300%, 06/18/42 (CAD)	400,000	467,003
Province of Ontario 1.600%, 09/21/16	300,000	305,716
4.300%, 03/08/17 (CAD)	9,200,000	10,027,105
4.200%, 03/08/18 (CAD)	2,200,000	2,407,467
3.000%, 07/16/18	4,300,000	4,624,667
4.400%, 06/02/19 (CAD)	9,100,000	10,127,001
4.400%, 04/14/20	2,700,000	3,144,099
4.200%, 06/02/20 (CAD)	14,300,000	15,761,041
4.000%, 06/02/21 (CAD)	57,900,000	62,991,628
3.150%, 06/02/22 (CAD)	46,800,000	47,470,213
4.600%, 06/02/39 (CAD)	4,600,000	5,413,325
Series MTN 5.500%, 06/02/18 (CAD)	2,600,000	3,025,153
Province of Quebec 4.500%, 12/01/16 (CAD)	400,000	437,772
4.500%, 12/01/17 (CAD)	4,700,000	5,197,699
4.500%, 12/01/19 (CAD)	1,200,000	1,340,862
3.500%, 07/29/20	10,600,000	11,680,649
4.500%, 12/01/20 (CAD)	4,400,000	4,927,559
2.750%, 08/25/21	600,000	621,880
4.250%, 12/01/21 (CAD)	19,500,000	21,458,619
3.500%, 12/01/22 (CAD)	18,100,000	18,704,993
Series MTN 4.500%, 12/01/18 (CAD)	5,400,000	6,012,559

		236,458,741

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Real Estate Management & Development—0.0%
Qatari Diar Finance QSC Series REGS 3.500%, 07/21/15	1,000,000	$1,046,500

Road & Rail—0.0%
RZD Capital, Ltd. Series EMTN 5.739%, 04/03/17	3,200,000	3,415,776

Sovereign—1.9%
Brazil Notas do Tesouro Nacional Series F 10.000%, 01/01/17 (BRL)	307,634,000	156,893,799
10.000%, 01/01/21 (BRL)	10,136,000	5,058,654
Mexican Bonos 6.250%, 06/16/16 (MXN)	94,000,000	7,410,587
10.000%, 12/05/24 (MXN)	7,000,000	735,257
Series M 6.000%, 06/18/15 (MXN)	70,900,000	5,499,312
Panama Government International Bond 9.375%, 04/01/29	1,161,000	1,904,040
Russian Foreign Bond - Eurobond 3.250%, 04/04/17 (144A)	6,800,000	6,859,432

		184,361,081

Thrifts & Mortgage Finance—0.1%
Nykredit Realkredit A.S. Series ANN 1.675%, 04/01/38 (DKK) (b)	22,341,252	3,799,028
Series IOH 1.675%, 10/01/38 (DKK) (b)	25,123,763	4,272,182

		8,071,210

Trading Companies & Distributors—0.0%
Noble Group, Ltd. 4.875%, 08/05/15 (144A)	2,500,000	2,525,000

Total Foreign Bonds & Debt Securities (Cost $1,482,758,061)		1,493,462,684

Domestic Bonds & Debt Securities—13.0%

Biotechnology—0.0%
Amgen, Inc. 1.875%, 11/15/14	2,000,000	2,032,214

Capital Markets—2.0%
Goldman Sachs Group, Inc. (The) 1.032%, 05/23/16 (EUR) (b)	4,100,000	4,698,499
6.250%, 09/01/17	14,200,000	15,456,316
6.150%, 04/01/18	1,800,000	1,953,713
7.500%, 02/15/19	10,000,000	11,419,130
5.375%, 03/15/20	11,600,000	11,960,041
6.750%, 10/01/37	13,500,000	13,270,230
Series MTN 0.866%, 07/22/15 (b)	5,400,000	4,991,026

Capital Markets—(Continued)
Lehman Brothers Holdings, Inc. 5.625%, 01/24/13 (f)	20,600,000	$4,815,250
Series MTN 6.750%, 12/28/17 (f)	14,800,000	1,480
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	3,100,000	3,375,739
6.875%, 11/15/18	25,900,000	29,046,047
Series MTN 6.875%, 04/25/18	23,400,000	26,214,786
Morgan Stanley Series MTN 0.916%, 10/18/16 (b)	3,400,000	2,966,279
5.950%, 12/28/17	48,200,000	49,566,711
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A)	8,146,377	8,406,442

		188,141,689

Chemicals—0.3%
Dow Chemical Co. (The) 6.000%, 10/01/12	3,300,000	3,340,082
ICI Wilmington, Inc. 5.625%, 12/01/13	340,000	357,959
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	16,400,000	16,482,000
Rohm & Haas Co. 6.000%, 09/15/17	8,500,000	9,906,172

		30,086,213

Commercial Banks—0.7%
ABN Amro N.A. Holding Preferred Capital Repackage Trust I 6.523%, 11/08/12 (144A) (b)	345,000	308,344
CIT Group, Inc. Series C 5.250%, 04/01/14 (144A)	2,600,000	2,704,000
RBS Capital Trust II 6.425%, 01/03/34 (b)	120,000	79,800
USB Capital IX 3.500%, 07/30/12 (b)	8,125,000	6,263,968
Wells Fargo & Co. Series K 7.980%, 03/15/18 (b)	50,400,000	55,566,000

		64,922,112

Computers & Peripherals—0.4%
Hewlett-Packard Co. 0.747%, 05/24/13 (b)	38,300,000	38,226,541

Consumer Finance—2.3%
Ally Financial, Inc. 6.875%, 08/28/12	1,500,000	1,511,250
3.667%, 02/11/14 (b)	8,900,000	8,879,886
4.500%, 02/11/14	9,000,000	9,146,250
3.868%, 06/20/14 (b)	9,000,000	8,959,320
6.750%, 12/01/14	9,458,000	9,983,061
8.300%, 02/12/15	3,500,000	3,823,750

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Consumer Finance—(Continued)
Ally Financial, Inc. 5.500%, 02/15/17	15,000,000	$15,251,505
7.500%, 09/15/20	7,800,000	8,794,500
American Express Bank FSB Series BKNT 5.500%, 04/16/13	16,700,000	17,326,601
6.000%, 09/13/17	31,500,000	37,243,237
American Express Centurion Bank Series BKN1 6.000%, 09/13/17	34,000,000	40,199,050
Ford Motor Credit Co. LLC 7.000%, 10/01/13	500,000	534,761
8.000%, 06/01/14	2,500,000	2,774,480
7.000%, 04/15/15	900,000	1,002,491
2.750%, 05/15/15	5,600,000	5,649,302
12.000%, 05/15/15	4,000,000	5,000,000
8.000%, 12/15/16	500,000	592,628
5.875%, 08/02/21	400,000	445,797
SLM Corp. 0.766%, 01/27/14 (b)	11,600,000	11,085,215
Series MTN 5.125%, 08/27/12	400,000	401,513
5.375%, 01/15/13	700,000	714,864
5.000%, 10/01/13	3,839,000	3,973,365
5.375%, 05/15/14	8,235,000	8,553,802
6.250%, 01/25/16	3,200,000	3,376,000
8.450%, 06/15/18	8,300,000	9,337,500
8.000%, 03/25/20	400,000	440,000
Springleaf Finance Corp. Series MTN 6.900%, 12/15/17	3,200,000	2,569,984
Series MTNI 4.875%, 07/15/12	800,000	800,000

		218,370,112

Diversified Financial Services—3.4%
ANZ Capital Trust II 5.360%, 12/15/13 (144A)	525,000	540,750
Bank of America Corp. Series MTNL 5.650%, 05/01/18	17,800,000	19,057,072
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	19,300,000	22,281,580
7.250%, 02/01/18	5,000,000	5,984,660
Citigroup Capital XXI 8.300%, 12/21/57 (b)	35,900,000	36,079,500
Citigroup, Inc. 5.625%, 08/27/12	1,000,000	1,006,028
5.500%, 04/11/13	17,900,000	18,409,631
2.467%, 08/13/13 (b)	7,000,000	7,050,939
5.500%, 10/15/14	35,000,000	37,076,795
6.125%, 11/21/17	19,600,000	21,740,359
6.125%, 05/15/18	2,900,000	3,242,090
8.500%, 05/22/19	3,800,000	4,699,464
General Electric Capital Corp. 6.500%, 09/15/67 (144A) (GBP) (b)	11,900,000	17,518,966

Diversified Financial Services—(Continued)
General Electric Capital Corp. 6.375%, 11/15/67 (b)	5,400,000	$5,636,250
Series GMTN 6.875%, 01/10/39	6,500,000	8,414,835
International Lease Finance Corp. 6.375%, 03/25/13	2,900,000	2,972,500
5.875%, 05/01/13	1,600,000	1,644,000
6.750%, 09/01/16 (144A)	5,300,000	5,724,000
Series MTN 5.250%, 01/10/13	2,900,000	2,965,250
JPMorgan Chase & Co. 3.150%, 07/05/16	6,700,000	6,896,766
6.000%, 01/15/18	23,400,000	26,892,005
Series 1 7.900%, 12/31/49 (b)	8,200,000	9,020,787
JPMorgan Chase Bank NA 0.798%, 06/13/16 (b)	5,300,000	4,940,893
Series BKNT 6.000%, 10/01/17	23,600,000	26,453,098
JPMorgan Chase Capital XXI Series U 1.416%, 01/15/37 (b)	27,300,000	18,534,598
TECO Finance, Inc. 6.750%, 05/01/15	4,400,000	4,999,302

		319,782,118

Diversified Telecommunication Services—0.2%
AT&T, Inc. 6.300%, 01/15/38	6,400,000	7,999,686
CenturyLink, Inc. 6.000%, 04/01/17	5,000,000	5,317,350
Embarq Corp. 7.995%, 06/01/36	6,600,000	6,913,078

		20,230,114

Electric Utilities—0.2%
Arizona Public Service Co. 4.650%, 05/15/15	165,000	179,845
Entergy Corp. 3.625%, 09/15/15	14,300,000	14,711,125

		14,890,970

Energy Equipment & Services—0.1%
Cameron International Corp. 1.397%, 06/02/14 (b)	9,100,000	9,091,837

Food & Staples Retailing—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	990,588	1,176,246

Food Products—0.3%
Kraft Foods, Inc. 6.125%, 02/01/18	23,500,000	28,194,454
6.875%, 02/01/38	2,100,000	2,755,788

		30,950,242

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—0.0%
UnitedHealth Group, Inc. 6.875%, 02/15/38	2,200,000	$3,069,007

Insurance—1.3%
American General Institutional Capital Series B 8.125%, 03/15/46 (144A)	24,700,000	25,688,000
American International Group, Inc. 4.250%, 05/15/13	8,545,000	8,724,137
5.050%, 10/01/15	6,300,000	6,693,000
6.765%, 11/15/17 (144A) (GBP)	2,639,000	4,470,042
8.250%, 08/15/18	300,000	363,052
Series EMTN 5.000%, 06/26/17 (EUR)	24,000,000	31,070,536
Series MTN 5.450%, 05/18/17	700,000	761,543
5.850%, 01/16/18	23,700,000	26,263,321
Series REGS 8.000%, 05/22/68 (EUR) (b)	2,750,000	3,354,838
8.625%, 05/22/68 (GBP) (b)	2,600,000	4,088,297
CNA Financial Corp. 5.850%, 12/15/14	5,000,000	5,367,480
Dragon 2012 LLC 1.972%, 03/12/24	1,000,000	998,646
Nationwide Financial Services, Inc. 5.900%, 07/01/12	60,000	60,000
Pacific LifeCorp 6.000%, 02/10/20 (144A)	2,600,000	2,842,359
Principal Life Income Funding Trusts Series MTN 5.300%, 04/24/13	3,400,000	3,527,674
Prudential Holdings LLC 8.695%, 12/18/23 (144A)	150,000	185,560

		124,458,485

IT Services—0.2%
International Business Machines Corp. 5.700%, 09/14/17	17,800,000	21,425,362

Machinery—0.2%
Caterpillar, Inc. 0.637%, 05/21/13 (b)	15,000,000	15,051,600

Media—0.1%
COX Communications, Inc. 4.625%, 06/01/13	430,000	445,190
Historic TW, Inc. 9.150%, 02/01/23	155,000	215,819
Time Warner Cable, Inc. 5.400%, 07/02/12	5,000,000	5,000,000
Time Warner, Inc. 5.875%, 11/15/16	6,500,000	7,619,144

		13,280,153

Multi-Utilities—0.0%
Dominion Resources, Inc. Series E 6.300%, 03/15/33	210,000	$267,769
Nisource Finance Corp. 6.150%, 03/01/13	216,000	223,395

		491,164

Oil, Gas & Consumable Fuels—0.0%
El Paso Corp. Series GMTN 7.750%, 01/15/32	2,715,000	3,066,185
Spectra Energy Capital LLC 6.250%, 02/15/13	375,000	385,806
Transcontinental Gas Pipe Line Co. LLC Series B 8.875%, 07/15/12	35,000	35,081

		3,487,072

Paper & Forest Products—0.1%
International Paper Co. 5.250%, 04/01/16	6,500,000	7,159,418

Pharmaceuticals—0.5%
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	49,400,000	51,294,589

Real Estate Investment Trusts—0.1%
HCP, Inc. Series MTN 6.700%, 01/30/18	7,500,000	8,718,675

Road & Rail—0.2%
Con-way, Inc. 7.250%, 01/15/18	10,000,000	11,529,900
CSX Corp. 6.250%, 03/15/18	8,100,000	9,761,715
Norfolk Southern Corp. 5.590%, 05/17/25	60,000	72,656
7.800%, 05/15/27	7,000	10,091

		21,374,362

Specialty Retail—0.2%
Limited Brands, Inc. 6.900%, 07/15/17	15,000,000	16,725,000

Tobacco—0.1%
Altria Group, Inc. 9.700%, 11/10/18	7,600,000	10,529,944
Reynolds American, Inc. 7.625%, 06/01/16	2,400,000	2,895,048

		13,424,992

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Trading Companies & Distributors—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	$5,565,350
GATX Financial Corp. 5.800%, 03/01/16	5,000,000	5,352,830

		10,918,180

Total Domestic Bonds & Debt Securities (Cost $1,158,891,623)		1,248,778,467

Mortgage-Backed Securities—4.4%

Collateralized Mortgage Obligations—2.8%
Adjustable Rate Mortgage Trust Series 2005-1 Class 2A21 2.887%, 05/25/35 (b)	119,585	119,426
Series 2005-8 Class 3A21 4.583%, 11/25/35 (b)	977,381	688,464
American Home Mortgage Assets Series 2006-5 Class A1 1.067%, 11/25/46 (b)	5,166,490	2,146,085
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.736%, 02/25/45 (b)	2,541,074	2,211,924
Arran Residential Mortgages Funding plc Series 2010-1A Class A1B 1.889%, 05/16/47 (144A) (EUR) (b)	1,239,811	1,571,400
Series 2010-1A Class A2B 2.089%, 05/16/47 (144A) (EUR) (b)	13,300,000	16,902,891
Banc of America Funding Corp. Series 2005-D Class A1 2.628%, 05/25/35 (b)	3,787,215	3,871,967
Series 2006-A Class 1A1 2.643%, 02/20/36 (b)	8,966,878	8,256,760
Series 2006-J Class 4A1 5.700%, 01/20/47 (b)	517,626	316,579
BCAP LLC Trust Series 2006-AA2 Class A1 0.415%, 01/25/37 (b)	3,298,037	1,734,545
Series 2011-RR4 Class 8A1 5.250%, 02/26/36 (144A)	12,123,087	12,093,659
Series 2011-RR5 Class 5A1 5.250%, 08/26/37 (144A)	23,354,000	22,886,920
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 2.897%, 02/25/33 (b)	32,587	27,359
Series 2005-5 Class A1 2.220%, 08/25/35 (b)	52,063	50,859
Series 2005-5 Class A2 2.250%, 08/25/35 (b)	1,555,166	1,448,983
Bear Stearns ALT-A Trust Series 2004-11 Class 1A2 1.085%, 11/25/34 (b)	1,188,057	1,007,006
Series 2005-4 Class 23A1 2.883%, 05/25/35 (b)	2,751,796	2,199,886

Collateralized Mortgage Obligations—(Continued)
Series 2005-7 Class 22A1 2.879%, 09/25/35 (b)	2,129,225	$1,466,697
Series 2006-6 Class 31A1 2.752%, 11/25/36 (b)	6,434,706	3,548,229
Series 2006-6 Class 32A1 2.828%, 11/25/36 (b)	3,670,209	1,965,395
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.846%, 01/26/36 (b)	2,198,301	1,308,838
Series 2007-R6 Class 2A1 2.829%, 12/26/46 (b)	1,498,177	840,150
CC Mortgage Funding Corp. Series 2004-3A Class A1 0.495%, 08/25/35 (144A) (b)	99,257	68,368
Series 2007-2A Class A1 0.375%, 05/25/48 (144A) (b)	3,757,228	2,439,301
Chase Mortgage Finance Corp. Series 2005-A1 Class 1A1 5.247%, 12/25/35 (b)	14,844,602	14,050,988
Series 2006-A1 Class 4A1 5.817%, 09/25/36 (b)	8,579,705	7,453,472
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.580%, 10/25/35 (b)	9,477,560	8,337,841
Series 2005-6 Class A1 2.230%, 09/25/35 (b)	5,833,874	5,459,651
Series 2005-6 Class A2 2.340%, 09/25/35 (b)	1,910,591	1,685,243
Countrywide Alternative Loan Trust Series 2005-J3 Class 2A2 4.755%, 05/25/35 (b) (g)	6,753,738	888,339
Series 2006-OA1 Class 2A1 0.454%, 03/20/46 (b)	312,654	156,503
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-2 Class 2A1 0.565%, 03/25/35 (b)	1,418,744	889,708
Series 2005-3 Class 1A2 0.535%, 04/25/35 (b)	164,372	104,085
Series 2005-R2 Class 1AF1 0.585%, 06/25/35 (144A) (b)	5,483,494	4,690,786
Series 2006-HYB5 Class 2A1 2.744%, 09/20/36 (b)	7,500,744	3,748,332
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-P1A Class A 0.888%, 03/25/32 (144A) (b)	122,887	91,864
Series 2003-8 Class 5A1 6.500%, 04/25/33	111,810	118,702
Series 2005-10 Class 8A3 6.000%, 11/25/35	3,617,189	2,836,618
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 2A1 2.458%, 07/19/44 (b)	1,126,079	901,832

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities Series 2005-FA10 Class 1A2 4.455%, 01/25/36 (b) (g)	77,174,417	$10,976,479
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 2A1 2.658%, 08/25/35 (b)	426,121	351,801
GMAC Mortgage Corp. Loan Trust Series 93 Class I 5.940%, 07/01/13 (h)	338	335
Granite Mortgages plc Series 2003-3 Class 2A 1.121%, 01/20/44 (EUR) (b)	541,185	663,330
Series 2003-3 Class 3A 1.393%, 01/20/44 (GBP) (b)	870,533	1,315,326
Series 2004-3 Class 2A2 0.939%, 09/20/44 (EUR) (b)	534,857	652,596
Series 2004-3 Class 3A2 1.298%, 09/20/44 (GBP) (b)	4,488,131	6,764,447
Greenpoint Mortgage Funding Trust Series 2005-AR1 Class A2 0.465%, 06/25/45 (b)	112,333	73,143
Series 2006-AR8 Class 1A1A 0.325%, 01/25/47 (b)	1,180	1,177
GSR Mortgage Loan Trust Series 2003-2F Class 3A1 6.000%, 03/25/32	367	385
Series 2005-AR6 Class 2A1 2.651%, 09/25/35 (b)	139,692	136,588
Series 2006-AR2 Class 2A1 2.910%, 04/25/36 (b)	4,624,710	3,691,879
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.463%, 05/19/35 (b)	1,744,560	1,099,663
Series 2006-12 Class 2A2A 0.433%, 01/19/38 (b)	261,147	157,523
Holmes Master Issuer plc Series 2011-1A Class A3 2.107%, 10/15/54 (144A) (EUR) (b)	7,600,000	9,675,808
Indymac ARM Trust Series 2001-H2 Class A1 1.717%, 01/25/32 (b)	635	514
Series 2001-H2 Class A2 1.750%, 01/25/32 (b)	36,971	29,705
Indymac Index Mortgage Loan Trust Series 2004-AR11 Class 2A 2.669%, 12/25/34 (b)	284,247	219,975
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.005%, 02/25/35 (b)	737,561	740,198
Series 2005-A4 Class 1A1 5.314%, 07/25/35 (b)	10,651,304	10,555,730
Series 2005-S3 Class 1A2 5.750%, 01/25/36	1,122,901	1,037,049
Series 2007-A1 Class 5A5 2.852%, 07/25/35 (b)	6,477,979	6,344,274

Collateralized Mortgage Obligations—(Continued)
MASTR Alternative Loans Trust Series 2006-2 Class 2A1 0.645%, 03/25/36 (b)	915,839	$170,276
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.455%, 02/25/36 (b)	1,796,800	1,320,043
MLCC Mortgage Investors, Inc. Series 2005-2 Class 2A1 4.250%, 10/25/35 (b)	1,066,833	959,286
Series 2005-2 Class 3A 1.239%, 10/25/35 (b)	341,056	297,502
Series 2005-3 Class 4A 0.495%, 11/25/35 (b)	217,538	181,982
Morgan Stanley Mortgage Loan Trust Series 2005-4 Class 5A3 5.500%, 08/25/35	8,613,661	8,632,056
Nomura Asset Acceptance Corp. Series 2005-AP2 Class A5 4.976%, 05/25/35	6,801,072	5,881,224
RBSSP Resecuritization Trust Series 2011-4 Class 6A1 0.485%, 06/27/36 (144A) (b)	8,300,000	4,641,128
Residential Accredit Loans, Inc. Series 2003-QS6 Class A7 0.645%, 03/25/33 (b)	693,145	628,928
Series 2006-QO6 Class A1 0.425%, 06/25/46 (b)	2,284,899	776,172
Series 2006-QS7 Class A1 6.000%, 06/25/36	3,212,643	2,121,020
Residential Asset Securitization Trust Series 2003-A4 Class A3 0.645%, 05/25/33 (b)	405,620	388,011
Series 2006-R1 Class A2 0.645%, 01/25/46 (b)	2,230,434	938,161
Residential Funding Mortgage Securities I Series 2003-S11 Class A3 0.595%, 06/25/18 (b)	20,806	20,346
Sequoia Mortgage Trust Series 2003-4 Class 2A1 0.594%, 07/20/33 (b)	704,245	626,225
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Class 3A1 2.750%, 01/25/35 (b)	3,933,132	3,241,346
Series 2005-17 Class 3A1 2.742%, 08/25/35 (b)	296,743	236,825
Series 2005-7 Class 4A 2.767%, 04/25/35 (b)	12,954,903	10,164,314
Structured Asset Mortgage Investments, Inc. Series 2005-AR2 Class 2A1 0.475%, 05/25/45 (b)	1,792,785	1,082,671
Series 2005-AR5 Class A1 0.493%, 07/19/35 (b)	236,664	180,813
Series 2005-AR5 Class A2 0.493%, 07/19/35 (b)	482,682	419,803
Series 2005-AR5 Class A3 0.493%, 07/19/35 (b)	1,312,018	1,150,788

See accompanying notes to financial statements.

MIST-18

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Series 2006-11 Class A1 2.797%, 10/28/35 (144A) (b)	83,998	$66,637
WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Class A 2.390%, 02/27/34 (b)	421,193	420,712
Series 2002-AR6 Class A 1.547%, 06/25/42 (b)	272,778	222,140
Series 2002-AR9 Class 1A 1.547%, 08/25/42 (b)	140,220	113,395
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1 2.508%, 09/25/33 (b)	1,655,642	1,658,961
Series 2006-AR2 Class 2A1 2.622%, 03/25/36 (b)	8,757,420	7,778,849
Series 2006-AR2 Class 2A5 2.622%, 03/25/36 (b)	18,609,518	15,613,748
Series 2006-AR4 Class 2A6 5.610%, 04/25/36 (b)	1,584,386	618,656
Series 2006-AR8 Class 2A4 2.659%, 04/25/36 (b)	2,806,324	2,285,898

		267,911,496

Commercial Mortgage-Backed Securities—1.6%
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.992%, 11/15/15 (144A) (b)	6,736,884	6,386,906
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-1 Class A4 5.451%, 01/15/49	8,400,000	9,555,966
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15 Class A4 5.331%, 02/11/44	400,000	431,992
Series 2007-PW18 Class A4 5.700%, 06/11/50	6,400,000	7,406,346
Series 2007-T26 Class A4 5.471%, 01/12/45 (b)	1,100,000	1,266,600
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class A4 5.306%, 12/10/46	1,900,000	2,145,515
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.851%, 03/15/39 (b)	400,000	441,113
Series 2006-C4 Class A3 5.467%, 09/15/39	22,300,000	24,778,366
European Loan Conduit Series 25X Class A 0.840%, 05/15/19 (EUR) (b)	868,438	928,662
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 4.799%, 08/10/42 (b)	100,000	107,981

Commercial Mortgage-Backed Securities—(Continued)
Series 2007-GG9 Class A4 5.444%, 03/10/39	9,800,000	$10,911,036
GS Mortgage Securities Corp. II Series 2007-EOP Class A1 1.103%, 03/06/20 (144A) (b)	4,746,470	4,717,299
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD12 Class A4 5.882%, 02/15/51 (b)	900,000	1,026,654
Series 2007-LDPX Class A3 5.420%, 01/15/49	400,000	449,577
Series 2010-C2 Class A3 4.070%, 11/15/43 (144A)	13,700,000	15,053,135
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 5.866%, 09/15/45 (b)	15,200,000	17,502,352
Merrill Lynch Floating Trust Series 2008-LAQA Class A1 0.779%, 07/09/21 (144A) (b)	10,862,785	10,649,630
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485%, 03/12/51 (b)	2,200,000	2,404,050
Series 2007-8 Class A3 6.163%, 08/12/49 (b)	11,800,000	13,022,504
Morgan Stanley Capital I Series 2007-IQ15 Class A4 6.076%, 06/11/49 (b)	3,600,000	4,093,497
Series 2007-IQ16 Class A4 5.809%, 12/12/49	200,000	232,642
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class A2 4.920%, 03/12/35	455,766	462,276
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.979%, 08/12/45 (144A) (b)	900,000	1,023,895
Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2 5.994%, 07/22/30 (144A) (b)	761,095	776,549
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A Class A1 0.332%, 09/15/21 (144A) (b)	2,136,471	2,070,708
Series 2007-C32 Class A3 5.927%, 06/15/49 (b)	16,700,000	18,253,726

		156,098,977

Total Mortgage-Backed Securities (Cost $428,668,368)		424,010,473

Municipals—3.5%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	9,907,779

See accompanying notes to financial statements.

MIST-19

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Municipals—(Continued)

Security Description	Par Amount†	Value
Bay Area Toll Bridge Authority Build America Bonds Series S1 7.043%, 04/01/50	10,400,000	$14,720,888
Buckeye Tobacco Settlement Financing Authority Series A-2 5.875%, 06/01/47	4,600,000	3,534,134
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	3,058,475
California State General Obligation Unlimited, Build America Bonds 7.950%, 03/01/36	5,700,000	6,750,168
7.550%, 04/01/39	2,900,000	3,732,068
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects Series-B2 7.804%, 03/01/35	3,100,000	3,585,026
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	5,272,828
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	9,486,594
Chicago Transit Authority Transfer Tax Receipts Revenue Series A 6.300%, 12/01/21	400,000	444,636
6.899%, 12/01/40	7,300,000	8,697,074
Series B 6.300%, 12/01/21	700,000	778,113
6.899%, 12/01/40	7,200,000	8,577,936
Clark County NV, Airport Revenue Series C 6.820%, 07/01/45	4,800,000	6,573,840
Clark County NV, Refunding 4.750%, 06/01/30 (AGM)	5,500,000	5,875,100
East Baton Rouge Sewer Commission Build America Bonds 6.087%, 02/01/45	17,000,000	19,050,030
Golden State Tobacco Securitization Corp., Series A-1 5.000%, 06/01/33	10,000,000	7,569,900
Illinois Finance Authority Peoples Gas Light & Coke 5.000%, 02/01/33 (AMBAC)	7,410,000	7,463,426
Irvine Ranch CA, Water District, Build America Bonds, Taxable Series B 6.622%, 05/01/40	21,700,000	30,381,302
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	2,812,946

Los Angeles Department of Water & Power Revenue Build America Bonds 6.166%, 07/01/40	60,200,000	$68,249,342
6.603%, 07/01/50	3,200,000	4,614,016
Subseries A-2 5.000%, 07/01/44 (AMBAC)	2,900,000	3,151,459
Los Angeles, California Unified School District Build America Bonds 6.758%, 07/01/34	1,100,000	1,425,952
Refunding, Series A 4.500%, 07/01/25 (NATL-RE)	5,000,000	5,432,050
4.500%, 01/01/28 (NATL-RE)	3,700,000	3,934,210
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority Series A2 6.089%, 11/15/40	200,000	253,304
New Jersey Economic Development Authority Build America Bonds 1.468%, 06/15/13 (b)	19,100,000	19,120,055
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	37,241,605
Palomar Community College District Series A 4.750%, 05/01/32 (AGM)	300,000	317,175
Pennsylvania Economic Development Financing Authority Build America Bonds 6.532%, 06/15/39	1,000,000	1,211,690
Port Authority of New York & New Jersey, One Hundred Sixtieth 5.647%, 11/01/40 (GO OF AUTH)	3,000,000	3,639,270
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit Series 2-B 7.242%, 01/01/41	1,800,000	2,135,772
State of California General Obligation Unlimited, Build America Bonds 7.700%, 11/01/30	100,000	117,964
7.500%, 04/01/34	2,900,000	3,625,696
5.650%, 04/01/39	2,700,000	2,799,306
7.600%, 11/01/40	1,900,000	2,472,508
6.548%, 05/15/48	3,400,000	4,461,242
State of Georgia 6.655%, 04/01/57	1,300,000	1,491,308
State of Texas Transportation Commission Mobility Funding Series A 4.750%, 04/01/35	3,500,000	3,739,715
State of Texas Transportation Commission Revenue, Build America Bonds Series B 5.178%, 04/01/30	2,300,000	2,782,310
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	900,000	699,921
Series A 7.467%, 06/01/47	7,830,000	5,903,742

See accompanying notes to financial statements.

MIST-20

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Municipals—(Continued)

Security Description	Par Amount†	Value

Tobacco Settlement Funding Corp. 5.875%, 05/15/39	2,000,000	$2,049,020

Total Municipals (Cost $291,788,134)		339,140,895

Asset-Backed Securities—1.5%

Asset-Backed - Home Equity—0.2%
Asset Backed Funding Certificates Series 2004-OPT5 Class A1 0.595%, 06/25/34 (b)	3,793,052	2,836,206
Asset Backed Securities Corp. Series 2007-HE2 Class A2 0.325%, 05/25/37 (b)	230,635	175,508
Bear Stearns Asset Backed Securities Trust Series 2001-3 Class A2 1.045%, 10/27/32 (b)	19,042	16,343
Series 2007-HE3 Class 1A3 0.495%, 04/25/37 (b)	15,761,000	5,055,892
Series 2007-HE7 Class 1A1 1.245%, 10/25/37 (b)	6,916,932	4,383,294
Morgan Stanley ABS Capital I Series 2007-HE6 Class A1 0.305%, 05/25/37 (b)	412,386	323,143
Option One Mortgage Loan Trust Series 2003-5 Class A2 0.885%, 08/25/33 (b)	27,090	22,188
Series 2007-6 Class 2A1 0.305%, 07/25/37 (b)	290,905	281,277
Renaissance Home Equity Loan Trust Series 2003-2 Class A 0.685%, 08/25/33 (b)	243,408	203,504
Soundview Home Equity Loan Trust Series 2007-OPT1 Class 2A1 0.325%, 06/25/37 (b)	50,881	42,311

		13,339,666

Asset-Backed - Other—1.2%
ARES CLO, Ltd. Series 2005-9A Class A1A 0.736%, 04/20/17 (144A) (b)	2,467,798	2,451,231
Babson CLO, Ltd. Series 2004-1A Class A2A 0.838%, 06/15/16 (144A) (b)	1,648,340	1,633,037
Blackrock Senior Income Series Corp. Series 2006-4A Class A 0.706%, 04/20/19 (144A) (b)	7,870,863	7,468,487
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.565%, 10/25/35 (b)	547,327	529,793
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.305%, 07/25/45 (b)	930,728	607,141
Conseco Financial Corp. Series 1998-3 Class A5 6.220%, 03/01/30	92,912	101,597

Asset-Backed - Other—(Continued)
Denali Capitala CLO IV, Ltd. Series 4A Class A 0.838%, 08/23/16 (144A) (b)	845,012	$841,635
Galaxy CLO, Ltd. Series 2007-8A Class A 0.706%, 04/25/19 (144A) (b)	14,400,681	13,742,501
Grayston CLO, Ltd. Series 2004-1A Class A1L 0.847%, 08/15/16 (144A) (b)	255,808	255,535
Hillmark Funding Series 2006-1A Class A1 0.717%, 05/21/21 (144A) (b)	29,600,000	27,957,999
Hudson Straits CLO, Ltd. Series 2004-1A Class A2 0.847%, 10/15/16 (144A) (b)	906,194	903,853
Katonah, Ltd. Series 3A Class A 0.907%, 05/18/15 (144A) (b)	672,724	670,121
Mid-State Trust Series 8 Class A 7.791%, 03/15/38	172,032	163,336
Mountain View Funding CLO Series 2006-1A Class A1 0.727%, 04/15/19 (144A) (b)	4,958,831	4,826,301
MSIM Peconic Bay, Ltd. Series 2007-1A Class A1A 0.746%, 07/20/19 (144A) (b)	9,200,000	8,907,624
Octagon Investment Partners V, Ltd. Series 5A Class A1 0.767%, 11/28/18 (144A) (b)	11,577,242	11,240,532
Octagon Investment Partners VII, Ltd. Series 2004-7A Class A1L 0.827%, 12/02/16 (144A) (b)	2,379,054	2,358,624
Pacifica CDO, Ltd. Series 2004-3A Class A1 0.858%, 05/13/16 (144A) (b)	2,629,273	2,597,221
Series 2005-5A Class A1 0.726%, 01/26/20 (144A) (b)	12,051,095	11,724,318
Penta CLO S.A. Series 2007-1X Class A1 1.166%, 06/04/24 (EUR) (b)	2,808,091	3,234,241
Popular ABS Mortgage Pass-Through Trust Series 2007-A Class A1 0.335%, 06/25/47 (b)	1,307,511	1,042,597
Small Business Administration Participation Certificates Series 1998-20J Class 1 5.500%, 10/01/18	38,338	41,614
Series 2008-20L Class 1 6.220%, 12/01/28	7,841,714	9,091,902
Tobacco Settlement Financing Corp. Series 2002-A Class C 6.250%, 06/01/42	1,300,000	1,329,367
United States Small Business Administration Series 2008-10A Class 1 5.471%, 03/10/18	3,012,281	3,316,278

		117,036,885

See accompanying notes to financial statements.

MIST-21

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Asset-Backed Securities—(Continued)

Security Description	Shares/Par/ Principal Amount†	Value

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust Series 2004-4 Class A4 0.596%, 01/25/19 (b)	5,763,192	$5,743,338
Series 2008-2 Class A2 0.916%, 01/25/17 (b)	2,863,932	2,867,231
Series 2010-C Class A2 2.892%, 12/16/19 (144A) (b)	2,200,000	2,234,904

		10,845,473

Total Asset-Backed Securities (Cost $143,089,531)		141,222,024

Convertible Preferred Stock—0.6%

Commercial Banks—0.6%
Wells Fargo & Co. Series L 7.500%, 12/31/49 (Cost—$40,014,654)	53,950	60,693,750

Preferred Stock—0.3%

Diversified Financial Services—0.3%
GMAC Capital Trust I Series 2 (b) (Cost—$28,270,000)	1,130,800	27,195,740

Loan Participations—0.3%

Consumer Finance—0.3%
Springleaf Finance Corp. Term Loan 5.500%, 05/10/17 (b)	23,300,000	22,006,035

Oil, Gas & Consumable Fuels—0.0%
Petroleum Export, Ltd. 3.468%, 12/20/12 (b)	2,623,380	2,439,743

Total Loan Participations (Cost $25,811,444)		24,445,778

Short-Term Investments—3.1%

Foreign Government—0.4%
Japan Treasury Bills 0.099%, 07/30/12 (JPY) (i)	2,720,000,000	34,025,197

U.S. Treasury—0.0%
U.S. Treasury Bills 0.162%, 04/04/13 (d) (i)	2,000	1,998
0.169%, 05/02/13 (d) (i)	1,429,000	1,426,959
0.169%, 05/30/13 (d) (i)	1,469,000	1,466,700

		2,895,657

Security Description	Par Amount†	Value

Commercial Paper—0.6%
Bank of Nova Scotia 0.716%, 08/09/12	7,400,000	$7,397,780
British Telecommunications plc 0.900%, 10/29/12	7,400,000	7,377,800
Itau Unibanco S.A. New York 0.000%, 11/05/12	8,900,000	8,850,163
1.622%, 11/13/12	30,000,000	29,821,437

		53,447,180

Repurchase Agreements—2.1%
Citigroup, Inc. Repurchase Agreement dated 06/29/12 at 0.200% to be repurchased at $5,500,092 on 07/02/12 collateralized by $5,620,000 U.S. Treasury Note at 0.250% due 03/31/14 with a value of $5,618,406	5,500,000	5,500,000
Repurchase Agreement dated 06/29/12 at 0.220% to be repurchased at $5,500,101 on 07/02/12 collateralized by $5,615,000 Federal Home Loan Bank at 0.350% due 11/22/13 with a value of $5,617,020	5,500,000	5,500,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $2,901,002 on 07/02/12, collateralized by $2,905,000 U.S. Treasury Note at 1.250% due 04/15/14 with a value of $2,959,469	2,901,000	2,901,000
Goldman Sachs & Co. Repurchase Agreement dated 06/25/12 at 0.180% to be repurchased at $19,002,225 on 07/17/12 collateralized by $9,437,651 Federal National Mortgage Association at 5.500% due 11/01/33 with a value of $10,339,340; and by $8,645,739 Federal National Mortgage Association at 4.500% due 08/01/39 with a value of $9,297,952	19,000,000	19,000,000
Repurchase Agreement dated 06/29/12 at 0.190% to be repurchased at $5,800,092 on 07/02/12 collateralized by $5,556,943 Federal National Mortgage Association at 4.500% due 08/01/41 with a value of $5,984,481	5,800,000	5,800,000
JPMorgan Securities, Inc. Repurchase Agreement dated 06/29/12 at 0.190% to be repurchased at $8,300,657 on 07/02/12 collateralized by $7,980,000 Federal Home Loan Mortgage Global Note at 4.500% due 07/15/13 with a value of $8,491,279	8,300,000	8,300,000

See accompanying notes to financial statements.

MIST-22

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreements—(Continued)
Morgan Stanley & Co., Inc. Repurchase Agreement dated 06/29/12 at 0.200% to be repurchased at $11,000,183 on 07/02/12 collateralized by $5,508,400 U.S. Treasury Note at 1.000% due 08/31/16 with a value of $5,624,200; and by $4,254,900 U.S. Treasury Bond at 4.250% due 11/15/40 with a value of $5,693,762.	11,000,000	$11,000,000
Repurchase Agreement dated 06/29/12 at 0.210% to be repurchased at $5,500,096 on 07/02/12 collateralized by $5,614,000 Federal Farm Credit Bank at 0.300% due 12/11/14 with a value of $5,611,979.	5,500,000	5,500,000
UBS Securities LLC Repurchase Agreement dated 06/29/12 at 0.200% to be repurchased at $140,402,340 on 07/02/12 collateralized by $86,837,100 U.S. Treasury Note at 0.750% due 03/31/13 with a value of $87,360,202; and by $50,000,000 U.S. Treasury Note at 2.750% due 02/15/19 with a value of $56,259,959.	140,400,000	140,400,000

		203,901,000

Total Short-Term Investments (Cost $293,732,642)		294,269,034

Total Investments—131.4% (Cost $12,278,470,950#)		12,582,453,933
Other assets and liabilities (net)—(31.4)%		(3,012,071,127)

Net Assets—100.0%		$9,570,382,806

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments was $12,278,470,950. The aggregate unrealized appreciation and depreciation of investments were $413,876,365 and $(109,893,382), respectively, resulting in net unrealized appreciation of $303,982,983.
(a)	This security is traded on a “to-be-announced” basis.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open future contracts. As of June 30, 2012, the value of the securities pledged amounted to $16,763,390.
(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of June 30, 2012, the market value of securities pledged was $15,010,727.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2012, the market value of securities pledged was $52,508,770.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Interest only security.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent less than 0.05% of net assets.
(i)	Zero coupon bond—Interest rate represents current yield to maturity.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2012, the market value of restricted securities was $6,633,816, which is 0.1% of net assets. See details below.
(k)	All or a portion of this security has been purchased in a treasury roll transaction (see Note 2 of the Notes to Financial Statements).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $1,002,121,695, which is 10.5% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AMBAC)—	American Municipal Bond Assurance Corporation
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GBP)—	British Pound
(GMTN)—	Global Medium-Term Note
(GOOFAUTH)—	General Obligation of Authority
(JPY)—	Japanese Yen
(MTN)—	Medium-Term Note
(MXN)—	Mexican Peso
(NATL-RE)—	National Reinsurance
(TBA)—	To Be Announced

Restricted Securities

	Acquisition Date	Par Amount	Cost	Value
Royal Bank of Scotland plc (The), Series MPLE	03/07/11	$7,763,000	$7,137,383	$6,633,816

See accompanying notes to financial statements.

MIST-23

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Forward Sales Commitments

Securities Sold Short	Counterparty	Par Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Credit Suisse International	(175,000,000)	3.000%	TBA	$(179,140,625)	$(179,511,728)
Fannie Mae 30 Yr. Pool	Credit Suisse International	(67,000,000)	3.500%	TBA	(70,152,812)	(70,444,222)
Fannie Mae 30 Yr. Pool	Credit Suisse International	(4,500,000)	6.000%	TBA	(4,947,891)	(4,945,079)
Fannie Mae 30 Yr. Pool	Goldman Sachs International	(10,000,000)	5.000%	TBA	(10,809,375)	(10,821,877)
Fannie Mae 30 Yr. Pool	Goldman Sachs International	(5,000,000)	6.000%	TBA	(5,496,875)	(5,494,532)
U.S. Treasury Notes	Morgan Stanley	(2,300,000)	1.375%	2/28/19	(2,348,516)	(2,348,875)

					$(272,896,094)	$(273,566,313)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$8,529,235,088	$—	$8,529,235,088
Total Foreign Bonds & Debt Securities*	—	1,493,462,684	—	1,493,462,684
Total Domestic Bonds & Debt Securities*	—	1,248,778,467	—	1,248,778,467
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	267,911,161	335	267,911,496
Commercial Mortgage-Backed Securities	—	156,098,977	—	156,098,977
Total Mortgage-Backed Securities	—	424,010,138	335	424,010,473
Total Municipals	—	339,140,895	—	339,140,895
Total Asset-Backed Securities*	—	141,222,024	—	141,222,024
Total Convertible Preferred Stock*	60,693,750	—	—	60,693,750
Total Preferred Stock*	27,195,740	—	—	27,195,740
Total Loan Participations*	—	24,445,778	—	24,445,778
Short-Term Investments
Foreign Government	—	34,025,197	—	34,025,197
U.S. Treasury	—	2,895,657	—	2,895,657
Commercial Paper	—	53,447,180	—	53,447,180
Repurchase Agreements	—	203,901,000	—	203,901,000
Total Short-Term Investments	—	294,269,034	—	294,269,034
Total Investments	$87,889,490	$12,494,564,108	$335	$12,582,453,933

See accompanying notes to financial statements.

MIST-24

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2012

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Sales Commitments	$—	$(273,566,313)	$—	$(273,566,313)
Borrowings	$—	$(12,765,549)	$—	$(12,765,549)
Forwards Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$11,168,537	$—	$11,168,537
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(21,489,803)	—	(21,489,803)
Total Forwards Contracts	$—	$(10,321,266)	$—	$(10,321,266)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$8,670,701	$—	$—	$8,670,701
Total Futures Contracts	$8,670,701	$—	$—	$8,670,701
Written Options**
Inflation Floor	$—	$(178,141)	$—	$(178,141)
Interest Rate Swaptions	—	(1,615,309)	—	(1,615,309)
Total Written Options	$—	$(1,793,450)	$—	$(1,793,450)
Centrally Cleared Swap Contracts**
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$850,812	$—	$850,812
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(37,069,531)	—	(37,069,531)
Total Centrally Cleared Swap Contracts	$—	$(36,218,719)	$—	$(36,218,719)
OTC Swap Contracts**
OTC Swap Contracts at Value (Assets)	$—	$19,477,482	$—	$19,477,482
OTC Swap Contracts at Value (Liabilities)	—	(14,043,558)	—	(14,043,558)
Total OTC Swap Contracts	$—	$5,433,924	$—	$5,433,924

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and centrally cleared swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options and OTC swap contracts are presented at value.

Preferred Stocks in the amount of $22,007,064 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain	Change in Unrealized Depreciation	Sales	Balance as of June 30, 2012	Change in Unrealized Depreciation from investments still held at June 30, 2012
Mortgage-Backed Securities	$1,687	$14	$(9)	$(1,357)	$335	$(9)

See accompanying notes to financial statements.

MIST-25

Met Investors Series Trust

PIMCO Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2012

Assets
Investments at value (a)		$12,582,453,933
Cash		2,487,073
Cash denominated in foreign currencies (b)		390,397
Cash collateral (c)		57,000
Receivable for investments sold (d)		140,220,296
Receivable for TBA securities sold (e)		2,152,663,813
Receivable for shares sold		1,298,400
Interest receivable		64,289,205
Net variation margin on futures contracts		33,071
Swap interest receivable		653,914
Swaps at market value (f)		19,477,482
Unrealized appreciation on forward foreign currency exchange contracts		11,168,537
Variation margin receivable on swap contracts		10,775,144
Miscellaneous assets		348,872

Total Assets		14,986,317,137
Liabilities
Payables for:
Investments purchased	$300,528,937
TBA securities purchased	4,735,169,758
Borrowings	12,765,549
Shares redeemed	8,183,436
Cash collateral (g)	35,540,000
Forward sales commitments, at value	273,566,313
Outstanding written options (h)	1,793,450
Swaps at market value (i)	14,043,558
Unrealized depreciation on forward foreign currency exchange contracts	21,489,803
Variation margin payable on swap contracts	4,468
Variation margin on futures contracts	7,136,649
Interest payable on forward sales commitments	12,977
Swap interest	68,341
Accrued expenses:
Management fees	3,765,811
Distribution and service fees—Class B	938,116
Distribution and service fees—Class E	10,243
Administration fees	27,892
Custodian and accounting fees	688,867
Deferred trustees’ fees	29,886
Other expenses	170,277

Total Liabilities		5,415,934,331

Net Assets		$9,570,382,806

Net assets represented by
Paid in surplus		$9,022,402,559
Accumulated net realized gain		180,966,409
Unrealized appreciation on investments, written options contracts, futures contracts, swap contracts and foreign currency transactions		289,385,759
Undistributed net investment income		77,628,079

Net Assets		$9,570,382,806

Net Assets
Class A		$4,930,402,072
Class B		4,557,303,375
Class E		82,677,359
Capital Shares Outstanding*
Class A		399,692,213
Class B		374,777,994
Class E		6,751,395
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$12.34
Class B		12.16
Class E		12.25

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $12,278,470,950.
(b)	Identified cost of cash denominated in foreign currencies was $375,384.
(c)	Includes collateral of $13,000 for futures and $44,000 for centrally cleared swaps.
(d)	Includes $2,348,516 related to securities sold short.
(e)	Includes $270,547,578 related to proceeds from TBA sale commitments.
(f)	Net premium paid on swaps was $20,328,018.
(g)	Includes collateral of $21,590,000 for swaps, $13,075,000 for TBAs and $875,000 for forward currency exchange contracts.
(h)	Premium received on written options were $27,223,752.
(i)	Net premium received on swaps was $(14,410,482).

Statement of Operations

Six Months Ended June 30, 2012

Investment Income
Dividends		$3,171,597
Interest		104,416,271

Total investment income		107,587,868
Expenses
Management fees	$23,401,529
Administration fees	137,169
Custodian and accounting fees	1,139,018
Distribution and service fees—Class B	5,621,560
Distribution and service fees—Class E	62,860
Interest expense	34,332
Audit and tax services	70,078
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	313,173
Insurance	8,872
Miscellaneous	15,535

Total expenses	30,840,637

Net Investment Income		76,747,231

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Option Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain on:
Investments (a)		97,530,684
Futures contracts		63,076,579
Written options contracts		12,146,301
Swap contracts		59,331,772
Foreign currency transactions		36,089,197

Net realized gain on investments, futures contracts, written option contracts, swap contracts and foreign currency transactions		268,174,533

Net change in unrealized appreciation (depreciation) on:
Investments		220,448,549
Futures contracts		(17,498,178)
Written options contracts		2,600,022
Swap contracts		(36,909,545)
Foreign currency transactions		(33,735,992)

Net change in unrealized appreciation on investments, futures contracts, written option contracts, swap contracts and foreign currency transactions		134,904,856

Net realized and unrealized gain on investments, futures contracts, written option contracts, swap contracts and foreign currency transactions		403,079,389

Net Increase in Net Assets From Operations		$479,826,620

(a)	Net of foreign capital gains tax of $33,396.

See accompanying notes to financial statements.

MIST-26

Met Investors Series Trust

PIMCO Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$76,747,231	$230,917,246
Net realized gain on investments, futures contracts, written option transactions, swap contracts and foreign currency transactions	268,174,533	74,790,665
Net change in unrealized appreciation on investments, futures contracts, written option transactions, swap contracts and foreign currency transactions	134,904,856	23,348,932

Net increase in net assets resulting from operations	479,826,620	329,056,843

Distributions to Shareholders
From net investment income
Class A	(181,917,260)	(168,583,952)
Class B	(143,267,330)	(114,599,829)
Class E	(2,677,004)	(2,895,746)
From net realized capital gains
Class A	—	(181,361,626)
Class B	—	(132,645,160)
Class E	—	(3,288,406)

Net decrease in net assets resulting from distributions	(327,861,594)	(603,374,719)

Net increase (decrease) in net assets from capital share transactions	(350,318,548)	422,062,751

Net increase (decrease) in net assets	(198,353,522)	147,744,875

Net Assets
Net assets at beginning of period	9,768,736,328	9,620,991,453

Net assets at end of period	$9,570,382,806	$9,768,736,328

Undistributed net investment income at end of period	$77,628,079	$328,742,442

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	16,838,492	$208,040,320	78,747,781	$964,499,771
Reinvestments	14,935,736	181,917,260	29,210,816	349,945,578
Redemptions	(64,330,381)	(786,841,969)	(120,364,303)	(1,450,852,861)

Net decrease	(32,556,153)	$(396,884,389)	(12,405,706)	$(136,407,512)

Class B
Sales	21,546,021	$262,454,678	82,955,273	$1,003,727,570
Reinvestments	11,929,003	143,267,330	20,917,512	247,244,989
Redemptions	(29,477,803)	(357,222,533)	(54,979,342)	(660,044,100)

Net increase	3,997,221	$48,499,475	48,893,443	$590,928,459

Class E
Sales	258,600	$3,179,244	592,291	$7,234,161
Reinvestments	221,423	2,677,004	519,677	6,184,152
Redemptions	(635,901)	(7,789,882)	(3,778,746)	(45,876,509)

Net decrease	(155,878)	$(1,933,634)	(2,666,778)	$(32,458,196)

Increase (decrease) derived from capital shares transactions		$(350,318,548)		$422,062,751

See accompanying notes to financial statements.

MIST-27

Met Investors Series Trust

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.14		$12.47	$12.02	$11.60	$12.29	$11.80

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.30	0.28	0.45	0.59	0.56
Net realized and unrealized gain (loss) on investments	0.52		0.12	0.71	1.47	(0.51)	0.35

Total from investment operations	0.62		0.42	0.99	1.92	0.08	0.91

Less Distributions
Distributions from net investment income	(0.42)		(0.36)	(0.47)	(0.96)	(0.48)	(0.42)
Distributions from net realized capital gains	0.00		(0.39)	(0.07)	(0.54)	(0.29)	0.00

Total distributions	(0.42)		(0.75)	(0.54)	(1.50)	(0.77)	(0.42)

Net Asset Value, End of Period	$12.34		$12.14	$12.47	$12.02	$11.60	$12.29

Total Return (%) (b)	5.13	(c)	3.42	8.41	18.39	0.64	7.85

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.51	(d)	0.51	0.51	0.52	0.52	0.54
Ratio of net investment income to average net assets (%)	1.68	(d)	2.47	2.31	3.93	5.00	4.74
Portfolio turnover rate (%)	236.2	(c)	515.8	713.7	633.1	800.2	493.9
Net assets, end of period (in millions)	$4,930.4		$5,249.4	$5,543.8	$4,095.7	$2,696.4	$3,045.1

	Class B
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.96		$12.30	$11.87	$11.47	$12.17	$11.69

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.27	0.25	0.42	0.55	0.53
Net realized and unrealized gain (loss) on investments	0.50		0.11	0.70	1.45	(0.50)	0.34

Total from investment operations	0.59		0.38	0.95	1.87	0.05	0.87

Less Distributions
Distributions from net investment income	(0.39)		(0.33)	(0.45)	(0.93)	(0.46)	(0.39)
Distributions from net realized capital gains	0.00		(0.39)	(0.07)	(0.54)	(0.29)	0.00

Total distributions	(0.39)		(0.72)	(0.52)	(1.47)	(0.75)	(0.39)

Net Asset Value, End of Period	$12.16		$11.96	$12.30	$11.87	$11.47	$12.17

Total Return (%) (b)	5.04	(c)	3.17	8.17	18.03	0.41	7.56

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.76	(d)	0.76	0.76	0.77	0.78	0.79
Ratio of net investment income to average net assets (%)	1.44	(d)	2.23	2.06	3.64	4.77	4.51
Portfolio turnover rate (%)	236.2	(c)	515.8	713.7	633.1	800.2	943.9
Net assets, end of period (in millions)	$4,557.3		$4,436.1	$3,958.7	$2,849.6	$1,353.6	$1,274.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-28

Met Investors Series Trust

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.05		$12.37	$11.93	$11.52	$12.21	$11.73

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.28	0.27	0.44	0.57	0.54
Net realized and unrealized gain (loss) on investments	0.50		0.13	0.69	1.44	(0.51)	0.35

Total from investment operations	0.59		0.41	0.96	1.88	0.06	0.89

Less Distributions
Distributions from net investment income	(0.39)		(0.34)	(0.45)	(0.93)	(0.46)	(0.41)
Distributions from net realized capital gains	0.00		(0.39)	(0.07)	(0.54)	(0.29)	0.00

Total distributions	(0.39)		(0.73)	(0.52)	(1.47)	(0.75)	(0.41)

Net Asset Value, End of Period	$12.25		$12.05	$12.37	$11.93	$11.52	$12.21

Total Return (%) (b)	4.98	(c)	3.37	8.24	18.21	0.47	7.63

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.66	(d)	0.66	0.66	0.67	0.67	0.69
Ratio of net investment income to average net assets (%)	1.54	(d)	2.31	2.17	3.82	4.88	4.61
Portfolio turnover rate (%)	236.2	(c)	515.8	713.7	633.1	800.2	943.9
Net assets, end of period (in millions)	$82.7		$83.2	$118.5	$110.9	$88.8	$132.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.

See accompanying notes to financial statements.

MIST-29

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is PIMCO Total Return Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-30

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes

MIST-31

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing

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repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions to seek to enhance returns. Reverse repurchase agreements involve sales by the Portfolio of securities concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities, and are valued in accordance with the policies outlined for short term obligations. For the six months ended June 30, 2012, the Portfolio had an outstanding reverse repurchase agreement balance for 56 days. The average amount of borrowings was $98,936,945 and the weighted average interest rate was 0.23%. As of June 30, 2012, there were no open reverse repurchase agreements.

Treasury Roll Transactions - The Portfolio may enter into treasury roll transactions in which the Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing, and not as a purchase or sale. The difference between the sale price and the repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. Treasury roll transactions involve the risk that the market value of the security that the Portfolio is required to repurchase may be less than the agreed upon price and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll. Outstanding borrowings are reflected as a liability on the Statement of Assets and Liabilities, and are valued in accordance with the polices outlined for U.S. treasury obligations. For the six months ended June 30, 2012, the Portfolio’s average amount of borrowings was $141,511,539 and the weighted average interest rate was (0.016)%. At June 30, 2012, the amount of the Portfolio’s outstanding borrowings was $12,765,549. For the six months ended June 30, 2012, the Portfolio had an outstanding treasury roll transaction balance for 182 days.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

TBA Purchase & Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells TBA mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

A Portfolio that enters into mortgage dollar rolls is subject to the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the agreed upon repurchase price. In the event the buyer of securities under a mortgage dollar roll

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files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds from the dollar roll may be restricted pending a court determination, a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities sold.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$23,401,529	0.500%	First $1.2 Billion
	0.475%	Over $1.2 Billion

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Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$28,462,566,587	$323,344,996	$27,233,493,827	$1,733,737,834

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates,

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commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio gives the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tend to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered a loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams

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are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rate risk. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation or index to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount or unrealized appreciation of the contract, respectively. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on credit indices, corporate issues or sovereign issues as of period end are disclosed in Note 9 to the Notes to Financials Statements and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of

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Notes to Financial Statements—June 30, 2012—(Continued)

all credit default swap agreements outstanding as of June 30, 2012 for which the Portfolio is the seller of protection are disclosed in Note 9 to the Notes to Financial Statements. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Centrally Cleared Swaps: Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swaps at market value	$887,619
	Unrealized appreciation on centrally cleared swaps*	829,941	Unrealized depreciation on centrally cleared swaps*	$37,069,531
	Unrealized appreciation on futures contracts**	8,670,701	Outstanding written options	1,793,450
Credit	Swaps at market value	18,589,863	Swaps at market value	14,043,558
	Unrealized appreciation on centrally cleared swaps*	20,871
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	11,168,537	Unrealized depreciation on forward foreign currency exchange contracts	21,489,803

Total		$40,167,532		$74,396,342

*	Represents the unrealized appreciation/depreciation of centrally cleared swaps. Only the variation margin is reported within the Statement of Assets and Liabilities.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$71,196,769	$71,196,769
Futures contracts	63,076,579	—	—	63,076,579
Swap contracts	59,344,106	(12,334)	—	59,331,772
Written options contracts	12,146,301	—	—	12,146,301

	$134,566,986	$(12,334)	$71,196,769	$205,751,421

MIST-38

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$(34,050,752)	$(34,050,752)
Futures contracts	(17,498,178)	—	—	(17,498,178)
Swap contracts	(61,648,065)	24,738,520	—	(36,909,545)
Written options contracts	2,600,022	—	—	2,600,022

	$(76,546,221)	$24,738,520	$(34,050,752)	$(85,858,453)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$3,362,509,677
Futures contracts long	2,335,925,000
Futures contracts short	(14,300,141)
Swap contracts	2,241,416,175
Written options contracts	(3,539,775,000)

(a)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/19/2012	Barclays Bank plc	2,891,000	AUD	$2,954,454	$2,850,017	$104,437
7/19/2012	JPMorgan Chase Bank N.A.	3,649,000	AUD	3,729,092	3,602,348	126,744
7/19/2012	UBS AG	912,000	AUD	932,017	900,587	31,430
2/1/2013	Citibank N.A.	100,000,000	CNY	15,660,019	15,745,551	(85,532)
8/23/2012	JPMorgan Chase Bank N.A.	1,202,000	DKK	204,882	201,269	3,613
7/3/2012	BNP Paribas S.A.	78,169,000	EUR	98,922,807	99,576,519	(653,712)
7/3/2012	JPMorgan Chase Bank N.A.	78,168,000	EUR	98,921,542	99,677,880	(756,338)
7/3/2012	UBS AG	1,429,000	EUR	1,808,398	1,785,607	22,791
7/16/2012	Barclays Bank plc	6,500,000	EUR	8,226,590	8,429,577	(202,987)
7/16/2012	JPMorgan Chase Bank N.A.	113,000	EUR	143,016	143,052	(36)
7/16/2012	UBS AG	3,700,000	EUR	4,682,828	4,857,896	(175,068)
9/14/2012	BNP Paribas S.A.	157,736,000	EUR	199,752,715	196,168,376	3,584,339
9/14/2012	Barclays Bank plc	1,655,000	EUR	2,095,848	2,091,319	4,529
9/14/2012	JPMorgan Chase Bank N.A.	1,323,000	EUR	1,675,412	1,663,509	11,903
9/14/2012	JPMorgan Chase Bank N.A.	1,988,000	EUR	2,517,551	2,503,707	13,844
9/14/2012	JPMorgan Chase Bank N.A.	2,048,000	EUR	2,593,533	2,580,203	13,330
9/14/2012	JPMorgan Chase Bank N.A.	2,621,000	EUR	3,319,165	3,305,170	13,995
9/14/2012	UBS AG	2,855,000	EUR	3,615,497	3,572,810	42,687
9/12/2012	JPMorgan Chase Bank N.A.	344,000	GBP	538,655	535,000	3,655
9/12/2012	UBS AG	445,000	GBP	696,807	690,425	6,382
7/2/2012	JPMorgan Chase Bank N.A.	111,848,123,000	IDR	11,908,238	11,886,092	22,146
7/12/2012	JPMorgan Chase Bank N.A.	1,937,092,000	INR	34,627,431	41,675,818	(7,048,387)
8/15/2012	JPMorgan Chase Bank N.A.	480,327	MXN	35,858	36,745	(887)
8/15/2012	JPMorgan Chase Bank N.A.	3,352,828	MXN	250,297	239,976	10,321
8/15/2012	UBS AG	3,352,828	MXN	250,297	243,936	6,361

Net Unrealized Depreciation						$(4,900,440)

MIST-39

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/19/2012	Credit Suisse International	5,014,000	AUD	$5,124,052	$4,879,625	$(244,427)
8/2/2012	UBS AG	327,696,294	BRL	162,108,100	165,687,276	3,579,176
8/2/2012	UBS AG	12,865,000	BRL	6,364,188	6,200,000	(164,188)
9/20/2012	UBS AG	264,659,000	CAD	259,500,488	257,472,930	(2,027,558)
2/1/2013	Barclays Bank plc	15,447,200	CNY	2,419,035	2,447,663	28,628
2/1/2013	Credit Suisse International	22,032,500	CNY	3,450,294	3,500,000	49,706
2/1/2013	UBS AG	34,098,300	CNY	5,339,800	5,400,000	60,200
2/1/2013	UBS AG	28,422,000	CNY	4,450,891	4,500,000	49,109
8/23/2012	UBS AG	152,291,000	DKK	25,958,186	26,085,190	127,004
7/3/2012	BNP Paribas S.A.	157,736,000	EUR	199,614,782	196,019,000	(3,595,782)
9/14/2012	Citibank N.A.	251,833,000	EUR	318,914,677	314,196,924	(4,717,753)
9/12/2012	BNP Paribas S.A.	37,778,000	GBP	59,154,983	58,412,382	(742,601)
7/2/2012	Goldman Sachs & Co.	111,848,123,000	IDR	11,908,238	12,020,218	111,980
7/12/2012	Barclays Bank plc	1,138,247,000	INR	20,347,288	22,063,326	1,716,038
7/12/2012	Deutsche Bank AG	285,152,000	INR	5,097,373	5,600,000	502,627
7/12/2012	JPMorgan Chase Bank N.A.	234,094,000	INR	4,184,661	4,600,000	415,339
7/12/2012	JPMorgan Chase Bank N.A.	159,099,000	INR	2,844,052	3,125,717	281,665
7/12/2012	JPMorgan Chase Bank N.A.	120,500,000	INR	2,154,056	2,369,901	215,845
7/30/2012	Credit Suisse International	1,060,000,000	JPY	13,265,884	13,073,508	(192,376)
7/30/2012	Deutsche Bank AG	600,000,000	JPY	7,508,991	7,399,095	(109,896)
7/30/2012	JPMorgan Chase Bank N.A.	1,060,000,000	JPY	13,265,884	13,076,733	(189,151)
9/10/2012	Goldman Sachs & Co.	888,026,000	JPY	11,119,845	11,082,690	(37,155)
9/10/2012	JPMorgan Chase Bank N.A.	882,255,000	JPY	11,047,580	10,980,832	(66,748)
9/10/2012	JPMorgan Chase Bank N.A.	460,855,000	JPY	5,770,818	5,779,471	8,653
8/15/2012	Barclays Bank plc	34,450,000	MXN	2,571,781	2,500,000	(71,781)
8/15/2012	Barclays Bank plc	9,572,498	MXN	714,611	676,659	(37,952)
8/15/2012	Morgan Stanley & Co., Inc.	100,587,658	MXN	7,509,126	7,230,800	(278,326)
8/15/2012	Morgan Stanley & Co., Inc.	11,027,200	MXN	823,209	800,000	(23,209)
8/15/2012	Morgan Stanley & Co., Inc.	11,022,400	MXN	822,850	800,000	(22,850)
8/15/2012	Morgan Stanley & Co., Inc.	11,022,000	MXN	822,821	800,000	(22,821)
8/15/2012	Morgan Stanley & Co., Inc.	11,014,800	MXN	822,282	800,000	(22,282)
8/3/2012	UBS AG	2,987	SGD	2,358	2,418	60

Net Unrealized Depreciation						$(5,420,826)

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	Chinese Yuan
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
IDR—	Indonesian Rupiah
INR—	Indian Rupee
JPY—	Japanese Yen
MXN—	Mexican Peso
SGD—	Singapore Dollar

7. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
90 Day EuroDollar Futures	Chicago Mercantile Exchange	3/16/2015	1,989	$492,391,016	$492,799,613	$408,597
90 Day EuroDollar Futures	Chicago Mercantile Exchange	6/15/2015	766	189,403,281	189,575,425	172,144
90 Day EuroDollar Futures	Chicago Mercantile Exchange	9/14/2015	242	59,668,469	59,816,350	147,881
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	9/19/2012	12,747	1,692,416,132	1,700,131,125	7,714,993

Net Unrealized Appreciation						$8,443,615

MIST-40

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
German Euro Bund Futures	Eurex Deutschland	9/6/2012	(113)	$(20,375,985)	$(20,148,899)	$227,086

8. Options Written

Options written as of June 30, 2012 were as follows:

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	$	(5,800,000)	$(43,500)	$(12,453)	$31,047
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/12/2020		(16,200,000)	(137,080)	(23,868)	113,212
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	4/7/2020		(38,800,000)	(346,040)	(60,389)	285,651
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	9/29/2020		(17,500,000)	(225,750)	(33,854)	191,896
Floor - OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((Final Reference Index/Initial Ref Index)-1)or 0	10/13/2020		(18,000,000)	(176,400)	(47,577)	128,823

Totals							$(928,770)	$(178,141)	$750,629

CPURNSA—Consumer Price All Urban Non-Seasonally Adjusted.

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	(23,000,000)	$(156,688)	$(2)	$156,686
Put - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		(40,200,000)	(242,205)	(4)	242,201
Put - OTC - 2-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		(89,300,000)	(529,847)	(9)	529,838
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		(99,100,000)	(2,450,082)	(10)	2,450,072
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		(196,500,000)	(1,247,163)	(20)	1,247,143
Put - OTC - 3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		(39,300,000)	(403,808)	(1,607)	402,201
Put - OTC - 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		(213,200,000)	(1,284,530)	(2,367)	1,282,163
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		(53,100,000)	(285,413)	(2,432)	282,981
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		(53,700,000)	(240,308)	(2,460)	237,848
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		(262,600,000)	(2,585,794)	(2,915)	2,582,879
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		(70,700,000)	(487,830)	(3,238)	484,592
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		(545,400,000)	(7,723,215)	(6,054)	7,717,161
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		(52,200,000)	(110,925)	(12,827)	98,098
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		(383,900,000)	(3,804,025)	(17,583)	3,786,442
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		(139,600,000)	(796,458)	(18,329)	778,129
Put - OTC - 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		(51,000,000)	(229,500)	(18,941)	210,559
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		(52,900,000)	(497,020)	(101,695)	395,325
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		(353,800,000)	(982,198)	(131,401)	850,797
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		(20,900,000)	(403,370)	(131,804)	271,566
Put - OTC - 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		(104,900,000)	(740,358)	(132,226)	608,132

MIST-41

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	$(31,300,000)	$(607,220)	$(197,390)	$409,830
Call - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	(20,900,000)	(194,370)	(333,117)	(138,747)
Call - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	(31,300,000)	(292,655)	(498,878)	(206,223)

Totals							$(26,294,982)	$(1,615,309)	$24,679,673

The Portfolio transactions in options during the period ended June 30, 2012 were as follows:

Call Options	Number of Contracts	Notional Amount	Premium received
Options outstanding December 31, 2011	—	—	$—
Options written	—	52,200,000	487,025
Options closed	—	—	—
Options expired	—	—	—

Options outstanding June 30, 2012	—	52,200,000	$487,025

Put Options	Number of Contracts	Notional Amount	Premium received
Options outstanding December 31, 2011	1,330	3,338,300,000	$30,570,337
Options written	—	1,175,100,000	8,818,316
Options closed	(1,330)	(1,540,500,000)	(12,651,926)
Options expired	—	—	—

Options outstanding June 30, 2012	—	2,972,900,000	$26,736,727

9. Swap Agreements

Open OTC interest rate swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	MXN TIIE	5.600%	09/06/2016	Barclays Capital, Inc.	313,000,000	MXN	$434,484	$145,041	$289,443
Pay	MXN TIIE	5.600%	09/06/2016	Morgan Stanley Capital Services, Inc.	37,200,000	MXN	51,638	7,444	44,194
Pay	MXN TIIE	5.500%	09/13/2017	Barclays Capital, Inc.	296,000,000	MXN	208,481	(179,911)	388,392
Pay	MXN TIIE	5.500%	09/13/2017	Morgan Stanley Capital Services, Inc.	136,000,000	MXN	95,788	(63,908)	159,696
Pay	MXN TIIE	6.350%	06/02/2021	Morgan Stanley Capital Services, Inc.	30,900,000	MXN	97,228	7,316	89,912

Totals							$887,619	$(84,018)	$971,637

Open centrally cleared interest rate swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	USD 3ML	1.500%	03/18/2016	(177,800,000)	USD	$735,413
Receive	USD 3ML	4.250%	06/15/2041	(24,200,000)	USD	(2,097,514)
Receive	USD 3ML	4.250%	06/15/2041	(311,700,000)	USD	(27,016,334)
Receive	USD 3ML	2.750%	06/20/2042	(38,900,000)	USD	(3,200,373)
Receive	USD 3ML	2.750%	06/20/2042	(57,800,000)	USD	(4,755,310)
Receive	USD 3ML	2.500%	12/19/2042	(7,600,000)	USD	57,936
Receive	USD 3ML	2.500%	12/19/2042	(4,800,000)	USD	36,592

Total						$(36,239,590)

MIST-42

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Open centrally cleared credit default swap agreements at June 30, 2012 were as follows:

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)	Market Value	Unfront Premium Paid	Unrealized Appreciation
Markit CDX Investment Grade, Series 18	1.00%	6/20/2017	$1.127%	$(1,950,000)	$11,468	$(9,403)	$20,871

Open credit default swap agreements at June 30, 2012 were as follows:

OTC Credit Default Swaps on corporate issues—Buy Protection(a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America N.A.	0.899%	5,000,000	$32,965	$—	$32,965
Con-way, Inc. 7.250%, due 1/15/2018	(1.834%)	03/20/2018	Bank of America N.A.	2.435%	10,000,000	312,587	—	312,587
Limited Brands, Inc. 6.900%, due 7/15/2017	(3.113%)	09/20/2017	Morgan Stanley Capital Services, Inc.	2.505%	5,000,000	(146,414)	—	(146,414)
Limited Brands, Inc. 6.900%, due 7/15/2017	2.290%	09/20/2017	Bank of America N.A.	2.505%	10,000,000	103,708	–	103,708
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.830%)	06/20/2014	JPMorgan Chase Bank N.A.	0.254%	5,000,000	(57,014)	—	(57,014)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.760%)	06/20/2014	Morgan Stanley Capital Services, Inc.	0.254%	8,500,000	(85,143)	—	(85,143)
Rohm & Haas Co. 6.000%, due 9/15/2017	(0.423%)	09/20/2017	Bank of America N.A.	0.562%	8,500,000	60,220	—	60,220

Totals						$220,909	$—	$220,909

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection(d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Receive)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 8.300%, due 2/12/2015	5.000%	12/20/2016	Deutsche Bank AG	3.798%	7,600,000	USD	$352,903	$(202,297)	$555,200
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/2020	Goldman Sachs International	2.597%	2,700,000	USD	(293,038)	(580,817)	287,779
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/2020	UBS AG	2.597%	100,000	USD	(10,853)	(22,065)	11,212
ArcelorMittal 6.125% due 6/1/2018	1.000%	06/20/2016	Credit Suisse International	4.810%	4,400,000	USD	(586,924)	(221,992)	(364,932)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/2015	Goldman Sachs International	0.977%	3,100,000	USD	1,910	(54,777)	56,687
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/2016	Citibank N.A.	1.162%	900,000	USD	(5,283)	(10,165)	4,882
Berkshire Hathaway Finance Corp. 2.240%, due 12/15/2015	1.000%	06/20/2017	Barclays Capital, Inc.	1.368%	3,500,000	USD	(61,028)	(89,357)	28,329
Berkshire Hathaway Finance Corp. 2.240%, due 12/15/2015	1.000%	06/20/2017	Credit Suisse International	1.368%	7,500,000	USD	(130,773)	(184,667)	53,894
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2012	Barclays Capital, Inc.	0.534%	4,700,000	USD	10,539	7,188	3,351
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	Citibank N.A.	1.136%	11,700,000	USD	(46,604)	(327,293)	280,689

MIST-43

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Receive)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	Deutsche Bank AG	1.136%	6,100,000	USD	$(24,298)	$(66,949)	$42,651
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2015	JPMorgan Chase Bank N.A.	1.136%	12,700,000	USD	(50,588)	(139,386)	88,798
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2015	Citibank N.A.	1.171%	1,200,000	USD	(6,497)	(18,832)	12,335
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2015	JPMorgan Chase Bank N.A.	1.171%	4,100,000	USD	(22,199)	(41,229)	19,030
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2015	UBS AG	1.171%	1,600,000	USD	(8,663)	(15,139)	6,476
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	1.224%	37,100,000	USD	(282,349)	(214,047)	(68,302)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/2016	Citibank N.A.	1.269%	14,800,000	USD	(144,828)	(280,796)	135,968
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/2016	Deutsche Bank AG	1.269%	25,000,000	USD	(244,641)	(146,458)	(98,183)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	03/20/2016	Morgan Stanley Capital Services, Inc.	1.269%	25,000,000	USD	(244,641)	(146,458)	(98,183)
Brazilian Government International Bond 12.250% due 3/6/2030	1.000%	06/20/2016	Citibank N.A.	1.310%	19,300,000	USD	(230,897)	(65,160)	(165,737)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/2016	Deutsche Bank AG	1.310%	11,000,000	USD	(131,600)	(36,869)	(94,731)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2016	JPMorgan Chase Bank N.A.	1.345%	5,900,000	USD	(83,314)	(34,458)	(48,856)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2016	Barclays Capital, Inc.	1.400%	31,100,000	USD	(536,574)	(783,302)	246,728
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/2021	Barclays Capital, Inc.	1.859%	5,000,000	USD	(345,723)	(295,327)	(50,396)
Caterpillar, Inc. 5.700%, due 8/15/2016	1.000%	06/20/2013	Morgan Stanley Capital Services, Inc.	0.300%	18,000,000	USD	123,747	107,606	16,141
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2015	Deutsche Bank AG	0.664%	15,000,000	USD	136,441	85,576	50,865
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2016	BNP Paribas S.A.	0.866%	600,000	USD	2,944	7,258	(4,314)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2016	Barclays Capital, Inc.	0.866%	1,200,000	USD	5,887	14,340	(8,453)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	Citibank N.A.	0.913%	13,400,000	USD	45,254	141,012	(95,758)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	Deutsche Bank AG	0.913%	3,600,000	USD	12,157	34,343	(22,186)

MIST-44

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Receive)	Unrealized Appreciation/ (Depreciation)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	JPMorgan Chase Bank N.A.	0.913%	11,700,000	USD	$39,512	$125,946	$(86,434)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	Deutsche Bank AG	0.955%	2,200,000	USD	4,099	12,154	(8,055)
China Government International Bond 4.750%, due 10/29/2013	1.000%	09/20/2016	Goldman Sachs International	0.955%	800,000	USD	1,490	4,287	(2,797)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	JPMorgan Chase Bank N.A.	0.955%	6,400,000	USD	11,924	38,707	(26,783)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	Morgan Stanley Capital Services, Inc.	0.955%	2,400,000	USD	4,471	12,238	(7,767)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	UBS AG	0.955%	700,000	USD	1,304	3,634	(2,330)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2017	JPMorgan Chase Bank N.A.	1.152%	20,200,000	USD	(146,892)	(98,086)	(48,806)
General Electric Capital Corp. 5.625%, due 9/15/2017	6.950%	03/20/2013	Citibank N.A.	0.581%	375,000	USD	17,388	—	17,388
General Electric Capital Corp. 5.625%, due 9/15/2017	4.200%	12/20/2013	Citibank N.A.	0.874%	21,900,000	USD	1,073,613	—	1,073,613
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/2013	Citibank N.A.	0.874%	20,800,000	USD	958,378	—	958,378
General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/2013	Citibank N.A.	0.874%	9,100,000	USD	533,288	—	533,288
General Electric Capital Corp. 5.625%, due 9/15/2017	4.325%	12/20/2013	Citibank N.A.	0.874%	10,200,000	USD	518,830	—	518,830
General Electric Capital Corp. 5.625%, due 9/15/2017	4.875%	12/20/2013	Citibank N.A.	0.874%	3,100,000	USD	182,812	—	182,812
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/2013	Citibank N.A.	0.874%	3,600,000	USD	165,873	—	165,873
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	1.417%	13,500,000	USD	(189,576)	(264,491)	74,915
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2015	UBS AG	1.278%	1,400,000	USD	(45,300)	(37,101)	(8,199)
Government of France 4.250%, due 4/25/2019	0.250%	03/20/2016	Deutsche Bank AG	1.447%	7,200,000	USD	(310,447)	(291,432)	(19,015)
Government of France 4.250%, due 4/25/2019	0.250%	03/20/2016	Morgan Stanley Capital Services, Inc.	1.447%	1,600,000	USD	(68,988)	(54,485)	(14,503)
Government of France 4.250%, due 4/25/2019	0.250%	03/20/2016	UBS AG	1.447%	2,500,000	USD	(107,794)	(101,149)	(6,645)
Government of France 4.250% due 4/25/2019	0.250%	06/20/2016	Goldman Sachs International	1.516%	26,100,000	USD	(1,264,361)	(681,657)	(582,704)
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Barclays Capital, Inc.	1.576%	2,900,000	USD	(155,704)	(177,319)	21,615
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Deutsche Bank AG	1.576%	24,400,000	USD	(1,310,058)	(1,906,816)	596,758
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Goldman Sachs International	1.576%	3,700,000	USD	(198,656)	(187,727)	(10,929)
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	Morgan Stanley Capital Services, Inc.	1.576%	3,600,000	USD	(193,287)	(169,989)	(23,298)
Government of France 4.250%, due 4/25/2019	0.250%	09/20/2016	UBS AG	1.576%	600,000	USD	(32,215)	(31,822)	(393)
Government of France 4.250%, due 4/25/2019	0.250%	12/20/2016	Goldman Sachs International	1.666%	15,200,000	USD	(917,616)	(1,136,275)	218,659

MIST-45

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Receive)	Unrealized Appreciation/ (Depreciation)
Government of South Korea 4.875% due 9/22/2014	1.000%	06/20/2016	Deutsche Bank AG	0.940%	3,100,000	USD	$7,206	$1,476	$5,730
Government of South Korea 4.875% due 9/22/2014	1.000%	06/20/2016	Deutsche Bank AG	0.940%	2,000,000	USD	4,649	1,429	3,220
Government of South Korea 4.875%, due 9/22/2014	1.000%	09/20/2016	UBS AG	0.986%	8,100,000	USD	4,634	—	4,634
Government of South Korea 4.875% due 9/22/2014	1.000%	06/20/2017	UBS AG	1.174%	10,700,000	USD	(89,199)	(93,206)	4,007
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	12/20/2015	Goldman Sachs International	0.568%	6,700,000	USD	99,837	163,889	(64,052)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2016	JPMorgan Chase Bank N.A.	0.625%	4,300,000	USD	59,377	37,798	21,579
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Deutsche Bank AG	0.845%	6,100,000	USD	43,604	(43,740)	87,344
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Goldman Sachs International	0.845%	32,600,000	USD	233,030	(234,039)	467,069
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Goldman Sachs International	0.845%	18,400,000	USD	131,526	(153,964)	285,490
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	03/20/2017	Morgan Stanley Capital Services, Inc.	0.845%	6,100,000	USD	43,604	(40,840)	84,444
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	Goldman Sachs International	0.899%	10,000,000	USD	49,122	(29,747)	78,869
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	Goldman Sachs International	0.899%	1,100,000	USD	5,403	(3,271)	8,674
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	Morgan Stanley Capital Services, Inc.	0.899%	5,600,000	USD	27,508	(15,268)	42,776
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	06/20/2017	UBS AG	0.899%	10,000,000	USD	49,122	(29,747)	78,869
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2015	Citibank N.A.	0.926%	4,300,000	USD	8,571	(98,727)	107,298
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2015	Deutsche Bank AG	0.926%	6,400,000	USD	12,756	(146,943)	159,699
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2015	Citibank N.A.	1.010%	1,900,000	USD	(601)	(28,651)	28,050
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2015	UBS AG	1.010%	600,000	USD	(190)	(8,488)	8,298
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2016	Barclays Capital, Inc.	1.110%	31,800,000	USD	(127,800)	(244,359)	116,559
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	03/20/2016	Citibank N.A.	1.110%	7,200,000	USD	(28,936)	(130,608)	101,672
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2016	Deutsche Bank AG	1.110%	20,600,000	USD	(82,789)	(151,130)	68,341
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	06/20/2016	Citibank N.A.	1.151%	10,000,000	USD	(58,648)	(21,564)	(37,084)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2016	Goldman Sachs International	1.187%	4,600,000	USD	(35,395)	(21,933)	(13,462)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2016	Morgan Stanley Capital Services, Inc.	1.187%	9,400,000	USD	(72,329)	(40,540)	(31,789)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/2016	UBS AG	1.187%	4,100,000	USD	(31,548)	(17,990)	(13,558)

MIST-46

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Receive)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/2017	BNP Paribas S.A.	1.328%	9,800,000	USD	$(153,953)	$(43,242)	$(110,711)
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/2017	Barclays Capital, Inc.	1.328%	4,100,000	USD	(64,409)	(72,134)	7,725
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/2017	Credit Suisse International	1.328%	1,500,000	USD	(23,564)	(14,842)	(8,722)
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/2017	Deutsche Bank AG	1.328%	1,400,000	USD	(21,993)	(14,058)	(7,935)
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/2017	Goldman Sachs International	1.328%	25,700,000	USD	(403,735)	(214,395)	(189,340)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/2021	Barclays Capital, Inc.	1.658%	24,600,000	USD	(1,259,134)	(1,177,460)	(81,674)
Morgan Stanley 6.600%, due 4/1/2012	1.000%	09/20/2012	Barclays Capital, Inc.	2.240%	800,000	USD	(2,567)	(15,738)	13,171
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	12/20/2016	Citibank N.A.	0.850%	4,800,000	USD	(125,902)	(190,069)	64,167
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	12/20/2016	Goldman Sachs International	0.850%	9,600,000	USD	(251,803)	(377,857)	126,054
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	06/20/2017	Citibank N.A.	0.964%	34,400,000	USD	(1,183,862)	(996,417)	(187,445)
Republic of Indonesia 6.750%, due 3/10/2014	1.000%	09/20/2015	Citibank N.A.	1.237%	1,400,000	USD	(10,444)	(31,728)	21,284
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/2016	Barclays Capital, Inc.	1.502%	5,000,000	USD	(96,137)	(78,629)	(17,508)
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/2016	Barclays Capital, Inc.	1.502%	5,600,000	USD	(107,674)	(89,360)	(18,314)
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/2016	Citibank N.A.	1.502%	1,700,000	USD	(32,687)	(32,306)	(381)
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/2016	Citibank N.A.	1.502%	4,200,000	USD	(80,756)	(77,852)	(2,904)
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/2016	Morgan Stanley Capital Services, Inc.	1.569%	5,900,000	USD	(136,080)	(87,543)	(48,537)
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/2016	UBS AG	1.569%	2,600,000	USD	(59,968)	(41,034)	(18,934)
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/2021	Citibank N.A.	2.405%	3,400,000	USD	(357,772)	(243,711)	(114,061)
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/2021	UBS AG	2.405%	1,700,000	USD	(178,886)	(124,288)	(54,598)
Republic of Kazakhstan	1.000%	03/20/2016	Citibank N.A.	2.223%	1,200,000	USD	(51,768)	(34,632)	(17,136)
Russian Federation 7.500%, due 3/31/2030	1.000%	12/20/2012	Barclays Capital, Inc.	0.642%	13,000,000	USD	22,425	(179,815)	202,240
Russian Federation 7.500%, due 3/31/2030	1.000%	12/20/2012	Citibank N.A.	0.642%	12,000,000	USD	20,700	(165,983)	186,683
Russian Federation 7.500%, due 3/31/2030	1.000%	06/20/2017	Goldman Sachs International	2.259%	800,000	USD	(46,940)	(55,204)	8,264
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	09/20/2015	UBS AG	0.290%	31,800,000	USD	(51,958)	(477,132)	425,174
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	03/20/2016	BNP Paribas S.A.	0.343%	21,500,000	EUR	(93,351)	(303,267)	209,916
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	03/20/2015	JPMorgan Chase Bank N.A.	0.281%	2,900,000	USD	56,727	12,266	44,461
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	03/20/2015	JPMorgan Chase Bank N.A.	0.281%	1,500,000	USD	29,341	7,052	22,289

MIST-47

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Receive)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	06/20/2015	Goldman Sachs International	0.301%	35,400,000	USD	$734,356	$327,080	$407,276
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Goldman Sachs International	0.373%	2,400,000	USD	51,989	55,666	(3,677)
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	03/20/2016	Credit Suisse International	0.421%	2,500,000	USD	53,512	48,244	5,268
United Kingdom Gilt 4.250% due 6/7/2032	1.000%	06/20/2016	UBS AG	0.463%	5,500,000	USD	116,304	95,155	21,149

Totals							$(7,684,920)	$(14,465,296)	$6,780,376

OTC Credit Default Swaps on credit indices—Sell Protection(d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2012(b)	Notional Amount(c)	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index, Series 12	5.000%	12/20/2014	Deutsche Bank AG	2.357%	4,400,000	$278,227	$439,300	$(161,073)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Barclays Capital, Inc.	2.453%	62,900,000	4,553,521	7,847,300	(3,293,779)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Deutsche Bank AG	2.453%	40,900,000	2,960,875	5,209,850	(2,248,975)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	JPMorgan Chase Bank N.A.	2.453%	29,900,000	2,164,552	3,609,900	(1,445,348)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Morgan Stanley Capital Services, Inc.	2.453%	11,300,000	818,041	1,326,150	(508,109)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Barclays Capital, Inc.	2.594%	2,900,000	228,782	395,850	(167,068)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Citibank N.A.	2.594%	6,000,000	473,341	830,100	(356,759)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	JPMorgan Chase Bank N.A.	2.594%	1,200,000	94,668	158,400	(63,732)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Morgan Stanley & Co., Inc.	2.594%	5,000,000	394,451	650,000	(255,549)
Markit CDX North America Investment Grade, Series 10	0.463%	06/20/2013	Goldman Sachs International	0.020%	6,172,793	26,806	—	26,806
Markit CDX North America Investment Grade, Series 9	0.553%	12/20/2017	JPMorgan Chase Bank N.A.	0.383%	1,928,998	17,052	—	17,052

Totals						$12,010,316	$20,466,850	$(8,456,534)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could receive or be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-48

Met Investors Series Trust

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2012—(Continued)

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

12. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$474,678,208	$290,075,459	$128,696,511	$42,671,423	$603,374,719	$332,746,882

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$329,650,349	$—	$157,483,565	$(91,093,625)	$396,040,289

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the post-enactment accumulated capital losses were $91,093,625.

13. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-49

Met Investors Series Trust

PIMCO Total Return Portfolio

Report of Independent Registered Public Accounting Firm

To the Shareholders of PIMCO Total Return Portfolio and the Board of Trustees of Met Investors Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Total Return Portfolio, one of the portfolios constituting Met Investors Series Trust (the “Trust”) as of June 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIMCO Total Return Portfolio of Met Investors Series Trust as of June 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

August 27, 2012

MIST-50

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-51

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-52

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust Pioneer Fund Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Pioneer Fund Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Pioneer Fund Portfolio returned 4.81% and 4.71%, respectively. The Portfolio’s benchmark, the Standard & Poor’s S&P 500 Index1, returned 9.49% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Over the first six months of 2012, U.S. Treasuries performed well on rising concerns about the Eurozone, continued disappointment in U.S. employment and economic data, and increased fears about a hard landing in China, with the 10-year yield falling from 1.87% at year-end to an all-time low of 1.45% before finishing the first half at 1.66%.

Equity markets began 2012 with the correction of 2011 having pushed many share prices down to what a lot of investors appeared to regard as bargain levels, prompting buying. Equity markets advanced during the first few months of 2012 as some of the concerns about European financial and currency-related issues eased for a time (they have since returned), and investors took heart from positive earnings and economic data resulting in the S&P 500 returning 12.6% in the first quarter. The market corrected in May, but rallied in June to close the second quarter down 2.8%, resulting in a first-half return of 9.49%.

While the general stock market advanced, there were shifts in “market leadership”—that is, in the relative performance of the various market sectors and industries—during the six-month period. The near panic that affected the market during the difficult months of 2011 gave way to a much more bullish sentiment in early 2012. The emotional change was reflected in the strong relative performance of the large diversified financials, which had declined by more than the general market during the downturn, and in the relatively weak performance of Utilities, Consumer Staples, and other stocks regarded as “safer.” The rotation in sector leadership was sometimes characterized in the business press as “risk-off/risk-on,” though one should hasten to add that there is risk in all investments. For the six-month period, S&P 500’s best-performing sectors were Telecom Services (+17%) and Financials (+14%). Energy (-2%) was the only sector to post a negative return, reacting to the sharp fall in crude oil prices in the first half. The Utilities (+5%) and Materials (+7%) sectors also lagged the broad market over the six month period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Both security selection and sector weighting decisions detracted from first-half results. Returns were hurt most by stock selection in the Information Technology, Financials, and Consumer Discretionary sectors. No single sector weighting decision was a significant drag, but underweights in Financials, Information Technology, and Telecom Services, and an Energy overweight were all modest performance drags.

Apple was the largest individual contributor to S&P 500 Index performance in the first half of 2012, returning 44% and boosting the return of the overall S&P 500 Index by roughly 1.2%. While we began building a position in Apple in 2012, our exposure was less than the index weight (which is currently over 4%), so Apple was the largest first-quarter detractor from benchmark-relative performance in both the sector and total Portfolio, costing the Portfolio roughly 90 basis points of relative performance.

In Financials, money center banks—which we had been underweight for an extended period of time—rallied in the first quarter: Citigroup and JPMorgan Chase each returned nearly 40% and Bank of America returned over 70% in the first quarter. We believe our earlier avoidance of the money-center banks was prudent (as well as profitable), but we did not “catch the bottom” and lost significant relative performance in the first quarter. We built positions in key names after the Federal Reserve released stress test results, reducing the risk of underperformance if the group continued to rally, but caught the second-quarter price downdraft in the group—a move which hurt absolute, but not benchmark-relative, performance.

Finally, our exposure to the auto industry was a significant drag on results in the Consumer Discretionary sector as investors sold off cyclically-sensitive names and rotated into more defensive names.

Our best results came in the Health Care sector, as medical device maker C.R. Bard returned over 25% in the first half as it recovered from a sell-off in late 2011 which had pushed its stock price low enough to spark takeover speculation, Vertex Pharmaceuticals, added to the Portfolio in the first quarter based on its attractive product pipeline and an inexpensive valuation, returned 36% in the second quarter.

First-half trading also reflected a move to a somewhat more defensive positioning, with reduced exposure to the Industrials (railroads), Consumer Discretionary (auto components and retailing), and Materials (mining) sectors, along with higher exposure to Information Technology, Health Care, and Telecom Services.

We generally keep sector weights within five percentage points of the S&P 500 Index to ensure that long-term success is driven by security selection rather than sector rotation decisions. At June 30, Health Care (+2%) is the sector most overweighted relative to the S&P 500 Index, reflecting our positions in the equipment & supplies businesses. While these companies are probably somewhat worse off under the Affordable Care Act than before, we continued to see their global growth opportunities as a more compelling element of the investment thesis. The Consumer Discretionary sector is roughly 1% overweighted, reflecting our positions in department stores and auto parts suppliers.

The Portfolio’s most underweighted sector at June 30 was Utilities, at roughly 3% underweighted. Utilities have historically been favored areas of investment for us, and may be so again, but at period end they appeared expensive relative to other groups, due to investor preference for perceived safety over longer-term growth prospects.

MIST-1

Met Investors Series Trust

Pioneer Fund Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary*—(Continued)

We increased our Information Technology exposure; at June 30, it stood at 18% of the Portfolio, up from slightly less than 14% at year-end (we remained roughly 2% underweight relative to the S&P 500 Index).

John Carey

Portfolio Manager, Executive Vice President

Pioneer Investment Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Pioneer Fund Portfolio

PIONEER FUND PORTFOLIO MANAGED BY

PIONEER INVESTMENT MANAGEMENT, INC. VS. S&P 500 INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Pioneer Fund Portfolio
Class A	4.81	-4.29	-1.20	3.91	—
Class B	4.71	-4.54	—	—	14.01
S&P 500 Index[1]	9.49	5.45	0.22	5.33	—

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Standard & Poor’s (S&P) 500 Composite Stock Price Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 2/4/1994. Inception of Class B shares is 4/28/2009.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Colgate-Palmolive Co.	2.1
Chubb Corp. (The)	2.1
Hershey Co. (The)	2.1
Apple, Inc.	2.1
Abbott Laboratories	1.6
Microsoft Corp.	1.6
C.R. Bard, Inc.	1.6
Becton Dickinson & Co.	1.4
PACCAR, Inc.	1.4
Wells Fargo & Co.	1.3

Top Sectors

% of Market Value of Total Investments
Information Technology	18.0
Financials	15.0
Health Care	14.4
Consumer Discretionary	12.1
Industrials	10.4
Consumer Staples	10.3
Energy	10.0
Materials	3.7
Telecommunication Services	2.4
Cash & Cash Equivalents	3.3

MIST-3

Met Investors Series Trust

Pioneer Fund Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Pioneer Fund Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.68%	$1,000.00	$1,048.10	$3.46
	Hypothetical*	0.68%	$1,000.00	$1,021.48	$3.42

Class B(a)	Actual	0.93%	$1,000.00	$1,047.10	$4.73
	Hypothetical*	0.93%	$1,000.00	$1,020.24	$4.67

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
United Technologies Corp.	123,210	$9,306,051

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	55,444	4,366,769

Auto Components—1.5%
BorgWarner, Inc.* (a)	73,274	4,806,042
Johnson Controls, Inc.	309,671	8,580,983

		13,387,025

Automobiles—0.8%
Ford Motor Co.	715,300	6,859,727

Beverages—0.4%
Dr Pepper Snapple Group, Inc. (a)	72,400	3,167,500

Biotechnology—2.0%
Amgen, Inc.	100,272	7,323,867
Celgene Corp.*	43,458	2,788,265
Vertex Pharmaceuticals, Inc.*	148,133	8,283,598

		18,395,730

Capital Markets—3.2%
Franklin Resources, Inc.	56,649	6,287,473
Invesco, Ltd.	147,568	3,335,037
Morgan Stanley	367,585	5,363,065
State Street Corp.	113,171	5,051,953
T. Rowe Price Group, Inc.	136,824	8,614,439

		28,651,967

Chemicals—3.0%
Airgas, Inc.	93,795	7,879,718
E.I. du Pont de Nemours & Co.	149,374	7,553,843
Ecolab, Inc.	108,353	7,425,431
Mosaic Co. (The)	82,245	4,503,736

		27,362,728

Commercial Banks—4.8%
Canadian Imperial Bank of Commerce (a)	46,061	3,241,598
Comerica, Inc. (a)	199,209	6,117,708
KeyCorp.	415,903	3,219,089
PNC Financial Services Group, Inc.	134,335	8,209,212
U.S. Bancorp.	309,668	9,958,923
Wells Fargo & Co.	362,290	12,114,978

		42,861,508

Communications Equipment—1.8%
Cisco Systems, Inc.	284,367	4,882,581
Juniper Networks, Inc.*	262,213	4,276,694
Motorola Solutions, Inc.	49,157	2,364,943
QUALCOMM, Inc.	86,570	4,820,218

		16,344,436

Computers & Peripherals—3.2%
Apple, Inc.*	31,600	$18,454,400
EMC Corp.*	143,300	3,672,779
Hewlett-Packard Co.	135,246	2,719,797
NetApp, Inc.*	81,928	2,606,949
SanDisk Corp.*	40,700	1,484,736

		28,938,661

Construction & Engineering—0.4%
KBR, Inc.	162,133	4,006,306

Consumer Finance—1.7%
American Express Co.	91,099	5,302,873
Capital One Financial Corp.	77,600	4,241,616
Discover Financial Services	157,767	5,455,583

		15,000,072

Diversified Financial Services—2.1%
Bank of America Corp.	436,609	3,571,462
Citigroup, Inc.	195,584	5,360,957
JPMorgan Chase & Co.	289,819	10,355,233

		19,287,652

Diversified Telecommunication Services—2.4%
AT&T, Inc.	295,476	10,536,674
Verizon Communications, Inc.	240,891	10,705,196

		21,241,870

Electric Utilities—0.4%
American Electric Power Co., Inc.	86,760	3,461,724

Electrical Equipment—0.6%
Rockwell Automation, Inc.	77,417	5,114,167

Energy Equipment & Services—1.9%
Ensco plc - Class A	108,751	5,108,035
Helmerich & Payne, Inc.	49,550	2,154,434
National Oilwell Varco, Inc.	45,855	2,954,896
Schlumberger, Ltd.	108,712	7,056,496

		17,273,861

Food & Staples Retailing—1.7%
Sysco Corp. (a)	192,462	5,737,292
Walgreen Co.	308,530	9,126,318

		14,863,610

Food Products—5.4%
General Mills, Inc.	232,653	8,966,447
H.J. Heinz Co. (a)	209,233	11,378,091
Hershey Co. (The)	264,717	19,067,565
Kraft Foods, Inc. - Class A	239,425	9,246,593

		48,658,696

Health Care Equipment & Supplies—6.0%
Baxter International, Inc.	92,046	4,892,245

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Becton Dickinson & Co. (a)	173,971	$13,004,332
C.R. Bard, Inc.	130,672	14,039,400
Covidien plc	127,359	6,813,706
Smith & Nephew plc	20,137	201,578
Smith & Nephew plc (ADR) (a)	121,845	6,091,032
St. Jude Medical, Inc.	96,226	3,840,380
Stryker Corp.	95,582	5,266,568

		54,149,241

Health Care Providers & Services—1.4%
Cardinal Health, Inc.	76,662	3,219,804
Express Scripts Holding Co.*	60,695	3,388,602
UnitedHealth Group, Inc.	96,106	5,622,201

		12,230,607

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	81,600	7,224,048
Starbucks Corp.	57,806	3,082,216

		10,306,264

Household Products—2.9%
Clorox Co. (The) (a)	41,944	3,039,262
Colgate-Palmolive Co.	185,248	19,284,317
Procter & Gamble Co. (The)	57,087	3,496,579

		25,820,158

Industrial Conglomerates—2.2%
3M Co.	110,270	9,880,192
General Electric Co.	454,443	9,470,592

		19,350,784

Insurance—3.2%
Aflac, Inc.	43,842	1,867,231
Chubb Corp. (The)	262,906	19,144,815
Prudential Financial, Inc.	45,279	2,192,862
Travelers Cos., Inc. (The)	87,716	5,599,789

		28,804,697

Internet Software & Services—1.4%
eBay, Inc.*	106,935	4,492,339
Facebook, Inc.* (a)	79,141	2,462,868
Google, Inc. - Class A*	9,627	5,584,334

		12,539,541

IT Services—3.4%
Automatic Data Processing, Inc.	159,231	8,862,798
DST Systems, Inc.	105,711	5,741,164
Fiserv, Inc.*	75,079	5,422,205
International Business Machines Corp.	43,076	8,424,804
MasterCard, Inc. - Class A	5,200	2,236,572

		30,687,543

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	54,636	2,143,917

Machinery—4.0%
Cummins, Inc.	60,097	$5,824,000
Deere & Co.	106,878	8,643,224
Ingersoll-Rand plc	107,972	4,554,259
PACCAR, Inc.	320,202	12,548,716
SPX Corp.	60,400	3,945,328

		35,515,527

Media—3.7%
CBS Corp. - Class B	226,811	7,434,865
John Wiley & Sons, Inc. - Class A	10,948	536,342
Pearson plc	308,815	6,133,412
Scripps Networks Interactive, Inc. - Class A (a)	161,671	9,192,613
Walt Disney Co. (The)	206,113	9,996,480

		33,293,712

Metals & Mining—0.6%
Freeport-McMoRan Copper & Gold, Inc.	154,182	5,252,981

Multiline Retail—2.3%
Macy’s, Inc.	142,999	4,912,016
Nordstrom, Inc.	93,654	4,653,667
Target Corp.	183,189	10,659,768

		20,225,451

Oil, Gas & Consumable Fuels—8.1%
Apache Corp.	128,772	11,317,771
Cabot Oil & Gas Corp.	145,504	5,732,858
Chevron Corp.	90,255	9,521,902
ConocoPhillips	173,177	9,677,131
Exxon Mobil Corp.	137,147	11,735,669
Marathon Oil Corp.	206,648	5,283,989
Marathon Petroleum Corp.	103,325	4,641,359
Occidental Petroleum Corp.	31,513	2,702,870
Phillips 66*	86,155	2,863,792
Southwestern Energy Co.*	299,507	9,563,259

		73,040,600

Paper & Forest Products—0.1%
International Paper Co.	40,351	1,166,547

Pharmaceuticals—4.7%
Abbott Laboratories	230,054	14,831,581
Eli Lilly & Co.	90,620	3,888,504
Hospira, Inc.*	167,869	5,872,058
Johnson & Johnson	67,100	4,533,276
Merck & Co., Inc.	110,857	4,628,280
Pfizer, Inc.	385,416	8,864,568

		42,618,267

Road & Rail—1.7%
Norfolk Southern Corp.	149,161	10,705,285
Union Pacific Corp.	40,502	4,832,294

		15,537,579

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—4.2%
Altera Corp.	106,542	$3,605,381
Analog Devices, Inc.	244,066	9,193,966
ASML Holding N.V.	131,367	6,754,891
Intel Corp.	406,834	10,842,126
Texas Instruments, Inc.	191,863	5,504,550
Xilinx, Inc.	58,422	1,961,227

		37,862,141

Software—3.9%
Adobe Systems, Inc.*	168,633	5,458,650
Microsoft Corp.	473,923	14,497,305
Nuance Communications, Inc.* (a)	125,294	2,984,503
Oracle Corp.	287,190	8,529,543
Symantec Corp.*	251,638	3,676,431

		35,146,432

Specialty Retail—1.8%
Lowe’s Cos., Inc.	318,420	9,055,865
TJX Cos., Inc.	167,500	7,190,775

		16,246,640

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.	150,077	8,776,503

Total Common Stocks (Cost $745,300,920)		869,265,192

Short-Term Investments—9.5%

Mutual Fund—6.2%
State Street Navigator Securities Lending Prime Portfolio (b)	55,726,528	55,726,528

Security Description	Par Amount	Value

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $29,551,025 on 07/02/12, collateralized by $30,180,000 U.S. Treasury Note at 0.375% due 04/15/15 wth a value of $30,142,275.	$29,551,000	$29,551,000

Total Short-Term Investments (Cost $85,277,528)		85,277,528

Total Investments—106.2% (Cost $830,578,448#)		954,542,720
Other assets and liabilities (net)—(6.2)%		(55,618,979)

Net Assets—100.0%		$898,923,741

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $830,578,448. The aggregate unrealized appreciation and depreciation of investments were $149,294,293 and $(25,330,021), respectively, resulting in net unrealized appreciation of $123,964,272 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $55,519,176 and the collateral received consisted of cash in the amount of $55,726,528. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,306,051	$—	$—	$9,306,051
Air Freight & Logistics	4,366,769	—	—	4,366,769
Auto Components	13,387,025	—	—	13,387,025
Automobiles	6,859,727	—	—	6,859,727
Beverages	3,167,500	—	—	3,167,500
Biotechnology	18,395,730	—	—	18,395,730
Capital Markets	28,651,967	—	—	28,651,967
Chemicals	27,362,728	—	—	27,362,728
Commercial Banks	42,861,508	—	—	42,861,508
Communications Equipment	16,344,436	—	—	16,344,436
Computers & Peripherals	28,938,661	—	—	28,938,661
Construction & Engineering	4,006,306	—	—	4,006,306
Consumer Finance	15,000,072	—	—	15,000,072
Diversified Financial Services	19,287,652	—	—	19,287,652
Diversified Telecommunication Services	21,241,870	—	—	21,241,870
Electric Utilities	3,461,724	—	—	3,461,724
Electrical Equipment	5,114,167	—	—	5,114,167
Energy Equipment & Services	17,273,861	—	—	17,273,861
Food & Staples Retailing	14,863,610	—	—	14,863,610
Food Products	48,658,696	—	—	48,658,696
Health Care Equipment & Supplies	53,947,663	201,578	—	54,149,241
Health Care Providers & Services	12,230,607	—	—	12,230,607
Hotels, Restaurants & Leisure	10,306,264	—	—	10,306,264
Household Products	25,820,158	—	—	25,820,158
Industrial Conglomerates	19,350,784	—	—	19,350,784
Insurance	28,804,697	—	—	28,804,697
Internet Software & Services	12,539,541	—	—	12,539,541
IT Services	30,687,543	—	—	30,687,543
Life Sciences Tools & Services	2,143,917	—	—	2,143,917
Machinery	35,515,527	—	—	35,515,527
Media	27,160,300	6,133,412	—	33,293,712
Metals & Mining	5,252,981	—	—	5,252,981
Multiline Retail	20,225,451	—	—	20,225,451
Oil, Gas & Consumable Fuels	73,040,600	—	—	73,040,600
Paper & Forest Products	1,166,547	—	—	1,166,547
Pharmaceuticals	42,618,267	—	—	42,618,267
Road & Rail	15,537,579	—	—	15,537,579

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$37,862,141	$—	$—	$37,862,141
Software	35,146,432	—	—	35,146,432
Specialty Retail	16,246,640	—	—	16,246,640
Textiles, Apparel & Luxury Goods	8,776,503	—	—	8,776,503
Total Common Stocks	862,930,202	6,334,990	—	869,265,192
Short-Term Investments
Mutual Fund	55,726,528	—	—	55,726,528
Repurchase Agreement	—	29,551,000	—	29,551,000
Total Short-Term Investments	55,726,528	29,551,000	—	85,277,528
Total Investments	$918,656,730	$35,885,990	$—	$954,542,720

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Pioneer Fund Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$954,542,720
Cash		147
Receivable for shares sold		238,024
Dividends receivable		1,114,308

Total Assets		955,895,199
Liabilities
Payables for:
Shares redeemed	$570,591
Collateral for securities loaned	55,726,528
Accrued Expenses:
Management fees	446,198
Distribution and service fees—Class B	11,694
Administration fees	2,999
Custodian and accounting fees	16,373
Deferred trustees’ fees	32,109
Other expenses	164,966

Total Liabilities		56,971,458

Net Assets		$898,923,741

Net Assets Represented by
Paid in surplus		$836,414,357
Accumulated net realized loss		(68,168,757)
Unrealized appreciation on investments and foreign currency transactions		123,964,553
Undistributed net investment income		6,713,588

Net Assets		$898,923,741

Net Assets
Class A		$839,524,021
Class B		59,399,720
Capital Shares Outstanding*
Class A		60,925,285
Class B		4,347,506
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$13.78
Class B		13.66

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $830,578,448.
(b)	Includes securities loaned at value of $55,519,176.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$9,680,720
Interest (b)		76,329

Total investment income		9,757,049
Expenses
Management fees	$2,858,404
Administration fees	13,548
Custodian and accounting fees	36,207
Distribution and service fees—Class B	77,723
Audit and tax services	17,951
Legal	18,417
Trustees’ fees and expenses	18,048
Shareholder reporting	120,196
Insurance	45
Miscellaneous	4,837

Total expenses	3,165,376
Less management fee waiver	(62,158)
Less broker commission recapture	(79,222)

Net expenses	3,023,996

Net Investment Income		6,733,053

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		58,770,827
Foreign currency transactions		(67)

Net realized gain on investments and foreign currency transactions		58,770,760

Net change in unrealized appreciation (depreciation) on:
Investments		(24,465,752)
Foreign currency transactions		424

Net change in unrealized depreciation on investments and foreign currency transactions		(24,465,328)

Net realized and unrealized gain on investments and foreign currency transactions		34,305,432

Net Increase in Net Assets From Operations		$41,038,485

(a)	Net of foreign withholding taxes of $50,167.
(b)	Includes net income on securities loaned of $75,295.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Pioneer Fund Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$6,733,053	$13,930,233
Net realized gain on investments, futures contracts and foreign currency transactions	58,770,760	36,416,931
Net change in unrealized depreciation on investments and foreign currency transactions	(24,465,328)	(81,294,670)

Net increase (decrease) in net assets resulting from operations	41,038,485	(30,947,506)

Distributions to Shareholders
From net investment income
Class A	(12,927,505)	(11,591,733)
Class B	(838,262)	(420,398)

Net decrease in net assets resulting from distributions	(13,765,767)	(12,012,131)

Net increase (decrease) in net assets from capital share transactions	21,024,221	(76,962,736)

Net Increase (Decrease) in net assets	48,296,939	(119,922,373)

Net Assets
Net assets at beginning of period	850,626,802	970,549,175

Net assets at end of period	$898,923,741	$850,626,802

Undistributed net investment income at end of period	$6,713,588	$13,746,302

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2,629,156	$36,821,164	27,152,869	$397,038,985
Reinvestments	916,194	12,927,505	790,705	11,591,733
Redemptions	(1,738,690)	(24,432,836)	(35,094,253)	(520,414,069)

Net increase (decrease)	1,806,660	$25,315,833	(7,150,679)	$(111,783,351)

Class B
Sales	376,908	$5,248,216	1,574,399	$21,684,574
Fund subscription in kind (a)	—	—	2,010,685	29,959,203
Reinvestments	59,876	838,262	28,893	420,398
Redemptions	(746,946)	(10,378,090)	(1,276,649)	(17,243,560)

Net increase (decrease)	(310,162)	$(4,291,612)	2,337,328	$34,820,615

Increase (decrease) derived from capital shares transactions		$21,024,221		$(76,962,736)

(a)	Includes cash and securities amounting to $64,438 and $29,894,765, respectively. Securities were valued at market as of April 29, 2011.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Pioneer Fund Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.35		$14.15	$12.28	$10.13	$15.23	$14.63

Income (Loss) From Investment Operations
Net investment income (a)	0.11		0.22	0.18	0.18	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.54		(0.85)	1.80	2.17	(5.17)	0.58

Total from investment operations	0.65		(0.63)	1.98	2.35	(4.96)	0.73

Less Distributions
Distributions from net investment income	(0.22)		(0.17)	(0.11)	(0.20)	(0.14)	(0.13)

Total distributions	(0.22)		(0.17)	(0.11)	(0.20)	(0.14)	(0.13)

Net Asset Value, End of Period	$13.78		$13.35	$14.15	$12.28	$10.13	$15.23

Total Return (%) (f)	4.81	(b)	(4.55)	16.22	23.89	(32.84)	5.01

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.69	(c)	0.69	0.69	0.74	1.04	0.99
Ratio of net expenses to average net assets (%) (d)	0.68	(c)	0.68	0.67	0.72	0.96	0.97
Ratio of net investment income to average net assets (%)	1.52	(c)	1.56	1.46	1.63	1.61	0.95
Portfolio turnover rate (%)	32.7	(b)	19.8	10.2	41.2	14.3	18.2
Net assets, end of period (in millions)	$839.5		$789.0	$938.0	$717.0	$39.9	$46.1

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009(e)
Net Asset Value, Beginning of Period	$13.22		$14.04	$12.20	$9.29

Income (Loss) From Investment Operations
Net investment income (a)	0.09		0.19	0.15	0.10
Net realized and unrealized gain (loss) on investments	0.54		(0.86)	1.79	2.81

Total from investment operations	0.63		(0.67)	1.94	2.91

Less Distributions
Distributions from net investment income	(0.19)		(0.15)	(0.10)	0.00

Total distributions	(0.19)		(0.15)	(0.10)	0.00

Net Asset Value, End of Period	$13.66		$13.22	$14.04	$12.20

Total Return (%) (f)	4.71	(b)	(4.87)	15.93	31.32	(b)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.94	(c)	0.94	0.94	0.99	(c)
Ratio of net expenses to average net assets (%) (d)	0.93	(c)	0.93	0.92	0.97	(c)
Ratio of net investment income to average net assets (%)	1.27	(c)	1.37	1.20	1.34	(c)
Portfolio turnover rate (%)	32.7	(b)	19.8	10.2	41.2
Net assets, end of period (in millions)	$59.4		$61.6	32.6	$22.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Commencement of operations was 4/28/2009.
(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Pioneer Fund Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

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Met Investors Series Trust

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

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Met Investors Series Trust

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, foreign currency transactions, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from

MIST-15

Met Investors Series Trust

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pioneer Investment Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,858,404	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.600%	$500 million to $2 billion
	0.550%	Over $2 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	First $500 million
0.025%	$1 billion to $2 billion

An identical agreement was in place for the period May 1, 2011 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

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Met Investors Series Trust

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$287,816,508	$—	$286,369,133

The Portfolio engaged in security transactions with other accounts managed by Pioneer Investment Management, Inc. that amounted to $359,574 in purchases of investments which are included above.

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2012, the Portfolio did not enter into future contracts. At June 30, 2012, the Portfolio did not hold any open future contracts.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with

MIST-17

Met Investors Series Trust

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$12,012,131	$6,913,716	$—	$—	$12,012,131	$6,913,716

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$13,774,773	$—	$143,970,805	$(122,480,441)	$35,265,137

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2015		Expiring 12/31/2016		Expiring 12/31/2017	Total
$35,128,909	*	$43,082,756	*	$44,268,776	$122,480,441

*	The Portfolio acquired capital losses in the merger with Capital Guardian U.S. Equity Portfolio, a series of Metropolitan Series Fund, on May 1, 2009.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

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Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

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Met Investors Series Trust

Pioneer Fund Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-20

Simplify your life…

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Met Investors Series Trust Pioneer Strategic Income Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and E shares of the Pioneer Strategic Income Portfolio returned 5.06% and 4.96%, respectively. The Portfolio’s benchmark, the Barclays U.S. Universal Index1, returned 2.87% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The first six months of 2012 was the tale of two markets: in the first quarter, credit markets rallied, buoyed by improving employment reports from the U.S., supportive global central bank policies, and the completion of the Greek debt exchange. The second quarter generally witnessed a sell-off of risk, driven by rising concerns about the ability of the Eurozone and the European Central Bank (“ECB”) to recapitalize Spanish banks and protect against a disorderly Greek exit from the euro, continued disappointment in U.S. employment and economic data, and increased fears about a hard landing in China. Over the six month period, however, risky assets held onto their outperformance.

U.S. Treasuries posted solid returns for the period, reflecting the flight to safe haven U.S. dollar assets in the second quarter: the 10 year Treasury bond returned 3.40% (more than offsetting a first quarter loss with a 5.28% second quarter return), as yields fell from 1.87% to 1.66%. The 30 year Treasury bond returned 3.95% for the six months, including 12.64% in the second quarter, as yields declined from 2.89% to 2.77%. Municipals returned 3.66%, for a 0.89% excess return over like duration Treasuries. Agency Mortgage-Backed Securities (“MBS”) posted a 1.66% return, for an excess return of 0.43%. Investment Grade Corporates returned 4.65%, for a 2.63% excess return, led by Financials, which delivered 7.10% returns, for a 5.52% excess return. High Yield Corporates delivered the best performance among taxable U.S. fixed income asset classes, returning 7.08%, for an excess return of 5.71%, as spreads narrowed from 723 bps to 644 bps. High Yield Convertibles returned 6.95%, as the S & P 500 Index rose 9.49%. With respect to floating rate markets, Bank Loans lagged High Yield but outperformed Treasuries, returning 4.94%; although inflation concerns remained relatively quiescent for the period, the superior yield of floating rate loans and favorable outlook for corporations relative to Treasury bills attracted investors. Non-Agency MBS/ABS (Asset Backed Securities), as represented by the Floating Rate Non-Agency ABS Index returned 7.01%, reflecting increased investor demand in the wake of an improving housing market and minimal new Non-Agency MBS/ABS issuance. Despite a second quarter sell-off driven by increased concerns about emerging market growth, Emerging Market Corporates were the top performing global fixed income asset class for the period, returning 7.54%. High Yield Emerging Market Corporates returned an even more impressive 9.65%, on a U.S. dollar, unhedged basis. The U.S. Dollar had mixed performance, but outperformed the Euro by 2.32%, including a 5.34% outperformance in the second quarter.

PORTFOLIO REVIEW/PERIOD END POSITIONING

Asset allocation drove outperformance for the period, adding 309 basis points (bps), reflecting 146 bps for sector allocation and 163 bps for allocating to lower relative quality which outperformed. With respect to sector allocation, the 34% overweight to Corporates (including Bank Loans and Convertibles) contributed 67 bps, primarily reflecting 39 bps added by the 9% overweight to Financials and 29 bps added by the 23% overweight to Industrials. The 22% underweight to government bonds (including a 27% underweight to U.S. Treasuries) contributed 31 bps, although an underweight to government-related issues reduced that positive impact by 8 bps. The Mortgage portfolio added 63 bps to asset allocation, including 23 bps from an 8% overweight to CMOs (Collaterized Mortgage Obligations); 20 bps from the 23% underweight to Agency MBS; 11 bps from the 4% overweight to ABS; and 9 bps from the 2% overweight to CMBS (Commercial MBS). Finally, the 6% overweight to Municipals contributed 11 bps. With respect to lower relative quality, Corporates contributed 120 bps of the total 163 bps, with Industrials adding 98 bps and Financials adding 21 bps. Lower relative quality of government bonds (which includes foreign sovereigns) contributed 29 bps. Lower quality ABS added 11 bps.

The primary detractors from performance were interest rate sensitivity, which hurt performance by 27 bps, as well as security selection, which hurt performance by 50 bps. With respect to interest rate factors, the 0.9 years short duration hurt by 42 bps, partly offset by yield curve positioning which contributed 15 bps. Corporates accounted for 56 bps of security underperformance, including 27 bps from Industrials and 24 bps from Financials. CMBS issues contributed 5 bps to performance. Non-dollar currencies slightly hurt performance by 2 bps, reflecting the modest exposures; the underperformance of the Swedish Krona, Brazilian Real and Indonesian Rupiah exposures was almost offset by the outperformance of the Phillippines Peso, Norwegian Krone, and Canadian Dollar positions.

We continued to maintain our long term view of relative value, which favors Corporates over Developed Market Sovereigns. Although spreads are nearing long-term averages, we continued to believe Corporates are attractive, based on relative value and fundamentals. We continued to hold a significant overweight to Corporate Bonds. Corporations, particularly in the U.S., have both attractive valuations and strong fundamentals. Revenue growth and tight cost controls may allow U.S. companies to enjoy continued improvement in their earnings and balance sheets. Moreover, the Federal Reserve’s commitment to continued low interest rates, which it extended to 2014 in January, and the increased potential for further balance sheet expansion through “QE3”, coupled with modest economic growth, may continue to support riskier assets such as Corporate Bonds, and particularly High Yield Corporate Bonds. High Yield spread levels stand somewhat above long term averages, while projected defaults remain well below long term averages. Bank Loans remained intriguing, due to their discounted price

MIST-1

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary*—(Continued)

levels and their floating rate nature. Although the Convertibles market is shrinking as corporations opt to finance in the bond market at record-low yields, Convertibles offered value, given our preference for equities over fixed income. Municipal Bonds remained attractive, with 30 year yields relative to 30 year Treasury yields above long term averages. As of period end, Emerging Market Corporates offered opportunities to invest in the positive emerging market secular growth story, as well as in global players in their markets.

We remained underweight Developed Government Bonds, based on our view that they have poor fundamentals and unattractive valuations. Europe and the United States continue to suffer from high deficits and high and growing debt-to-GDP ratios.

Ken Taubes, Portfolio Manager, Executive Vice President

Pioneer Investment Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PIONEER STRATEGIC INCOME PORTFOLIO MANAGED BY

PIONEER INVESTMENT MANAGEMENT, INC. VS. BARCLAYS U.S. UNIVERSAL INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Pioneer Strategic Income Portfolio
Class A	5.06	5.26	8.70	8.96	—
Class E	4.96	5.06	—	—	8.70
Barclays U.S. Universal Index[1]	2.87	7.36	6.76	5.96	—

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 6/16/1994. Inception of the Class E shares is 4/28/2008.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
U.S. Treasury Bonds	2.8
Fannie Mae 30 Yr. Pool	1.3
Canada Housing Trust No. 1	1.2
Philippine Government Bond	1.0
Canadian Government Bond	0.9
Sweden Government Bond	0.9
Countrywide Alternative Loan Trust	0.8
Freddie Mac 30 Yr. Gold Pool	0.7
Ireland Government Bond	0.7
Wells Fargo Mortgage Backed Securities Trust	0.7

Top Sectors

% of Market Value of Total Investments
Foreign Bonds & Debt Securities	26.7
Domestic Bonds & Debt Securities	25.1
Cash & Cash Equivalents	11.8
Loan Participations	11.2
Mortgage-Backed Securities	10.8
U.S. Treasury & Government Agencies	7.9
Municipals	6.1
Convertible Bonds	4.7
Asset-Backed Securities	3.7
Preferred Stocks	1.2

MIST-3

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Pioneer Strategic Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.64%	$1,000.00	$1,050.60	$3.26
	Hypothetical*	0.64%	$1,000.00	$1,021.68	$3.22

Class E	Actual	0.79%	$1,000.00	$1,049.60	$4.03
	Hypothetical*	0.79%	$1,000.00	$1,020.94	$3.97

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—26.5% of Net Assets

Security Description	Par Amount†	Value

Airlines—0.1%
TAM Capital 3, Inc.
8.375%, 06/03/21 (144A) (a)	660,000	$691,350

Air Freight & Logistics—0.1%
CEVA Group plc
11.500%, 04/01/18 (144A) (a)	1,779,000	1,636,680

Beverages—0.1%
Central American Bottling Corp.
6.750%, 02/09/22 (144A)	630,000	667,800

Building Products—0.1%
Voto-Votorantim Overseas Trading Operations N.V.
6.625%, 09/25/19 (144A)	500,000	546,250

Capital Markets—0.7%
Gruposura Finance
5.700%, 05/18/21 (144A)	915,000	964,181
IPIC GMTN, Ltd.
5.500%, 03/01/22 (144A)	1,680,000	1,839,600
Macquarie Group, Ltd.
7.625%, 08/13/19 (144A)	1,170,000	1,259,679
6.000%, 01/14/20 (144A) (a)	1,400,000	1,394,841
6.250%, 01/14/21 (144A)	400,000	398,652
UBS AG
5.311%, 01/15/14 (144A) (b)	1,500,000	1,508,550
Vimpel Communications Via VIP Finance Ireland, Ltd.
9.125%, 04/30/18 (144A)	97,000	103,548

		7,469,051

Chemicals—0.7%
Agrium, Inc.
6.750%, 01/15/19 (a)	1,582,000	1,942,365
Basell Finance Co. B.V.
8.100%, 03/15/27 (144A)	382,000	457,445
Ineos Group Holdings, Ltd.
7.875%, 02/15/16 (144A) (EUR)	850,000	933,147
LyondellBasell Industries N.V.
5.000%, 04/15/19 (144A)	3,470,000	3,656,513
Mythen, Ltd.
8.407%, 05/07/15 (144A) (b)	650,000	664,138

		7,653,608

Commercial Banks—3.1%
Asian Development Bank Series GMTN
3.375%, 05/20/14 (NOK)	10,000,000	1,727,214
Banco Continental S.A. via Continental Senior Trustees II Cayman, Ltd.
5.750%, 01/18/17 (144A)	1,000,000	1,035,000
Banco de Credito del Peru
5.375%, 09/16/20 (144A)	1,230,000	1,282,275
6.875%, 09/16/26 (144A) (b)	1,915,000	2,092,138
9.750%, 11/06/69 (144A) (b)	455,000	536,900
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/22 (144A)	700,000	729,268

Commercial Banks—(Continued)
BanColombia S.A.
5.950%, 06/03/21	2,855,000	$3,061,988
BBVA Bancomer S.A.
6.500%, 03/10/21 (144A)	4,110,000	4,171,650
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875%, 03/19/20 (EUR)	900,000	1,108,198
Series EMTN
18.888%, 03/03/15 (TRY) (c)	3,600,000	1,605,180
Credit Agricole S.A.
8.375%, 10/13/19 (144A) (a) (b)	1,170,000	974,025
HSBC Bank plc
7.650%, 05/01/25	2,100,000	2,393,435
Industrial Bank of Korea
7.125%, 04/23/14 (144A)	720,000	784,738
International Bank for Reconstruction & Development (The)
Series GDIF
3.250%, 04/14/14 (NOK)	16,800,000	2,900,719
5.750%, 10/21/19 (AUD)	1,600,000	1,825,137
Intesa Sanpaolo S.p.A.
2.867%, 02/24/14 (144A) (b)	875,000	822,030
3.625%, 08/12/15 (144A) (a)	1,900,000	1,711,121
6.500%, 02/24/21 (144A)	275,000	240,832
Kazkommertsbank JSC
8.000%, 11/03/15 (144A)	640,000	601,600
Realkredit Danmark A.S.
7.000%, 04/01/32 (DKK)	4,466	872
Scotia Bank Peru DPR Finance Co.
3.211%, 03/15/17 (144A) (b)	1,000,000	997,899
VTB Bank OJSC Via VTB Capital S.A.
6.000%, 04/12/17 (144A)	2,900,000	2,950,750

		33,552,969

Commercial Services & Supplies—1.2%
Canada Housing Trust No. 1
3.750%, 03/15/20 (144A) (CAD)	7,675,000	8,460,517
3.350%, 12/15/20 (144A) (CAD)	500,000	537,776
3.800%, 06/15/21 (144A) (CAD)	3,750,000	4,168,611

		13,166,904

Computers & Peripherals—0.1%
Seagate HDD Cayman
7.750%, 12/15/18	1,205,000	1,339,056

Construction & Engineering—0.3%
Abengoa Finance SAU
8.875%, 11/01/17 (144A) (a)	500,000	445,000
Boart Longyear Management Pty, Ltd.
7.000%, 04/01/21 (144A)	525,000	539,438
Empresas ICA S.A.B. de C.V.
8.900%, 02/04/21 (144A) (a)	1,800,000	1,732,500

		2,716,938

Construction Materials—0.3%
Cemex Espana Luxembourg
9.875%, 04/30/19 (144A) (a)	1,420,000	1,265,575

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Construction Materials—(Continued)
Cemex S.A.B. de C.V.
9.000%, 01/11/18 (144A)	900,000	$807,750
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (144A)	225,000	236,256
Magnesita Finance, Ltd.
8.625%, 12/31/49 (144A)	750,000	739,483

		3,049,064

Consumer Finance—0.4%
Banque PSA Finance S.A.
5.750%, 04/04/21 (144A)	2,000,000	1,841,088
Caterpillar Financial Services Corp.
1.350%, 07/12/13 (CNH)	10,500,000	1,624,756
Hyundai Capital Services, Inc.
3.500%, 09/13/17 (144A) (a)	660,000	666,351

		4,132,195

Containers & Packaging—0.4%
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A) (a)	2,325,000	2,476,125
9.250%, 10/15/20 (144A) (EUR)	400,000	508,731
Nordenia International AG
9.750%, 07/15/17 (144A) (EUR)	950,000	1,286,380

		4,271,236

Distributors—0.1%
Marfrig Overseas, Ltd.
9.500%, 05/04/20 (144A)	1,775,000	1,393,375

Diversified Financial Services—1.3%
BM&FBovespa S.A.
5.500%, 07/16/20 (144A)	1,500,000	1,605,000
Compass Re, Ltd.
9.081%, 01/08/15 (144A) (b)	300,000	300,000
10.331%, 01/08/15 (144A) (b)	800,000	801,360
Corp. Financiera de Desarrollo S.A.
4.750%, 02/08/22 (144A)	690,000	724,500
Goodman Funding Pty, Ltd.
6.375%, 04/15/21 (144A)	2,450,000	2,556,695
6.000%, 03/22/22 (144A)	800,000	812,562
Intercorp Retail Trust
8.875%, 11/14/18 (144A) (a)	1,050,000	1,149,750
Successor X, Ltd.
11.081%, 01/27/15 (144A) (b)	650,000	625,105
Class II—CN3
9.831%, 04/04/13 (144A) (b)	300,000	294,330
Series 2011-1, Class III-R3
13.242%, 01/07/14 (144A) (b)	1,250,000	1,226,500
Series 2011-2, Class IV-AL3
13.000%, 02/25/14 (144A) (b)	250,000	239,575
Series 2011-2, Class IV-E3
9.703%, 02/25/14 (144A) (b)	1,300,000	1,253,980
Series 2011-3, Class II
11.331%, 11/10/15 (144A) (b)	250,000	237,675

Diversified Financial Services—(Continued)
Telenet Finance III Luxembourg S.C.A.
6.625%, 02/15/21 (144A) (EUR)	550,000	$689,064
TNK-BP Finance S.A.
7.500%, 07/18/16 (144A)	1,090,000	1,216,767
6.625%, 03/20/17 (144A)	375,000	409,238

		14,142,101

Diversified Telecommunication Services—0.9%
Digicel Group, Ltd.
8.250%, 09/01/17 (144A) (a)	1,350,000	1,387,125
Intelsat Jackson Holdings S.A.
8.500%, 11/01/19	250,000	277,500
Intelsat Luxembourg S.A.
11.500%, 02/04/17 (144A) (d)	2,150,000	2,227,937
11.500%, 02/04/17 (d)	4,654	4,823
Oi S.A.
5.750%, 02/10/22 (144A)	1,700,000	1,736,550
Qtel International Finance, Ltd.
6.500%, 06/10/14 (144A) (a)	1,030,000	1,126,820
Telefonica Emisiones SAU
6.221%, 07/03/17	2,000,000	1,879,552
Telesat Canada / Telesat LLC
12.500%, 11/01/17	1,220,000	1,366,400

		10,006,707

Electric Utilities—0.9%
Dubai Electricity & Water Authority
8.500%, 04/22/15 (144A)	2,820,000	3,147,825
Instituto Costarricense de Electricidad
6.950%, 11/10/21 (144A) (a)	1,520,000	1,566,390
Intergen N.V.
9.000%, 06/30/17 (144A)	1,686,000	1,660,710
Israel Electric Corp., Ltd.
6.700%, 02/10/17 (144A)	770,000	798,599
7.250%, 01/15/19 (144A)	845,000	865,037
9.375%, 01/28/20 (144A)	410,000	466,161
Star Energy Geothermal Wayang Windu, Ltd.
11.500%, 02/12/15 (144A)	1,000,000	1,092,500

		9,597,222

Electrical Equipment—0.0%
Legrand France S.A.
8.500%, 02/15/25 (a)	20,000	25,435

Energy Equipment & Services—0.9%
Deep Drilling 1 Pte, Ltd. Series EMTN
12.000%, 12/21/15	500,000	462,602
Offshore Group Investments, Ltd.
11.500%, 08/01/15	1,750,000	1,907,500
11.500%, 08/01/15 (144A)	755,000	822,950
Precision Drilling Corp.
6.625%, 11/15/20	1,100,000	1,138,500
Transocean, Inc.
6.375%, 12/15/21	3,100,000	3,552,110

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Energy Equipment & Services—(Continued)
Weatherford International, Ltd.
9.625%, 03/01/19	1,209,000	$1,577,663
5.950%, 04/15/42	475,000	501,429

		9,962,754

Food Products—0.8%
Bertin S.A. / Bertin Finance, Ltd.
10.250%, 10/05/16 (144A)	200,000	203,300
BRF - Brasil Foods S.A.
5.875%, 06/06/22 (144A)	1,425,000	1,471,312
Independencia International, Ltd.
12.000%, 12/30/16 (144A) (e)	296,948	297
JBS Finance II, Ltd.
8.250%, 01/29/18 (144A) (a)	1,430,000	1,401,400
Minerva Luxembourg S.A.
12.250%, 02/10/22 (144A) (a)	800,000	836,000
Minerva Overseas II, Ltd.
10.875%, 11/15/19 (144A)	1,419,000	1,436,738
Viterra, Inc.
5.950%, 08/01/20 (144A)	2,760,000	3,027,684

		8,376,731

Gas Utilities—0.1%
Transportadora de Gas del Sur S.A.
7.875%, 05/14/17 (144A) (a)	921,000	649,305

Hotels, Restaurants & Leisure—0.4%
Codere Finance Luxembourg S.A.
9.250%, 02/15/19 (144A) (a)	2,290,000	1,614,450
Lottomatica S.p.A.
8.250%, 03/31/66 (144A) (EUR) (b)	1,957,000	2,142,243
Peermont Global Pty, Ltd.
7.750%, 04/30/14 (144A) (EUR)	920,000	1,082,761

		4,839,454

Household Durables—0.6%
Controladora Mabe S.A. C.V.
7.875%, 10/28/19 (144A)	2,121,000	2,227,050
Corp. GEO S.A.B. de C.V.
8.875%, 03/27/22 (144A)	400,000	413,000
Desarrolladora Homex S.A.B. de C.V.
9.500%, 12/11/19 (144A)	1,055,000	1,107,750
9.750%, 03/25/20 (144A) (a)	1,350,000	1,424,250
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500%, 01/21/20 (144A) (a)	346,000	365,030
9.750%, 02/03/22 (144A) (a)	700,000	740,250

		6,277,330

Independent Power Producers & Energy Traders—0.1%
Listrindo Capital B.V.
6.950%, 02/21/19 (144A) (a)	900,000	922,058

Industrial Conglomerates—0.1%
Tyco International Finance S.A.
8.500%, 01/15/19	677,000	$928,338

Insurance—2.2%
Ajecorp B.V.
6.500%, 05/14/22 (144A) (a)	960,000	994,518
ATLAS VI Capital, Ltd.
10.913%, 04/07/14 (144A) (EUR) (b)	250,000	324,933
Blue Fin, Ltd.
14.081%, 05/28/13 (144A) (b)	250,000	251,350
Series 3, class B
9.331%, 05/28/13 (144A) (b)	300,000	302,190
Caelus Re II, Ltd.
6.581%, 05/24/13 (144A) (b)	550,000	551,540
Combine Re, Ltd.
4.581%, 01/07/15 (144A) (b)	750,000	763,575
East Lane Re V, Ltd.
9.081%, 03/16/16 (144A) (b)	250,000	259,625
East Lane Re, Ltd.
5.831%, 03/14/16 (144A) (b)	250,000	252,375
Foundation Re III, Ltd.
Series 2010-1, Class A
5.831%, 02/03/14 (144A) (b)	825,000	804,787
Series 2011-1, Class B
5.081%, 02/25/15 (b)	750,000	737,775
GlobeCat, Ltd.
Series USW
9.711%, 01/02/13 (144A) (b)	550,000	518,760
Ibis Re II, Ltd.
8.431%, 02/05/17 (144A) (b)	500,000	490,550
Ibis Re, Ltd.
6.281%, 05/03/13 (144A) (b)	400,000	391,920
Kibou, Ltd.
5.331%, 02/16/15 (144A) (b)	450,000	454,635
Lodestone Re, Ltd.
Class A
6.331%, 05/17/13 (144A) (b)	925,000	916,212
Class B
8.331%, 05/17/13 (144A) (b)	1,050,000	1,043,490
Series 2010-2 Class A-1
6.081%, 01/08/14 (144A) (b)	1,500,000	1,466,400
Series 2010-2 Class A-2
7.331%, 01/08/14 (144A) (b)	250,000	247,475
Loma Reinsurance, Ltd.
9.967%, 12/21/14 (144A) (b)	1,000,000	998,400
Longpoint Re, Ltd.
6.081%, 06/12/15 (144A) (b)	450,000	457,358
Montana Re, Ltd.
Class A
10.218%, 12/07/12 (144A) (b)	250,000	241,900
Class B
13.718%, 12/07/12 (144A) (b)	250,000	238,950
Mystic Re, Ltd.
9.081%, 03/12/15 (144A) (b)	500,000	500,550
12.081%, 03/12/15 (144A) (b)	500,000	504,250

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Insurance—(Continued)
Queen Street II Capital, Ltd.
7.581%, 04/09/14 (144A) (b)	725,000	$711,950
Queen Street III Capital, Ltd.
4.831%, 07/28/14 (144A) (b)	250,000	249,325
Queen Street IV Capital, Ltd.
7.581%, 04/09/15 (144A) (b)	400,000	385,000
Queen Street V Re, Ltd.
8.581%, 04/09/15 (144A) (b)	350,000	347,410
Residential Reinsurance 2010, Ltd.
Class 1
6.331%, 06/06/13 (144A) (b)	650,000	649,675
Residential Reinsurance 2011, Ltd.
8.981%, 12/06/15 (144A) (b)	250,000	235,750
Class 1
9.081%, 12/06/15 (144A) (b)	675,000	660,825
Residential Reinsurance 2012, Ltd.
8.081%, 06/06/18 (144A) (b)	950,000	959,405
Validus Holdings, Ltd.
8.875%, 01/26/40	1,720,000	1,931,961
White Mountains Re Group, Ltd.
7.506%, 06/30/17 (144A) (b)	3,465,000	3,333,819
XL Group plc
Series E
6.500%, 04/15/17 (a) (b)	1,195,000	976,912

		24,155,550

Machinery—0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 04/15/14 (a)	910,000	1,034,757
WPE International Cooperatief UA
10.375%, 09/30/20 (144A)	900,000	720,000

		1,754,757

Media—0.6%
Blue Danube Ltd.
6.413%, 04/10/15	250,000	255,300
Globo Comunicacao e Participacoes S.A.
4.875%, 04/11/22 (144A)	1,580,000	1,647,150
Grupo Televisa S.A.B.
6.000%, 05/15/18	1,080,000	1,261,886
Myriad International Holding B.V.
6.375%, 07/28/17 (144A) (a)	1,530,000	1,693,643
Nara Cable Funding, Ltd.
8.875%, 12/01/18 (144A) (a)	1,660,000	1,733,240
Ono Finance II plc
11.125%, 07/15/19 (EUR)	350,000	345,481

		6,936,700

Metals & Mining—1.9%
ALROSA Finance S.A.
8.875%, 11/17/14 (144A)	770,000	851,812
7.750%, 11/03/20 (144A)	640,000	673,453
Anglo American Capital plc
9.375%, 04/08/14 (144A)	845,000	950,666

Metals & Mining—(Continued)
AngloGold Ashanti Holdings plc
5.375%, 04/15/20 (a)	1,615,000	$1,662,412
ArcelorMittal
6.125%, 06/01/18 (a)	1,500,000	1,522,788
5.500%, 03/01/21 (a)	1,390,000	1,317,877
Essar Steel Algoma, Inc.
9.375%, 03/15/15 (144A) (a)	450,000	436,500
9.875%, 06/15/15 (144A)	1,415,000	1,206,287
Gold Fields Orogen Holding BVI, Ltd.
4.875%, 10/07/20 (144A)	4,860,000	4,638,569
Mirabela Nickel, Ltd.
8.750%, 04/15/18 (144A)	1,025,000	707,250
Novelis, Inc.
8.375%, 12/15/17 (a)	1,160,000	1,247,000
Quadra FNX Mining, Ltd.
7.750%, 06/15/19 (144A)	2,100,000	2,205,000
Vedanta Resources plc
9.500%, 07/18/18 (144A) (a)	1,330,000	1,349,950
8.250%, 06/07/21 (144A) (a)	700,000	659,750
Volcan Cia Minera SAA
5.375%, 02/02/22 (144A) (a)	625,000	651,563

		20,080,877

Oil, Gas & Consumable Fuels—1.0%
Berau Coal Energy Tbk PT
7.250%, 03/13/17 (144A) (a)	1,500,000	1,462,500
Bumi Capital Pte, Ltd.
12.000%, 11/10/16 (144A)	875,000	920,938
Bumi Investment Pte, Ltd.
10.750%, 10/06/17 (144A)	500,000	498,750
Canadian Natural Resources, Ltd.
5.900%, 02/01/18 (a)	717,000	846,897
Dolphin Energy, Ltd.
5.500%, 12/15/21 (144A)	470,000	525,836
Expro Finance Luxembourg SCA
8.500%, 12/15/16 (144A)	1,069,000	1,028,913
Gazprom OAO Via Gaz Capital S.A.
8.146%, 04/11/18 (144A)	190,000	227,187
Gazprom OAO Via Gazprom International S.A.
7.201%, 02/01/20	556,185	606,915
Nakilat, Inc.
6.267%, 12/31/33 (144A)	1,314,739	1,467,878
Series A
6.067%, 12/31/33 (144A)	520,000	583,700
Norwegian Energy Co.
12.900%, 11/20/14 (NOK)	4,000,000	638,800
Seven Seas Petroleum Corp. Series B
12.500%, 05/15/05 (e) (f)	60,000	0
Tengizchevroil Finance Co. SARL
6.124%, 11/15/14 (144A)	955,132	998,686
Transocean Drilling Norway
9.340%, 02/24/16 (NOK) (b)	3,500,000	620,729

		10,427,729

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Pharmaceuticals—0.1%
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC
7.750%, 09/15/18	1,075,000	$1,158,313

Provincial—0.1%
Province of Salta Argentina
9.500%, 03/16/22 (144A)	900,000	898,657

Road & Rail—0.2%
Inversiones Alsacia S.A.
8.000%, 08/18/18 (144A)	1,873,103	1,812,834

Semiconductors & Semiconductor Equipment—0.0%
LDK Solar Co., Ltd.
10.000%, 02/28/14 (CNH)	2,000,000	110,328

Sovereign—6.1%
Brazilian Government International Bond
10.250%, 01/10/28 (BRL)	6,250,000	3,866,380
Canadian Government Bond
2.000%, 06/01/16 (CAD)	3,780,000	3,823,588
1.500%, 03/01/17 (CAD)	4,200,000	4,172,360
4.250%, 06/01/18 (CAD)	1,485,000	1,695,797
Canadian Treasury Bill
0.870%, 07/19/12 (CAD) (c)	490,000	481,058
Indonesia Recapitalization Bond
Series FR19
14.250%, 06/15/13 (IDR)	7,600,000,000	879,752
Series FR20
14.275%, 12/15/13 (IDR)	4,350,000,000	523,270
Indonesia Treasury Bond
Series FR23
11.000%, 12/15/12 (IDR)	13,500,000,000	1,476,288
Series FR33
12.500%, 03/15/13 (IDR)	2,400,000,000	269,105
Series FR49
9.000%, 09/15/13 (IDR)	1,900,000,000	212,058
Series FR55
7.375%, 09/15/16 (IDR)	2,600,000,000	296,230
Series FR58
8.250%, 06/15/32 (IDR)	32,495,000,000	3,960,484
Ireland Government Bond
5.900%, 10/18/19 (EUR)	2,980,000	3,663,377
4.500%, 04/18/20 (EUR)	1,825,000	2,054,286
5.000%, 10/18/20 (EUR)	1,820,000	2,097,016
Mexican Bonos Series M
6.500%, 06/09/22 (MXN)	41,230,000	3,339,554
Netherlands Government Bond
5.000%, 07/15/12 (EUR)	130,000	164,729
Norwegian Government Bond
Series 471
5.000%, 05/15/15 (NOK)	7,150,000	1,322,509
Series 472
4.250%, 05/19/17 (NOK)	9,440,000	1,787,659

Sovereign—(Continued)
Series 473
4.500%, 05/22/19 (NOK)	2,050,000	$406,709
Philippine Government Bond
5.875%, 03/01/32 (PHP)	261,850,000	6,199,758
Series 2017
8.000%, 07/19/31 (PHP)	15,800,000	466,309
Series 25-9
7.625%, 09/29/36 (PHP)	149,060,000	4,188,121
Queensland Treasury Corp.
Series 13G
6.000%, 08/14/13 (AUD)	138,000	145,595
Series 22
6.000%, 07/21/22 (AUD)	2,500,000	2,850,600
Russian Foreign Bond - Eurobond
4.500%, 04/04/22 (144A)	1,400,000	1,470,154
7.500%, 03/31/30 (144A) (g)	963,988	1,159,764
5.625%, 04/04/42 (144A)	2,200,000	2,359,060
Singapore Government Bond
1.625%, 04/01/13 (SGD)	1,850,000	1,475,370
Sweden Government Bond
Series 1041
6.750%, 05/05/14 (SEK)	29,900,000	4,771,500
Series 1046
5.500%, 10/08/12 (SEK)	14,715,000	2,150,203
Series 1049
4.500%, 08/12/15 (SEK)	14,600,000	2,329,938

		66,058,581

Trading Companies & Distributors—0.1%
Metinvest B.V.
10.250%, 05/20/15 (144A)	550,000	540,375
8.750%, 02/14/18 (144A)	1,200,000	1,098,000

		1,638,375

Wireless Telecommunication Services—0.2%
America Movil S.A.B. de C.V.
3.500%, 02/08/15 (CNH)	5,500,000	876,099
Digicel, Ltd.
7.000%, 02/15/20 (144A)	400,000	391,000
VimpelCom Holdings B.V.
7.504%, 03/01/22 (144A)	1,400,000	1,318,716

		2,585,815

Total Foreign Bonds & Debt Securities (Cost $278,026,788)		285,632,427

Domestic Bonds & Debt Securities—24.9%

Aerospace & Defense—0.1%
GeoEye, Inc.
9.625%, 10/01/15 (a)	600,000	631,500
United Technologies Corp.
4.500%, 06/01/42	700,000	772,162

		1,403,662

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Airlines—0.2%
American Airlines Pass-Through Trust
Series 2011-2 Class A
8.625%, 04/15/23	1,285,884	$1,350,178
Delta Air Lines 2010-1 Class B Pass-Through Trust
Series 101B
6.375%, 07/02/17	725,000	725,000
Delta Air Lines 2010-2 Class A Pass-Through Trust
Class 2A
4.950%, 11/23/20	595,542	632,763

		2,707,941

Auto Components—0.0%
Commercial Vehicle Group, Inc.
7.875%, 04/15/19	250,000	255,313
Lear Corp.
8.750%, 12/01/16 (a) (e)	2,192,000	0

		255,313

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/19	1,254,000	1,658,451

Building Products—0.5%
Masco Corp.
7.125%, 03/15/20	2,905,000	3,210,060
5.950%, 03/15/22 (a)	1,425,000	1,469,570
USG Corp.
8.375%, 10/15/18 (144A)	667,000	703,685

		5,383,315

Capital Markets—2.5%
Goldman Sachs Capital II
4.000%, 06/01/43 (b)	5,300,000	3,594,831
GTP Acquisition Partners I LLC
7.628%, 06/15/41 (144A)	1,800,000	1,877,565
GTP Cellular Sites LLC
3.721%, 03/15/42 (144A)	600,000	607,973
GTP Towers Issuer LLC
4.436%, 02/15/40 (144A)	1,980,000	2,068,919
Janus Capital Group, Inc.
6.700%, 06/15/17	360,000	386,569
Jefferies Group, Inc.
5.125%, 04/13/18	1,125,000	1,102,500
6.875%, 04/15/21	3,325,000	3,360,268
Merrill Lynch & Co., Inc.
Series C
5.450%, 02/05/13	1,097,000	1,119,221
7.750%, 05/14/38	3,200,000	3,661,037
Series MTNC
5.000%, 02/03/14	168,000	173,817
Morgan Stanley
5.500%, 07/28/21 (a)	1,000,000	986,994
Series F
6.625%, 04/01/18	2,054,000	2,150,152

Chemicals—(Continued)
Series GMTN
5.500%, 01/26/20	1,100,000	$1,079,004
Samson Investment Co.
9.75%, 02/15/20 (144A)	865,000	861,756
State Street Capital Trust III
5.458%, 12/31/49 (a) (b)	3,570,000	3,582,067
TD Ameritrade Holding Corp.
5.600%, 12/01/19 (a)	500,000	569,183

		27,181,856

Chemicals—0.5%
Cytec Industries, Inc.
8.950%, 07/01/17	1,060,000	1,318,170
Eastman Chemical Co.
4.800%, 09/01/42	740,000	757,354
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/18 (a)	1,230,000	1,260,750
9.000%, 11/15/20 (a)	655,000	568,213
Momentive Performance Materials, Inc.
9.000%, 01/15/21 (a)	250,000	190,625
Rain CII Carbon LLC
8.000%, 12/01/18 (144A)	1,275,000	1,294,125

		5,389,237

Commercial Banks—1.5%
KeyBank N.A.
5.800%, 07/01/14	1,225,000	1,313,803
KeyCorp
Series MTN
6.500%, 05/14/13 (a)	865,000	906,228
Mellon Funding Corp.
5.500%, 11/15/18 (a)	812,000	936,044
PNC Bank N.A.
6.000%, 12/07/17 (a)	699,000	814,761
PNC Financial Services Group, Inc.
8.250%, 05/21/13 (b)	2,749,000	2,853,377
6.750%, 08/01/21 (a) (b)	3,570,000	3,779,973
PNC Preferred Funding Trust III
8.700%, 03/15/13 (144A) (b)	900,000	922,860
Sovereign Bank
8.750%, 05/30/18	2,655,000	2,891,698
Wachovia Bank N.A.
Series BKNT
6.000%, 11/15/17	1,215,000	1,417,391

		15,836,135

Commercial Services & Supplies—0.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.250%, 01/15/19	1,225,000	1,319,937
Iron Mountain, Inc.
7.750%, 10/01/19 (a)	400,000	434,000

		1,753,937

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Communications Equipment—0.1%
CommScope, Inc.
8.250%, 01/15/19 (144A)	680,000	$722,500

Construction & Engineering—0.1%
Dycom Investments, Inc.
7.125%, 01/15/21	1,000,000	1,030,000

Construction Materials—0.0%
Texas Industries, Inc.
9.250%, 08/15/20	425,000	427,125

Consumer Finance—0.4%
Capital One Capital VI
8.875%, 05/15/40	1,502,000	1,533,917
Hyundai Capital America
4.000%, 06/08/17 (144A)	200,000	207,157
SLM Corp. Series MTNA 4.000%, 07/25/14 (b)	989,000	990,019
Springleaf Finance Corp. Series MTN 6.900%, 12/15/17	1,522,000	1,222,349

		3,953,442

Containers & Packaging—0.3%
AEP Industries, Inc. 8.250%, 04/15/19 (a)	290,000	303,050
Graphic Packaging International, Inc. 7.875%, 10/01/18 (a)	685,000	756,925
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
7.125%, 04/15/19 (144A)	1,300,000	1,368,250
9.875%, 08/15/19 (144A) (a)	705,000	732,319
Sealed Air Corp. 8.125%, 09/15/19 (144A)	500,000	560,000

		3,720,544

Diversified Consumer Services—0.7%
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 05/01/19	950,000	1,133,581
Bowdoin College 4.693%, 07/01/12	800,000	787,544
Massachusetts Institute of Technology 5.600%, 07/01/11	800,000	1,117,691
Service Corp. International 7.000%, 05/15/19	1,475,000	1,593,000
Tufts University 5.017%, 04/15/12	2,700,000	3,104,673

		7,736,489

Diversified Financial Services—1.5%
American Honda Finance Corp. 6.700%, 10/01/13 (144A)	1,300,000	1,395,338

Diversified Financial Services—(Continued)
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	3,075,000	$3,076,943
Capital One Bank USA N.A. 8.800%, 07/15/19	720,000	907,974
General Electric Capital Corp. Series A 7.125%, 06/15/22 (b)	2,800,000	2,969,053
JPMorgan Chase & Co. 11.061%, 10/04/17 (144A) (TRY) (c)	2,100,000	706,271
Series 1
7.900%, 04/30/18 (b)	4,343,000	4,777,717
Scottrade Financial Services, Inc. 6.125%, 07/11/21 (144A)	2,500,000	2,543,233

		16,376,529

Diversified Telecommunication Services—1.0%
CenturyLink, Inc. Series P 7.600%, 09/15/39	700,000	677,893
Cincinnati Bell, Inc. 8.250%, 10/15/17 (a)	1,442,000	1,506,890
8.750%, 03/15/18 (a)	696,000	673,380
8.375%, 10/15/20 (a)	1,740,000	1,779,150
Frontier Communications Corp. 8.500%, 04/15/20 (a)	1,175,000	1,251,375
8.750%, 04/15/22	1,950,000	2,057,250
GCI, Inc. 8.625%, 11/15/19	370,000	389,425
PAETEC Holding Corp. 8.875%, 06/30/17	500,000	541,250
9.875%, 12/01/18	500,000	561,250
Windstream Corp. 8.125%, 09/01/18 (a)	400,000	432,000
7.750%, 10/15/20 (a)	1,000,000	1,065,000

		10,934,863

Electric Utilities—0.9%
Commonwealth Edison Co. 6.950%, 07/15/18	1,100,000	1,334,842
FPL Energy American Wind LLC 6.639%, 06/20/23 (144A)	320,560	327,943
FPL Energy Wind Funding LLC 6.876%, 06/27/17 (144A)	261,225	216,164
New York State Electric & Gas Corp. 6.150%, 12/15/17 (144A)	950,000	1,079,031
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	867,000	871,335
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	848,321	951,893
PPL Capital Funding, Inc. Series A 6.700%, 03/30/67 (a) (b)	450,000	449,888
Public Service Co. of New Mexico 7.950%, 05/15/18	625,000	749,337

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Electric Utilities—(Continued)
Southern California Edison Co. Series E 6.2507, 02/01/22 (b)	1,575,000	$1,652,103
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. Series B
15.000%, 04/01/21 (a)	650,000	224,250
West Penn Power Co. 5.950%, 12/15/17 (144A)	1,197,000	1,406,234
White Pine Hydro Portfolio LLC 7.260%, 07/20/15 (144A)	515,000	106,346

		9,369,366

Electrical Equipment—0.3%
ABB Finance USA, Inc. 4.375%, 05/08/42 (a)	1,140,000	1,230,304
Belden, Inc. 7.000%, 03/15/17	1,465,000	1,516,275
Coleman Cable, Inc. 9.000%, 02/15/18 (a)	971,000	1,004,985

		3,751,564

Electronic Equipment, Instruments & Components—0.1%
Viasystems, Inc. 7.875%, 05/01/19 (144A)	1,100,000	1,102,750

Energy Equipment & Services—0.5%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	330,586	372,737
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	500,000	480,000
Exterran Holdings, Inc. 7.250%, 12/01/18 (a)	1,525,000	1,471,625
Plains All American Pipeline 6.125%, 01/15/17 (a)	1,467,000	1,707,239
SESI LLC 7.125%, 12/15/21 (144A)	1,460,000	1,595,050

		5,626,651

Food & Staples Retailing—0.1%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A) (a)	908,666	1,007,921

Food Products—0.3%
JBS USA LLC / JBS USA Finance, Inc. 8.250%, 02/01/20 (144A) (a)	600,000	585,000
Kraft Foods, Inc. 6.500%, 02/09/40	1,850,000	2,385,100

		2,970,100

Gas Utilities—0.5%
Ferrellgas L.P. / Ferrellgas Finance Corp. 6.500%, 05/01/21 (a)	800,000	734,000
Questar Pipeline Co. 5.830%, 02/01/18	1,441,000	1,701,818
Star Gas Partners L.P. / Star Gas Finance Co. 8.875%, 12/01/17	902,000	888,470

Gas Utilities—(Continued)
Sunoco Logistics Partners Operations LP 6.100%, 02/15/42	1,700,000	$1,758,858

		5,083,146

Health Care Equipment & Supplies—0.2%
Physio-Control International, Inc. 9.875%, 01/15/19 (144A)	2,400,000	2,568,000

Health Care Providers & Services—0.4%
AMERIGROUP Corp. 7.500%, 11/15/19	1,250,000	1,350,000
Gentiva Health Services, Inc. 11.500%, 09/01/18	2,300,000	2,012,500
HCA, Inc. 7.190%, 11/15/15	10,000	10,600
8.500%, 04/15/19 (a)	417,000	469,125
6.500%, 02/15/20	350,000	380,187
7.875%, 02/15/20	500,000	557,500
8.360%, 04/15/24	50,000	51,000
7.690%, 06/15/25	50,000	48,375

		4,879,287

Hotels, Restaurants & Leisure—0.4%
Mashantucket Pequot Tribe Series A
8.500%, 11/15/15 (144A) (e)	1,670,000	141,950
Scientific Games International, Inc.
7.875%, 06/15/16 (144A) (a)	435,000	454,575
9.250%, 06/15/19	590,000	649,000
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (144A)	635,000	488,950
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.375%, 03/15/22 (144A) (a)	2,115,000	2,130,862

		3,865,337

Household Durables—0.1%
Whirlpool Corp. Series MTN
5.500%, 03/01/13	1,422,000	1,459,780

Household Products—0.2%
Yankee Candle Co., Inc. Series B
9.750%, 02/15/17	1,684,000	1,751,360

Independent Power Producers & Energy Traders—0.4%
Juniper Generation LLC
6.790%, 12/31/14 (144A)	25,545	22,253
Kiowa Power Partners LLC
5.737%, 03/30/21 (144A)	900,000	955,307
NRG Energy, Inc.
7.625%, 05/15/19 (a)	2,100,000	2,136,750
Ormat Funding Corp.
8.250%, 12/30/20	944,153	873,342

		3,987,652

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Insurance—2.5%
Alterra Finance LLC
6.250%, 09/30/20	2,100,000	$2,236,588
Delphi Financial Group, Inc.
7.875%, 01/31/20	2,190,000	2,592,480
Genworth Financial, Inc.
7.200%, 02/15/21 (a)	2,640,000	2,518,539
Hanover Insurance Group, Inc. (The)
7.500%, 03/01/20	325,000	377,584
7.625%, 10/15/25	2,016,000	2,277,308
HUB International Holdings, Inc.
10.250%, 06/15/15 (144A)	167,000	170,966
Ironshore Holdings US, Inc.
8.500%, 05/15/20 (144A)	1,635,000	1,788,056
Liberty Mutual Group, Inc.
7.300%, 06/15/14 (144A)	394,000	431,711
7.000%, 03/15/37 (144A) (b)	2,032,000	1,818,640
10.750%, 06/15/88 (144A) (b)	328,000	449,360
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	2,575,895
Lincoln National Corp. 6.050%, 04/20/67 (b)	2,382,000	2,197,395
Platinum Underwriters Finance, Inc. Series B
7.500%, 06/01/17 (a)	2,214,000	2,427,235
Protective Life Corp. 7.375%, 10/15/19 (a)	1,925,000	2,228,180
Prudential Financial, Inc.
6.200%, 01/15/15 (a)	215,000	236,148
8.875%, 06/15/38 (b)	915,000	1,091,138
Series MTN 2.750%, 01/14/13	1,300,000	1,312,997
USI Holdings Corp. 4.342%, 11/15/14 (144A) (b)	467,000	435,478

		27,165,698

Internet & Catalog Retail—0.3%
Expedia, Inc. 5.950%, 08/15/20	675,000	708,340
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
10.750%, 08/01/16	2,192,000	2,329,000

		3,037,340

Internet Software & Services—0.1%
Equinix, Inc. 8.125%, 03/01/18 (a)	1,285,000	1,429,562

IT Services — 0.2%
Allen Systems Group, Inc. 10.500%, 11/15/16 (144A)	624,000	514,800
First Data Corp. 8.250%, 01/15/21 (144A) (a)	433,000	435,165
SunGard Data Systems, Inc. 10.250%, 08/15/15	802,000	828,065

		1,778,030

Machinery—0.6%
American Railcar Industries, Inc. 7.500%, 03/01/14	1,679,000	$1,708,382
Cummins, Inc. 6.750%, 02/15/27	393,000	488,742
Mueller Water Products, Inc. 7.375%, 06/01/17 (a)	1,096,000	1,101,480
Navistar International Corp. 8.250%, 11/01/21 (a)	1,230,000	1,185,413
Park-Ohio Industries, Inc. 8.125%, 04/01/21	500,000	513,750
Titan International, Inc. 7.875%, 10/01/17	750,000	776,250
Valmont Industries, Inc. 6.625%, 04/20/20	940,000	1,104,749

		6,878,766

Media—0.1%
Time Warner Cable, Inc.
8.750%, 02/14/19	198,000	263,604
8.250%, 04/01/19	313,000	409,551

		673,155

Metals & Mining—0.4%
Alcoa, Inc. 6.150%, 08/15/20 (a)	1,280,000	1,349,597
Allegheny Technologies, Inc. 9.375%, 06/01/19	1,135,000	1,446,231
Commercial Metals Co. 7.350%, 08/15/18 (a)	1,315,000	1,351,163
Noranda Aluminum Acquisition Corp. 4.730%, 05/15/15 (b) (d)	507	487
Old AII, Inc. 9.000%, 12/15/14 (e) (f)	419,000	0
Southern Copper Corp. 5.375%, 04/16/20 (a)	395,000	439,639

		4,587,117

Oil, Gas & Consumable Fuels—3.5%
Alpha Natural Resources, Inc. 6.000%, 06/01/19 (a)	820,000	703,150
Arch Coal, Inc. 7.000%, 06/15/19 (a)	1,350,000	1,147,500
Buckeye Partners L.P. 6.050%, 01/15/18	505,000	549,460
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18 (a)	1,130,000	1,186,500
DCP Midstream LLC 9.750%, 03/15/19 (144A)	1,267,000	1,644,676
Enterprise Products Operating LLC 7.000%, 06/01/67 (b)	678,000	681,343
Series A
8.375%, 08/01/66 (b)	1,059,000	1,148,684
Everest Acquisition LLC 9.375%, 05/01/20 (144A) (a)	1,750,000	1,815,625
Frontier Oil Corp. 6.875%, 11/15/18	400,000	418,000

See accompanying notes to financial statements.

MIST-13

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Kinder Morgan Energy Partners L.P.
5.950%, 02/15/18	1,559,000	$1,810,024
4.150%, 03/01/22 (a)	2,300,000	2,369,154
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 04/15/20	825,000	893,062
Newfield Exploration Co. 5.625%, 07/01/24	1,625,000	1,663,594
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC
8.875%, 03/15/18 (a)	1,705,000	1,670,900
Oasis Petroleum, Inc. 6.875%, 01/15/23	2,050,000	2,062,812
Petrohawk Energy Corp.
10.500%, 08/01/14	435,000	482,179
Plains Exploration & Production Co.
8.625%, 10/15/19 (a)	1,025,000	1,136,469
6.750%, 02/01/22	3,505,000	3,592,625
Quicksilver Resources, Inc.
7.125%, 04/01/16 (a)	667,000	516,925
Rockies Express Pipeline LLC
5.625%, 04/15/20 (144A) (a)	1,830,000	1,674,450
SandRidge Energy, Inc.
4.086%, 04/01/14 (b)	450,000	445,993
8.000%, 06/01/18 (144A)	497,000	505,697
7.500%, 03/15/21	625,000	620,312
Southern Union Co.
3.483%, 11/01/66 (b)	900,000	736,875
Spectra Energy Capital LLC
6.200%, 04/15/18	1,109,000	1,325,396
Series B
6.750%, 07/15/18	600,000	701,728
Stone Energy Corp.
8.625%, 02/01/17	900,000	918,000
Swift Energy Co.
7.875%, 03/01/22	750,000	757,500
Valero Energy Corp.
9.375%, 03/15/19	1,230,000	1,618,616
W&T Offshore, Inc.
8.500%, 06/15/19 (a)	600,000	622,500
Williams Cos., Inc. (The)
7.750%, 06/15/31 (a)	1,549,000	1,928,045
XTO Energy, Inc.
6.250%, 04/15/13	30,000	31,272

		37,379,066

Paper & Forest Products—0.1%
Appleton Papers, Inc.
10.500%, 06/15/15 (144A)	600,000	645,000

Pharmaceuticals—0.2%
Valeant Pharmaceuticals International, Inc.
6.875%, 12/01/18 (144A)	1,910,000	1,984,012

Real Estate Investment Trusts—1.2%
Alexandria Real Estate Equities, Inc.
4.600%, 04/01/22	575,000	589,868

Real Estate Investment Trusts—(Continued)
BioMed Realty LP
4.250%, 07/15/22 (a)	685,000	$685,811
DDR Corp.
7.500%, 04/01/17	1,495,000	1,716,906
4.625%, 07/15/22 (a)	430,000	425,221
Digital Realty Trust L.P.
4.500%, 07/15/15	900,000	940,675
5.875%, 02/01/20	350,000	386,126
Health Care REIT, Inc.
6.200%, 06/01/16 (a)	535,000	589,417
Healthcare Realty Trust, Inc.
6.500%, 01/17/17	1,130,000	1,236,446
5.750%, 01/15/21	630,000	665,378
Hospitality Properties Trust
7.875%, 08/15/14	1,535,000	1,660,844
Mack-Cali Realty L.P.
4.500%, 04/18/22	910,000	935,539
Sabra Health Care L.P. / Sabra Capital Corp.
8.125%, 11/01/18	200,000	219,000
Senior Housing Properties Trust
6.750%, 04/15/20 (a)	2,235,000	2,426,542

		12,477,773

Real Estate Management & Development—0.3%
CubeSmart LP
4.800%, 07/15/22	550,000	557,070
Forest City Enterprises, Inc.
7.625%, 06/01/15	36,000	35,910
University of Southern California
5.250%, 10/01/11	550,000	729,917
WEA Finance LLC
7.125%, 04/15/18 (144A)	1,651,000	1,958,083

		3,280,980

Road & Rail—0.1%
Swift Services Holdings, Inc.
10.000%, 11/15/18 (a)	700,000	763,000

Semiconductors & Semiconductor Equipment—0.0%
KLA-Tencor Corp.
6.900%, 05/01/18	154,000	184,167

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.
5.000%, 06/19/17	1,700,000	1,701,731

Tobacco—0.2%
Alliance One International, Inc.
10.000%, 07/15/16	2,465,000	2,483,487

Trading Companies & Distributors—0.2%
GATX Corp.
6.000%, 02/15/18	1,896,000	2,110,381

See accompanying notes to financial statements.

MIST-14

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par/Principal Amount†	Value

Wireless Telecommunication Services—0.6%
Crown Castle Towers LLC
6.113%, 01/15/20 (144A)	785,000	$910,129
4.883%, 08/15/20 (144A)	1,600,000	1,740,085
MetroPCS Wireless, Inc.
7.875%, 09/01/18 (a)	1,000,000	1,042,500
6.625%, 11/15/20	875,000	864,062
Richland Towers Funding LLC / Management Funding Series B
7.870%, 03/15/16 (144A)	625,000	642,012
WCP Wireless Site Funding LLC Series B
6.829%, 11/15/40 (144A)	750,000	786,247

		5,985,035

Total Domestic Bonds & Debt Securities (Cost $249,814,348)		268,438,553

Loan Participations—11.1%

Aerospace & Defense—0.4%
DAE Aviation Holdings, Inc. Term Loan
5.470%, 07/31/14 (b)	2,046,016	2,027,264
DigitalGlobe, Inc. Term Loan
5.750%, 10/07/18	1,184,050	1,174,424
DynCorp International LLC Term Loan
6.286%, 07/07/16 (b)	343,530	343,602
Hunter Defense Technologies, Inc. First Lien Term Loan
3.500%, 08/22/14 (b)	594,502	524,151

		4,069,441

Air Freight & Logistics—0.1%
CEVA Group plc Term Loan 5.461%, 08/31/16	316,996	300,058
5.466%, 08/31/16	809,650	766,386

		1,066,444

Airlines—0.2%
Allegiant Travel Co. Term Loan
5.750%, 03/10/17	987,500	986,266
Delta Air Lines, Inc. Term Loan
4.250%, 03/07/16 (b)	903,563	878,714

		1,864,980

Auto Components—0.5%
Delphi Corp. Term Loan
3.500%, 03/31/17 (b)	1,159,500	1,160,590

Auto Components—(Continued)
Federal-Mogul Corp. Term Loan
2.178%, 12/29/14 (b)	567,986	$541,717
2.178%, 12/28/15 (b)	289,789	276,386
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan
4.750%, 04/30/19 (b)	750,000	736,875
Remy International, Inc. Term Loan
6.250%, 12/16/16 (b)	625,037	626,599
TI Automotive, Ltd Term Loan
6.750%, 03/14/18 (b)	1,256,850	1,231,713
UCI International, Inc. Term Loan 5.500%, 07/26/17 (b)	985,000	983,355

		5,557,235

Automobiles—0.3%
Chrysler Group LLC Term Loan 6.000%, 05/24/17 (b)	3,083,850	3,110,834

Biotechnology—0.2%
Grifols, Inc. Term Loan 4.500%, 06/01/17 (b)	2,565,318	2,547,681

Building Products—0.0%
Hillman Group, Inc. Term Loan 5.000%, 05/27/16 (b)	269,567	268,669

Capital Markets—0.0%
LPL Holdings, Inc. Term Loan 4.000%, 03/29/19 (b)	448,875	445,733

Chemicals—0.2%
Chemtura Corp. Term Loan 5.500%, 08/27/16 (b)	855,000	858,206
Huntsman International LLC Term Loan 2.846%, 04/19/17 (b)	154,718	152,177
Ineos U.S. Finance LLC Term Loan 0.000%, 05/04/18 (h) (i)	465,000	456,281
Univar, Inc. Term Loan 5.000%, 06/30/17 (b)	1,191,850	1,172,345

		2,639,009

See accompanying notes to financial statements.

MIST-15

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Commercial Services & Supplies—0.2%
Synagro Technologies, Inc. Term Loan 2.250%, 04/02/14 (b)	214,749	$188,621
Waste Industries USA., Inc. Term Loan 4.750%, 03/17/17 (b)	912,640	911,500
WCA Waste System, Inc. Term Loan 5.500%, 03/22/18 (h)	664,338	664,756

		1,764,877

Communications Equipment—0.1%
CommScope, Inc. Term Loan 4.250%, 01/12/18 (b)	626,826	624,027

Computers & Peripherals—0.0%
Dealer Computer Services, Inc. Term Loan 3.750%, 04/20/18 (b)	99,311	99,332

Construction Materials—0.4%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17 (b)	1,162,500	1,160,006
Preferred Sands Holding Company Term Loan 7.500%, 12/15/16 (b)	2,905,400	2,796,448
U.S. Silica Co. Incremental Term Loan 4.750%, 06/01/17 (b)	371,250	369,162

		4,325,616

Containers & Packaging—0.5%
BWAY Corp. Term Loan 4.500%, 02/23/18 (b)	237,370	236,035
Exopack LLC Term Loan 6.500%, 05/31/17 (b)	3,499,650	3,493,088
Ranpak Corp. Term Loan 4.750%, 04/20/17 (b)	763,472	759,655
Reynolds Group Holdings, Inc. Term Loan 6.500%, 02/09/18	742,384	747,548

		5,236,326

Diversified Consumer Services—0.1%
Affinion Group, Inc. Term Loan 5.000%, 07/16/15 (b)	1,374,032	1,256,209

Diversified Telecommunication Services—0.3%
Intelsat Jackson Holdings, Ltd. Term Loan 3.241%, 02/03/14 (b)	450,000	440,437
Telesat Canada Term Loan 4.250%, 03/28/19 (b)	2,600,000	2,579,850

		3,020,287

Electric Utilities—0.1%
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Extended Term Loan 4.741%, 10/10/17 (b)	1,710,495	1,027,281

Electrical Equipment—0.1%
Pelican Products, Inc. Term Loan 5.000%, 03/07/17 (b)	744,437	740,715
0.000%, 06/06/18 (h)	605,000	601,975

		1,342,690

Electronic Equipment, Instruments & Components—0.3%
Aeroflex, Inc. Term Loan 5.750%, 05/09/18 (b)	973,121	945,450
Flextronics International, Ltd. Term Loan 2.489%, 10/01/14 (b)	1,741,047	1,718,970
2.495%, 10/01/14 (b)	367,297	362,640

		3,027,060

Energy Equipment & Services—0.2%
Frac Tech International LLC Term Loan 6.250%, 05/06/16 (b)	2,466,029	2,259,216

Food & Staples Retailing—0.1%
Rite Aid Corp. Term Loan 4.500%, 03/02/18 (b)	1,146,861	1,127,749

Food Products—0.2%
Del Monte Foods Co. Term Loan 4.500%, 03/08/18 (b)	714,276	705,351
Pierre Foods, Inc. First Lien Term Loan 7.001%, 09/30/16 (b)	1,379,000	1,387,336

		2,092,687

Health Care Equipment & Supplies—0.2%
Fresenius U.S. Finance I, Inc. Term Loan 3.250%, 09/10/14 (b)	460,562	460,944

See accompanying notes to financial statements.

MIST-16

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Health Care Equipment & Supplies—(Continued)
Immucor, Inc. Term Loan 7.250%, 08/17/18	1,563,188	$1,574,427

		2,035,371

Health Care Providers & Services—2.1%
Accentcare, Inc. Term Loan 6.500%, 12/22/16 (b)	499,688	447,845
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16 (b)	961,170	899,895
Ardent Medical Services, Inc. Term Loan 6.500%, 09/15/15 (b)	1,253,661	1,250,526
Aveta Holdings LLC Term Loan 8.500%, 04/04/17 (b)	1,800,594	1,793,842
Carestream Health, Inc. Term Loan 5.000%, 02/25/17 (b)	839,085	804,078
CDRL MS, Inc. Term Loan 6.750%, 10/03/16 (b)	375,943	375,005
Gentiva Health Services, Inc Term Loan B 6.500%, 08/17/16 (b)	2,544,177	2,326,116
Hanger Orthopedic Group, Inc. Term Loan 4.010%, 12/01/16 (b)	1,228,333	1,218,740
HCA, Inc. Extended Term Loan 3.711%, 03/31/17 (b)	251,355	244,852
3.495%, 05/01/18 (b)	104,810	101,895
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18 (b)	715,938	704,303
IMS Health, Inc. Term Loan 4.500%, 08/25/17 (b)	649,015	646,987
inVentiv Health, Inc. Term Loan 6.500%, 08/04/16 (b)	1,708,374	1,601,601
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18 (b)	1,603,800	1,527,619
On Assignment , Inc. Term Loan 5.000%, 05/15/19 (b)	1,122,188	1,115,875
Prime Healthcare Services, Inc. Term Loan 7.500%, 04/28/15 (b)	1,214,111	1,206,523
RPI Finance Trust Incremental Term Loan 4.000%, 11/09/18 (b)	1,417,042	1,407,307

Health Care Providers & Services—(Continued)
Select Medical Corp. Term Loan 5.500%, 06/01/18 (b)	1,806,750	$1,778,294
Thomson Reuters (Healthcare), Inc. Term Loan 6.750%, 06/06/19	1,300,000	1,301,625
Universal Health Services, Inc. Term Loan 3.750%, 11/15/16 (b)	980,501	969,166
Virtual Radiologic Corp. Term Loan 7.750%, 11/03/16 (b)	1,333,125	1,189,814

		22,911,908

Health Care Technology—0.1%
MedAssets, Inc. Term Loan 5.250%, 11/16/16 (b)	932,884	937,114

Hotels, Restaurants & Leisure—0.4%
DineEquity, Inc. Term Loan 4.250%, 10/19/17 (b)	385,181	384,296
Dunkin’ Brands Group, Inc. Term Loan 4.000%, 11/23/17 (b)	1,915,719	1,894,531
Pinnacle Entertainment, Inc. Incremental Term Loan 4.000%, 03/19/19 (b)	798,000	798,499
Wendy’s International, Inc. Term Loan 0.500%, 05/15/19 (h)	510,402	508,169
4.750%, 05/15/19 (b)	639,598	636,800

		4,222,295

Household Products—0.1%
Yankee Candle Co., Inc. Term Loan 5.250%, 04/02/19 (b)	922,688	922,226

Independent Power Producers & Energy Traders—0.4%
AES Corp. (The) Term Loan 4.250%, 06/01/18 (b)	1,426,938	1,429,285
Calpine Corp. Term Loan 4.500%, 04/02/18 (b)	1,214,625	1,208,382
NRG Energy, Inc. Term Loan 4.000%, 07/02/18 (b)	915,750	911,043
Race Point Power Term Loan 7.774%, 01/11/18 (b)	460,869	455,108

		4,003,818

See accompanying notes to financial statements.

MIST-17

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Industrial Conglomerates—0.0%
Aquilex Holdings LLC Term Loan 8.750%, 04/01/16 (b)	135,356	$134,454

Insurance—0.3%
Alliant Holdings I, Inc. Term Loan 3.461%, 08/21/14 (b)	228,074	224,226
6.750%, 08/21/14 (b)	953,885	951,801
CNO Financial Group, Inc. Term Loan 6.250%, 09/30/16 (b)	298,353	298,950
HUB International, Ltd. Term Loan 6.750%, 12/13/17 (b)	1,040,642	1,045,845
USI Holdings Corp. 7.000%, 05/05/14 (b)	247,988	247,210
Term Loan 2.750%, 05/05/14 (b)	541,987	533,687

		3,301,719

Internet Software & Services—0.0%
Autotrader.com, Inc. Term Loan 4.000%, 12/15/16 (b)	370,312	370,312

IT Services—0.3%
Expert Global Solutions, Inc. Term Loan 8.000%, 04/03/18 (b)	2,588,513	2,588,513
First Data Corp.
Extended Term Loan 5.245%, 03/23/17 (b)	28,291	27,036
4.245%, 03/24/18 (b)	372,933	343,122
TASC, Inc. Term Loan 4.500%, 12/18/15 (b)	731,302	718,808

		3,677,479

Machinery—0.1%
Hudson Products Holdings Inc. Term Loan 9.000%, 08/24/15 (b)	413,542	397,000
Scotsman Industries, Inc. Term Loan 5.752%, 04/29/16 (b)	461,850	458,386
Terex Corp. Term Loan 5.500%, 04/28/17 (b)	421,813	423,660
TomKins LLc Term Loan 4.250%, 09/29/16 (b)	402,508	403,061

		1,682,107

Media—0.7%
Cengage Learning Acquisitions, Inc. Term Loan 2.500%, 07/03/14 (b)	738,372	$687,199
Charter Communications Operating LLC
Extended Term Loan 3.500%, 09/06/16 (b)	1,023,291	1,018,318
Term Loan 4.000%, 05/15/19 (b)	304,238	302,987
Houghton Mifflin DIP Term Loan B 7.250%, 06/01/18 (b)	415,000	413,963
Interactive Data Corp. Term Loan 4.500%, 02/12/18 (b)	1,182,047	1,164,902
Kasima LLC Term Loan 5.000%, 03/31/17 (b)	839,375	840,424
Mediacom Broadband LLC Term Loan 4.500%, 10/23/17 (b)	980,000	973,880
WideOpenWest Finance LLC
Term Loan 2.745%, 06/30/14 (b)	291,682	290,770
6.741%, 06/30/14 (b)	1,451,149	1,448,138

		7,140,581

Metals & Mining—0.4%
American Rock Salt Holdings LLC Term Loan 5.500%, 04/25/17 (b)	306,271	292,586
Novelis, Inc. Term Loan 4.000%, 03/10/17 (b)	812,625	798,067
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18 (b)	371,250	371,250
Walter Energy, Inc. Term Loan 4.000%, 04/02/18 (b)	795,829	782,153
Waupaca Foundry, Inc. Term Loan 0.000%, 06/29/17 (i)	2,145,000	2,140,978

		4,385,034

Multiline Retail—0.1%
Savers, Inc. Term Loan 5.250%, 03/03/17 (b)	980,921	981,382

Oil, Gas & Consumable Fuels—0.2%
Glenn Pool Oil & Gas Trust Term Loan 4.500%, 05/02/16 (b)	2,052,000	2,052,000

See accompanying notes to financial statements.

MIST-18

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Personal Products—0.1%
Revlon Consumer Products Corp. Term Loan 4.750%, 11/17/17 (b)	$780,027	$777,913

Pharmaceuticals—0.2%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17 (b)	1,649,875	1,603,266
Endo Pharmaceuticals Holdings, Inc. Term Loan 4.000%, 06/18/18 (b)	399,857	400,857

		2,004,123

Professional Services—0.0%
Scitor Corp. Term Loan 5.000%, 02/15/17 (b)	474,318	466,167

Road & Rail—0.1%
Swift Transportation Co., Inc. Term Loan 3.991%, 12/21/16 (b)	1,137,500	1,143,187
5.000%, 12/21/17 (b)	515,472	518,209

		1,661,396

Semiconductors & Semiconductor Equipment—0.2%
Freescale Semiconductor, Inc. Extended Term Loan 4.488%, 12/01/16 (b)	993,502	943,330
Microsemi Corp. Term Loan 4.000%, 02/02/18 (b)	878,404	872,914
Semtech Corp. Term Loan 4.250%, 03/20/17 (b)	385,000	384,759

		2,201,003

Software—0.3%
Cinedigm Digital Funding I LLC Term Loan 5.250%, 04/29/16 (b)	458,898	458,037
Nuance Communications, Inc. Term Loan 3.250%, 03/31/16 (b)	733,349	732,890
Ravi Solutions Corp. Term Loan 4.000%, 03/29/19 (b)	1,147,125	1,136,371
Verint Systems, Inc. Term Loan 4.500%, 10/27/17 (b)	569,250	566,048
Vertafore, Inc. Term Loan 5.250%, 07/29/16 (b)	374,302	373,133

		3,266,479

Security Description	Par /Principal Amount†	Value

Specialty Retail—0.1%
Pilot Travel Centers LLC Term Loan 4.250%, 03/30/18 (b)	679,958	$683,076

Transportation Infrastructure—0.1%
Ozburn-Hessey Holding Co. LLC Term Loan 8.250%, 04/08/16	661,891	617,213

Wireless Telecommunication Services—0.1%
MetroPCS Wireless, Inc. Incremental Term Loan 4.000%, 03/16/18 (b)	987,490	967,893

Total Loan Participations (Cost $120,462,689)		120,176,446

Mortgage-Backed Securities—10.7%

Collateralized Mortgage Obligations—7.7%
Adjustable Rate Mortgage Trust Series 2004-4 Class 1A1 2.725%, 03/25/35 (b)	455,156	437,273
American Home Mortgage Investment Trust Series 2005-1 Class 7A1 2.737%, 06/25/45 (b)	972,684	885,866
Banc of America Alternative Loan Trust
Series 2003-2 Class CB1
5.750%, 04/25/33	1,042,226	1,101,588
Series 2003-7 Class 1CB1
5.500%, 09/25/33	889,998	910,240
Series 2004-10 Class 2CB1
6.000%, 11/25/34	209,401	205,827
Series 2004-12 Class 4A1
5.500%, 01/25/20	842,945	860,623
Series 2004-2 Class 1A1
6.000%, 03/25/34	1,238,314	1,284,783
Series 2004-3 Class 1A1
6.000%, 04/25/34	380,422	377,752
Series 2004-4 Class 6A1
5.250%, 05/25/34	865,271	883,408
Series 2004-6 Class 4A1
5.000%, 07/25/19	1,169,001	1,199,559
Banc of America Funding Corp.
Series 2005-6 Class 1A6
5.750%, 10/25/35	497,594	502,035
Series 2005-8 Class 1A1
5.500%, 01/25/36	1,015,616	1,005,954
Series 2010-R4 Class 7A1
0.368%, 08/26/36 (144A) (b)	952,498	935,601
Banc of America Mortgage Securities, Inc.
Series 2003-I Class 2A6
2.794%, 10/25/33 (b)	1,575,643	1,521,472
Series 2004-11 Class 2A1
5.750%, 01/25/35	1,551,422	1,601,622

See accompanying notes to financial statements.

MIST-19

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Series 2004-E Class 1A1
2.998%, 06/25/34 (b)	308,809	$302,342
Series 2005-9 Class 2A1
4.750%, 10/25/20	414,942	413,926
Series 2005-H Class 4A2
5.061%, 09/25/35 (b)	416,764	400,465
BCAP LLC Trust Series 2010-RR11 Class 3A1 2.997%, 06/27/36 (144A) (b)	300,977	301,664
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12 Class 4A1 5.069%, 02/25/35 (b)	414,697	413,346
Bear Stearns ALT-A Trust
Series 2003-3 Class 6A
4.823%, 10/25/33 (b)	439,968	416,571
Series 2005-2 Class 1A1
0.745%, 03/25/35 (b)	161,308	138,889
Charlie Mac Series 2004-2 Class A1 5.000%, 10/25/34	521,720	534,392
Chase Mortgage Finance Corp. Series 2003-S11 Series 1A1 5.000%, 10/25/33	236,285	245,386
Citicorp Mortgage Securities, Inc.
Series 2006-1 Class 3A1
5.000%, 02/25/36	156,381	159,850
Series 2007-2 Class 2A1
5.500%, 02/25/22	177,507	175,084
Citigroup Mortgage Loan Trust, Inc. Series 2005-7 Class 2A1A 2.633%, 09/25/35 (b)	669,018	671,452
Countrywide Alternative Loan Trust
Series 2003-16T1 Class A5
5.250%, 09/25/33	1,033,211	1,077,156
Series 2003-21T1 Class A8
5.750%, 12/25/33	1,133,096	1,171,836
Series 2003-23T2 Class A1
4.250%, 09/25/33	545,360	552,616
Series 2004-12CB Class 1A3
5.000%, 07/25/19	1,000,000	1,019,768
Series 2004-14T2 Class A11
5.500%, 08/25/34	1,123,798	1,116,098
Series 2004-28CB Class 1A1
5.500%, 01/25/35	853,469	871,072
Series 2004-2CB Class 1A2
5.125%, 03/25/34	1,103,857	1,123,820
Series 2004-2CB Class 1A4
0.645%, 03/25/34 (b)	300,218	289,229
Series 2004-2CB Class 1A9
5.750%, 03/25/34	557,205	554,317
Series 2005-11CB Class 2A3
5.500%, 06/25/35	349,704	333,494
Series 2005-1CB Class 2A4
5.500%, 03/25/35	710,238	588,133

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass Through-Trust Series 2004-J2 Class A8 5.500%, 03/25/34	407,232	412,105
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-42 Class 1A1 2.908%, 09/25/33 (b)	10,832	9,252
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-7 Class 3A1 5.000%, 08/25/20	353,744	356,847
Credit Suisse Mortgage Capital Certificates
Series 2007-3 Class 4A1
5.000%, 04/25/37	254,558	235,154
Series 2010-16 Class A2
4.250%, 06/25/50 (144A) (b)	1,750,000	1,649,743
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5 Class 1A4 5.500%, 11/25/35 (b)	699,193	606,495
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6 Class 2A1B 0.613%, 10/19/45 (b)	360,451	85,673
First Horizon Asset Securities, Inc.
Series 2004-AR5 Class 4A1
5.709%, 10/25/34 (b)	492,780	497,720
Series 2006-1 Class 1A8
6.000%, 05/25/36	392,845	378,933
FREMF Mortgage Trust
Series 2010-K7 Class B
5.619%, 04/25/20 (144A) (b)	600,000	628,684
Series 2010-K8 Class B
5.404%, 09/25/43 (b)	400,000	417,102
Series 2010-K9 Class B
5.330%, 09/25/45 (144A) (b)	900,000	933,755
Series 2011-K10 Class B
4.756%, 11/25/49 (144A) (b)	1,050,000	1,046,687
Series 2011-K12 Class B
4.495%, 01/25/46 (144A) (b)	765,000	747,428
Series 2011-K14 Class B
5.332%, 02/25/47 (144A) (b)	400,000	412,831
Series 2011-K701 Class B
4.436%, 07/25/48 (144A) (b)	825,000	829,342
Series 2011-K701 Class C
4.436%, 07/25/48 (144A) (b)	1,000,000	910,795
Series 2011-K703 Class B
5.051%, 07/25/44 (144A) (b)	600,000	614,587
Series 2012-K501 Class B
3.613%, 11/25/16 (b)	500,000	489,474
Series 2012-K501 Class C
3.613%, 11/25/16 (b)	300,000	268,554
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.945%, 05/25/35 (b)	774,173	716,644

See accompanying notes to financial statements.

MIST-20

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust
Series 2004-3F Class B1
5.736%, 02/25/34 (b)	201,399	$171,460
Series 2005-AR4 Class 6A1
5.250%, 07/25/35 (b)	1,263,890	1,238,952
Series 2005-AR6 Class 2A1
2.651%, 09/25/35 (b)	1,831,708	1,791,006
Series 2006-1F Class 2A16
6.000%, 02/25/36	575,821	541,568
Impac CMB Trust
Series 2004-4 Class 1A1
0.885%, 09/25/34 (b)	127,079	98,789
Series 2004-5 Class 1A1
0.965%, 10/25/34 (b)	472,813	395,549
Impac Secured Assets CMN Owner Trust
Series 2006-1 Class 2A1
0.595%, 05/25/36 (b)	421,432	404,786
Series 2006-2 Class 2A1
0.595%, 08/25/36 (b)	570,952	550,512
Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A1 0.845%, 04/25/34 (b)	38,825	26,775
Jefferies & Co., Inc. Series 2009-R2 Class 4A 2.860%, 05/26/37 (144A) (b)	368,454	365,574
JPMorgan Alternative Loan Trust Series 2006-S1 Class 1A12 6.000%, 03/25/36	679,750	485,311
JPMorgan Mortgage Trust
Series 2004-S1 Class 2A1
6.000%, 09/25/34	956,758	986,481
Series 2005-A1 Class 5A1
4.433%, 02/25/35 (b)	52,570	52,828
Series 2005-A7 Class 1A2
2.729%, 10/25/35 (b)	749,255	738,160
Series 2005-A8 Class 2A1
2.563%, 11/25/35 (b)	296,721	294,198
MASTR Alternative Loans Trust
Series 2004-10 Class 2A1
5.500%, 10/25/19	888,274	917,098
Series 2004-13 Class 4A1
6.023%, 01/25/35 (b)	482,953	501,290
Series 2004-6 Class 7A1
6.000%, 07/25/34	1,153,940	1,164,318
Series 2005-1 Class 1A1
5.500%, 02/25/35	1,108,307	1,110,106
MASTR Seasoned Securities Trust Series 2005-1 Class 1A1 6.807%, 09/25/32 (b)	674,179	711,657
Merrill Lynch Mortgage Investors, Inc. Series 2005-A2 Class A2 2.530%, 02/25/35 (b)	1,772,881	1,583,787
MLCC Mortgage Investors, Inc. Series 2005-A Class A1 0.705%, 03/25/30 (b)	518,942	460,602

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Reremic Trust Series 2010-R9 Class 3B 5.000%, 11/26/36 (144A)	2,100,000	$1,961,831
PHH Mortgage Capital LLC Series 2007-1SLW Class A1 6.600%, 12/25/27 (144A)	797,175	778,044
Residential Accredit Loans, Inc.
Series 2002-QS14 Class A12
5.500%, 09/25/32	234,099	240,763
Series 2004-QS16 Class 1A1
5.500%, 12/25/34	985,102	976,491
Series 2004-QS5 Class A3
5.750%, 04/25/34	450,000	452,876
Series 2004-QS5 Class A5
4.750%, 04/25/34	650,732	654,084
Series 2004-QS5 Class A6
0.845%, 04/25/34 (b)	426,939	397,023
Series 2005-QR1 Class A
6.000%, 10/25/34	1,736,092	1,758,721
Residential Asset Securitization Trust
Series 2004-A10 Class A1
5.500%, 02/25/35	564,794	575,755
Series 2004-A7 Class A3
0.695%, 10/25/34 (b)	612,151	539,008
Series 2005-A9 Class A1
5.500%, 07/25/35	883,806	793,799
Sasco Net Interest Margin Trust Series 2003-BC1 Class B
0.000%, 05/27/33 (144A) (f)	47,096	15
Sequoia Mortgage Trust
Series 2003-5 Class A1
0.864%, 09/20/33 (b)	370,039	319,781
Series 2005-2 Class A1
0.464%, 03/20/35 (b)	407,435	360,708
Series 2005-3 Class A1
0.444%, 05/20/35 (b)	281,115	226,811
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1 Class 3A3
2.680%, 02/25/34 (b)	346,776	315,706
Series 2004-2 Class 1A1
3.203%, 03/25/34 (b)	244,340	227,086
Series 2004-A1 Class 3AC
2.852%, 03/25/34 (b)	1,185,219	1,093,299
Structured Asset Securities Corp
0.895%, 10/25/37	1,382,929	1,291,310
Structured Asset Securities Corp.
Series 2003-22A Class 3A
2.834%, 06/25/33 (b)	751,206	744,856
Series 2003-31A Class 3A
2.875%, 10/25/33 (b)	1,168,757	1,153,520
Series 2005-15 Class 4A1
6.000%, 08/25/35	414,306	355,151
Series 2005-6 Class 4A1
5.000%, 05/25/35	1,039,164	1,030,053

See accompanying notes to financial statements.

MIST-21

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust
Series 2004-1 Class II2A
1.906%, 03/25/44 (b)	1,023,341	$965,163
Series 2004-1 Class II4A
4.105%, 03/25/44 (b)	199,172	200,026
Vericrest Opportunity Loan Transferee Series 2011-NL1A Class A1
5.926%, 12/26/50 (144A) (b)	100,585	100,816
WaMu Mortgage Pass Through-Certificates
Series 2004-AR14 Class A1
2.451%, 01/25/35 (b)	2,373,197	2,313,012
Series 2004-AR3 Class A2
2.589%, 06/25/34 (b)	1,438,652	1,437,912
WaMu Mortgage Pass-Through Certificates Series 2004-AR12 Class A2A
0.578%, 10/25/44 (b)	141,017	110,963
Wells Fargo Mortgage Backed Securities Trust
Series 2004-H Class A1
2.616%, 06/25/34 (b)	188,624	185,430
Series 2004-V Class 1A2
2.648%, 10/25/34 (b)	493,526	496,150
Series 2005-9 Class 1A14
5.500%, 10/25/35	337,825	341,669
Series 2005-9 Class 2A6
5.250%, 10/25/35	622,678	630,045
Series 2005-AR10 Class 2A16
2.627%, 06/25/35 (b)	909,514	871,049
Series 2005-AR15 Class 1A4
5.077%, 09/25/35 (b)	72,833	71,997
Series 2005-AR16 Class 3A2
2.634%, 03/25/35 (b)	1,438,290	1,413,805
Series 2005-AR6 Class A1
5.016%, 04/25/35 (b)	149,881	150,648
Series 2006-2 Class 3A1
5.750%, 03/25/36	2,305,473	2,226,657
Series 2006-AR6 Class 5A1
3.630%, 03/25/36 (b)	1,584,991	1,509,516

		82,694,670

Commercial Mortgage-Backed Securities—3.0%
American Tower Trust Series 2007-1A Class D
5.957%, 04/15/37 (144A)	1,082,000	1,134,894
Banc of America Large Loan, Inc. Series 2007-BMB1 Class A2
0.992%, 08/15/29 (144A) (b)	900,000	834,364
Bayview Commercial Asset Trust
Series 2004-1 Class A
0.605%, 04/25/34 (144A) (b)	565,564	468,465
Series 2006-SP1 Class IO
2.930%, 04/25/36 (144A) (b) (j)	4,280,396	150,014
Series 2007-2A Class IO
4.695%, 07/25/37 (144A) (j)	7,693,554	507,005
Series 2007-4A Class A1
0.695%, 09/25/37 (144A) (b)	1,101,764	575,006
Series 2007-4A Class IO
3.855%, 09/25/37 (144A) (j)	10,999,705	993,543

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6 Class E
7.615%, 10/15/36 (144A) (b)	900,000	$938,614
Series 2006-PW12 Class AJ
5.940%, 09/11/38 (b)	575,000	496,201
Commercial Mortgage Pass-Through Certificates
Series 2000-C1 Class G
6.850%, 08/15/33 (144A) (b)	300,000	196,141
Series 2007-FL14 Class AJ
0.422%, 06/15/22 (144A) (b)	789,963	751,451
Series 2011-FL1 Class C
3.826%, 07/17/28 (144A) (b)	347,829	351,953
Series 2011-THL Class E
5.949%, 06/09/28 (144A)	100,000	101,564
Series 2012-LC4 Class B
4.934%, 12/10/44 (b)	300,000	313,204
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2 Class H
6.122%, 04/15/37 (144A) (b)	64,736	9,714
Series 2002-CKP1 Class G
7.165%, 12/15/35 (144A) (b)	394,069	393,988
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class AM
5.343%, 12/15/39	800,000	792,161
CW Capital Cobalt, Ltd. Series 2006-C1 Class A2
5.174%, 08/15/48	19,934	20,002
DBUBS Mortgage Trust
Series 2011-LC1A Class C
5.728%, 11/10/46 (144A) (b)	600,000	620,446
Series 2011-LC3A Class B
5.571%, 08/10/44 (144A) (b)	1,400,000	1,530,439
Extended Stay America Trust Series 2010-ESHA Class C
4.860%, 11/05/27 (144A)	800,000	810,936
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1 Class H
5.310%, 05/10/36 (144A) (b)	792,000	793,859
Series 2003-C2 Class G
5.656%, 05/10/40 (144A) (b)	425,000	408,860
Series 2003-C3 Class E
5.307%, 04/10/40 (b)	450,000	439,631
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560%, 11/10/39	800,000	913,510
Series 2006-GG8 Class AM
5.591%, 11/10/39	1,270,000	1,323,029
Series 2007-EOP Class D
2.202%, 03/06/20 (144A) (b)	500,000	495,247
Series 2011-ALF Class D
4.209%, 02/10/21 (144A)	850,000	848,555
Series 2012-GCJ7 Class A4
3.377%, 05/10/45	1,000,000	1,021,628

See accompanying notes to financial statements.

MIST-22

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-FL2A Class G
0.602%, 11/15/18 (144A) (b)	701,362	$569,235
Series 2007-FL1A Class A1
0.617%, 07/15/19 (144A) (b)	412,716	399,435
Series 2010-C2 Class A2
3.616%, 11/15/43 (144A)	1,000,000	1,068,070
Series 2010-C2 Class C
5.713%, 11/15/43 (144A) (b)	300,000	312,439
Series 2011-CCHP Class D
4.650%, 07/15/28 (144A) (b)	850,000	837,230
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class J
5.616%, 10/15/35 (144A) (b)	1,700,000	1,685,844
Lehman Brothers Small Balance Commercial
Series 2006-2A Class 1A
0.445%, 09/25/36 (144A) (b)	468,245	361,857
Series 2006-3A Class 2A2
5.410%, 12/25/36 (144A) (b)	385,644	381,804
Series 2007-3A Class 1A2
1.095%, 10/25/37 (144A) (b)	196,071	190,107
LSTAR Commercial Mortgage Trust Series 2011-1 Class C
5.625%, 06/25/43 (144A) (b)	942,000	936,869
Merrill Lynch / Countrywide Commercial Mortgage Trust Series 2006-1 Class A2
5.439%, 02/12/39 (b)	49,736	49,902
Merrill Lynch Financial Assets, Inc. Series 2007-CA22 Class A2
4.711%, 03/12/49 (CAD) (b)	111,131	115,855
Merrill Lynch Mortgage Trust
Series 2003-KEY1 Class B
5.334%, 11/12/35 (b)	750,000	765,204
Series 2005-MCP1 Class A2
4.556%, 06/12/43	153,937	154,296
Morgan Stanley Capital I
Series 2007-XLF9 Class B
0.842%, 12/15/20 (144A) (b)	455,000	422,279
Series 2007-XLF9 Class C
0.942%, 12/15/20 (144A) (b)	700,000	642,714
S2 Hospitality LLC Series 2012-LV1 Class A 4.500%, 04/15/25 (144A)	500,000	500,057
Timberstar Trust
Series 2006-1A Class A
5.668%, 10/15/36 (144A)	540,000	607,210
Series 2006-1A Class F
7.530%, 10/15/36 (144A)	1,549,000	1,599,451
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class C 5.774%, 11/15/43 (144A) (b)	950,000	999,885
WF-RBS Commercial Mortgage Trust
Series 2011-C2 Class C
5.392%, 02/15/44 (144A) (b)	250,000	256,261
Series 2011-C4 Class D
5.418%, 06/15/44 (144A) (b)	400,000	366,205

Commercial Mortgage-Backed Securities—(Continued)
WFDB Commercial Mortgage Trust Series 2011-BXR Class D 5.914%, 07/05/24 (144A)	1,000,000	$1,032,823

		32,489,456

Total Mortgage-Backed Securities (Cost $113,512,559)		115,184,126

U.S. Treasury & Government Agencies—7.8%

Agency Sponsored Mortgage-Backed—4.3%
Fannie Mae 15 Yr. Pool
4.000%, 07/01/18	371,572	398,186
5.000%, 02/01/20	157,951	171,933
5.000%, 10/01/20	864,886	939,519
5.000%, 12/01/21	95,675	103,547
5.000%, 02/01/22	40,368	43,601
5.000%, 06/01/22	73,738	79,643
5.000%, 09/01/22	708,941	765,714
5.000%, 07/01/23	666,391	719,027
Fannie Mae 20 Yr. Pool
5.500%, 03/01/25	225,715	248,500
Fannie Mae 30 Yr. Pool
7.000%, 09/01/29	426	511
7.500%, 01/01/30	1,264	1,520
7.500%, 10/01/30	128	156
6.500%, 07/01/31	410	472
6.500%, 10/01/31	1,202	1,376
6.000%, 12/01/31	2,663	2,999
6.500%, 02/01/32	1,297	1,484
6.000%, 03/01/32	1,510	1,701
4.500%, 03/01/35	170,814	183,573
4.500%, 07/01/35	409,056	439,609
6.500%, 12/01/36	5,504	6,215
6.500%, 03/01/37	137,875	155,687
6.000%, 07/01/37	206,206	227,271
6.500%, 10/01/37	172,393	194,664
6.000%, 07/01/38	1,542,684	1,696,901
5.000%, 06/01/40	708,290	770,406
5.000%, 07/01/40	671,162	730,023
3.500%, 11/01/40	5,323,376	5,602,710
4.500%, 05/01/41	606,335	653,898
4.500%, 11/01/41	1,284,931	1,383,315
4.000%, 12/01/41	1,629,852	1,738,418
4.500%, 12/01/41	198,332	213,890
4.000%, 01/01/42	220,657	236,458
Fannie Mae Interest Strip
Series 318 Class 2, STRIPS
6.000%, 01/01/32 (j)	28,500	5,757
Series 322 Class 2, STRIPS
6.000%, 04/01/32 (j)	20,177	3,956
Series 329 Class 2, STRIPS
5.500%, 01/01/33 (j)	119,151	16,251
Series 332 Class 2, STRIPS
6.000%, 03/01/33 (j)	22,929	4,239

See accompanying notes to financial statements.

MIST-23

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool
4.000%, 01/01/42	1,088,680	$1,161,198
4.000%, 04/01/42	2,442,511	2,613,571
Fannie Mae REMICS
Series 2002-14 Class A2
7.500%, 01/25/42	14,810	17,453
Series 2011-107 Class DI
3.500%, 01/25/29 (j)	874,579	72,000
Freddie Mac 15 Yr. Gold Pool
5.500%, 10/01/16	2,939	3,168
6.000%, 06/01/17	30,596	33,064
4.500%, 11/01/18	170,460	184,800
5.000%, 12/01/21	283,427	304,541
Freddie Mac 30 Yr. Gold Pool
5.000%, 05/01/34	419,852	453,884
5.000%, 06/01/35	234,811	253,147
6.000%, 06/01/35	80,989	89,250
6.000%, 12/01/36	118,442	130,189
5.000%, 05/01/37	1,176,893	1,266,771
5.000%, 09/01/38	59,547	64,021
5.000%, 10/01/38	555,313	597,027
5.000%, 11/01/39	2,822,457	3,049,354
5.000%, 12/01/39	534,890	592,622
3.500%, 10/01/40	1,309,331	1,375,531
Freddie Mac REMICS Series 3017 Class QJ
5.000%, 08/15/35	84,075	85,474
Freddie Mac Strips
Series 215 Class PO, STRIPS
0.000%, 06/15/31 (k)	13,272	11,738
Series 216 Class IO, STRIPS
6.000%, 12/01/31 (j)	75,976	16,428
Ginnie Mae
Series 2009-63 Class IO
1.260%, 03/16/51 (b) (j)	12,152,997	613,149
Series 2009-83 Class EB
4.500%, 09/20/39	2,235,000	2,561,141
Series 2009-90 Class IO
1.513%, 04/16/51 (b) (j)	5,653,048	359,633
Series 2010-140 Class IO
1.744%, 10/16/43 (b) (j)	9,136,952	697,725
Series 2010-148 Class IX
1.469%, 10/16/52 (b) (j)	6,408,033	449,213
Series 2012-25 Class IO
1.096%, 08/16/52 (b) (j)	9,956,144	807,204
Series 2012-58 Class IO
1.029%, 02/16/53 (b) (j)	9,488,715	836,762
Series 2012-79 Class IO
1.051%, 03/16/53 (b) (j)	6,400,000	551,047
Ginnie Mae I 15 Yr. Pool
6.000%, 05/15/17	3,164	3,469
6.000%, 06/15/17	3,364	3,642
5.000%, 10/15/18	232,258	253,834
5.500%, 08/15/19	63,946	69,919

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 08/15/19	23,234	$25,388
5.500%, 10/15/19	316,070	344,802
7.000%, 05/15/23	3,327	3,888
6.000%, 02/15/24	3,056	3,431
6.000%, 11/15/28	2,454	2,776
6.500%, 03/15/29	5,128	5,992
7.000%, 03/15/31	698	844
6.500%, 02/15/32	3,207	3,715
6.500%, 03/15/32	3,497	4,051
6.500%, 11/15/32	7,423	8,625
6.000%, 02/15/33	5,264	5,961
6.000%, 03/15/33	19,465	22,080
6.000%, 06/15/33	19,405	22,059
6.000%, 07/15/33	18,045	20,473
4.500%, 09/15/33	279,495	307,530
6.000%, 09/15/33	25,232	28,663
6.000%, 10/15/33	9,800	11,122
5.500%, 01/15/34	185,822	209,473
5.500%, 04/15/34	83,833	93,749
4.500%, 05/15/34	380,077	420,458
5.500%, 07/15/34	384,816	431,216
6.000%, 08/15/34	66,974	75,843
5.500%, 10/15/34	290,301	323,820
4.500%, 12/15/34	218,795	240,126
4.500%, 04/15/35	734,628	805,790
5.000%, 04/15/35	25,523	28,270
5.500%, 06/15/35	140,859	157,123
4.500%, 09/15/35	712,272	781,270
4.500%, 10/15/35	303,632	333,044
5.500%, 11/15/35	133,610	148,828
5.750%, 10/15/38	248,899	276,393
4.500%, 08/15/41	1,444,444	1,580,756
Ginnie Mae II 30 Yr. Pool
6.000%, 05/20/32	38,534	43,640
6.000%, 11/20/33	45,325	51,274
5.500%, 03/20/34	27,066	30,255
5.000%, 08/20/34	267,279	297,221
4.500%, 09/20/41	1,455,671	1,608,109

		46,083,157

U.S. Treasury—3.5%
U.S. Treasury Bonds
6.250%, 08/15/23	87,000	126,381
5.375%, 02/15/31	1,750,000	2,550,352
4.500%, 02/15/36	1,610,000	2,162,682
5.000%, 05/15/37	289,000	417,108
4.375%, 02/15/38 (a)	1,727,000	2,291,783
4.500%, 05/15/38	4,704,000	6,363,632
4.250%, 05/15/39	3,110,000	4,062,438
4.500%, 08/15/39	8,590,000	11,656,896
4.375%, 11/15/39	455,000	606,146

See accompanying notes to financial statements.

MIST-24

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.125%, 05/15/19 (a)	6,700,000	$7,616,017

		37,853,435

Total U.S. Treasury & Government Agencies (Cost $74,217,580)		83,936,592

Municipals—6.1%
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project Series A
5.950%, 05/15/33 (b)	3,360,000	3,694,858
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project
5.750%, 09/01/28	625,000	650,750
California State University Revenue Systemwide Series A
5.000%, 11/01/39 (AGM)	1,502,000	1,596,881
Charleston SC, Waterworks & Sewer Revenue Capital Improvement
5.000%, 01/01/35	350,000	399,861
5.000%, 01/01/41	1,975,000	2,237,438
Charlotte Special Facilities Revenue Refunding Charlotte / Douglas International Airport
5.600%, 07/01/27	1,000,000	911,930
Connecticut State Health & Educational, Facility Authority Revenue, Yale University Series A-2
5.000%, 07/01/42	1,451,000	1,615,326
Series Z-1 5.000%, 07/01/40	2,000,000	2,245,740
Gulf Coast Waste Disposal Authority Series A
5.200%, 05/01/28	945,000	1,003,259
Hampton Roads Sanitation District VA, Wastewater Revenue
5.000%, 04/01/38	550,000	598,791
Harris County, TX Metropolitan Transit Authority, Sales & Use Tax Series A
5.000%, 11/01/41	1,200,000	1,338,024
Houston TX, Higher Education Finance Corp. Revenue Rice University Project Series A
5.000%, 05/15/40	1,000,000	1,136,850
Series B 4.500%, 11/15/37	1,700,000	1,778,999
Illinois Finance Authority Series A
5.000%, 10/01/51	800,000	868,968

Municipals—(Continued)
Security Description	Par Amount†	Value

Indianapolis Airport Authority Federal Express Corp. Project 5.100%, 01/15/17	660,000	$752,440
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects 6.750%, 11/01/32	1,550,000	1,729,598
Massachusetts State Development Finance Agency Revenue Board Institute, Inc. Series A 5.250%, 04/01/37	1,350,000	1,471,257
5.375%, 04/01/41	400,000	433,752
Massachusetts State Development Finance Agency Revenue Harvard University Series B-1 5.000%, 10/15/40	800,000	916,472
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University Series A 5.500%, 11/15/36	4,300,000	5,186,101
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series K 5.500%, 07/01/32	950,000	1,305,100
Series O 6.000%, 07/01/36	675,000	830,959
Missouri State Health & Educational Facilities Authority Revenue Washington University Series A 5.000%, 11/15/39	1,900,000	2,141,224
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital Series A 6.500%, 01/01/41	600,000	691,668
New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Inc. Project 6.250%, 09/15/29	2,718,000	2,729,144
7.000%, 11/15/30 (b)	117,000	117,468
New Jersey State Transportation Trust Fund Authority Transportation Systems Series A 5.500%, 06/15/41	2,000,000	2,309,860
New York City Transitional Finance Authority Revenue Future Tax Secured Series C 5.000%, 11/01/33	300,000	339,168
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University 5.000%, 07/01/38	2,500,000	2,791,075
5.000%, 10/01/41	2,040,000	2,326,253

See accompanying notes to financial statements.

MIST-25

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount†	Value

New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University Series A 5.000%, 07/01/35	175,000	$198,105
5.000%, 07/01/40	1,200,000	1,356,624
Port of Corpus Christi Authority TX Celanese Project Series B 6.700%, 11/01/30	1,500,000	1,516,440
San Francisco CA Public Utilities Commission Water Revenue 5.000%, 11/01/37	2,470,000	2,756,001
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects Series A 6.250%, 11/01/33	800,000	897,576
South Carolina State Public Service Authority Series D 5.000%, 12/01/43	3,100,000	3,434,273
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp. Series A 5.125%, 06/01/37	1,710,000	1,788,660
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project 5.600%, 12/01/35	1,670,000	1,766,209
Tarrant Regional Water District 5.000%, 03/01/52	1,300,000	1,438,333
Texas A&M University Permanent University Fund Series A 5.000%, 07/01/30	530,000	650,389
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (b)	1,505,000	1,655,395
University of Texas System Series B 5.000%, 08/15/43	395,000	453,049
Washington State General Obligation Unlimited, Motor Vehicle Fuel Taxable Series B-1 5.000%, 08/01/39	1,050,000	1,176,693
Wisconsin State General Reserve Series A 5.750%, 05/01/33	134,000	160,969
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project Series A-1 4.900%, 03/01/28	300,000	313,659

Total Municipals (Cost $59,277,279)		65,711,589

Convertible Bonds—4.7%
Security Description	Par Amount†	Value

Biotechnology—0.2%
Cubist Pharmaceuticals, Inc. 2.500%, 11/01/17	800,000	$1,155,000
PDL BioPharma, Inc. 3.750%, 05/01/15 (a)	1,050,000	1,139,250

		2,294,250

Communications Equipment—0.1%
InterDigital, Inc. 2.500%, 03/15/16	880,000	859,100

Computers & Peripherals—0.2%
SanDisk Corp. 1.500%, 08/15/17 (a)	1,825,000	1,886,594

Construction Materials & Engineering—0.1%
MasTec, Inc. 4.000%, 06/15/14	495,000	597,713

Electrical Equipment—0.2%
General Cable Corp. 4.500%, 11/15/29 (l)	2,420,000	2,368,575

Electronic Equipment, Instruments & Components—0.2%
Vishay Intertechnology, Inc. 2.250%, 05/15/41 (144A) (a)	2,545,000	1,835,581

Energy Equipment & Services—0.0%
Exterran Holdings, Inc. 4.250%, 06/15/14	540,000	524,475

Health Care Equipment & Supplies—0.7%
Hologic, Inc. Series 2010 2.000%, 12/15/37 (l)	3,000,000	3,172,500
Series 2012 2.000%, 03/01/42 (l)	1,400,000	1,303,750
NuVasive, Inc. 2.750%, 07/01/17	3,680,000	3,647,800

		8,124,050

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.250%, 12/15/35	568,000	543,150

Internet Software & Services—0.1%
WebMD Health Corp. 2.250%, 03/31/16 (a)	800,000	750,000
2.500%, 01/31/18	485,000	409,825

		1,159,825

See accompanying notes to financial statements.

MIST-26

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Machinery—0.3%
Greenbrier Cos., Inc. 3.500%, 04/01/18	1,190,000	$1,054,638
Navistar International Corp. 3.000%, 10/15/14 (a)	2,800,000	2,625,000

		3,679,638

Marine—0.1%
Golar LNG, Ltd. 3.750%, 03/07/17	300,000	281,091
Horizon Lines, Inc. 6.000%, 04/15/17 (d) (f)	626,990	269,606
Series B 6.000%, 04/15/17 (d) (f)	174,163	74,890

		625,587

Metals & Mining—0.2%
Vedanta Resources Jersey, Ltd. 5.500%, 07/13/16	2,200,000	2,024,000

Oil, Gas & Consumable Fuels—0.5%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	3,264,000	2,831,520
Chesapeake Energy Corp. 2.500%, 05/15/37 (a)	715,000	615,794
2.250%, 12/15/38	1,250,000	1,010,937
James River Coal Co. 3.125%, 03/15/18	2,035,000	613,044

		5,071,295

Paper & Forest Products—0.0%
Sino-Forest Corp. 5.000%, 08/01/13 (e)	500,000	120,000
4.250%, 12/15/16 (144A) (e)	1,246,000	299,040

		419,040

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp. 2.950%, 12/15/35 (a)	4,130,000	4,692,712
3.250%, 08/01/39	904,000	1,221,530
JA Solar Holdings Co., Ltd. 4.500%, 05/15/13 (a)	595,000	547,400
Lam Research Corp. 1.250%, 05/15/18 (a)	2,199,000	2,179,759
Novellus Systems, Inc. 2.625%, 05/15/41	3,110,000	3,842,094

		12,483,495

Software—0.5%
Concur Technologies, Inc. 2.500%, 04/15/15 (144A)	1,175,000	1,671,437
Mentor Graphics Corp. 4.000%, 04/01/31	2,213,000	2,370,676

Software—(Continued)
Nuance Communications, Inc. 2.750%, 11/01/31 (144A) (a)	1,745,000	$1,934,769

		5,976,882

Total Convertible Bonds (Cost $50,500,046)		50,473,250

Asset-Backed Securities—3.7%

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust Series 2010-4 Class D 4.200%, 11/08/16	400,000	422,814
Series 2011-3 Class D 4.040%, 07/10/17	300,000	316,559
CarNow Auto Receivables Trust Series 2012-1A Class B 3.240%, 03/15/16 (144A)	200,000	200,102
DT Auto Owner Trust Series 2012-1A Class B 2.260%, 10/16/17 (144A)	750,000	750,358
Ford Auto Securitization Trust Series 2011-R1A Class A1 1.793%, 09/15/13 (144A) (CAD)	35,512	35,112
Series 2011-R1A Class A2 2.431%, 11/15/14 (144A) (CAD)	450,000	450,310
Prestige Auto Receivables Trust Series 2011-1A Class C 3.900%, 07/16/18 (144A)	577,000	587,698
Santander Drive Auto Receivables Trust Series 2012-1 Class C 3.780%, 11/15/17	400,000	411,894

		3,174,847

Asset-Backed - Credit Card—0.2%
Chase Issuance Trust Series 2008-A12 Class A12 1.542%, 08/15/15 (b)	600,000	608,942
MBNA Credit Card Master Note Trust Series 2006-A5 Class A5 0.302%, 10/15/15 (b)	1,900,000	1,900,174

		2,509,116

Asset-Backed - Home Equity—0.9%
Accredited Mortgage Loan Trust Series 2006-2 Class A3 0.395%, 09/25/36 (b)	1,504,390	1,308,623
ACE Securities Corp. Series 2004-HE4 Class M1 1.145%, 12/25/34 (b)	578,893	443,392
Series 2006-ASP2 Class A2C 0.425%, 03/25/36 (b)	794,665	726,563
Series 2006-FM2 Class A2A 0.295%, 08/25/36 (b)	111,834	107,979

See accompanying notes to financial statements.

MIST-27

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed - Home Equity—(Continued)
Aegis Asset Backed Securities Trust Series 2005-5 Class 1A3 0.515%, 12/25/35 (b)	1,212,823	$1,048,156
Ameriquest Mortgage Securities, Inc. Series 2003-AR3 Class M5 3.856%, 10/25/33 (b)	25,000	6,825
Asset Backed Securities Corp. Series 2005-HE3 Class M2 0.685%, 04/25/35 (b)	269,929	264,687
Bayview Financial Acquisition Trust Series 2005-C Class M1 0.745%, 06/28/44 (b)	418,342	225,038
Bear Stearns Asset Backed Securities Trust Series 2004-BO1 Class M3 1.295%, 10/25/34 (b)	835,000	591,167
Series 2006-4 Class A1 0.375%, 10/25/36 (b)	340,238	323,386
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE2 Class M1 0.995%, 05/25/35 (144A) (b)	429,900	323,387
Home Equity Asset Trust Series 2005-6 Class 1A2 0.525%, 12/25/35 (b)	259,075	246,592
Irwin Home Equity Corp. Series 2005-C Class 2M2 0.945%, 04/25/30 (b)	450,000	375,937
Mastr Asset Backed Securities Trust Series 2003-OPT1 Class MV5 5.495%, 12/25/32 (b)	13,521	1,540
Series 2005-HE1 Class M1 0.675%, 05/25/35 (b)	68,063	66,903
Morgan Stanley ABS Capital I Series 2007-HE3 Class A2A 0.305%, 12/25/36 (b)	144,677	78,464
Novastar Home Equity Loan Series 2005-3 Class A2D 0.615%, 01/25/36 (b)	1,000,000	815,809
Option One Mortgage Loan Trust Series 2005-4 Class A3 0.505%, 11/25/35 (b)	676,116	647,142
Series 2007-HL1 Class 2A1 0.365%, 02/25/38 (b)	97,928	97,088
RASC Trust Series 2006-EMX7 Class A2
0.355%, 08/25/36 (b)	6,429	6,422
Residential Asset Mortgage Products, Inc. Series 2005-EFC2 Class M2
0.715%, 07/25/35 (b)	525,000	494,082
Residential Asset Securities Corp.
Series 2004-KS11 Class AI3
0.715%, 12/25/34 (b)	293,673	282,301
Series 2005-KS12 Class A2
0.495%, 01/25/36 (b)	35,079	33,552
Series 2005-KS7 Class M1
0.685%, 08/25/35 (b)	452,632	434,549

Asset-Backed - Home Equity—(Continued)
Soundview Home Equity Loan Trust Series 2007-NS1 Class A1
0.365%, 01/25/37 (b)	60,423	$59,656
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1B
0.595%, 11/25/35 (b)	155,326	153,957
Series 2005-3 Class M1
0.655%, 11/25/35 (b)	311,000	286,447

		9,449,644

Asset-Backed - Other—2.3%
ACE Securities Corp. Series 2003-MH1 Class M2
6.500%, 08/15/30 (144A) (b)	1,274,104	1,332,813
Bear Stearns Asset Backed Securities Trust Series 2003-SD1 Class M1
1.095%, 12/25/33 (b)	320,284	261,654
Carrington Mortgage Loan Trust
Series 2005-NC1 Class M1
0.980%, 02/25/35 (b)	329,429	320,598
Series 2005-NC4 Class A3
0.645%, 09/25/35 (b)	120,477	115,808
Series 2006-FRE1 Class A2
0.355%, 07/25/36 (b)	411,348	381,404
Series 2007-FRE1 Class A1
0.365%, 02/25/37 (b)	78,347	76,896
Series 2007-HE1 Class A1
0.345%, 06/25/37 (b)	154,518	146,860
Citicorp Residential Mortgage Securities, Inc.
Series 2006-1 Class A4
5.939%, 07/25/36	1,560,000	1,488,078
Series 2006-2 Class A4
5.775%, 09/25/36	1,309,508	1,272,871
Series 2007-1 Class A4
5.892%, 03/25/37	1,325,000	1,284,041
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL3 Class A3A
0.305%, 07/25/45 (b)	403,315	263,094
Series 2007-WFH4 Class A2A
1.145%, 07/25/37 (b)	82,954	81,763
Conn Funding II LP Series 2012-AA Class A
4.000%, 04/15/16 (144A) (b)	863,621	861,462
Conseco Finance Securitizations Corp.
Series 2001-3 Class A4
6.910%, 05/01/33	2,625	2,740
Series 2001-4 Class A4 7.360%, 08/01/32	1,690	1,790
Series 2002-1 Class A 6.681%, 12/01/33 (b)	50,700	53,227
Conseco Financial Corp. Series 1998-2 Class A5
6.240%, 12/01/28 (b)	56,841	58,884
Series 1999-5 Class A5
7.860%, 03/01/30 (b)	120,146	105,340

See accompanying notes to financial statements.

MIST-28

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Series 2005-13 Class 3AV3 0.495%, 04/25/36 (b)	417,538	$382,095
Series 2005-4 Class AF3 4.456%, 10/25/35 (b)	364,225	352,005
Series 2006-15 Class A2 5.683%, 10/25/46 (b)	399,351	399,890
Series 2006-3 Class 2A2 0.425%, 06/25/36 (b)	562,732	515,964
Series 2006-5 Class 2A2 0.425%, 08/25/36 (b)	394,354	361,589
Series 2007-1 Class 2A1 0.295%, 07/25/37 (b)	63,972	63,280
Series 2007-QH1 Class A1 0.445%, 02/25/37 (144A) (b)	398,655	241,316
Credit-Based Asset Servicing and Securitization LLC Series 2006-MH1 Class M1
6.250%, 10/25/36 (144A)	375,000	364,326
Series 2007-CB4 Class A1A
0.335%, 04/25/37 (b)	376,322	239,345
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2
5.216%, 01/25/42 (144A)	3,706,050	3,872,716
Ellington Loan Acquisition Trust Series 2007-1 Class A2A1
1.245%, 05/26/37 (144A) (b)	201,491	199,235
Series 2007-1 Class A2A2
1.045%, 05/27/37 (144A) (b)	424,191	417,321
FBR Securitization Trust Series 2005-4 Class AV24
0.945%, 10/25/35 (b)	158,836	87,165
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF10 Class A3 0.785%, 09/25/34 (b)	176,999	172,166
Series 2005-FF5 Class M1 0.695%, 03/25/35 (b)	213,959	201,252
Series 2005-FFH3 Class M1 0.755%, 09/25/35 (b)	650,000	611,707
Fremont Home Loan Trust Series 2006-2 Class 2A2
0.355%, 02/25/36 (b)	8,377	8,349
Greenpoint Manufactured Housing Series 2000-3 Class IA
8.450%, 06/20/31 (b)	148,884	143,234
GSAMP Trust Series 2005-HE2 Class M1
0.890%, 03/25/35 (b)	152,157	144,582
Series 2006-HE5 Class A2B 0.345%, 08/25/36 (b)	203,760	194,539
Series 2006-HE8 Class A2B 0.375%, 01/25/37 (b)	174,704	155,146
JPMorgan Mortgage Acquisition Corp. Series 2005-OPT2 Class A3 0.485%, 12/25/35 (b)	112,122	104,631

Asset-Backed - Other—(Continued)
Leaf II Receivables Funding LLC Series 2010-3 Class B 4.900%, 02/20/22 (144A)	600,000	$597,960
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class A5 5.873%, 04/15/40	298,853	311,855
Madison Avenue Manufactured Housing Contract Series 2002-A Class B1 3.495%, 03/25/32 (b)	250,000	225,899
Series 2002-A Class M2 2.495%, 03/25/32 (b)	1,500,000	1,383,178
Mid-State Trust Series 10 Class B 7.540%, 02/15/36	49,653	45,664
Series 2010-1 Class B 7.000%, 12/15/45 (144A)	593,373	617,075
Series 2010-1 Class M 5.250%, 12/15/45 (144A)	502,085	515,971
Origen Manufactured Housing Series 2004-A Class M1 5.910%, 01/15/35 (b)	583,413	615,339
Series 2005-A Class M1 5.460%, 06/15/36 (b)	345,914	356,322
Oxford Finance Funding Trust Series 2012-1A Class A 3.900%, 03/15/17 (144A)	532,963	533,629
Residential Asset Mortgage Products, Inc. Series 2006-RZ3 Class A2 0.405%, 08/25/36 (b)	341,970	289,306
Specialty Underwriting & Residential Finance Series 2005-AB3 Class A2B 0.495%, 09/25/36 (b)	74,048	73,523
Structured Asset Investment Loan Trust Series 2005-4 Class M1 0.645%, 05/25/35 (b)	330,278	317,438
Structured Asset Securities Corp. Series 2005-2XS Class 1A2A 4.510%, 02/25/35	7,363	7,375
Series 2007-BC2 Class A3 0.375%, 03/25/37 (b)	300,000	230,093
TAL Advantage LLC Series 2011-2A Class A 4.310%, 05/20/26 (144A)	535,000	539,703
Textainer Marine Containers, Ltd. Series 2012-1A Class A 4.210%, 04/15/27 (144A)	885,000	892,934

		24,894,440

Total Asset-Backed Securities (Cost $39,150,058)		40,028,047

See accompanying notes to financial statements.

MIST-29

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Preferred Stocks—1.2%

Security Description	Shares	Value

Commercial Banks—0.3%
U.S. Bancorp Series F (a) (b)	50,000	$1,429,000
U.S. Bancorp Series G (a) (b)	75,000	2,053,500

		3,482,500

Diversified Financial Services—0.6%
Citigroup Capital XIII (b)	174,166	4,752,990
GMAC Capital Trust I Series 2 (b)	56,000	1,346,800

		6,099,790

Diversified Telecommunication Services—0.3%
Qwest Corp.	109,000	2,885,230

Total Preferred Stocks (Cost $11,766,140)		12,467,520

Convertible Preferred Stocks—0.7%

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 5.875%, 04/01/14	58,180	2,513,376

Commercial Banks—0.3%
Wells Fargo & Co. Series L 7.500%, 12/31/49	3,015	3,391,875

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc. Series A 7.000%, 12/31/49	33,370	1,766,524

Total Convertible Preferred Stocks (Cost $7,203,327)		7,671,775

Common Stocks—0.1%

Airlines—0.0%
Delta Air Lines, Inc.*	2,000	21,900
United Continental Holdings, Inc.* (a)	544	13,236

		35,136

Auto Components—0.0%
Lear Corp.	3,422	129,112

Building Products—0.0%
Owens Corning* (a)	2,967	84,678

Capital Markets—0.1%
Legg Mason, Inc. (a)	10,264	270,662

Commercial Services & Supplies—0.0%
Comdisco Holding Co., Inc.*	83	394

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A)* (f)	1,133	$2,179
Leucadia National Corp.	36	766

		2,945

Diversified Telecommunication Services—0.0%
Cincinnati Bell, Inc.* (a)	35	130

Food Products—0.0%
Smithfield Foods, Inc.* (a)	2,165	46,829

Insurance—0.0%
CNO Financial Group, Inc. (a)	5,666	44,195

Marine—0.0%
Horizon Lines, Inc.* (a)	10,639	20,001

Media—0.0%
Knology, Inc.* (a)	99	1,947

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd.*	54,081	95,615

Total Common Stocks (Cost $1,073,143)		731,644

Warrants—0.0%

Containers & Packaging—0.0%
Smurfit Kappa Group plc expires 10/01/13* (f)	42	1,463

Life Sciences Tools & Services—0.0%
Mediq, Inc. expires 06/1/09* (f)	110	0

Marine—0.0%
Horizon Lines, Inc. expires 09/27/36* (f)	133,679	4,705

Sovereign—0.0%
Republic of Venezuela expires 04/15/20* (b)	1,700	50,150

Total Warrants (Cost $72,977)		56,318

Short-Term Investments—11.7%

Mutual Fund—9.9%
State Street Navigator Securities Lending Prime Portfolio (m)	106,560,020	106,560,020

See accompanying notes to financial statements.

MIST-30

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $19,506,016 on 07/02/12, collateralized by $19,875,000 Federal Home Loan Bank at 0.370% due 05/01/13 with a value of $19,899,844.	19,506,000	$19,506,000

Total Short-Term Investments (Cost $126,066,020)		126,066,020

Total Investments—109.2% (Cost $1,132,157,870)		1,176,574,307
Unfunded Loan Commitments—(0.1)% (Cost $(1,115,402))		(1,115,402)
Net Investments—109.1% (Cost $1,130,027,552#)		1,175,458,905
Other assets and liabilities (net)—(9.1)%		(98,149,079)

Net Assets—100.0%		$1,077,309,826

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,130,027,552. The aggregate unrealized appreciation and depreciation of investments were $66,954,861 and $(21,523,508), respectively, resulting in net unrealized appreciation of $45,431,353 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was on loan. As of June 30, 2012, the market value of securities loaned was $105,857,193 and the collateral received consisted of cash in the amount of $106,560,020 and non-cash collateral with a value of $2,407,006. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio or the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Zero coupon bond—Interest rate represents current yield to maturity.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these Securities represent less than 0.05% of net assets.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(i)	This loan will settle after June 30, 2012, at which time the interest rate will be determined.
(j)	Interest only security.
(k)	Principal only security.
(l)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(m)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $291,077,768, which is 27.0% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EMTN)—	Euro Medium-Term Note
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GMTN)—	Global Medium-Term Note
(IDR)—	Indonesian Rupiah
(MTN)—	Medium-Term Note
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira

See accompanying notes to financial statements.

MIST-31

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Foreign Bonds & Debt Securities
Airlines	$—	$691,350	$—	$691,350
Air Freight & Logistics	—	1,636,680	—	1,636,680
Beverages	—	667,800	—	667,800
Building Products	—	546,250	—	546,250
Capital Markets	—	7,469,051	—	7,469,051
Chemicals	—	7,653,608	—	7,653,608
Commercial Banks	—	33,552,969	—	33,552,969
Commercial Services & Supplies	—	13,166,904	—	13,166,904
Computers & Peripherals	—	1,339,056	—	1,339,056
Construction & Engineering	—	2,716,938	—	2,716,938
Construction Materials	—	3,049,064	—	3,049,064
Consumer Finance	—	4,132,195	—	4,132,195
Containers & Packaging	—	4,271,236	—	4,271,236
Distributors	—	1,393,375	—	1,393,375
Diversified Financial Services	—	14,142,101	—	14,142,101
Diversified Telecommunication Services	—	10,006,707	—	10,006,707
Electric Utilities	—	9,597,222	—	9,597,222
Electrical Equipment	—	25,435	—	25,435
Energy Equipment & Services	—	9,962,754	—	9,962,754
Food Products	—	8,376,731	—	8,376,731
Gas Utilities	—	649,305	—	649,305
Hotels, Restaurants & Leisure	—	4,839,454	—	4,839,454
Household Durables	—	6,277,330	—	6,277,330
Independent Power Producers & Energy Traders	—	922,058	—	922,058
Industrial Conglomerates	—	928,338	—	928,338
Insurance	—	24,155,550	—	24,155,550
Machinery	—	1,754,757	—	1,754,757
Media	—	6,936,700	—	6,936,700
Metals & Mining	—	20,080,877	—	20,080,877
Oil, Gas & Consumable Fuels	—	10,427,729	0	10,427,729
Pharmaceuticals	—	1,158,313	—	1,158,313
Provincial	—	898,657	—	898,657
Road & Rail	—	1,812,834	—	1,812,834
Semiconductors & Semiconductor Equipment	—	110,328	—	110,328
Sovereign	—	66,058,581	—	66,058,581
Trading Companies & Distributors	—	1,638,375	—	1,638,375
Wireless Telecommunication Services	—	2,585,815	—	2,585,815
Total Foreign Bonds & Debt Securities	—	285,632,427	0	285,632,427

See accompanying notes to financial statements.

MIST-32

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$1,403,662	$—	$1,403,662
Airlines	—	2,707,941	—	2,707,941
Auto Components	—	255,313	0	255,313
Beverages	—	1,658,451	—	1,658,451
Building Products	—	5,383,315	—	5,383,315
Capital Markets	—	27,181,856	—	27,181,856
Chemicals	—	5,389,237	—	5,389,237
Commercial Banks	—	15,836,135	—	15,836,135
Commercial Services & Supplies	—	1,753,937	—	1,753,937
Communications Equipment	—	722,500	—	722,500
Construction & Engineering	—	1,030,000	—	1,030,000
Construction Materials	—	427,125	—	427,125
Consumer Finance	—	3,953,442	—	3,953,442
Containers & Packaging	—	3,720,544	—	3,720,544
Diversified Consumer Services	—	7,736,489	—	7,736,489
Diversified Financial Services	—	16,376,529	—	16,376,529
Diversified Telecommunication Services	—	10,934,863	—	10,934,863
Electric Utilities	—	9,369,366	—	9,369,366
Electrical Equipment	—	3,751,564	—	3,751,564
Electronic Equipment, Instruments & Components	—	1,102,750	—	1,102,750
Energy Equipment & Services	—	5,626,651	—	5,626,651
Food & Staples Retailing	—	1,007,921	—	1,007,921
Food Products	—	2,970,100	—	2,970,100
Gas Utilities	—	5,083,146	—	5,083,146
Health Care Equipment & Supplies	—	2,568,000	—	2,568,000
Health Care Providers & Services	—	4,879,287	—	4,879,287
Hotels, Restaurants & Leisure	—	3,865,337	—	3,865,337
Household Durables	—	1,459,780	—	1,459,780
Household Products	—	1,751,360	—	1,751,360
Independent Power Producers & Energy Traders	—	3,987,652	—	3,987,652
Insurance	—	27,165,698	—	27,165,698
Internet & Catalog Retail	—	3,037,340	—	3,037,340
Internet Software & Services	—	1,429,562	—	1,429,562
IT Services	—	1,778,030	—	1,778,030
Machinery	—	6,878,766	—	6,878,766
Media	—	673,155	—	673,155
Metals & Mining	—	4,587,117	0	4,587,117
Oil, Gas & Consumable Fuels	—	37,379,066	—	37,379,066
Paper & Forest Products	—	645,000	—	645,000
Pharmaceuticals	—	1,984,012	—	1,984,012
Real Estate Investment Trusts	—	12,477,773	—	12,477,773
Real Estate Management & Development	—	3,280,980	—	3,280,980
Road & Rail	—	763,000	—	763,000
Semiconductors & Semiconductor Equipment	—	184,167	—	184,167
Thrifts & Mortgage Finance	—	1,701,731	—	1,701,731
Tobacco	—	2,483,487	—	2,483,487
Trading Companies & Distributors	—	2,110,381	—	2,110,381
Wireless Telecommunication Services	—	5,985,035	—	5,985,035
Total Domestic Bonds & Debt Securities	—	268,438,553	0	268,438,553
Total Loan Participations*	—	120,176,446	—	120,176,446
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	82,694,655	15	82,694,670
Commercial Mortgage-Backed Securities	—	32,489,456	—	32,489,456
Total Mortgage-Backed Securities	—	115,184,111	15	115,184,126
Total U.S. Treasury & Government Agencies*	—	83,936,592	—	83,936,592
Total Municipals	—	65,711,589	—	65,711,589

See accompanying notes to financial statements.

MIST-33

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Convertible Bonds
Biotechnology	$—	$2,294,250	$—	$2,294,250
Communications Equipment	—	859,100	—	859,100
Computers & Peripherals	—	1,886,594	—	1,886,594
Construction & Engineering	—	597,713	—	597,713
Electrical Equipment	—	2,368,575	—	2,368,575
Electronic Equipment, Instruments & Components	—	1,835,581	—	1,835,581
Energy Equipment & Services	—	524,475	—	524,475
Health Care Equipment & Supplies	—	8,124,050	—	8,124,050
Health Care Providers & Services	—	543,150	—	543,150
Internet Software & Services	—	1,159,825	—	1,159,825
Machinery	—	3,679,638	—	3,679,638
Marine	—	281,091	344,496	625,587
Metals & Mining	—	2,024,000	—	2,024,000
Oil, Gas & Consumable Fuels	—	5,071,295	—	5,071,295
Paper & Forest Products	—	419,040	—	419,040
Semiconductors & Semiconductor Equipment	—	12,483,495	—	12,483,495
Software	—	5,976,882	—	5,976,882
Total Convertible Bonds	—	50,128,754	344,496	50,473,250
Total Asset-Backed Securities*	—	40,028,047	—	40,028,047
Total Preferred Stocks*	12,467,520	—		12,467,520
Total Convertible Preferred Stocks*	7,671,775	—	—	7,671,775
Common Stocks
Airlines	35,136	—	—	35,136
Auto Components	129,112	—	—	129,112
Building Products	84,678	—	—	84,678
Capital Markets	270,662	—	—	270,662
Commercial Services & Supplies	394	—	—	394
Diversified Financial Services	766	—	2,179	2,945
Diversified Telecommunication Services	130	—	—	130
Food Products	46,829	—	—	46,829
Insurance	44,195	—	—	44,195
Marine	20,001	—	—	20,001
Media	1,947	—	—	1,947
Paper & Forest Products	95,615	—	—	95,615
Total Common Stocks	729,465	—	2,179	731,644
Warrants
Containers & Packaging	—	—	1,463	1,463
Life Sciences Tools & Services	—	—	0	0
Marine	—	—	4,705	4,705
Sovereign	—	50,150	—	50,150
Total Warrants	—	50,150	6,168	56,318
Short-Term Investments
Mutual Fund	106,560,020	—	—	106,560,020
Repurchase Agreement	—	19,506,000	—	19,506,000
Total Short-Term Investments	106,560,020	19,506,000	—	126,066,020
Total Investments	$127,428,780	$1,048,792,669	$352,858	$1,176,574,307

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$195,405	$—	$195,405
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(324,440)	—	(324,440)
Total Forward Contracts	$—	$(129,035)	$—	$(129,035)

See accompanying notes to financial statements.

MIST-34

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$381,325	$—	$—	$381,325
Futures Contracts (Unrealized Depreciation)	(4,480)	—	—	(4,480)
Total Futures Contracts	$376,845	$—	$—	$376,845

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument.

Preferred Stocks in the amount of $22,007,064 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ Premiums	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at June 30, 2012
Foreign Bonds & Debt Securities
Food Products	$3,742	$—	$—	$—	$—	$—	$(3,742)	$—	$—
Oil, Gas & Consumable Fuels	—	—	—	—	—	—	—	0	—
Domestic Bonds & Debt Securities
Auto Components	0	—	—	—	—	—	—	0	—
Hotels, Restaurants & Leisure	0	2,183	(517,232)	515,049	—	—	—	—	515,049
Metals & Mining	0	—	—	162	—	(162)	—	0	162
Mortgage-Backed Securities
Collateralized Mortgage Obligations	15	—	—	—	—	—	—	15	—
Convertible Bonds
Marine	243,054	4,391	3	(600,471)	885,959	(188,440)	—	344,496	(600,471)
Common Stocks
Diversified Financial Services	1,144	—	—	1,035	—	—	—	2,179	1,035
Warrants
Containers & Packaging	1,312	—	—	151	—	—	—	1,463	151
Life Sciences Tools & Services	0	—	—	—	—	—	—	0	—
Marine	21,870	—	—	(17,165)	—	—	—	4,705	(17,165)

Total	$271,137	$6,574	$(517,229)	$(101,239)	$885,959	$(188,602)	$(3,742)	$352,858	$(101,239)

Foreign Bonds & Debt Securities in the amount of $3,742 were transferred out of Level 3 due to the trading and availability of a vendor or broker providing prices that are based on market activity for significant observables.

See accompanying notes to financial statements.

MIST-35

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,175,458,905
Cash (c)		1,635,924
Cash denominated in foreign currencies (d)		5,323,492
Receivable for investments sold		432,751
Receivable for shares sold		423,760
Net variation margin on futures contracts		280,091
Dividends receivable		90,447
Interest receivable		12,307,589
Unrealized appreciation on forward foreign currency exchange contracts		195,405

Total Assets		1,196,148,364
Liabilities
Payables for:
Investments purchased	$10,560,929
Shares redeemed	631,105
Unrealized depreciation on forward foreign currency exchange contracts	324,440
Collateral for securities loaned	106,560,020
Accrued expenses:
Management fees	500,349
Distribution and service fees—Class E	29,909
Administration fees	3,541
Custodian and accounting fees	82,890
Deferred trustees’ fees	29,886
Other expenses	115,469

Total Liabilities		118,838,538

Net Assets		$1,077,309,826

Net assets represented by
Paid in surplus		$1,004,448,757
Accumulated net realized gain		2,481,435
Unrealized appreciation on investments, futures contracts and foreign currency transactions		45,596,613
Undistributed net investment income		24,783,021

Net Assets		$1,077,309,826

Net Assets
Class A		$830,738,488
Class E		246,571,338
Capital Shares Outstanding*
Class A		76,265,280
Class E		22,758,339
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.89
Class E		10.83

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,130,027,552.
(b)	Includes securities loaned at value of $105,857,193.
(c)	Includes $923,535 of restricted cash pledged as collateral for open futures contracts.
(d)	Identified cost of cash denominated in foreign currencies was $5,377,426.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$659,215
Interest (a)(b)		28,809,133

Total investment income		29,468,348
Expenses
Management fees	$2,937,798
Administration fees	15,351
Custodian and accounting fees	170,635
Distribution and service fees—Class E	173,080
Audit and tax services	27,070
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	67,006
Insurance	2,253
Miscellaneous	4,136

Total expenses	3,433,840

Net Investment Income		26,034,508

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		3,456,233
Futures contracts		(2,887,357)
Foreign currency transactions		1,280,318

Net realized gain on investments, futures contracts and foreign currency transactions		1,849,194

Net change in unrealized appreciation on:
Investments		20,348,046
Futures contracts		1,063,139
Foreign currency transactions		59,977

Net change in unrealized appreciation on investments, futures contracts and foreign currency transactions		21,471,162

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		23,320,356

Net Increase in Net Assets From Operations		$49,354,864

(a)	Net of foreign withholding taxes of $118,567.
(b)	Includes net income on securities loaned of $142,511.

See accompanying notes to financial statements.

MIST-36

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$26,034,508	$49,877,300
Net realized gain on investments, futures contracts and foreign currency transactions	1,849,194	5,639,685
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	21,471,162	(25,836,378)

Net increase in net assets resulting from operations	49,354,864	29,680,607

Distributions to Shareholders
From net investment income
Class A	(40,361,355)	(32,248,910)
Class E	(11,498,360)	(8,069,819)
From net realized capital gains
Class A	(3,096,852)	(4,299,826)
Class E	(903,970)	(1,097,212)

Net decrease in net assets resulting from distributions	(55,860,537)	(45,715,767)

Net increase in net assets from capital share transactions	127,039,566	178,867,804

Net increase in net assets	120,533,893	162,832,644

Net Assets
Net assets at beginning of period	956,775,933	793,943,289

Net assets at end of period	$1,077,309,826	$956,775,933

Undistributed net investment income at end of period	$24,783,021	$50,608,228

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	8,236,266	$91,810,704	16,713,083	$184,819,400
Reinvestments	4,027,637	43,458,207	3,350,021	36,548,736
Redemptions	(3,844,480)	(42,613,145)	(9,421,608)	(103,639,123)

Net increase	8,419,423	$92,655,766	10,641,496	$117,729,013

Class E
Sales	4,457,456	$49,017,424	10,176,628	$111,942,735
Reinvestments	1,154,779	12,402,330	844,109	9,167,031
Redemptions	(2,462,691)	(27,035,954)	(5,456,181)	(59,970,975)

Net increase	3,149,544	$34,383,800	5,564,556	$61,138,791

Increase derived from capital shares transactions		$127,039,566		$178,867,804

See accompanying notes to financial statements.

MIST-37

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.95		$11.15	$10.47	$8.37	$10.02	$9.46

Income (Loss) From Investment Operations
Net investment income (a)	0.28		0.62	0.64	0.68	0.64	0.51
Net realized and unrealized gain (loss) on investments	0.27		(0.22)	0.60	1.94	(1.63)	0.12

Total from investment operations	0.55		0.40	1.24	2.62	(0.99)	0.63

Less Distributions
Distributions from net investment income	(0.57)		(0.53)	(0.56)	(0.52)	(0.66)	(0.07)
Distributions from net realized capital gains	(0.04)		(0.07)	0.00	0.00	0.00	0.00

Total distributions	(0.61)		(0.60)	(0.56)	(0.52)	(0.66)	(0.07)

Net Asset Value, End of Period	$10.89		$10.95	$11.15	$10.47	$8.37	$10.02

Total Return (%) (b)	5.06	(c)	3.63	12.17	33.09	(10.74)	6.65

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.64	(d)	0.64	0.67	0.66	0.67	0.76
Ratio of net investment income to average net assets (%)	5.12	(d)	5.61	5.94	7.25	6.77	5.28
Portfolio turnover rate (%)	12.3	(c)	29.7	33.4	31.7	45.4	44.5
Net assets, end of period (in millions)	$830.7		$743.2	$638.0	$488.9	$317.1	$327.7

	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008(e)
Net Asset Value, Beginning of Period	$10.89		$11.10	$10.43	$8.34	$9.51

Income (Loss) From Investment Operations
Net investment income (a)	0.27		0.60	0.62	0.66	0.43
Net realized and unrealized gain (loss) on investments	0.26		(0.22)	0.60	1.94	(1.60)

Total from investment operations	0.53		0.38	1.22	2.60	(1.17)

Less Distributions
Distributions from net investment income	(0.55)		(0.52)	(0.55)	(0.51)	0.00
Distributions from net realized capital gains	(0.04)		(0.07)	0.00	0.00	0.00

Total distributions	(0.59)		(0.59)	(0.55)	(0.51)	0.00

Net Asset Value, End of Period	$10.83		$10.89	$11.10	$10.43	$8.34

Total Return (%) (b)	4.96	(c)	3.46	12.04	32.76	(12.30	)(c)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.79	(d)	0.79	0.82	0.81	0.84	(d)
Ratio of net investment income to average net assets (%)	4.97	(d)	5.46	5.79	6.86	6.97	(d)
Portfolio turnover rate (%)	12.3	(c)	29.7	33.4	31.7	45.4
Net assets, end of period (in millions)	$246.6		$213.6	$155.9	$73.6	$6.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Commencement of operations was 4/28/2008.

See accompanying notes to financial statements.

MIST-38

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Pioneer Strategic Income Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-39

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-40

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, paydown transactions, forwards transaction, contingent payment debt instrument adjustments, defaulted bond income accruals, premium amortization adjustments, straddle loss deferral, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve

MIST-41

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value. As of June 30, 2012, the Portfolio had no forward commitments and when-issued and delayed-delivery securities.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

MIST-42

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pioneer Investment Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,937,798	0.600%	First $500 Million
	0.550%	$500 Million to $1 Billion
	0.530%	Over $1 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class E distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.25% of the average daily net assets of the Portfolio attributable to its Class E Shares with respect to activities primarily intended to result in the sale of Class E Shares. However, under the Class E distribution agreement, payments to the Distributor for activities pursuant to the Class E distribution plan are currently limited to payments at an annual rate equal to 0.15% of average daily net assets of the Portfolio attributable to its Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class E distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MIST-43

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$4,865,501	$217,059,613	$5,184,155	$116,983,304

The Portfolio engaged in security transactions with other accounts managed by Pioneer Investment Management, Inc. that amounted to $1,726,034 in purchases of investments which are included above.

5. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the value date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “collateral” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$195,405	Unrealized depreciation on forward foreign currency exchange contracts	$324,440
Interest Rate	Unrealized appreciation on futures contracts*	381,325	Unrealized depreciation on futures contracts*	4,480

Total		$576,730		$328,920

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

MIST-44

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Loss	Interest Rate	Foreign Exchange	Total
Foreign currency transactions	—	$(448,659)	$(448,659)
Futures contracts	$(2,887,357)	—	(2,887,357)

	$(2,887,357)	$(448,659)	$(3,336,016)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Foreign currency transactions	—	$(192,191)	$(192,191)
Futures contracts	$1,063,139	—	1,063,139

	$1,063,139	$(192,191)	$870,948

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$227,736
Futures contracts long	8,150,000
Futures contracts short	(130,416,666)

(a)	Averages are based on activity levels during 2012.

6. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/17/2012	Brown Brothers Harriman & Co.	3,336,000,000	KRW	$2,898,307	$2,834,204	$64,103
8/6/2012	Brown Brothers Harriman & Co.	7,550,000	MYR	2,372,150	2,456,084	(83,934)

Net Unrealized Depreciation						$(19,831)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/17/2012	Citibank N.A.	2,106,000	AUD	$2,152,632	$2,159,591	$6,959
7/16/2012	Brown Brothers Harriman & Co.	13,000,000	EUR	16,453,179	16,361,735	(91,444)
8/15/2012	Citibank N.A.	550,000	EUR	696,284	713,301	17,017
8/15/2012	UBS AG	19,850,000	NOK	3,331,746	3,279,388	(52,358)

Net Unrealized Depreciation						$(119,826)

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation
7/16/12	Brown Brothers Harriman & Co.	8,300,000	PLN	1,956,855	EUR	$10,622

AUD—	Australian Dollar
EUR—	Euro
NOK—	Norwegian Krone
KRW—	South Korean Won
MYR—	Malaysian Ringgit
PLN—	Polish Zloty

MIST-45

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

7. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 Years Futures	Chicago Board of Trade	9/19/2012	4	$596,355	$591,875	$(4,480)
Ultra Long U.S. Treasury Bond Futures	Chicago Board of Trade	9/19/2012	69	11,420,769	11,512,219	91,450

Net Unrealized Appreciation						$86,970

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	9/19/2012	(611)	$(81,648,558)	$(81,492,125)	$156,433
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	9/28/2012	(56)	(12,341,718)	(12,330,500)	11,218
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	9/28/2012	(691)	(85,784,630)	(85,662,406)	122,224

Net Unrealized Appreciation						$289,875

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

10. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2011	2010	2011	2010	2011	2010
$40,318,729	$32,010,977	$5,397,038	$—	$45,715,767	$32,010,977

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$51,804,258	$4,000,735	$23,586,815	$—	$79,391,808

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as

MIST-46

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

11. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-47

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-48

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-49

Simplify your life…

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Met Investors Series Trust Pyramis® Government Income Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Pyramis® Government Income Portfolio

Managed by Pyramis Global Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class B shares of the Pyramis® Government Income Portfolio returned 2.22%. The Portfolio’s benchmark, the Barclays U.S. Government Bond Index1, returned 1.48% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Investment grade bond markets returned a total of 2.37% in the first half of 2012 as measured by the Barclays U.S. Aggregate Index. Much of this return was due to price appreciation as bond yields declined. During the period, ten-year Treasury yields fell from 1.87% to 1.64% because economic data fell short of expectations. Investment grade bonds also rallied in the period because of renewed concerns about the European debt crisis, which resulted in a flight to safe-haven assets. Of the government bond sectors, Agency Debt outperformed Treasuries and especially benefited because there was little net new supply for investors to absorb. Agency Mortgage Backed Securities (MBS) outperformed Treasuries as homeowners refinanced their mortgages more slowly than investors had expected. (Slower refinancing benefits MBS holders because it allows them to collect higher interest income for longer than what had previously been expected. By contrast, faster refinancing is negative for MBS holders because it forces MBS holders to accept 100 cents on the dollar for premium coupon MBS that are trading at an average of approximately 110 cents on the dollar). MBS also outperformed Treasuries in the first half of 2012 because many investors expected that the Federal Reserve might choose to purchase additional MBS in a possible third round of quantitative easing. Treasury Inflation Protected Securities (TIPS) outperformed nominal Treasuries as real yields declined by more than inflation expectations.

PORTFOLIO REVIEW/PERIOD END POSITIONING

As described in the prospectus, Pyramis uses a blended index comprised of 40% Barclays U.S. Treasury 5+ Year Index/25% Barclays U.S. Agency Index/35% Barclays U.S. MBS Index as a guide in structuring the Portfolio and selecting its investments. Pyramis manages the Portfolio to have similar overall interest rate risk to the blended index. The following commentary is prepared relative to the aforementioned blended benchmark.

For the first half of 2012, the Portfolio outperformed its benchmark. The Portfolio’s overweighted position in MBS contributed to performance because the MBS sector outperformed Treasuries in the period. Furthermore, security selection within the Portfolio’s MBS holdings contributed to relative performance. Specifically, the Portfolio’s MBS prepaid more slowly than those in the benchmark, allowing the Portfolio to collect premium level coupons for longer than had previously been expected. The Portfolio received strong performance from MBS that have a low average loan-balance, from MBS that are not Home Affordability Refinance Program (HARP)-eligible, and from holdings of MBS that would face a significant increase in mortgage insurance premiums if they refinanced. Each of these groups of homeowners has a larger-than-average deterrent against refinancing and continued to prepay relatively slowly during the period, benefitting the Portfolio. However, the Portfolio’s small position in long-maturity TIPS did not meaningfully contribute to relative performance in the quarter.

At the end of June, the Portfolio had an underweight position in conventional Treasuries that was partially offset by a small out-of-benchmark position in 30-year TIPS. The Portfolio also had an underweight position in government-related securities. Within the government-related sector, the Portfolio underweighted the direct debt of Fannie Mae and Freddie Mac but it overweighted FDIC-insured and other types of government-related debentures. The Portfolio also held an overweight position in 30-year MBS, with a particular emphasis on those with coupons in the 4.0% to 4.5% range. The Portfolio also focused its MBS holdings on those that are likely to prepay more slowly than other types of MBS. For example, the Portfolio overweighted MBS that have a low average loan balance, in the belief that the fixed “points” and closing costs are a relatively greater deterrent against refinancing for lower loan-balance borrowers. Similarly, the Portfolio overweighted MBS that contain borrowers who are not eligible for HARP, in the belief that these borrowers will likely refinance their mortgages more slowly.

Bill Irving

Franco Castagliuolo

Portfolio Managers

Pyramis Global Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Pyramis® Government Income Portfolio

PYRAMIS® GOVERNMENT INCOME PORTFOLIO MANAGED BY

PYRAMIS GLOBAL ADVISORS, LLC. VS. BARCLAYS U.S. GOVERNMENT BOND INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[3]
Pyramis® Government Income Portfolio
Class B	2.22	9.88	9.29
Barclays U.S. Government Bond Index[1]	1.48	8.32	8.12

1 The Barclays U.S. Government Bond Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies, and quasi-federal corporations.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class B shares is 5/2/2011. Index returns are based on an inception date of 5/2/2011.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
Fannie Mae 30 Yr. Pool	19.8
U.S. Treasury Bonds	15.9
U.S. Treasury Notes	15.3
Freddie Mac 30 Yr. Gold Pool	10.0
Federal National Mortgage Association	6.0
Ginnie Mae II Pool	4.2
Federal Home Loan Mortgage Corp.	4.0
Fannie Mae 15 Yr. Pool	3.2
Ginnie Mae I 30 Yr. Pool	3.2
Government National Mortgage Association	3.2

Top Sectors

% of Market Value of Total Investments
U.S. Treasury & Government Agencies	86.7
Domestic Bonds & Debt Securities	6.0
Asset-Backed Securities	2.7
Mortgage-Backed Securities	2.2
Foreign Bonds & Debt Securities	1.4
Cash & Cash Equivalents	1.0

MIST-2

Met Investors Series Trust

Pyramis® Government Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Pyramis® Government Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class B	Actual	0.71%	$1,000.00	$1,022.20	$3.57
	Hypothetical*	0.71%	$1,000.00	$1,021.33	$3.57

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—98.2% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—50.1%
Fannie Mae 15 Yr. Pool
4.500%, 11/01/18	$366,709	$401,169
4.500%, 02/01/19	307,252	330,940
5.000%, 03/01/23	91,709	99,053
4.500%, 12/01/23	662,070	712,699
4.000%, 10/01/24	160,827	171,191
4.000%, 09/01/25	1,451,132	1,544,642
3.500%, 01/01/26	140,633	150,554
3.500%, 02/01/26	102,908	110,168
4.000%, 04/01/26	170,377	181,462
3.500%, 06/01/26	97,934	104,843
3.500%, 08/01/26	93,626	100,231
3.500%, 09/01/26	90,255	96,622
4.000%, 09/01/26	1,290,207	1,391,491
4.000%, 11/01/26	1,424,772	1,536,620
3.000%, 03/01/27	199,013	208,921
3.000%, 04/01/27	520,898	546,831
3.000%, 05/01/27	2,637,895	2,769,219
3.000%, 06/01/27	3,063,064	3,215,556
3.000%, TBA (a)	16,100,000	16,872,296
3.500%, TBA (a)	3,100,000	3,276,313
4.000%, TBA (a)	3,000,000	3,191,250
Fannie Mae 30 Yr. Pool
5.500%, 06/01/33	172,027	189,150
5.500%, 11/01/33	163,081	179,313
5.500%, 02/01/34	166,558	183,137
5.500%, 08/01/34	223,175	245,249
5.000%, 10/01/34	804,163	875,190
5.500%, 11/01/34	9,655,683	10,622,812
5.500%, 12/01/34	414,895	456,103
5.500%, 01/01/35	1,515,668	1,665,585
5.000%, 04/01/35	6,014,583	6,560,750
5.000%, 05/01/35	1,431,244	1,556,747
5.000%, 07/01/35	8,219,274	8,965,428
5.000%, 12/01/35	2,803,580	3,125,674
5.500%, 12/01/35	466,526	512,963
5.500%, 05/01/36	1,219,392	1,340,766
6.000%, 05/01/37	3,875,346	4,271,233
5.000%, 07/01/37	769,877	837,876
5.500%, 08/01/37	2,169,724	2,385,311
6.000%, 09/01/37	420,399	463,345
6.000%, 10/01/37	952,204	1,049,476
5.500%, 02/01/38	10,203,357	11,218,965
6.000%, 02/01/38	631,876	696,425
6.000%, 07/01/38	179,515	197,853
5.500%, 09/01/38	5,329,013	5,846,123
6.000%, 09/01/38	269,016	296,497
6.000%, 10/01/38	188,838	208,129
6.000%, 11/01/38	1,223,566	1,348,559
6.000%, 12/01/38	4,016,056	4,426,317
4.000%, 04/01/39	999,520	1,065,162
4.500%, 04/01/39	352,776	387,173
6.000%, 09/01/39	1,387,728	1,529,492
6.000%, 04/01/40	4,145,088	4,568,530
6.000%, 06/01/40	7,893,171	8,699,499
4.000%, 11/01/40	1,745,766	1,877,328

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 11/01/40	$1,817,901	$2,001,403
4.000%, 12/01/40	2,347,393	2,503,022
4.000%, 01/01/41	1,409,484	1,519,089
4.000%, 02/01/41	264,054	283,953
4.500%, 02/01/41	267,230	293,286
4.000%, 03/01/41	185,642	197,950
4.500%, 03/01/41	2,678,752	2,939,943
4.500%, 04/01/41	14,085,430	15,293,712
4.500%, 07/01/41	1,573,742	1,722,587
6.000%, 07/01/41	3,703,292	4,126,736
3.500%, 08/01/41	492,616	518,465
4.500%, 08/01/41	5,207,182	5,646,434
4.000%, 09/01/41	387,444	413,252
4.500%, 09/01/41	1,975,531	2,168,156
4.000%, 10/01/41	195,317	210,037
4.000%, 11/01/41	4,774,245	5,116,945
4.500%, 11/01/41	10,697,761	11,687,361
4.000%, 12/01/41	612,557	658,720
3.500%, 02/01/42	1,488,230	1,581,205
4.000%, 02/01/42	1,189,852	1,277,790
3.500%, 03/01/42	846,490	895,710
4.000%, 03/01/42	2,295,458	2,468,446
3.500%, 04/01/42	364,548	383,677
4.000%, 04/01/42	5,514,619	5,934,823
3.500%, 05/01/42	7,088,629	7,470,688
4.000%, 06/01/42	1,415,492	1,516,857
3.500%, TBA (a)	11,200,000	11,770,126
4.000%, TBA (a)	22,100,000	23,499,892
4.500%, TBA (a)	7,000,000	7,506,187
5.000%, TBA (a)	100,000	108,234
5.500%, TBA (a)	20,200,000	22,036,942
Fannie Mae Pool
5.500%, 07/01/33	502,828	552,878
5.500%, 02/01/35	230,749	253,717
4.000%, 06/01/42	3,325,000	3,591,161
4.000%, 07/01/42	2,625,000	2,835,127
Fannie Mae REMICS
Series 2004-91 Class Z
5.000%, 12/25/34	729,958	833,232
Series 2005-14 Class ZB
5.000%, 03/25/35	677,655	764,712
Series 2005-19 Class PA
5.500%, 07/25/34	992,356	1,093,321
Series 2005-64 Class PX
5.500%, 06/25/35	975,647	1,067,878
Series 2009-82 Class FD
1.095%, 10/25/39 (b)	1,473,911	1,493,667
Series 2010-109 Class IM
5.500%, 09/25/40 (c)	73,272	10,889
Series 2010-15 Class FJ
1.175%, 06/25/36 (b)	3,322,314	3,371,110
Series 2010-39 Class FG
1.165%, 03/25/36 (b)	1,831,376	1,860,229
Series 2010-97 Class CX
4.500%, 09/25/25	300,000	347,449

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae REMICS
Series 2011-104 Class FK
0.615%, 03/25/39 (b)	$779,426	$780,787
Series 2011-104 Class FN
0.595%, 03/25/39 (b)	4,426,802	4,433,221
Series 2011-126 Class KB
4.000%, 12/25/41	1,270,000	1,404,453
Series 2011-63 Class FL
0.645%, 07/25/41 (b)	929,838	933,836
Freddie Mac 15 Yr. Gold Pool
4.000%, 06/01/24	1,918,385	2,029,116
4.000%, 07/01/24	1,614,978	1,708,196
4.000%, 09/01/25	1,278,492	1,352,288
Freddie Mac 30 Yr. Gold Pool
5.500%, 03/01/34	9,247,215	10,193,542
5.000%, 01/01/35	981,357	1,061,975
5.000%, 05/01/35	884,326	953,381
5.000%, 07/01/35	9,374,631	10,134,501
5.500%, 07/01/35	6,196,203	6,799,398
5.000%, 11/01/35	3,924,057	4,242,125
5.500%, 03/01/39	343,928	374,292
4.500%, 05/01/39	5,386,693	5,925,344
4.500%, 06/01/39	3,586,293	3,948,304
4.500%, 07/01/39	5,033,903	5,380,011
4.500%, 09/01/39	4,592,047	5,055,581
4.500%, 11/01/39	6,321,409	6,959,510
4.500%, 12/01/39	805,190	860,551
5.500%, 12/01/39	1,539,621	1,675,549
4.500%, 12/01/40	279,561	307,431
4.500%, 02/01/41	1,563,977	1,716,965
4.500%, 03/01/41	288,436	317,193
4.500%, 08/01/41	3,761,897	4,049,947
4.000%, 09/01/41	6,307,017	6,766,553
4.500%, 09/01/41	275,771	301,539
4.000%, 10/01/41	1,834,455	1,968,115
4.500%, 10/01/41	564,662	617,425
3.500%, 02/01/42	498,185	523,373
3.500%, 03/01/42	495,391	520,438
4.000%, 03/01/42	572,508	616,547
3.500%, 04/01/42	3,544,892	3,756,248
4.000%, 04/01/42	8,328,146	8,968,777
3.500%, 06/01/42	773,950	813,081
3.500%, TBA (a)	500,000	524,688
4.000%, TBA (a)	19,900,000	21,121,985
Freddie Mac Gold Pool
4.000%, 05/01/42	1,975,000	2,134,022
Freddie Mac Multifamily Structured Pass Through Certificates
Series K006 Class A2
4.251%, 01/25/20	4,090,000	4,670,428
Series K009 Class A2
3.808%, 08/25/20	960,000	1,071,359
Series K017 Class A2
2.873%, 12/25/21	4,390,000	4,611,774
Series K501 Class A2
1.655%, 11/25/16	1,580,000	1,614,784

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K705 Class A1
1.626%, 07/25/18	$2,755,601	$2,812,329
Series K706 Class A1
1.691%, 06/25/18	1,973,548	2,018,919
Series K706 Class A2
2.323%, 10/25/18	3,960,000	4,107,666
Series K707 Class A2
2.220%, 12/25/18	3,650,000	3,753,569
Series K708 Class A1
1.670%, 10/25/18	1,190,000	1,212,855
Series K709 Class A1
1.560%, 10/25/18	1,890,000	1,920,750
Freddie Mac REMICS
Series 2672 Class MG
5.000%, 09/15/23	100,000	116,344
Series 2711 Class FC
1.142%, 02/15/33 (b)	1,440,000	1,467,393
Series 2877 Class ZD
5.000%, 10/15/34	938,239	1,055,440
Series 3277 Class B
4.000%, 02/15/22	200,000	220,294
Series 3659 Class EJ
3.000%, 06/15/18	1,646,725	1,711,186
Series 3675 Class CA
3.000%, 04/15/20	7,616,958	7,903,523
Series 3696 Class AE
1.200%, 07/15/15	774,548	776,917
Series 3806 Class UP
4.500%, 02/15/41	92,075	100,596
Series 3832 Class PE
5.000%, 03/15/41	500,000	584,377
Series 3835 Class FC
0.592%, 05/15/38 (b)	372,593	373,019
Freddie Mac Strips Series 240 Class F30, STRIPS
0.542%, 07/15/36 (b)	1,074,309	1,074,385
Ginnie Mae
Series 2010-42 Class OP
0.290%, 04/20/40 (d) (e)	102,301	93,402
Series 2010-H17 Class FA
0.569%, 07/20/60 (b)	416,982	413,548
Series 2010-H18 Class AF
0.539%, 09/20/60 (b)	338,226	335,332
Series 2010-H19 Class FG
0.539%, 08/20/60 (b)	332,142	329,350
Series 2011-51 Class UF
0.564%, 08/20/34 (b)	6,161,960	6,167,021
Series 2011-61 Class OP
0.000%, 05/20/40 (d) (e)	89,222	85,176
Series 2011-69 Class GX
4.500%, 05/16/40	80,000	92,485
Series 2011-71 Class ZB
5.500%, 08/20/34	491,439	596,082
Series 2011-71 Class ZC
5.500%, 07/16/34	560,268	670,172

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae
Series 2011-79 Class PO
0.285%, 06/20/40 (d) (e)	$118,461	$108,044
Series 2011-H05 Class FA
0.739%, 12/20/60 (b)	899,713	901,458
Series 2011-H07 Class FA
0.739%, 02/20/61 (b)	120,467	120,701
Series 2011-H12 Class FA
0.729%, 02/20/61 (b)	440,938	441,569
Series 2011-H13 Class FA
0.739%, 04/20/61 (b)	331,251	331,881
Series 2011-H14 Class FB
0.739%, 05/20/61 (b)	335,465	336,183
Series 2011-H14 Class FC
0.739%, 05/20/61 (b)	323,075	323,729
Series 2011-H17 Class FA
0.769%, 06/20/61 (b)	470,974	472,509
Series 2011-H21 Class FA
0.839%, 10/20/61 (b)	1,665,020	1,676,672
Ginnie Mae I 15 Yr. Pool
4.500%, 03/15/25	2,767,523	2,982,855
4.500%, 05/15/25	154,832	167,325
4.500%, 06/15/25	406,644	439,456
4.000%, 03/15/26	440,504	475,222
4.000%, 04/15/26	1,201,005	1,295,661
4.000%, 05/15/26	1,071,601	1,156,059
4.000%, 06/15/26	503,473	543,154
Ginnie Mae I 30 Yr. Pool
6.000%, 06/15/36	236,124	268,285
5.000%, 03/15/39	401,115	445,032
5.000%, 07/15/39	1,031,552	1,137,137
4.500%, 08/15/39	6,923,738	7,646,365
5.000%, 08/15/39	551,976	612,411
5.000%, 09/15/39	588,227	652,631
5.500%, 10/15/39	151,896	168,675
5.000%, 11/15/39	185,923	206,280
5.000%, 04/15/40	166,993	184,107
4.500%, 06/15/40	3,520,084	3,864,816
4.500%, 07/15/40	723,383	793,683
5.000%, 08/15/40	552,398	612,879
4.000%, 09/15/40	3,468,174	3,821,177
4.000%, 03/15/41	1,569,529	1,729,281
4.500%, 03/15/41	3,460,935	3,795,023
4.500%, 04/15/41	456,017	499,051
5.000%, 04/15/41	462,483	513,119
5.000%, 09/15/41	369,710	407,474
4.000%, 10/15/41	1,089,883	1,200,002
3.500%, 11/15/41	622,955	668,916
4.000%, 12/15/41	1,116,897	1,229,308
3.500%, 01/15/42	252,796	271,020
3.500%, 02/15/42	2,382,290	2,558,048
3.500%, 03/15/42	641,870	688,980
3.500%, 04/15/42	498,498	534,186
3.500%, 05/15/42	1,796,092	1,926,179
3.500%, TBA (a)	400,000	427,937

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 09/20/38	$864,536	$969,897
4.000%, 09/20/39	572,435	625,469
5.000%, 10/20/39	913,282	1,011,882
4.500%, 02/20/40	5,554,824	6,139,488
5.000%, 04/20/40	526,300	583,286
4.500%, 05/20/40	2,384,749	2,635,752
4.500%, 06/20/40	990,488	1,094,740
5.000%, 06/20/40	1,439,095	1,594,915
5.000%, 07/20/40	687,112	762,128
5.000%, 08/20/40	653,094	723,808
4.500%, 09/20/40	84,544	93,443
Ginnie Mae II Pool
5.612%, 04/20/58	1,456,218	1,552,622
5.508%, 10/20/59	9,292,580	10,291,193
4.804%, 03/20/61	2,479,388	2,784,657
4.834%, 03/20/61	4,296,462	4,833,946
4.556%, 12/20/61	4,262,918	4,780,662
4.684%, 01/20/62	3,820,389	4,306,792
4.515%, 03/20/62	7,994,407	8,977,036
4.604%, 03/20/62	1,763,165	1,986,532
4.650%, 03/20/62	2,629,630	2,966,150
4.550%, 05/20/62	6,197,226	6,973,676

		584,204,546

Federal Agencies—16.6%
Federal Home Loan Banks
1.750%, 08/22/12	8,000,000	8,018,040
0.300%, 08/23/12	4,265,000	4,266,058
2.000%, 09/14/12	8,000,000	8,029,984
3.625%, 10/18/13	1,975,000	2,059,573
0.375%, 11/27/13	3,440,000	3,443,474
5.250%, 06/18/14	5,360,000	5,874,930
1.000%, 06/21/17	2,750,000	2,755,349
Federal Home Loan Mortgage Corp.
0.375%, 11/30/12	500,000	500,630
0.375%, 11/27/13	2,535,000	2,537,852
1.000%, 08/27/14	3,000,000	3,042,390
0.625%, 12/29/14	5,314,000	5,337,685
0.500%, 04/17/15	5,808,000	5,812,391
2.000%, 08/25/16	7,106,000	7,474,176
1.250%, 05/12/17	18,954,000	19,227,127
6.750%, 03/15/31	481,000	740,355
6.250%, 07/15/32	1,368,000	2,041,613
Federal National Mortgage Association
4.375%, 09/15/12	2,000,000	2,017,226
4.750%, 11/19/12	700,000	712,313
0.500%, 05/27/15	11,442,000	11,441,920
0.500%, 07/02/15	53,427,000	53,400,607
6.625%, 11/15/30	1,430,000	2,176,138
Government National Mortgage Association
3.000%, 04/20/37	722,148	739,468
Series 2007-57 Class FJ
0.749%, 10/20/37 (b)	5,378,234	5,410,744
Series 2007-59 Class FC
0.744%, 07/20/37 (b)	754,645	759,070

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
Series 2008-2 Class FD
0.724%, 01/20/38 (b)	$204,498	$205,642
Series 2010-112 Class PM
3.250%, 09/20/33	578,050	602,894
Series 2010-14 Class QF
0.693%, 02/16/40 (b)	4,346,984	4,392,689
Series 2010-99 Class PT
3.500%, 08/20/33	703,845	732,767
Series 2010-H13 Class JA
5.460%, 10/20/59	2,824,341	3,111,627
Series 2010-H15 Class TP
5.150%, 08/20/60	3,427,490	3,882,421
Series 2010-H17 Class XP
5.302%, 07/20/60 (b)	5,612,917	6,367,057
Series 2010-H18 Class PL
5.010%, 09/20/60 (b)	4,348,380	4,900,020
Series 2011-136 Class WI
4.500%, 05/20/40 (c)	95,258	18,965
Series 2012-64 Class KB
3.035%, 05/20/41 (b)	934,940	993,372
Series 2012-H01 Class FA
0.939%, 11/20/61 (b)	1,425,132	1,443,079
Series 2012-H03 Class FA
0.939%, 01/20/62 (b)	927,553	939,371
Series 2012-H06 Class FA
0.869%, 01/20/62 (b)	1,532,380	1,545,984
Series 2012-H07 Class FA
0.869%, 03/20/62 (b)	895,137	903,600
Tennessee Valley Authority
5.880%, 04/01/36	3,631,000	5,073,389
5.500%, 06/15/38	346,000	463,912
5.250%, 09/15/39	472,000	617,901

		194,013,803

U.S. Treasury—31.5%
U.S. Treasury Bonds
2.000%, 02/15/22	20,149,000	20,830,600
5.250%, 02/15/29	50,734,000	71,574,563
5.000%, 05/15/37	3,500,000	5,051,484
4.375%, 05/15/41	5,969,000	7,973,277
3.750%, 08/15/41	20,252,000	24,425,816
3.125%, 02/15/42	38,400,000	41,250,010
3.000%, 05/15/42	13,815,000	14,471,212
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42	3,364,986	3,542,435
U.S. Treasury Notes
0.125%, 09/30/13	69,000	68,879
0.875%, 04/30/17	16,547,000	16,674,991
0.625%, 05/31/17	14,202,000	14,138,758
0.750%, 06/30/17	7,000,000	7,008,204
1.875%, 10/31/17	2,503,000	2,641,055
2.750%, 12/31/17	2,000,000	2,204,220
2.625%, 04/30/18	130,000	142,685
2.375%, 05/31/18	850,000	921,055

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.000%, 06/30/19	$121,215,000	$120,114,974
2.125%, 08/15/21	215,000	226,019
1.750%, 05/15/22	14,067,000	14,183,489

		367,443,726

Total U.S. Treasury & Government Agencies (Cost $1,127,796,080)		1,145,662,075

Domestic Bonds & Debt Securities—6.7%

Commercial Banks—0.2%
Citibank NA
1.750%, 12/28/12	2,000,000	2,015,130

Consumer Finance—0.3%
Ally Financial, Inc.
2.200%, 12/19/12	3,500,000	3,532,249

Diversified Financial Services—2.9%
Citigroup Funding, Inc.
1.875%, 10/22/12	2,150,000	2,160,724
2.250%, 12/10/12	3,000,000	3,027,240
General Electric Capital Corp.
Series GMTN
2.000%, 09/28/12	2,000,000	2,008,314
Series MTN
2.125%, 12/21/12	4,944,000	4,987,191
JPMorgan Chase & Co.
2.125%, 12/26/12	6,548,000	6,609,080
National Credit Union Administration Guaranteed Notes
1.400%, 06/12/15	50,000	50,987
2.350%, 06/12/17	5,470,000	5,779,165
3.450%, 06/12/21	8,645,000	9,644,794

		34,267,495

Food & Staples Retailing—0.7%
Wal-Mart Stores, Inc.
4.550%, 05/01/13	5,000,000	5,170,935
1.625%, 04/15/14	3,000,000	3,058,524

		8,229,459

Household Products—0.4%
Procter & Gamble Co. (The)
1.375%, 08/01/12	5,000,000	5,002,925

IT Services—0.7%
International Business Machines Corp.
4.750%, 11/29/12	5,000,000	5,092,935
1.250%, 05/12/14	3,000,000	3,033,036

		8,125,971

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Pharmaceuticals—0.9%
Johnson & Johnson
5.150%, 08/15/12	$5,000,000	$5,027,635
Merck & Co., Inc.
4.375%, 02/15/13	5,000,000	5,121,920

		10,149,555

Software—0.6%
Microsoft Corp.
2.950%, 06/01/14	7,000,000	7,320,600

Total Domestic Bonds & Debt Securities (Cost $79,350,865)		78,643,384

Asset-Backed Securities—3.0%

Asset-Backed - Automobile—0.8%
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A2
0.760%, 10/08/15	3,410,000	3,414,044
Avis Budget Rental Car Funding AESOP LLC
Series 2007-2A Class A
0.384%, 08/20/13 (144A) (b)	3,050,667	3,048,090
Series 2009-1A Class A
9.310%, 10/20/13 (144A)	1,520,000	1,542,584
Capital Auto Receivables Asset Trust Series 2008-A Class B
6.890%, 01/15/15 (144A)	937,000	969,123

		8,973,841

Asset-Backed - Credit Card—0.8%
American Express Credit Account Master Trust Series 2010-1 Class A
0.492%, 11/16/15 (b)	2,250,000	2,254,012
Chase Issuance Trust Series 2008-A10 Class A10
0.992%, 08/17/15 (b)	2,000,000	2,017,239
Citibank Omni Master Trust Series 2009-A13 Class A13
5.350%, 08/15/18 (144A)	5,000,000	5,463,390

		9,734,641

Asset-Backed - Other—1.4%
Ally Master Owner Trust
Series 2010-1 Class A
1.992%, 01/15/15 (144A) (a) (b)	4,450,000	4,486,308
Series 2010-2 Class A
4.250%, 04/15/17 (144A)	5,000,000	5,391,338
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A
1.892%, 12/15/14 (144A) (b)	6,740,000	6,787,892

		16,665,538

Total Asset-Backed Securities (Cost $35,510,082)		35,374,020

Mortgage-Backed Securities—2.5%
Security Description	Par Amount	Value

Collateralized Mortgage Obligations—2.5%
Fosse Master Issuer plc Series 2012-1A Class 1A1
0.423%, 10/18/54 (144A) (b)	$5,000,000	$4,998,993
Morgan Stanley Reremic Trust Series 2010-R3 Class 3A
0.485%, 06/26/36 (144A) (b)	128,595	128,213
National Credit Union Administration Guaranteed Notes
Series 2010-R2 Class 1A
0.610%, 11/06/17 (b)	3,685,158	3,686,301
Series 2011-R1 Class 1A
0.690%, 01/08/20 (b)	13,962,760	13,993,339
Series 2011-R4 Class 1A
0.621%, 03/06/20 (b)	774,236	774,600
Permanent Master Issuer plc
1.617%, 07/15/42	5,000,000	5,009,880

Total Mortgage-Backed Securities (Cost $28,618,391)		28,591,326

Foreign Bonds & Debt Securities—1.6%

Sovereign—1.6%
Israel Government AID Bond
5.500%, 09/18/23	7,738,000	10,148,526
5.500%, 12/04/23	6,825,000	8,994,272

Total Foreign Bonds & Debt Securities (Cost $18,433,882)		19,142,798

Short-Term Investment—1.2%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $13,834,012 on 07/02/12, collateralized by $14,130,000 Federal Farm Credit Bank at 0.320% due 05/16/14 with a value of $14,112,338.	13,834,000	13,834,000

Total Short-Term Investment (Cost $13,834,000)		13,834,000

Total Investments—113.2% (Cost $1,303,543,300#)		1,321,247,603
Other assets and liabilities (net)—(13.2)%		(153,999,092)

Net Assets—100.0%		$1,167,248,511

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,303,543,300. The aggregate unrealized appreciation and depreciation of investments were $20,057,860 and $(2,353,557), respectively, resulting in net unrealized appreciation of $17,704,303 for federal income tax purposes.
(a)	This security is traded on a “to-be-announced” basis.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	Zero coupon bond—Interest rate represents current yield to maturity.
(f)	Security is in default and/or issuer is in bankruptcy.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the market value of 144A securities was $32,815,931, which is 2.8% of net assets.
(GMTN)—	Global Medium-Term Note
(MTN)—	Medium-Term Note
(TBA)—	To Be Announced

Forward Sales Commitments

Securities Sold Short	Counterparty	Par Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Goldman Sachs	(1,000,000)	5.000%	TBA	$(1,082,188)	$(1,082,344)
Fannie Mae 30 Yr. Pool	JPMorgan Chase Bank, N.A.	(14,000,000)	5.500%	TBA	(15,232,656)	(15,273,128)
Fannie Mae 30 Yr. Pool	JPMorgan Securities, Inc.	(700,000)	4.500%	TBA	(749,219)	(751,406)
Freddie Mac 30 Yr. Gold Pool	Deutsche Bank AG	(2,200,000)	4.500%	TBA	(2,344,375)	(2,350,219)

					$(19,408,438)	$(19,457,097)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,145,662,075	$—	$1,145,662,075
Total Domestic Bonds & Debt Securities*	—	78,643,384	—	78,643,384
Total Asset-Backed Securities*	—	35,374,020	—	35,374,020
Total Mortgage-Backed Securities*	—	28,591,326	—	28,591,326
Total Foreign Bonds & Debt Securities*	—	19,142,798	—	19,142,798
Total Short-Term Investment*	—	13,834,000	—	13,834,000
Total Investments	$—	$1,321,247,603	$—	$1,321,247,603

Forward Sales Commitments	$—	$(19,457,097)	$—	$(19,457,097)
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$18,321	$—	$18,321
Swap Contracts at Value (Liabilities)	—	(24,328)	—	(24,328)
Total Swap Contracts	$—	$(6,007)	$—	$(6,007)

*	See Schedule of Investments for additional detailed categorizations.
**	Swap contracts are presented at value.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Pyramis® Government Income Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)		$1,321,247,603
Cash		440
Receivable for investments sold (b)		303,774,977
Receivable for shares sold		2,648,398
Interest receivable		4,874,370
Swap interest receivable		6,620
Swaps at market value		18,321

Total Assets		1,632,570,729
Liabilities
Payables for:
Investments purchased	$444,865,543
Shares redeemed	219,217
Forward sales commitments, at value	19,457,097
Swaps at market value	24,328
Interest payable on forward sales commitments	29,043
Swap interest	9,243
Accrued expenses:
Management fees	393,113
Distribution and service fees—Class B	231,351
Administration fees	3,768
Custodian and accounting fees	19,831
Deferred trustees’ fees	10,492
Other expenses	59,192

Total Liabilities		465,322,218

Net Assets		$1,167,248,511

Net assets represented by
Paid in surplus		$1,136,572,593
Accumulated net realized gain		9,157,735
Unrealized appreciation on investments and swap contracts		17,649,637
Undistributed net investment income		3,868,546

Net Assets		$1,167,248,511

Net Assets
Class B		$1,167,248,511
Capital Shares Outstanding*
Class B		106,602,447
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$10.95

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,303,543,300.
(b)	Includes $19,408,438 related to proceeds from TBA Sale Commitments.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest		$7,100,709

Total investment income		7,100,709
Expenses
Management fees	$1,950,817
Administration fees	14,014
Custodian and accounting fees	52,405
Distribution and service fees—Class B	1,132,239
Audit and tax services	31,020
Legal	19,763
Trustees’ fees and expenses	17,113
Shareholder reporting	7,556
Insurance	197
Miscellaneous	204

Total expenses	3,225,328

Net Investment Income		3,875,381

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts
Net realized gain on:
Investments		8,576,648
Futures contracts		13,946
Swap contracts		14,791

Net realized gain on investments, futures contracts and swap contracts		8,605,385

Net change in unrealized appreciation (depreciation) on:
Investments		10,089,766
Swap contracts		(17,759)

Net change in unrealized appreciation on investments and swap contracts		10,072,007

Net realized and unrealized gain on investments, futures contracts and swap contracts		18,677,392

Net Increase in Net Assets From Operations		$22,552,773

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Pyramis® Government Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011(a)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,875,381	$2,592,301
Net realized gain on investments, futures contracts and swap contracts	8,605,385	7,714,239
Net change in unrealized appreciation on investments and swap contracts	10,072,007	7,577,630

Net increase in net assets resulting from operations	22,552,773	17,884,170

Distributions to Shareholders
From net investment income
Class B	(174,555)	(2,564,614)
From net realized capital gains
Class B	(1,364,353)	(5,690,975)

Net decrease in net assets resulting from distributions	(1,538,908)	(8,255,589)

Net increase in net assets from capital share transactions	428,719,751	707,886,314

Net increase in net assets	449,733,616	717,514,895

Net Assets
Net assets at beginning of period	717,514,895	—

Net assets at end of period	$1,167,248,511	$717,514,895

Undistributed net investment income at end of period	$3,868,546	$167,720

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
	Shares	Value	Shares	Value
Class B
Sales	46,646,795	$502,959,345	68,363,407	$723,556,445
Reinvestments	142,888	1,538,908	770,830	8,255,589
Redemptions	(7,068,665)	(75,778,502)	(2,252,808)	(23,925,720)

Net increase	39,721,018	$428,719,751	66,881,429	$707,886,314

Increase derived from capital shares transactions		$428,719,751		$707,886,314

(a)	Commencement of operations was 5/2/2011.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

Pyramis® Government Income Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$10.73		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.05		0.10
Net realized and unrealized gain on investments	0.19		0.76

Total from investment operations	0.24		0.86

Less Distributions
Distributions from net investment income	(0.00	)(c)	(0.04)
Distributions from net realized capital gains	(0.02)		(0.09)

Total distributions	(0.02)		(0.13)

Net Asset Value, End of Period	$10.95		$10.73

Total Return (%) (d)	2.22	(e)	8.57	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (g)	0.71	(f)	0.84	(f)
Ratio of net expenses to average net assets (%) (h)	0.71	(f)	0.84	(f)
Ratio of net investment income to average net assets (%)	0.86	(f)	1.37	(f)
Portfolio turnover rate (%)	269.3	(e)	365.8	(e)
Net assets, end of period (in millions)	$1,167.2		$717.5

(a)	Commencement of operations was 5/2/2011.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Distributions from net investment income were less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	See Note 3 of the Notes to Financial Statements.
(h)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-12

Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Pyramis® Government Income Portfolio (the “Portfolio”) (commenced operations on May 2, 2011), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

MIST-13

Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-14

Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of

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Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells TBA mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

A Portfolio that enters into mortgage dollar rolls is subject to the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the agreed upon repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds from the dollar roll may be restricted pending a court determination, a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities sold.

TBA Purchase & Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pyramis Global Advisors, LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,950,817	0.520%	First $100 Million
	0.440%	$100 Million to $500 Million
	0.400%	Over $500 Million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B
1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

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Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$3,152,711,853	$54,937,822	$2,666,017,792	$44,384,519

5. Investments in Derivative Instruments

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rate risk. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swaps at market value	$18,321	Swaps at market value	$24,328

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Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Statement of Operations Location—Net Realized Gain	Interest Rate	Total
Future contracts	$13,946	$13,946
Swap contracts	14,791	14,791

	$28,737	$28,737

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Total
Swap contracts	$(17,759)	$(17,759)

For the six months ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Futures contracts long	$4,300,000
Futures contracts short	16,200,000
Swap contracts	39,466,667

(a)	Averages are based on activity levels during 2012.

6. Swap Agreements

Open interest rate swap agreements at June 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	USD 3ML	0.538%	06/26/2014	JPMorgan Securities, Inc.	40,000,000	USD	$(8,708)	$—	$(8,708)
Receive	USD 3ML	0.640%	06/26/2015	JPMorgan Securities, Inc.	50,000,000	USD	(15,620)	—	(15,620)
Receive	USD 3ML	2.438%	06/01/2042	JPMorgan Securities, Inc.	1,100,000	USD	18,321	—	18,321

Totals							$(6,007)	$—	$(6,007)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

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Met Investors Series Trust

Pyramis® Government Income Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

9. Income Tax Information

The tax character of distributions paid for the period ended December 31, 2011 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
$8,255,589	$—	$8,255,589

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$1,538,472	$—	$8,129,255	$—	$9,667,727

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

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Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

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Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-22

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Met Investors Series Trust Rainier Large Cap Equity Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Managed by Rainier Investment Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Rainier Large Cap Equity Portfolio returned 7.54% and 7.50%, respectively. The Portfolio’s benchmarks, the Russell 1000 Index1 and the Russell 1000 Growth Index2, returned 9.38% and 10.08%, respectively over the same period.

MARKET ENVIRONMENT/CONDITIONS

U.S. equities began the year with a strong start as most equity indices gained over 10% in the first quarter. However, signs of slowing global economic growth and intensified fears regarding the potential breakup of the Euro turned market sentiment back toward the “risk off” mindset that has regularly gripped markets in recent years. In the second quarter, stocks declined, commodities plunged and bond yields soared. Safety again became the preeminent concern. And yet, as the first half of the year came to an end, indications of substantive policy changes in Europe to aid capital-thin banks and perhaps even boost growth suggested that the more upbeat economic outlook evident early in the year may be resurrected in the second half.

At the heart of the concerns surrounding the Euro are questions about the capital adequacy of European banks. What investors fear is a disorderly liquidity event along the lines of Lehman Brothers. Although Lehman’s failure occurred almost four years ago, the fear of another similarly chaotic event in the financial system is understandable. Spanish banks, in particular, have been the recent focus as unrealized losses and inadequate reserves related to real estate lending became apparent in May. Initial enthusiasm about a $125 billion line of credit lasted merely a few hours, as the funds added to the already high levels of Spanish sovereign debt. At the very end of the second quarter, however, a European Union Summit hinted that a program modeled along the lines of the American Troubled Asset Relief Program in the fall of 2008, which directly injected capital into banks, might be considered.

While Europe has been the epicenter of worries, virtually all major economies have also shown signs of weakness. China has been trying to suppress inflationary pressures, but has also suffered from a decline in its exports. While there is much debate about whether China is in the midst of a “hard” or “soft” landing, it has definitely slowed from the powerful growth levels experienced in 2009 and 2010. In addition, economies that are tied to China, such as Brazil through raw materials exports, have also ticked down to more lethargic growth rates.

Economic growth in the U.S. could be described as lackluster or even anemic, but has been higher than other developed economies. However, following improved unemployment rates during an exceptionally warm winter, job growth data weakened again during the second quarter. More companies started to pre-announce negative revisions to their earnings outlook as the quarter progressed. According to Thomson Reuters I/B/E/S, at the end of the second quarter, 94 companies had issued negative guidance compared to 26 issuing positive guidance. This is the most negative period since the third quarter of 2001 when there were 180 companies issuing negative guidance and 30 issuing positive. The increased number of companies negatively preannouncing is a major concern. Not all negative revisions are the same–significant revenue shortfalls in a particular region, for example, or lack of pricing power are more detrimental than those connected to shifts in foreign exchange rates.

PORTFOLIO REVIEW/PERIOD END POSITIONING

After positive relative and absolute returns in the first quarter of 2012, the Portfolio underperformed the Russell 1000 Index during the 6-month period. On a sector basis, most of the lag in returns came from the cyclical areas of Consumer Discretionary and Industrials, which were most impacted from the “risk off” market environment in May and June. Notably, good stock selection overcame this in the most cyclical sector: Materials.

The Industrials sector was the largest detractor in the Portfolio on a relative basis. During the earlier part of the year we were reducing the cyclical exposure of the Portfolio. However, we underestimated the severity of the economic slowdown that became evident toward the end of the first quarter and gained downward momentum in May. In some of the most cyclical areas, such as Energy, we minimized the damage by underweighting the sector.

Consumer Discretionary stocks, while mixed, were detractors on a relative basis. After being in favor in the first quarter, weaker domestic and international sales trends eroded price performance. Some “high-end” consumer stocks such as Coach, Inc., which have been largely immune to any weakness in consumer spending trends, came under pressure. Other stocks, such as O’Reilly Automotive, Inc. and Nike, Inc., either missed estimates for quarterly earnings or guided their earnings targets to lower levels. In the Telecommunication Services sector, the Portfolio’s underweight—particularly Verizon Communications, Inc. and AT&T, Inc.—caused most of the underperformance.

Information Technology stocks had the largest contribution to relative performance in the Portfolio. Leading the way was our largest holding, Apple, Inc. The company continued to see market share gains in its fast-growing consumer electronic markets. Other strong contributors were enterprise storage system provider EMC Corp., semiconductor manufacturer Avago Technologies, Ltd. and e-commerce provider eBay, Inc.

Despite a modest underweight of the sector, Consumer Staples also outperformed due to a significant contribution from Monster Beverage Corp. (maker of Monster Energy drinks and Hansen’s Natural Soda), stemming from its 28% sales growth in the first quarter as the energy drink category grows and Monster continues to take market share. Other Consumer Staples contributors included Philip Morris International, Inc., Costco Wholesale Corp., and Church & Dwight Co. (a producer of a broad range of household and personal care products).

MIST-1

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Managed by Rainier Investment Management, Inc.

Portfolio Manager Commentary*—(Continued)

While other cyclical areas of the market detracted from performance, Materials shares performed well due to good stock selection. Within the sector, the standout performer was Ecolab, Inc. This producer of cleaning and sanitizing products as well as services for the Hospitality, Health Care, and Food and Beverage industries continued its string of positive earnings surprises. Additionally, Ecolab’s recent acquisition of Nalco (water treatment) has added incremental growth from customers in the Energy sector. Monsanto Co. was also a top performer in the sector as its genetically modified seed segment is benefiting from favorable pricing/mix in U.S. corn and soybeans, as well as volume growth and trait adoption in Brazil corn.

During the period we reduced exposure to Industrials and selectively decreased exposure to Consumer Discretionary stocks, cutting positions in companies that have had strong performance recently. Nonetheless, we are maintaining a modestly overweight posture in the Consumer Discretionary sector. The common characteristic in these changes is adding or building positions in stocks which we determine to be secular earnings growers and eliminating or reducing positions in stocks with a more cyclical element to prospective earnings growth. Examples of this repositioning include adding Honeywell International, Inc. and Stericycle, Inc. (medical waste), and eliminating Expeditors International of Washington, Inc., CSX Corp. and Gardner Denver, Inc. in Industrials. In Consumer Discretionary, we added to Starbucks Corp. and initiated positions in Starwood Hotels & Resorts Worldwide, Inc. and Dollar General Corp., while cutting exposure substantially to Macy’s, Inc., Ralph Lauren Corp. and selling Amazon.com.

Throughout the Portfolio, we have been emphasizing companies that have secular growth prospects as well as a strong fundamental position to take market share and prosper in a challenging economic environment. Conversely, we have been de-emphasizing companies more dependent on cyclical factors to generate above sector-average earnings growth.

Senior Equity Portfolio Managers

Daniel M. Brewer, CFA

Mark W. Broughton, CFA

Stacie L. Cowell, CFA

Mark H. Dawson, CFA

Andrea L. Durbin, CFA

James R. Margard, CFA

Peter M. Musser, CFA

Rainier Investment Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

RAINIER LARGE CAP EQUITY PORTFOLIO MANAGED BY

RAINIER INVESTMENT MANAGEMENT, INC. VS. RUSSELL 1000 INDEX1 AND RUSSELL 1000 GROWTH INDEX2

AVERAGE ANNUAL RETURN3 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	Since Inception[4]
Rainier Large Cap Equity Portfolio
Class A	7.54	-1.10	-3.03
Class B	7.50	-1.41	-3.27
Russell 1000 Index[1]	9.38	4.37	-0.38
Russell 1000 Growth Index[2]	10.08	5.76	1.44

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investable U.S. equity market.

2 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

4 Inception of Class A and Class B shares is 11/1/2007. Index returns are based on an inception date of 11/1/2007.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

Portfolio Composition as of June 30, 2012

Top Holdings

% of Net Assets
Apple, Inc.	4.9
Chevron Corp.	3.9
JPMorgan Chase & Co.	2.3
Costco Wholesale Corp.	2.0
Coca-Cola Co. (The)	1.9
eBay, Inc.	1.9
Microsoft Corp.	1.9
Precision Castparts Corp.	1.9
American Tower Corp.	1.8
Wells Fargo & Co.	1.8

Top Sectors

% of Market Value of Total Investments
Information Technology	24.9
Health Care	14.9
Consumer Discretionary	12.2
Financials	11.7
Industrials	9.6
Consumer Staples	9.1
Energy	8.0
Materials	5.1
Utilities	2.5
Cash & Cash Equivalents	2.0

MIST-3

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Rainier Large Cap Equity Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.68%	$1,000.00	$1,075.40	$3.51
	Hypothetical*	0.68%	$1,000.00	$1,021.48	$3.42

Class B(a)	Actual	0.93%	$1,000.00	$1,075.00	$4.80
	Hypothetical*	0.93%	$1,000.00	$1,020.24	$4.67

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
BE Aerospace, Inc.*	154,530	$6,746,780
Honeywell International, Inc.	198,100	11,061,904
Precision Castparts Corp.	97,460	16,031,195

		33,839,879

Air Freight & Logistics—1.0%
FedEx Corp.	93,800	8,593,018

Auto Components—0.8%
BorgWarner, Inc.* (a)	105,620	6,927,616

Beverages—2.5%
Coca-Cola Co. (The)	211,530	16,539,531
Monster Beverage Corp.*	67,850	4,830,920

		21,370,451

Biotechnology—3.3%
Biogen Idec, Inc.*	88,650	12,799,287
Celgene Corp.*	154,550	9,915,928
Gilead Sciences, Inc.*	110,460	5,664,389

		28,379,604

Capital Markets—3.6%
Ameriprise Financial, Inc.	151,730	7,929,410
Invesco, Ltd.	525,900	11,885,340
Raymond James Financial, Inc.	126,450	4,329,648
T. Rowe Price Group, Inc. (a)	104,490	6,578,690

		30,723,088

Chemicals—5.0%
Airgas, Inc.	67,620	5,680,756
E.I. du Pont de Nemours & Co.	194,880	9,855,082
Ecolab, Inc.	147,970	10,140,384
Monsanto Co.	130,830	10,830,108
Praxair, Inc.	61,240	6,658,625

		43,164,955

Commercial Banks—2.3%
Fifth Third Bancorp.	300,110	4,021,474
Wells Fargo & Co.	457,850	15,310,504

		19,331,978

Commercial Services & Supplies—0.3%
Stericycle, Inc.*	27,240	2,497,091

Communications Equipment—2.8%
Cisco Systems, Inc.	356,110	6,114,409
F5 Networks, Inc.*	52,990	5,275,684
JDS Uniphase Corp.* (a)	376,420	4,140,620
QUALCOMM, Inc.	153,250	8,532,960

		24,063,673

Computers & Peripherals—6.5%
Apple, Inc.*	72,065	42,085,960

Computers & Peripherals—(Continued)
EMC Corp.*	511,535	$13,110,642

		55,196,602

Construction & Engineering—0.8%
Fluor Corp.	134,700	6,646,098

Consumer Finance—1.1%
American Express Co.	153,680	8,945,713

Diversified Financial Services—2.3%
JPMorgan Chase & Co.	543,825	19,430,867

Electric Utilities—0.7%
ITC Holdings Corp.	88,580	6,104,048

Electrical Equipment—0.7%
AMETEK, Inc.	123,930	6,185,346

Electronic Equipment, Instruments & Components—0.6%
Trimble Navigation, Ltd.*	108,620	4,997,606

Energy Equipment & Services—1.8%
Ensco plc - Class A	109,260	5,131,942
Schlumberger, Ltd.	163,090	10,586,172

		15,718,114

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	182,670	17,353,650

Food Products—1.7%
Kraft Foods, Inc. - Class A	364,200	14,065,404

Health Care Equipment & Supplies—2.4%
Cooper Cos., Inc. (The)	95,830	7,643,401
Hologic, Inc.*	248,410	4,481,316
Intuitive Surgical, Inc.*	15,720	8,705,579

		20,830,296

Health Care Providers & Services—1.5%
Express Scripts Holding Co.*	146,450	8,176,303
McKesson Corp.	51,990	4,874,063

		13,050,366

Health Care Technology—1.0%
Cerner Corp.*	105,770	8,742,948

Hotels, Restaurants & Leisure—3.0%
McDonald’s Corp.	82,000	7,259,460
Starbucks Corp.	163,600	8,723,152
Starwood Hotels & Resorts Worldwide, Inc.	88,970	4,718,969
Wynn Resorts, Ltd.	50,690	5,257,567

		25,959,148

Household Products—0.5%
Church & Dwight Co., Inc. (a)	82,570	4,580,158

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)*	359,770	$4,615,849

Internet & Catalog Retail—0.5%
priceline.com, Inc.*	6,530	4,339,316

Internet Software & Services—3.3%
eBay, Inc.*	391,670	16,454,057
Google, Inc. - Class A*	20,895	12,120,562

		28,574,619

IT Services—5.0%
Accenture plc - Class A	99,810	5,997,583
Alliance Data Systems Corp.*	31,270	4,221,450
MasterCard, Inc. - Class A	23,950	10,301,135
Teradata Corp.*	87,720	6,316,717
Vantiv, Inc. - Class A* (a)	124,160	2,891,686
Visa, Inc. - Class A	104,394	12,906,230

		42,634,801

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	109,150	4,283,046

Machinery—2.0%
Eaton Corp.	259,280	10,275,267
Joy Global, Inc.	117,180	6,647,621

		16,922,888

Media—0.8%
DIRECTV - Class A*	141,860	6,925,605

Multi-Utilities—0.8%
NiSource, Inc. (a)	261,930	6,482,768

Multiline Retail—1.9%
Dollar General Corp.*	93,480	5,084,377
Macy’s, Inc.	116,050	3,986,318
Nordstrom, Inc.	147,500	7,329,275

		16,399,970

Oil, Gas & Consumable Fuels—6.2%
Anadarko Petroleum Corp.	89,000	5,891,800
Chevron Corp.	317,425	33,488,338
Denbury Resources, Inc.*	460,890	6,964,048
Pioneer Natural Resources Co.	75,320	6,643,977

		52,988,163

Personal Products—0.9%
Estee Lauder Cos., Inc. (The) - Class A	141,120	7,637,414

Pharmaceuticals—6.1%
Allergan, Inc.	131,235	12,148,424
Merck & Co., Inc.	155,230	6,480,852
Novo Nordisk A.S. (ADR)	51,490	7,483,557
Perrigo Co. (a)	79,760	9,406,097
Shire plc (ADR)	130,470	11,271,303

Pharmaceuticals—(Continued)
Watson Pharmaceuticals, Inc.*	76,820	$5,683,912

		52,474,145

Professional Services—0.9%
Verisk Analytics, Inc. - Class A*	154,340	7,602,788

Real Estate Investment Trusts—1.8%
American Tower Corp.	224,680	15,707,379

Real Estate Management & Development—0.7%
CBRE Group, Inc. - Class A*	347,980	5,692,953

Semiconductors & Semiconductor Equipment—1.3%
Altera Corp.	123,840	4,190,746
Avago Technologies, Ltd.	191,200	6,864,080

		11,054,826

Software—5.4%
Autodesk, Inc.*	152,820	5,347,172
Check Point Software Technologies, Ltd.*	78,570	3,896,286
Citrix Systems, Inc.*	55,920	4,693,925
Informatica Corp.* (a)	95,570	4,048,345
Intuit, Inc.	131,060	7,778,411
Microsoft Corp.	537,720	16,448,855
Red Hat, Inc.*	74,180	4,189,686

		46,402,680

Specialty Retail—2.8%
Bed Bath & Beyond, Inc.*	132,140	8,166,252
Limited Brands, Inc.	185,330	7,882,085
O’Reilly Automotive, Inc.*	90,390	7,571,970

		23,620,307

Textiles, Apparel & Luxury Goods—2.3%
Coach, Inc.	128,070	7,489,534
NIKE, Inc. - Class B	93,025	8,165,734
Ralph Lauren Corp.	29,070	4,071,544

		19,726,812

Tobacco—1.5%
Philip Morris International, Inc.	145,090	12,660,553

Water Utilities—0.5%
American Water Works Co., Inc.	131,480	4,507,134

Total Common Stocks (Cost $745,694,961)		837,951,733

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Short-Term Investments—5.4%

Security Description	Shares/Par Amount	Value

Mutual Fund—3.4%
State Street Navigator Securities Lending Prime Portfolio (b)	29,336,455	$29,336,455

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $16,851,014 on 07/02/12, collateralized by $17,225,000 U.S. Treasury Bill at 0.18% due 06/27/13 with a value of $17,190,550.	$16,851,000	16,851,000

Total Short-Term Investments (Cost $46,187,455)		46,187,455

Total Investments—103.3% (Cost $791,882,416#)		884,139,188
Other assets and liabilities (net)—(3.3)%		(27,840,742)

Net Assets—100.0%		$856,298,446

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $791,882,416. The aggregate unrealized appreciation and depreciation of investments were $119,269,981 and $(27,013,209), respectively, resulting in net unrealized appreciation of $92,256,772 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $32,794,533 and the collateral received consisted of cash in the amount of $29,336,455 and non-cash collateral with a value of $3,429,632. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$837,951,733	$—	$—	$837,951,733
Short-Term Investments
Mutual Fund	29,336,455	—	—	29,336,455
Repurchase Agreement	—	16,851,000	—	16,851,000
Total Short-Term Investments	29,336,455	16,851,000	—	46,187,455
Total Investments	$867,288,188	$16,851,000	$—	$884,139,188

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$884,139,188
Cash		329
Receivable for investments sold		8,161,891
Receivable for shares sold		80,573
Dividends receivable		777,938

Total Assets		893,159,919

Liabilities
Payables for:
Investments purchased	$6,954,755
Shares redeemed	39,723
Collateral for securities loaned	29,336,455
Accrued Expenses:
Management fees	444,527
Distribution and service fees—Class B	15,456
Administration fees	2,923
Custodian and accounting fees	13,660
Deferred trustees’ fees	29,886
Other expenses	24,088

Total Liabilities		36,861,473

Net Assets		$856,298,446

Net Assets Represented by
Paid in surplus		$826,716,633
Accumulated net realized loss		(64,874,821)
Unrealized appreciation on investments		92,256,772
Undistributed net investment income		2,199,862

Net Assets		$856,298,446

Net Assets
Class A		$779,138,460
Class B		77,159,986
Capital Shares Outstanding*
Class A		93,465,881
Class B		9,288,691
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$8.34
Class B		8.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $791,882,416.
(b)	Includes securities loaned at value of $32,794,533.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$5,218,599
Interest (b)		29,486

Total investment income		5,248,085
Expenses
Management fees	$2,881,752
Administration fees	13,194
Custodian and accounting fees	33,222
Distribution and service fees—Class B	92,652
Audit and tax services	18,471
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	13,062
Insurance	939
Miscellaneous	4,627

Total expenses	3,094,430
Less management fee waiver	(65,174)
Less broker commission recapture	(6,137)

Net expenses	3,023,119

Net Investment Income		2,224,966

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		20,002,942
Net change in unrealized appreciation on investments		39,684,392

Net realized and unrealized gain on investments		59,687,334

Net Increase in Net Assets From Operations		$61,912,300

(a)	Net of foreign withholding taxes of $13,397.
(b)	Includes net income on securities loaned of $28,618.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,224,966	$3,941,428
Net realized gain on investments	20,002,942	134,498,039
Net change in unrealized appreciation (depreciation) on investments	39,684,392	(144,439,376)

Net increase (decrease) in net assets resulting from operations	61,912,300	(5,999,909)

Distributions to Shareholders
From net investment income
Class A	(3,639,726)	(6,345,345)
Class B	(210,175)	(245,701)

Net decrease in net assets resulting from distributions	(3,849,901)	(6,591,046)

Net decrease in net assets from capital share transactions	(15,814,549)	(302,918,234)

Net Increase (Decrease) in net assets	42,247,850	(315,509,189)

Net Assets
Net assets at beginning of period	814,050,596	1,129,559,785

Net assets at end of period	$856,298,446	$814,050,596

Undistributed net investment income at end of period	$2,199,862	$3,824,797

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	725,183	$5,975,362	35,051,829	$302,501,543
Reinvestments	416,445	3,639,726	736,119	6,345,345
Redemptions	(3,606,903)	(31,592,523)	(71,431,049)	(619,623,658)

Net decrease	(2,465,275)	$(21,977,435)	(35,643,101)	$(310,776,770)

Class B
Sales	3,901,737	$33,660,810	5,461,892	$43,664,932
Reinvestments	24,130	210,175	28,570	245,701
Redemptions	(3,271,866)	(27,708,099)	(4,439,086)	(36,052,097)

Net increase	654,001	$6,162,886	1,051,376	$7,858,536

Decrease derived from capital shares transactions		$(15,814,549)		$(302,918,234)

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007(a)
Net Asset Value, Beginning of Period	$7.79		$8.12	$7.06	$5.77	$10.00	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.02		0.04	0.05	0.05	0.07	0.01
Net realized and unrealized gain (loss) on investments	0.57		(0.32)	1.06	1.30	(4.20)	0.00	(c)

Total from investment operations	0.59		(0.28)	1.11	1.35	(4.13)	0.01

Less Distributions
Distributions from net investment income	(0.04)		(0.05)	(0.05)	(0.06)	0.00	(0.01)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.10)	0.00

Total distributions	(0.04)		(0.05)	(0.05)	(0.06)	(0.10)	(0.01)

Net Asset Value, End of Period	$8.34		$7.79	$8.12	$7.06	$5.77	$10.00

Total Return (%) (h)	7.54	(d)	(3.54)	15.70	23.68	(41.70)	0.09	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.69	(e)	0.69	0.69	0.70	0.70	0.75	(e)
Ratio of net expenses to average net assets (%) (f)	0.68	(e)	0.69	0.69	0.70	0.69	0.75	(e)
Ratio of net investment income to average net assets (%)	0.53	(e)	0.43	0.71	0.86	0.85	0.71	(e)
Portfolio turnover rate (%)	38.9	(d)	87.6	84.3	91.3	97.5	11.2	(d)
Net assets, end of period (in millions)	$779.1		$747.1	$1,068.2	$885.0	$519.8	$771.8

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007(a)
Net Asset Value, Beginning of Period	$7.75		$8.09	$7.04	$5.76	$10.00	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.01		0.02	0.03	0.04	0.05	0.00	(g)
Net realized and unrealized gain (loss) on investments	0.57		(0.33)	1.05	1.29	(4.19)	0.01

Total from investment operations	0.58		(0.31)	1.08	1.33	(4.14)	0.01

Less Distributions
Distributions from net investment income	(0.02)		(0.03)	(0.03)	(0.05)	0.00	(0.01)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.10)	0.00

Total distributions	(0.02)		(0.03)	(0.03)	(0.05)	(0.10)	(0.01)

Net Asset Value, End of Period	$8.31		$7.75	$8.09	$7.04	$5.76	$10.00

Total Return (%) (h)	7.50	(d)	(3.84)	15.38	23.25	(41.80)	0.07	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.94	(e)	0.94	0.94	0.95	0.96	1.04	(e)
Ratio of net expenses to average net assets (%) (f)	0.93	(e)	0.94	0.94	0.95	0.94	1.02	(e)
Ratio of net investment income to average net assets (%)	0.28	(e)	0.23	0.46	0.61	0.63	0.27	(e)
Portfolio turnover rate (%)	38.9	(d)	87.6	84.3	91.3	97.5	11.2	(d)
Net assets, end of period (in millions)	$77.2		$67.0	$61.4	$42.9	$30.5	$8.0

(a)	Commencement of operations was 11/1/2007.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Net realized and unrealized gain (loss) on investments was less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Net investment income was less than $0.01.
(h)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Rainier Large Cap Equity Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-11

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-12

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Rainier Investment Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

MIST-13

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$2,881,752	0.700%	First $150 million
	0.675%	$150 million to $300 million
	0.650%	$300 million to $1 billion
	0.600%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$150 million to $300 million
0.025%	$500 million to $1 billion

An identical agreement was in place for the period January 1, 2012 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$331,594,538	$—	$332,446,820

MIST-14

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$6,591,046	$6,077,038	$—	$—	$6,591,046	$6,077,038

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Post October Loss Deferrals	Total
$3,849,864	$—	$49,115,745	$(81,421,128)	$(28,455,519)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $81,421,128.

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-15

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-16

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-17

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

(see details on inside cover)

Met Investors Series Trust RCM Technology Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

RCM Technology Portfolio

Managed by RCM Capital Management LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the RCM Technology Portfolio returned 9.64%, 9.49%, and 9.85%, respectively. The Portfolio’s benchmarks, the NASDAQ Composite Index1 and the S&P North American Technology Sector Index2, returned 12.66% and 11.17%, respectively over the same period.

MARKET ENVIRONMENT/CONDITIONS

The market was quite volatile during the period, with an exceptionally strong first quarter that saw the NASDAQ 100 Index and S&P North American Technology Sector increase nearly 21% and 20%, respectively. During the first quarter, investors continued to prefer larger stocks such as Apple as well as dividend paying stocks, and many companies beat conservative expectations, as the economy continued to recover and technology spending remained solid.

Conditions deteriorated significantly in second quarter as fears regarding the European sovereign debt crisis intensified. At the same time, we began seeing warnings of softening business from many companies, including Cisco, NetApp, and Hewlett Packard. In addition, the news from China was also disappointing, as its economy continued to decelerate. Though the quarter closed with glimmers of hope of a more coherent European Central Bank strategy to stabilize the sovereign debt crisis, it was too late to meaningfully impact returns, and the S&P North American Technology Sector Index closed the quarter down 7%.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The RCM Technology Portfolio underperformed its benchmark, the S&P North American Technology Sector Index during the first half of the year. Negative stock selection and industry allocation drove underperformance for the first 6 months of 2012. Specifically, the Portfolio’s allocation and stock selection within the Internet Software & Services and Semiconductors industries hurt performance. The Portfolio was slightly overweight these industries relative to the benchmark. Conversely, stock selection in the Computers & Peripherals and Software industries had a positive impact on returns. In addition, a large underweight to the IT Services industry also helped returns during this period. From a stock specific standpoint, detractors from performance included overweights in SanDisk (-26%) whose shares declined in late March as investors focused on the company’s weakened price position in a steadily growing segment of the memory chip market; Fusion-io (-14%) whose share price fell on disappointing results; and Groupon (-48%) whose shares slid as investors feared new industry entrants could intensify the competitive environment. Shares of Groupon fell further after the company announced it had underestimated the rate of coupon returns over the holidays and had to restate revenue and earnings for the fourth quarter of 2011. In addition, underweights in winning stocks like Amazon (+32%) and Mastercard (+15%) detracted from relative performance. Top contributors to relative performance included overweights to Apple (+44%) which continues to have success with its iPhone and iPad while investors benefitted from the announcement of a quarterly dividend to be implemented in the second half of 2012; Ariba (+59) who announced that they will be acquired by SAP – the largest maker of enterprise-applications software; Athenahealth (+61%) who had better than expected new doctor signings for their electronic medical software as a service offerings; Salesforce.com (+36%) whose stock was up significantly during the first quarter as the cloud-based software provider’s strong fiscal fourth quarter results included billings growth of 56% compared to one year earlier. In addition, management recently highlighted closing a large contract worth over $100mm. And finally, an overweight to Tibco (+25%) helped, where business in Europe was much better than feared.

We believe large cap Technology stocks are as cheap as ever in history, and will be supported by very high free cash flow yields and hundreds of billions of dollars on their balance sheets. We expect many companies to not only buy back their stock, but also will continue to pay reasonable yields from dividends, with the potential of some to increase these dividends substantially. These stocks have begun to attract value investors for the first time in history, as they compare favorably with other sectors. This is one of the reasons why we have made stocks like Microsoft and Cisco larger positions in the Portfolio.

Walter C. Price, Jr., CFA

Managing Director

Senior Analyst, Portfolio Manager

Huachen Chen, CFA

Managing Director

Senior Portfolio Manager

RCM Capital Management LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

RCM Technology Portfolio

RCM TECHNOLOGY PORTFOLIO MANAGED BY

RCM CAPITAL MANAGEMENT LLC VS. NASDAQ COMPOSITE INDEX1 AND

S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX2

AVERAGE ANNUAL RETURN3 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
RCM Technology Portfolio
Class A	9.64	-6.09	5.99	7.60
Class B	9.49	-6.28	5.76	7.37
Class E	9.85	-6.18	5.89	7.50
NASDAQ Composite Index[1]	12.66	5.82	2.43	7.21
S&P North American Technology Sector Index[2]	11.17	6.96	3.99	7.76

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

2 The S&P North American Technology Sector Index™ is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Microsoft Corp.	12.5
Apple, Inc.	12.2
Intel Corp.	4.8
Google, Inc.- Class A	4.6
Cisco Systems, Inc.	4.1
Visa, Inc.- Class A	3.9
EMC Corp.	3.4
Samsung Electronics Co., Ltd. (GDR)	3.3
QUALCOMM, Inc.	2.9
International Business Machines Corp.	2.6

Top Sectors

% of Market Value of Total Investments
Information Technology	82.6
Cash & Cash Equivalents	9.7
Consumer Discretionary	5.1
Materials	1.9
Health Care	0.7

MIST-2

Met Investors Series Trust

RCM Technology Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

RCM Technology Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.96%	$1,000.00	$1,096.40	$5.00
	Hypothetical*	0.96%	$1,000.00	$1,020.09	$4.82

Class B	Actual	1.21%	$1,000.00	$1,094.90	$6.30
	Hypothetical*	1.21%	$1,000.00	$1,018.85	$6.07

Class E	Actual	1.11%	$1,000.00	$1,098.50	$5.79
	Hypothetical*	1.11%	$1,000.00	$1,019.34	$5.57

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-3

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—90.1% of Net Assets

Security Description	Shares	Value

Automobiles—0.5%
Tesla Motors, Inc.* (a)	61,062	$1,910,630

Chemicals—1.9%
Monsanto Co.	79,390	6,571,904

Communications Equipment—7.7%
Cisco Systems, Inc.	820,710	14,091,591
F5 Networks, Inc.*	12,265	1,221,103
Motorola Solutions, Inc.	25,225	1,213,575
QUALCOMM, Inc.	176,815	9,845,059

		26,371,328

Computers & Peripherals—18.3%
Apple, Inc.*	71,780	41,919,520
Catcher Technology Co., Ltd. (GDR)	48,460	1,614,203
Dell, Inc.*	90,425	1,132,121
EMC Corp.*	453,894	11,633,303
Fusion-io, Inc.* (a)	199,640	4,170,479
NetApp, Inc.*	8,340	265,379
SanDisk Corp.* (a)	33,950	1,238,496
Seagate Technology plc (a)	34,460	852,196

		62,825,697

Electronic Equipment, Instruments & Components—1.8%
Hitachi, Ltd.	1,041,000	6,402,276

Health Care Technology—0.7%
athenahealth, Inc.* (a)	31,540	2,497,022

Internet & Catalog Retail—3.2%
Amazon.com, Inc.*	15,420	3,521,157
Groupon, Inc.* (a)	113,640	1,207,993
Netflix, Inc.*	8,788	601,714
priceline.com, Inc.* (a)	8,545	5,678,324

		11,009,188

Internet Software & Services—9.7%
Akamai Technologies, Inc.* (a)	51,685	1,640,999
eBay, Inc.*	186,010	7,814,280
Google, Inc. - Class A*	26,985	15,653,189
NetEase.com, Inc. (ADR)*	72,600	4,272,510
Phoenix New Media, Ltd. (ADR)*	116,447	556,617
Rackspace Hosting, Inc.* (a)	28,448	1,250,005
Renren, Inc. (ADR)* (a)	1,264	5,700
SINA Corp.* (a)	39,036	2,022,455

		33,215,755

IT Services—10.7%
Automatic Data Processing, Inc.	54,300	3,022,338
Cognizant Technology Solutions Corp. - Class A*	56,110	3,366,600
Fidelity National Information Services, Inc.	82,385	2,807,681
Fiserv, Inc.*	40,065	2,893,494
International Business Machines Corp.	45,060	8,812,835

IT Services—(Continued)
MasterCard, Inc. - Class A	5,425	$2,333,347
Visa, Inc. - Class A	109,045	13,481,233

		36,717,528

Media—1.4%
Comcast Corp. - Class A	146,955	4,698,151

Semiconductors & Semiconductor Equipment—11.5%
Analog Devices, Inc.	50,005	1,883,688
Avago Technologies, Ltd.	42,705	1,533,110
Broadcom Corp. - Class A*	53,540	1,809,652
Intel Corp.	616,330	16,425,195
Lam Research Corp.*	74,345	2,805,780
Micron Technology, Inc.* (a)	69,865	440,848
Samsung Electronics Co., Ltd. (GDR)	21,290	11,400,468
Skyworks Solutions, Inc.*	65,720	1,798,756
Texas Instruments, Inc.	46,135	1,323,613

		39,421,110

Software—22.7%
Activision Blizzard, Inc.	108,914	1,305,879
Ariba, Inc.*	119,225	5,336,511
Aspen Technology, Inc.* (a)	129,285	2,992,948
Citrix Systems, Inc.*	39,195	3,290,028
Intuit, Inc.	71,835	4,263,407
Microsoft Corp.	1,406,585	43,027,435
Oracle Corp.	251,255	7,462,274
Salesforce.com, Inc.* (a)	34,075	4,711,210
TIBCO Software, Inc.*	183,720	5,496,902

		77,886,594

Total Common Stocks (Cost $290,132,563)		309,527,183

Short-Term Investments—18.0%

Mutual Fund—8.4%
State Street Navigator Securities Lending Prime Portfolio (b)	28,666,212	28,666,212

Repurchase Agreement—9.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $33,113,028 on 07/02/12, collateralized by $30,570,000 Federal National Mortgage Association at 4.625% due 10/15/14 with a value of $33,779,850.	$33,113,000	33,113,000

Total Short-Term Investments (Cost $61,779,212)		61,779,212

Total Investments—108.1% (Cost $351,911,775#)		371,306,395
Other assets and liabilities (net)—(8.1)%		(27,751,194)

Net Assets—100.0%		$343,555,201

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $351,911,775. The aggregate unrealized appreciation and depreciation of investments were $28,697,881 and $(9,303,261), respectively, resulting in net unrealized appreciation of $19,394,620 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $29,042,272 and the collateral received consisted of cash in the amount of $28,666,212. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$1,910,630	$—	$—	$1,910,630
Chemicals	6,571,904	—	—	6,571,904
Communications Equipment	26,371,328	—	—	26,371,328
Computers & Peripherals	62,825,697	—	—	62,825,697
Electronic Equipment, Instruments & Components	—	6,402,276	—	6,402,276
Health Care Technology	2,497,022	—	—	2,497,022
Internet & Catalog Retail	11,009,188	—	—	11,009,188
Internet Software & Services	33,215,755	—	—	33,215,755
IT Services	36,717,528	—	—	36,717,528
Media	4,698,151	—	—	4,698,151
Semiconductors & Semiconductor Equipment	30,489,460	8,931,650	—	39,421,110
Software	77,886,594	—	—	77,886,594
Total Common Stocks	294,193,257	15,333,926	—	309,527,183
Short-Term Investments
Mutual Fund	28,666,212	—	—	28,666,212
Repurchase Agreement	—	33,113,000	—	33,113,000
Total Short-Term Investments	28,666,212	33,113,000	—	61,779,212
Total Investments	$322,859,469	$48,446,926	$—	$371,306,395

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

RCM Technology Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$371,306,395
Cash		923
Cash denominated in foreign currencies (c)		29,726
Receivable for investments sold		1,934,379
Receivable for shares sold		229,809
Dividends receivable		50,896

Total Assets		373,552,128
Liabilities
Payables for:
Investments purchased	$650,262
Shares redeemed	248,392
Collateral for securities loaned	28,666,212
Accrued expenses:
Management fees	243,842
Distribution and service fees—Class B	53,628
Distribution and service fees—Class E	2,189
Administration fees	1,605
Custodian and accounting fees	12,827
Deferred trustees’ fees	29,886
Other expenses	88,084

Total Liabilities		29,996,927

Net Assets		$343,555,201

Net assets represented by
Paid in surplus		$316,517,966
Accumulated net realized gain		8,488,364
Unrealized appreciation on investments and foreign currency transactions		19,394,414
Accumulated net investment loss		(845,543)

Net Assets		$343,555,201

Net Assets
Class A		$59,846,424
Class B		265,996,752
Class E		17,712,025
Capital Shares Outstanding*
Class A		13,838,481
Class B		63,883,517
Class E		4,187,970
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$4.32
Class B		4.16
Class E		4.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $351,911,775.
(b)	Includes securities loaned at value of $29,042,272.
(c)	Identified cost of cash denominated in foreign currencies was $29,932.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$1,791,918
Interest (b)		303,204

Total investment income		2,095,122
Expenses
Management fees	$1,541,754
Administration fees	5,983
Custodian and accounting fees	32,248
Distribution and service fees—Class B	337,132
Distribution and service fees—Class E	14,460
Audit and tax services	17,926
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	42,813
Insurance	670
Miscellaneous	3,943

Total expenses	2,033,440
Less broker commission recapture	(56,904)

Net expenses	1,976,536

Net Investment Income		118,586

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		12,578,633
Foreign currency transactions		(5,108)

Net realized gain on investments and foreign currency transactions		12,573,525

Net change in unrealized appreciation on:
Investments		17,855,599
Foreign currency transactions		9,937

Net change in unrealized appreciation on investments and foreign currency transactions		17,865,536

Net realized and unrealized gain on investments and foreign currency transactions		30,439,061

Net Increase in Net Assets From Operations		$30,557,647

(a)	Net of foreign withholding taxes of $15,528.
(b)	Includes net income on securities loaned of $302,174.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

RCM Technology Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$118,586	$(2,073,250)
Net realized gain on investments and foreign currency transactions	12,573,525	44,961,049
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,865,536	(82,069,113)

Net increase (decrease) in net assets resulting from operations	30,557,647	(39,181,314)

Distributions to Shareholders
From net realized capital gains
Class A	(6,974,772)	—
Class B	(32,176,403)	—
Class E	(2,215,755)	—

Net decrease in net assets resulting from distributions	(41,366,930)	—

Net increase in net assets from capital share transactions	33,885,107	14,909,178

Net increase (decrease) in net assets	23,075,824	(24,272,136)

Net Assets
Net assets at beginning of period	320,479,377	344,751,513

Net assets at end of period	$343,555,201	$320,479,377

Accumulated net investment loss at end of period	$(845,543)	$(964,129)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	1,547,485	$7,292,500	4,104,842	$20,367,350
Reinvestments	1,526,208	6,974,772	—	—
Redemptions	(2,222,010)	(10,519,177)	(6,292,331)	(31,172,181)

Net increase (decrease)	851,683	$3,748,095	(2,187,489)	$(10,804,831)

Class B
Sales	7,334,815	$34,583,275	18,469,617	$89,960,233
Fund subscription in kind (a)	—	—	2,528,602	13,300,445
Reinvestments	7,312,818	32,176,403	—	—
Redemptions	(7,982,008)	(36,303,049)	(15,570,648)	(73,833,172)

Net increase	6,665,625	$30,456,629	5,427,571	$29,427,506

Class E
Sales	194,409	$895,658	984,751	$4,941,864
Reinvestments	495,695	2,215,755	—	—
Redemptions	(755,647)	(3,431,030)	(1,764,150)	(8,655,361)

Net decrease	(65,543)	$(319,617)	(779,399)	$(3,713,497)

Increase derived from capital shares transactions		$33,885,107		$14,909,178

(a)	Includes cash and securities amounting to $865,446 and $12,434,999, respectively. Securities were valued at market as of April 29, 2011.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

RCM Technology Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$4.42		$4.90	$3.82	$2.40		$6.82	$5.39

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01		(0.02)	(0.02)	(0.00	)(b)	0.00 (c)	(0.01)
Net realized and unrealized gain (loss) on investments	0.45		(0.46)	1.10	1.42		(2.19)	1.66

Total from investment operations	0.46		(0.48)	1.08	1.42		(2.19)	1.65

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00		(0.72)	0.00
Distributions from net realized capital gains	(0.56)		0.00	0.00	0.00		(1.51)	(0.22)

Total distributions	(0.56)		0.00	0.00	0.00		(2.23)	(0.22)

Net Asset Value, End of Period	$4.32		$4.42	$4.90	$3.82		$2.40	$6.82

Total Return (%) (h)	9.64	(d)	(9.80)	28.27	59.17		44.25	31.67

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.96	(e)	0.95	0.97	0.96		0.97	0.97
Ratio of net expenses to average net assets (%) (f)	0.96	(e)	0.95	0.97	0.96		0.95	0.95
Ratio of net investment income (loss) to average net assets (%)	0.26	(e)	(0.38)	(0.52)	(0.15)		0.00 (g)	(0.20)
Portfolio turnover rate (%)	70.4	(d)	172.1	160.6	138.2		181.1	206.8
Net assets, end of period (in millions)	$59.8		$57.4	$74.3	$57.8		$31.0	$64.8

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.28		$4.75	$3.71	$2.34	$6.72	$5.32

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00	(c)	(0.03)	(0.03)	(0.01)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.44		(0.44)	1.07	1.38	(2.15)	1.65

Total from investment operations	0.44		(0.47)	1.04	1.37	(2.16)	1.62

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	(0.71)	0.00
Distributions from net realized capital gains	(0.56)		0.00	0.00	0.00	(1.51)	(0.22)

Total distributions	(0.56)		0.00	0.00	0.00	(2.22)	(0.22)

Net Asset Value, End of Period	$4.16		$4.28	$4.75	$3.71	$2.34	$6.72

Total Return (%) (h)	9.49	(d)	(9.89)	27.69	58.97	44.45	31.52

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.21	(e)	1.20	1.22	1.21	1.22	1.27
Ratio of net expenses to average net assets (%) (f)	1.21	(e)	1.20	1.22	1.21	1.20	1.24
Ratio of net investment income (loss) to average net assets (%)	0.02	(e)	(0.62)	(0.77)	(0.40)	(0.25)	(0.51)
Portfolio turnover rate (%)	70.4	(d)	172.1	160.6	138.2	181.1	206.8
Net assets, end of period (in millions)	$266.0		$244.7	$246.2	$173.4	$83.7	$160.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

RCM Technology Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.33		$4.81	$3.76	$2.36	$6.76	$5.34

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.00	(c)	(0.03)	(0.03)	(0.01)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.46		(0.45)	1.08	1.41	(2.16)	1.67

Total from investment operations	0.46		(0.48)	1.05	1.40	(2.17)	1.64

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	(0.72)	0.00
Distributions from net realized capital gains	(0.56)		0.00	0.00	0.00	(1.51)	(0.22)

Total distributions	(0.56)		0.00	0.00	0.00	(2.23)	(0.22)

Net Asset Value, End of Period	$4.23		$4.33	$4.81	$3.76	$2.36	$6.76

Total Return (%) (h)	9.85	(d)	(9.98)	27.93	59.32	(44.49)	31.78

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.11	(e)	1.10	1.12	1.11	1.12	1.18
Ratio of net expenses to average net assets (%) (f)	1.11	(e)	1.10	1.12	1.11	1.09	1.14
Ratio of net investment income (loss) to average net assets (%)	0.12	(e)	(0.53)	(0.67)	(0.29)	(0.15)	(0.42)
Portfolio turnover rate (%)	70.4	(d)	172.1	160.6	138.2	181.1	206.8
Net assets, end of period (in millions)	$17.7		$18.4	$24.2	$19.8	$11.2	$27.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment loss was less than $0.01.
(c)	Net investment income was less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Ratio of net investment income to average net assets was less than 0.01%.
(h)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is RCM Technology Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-10

Met Investors Series Trust

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-11

Met Investors Series Trust

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, foreign currency transactions, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from

MIST-12

Met Investors Series Trust

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with RCM Capital Management LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,541,754	0.880%	First $500 Million
	0.850%	Over $500 Million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MIST-13

Met Investors Series Trust

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$230,920,568	$—	$249,660,623

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$—	$—	$—	$—	$—	$—

There were no distributions paid for the years ending December 31, 2011 and 2010.

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$—	$39,268,863	$(1,397,278)	$—	$37,871,585

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

MIST-14

Met Investors Series Trust

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-15

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-16

Met Investors Series Trust

RCM Technology Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-17

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Met Investors Series Trust Schroders Global Multi-Asset Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Managed by Schroder Investment Management North America Inc.

Portfolio Manager Commentary*

PERFORMANCE

Since its inception on April 23, 2012, the Class B shares of the Schroders Global Multi-Asset Portfolio returned 1.00%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -1.40% over the same period.

MARKET ENVIRONMENT/CONDITIONS

Equity markets finished the quarter on a high note, although not enough to overcome May’s losses. June’s rebound was supported by efforts to rescue Spanish banks and signals from the Federal Reserve (“Fed”) and European Central Bank (“ECB”) suggesting that they are prepared to implement further stimulus if necessary. Throughout the quarter the lingering sovereign debt crisis captured headlines with discussions of a Greek exit and demands from Germany for fiscal harmonization before any debt mutualization. Moreover, weaker than expected manufacturing data released in Europe, the U.S. and China caused concern. In the U.S., negative revisions of unemployment and forecasted Gross Domestic Product (“GDP”) for 2012-13 exacerbated fear and uncertainty amongst investors. Despite a slight uptick in the June employment numbers versus May, U.S. job growth remained anemic and the unemployment rate ended the quarter unchanged at 8.2%. Business survey results were also discouraging with the U.S. Purchasing Managers Index (“PMI”), the leading indicator for manufacturing, falling below the critical 50 mark for the first time in three years, signalling that the sector is contracting. The forward-looking new orders component fell 12 points to 47.8. On a positive note, U.S. housing prices increased for the first two months of the quarter, however, consumer spending remained flat. The Fed extended Operation Twist, although, it remains to be seen if or when the Fed will implement yet another round of quantitative easing.

Emerging markets, once the bright spot in the global recovery, continued to slow. The MSCI Emerging Markets Index fell -8.89% for the quarter. The Bank of China cut interest rates in June to stimulate growth and avoid a hard landing. Despite these efforts, China’s economy grew at its slowest pace in three years, bringing into question the near-term growth outlook for emerging markets. Currency markets had an active quarter reflecting global political and economic uncertainty. The U.S. dollar was generally higher, up 4.7% versus the euro on fears regarding the Eurozone’s inability to resolve its crisis, and up 1.8% versus the British pound on expectations that the Bank of England will expand its quantitative easing. Commodities declined during the quarter with the biggest losses in energy (crude oil) and industrial metals. Bond yields fell across the board as investors sought safety. 10-year yields in Australia, U.S. and United Kingdom (“U.K.”) led the decline, falling approximately 102 basis points (“bps”), 56 bps and 45 bps, respectively.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The key contributor to Portfolio performance was the duration swap overlay due to declining rates of approximately 25 - 35 bps for 10- to 30-year maturities during the quarter. The rate drop was fueled by poor economic news in the U.S.—specifically unemployment and manufacturing—and continued concerns in the Eurozone as investors sought safety in U.S. Treasuries. The Portfolio’s de-risked positioning also contributed as equity markets—specifically non-U.S. equities—declined on slowing global growth and escalating concerns regarding the Eurozone crisis.

The Portfolio’s significant overweight to cash (approximately 1400 bps on average) and overweight to high yield bonds (approximately 475 bps on average) added value as these asset classes outperformed a 60/40 global equity/bond allocation that comprises the Portfolio’s benchmark. In addition, the Portfolio was underweight global equities by approximately 1050 bps on average, which also added value as global equities declined during the period. Furthermore, asset allocation decisions within global equities added value and included: 1) overweighting U.S. vs. non-U.S. during May; 2) a tactical trade buying EuroStoxx 50 and reducing S&P 500 during June; 3) overweighting U.S. large cap vs. U.S. small cap; and 4) shorting Swedish equity (OMX) futures.

The key detractor to performance was the underweight to Investment Grade bonds which outperformed equities during May. This was partially offset in June as equities rallied.

At the end of the reporting period, the Portfolio remained conservatively positioned. Our de-leveraging theme remains intact as U.S. and European households repair their balance sheets, credit creation remains constrained especially in Europe, and the banking sector remains fragile. Anemic job growth has kept unemployment high and sticky which we expect to continue into 2013. These beliefs underpin our defensive positioning, primarily obtained through lower allocations to equities and higher allocations to cash. In Europe the crisis is by no means close to being resolved and we remain underweight the region versus the U.S.

MIST-1

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Managed by Schroder Investment Management North America Inc.

Portfolio Manager Commentary*—(Continued)

Corporate balance sheets remain healthy and earnings resilient due to reduced costs (e.g. declining energy prices and lower labor costs). This has lowered default risk and as such we maintained our allocation to High Yield which we believe offers a favorable risk adjusted return.

Key relative currency exposures and hedges include overweight the U.S. dollar and underweight the euro.

Johanna Kyrklund, CFA—Head of Multi-Asset Investments

Philip Chandler, CFA—Multi-Asset Portfolio Manager

Michael Hodgson, PhD—Head of Structuring

Portfolio Managers

Schroder Investment Management North America Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO MANAGED BY
SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. VS. DOW JONES MODERATE INDEX1

CUMULATIVE RETURN2 (%) (FOR THE PERIOD ENDED JUNE 30, 2012)

Since Inception[3]
Schroders Global Multi-Asset Portfolio
Class B	1.00
Dow Jones Moderate Index[1]	-1.40

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 “Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class B shares is 4/23/2012. Index returns are based on an inception date of 4/23/2012.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Issuers

% of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond Fund	31.7
Vanguard MSCI EAFE ETF	13.7
Vanguard Total Stock Market ETF	11.1
iShares S&P 500 Index Fund	10.4
SPDR Barclays Capital High Yield Bond ETF	4.8

MIST-3

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 23, 2012 through June 30, 2012.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Schroders Global Multi-Asset Portfolio		Annualized Expense Ratio	Beginning Account Value April 23, 2012(a)	Ending Account Value June 30, 2012	Expenses Paid During Period** April 23, 2012 to June 30, 2012
Class B(a)(b)(c)	Actual	1.10%	$1,000.00	$1,010.00	$2.14
	Hypothetical*	1.10%	$1,000.00	$1,007.57	$2.14

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent ten week period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (71 days) in the most recent fiscal period, divided by 366 (to reflect the ten week period).

(a) Commencement of operations was 4/23/2012.

(b) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 4 of the Notes to Financial Statements.

(c) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 4 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Investment Company Securities—71.7% of Net Assets

Security Description	Shares/Par Amount	Value
iShares iBoxx $ Investment Grade Corporate Bond Fund	180,655	$21,255,867
iShares S&P 500 Index Fund	50,799	6,946,763
SPDR Barclays Capital High Yield Bond ETF	80,801	3,188,408
Vanguard MSCI EAFE ETF	291,084	9,189,522
Vanguard Total Stock Market ETF	106,753	7,440,684

Total Investment Company Securities (Cost $47,183,521)		48,021,244

Short-Term Investment—27.8%

Repurchase Agreement—27.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $18,584,015 on 07/02/12, collateralized by $17,940,000, U.S. Treasury Note at 2.25% due 01/31/15 with a value of $18,957,090.	$18,584,000	18,584,000

Total Short-Term Investments (Cost $18,584,000)		18,584,000

Total Investments—99.5% (Cost $65,767,521#)		66,605,244
Other assets and liabilities (net)—0.5%		347,489

Net Assets—100.0%		$66,952,733

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $65,767,521. The aggregate and net unrealized appreciation of investments was $837,723 for federal income tax purposes.
(ETF)—	Exchange-Traded Fund

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated^ Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities*	$48,021,244	$—	$—	$48,021,244
Total Short-Term Investment*	—	18,584,000	—	18,584,000
Total Investments	$48,021,244	$18,584,000	$—	$66,605,244

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$16,019	$—	$16,019
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(27,445)	—	(27,445)
Total Forward Contracts	$—	$(11,426)	$—	$(11,426)
Futures Contracts**
Futures Contracts (Unrealized Appreciation)	$263,484	$—	$—	$263,484
Futures Contracts (Unrealized Depreciation)	(29,390)	—	—	(29,390)
Total Futures Contracts	$234,094	$—	$—	$234,094
Swap Contracts**
Swap Contracts at Value (Assets)	$—	$131,817	$—	$131,817
Swap Contracts at Value (Liabilities)	—	(28,199)	—	(28,199)
Total Swap Contracts	$—	$103,618	$—	$103,618

*	See Consolidated Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards and futures contracts are valued on the unrealized appreciation/depreciation on the instrument. Swap contracts are presented at value.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated^ Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)		$48,021,244
Repurchase Agreement		18,584,000
Cash		10,269
Cash collateral for futures contracts		628,130
Receivable for shares sold		1,554,913
Net variation margin on futures contracts		272,383
Swap interest receivable		25,197
Unrealized appreciation on forward foreign currency exchange contracts		16,019
Swaps at market value		131,817
Receivable from investment adviser		34,564

Total Assets		69,278,536
Liabilities
Payables for:
Investments purchased	$2,189,967
Shares redeemed	565
Unrealized depreciation on forward foreign currency exchange contracts	27,445
Swaps at market value	28,199
Swap interest	4,813
Accrued Expenses:
Management fees	10,229
Distribution and service fees—Class B	8,524
Administration fees	623
Custodian and accounting fees	44,145
Deferred trustees’ fees	1,563
Other expenses	9,730

Total Liabilities		2,325,803

Net Assets		$66,952,733

Net assets represented by
Paid in surplus		$65,694,471
Accumulated net realized gain		44,548
Unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		1,164,009
Undistributed net investment income		49,705

Net Assets		$66,952,733

Net Assets
Class B		$66,952,733
Capital Shares Outstanding*
Class B		6,631,919
Net Asset Value, Offering Price and Redemption Price Per Share
Class B		$10.10

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $47,183,521.

Consolidated^ Statement of Operations

Period Ended June 30, 2012 (Unaudited)(a)

Investment Income
Dividends		$101,261
Interest		162

Total investment income		101,423
Expenses
Management fees	$32,023
Administration fees	1,395
Custodian and accounting fees	44,326
Distribution and service fees—Class B	11,773
Audit and tax services	23,147
Legal	21,634
Trustees’ fees and expenses	4,530
Shareholder reporting	10,879
Insurance	21
Organizational expense	584
Miscellaneous	6,271

Total expenses	156,583
Less management fee waiver	(17,895)
Less expenses reimbursed by the Adviser	(86,970)

Net expenses	51,718

Net Investment Income		49,705

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions
Net realized gain on:
Futures contracts		24,174
Swap contracts		20,374

Net realized gain on futures contracts and swap contracts		44,548

Net change in unrealized appreciation (depreciation) on:
Investments		837,723
Futures contracts		234,094
Swap contracts		103,618
Foreign currency transactions		(11,426)

Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions		1,164,009

Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions		1,208,557

Net Increase in Net Assets From Operations		$1,258,262

(a)	Commencement of operations was 4/23/2012.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated^ Statement of Changes in Net Assets

Period Ended June 30, 2012 (Unaudited)(a)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$49,705
Net realized gain on futures contracts and swap contracts	44,548
Net change in unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions	1,164,009

Net increase in net assets resulting from operations	1,258,262

Net increase in net assets from capital share transactions	65,694,471

Net Increase in Net Assets	66,952,733

Net Assets
Net assets at beginning of period	—

Net assets at end of period	$66,952,733

Undistributed net investment income at end of period	$49,705

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Period Ended June 30, 2012 (Unaudited)(a)
	Shares	Value
Class B
Sales	6,641,207	$65,786,748
Redemptions	(9,288)	(92,277)

Net increase	6,631,919	$65,694,471

Increase derived from capital shares transactions		$65,694,471

(a)	Commencement of operations was 4/23/2012.

^See Note 2 of the notes to financial statements.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Financial Highlights

Selected per share data
	Class B
	Period Ended June 30, 2012(a) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.02
Net realized and unrealized gain on investments	0.08

Total from investment operations	0.10

Net Asset Value, End of Period	$10.10

Total Return (%) (c)	1.00	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	3.33	(e)
Ratio of net expenses to average net assets (%) (f)	1.10	(e)
Ratio of net investment income to average net assets (%)	1.06	(e)
Portfolio turnover rate (%)	0.0	(d)
Net assets, end of period (in millions)	$67.0

(a)	Commencement of operations was 4/23/2012.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Schroders Global Multi-Asset Portfolio (the “Portfolio”) (commenced operations on April 23, 2012), which is diversified. The Portfolio’s shares first became available to investors through certain separate accounts on April 30, 2012. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class B Shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Schroders Global Multi-Asset Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the Schroders Global Multi-Asset Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Generally, the Subsidiary invests primarily in commodity derivatives, exchange traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Schroder Investment Management North America, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Cash Flows and the Financial Highlights of the Portfolio includes the account of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

A summary of the Portfolio’s investment in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2012	% of Total Assets at June 30, 2012
Schroders Global Multi-Asset Portfolio, Ltd.	4/23/2012	$10,000	0.0%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

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Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

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Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying investments. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolio’s securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, swap transactions, options transactions, premium amortization adjustments, paydown transactions, contingent payment debt instrument adjustments, forward transactions, deferred trustees’ compensation, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In

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Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

4. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Schroder Investment Management North America, Inc. (“the Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2012	% per annum	Average Daily Net Assets
$32,023	0.680%	First $100 Million
	0.660%	$100 Million to $250 Million
	0.640%	$250 Million to $750 Million
	0.620%	$750 Million to $1.5 Billion
	0.600%	Over $1.5 Billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser voluntarily agreed to waive its entire subadvisory fee through July 31, 2012. Also through July 31, 2012, the Adviser voluntarily agreed to waive a portion of the management fee in an amount equal to the subadvisory fees waived. Amounts waived for the period ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

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Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2013. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized or expensed in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and acquired fund fees and expenses but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B
1.10%

If in any year in which the Management Agreement is still in effect, the estimated aggregate operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the period ended June 30, 2012 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$47,193,521	$—	$—

6. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the

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Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

forward foreign exchange rates at the value date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of foreign currency forward contracts is typically the value of the currency the Portfolio is due from its counterparty at settlement plus the value of the currency paid, if any, to the Portfolio’s counterparty.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

Currency Swaps: A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio has exposure to fixed income securities, the value of these securities may

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Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rate risk. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: Total return swap contracts involve commitments to pay interest in exchange for a market-linked return both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

At June 30, 2012, the Portfolio had the following derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swaps at market value	$131,817	Swaps at market value	$28,199
Equity	Unrealized appreciation on futures contracts*	263,484	Unrealized depreciation on futures contracts*	29,390
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	16,019	Unrealized depreciation on forward foreign currency exchange contracts	27,445

Total		$411,320		$85,034

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transactions in derivative instruments during the period ended June 30, 2012, were as follows:

Consolidated Statement of Operations Location—Net Realized Gain	Interest Rate	Equity	Foreign Exchange	Total
Future contracts	$24,174	$—	$—	$24,174
Swap contracts	20,374	—	—	20,374

	$44,548	$—	$—	$44,548

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Foreign currency transactions	$—	$—	$(11,426)	$(11,426)
Future contracts	—	234,094	—	234,094
Swap contracts	103,618	—	—	103,618

	$103,618	$234,094	$(11,426)	$326,286

MIST-16

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

For the period ended June 30, 2012, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional or Face Amount(a)
Forward foreign currency transactions	$460,532
Futures contracts long	2,176
Futures contracts short	622
Swap contracts	9,335,000

(a)	Averages are based on activity levels during 2012.

7. Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2012	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
7/26/2012	Barclays Bank plc	77,700	CAD	$76,280	$78,250	$(1,970)
7/26/2012	JPMorgan Chase Bank N.A.	339,450	CAD	333,248	330,263	2,985
7/26/2012	State Street Bank London	18,650	CAD	18,309	18,847	(538)
7/26/2012	State Street Bank London	26,000	CAD	25,525	25,967	(442)
7/26/2012	State Street Bank London	39,400	CAD	38,680	39,763	(1,083)
7/26/2012	State Street Bank London	160,000	CAD	157,077	159,484	(2,407)
7/26/2012	Toronto Dominion Bank	550,000	CAD	539,950	536,679	3,271
7/26/2012	Barclays Bank plc	90,800	GBP	142,198	146,376	(4,178)
7/26/2012	State Street Bank London	22,000	GBP	34,453	35,611	(1,158)
7/26/2012	State Street Bank London	27,000	GBP	42,284	43,604	(1,320)
7/26/2012	State Street Bank London	41,600	GBP	65,148	67,334	(2,186)
7/26/2012	JPMorgan Chase Bank N.A.	15,759,500	JPY	197,219	198,462	(1,243)
7/26/2012	State Street Bank London	22,700,000	JPY	284,074	285,315	(1,241)

Net Unrealized Depreciation						$(11,510)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/26/2012	JPMorgan Chase Bank N.A.	266,000	AUD	$271,658	$261,979	$(9,679)
7/26/2012	HSBC Bank plc	314,000	EUR	397,439	398,852	1,413
7/26/2012	State Street Bank London	181,400	GBP	284,084	292,434	8,350

Net Unrealized Appreciation						$84

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

8. Futures Contracts

The futures contracts outstanding as of June 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Appreciation
Euro Stoxx 50 Index Futures	Eurex Deutschland	9/21/2012	105	$2,881,516	$2,996,386	$114,870
FTSE 100 Index Futures	NYSE Euronext Liffe	9/21/2012	14	1,185,406	1,210,979	25,573
NASDAQ 100 E-Mini Index Futures	CME Index & Options Market	9/21/2012	22	1,127,252	1,148,290	21,038
S&P 500 E-Mini Index Futures	CME Index & Options Market	9/21/2012	49	3,221,177	3,323,180	102,003

Net Unrealized Appreciation						$263,484

MIST-17

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of June 30, 2012	Unrealized Depreciation
OMX 30 Index Futures	NASDAQ OMX Nordic	7/20/2012	(43)	$(610,098)	$(639,488)	$(29,390)

9. Swap Agreements

Open interest rate swap agreements at June 30, 2012 were as follow:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	USD 3ML	2.038%	07/25/2022	JPMorgan Chase Bank N.A.	165,000	USD	$3,836	$—	$3,836
Pay	USD 3ML	1.811%	07/25/2022	JPMorgan Chase Bank N.A.	375,000	USD	781	—	781
Pay	USD 3ML	2.081%	07/25/2022	UBS AG	1,500,000	USD	40,976	—	40,976
Pay	USD 3ML	2.075%	07/25/2022	UBS AG	720,000	USD	19,272	—	19,272
Pay	USD 3ML	2.076%	07/25/2022	UBS AG	360,000	USD	9,673	—	9,673
Pay	USD 3ML	2.033%	07/25/2022	UBS AG	385,000	USD	8,776	—	8,776
Pay	USD 3ML	1.915%	07/25/2022	UBS AG	500,000	USD	5,891	—	5,891
Pay	USD 3ML	1.996%	07/25/2022	UBS AG	300,000	USD	5,813	—	5,813
Pay	USD 3ML	1.896%	07/25/2022	UBS AG	565,000	USD	5,664	—	5,664
Pay	USD 3ML	1.965%	07/25/2022	UBS AG	305,000	USD	5,018	—	5,018
Pay	USD 3ML	1.931%	07/25/2022	UBS AG	375,000	USD	4,984	—	4,984
Pay	USD 3ML	1.973%	07/25/2022	UBS AG	265,000	USD	4,547	—	4,547
Pay	USD 3ML	1.895%	07/25/2022	UBS AG	325,000	USD	3,218	—	3,218
Pay	USD 3ML	1.864%	07/25/2022	UBS AG	400,000	USD	2,779	—	2,779
Pay	USD 3ML	1.914%	07/25/2022	UBS AG	200,000	USD	2,330	—	2,330
Pay	USD 3ML	1.810%	07/25/2022	UBS AG	1,050,000	USD	2,041	—	2,041
Pay	USD 3ML	1.870%	07/25/2022	UBS AG	250,000	USD	1,883	—	1,883
Pay	USD 3ML	1.830%	07/25/2022	UBS AG	415,000	USD	1,584	—	1,584
Pay	USD 3ML	1.810%	07/25/2022	UBS AG	565,000	USD	1,079	—	1,079
Pay	USD 3ML	1.815%	07/25/2022	UBS AG	415,000	USD	1,000	—	1,000
Pay	USD 3ML	1.796%	07/25/2022	UBS AG	550,000	USD	346	—	346
Pay	USD 3ML	1.798%	07/25/2022	UBS AG	425,000	USD	326	—	326
Pay	USD 3ML	1.780%	07/25/2022	UBS AG	470,000	USD	(403)	—	(403)
Pay	USD 3ML	1.768%	07/25/2022	UBS AG	290,000	USD	(587)	—	(587)
Pay	USD 3ML	1.764%	07/25/2022	UBS AG	335,000	USD	(805)	—	(805)
Pay	USD 3ML	1.773%	07/25/2022	UBS AG	630,000	USD	(952)	—	(952)
Pay	USD 3ML	1.763%	07/25/2022	UBS AG	425,000	USD	(1,076)	—	(1,076)
Pay	USD 3ML	1.766%	07/25/2022	UBS AG	525,000	USD	(1,139)	—	(1,139)
Pay	USD 3ML	1.807%	07/25/2022	UBS AG	700,000	USD	(1,179)	—	(1,179)
Pay	USD 3ML	1.766%	07/25/2022	UBS AG	1,000,000	USD	(2,179)	—	(2,179)
Pay	USD 3ML	1.724%	07/25/2022	UBS AG	530,000	USD	(3,267)	—	(3,267)
Pay	USD 3ML	1.740%	07/25/2022	UBS AG	800,000	USD	(3,706)	—	(3,706)
Pay	USD 3ML	1.660%	07/25/2022	UBS AG	325,000	USD	(3,960)	—	(3,960)
Pay	USD 3ML	1.705%	07/25/2022	UBS AG	550,000	USD	(4,414)	—	(4,414)
Pay	USD 3ML	1.765%	07/25/2022	UBS AG	2,000,000	USD	(4,532)	—	(4,532)

Totals							$103,618	$—	$103,618

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

MIST-18

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

12. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-19

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 14-15, 2012, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”, and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and Schroder Investment Management North America Inc. (the “Subadviser”) for the Schroders Global Multi-Asset Portfolio, a new series of the Trust (the “Portfolio”).

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadviser relating to the Portfolio, the Adviser and the Subadviser, including comparative fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices, and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Independent Trustees also assessed a report provided by the Board’s independent consultant, who reviewed and provided analyses regarding fees and expenses, and other information provided by, or at the direction of, the Adviser and Subadviser, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting to approve the Agreements at the February meeting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Board also received a presentation regarding the Portfolio from the Subadviser on January 5, 2012, during which representatives of the Adviser and the Subadviser responded to questions from the Independent Trustees. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Adviser and the Subadviser; (2) the Adviser’s and the Subadviser’s personnel and operations; (3) the financial condition of the Adviser and of the Subadviser; (4) the level and method of computing the Portfolio’s proposed advisory and subadvisory fees; (5) the anticipated profitability of the Adviser under the Advisory Agreement and of the Subadviser under the Sub-Advisory Agreement; (6) any “fall-out” benefits to the Adviser, the Subadviser and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadviser or their affiliates from the Adviser’s or Subadviser’s relationship with the Trust); (7) the anticipated effect of growth in size on the Portfolio’s performance and expenses; (8) fees paid by any comparable institutional and retail accounts; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolio, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolio, including the selection of the Subadviser for the Portfolio and oversight of the Subadviser’s compliance with the Portfolio’s policies and objective, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. The Board also considered the Adviser’s risk management processes. The Adviser’s role in coordinating the activities of the Portfolio’s other service providers was also considered. The Board also evaluated the expertise and performance of the personnel who would be overseeing the Subadviser and compliance with the Portfolio’s investment restrictions, tax and other requirements. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year. The Board also took into consideration the quality of services the Adviser provided to other portfolios of the Trust.

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust. In addition, the Board considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolio. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadviser in connection with marketing activities.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications,

MIST-20

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

background and responsibilities of the Subadviser’s investment and compliance personnel who would be providing services to the Portfolio. The Board also considered, among other things, the Subadviser’s compliance program and its disciplinary history. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with the Subadviser and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadviser and procedures reasonably designed by the Subadviser to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of the Subadviser. Based on the information provided to the Board and its discussions with the CCO, the Board approved the Rule 38a-1 compliance policies and procedures as they relate to the Portfolio.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities would include the development and maintenance of an investment program for the Portfolio which would be consistent with the Portfolio’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed the Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolio.

Performance. The Board took into account that the Portfolio utilizes a relatively unique investment strategy designed to manage volatility, and noted the unavailability of comparable performance information for this type of strategy.

Fees and expenses. The Board gave substantial consideration to the proposed management fee payable under the Advisory Agreement and the proposed subadvisory fee payable under the Sub-Advisory Agreement. In addition, the Independent Trustees reviewed a report prepared by Bobroff Consulting, Inc., an independent consultant (“Bobroff”), which analyzed the proposed fees to be paid by the Portfolio in light of fees paid to other investment managers by other somewhat comparable funds, as applicable, and the method of computing the Portfolio’s proposed fee. In addition, the Board considered the Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolio as determined by Bobroff. The Board took into account the limited usefulness of the peer group in which the Portfolio was included for comparative purposes. In comparing the Portfolio’s proposed management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees.

The Board noted that the subadvisory fee for the Portfolio would be paid by the Adviser, not the Portfolio, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with the Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting the Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by the Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts, as applicable. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

The Board considered that, according to a report prepared by Bobroff, the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were below the median of the peer group. The Board took into account management’s discussion of the Portfolio’s estimated expenses and also noted that the Subadviser had agreed to waive its subadvisory fee for the Portfolio’s first three months of operations, and that the Adviser had also agreed to waive a portion of its advisory fee equal to the amount of the subadvisory fee waiver for the Portfolio’s first three months of operations. After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to the Portfolio. The Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board also took into account the costs borne by the Adviser’s affiliates that support the operations of the Adviser, as well as considered the profitability of the insurance product, the function of which is supported in part by the Adviser’s revenues under the Advisory Agreement. The Board also considered that the

MIST-21

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Board of Trustees’ Consideration of Advisory and Sub-advisory Agreements—(Continued)

Trust’s distributor, MetLife Investors Distribution Company, would receive Rule 12b-1 payments to support the distribution of the product. The Board concluded after discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with the Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadviser and its affiliates of their relationships with the Portfolio, the Board noted that the proposed subadvisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the management fee that it would receive under the Advisory Agreement. The Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreement and the fees thereunder at arm’s length. However, the Board placed more reliance on the fact that the Sub-Advisory Agreement was negotiated at arm’s length and that the proposed subadvisory fee would be paid by the Adviser than on the Subadviser’s anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the proposed management and subadvisory fees each contained breakpoints that would reduce the fee rate above specified asset levels. The Board also took into account that the proposed subadvisory fee would be paid by the Adviser out of the management fee. The Board considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also noted that if the Portfolio’s assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed advisory fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflects potential economies of scale.

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolio to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolio are fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolio and the ongoing commitment of the Adviser to the Portfolio.

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadviser and its affiliates by virtue of the Subadviser’s relationships to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the ongoing commitment of the Subadviser to the Portfolio.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadviser’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or the Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Advisory Agreement and the Sub-Advisory Agreement with respect to the Portfolio.

MIST-22

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-23

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-S will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-S may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-24

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Met Investors Series Trust SSgA Growth and Income ETF Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the SSgA Growth and Income ETF Portfolio returned 5.90%, 5.70% and 5.78%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned 5.65% over the same period.

MARKET ENVIRONMENT/CONDITIONS

After frustration and gloom produced a downbeat finish to 2011, financial markets were more than ready for a change of pace, a shift that the opening days of 2012 proved happy to accommodate. The turn of the calendar unleashed fresh money flows across a range of risky assets, adding extra traction to the liquidity provided by the European Central Bank (ECB) in late December via Long-Term ReFinancing Operations (LTRO). Solid U.S. data on employment and manufacturing activity, coupled with European figures that reflected economic stabilization, compelled more cautious investors to increase equity exposure steadily through January, and credit spreads tumbled as confidence improved. The impressive momentum carried easily through February as the Bank of Japan contributed its own dose of balance sheet expansion, and traders looked forward to the next LTRO from the ECB at the end of the month. But oil prices were also rallying as buoyant demand intersected with concern about potential supply disruptions from the restive Middle East, and March brought results more nuanced than the uniform prosperity that marked the first two months of the year. When China tempered its Gross Domestic Product (GDP) growth outlook for 2012 on March 5, paring it to an annualized 7.5% rate, cyclical themes and commodities began to stumble, and the U.S. dollar gained as investors started looking to America for economic resilience. Europe managed to complete an orderly restructuring of Greek debt obligations, but trading in the new bonds reflected skepticism that Greece had achieved longer-term fiscal sustainability, and regional financial shares grew nervous again. U.S. equities held their own amid solid retail sales figures and declines in weekly jobless claims, but the Federal Reserve sparked a selloff in bonds by acknowledging these signs of strength. The first quarter accordingly finished with mixed results for fixed income even as it retained strong gains for global equities.

Global investors endured a difficult spring of 2012, which felt all the more frustrating after the promising strength that financial markets had enjoyed in the early months of the year dissipated in a world beset by decelerating activity and onerous obligations, maintaining double-digit gains over an extended period seems like an increasingly tall order. Seen in this light, the reversals that afflicted portfolios during the second quarter merely served to adjust the evolution of returns in 2012 to a more sensible pace. After healthy first-quarter earnings reports mitigated the hesitant tone of incoming economic indicators during April, share prices had little buffer left in May when U.S. employment figures lost momentum, Chinese trade data looked soft, and financial pressures once again started to percolate through the Eurozone. Greek elections on May 6 became unsettling when Centrist parties could not win enough seats to form a government, and a fresh set of elections was planned for June 17. The possibility that new leadership might formally reject the euro led to fears that bank deposits could eventually face involuntary devaluation, not only in Greece, but also in other heavily indebted peripheral nations. Spanish banks attracted particular scrutiny, prompting the country to seek access to bailout funding from European rescue facilities. Unfortunately, concern that such support might prove senior to existing sovereign obligations quickly unleashed a fresh rout in Spanish bonds. Nevertheless, selling of equities seemed to lose vigor after a torrential month of May. Collapsing oil prices diminished inflation risks considerably, and as share buyers began contemplating the potential for new and concerted central bank measures, volatility ebbed and even the most downtrodden equity markets gingerly lifted off their 2012 lows. The U.S. Federal Reserve accommodated by extending its Operation Twist through to year end, though some felt disappointed in the absence of fresh asset purchases. But a European summit during the final days of June provided for direct recapitalization of Spanish banks without subordination of existing lenders, sparking equities worldwide to finish the first half of the year with a flourish. Commodity prices also enjoyed their strongest daily surge in over a year. Still, the stunning drop in major bond yields during the second quarter reminded investors that a rapid return to resilient global growth prospects remained unlikely.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The type of market activity that took hold over the course of 2011 in full seems to have transpired in the first six months of 2012. Out of the gates, markets rallied hard with equity markets up 10-15% on average. But early on in the second quarter volatility again reared its ugly head as the seemingly perennial issues pertaining to European debt and economic growth provoked risk aversion across the global investment landscape. Despite the pullback in May, the Portfolio managed to advance nearly 6% for the first half of 2012.

There were different factors that impeded progress as the first six months of the year unfolded. During the market rally that loosely coincided with the first quarter, positioning within equity asset classes hindered performance as a specific position in dividend paying stocks was not rewarded as much as broader baskets of equities. Dividend stocks lagged other U.S. equities by approximately 600 basis points for the first quarter. During the second quarter, a general overweight to equities versus bonds was a detractor, particularly during late April and May as equity markets fell sharply. Gold was another asset held in the portfolio that created a drag on returns. While gold performed admirably for the first three months of 2012, it could not keep pace with equities, and gold succumbed to some of the risk-off sentiment that prevailed in the second quarter. Throughout the malaise that characterized the month of May, the Portfolio’s investment in gold was pared but some exposure to the precious metal was maintained.

MIST-1

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

As widespread spikes in volatility prevailed during the finale of 2011 the Portfolio opportunistically added additional risk. The addition of equities in January proved prosperous as the Portfolio was able to participate in the market rally that transpired. Securitized real estate was one of the asset classes used to add risk to the Portfolio and these were some of the best performing assets early in 2012. Later in the quarter, the dividend trade, which had created some headwinds early in the year, began to show its mettle as markets suffered increasing indigestion in the spring. Additionally, although the Portfolio maintained an equity overweight for most of the first half of 2012, riskier assets were shed from the Portfolio in March and April. While these gradual moves did not enable us to entirely step away from the May selloff, they did help to mitigate some market risk during that period.

Dan Farley, CFA

Chief Investment Officer—Investment Solutions Group

SSgA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

SSgA GROWTH AND INCOME ETF PORTFOLIO MANAGED BY

SSgA FUNDS MANAGEMENT, INC. VS. MSCI ACWI (ALL COUNTRY WORLD INDEX)1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
SSgA Growth and Income ETF Portfolio
Class A	5.90	2.52	2.42	4.10
Class B	5.70	2.13	2.16	4.47
Class E	5.78	2.30	2.26	3.94
MSCI ACWI (All Country World Index)[1]	5.65	-6.49	-2.70	2.71

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class B shares is 10/3/2005. Inception of Class A and Class E shares is 5/1/2006. Index returns are based on an inception date of 10/3/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	28.7
Vanguard Total Bond Market ETF	13.7
SPDR Barclays Capital High Yield Bond ETF	11.1
iShares MSCI EAFE Index Fund	10.7
Vanguard MSCI Emerging Markets ETF	6.1
SPDR S&P Dividend ETF	6.0
iShares iBoxx $ Investment Grade Corporate Bond Fund	4.9
Vanguard REIT ETF	4.1
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	2.9
iShares S&P SmallCap 600 Index Fund	2.6

MIST-3

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSgA Growth and Income ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.32%	$1,000.00	$1,059.00	$1.64
	Hypothetical*	0.32%	$1,000.00	$1,023.27	$1.61

Class B(a)	Actual	0.57%	$1,000.00	$1,057.00	$2.92
	Hypothetical*	0.57%	$1,000.00	$1,022.03	$2.87

Class E(a)	Actual	0.47%	$1,000.00	$1,057.80	$2.40
	Hypothetical*	0.47%	$1,000.00	$1,022.53	$2.36

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

MIST-4

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Investment Company Securities—98.0% of Net Assets

Security Description	Shares	Value

iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund(a)	682,900	$81,743,130
iShares Gold Trust* (a)	1,667,100	25,940,076
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	1,162,380	136,765,631
iShares MSCI Canada Index Fund (a)	1,322,900	34,183,736
iShares MSCI EAFE Index Fund	5,977,800	298,650,888
iShares S&P SmallCap 600 Index Fund (a)	977,400	71,614,098
SPDR Barclays Capital High Yield Bond ETF (a) (b)	7,863,710	310,301,997
SPDR Dow Jones International Real Estate ETF (a) (b)	799,098	29,390,824
SPDR Gold Trust* (a) (b)	185,200	28,741,188
SPDR S&P 500 ETF Trust (a) (b)	5,896,500	803,516,055
SPDR S&P Dividend ETF (a) (b)	2,995,300	166,688,445
SPDR S&P International Small Cap ETF (a) (b)	2,117,623	54,655,850
SPDR S&P MidCap 400 ETF Trust (a) (b)	165,800	28,401,540
Vanguard MSCI Emerging Markets ETF (a)	4,259,000	170,147,050
Vanguard REIT ETF (a)	1,749,300	114,456,699
Vanguard Total Bond Market ETF (a)	4,550,800	383,996,504

Total Investment Company Securities (Cost $2,635,293,088)		2,739,193,711

Short-Term Investments—28.2%
Security Description	Shares	Value

Mutual Funds—28.2%
AIM STIT-STIC Prime Portfolio (The)	53,997,986	$53,997,986
State Street Navigator Securities Lending Prime Portfolio (b) (c)	735,134,335	735,134,335

Total Short-Term Investments (Cost $789,132,321)		789,132,321

Total Investments—126.2% (Cost $3,424,425,409#)		3,528,326,032
Other assets and liabilities (net)—(26.2)%		(733,375,900)

Net Assets—100.0%		$2,794,950,132

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $3,424,425,409. The aggregate unrealized appreciation and depreciation of investments were $148,054,035 and $(44,153,412), respectively, resulting in net unrealized appreciation of $103,900,623 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $732,730,708 and the collateral received consisted of cash in the amount of $735,134,335. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2- other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3- significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities*	$2,739,193,711	$—	$—	$2,739,193,711
Total Short-Term Investments*	789,132,321	—	—	789,132,321
Total Investments	$3,528,326,032	$—	$—	$3,528,326,032

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,371,495,798
Affiliated investments at value (c)(d)		2,156,830,234
Receivable for shares sold		142,446
Dividends receivable		4,142,908
Interest receivable		2,300

Total Assets		3,532,613,686
Liabilities
Payables for:
Shares redeemed	$1,204,850
Collateral for securities loaned	735,134,335
Accrued Expenses:
Management fees	685,240
Distribution and service fees—Class B	555,008
Distribution and service fees—Class E	1,232
Administration fees	2,281
Custodian and accounting fees	7,847
Deferred trustees’ fees	29,886
Other expenses	42,875

Total Liabilities		737,663,554

Net Assets		$2,794,950,132

Net assets represented by
Paid in surplus		$2,635,144,309
Accumulated net realized gain		22,473,506
Unrealized appreciation on investments and affiliated investments		103,900,623
Undistributed net investment income		33,431,694

Net Assets		$2,794,950,132

Net Assets
Class A		$18,900,813
Class B		2,765,758,722
Class E		10,290,597
Capital Shares Outstanding*
Class A		1,671,603
Class B		245,779,593
Class E		912,842
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$11.31
Class B		11.25
Class E		11.27

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,383,065,363.
(b)	Includes securities loaned at value of $207,523,617.
(c)	Identified cost of affiliated investments was $2,041,360,046.
(d)	Includes securities loaned at value of $525,207,091.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Underlying ETFs		$15,493,373
Dividends from affiliated investments		23,703,284
Interest (a)		1,421,306

Total investment income		40,617,963
Expenses
Management fees	$4,246,393
Administration fees	11,448
Custodian and accounting fees	16,191
Distribution and service fees—Class B	3,442,337
Distribution and service fees—Class E	7,510
Audit and tax services	25,969
Legal	18,418
Trustees’ fees and expenses	18,094
Shareholder reporting	50,835
Insurance	9,497
Miscellaneous	8,762

Total expenses	7,855,454

Net Investment Income		32,762,509

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Capital Gain Distributions from Underlying ETFs
Net realized gain on:
Investments		12,679,577
Affiliated Investments		24,081,155
Capital gain distributions received from Underlying ETFs		367,756

Net realized gain on investments, affiliated investments and capital gain distributions from Underlying ETFs		37,128,488

Net change in unrealized appreciation on:
Investments		16,894,944
Affiliated investments		64,129,115

Net change in unrealized appreciation on investments and affiliated investments		81,024,059

Net realized and unrealized gain on investments, affiliated investments and capital gain distributions from Underlying ETF’s		118,152,547

Net Increase in Net Assets From Operations		$150,915,056

(a)	Includes net income from affiliates on securities loaned of $1,396,212.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$32,762,509	$67,451,646
Net realized gain on investments, affiliated investments and capital gain distributions from Underlying ETF’s	37,128,488	64,926,595
Net change in unrealized appreciation (depreciation) on investments and affiliated investments	81,024,059	(121,273,168)

Net increase in net assets resulting from operations	150,915,056	11,105,073

Distributions to Shareholders
From net investment income
Class A	(450,761)	(252,146)
Class B	(66,627,262)	(40,570,722)
Class E	(247,514)	(153,683)
From net realized capital gains
Class A	(385,715)	(251,833)
Class B	(62,141,652)	(43,587,645)
Class E	(223,182)	(162,761)

Net decrease in net assets resulting from distributions	(130,076,086)	(84,978,790)

Net increase in net assets from capital share transactions	148,987,820	753,187,015

Net increase in net assets	169,826,790	679,313,298

Net Assets
Net assets at beginning of period	2,625,123,342	1,945,810,044

Net assets at end of period	$2,794,950,132	$2,625,123,342

Undistributed net investment income at end of period	$33,431,694	$67,994,722

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	316,351	$3,625,943	638,308	$7,277,506
Reinvestments	73,633	836,476	43,484	503,979
Redemptions	(98,298)	(1,130,787)	(287,499)	(3,268,589)

Net increase	291,686	$3,331,632	394,293	$4,512,896

Class B
Sales	12,693,039	$147,308,110	75,226,896	$862,084,852
Reinvestments	11,385,403	128,768,914	7,286,439	84,158,367
Redemptions	(11,629,829)	(131,508,284)	(17,732,640)	(199,106,980)

Net increase	12,448,613	$144,568,740	64,780,695	$747,136,239

Class E
Sales	152,865	$1,762,133	332,106	$3,782,004
Reinvestments	41,544	470,696	27,374	316,444
Redemptions	(98,297)	(1,145,381)	(227,200)	(2,560,568)

Net increase	96,112	$1,087,448	132,280	$1,537,880

Increase derived from capital shares transactions		$148,987,820		$753,187,015

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$11.21		$11.48	$10.34		$8.49	$11.80	$11.13

Income (Loss) From Investment Operations
Net investment income (a)	0.15		0.34	0.39		0.35	0.30	0.32
Net realized and unrealized gain (loss) on investments	0.51		(0.17)	0.90		1.71	(3.15)	0.35

Total from investment operations	0.66		0.17	1.29		2.06	(2.85)	0.67

Less Distributions
Distributions from net investment income	(0.30)		(0.22)	(0.15)		(0.21)	(0.22)	(0.00	) (b)
Distributions from net realized capital gains	(0.26)		(0.22)	(0.00	) (c)	0.00	(0.24)	(0.00	) (c)

Total distributions	(0.56)		(0.44)	(0.15)		(0.21)	(0.46)	(0.00	) (d)

Net Asset Value, End of Period	$11.31		$11.21	$11.48		$10.34	$8.49	$11.80

Total Return (%) (l)	5.90	(e)	1.28	12.61		24.96	(24.87)	5.76

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (g)	0.32	(f)	0.32	0.33		0.40	0.52 (h)	0.56	(h)
Ratio of net expenses to average net assets (%) (i) (j)	0.32	(f)	0.32	0.33		0.37	0.51	0.54
Ratio of net investment income to average net assets (%) (k)	2.67	(f)	3.01	3.64		3.80	2.97	2.67
Portfolio turnover rate (%)	21.6	(e)	36.3	32.6		21.9	165.9	37.3
Net assets, end of period (in millions)	$18.9		$15.5	$11.3		$4.5	$2.0	$1.6

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$11.15		$11.43	$10.32		$8.47	$11.77	$11.13

Income (Loss) From Investment Operations
Net investment income (a)	0.13		0.31	0.37		0.34	0.27	0.20
Net realized and unrealized gain (loss) on investments	0.51		(0.17)	0.88		1.70	(3.14)	0.44

Total from investment operations	0.64		0.14	1.25		2.04	(2.87)	0.64

Less Distributions
Distributions from net investment income	(0.28)		(0.20)	(0.14)		(0.19)	(0.19)	(0.00	) (b)
Distributions from net realized capital gains	(0.26)		(0.22)	(0.00	) (c)	0.00	(0.24)	(0.00	) (c)

Total distributions	(0.54)		(0.42)	(0.14)		(0.19)	(0.43)	(0.00	) (d)

Net Asset Value, End of Period	$11.25		$11.15	$11.43		$10.32	$8.47	$11.77

Total Return (%) (l)	5.70	(e)	1.06	12.24		24.89	(25.06)	5.40

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (g)	0.57	(f)	0.57	0.58		0.65	0.78 (h)	0.79	(h)
Ratio of net expenses to average net assets (%) (i) (j)	0.57	(f)	0.57	0.58		0.62	0.75	0.77
Ratio of net investment income to average net assets (%) (k)	2.35	(f)	2.79	3.49		3.63	2.64	1.73
Portfolio turnover rate (%)	21.6	(e)	36.3	32.6		21.9	165.9	37.3
Net assets, end of period (in millions)	$2,765.8		$2,600.5	$1,926.7		$739.6	$172.3	$233.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$11.17		$11.44	$10.32		$8.47	$11.77	$11.12

Income (Loss) From Investment Operations
Net investment income (a)	0.14		0.32	0.35		0.33	0.31	0.23
Net realized and unrealized gain (loss) on investments	0.51		(0.17)	0.91		1.72	(3.16)	0.42

Total from investment operations	0.65		0.15	1.26		2.05	(2.85)	0.65

Less Distributions
Distributions from net investment income	(0.29)		(0.20)	(0.14)		(0.20)	(0.21)	(0.00	)(b)
Distributions from net realized capital gains	(0.26)		(0.22)	(0.00	)(c)	0.00	(0.24)	(0.00	)(c)

Total distributions	(0.55)		(0.42)	(0.14)		(0.20)	(0.45)	(0.00	)(d)

Net Asset Value, End of Period	$11.27		$11.17	$11.44		$10.32	$8.47	$11.77

Total Return (%) (l)	5.78	(e)	1.17	12.34		24.99	(25.01)	5.58

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (g)	0.47	(f)	0.47	0.48		0.55	0.68 (h)	0.69	(h)
Ratio of net expenses to average net assets (%) (i) (j)	0.47	(f)	0.47	0.48		0.52	0.65	0.67
Ratio of net investment income to average net assets (%) (k)	2.48	(f)	2.85	3.35		3.59	3.09	1.98
Portfolio turnover rate (%)	21.6	(e)	36.3	32.6		21.9	165.9	37.3
Net assets, end of period (in millions)	$10.3		$9.1	$7.8		$4.8	$2.5	$1.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from net investment income were less than $0.01.
(c)	Distributions from net realized capital gains were less than $0.01.
(d)	Total distributions were less than $0.01.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	See Note 3 of the Notes to Financial Statements.
(h)	Excludes effect of deferred expense reimbursement. See Note 3 of the Notes to Financial Statements.
(i)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(j)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(k)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(l)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is SSgA Growth and Income ETF Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, series of the iShares® Trust, iShares®, Inc., Standard and Poors Depositary Receipts of the S&P 500 ETF Trust and Vanguard ETFs of the Vanguard® Index Funds.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying ETFs are valued at the closing market quotation for their shares. The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to return of capital distributions from Underlying ETFs, adjustment from trust holding, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

MIST-11

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Due to the affiliation between the Portfolio’s subadviser, SSgA Funds Management, Inc., and the custodian, the Portfolio relies on an exemptive order issued by the Securities and Exchange Commission to the custodian, State Street Navigator Securities Lending Trust (“Navigator Trust”) and the SSgA Funds that permits certain registered investment companies, including the Portfolio, to use cash collateral from securities lending transactions to purchase shares of one of more series of Navigator Trust, including the Navigator Portfolio, and to pay fees based on a share of the revenue generated from securities lending transactions to the custodian.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with SSgA Funds Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio. The Subadviser is an affiliate of State Street Bank and Trust Company, the administrator and custodian of the Trust.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$4,246,393	0.330%	First $500 Million
	0.300%	Over $500 Million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the

MIST-12

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$708,346,327	$—	$592,299,445

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio and the Underlying ETFs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio and the Underlying ETFs may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio or the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio or the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying ETFs in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

Underlying ETF/Security	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
SPDR Barclays Capital High Yield Bond ETF	7,417,410	1,939,300	(1,493,000)	7,863,710
SPDR Dow Jones International Real Estate ETF	1,633,598	827,100	(1,661,600)	799,098
SPDR Gold Trust	255,600	94,400	(164,800)	185,200
SPDR S&P 500 ETF Trust	6,278,400	90,200	(472,100)	5,896,500
SPDR S&P Dividend ETF	3,880,400	50,900	(936,000)	2,995,300
SPDR S&P International Small Cap ETF	2,103,423	114,400	(100,200)	2,117,623
SPDR S&P MidCap 400 ETF Trust	—	165,800	—	165,800
State Street Navigator Securities Lending Prime Portfolio	384,383,855	4,865,898,837	(4,515,148,357)	735,134,335

MIST-13

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying ETF/Security	Net Realized Gain/(Loss) on sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of June 30, 2012
SPDR Barclays Capital High Yield Bond ETF	$(1,705,949)	$—	$10,146,775	$310,301,997
SPDR Dow Jones International Real Estate ETF	(3,545,877)	—	974,837	29,390,824
SPDR Gold Trust	5,900,642	—	—	28,741,188
SPDR S&P 500 ETF Trust	18,175,378	—	7,897,348	803,516,055
SPDR S&P Dividend ETF	5,000,711	—	2,574,677	166,688,445
SPDR S&P International Small Cap ETF	256,250	—	573,198	54,655,850
SPDR S&P MidCap 400 ETF Trust	—	—	115,143	28,401,540
State Street Navigator Securities Lending Prime Portfolio	—	—	1,421,306	735,134,335

	$24,081,155	$—	$23,703,284	$2,156,830,234

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$52,495,122	$13,963,665	$32,483,668	$—	$84,978,790	$13,963,665

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$79,805,095	$50,896,675	$8,290,150	$—	$138,991,920

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-14

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-15

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-16

Simplify your life…

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Met Investors Series Trust SSgA Growth ETF Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

SSgA Growth ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the SSgA Growth ETF Portfolio returned 6.42%, 6.21% and 6.30%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned 5.65% over the same period.

MARKET ENVIRONMENT/CONDITIONS

After frustration and gloom produced a downbeat finish to 2011, financial markets were more than ready for a change of pace, a shift that the opening days of 2012 proved happy to accommodate. The turn of the calendar unleashed fresh money flows across a range of risky assets, adding extra traction to the liquidity provided by the European Central Bank (ECB) in late December via Long-Term ReFinancing Operations (LTRO). Solid U.S. data on employment and manufacturing activity, coupled with European figures that reflected economic stabilization, compelled more cautious investors to increase equity exposure steadily through January, and credit spreads tumbled as confidence improved. The impressive momentum carried easily through February as the Bank of Japan contributed its own dose of balance sheet expansion, and traders looked forward to the next LTRO from the ECB at the end of the month. But oil prices were also rallying as buoyant demand intersected with concern about potential supply disruptions from the restive Middle East, and March brought results more nuanced than the uniform prosperity that marked the first two months of the year. When China tempered its Gross Domestic Product (GDP) growth outlook for 2012 on March 5, paring it to an annualized 7.5% rate, cyclical themes and commodities began to stumble, and the U.S. dollar gained as investors started looking to America for economic resilience. Europe managed to complete an orderly restructuring of Greek debt obligations, but trading in the new bonds reflected skepticism that Greece had achieved longer-term fiscal sustainability, and regional financial shares grew nervous again. U.S. equities held their own amid solid retail sales figures and declines in weekly jobless claims, but the Federal Reserve sparked a selloff in bonds by acknowledging these signs of strength. The first quarter accordingly finished with mixed results for fixed income even as it retained strong gains for global equities.

Global investors endured a difficult spring of 2012, which felt all the more frustrating after the promising strength that financial markets had enjoyed in the early months of the year. But in a world beset by decelerating activity and onerous obligations, maintaining double-digit gains over an extended period seems like an increasingly tall order. Seen in this light, the reversals that afflicted portfolios during the second quarter merely served to adjust the evolution of returns in 2012 to a more sensible pace. After healthy first-quarter earnings reports mitigated the hesitant tone of incoming economic indicators during April, share prices had little buffer left in May when U.S. employment figures lost momentum, Chinese trade data looked soft, and financial pressures once again started to percolate through the eurozone. Greek elections on May 6 became unsettling when Centrist parties could not win enough seats to form a government, and a fresh set of elections was planned for June 17. The possibility that new leadership might formally reject the euro led to fears that bank deposits could eventually face involuntary devaluation, not only in Greece, but also in other heavily indebted peripheral nations. Spanish banks attracted particular scrutiny, prompting the country to seek access to bailout funding from European rescue facilities. Unfortunately, concern that such support might prove senior to existing sovereign obligations quickly unleashed a fresh rout in Spanish bonds. Nevertheless, selling of equities seemed to lose vigor after a torrential month of May. Collapsing oil prices diminished inflation risks considerably, and as share buyers began contemplating the potential for new and concerted central bank measures, volatility ebbed and even the most downtrodden equity markets gingerly lifted off their 2012 lows. The U.S. Federal Reserve accommodated by extending its Operation Twist through to year end, though some felt disappointed in the absence of fresh asset purchases. But a European summit during the final days of June provided for direct recapitalization of Spanish banks without subordination of existing lenders, sparking equities worldwide to finish the first half of the year with a flourish. Commodity prices also enjoyed their strongest daily surge in over a year. Still, the stunning drop in major bond yields during the second quarter reminded investors that a rapid return to resilient global growth prospects remained unlikely.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The type of market activity that took hold over the course of 2011 in full seems to have transpired in the first six months of 2012. Out of the gates, markets rallied hard with equity markets up 10-15% on average. But early on in the second quarter volatility again reared its ugly head as the seemingly perennial issues pertaining to European debt and economic growth provoked risk aversion across the global investment landscape. Despite the pullback in May, the Portfolio managed to advance nearly 6.5% for the first half of 2012.

There were different factors that impeded progress as the first six months of the year unfolded. During the market rally that loosely coincided with the first quarter, positioning within equity asset classes hindered performance as a specific position in dividend paying stocks was not rewarded as much as broader baskets of equities. Dividend stocks lagged other U.S. equities by approximately 600 basis points for the first quarter. During the second quarter, a general overweight to equities versus bonds was a detractor, particularly during late April and May as equity markets fell sharply. Gold was another asset held in the portfolio that created a drag on returns. While gold performed admirably for the first three months of 2012, it could not keep pace with equities, and gold succumbed to some of the risk-off sentiment that prevailed in the second quarter. Throughout the malaise that characterized the month of May, the Portfolio’s investment in gold was pared, but some exposure to the precious metal was maintained.

As widespread spikes in volatility prevailed during the finale of 2011 the Portfolio opportunistically added additional risk to the Portfolio. The addition of equities in January proved prosperous as the Portfolio was able to participate in the market rally that transpired.

MIST-1

Met Investors Series Trust

SSgA Growth ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

Securitized real estate was one of the asset classes used to add risk to the Portfolio and these were some of the best performing assets early in 2012. Later in the quarter, the dividend trade, which had created some headwinds early in the year, began to show its mettle as markets suffered increasing indigestion in the spring. Additionally, although the Portfolio maintained an equity overweight for most of the first half of 2012, riskier assets were shed from the Portfolio in March and April. While these gradual moves did not enable us to entirely step away from the May selloff, they did help to mitigate some market risk during that period.

Dan Farley, CFA

Chief Investment Officer—Investment Solutions Group

SSgA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

SSgA Growth ETF Portfolio

SSgA GROWTH ETF PORTFOLIO MANAGED BY

SSgA FUNDS MANAGEMENT, INC. VS. MSCI ACWI (ALL COUNTRY WORLD INDEX)1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
SSgA Growth ETF Portfolio
Class A	6.42	-0.63	0.39	2.72
Class B	6.21	-0.94	0.13	3.48
Class E	6.30	-0.84	0.24	2.57
MSCI ACWI (All Country World Index)[1]	5.65	-6.49	-2.70	2.71

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class B shares is 10/3/2005. Inception of Class A and Class E shares is 5/1/2006. Index returns are based on an inception date of 10/3/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	33.4
iShares MSCI EAFE Index Fund	17.1
Vanguard MSCI Emerging Markets ETF	8.2
SPDR Barclays Capital High Yield Bond ETF	6.0
SPDR S&P Dividend ETF	5.9
iShares iBoxx $ Investment Grade Corporate Bond Fund	4.9
iShares S&P SmallCap 600 Index Fund	4.5
Vanguard REIT ETF	4.0
SPDR S&P MidCap 400 ETF Trust	4.0
SPDR S&P International Small Cap ETF	3.0

MIST-3

Met Investors Series Trust

SSgA Growth ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSgA Growth ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.35%	$1,000.00	$1,064.20	$1.80
	Hypothetical*	0.35%	$1,000.00	$1,023.12	$1.76

Class B(a)	Actual	0.60%	$1,000.00	$1,062.10	$3.08
	Hypothetical*	0.60%	$1,000.00	$1,021.88	$3.02

Class E(a)	Actual	0.50%	$1,000.00	$1,063.00	$2.56
	Hypothetical*	0.50%	$1,000.00	$1,022.38	$2.51

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

MIST-4

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Investment Company Securities—97.9% of Net Assets

Security Description	Shares	Value

iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund (a)	63,500	$7,600,950
iShares Gold Trust* (a)	186,200	2,897,272
iShares iBoxx $ Investment Grade Corporate Bond Fund	339,600	39,957,336
iShares MSCI Canada Index Fund (a)	643,900	16,638,376
iShares MSCI EAFE Index Fund	2,790,600	139,418,376
iShares S&P SmallCap 600 Index Fund (a)	503,900	36,920,753
SPDR Barclays Capital High Yield Bond ETF (a) (b)	1,236,600	48,796,236
SPDR Dow Jones International Real Estate ETF (b)	232,800	8,562,384
SPDR Gold Trust* (b)	85,900	13,330,821
SPDR S&P 500 ETF Trust (a) (b)	2,003,300	272,989,691
SPDR S&P Dividend ETF (b)	866,100	48,198,465
SPDR S&P International Small Cap ETF (a) (b)	934,600	24,122,026
SPDR S&P MidCap 400 ETF Trust (a) (b)	190,300	32,598,390
Vanguard MSCI Emerging Markets ETF	1,666,500	66,576,675
Vanguard REIT ETF	502,300	32,865,489
Vanguard Total Bond Market ETF (a)	93,000	7,847,340

Total Investment Company Securities (Cost $752,028,481)		799,320,580

Short-Term Investments—18.2%
Security Description	Shares	Value

Mutual Funds—18.2%
AIM STIT-STIC Prime Portfolio (The)	19,923,252	$19,923,252
State Street Navigator Securities Lending Prime Portfolio (b) (c)	128,353,998	128,353,998

Total Short-Term Investments (Cost $148,277,250)		148,277,250

Total Investments—116.1% (Cost $900,305,731#)		947,597,830
Other assets and liabilities (net)—(16.1)%		(131,058,780)

Net Assets—100.0%		$816,539,050

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $900,305,731. The aggregate unrealized appreciation and depreciation of investments were $63,262,924 and $(15,970,825), respectively, resulting in net unrealized appreciation of $47,292,099 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $128,411,821 and the collateral received consisted of cash in the amount of $128,353,998. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities*	$799,320,580	$—	$—	$799,320,580
Total Short-Term Investments*	148,277,250	—	—	148,277,250
Total Investments	$947,597,830	$—	$—	$947,597,830

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

SSgA Growth ETF Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$370,645,819
Affiliated investments at value (c)(d)		576,952,011
Receivable for shares sold		150,462
Dividends receivable		1,475,873
Interest receivable		809

Total Assets		949,224,974
Liabilities
Payables for:
Investments purchased	$3,702,475
Shares redeemed	146,369
Collateral for securities loaned	128,353,998
Accrued expenses:
Management fees	207,123
Distribution and service fees—Class B	158,639
Distribution and service fees—Class E	784
Administration fees	2,281
Custodian and accounting fees	7,946
Deferred trustees’ fees	29,886
Other expenses	76,423

Total Liabilities		132,685,924

Net Assets		$816,539,050

Net assets represented by
Paid in surplus		$751,892,288
Accumulated net realized gain		8,486,574
Unrealized appreciation on investments and affiliated investments		47,292,099
Undistributed net investment income		8,868,089

Net Assets		$816,539,050

Net Assets
Class A		$12,293,104
Class B		797,677,899
Class E		6,568,047
Capital Shares Outstanding*
Class A		1,142,927
Class B		74,451,469
Class E		612,120
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$10.76
Class B		10.71
Class E		10.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $380,809,692.
(b)	Includes securities loaned at value of $45,491,024.
(c)	Identified cost of affiliated investments was $519,496,039.
(d)	Includes securities loaned at value of $82,920,797.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends from Underlying ETFs		$4,445,467
Dividends from affiliated investments		6,253,361
Interest (a)		357,498

Total investment income		11,056,326
Expenses
Management fees	$1,301,706
Administration fees	11,448
Custodian and accounting fees	16,274
Distribution and service fees—Class B	1,000,294
Distribution and service fees—Class E	4,847
Audit and tax services	25,969
Legal	18,418
Trustees’ fees and expenses	18,094
Shareholder reporting	33,838
Insurance	2,090
Miscellaneous	4,739

Total expenses	2,437,717

Net Investment Income		8,618,609

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Capital Gain Distributions from Underlying ETFs
Net realized gain on:
Investments		4,134,412
Affiliated Investments		11,784,164
Capital gain distributions received from Underlying ETFs		7,737

Net realized gain on investments, affiliated investments and capital gain distributions from Underlying ETFs		15,926,313

Net change in unrealized appreciation on:
Investments		4,797,610
Affiliated investments		18,043,190

Net change in unrealized appreciation on investments and affiliated investments		22,840,800

Net realized and unrealized gain on investments, affiliated investments and capital gain distributions from Underlying ETF’s		38,767,113

Net Increase in Net Assets From Operations		$47,385,722

(a)	Includes net income from affiliates on securities loaned of $350,425.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

SSgA Growth ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,618,609	$16,509,578
Net realized gain on investments, affiliated investments and capital gain distributions from Underlying ETF’s	15,926,313	32,241,457
Net change in unrealized appreciation (depreciation) on investments and affiliated investments	22,840,800	(67,547,538)

Net increase (decrease) in net assets resulting from operations	47,385,722	(18,796,503)

Distributions to Shareholders
From net investment income
Class A	(250,294)	(152,949)
Class B	(15,804,160)	(11,574,204)
Class E	(133,075)	(90,327)
From net realized capital gains
Class A	(419,693)	—
Class B	(29,581,235)	—
Class E	(237,508)	—

Net decrease in net assets resulting from distributions	(46,425,965)	(11,817,480)

Net increase in net assets from capital share transactions	50,045,239	132,589,910

Net increase in net assets	51,004,996	101,975,927

Net Assets
Net assets at beginning of period	765,534,054	663,558,127

Net assets at end of period	$816,539,050	$765,534,054

Undistributed net investment income at end of period	$8,868,089	$16,437,009

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	212,735	$2,373,680	490,518	$5,446,949
Reinvestments	61,410	669,987	13,254	152,949
Redemptions	(70,046)	(783,987)	(238,999)	(2,615,901)

Net increase	204,099	$2,259,680	264,773	$2,983,997

Class B
Sales	5,761,129	$64,305,901	20,865,385	$231,101,476
Reinvestments	4,175,289	45,385,395	1,005,578	11,574,204
Redemptions	(5,702,380)	(62,473,778)	(10,458,746)	(114,194,304)

Net increase	4,234,038	$47,217,518	11,412,217	$128,481,376

Class E
Sales	78,377	$861,433	274,927	$3,054,493
Reinvestments	34,061	370,583	7,841	90,327
Redemptions	(60,745)	(663,975)	(183,257)	(2,020,283)

Net increase	51,693	$568,041	99,511	$1,124,537

Increase derived from capital shares transactions		$50,045,239		$132,589,910

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

SSgA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.72		$11.11	$9.87	$7.81	$12.09	$11.39

Income (Loss) From Investment Operations
Net investment income (a)	0.13		0.28	0.28	0.28	0.24	0.22
Net realized and unrealized gain (loss) on investments	0.57		(0.47)	1.13	1.96	(4.09)	0.48

Total from investment operations	0.70		(0.19)	1.41	2.24	(3.85)	0.70

Less Distributions
Distributions from net investment income	(0.25)		(0.20)	(0.17)	(0.18)	(0.19)	0.00
Distributions from net realized capital gains	(0.41)		0.00	0.00	0.00	(0.24)	0.00

Total distributions	(0.66)		(0.20)	(0.17)	(0.18)	(0.43)	0.00

Net Asset Value, End of Period	$10.76		$10.72	$11.11	$9.87	$7.81	$12.09

Total Return (%) (i)	6.42	(b)	(1.87)	14.37	29.51	(32.84)	6.15

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.35	(c)	0.35	0.36	0.43	0.52 (d)	0.54	(d)
Ratio of net expenses to average net assets (%) (f)(g)	0.35	(c)	0.35	0.36	0.40	0.50	0.53
Ratio of net investment income to average net assets (%) (h)	2.44	(c)	2.51	2.77	3.20	2.35	1.85
Portfolio turnover rate (%)	22.7	(b)	35.3	36.6	22.9	140.3	20.2
Net assets, end of period (in millions)	$12.3		$10.1	$7.5	$4.4	$1.0	$1.5

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.67		$11.07	$9.84	$7.79	$12.06	$11.39

Income (Loss) From Investment Operations
Net investment income (a)	0.12		0.24	0.25	0.23	0.20	0.15
Net realized and unrealized gain (loss) on investments	0.55		(0.46)	1.13	1.98	(4.07)	0.52

Total from investment operations	0.67		(0.22)	1.38	2.21	(3.87)	0.67

Less Distributions
Distributions from net investment income	(0.22)		(0.18)	(0.15)	(0.16)	(0.16)	0.00
Distributions from net realized capital gains	(0.41)		0.00	0.00	0.00	(0.24)	0.00

Total distributions	(0.63)		(0.18)	(0.15)	(0.16)	(0.40)	0.00

Net Asset Value, End of Period	$10.71		$10.67	$11.07	$9.84	$7.79	$12.06

Total Return (%) (i)	6.21	(b)	(2.13)	14.15	29.10	(32.97)	5.88

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.60	(c)	0.60	0.61	0.68	0.77 (d)	0.78	(d)
Ratio of net expenses to average net assets (%) (f)(g)	0.60	(c)	0.60	0.61	0.65	0.75	0.77
Ratio of net investment income to average net assets (%) (h)	2.10	(c)	2.20	2.47	2.70	1.99	1.25
Portfolio turnover rate (%)	22.7	(b)	35.3	36.6	22.9	140.3	20.2
Net assets, end of period (in millions)	$797.7		$749.5	$651.0	$422.9	$153.2	$253.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

SSgA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.69		$11.08	$9.85	$7.79	$12.07	$11.39

Income (Loss) From Investment Operations
Net investment income (a)	0.12		0.27	0.25	0.23	0.23	0.21
Net realized and unrealized gain (loss) on investments	0.56		(0.48)	1.13	2.00	(4.09)	0.47

Total from investment operations	0.68		(0.21)	1.38	2.23	(3.86)	0.68

Less Distributions
Distributions from net investment income	(0.23)		(0.18)	(0.15)	(0.17)	(0.18)	0.00
Distributions from net realized capital gains	(0.41)		0.00	0.00	0.00	(0.24)	0.00

Total distributions	(0.64)		(0.18)	(0.15)	(0.17)	(0.42)	0.00

Net Asset Value, End of Period	$10.73		$10.69	$11.08	$9.85	$7.79	$12.07

Total Return (%) (i)	6.30	(b)	(1.99)	14.17	29.35	(32.91)	5.97

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.50	(c)	0.50	0.51	0.58	0.67 (d)	0.69	(d)
Ratio of net expenses to average net assets (%) (f)(g)	0.50	(c)	0.50	0.51	0.55	0.65	0.68
Ratio of net investment income to average net assets (%) (h)	2.22	(c)	2.34	2.44	2.71	2.28	1.70
Portfolio turnover rate (%)	22.7	(b)	35.3	36.6	22.9	140.3	20.2
Net assets, end of period (in millions)	$6.6		$6.0	$5.1	$4.2	$2.7	$3.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Excludes effect of deferred expense reimbursement. See Note 3 of the Notes to Financial Statements.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(i)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is SSgA Growth ETF Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, series of the iShares® Trust, iShares®, Inc., Standard and Poors Depositary Receipts of the S&P 500 ETF Trust and Vanguard ETFs of the Vanguard® Index Funds.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation - Investments in the Underlying ETFs are valued at the closing market quotation for their shares. The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to return of capital distributions from Underlying ETFs, adjustment from trust holding, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

MIST-11

Met Investors Series Trust

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Due to the affiliation between the Portfolio’s subadviser, SSgA Funds Management, Inc., and the custodian, the Portfolio relies on an exemptive order issued by the Securities and Exchange Commission to the custodian, State Street Navigator Securities Lending Trust (“Navigator Trust”) and the SSgA Funds that permits certain registered investment companies, including the Portfolio, to use cash collateral from securities lending transactions to purchase shares of one of more series of Navigator Trust, including the Navigator Portfolio and to pay fees based on a share of the revenue generated from securities lending transactions to the custodian.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with SSgA Funds Management, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio. The Subadviser is an affiliate of State Street Bank and Trust Company, the administrator and custodian of the Trust.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,301,706	0.330%	First $500 million
	0.300%	Over $500 million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the

MIST-12

Met Investors Series Trust

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$209,179,973	$—	$183,012,631

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio and the Underlying ETFs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio and the Underlying ETFs may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio or the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio or the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit risk consist principally of cash due from counterparties and investments.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying ETFs in which it invests.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

Underlying ETF/Security	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012
SPDR Barclays Capital High Yield Bond ETF	1,192,400	494,500	(450,300)	1,236,600
SPDR Dow Jones International Real Estate ETF	447,900	270,600	(485,700)	232,800
SPDR Gold Trust	105,700	28,100	(47,900)	85,900
SPDR S&P 500 ETF Trust	2,160,500	62,900	(220,100)	2,003,300
SPDR S&P Dividend ETF	1,153,600	26,600	(314,100)	866,100
SPDR S&P International Small Cap ETF	859,100	95,200	(19,700)	934,600
SPDR S&P MidCap 400 ETF Trust	144,400	45,900	—	190,300
State Street Navigator Securities Lending Prime Portfolio	84,981,063	1,409,534,270	(1,366,161,335)	128,353,998

MIST-13

Met Investors Series Trust

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Underlying ETF/Security	Net Realized Gain/(Loss) on sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of June 30, 2012
SPDR Barclays Capital High Yield Bond ETF	$(900,134)	$—	$1,739,202	$48,796,236
SPDR Dow Jones International Real Estate ETF	(1,111,212)	—	288,191	8,562,384
SPDR Gold Trust	1,950,472	—	—	13,330,821
SPDR S&P 500 ETF Trust	10,164,834	—	2,706,819	272,989,691
SPDR S&P Dividend ETF	1,434,098	—	755,052	48,198,465
SPDR S&P International Small Cap ETF	246,106	—	252,978	24,122,026
SPDR S&P MidCap 400 ETF Trust	—	—	160,694	32,598,390
State Street Navigator Securities Lending Prime Portfolio	—	—	350,425	128,353,998

	$11,784,164	$—	$6,253,361	$576,952,011

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$11,817,480	$7,405,505	$—	$—	$11,817,480	$7,405,505

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Total
$19,267,644	$27,405,269	$17,039,159	$63,712,072

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-14

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-15

Met Investors Series Trust

SSgA Growth ETF Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-16

Simplify your life…

with MetLife eDelivery® while helping MetLife preserve the planet’s natural resources.

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Met Investors Series Trust T. Rowe Price Large Cap Value Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the T. Rowe Price Large Cap Value Portfolio returned 6.79% and 6.65%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned 8.68% over the same period.

MARKET ENVIRONMENT/CONDITIONS

U.S. stocks produced moderate gains in the first half of 2012, extending the rebound that started last October. Market volatility was high, driven by global economic uncertainty and European sovereign debt concerns. Stocks rose briskly in the first quarter amid optimism about U.S. economic growth, particularly employment trends. Also, the European debt crisis became less acute following two long-term refinancing operations. Equities surrendered some of their gains in the spring as U.S. job growth moderated, the Chinese economy decelerated, and the situation in the Eurozone deteriorated.

Large-cap stocks outperformed their smaller counterparts in the last six months. As measured by Russell style indices, growth stocks outpaced value stocks across all market capitalizations.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio underperformed its Russell benchmark for the six months ended June 30, 2012. Overall, both stock selection and group weightings were responsible for the underperformance.

Energy stocks were the greatest detractors to the Portfolio’s relative returns. Exploration and Production companies, such as Newfield Exploration, were plagued by decelerating oil prices, accelerating North American oil production, and a weakened economy. Baker Hughes struggled over the past year with lower North America margins, due to declining pressure pumping prices and supply chain constraints. The process of shifting from gas to oil basins also affected fleet availability, increased labor costs, and caused raw material shortages. The oil services provider was also negatively affected by declining oil and natural gas prices.

Many of the same challenges drove down results for Portfolio holdings in the Utilities sector. While the balance between supply and demand for power moved in a favorable direction, the benefit was more than offset by declining natural gas prices. This created a domino effect of lower power prices and lower earnings for coal and nuclear power producers Exelon and Entergy.

Industrials and Business Services names were the greatest contributors to relative returns, and a substantial overweight to one of the benchmark’s better performers was also helpful. Shares of Ingersoll-Rand rose on news that Nelson Peltz’s Trian Fund Management established a stake in the company and would prioritize maximizing shareholder value. Housing and construction weakness pulled on the climate control machinery producer during 2011, but the company will be well positioned for more stable volumes as the housing market improves. News was also good at Illinois Tool Works, where stock price was buoyed by margin expansion, favorable input costs, and more efficient operations. The company has a strong track record of adding value through acquisitions, maintaining a solid operating model, and paying a consistent dividend.

Portfolio picks in the Health Care arena also boosted returns. Covidien, a global diversified medical technology company, saw revenue growth from its acquisition of EV3.

The Consumer Discretionary sector remains a significant portion of the Portfolio, and we were overweight relative to the benchmark primarily due to exposure to the Media industry. In the Consumer Staples space, we were underweight relative to the benchmark and were net sellers as valuations rose. The Portfolio was overweight in Energy stocks on average but was a net seller in the sector. Financials stocks were the largest sector allocation in the Portfolio, and we were net purchasers. The Portfolio’s exposure to Health Care companies was concentrated in the Pharmaceuticals industry. We were net buyers in the Industrials and Business Services realm, where we invested in companies with exposure to many different end markets. The Portfolio’s smallest sector weight was in the Telecommunication Services space, where our largest holding was industry stalwart AT&T. We were underweight relative to the benchmark among Utilities names, where we prefered to invest in nonregulated generation names.

Given the heightened concerns regarding global economic growth, equity investors favored companies less exposed to the economic cycle. We found value in the Energy and Materials sectors, particularly those exposed to natural gas, as well as in select Financials. We will continue to work closely with our in-house research analysts to select stocks with valuation appeal, sound fundamentals, and reasonable balance sheet integrity. As always, we will concentrate our efforts on making sound investment decisions in our ongoing attempt to enhance shareholder value.

John D. Linehan, CFA, MBA, Portfolio Manager

Brian C. Rogers, CFA, MBA, CIC, Portfolio Manager

Mark S. Finn, CFA, CPA, Portfolio Manager

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO MANAGED BY

T. ROWE PRICE ASSOCIATES, INC. VS. RUSSELL 1000 VALUE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
T. Rowe Price Large Cap Value Portfolio
Class A	6.79	-0.24	-2.11	4.29
Class B	6.65	-0.50	-2.35	4.03
Russell 1000 Value Index[1]	8.68	3.01	-2.19	5.28

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Chevron Corp.	3.1
Exxon Mobil Corp.	3.0
Pfizer, Inc.	2.9
JPMorgan Chase & Co.	2.9
AT&T, Inc.	2.8
Microsoft Corp.	2.8
Merck & Co., Inc.	2.7
General Electric Co.	2.3
Time Warner, Inc.	2.3
Union Pacific Corp.	2.1

Top Sectors

% of Market Value of Total Investments
Financials	21.3
Industrials	15.8
Energy	15.0
Health Care	11.3
Consumer Discretionary	10.7
Information Technology	8.0
Consumer Staples	5.7
Utilities	4.1
Materials	3.8
Telecommunication Services	3.4

MIST-2

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Large Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.56%	$1,000.00	$1,067.90	$2.88
	Hypothetical*	0.56%	$1,000.00	$1,022.08	$2.82

Class B(a)	Actual	0.81%	$1,000.00	$1,066.50	$4.16
	Hypothetical*	0.81%	$1,000.00	$1,020.84	$4.07

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Boeing Co. (The)	264,000	$19,615,200
Honeywell International, Inc.	485,000	27,082,400
Lockheed Martin Corp. (a)	182,000	15,848,560
Raytheon Co. (a)	530,000	29,992,700
United Technologies Corp.	415,000	31,344,950

		123,883,810

Airlines—1.7%
Southwest Airlines Co.	5,315,000	49,004,300

Automobiles—1.1%
General Motors Co.* (a)	1,685,000	33,228,200

Beverages—1.4%
PepsiCo, Inc.	564,000	39,852,240

Biotechnology—1.3%
Amgen, Inc.	510,000	37,250,400

Capital Markets—4.0%
Ameriprise Financial, Inc.	365,000	19,074,900
Charles Schwab Corp. (The)	1,695,000	21,916,350
Goldman Sachs Group, Inc. (The)	130,000	12,461,800
Invesco, Ltd.	885,000	20,001,000
Morgan Stanley	2,910,000	42,456,900

		115,910,950

Chemicals—0.8%
Monsanto Co.	271,000	22,433,380

Commercial Banks—4.3%
Fifth Third Bancorp.	1,850,000	24,790,000
KeyCorp.	3,025,000	23,413,500
U.S. Bancorp.	1,350,000	43,416,000
Wells Fargo & Co.	1,005,000	33,607,200

		125,226,700

Communications Equipment—1.2%
Cisco Systems, Inc.	2,090,000	35,885,300

Computers & Peripherals—1.4%
Dell, Inc.*	3,195,000	40,001,400

Construction Materials—1.0%
Vulcan Materials Co. (a)	729,000	28,948,590

Consumer Finance—2.3%
American Express Co.	707,000	41,154,470
SLM Corp.	1,695,000	26,628,450

		67,782,920

Diversified Consumer Services—0.2%
H&R Block, Inc. (a)	315,000	5,033,700

Diversified Financial Services—4.5%
Bank of America Corp.	5,620,000	$45,971,600
JPMorgan Chase & Co.	2,320,000	82,893,600

		128,865,200

Diversified Telecommunication Services—2.8%
AT&T, Inc.	2,285,000	81,483,100

Electric Utilities—2.9%
Entergy Corp.	558,000	37,882,620
Exelon Corp.	1,201,000	45,181,620

		83,064,240

Electrical Equipment—0.6%
Emerson Electric Co.	394,000	18,352,520

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	605,000	19,305,550

Energy Equipment & Services—1.5%
Baker Hughes, Inc.	787,000	32,345,700
Schlumberger, Ltd.	188,000	12,203,080

		44,548,780

Food & Staples Retailing—1.0%
Wal-Mart Stores, Inc.	401,000	27,957,720

Food Products—0.9%
Kellogg Co.	527,000	25,996,910

Health Care Equipment & Supplies—1.4%
Covidien plc	736,000	39,376,000

Household Products—1.8%
Procter & Gamble Co. (The)	840,000	51,450,000

Independent Power Producers & Energy Traders—1.2%
NRG Energy, Inc.*	1,980,000	34,372,800

Industrial Conglomerates—4.3%
3M Co.	632,000	56,627,200
General Electric Co.	3,210,000	66,896,400

		123,523,600

Insurance—4.2%
Allstate Corp. (The)	1,020,000	35,791,800
Marsh & McLennan Cos., Inc.	1,650,000	53,179,500
Sun Life Financial, Inc. (a)	430,000	9,356,800
XL Group plc	1,045,000	21,986,800

		120,314,900

IT Services—2.0%
International Business Machines Corp.	138,500	27,087,830

Western Union Co.	1,750,000	29,470,000

		56,557,830

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	592,000	$30,730,720

Machinery—1.5%
Illinois Tool Works, Inc. (a)	441,000	23,324,490
Ingersoll-Rand plc	493,000	20,794,740

		44,119,230

Media—6.3%
Cablevision Systems Corp. - Class A (a)	850,000	11,296,500
Comcast Corp. - Class A	950,000	30,371,500
Liberty Media Corp. - Liberty Capital - Class A*	86,000	7,560,260
Madison Square Garden Co. (The) - Class A* (a)	270,000	10,108,800
Time Warner Cable, Inc.	700,000	57,470,000
Time Warner, Inc.	1,720,000	66,220,000

		183,027,060

Metals & Mining—0.7%
Nucor Corp. (a)	360,000	13,644,000
United States Steel Corp. (a)	295,000	6,077,000

		19,721,000

Multiline Retail—1.5%
Kohl’s Corp. (a)	959,000	43,624,910

Oil, Gas & Consumable Fuels—13.5%
Chevron Corp.	851,000	89,780,500
CONSOL Energy, Inc. (a)	735,000	22,226,400
EQT Corp.	397,000	21,291,110
Exxon Mobil Corp.	999,000	85,484,430
Hess Corp.	565,000	24,549,250
Murphy Oil Corp.	516,000	25,949,640
Newfield Exploration Co.*	825,000	24,180,750
Royal Dutch Shell plc (ADR)	585,000	39,446,550
Spectra Energy Corp.	1,440,000	41,846,400
Total S.A. (ADR) (a)	298,000	13,395,100

		388,150,130

Paper & Forest Products—1.3%
International Paper Co.	1,345,000	38,883,950

Personal Products—0.7%
Avon Products, Inc.	1,175,000	19,046,750

Pharmaceuticals—7.6%
Johnson & Johnson (a)	869,000	58,709,640
Merck & Co., Inc.	1,840,000	76,820,000
Pfizer, Inc.	3,670,000	84,410,000

		219,939,640

Real Estate Investment Trusts—1.4%
Weyerhaeuser Co.	1,845,000	41,254,200

Real Estate Management & Development—0.5%
St. Joe Co. (The)* (a)	905,000	14,308,050

Road & Rail—3.3%
Canadian Pacific Railway, Ltd.	487,000	$35,677,620
Union Pacific Corp.	503,500	60,072,585

		95,750,205

Software—2.8%
Microsoft Corp.	2,610,000	79,839,900

Specialty Retail—1.5%
Lowe’s Cos., Inc.	1,505,000	42,802,200

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp.*	5,225,000	17,033,500

Total Common Stocks (Cost $2,911,234,841)		2,857,842,485

Short-Term Investments—6.7%

Mutual Funds—6.7%
State Street Navigator Securities Lending Prime Portfolio (b)	167,811,693	167,811,693
T. Rowe Price Government Reserve Investment Fund (c)	27,295,102	27,295,102

		195,106,795

Total Short-Term Investments (Cost $195,106,795)		195,106,795

Total Investments—105.8% (Cost $3,106,341,636#)		3,052,949,280
Other assets and liabilities (net)—(5.8)%		(168,449,214)

Net Assets—100.0%		$2,884,500,066

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $3,106,341,636. The aggregate unrealized appreciation and depreciation of investments were $205,359,908 and $(258,752,264), respectively, resulting in net unrealized depreciation of $(53,392,356) for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $167,622,575 and the collateral received consisted of cash in the amount of $167,811,693 and non-cash collateral with a value of $253,598. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of cash collateral received from securities lending transactions.
(c)	Affiliated Issuer. (See Note 8 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,857,842,485	$—	$—	$2,857,842,485
Total Short-Term Investments*	195,106,795	—	—	195,106,795
Total Investments	$3,052,949,280	$—	$—	$3,052,949,280

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$3,025,654,178
Affiliated investments at value (c)		27,295,102
Receivable for investments sold		4,248,297
Receivable for shares sold		118,683
Dividends receivable		3,609,778
Interest receivable on affiliated investments		2,604

Total Assets		3,060,928,642
Liabilities
Payables for:
Investments purchased	$4,151,660
Shares redeemed	2,898,795
Collateral for securities loaned	167,811,693
Accrued expenses:
Management fees	1,237,816
Distribution and service fees—Class B	174,292
Administration fees	7,932
Custodian and accounting fees	41,027
Deferred trustees’ fees	29,886
Other expenses	75,475

Total Liabilities		176,428,576

Net Assets		$2,884,500,066

Net assets represented by
Paid in surplus		$3,451,227,219
Accumulated net realized loss		(542,694,274)
Unrealized depreciation on investments and foreign currency transactions		(53,390,881)
Undistributed net investment income		29,358,002

Net Assets		$2,884,500,066

Net Assets
Class A		$2,005,524,630
Class B		878,975,436
Capital Shares Outstanding*
Class A		90,950,634
Class B		40,058,219
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$22.05
Class B		21.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,079,046,534.
(b)	Includes securities loaned at value of $167,622,575.
(c)	Identified cost of affiliated investments was $27,295,102.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$37,392,124
Interest on affiliated investments		8,680
Interest (b)		555,137

Total investment income		37,955,941
Expenses
Management fees	$8,283,344
Administration fees	41,494
Custodian and accounting fees	92,353
Distribution and service fees—Class B	1,126,755
Audit and tax services	18,472
Legal	19,448
Trustees’ fees and expenses	18,094
Shareholder reporting	56,100
Insurance	6,962
Miscellaneous	6,632

Total expenses	9,669,654
Less management fee waiver	(394,764)
Less broker commission recapture	(17,044)

Net expenses	9,257,846

Net Investment Income		28,698,095

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		(15,443,208)
Foreign currency transactions		2,401

Net realized loss on investments and foreign currency transactions		(15,440,807)

Net change in unrealized appreciation on:
Investments		176,031,121
Foreign currency transactions		677

Net change in unrealized appreciation on investments and foreign currency transactions		176,031,798

Net realized and unrealized gain on investments and foreign currency transactions		160,590,991

Net Increase in Net Assets From Operations		$189,289,086

(a)	Net of foreign withholding taxes of $390,134.
(b)	Includes net income on securities loaned of $555,137.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$28,698,095	$48,162,398
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(15,440,807)	499,483,804
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	176,031,798	(714,271,415)

Net increase (decrease) in net assets resulting from operations	189,289,086	(166,625,213)

Distributions to Shareholders
From net investment income
Class A	(34,291,754)	(10,607,585)
Class B	(13,047,031)	(6,073,407)

Net decrease in net assets resulting from distributions	(47,338,785)	(16,680,992)

Net increase (decrease) in net assets from capital share transactions	(63,631,547)	709,363,633

Net Increase in Net Assets	78,318,754	526,057,428

Net Assets
Net assets at beginning of period	2,806,181,312	2,280,123,884

Net assets at end of period	$2,884,500,066	$2,806,181,312

Undistributed net investment income at end of period	$29,358,002	$47,998,692

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	776,982	$16,900,035	40,714,912	$939,538,330
Reinvestments	1,542,589	34,291,754	465,449	10,607,585
Redemptions	(2,912,540)	(64,641,870)	(7,014,057)	(150,255,769)

Net increase (decrease)	(592,969)	$(13,450,081)	34,166,304	$799,890,146

Class B
Sales	1,496,599	$33,037,917	3,733,516	$78,833,716
Reinvestments	589,563	13,047,031	267,668	6,073,407
Redemptions	(4,363,830)	(96,266,414)	(8,201,717)	(175,433,636)

Net decrease	(2,277,668)	$(50,181,466)	(4,200,533)	$(90,526,513)

Increase (decrease) derived from capital shares transactions		$(63,631,547)		$709,363,633

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.00		$22.00	$18.97	$16.44	$28.89	$29.36

Income (Loss) From Investment Operations
Net investment income (a)	0.23		0.42	0.18	0.22	0.43	0.45
Net realized and unrealized gain (loss) on investments	1.20		(1.23)	3.10	2.73	(9.93)	0.73

Total from investment operations	1.43		(0.81)	3.28	2.95	(9.50)	1.18

Less Distributions
Distributions from net investment income	(0.38)		(0.19)	(0.25)	(0.42)	(0.44)	(0.31)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(2.51)	(1.34)

Total distributions	(0.38)		(0.19)	(0.25)	(0.42)	(2.95)	(1.65)

Net Asset Value, End of Period	$22.05		$21.00	$22.00	$18.97	$16.44	$28.89

Total Return (%) (e)	6.79	(b)	(3.77)	17.33	18.67	(36.19)	4.01

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.59	(c)	0.58	0.55	0.56	0.53	0.52
Ratio of net expenses to average net assets (%) (d)	0.56	(c)	0.56	0.55	0.56	0.52	0.51
Ratio of net investment income to average net assets (%)	2.05	(c)	1.96	0.92	1.38	1.92	1.55
Portfolio turnover rate (%)	10.3	(b)	103.5	53.9	83.5	112.2	84.1
Net assets, end of period (in millions)	$2,005.5		$1,922.6	$1,262.3	$1,140.8	$1,546.8	$2,608.8

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.87		$21.87	$18.87	$16.33	$28.69	$29.20

Income (Loss) From Investment Operations
Net investment income (a)	0.20		0.33	0.13	0.16	0.37	0.38
Net realized and unrealized gain (loss) on investments	1.19		(1.20)	3.07	2.74	(9.86)	0.71

Total from investment operations	1.39		(0.87)	3.20	2.90	(9.49)	1.09

Less Distributions
Distributions from net investment income	(0.32)		(0.13)	(0.20)	(0.36)	(0.36)	(0.26)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(2.51)	(1.34)

Total distributions	(0.32)		(0.13)	(0.20)	(0.36)	(2.87)	(1.60)

Net Asset Value, End of Period	$21.94		$20.87	$21.87	$18.87	$16.33	$28.69

Total Return (%) (e)	6.65	(b)	(4.01)	17.02	18.39	(36.33)	3.72

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.84	(c)	0.83	0.80	0.81	0.78	0.77
Ratio of net expenses to average net assets (%) (d)	0.81	(c)	0.81	0.80	0.81	0.77	0.76
Ratio of net investment income to average net assets (%)	1.80	(c)	1.52	0.67	1.00	1.66	1.31
Portfolio turnover rate (%)	10.3	(b)	103.5	53.9	83.5	112.2	84.1
Net assets, end of period (in millions)	$879.0		$883.6	$1,017.8	$940.4	$837.4	$1,546.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is T. Rowe Price Large Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-10

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-11

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, foreign currency transactions, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

MIST-12

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. (the “Subadviser”), for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the term’s of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee at the annual rate of the Portfolio’s daily net assets that is calculated according to the fee schedule set forth in the table below. If the assets of the Portfolio cross a threshold in reverse (i.e., decline below a threshold), then the absolute dollar fee payable by the Portfolio to the Adviser shall not be more than the minimum fee payable at the immediately higher threshold. When the Portfolio’s assets cross a threshold in reverse, the fee payable to the Adviser shall be calculated according to the footnotes immediately following the table below.

Assets	Asset Range $0 to $100,000,000[1]	Asset Range $100,000,000 to $200,000,000[2]	Asset Range $200,000,000 to $500,000,000[3]	Asset Range $500,000,000 to $1,000,000,000[4]	Asset Range $1,000,000,000 And Up
First $50,000,000	0.750%	0.650%	0.620%	0.595%	0.570%
Next $50,000,000	0.700%	0.650%	0.620%	0.595%	0.570%
Next $100,000,000	N/A	0.650%	0.620%	0.595%	0.570%
Next $300,000,000	N/A	N/A	0.620%	0.595%	0.570%
Next $500,000,000	N/A	N/A	N/A	0.570%	0.570%
Excess over $1,000,000,000	N/A	N/A	N/A	N/A	0.570%

[1]

When the Portfolio’s net assets decline below $100 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.750% of the first $50 million of such assets plus 0.700% of such assets over $50 million up to $100 million and (2) the fee on $100 million calculated at a flat rate of 0.650%.

[2]

When the Portfolio’s net assets decline below $200 million but are over $100 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.650% and (2) the fee on $200 million calculated at a flat rate of 0.620%.

[3]

When the Portfolio’s net assets decline below $500 million but are over $200 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.620% and (2) the fee on $500 million calculated at a flat rate of 0.595%.

[4]

When the Portfolio’s net assets decline below $1 billion but are over $500 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.595% of the first $500 million of such assets plus 0.570% of such assets over $500 million up to $1 billion and (2) the fee on $1 billion calculated at a flat rate of 0.570%.

For the six months ended June 30, 2012, the Adviser earned management fees in the amount of $8,283,344 for managing the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Metropolitan Series Fund (“MSF”) in the aggregate exceed $750,000,000, (ii) the Subadviser subadvises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. The Adviser has voluntarily agreed to reduce its management fee for the Portfolio by the amount waived (if any) by the Subadviser for the Portfolio pursuant to this voluntary subadvisory fee waiver. Amounts waived for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

MIST-13

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The subadvisory fee waiver schedule for the period January 1, 2012 through June 30, 2012 was:

Percentage Fee Waiver	Combined Assets
0.0%	First $750 million
5.0%	Next $750 million
7.5%	Next $1.5 billion
10.0%	Excess over $3 billion

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$298,718,103	$—	$378,890,858

The Portfolio engaged in security transactions with other accounts managed by T. Rowe Price Associates, Inc. that amounted to $4,266,000 in sales of investments which are included above.

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

MIST-14

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

During the six month ended June 30, 2012, the Portfolio did not enter into futures contracts. At June 30, 2012, the Portfolio did not have any open futures contracts.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

Security Description	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	23,614,286	124,067,358	(120,386,542)	27,295,102	$8,680

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$16,680,992	$24,358,880	$—	$—	$16,680,992	$24,358,880

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$48,023,759	$—	$(251,348,554)	$(505,327,592)	$(708,652,387)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

MIST-15

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $505,327,592.

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-16

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-17

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

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Met Investors Series Trust T. Rowe Price Mid Cap Growth Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A, B, and E shares of the T. Rowe Price Mid Cap Growth Portfolio returned 7.59%, 7.50%, and 7.63%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 8.10% over the same period.

MARKET ENVIRONMENT/CONDITIONS

U.S. stocks produced moderate gains in the first half of 2012, extending the rebound that started last October. Market volatility was high, driven by global economic uncertainty and European sovereign debt concerns. Stocks rose briskly in the first quarter amid optimism about U.S. economic growth, particularly employment trends. Also, the European debt crisis became less acute following two long-term refinancing operations. Equities surrendered some of their gains in the spring as U.S. job growth moderated, the Chinese economy decelerated, and the situation in the Eurozone deteriorated.

Large-cap stocks outperformed both mid- and small-caps in the last six months. As measured by Russell style indices, growth stocks outpaced value stocks across all market capitalizations.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio lagged the Russell Midcap Growth Index for the period. Overall, unfavorable stock selection was responsible for the underperformance, while sector allocations were beneficial to relative results.

In the Materials space, adverse stock selection and a substantial underweight hampered relative results. Canadian gold mining firm Osisko Mining reported anemic earnings and had a fire that delayed production.

Stock selection in Information Technology was negative. Global Payments reported that it had been the victim of a security breach that placed thousands of cardholders at risk and sent shares tumbling. Mixed-signal semiconductor company Marvell Technology Group sells chips in a range of end markets, including mobile computing and smartphone markets. The company’s hard disk drive business line weighed on share price, as the PC industry was sluggish.

An overweight and deft stock selection drove contributions from the Health Care sector, particularly in the Biotechnology industry. Regeneron Pharmaceuticals develops drugs for cancer, macular degeneration, and auto-inflammatory diseases. Late in 2011, the Food and Drug Administration (FDA) approved the company’s Eylea, a treatment for age-related macular degeneration, a common condition in the elderly. Shares rose after news of the approval was released, and the firm turned in solid early sales numbers and increased full-year sales guidance. Companies like SXC Health Solutions were well positioned to benefit from long-term trends in health care spending. The company is a pharmacy benefits management firm that focuses on small and medium-sized health care providers. SXC Health Solutions also provides unique technology for customized solutions and transparent pricing.

An underweight to the struggling Energy sector, particularly the Energy Equipment and Services industry, was also beneficial, though weak stock selection in the space offset some of the gain. An unfavorable combination of ample supply and muted demand drove oil prices down significantly, and natural gas prices fell also.

Following the financial crisis, consumer spending growth was tepid, and our overall allocation to Consumer Discretionary names is lower than it has been historically. Traditionally, Consumer Staples companies rarely meet our growth criteria, and we have little exposure to the sector. Within the Energy sector, we currently favor Oil, Gas, and Consumable Fuels companies, although we do have exposure to Energy Equipment and Services. The Financials sector does not generally represent a major area of investment for the Portfolio, and our largest exposure is in the Diversified Financial Services industry.

Despite facing potential challenges and uncertainties from the economic situation and the implementation of health care reform, the Health Care sector provides considerable investment opportunities, and we were overweight relative to the benchmark. In the Industrials and Business Services sector, we favored well-run companies with exposure to high-growth end markets and strong management teams skilled at integrating acquisitions. With attractive valuations, strong balance sheets, and shareholder-oriented management teams, many Information Technology stocks had attractive prospects. The sector was one of the Portfolio’s largest allocations. The Materials sector typically represents a very small area of investment for the Portfolio, as it does not possess the growth characteristics we seek. We had no exposure to the Telecommunications Services sector at the period end. Among Utilities companies, we had a small position in the Independent Power Producers and Energy Traders industry.

Brian W.H. Berghuis, CFA, MBA, Portfolio Manager

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

T. ROWE PRICE MID CAP GROWTH PORTFOLIO MANAGED BY

T. ROWE PRICE ASSOCIATES, INC. VS. RUSSELL MIDCAP GROWTH INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
T. Rowe Price Mid Cap Growth Portfolio
Class A	7.59	-1.12	4.12	9.35
Class B	7.50	-1.35	3.88	9.07
Class E	7.63	-1.23	3.99	9.19
Russell Midcap Growth Index[1]	8.10	-2.99	1.90	8.47

The performance of Class B shares, as set forth in the line graph above, will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
AMETEK, Inc.	2.0
IHS, Inc. - Class A	2.0
Roper Industries, Inc.	1.8
Dollar General Corp.	1.8
DENTSPLY International, Inc.	1.5
Gartner, Inc. - Class A	1.4
Nuance Communications, Inc.	1.4
Textron, Inc.	1.4
SXC Health Solutions Corp.	1.4
Calpine Corp.	1.3

Top Sectors

% of Market Value of Total Investments
Information Technology	22.0
Industrials	21.4
Health Care	18.1
Consumer Discretionary	13.4
Energy	7.0
Financials	6.9
Materials	2.9
Consumer Staples	1.5
Utilities	1.3

MIST-2

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Mid Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.76%	$1,000.00	$1,075.90	$3.92
	Hypothetical*	0.76%	$1,000.00	$1,021.08	$3.82

Class B(a)	Actual	1.01%	$1,000.00	$1,075.00	$5.21
	Hypothetical*	1.01%	$1,000.00	$1,019.89	$5.07

Class E(a)	Actual	0.91%	$1,000.00	$1,076.30	$4.70
	Hypothetical*	0.91%	$1,000.00	$1,020.34	$4.57

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Goodrich Corp.	25,000	$3,172,500
Rockwell Collins, Inc.	154,000	7,599,900
Spirit AeroSystems Holdings, Inc. - Class A* (a)	333,000	7,935,390
Textron, Inc.	852,000	21,189,240

		39,897,030

Air Freight & Logistics—0.4%
UTi Worldwide, Inc.	396,000	5,785,560

Auto Components—1.5%
Allison Transmission Holdings, Inc. (a)	132,000	2,317,920
Gentex Corp. (a)	439,000	9,161,930
WABCO Holdings, Inc.*	209,000	11,062,370

		22,542,220

Automobiles—0.4%
Harley-Davidson, Inc.	104,000	4,755,920
Tesla Motors, Inc.* (a)	50,000	1,564,500

		6,320,420

Biotechnology—3.8%
Alexion Pharmaceuticals, Inc.*	125,000	12,412,500
Alkermes plc* (a)	415,000	7,042,550
Amylin Pharmaceuticals, Inc.*	292,000	8,243,160
ARIAD Pharmaceuticals, Inc.* (a)	167,000	2,874,070
Cubist Pharmaceuticals, Inc.* (a)	84,000	3,184,440
Human Genome Sciences, Inc.*	208,000	2,731,040
Incyte Corp., Ltd.* (a)	83,000	1,884,100
Regeneron Pharmaceuticals, Inc.* (a)	113,000	12,906,860
Theravance, Inc.* (a)	246,000	5,466,120

		56,744,840

Capital Markets—1.2%
Charles Schwab Corp. (The)	487,000	6,296,910
TD Ameritrade Holding Corp.(a)	710,000	12,070,000

		18,366,910

Chemicals—1.0%
Celanese Corp. - Series A	164,000	5,677,680
Rockwood Holdings, Inc.	209,000	9,269,150

		14,946,830

Commercial Banks—0.5%
TCF Financial Corp. (a)	684,000	7,852,320

Commercial Services & Supplies—0.7%
Clean Harbors, Inc.*	83,000	4,682,860
Waste Connections, Inc. (a)	208,000	6,223,360

		10,906,220

Communications Equipment—1.1%
Aruba Networks, Inc.*(a)	188,000	2,829,400

Communications Equipment—(Continued)
JDS Uniphase Corp.*	1,292,000	$14,212,000

		17,041,400

Computers & Peripherals—0.5%
SanDisk Corp.*	200,000	7,296,000

Construction & Engineering—1.3%
Quanta Services, Inc.*	788,000	18,967,160

Containers & Packaging—0.2%
Ball Corp.	86,000	3,530,300

Diversified Consumer Services—0.1%
Weight Watchers International, Inc.* (a)	20,000	1,031,200

Diversified Financial Services—2.3%
CBOE Holdings, Inc. (a)	333,000	9,217,440
IntercontinentalExchange, Inc.*	56,000	7,614,880
MSCI, Inc. - Class A*	521,000	17,724,420

		34,556,740

Electrical Equipment—5.3%
Acuity Brands, Inc. (a)	115,000	5,854,650
AMETEK, Inc.	604,000	30,145,640
Babcock & Wilcox Co.*	648,000	15,876,000
Roper Industries, Inc. (a)	276,000	27,208,080

		79,084,370

Electronic Equipment, Instruments & Components—1.3%
FLIR Systems, Inc.	77,000	1,501,500
Trimble Navigation, Ltd.*	376,000	17,299,760

		18,801,260

Energy Equipment & Services—1.5%
FMC Technologies, Inc.*	125,000	4,903,750
McDermott International, Inc.*	1,043,000	11,619,020
Trican Well Service, Ltd.	491,000	5,666,683

		22,189,453

Food & Staples Retailing—1.4%
Fresh Market, Inc. (The)*	63,000	3,378,690
Shoppers Drug Mart Corp.	263,000	10,604,214
Whole Foods Market, Inc.	67,000	6,386,440

		20,369,344

Food Products—0.1%
TreeHouse Foods, Inc.* (a)	25,000	1,557,250

Health Care Equipment & Supplies—5.9%
C.R. Bard, Inc.	161,000	17,297,840
CareFusion Corp.*	522,000	13,404,960
Cooper Cos., Inc. (The)	96,000	7,656,960
DENTSPLY International, Inc. (a)	592,000	22,383,520
Edwards Lifesciences Corp.*	107,000	11,053,100

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
IDEXX Laboratories, Inc.* (a)	162,000	$15,573,060

		87,369,440

Health Care Providers & Services—3.4%
AMERIGROUP Corp.* (a)	75,000	4,943,250
Henry Schein, Inc.*	167,000	13,107,830
Laboratory Corp. of America Holdings*	167,000	15,465,870
MEDNAX, Inc.* (a)	125,000	8,567,500
Universal Health Services, Inc. - Class B	199,000	8,588,840

		50,673,290

Health Care Technology—1.4%
SXC Health Solutions Corp.*	207,000	20,536,470

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc.*	19,000	7,219,050
Choice Hotels International, Inc. (a)	213,000	8,505,090
Marriott International, Inc. - Class A (a)	485,000	19,012,000
Panera Bread Co. - Class A*	64,000	8,924,160
Starbucks Corp.	104,000	5,545,280
Tim Hortons, Inc. (a)	175,000	9,212,000

		58,417,580

Independent Power Producers & Energy Traders—1.3%
Calpine Corp.*	1,198,000	19,778,980

Insurance—2.0%
HCC Insurance Holdings, Inc.	292,000	9,168,800
W.R. Berkley Corp. (a)	279,000	10,858,680
Willis Group Holdings plc	251,000	9,158,990

		29,186,470

Internet & Catalog Retail—1.2%
Groupon, Inc.* (a)	376,000	3,996,880
Liberty Interactive Corp. - Class A*	372,000	6,617,880
Netflix, Inc.*	104,000	7,120,880

		17,735,640

Internet Software & Services—0.6%
Akamai Technologies, Inc.*	125,000	3,968,750
Rackspace Hosting, Inc.*	104,000	4,569,760

		8,538,510

IT Services—5.4%
Amdocs, Ltd.*	551,000	16,375,720
Fiserv, Inc.*	259,000	18,704,980
Gartner, Inc. - Class A*	494,000	21,266,700
Global Payments, Inc.	418,000	18,070,140
Vantiv, Inc. - Class A* (a)	250,000	5,822,500
Western Union Co.	29,000	488,360

		80,728,400

Life Sciences Tools & Services—1.8%
Bruker Corp.*	621,000	8,265,510

Life Sciences Tools & Services—(Continued)
Covance, Inc.* (a)	293,000	$14,020,050
Illumina, Inc.* (a)	83,000	3,352,370
Mettler-Toledo International, Inc.* (a)	8,000	1,246,800

		26,884,730

Machinery—3.9%
Colfax Corp.* (a)	83,000	2,288,310
Crane Co.	126,000	4,583,880
Gardner Denver, Inc.	301,000	15,925,910
IDEX Corp.	375,000	14,617,500
Pall Corp.	327,000	17,922,870
Rexnord Corp.*	113,400	2,272,536

		57,611,006

Media—1.0%
Discovery Communications, Inc. - Class C*	127,000	6,361,430
Lamar Advertising Co. - Class A* (a)	323,000	9,237,800

		15,599,230

Metals & Mining—1.6%
Agnico-Eagle Mines, Ltd.	292,000	11,814,320
Franco-Nevada Corp.	250,000	11,305,373
Osisko Mining Corp.*	195,000	1,340,732

		24,460,425

Multiline Retail—2.8%
Dollar General Corp.*	500,000	27,195,000
Kohl’s Corp. (a)	313,000	14,238,370

		41,433,370

Oil, Gas & Consumable Fuels—5.5%
CONSOL Energy, Inc. (a)	439,000	13,275,360
Continental Resources, Inc.* (a)	63,000	4,197,060
EQT Corp.	286,000	15,338,180
Halcon Resources Corp.* (a)	340,000	3,209,600
Laredo Petroleum Holdings, Inc.* (a)	100,300	2,086,240
QEP Resources, Inc. (a)	266,000	7,972,020
Range Resources Corp.	271,000	16,766,770
SM Energy Co.	181,000	8,888,910
Southwestern Energy Co.*	292,000	9,323,560

		81,057,700

Pharmaceuticals—1.8%
Elan Corp. plc (ADR)*	642,000	9,366,780
Hospira, Inc.* (a)	292,000	10,214,160
Valeant Pharmaceuticals International, Inc.*	154,000	6,897,660

		26,478,600

Professional Services—3.7%
IHS, Inc. - Class A*	272,000	29,302,560
Manpower, Inc.	382,000	14,000,300
Verisk Analytics, Inc. - Class A*	240,000	11,822,400

		55,125,260

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	98,000	$6,896,260

Road & Rail—1.9%
Hertz Global Holdings, Inc.*	793,000	10,150,400
J.B. Hunt Transport Services, Inc.	146,000	8,701,600
Kansas City Southern	133,000	9,251,480

		28,103,480

Semiconductors & Semiconductor Equipment—5.7%
Altera Corp.	250,000	8,460,000
Atmel Corp.*	1,467,000	9,828,900
Avago Technologies, Ltd.	155,000	5,564,500
Cree, Inc.* (a)	209,000	5,365,030
Intersil Corp. - Class A (a)	354,000	3,770,100
Marvell Technology Group, Ltd.	708,000	7,986,240
Microchip Technology, Inc. (a)	250,000	8,270,000
NVIDIA Corp.*	729,000	10,074,780
PMC - Sierra, Inc.*	179,000	1,099,060
Silicon Laboratories, Inc.* (a)	256,000	9,702,400
Xilinx, Inc.	417,000	13,998,690

		84,119,700

Software—6.8%
Ariba, Inc.*	167,000	7,474,920
Concur Technologies, Inc.* (a)	167,000	11,372,700
FactSet Research Systems, Inc. (a)	117,000	10,873,980
Informatica Corp.* (a)	125,000	5,295,000
MICROS Systems, Inc.* (a)	235,000	12,032,000
Nuance Communications, Inc.* (a)	891,000	21,223,620
Red Hat, Inc.*	346,000	19,542,080
Rovi Corp.* (a)	100,000	1,962,000
ServiceNow, Inc.*	80,400	1,977,840
TIBCO Software, Inc.*	333,000	9,963,360

		101,717,500

Specialty Retail—1.8%
CarMax, Inc.*	547,000	14,189,180
O’Reilly Automotive, Inc.*	146,000	12,230,420

		26,419,600

Textiles, Apparel & Luxury Goods—0.6%
Deckers Outdoor Corp.* (a)	83,000	3,652,830
Michael Kors Holdings, Ltd.*	128,958	5,395,603

		9,048,433

Thrifts & Mortgage Finance—0.4%
BankUnited, Inc. (a)	246,000	5,800,680

Trading Companies & Distributors—1.4%
Air Lease Corp.* (a)	342,000	6,631,380

Fastenal Co.	363,000	14,632,530

		21,263,910

Total Common Stocks (Cost $1,145,216,688)		1,392,771,491

Convertible Preferred Stocks—0.6%
Security Description	Shares	Value

Internet Software & Services—0.6%
Coupon.com, Inc., Series B* (b)(d)	592,662	$3,255,700
LivingSocial, Inc., Series E* (b)(d)	757,490	3,914,860
Workday, Inc., Series F* (b)(d)	64,415	854,143

		8,024,703

Total Convertible Preferred Stocks (Cost $8,390,419)		8,024,703

Short-Term Investments—22.8%

Mutual Funds—22.8%
State Street Navigator Securities Lending Prime Portfolio (c)	257,323,214	257,323,214
T. Rowe Price Government Reserve Investment Fund**	82,126,437	82,126,437

		339,449,651

Total Short-Term Investments (Cost $339,449,651)		339,449,651

Total Investments—117.0% (Cost $1,493,056,758#)		1,740,245,845
Other assets and liabilities (net)—(17.0)%		(253,182,296)

Net Assets—100.0%		$1,487,063,549

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,493,056,758. The aggregate unrealized appreciation and depreciation of investments were $309,916,445 and $(62,727,358), respectively, resulting in net unrealized appreciation of $247,189,087 for federal income tax purposes.
*	Non-income producing security.
**	Affiliated Issuer. (See Note 8 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $258,423,801 and the collateral received consisted of cash in the amount of $257,323,214 and non-cash collateral with a value of $200,078. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2012, these securities represent 0.54% of net assets.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2012, the market value of restricted securities was $8,024,703, which is 0.6% of net assets. See details below.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities

	Acquisition Date	Par Amount	Cost	Value
Coupons.Com, Series B	06/01/11	$592,662	$3,255,700	$3,255,700
LivingSocial, Inc., Series E	04/01/11	757,490	4,280,576	3,914,860
Workday, Inc., Series F	10/13/11	64,415	854,143	854,143

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,392,771,491	$—	$—	$1,392,771,491
Total Convertible Preferred Stocks*	—	—	8,024,703	8,024,703
Total Short-Term Investments*	339,449,651	—	—	339,449,651
Total Investments	$1,732,221,142	$—	$8,024,703	$1,740,245,845

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Depreciation	Balance as of June 30, 2012	Change in Unrealized Depreciation from investments still held at June 30, 2012
Convertible Preferred Stocks
Internet Software & Services	$9,934,941	$(1,910,238)	$8,024,703	$(1,910,238)

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$1,658,119,408
Affiliated investments at value (c)		82,126,437
Receivable for investments sold		8,299,038
Receivable for shares sold		47,275
Dividends receivable		577,044
Interest receivable on affiliated investments		8,233

Total Assets		1,749,177,435

Liabilities
Payables for:
Investments purchased	$2,948,407
Shares redeemed	645,363
Collateral for securities loaned	257,323,214
Accrued expenses:
Management fees	860,576
Distribution and service fees—Class B	170,028
Distribution and service fees—Class E	2,191
Administration fees	4,504
Custodian and accounting fees	33,688
Deferred trustees’ fees	29,886
Other expenses	96,029

Total Liabilities		262,113,886

Net Assets		$1,487,063,549

Net assets represented by
Paid in surplus		$1,179,445,069
Accumulated net realized gain		65,543,666
Unrealized appreciation on investments and foreign currency transactions		247,189,976
Accumulated net investment loss		(5,115,162)

Net Assets		$1,487,063,549

Net Assets
Class A		$619,340,011
Class B		849,607,094
Class E		18,116,444
Capital Shares Outstanding*
Class A		68,814,223
Class B		97,771,182
Class E		2,054,947
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.00
Class B		8.69
Class E		8.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,410,930,321.
(b)	Includes securities loaned at value of $258,423,801.
(c)	Identified cost of affiliated investments was $82,126,437.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$4,167,477
Interest on affiliated investments		27,420
Interest (b)		567,407

Total investment income		4,762,304
Expenses
Management fees	$5,640,384
Administration fees	22,009
Custodian and accounting fees	78,347
Distribution and service fees—Class B	1,080,414
Distribution and service fees—Class E	14,278
Audit and tax services	17,981
Legal	20,178
Trustees’ fees and expenses	18,094
Shareholder reporting	77,478
Insurance	2,027
Miscellaneous	5,884

Total expenses	6,977,074
Less management fee waiver	(204,301)
Less broker commission recapture	(18,614)

Net expenses	6,754,159

Net Investment Loss		(1,991,855)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		73,027,771
Foreign currency transactions		(2,958)

Net realized gain on investments and foreign currency transactions		73,024,813

Net change in unrealized appreciation on:
Investments		35,012,987
Foreign currency transactions		217

Net change in unrealized appreciation on investments and foreign currency transactions		35,013,204

Net realized and unrealized gain on investments and foreign currency transactions		108,038,017

Net Increase in Net Assets From Operations		$106,046,162

(a)	Net of foreign withholding taxes of $80,016.
(b)	Includes net income on securities loaned of $567,396.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(1,991,855)	$(5,365,590)
Net realized gain on investments, futures contracts and foreign currency transactions	73,024,813	195,801,364
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	35,013,204	(197,462,741)

Net increase (decrease) in net assets resulting from operations	106,046,162	(7,026,967)

Distributions to Shareholders
From net realized capital gains
Class A	(78,684,520)	(19,985,267)
Class B	(111,997,476)	(22,409,779)
Class E	(2,439,287)	(585,909)

Net decrease in net assets resulting from distributions	(193,121,283)	(42,980,955)

Net increase (decrease) in net assets from capital share transactions	170,066,654	(131,687,341)

Net increase (decrease) in net assets	82,991,533	(181,695,263)

Net Assets
Net assets at beginning of period	1,404,072,016	1,585,767,279

Net assets at end of period	$1,487,063,549	$1,404,072,016

Accumulated net investment loss at end of period	$(5,115,162)	$(3,123,307)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	3,115,088	$31,180,563	4,323,293	$44,402,160
Reinvestments	8,451,613	78,684,520	1,897,936	19,985,267
Redemptions	(2,136,444)	(21,111,026)	(24,048,951)	(253,894,579)

Net increase (decrease)	9,430,257	$88,754,057	(17,827,722)	$(189,507,152)

Class B
Sales	4,105,663	$38,618,320	18,582,713	$182,210,930
Reinvestments	12,458,006	111,997,476	2,188,455	22,409,779
Redemptions	(7,426,009)	(70,210,907)	(14,758,472)	(141,171,172)

Net increase	9,137,660	$80,404,889	6,012,696	$63,449,537

Class E
Sales	70,134	$700,579	303,004	$3,050,145
Reinvestments	267,466	2,439,287	56,555	585,909
Redemptions	(233,642)	(2,232,158)	(930,868)	(9,265,780)

Net increase (decrease)	103,958	$907,708	(571,309)	$(5,629,726)

Increase (decrease) derived from capital shares transactions		$170,066,654		$(131,687,341)

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$9.53		$9.90	$7.73	$5.30		$9.83	$8.76

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.01)		(0.02)	(0.01)	0.00	(b)	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.78		(0.09)	2.18	2.43		(3.54)	1.50

Total from investment operations	0.77		(0.11)	2.17	2.43		(3.53)	1.52

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00		(0.01)	(0.02)
Distributions from net realized capital gains	(1.30)		(0.26)	0.00	0.00		(0.99)	(0.43)

Total distributions	(1.30)		(0.26)	0.00	0.00		(1.00)	(0.45)

Net Asset Value, End of Period	$9.00		$9.53	$9.90	$7.73		$5.30	$9.83

Total Return (%) (h)	7.59	(c)	(1.40)	28.07	45.85		(39.62)	17.85

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.78	(d)	0.78	0.79	0.79		0.78	0.80
Ratio of net expenses to average net assets (%) (e)	0.76	(d)	0.76	0.77	0.77		0.76	0.78
Ratio of net investment income to average net assets (%)	(0.12	)(d)	(0.21)	(0.10)	(0.05)		0.09	0.16
Portfolio turnover rate (%)	14.1	(c)	38.2	27.6	31.5		36.2	35.5
Net assets, end of period (in millions)	$619.3		$565.8	$764.5	$585.5		$347.4	$524.2

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.25		$9.64	$7.55	$5.19	$9.66	$8.62

Income (Loss) From Investment Operations
Net investment loss (a)	(0.02)		(0.04)	(0.03)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.76		(0.09)	2.12	2.38	(3.47)	1.48

Total from investment operations	0.74		(0.13)	2.09	2.36	(3.48)	1.47

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.00	)(f)
Distributions from net realized capital gains	(1.30)		(0.26)	0.00	0.00	(0.99)	(0.43)

Total distributions	(1.30)		(0.26)	0.00	0.00	(0.99)	(0.43)

Net Asset Value, End of Period	$8.69		$9.25	$9.64	$7.55	$5.19	$9.66

Total Return (%) (h)	7.50	(c)	(1.65)	27.68	45.47	(39.75)	17.64

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.03	(d)	1.03	1.04	1.04	1.03	1.05
Ratio of net expenses to average net assets (%) (e)	1.01	(d)	1.01	1.02	1.02	1.01	1.03
Ratio of net investment income to average net assets (%)	(0.37	)(d)	(0.45)	(0.33)	(0.30)	(0.16)	(0.08)
Portfolio turnover rate (%)	14.1	(c)	38.2	27.6	31.5	36.2	35.5
Net assets, end of period (in millions)	$849.6		$820.0	$796.7	$542.0	$314.0	$523.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.36		$9.75	$7.62	$5.24	$9.72	$8.67

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.01)		(0.04)	(0.02)	(0.01)	(0.01)	0.00 (b)
Net realized and unrealized gain (loss) on investments	0.77		(0.09)	2.15	2.39	(3.48)	1.49

Total from investment operations	0.76		(0.13)	2.13	2.38	(3.49)	1.49

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(1.30)		(0.26)	0.00	0.00	(0.99)	(0.43)

Total distributions	(1.30)		(0.26)	0.00	0.00	(0.99)	(0.44)

Net Asset Value, End of Period	$8.82		$9.36	$9.75	$7.62	$5.24	$9.72

Total Return (%) (h)	7.63	(c)	(1.63)	27.95	45.42	(39.60)	17.62

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.93	(d)	0.93	0.94	0.94	0.93	0.95
Ratio of net expenses to average net assets (%) (e)	0.91	(d)	0.91	0.92	0.92	0.91	0.93
Ratio of net investment income to average net assets (%)	(0.27	)(d)	(0.36)	(0.27)	(0.19)	(0.07)	0.00 (g)
Portfolio turnover rate (%)	14.1	(c)	38.2	27.6	31.5	36.2	35.5
Net assets, end of period (in millions)	$18.1		$18.3	$24.6	$22.2	$17.3	$37.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income was less than $0.01.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(f)	Distributions from net investment income were less than $0.01.
(g)	Ratio of net investment income to average net assets was less than 0.01%.
(h)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-11

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-12

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-13

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, foreign currency transaction, passive foreign investment companies (PFICs), deferred trustees’ compensation, capital loss carryforwards, and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from

MIST-14

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$5,640,384	0.750%	All

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Metropolitan Series Fund (“MSF”) in the aggregate exceed $750,000,000, (ii) the Subadviser subadvises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. The Adviser has voluntarily agreed to reduce its management fee for the Portfolio by the amount waived (if any) by the Subadviser for the Portfolio pursuant to this voluntary subadvisory fee waiver. Amounts waived for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

The subadvisory fee waiver schedule for the period January 1 through June 30, 2012 was:

Percentage Fee Waiver	Combined Assets
0.0%	First $750 Million
5.0%	Next $750 Million
7.5%	Next $1.5 Billion
10.0%	Excess over $3 Billion

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average daily net assets of the Portfolio attributable to its Class B and Class E Shares with respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

MIST-15

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$203,159,444	$—	$261,677,011

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six month ended June 30, 2012, the Portfolio did not enter into futures contracts. At June 30, 2012, the Portfolio did not have any open futures contracts.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

MIST-16

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 is as follows:

Security Description	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at June 30, 2012	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	52,965,574	129,928,303	(100,767,440)	82,126,437	$27,420

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$—	$—	$42,980,955	$—	$42,980,955	$—

There were no distributions paid for the year ending December 31, 2010.

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$22,100,359	$170,822,675	$201,795,634	$—	$394,718,668

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

10. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-17

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-18

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-19

Simplify your life…

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Met Investors Series Trust Third Avenue Small Cap Value Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Managed by Third Avenue Management LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Third Avenue Small Cap Value Portfolio returned 7.22% and 7.11%, respectively. The Portfolio’s benchmarks, the Russell 2000 Value Index1 and Dow Jones U.S. Small Cap Total Stock Market Index2, returned 8.23% and 8.85%, respectively over the same period.

MARKET ENVIRONMENT/CONDITIONS

Global equity markets staged a rebound in the early months of 2012 and then gave back much of their gains in the spring and early summer. The macro issues driving the markets were much the same, during this period, as they were in 2011. Investors remain justifiably concerned about a euro zone default and about growth prospects in the United States (“U.S.”), China and the emerging markets more broadly. “Risk free” government assets continue to draw flows away from equities, even as U.S. Treasuries pay negative real interest rates (interest less expected inflation).

As of the end of June, the Russell 2000 Value Index traded at 1.2 times book value (a richer valuation than the Portfolio), though we are finding pockets of opportunity both within and outside of the index. Worldwide, small cap merger and acquisition (“M&A”) volumes are down so far in 2012, which has translated to a favorable risk taking environment due to accommodative monetary policy.

PORTFOLIO REVIEW/PERIOD END POSITIONING

During the past six months, the Portfolio modestly underperformed its benchmarks. We attribute the vast majority of the Portfolio’s performance to stock selection, which is informed by our price conscious value investment philosophy. One area that outperformed the benchmarks where the Portfolio’s had no exposure was Utilities. Investors looking for yield in a low interest environment have bid up Utilities stocks, which tend to pay dividends. We tend not to buy with the herd, as prices quickly become too expensive. Additionally, the Portfolio carries cash as dry powder. Earlier in the year, cash levels approached 14% as a run-up in equities made idea sourcing difficult. As prices came down, we deployed capital and now hold 10.8% cash.

The three stocks that most detracted from performance are all Technology related and reliant on a mix of corporate and government spending, both of which are under pressure in the U.S. The largest performance detractor was Mantech International Corp, which we added to the Portfolio last year. Mantech provides information technology and technical consulting services to the U.S. government, primarily the defense and intelligence agencies. Mantech shares fell when management lowered growth expectations for the year, owing to uncertainty around reductions in the U.S. defense budget. The company is well financed, has a flexible cost structure and generates excess cash, which it has started to return to shareholders with a dividend instituted last year. Mantech is well positioned in areas that are a priority for the U.S. government, including intelligence and cyber security.

The second largest detractor to performance was Lexmark International, a manufacturer of printers, printing solutions and supplies. Macro concerns appear to be slowing information technology related spending. During the quarter, management provided lower-than-consensus guidance for the second quarter citing expectations for declines in the supplies channel inventory. Lexmark is focusing on higher-margin managed print services and software offerings for the enterprise market as it shifts from legacy low-end inkjet. The company remains well-financed and boosted its dividend by 20% in the quarter, evidencing its commitment toward shareholder value.

Finally, the third largest performance detractor was Tellabs, an equipment maker for the Telecommunications industry. Carrier capital spending in the U.S. was weak during the first half of 2012, contributing to March quarter revenue that was down 20% from the prior year period. Uncertainty persists around product transitions and the company continues to work to reduce costs and expand the business abroad. Tellabs remains extremely well-financed with no debt and cash and short term investments in excess of $1.1 billion, nearly 95% of the company’s market cap at the end of June.

The strongest performance contributor was Viterra Inc., which accepted a takeover bid by agricultural commodities firm Glencore International at a significant premium to its market value and to the Portfolio’s average purchase price. In anticipation of the deal closing by end of summer, we sold the Portfolio’s stake in Viterra near the deal price.

The second strongest contributor was Madison Square Garden. The company, which owns the Madison Square Garden arena in mid-town Manhattan, the Chicago Theater, the New York Knicks and the New York Rangers, has been renovating its marquis property to improve visitor experience and profitability. It started the year by resolving a dispute with TimeWarner Cable over local subscriber access to its sports franchises, the company reported fiscal third quarter revenues that were up 21% year-over-year with net income up 63%, and both the Knicks and Rangers had more successful seasons than some might have expected.

The third most significant performance contributor was Cavco Industries. Cavco reported that fiscal fourth quarter revenues and pretax earnings increased by 15% and 129%, respectively, driven primarily by the company’s recently acquired Fleetwood and Palm Harbor assets.

While not specific to small cap companies, historically low natural gas prices are affecting valuations not just among natural gas exploration and production companies but coal companies, power generation companies and other manufacturing companies that utilize the resource. We are on the lookout for opportunities that arise because of this, particularly if they are a step or two beyond the obvious, such as Cloud Peak which was added to the Portfolio during the last six months.

MIST-1

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Managed by Third Avenue Management LLC

Portfolio Manager Commentary*—(Continued)

As stock prices fell after the first quarter, we added significantly to the Portfolio. In all, we have initiated ten new investments this year (two in the first quarter, eight in the second) while we closed out eight positions. In aggregate, this brought our cash balances down from 13.7% to 10.8%. We also believe that we have enhanced the financial quality of the Portfolio by favoring companies with stronger balance sheets. As of the end of the quarter, the Portfolio has just over 80% of assets invested in the U.S. and about 9% of assets invested abroad.

Curtis Jensen

Portfolio Manager

Third Avenue Management LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

THIRD AVENUE SMALL CAP VALUE PORTFOLIO MANAGED BY

THIRD AVENUE MANAGEMENT LLC VS. RUSSELL 2000 VALUE INDEX1 AND

DOW JONES U.S. SMALL CAP TOTAL STOCK MARKET INDEX2

AVERAGE ANNUAL RETURN3 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	10 Year
Third Avenue Small Cap Value Portfolio
Class A	7.22	-4.84	-0.94	8.03
Class B	7.11	-5.05	-1.19	7.77
Russell 2000 Value Index[1]	8.23	-1.44	-1.05	6.50
Dow Jones U.S. Small Cap Total Stock Market Index[2]	8.85	-1.89	2.20	9.13

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

2 The Dow Jones U.S. Small Cap Total Stock Market Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones U.S. Total Full Cap Equity Index available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The indexes do not include fees or expenses and are not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Ingram Micro, Inc.—Class A	3.0
Cavco Industries, Inc.	2.8
SEACOR Holdings, Inc.	2.8
Vail Resorts, Inc.	2.7
Teleflex, Inc.	2.5
Madison Square Garden Co. (The)—Class A	2.5
Alleghany Corp.	2.4
Canfor Corp.	2.4
SemGroup Corp.—Class A	2.3
Liberty Media Corp.—Liberty Capital—Class A	2.0

Top Sectors

% of Market Value of Total Investments
Consumer Discretionary	17.8
Information Technology	17.0
Financials	14.2
Materials	13.9
Industrials	11.0
Cash & Cash Equivalents	10.9
Energy	9.5
Health Care	4.2
Consumer Staples	1.5

MIST-3

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Third Avenue Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.75%	$1,000.00	$1,072.20	$3.86
	Hypothetical*	0.75%	$1,000.00	$1,021.13	$3.77

Class B(a)	Actual	1.00%	$1,000.00	$1,071.10	$5.15
	Hypothetical*	1.00%	$1,000.00	$1,019.89	$5.02

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-4

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—89.0% of Net Assets

Security Description	Shares	Value

Auto Components—2.0%
Superior Industries International, Inc. (a)	1,685,022	$27,583,810

Building Products—0.7%
Insteel Industries, Inc.	855,820	9,542,393

Capital Markets—0.9%
Westwood Holdings Group, Inc.	315,624	11,760,150

Chemicals—6.8%
Lanxess AG	256,997	16,211,063
LSB Industries, Inc.*	505,139	15,613,846
Minerals Technologies, Inc.	291,892	18,616,872
Sensient Technologies Corp.	528,771	19,421,759
Stepan Co.	140,297	13,213,171
Westlake Chemical Corp.	188,675	9,860,156

		92,936,867

Commercial Banks—0.3%
First Niagara Financial Group, Inc.	451,909	3,457,104

Commercial Services & Supplies—1.6%
Unifirst Corp.	352,640	22,480,800

Communications Equipment—2.2%
Bel Fuse, Inc. - Class B (a)	623,781	10,984,783
Sycamore Networks, Inc.*	279,221	4,054,289
Tellabs, Inc.	4,715,162	15,701,490

		30,740,562

Computers & Peripherals—2.6%
Electronics for Imaging, Inc.*	732,272	11,899,420
Lexmark International, Inc. - Class A	920,183	24,458,464

		36,357,884

Construction & Engineering—1.1%
EMCOR Group, Inc.	554,429	15,424,215

Diversified Financial Services—2.5%
Ackermans & van Haaren N.V.	246,523	19,386,024
Leucadia National Corp.	698,742	14,862,242

		34,248,266

Electrical Equipment—0.9%
Encore Wire Corp.	468,915	12,557,544

Electronic Equipment, Instruments & Components—7.3%
AVX Corp.	1,849,452	19,770,642
Electro Scientific Industries, Inc.	1,002,167	11,845,614
Ingram Micro, Inc. - Class A*	2,347,848	41,016,905
Park Electrochemical Corp.	408,704	10,577,259
Rofin-Sinar Technologies, Inc.*	913,721	17,296,738

		100,507,158

Energy Equipment & Services—5.6%
Bristow Group, Inc.	580,877	23,624,268

Energy Equipment & Services—(Continued)
Pioneer Drilling Co.*	1,881,807	$14,998,002
SEACOR Holdings, Inc.*	424,959	37,982,835

		76,605,105

Food Products—1.5%
Alico, Inc.	4,348	132,788
Darling International, Inc.*	508,613	8,387,028
J&J Snack Foods Corp.	213,014	12,589,128

		21,108,944

Health Care Equipment & Supplies—3.6%
Haemonetics Corp.*	195,698	14,503,179
Teleflex, Inc.	572,094	34,846,245

		49,349,424

Health Care Providers & Services—0.6%
Cross Country Healthcare, Inc.* (a)	1,730,637	7,562,884

Hotels, Restaurants & Leisure—2.7%
Vail Resorts, Inc.	731,559	36,636,475

Household Durables—5.1%
Cavco Industries, Inc.* (a)	744,888	38,197,857
Harman International Industries, Inc.	471,406	18,667,677
Skyline Corp. (a)	322,200	1,636,776
Stanley Furniture Co., Inc.* (a)	2,717,608	10,843,256

		69,345,566

Insurance—7.0%
Alleghany Corp.*	97,975	33,287,006
Arch Capital Group, Ltd.*	335,301	13,308,097
E-L Financial Corp., Ltd.	28,055	11,435,837
HCC Insurance Holdings, Inc.	708,295	22,240,463
Montpelier Re Holdings, Ltd.	726,956	15,476,893

		95,748,296

IT Services—3.5%
Broadridge Financial Solutions, Inc.	1,158,761	24,646,846
Mantech International Corp.	1,016,900	23,866,643

		48,513,489

Leisure Equipment & Products—0.9%
Jakks Pacific, Inc.	730,752	11,699,339

Machinery—5.3%
Alamo Group, Inc.	449,869	14,112,390
Kennametal, Inc.	676,425	22,423,489
Oshkosh Corp.*	1,264,923	26,500,137
Wacker Neuson SE	684,178	9,040,674

		72,076,690

Media—4.5%
Liberty Media Corp. - Liberty Capital - Class A*	315,525	27,737,803

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Madison Square Garden Co. (The) - Class A*	907,443	$33,974,666

		61,712,469

Metals & Mining—3.4%
Compass Minerals International, Inc.	308,320	23,518,650
Kaiser Aluminum Corp.	443,556	22,993,943

		46,512,593

Oil, Gas & Consumable Fuels—3.9%
Cimarex Energy Co.	105,378	5,808,435
Cloud Peak Energy, Inc.*	989,409	16,730,906
SemGroup Corp. - Class A*	987,523	31,531,610

		54,070,951

Paper & Forest Products—3.7%
Canfor Corp.*	2,762,000	32,934,564
PH Glatfelter Co.	1,095,588	17,934,776

		50,869,340

Professional Services—1.4%
ICF International, Inc.*	809,832	19,306,395

Real Estate Investment Trusts—2.2%
Excel Trust, Inc.	494,496	5,914,172
Origen Financial, Inc.*	811,331	1,135,863
Segro plc	6,789,397	23,143,696

		30,193,731

Real Estate Management & Development—0.8%
Hang Lung Group, Ltd.	539,000	3,321,883
Wheelock & Co., Ltd.	2,202,000	8,324,061

		11,645,944

Software—1.2%
Progress Software Corp.*	802,954	16,757,650

Specialty Retail—2.8%
American Eagle Outfitters, Inc.	637,568	12,579,217
Haverty Furniture Cos., Inc. (a)	1,032,896	11,537,448
Jos A Bank Clothiers, Inc.*	325,138	13,805,359

		37,922,024

Thrifts & Mortgage Finance—0.4%
Kearny Financial Corp.	535,494	5,188,937

Total Common Stocks (Cost $1,144,056,465)		1,220,422,999

Preferred Stocks—0.2%
Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts—0.2%
Excel Trust, Inc. (Cost—$3,010,291)	118,300	$3,002,454

Short-Term Investments—10.9%

Repurchase Agreement—10.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $149,103,124 on 07/02/12, collateralized by $152,055,000 Federal Home Loan Bank at 0.500% due 06/13/14 with a value of $152,088,790.	$149,103,000	149,103,000

Total Short-Term Investments (Cost $149,103,000)		149,103,000

Total Investments—100.1% (Cost $1,296,169,756#)		1,372,528,453
Other assets and liabilities (net)—(0.1)%		(838,353)

Net Assets—100.0%		$1,371,690,100

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,296,169,756. The aggregate unrealized appreciation and depreciation of investments were $148,112,576 and $(71,753,879), respectively, resulting in net unrealized appreciation of $76,358,697 for federal income tax purposes.
*	Non-income producing security.
(a)	Affiliated Issuer. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the investment of affiliated issuers.)

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$27,583,810	$—	$—	$27,583,810
Building Products	9,542,393	—	—	9,542,393
Capital Markets	11,760,150	—	—	11,760,150
Chemicals	76,725,804	16,211,063	—	92,936,867
Commercial Banks	3,457,104	—	—	3,457,104
Commercial Services & Supplies	22,480,800	—	—	22,480,800
Communications Equipment	30,740,562	—	—	30,740,562
Computers & Peripherals	36,357,884	—	—	36,357,884
Construction & Engineering	15,424,215	—	—	15,424,215
Diversified Financial Services	14,862,242	19,386,024	—	34,248,266
Electrical Equipment	12,557,544	—	—	12,557,544
Electronic Equipment, Instruments & Components	100,507,158	—	—	100,507,158
Energy Equipment & Services	76,605,105	—	—	76,605,105
Food Products	21,108,944	—	—	21,108,944
Health Care Equipment & Supplies	49,349,424	—	—	49,349,424
Health Care Providers & Services	7,562,884	—	—	7,562,884
Hotels, Restaurants & Leisure	36,636,475	—	—	36,636,475
Household Durables	69,345,566	—	—	69,345,566
Insurance	95,748,296	—	—	95,748,296
IT Services	48,513,489	—	—	48,513,489
Leisure Equipment & Products	11,699,339	—	—	11,699,339
Machinery	63,036,016	9,040,674	—	72,076,690
Media	61,712,469	—	—	61,712,469
Metals & Mining	46,512,593	—	—	46,512,593
Oil, Gas & Consumable Fuels	54,070,951	—	—	54,070,951
Paper & Forest Products	50,869,340	—	—	50,869,340
Professional Services	19,306,395	—	—	19,306,395
Real Estate Investment Trusts	7,050,035	23,143,696	—	30,193,731
Real Estate Management & Development	—	11,645,944	—	11,645,944
Software	16,757,650	—	—	16,757,650
Specialty Retail	37,922,024	—	—	37,922,024
Thrifts & Mortgage Finance	5,188,937	—	—	5,188,937
Total Common Stocks	1,140,995,598	79,427,401	—	1,220,422,999
Total Preferred Stocks*	3,002,454	—	—	3,002,454
Total Short-Term Investments*	—	149,103,000	—	149,103,000
Total Investments	$1,143,998,052	$228,530,401	$—	$1,372,528,453

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)		$1,115,078,639
Affiliated investments at value (b)		108,346,814
Repurchase Agreement		149,103,000
Cash		596
Receivable for investments sold		10,029,271
Receivable for shares sold		204,074
Dividends receivable		1,425,473
Interest receivable		83

Total Assets		1,384,187,950
Liabilities
Payables for:
Investments purchased	$10,689,260
Shares redeemed	769,558
Accrued Expenses:
Management fees	788,230
Distribution and service fees—Class B	106,498
Administration fees	4,151
Custodian and accounting fees	43,818
Deferred trustees’ fees	29,886
Other expenses	66,449

Total Liabilities		12,497,850

Net Assets		$1,371,690,100

Net assets represented by
Paid in surplus		$1,446,628,527
Accumulated net realized loss		(154,379,935)
Unrealized appreciation on investments, affiliated investments and foreign currency transactions		76,344,376
Undistributed net investment income		3,097,132

Net Assets		$1,371,690,100

Net Assets
Class A		$836,679,933
Class B		535,010,167
Capital Shares Outstanding*
Class A		57,514,949
Class B		36,984,916
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$14.55
Class B		14.47

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement and affiliated investments, was $1,032,883,295.
(b)	Identified cost of affiliated investments was $114,183,461.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$7,965,835
Dividends from affiliated investments		1,011,842
Interest		8,564

Total investment income		8,986,241
Expenses
Management fees	$5,046,489
Administration fees	20,160
Custodian and accounting fees	88,745
Distribution and service fees—Class B	688,487
Audit and tax services	18,014
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	48,970
Insurance	4,379
Miscellaneous	4,015

Total expenses	5,955,770
Less management fee waiver	(94,070)

Net expenses	5,861,700

Net Investment Income		3,124,541

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		66,762,242
Affiliated Investments		(15,014,784)
Foreign currency transactions		(26,359)

Net realized gain on investments, affiliated investments and foreign currency transactions		51,721,099

Net change in unrealized appreciation (depreciation) on:
Investments		9,980,222
Affiliated investments		27,184,193
Foreign currency transactions		(3,677)

Net change in unrealized appreciation on investments, affiliated investments and foreign currency transactions		37,160,738

Net realized and unrealized gain on investments, affiliated investments and foreign currency transactions		88,881,837

Net Increase in Net Assets From Operations		$92,006,378

(a)	Net of foreign withholding taxes of $312,947.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,124,541	$554,339
Net realized gain (loss) on investments, affiliated investments and foreign currency transactions	51,721,099	(288,398)
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency transactions	37,160,738	(133,954,692)

Net increase (decrease) in net assets resulting from operations	92,006,378	(133,688,751)

Distributions to Shareholders
From net investment income
Class A	—	(7,475,653)
Class B	—	(6,576,253)

Net decrease in net assets resulting from distributions	—	(14,051,906)

Net increase (decrease) in net assets from capital share transactions	(7,012,288)	214,013,502

Net increase in net assets	84,994,090	66,272,845

Net Assets
Net assets at beginning of period	1,286,696,010	1,220,423,165

Net assets at end of period	$1,371,690,100	$1,286,696,010

Undistributed (distributions in excess of) net investment income at end of period	$3,097,132	$(27,409)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	2,286,253	$33,247,852	26,238,325	$405,388,145
Reinvestments	—	—	471,650	7,475,653
Redemptions	(415,646)	(6,147,705)	(9,636,855)	(151,112,282)

Net increase	1,870,607	$27,100,147	17,073,120	$261,751,516

Class B
Sales	1,122,265	$16,244,815	4,576,453	$66,866,664
Reinvestments	—	—	415,955	6,576,253
Redemptions	(3,477,784)	(50,357,250)	(8,367,898)	(121,180,931)

Net decrease	(2,355,519)	$(34,112,435)	(3,375,490)	$(47,738,014)

Increase (decrease) derived from capital shares transactions		$(7,012,288)		$214,013,502

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.57		$15.04	$12.68	$10.29	$15.75	$17.48

Income (Loss) From Investment Operations
Net investment income (a)	0.04		0.03	0.03	0.17	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.94		(1.31)	2.51	2.50	(4.46)	(0.54)

Total from investment operations	0.98		(1.28)	2.54	2.67	(4.30)	(0.37)

Less Distributions
Distributions from net investment income	0.00		(0.19)	(0.18)	(0.16)	(0.15)	(0.21)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.12)	(1.01)	(1.15)

Total distributions	0.00		(0.19)	(0.18)	(0.28)	(1.16)	(1.36)

Net Asset Value, End of Period	$14.55		$13.57	$15.04	$12.68	$10.29	$15.75

Total Return (%) (e)	7.22	(b)	(8.70)	20.15	26.82	(29.69)	(2.79)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.77	(c)	0.77	0.78	0.78	0.77	0.76
Ratio of net expenses to average net assets (%) (d)	0.75	(c)	0.77	0.78	0.78	0.77	0.76
Ratio of net investment income to average net assets (%)	0.56	(c)	0.17	0.22	1.62	1.18	0.99
Portfolio turnover rate (%)	24.6	(b)	47.7	11.4	12.9	39.8	36.0
Net assets, end of period (in millions)	$836.7		$755.1	$580.3	$727.2	$747.1	$1,171.6

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.51		$14.99	$12.64	$10.25	$15.68	$17.41

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.02		(0.02)	0.02	0.16	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.94		(1.30)	2.48	2.48	(4.44)	(0.54)

Total from investment operations	0.96		(1.32)	2.50	2.64	(4.31)	(0.41)

Less Distributions
Distributions from net investment income	0.00		(0.16)	(0.15)	(0.13)	(0.11)	(0.17)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.12)	(1.01)	(1.15)

Total distributions	0.00		(0.16)	(0.15)	(0.25)	(1.12)	(1.32)

Net Asset Value, End of Period	$14.47		$13.51	$14.99	$12.64	$10.25	$15.68

Total Return (%) (e)	7.11	(b)	(8.98)	19.90	26.45	(29.82)	(3.02)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.02	(c)	1.02	1.03	1.03	1.02	1.01
Ratio of net expenses to average net assets (%) (d)	1.00	(c)	1.02	1.03	1.03	1.02	1.01
Ratio of net investment income to average net assets (%)	0.30	(c)	(0.11)	0.15	1.46	0.92	0.76
Portfolio turnover rate (%)	24.6	(b)	47.7	11.4	12.9	39.8	36.0
Net assets, end of period (in millions)	$535.0		$531.6	$640.1	$549.9	$444.0	$741.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Third Avenue Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a

MIST-11

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-12

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees’ compensation, capital loss carryforwards, and losses deferred due to wash sales, Real Estate Investment Trust (REITs), and return of capital from certain securities as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded as Net realized gains and losses on investments. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Third Avenue Management LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$5,046,489	0.750%	First $1 billion
	0.700%	Over $1 billion

MIST-13

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Over $1 billion

An identical agreement was in place for the period January 1, 2012 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$332,590,219	$—	$295,724,949

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and

MIST-14

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2012 was as follows:

Security Description	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at June 30, 2012
Bel Fuse, Inc. - Class B	518,491	105,290	—	623,781
Cavco Industries, Inc.	787,653	—	(42,765)	744,888
Cross Country Healthcare, Inc.	2,070,515	—	(339,878)	1,730,637
Haverty Furniture Cos., Inc.	1,474,149	—	(441,253)	1,032,896
Skyline Corp.	769,501	—	(447,301)	322,200
Stanley Furniture Co., Inc.	2,930,178	—	(212,570)	2,717,608
Superior Industries International, Inc.	1,941,976	—	(256,954)	1,685,022

Security Description	Net Realized Gain/(Loss)	Return of Capital	Dividend Income	Ending Value as of June 30, 2012
Bel Fuse, Inc. - Class B	$—	$—	$72,589	$10,984,783
Cavco Industries, Inc.	1,655,288	—	—	38,197,857
Cross Country Healthcare, Inc.	(3,550,436)	—	—	7,562,884
Haverty Furniture Cos., Inc.	(35,670)	—	43,270	11,537,448
Skyline Corp.	(8,654,723)	—	—	1,636,776
Stanley Furniture Co., Inc.	(3,365,550)	—	—	10,843,256
Superior Industries International, Inc.	(1,063,693)	—	895,983	27,583,810

	$(15,014,784)	$—	$1,011,842	$108,346,814

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$14,051,906	$17,140,099	$—	$—	$14,051,906	$17,140,099

There were no distributions paid for the year ending December 31, 2010.

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$—	$—	$37,194,136	$(204,113,874)	$(166,919,738)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards. As of December 31, 2011, the post-enactment accumulated capital losses were $1,343,953 and the pre-enactment accumulated capital loss carryforwards expiring on December 31, 2017 were $202,769,921.

MIST-15

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-16

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-17

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

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Met Investors Series Trust Turner Mid Cap Growth Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Managed by Turner Investments, L.P.

Portfolio Manager Commentary*

Performance

For the six-month period ended June 30, 2012, the Class A and B shares of the Turner Mid Cap Growth Portfolio returned 5.24% and 5.17%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 8.10% over the same period.

Market Environment/Conditions

During the first three months of the year, the market shook off concerns regarding the lingering European debt crisis and rising oil prices, and responded favorably to a number of positive economic signals, such as the falling unemployment rate, an up-tick in consumer confidence, improving automobile sales and positive capital goods spending. Residential housing remained a wild card. However, new housing manufacturing and existing home inventory data appeared to indicate that we are at, or near, a long overdue bottom in this market. The Federal Reserve continued to maintain an accommodative stance to ensure that the recent economic improvement was sustainable. That said, fixed income investors began to take notice of the better economic data as the yield on 10-year US Treasury Notes increased 34 basis points to end the quarter at 2.2%. The stock market climbed steadily in the first three months of the year, with the S&P 500 Index generating a double-digit return of 12.5%, thus marking its best first-quarter performance since 1998.

The equity markets were then beset by worries for the next three months as Greece’s potential exit from the euro zone, ailing Spanish banks, and slowing economic growth both in the United States and abroad weighed heavily on investors’ minds. With the economic picture once again becoming cloudy Investors sought the safety of U.S. Treasuries, as the yield on the 10-Year Treasury Note declined from 2.2% to 1.7%. As investors flocked to safer Treasury investments, equities, as represented by the S&P 500 Index, traded 2.8% lower for the three-month period. A closer look at the equity market revealed that value stocks outperformed growth stocks across the market cap spectrum with the largest divergence in the midcap space, as the Russell Midcap Value Index outperformed the Russell Midcap Growth Index by 2.3% during the period. This outcome is not entirely unexpected as stocks with higher projected earnings growth prospects generally suffer in an environment of economic uncertainty. Despite the aforementioned headwinds which played a large role in investor sentiment and in the equity world, the stock market, as represented by the S&P 500 Index, produced a solid gain of 9.5% for the first six months of the year.

Portfolio Review/Period End Positioning

For the six-month period ending June 30, 2012, the results of the Portfolio, which focuses on investing in companies with above average earnings growth, trailed the results of the benchmark, the Russell Midcap Growth Index. On an absolute basis seven of the eight Global Industry Classification Standard (GICS) economic sectors in which the Portfolio was invested generated positive results during the period, led by the Consumer Staples and Health Care sectors. On a relative basis, the Energy and Consumer Discretionary sectors were the worst performing sectors. Weakness in these areas was partially offset by the outperformance in the Consumer Staples sector.

The Portfolio’s Energy holdings posted a negative return and detracted the most from relative results. Impairing results were Portfolio holdings SM Energy and Alpha Natural Resources which posted subpar returns. Oil and gas producer SM Energy fell after the company slightly lowered its production outlook for its dry gas drilling in the Haynesville Shale located in parts of Arkansas, Louisiana, and Texas. Shares of coal producer Alpha Natural Resources were pressured during the period due in part to mild weather across much of the U.S. and competition from natural gas as customers used cheaper natural gas for power generation. As a result, the company reduced its 2012 shipments of coal by approximately four million tons. Both stocks were sold from the Portfolio.

Despite relief at the gas pump, consumer confidence as measured by the Consumer Confidence Index was shaken during the period due to worries over the health of the U.S. economy. With this as a backdrop, the Consumer Discretionary sector detracted from relative performance. The retail industry was one of the harder hit areas within the consumer space evidenced with the decline of both Coach and Ralph Lauren. In the case of Ralph Lauren, the specialty retailer has benefitted from strong growth in the U.S. market as it reported better than expected earnings during the period but instead investors focused on the company’s conservative forecast due to its exposure to Europe. High-end handbag maker Coach continued to see growth in its North America operations however it was the pace of slower growth that had investors worried. We remain steadfast with this long-term holding

The Consumer Staples sector was the primary area of strength for the Portfolio aided by the Portfolio’s organic and natural food holdings. Two stocks to note that posted double digit gains and contributed to relative results were Whole Foods Market Inc. and Hain Celestial Group. Upscale food retailer Whole Foods continues to be pillar of strength in the Portfolio highlighted by its robust same store sales and margins improvement. The company has done a nice job of reducing its debt, offering more affordable food options to consumers, and has shifted the focus back to its grass roots approach of providing healthier foods. Organic and natural food company Hain Celestial experienced a strong quarter aided by its exposure to the high-end consumer. The company is a direct beneficiary of the strong trends we are seeing in the Natural and Organic Food industry as sales at mainstream supermarkets have climbed due to healthier lifestyles by consumers.

While there was not a good deal to cheer about within the Energy sector as previously mentioned, Portfolio holding Cabot Oil & Gas was a bright spot in this otherwise dismal sector. The natural gas and oil explorer rebounded strongly after a disappointing start to the year aided by improved production in its Appalachia operations. In our view, Cabot’s large exposure to fast-growing fields, such as the Marcellus shale in the Appalachia region of the U.S. and the Eagle Ford shale in Texas, should provide the company with strong growth prospects. Additionally, the company is selling non-critical acreage, highlighted recently by with a $250 million announced deal with

MIST-1

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Managed by Turner Investments, L.P.

Portfolio Manager Commentary*—(Continued)

Osaka Gas, which should allow the company to finance its faster growing and more lucrative shale plays.

Another Portfolio holding that contributed to relative gains was the Information Technology holding Salesforce.com. During the period, the company reported earnings ahead of Wall Street estimates, which sent the stock price soaring. The company’s revenue growth is a sign that it continues to win business from large corporations as they get more comfortable with the idea of storing information “in the cloud” as opposed to on individual servers.

As growth investors we are focused on investing in companies that have earnings growth prospects that exceed the broader market and Wall Street analysts’ estimates, and provide the potential for valuation expansion. The Portfolio continues to be positioned in those high earnings growth companies in which our 25 member investment team has the highest level of conviction. Within Information Technology, we maintain an overweight position in semiconductors on the strength of the mobile phone and tablet markets and we have increased the Portfolio’s commercial bank exposure within the Financials sector. Within Health Care, the Portfolio did not have exposure to Health Care Providers and Services or Health Care Equipment and Supplies Stocks.

Christopher McHugh

Vice Chairman and Senior Portfolio Manager

Turner Investments, L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-2

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

TURNER MID CAP GROWTH PORTFOLIO MANAGED BY

TURNER INVESTMENT, L.P. VS. RUSSELL MIDCAP GROWTH INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
Turner Mid Cap Growth Portfolio
Class A	5.24	-10.71	0.81	5.76
Class B	5.17	-10.91	0.57	5.51
Russell Midcap Growth Index[1]	8.10	-2.99	1.90	6.83

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A and Class B shares is 5/1/2004. Index returns are based on an inception date of 5/1/2004.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Citrix Systems, Inc.	2.4
NXP Semiconductor N.V.	2.3
Whole Foods Market, Inc.	2.2
Alexion Pharmaceuticals, Inc.	2.2
Starwood Hotels & Resorts Worldwide, Inc.	2.1
ON Semiconductor Corp.	2.1
Broadcom Corp.- Class A	2.1
AutoZone, Inc.	2.0
SXC Health Solutions Corp.	1.8
Cerner Corp.	1.8

Top Sectors

% of Market Value of Total Investments
Information Technology	25.0
Consumer Discretionary	22.9
Industrials	13.2
Health Care	12.2
Financials	9.6
Consumer Staples	6.4
Materials	5.3
Energy	4.7
Cash & Cash Equivalents	0.7

MIST-3

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees;and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred toas “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period,January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values andactual expenses. You may use the information in this line, together with the amount you invested in the particular share classof the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (forexample, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under theheading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account valuesand hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year beforeexpenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimatethe actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoingcosts of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypotheticalexamples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any feesor charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans maybear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful incomparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition,if these other costs were included, your costs would have been higher.

Turner Mid Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A	Actual	0.87%	$1,000.00	$1,052.40	$4.44
	Hypothetical*	0.87%	$1,000.00	$1,020.54	$4.37

Class B	Actual	1.12%	$1,000.00	$1,051.70	$5.71
	Hypothetical*	1.12%	$1,000.00	$1,019.24	$5.62

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

MIST-4

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
BE Aerospace, Inc.*	36,280	$1,583,985
Hexcel Corp.* (a)	63,950	1,649,270

		3,233,255

Airlines—1.2%
United Continental Holdings, Inc.* (a)	91,451	2,225,003

Auto Components—1.0%
BorgWarner, Inc.* (a)	27,180	1,782,736

Automobiles—1.2%
Harley-Davidson, Inc.	45,440	2,077,971

Beverages—1.7%
Monster Beverage Corp.*	42,260	3,008,912

Biotechnology—5.1%
Alexion Pharmaceuticals, Inc.*	39,270	3,899,511
ARIAD Pharmaceuticals, Inc.*	50,240	864,630
Cepheid, Inc.* (a)	24,690	1,104,878
Medivation, Inc.*	17,530	1,602,242
Regeneron Pharmaceuticals, Inc.* (a)	14,960	1,708,731

		9,179,992

Capital Markets—1.8%
Affiliated Managers Group, Inc.*	29,180	3,193,751

Chemicals—4.1%
Airgas, Inc.	25,110	2,109,491
Eastman Chemical Co.	43,590	2,195,628
PPG Industries, Inc.	28,730	3,048,828

		7,353,947

Commercial Banks—2.3%
First Republic Bank*	55,280	1,857,408
Signature Bank* (a)	37,070	2,260,158

		4,117,566

Commercial Services & Supplies—0.9%
Clean Harbors, Inc.*	29,600	1,670,032

Communications Equipment—2.7%
F5 Networks, Inc.*	20,966	2,087,375
JDS Uniphase Corp.*	120,180	1,321,980
Juniper Networks, Inc.*	82,600	1,347,206

		4,756,561

Construction & Engineering—0.7%
KBR, Inc.	54,210	1,339,529

Containers & Packaging—1.2%
Crown Holdings, Inc.*	59,870	2,064,916

Diversified Financial Services—1.6%
IntercontinentalExchange, Inc.*	21,550	$2,930,369

Electrical Equipment—1.3%
Roper Industries, Inc.	22,870	2,254,525

Electronic Equipment, Instruments & Components—0.9%
Trimble Navigation, Ltd.*	35,900	1,651,759

Energy Equipment & Services—0.9%
FMC Technologies, Inc.*	41,290	1,619,807

Food & Staples Retailing—2.2%
Whole Foods Market, Inc.	41,920	3,995,814

Food Products—2.5%
Hain Celestial Group, Inc. (The)* (a)	32,890	1,810,266
Mead Johnson Nutrition Co.	32,460	2,613,354

		4,423,620

Health Care Equipment & Supplies—0.6%
IDEXX Laboratories, Inc.* (a)	11,650	1,119,915

Health Care Technology—3.6%
Cerner Corp.*	39,110	3,232,832
SXC Health Solutions Corp.*	32,970	3,270,954

		6,503,786

Hotels, Restaurants & Leisure—3.7%
Starwood Hotels & Resorts Worldwide, Inc.	72,770	3,859,721
Wynn Resorts, Ltd.	26,830	2,782,807

		6,642,528

Household Durables—0.7%
Toll Brothers, Inc.*	40,600	1,207,038

Insurance—0.8%
Brown & Brown, Inc.	49,590	1,352,319

Internet Software & Services—1.4%
LinkedIn Corp. - Class A*	22,980	2,442,085

IT Services—1.3%
Fiserv, Inc.*	32,210	2,326,206

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.	59,170	2,321,831

Machinery—2.9%
Colfax Corp.* (a)	38,830	1,070,543
Joy Global, Inc.	42,580	2,415,563
SPX Corp.	25,730	1,680,684

		5,166,790

Media—1.2%
Discovery Communications, Inc. - Class A*	41,240	2,226,960

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—4.0%
Dollar Tree, Inc.*	45,880	$2,468,344
Family Dollar Stores, Inc.	28,640	1,903,987
Nordstrom, Inc.	54,770	2,721,522

		7,093,853

Oil, Gas & Consumable Fuels—3.7%
Cabot Oil & Gas Corp.	61,810	2,435,314
Concho Resources, Inc.*	34,730	2,956,217
Plains Exploration & Production Co.*	37,760	1,328,397

		6,719,928

Pharmaceuticals—1.5%
Perrigo Co. (a)	23,131	2,727,839

Professional Services—1.9%
Equifax, Inc.	37,320	1,739,112
Manpower, Inc.	45,250	1,658,413

		3,397,525

Real Estate Investment Trusts—1.6%
AvalonBay Communities, Inc.	20,830	2,947,028

Real Estate Management & Development—1.5%
CBRE Group, Inc. - Class A*	167,300	2,737,028

Road & Rail—1.2%
Genesee & Wyoming, Inc. - Class A* (a)	41,810	2,209,240

Semiconductors & Semiconductor Equipment—14.1%
ASML Holding N.V.	44,580	2,292,304
Avago Technologies, Ltd.	76,060	2,730,554
Broadcom Corp. - Class A*	112,930	3,817,034
Cavium, Inc.* (a)	76,000	2,128,000
Cypress Semiconductor Corp.* (a)	122,090	1,614,030
Lam Research Corp.*	85,080	3,210,919
NXP Semiconductor N.V.* (a)	175,270	4,075,027
ON Semiconductor Corp.*	542,940	3,854,874
Teradyne, Inc.* (a)	119,870	1,685,372

		25,408,114

Software—4.6%
Citrix Systems, Inc.*	51,320	4,307,801
Fortinet, Inc.*	35,320	820,131
TIBCO Software, Inc.*	107,460	3,215,203

		8,343,135

Specialty Retail—7.1%
American Eagle Outfitters, Inc.	67,870	1,339,075
AutoZone, Inc.*	9,980	3,664,357
Bed Bath & Beyond, Inc.*	48,400	2,991,120
GNC Holdings, Inc. - Class A (a)	42,230	1,655,416
Guess?, Inc. (a)	50,380	1,530,041
Sally Beauty Holdings, Inc.*	58,530	1,506,562

		12,686,571

Textiles, Apparel & Luxury Goods—4.2%
Coach, Inc.	40,250	$2,353,820
Lululemon Athletica, Inc.*	20,760	1,237,919
Ralph Lauren Corp.	15,000	2,100,900
Under Armour, Inc. - Class A* (a)	18,690	1,765,831

		7,458,470

Trading Companies & Distributors—1.2%
W.W. Grainger, Inc.	11,600	2,218,384

Total Common Stocks (Cost $161,775,376)		178,136,638

Short-Term Investments—13.4%

Mutual Fund—12.7%
State Street Navigator Securities Lending Prime Portfolio (b)	22,906,613	22,906,613

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $1,302,001, on 07/02/12, collateralized by $1,330,000 U.S. Treasury Note at 0.375% due 04/15/15 with a value of $1,328,338.	$1,302,000	1,302,000

Total Short-Term Investments (Cost $24,208,613)		24,208,613

Total Investments—112.6% (Cost $185,983,989#)		202,345,251
Other assets and liabilities (net)—(12.6)%		(22,704,384)

Net Assets—100.0%		$179,640,867

*	Non-income producing security.
#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $185,983,989. The aggregate unrealized appreciation and depreciation of investments were $21,747,235 and $(5,385,973), respectively, resulting in net unrealized appreciation of $16,361,262 for federal income tax purposes.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $23,228,443 and the collateral received consisted of cash in the amount of $22,906,613. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$178,136,638	$—	$—	$178,136,638
Short-Term Investments
Mutual Fund	22,906,613	—	—	22,906,613
Repurchase Agreement	—	1,302,000	—	1,302,000
Total Short-Term Investments	22,906,613	1,302,000	—	24,208,613
Total Investments	$201,043,251	$1,302,000	$—	$202,345,251

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$202,345,251
Cash		4,457
Receivable for investments sold		2,413,063
Receivable for shares sold		26,658
Dividends receivable		97,812

Total Assets		204,887,241
Liabilities
Payables for:
Investments purchased	$2,074,598
Shares redeemed	35,373
Collateral for securities loaned	22,906,613
Accrued Expenses:
Management fees	114,950
Distribution and service fees—Class B	20,436
Administration fees	1,212
Custodian and accounting fees	7,651
Deferred trustees’ fees	29,886
Other expenses	55,655

Total Liabilities		25,246,374

Net Assets		$179,640,867

Net Assets Represented by
Paid in surplus		$131,325,722
Accumulated net realized gain		32,437,935
Unrealized appreciation on investments		16,361,262
Accumulated net investment loss		(484,052)

Net Assets		$179,640,867

Net Assets
Class A		$77,337,850
Class B		102,303,017
Capital Shares Outstanding*
Class A		6,789,661
Class B		9,199,484
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$11.39
Class B		11.12

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $185,983,989.
(b)	Includes securities loaned at value of $23,228,443.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$729,515
Interest (a)		42,411

Total investment income		771,926
Expenses
Management fees	$1,053,150
Administration fees	4,787
Custodian and accounting fees	16,421
Distribution and service fees—Class B	135,584
Audit and tax services	18,471
Legal	18,418
Trustees’ fees and expenses	18,095
Shareholder reporting	15,534
Insurance	1,025
Miscellaneous	3,539

Total expenses	1,285,024
Less broker commission recapture	(54,113)

Net expenses	1,230,911

Net Investment Loss		(458,985)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments		32,859,208
Net change in unrealized depreciation on investments		(8,353,419)

Net realized and unrealized gain on investments		24,505,789

Net Increase in Net Assets from Operations		$24,046,804

(a)	Includes net income on securities loaned of $42,240.

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(458,985)	$(934,998)
Net realized gain on investments	32,859,208	81,224,991
Net change in unrealized depreciation on investments	(8,353,419)	(93,282,097)

Net increase (decrease) in net assets resulting from operations	24,046,804	(12,992,104)

Distributions to Shareholders
From net realized capital gains
Class A	(31,068,315)	—
Class B	(17,451,161)	—

Net decrease in net assets resulting from distributions	(48,519,476)	—

Net decrease in net assets from capital share transactions	(79,522,299)	(97,958,093)

Net Decrease in net assets	(103,994,971)	(110,950,197)

Net Assets
Net assets at beginning of period	283,635,838	394,586,035

Net assets at end of period	$179,640,867	$283,635,838

Accumulated net investment loss at end of period	$(484,052)	$(25,067)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	170,805	$2,200,184	3,342,422	$50,732,798
Reinvestments	2,548,672	31,068,315	—	—
Redemptions	(9,996,971)	(122,976,643)	(10,137,225)	(153,973,309)

Net decrease	(7,277,494)	$(89,708,144)	(6,794,803)	$(103,240,511)

Class B
Sales	595,650	$7,474,459	2,303,222	$31,745,386
Reinvestments	1,465,253	17,451,161	—	—
Redemptions	(1,170,257)	(14,739,775)	(1,937,151)	(26,462,968)

Net increase	890,646	$10,185,845	366,071	$5,282,418

Decrease derived from capital shares transactions		$(79,522,299)		$(97,958,093)

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009		2008		2007
Net Asset Value, Beginning of Period	$12.77		$13.76	$10.80	$7.32		$15.33		$12.75

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.02)		(0.03)	(0.01)	0.00	(b)	0.01		(0.03)
Net realized and unrealized gain (loss) on investments	0.83		(0.96)	2.97	3.48		(6.88)		3.08

Total from investment operations	0.81		(0.99)	2.96	3.48		(6.87)		3.05

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00		(0.00	)(c)	0.00
Distributions from net realized capital gains	(2.19)		0.00	0.00	0.00		(1.14)		(0.47)

Total distributions	(2.19)		0.00	0.00	0.00		(1.14)		(0.47)

Net Asset Value, End of Period	$11.39		$12.77	$13.76	$10.80		$7.32		$15.33

Total Return (%) (g)	5.24	(d)	(7.19)	27.41	47.54		(48.14)		24.49

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.87	(e)	0.84	0.84	0.84		0.82		0.83
Ratio of net expenses to average net assets (%) (f)	0.87	(e)	0.84	0.84	0.83		0.77		0.80
Ratio of net investment income (loss) to average net assets (%)	(0.27	)(e)	(0.20)	(0.05)	0.06		0.06		(0.19)
Portfolio turnover rate (%)	68.9	(d)	109.8	102.6	100.2		158.0		139.8
Net assets, end of period (in millions)	$77.3		$179.6	$287.1	$352.2		$246.8		$381.8

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.52		$13.53	$10.64	$7.23	$15.20	$12.68

Income (Loss) From Investment Operations
Net investment loss (a)	(0.03)		(0.06)	(0.03)	(0.02)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.82		(0.95)	2.92	3.43	(6.81)	3.05

Total from investment operations	0.79		(1.01)	2.89	3.41	(6.83)	2.99

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.19)		0.00	0.00	0.00	(1.14)	(0.47)

Total distributions	(2.19)		0.00	0.00	0.00	(1.14)	(0.47)

Net Asset Value, End of Period	$11.12		$12.52	$13.53	$10.64	$7.23	$15.20

Total Return (%) (g)	5.17	(d)	(7.46)	27.16	47.16	(48.30)	24.15

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.12	(e)	1.09	1.09	1.09	1.07	1.08
Ratio of net expenses to average net assets (%) (f)	1.12	(e)	1.09	1.09	1.08	1.02	1.05
Ratio of net investment loss to average net assets (%)	(0.46	)(e)	(0.42)	(0.23)	(0.20)	(0.20)	(0.44)
Portfolio turnover rate (%)	68.9	(d)	109.8	102.6	100.2	158.0	139.8
Net assets, end of period (in millions)	$102.3		$104.1	$107.5	$77.3	$50.5	$94.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income was less than $0.01.
(c)	Distributions from net investment income were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(g)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-10

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Turner Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-11

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-12

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to broker commission recapture, futures transactions, foreign currency transactions, partnerships, deferred trustees’ compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the ratio of net expenses to average net assets presented in the Financial Highlights for each share class.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general

MIST-13

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Turner Investments, L.P. (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$1,053,150	0.800%	First $300 million
	0.700%	Over $300 million

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Over $400 million

An identical agreement was in place for the period May 1, 2011 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$172,770,355	$—	$296,317,788

MIST-14

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

The Portfolio engaged in security transactions with other accounts managed by Turner Investments, L.P. that amounted to $28,606,036 in Sales of investments which are included above.

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$—	$—	$—	$—	$—	$—

There were no distributions paid for the years ending December 31, 2011 and 2010.

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term CapitalGain	Net Unrealized Appreciation	Loss Carryforwards	Total
$—	$48,518,299	$24,294,585	$—	$72,812,884

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Portfolio did not have any capital loss carryforwards.

MIST-15

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

8. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-16

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-17

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-18

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Met Investors Series Trust Van Kampen Comstock Portfolio Semiannual Report	June 30, 2012

Met Investors Series Trust

Van Kampen Comstock Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six-month period ended June 30, 2012, the Class A and B shares of the Van Kampen Comstock Portfolio returned 8.52% and 8.39%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned 8.68% over the same period.

MARKET ENVIRONMENT/CONDITIONS

The major domestic and global equity markets were volatile, but posted gains during the 6-month period ending June 30, 2012. Company earnings offered more positive surprises than disappointments, but market confidence began to wane toward the end of the period in the absence of new growth drivers. By May, the market went into steady decline as investors grew increasingly concerned about the real possibility of a Greek exit from the European Union and possible collapse of the Euro. Despite US Corporations showing growth, broad economic data from the US showed signs of a slowing economy. In June, an announcement from the Eurozone that funds may be injected directly into large financial institutions. This announcement, coupled with a ruling by the Supreme Court upholding the Health Care reform bill, provided some near-term clarity which rallied the markets in June.

In general, US Stocks outperformed international and global indices. Within the US, growth outperformed value within small, mid and large caps, with large growth being the best performing asset class and mid value being the worst performing asset class.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio underperformed the Russell 1000 Value for the six-month period, ending June 30, 2012. All sectors within the Russell 1000 Value index posted positive returns for the quarter, with the only exception posting negative returns was Energy.

On the negative side, stock selection within Energy was one of the largest detractors of performance. Halliburton, Weatherford International Ltd. and BP (United Kingdom) underperformed amid an unfavorable service and drilling environment, as the price of oil dropped precipitously during the latter part of the quarter. Weak stock selection within the Financials sector, also was a large detractor from relative performance. Performance was mixed within Financials with Insurance companies adding to performance, but not enough to offset the negative returns within the Diversified Financials and not owning any Real Estate holdings, which were the best returning industry within Financials. Stock selection within Materials was also a detractor during the period. International Paper was the largest detractor within this sector, on both an absolute and relative basis, after the company announced their 1st quarter profits fell 47% on weak margins. An underweight to Telecommunications stocks relative to the benchmark also detracted from performance. Specifically, being underweight AT&T Inc. versus the benchmark detracted from relative performance, as the stock was a top performer within this sector and benchmark, overall. Stock selection within HealthCare also dampened performance for the period. Notably, within the Pharmaceuticals industry, where holdings like GlaxoSmithKline and Bristol-Myers Squibb Co. underperformed the sector and benchmark for the period.

On the positive side, strong stock selection within Consumer Discretionary, particularly Media, was one of the largest contributors of performance. Comcast and Time Warner Cable were the clear outperformers within this sector, as these stocks outperformed both the sector and the index. Favorable stock selection among Industrial companies was another large contributor to relative return. Textron Inc., maker of Cessna aircraft, had a strong 1st quarter as demand for business jets appears to be accelerating. Ingersoll-Rand PLC also boosted returns, as the stock price rebounded from 2011 on news of productivity enhancements. Stock selection within Consumer Staples boosted performance versus the benchmark. Notably, Wal-Mart provided both absolute and relative outperformance, as investors sought defensive stocks thought to hold up during a slow economy. CVS Caremark Corp. was also a top contributor for the period.

Within Utilities, a material underweight to the sector versus the benchmark proved to act as a contributor to relative performance as Utilities stocks performed poorly versus other sectors during the period.

Kevin C. Holt, CFA, Lead Portfolio Manager

Jason S. Leder, CFA, CPA Portfolio Manager

Devin E. Armstrong, CFA, Portfolio Manager

Matt Seinsheimer, CFA, Portfolio Manager

James Warwick, Portfolio Manager

Invesco Adviser, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MIST-1

Met Investors Series Trust

Van Kampen Comstock Portfolio

VAN KAMPEN COMSTOCK PORTFOLIO MANAGED BY

INVESCO ADVISERS, INC. VS. RUSSELL 1000 VALUE INDEX1

AVERAGE ANNUAL RETURN2 (%) (FOR THE SIX MONTHS ENDED JUNE 30, 2012)

	6 Month	1 Year	5 Year	Since Inception[3]
Van Kampen Comstock Portfolio
Class A	8.52	1.24	-1.52	2.71
Class B	8.39	0.99	-1.76	2.46
Russell 1000 Value Index[1]	8.68	3.01	-2.19	3.35

The performance of Class A shares, as set forth in the line graph above, will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A and Class B shares is 5/2/2005. Index returns are based on an inception date of 5/2/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The index does not include fees or expenses and is not available for direct investment.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2012

Top Holdings

% of Net Assets
Comcast Corp. - Class A	3.8
JPMorgan Chase & Co.	2.7
Allstate Corp. (The)	2.7
Microsoft Corp.	2.6
Citigroup, Inc.	2.6
Pfizer, Inc.	2.6
Ingersoll-Rand plc	2.3
BP plc(ADR)	2.2
Wells Fargo & Co.	2.2
General Electric Co.	2.2

Top Sectors

% of Market Value of Total Investments
Financials	20.2
Consumer Discretionary	15.8
Health Care	14.4
Energy	12.3
Information Technology	10.9
Consumer Staples	7.3
Industrials	6.4
Telecommunication Services	3.4
Materials	2.8
Cash & Cash Equivalents	4.0

MIST-2

Met Investors Series Trust

Van Kampen Comstock Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Van Kampen Comstock Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period** January 1, 2012 to June 30, 2012
Class A(a)	Actual	0.58%	$1,000.00	$1,085.20	$3.01
	Hypothetical*	0.58%	$1,000.00	$1,021.98	$2.92

Class B(a)	Actual	0.83%	$1,000.00	$1,083.90	$4.30
	Hypothetical*	0.83%	$1,000.00	$1,020.74	$4.17

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the impact of the management fee waiver as described in Note 3 of the Notes to Financial Statements.

MIST-3

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Honeywell International, Inc.	245,616	$13,715,198
Textron, Inc. (a)	571,159	14,204,724

		27,919,922

Automobiles—1.3%
General Motors Co.*	1,400,158	27,611,116

Beverages—0.5%
PepsiCo, Inc.	149,080	10,533,993

Capital Markets—3.9%
Bank of New York Mellon Corp. (The)	1,856,319	40,746,202
Goldman Sachs Group, Inc. (The)	167,392	16,046,197
Morgan Stanley	1,054,475	15,384,790
State Street Corp. (a)	226,392	10,106,139

		82,283,328

Commercial Banks—5.4%
Fifth Third Bancorp.	1,346,861	18,047,937
PNC Financial Services Group, Inc.	524,050	32,024,695
U.S. Bancorp.	506,522	16,289,748
Wells Fargo & Co.	1,365,925	45,676,532

		112,038,912

Communications Equipment—0.9%
Cisco Systems, Inc.	1,143,731	19,637,861

Computers & Peripherals—2.1%
Dell, Inc.*	557,252	6,976,795
Hewlett-Packard Co.	1,797,224	36,142,175

		43,118,970

Diversified Financial Services—6.5%
Bank of America Corp.	2,982,474	24,396,637
Citigroup, Inc.	1,977,425	54,201,219
JPMorgan Chase & Co.	1,586,320	56,679,214

		135,277,070

Diversified Telecommunication Services—2.4%
AT&T, Inc.	555,328	19,802,996
Verizon Communications, Inc.	698,868	31,057,694

		50,860,690

Electric Utilities—2.6%
FirstEnergy Corp.	420,630	20,690,790
PPL Corp. (a)	1,166,506	32,440,532

		53,131,322

Electrical Equipment—0.6%
Emerson Electric Co.	288,892	13,456,589

Electronic Equipment, Instruments & Components—1.0%
Corning, Inc.	1,618,699	20,929,778

Energy Equipment & Services—3.8%
Halliburton Co.	1,247,846	$35,426,348
Noble Corp.*	316,566	10,297,892
Weatherford International, Ltd.*	2,691,398	33,992,357

		79,716,597

Food & Staples Retailing—3.0%
CVS Caremark Corp.	873,308	40,809,683
Wal-Mart Stores, Inc.	317,687	22,149,138

		62,958,821

Food Products—3.4%
Kraft Foods, Inc. - Class A	946,057	36,536,721
Unilever N.V.	1,046,450	34,899,108

		71,435,829

Health Care Providers & Services—4.0%
Cardinal Health, Inc.	463,860	19,482,120
UnitedHealth Group, Inc.	743,874	43,516,629
WellPoint, Inc.	308,685	19,691,016

		82,689,765

Hotels, Restaurants & Leisure—0.8%
Carnival Corp.	471,363	16,153,610

Household Products—0.3%
Procter & Gamble Co. (The)	116,855	7,157,369

Industrial Conglomerates—2.2%
General Electric Co.	2,158,248	44,977,888

Insurance—4.4%
Aflac, Inc.	167,640	7,139,787
Allstate Corp. (The)	1,583,331	55,559,085
Travelers Cos., Inc. (The)	443,564	28,317,126

		91,015,998

Internet Software & Services—3.4%
eBay, Inc.*	869,630	36,533,156
Yahoo!, Inc.*	2,133,973	33,780,793

		70,313,949

Machinery—2.3%
Ingersoll-Rand plc	1,127,005	47,537,071

Media—10.9%
Comcast Corp. - Class A	2,483,828	79,407,981
News Corp. - Class B	1,748,230	39,370,140
Time Warner Cable, Inc.	533,062	43,764,390
Time Warner, Inc.	602,134	23,182,159
Viacom, Inc. - Class B	884,620	41,594,832

		227,319,502

Metals & Mining—1.0%
Alcoa, Inc. (a)	2,399,199	20,992,991

See accompanying notes to financial statements.

MIST-4

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—1.0%
Kohl’s Corp.	93,023	$4,231,616
Target Corp.	276,916	16,113,742

		20,345,358

Oil, Gas & Consumable Fuels—8.5%
BP plc (ADR)	1,149,314	46,593,190
Chevron Corp.	369,267	38,957,669
Murphy Oil Corp.	602,779	30,313,756
QEP Resources, Inc. (a)	741,452	22,221,316
Royal Dutch Shell plc (ADR)	565,601	38,138,475

		176,224,406

Paper & Forest Products—1.8%
International Paper Co.	1,287,817	37,230,790

Pharmaceuticals—10.4%
Bristol-Myers Squibb Co.	1,234,717	44,388,076
GlaxoSmithKline plc (ADR)	503,570	22,947,685
Merck & Co., Inc.	1,058,976	44,212,248
Novartis AG	210,340	11,732,754
Pfizer, Inc.	2,330,671	53,605,433
Roche Holding AG (ADR)	403,516	17,439,962
Sanofi (ADR)	600,898	22,701,926

		217,028,084

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	588,798	15,691,467
KLA-Tencor Corp.	63,633	3,133,925

		18,825,392

Software—2.6%
Microsoft Corp.	1,804,278	55,192,864

Specialty Retail—1.8%
Lowe’s Cos., Inc.	812,233	23,099,907
Staples, Inc. (a)	1,111,286	14,502,282

		37,602,189

Wireless Telecommunication Services—1.0%
Vodafone Group plc (ADR)	735,135	20,716,104

Total Common Stocks (Cost $1,847,471,977)		2,002,234,128

Short-Term Investments—5.7%
Security Description	Shares/Par Amount	Value

Mutual Fund—1.7%
State Street Navigator Securities Lending Prime Portfolio (b)	34,459,381	$34,459,381

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/29/12 at 0.010% to be repurchased at $82,467,069 on 07/02/12, collateralized by $84,285,000 U.S Treasury Bill at 0.000% due 06/27/13 with a value of $84,116,430.	$82,467,000	82,467,000

Total Short-Term Investments (Cost $116,926,381)		116,926,381

Total Investments—101.7% (Cost $1,964,398,358#)		2,119,160,509
Other assets and liabilities (net)—(1.7)%		(34,425,142)

Net Assets—100.0%		$2,084,735,367

#	As of June 30, 2012, the aggregate cost of investments for federal income tax purposes was $1,964,398,358. The aggregate unrealized appreciation and depreciation of investments were $297,438,313 and $(142,676,162), respectively, resulting in net unrealized appreciation of $154,762,151 for federal income tax purposes.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of June 30, 2012, the market value of securities loaned was $34,527,795 and the collateral received consisted of cash in the amount of $34,459,381. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

MIST-5

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of June 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$27,919,922	$—	$—	$27,919,922
Automobiles	27,611,116	—	—	27,611,116
Beverages	10,533,993	—	—	10,533,993
Capital Markets	82,283,328	—	—	82,283,328
Commercial Banks	112,038,912	—	—	112,038,912
Communications Equipment	19,637,861	—	—	19,637,861
Computers & Peripherals	43,118,970	—	—	43,118,970
Diversified Financial Services	135,277,070	—	—	135,277,070
Diversified Telecommunication Services	50,860,690	—	—	50,860,690
Electric Utilities	53,131,322	—	—	53,131,322
Electrical Equipment	13,456,589	—	—	13,456,589
Electronic Equipment, Instruments & Components	20,929,778	—	—	20,929,778
Energy Equipment & Services	79,716,597	—	—	79,716,597
Food & Staples Retailing	62,958,821	—	—	62,958,821
Food Products	71,435,829	—	—	71,435,829
Health Care Providers & Services	82,689,765	—	—	82,689,765
Hotels, Restaurants & Leisure	16,153,610	—	—	16,153,610
Household Products	7,157,369	—	—	7,157,369
Industrial Conglomerates	44,977,888	—	—	44,977,888
Insurance	91,015,998	—	—	91,015,998
Internet Software & Services	70,313,949	—	—	70,313,949
Machinery	47,537,071	—	—	47,537,071
Media	227,319,502	—	—	227,319,502
Metals & Mining	20,992,991	—	—	20,992,991
Multiline Retail	20,345,358	—	—	20,345,358
Oil, Gas & Consumable Fuels	176,224,406	—	—	176,224,406
Paper & Forest Products	37,230,790	—	—	37,230,790
Pharmaceuticals	205,295,330	11,732,754	—	217,028,084
Semiconductors & Semiconductor Equipment	18,825,392	—	—	18,825,392
Software	55,192,864	—	—	55,192,864
Specialty Retail	37,602,189	—	—	37,602,189
Wireless Telecommunication Services	20,716,104	—	—	20,716,104
Total Common Stocks	1,990,501,374	11,732,754	—	2,002,234,128
Short-Term Investments
Mutual Fund	34,459,381	—	—	34,459,381
Repurchase Agreement	—	82,467,000	—	82,467,000
Total Short-Term Investments	34,459,381	82,467,000	—	116,926,381
Total Investments	$2,024,960,755	$94,199,754	$—	$2,119,160,509

See accompanying notes to financial statements.

MIST-6

Met Investors Series Trust

Van Kampen Comstock Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments at value (a)(b)		$2,119,160,509
Cash		565
Receivable for investments sold		2,157,146
Receivable for shares sold		141,136
Dividends receivable		4,380,877
Interest receivable		46

Total Assets		2,125,840,279
Liabilities
Payables for:
Investments purchased	$4,819,515
Shares redeemed	673,455
Collateral for securities loaned	34,459,381
Accrued Expenses:
Management fees	928,606
Distribution and service fees—Class B	116,971
Administration fees	5,956
Custodian and accounting fees	26,376
Deferred trustees’ fees	29,886
Other expenses	44,766

Total Liabilities		41,104,912

Net Assets		$2,084,735,367

Net Assets Represented by
Paid in surplus		$2,448,033,787
Accumulated net realized loss		(537,267,684)
Unrealized appreciation on investments		154,762,151
Undistributed net investment income		19,207,113

Net Assets		$2,084,735,367

Net Assets
Class A		$1,492,660,676
Class B		592,074,691
Capital Shares Outstanding*
Class A		149,937,922
Class B		59,651,826
Net Asset Value, Offering Price and Redemption Price Per Share
Class A		$9.96
Class B		9.93

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,964,398,358.
(b)	Includes securities loaned at value of $34,527,795.

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Dividends (a)		$25,973,537
Interest (b)		226,573

Total investment income		26,200,110

Expenses
Management fees	$5,925,541
Administration fees	29,844
Custodian and accounting fees	81,859
Distribution and service fees—Class B	724,839
Audit and tax services	18,471
Legal	18,417
Trustees’ fees and expenses	18,094
Shareholder reporting	45,006
Insurance	7,709
Miscellaneous	4,792

Total expenses	6,874,572
Less management fee waiver	(144,454)

Net expenses	6,730,118

Net Investment Income		19,469,992

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		65,562,727
Foreign currency transactions		(11,337)

Net realized gain on investments and foreign currency transactions		65,551,390

Net change in unrealized appreciation on investments		81,727,218

Net realized and unrealized gain on investments and foreign currency transactions		147,278,608

Net Increase in Net Assets From Operations		$166,748,600

(a)	Net of foreign withholding taxes of $500,898.
(b)	Includes net income on securities loaned of $221,939.

See accompanying notes to financial statements.

MIST-7

Met Investors Series Trust

Van Kampen Comstock Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations
Net investment income	$19,469,992	$30,846,156
Net realized gain on investments, futures contracts and foreign currency transactions	65,551,390	112,949,850
Net change in unrealized appreciation (depreciation) on investments	81,727,218	(221,232,096)

Net increase (decrease) in net assets resulting from operations	166,748,600	(77,436,090)

Distributions to Shareholders
From net investment income
Class A	(23,206,545)	(11,390,619)
Class B	(7,530,053)	(6,595,624)

Net decrease in net assets resulting from distributions	(30,736,598)	(17,986,243)

Net increase (decrease) in net assets from capital share transactions	(13,004,719)	646,587,034

Net Increase in Net Assets	123,007,283	551,164,701

Net Assets
Net assets at beginning of period	1,961,728,084	1,410,563,383

Net assets at end of period	$2,084,735,367	$1,961,728,084

Undistributed net investment income at end of period	$19,207,113	$30,473,719

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Value	Shares	Value
Class A
Sales	1,521,780	$15,074,904	70,473,823	$718,371,185
Reinvestments	2,297,677	23,206,545	1,131,144	11,390,619
Redemptions	(4,762,466)	(48,013,242)	(7,413,049)	(70,355,378)

Net increase (decrease)	(943,009)	$(9,731,793)	64,191,918	$659,406,426

Class B
Sales	5,021,116	$48,365,868	9,384,811	$89,864,026
Reinvestments	747,029	7,530,053	656,935	6,595,624
Redemptions	(5,933,554)	(59,168,847)	(11,448,805)	(109,279,042)

Net decrease	(165,409)	$(3,272,926)	(1,407,059)	$(12,819,392)

Increase (decrease) derived from capital shares transactions		$(13,004,719)		$646,587,034

See accompanying notes to financial statements.

MIST-8

Met Investors Series Trust

Van Kampen Comstock Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.32		$9.55	$8.43	$6.85	$11.26	$11.95

Income (Loss) From Investment Operations
Net investment income (a)	0.10		0.17	0.13	0.13	0.21	0.25
Net realized and unrealized gain (loss) on investments	0.70		(0.27)	1.14	1.64	(4.06)	(0.49)

Total from investment operations	0.80		(0.10)	1.27	1.77	(3.85)	(0.24)

Less Distributions
Distributions from net investment income	(0.16)		(0.13)	(0.15)	(0.19)	(0.19)	(0.19)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.37)	(0.26)

Total distributions	(0.16)		(0.13)	(0.15)	(0.19)	(0.56)	(0.45)

Net Asset Value, End of Period	$9.96		$9.32	$9.55	$8.43	$6.85	$11.26

Total Return (%) (e)	8.52	(b)	(1.17)	15.12	26.89	(35.79)	(2.31)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.59	(c)	0.61	0.64	0.64	0.61	0.61
Ratio of net expenses to average net assets (%) (d)	0.58	(c)	0.61	0.64	0.64	0.61	0.61
Ratio of net investment income to average net assets (%)	1.95	(c)	1.81	1.51	1.95	2.35	2.04
Portfolio turnover rate (%)	10.2	(b)	24.5	29.1	43.8	40.2	22.2
Net assets, end of period (in millions)	$1,492.7		$1,406.5	$828.0	$782.7	$1,257.6	$1,839.2

	Class B
	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.28		$9.52	$8.41	$6.83	$11.22	$11.91

Income (Loss) From Investment Operations
Net investment income (a)	0.08		0.14	0.11	0.10	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.70		(0.27)	1.13	1.65	(4.04)	(0.48)

Total from investment operations	0.78		(0.13)	1.24	1.75	(3.85)	(0.26)

Less Distributions
Distributions from net investment income	(0.13)		(0.11)	(0.13)	(0.17)	(0.17)	(0.17)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.37)	(0.26)

Total distributions	(0.13)		(0.11)	(0.13)	(0.17)	(0.54)	(0.43)

Net Asset Value, End of Period	$9.93		$9.28	$9.52	$8.41	$6.83	$11.22

Total Return (%) (e)	8.39	(b)	(1.48)	14.85	26.57	(35.91)	(2.49)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.84	(c)	0.86	0.89	0.89	0.86	0.86
Ratio of net expenses to average net assets (%) (d)	0.83	(c)	0.86	0.89	0.89	0.86	0.85
Ratio of net investment income to average net assets (%)	1.70	(c)	1.50	1.28	1.39	2.10	1.80
Portfolio turnover rate (%)	10.2	(b)	24.5	29.1	43.8	40.2	22.2
Net assets, end of period (in millions)	$592.1		$555.3	$582.6	$505.8	$107.7	$162.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser, if applicable.
(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

MIST-9

Met Investors Series Trust

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers fifty-five portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Van Kampen Comstock Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2012 through the date that the financial statements were issued.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to

MIST-10

Met Investors Series Trust

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for correcting pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

MIST-11

Met Investors Series Trust

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, deferred trustees’ compensation, capital loss carryforwards losses deferred due to wash sales, and return of capital from certain securities as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian. Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Net interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2012 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at June 30, 2012 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Invesco Advisers, Inc. (the “Adviser”), for investment subadvisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

MIST-12

Met Investors Series Trust

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2012	% per annum	Average Daily Net Assets
$5,925,541	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.525%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2012 to April 30, 2013, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $2 billion
0.050%	Over $2 billion

An identical agreement was in place for the period January 1, 2012 through April 29, 2012. Amounts waived, if applicable, for the six months ended June 30, 2012 are shown as a management fee waiver in the Statement of Operations.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreement and Plan - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average daily net assets of the Portfolio attributable to its Class B Shares with respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2012 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2012 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$—	$202,927,295	$—	$213,959,336

The Portfolio engaged in security transactions with other accounts managed by Invesco Advisers, Inc. that amounted to $672,334 in purchases and $1,225,492 in sales of investments which are included above.

MIST-13

Met Investors Series Trust

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

5. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as “restricted cash” on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contracts. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. Futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six month ended June 30, 2012, the Portfolio did not enter into futures contracts. At June 30, 2012, the Portfolio did not have any open futures contracts.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard settlement trades, the Portfolio restricts its exposure to credit losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2011 and 2010 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2011	2010	2011	2010	2011	2010
$17,986,243	$21,577,522	$—	$—	$17,986,243	$21,577,522

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$30,498,786	$—	$44,950,861	$(574,735,002)	$(499,285,355)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

MIST-14

Met Investors Series Trust

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2012 (Unaudited)—(Continued)

As of December 31, 2011, the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total
$117,210,374	$457,524,628	$574,735,002

9. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

MIST-15

Met Investors Series Trust

Shareholder Votes (Unaudited)

At a Joint Special Meeting of Shareholders held on February 24, 2012, the shareholders of Met Investors Series Trust voted for the following proposals:

	For	Against	Abstain	Total
To elect Stephen M. Alderman as a member of the Board of Trustees of the Trust.	6,956,937,576.221	273,308,386.827	0.000	7,230,245,963.048

To elect Jack R. Borsting as a member of the Board of Trustees of the Trust.	6,927,991,664.827	302,254,298.221	0.000	7,230,245,963.048

To elect Robert Boulware as a member of the Board of Trustees of the Trust.	6,959,991,761.463	270,254,201.585	0.000	7,230,245,963.048

To elect Daniel A. Doyle as a member of the Board of Trustees of the Trust.	6,964,884,647.134	265,361,315.914	0.000	7,230,245,963.048

To elect Elizabeth M. Forget as a member of the Board of Trustees of the Trust.	6,959,671,616.092	270,574,346.956	0.000	7,230,245,963.048

To elect Susan C. Gause as a member of the Board of Trustees of the Trust.	6,958,677,730.171	271,568,232.877	0.000	7,230,245,963.048

To elect Nancy Hawthorne as a member of the Board of Trustees of the Trust.	6,958,309,222.389	271,936,740.659	0.000	7,230,245,963.048

To elect Keith M. Schappert as a member of the Board of Trustees of the Trust.	6,953,421,623.260	276,824,339.788	0.000	7,230,245,963.048

To elect Linda B. Strumpf as a member of the Board of Trustees of the Trust.	6,948,314,385.157	281,931,577.891	0.000	7,230,245,963.048

To elect Dawn M. Vroegop as a member of the Board of Trustees of the Trust.	6,957,626,129.713	272,619,833.335	0.000	7,230,245,963.048

MIST-16

Met Investors Series Trust

Van Kampen Comstock Portfolio

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Form N-Qs will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Qs may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

MIST-17

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Elizabeth M. Forget, the registrant’s President and Peter H. Duffy, the registrant’s Chief Financial Officer and Treasurer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Procedures”) and evaluated their effectiveness. Based on their review, Ms. Forget and Mr. Duffy determined that the Procedures adequately ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: September 5, 2012

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: September 5, 2012